UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents

PIMCO All Asset All Authority Fund	PIMCO Real Return Fund

PIMCO All Asset Fund	PIMCO RealEstateRealReturn Strategy Fund

PIMCO California Intermediate Municipal Bond Fund	PIMCO RealRetirement® 2015 Fund

PIMCO California Municipal Bond Fund	PIMCO RealRetirement® 2020 Fund

PIMCO California Short Duration Municipal Income Fund	PIMCO RealRetirement® 2025 Fund

PIMCO CommoditiesPLUS® Short Strategy Fund	PIMCO RealRetirement® 2030 Fund

PIMCO CommoditiesPLUS® Strategy Fund	PIMCO RealRetirement® 2035 Fund

PIMCO CommodityRealReturn Strategy Fund®	PIMCO RealRetirement® 2040 Fund

PIMCO Convertible Fund	PIMCO RealRetirement® 2045 Fund

PIMCO Credit Absolute Return Fund	PIMCO RealRetirement® 2050 Fund

PIMCO Diversified Income Fund	PIMCO RealRetirement® Income and Distribution Fund

PIMCO EM Fundamental lndexPLUS® AR Strategy Fund	PIMCO Senior Floating Rate Fund

PIMCO EMG Intl Low Volatility RAFI® -PLUS AR Fund	PIMCO Short Asset Investment Fund

PIMCO Emerging Local Bond Fund	PIMCO Short Duration Municipal Income Fund

PIMCO Emerging Markets Bond Fund	PIMCO Short-Term Fund

PIMCO Emerging Markets Corporate Bond Fund	PIMCO Small Cap StocksPLUS® AR Strategy Fund

PIMCO Emerging Markets Currency Fund	PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO StocksPLUS® Fund

PIMCO Extended Duration Fund	PIMCO StocksPLUS® Long Duration Fund

PIMCO Floating Income Fund	PIMCO StocksPLUS® Absolute Return Fund

PIMCO Foreign Bond Fund (Unhedged)	PIMCO StocksPLUS® AR Short Strategy Fund

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO Tax Managed Real Return Fund

PIMCO Fundamental Advantage Absolute Return Strategy Fund	PIMCO Total Return Fund

PIMCO Fundamental IndexPLUS® AR Fund	PIMCO Total Return Fund II

PIMCO Global Advantage® Strategy Bond Fund	PIMCO Total Return Fund III

PIMCO Global Bond Fund (Unhedged)	PIMCO Total Return Fund IV

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO TRENDS Managed Futures Strategy Fund

PIMCO Global Multi-Asset Fund	PIMCO Unconstrained Bond Fund

PIMCO GNMA Fund	PIMCO Unconstrained Tax Managed Bond Fund

PIMCO Government Money Market Fund	PIMCO Worldwide Fundamental Advantage AR Strategy Fund

PIMCO High Yield Fund	PIMCO Asset-Backed Securities Portfolio

PIMCO High Yield Municipal Bond Fund	PIMCO Developing Local Markets Portfolio

PIMCO High Yield Spectrum Fund	PIMCO Emerging Markets Portfolio

PIMCO Income Fund	PIMCO FX Strategy Portfolio

PIMCO Inflation Response Multi-Asset Fund	PIMCO High Yield Portfolio

PIMCO International Fundamental IndexPLUS® AR Strategy Fund	PIMCO International Portfolio

PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	PIMCO Investment Grade Corporate Portfolio

PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	PIMCO Long Duration Corporate Bond Portfolio

PIMCO Intl Low Volatility RAFI® -PLUS AR Fund	PIMCO Low Duration Portfolio

PIMCO Investment Grade Corporate Bond Fund	PIMCO Moderate Duration Portfolio

PIMCO Long Duration Total Return Fund	PIMCO Mortgage Portfolio

PIMCO Long-Term Credit Fund	PIMCO Municipal Sector Portfolio

PIMCO Long-Term U.S. Government Fund	PIMCO Real Return Portfolio

PIMCO Low Duration Fund	PIMCO Senior Floating Rate Portfolio

PIMCO Low Duration Fund II	PIMCO Short-Term Floating NAV Portfolio

PIMCO Low Duration Fund III	PIMCO Short-Term Floating NAV Portfolio II

PIMCO Low Volatility RAFI® -PLUS AR Fund	PIMCO Short-Term Floating NAV Portfolio III

PIMCO Moderate Duration Fund	PIMCO Short-Term Portfolio

PIMCO Money Market Fund	PIMCO U.S. Government Sector Portfolio

PIMCO Mortgage-Backed Securities Fund

PIMCO Mortgage Opportunities Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Real Income 2019 Fund®

PIMCO Real Income 2029 Fund®

PIMCO Real Return Asset Fund

Schedule of Investments

PIMCO All Asset All Authority Fund

December 31, 2013 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$820

Total Short-Term Instruments (Cost $820)		820

Total Investments in Securities (Cost $820)		820

	SHARES
INVESTMENTS IN AFFILIATES 143.8%
MUTUAL FUNDS (a) 143.7%
PIMCO CommoditiesPLUS® Strategy Fund	137,431,669	1,473,267
PIMCO CommodityRealReturn Strategy Fund®	101,051,714	554,774
PIMCO Credit Absolute Return Fund	121,602,216	1,276,823
PIMCO Diversified Income Fund	91,564,032	1,052,071
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	370,397,775	3,585,450
PIMCO Emerging Local Bond Fund	262,391,820	2,448,116
PIMCO Emerging Markets Bond Fund	156,703,728	1,676,730
PIMCO Emerging Markets Corporate Bond Fund	48,076,708	542,786
PIMCO Emerging Markets Currency Fund	264,465,945	2,676,395
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	570,000	5,694
PIMCO EqS® Dividend Fund	2,266,326	27,853
PIMCO EqS® Emerging Markets Fund	3,848,401	33,866
PIMCO EqS® Long/Short Fund	12,243,191	146,184
PIMCO EqS Pathfinder Fund®	84,933,068	1,016,649
PIMCO Floating Income Fund	97,161,927	858,911
PIMCO Foreign Bond Fund (Unhedged)	9,923	100
PIMCO Fundamental Advantage Absolute Return Strategy Fund	451,157,318	1,791,095
PIMCO Fundamental IndexPLUS® AR Fund	209,427	1,426
PIMCO Global Advantage® Strategy Bond Fund	26,530,406	292,896
PIMCO High Yield Fund	183,120,236	1,759,785
PIMCO High Yield Spectrum Fund	134,440,730	1,469,437
PIMCO Income Fund	222,107,400	2,723,037
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	187,979,518	2,285,831
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,478,235	43,990
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	570,000	5,700
PIMCO Investment Grade Corporate Bond Fund	4,538,419	46,473
PIMCO Long Duration Total Return Fund	14,950,266	156,828
PIMCO Long-Term Credit Fund	54,968,289	640,381
PIMCO Long-Term U.S. Government Fund	18,754,099	172,538
PIMCO Low Duration Fund	3,014,884	31,144
PIMCO Low Volatility RAFI®-PLUS AR Fund	570,000	5,706
PIMCO Mortgage Opportunities Fund	16,527,308	180,809
PIMCO Real Return Asset Fund	18,355,618	141,155
PIMCO Real Return Fund	51,310	563
PIMCO RealEstateRealReturn Strategy Fund	278,251,757	1,065,704
PIMCO Senior Floating Rate Fund	92,301,668	945,169
PIMCO Short-Term Fund	16,784	165
PIMCO Small Cap StocksPLUS® AR Strategy Fund	51,194	498
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	28,136,512	340,733
PIMCO StocksPLUS® Absolute Return Fund	68,169	693
PIMCO StocksPLUS® AR Short Strategy Fund	2,008,228,854	5,502,547
PIMCO StocksPLUS® Fund	12,631	124
PIMCO Total Return Fund	2,911,904	31,128
PIMCO Unconstrained Bond Fund	194,314,234	2,156,888

PIMCO Worldwide Fundamental Advantage AR Strategy Fund	208,841,821	2,061,269

Total Mutual Funds (Cost $43,294,036)		41,229,381

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	440,000	20,966

Total Exchange-Traded Funds (Cost $23,667)		20,966

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	23,623	236

Total Short-Term Instruments (Cost $236)		236

Total Investments in Affiliates (Cost $43,317,939)		41,250,583

Total Investments 143.8% (Cost $43,318,759)		$41,251,403
Other Assets and Liabilities, net (43.8%)		(12,569,675)

Net Assets 100.0%		$28,681,728

Notes to Schedule of Investments (amounts in thousands):

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$820	Freddie Mac 2.080% due 10/17/2022	$(837)	$820	$820

Total Repurchase Agreements						$(837)	$820	$820

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$820	$0	$820
Investments in Affiliates, at Value
Mutual Funds	41,229,381	0	0	41,229,381
Exchange-Traded Funds	20,966	0	0	20,966
Short-Term Instruments
Central Funds Used for Cash Management Purposes	236	0	0	236

	$41,250,583	$0	$0	$41,250,583

Total Investments	$41,250,583	$820	$0	$41,251,403

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Fund

December 31, 2013 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$882

Total Short-Term Instruments (Cost $882)		882

Total Investments in Securities (Cost $882)		882

	SHARES
INVESTMENTS IN AFFILIATES 99.6%
MUTUAL FUNDS (a) 99.5%
PIMCO CommoditiesPLUS® Strategy Fund	85,235,766	913,727
PIMCO CommodityRealReturn Strategy Fund®	81,969,344	450,012
PIMCO Credit Absolute Return Fund	63,780,235	669,692
PIMCO Diversified Income Fund	103,545,276	1,189,735
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	394,850,918	3,822,157
PIMCO Emerging Local Bond Fund	254,713,848	2,376,480
PIMCO Emerging Markets Bond Fund	119,567,853	1,279,376
PIMCO Emerging Markets Corporate Bond Fund	41,547,452	469,071
PIMCO Emerging Markets Currency Fund	240,958,294	2,438,498
PIMCO EMG Intl Low Volatility RAFI® - PLUS AR Fund	606,000	6,054
PIMCO EqS® Dividend Fund	3,116,198	38,298
PIMCO EqS® Emerging Markets Fund	7,696,802	67,732
PIMCO EqS® Long/Short Fund	12,630,678	150,810
PIMCO EqS Pathfinder Fund®	97,201,515	1,163,502
PIMCO Floating Income Fund	73,853,435	652,864
PIMCO Foreign Bond Fund (Unhedged)	1,650,865	16,575
PIMCO Fundamental Advantage Absolute Return Strategy Fund	187,886,550	745,910
PIMCO Fundamental IndexPLUS® AR Fund	4,622,102	31,476
PIMCO Global Advantage® Strategy Bond Fund	30,591,412	337,729
PIMCO High Yield Fund	162,875,299	1,565,232
PIMCO High Yield Spectrum Fund	131,989,823	1,442,649
PIMCO Income Fund	286,534,112	3,512,908
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	186,510,028	2,267,962
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	31,036,666	213,843
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	8,442,531	67,793
PIMCO Intl Low Volatility RAFI® - PLUS AR Fund	606,000	6,060
PIMCO Investment Grade Corporate Bond Fund	8,358,961	85,596
PIMCO Long Duration Total Return Fund	4,496,553	47,169
PIMCO Long-Term Credit Fund	110,396,655	1,286,121
PIMCO Long-Term U.S. Government Fund	1,963,136	18,061
PIMCO Low Duration Fund	17,499,819	180,773
PIMCO Low Volatility RAFI® - PLUS AR Fund	606,000	6,066
PIMCO Mortgage Opportunities Fund	16,527,308	180,809
PIMCO Real Return Asset Fund	15,050,933	115,742
PIMCO Real Return Fund	9,263,780	101,624
PIMCO RealEstateRealReturn Strategy Fund	298,110,328	1,141,762
PIMCO Senior Floating Rate Fund	70,691,177	723,878
PIMCO Short-Term Fund	10,675	105
PIMCO Small Cap StocksPLUS® AR Strategy Fund	4,096,708	39,820
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	22,315,813	270,244
PIMCO StocksPLUS® Absolute Return Fund	4,115,401	41,854
PIMCO StocksPLUS® Fund	375,651	3,678
PIMCO Total Return Fund	16,368,912	174,984
PIMCO Unconstrained Bond Fund	113,983,556	1,265,217
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	144,136,767	1,422,630

Total Mutual Funds (Cost $32,803,667)		33,002,278

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	540,000	25,731

Total Exchange-Traded Funds (Cost $29,046)		25,731

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	11,941	119

Total Short-Term Instruments (Cost $120)		119

Total Investments in Affiliates (Cost $32,832,833)		33,028,128

Total Investments 99.6% (Cost $32,833,715)		$33,029,010
Other Assets and Liabilities, net 0.4%		119,878

Net Assets 100.0%		$33,148,888

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$882	Freddie Mac 2.000% due 01/30/2023	$(900)	$882	$882

Total Repurchase Agreements						$(900)	$882	$882

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$882	$0	$882
Investments in Affiliates, at Value
Mutual Funds	33,002,278	0	0	33,002,278
Exchange-Traded Funds	25,731	0	0	25,731
Short-Term Instruments
Central Funds Used for Cash Management Purposes	119	0	0	119

	$33,028,128	$0	$0	$33,028,128

Total Investments	$33,028,128	$882	$0	$33,029,010

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.2%
MUNICIPAL BONDS & NOTES 94.7%
CALIFORNIA 94.6%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$295
Bay Area Toll Authority, California Revenue Bonds, Series 2006
1.450% due 04/01/2045	2,000	2,010
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.760% due 04/01/2047	2,750	2,753
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	575
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,363
Bay Area Water Supply & Conservation Agency, California Revenue Notes, Series 2013
5.000% due 10/01/2021	225	265
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	280
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,467
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,074
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	779
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	4,085	4,272
5.500% due 08/15/2018	500	591
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	296
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011
5.000% due 06/01/2021	2,500	2,948
California Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	470
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.010% due 11/01/2026	3,800	3,800
0.020% due 11/01/2026	1,000	1,000
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,185
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2020	4,000	4,740
California State General Obligation Bonds, Series 2007
5.000% due 08/01/2018	750	840
California State General Obligation Bonds, Series 2013
4.000% due 12/01/2027	5,000	5,430
California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,433
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	2,044
5.000% due 11/01/2019	500	587
California State General Obligation Notes, Series 2013	3,000	3,479
5.000% due 09/01/2021
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,091
California State University Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2017	750	814
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,153
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	630
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,101
Contra Costa Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2027	110	121
Contra Costa Transportation Authority, California Revenue Notes, Series 2012
5.000% due 03/01/2022	930	1,072
Contra Costa Water District, California Revenue Notes, Series 2010
4.000% due 10/01/2015	250	266
East Bay Municipal Utility District, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,499
East Bay Municipal Utility District, California Revenue Notes, Series 2012
5.000% due 06/01/2022	4,600	5,463
El Camino Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,149
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
5.000% due 04/01/2015	140	148
5.000% due 04/01/2016	150	163

Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	797
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,550	1,624
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,105
5.250% due 11/15/2019	500	551
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	229
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,260
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 06/01/2018	1,415	1,657
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,093
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	718
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	275
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	756
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
0.020% due 07/01/2034	3,000	3,000
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	282
Los Angeles, California Wastewater System Revenue Bonds, Series 2010
5.000% due 06/01/2022	500	570
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,137
Metropolitan Water District of Southern California Revenue Bonds, Series 2000
0.010% due 07/01/2035	5,000	5,000
Modesto Irrigation District, California Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,663
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	987
Mountain House Public Financing Authority, California Revenue Notes, Series 2007
5.000% due 12/01/2015	640	684
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	278
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,092
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	283
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,083
Ross Valley School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2024	180	204
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,105
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
4.000% due 08/01/2016	230	251
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,522
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,645
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,322
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	916
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,160
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	570
San Diego Redevelopment Agency, California Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,022
San Francisco, California City & County Airports Commission Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,467
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	54
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,157
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,131
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,050
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	843
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	325	346
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,130
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,440
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,440
5.000% due 03/01/2026	50	56

Southwestern Community College District, California General Obligation Bonds, (FGIC Insured), Series 2005
5.250% due 08/01/2016	400	444
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	505
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	388
University of California Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,226
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,190
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,100
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,134

		128,588

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	160	170

Total Municipal Bonds & Notes (Cost $126,174)		128,758

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%		589

Total Short-Term Instruments (Cost $589)		589

Total Investments in Securities (Cost $126,763)		129,347

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio	612,780	6,131

Total Short-Term Instruments (Cost $6,131)		6,131

Total Investments in Affiliates (Cost $6,131)		6,131

Total Investments 99.7% (Cost $132,894)		$135,478
Other Assets and Liabilities, net 0.3%		439

Net Assets 100.0%		$135,917

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$589	Freddie Mac 2.080% due 10/17/2022	$(602)	$589	$589

Total Repurchase Agreements						$(602)	$589	$589

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$128,588	$0	$128,588
New Jersey	0	170	0	170
Short-Term Instruments
Repurchase Agreements	0	589	0	589
	$0	$129,347	$0	$129,347
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,131	$0	$0	$6,131

Total Investments	$6,131	$129,347	$0	$135,478

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO California Municipal Bond Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.0%
MUNICIPAL BONDS & NOTES 92.9%
CALIFORNIA 92.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2027	$175	$192
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	99
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2021	125	145
California State General Obligation Bonds, Series 2013
4.000% due 12/01/2027	250	271
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	304
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	222
Campbell Union High School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2029	175	190
East Bay Municipal Utility District, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	222
El Dorado Irrigation District, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	104
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	250	185
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	125
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	105
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2012
5.000% due 07/01/2021	150	178
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	203
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	115
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	262
Los Rios Community College District, California General Obligation Bonds, Series 2010
5.000% due 08/01/2026	150	163
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	129
Redwood City Public Financing Authority, California Revenue Bonds, Series 2013
5.000% due 02/01/2028	130	140
Roseville Finance Authority, California Revenue Notes, Series 2013
4.000% due 02/01/2017	250	275
Sacramento Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	103
Sacramento, California Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	139
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012
5.000% due 04/01/2038	100	106
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	213
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	175	188
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	255
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	106
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	175	186
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2026	150	167
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	104
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	205	222
5.000% due 08/01/2029	125	134

Total Municipal Bonds & Notes (Cost $5,743)		5,552

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (a) 2.1%		127

Total Short-Term Instruments (Cost $127)		127

Total Investments in Securities (Cost $5,870)		5,679

	SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio	20,101	201

Total Short-Term Instruments (Cost $201)		201

Total Investments in Affiliates (Cost $201)		201

Total Investments 98.4% (Cost $6,071)		$5,880
Financial Derivative Instruments (b)(d) 0.0% (Cost or Premiums, net $0)		2
Other Assets and Liabilities, net 1.6%		94

Net Assets 100.0%		$5,976

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$127	Freddie Mac 2.080% due 10/17/2022	$(131)	$127	$127

Total Repurchase Agreements						$(131)	$127	$127

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$135	$29	$17	$2	$0

Total Swap Agreements					$29	$17	$2	$0

Cash of $34 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$5,552	$0	$5,552
Short-Term Instruments
Repurchase Agreements	0	127	0	127
	$0	$5,679	$0	$5,679

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$201	$0	$0	$201
Total Investments	$201	$5,679	$0	$5,880

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$2	$0	$2

Totals	$201	$5,681	$0	$5,882

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2%
MUNICIPAL BONDS & NOTES 99.1%
CALIFORNIA 98.8%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	$495	$566
Atascadero Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 10/01/2014	110	111
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.040% due 04/01/2047	1,740	1,740
0.760% due 04/01/2047	5,000	5,005
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.966% due 04/01/2045	3,200	3,223
Bay Area Toll Authority, California Revenue Notes, Series 2006
5.000% due 04/01/2015	100	106
Brentwood Union School District, California General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	150
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2014	500	517
California Educational Facilities Authority Revenue Notes, Series 2010
0.860% due 10/01/2015	3,265	3,275
4.000% due 02/01/2014	250	251
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	1,145	1,171
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	295
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,028
California Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 03/01/2014	250	252
5.000% due 08/15/2014	350	360
California Health Facilities Financing Authority Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,142
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.340% due 10/01/2047	2,300	2,299
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
5.000% due 02/01/2014	750	753
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	404
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.010% due 11/01/2026	500	500
California Pollution Control Financing Authority Revenue Bonds, Series 2009
2.600% due 12/01/2046	2,500	2,536
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
4.000% due 09/01/2015	510	538
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2012
3.000% due 04/01/2014	1,500	1,508
California State Department of Water Resources Revenue Notes, Series 2010
4.000% due 05/01/2014	2,600	2,633
California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2014	220	225
California State General Obligation Bonds, (FGIC Insured), Series 2004
5.250% due 07/01/2014	80	82
California State General Obligation Bonds, Series 2013
4.000% due 12/01/2027	3,000	3,258
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	450	476
California State General Obligation Notes, Series 2009
3.000% due 10/01/2015	600	628
5.000% due 07/01/2018	1,725	2,023
5.000% due 07/01/2019	80	95
California State General Obligation Notes, Series 2012
5.000% due 02/01/2015	2,500	2,625
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	161
California State Public Works Board Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	439
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	294
California State Public Works Board Revenue Notes, Series 2010
4.000% due 03/01/2014	3,630	3,653
California State Public Works Board Revenue Notes, Series 2011
5.000% due 12/01/2015	1,160	1,262
California State Public Works Board Revenue Notes, Series 2012
5.000% due 06/01/2017	3,000	3,407
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	80	85

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	288
California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,069
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2007
5.000% due 07/01/2014	750	767
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2014	2,330	2,391
California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	159
Capistrano Unified School District Community Facilities District No. 87-1, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,128
Castaic Lake Water Agency, California Certificates of Participation Notes, Series 2010
4.000% due 08/01/2015	130	135
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	9,050	9,034
Citrus Heights Water District, California Certificates of Participation Notes, Series 2010
4.000% due 10/01/2017	250	268
4.000% due 10/01/2019	100	105
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
0.483% due 03/01/2034	5,000	5,002
Contra Costa Transportation Authority, California Revenue Notes, Series 2012
3.000% due 03/01/2015	2,290	2,364
Contra Costa Water District, California Revenue Notes, Series 2013
5.000% due 10/01/2015	925	1,000
Cucamonga Valley Water District, California Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	250	255
Desert Sands Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	1,000	999
East Bay Municipal Utility District, California Revenue Bonds, Series 2008
0.040% due 06/01/2038	3,000	3,000
East Bay Municipal Utility District, California Revenue Notes, Series 2012
5.000% due 06/01/2018	1,685	1,972
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	156
East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	634
Eastern Municipal Water District, California Certificates of Participation Bonds, Series 2008
0.030% due 07/01/2023	10,000	10,000
El Monte Union High School District, California General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2014	1,345	1,341
Escondido, California General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2015	730	773
Fontana Unified School District, California General Obligation Notes, Series 2012
2.000% due 08/01/2014	500	505
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053 (a)	3,000	3,232
Fullerton Joint Union High School District, California General Obligation Bonds, (FGIC Insured), Series 2005
5.000% due 08/01/2029	385	414
Fullerton Joint Union High School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	159
Irvine, California Special Assessment Bonds, Series 1994
0.020% due 09/02/2020	203	203
Irvine, California Special Assessment Notes, Series 2012
3.000% due 09/02/2015	1,160	1,192
Lincoln Unified School District, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	192
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016	500	539
4.000% due 11/01/2017	250	272
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	125	146
Los Altos Elementary School District, California General Obligation Notes, Series 2013
3.000% due 08/01/2017	2,425	2,614
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2009
5.000% due 07/01/2015	220	235
5.000% due 07/01/2017	1,925	2,213
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2012
2.000% due 07/01/2014	2,000	2,018
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2018	9,000	10,567
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	576
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002
0.030% due 07/01/2035	2,800	2,800
0.050% due 07/01/2035	3,000	3,000
Los Angeles Department of Water & Power, California Revenue Notes, Series 2012
5.000% due 01/01/2016	11,500	12,454
Los Angeles Harbor Department, California Revenue Bonds, Series 2009
5.000% due 08/01/2019	900	1,051
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2012
4.000% due 10/01/2015	2,000	2,120
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2018	1,015	1,126
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	223

Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	5,045	5,140
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	266
Los Angeles, California Wastewater System Revenue Notes, Series 2013
5.000% due 06/01/2018	325	380
Los Rios Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2014	100	102
M-S-R Public Power Agency, California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2014	1,090	1,112
Metropolitan Water District of Southern California Revenue Bonds, Series 2000
0.010% due 07/01/2035	3,500	3,500
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
0.040% due 07/01/2023	6,000	6,000
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2016	250	277
5.000% due 07/01/2017	200	227
5.000% due 07/01/2018	250	289
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,927
Northern California Power Agency Revenue Notes, Series 2009
5.000% due 07/01/2014	420	430
Oakland-Alameda County, California Coliseum Authority Revenue Notes, Series 2012
5.000% due 02/01/2016	1,750	1,904
Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	159
4.000% due 08/01/2016	200	217
Orange County, California Public Financing Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 07/01/2014	250	255
Orange County, California Sanitation District Certificates of Participation Notes, Series 2008
3.000% due 08/01/2016	2,100	2,239
Pasadena Unified School District, California General Obligation Notes, Series 2012
4.000% due 05/01/2015	300	315
Pleasanton Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	159
Riverside, California Electric Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	515
Sacramento County, California Airport System Revenue Notes, Series 2010
3.000% due 07/01/2016	995	1,044
Sacramento County, California Water Financing Authority Revenue Notes, (FGIC Insured), Series 2007
5.000% due 06/01/2014	1,000	1,019
Sacramento Municipal Utility District, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 08/15/2015	740	796
Sacramento Unified School District, California General Obligation Notes, Series 2012
4.000% due 07/01/2015	1,215	1,280
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
3.000% due 07/01/2014	400	405
3.000% due 07/01/2015	600	624
4.000% due 07/01/2014	700	713
San Diego Public Facilities Financing Authority Water, California Revenue Notes, Series 2012
5.000% due 08/01/2016	1,000	1,116
San Francisco State Building Authority, California Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 12/01/2015	1,800	1,945
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	317
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.040% due 04/01/2030	690	690
San Francisco, California City & County General Obligation Notes, Series 2009
5.000% due 06/15/2017	2,305	2,640
San Francisco, California City & County General Obligation Notes, Series 2011
5.000% due 06/15/2016	5,000	5,559
San Francisco, California Public Utilities Commission Wastewater Revenue Notes, Series 2013
4.000% due 10/01/2014	150	154
4.000% due 10/01/2015	1,000	1,063
San Jose Redevelopment Agency, California Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 08/01/2014	1,225	1,252
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	281
San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2008
5.000% due 07/15/2014	150	154
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	195
Santa Clara Valley Transportation Authority, California Revenue Notes, Series 2010
4.000% due 04/01/2017	150	166
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	165
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2012
5.000% due 02/01/2017	2,000	2,268
Santa Margarita-Dana Point Authority, California Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	231
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	2,160	2,192
Sonoma County, California Water & Wastewater Financing Authority Revenue Notes, Series 2013
2.000% due 08/01/2014	150	152
South San Francisco Unified School District, California Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/15/2014	250	258

Southern California Public Power Authority Revenue Notes, Series 2010
4.000% due 07/01/2014	750	764
4.000% due 07/01/2015	1,165	1,230
5.000% due 07/01/2014	700	717
Southern California Public Power Authority Revenue Notes, Series 2011
4.000% due 07/01/2015	1,000	1,056
Southern California Public Power Authority Revenue Notes, Series 2012
5.000% due 07/01/2016	1,150	1,279
St. Helena Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	490	504
University of California Revenue Bonds, (NPFGC Insured), Series 2007
0.771% due 05/15/2030	1,000	814
University of California Revenue Bonds, Series 2007
0.010% due 05/15/2032	900	900
University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	45	48
5.000% due 05/15/2016	810	871
University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	270	275
University of California Revenue Notes, Series 2008
5.000% due 05/15/2016	215	238
University of California Revenue Notes, Series 2010
3.000% due 05/15/2014	500	505
5.000% due 05/15/2016	1,000	1,105
University of California Revenue Notes, Series 2013
5.000% due 05/15/2015	780	831
5.000% due 05/15/2017	1,000	1,146
West Basin Municipal Water District, California Revenue Notes, Series 2012
4.000% due 08/01/2015	500	529

		204,671

NEW YORK 0.3%
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2015	700	740

Total Municipal Bonds & Notes (Cost $204,273)		205,411

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		120

Total Short-Term Instruments (Cost $120)		120

Total Investments in Securities (Cost $204,393)		205,531

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio	464,610	4,648

Total Short-Term Instruments (Cost $4,648)		4,648

Total Investments in Affiliates (Cost $4,648)		4,648

Total Investments 101.4% (Cost $209,041)		$210,179
Other Assets and Liabilities, net (1.4%)		(2,937)

Net Assets 100.0%		$207,242

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$120	Freddie Mac 2.080% due 10/17/2022	$(127)	$120	$120

Total Repurchase Agreements						$(127)	$120	$120

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$204,671	$0	$204,671
New York	0	740	0	740
Short-Term Instruments
Repurchase Agreements	0	120	0	120
	$0	$205,531	$0	$205,531

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,648	$0	$0	$4,648

Total Investments	$4,648	$205,531	$0	$210,179

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Short Strategy Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.3%
CORPORATE BONDS & NOTES 5.3%
BANKING & FINANCE 4.5%
Bankia S.A.
4.375% due 02/14/2017	EUR	100	$143
HSBC Finance Corp.
6.676% due 01/15/2021		$100	115
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		100	115
SLM Corp. CPI Linked Bond
2.935% due 12/15/2014		84	84
2.985% due 06/15/2015		22	21
Stone Street Trust
5.902% due 12/15/2015		100	107

			585

UTILITIES 0.8%
Verizon Communications, Inc.
1.773% due 09/15/2016		100	103

Total Corporate Bonds & Notes (Cost $674)			688

U.S. GOVERNMENT AGENCIES 8.0%
Fannie Mae
0.000% due 06/01/2017		210	200
0.595% due 10/25/2036		79	79
3.500% due 09/01/2043 - 12/01/2043		177	176
6.000% due 04/18/2036		300	329
Freddie Mac
0.547% due 07/15/2036		65	65
0.617% due 09/15/2042		94	93
0.767% due 12/15/2037		31	31
NCUA Guaranteed Notes
0.729% due 12/08/2020		76	76

Total U.S. Government Agencies (Cost $1,051)			1,049

U.S. TREASURY OBLIGATIONS 24.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2023		202	191
2.000% due 01/15/2014		885	885
U.S. Treasury Notes
0.125% due 07/31/2014		100	100
0.250% due 01/31/2014		200	200
0.250% due 08/31/2014		900	901
0.250% due 07/31/2015		100	100
0.625% due 07/15/2014		800	802
1.000% due 01/15/2014		52	52

Total U.S. Treasury Obligations (Cost $3,249)			3,231

MORTGAGE-BACKED SECURITIES 2.7%
Citigroup Commercial Mortgage Trust
5.705% due 12/10/2049		95	106
Commercial Mortgage Loan Trust
6.007% due 12/10/2049		100	111
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043		100	110
Wells Fargo Mortgage-Backed Securities Trust
2.498% due 06/25/2033		32	32

Total Mortgage-Backed Securities (Cost $358)			359

ASSET-BACKED SECURITIES 3.4%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.615% due 01/25/2036		200	174
BlueMountain CLO Ltd.
0.478% due 11/15/2017		65	66
Driver Eight GmbH
0.936% due 02/21/2017	EUR	16	22
Fore CLO Ltd.
0.487% due 07/20/2019		$123	122

SLM Student Loan Trust
1.738% due 04/25/2023		57	59

Total Asset-Backed Securities (Cost $443)			443

SOVEREIGN ISSUES 1.1%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	100	141

Total Sovereign Issues (Cost $128)			141

SHORT-TERM INSTRUMENTS 29.1%
REPURCHASE AGREEMENTS (c) 7.1%			935

SHORT-TERM NOTES 7.6%
Fannie Mae
0.061% due 01/07/2014		$400	400
0.066% due 02/05/2014		300	300
0.076% due 01/22/2014		200	200
Federal Home Loan Bank
0.061% due 01/09/2014		100	100

			1,000

U.S. TREASURY BILLS 14.4%
0.054% due 01/09/2014 - 05/29/2014 (a)		1,892	1,892

Total Short-Term Instruments (Cost $3,827)			3,827

Total Investments in Securities (Cost $9,730)			9,738

	SHARES
INVESTMENTS IN AFFILIATES 26.0%
SHORT-TERM INSTRUMENTS 26.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.0%
PIMCO Short-Term Floating NAV Portfolio		340,941	3,411
PIMCO Short-Term Floating NAV Portfolio III		242	2

Total Short-Term Instruments (Cost $3,414)			3,413

Total Investments in Affiliates (Cost $3,414)			3,413

Total Investments 100.3% (Cost $13,143)			$13,151
Financial Derivative Instruments (d)(e) 0.5% (Cost or Premiums, net $(7))			65
Other Assets and Liabilities, net (0.8%)			(110)

Net Assets 100.0%			$13,106

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.050%	12/31/2013	01/02/2014	$700	Freddie Mac 2.255% due 12/05/2022	$(728)	$700	$700
SSB	0.000%	12/31/2013	01/02/2014	235	Freddie Mac 2.080% due 10/17/2022	(244)	235	235

Total Repurchase Agreements						$(972)	$935	$935

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent Crude April Futures	Long	03/2014	1	$2	$0	$0
Brent Crude August Futures	Short	07/2014	3	(2)	1	0
Brent Crude December Futures	Short	11/2014	1	0	1	0
Brent Crude July Futures	Short	06/2014	1	(1)	0	0
Brent Crude June Futures	Short	05/2014	3	0	1	0
Brent Crude September Futures	Long	08/2014	1	0	0	0
Canola May Futures	Short	05/2014	5	1	0	(1)
Cocoa March Futures	Short	03/2014	1	(1)	0	0
Cocoa May Futures	Long	05/2014	1	1	0	0
Euro-Rapeseed May Futures	Long	05/2014	2	1	0	0
Hard Red Spring Wheat March Futures	Long	03/2014	3	(5)	1	0
Henry Hub Natural Gas April Futures	Short	03/2014	15	(56)	21	0
Henry Hub Natural Gas April Futures	Short	03/2015	2	0	1	0
Henry Hub Natural Gas August Futures	Long	07/2015	2	0	0	(1)
Henry Hub Natural Gas December Futures	Long	11/2014	5	(4)	0	(6)
Henry Hub Natural Gas March Futures	Short	02/2014	1	0	2	0
Henry Hub Natural Gas May Futures	Long	04/2014	2	11	0	(3)
Henry Hub Natural Gas May Futures	Long	04/2015	2	0	0	(1)
Henry Hub Natural Gas October Futures	Long	09/2014	9	(4)	0	(11)
Henry Hub Natural Gas October Futures	Short	09/2015	2	0	1	0
Soybean March Futures	Short	03/2014	6	9	5	0
Soybean May Futures	Long	05/2014	5	12	0	(4)
Sugar No. 11 March Futures	Short	02/2014	2	7	0	0
Wheat March Futures	Short	03/2014	3	8	0	(1)
White Sugar March Futures	Long	02/2014	2	(4)	0	0
WTI Crude December Futures	Long	11/2014	3	3	0	(1)
WTI Crude June Futures	Long	05/2014	3	2	0	(2)
WTI Crude June Futures	Short	05/2014	2	(3)	1	0
WTI Crude September Futures	Long	08/2014	2	6	0	(1)

Total Futures Contracts				$(17)	$35	$(32)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Asset	Liability
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	300	$0	$2	$1	$0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	20,000	(2)	1	0	0

Total Swap Agreements						$(2)	$3	$1	$0

Cash of $208 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(1)	Unsettled variation margin asset of $1 and liability of $(1) for closed futures is outstanding at period end.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	AUD	3		$3	$0	$0
	01/2014		$118	EUR	87	2	0
BPS	01/2014		305		222	0	0
	02/2014	EUR	222		$305	0	0
CBK	01/2014		32		44	0	0
	02/2014		$44	EUR	32	0	0
	03/2014	CAD	46		$43	0	0
DUB	03/2014	GBP	2		3	0	0
FBF	01/2014	EUR	44		60	0	(1)
HUS	01/2014		108		148	0	(1)
	02/2014	JPY	300		3	0	0
JPM	01/2014	EUR	125		168	0	(4)

Total Forward Foreign Currency Contracts						$2	$(6)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	$900	$(6)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014	900	(7)	0

							$(13)	$0

Options on Indices

Counterparty	Description			Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread			0.000	10/01/2014	$10	$(5)	$(1)

Total Written Options							$(18)	$(1)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	JETNWE CAL14 Index	$960.000	12/31/2014	564	$0	$(24)	$0	$(24)
Receive		ULSDNWE CAL14 Index	901.750	12/31/2014	600	0	27	27	0

						$0	$3	$27	$(24)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
GST	American International Group, Inc.	(1.000%)	12/20/2015	0.222%	$100	$11	$(13)	$0	$(2)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Pay	DJUBSTR Index	3,888	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	989	$5	$5	$0
GLM	Pay	DJUBSTR Index	17,723	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	4,508	21	21	0
JPM	Receive	CSCUS1TR Index	1,533	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	195	(1)	0	(1)
	Pay	DJUBSCOT Index	121	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	167	(2)	0	(2)
	Receive	DJUBSF1T Index	2,721	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	1,294	(6)	0	(6)
	Pay	DJUBSTR Index	16,229	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	4,128	19	19	0
	Receive	JMABDCO1 Index	256	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	169	2	2	0
	Receive	JMABNIC0 Index	31	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	22	0	0	0
	Receive	JMABNICP Index	359	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	245	(1)	0	(1)
	Receive	JMCU3A3T Index	359	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	136	0	0	0
MYC	Receive	DJUBSTR Index	0	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	0	26	26	0
	Pay	DJUBSTR Index	21,235	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	5,401	0	0	0

							$63	$73	$(10)

(4)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	Natural Gas February Futures	18.706%	01/28/2014	$2	$0	$0	$0	$0
DUB	Receive	Copper March Futures	4.840%	03/04/2014	10	0	0	0	0
	Pay	Primary Aluminum March Futures	3.803%	03/04/2014	10	0	0	0	0
GST	Pay	GOLDLNPM Index	5.881%	01/09/2014	20	0	1	1	0
	Pay	GOLDLNPM Index	5.176%	08/06/2014	10	0	0	0	0
	Pay	PLTMLNPM Index	4.840%	01/24/2014	10	0	0	0	0
	Pay	S&P 500 Index	2.641%	03/21/2014	20	0	0	0	0
	Pay	S&P 500 Index	4.020%	10/17/2014	40	0	0	0	0
JPM	Pay	GOLDLNPM Index	7.563%	09/30/2014	10	0	1	1	0
	Pay	Natural Gas February Futures	17.640%	01/28/2014	4	0	0	0	0
MYC	Pay	GOLDLNPM Index	4.796%	06/04/2014	230	0	0	0	0
	Pay	Natural Gas February Futures	15.210%	01/28/2014	2	0	0	0	0
	Pay	Natural Gas February Futures	18.276%	01/28/2014	2	0	0	0	0
	Pay	Natural Gas March Futures	15.603%	02/25/2014	7	0	0	0	0

						$0	$2	$2	$0

Total Swap Agreements						$11	$55	$102	$(36)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$585	$0	$585
Utilities	0	103	0	103
U.S. Government Agencies	0	973	76	1,049
U.S. Treasury Obligations	0	3,231	0	3,231
Mortgage-Backed Securities	0	359	0	359
Asset-Backed Securities	0	443	0	443
Sovereign Issues	0	141	0	141
Short-Term Instruments
Repurchase Agreements	0	935	0	935
Short-Term Notes	0	1,000	0	1,000
U.S. Treasury Bills	0	1,892	0	1,892
	$0	$9,662	$76	$9,738

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,413	$0	$0	$3,413

Total Investments	$3,413	$9,662	$76	$13,151

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	35	1	0	36
Over the counter	0	104	0	104
	$35	$105	$0	$140

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(32)	0	0	(32)
Over the counter	0	(42)	(1)	(43)

	$(32)	$(42)	$(1)	$(75)

Totals	$3,416	$9,725	$75	$13,216

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
U.S. Government Agencies	$82	$0	$(6)	$0	$0	$0	$0	$0	$76	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(5)	$0	$(5)	$0	$0	$9	$0	$0	$(1)	$4

Totals	$77	$0	$(11)	$0	$0	$9	$0	$0	$75	$4

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$76	Third Party Vendor	Broker Quote	101.04
Financial Derivative Instruments - Liabilities
Over the counter	(1)	Indicative Market Quotation	Broker Quote	14.90

Total	$75

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Strategy Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.5%
CORPORATE BONDS & NOTES 4.6%
BANKING & FINANCE 4.3%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$794	$813
Banco do Brasil S.A.
2.899% due 07/02/2014		4,000	4,028
4.500% due 01/22/2015		900	925
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,100
Banco Santander Brasil S.A.
2.343% due 03/18/2014		9,900	9,901
Banco Santander Chile
1.842% due 01/19/2016		9,250	9,208
Bankia S.A.
4.375% due 02/14/2017	EUR	12,900	18,501
Citigroup, Inc.
7.375% due 06/16/2014		1,100	1,559
Commonwealth Bank of Australia
0.974% due 03/17/2014		$5,900	5,911
2.900% due 09/17/2014		1,000	1,018
Credit Suisse USA, Inc.
5.125% due 01/15/2014		3,100	3,105
Deutsche Annington Finance BV
3.200% due 10/02/2017		8,600	8,720
Dexia Credit Local S.A.
0.717% due 04/29/2014		2,000	2,003
1.250% due 10/18/2016		29,200	29,221
2.750% due 04/29/2014		1,000	1,008
Export-Import Bank of Korea
1.094% due 09/17/2016		8,200	8,233
5.875% due 01/14/2015		1,500	1,578
8.125% due 01/21/2014		500	502
FMS Wertmanagement AoeR
2.250% due 07/14/2014	EUR	300	417
Goldman Sachs Group, Inc.
0.567% due 05/18/2015		4,000	5,491
1.238% due 02/07/2014		$5,000	5,004
HSBC Bank PLC
1.625% due 07/07/2015		13,800	13,891
HSBC Finance Corp.
0.494% due 01/15/2014		18,000	18,000
6.676% due 01/15/2021		4,600	5,287
International Lease Finance Corp.
6.500% due 09/01/2014		4,000	4,150
Intesa Sanpaolo SpA
3.125% due 01/15/2016		9,000	9,176
Korea Development Bank
4.375% due 08/10/2015		400	422
8.000% due 01/23/2014		500	502
Merrill Lynch & Co., Inc.
0.674% due 07/22/2014	EUR	10,000	13,774
Morgan Stanley
1.838% due 01/24/2014		$15,800	15,813
New York Life Global Funding
2.100% due 01/02/2019		28,600	28,301
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		10,000	10,304
Royal Bank of Scotland NV
0.942% due 03/09/2015		2,000	1,978
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		400	414
Waha Aerospace BV
3.925% due 07/28/2020		1,400	1,475
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		34,127	34,740

			277,473

INDUSTRIALS 0.2%
Anglo American Capital PLC
9.375% due 04/08/2014		1,165	1,191
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		379	423
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	313

GTL Trade Finance, Inc.
7.250% due 10/20/2017	500	564
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	600	636
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	400	410
Noble Group Ltd.
4.875% due 08/05/2015	1,500	1,566
SABIC Capital BV
3.000% due 11/02/2015	5,750	5,942

		11,045

UTILITIES 0.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	200	202
BP Capital Markets PLC
3.625% due 05/08/2014	1,900	1,921
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	200	220
Ipalco Enterprises, Inc.
5.000% due 05/01/2018	1,800	1,894
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	2,100	2,150
Petroleos Mexicanos
4.875% due 03/15/2015	400	421
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	500	517
Rosneft Finance S.A.
6.250% due 02/02/2015	400	422

		7,747

Total Corporate Bonds & Notes (Cost $293,393)		296,265

U.S. GOVERNMENT AGENCIES 9.9%
Fannie Mae
0.000% due 06/01/2017	39,790	37,982
0.595% due 09/25/2041	19,020	19,073
0.615% due 08/25/2037	3,364	3,370
0.625% due 10/30/2014	50,000	50,194
0.715% due 02/25/2042	68,896	69,023
0.765% due 01/25/2042	18,833	18,885
0.800% due 02/13/2015	95,200	95,274
0.845% due 02/25/2041	1,563	1,567
3.500% due 11/01/2042 - 12/01/2043	78,836	78,481
3.949% due 02/25/2018 (a)	6,903	918
6.000% due 04/18/2036	46,795	51,239
Freddie Mac
0.000% due 03/15/2015	10,041	9,953
0.500% due 02/24/2015	19,000	19,008
0.547% due 07/15/2036	647	648
0.550% due 02/13/2015	99,075	99,133
0.617% due 05/15/2032	8,447	8,449
0.767% due 12/15/2037	3,109	3,138
0.787% due 10/15/2037	5,476	5,510
1.125% due 01/13/2016	38,545	38,555
2.500% due 10/02/2019	23,700	23,869
Ginnie Mae
1.594% due 10/16/2053 (a)	9,909	753
NCUA Guaranteed Notes
0.729% due 12/08/2020	1,587	1,603
Overseas Private Investment Corp.
0.000% due 06/10/2018	500	729
4.730% due 03/15/2022	5,252	5,817
Small Business Administration
4.504% due 02/10/2014	13	13
4.840% due 05/01/2025	468	499
5.160% due 02/01/2028	219	237
5.310% due 05/01/2027	579	632
5.490% due 03/01/2028	212	235
5.510% due 11/01/2027	196	216
5.820% due 06/01/2026	511	564
6.020% due 08/01/2028	102	115
6.770% due 11/01/2028	564	639
8.500% due 01/01/2015	47	49

Total U.S. Government Agencies (Cost $645,993)		646,370

U.S. TREASURY OBLIGATIONS 7.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2023	72,951	68,872
0.375% due 07/15/2023	4,416	4,256
1.875% due 07/15/2015 (f)	2,521	2,660
2.000% due 01/15/2014 (h)	208,299	208,275
2.000% due 07/15/2014 (f)	11,770	12,038

U.S. Treasury Notes
0.125% due 07/31/2014		500	500
0.250% due 05/31/2014		8,500	8,506
0.250% due 06/30/2014		13,900	13,912
0.250% due 08/31/2014		65,200	65,260
0.250% due 09/15/2014		3,600	3,603
0.250% due 09/30/2014		9,550	9,558
0.250% due 01/15/2015		400	400
0.625% due 07/15/2014		20,400	20,458
0.750% due 06/15/2014		7,100	7,121
1.000% due 05/15/2014		57,600	57,795
2.250% due 05/31/2014		19,300	19,470

Total U.S. Treasury Obligations (Cost $509,297)			502,684

MORTGAGE-BACKED SECURITIES 2.3%
Adjustable Rate Mortgage Trust
3.178% due 07/25/2035		1,276	1,181
Banc of America Commercial Mortgage Trust
0.340% due 06/10/2049		17	17
5.623% due 04/10/2049		500	555
5.649% due 06/10/2049		17	17
Banc of America Funding Corp.
5.259% due 05/20/2036		1,901	1,862
BCAP LLC Trust
4.000% due 02/26/2037		448	436
Bear Stearns Adjustable Rate Mortgage Trust
2.686% due 01/25/2035		1,479	1,440
2.793% due 03/25/2035		1,815	1,814
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036		255	195
Chase Mortgage Finance Trust
2.730% due 02/25/2037		645	644
5.500% due 12/25/2022		1,081	1,094
Citigroup Commercial Mortgage Trust
5.705% due 12/10/2049		2,557	2,845
Citigroup Mortgage Loan Trust, Inc.
2.500% due 11/25/2035		860	842
2.510% due 10/25/2035		3,079	3,018
5.255% due 08/25/2035		2,084	2,048
Commercial Mortgage Trust
2.365% due 02/10/2029		5,400	5,530
Countrywide Alternative Loan Trust
5.500% due 10/25/2033		1,753	1,829
Countrywide Home Loan Mortgage Pass-Through Trust		1,504	1,485
2.571% due 11/20/2034
Credit Suisse First Boston Mortgage Securities Corp.
2.459% due 04/25/2034		138	138
Credit Suisse Mortgage Capital Certificates
0.337% due 10/15/2021		3,143	3,124
Deutsche Mortgage Securities, Inc.
5.230% due 06/26/2035		3,334	3,361
First Horizon Alternative Mortgage Securities
2.217% due 04/25/2035		1,337	1,314
Granite Master Issuer PLC
0.425% due 12/20/2054	EUR	885	1,209
GS Mortgage Securities Trust
3.849% due 12/10/2043		$5,258	5,548
GSR Mortgage Loan Trust
2.660% due 11/25/2035		1,399	1,359
2.671% due 09/25/2035		6,069	6,087
HarborView Mortgage Loan Trust
0.476% due 11/19/2035		1,850	1,546
0.507% due 06/20/2035		1,183	1,117
IndyMac Mortgage Loan Trust
4.933% due 11/25/2035		1,257	1,212
JPMorgan Chase Commercial Mortgage Securities Trust
5.706% due 02/12/2049		4,600	5,116
JPMorgan Mortgage Trust
3.339% due 04/25/2035		227	232
5.243% due 07/25/2035		795	814
MASTR Adjustable Rate Mortgages Trust
2.623% due 11/21/2034		1,213	1,246
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.907% due 09/15/2030		388	380
Merrill Lynch Floating Trust
0.706% due 07/09/2021		9,308	9,290
Merrill Lynch Mortgage Investors Trust
1.596% due 10/25/2035		155	150
2.143% due 12/25/2034		429	440
2.380% due 10/25/2035		205	206
2.521% due 06/25/2035		1,503	1,464
5.392% due 05/25/2036		136	135
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		4,600	5,017

Morgan Stanley Capital Trust
5.610% due 04/15/2049		502	505
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		710	715
Morgan Stanley Re-REMIC Trust
5.804% due 08/15/2045		1,000	1,095
RBSSP Resecuritization Trust
2.258% due 07/26/2045		3,990	3,916
2.374% due 12/26/2036		362	366
Residential Accredit Loans, Inc. Trust
0.465% due 01/25/2035		1,307	1,285
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	989	1,324
Structured Adjustable Rate Mortgage Loan Trust
2.407% due 06/25/2034		$3,225	3,257
Thornburg Mortgage Securities Trust
5.431% due 07/25/2036		16,930	16,988
5.800% due 03/25/2037		8,875	8,149
6.102% due 09/25/2037		17,365	18,130
Vornado DP LLC Trust
2.970% due 09/13/2028		1,435	1,485
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020		638	632
5.342% due 12/15/2043		2,100	2,312
5.728% due 06/15/2049		263	270
WaMu Mortgage Pass-Through Certificates
0.425% due 11/25/2045		8,082	7,409
1.213% due 01/25/2046		1,931	1,856
2.406% due 01/25/2035		247	246
2.435% due 10/25/2034		210	207
2.449% due 06/25/2034		240	242
Wells Fargo Mortgage-Backed Securities Trust
2.498% due 06/25/2033		160	160
2.615% due 12/25/2034		136	137
2.628% due 03/25/2035		834	835
2.633% due 04/25/2036		37	36
5.000% due 03/25/2036		121	121
5.573% due 04/25/2036		2,345	2,277

Total Mortgage-Backed Securities (Cost $144,929)			151,312

ASSET-BACKED SECURITIES 2.3%
AIMCO CLO
0.492% due 10/20/2019		4,911	4,876
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.615% due 01/25/2036		700	609
Asset-Backed Funding Certificates Trust
0.865% due 06/25/2034		6,082	5,791
Avenue CLO Ltd.
0.496% due 10/30/2017		1,271	1,271
Ballyrock CLO Ltd.
0.458% due 08/28/2019		156	156
Bear Stearns Asset-Backed Securities Trust
0.665% due 09/25/2046		1,238	547
Black Diamond CLO Delaware Corp.
0.495% due 06/20/2017		356	356
BlueMountain CLO Ltd.
0.478% due 11/15/2017		4,828	4,829
Callidus Debt Partners CLO Fund Ltd.
0.504% due 04/17/2020		131	131
Citibank Omni Master Trust
2.917% due 08/15/2018		21,300	21,625
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		13	13
Countrywide Asset-Backed Certificates
0.555% due 11/25/2034		784	777
1.020% due 08/25/2034		600	562
Duane Street CLO Ltd.
0.496% due 01/11/2021		1,599	1,581
EFS Volunteer LLC
1.088% due 10/26/2026		972	977
Euro-Galaxy CLO BV
0.463% due 10/23/2021	EUR	1,518	2,040
First Franklin Mortgage Loan Trust
0.605% due 04/25/2035		$643	642
Fore CLO Ltd.
0.487% due 07/20/2019		22,238	22,084
Four Corners CLO Ltd.
0.516% due 01/26/2020		6,890	6,844
Franklin CLO Ltd.
0.503% due 06/15/2018		960	948
Fremont Home Loan Trust
0.645% due 07/25/2035		791	793
Goldentree Loan Opportunities Ltd.
0.941% due 10/18/2021		4,100	4,083

Harbourmaster CLO BV
0.537% due 06/15/2020	EUR	447	612
HSBC Home Equity Loan Trust
0.647% due 03/20/2036		$1,760	1,516
LCM Ltd.
0.476% due 03/21/2019		554	546
Leopard CLO BV
0.590% due 04/21/2020	EUR	576	787
LightPoint Pan-European CLO PLC
0.478% due 01/31/2022		1,230	1,664
Long Beach Mortgage Loan Trust
0.990% due 06/25/2035		$1,374	1,339
Magi Funding PLC
0.591% due 04/11/2021	EUR	200	272
Massachusetts Educational Financing Authority
1.188% due 04/25/2038		$3,305	3,326
MASTR Asset-Backed Securities Trust
0.615% due 10/25/2035		1,000	943
Merrill Lynch Mortgage Investors Trust
0.475% due 08/25/2036		1,000	852
Morgan Stanley ABS Capital, Inc. Trust
1.020% due 03/25/2034		5,032	4,684
Morgan Stanley Home Equity Loan Trust
0.635% due 08/25/2035		900	821
Nelnet Student Loan Trust
1.018% due 07/27/2048		3,042	3,068
New Century Home Equity Loan Trust
0.615% due 03/25/2035		3,500	3,374
0.615% due 06/25/2035		2,000	1,785
0.655% due 07/25/2035		600	563
North Carolina State Education Assistance Authority
0.965% due 07/25/2039		12,918	12,938
Oak Hill Credit Partners Ltd.
0.488% due 05/17/2021		458	456
Panhandle-Plains Higher Education Authority, Inc.
0.747% due 10/01/2018		449	449
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.665% due 07/25/2035		1,000	949
0.815% due 10/25/2034		200	192
0.885% due 03/25/2035		1,000	865
RAAC Series
0.515% due 10/25/2045		1,752	1,729
SLM Student Loan Trust
0.238% due 07/25/2017		282	281
0.738% due 10/25/2017		459	459
1.738% due 04/25/2023		11,228	11,581
Stanfield Bristol CLO Ltd.
0.501% due 10/15/2019		3,557	3,553
Structured Asset Investment Loan Trust
1.140% due 10/25/2033		4,722	4,534
Venture CDO Ltd.
0.472% due 01/20/2022		3,400	3,329

Total Asset-Backed Securities (Cost $145,991)			149,002

SOVEREIGN ISSUES 2.2%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	7,600	10,683
4.305% due 03/06/2014		10,000	13,841
Instituto de Credito Oficial
2.044% due 03/25/2014		13,700	18,898
Italy Buoni Poliennali Del Tesoro
4.750% due 06/01/2017		17,000	25,355
Junta de Castilla y Leon
6.270% due 02/19/2018		900	1,387
6.505% due 03/01/2019		900	1,421
Kommunalbanken A/S
0.626% due 03/27/2017		$16,800	16,941
1.375% due 06/08/2017		1,900	1,911
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,500	1,585
Mexico Government International Inflation Linked Bond
4.010% due 01/30/2020	MXN	38,900	2,968
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	4,500	5,032
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	4,400	3,394
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	10,900	15,567

Spain Government International Bond
2.100% due 04/30/2017		15,500	21,256

Total Sovereign Issues (Cost $138,720)			140,239

	SHARES
EXCHANGE-TRADED FUNDS 0.4%
iShares Dow Jones U.S. Real Estate Index Fund		367,196	23,166

Total Exchange-Traded Funds (Cost $23,254)			23,166

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 45.1%
CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.000% due 01/24/2014		$30,200	30,178

COMMERCIAL PAPER 0.1%
Santander S.A.
2.370% due 01/02/2014		3,500	3,500

REPURCHASE AGREEMENTS (d) 11.8%			768,100

SHORT-TERM NOTES 15.7%
Fannie Mae
0.127% due 01/27/2014		5,800	5,799
Federal Home Loan Bank
0.020% due 01/03/2014		107,005	107,005
0.059% due 01/03/2014		2,900	2,900
0.061% due 01/03/2014 - 01/24/2014		41,250	41,250
0.063% due 01/24/2014		20,300	20,299
0.066% due 01/02/2014 - 01/22/2014		24,452	24,451
0.068% due 01/17/2014		5,800	5,800
0.069% due 01/03/2014		321,800	321,799
0.071% due 01/15/2014 - 01/30/2014		262,213	262,201
0.073% due 01/22/2014		55,800	55,798
0.076% due 01/29/2014		15,700	15,699
0.077% due 01/29/2014		2,968	2,968
0.078% due 01/29/2014		300	300
0.081% due 01/29/2014		1,380	1,380
0.086% due 01/22/2014		11,800	11,800
0.193% due 01/15/2014		31,800	31,798
Freddie Mac
0.066% due 01/13/2014		1,185	1,185
0.127% due 06/23/2014		107,000	106,964
0.132% due 07/01/2014		800	800

			1,020,196

MEXICO TREASURY BILLS 3.0%
3.538% due 01/02/2014 - 03/20/2014 (b)	MXN	2,584,640	196,999

U.S. TREASURY BILLS 14.0%
0.022% due 01/02/2014 - 12/11/2014 (b)(h)		$912,873	912,858

Total Short-Term Instruments (Cost $2,931,575)			2,931,831

Total Investments in Securities (Cost $4,833,151)			4,840,869

	SHARES
INVESTMENTS IN AFFILIATES 25.3%
SHORT-TERM INSTRUMENTS 25.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.3%
PIMCO Short-Term Floating NAV Portfolio	113,915,866	1,139,728
PIMCO Short-Term Floating NAV Portfolio III	50,552,270	504,967

Total Short-Term Instruments (Cost $1,645,347)		1,644,695

Total Investments in Affiliates (Cost $1,645,347)		1,644,695

Total Investments 99.8% (Cost $6,478,498)		$6,485,564
Financial Derivative Instruments (e)(g) 0.5% (Cost or Premiums, net $(10,470))		33,973
Other Assets and Liabilities, net (0.3%)		(20,465)

Net Assets 100.0%		$6,499,072

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	0.010%	12/31/2013	01/02/2014	$12,000	U.S. Treasury Notes 2.375% due 12/31/2020	$(6,121)	$12,000	$12,000
					U.S. Treasury Notes 2.375% due 12/31/2020	(6,121)
BOS	0.010%	12/31/2013	01/02/2014	1,600	U.S. Treasury Notes 0.375% due 01/15/2016	(1,636)	1,600	1,600
BPG	0.030%	12/31/2013	01/02/2014	20,100	Fannie Mae 3.000% due 07/01/2043	(20,815)	20,100	20,100
BSN	0.020%	12/31/2013	01/02/2014	279,300	U.S. Treasury Notes 2.375% due 02/28/2015	(285,061)	279,300	279,300
DEU	0.020%	12/31/2013	01/02/2014	135,600	U.S. Treasury Bonds 3.125% due 02/15/2043	(68,410)	135,600	135,600
					U.S. Treasury Bonds 3.125% due 02/15/2043	(68,410)
FOB	0.010%	12/31/2013	01/02/2014	42,300	U.S. Treasury Notes 0.250% due 10/15/2015	(43,201)	42,300	42,300
GRE	0.020%	12/31/2013	01/02/2014	115,300	Fannie Mae 4.125% due 04/15/2014	(25,521)	115,300	115,300
					Freddie Mac 0.750% due 01/12/2018	(25,509)
					U.S. Treasury Notes 0.250% due 12/31/2015	(63,668)
					U.S. Treasury Notes 0.250% due 12/31/2015	(2,959)
JPS	0.030%	12/31/2013	01/02/2014	5,400	U.S. Treasury Notes 2.500% due 03/31/2015	(2,756)	5,400	5,400
					U.S. Treasury Notes 2.500% due 03/31/2015	(2,756)
SGY	0.010%	12/31/2013	01/02/2014	153,200	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	(156,281)	153,200	153,200
SSB	0.000%	12/31/2013	01/02/2014	3,300	Freddie Mac 2.080% due 10/17/2022	(3,372)	3,300	3,300

Total Repurchase Agreements						$(782,597)	$768,100	$768,100

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2013 was $38,809 at a weighted average interest rate of 0.166%.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. February Futures	$1,175.000	01/28/2014	173	$(176)	$(239)
Call - COMEX Gold 100 oz. February Futures	1,260.000	01/28/2014	173	(124)	(104)
Put - NYMEX WTI Brent Crude Spread December Futures	1.000	01/15/2014	138	(138)	(55)
Call - NYMEX WTI Brent Crude Spread December Futures	1.100	01/15/2014	138	(152)	(35)
Call - NYMEX WTI Brent Crude Spread December Futures	7.000	01/15/2014	45	(29)	(3)
Call - NYMEX WTI Brent Crude Spread December Futures	8.000	01/15/2014	409	(374)	(57)
Put - NYMEX WTI Brent Crude Spread December Futures	13.000	01/15/2014	45	(54)	(45)
Put - NYMEX WTI Brent Crude Spread December Futures	14.000	01/15/2014	409	(374)	(266)
Call - NYMEX WTI Brent Crude Spread December Futures	(6.000)	05/14/2014	1,065	(2,015)	(1,001)
Call - NYMEX WTI Brent Crude Spread December Futures	(2.000)	11/12/2014	471	(394)	(254)
Put - NYMEX WTI Crude February Futures	93.000	01/15/2014	215	(98)	(37)
Call - NYMEX WTI Crude February Futures	102.000	01/15/2014	430	(136)	(90)

				$(4,064)	$(2,186)

Total Written Options				$(4,064)	$(2,186)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3.5% Fuel Oil NWE Crack Spread April Futures	Short	04/2014	28	$(59)	$0	$(5)
3.5% Fuel Oil NWE Crack Spread August Futures	Short	08/2014	12	(27)	0	(3)
3.5% Fuel Oil NWE Crack Spread December Futures	Short	12/2014	12	(15)	0	(4)
3.5% Fuel Oil NWE Crack Spread February Futures	Short	02/2014	37	(147)	1	0
3.5% Fuel Oil NWE Crack Spread January Futures	Short	01/2014	37	(165)	3	0
3.5% Fuel Oil NWE Crack Spread July Futures	Short	07/2014	12	(33)	0	(3)
3.5% Fuel Oil NWE Crack Spread June Futures	Short	06/2014	28	(36)	0	(7)
3.5% Fuel Oil NWE Crack Spread March Futures	Short	03/2014	37	(136)	0	(2)
3.5% Fuel Oil NWE Crack Spread May Futures	Short	05/2014	28	(47)	0	(5)
3.5% Fuel Oil NWE Crack Spread November Futures	Short	11/2014	12	(16)	0	(4)
3.5% Fuel Oil NWE Crack Spread October Futures	Short	10/2014	12	(19)	0	(4)
3.5% Fuel Oil NWE Crack Spread September Futures	Short	09/2014	12	(23)	0	(4)
Brent Crude April Futures	Long	03/2014	1,399	2,366	0	(588)
Brent Crude August Futures	Short	07/2014	6,596	(14,362)	2,770	0
Brent Crude December Futures	Short	11/2014	2,497	476	1,199	0
Brent Crude July Futures	Short	06/2014	1,399	(2,085)	560	0
Brent Crude June Futures	Long	05/2014	5,455	11,556	0	(2,182)
Brent Crude March Futures	Long	02/2014	111	142	0	(48)
Brent Crude March Futures	Short	02/2015	1,231	(5,780)	677	0
Brent Crude October Futures	Long	09/2014	1,198	4,069	0	(551)
Brent Crude September Futures	Short	08/2014	431	327	190	0
Canola May Futures	Short	05/2014	2,720	1,159	0	(625)
Cocoa March Futures	Short	03/2014	1,012	(70)	30	0
Cocoa May Futures	Long	05/2014	1,012	154	0	(30)
Cotton No.2 July Futures	Long	07/2014	1,291	1,741	39	0
Cotton No.2 March Futures	Short	03/2014	135	36	36	0
Cotton No.2 May Futures	Short	05/2014	1,156	(1,496)	0	(165)
Euro-Mill Wheat November Futures	Long	11/2014	413	(196)	21	(21)
Euro-Rapeseed May Futures	Long	05/2014	1,088	(300)	131	(56)
Gas Oil Crack Spread Swap April Futures	Long	04/2014	28	(7)	9	0
Gas Oil Crack Spread Swap August Futures	Long	08/2014	12	5	4	0
Gas Oil Crack Spread Swap December Futures	Long	12/2014	12	11	4	0
Gas Oil Crack Spread Swap February Futures	Long	02/2014	37	(5)	10	0
Gas Oil Crack Spread Swap January Futures	Long	01/2014	37	(8)	9	0
Gas Oil Crack Spread Swap July Futures	Long	07/2014	12	(0)	4	0
Gas Oil Crack Spread Swap June Futures	Long	06/2014	28	(4)	8	0
Gas Oil Crack Spread Swap March Futures	Long	03/2014	37	(7)	11	0
Gas Oil Crack Spread Swap May Futures	Long	05/2014	28	(9)	8	0
Gas Oil Crack Spread Swap November Futures	Long	11/2014	12	10	4	0
Gas Oil Crack Spread Swap October Futures	Long	10/2014	12	9	4	0
Gas Oil Crack Spread Swap September Futures	Long	09/2014	12	8	4	0
Gas Oil December Futures	Long	12/2014	1,433	1,370	0	(179)
Gas Oil June Futures	Short	06/2014	1,433	(1,637)	107	0
Gold 100 oz. February Futures	Long	02/2014	80	(382)	136	(12)
Hard Red Spring Wheat March Futures	Long	03/2014	1,781	(6,744)	445	0
Henry Hub Natural Gas April Futures	Short	03/2014	12,830	7,052	17,323	0
Henry Hub Natural Gas April Futures	Short	03/2015	2,263	425	1,552	0
Henry Hub Natural Gas August Futures	Long	07/2015	2,967	409	0	(1,513)
Henry Hub Natural Gas December Futures	Long	11/2014	7,837	(5,821)	0	(8,938)
Henry Hub Natural Gas March Futures	Short	02/2014	928	27	1,940	0
Henry Hub Natural Gas March Futures	Short	02/2015	704	556	621	0
Henry Hub Natural Gas May Futures	Long	04/2014	1,774	(405)	0	(2,253)
Henry Hub Natural Gas May Futures	Long	04/2015	2,967	(499)	0	(1,691)
Henry Hub Natural Gas October Futures	Long	09/2014	4,147	(3,799)	0	(5,434)
Henry Hub Natural Gas October Futures	Short	09/2015	2,967	(214)	1,513	0
Henry Hub Natural Gas Swap April Futures	Short	03/2014	260	113	88	0
Henry Hub Natural Gas Swap April Futures	Long	03/2016	703	(185)	0	(18)
Henry Hub Natural Gas Swap August Futures	Short	07/2014	245	69	75	0
Henry Hub Natural Gas Swap August Futures	Long	07/2016	685	(155)	0	(19)
Henry Hub Natural Gas Swap December Futures	Short	11/2014	104	6	31	0
Henry Hub Natural Gas Swap December Futures	Long	11/2016	540	70	0	(12)
Henry Hub Natural Gas Swap February Futures	Short	01/2014	252	56	124	0
Henry Hub Natural Gas Swap February Futures	Long	01/2016	562	130	0	(53)
Henry Hub Natural Gas Swap January Futures	Long	12/2015	546	170	0	(52)
Henry Hub Natural Gas Swap July Futures	Short	06/2014	245	76	76	0
Henry Hub Natural Gas Swap July Futures	Long	06/2016	685	(159)	0	(17)
Henry Hub Natural Gas Swap June Futures	Short	05/2014	260	107	82	0
Henry Hub Natural Gas Swap June Futures	Long	05/2016	703	(175)	0	(18)
Henry Hub Natural Gas Swap March Futures	Short	02/2014	104	37	49	0
Henry Hub Natural Gas Swap March Futures	Long	02/2016	544	88	0	(48)
Henry Hub Natural Gas Swap May Futures	Short	04/2014	245	107	78	0
Henry Hub Natural Gas Swap May Futures	Long	04/2016	685	(185)	0	(17)
Henry Hub Natural Gas Swap November Futures	Short	10/2014	124	42	38	0
Henry Hub Natural Gas Swap November Futures	Long	10/2016	563	(54)	0	(14)
Henry Hub Natural Gas Swap October Futures	Short	09/2014	245	66	75	0
Henry Hub Natural Gas Swap October Futures	Long	09/2016	681	(139)	0	(19)
Henry Hub Natural Gas Swap September Futures	Short	08/2014	260	87	79	0
Henry Hub Natural Gas Swap September Futures	Long	08/2016	699	(163)	0	(19)
Lean Hogs February Futures	Short	02/2014	189	306	0	(34)
Live Cattle February Futures	Long	02/2014	126	24	0	(24)
RBOB Gasoline June Futures	Long	05/2014	244	1,875	0	(61)
RBOB Gasoline March Futures	Short	02/2014	111	(353)	7	0
Soybean March Futures	Short	03/2014	3,665	5,712	2,978	0
Soybean May Futures	Long	05/2014	3,419	(3,024)	0	(2,564)
Soybean Meal March Futures	Short	03/2014	360	539	364	0
Sugar No. 11 March Futures	Short	02/2014	2,070	3,572	0	(70)
Sugar No. 11 May Futures	Short	04/2014	168	(7)	0	(8)
Wheat December Futures	Short	12/2014	150	637	0	(34)
Wheat July Futures	Short	07/2014	378	1,598	0	(76)
Wheat March Futures	Short	03/2014	2,205	6,544	0	(601)
Wheat September Futures	Long	09/2014	378	(1,518)	80	0
White Sugar March Futures	Long	02/2014	2,070	(2,102)	311	0
White Sugar May Futures	Long	04/2014	168	20	25	0
WTI Crude December Futures	Long	11/2014	6,495	4,923	0	(2,078)
WTI Crude December Futures	Short	11/2015	645	837	6	0
WTI Crude December Futures	Long	11/2017	75	(11)	0	(9)
WTI Crude January Futures	Long	01/2014	41	(78)	0	(61)
WTI Crude June Futures	Short	05/2014	8,009	(9,710)	4,405	0
WTI Crude June Futures	Short	05/2015	1,135	480	68	0
WTI Crude March Futures	Long	02/2015	1,231	(371)	0	(222)
WTI Crude September Futures	Long	08/2014	4,631	3,679	0	(1,991)
WTI Crude September Futures	Long	08/2015	1,290	(1,364)	0	(39)

Total Futures Contracts				$(428)	$38,412	$(32,505)

Swap Agreements:

Interest Rate Swaps

							Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD 149,400	$(94)	$841	$367	$0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY 8,360,000	(882)	412	270	0

					$(976)	$1,253	$637	$0

Total Swap Agreements					$(976)	$1,253	$637	$0

(f)	Securities with an aggregate market value of $9,752 and cash of $96,888 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(1)	Unsettled variation margin asset of $380 and liability of $(584) for closed futures is outstanding at period end.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

								Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Asset	Liability
BOA	01/2014		AUD	959	$		870	$14	$0
	01/2014		EUR	80,892			111,061	21	(243)
	01/2014	$		7,321		AUD	8,260	53	0
	01/2014			115,904		EUR	85,632	1,900	0
	02/2014		AUD	8,260	$		7,307	0	(54)
	03/2014		GBP	24,021			39,316	0	(442)
	03/2014	$		10,976		GBP	6,706	123	0
BPS	01/2014		MXN	225,623	$		17,012	0	(268)
	02/2014			319,816			24,184	0	(215)
	03/2014	$		5,778		CAD	6,163	12	0
BRC	01/2014		NZD	4,707	$		3,854	0	(17)
	02/2014		EUR	18,281			25,033	0	(115)
	03/2014		GBP	6,706			10,972	0	(127)
	03/2014	$		39,303		GBP	24,021	456	0
CBK	01/2014		EUR	51,033	$		70,257	51	0
	01/2014	$		1,138		AUD	1,277	2	0
	02/2014		MXN	221,971	$		16,834	0	(110)
	02/2014	$		70,256		EUR	51,033	0	(51)
	03/2014		CAD	47,905	$		45,137	125	0
	03/2014		MXN	89,082			6,707	0	(74)
	03/2014	$		5,202		CAD	5,565	27	0
DUB	02/2014		EUR	14,531	$		19,987	2	(5)
	03/2014		GBP	1,179			1,936	0	(15)
	03/2014		MXN	446,061			33,469	0	(523)
	03/2014	$		13,332		CAD	14,209	19	0
FBF	01/2014		EUR	16,200	$		21,910	0	(376)
	03/2014		MXN	257,056			19,881	302	0
HUS	02/2014		EUR	33,910			46,711	62	0
	02/2014		JPY	168,800			1,700	97	0
JPM	01/2014		MXN	94,543			7,328	91	0
	02/2014		EUR	2,686			3,672	0	(23)
MSC	01/2014		BRL	34,597			14,811	146	0
	01/2014	$		14,670		BRL	34,597	0	(5)
	02/2014			14,695			34,597	0	(148)
	03/2014		MXN	910,604	$		68,651	0	(743)
	03/2014	$		8,111		MXN	107,136	54	0
SOG	01/2014		AUD	8,578	$		7,832	174	0
UAG	01/2014	$		94,991		EUR	69,514	639	0
	01/2014			3,842		NZD	4,707	29	0
	02/2014		EUR	69,514	$		94,992	0	(637)
	02/2014		NZD	4,707			3,834	0	(29)
	03/2014		CAD	532			499	0	(1)
	03/2014	$		1,017		CAD	1,092	9	0
WST	01/2014		EUR	7,021	$		9,447	0	(212)

Total Forward Foreign Currency Contracts								$4,408	$(4,433)

Purchased Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC WTI Crude December Futures	$120.000	11/17/2014	$25,000	$2,000	$73
SOG	Call - OTC WTI Crude December Futures	130.000	11/17/2014	16,500	1,320	23

					$3,320	$96

Total Purchased Options					$3,320	$96

Written Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC NRCAL 16 Index	$4.250	01/29/2014	$273,000	$(177)	$(68)
DUB	Put - OTC Sugar No. 11 October Futures	14.000	09/15/2014	38,304	(73)	(27)
FBF	Call - OTC Brent Crude December Futures	126.000	11/10/2014	25,000	(2,075)	(240)
MAC	Put - OTC Soybean No. 2 March Futures	1,100.000	02/21/2014	1,500	(127)	0
MYC	Call - OTC Cotton No. 2 May Futures	110.000	04/11/2014	55,250	(58)	(39)
SOG	Call - OTC Brent Crude December Futures	140.000	11/10/2014	16,500	(1,337)	(49)

					$(3,847)	$(423)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014	$121,300	$(255)	$(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014	121,300	(602)	(171)

							$(857)	$(172)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	0.000	03/04/2014	$1,060	$(901)	$(5)
	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	0.000	10/01/2014	1,140	(582)	(170)
	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	0.000	10/02/2014	410	(213)	(62)
GST	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	(3.000)	03/03/2014	2,205	(1,852)	(38)

					$(3,548)	$(275)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$12,800	$(110)	$(66)
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	900	(12)	(1)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,000	(98)	(9)
	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	16,000	(155)	(93)
	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	17,000	(168)	(99)

						$(543)	$(268)

Total Written Options						$(8,795)	$(1,138)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	LLSBRT CAL14 Index	$4.500	12/31/2014	252,000	$0	$(1,149)	$0	$(1,149)
CBK	Pay	GOCO CAL14 Index	17.450	12/31/2014	69,900	0	72	72	0
	Pay	GOCO CAL14 Index	17.760	12/31/2014	89,100	0	120	120	0
	Pay	GOCO CAL14 Index	17.880	12/31/2014	48,000	0	70	70	0
	Pay	HSFOCO CAL14 Index	10.750	12/31/2014	89,100	0	530	530	0
	Pay	HSFOCO CAL14 Index	10.450	12/31/2014	69,900	0	436	436	0
	Pay	HSFOCO CAL14 Index	10.100	12/31/2014	48,000	0	317	317	0
	Pay	JETNWE 1Q14 Index	972.000	03/31/2014	7,050	0	(309)	0	(309)
	Receive	ULSDNWE 1Q14 Index	913.500	03/31/2014	7,500	0	318	318	0
DUB	Receive	GOCO CAL14 Index	17.000	12/31/2014	30,456	0	(18)	0	(18)
	Pay	GOCO CAL14 Index	16.970	12/31/2014	75,000	0	42	42	0
	Pay	GOCO CAL14 Index	17.180	12/31/2014	12,000	0	9	9	0
	Receive	HSFOCO CAL14 Index	13.650	12/31/2014	30,456	0	(93)	0	(93)
	Pay	HSFOCO CAL14 Index	9.880	12/31/2014	12,000	0	82	82	0
	Pay	HSFOCO CAL14 Index	9.570	12/31/2014	75,000	0	534	534	0
	Receive	NGCAL19 Index	7.200	12/31/2019	660,000	0	(1,729)	0	(1,729)
	Receive	Spring Wheat March Futures	7.330	02/21/2014	1,250,000	0	(1,221)	0	(1,221)
	Pay	Wheat December Futures	7.110	11/21/2014	740,000	0	520	520	0
	Pay	Wheat July Futures	6.965	06/20/2014	485,000	0	386	386	0
	Pay	Wheat March Futures	6.850	02/21/2014	1,250,000	0	997	997	0
	Receive	Wheat March Futures	7.145	02/19/2015	1,225,000	0	(802)	0	(802)
FBF	Pay	JETNWE CAL14 Index	965.000	12/31/2014	39,480	0	(1,486)	0	(1,486)
	Receive	ULSDNWE CAL14 Index	906.000	12/31/2014	42,000	0	1,733	1,733	0
GST	Pay	GOCO CAL14 Index	17.700	12/31/2014	48,000	0	62	62	0
	Pay	GOCO CAL14 Index	18.000	12/31/2014	82,800	0	131	131	0
	Pay	HSFOCO CAL14 Index	11.000	12/31/2014	82,800	0	472	472	0
	Pay	HSFOCO CAL14 Index	10.100	12/31/2014	48,000	0	317	317	0
MYC	Receive	GOCO CAL14 Index	16.920	12/31/2014	30,444	0	(15)	0	(15)
	Pay	GOCO CAL14 Index	17.350	12/31/2014	54,900	0	51	51	0
	Pay	GOCO CAL14 Index	17.900	12/31/2014	25,200	0	37	37	0
	Receive	HSFOCO CAL14 Index	13.650	12/31/2014	30,444	0	(93)	0	(93)
	Pay	HSFOCO CAL14 Index	10.900	12/31/2014	25,200	0	146	146	0
	Pay	HSFOCO CAL14 Index	10.350	12/31/2014	54,900	0	348	348	0
	Receive	LSHSFO CAL15 Index	15.750	12/31/2015	36,000	0	54	54	0

						$0	$869	$7,784	$(6,915)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	United Kingdom Gilt	1.000%	12/20/2015	0.099%	$3,300	$77	$(17)	$60	$0
GST	SLM Corp.	5.000%	03/20/2016	1.030%	300	1	26	27	0

						$78	$9	$87	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	67,200	$57	$(1,761)	$0	$(1,704)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		180,800	237	(903)	0	(666)
BPS	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	5,500	(11)	170	159	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		22,200	259	475	734	0
	Pay	1-Year BRL-CDI	9.120%	01/02/2017	BRL	35,700	0	(922)	0	(922)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$20,900	127	(554)	0	(427)
BRC	Pay	1-Year BRL-CDI	12.255%	01/02/2017	BRL	140,000	163	(25)	138	0
	Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	356,000	(697)	(102)	0	(799)
DUB	Pay	28-Day MXN-TIIE	6.350%	09/01/2023		362,000	(762)	(51)	0	(813)
FBF	Pay	1-Year BRL-CDI	12.255%	01/02/2017	BRL	200,000	240	(44)	196	0
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017		31,800	0	(830)	0	(830)
	Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	366,000	(725)	(96)	0	(821)
HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	111,000	103	(3,871)	0	(3,768)

							$(1,009)	$(8,514)	$1,227	$(10,750)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	2	1-Month USD-LIBOR plus a specified spread	12/31/2013	$14	$0	$0	$0
	Receive	DWRTFT Index	81	1-Month USD-LIBOR plus a specified spread	04/29/2014	513	3	3	0
BPS	Receive	CSIXTR Index	115,430	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	665,180	3,748	3,748	0
CIB	Receive	CSIXTR Index	151,691	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	874,141	4,754	4,754	0
FBF	Receive	CSIXTR Index	237,580	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	1,369,087	7,557	7,557	0
	Pay	DJUBSHG Index	18,947	0.000%	02/18/2014	6,430	(129)	0	(129)
	Receive	SPGCICP Index	10,141	0.000%	02/18/2014	6,485	66	66	0
GLM	Receive	CSIXTR Index	149,000	3-Month U.S. Treasury Bill rate plus a specified spread	01/16/2014	858,277	5,115	5,115	0
	Receive	DWRTFT Index	2	1-Month USD-LIBOR plus a specified spread	11/28/2014	14	0	0	(0)
JPM	Receive	CSCUS1TR Index	1,530,650	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	194,138	(594)	0	(594)
	Receive	CSIXTR Index	293,671	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	1,692,314	9,342	9,342	0
	Pay	DJUBSCOT Index	175,973	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	243,598	(3,215)	0	(3,215)
	Receive	DJUBSF1T Index	1,083,000	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	515,252	(2,355)	0	(2,355)
	Pay	DJUBSTR Index	3,827,838	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	973,653	4,581	4,581	0
	Receive	JMABDCO1 Index	373,812	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	246,463	3,126	3,126	0
	Receive	JMABNIC0 Index	60,381	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	42,406	(156)	0	(156)
	Receive	JMABNICP Index	293,061	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	199,978	(415)	0	(415)
	Receive	JMCU3A3T Index	37,551	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	14,169	(47)	0	(47)
SOG	Receive	CSIXTR Index	172,240	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	992,553	5,484	5,484	0
	Receive	DJUBSF3T Index	149,237	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	82,656	(270)	0	(270)
	Pay	DJUBSTR Index	304,251	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	77,389	364	364	0

							$36,959	$44,140	$(7,181)

(4)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	GOLDLNPM Index	4.537%	08/06/2014	$23,470	$0	$(10)	$0	$(10)
CBK	Pay	Natural Gas February Futures	18.706%	01/28/2014	2,867	0	116	116	0
DUB	Receive	Copper June Futures	11.056%	06/04/2014	11,000	0	(850)	0	(850)
	Receive	Copper March Futures	4.840%	03/04/2014	12,056	0	(338)	0	(338)
	Receive	Copper March Futures	5.063%	03/04/2014	6,600	0	(194)	0	(194)
	Pay	GOLDLNPM Index	8.851%	06/04/2014	12,310	0	589	589	0
	Pay	Primary Aluminum March Futures	3.803%	03/04/2014	13,613	0	237	237	0
	Pay	Primary Aluminum March Futures	4.000%	03/04/2014	7,550	0	141	141	0
GST	Pay	Brent Crude February Futures	3.028%	01/13/2014	16,100	0	191	191	0
	Pay	GOLDLNPM Index	5.881%	01/09/2014	17,800	0	413	413	0
	Pay	GOLDLNPM Index	5.063%	08/06/2014	22,250	0	126	126	0
	Pay	GOLDLNPM Index	5.176%	08/06/2014	22,870	0	155	155	0
	Pay	GOLDLNPM Index	6.126%	11/25/2015	16,800	0	(78)	0	(78)
	Pay	PLTMLNPM Index	4.840%	01/24/2014	14,270	0	299	299	0
	Pay	S&P 500 Index	2.641%	03/21/2014	30,465	0	209	209	0
	Pay	S&P 500 Index	4.020%	10/17/2014	28,730	0	129	129	0
	Receive	SLVRLND Index	10.890%	11/25/2015	12,600	0	149	149	0
	Receive	WTI Crude February Futures	2.890%	01/15/2014	16,490	0	(138)	0	(138)
JPM	Pay	GOLDLNPM Index	4.537%	06/05/2014	4,470	0	(7)	0	(7)
	Pay	GOLDLNPM Index	7.563%	09/30/2014	9,110	0	259	259	0
	Pay	Natural Gas February Futures	17.223%	01/28/2014	2,510	0	116	116	0
	Pay	Natural Gas February Futures	17.640%	01/28/2014	4,674	0	207	207	0
	Pay	Natural Gas March Futures	15.603%	02/25/2014	4,598	0	97	97	0
MYC	Pay	GOLDLNPM Index	4.796%	06/04/2014	1,600	0	2	2	0
	Pay	GOLDLNPM Index	4.840%	06/04/2014	15,450	0	25	25	0
	Pay	GOLDLNPM Index	5.406%	04/21/2016	63,817	0	(860)	0	(860)
	Pay	Natural Gas February Futures	12.960%	01/28/2014	3,362	0	(34)	0	(34)
	Pay	Natural Gas February Futures	15.210%	01/28/2014	3,945	0	22	22	0
	Pay	Natural Gas February Futures	18.276%	01/28/2014	3,599	0	130	130	0
	Pay	Natural Gas March Futures	15.603%	02/25/2014	5,215	0	110	110	0
	Receive	SLVRLND Index	9.151%	04/21/2016	49,045	0	1,163	1,163	0
SOG	Pay	Natural Gas February Futures	18.404%	01/28/2014	2,275	0	118	118	0

						$0	$2,494	$5,003	$(2,509)

Total Swap Agreements						$(931)	$31,817	$58,241	$(27,355)

(h)	Securities with an aggregate market value of $14,154 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$273,445	$4,028	$277,473
Industrials	0	10,622	423	11,045
Utilities	0	7,747	0	7,747
U.S. Government Agencies	0	638,950	7,420	646,370
U.S. Treasury Obligations	0	502,684	0	502,684
Mortgage-Backed Securities	0	150,876	436	151,312
Asset-Backed Securities	0	149,002	0	149,002
Sovereign Issues	0	140,239	0	140,239
Exchange-Traded Funds	23,166	0	0	23,166
Short-Term Instruments
Certificates of Deposit	0	30,178	0	30,178
Commercial Paper	0	3,500	0	3,500
Repurchase Agreements	0	768,100	0	768,100
Short-Term Notes	0	1,020,196	0	1,020,196
Mexico Treasury Bills	0	196,999	0	196,999
U.S. Treasury Bills	0	912,858	0	912,858
	$23,166	$4,805,396	$12,307	$4,840,869

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,644,695	$0	$0	$1,644,695

Total Investments	$1,667,861	$4,805,396	$12,307	$6,485,564

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	38,412	637	0	39,049
Over the counter	0	62,745	0	62,745
	$38,412	$63,382	$0	$101,794

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(34,691)	0	0	(34,691)
Over the counter	0	(32,315)	(611)	(32,926)
	$(34,691)	$(32,315)	$(611)	$(67,617)

Totals	$1,671,582	$4,836,463	$11,696	$6,519,741

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$4,039	$0	$0	$(18)	$0	$7	$0	$0	$4,028	$7
Industrials	459	0	(23)	0	0	(13)	0	0	423	(9)
U.S. Government Agencies	1,718	6,054	(351)	(20)	(24)	43	0	0	7,420	43
Mortgage-Backed Securities	0	437	0	0	0	(1)	0	0	436	(1)
Asset-Backed Securities	6,990	0	(5,638)	4	50	21	0	(1,427)	0	0

	$13,206	$6,491	$(6,012)	$(34)	$26	$57	$0	$(1,427)	$12,307	$40
Financial Derivative Instruments - Assets
Over the counter	$94	$0	$0	$0	$0	$(94)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(16,088)	$0	$(972)	$0	$0	$16,449	$0	$0	$(611)	$4,185

Totals	$(2,788)	$6,491	$(6,984)	$(34)	$26	$16,412	$0	$(1,427)	$11,696	$4,225

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$4,028	Benchmark Pricing	Base Price	100.75
Industrials	423	Third Party Vendor	Broker Quote	111.50
U.S. Government Agencies	5,817	Benchmark Pricing	Base Price	110.50
	1,603	Third Party Vendor	Broker Quote	101.04
Mortgage-Backed Securities	436	Benchmark Pricing	Base Price	97.56
Financial Derivative Instruments - Liabilities
Over the counter	(611)	Indicative Market Quotation	Broker Quote	0.03 - 14.99

Total	$11,696

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.7%
BANK LOAN OBLIGATIONS 0.1%
AES Corporation
3.750% due 06/01/2018	$334	$337
Community Health Systems, Inc.
2.419% due 07/25/2014	276	277
HCA, Inc.
2.669% due 05/02/2016	7,756	7,762
Iasis Healthcare LLC
4.500% due 05/03/2018	9,727	9,807

Total Bank Loan Obligations (Cost $18,043)		18,183

CORPORATE BONDS & NOTES 2.9%
BANKING & FINANCE 2.3%
Abbey National Treasury Services PLC
1.818% due 04/25/2014	33,800	33,951
Ally Financial, Inc.
0.000% due 06/15/2015	2,600	2,502
2.439% due 12/01/2014	1,100	1,111
Banco Santander Brasil S.A.
2.343% due 03/18/2014	10,400	10,401
4.250% due 01/14/2016	14,500	15,026
BPCE S.A.
1.988% due 02/07/2014	38,300	38,359
Credit Agricole Home Loan SFH
0.992% due 07/21/2014	57,200	57,380
Credit Agricole S.A.
1.692% due 01/21/2014	15,800	15,811
Eksportfinans ASA
2.375% due 05/25/2016	3,000	2,959
Export-Import Bank of Korea
4.000% due 01/29/2021	2,000	2,059
International Lease Finance Corp.
6.500% due 09/01/2014	3,500	3,631
Intesa Sanpaolo SpA
2.638% due 02/24/2014	29,100	29,186
Morgan Stanley
0.543% due 01/09/2014	3,100	3,100
1.838% due 01/24/2014	64,800	64,853
Qatari Diar Finance Co.
5.000% due 07/21/2020	1,500	1,650
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	300	319
5.499% due 07/07/2015	3,000	3,180
SLM Corp. CPI Linked Bond
1.445% due 10/01/2014	560	554
1.445% due 11/01/2016	700	675
3.084% due 01/31/2014	4,400	4,395
3.114% due 02/01/2014	6,073	6,075
Stone Street Trust
5.902% due 12/15/2015	2,000	2,145
Turkiye Garanti Bankasi A/S
2.742% due 04/20/2016	15,700	15,268

		314,590

INDUSTRIALS 0.3%
Anglo American Capital PLC
9.375% due 04/08/2014	1,000	1,022
D.R. Horton, Inc.
5.625% due 01/15/2016	5,000	5,369
DISH DBS Corp.
6.625% due 10/01/2014	850	886
Lennar Corp.
5.500% due 09/01/2014	1,200	1,234
5.600% due 05/31/2015	3,000	3,165
New York Times Co.
5.000% due 03/15/2015	1,000	1,048
Noble Group Ltd.
4.875% due 08/05/2015	6,400	6,680
Petroleos de Venezuela S.A.
5.000% due 10/28/2015	13,900	11,537
Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,940

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,073	3,465
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		200	236

			38,582

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		800	806
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		32,310	33,279
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,050
5.000% due 10/19/2025		1,300	1,297
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	39,000	368
1.850% due 07/28/2014		39,000	368
4.500% due 03/24/2014	EUR	3,300	4,567
5.050% due 11/28/2014	JPY	10,000	97

			41,832

Total Corporate Bonds & Notes (Cost $390,179)			395,004

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
0.295% due 03/25/2036		$439	407
0.610% due 02/25/2037		6,006	6,025
2.365% due 05/01/2035		300	319
2.505% due 05/01/2036		57	61
3.000% due 01/01/2044		1,000	950
4.000% due 07/01/2019		5,909	6,272
5.410% due 01/13/2023		6,165	6,174
Freddie Mac
0.397% due 02/15/2019		5,043	5,044
0.437% due 01/15/2037		33	33
2.565% due 06/01/2033		319	338
2.664% due 01/01/2034		458	488
Ginnie Mae
0.467% due 01/16/2031		22	22
NCUA Guaranteed Notes
0.619% due 10/07/2020		9,174	9,224
0.729% due 12/08/2020		44,167	44,577
Small Business Administration
5.902% due 02/10/2018		2,016	2,198

Total U.S. Government Agencies (Cost $81,181)			82,132

U.S. TREASURY OBLIGATIONS 99.4%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (i)		250,125	257,004
0.125% due 04/15/2016 (g)		264,515	271,789
0.125% due 04/15/2017 (e)(i)		622,214	639,933
0.125% due 04/15/2018 (e)(g)(i)		1,848,170	1,885,710
0.125% due 01/15/2022		67,217	64,586
0.125% due 07/15/2022		1,686	1,615
0.500% due 04/15/2015 (g)		518,661	530,472
0.625% due 07/15/2021		1,136,722	1,153,995
1.125% due 01/15/2021		205,759	216,248
1.250% due 04/15/2014 (g)		112,009	112,801
1.250% due 07/15/2020		1,368,497	1,464,398
1.375% due 07/15/2018 (i)		110,025	119,343
1.375% due 01/15/2020 (e)		401,010	430,772
1.625% due 01/15/2015 (g)(i)		463,681	477,990
1.625% due 01/15/2015 (g)		255,065	262,936
1.625% due 01/15/2018		332,435	361,497
1.875% due 07/15/2015 (e)		471,501	497,360
1.875% due 07/15/2015		37,942	40,023
1.875% due 07/15/2019 (e)(i)		283,845	315,601
1.875% due 07/15/2019 (g)		328,125	364,834
2.000% due 01/15/2014		120,497	120,483
2.000% due 07/15/2014 (i)		30,975	31,678
2.000% due 07/15/2014 (e)(g)		323,846	331,196
2.000% due 01/15/2016 (e)(i)		243,695	259,906
2.000% due 01/15/2016		111,080	118,469
2.125% due 01/15/2019		118,242	132,112
2.125% due 01/15/2019 (g)		288,262	322,076
2.375% due 01/15/2017		186,034	204,849
2.500% due 07/15/2016 (e)(i)		1,028,623	1,129,356
2.500% due 07/15/2016		1,041	1,143
2.625% due 07/15/2017 (e)		816,163	918,629
U.S. Treasury Notes
0.250% due 08/31/2014		90,232	90,315
0.250% due 01/31/2015		60,900	60,954
0.500% due 08/15/2014		94,722	94,951

0.750% due 06/15/2014 (e)		3,566	3,577
2.750% due 11/15/2023 (e)		291,700	284,886

Total U.S. Treasury Obligations (Cost $13,580,869)			13,573,487

MORTGAGE-BACKED SECURITIES 3.6%
Adjustable Rate Mortgage Trust
2.801% due 09/25/2035		2,600	2,310
4.987% due 10/25/2035		3,024	2,732
American Home Mortgage Assets Trust
0.355% due 05/25/2046		343	253
1.064% due 11/25/2046		8,371	4,312
American Home Mortgage Investment Trust
1.849% due 09/25/2045		1,350	1,284
Arran Residential Mortgages Funding PLC
1.668% due 11/19/2047	EUR	5,415	7,552
Banc of America Commercial Mortgage Trust
0.340% due 06/10/2049		$378	378
5.492% due 02/10/2051		10,140	11,094
5.633% due 04/10/2049		186	186
5.649% due 06/10/2049		7,100	7,856
5.734% due 05/10/2045		9,700	10,589
5.746% due 02/10/2051		7,100	7,854
5.889% due 07/10/2044		597	650
Banc of America Funding Corp.
0.457% due 05/20/2035		401	268
3.694% due 01/20/2047 ^		519	419
5.359% due 05/20/2036		1,179	1,134
Banc of America Mortgage Securities, Inc.
2.804% due 12/25/2034		2,797	2,788
Banc of America Mortgage Trust
2.739% due 07/25/2035		2,319	2,218
2.843% due 03/25/2035		988	919
5.198% due 01/25/2035		56	56
6.500% due 09/25/2033		17	17
Banc of America Re-REMIC Trust
5.633% due 02/17/2051		8,100	8,678
BCAP LLC Trust
0.335% due 01/25/2037 ^		2,226	1,624
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035		2,011	2,017
2.401% due 02/25/2036 ^		906	634
2.512% due 05/25/2033		71	71
2.660% due 10/25/2035		2,707	2,721
2.848% due 01/25/2035		5,796	5,760
4.748% due 07/25/2034		1,847	1,819
5.180% due 03/25/2035		312	303
Bear Stearns Alt-A Trust
0.325% due 02/25/2034		1,480	1,398
2.322% due 09/25/2034		928	918
2.708% due 09/25/2035		781	686
Chase Mortgage Finance Trust
2.663% due 03/25/2037		3,116	2,869
5.008% due 12/25/2035		4,505	4,464
5.500% due 12/25/2022		2,348	2,374
5.640% due 09/25/2036		2,378	2,154
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035		554	550
2.200% due 09/25/2035		3,286	3,249
2.290% due 09/25/2035		3,445	3,387
2.500% due 03/25/2036		380	349
2.540% due 05/25/2035		802	780
2.550% due 10/25/2035		3,310	3,214
2.594% due 12/25/2035 ^		743	508
5.255% due 08/25/2035		1,636	1,608
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		80	80
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		754	628
Commercial Mortgage Trust
3.156% due 07/10/2046		13,394	13,799
5.800% due 12/10/2049		3,680	4,155
Countrywide Alternative Loan Trust
0.335% due 05/25/2047		7,582	6,494
0.345% due 05/25/2047		3,652	2,967
0.347% due 02/20/2047		9,466	6,279
0.362% due 12/20/2046		771	551
0.375% due 07/25/2046		299	249
1.071% due 12/25/2035		1,238	943
5.350% due 11/25/2035 ^		759	581
5.500% due 10/25/2033		1,304	1,361
5.750% due 03/25/2037 ^		754	621
6.500% due 08/25/2032		1,468	1,486
Countrywide Home Loan Mortgage Pass-Through Trust
0.485% due 03/25/2035		138	119

0.505% due 06/25/2035		2,454	2,144
2.520% due 04/20/2035		1,503	1,527
2.655% due 09/25/2033		1,303	1,287
2.726% due 09/25/2047 ^		1,627	1,356
4.750% due 07/25/2014		3	3
4.819% due 11/20/2034		695	648
5.001% due 10/20/2035		811	673
5.500% due 11/25/2035 ^		356	335
5.500% due 04/25/2038		1,449	1,429
Credit Suisse First Boston Mortgage Securities Corp.
2.459% due 04/25/2034		4,114	4,126
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^		1,076	943
Deutsche ALT-B Securities, Inc.
0.265% due 10/25/2036 ^		281	158
Deutsche Mortgage Securities, Inc.
5.230% due 06/26/2035		6,545	6,598
Eurosail PLC
1.725% due 10/17/2040	EUR	6,530	8,875
First Horizon Mortgage Pass-Through Trust
2.603% due 10/25/2035		$724	705
5.000% due 10/25/2020		121	123
Gosforth Funding PLC
1.966% due 04/24/2047	GBP	5,343	8,955
Granite Master Issuer PLC
0.445% due 12/20/2054	EUR	1,546	2,112
0.525% due 12/20/2054		3,304	4,516
Granite Mortgages PLC
0.578% due 06/20/2044		306	419
0.604% due 01/20/2044		551	757
0.642% due 01/20/2044		$551	548
0.742% due 07/20/2043		2,415	2,401
Greenwich Capital Commercial Funding Corp.
0.308% due 11/05/2021		88	87
GS Mortgage Securities Trust
3.849% due 12/10/2043		8,947	9,442
4.592% due 08/10/2043		1,400	1,517
5.162% due 12/10/2043		10,000	11,153
5.560% due 11/10/2039		2,379	2,611
GSR Mortgage Loan Trust
2.565% due 11/25/2035		608	512
2.660% due 11/25/2035		2,828	2,746
2.671% due 09/25/2035		1,765	1,771
5.045% due 11/25/2035 ^		4,803	4,453
HarborView Mortgage Loan Trust
0.346% due 07/19/2046		10,467	7,253
0.386% due 05/19/2035		1,327	1,167
0.416% due 01/19/2036		3,009	2,014
5.027% due 08/19/2036 ^		916	764
HomeBanc Mortgage Trust
0.345% due 12/25/2036		845	722
0.435% due 10/25/2035		5,289	4,641
5.480% due 04/25/2037 ^		815	654
IndyMac Mortgage Loan Trust
0.345% due 07/25/2047		4,171	2,839
0.355% due 09/25/2046		7,002	5,855
2.519% due 10/25/2034		1,137	1,106
2.668% due 06/25/2035 ^		662	537
4.644% due 09/25/2035		732	648
JPMorgan Chase Commercial Mortgage Securities Trust
3.341% due 07/15/2046		2,900	3,027
3.673% due 02/15/2046		6,200	6,509
3.853% due 06/15/2043		4,251	4,391
5.336% due 05/15/2047		110	121
5.440% due 06/12/2047		730	803
5.794% due 02/12/2051		9,500	10,665
JPMorgan Mortgage Trust
2.430% due 07/27/2037		935	804
2.459% due 06/25/2036		2,573	2,313
2.714% due 07/25/2034		318	314
2.726% due 07/25/2035		467	464
5.016% due 06/25/2035		549	550
5.067% due 06/25/2035		1,263	1,273
5.093% due 11/25/2035		903	863
5.243% due 07/25/2035		525	537
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		3,750	4,138
5.430% due 02/15/2040		2,093	2,309
5.866% due 09/15/2045		1,517	1,685
Luminent Mortgage Trust
0.335% due 12/25/2036		5,301	3,955
0.365% due 10/25/2046		1,669	1,433
MASTR Adjustable Rate Mortgages Trust
0.405% due 05/25/2037		704	480
Merrill Lynch Alternative Note Asset Trust
0.465% due 03/25/2037		1,248	527

2.835% due 06/25/2037 ^		906	575
Merrill Lynch Mortgage Investors Trust
1.596% due 10/25/2035		3,312	3,220
2.521% due 06/25/2035		1,528	1,489
3.031% due 05/25/2034		568	560
5.080% due 09/25/2035		606	580
5.392% due 05/25/2036		2,428	2,412
5.425% due 12/25/2035		424	405
Merrill Lynch Mortgage Trust
5.676% due 05/12/2039		10,170	11,058
5.858% due 06/12/2050		3,815	3,937
Merrill Lynch Mortgage-Backed Securities Trust
4.627% due 04/25/2037^		3,212	2,643
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,200	2,448
Morgan Stanley Capital Trust
5.447% due 02/12/2044		3,470	3,798
5.610% due 04/15/2049		1,824	1,837
5.910% due 06/11/2049		11,335	12,665
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		337	339
Morgan Stanley Re-REMIC Trust
5.804% due 08/12/2045		3,300	3,613
5.804% due 08/15/2045		4,700	5,145
OBP Depositor LLC Trust
4.646% due 07/15/2045		2,000	2,172
RBSSP Resecuritization Trust
2.374% due 12/26/2036		2,636	2,660
Residential Accredit Loans, Inc. Trust
0.465% due 08/25/2035		2,081	1,662
2.404% due 04/25/2035		489	479
3.201% due 08/25/2035 ^		621	372
3.668% due 02/25/2036 ^		645	458
Residential Asset Securitization Trust
5.000% due 08/25/2019		283	292
6.250% due 10/25/2036 ^		1,332	1,028
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^		3,068	2,518
5.359% due 06/25/2035		658	644
6.500% due 03/25/2032		800	845
Sequoia Mortgage Trust
0.866% due 10/19/2026		87	86
2.414% due 01/20/2047 ^		1,566	1,340
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	1,880	2,516
Structured Adjustable Rate Mortgage Loan Trust
0.485% due 10/25/2035		$2,113	1,853
2.463% due 04/25/2035		5,512	5,341
5.538% due 02/25/2036 ^		753	616
Structured Asset Mortgage Investments Trust
0.355% due 06/25/2036		702	560
0.385% due 05/25/2046		5,029	2,876
0.416% due 07/19/2035		3,382	3,324
Structured Asset Securities Corp.
2.625% due 10/28/2035		981	929
Vornado DP LLC Trust
4.004% due 09/13/2028		9,000	9,408
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020		3,718	3,682
5.088% due 08/15/2041		7,943	8,062
Wachovia Mortgage Loan Trust LLC
2.640% due 08/20/2035		2,202	2,045
WaMu Mortgage Pass-Through Certificates
0.879% due 01/25/2047		5,309	4,322
0.899% due 04/25/2047		7,542	6,698
0.949% due 12/25/2046		2,179	2,068
1.123% due 06/25/2046		351	327
1.139% due 08/25/2046		1,221	1,054
1.343% due 11/25/2042		345	326
2.369% due 09/25/2036 ^		3,398	2,992
2.425% due 04/25/2035		3,200	3,004
2.425% due 09/25/2035		3,800	3,479
2.463% due 11/25/2046		1,560	1,456
4.558% due 02/25/2037 ^		5,793	4,802
5.901% due 08/25/2046		6,435	5,878
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035		1,334	1,294
2.617% due 09/25/2034		1,387	1,405
2.619% due 03/25/2036		319	313
2.628% due 03/25/2036		7,863	7,589
2.631% due 04/25/2036		1,760	1,707
2.633% due 04/25/2036		1,607	1,587
2.634% due 06/25/2035		2,644	2,701
4.996% due 03/25/2036		808	801
5.160% due 10/25/2035		3,577	3,502
5.500% due 05/25/2022		1,370	1,402

5.573% due 04/25/2036		3,304	3,208

Total Mortgage-Backed Securities (Cost $447,740)			492,015

ASSET-BACKED SECURITIES 1.0%
ACE Securities Corp. Home Equity Loan Trust
0.225% due 10/25/2036		50	17
AIMCO CLO
0.492% due 10/20/2019		2,210	2,194
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		149	149
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.365% due 08/25/2035		194	192
0.685% due 05/25/2034		2,008	1,746
Ares CLO Ltd.
0.469% due 03/12/2018		7,089	7,068
Asset-Backed Securities Corp. Home Equity Loan Trust
0.795% due 09/25/2034		1,479	1,352
Avenue CLO Ltd.
0.496% due 10/30/2017		750	750
Babson CLO, Inc.
0.489% due 11/10/2019		5,308	5,249
Bear Stearns Asset-Backed Securities Trust
1.165% due 10/25/2037		2,946	2,783
BlackRock Senior Income Series Corp.
0.482% due 04/20/2019		2,090	2,045
Carrington Mortgage Loan Trust
0.265% due 06/25/2037		963	942
Citibank Omni Master Trust
2.917% due 08/15/2018		21,800	22,132
Citigroup Mortgage Loan Trust, Inc.
0.245% due 01/25/2037		108	55
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		270	274
Countrywide Asset-Backed Certificates
0.315% due 02/25/2037		3,766	3,366
0.415% due 04/25/2036		2,858	2,795
0.455% due 08/25/2036		2,400	1,820
4.756% due 04/25/2036		4,522	4,582
Dryden Leveraged Loan CDO
0.488% due 05/22/2017		1,258	1,253
0.571% due 08/08/2022	EUR	6,531	8,813
Equity One Mortgage Pass-Through Trust
0.465% due 04/25/2034		$46	39
First Franklin Mortgage Loan Trust
0.545% due 09/25/2035		258	256
0.605% due 04/25/2035		643	642
Galaxy CLO Ltd.
0.478% due 04/25/2019		2,463	2,446
GSAA Home Equity Trust
0.465% due 03/25/2037		1,303	780
GSAMP Trust
0.535% due 03/25/2047		2,500	1,474
Harbourmaster CLO BV
0.537% due 06/15/2020	EUR	335	459
HSI Asset Securitization Corp. Trust
0.215% due 10/25/2036		$75	38
0.435% due 02/25/2036		2,381	1,770
ING Investment Management CLO Ltd.
0.509% due 12/01/2017		650	643
Jubilee CDO BV
0.730% due 10/15/2019	EUR	2,217	3,039
Morgan Stanley ABS Capital, Inc. Trust
0.225% due 05/25/2037		$1,308	771
0.635% due 07/25/2035		350	302
Morgan Stanley Home Equity Loan Trust
0.870% due 12/25/2034		928	919
Morgan Stanley IXIS Real Estate Capital Trust
0.215% due 11/25/2036		9	4
Morgan Stanley Mortgage Loan Trust
0.525% due 04/25/2037		1,183	664
Mountain View Funding CLO Ltd.
0.504% due 04/15/2019		1,357	1,347
MSIM Peconic Bay Ltd.
0.522% due 07/20/2019		1,014	1,013
Octagon Investment Partners Ltd.
0.538% due 11/28/2018		1,203	1,194
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.425% due 07/25/2035		57	57
Option One Mortgage Loan Trust
0.965% due 02/25/2035		951	931
Pacifica CDO Corp.
0.498% due 01/26/2020		1,645	1,635
Park Place Securities, Inc.
0.425% due 09/25/2035		401	394

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.665% due 07/25/2035		500	474
0.815% due 10/25/2034		2,500	2,401
1.155% due 09/25/2034		977	867
Popular ABS Mortgage Pass-Through Trust
0.595% due 06/25/2035		5,786	5,553
Sherwood Castle Funding PLC
0.705% due 06/15/2016	GBP	1,000	1,646
SLC Student Loan Trust
4.750% due 06/15/2033		$14,220	12,897
SLM Student Loan Trust
2.350% due 04/15/2039		335	336
3.200% due 05/16/2044		2,170	2,254
3.417% due 05/16/2044		12,801	13,578
Soundview Home Loan Trust
0.225% due 11/25/2036		667	254
0.305% due 12/25/2036		1,074	1,048
Structured Asset Investment Loan Trust
0.525% due 10/25/2035		1,298	1,254

Total Asset-Backed Securities (Cost $128,753)			132,956

SOVEREIGN ISSUES 7.8%
Australia Government Bond
5.500% due 04/21/2023	AUD	107,100	105,724
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	996,600	297,582
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 08/15/2014		10,083	10,206
6.000% due 05/15/2015		4,400	4,492
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	56,878	78,602
2.100% due 09/15/2016 (b)		48,162	68,371
2.100% due 09/15/2017 (b)		68,750	97,436
2.100% due 09/15/2021 (b)		4,323	5,811
3.100% due 09/15/2026 (b)		3,174	4,459
Mexico Government International Bond
4.750% due 06/14/2018	MXN	380,900	28,513
6.500% due 06/09/2022		460,600	35,751
Mexico Government International Inflation Linked Bond
3.660% due 03/19/2015		107,740	8,269
3.980% due 06/29/2017		96,400	7,356
4.010% due 01/30/2020		911,400	69,544
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	12,800	13,376
2.750% due 11/20/2025		30,550	34,164
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	4,875	3,760
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	106,014	151,823
Slovenia Government International Bond
4.700% due 11/01/2016		29,700	42,417

Total Sovereign Issues (Cost $1,100,439)			1,067,656

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Ally Financial, Inc.
7.000% due 01/30/2014 (c)		7,750	7,441
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,370

Total Preferred Securities (Cost $19,790)			20,811

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (d) 1.3%
			179,048

U.S. TREASURY BILLS 0.8%
0.116% due 08/21/2014 - 12/11/2014 (a)(e)(i)		$113,935	113,848

Total Short-Term Instruments (Cost $292,874)		292,896

Total Investments in Securities (Cost $16,059,868)		16,075,140

	SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio	95,693,371	957,412
PIMCO Short-Term Floating NAV Portfolio III	2,503	25

Total Short-Term Instruments (Cost $957,437)		957,437

Total Investments in Affiliates (Cost $957,437)		957,437

Total Investments 124.7% (Cost $17,017,305)		$17,032,577
Financial Derivative Instruments (f)(h) (0.3%) (Cost or Premiums, net $(19,427))		(40,846)
Other Assets and Liabilities, net (24.4%)		(3,337,117)

Net Assets 100.0%		$13,654,614

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$4,700	U.S. Treasury Notes 0.500% due 07/31/2017	$(4,803)	$4,700	$4,700
MBC	0.020%	12/31/2013	01/02/2014	168,800	U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014	(34,510)	168,800	168,800
					U.S. Treasury Notes 0.250% - 0.875% due 08/15/2015 - 12/31/2016	(137,806)
SSB	0.000%	12/31/2013	01/02/2014	5,548	Freddie Mac 2.000% - 2.080% due 10/17/2022 - 01/30/2023	(5,666)	5,548	5,548

Total Repurchase Agreements						$(182,785)	$179,048	$179,048

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.150%	12/03/2013	01/06/2014	$(386,785)	$(386,833)
GRE	0.000%	12/16/2013	01/06/2014	(289,512)	(289,512)
	0.120%	12/09/2013	01/13/2014	(11,931)	(11,932)
	0.160%	07/03/2013	01/03/2014	(160,938)	(161,068)
	0.160%	11/06/2013	01/06/2014	(86,649)	(86,671)
	0.180%	12/11/2013	01/10/2014	(265,073)	(265,102)
JPS	0.140%	12/10/2013	02/10/2014	(50,032)	(50,037)
	0.150%	12/10/2013	01/15/2014	(48,760)	(48,765)
	0.160%	12/17/2013	01/21/2014	(44,292)	(44,295)
	0.170%	12/12/2013	01/10/2014	(47,720)	(47,725)
RDR	0.160%	12/05/2013	01/16/2014	(98,904)	(98,916)
	0.160%	12/09/2013	01/16/2014	(14,525)	(14,527)
	0.160%	12/10/2013	01/15/2014	(446,451)	(446,496)
	0.160%	12/16/2013	01/16/2014	(15,175)	(15,176)
	0.170%	12/13/2013	01/13/2014	(232,133)	(232,154)
	0.180%	12/18/2013	01/14/2014	(116,261)	(116,270)
TDM	0.200%	11/05/2013	08/18/2014	(124,859)	(124,899)

Total Reverse Repurchase Agreements					$(2,440,378)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.250%	12/23/2013	01/03/2014	$(14,057)	$(14,057)
BPG	0.220%	12/31/2013	01/10/2014	(262,876)	(262,727)
FOB	0.120%	12/31/2013	01/10/2014	(445,342)	(445,089)
TDM	0.140%	11/06/2013	01/06/2014	(56,473)	(56,490)

Total Sale-Buyback Transactions					$(778,363)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $1,951,151 at a weighted average interest rate of 0.147%.
(3)	Payable for sale-buyback transactions includes $(430) of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	01/01/2044	$3,000	$(3,109)	$(3,089)

Total Short Sales				$(3,109)	$(3,089)

(e)	Securities with an aggregate market value of $3,191,794 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. February Futures	$1,175.000	01/28/2014	169	$(172)	$(233)
Call - COMEX Gold 100 oz. February Futures	1,260.000	01/28/2014	169	(121)	(101)
Put - NYMEX WTI Brent Crude Spread December Futures	1.000	01/15/2014	38	(38)	(15)
Call - NYMEX WTI Brent Crude Spread December Futures	1.100	01/15/2014	38	(42)	(10)
Call - NYMEX WTI Brent Crude Spread December Futures	7.000	01/15/2014	15	(10)	(1)
Call - NYMEX WTI Brent Crude Spread December Futures	8.000	01/15/2014	116	(106)	(16)
Put - NYMEX WTI Brent Crude Spread December Futures	13.000	01/15/2014	15	(18)	(15)
Put - NYMEX WTI Brent Crude Spread December Futures	14.000	01/15/2014	116	(106)	(75)
Call - NYMEX WTI Brent Crude Spread December Futures	(6.000)	05/14/2014	514	(907)	(483)
Call - NYMEX WTI Brent Crude Spread December Futures	(2.000)	11/12/2014	150	(127)	(81)
Put - NYMEX WTI Crude February Futures	93.000	01/15/2014	51	(23)	(9)
Call - NYMEX WTI Crude February Futures	102.000	01/15/2014	102	(32)	(22)

				$(1,702)	$(1,061)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	1,971	$(726)	$(986)

Total Written Options				$(2,428)	$(2,047)

Futures Contracts:

					Variation Margin (5)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	63	$57	$22	$0
3.5% Fuel Oil NWE Crack Spread April Futures	Short	04/2014	33	(66)	0	(6)
3.5% Fuel Oil NWE Crack Spread August Futures	Short	08/2014	13	(29)	0	(3)
3.5% Fuel Oil NWE Crack Spread December Futures	Short	12/2014	13	(16)	0	(4)
3.5% Fuel Oil NWE Crack Spread February Futures	Short	02/2014	48	(189)	2	0
3.5% Fuel Oil NWE Crack Spread January Futures	Short	01/2014	48	(212)	4	0
3.5% Fuel Oil NWE Crack Spread July Futures	Short	07/2014	13	(35)	0	(3)
3.5% Fuel Oil NWE Crack Spread June Futures	Short	06/2014	33	(38)	0	(8)
3.5% Fuel Oil NWE Crack Spread March Futures	Short	03/2014	48	(174)	0	(3)
3.5% Fuel Oil NWE Crack Spread May Futures	Short	05/2014	33	(52)	0	(6)
3.5% Fuel Oil NWE Crack Spread November Futures	Short	11/2014	13	(18)	0	(4)
3.5% Fuel Oil NWE Crack Spread October Futures	Short	10/2014	13	(21)	0	(4)
3.5% Fuel Oil NWE Crack Spread September Futures	Short	09/2014	13	(24)	0	(4)
90-Day Eurodollar December Futures	Long	12/2015	1,933	(545)	0	(97)
90-Day Eurodollar March Futures	Long	03/2016	6,693	(5,163)	0	(335)
90-Day Eurodollar March Futures	Long	03/2017	1,296	(1,593)	0	(113)
90-Day Eurodollar September Futures	Long	09/2014	796	277	0	(10)
90-Day Eurodollar September Futures	Long	09/2015	2,568	237	0	(128)
Brent Crude April Futures	Long	03/2014	368	565	0	(155)
Brent Crude August Futures	Short	07/2014	2,103	(5,343)	883	0
Brent Crude December Futures	Short	11/2014	143	(117)	69	0
Brent Crude July Futures	Short	06/2014	368	(491)	147	0
Brent Crude June Futures	Long	05/2014	664	356	0	(266)
Brent Crude March Futures	Long	02/2014	123	157	0	(53)
Brent Crude March Futures	Short	02/2015	455	(2,138)	250	0
Brent Crude October Futures	Long	09/2014	500	1,876	0	(230)
Brent Crude September Futures	Short	08/2014	1,078	(2,117)	474	0
Cotton No.2 March Futures	Short	03/2014	31	8	8	0
Cotton No.2 May Futures	Long	05/2014	31	(5)	0	(5)
Euro-Mill Wheat November Futures	Long	11/2014	68	(68)	4	(3)
Gas Oil Crack Spread Swap April Futures	Long	04/2014	33	(7)	10	0
Gas Oil Crack Spread Swap August Futures	Long	08/2014	13	6	4	0
Gas Oil Crack Spread Swap December Futures	Long	12/2014	13	12	5	0
Gas Oil Crack Spread Swap February Futures	Long	02/2014	48	(4)	13	0
Gas Oil Crack Spread Swap January Futures	Long	01/2014	48	(9)	12	0
Gas Oil Crack Spread Swap July Futures	Long	07/2014	13	(0)	4	0
Gas Oil Crack Spread Swap June Futures	Long	06/2014	33	(3)	10	0
Gas Oil Crack Spread Swap March Futures	Long	03/2014	48	(6)	14	0
Gas Oil Crack Spread Swap May Futures	Long	05/2014	33	(9)	10	0
Gas Oil Crack Spread Swap November Futures	Long	11/2014	13	11	4	0
Gas Oil Crack Spread Swap October Futures	Long	10/2014	13	9	4	0
Gas Oil Crack Spread Swap September Futures	Long	09/2014	13	8	4	0
Gold 100 oz. February Futures	Long	02/2014	61	(291)	47	(9)
Hard Red Spring Wheat March Futures	Long	03/2014	250	(791)	63	0
Henry Hub Natural Gas April Futures	Short	03/2014	10,159	5,744	13,816	0
Henry Hub Natural Gas April Futures	Short	03/2015	614	115	405	0
Henry Hub Natural Gas August Futures	Long	07/2015	614	85	0	(313)
Henry Hub Natural Gas December Futures	Long	11/2014	1,815	(1,356)	0	(2,070)
Henry Hub Natural Gas March Futures	Short	02/2014	266	8	503	0
Henry Hub Natural Gas May Futures	Long	04/2014	769	100	0	(977)
Henry Hub Natural Gas May Futures	Long	04/2015	614	(103)	0	(350)
Henry Hub Natural Gas October Futures	Long	09/2014	7,841	(4,459)	0	(9,720)
Henry Hub Natural Gas October Futures	Short	09/2015	614	(44)	313	0
Henry Hub Natural Gas Swap April Futures	Short	03/2014	107	54	36	0
Henry Hub Natural Gas Swap April Futures	Long	03/2016	427	(135)	0	(11)
Henry Hub Natural Gas Swap August Futures	Short	07/2014	137	55	42	0
Henry Hub Natural Gas Swap August Futures	Long	07/2016	468	(119)	0	(13)
Henry Hub Natural Gas Swap December Futures	Short	11/2014	120	5	35	0
Henry Hub Natural Gas Swap December Futures	Long	11/2016	451	15	0	(10)
Henry Hub Natural Gas Swap February Futures	Short	01/2014	169	27	83	0
Henry Hub Natural Gas Swap February Futures	Long	01/2016	406	87	0	(39)
Henry Hub Natural Gas Swap January Futures	Long	12/2015	451	102	0	(43)
Henry Hub Natural Gas Swap July Futures	Short	06/2014	137	59	42	0
Henry Hub Natural Gas Swap July Futures	Long	06/2016	468	(123)	0	(12)
Henry Hub Natural Gas Swap June Futures	Short	05/2014	107	51	34	0
Henry Hub Natural Gas Swap June Futures	Long	05/2016	427	(123)	0	(11)
Henry Hub Natural Gas Swap March Futures	Short	02/2014	120	41	57	0
Henry Hub Natural Gas Swap March Futures	Long	02/2016	451	40	0	(39)
Henry Hub Natural Gas Swap May Futures	Short	04/2014	137	76	44	0
Henry Hub Natural Gas Swap May Futures	Long	04/2016	468	(146)	0	(12)
Henry Hub Natural Gas Swap November Futures	Short	10/2014	91	26	28	0
Henry Hub Natural Gas Swap November Futures	Long	10/2016	411	(52)	0	(10)
Henry Hub Natural Gas Swap October Futures	Short	09/2014	137	53	42	0
Henry Hub Natural Gas Swap October Futures	Long	09/2016	468	(107)	0	(13)
Henry Hub Natural Gas Swap September Futures	Short	08/2014	107	43	32	0
Henry Hub Natural Gas Swap September Futures	Long	08/2016	427	(108)	0	(12)
LLS vs. WTI Spread Calendar Swap April Futures	Long	04/2014	25	4	2	0
LLS vs. WTI Spread Calendar Swap August Futures	Long	08/2014	25	(7)	0	(4)
LLS vs. WTI Spread Calendar Swap December Futures	Long	12/2014	25	(9)	0	(4)
LLS vs. WTI Spread Calendar Swap February Futures	Long	02/2014	25	10	1	0
LLS vs. WTI Spread Calendar Swap January Futures	Long	01/2014	25	18	1	0
LLS vs. WTI Spread Calendar Swap July Futures	Long	07/2014	25	(6)	0	(4)
LLS vs. WTI Spread Calendar Swap June Futures	Long	06/2014	25	(5)	0	(3)
LLS vs. WTI Spread Calendar Swap March Futures	Long	03/2014	25	6	2	0
LLS vs. WTI Spread Calendar Swap May Futures	Long	05/2014	25	2	0	(1)
LLS vs. WTI Spread Calendar Swap November Futures	Long	11/2014	25	(9)	0	(4)
LLS vs. WTI Spread Calendar Swap October Futures	Long	10/2014	25	(8)	0	(4)
LLS vs. WTI Spread Calendar Swap September Futures	Long	09/2014	25	(7)	0	(4)
RBOB Gasoline June Futures	Long	05/2014	280	2,053	0	(71)
RBOB Gasoline March Futures	Short	02/2014	123	(391)	7	0
Soybean March Futures	Short	03/2014	1,416	2,203	1,151	0
Soybean May Futures	Long	05/2014	1,150	490	0	(862)
Soybean Meal March Futures	Short	03/2014	400	599	404	0
Sugar No. 11 May Futures	Short	04/2014	36	(1)	0	(2)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	8,450	(13,632)	0	(792)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	3,594	(3,962)	0	(1,167)
Wheat December Futures	Short	12/2014	25	168	0	(6)
Wheat July Futures	Short	07/2014	45	192	0	(9)
Wheat March Futures	Short	03/2014	250	742	0	(59)
Wheat September Futures	Long	09/2014	45	(182)	10	0
White Sugar May Futures	Long	04/2014	36	4	5	0
WTI Crude December Futures	Long	11/2014	1,698	1,931	0	(544)
WTI Crude December Futures	Short	11/2015	168	10	2	0
WTI Crude December Futures	Long	11/2017	35	(2)	0	(4)
WTI Crude January Futures	Long	01/2014	10	(19)	0	(14)
WTI Crude June Futures	Short	05/2014	1,846	(1,624)	1,015	0
WTI Crude June Futures	Short	05/2015	321	52	19	0
WTI Crude March Futures	Long	02/2015	455	(141)	0	(82)
WTI Crude September Futures	Long	08/2014	2,181	2,752	0	(938)
WTI Crude September Futures	Long	08/2015	336	(253)	0	(10)
WTI-Brent Calendar Swap April Futures	Short	04/2014	25	47	0	(6)
WTI-Brent Calendar Swap August Futures	Short	08/2014	25	18	1	0
WTI-Brent Calendar Swap December Futures	Short	12/2014	25	(3)	6	0
WTI-Brent Calendar Swap February Futures	Short	02/2014	25	48	0	(10)
WTI-Brent Calendar Swap January Futures	Short	01/2014	25	40	0	(11)
WTI-Brent Calendar Swap July Futures	Short	07/2014	25	24	0	(1)
WTI-Brent Calendar Swap June Futures	Short	06/2014	25	32	0	(2)
WTI-Brent Calendar Swap March Futures	Short	03/2014	25	50	0	(9)
WTI-Brent Calendar Swap May Futures	Short	05/2014	25	39	0	(3)
WTI-Brent Calendar Swap November Futures	Short	11/2014	25	6	5	0
WTI-Brent Calendar Swap October Futures	Short	10/2014	25	9	3	0
WTI-Brent Calendar Swap September Futures	Short	09/2014	25	14	2	0

Total Futures Contracts				$(24,782)	$20,215	$(19,734)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (5)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$16,000	$1,653	$127	$4	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	0.750%	09/17/2015		$122,600	$306	$484	$0	$(23)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		237,500	51,683	36,187	2,722	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		608,100	48,280	17,195	7,754	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	32,410,000	(3,436)	(979)	1,031	0

						$96,833	$52,887	$11,507	$(23)

Total Return Swaps on Indices

								Variation Margin (5)
Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	DJUBS Index	156,800	0.000%	06/30/2014	19,947	19,718	(230)	0	(217)

Total Swap Agreements						$118,204	$52,784	$11,511	$(240)

(4)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(g)	Securities with an aggregate market value of $67,419 and cash of $56,527 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(5)	Unsettled variation margin asset of $133 and liability of $(649) for closed futures is outstanding at period end.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014		$1,498	AUD	1,656	$0	$(20)
BPS	01/2014		2,226		2,445	0	(43)
	01/2014		165,710	EUR	120,516	84	0
	02/2014	EUR	120,516		$165,706	0	(85)
	02/2014		$1,458	JPY	150,200	0	(32)
	03/2014	MXN	283,591		$21,688	76	0
	03/2014		$929	MXN	12,141	0	(4)
BRC	01/2014	AUD	86,435		$78,942	1,779	0
	01/2014	BRL	93,456		39,894	282	0
	01/2014	NZD	5,168		4,232	0	(18)
	01/2014		$39,786	BRL	93,456	0	(173)
	01/2014		10,424	GBP	6,403	179	0
	02/2014	BRL	93,456		$39,470	175	0
	02/2014	GBP	6,403		10,422	0	(179)
	03/2014	MXN	142,708		10,877	2	0
CBK	01/2014	BRL	64,973		28,948	1,408	0
	01/2014	EUR	167,963		226,880	0	(4,186)
	01/2014		$27,736	BRL	64,973	0	(196)
	01/2014		1,736	EUR	1,280	25	0
DUB	01/2014	BRL	67,227		$29,693	1,198	0
	01/2014		$28,698	BRL	67,227	0	(203)
	01/2014	ZAR	75,920		$7,476	251	0
	02/2014		$1,104	EUR	807	6	0
FBF	01/2014	BRL	104,676		$44,684	315	0
	01/2014	EUR	164,230		222,116	0	(3,815)
	01/2014	GBP	6,403		10,369	0	(234)
	01/2014		$44,619	BRL	104,676	0	(251)
	02/2014	BRL	104,676		$44,269	257	0
GLM	03/2014		$1,072	MXN	14,081	1	0
HUS	01/2014	BRL	159,224		$69,133	1,644	0
	01/2014		$67,969	BRL	159,224	0	(480)
	02/2014	EUR	439		$603	0	(1)
	02/2014	JPY	962,541		9,693	551	0
	03/2014	MXN	438,941		33,711	261	0
JPM	01/2014	BRL	177,140		77,380	2,297	0
	01/2014		$75,806	BRL	177,140	0	(723)
	02/2014	BRL	102,519		$43,601	496	0
	02/2014		$1,500	JPY	149,900	0	(76)
MSC	01/2014	BRL	308,357		$133,211	2,510	0
	01/2014		$132,608	BRL	308,357	0	(1,906)
	02/2014	BRL	107,235		$45,547	459	0
	03/2014	MXN	612,597		46,375	0	(308)
RBC	01/2014	BRL	105,351		44,972	317	0
	01/2014		$45,400	BRL	105,351	0	(746)
	02/2014	BRL	105,351		$45,044	748	0
	02/2014		$1,694	EUR	1,231	0	(1)
SOG	01/2014	AUD	114,108		$104,186	2,319	0
	01/2014		$173,872	AUD	196,442	1,497	0
	02/2014	AUD	196,442		$173,538	0	(1,498)
UAG	01/2014	BRL	139,524		59,559	420	0
	01/2014		$59,503	BRL	139,524	0	(364)
	01/2014		561	DKK	3,135	17	0
	01/2014		304,985	EUR	223,187	2,053	0
	01/2014		4,218	NZD	5,168	32	0
	02/2014	BRL	139,524		$59,036	372	0
	02/2014	EUR	237,024		324,047	25	(2,046)
	02/2014	NZD	5,168		4,209	0	(32)
WST	01/2014	EUR	12,790		17,209	0	(386)

Total Forward Foreign Currency Contracts						$22,056	$(18,006)

Purchased Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures	$150.000	11/17/2015	$102,000	$6,326	$133

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$117,000	$5,949	$4,576

Total Purchased Options							$12,275	$4,709

Written Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC NRCAL 16 Index	$4.250	01/29/2014	$186,000	$(121)	$(46)
MAC	Put - OTC Soybean No. 2 March Futures	1,100.000	02/21/2014	435	(37)	0
MYC	Call - OTC Brent Crude December Futures	160.000	11/10/2015	102,000	(6,426)	(245)
	Call - OTC Cotton No. 2 May Futures	110.000	04/11/2014	17,300	(18)	(12)

					$(6,602)	$(303)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	$491,500	$(5,898)	$(524)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014	159,200	(193)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014	159,200	(670)	(1,220)
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	850,900	(5,104)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014	673,500	(7,153)	(358)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014	182,100	(665)	(11)

							$(19,683)	$(2,123)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	0.000	03/04/2014	$710	$(603)	$(3)
	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	0.000	10/01/2014	160	(82)	(24)
	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	0.000	10/02/2014	250	(130)	(38)
GST	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	(3.000)	03/03/2014	1,800	(1,512)	(31)

					$(2,327)	$(96)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (6)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA Index	218.803	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	02/11/2021	$85,000	$(863)	$(97)
	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	18,900	(163)	(97)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	325,100	(2,907)	(342)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	33,400	(431)	(34)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	36,600	(274)	(28)
RYL	Floor - OTC YOY CPURNSA Index	217.965	Maximum of [-1.000% - (Final Index/Initial Index - 1)] or 0	09/28/2015	9,100	(211)	(5)

						$(4,849)	$(603)

Total Written Options						$(33,461)	$(3,125)

(6)	YOY options may have a series of expirations.

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	GOCO CAL14 Index	$17.450	12/31/2014	30,900	$0	$32	$32	$0
	Pay	GOCO CAL14 Index	17.760	12/31/2014	82,500	0	111	111	0
	Pay	GOCO CAL14 Index	17.880	12/31/2014	82,800	0	121	121	0
	Pay	HSFOCO CAL14 Index	10.750	12/31/2014	82,500	0	490	490	0
	Pay	HSFOCO CAL14 Index	10.450	12/31/2014	30,900	0	193	193	0
	Pay	HSFOCO CAL14 Index	10.100	12/31/2014	82,800	0	546	546	0
	Pay	JETNWE 1Q14 Index	972.000	03/31/2014	7,050	0	(309)	0	(309)
	Receive	LLSBRT CAL14 Index	10.200	12/31/2014	300,000	0	340	340	0
	Receive	ULSDNWE 1Q14 Index	913.500	03/31/2014	7,500	0	318	318	0
DUB	Receive	GOCO CAL14 Index	17.000	12/31/2014	38,844	0	(23)	0	(23)
	Pay	GOCO CAL14 Index	16.970	12/31/2014	75,000	0	42	42	0
	Pay	GOCO CAL14 Index	17.180	12/31/2014	90,000	0	69	69	0
	Receive	HSFOCO CAL14 Index	13.650	12/31/2014	38,844	0	(118)	0	(118)
	Pay	HSFOCO CAL14 Index	9.880	12/31/2014	90,000	0	613	613	0
	Pay	HSFOCO CAL14 Index	9.570	12/31/2014	75,000	0	534	534	0
	Receive	LLSBRT CAL14 Index	7.300	12/31/2014	300,000	0	(529)	0	(529)
	Receive	NGCAL19 Index	7.200	12/31/2019	2,042,000	0	(5,348)	0	(5,348)
	Pay	Wheat December Futures	7.110	11/21/2014	265,000	0	186	186	0
	Pay	Wheat July Futures	6.965	06/20/2014	175,000	0	139	139	0
	Receive	Wheat March Futures	7.145	02/19/2015	440,000	0	(288)	0	(288)
FBF	Pay	JETNWE CAL14 Index	965.000	12/31/2014	16,920	0	(637)	0	(637)
	Receive	ULSDNWE CAL14 Index	906.000	12/31/2014	18,000	0	743	743	0
GST	Pay	GOCO CAL14 Index	17.100	12/31/2014	114,000	0	78	78	0
	Pay	GOCO CAL14 Index	17.700	12/31/2014	75,600	0	97	97	0
	Pay	HSFOCO CAL14 Index	10.100	12/31/2014	75,600	0	499	499	0
	Pay	HSFOCO CAL14 Index	9.900	12/31/2014	114,000	0	775	775	0
	Receive	LLSBRT CAL14 Index	10.250	12/31/2014	264,000	0	312	312	0
JPM	Receive	LLSBRT CAL14 Index	7.100	12/31/2014	84,000	0	(165)	0	(165)
MYC	Receive	GOCO CAL14 Index	16.920	12/31/2014	77,256	0	(39)	0	(39)
	Pay	GOCO CAL14 Index	17.350	12/31/2014	30,900	0	29	29	0
	Pay	GOCO CAL14 Index	17.900	12/31/2014	122,400	0	182	182	0
	Receive	HSFOCO CAL14 Index	13.650	12/31/2014	77,256	0	(236)	0	(236)
	Pay	HSFOCO CAL14 Index	10.900	12/31/2014	122,400	0	709	709	0
	Pay	HSFOCO CAL14 Index	10.350	12/31/2014	30,900	0	196	196	0

						$0	$(338)	$7,354	$(7,692)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	D.R. Horton, Inc.	(1.000%)	03/20/2016	0.502%	$5,000	$261	$(318)	$0	$(57)
	Lennar Corp.	(5.000%)	06/20/2015	0.480%	3,000	(92)	(113)	0	(205)
BRC	Intesa Sanpaolo SpA	(3.000%)	03/20/2014	0.108%	29,000	1,401	(1,616)	0	(215)
	New York Times Co.	(1.000%)	03/20/2015	0.141%	1,000	58	(69)	0	(11)
	Tate & Lyle International Finance PLC	(1.150%)	06/20/2016	0.260%	3,500	0	(79)	0	(79)
DUB	Lennar Corp.	(5.000%)	09/20/2014	0.265%	1,200	(40)	(3)	0	(43)
JPM	Intesa Sanpaolo SpA	(3.000%)	03/20/2014	0.108%	100	5	(6)	0	(1)
SOG	Royal Bank of Scotland Group PLC	(3.000%)	03/20/2015	0.339%	1,000	(2)	(32)	0	(34)
UAG	Royal Bank of Scotland Group PLC	(1.000%)	12/20/2016	1.003%	800	65	(66)	0	(1)

						$1,656	$(2,302)	$0	$(646)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Bank PLC	1.000%	12/20/2018	0.610%	EUR	5,500	$77	$69	$146	$0
HUS	Brazil Government International Bond	1.000%	06/20/2020	2.130%		$3,850	(112)	(140)	0	(252)
JPM	HSBC Bank PLC	1.000%	12/20/2018	0.610%	EUR	4,600	67	55	122	0

							$32	$(16)	$268	$(252)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	37,900	$(251)	$1,348	$1,097	$0
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		27,800	64	1,609	1,673	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		50,500	(335)	1,796	1,461	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		28,300	(279)	2,186	1,907	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		90,000	0	2,973	2,973	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$47,800	290	(1,266)	0	(976)
BRC	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023	EUR	41,800	540	841	1,381	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	28,600	35	(256)	0	(221)
	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016		$78,400	0	(367)	0	(367)
	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		36,300	(24)	(95)	0	(119)
CBK	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	14,900	233	664	897	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		22,800	32	628	660	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		3,400	42	6	48	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		12,000	152	244	396	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$71,500	546	(2,007)	0	(1,461)
DUB	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	30,800	561	1,293	1,854	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		33,100	74	884	958	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		3,500	43	7	50	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		12,100	152	248	400	0
	Pay	1-Year BRL-CDI	8.485%	01/02/2015	BRL	235,100	(18)	(1,601)	0	(1,619)
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017		$18,700	0	(464)	0	(464)
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	13,400	21	786	807	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		14,700	107	101	208	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	62,300	75	(557)	0	(482)
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	47,800	388	2,489	2,877	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	81,300	(18)	(612)	0	(630)
	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016		$91,100	(135)	(101)	0	(236)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		72,600	63	(1,931)	0	(1,868)
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		20,900	41	(149)	0	(108)
	Receive	3-Month USD-CPURNSA Index	2.205%	10/11/2018		40,400	0	(264)	0	(264)
HUS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	213,400	(73)	(1,579)	0	(1,652)
JPM	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	15,000	(144)	1,155	1,011	0
	Pay	1-Year BRL-CDI	7.900%	01/02/2015	BRL	30,200	(108)	(187)	0	(295)
	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016		$58,000	0	(174)	0	(174)
MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	13,500	149	41	190	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	112,600	(52)	(820)	0	(872)
RYL	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	14,500	(139)	1,116	977	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		3,900	40	15	55	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		$18,300	65	(507)	0	(442)
SOG	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	18,400	(157)	1,398	1,241	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		6,900	89	8	97	0
UAG	Pay	1-Year BRL-CDI	8.260%	01/02/2015	BRL	99,400	114	(704)	0	(590)
	Pay	1-Year BRL-CDI	10.410%	01/02/2015		60,100	36	10	46	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		239,800	280	(2,137)	0	(1,857)

							$2,499	$6,068	$23,264	$(14,697)

Total Return Swaps on Indices (Commodities & Equities)

								Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DJUBSTR Index	4,314,148	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	$1,097,351	$(5,159)	$0	$(5,159)
	Receive	ENHGD84T Index	1,937,787	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	444,913	(2,094)	0	(2,094)
BPS	Receive	DJUBSTR Index	801,750	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	203,934	(958)	0	(958)
CBK	Receive	CVICSTR3 Index	2,759,339	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	755,808	(3,768)	0	(3,768)
	Receive	DJUBSF3T Index	506,339	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	280,439	(918)	0	(918)
	Receive	DJUBSTR Index	1,130,552	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	287,568	(1,351)	0	(1,351)
CIB	Receive	DJUBSTR Index	880,286	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	223,910	(1,053)	0	(1,053)
DUB	Receive	DBLCF27U Index	3,590,487	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	912,391	(4,599)	0	(4,599)
	Receive	DJUBSTR Index	7,625,965	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	1,939,748	(9,128)	0	(9,128)
FBF	Pay	DJUBSHG Index	132,893	0.000%	02/18/2014	45,098	(908)	0	(908)
	Receive	DJUBSTR Index	1,093,064	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	278,033	(1,308)	0	(1,308)
	Receive	SPGCICP Index	70,833	0.000%	02/18/2014	45,298	461	461	0
GLM	Receive	DJUBSTR Index	968,987	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	246,473	(1,159)	0	(1,159)
	Receive	ENHGD84T Index	5,187,355	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	1,691,680	(7,955)	0	(7,955)
JPM	Pay	DJUBLC3T Index	183,260	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	45,142	(156)	0	(156)
	Pay	DJUBSLH3 Index	243,186	0.000%	02/18/2014	38,961	(453)	0	(453)
	Pay	DJUBSTR Index	22,070	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	142,943	902	902	0
	Receive	JMABNIC0 Index	136,523	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	95,880	(353)	0	(353)
	Receive	JMABNICP Index	390,957	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	266,780	(553)	0	(553)
	Receive	JMC1DLH5 Index	193,071	0.000%	02/18/2014	40,851	375	375	0
	Receive	JMCU305E Index	405,366	0.000%	02/18/2014	52,138	51	51	0
	Receive	JMCU3A3T Index	378,595	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	142,849	(472)	0	(472)
MAC	Receive	DJUBSTR Index	1,384,184	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	352,082	(1,656)	0	(1,656)
MYC	Receive	MOTT3001 Index	6,056,781	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	1,664,921	(7,837)	0	(7,837)
	Receive	MOTT3002 Index	8,173,613	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	2,225,747	(11,067)	0	(11,067)
SOG	Receive	DJUBSF3T Index	690,948	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	382,685	(1,251)	0	(1,251)
	Receive	DJUBSTR Index	1,877,190	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	477,484	(2,245)	0	(2,245)

							$(64,612)	$1,789	$(66,401)

(5)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	Natural Gas February Futures	18.706%	01/28/2014	$695	$0	$28	$28	$0
DUB	Receive	Copper March Futures	4.840%	03/04/2014	7,364	0	(207)	0	(207)
	Receive	Copper March Futures	5.063%	03/04/2014	5,300	0	(156)	0	(156)
	Pay	Primary Aluminum March Futures	3.803%	03/04/2014	8,305	0	144	144	0
	Pay	Primary Aluminum March Futures	4.000%	03/04/2014	6,000	0	112	112	0
GST	Pay	Brent Crude February Futures	3.028%	01/13/2014	3,740	0	45	45	0
	Pay	GOLDLNPM Index	5.881%	01/09/2014	9,560	0	222	222	0
	Pay	GOLDLNPM Index	5.176%	08/06/2014	18,120	0	123	123	0
	Pay	GOLDLNPM Index	6.126%	11/25/2015	4,400	0	(20)	0	(20)
	Pay	PLTMLNPM Index	4.840%	01/24/2014	3,480	0	73	73	0
	Pay	S&P 500 Index	4.020%	10/17/2014	28,010	0	126	126	0
	Receive	SLVRLND Index	10.890%	11/25/2015	3,300	0	39	39	0
	Receive	WTI Crude February Futures	2.890%	01/15/2014	3,820	0	(32)	0	(32)
JPM	Pay	GOLDLNPM Index	7.563%	09/30/2014	18,480	0	525	525	0
MYC	Pay	GOLDLNPM Index	4.796%	06/04/2014	3,626	0	4	4	0
	Pay	GOLDLNPM Index	4.840%	06/04/2014	13,645	0	23	23	0
	Pay	GOLDLNPM Index	5.406%	04/21/2016	28,880	0	(389)	0	(389)
	Pay	Natural Gas February Futures	15.210%	01/28/2014	762	0	4	4	0
	Pay	Natural Gas February Futures	18.276%	01/28/2014	695	0	25	25	0
	Pay	Natural Gas March Futures	15.603%	02/25/2014	2,300	0	48	48	0
	Receive	SLVRLND Index	9.151%	04/21/2016	22,200	0	527	527	0
SOG	Pay	Natural Gas February Futures	18.404%	01/28/2014	1,543	0	80	80	0

						$0	$1,344	$2,148	$(804)

Total Swap Agreements						$4,187	$(59,856)	$34,823	$(90,492)

(i)	Securities with an aggregate market value of $16,483 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$18,183	$0	$18,183
Corporate Bonds & Notes Banking & Finance	0	314,590	0	314,590
Industrials	0	35,117	3,465	38,582
Utilities	0	41,832	0	41,832
U.S. Government Agencies	0	28,331	53,801	82,132
U.S. Treasury Obligations	0	13,573,487	0	13,573,487
Mortgage-Backed Securities	0	491,211	804	492,015
Asset-Backed Securities	0	132,807	149	132,956
Sovereign Issues	0	1,067,656	0	1,067,656
Preferred Securities
Banking & Finance	13,370	7,441	0	20,811
Short-Term Instruments
Repurchase Agreements	0	179,048	0	179,048
U.S. Treasury Bills	0	113,848	0	113,848
	$13,370	$16,003,551	$58,219	$16,075,140

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$957,437	$0	$0	$957,437

Total Investments	$970,807	$16,003,551	$58,219	$17,032,577

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,089)	$0	$(3,089)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$20,215	$11,511	$0	$31,726
Over the counter	0	61,588	0	61,588
	$20,215	$73,099	$0	$93,314

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(21,781)	$(240)	$0	$(22,021)
Over the counter	0	(110,878)	(745)	(111,623)

	$(21,781)	$(111,118)	$(745)	$(133,644)

Totals	$969,241	$15,962,443	$57,474	$16,989,158

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$10,785	$0	$(10,522)	$6	$28	$(297)	$0	$0	$0	$0
Corporate Bonds & Notes Industrials	3,789	0	(229)	0	0	(95)	0	0	3,465	(61)
U.S. Government Agencies	58,489	0	(4,900)	0	0	212	0	0	53,801	232
Mortgage-Backed Securities	9,204	0	0	(3)	0	(523)	804	(8,678)	804	0
Asset-Backed Securities	3,747	0	(2,878)	2	24	4	0	(750)	149	(3)

	$86,014	$0	$(18,529)	$5	$52	$(699)	$804	$(9,428)	$58,219	$168
Financial Derivative Instruments – Liabilities
Over the counter	$(82,343)	$0	$(332)	$0	$0	$81,930	$0	$0	$(745)	$3,225

Totals	$3,671	$0	$(18,861)	$5	$52	$81,231	$804	$(9,428)	$57,474	$3,393

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$3,465	Third Party Vendor	Broker Quote	112.75
U.S. Government Agencies	53,801	Third Party Vendor	Broker Quote	100.54 - 101.04
Mortgage-Backed Securities	804	Third Party Vendor	Broker Quote	86.00
Asset-Backed Securities	149	Benchmark Pricing	Base Price	100.00
Financial Derivative Instruments - Liabilities
Over the counter	(745)	Indicative Market Quotation	Broker Quote	0.03 - 14.99

Total	$57,474

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Convertible Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.4%
CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.4%
AGFC Capital Trust
6.000% due 01/15/2067	$1,000	$845

Total Corporate Bonds & Notes (Cost $425)		845

CONVERTIBLE BONDS & NOTES 61.2%
BANKING & FINANCE 2.7%
Air Lease Corp.
3.875% due 12/01/2018	400	539
Annaly Capital Management, Inc.
4.000% due 02/15/2015	1,200	1,262
5.000% due 05/15/2015	1,000	1,013
Boston Properties LP
3.625% due 02/15/2014	660	663
Health Care REIT, Inc.
3.000% due 12/01/2029	500	559
Starwood Property Trust, Inc.
4.000% due 01/15/2019	1,000	1,111

		5,147

INDUSTRIALS 56.7%
Alcoa, Inc.
5.250% due 03/15/2014	500	829
Alpha Natural Resources, Inc.
2.375% due 04/15/2015 (f)	1,230	1,229
Archer-Daniels-Midland Co.
0.875% due 02/15/2014	1,000	1,059
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017	300	1,044
Cadence Design Systems, Inc.
2.625% due 06/01/2015	300	564
Chesapeake Energy Corp.
2.500% due 05/15/2037 (e)	3,620	3,692
2.750% due 11/15/2035	1,500	1,576
Ciena Corp.
3.750% due 10/15/2018	500	723
4.000% due 03/15/2015	1,000	1,302
Cobalt International Energy, Inc.
2.625% due 12/01/2019	1,800	1,594
Concur Technologies, Inc.
0.500% due 06/15/2018	1,000	1,163
Cubist Pharmaceuticals, Inc.
1.875% due 09/01/2020	2,000	2,291
D.R. Horton, Inc.
2.000% due 05/15/2014	500	864
Electronic Arts, Inc.
0.750% due 07/15/2016	600	641
Endo Health Solutions, Inc.
1.750% due 04/15/2015	350	812
Ford Motor Co.
4.250% due 11/15/2016	600	1,110
Gilead Sciences, Inc.
1.625% due 05/01/2016	2,410	7,953
Hologic, Inc.
2.000% due 12/15/2037	900	1,051
2.000% due 03/01/2042	500	512
Illumina, Inc.
0.250% due 03/15/2016	1,000	1,392
Incyte Corp. Ltd.
4.750% due 10/01/2015	200	1,153
Intel Corp.
2.950% due 12/15/2035	1,900	2,133
3.250% due 08/01/2039	2,000	2,723
International Game Technology
3.250% due 05/01/2014	1,300	1,380
Jarden Corp.
1.875% due 09/15/2018	1,200	1,701
JDS Uniphase Corp.
0.625% due 08/15/2033	600	603

Leap Wireless International, Inc.
4.500% due 07/15/2014	1,920	1,954
Lennar Corp.
3.250% due 11/15/2021	400	720
Level 3 Communications, Inc.
7.000% due 03/15/2015	800	1,094
Liberty Interactive LLC
3.500% due 01/15/2031	1,500	801
3.750% due 02/15/2030	5,723	3,398
4.000% due 11/15/2029	1,874	1,180
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	859	938
Linear Technology Corp.
3.000% due 05/01/2027	800	914
Mentor Graphics Corp.
4.000% due 04/01/2031	500	667
Meritor, Inc.
7.875% due 03/01/2026	400	576
MGM Resorts International
4.250% due 04/15/2015	1,300	1,791
Microchip Technology, Inc.
2.125% due 12/15/2037	1,000	1,741
Micron Technology, Inc.
1.500% due 08/01/2031	2,200	5,252
Molina Healthcare, Inc.
1.125% due 01/15/2020	1,300	1,373
Molycorp, Inc.
3.250% due 06/15/2016	950	670
Mylan, Inc.
3.750% due 09/15/2015	500	1,642
Newmont Mining Corp.
1.250% due 07/15/2014	1,000	1,002
Novellus Systems, Inc.
2.625% due 05/15/2041	800	1,341
Omnicare, Inc.
3.750% due 12/15/2025	500	1,151
3.750% due 04/01/2042	800	1,212
PHH Corp.
6.000% due 06/15/2017	1,997	4,139
priceline.com, Inc.
0.350% due 06/15/2020	2,500	2,861
1.000% due 03/15/2018	1,000	1,384
Rovi Corp.
2.625% due 02/15/2040	750	759
Salesforce.com, Inc.
0.250% due 04/01/2018	3,000	3,264
Salix Pharmaceuticals Ltd.
1.500% due 03/15/2019	1,600	2,393
SanDisk Corp.
0.500% due 10/15/2020	2,000	1,990
1.500% due 08/15/2017	900	1,331
SBA Communications Corp.
4.000% due 10/01/2014	575	1,705
SunPower Corp.
4.500% due 03/15/2015	200	281
Teva Pharmaceutical Finance Co. LLC
0.250% due 02/01/2026	1,000	1,067
Trinity Industries, Inc.
3.875% due 06/01/2036	610	806
United Airlines, Inc.
4.500% due 01/15/2015	800	1,638
VeriSign, Inc.
3.250% due 08/15/2037	1,000	1,809
Vishay Intertechnology, Inc.
2.250% due 06/01/2042	1,200	1,457
Walter Investment Management Corp.
4.500% due 11/01/2019	1,850	1,857
WebMD Health Corp.
2.500% due 01/31/2018	600	593
WellPoint, Inc.
2.750% due 10/15/2042	1,400	1,902
Wright Medical Group, Inc.
2.000% due 08/15/2017	1,000	1,338
Xilinx, Inc.
2.625% due 06/15/2017	1,500	2,400
XPO Logistics, Inc.
4.500% due 10/01/2017	100	168
Yahoo!, Inc.
0.000% due 12/01/2018	2,000	2,076

		107,729

UTILITIES 1.8%
CenterPoint Energy, Inc.
3.719% due 09/15/2029	55	2,922

Covanta Holding Corp.
3.250% due 06/01/2014	500	587

		3,509

Total Convertible Bonds & Notes (Cost $97,155)		116,385

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois Finance Authority Revenue Notes, Series 2007
9.000% due 03/01/2014 ^	320	109

Total Municipal Bonds & Notes (Cost $320)		109

U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Notes
0.250% due 01/15/2015 (i)	16,300	16,315

Total U.S. Treasury Obligations (Cost $16,313)		16,315

ASSET-BACKED SECURITIES 0.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.215% due 12/25/2033	112	108

Total Asset-Backed Securities (Cost $92)		108

	SHARES
COMMON STOCKS 0.9%
CONSUMER DISCRETIONARY 0.2%
General Motors Co. (a)	1,489	61
Motors Liquidation Co. GUC Trust (a)	7,041	226

		287

INDUSTRIALS 0.2%
Swift Transportation Co. (a)	17,068	379

MATERIALS 0.5%
Barrick Gold Corp. (e)	54,496	961

Total Common Stocks (Cost $1,230)		1,627

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
General Motors Co. - Exp. 07/10/2016	1,354	42
General Motors Co. - Exp. 07/10/2019	1,354	32

Total Warrants (Cost $0)		74

CONVERTIBLE PREFERRED SECURITIES 19.3%
BANKING & FINANCE 9.7%
Bank of America Corp.
7.250% due 12/31/2049 (c)	7,148	7,584
Health Care REIT, Inc.
6.500% due 12/31/2049 (c)	12,000	615
MetLife, Inc.
5.000% due 03/26/2014	40,000	1,262
Wells Fargo & Co.
7.500% due 12/31/2049 (c)	7,509	8,297
Weyerhaeuser Co.
6.375% due 07/01/2016	13,000	729

		18,487

INDUSTRIALS 3.2%
Crown Castle International Corp.
4.500% due 11/01/2016	30,000	3,001
HealthSouth Corp.
6.500% due 12/31/2049 (c)	350	436
Motors Liquidation Co.
5.250% due 03/06/2032 (a)	400,000	0
SandRidge Energy, Inc.
7.000% due 12/31/2049 (c)	3,000	298
Stanley Black & Decker, Inc.
4.750% due 11/17/2015	6,000	745

United Technologies Corp.
7.500% due 08/01/2015	25,000	1,637

		6,117

UTILITIES 6.4%
AES Trust
6.750% due 10/15/2029	53,870	2,703
Dominion Resources, Inc.
6.125% due 04/01/2016	80,000	4,330
NextEra Energy, Inc.
5.599% due 06/01/2015	20,000	1,150
5.799% due 09/01/2016	25,000	1,254
PPL Corp.
8.750% due 05/01/2014	50,000	2,644

		12,081

Total Convertible Preferred Securities (Cost $35,634)		36,685

PREFERRED SECURITIES 1.8%
BANKING & FINANCE 1.7%
Ally Financial, Inc.
8.500% due 05/15/2016 (c)	121,000	3,249

INDUSTRIALS 0.1%
Stanley Black & Decker, Inc.
4.750% due 11/17/2015 (a)	2,000	206

Total Preferred Securities (Cost $3,431)		3,455

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.0%
REPURCHASE AGREEMENTS (d) 1.6%		3,097

SHORT-TERM NOTES 2.2%
Freddie Mac
0.124% due 07/01/2014	$4,100	4,098

U.S. TREASURY BILLS 0.2%
0.103% due 01/09/2014 - 12/11/2014 (b)(i)	464	464

Total Short-Term Instruments (Cost $7,659)		7,659

Total Investments in Securities (Cost $162,259)		183,262

Total Investments 96.4% (Cost $162,259)		$183,262
Financial Derivative Instruments (g)(h) (0.1%) (Cost or Premiums, net $1,118)		(257)
Other Assets and Liabilities, net 3.7%		7,151

Net Assets 100.0%		$190,156

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.050%	12/31/2013	01/02/2014	$1,900	Freddie Mac 2.255% due 12/05/2022	$(1,950)	$1,900	$1,900
SSB	0.000%	12/31/2013	01/02/2014	1,197	Freddie Mac 2.080% due 10/17/2022	(1,222)	1,197	1,197

Total Repurchase Agreements						$(3,172)	$3,097	$3,097

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	(5.000%)	11/05/2013	08/09/2015	$(510)	$(506)

Total Reverse Repurchase Agreements					$(506)

(2)	As of December 31, 2013, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2013 was $7,893 at a weighted average interest rate of (0.207%).

(e)	Securities with an aggregate market value of $2,703 and cash of $576 have been pledged as collateral as of December 31, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Short Sales:

Description	Shares	Proceeds	Payable for Short Sales
Nu Skin Enterprises, Inc. ‘A’	4,900	$(551)	$(677)

Total Short Sales		$(551)	$(677)

(f)	Securities with an aggregate market value of $555 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: exchange-traded or centrally cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,800.000	01/18/2014	44	$123	$247
Put - CBOE S&P 500 Index	1,800.000	01/18/2014	44	130	23
Call - CBOE S&P 500 Index	1,835.000	01/18/2014	55	88	150

				$341	$420

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Nuance Communications, Inc.	$13.000	04/19/2014	1,538	$86	$85

Total Purchased Options				$427	$505

Written options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Ford Motor Co.	15.000	03/22/2014	1,200	$(37)	$(64)
Call - CBOE Ford Motor Co.	18.000	03/22/2014	1,200	(45)	(9)
Put - CBOE Iron Mountain, Inc.	25.000	01/18/2014	200	(17)	(5)
Put - CBOE Iron Mountain, Inc.	27.500	01/18/2014	1,131	(155)	(65)

				$(254)	$(143)

Total Written Options				$(254)	$(143)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2014	501	$1,051	$148	$0
Russell 2000 Mini Index March Futures	Short	03/2014	64	(314)	0	(31)

Total Futures Contracts				$737	$148	$(31)

Swap Agreements:

Interest Rate Swaps

							Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	3.000%	06/20/2023	$ 48,000	$(3,058)	$(235)	$0	$(174)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	5,500	437	189	70	0

					$(2,621)	$(46)	$70	$(174)

Total Swap Agreements					$(2,621)	$(46)	$70	$(174)

Cash of $2,633 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(1)	Unsettled variation margin liability of $(163) for closed swap agreements is outstanding at period end.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation /(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	604		$818	$0	$(14)
CBK	01/2014		$282	AUD	309	0	(6)
	01/2014		832	EUR	604	0	(1)
	02/2014	EUR	604		$832	1	0
JPM	04/2014	CNY	32,588		5,132	0	(200)
	04/2014		$5,301	CNY	32,588	31	0
MSC	01/2014	BRL	468		$200	2	0
	01/2014		$198	BRL	468	0	0
	02/2014		199		468	0	(2)

Total Forward Foreign Currency Contracts						$34	$(223)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	03/03/2014	$127,000	$494	$21
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200%	01/03/2014	5,600	20	0
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	03/03/2014	237,200	688	40

							$1,202	$61

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MSX	Call - OTC USD versus CNY	CNY	6.325	02/25/2014	$ 12,000	$35	$1

Total Purchased Options						$1,237	$62

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.900%	01/27/2014	GBP	15,000	$(158)	$(336)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-21 5-Year Index	Sell	1.000%	06/18/2014	$50,000	$(90)	$(59)
JPM	Put - OTC CDX.IG-21 5-Year Index	Sell	1.000%	06/18/2014	26,200	(57)	(31)

						$(147)	$(90)

Total Written Options						$(305)	$(426)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Newmont Mining Corp.	(1.000%)	06/20/2017	1.456%	$5,000	$57	$18	$75	$0
MYC	Hewlett-Packard Co.	(1.000%)	12/20/2018	0.914%	700	24	(27)	0	(3)

						$81	$(9)	$75	$(3)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
CBK	HCA, Inc.	2.400%	06/20/2014	0.366%	$400	$0	$4	$4	$0
GST	Valeant Pharmaceuticals International	5.000%	06/20/2016	1.090%	900	(14)	102	88	0

						$(14)	$106	$92	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	10,000	$(20)	$(57)	$0	$(77)
GLM	Receive	1-Year BRL-CDI	10.890%	01/02/2015		17,900	(7)	(22)	0	(29)
	Receive	1-Year BRL-CDI	10.410%	01/02/2015		41,100	68	(100)	0	(32)
	Pay	1-Year BRL-CDI	11.320%	01/04/2016		46,300	(101)	123	22	0
	Pay	1-Year BRL-CDI	11.757%	01/04/2016		20,200	6	30	36	0

							$(54)	$(26)	$58	$(138)

Total Swap Agreements							$13	$71	$225	$(141)

(i)	Securities with an aggregate market value of $801 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$845	$0	$845
Convertible Bonds & Notes
Banking & Finance	0	5,147	0	5,147
Industrials	0	102,477	5,252	107,729
Utilities	0	3,509	0	3,509
Municipal Bonds & Notes
Illinois	0	109	0	109
U.S. Treasury Obligations	0	16,315	0	16,315
Asset-Backed Securities	0	108	0	108
Common Stocks
Consumer Discretionary	287	0	0	287
Industrials	379	0	0	379
Materials	961	0	0	961
Warrants
Consumer Discretionary	74	0	0	74
Convertible Preferred Securities
Banking & Finance	18,487	0	0	18,487
Industrials	5,383	734	0	6,117
Utilities	12,081	0	0	12,081
Preferred Securities
Banking & Finance	3,249	0	0	3,249
Industrials	206	0	0	206
Short-Term Instruments
Repurchase Agreements	0	3,097	0	3,097
Short-Term Notes	0	4,098	0	4,098
U.S. Treasury Bills	0	464	0	464

Total Investments	$41,107	$136,903	$5,252	$183,262

Short Sales, at Value - Liabilities
Common Stocks	$(677)	$0	$0	$(677)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	148	575	0	723
Over the counter	0	233	88	321
	$148	$808	$88	$1,044

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31)	(317)	0	(348)
Over the counter	0	(790)	0	(790)
	$(31)	$(1,107)	$0	$(1,138)

Totals	$40,547	$136,604	$5,340	$182,491

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Convertible Bonds & Notes
Industrials	$0	$0	$0	$0	$0	$0	$5,252	$0	$5,252	$0

	$0	$0	$0	$0	$0	$0	$5,252	$0	$5,252	$0
Financial Derivative Instruments - Assets
Over the counter	$76	$0	$0	$0	$0	$12	$0	$0	$88	$12

Totals	$76	$0	$0	$0	$0	$12	$5,252	$0	$5,340	$12

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Convertible Bonds & Notes
Industrials	$5,252	Benchmark Pricing	Base Price	238.94
Financial Derivative Instruments - Assets
Over the counter	88	Indicative Market Quotation	Broker Quote	9.53

Total	$5,340

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Credit Absolute Return Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 70.5%
BANK LOAN OBLIGATIONS 8.5%
AABS Ltd.
4.875% due 01/10/2038		$2,451	$2,426
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018		1,982	2,007
Alliance Boots Holdings Limited
3.242% due 07/09/2015	EUR	10,100	13,914
3.971% due 07/10/2017	GBP	6,900	11,428
Ancestry.com Inc.
4.250% due 05/15/2018		$2,050	2,056
5.250% due 12/28/2018		1,836	1,846
Aptalis Pharma, Inc.
6.000% due 10/02/2020		14,364	14,633
Arch Coal Inc.
6.250% due 05/16/2018		9,712	9,598
Ardagh Packaging Finance PLC
4.250% due 12/17/2019		1,100	1,108
Ardent Medical Services, Inc.
6.750% due 07/02/2018		1,980	1,991
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		749	751
BMC Software Finance, Inc.
5.000% due 09/10/2020		9,800	9,865
Calpine Construction Finance Co. LP
3.000% due 05/03/2020		1,990	1,978
CityCenter Holdings LLC
5.000% due 10/16/2020		12,100	12,300
Clear Channel Communications, Inc.
3.819% due 01/29/2016		1,500	1,457
CPG International, Inc.
4.750% due 09/30/2020		9,775	9,836
Darling International, Inc.
3.250% due 12/19/2020		2,200	2,222
7.250% due 04/09/2014		9,000	8,971
Del Monte Foods Co.
4.000% due 03/08/2018		934	938
Dell, Inc.
3.750% due 10/29/2018		9,600	9,633
4.500% due 04/29/2020		4,300	4,316
FMG Resources Pty. Ltd.
4.250% due 06/30/2019		724	735
Gardner Denver, Inc.
4.250% due 07/30/2020		8,317	8,343
Getty Images, Inc.
4.750% due 10/18/2019		5,714	5,344
H.J. Heinz Co.
3.500% due 06/05/2020		3,084	3,111
HD Supply, Inc.
4.500% due 10/12/2017		1,575	1,591
Health Management Associates, Inc.
3.500% due 11/18/2018		967	969
IMS Health, Inc.
3.750% due 09/01/2017		568	571
Ion Media Networks, Inc.
5.000% due 12/18/2020		2,300	2,317
Las Vegas Sands LLC
3.250% due 12/19/2020		13,263	13,265
Maxim Crane Works LP
10.250% due 11/26/2018		9,700	9,761
MGM Resorts International
3.500% due 12/20/2019		7,183	7,188
NGPL PipeCo LLC
6.750% due 09/15/2017		2,806	2,625
Pharmaceutical Product Development LLC
4.000% due 12/05/2018		2,277	2,297
Pinnacle Entertainment, Inc.
3.750% due 08/15/2016		283	285
3.750% due 08/14/2020		2,488	2,503
PRA Holdings, Inc.
5.000% due 09/23/2020		5,885	5,913
Regent Seven Seas Cruises, Inc.
4.750% due 12/21/2018		4,294	4,353
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018		2,797	2,825
RPI Finance Trust
3.250% due 11/09/2016		294	295

Sprouts Farmers Markets Holdings LLC
4.000% due 04/23/2020		452	454
Univision Communications, Inc.
4.000% due 03/01/2020		2,586	2,599
Valeant Pharmaceuticals International, Inc.
3.750% due 02/13/2019		3,266	3,293
3.750% due 12/11/2019		1,975	1,992
Walter Energy, Inc.
6.750% due 04/01/2018		2,532	2,489
WMG Acquisition Corp.
3.750% due 07/01/2020		1,417	1,421

Total Bank Loan Obligations (Cost $205,280)			209,813

CORPORATE BONDS & NOTES 21.8%
BANKING & FINANCE 4.9%
Ally Financial, Inc.
2.750% due 01/30/2017		17,000	17,106
Aviation Loan Trust
2.356% due 12/15/2022		3,546	3,296
Banque PSA Finance S.A.
2.146% due 04/04/2014		2,200	2,199
5.750% due 04/04/2021		5,000	5,030
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		9,750	10,359
Cantor Fitzgerald LP
6.375% due 06/26/2015		1,000	1,038
CIT Group, Inc.
5.250% due 04/01/2014		1,400	1,418
Denali Borrower LLC
5.625% due 10/15/2020		6,000	5,963
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	700	1,010
7.625% due 09/15/2014		200	286
GCS Holdco Finance S.A.
6.500% due 11/15/2018		700	996
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$570	581
Jefferies Finance LLC
7.375% due 04/01/2020		13,050	13,637
Jefferies LoanCore LLC
6.875% due 06/01/2020		2,000	1,990
Piper Jaffray Cos.
4.747% due 11/30/2015		500	503
RPG Byty s.r.o.
6.750% due 05/01/2020	EUR	1,200	1,680
SLM Corp.
8.450% due 06/15/2018		$11,750	13,733
Sophia Holding Finance LP
9.625% due 12/01/2018		1,150	1,190
Springleaf Finance Corp.
6.900% due 12/15/2017		32,825	36,042
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	450	752
Wachovia Capital Trust
5.570% due 01/31/2014 (b)		$1,180	1,086

			119,895

INDUSTRIALS 11.1%
Algeco Scotsman Global Finance PLC
10.750% due 10/15/2019		2,750	2,915
Alliance Data Systems Corp.
5.250% due 12/01/2017		300	313
ALROSA Finance S.A.
7.750% due 11/03/2020		5,000	5,567
Arch Coal, Inc.
7.250% due 10/01/2020		2,300	1,805
8.000% due 01/15/2019		700	700
Aviation Capital Group Corp.
6.750% due 04/06/2021		4,600	5,037
Avis Budget Car Rental LLC
2.996% due 12/01/2017		4,300	4,343
Bertin S.A.
10.250% due 10/05/2016		1,150	1,294
Beverage Packaging Holdings Luxembourg S.A.
6.000% due 06/15/2017		1,500	1,523
Brakes Capital
7.125% due 12/15/2018	GBP	800	1,325
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		$900	921
Cemex Espana Luxembourg
9.875% due 04/30/2019		6,400	7,344

Cemex S.A.B. de C.V.
5.875% due 03/25/2019		4,400	4,422
7.250% due 01/15/2021		1,500	1,556
Churchill Downs, Inc.
5.375% due 12/15/2021		4,300	4,386
Commercial Vehicle Group, Inc.
7.875% due 04/15/2019		4,900	4,912
Continental Airlines Pass-Through Trust
9.250% due 11/10/2018		122	135
ConvaTec Finance International S.A.
8.250% due 01/15/2019		2,400	2,463
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		1,400	210
CPG Merger Sub LLC
8.000% due 10/01/2021		1,100	1,150
Crown Castle International Corp.
5.250% due 01/15/2023		26,655	26,255
D.R. Horton, Inc.
6.500% due 04/15/2016		4,800	5,268
Deutsche Raststaetten Gruppe GmbH
6.750% due 12/30/2020	EUR	700	1,011
Gardner Denver, Inc.
6.875% due 08/15/2021		$8,036	8,056
Grupo Posadas S.A.B. de C.V.
7.875% due 11/30/2017		1,700	1,700
HD Supply, Inc.
7.500% due 07/15/2020		7,026	7,606
11.000% due 04/15/2020		2,300	2,737
Hiland Partners LP
7.250% due 10/01/2020		2,800	3,017
Huntsman International LLC
5.125% due 04/15/2021	EUR	1,000	1,384
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018		$12,200	12,337
JBS S.A.
10.500% due 08/04/2016		600	678
Lightstream Resources Ltd.
8.625% due 02/01/2020		4,375	4,441
Marcolin SpA
8.500% due 11/15/2019	EUR	1,800	2,600
McClatchy Co.
9.000% due 12/15/2022		$8,600	9,503
MCE Finance Ltd.
5.000% due 02/15/2021		3,500	3,421
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		2,200	2,147
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		7,525	8,221
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		5,645	5,828
Mongolian Mining Corp.
8.875% due 03/29/2017		5,625	4,472
OGX Austria GmbH
8.375% due 04/01/2022 ^		2,400	204
8.500% due 06/01/2018 ^		5,150	438
Ontex S.A.
9.000% due 04/15/2019	EUR	5,000	7,498
PHH Corp.
9.250% due 03/01/2016		$750	857
Pittsburgh Glass Works LLC
8.000% due 11/15/2018		1,500	1,586
Post Holdings, Inc.
6.750% due 12/01/2021		1,150	1,193
R&R Pik PLC
9.250% due 05/15/2018	EUR	4,900	6,977
Regency Energy Partners LP
5.750% due 09/01/2020		$3,900	4,046
Rockies Express Pipeline LLC
6.850% due 07/15/2018		4,600	4,496
Schaeffler Holding Finance BV
6.875% due 08/15/2018		800	852
T-Mobile USA, Inc.
6.464% due 04/28/2019		900	959
6.542% due 04/28/2020		1,800	1,924
Tesoro Logistics LP
5.875% due 10/01/2020		6,400	6,576
6.125% due 10/15/2021		12,115	12,539
Time Warner Cable, Inc.
5.500% due 09/01/2041		20	17
5.875% due 11/15/2040		190	164
6.750% due 06/15/2039		210	198
8.250% due 04/01/2019		1,430	1,676
Time Warner Entertainment Co. LP
8.375% due 07/15/2033		20	22
Tullow Oil PLC
6.000% due 11/01/2020		6,000	6,120

U.S. Airways Pass-Through Trust
8.000% due 04/01/2021		2,971	3,312
UAL Pass-Through Trust
9.750% due 07/15/2018		184	212
United Airlines, Inc.
6.750% due 09/15/2015		200	207
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023		210	205
USG Corp.
6.300% due 11/15/2016		12,200	13,145
9.750% due 01/15/2018		2,985	3,545
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		4,375	4,763
9.125% due 04/30/2018		5,100	6,005
Virgin Australia Trust
6.000% due 04/23/2022		8,950	9,196
Voyage Care Bondco PLC
6.500% due 08/01/2018	GBP	4,900	8,394
Walter Energy, Inc.
8.500% due 04/15/2021		$500	419
9.875% due 12/15/2020		2,900	2,523
Wise Metals Group LLC
8.750% due 12/15/2018		900	952

			274,223

UTILITIES 5.8%
Alcatel-Lucent USA, Inc.
4.625% due 07/01/2017		2,400	2,415
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		5,300	5,512
FirstEnergy Corp.
7.375% due 11/15/2031		655	712
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		11,900	12,138
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		9,700	11,979
Illinois Power Generating Co.
6.300% due 04/01/2020		4,250	3,379
7.950% due 06/01/2032		3,700	2,951
NGPL PipeCo LLC
7.119% due 12/15/2017		20,610	18,755
Penn Virginia Corp.
8.500% due 05/01/2020		7,875	8,505
Sprint Communications, Inc.
8.375% due 08/15/2017		6,300	7,324
9.125% due 03/01/2017		17,100	20,178
Sprint Corp.
7.125% due 06/15/2024		750	763
Talos Production LLC
9.750% due 02/15/2018		400	411
Tokyo Electric Power Co.,Inc.
4.500% due 03/24/2014	EUR	21,550	29,820
VimpelCom Holdings BV
5.950% due 02/13/2023		$6,950	6,585
7.504% due 03/01/2022		9,900	10,366
Virgin Media Finance PLC
4.875% due 02/15/2022		1,200	1,050
Westmoreland Coal Co.
10.750% due 02/01/2018		1,000	1,103

			143,946

Total Corporate Bonds & Notes (Cost $534,409)			538,064

U.S. TREASURY OBLIGATIONS 13.8%
U.S. Treasury Notes
0.125% due 07/31/2014		33,000	33,006
0.250% due 05/31/2014 (g)		36,600	36,624
0.250% due 06/30/2014		13,700	13,711
0.250% due 08/31/2014		15,137	15,151
0.250% due 09/15/2014		118	118
0.250% due 11/30/2014		2,000	2,002
0.250% due 01/31/2015		13,800	13,812
0.500% due 08/15/2014		115,000	115,279
0.500% due 10/15/2014		33,610	33,707
0.625% due 07/15/2014		10,600	10,630
0.750% due 06/15/2014		7,100	7,121
1.375% due 06/30/2018		32,800	32,542
1.375% due 09/30/2018		13,000	12,835
2.250% due 05/31/2014		14,400	14,527

Total U.S. Treasury Obligations (Cost $341,321)			341,065

MORTGAGE-BACKED SECURITIES 4.2%
Adjustable Rate Mortgage Trust
1.315% due 03/25/2035		2,991	2,349
American Home Mortgage Assets Trust
0.375% due 10/25/2046		1,199	782
0.435% due 11/25/2035		1,788	1,461
American Home Mortgage Investment Trust
2.099% due 11/25/2045 ^		128	101
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		1,000	831
16.578% due 09/25/2035		2,472	3,056
Banc of America Funding Corp.
7.000% due 10/25/2037 ^		560	344
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^		1,436	1,272
BCAP LLC Trust
0.375% due 04/25/2037		384	329
0.385% due 05/25/2047		729	534
2.835% due 06/26/2037		54	54
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 02/25/2036		775	614
2.660% due 10/25/2035		50	50
2.861% due 05/25/2047 ^		1,427	1,200
Bear Stearns Alt-A Trust
2.599% due 04/25/2037		956	647
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	366	473
Chase Mortgage Finance Trust
2.704% due 09/25/2036		$403	342
Citigroup Mortgage Loan Trust, Inc.
6.000% due 11/25/2036		245	250
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		611	659
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2036		506	418
Countrywide Alternative Loan Trust
0.335% due 11/25/2036		8,213	6,876
0.335% due 06/25/2046		762	614
0.335% due 05/25/2047		607	519
0.355% due 08/25/2046		539	397
0.355% due 09/25/2046 ^		1,563	1,138
0.357% due 09/20/2046		845	616
0.377% due 03/20/2046		325	235
0.475% due 11/25/2035		364	302
0.497% due 11/20/2035		2,258	1,737
1.465% due 10/25/2035		708	577
1.528% due 08/25/2035		782	700
5.750% due 07/25/2035		400	346
6.000% due 03/25/2036		3,567	2,862
6.000% due 05/25/2036 ^		1,839	1,428
6.000% due 01/25/2037 ^		640	549
6.000% due 05/25/2037 ^		1,570	1,221
6.500% due 08/25/2037		2,443	1,759
Countrywide Home Loan Mortgage Pass-Through Trust
5.048% due 09/25/2037 ^		1,645	1,460
5.500% due 10/25/2035		524	501
5.750% due 07/25/2037		522	503
6.000% due 10/25/2034		41	43
6.500% due 11/25/2036		4,108	3,701
Credit Suisse Mortgage Capital Certificates
4.839% due 12/29/2037		10,286	5,778
5.087% due 07/27/2037		5,280	3,893
6.000% due 01/27/2047		1,251	1,257
CSMC Mortgage-Backed Trust
6.000% due 07/25/2036		1,890	1,469
Deutsche ALT-A Securities, Inc.
0.265% due 08/25/2037		2,055	1,413
First Horizon Alternative Mortgage Securities
2.250% due 08/25/2035		435	390
6.000% due 05/25/2036		24	21
6.000% due 07/25/2036 ^		126	108
Holmes Master Issuer PLC
1.577% due 10/15/2054	EUR	2,672	3,693
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037		$6,794	5,993
Impac Secured Assets Trust
0.315% due 11/25/2036		2,659	1,723
0.335% due 01/25/2037		9,522	7,678
IndyMac Mortgage Loan Trust
0.415% due 02/25/2037		500	256
2.456% due 07/25/2037		777	487
4.596% due 05/25/2037		539	380

4.683% due 11/25/2035 ^		1,196	1,001
JPMorgan Alternative Loan Trust
6.050% due 11/25/2036 ^		743	622
JPMorgan Mortgage Trust
2.665% due 10/25/2036		1,397	1,168
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		3,046	2,863
Lehman XS Trust
0.325% due 03/25/2047		2,180	1,516
0.889% due 03/25/2047		260	219
1.065% due 08/25/2047		1,098	771
MASTR Adjustable Rate Mortgages Trust
5.032% due 11/25/2034		850	840
Merrill Lynch Alternative Note Asset Trust
0.275% due 03/25/2037		3,615	1,481
Morgan Stanley Mortgage Loan Trust
2.475% due 11/25/2037		886	680
Residential Accredit Loans, Inc. Trust
0.355% due 07/25/2036		1,623	1,190
0.515% due 08/25/2035 ^		2,156	1,622
3.049% due 07/25/2035		142	135
3.477% due 12/26/2034		1,206	1,000
3.534% due 09/25/2035 ^		138	106
3.590% due 12/25/2035		869	693
6.000% due 10/25/2034		3,161	3,241
6.500% due 07/25/2037		478	363
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036		644	578
TBW Mortgage-Backed Trust
0.365% due 09/25/2036		562	521
WaMu Mortgage Pass-Through Certificates
2.213% due 07/25/2047		229	166
2.369% due 09/25/2036 ^		1,505	1,325
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^		589	515
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 03/25/2036		637	626
6.000% due 07/25/2037 ^		2,397	2,292

Total Mortgage-Backed Securities (Cost $100,545)			103,923

ASSET-BACKED SECURITIES 8.2%
Accredited Mortgage Loan Trust
0.295% due 02/25/2037		1,515	1,412
0.630% due 09/25/2035		2,221	1,772
ACE Securities Corp. Home Equity Loan Trust
0.305% due 07/25/2036		1,738	1,317
0.465% due 02/25/2036		1,300	1,014
0.635% due 10/25/2035		2,000	1,547
0.715% due 12/25/2045		1,000	608
0.845% due 09/25/2035		1,300	949
Aegis Asset-Backed Securities Trust
1.665% due 03/25/2035 ^		2,000	1,721
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.605% due 08/25/2034		3,069	3,025
0.645% due 04/25/2035		700	663
0.685% due 05/25/2034		1,778	1,546
0.785% due 05/25/2035		1,000	757
0.825% due 11/25/2034		6,042	5,194
1.215% due 10/25/2033		703	639
Argent Securities Trust
0.435% due 05/25/2036		3,568	1,311
Asset-Backed Funding Certificates Trust
0.275% due 01/25/2037		3,316	1,887
1.215% due 03/25/2034		2,310	1,826
Asset-Backed Securities Corp. Home Equity Loan Trust
0.595% due 11/25/2035		3,557	3,197
0.615% due 11/25/2035		1,800	1,435
Bear Stearns Asset-Backed Securities Trust
0.275% due 02/25/2037		706	648
0.315% due 11/25/2036		903	634
0.325% due 08/25/2036		6,794	4,631
0.405% due 06/25/2047		400	330
0.515% due 12/25/2035		973	648
0.565% due 09/25/2046		351	284
0.815% due 08/25/2035		700	639
0.845% due 10/25/2035		1,400	873
0.915% due 09/25/2035		2,000	1,887
1.415% due 08/25/2037		136	119
1.965% due 07/25/2034		1,300	1,124
Berica Asset-Backed Security SRL
0.593% due 12/30/2055	EUR	734	979
Citigroup Mortgage Loan Trust, Inc.
0.565% due 11/25/2046		$2,867	2,073

Countrywide Asset-Backed Certificates
0.305% due 07/25/2037	600	423
0.315% due 05/25/2037	3,238	2,596
0.335% due 05/25/2037	4,027	3,217
0.345% due 06/25/2036	2,866	2,744
0.345% due 09/25/2036	4,810	4,658
0.385% due 09/25/2047	1,500	1,101
0.415% due 04/25/2036	1,038	1,016
0.455% due 06/25/2036	2,550	1,994
0.455% due 08/25/2036	1,300	986
0.605% due 04/25/2036	2,000	1,515
0.635% due 02/25/2036	12,000	9,993
0.835% due 01/25/2035	4,300	4,155
2.565% due 01/25/2034	943	735
5.251% due 12/25/2034	3,443	3,315
5.427% due 10/25/2046	1,370	1,127
Credit-Based Asset Servicing and Securitization LLC
0.315% due 11/25/2036	885	483
0.385% due 07/25/2037	1,949	1,236
First Franklin Mortgage Loan Trust
0.525% due 11/25/2035	1,200	720
0.645% due 12/25/2035	5,000	4,451
Fremont Home Loan Trust
0.335% due 02/25/2036	797	605
GSAA Home Equity Trust
0.395% due 03/25/2036	927	802
GSAMP Trust
0.285% due 12/25/2036	743	377
0.315% due 12/25/2046	910	501
0.395% due 12/25/2046	705	392
0.900% due 09/25/2035 ^	6,231	5,295
HSI Asset Securitization Corp. Trust
0.345% due 04/25/2037	700	427
0.385% due 12/25/2036	2,742	1,231
JPMorgan Mortgage Acquisition Trust
0.275% due 02/25/2032	575	557
0.355% due 03/25/2047	1,200	666
0.455% due 05/25/2035	1,000	864
Lehman XS Trust
0.335% due 01/25/2037	3,682	2,779
Long Beach Mortgage Loan Trust
0.595% due 11/25/2035	3,100	2,606
MASTR Asset-Backed Securities Trust
0.275% due 08/25/2036	920	460
0.315% due 08/25/2036	2,082	1,049
Merrill Lynch Mortgage Investors Trust
0.235% due 04/25/2047	2,652	1,363
0.275% due 08/25/2037	3,035	1,674
0.325% due 04/25/2037	2,500	1,300
0.475% due 08/25/2036	1,400	1,193
1.095% due 04/25/2036	4,500	4,010
Morgan Stanley ABS Capital, Inc. Trust
0.305% due 11/25/2036	2,122	1,273
0.315% due 10/25/2036	2,850	1,453
0.315% due 12/25/2036	184	95
0.395% due 09/25/2036	1,200	622
0.415% due 03/25/2037	2,749	1,444
0.595% due 09/25/2035	700	597
0.635% due 07/25/2035	1,000	862
0.675% due 07/25/2035	1,116	1,003
Morgan Stanley Home Equity Loan Trust
0.515% due 04/25/2037	344	210
New Century Home Equity Loan Trust
3.165% due 01/25/2033	240	212
Nomura Home Equity Loan, Inc.
0.575% due 02/25/2036	900	726
0.755% due 09/25/2035	2,400	1,759
Option One Mortgage Loan Trust
0.305% due 01/25/2037	1,500	833
Option One Mortgage Loan Trust Asset-Backed Certificates
0.355% due 01/25/2036	1,339	1,247
Ownit Mortgage Loan Trust
1.095% due 03/25/2036	1,500	1,438
Park Place Securities, Inc.
0.635% due 09/25/2035	4,100	3,396
People’s Financial Realty Mortgage Securities Trust
0.305% due 09/25/2036	2,614	956
RAAC Series
0.505% due 08/25/2036	1,000	868
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037	2,172	1,206
Residential Asset Mortgage Products Trust
0.355% due 02/25/2036	6,209	5,843
Residential Asset Securities Corp. Trust
0.315% due 08/25/2036	1,919	1,742
0.325% due 06/25/2036	728	682

0.335% due 11/25/2036		1,000	794
0.415% due 08/25/2036		1,024	724
0.415% due 04/25/2037		2,800	2,421
0.565% due 12/25/2035		2,400	2,141
Saxon Asset Securities Trust
1.140% due 12/26/2034		1,630	1,256
Securitized Asset-Backed Receivables LLC Trust
0.415% due 03/25/2036		2,000	1,134
SG Mortgage Securities Trust
0.345% due 02/25/2036		1,915	1,090
Soundview Home Loan Trust
0.345% due 05/25/2036		2,772	2,560
0.365% due 01/25/2037		5,900	4,060
0.405% due 07/25/2036		2,900	1,418
Specialty Underwriting & Residential Finance Trust
0.555% due 12/25/2036		1,400	1,093
0.990% due 05/25/2035		3,362	3,131
Springleaf Funding Trust
3.920% due 01/16/2023		9,500	9,643
Structured Asset Investment Loan Trust
0.315% due 09/25/2036		467	346
0.325% due 05/25/2036		759	555
0.655% due 08/25/2035		5,500	4,793
0.885% due 05/25/2035		2,500	2,116
1.140% due 01/25/2035		2,639	861
1.290% due 01/25/2035		1,024	108
1.545% due 04/25/2033		610	540
1.740% due 01/25/2035		1,102	58
1.890% due 01/25/2035 ^		1,422	25
Structured Asset Securities Corp.
0.505% due 02/25/2036		1,000	821
0.615% due 11/25/2035		5,200	4,415
0.665% due 11/25/2037		2,600	1,888
Truman Capital Mortgage Loan Trust
0.425% due 03/25/2036		1,693	1,580
Wells Fargo Home Equity Asset-Backed Securities Trust
0.625% due 12/25/2035		2,700	2,289

Total Asset-Backed Securities (Cost $195,599)			201,632

SOVEREIGN ISSUES 5.0%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		7,900	7,999
Italy Buoni Poliennali Del Tesoro
4.500% due 07/15/2015	EUR	14,500	20,954
Junta de Castilla y Leon
6.505% due 03/01/2019		200	316
Slovenia Government International Bond
4.700% due 11/01/2016		5,700	8,140
Spain Government International Bond
3.750% due 10/31/2015		18,400	26,391
3.800% due 01/31/2017		40,700	58,909
Xunta de Galicia
5.763% due 04/03/2017		1,500	2,261

Total Sovereign Issues (Cost $122,745)			124,970

	SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Ally Financial, Inc.
7.000% due 01/30/2014 (b)		10,050	9,649

Total Preferred Securities (Cost $9,623)			9,649

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.6%
REPURCHASE AGREEMENTS (c) 2.3%			56,281

SHORT-TERM NOTES 5.7%
Freddie Mac
0.101% due 05/05/2014 - 07/01/2014		$132,500	132,454
0.117% due 07/01/2014		8,106	8,103

			140,557

U.S. TREASURY BILLS 0.6%
0.114% due 01/02/2014 - 12/11/2014 (a)(e)(g)	14,287	14,278

Total Short-Term Instruments (Cost $211,096)		211,116

Total Investments in Securities (Cost $1,720,618)		1,740,232

	SHARES
INVESTMENTS IN AFFILIATES 29.9%
SHORT-TERM INSTRUMENTS 29.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.9%
PIMCO Short-Term Floating NAV Portfolio	72,385,200	724,214
PIMCO Short-Term Floating NAV Portfolio III	1,389,130	13,876

Total Short-Term Instruments (Cost $738,170)		738,090

Total Investments in Affiliates (Cost $738,170)		738,090

Total Investments 100.4% (Cost $2,458,788)		$2,478,322
Financial Derivative Instruments (d)(f) (0.4%) (Cost or Premiums, net $(4,663))		(9,311)
Other Assets and Liabilities, net 0.0%		(82)

Net Assets 100.0%		$2,468,929

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$2,900	U.S. Treasury Notes 0.375% due 01/15/2016	$(2,963)	$2,900	$2,900
GRE	0.090%	12/02/2013	01/23/2014	10,100	U.S. Treasury Notes 1.000% due 09/30/2019	(10,128)	10,100	10,101
SSB	0.000%	12/31/2013	01/02/2014	3,281	Freddie Mac 2.080% due 10/17/2022	(3,349)	3,281	3,281
TDM	0.020%	12/31/2013	01/02/2014	40,000	U.S. Treasury Notes 0.875% due 02/28/2017	(40,850)	40,000	40,000

Total Repurchase Agreements						$(57,290)	$56,281	$56,282

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2013 was $9,164 at a weighted average interest rate of (0.238%).

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	167	$(59)	$(84)

Total Written Options				$(59)	$(84)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap March Futures	Long	03/2014	172	$(200)	$0	$(24)
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	2	4	1	0
90-Day Eurodollar December Futures	Long	12/2016	251	(295)	0	(19)
90-Day Eurodollar June Futures	Long	06/2015	4,509	(1,076)	0	(169)
90-Day Eurodollar June Futures	Long	06/2016	250	(240)	0	(12)
90-Day Eurodollar September Futures	Long	09/2015	1,238	(475)	0	(62)
90-Day Eurodollar September Futures	Long	09/2016	251	(283)	0	(16)
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	899	(68)	62	(31)
Euro-Bund 10-Year Bond March Futures	Long	03/2014	6	(19)	2	0
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	899	505	16	(31)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	1,517	(2,583)	0	(142)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	269	(719)	0	(46)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	1,204	73	199	(100)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	358	(105)	59	(30)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	356	(137)	65	(33)

Total Futures Contracts				$(5,618)	$404	$(715)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		$30,000	$(1,911)	$(116)	$0	$(109)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		137,300	916	3,262	775	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	37,500	(24)	207	92	0
Pay	6-Month AUD-BBR-BBSW	4.500%	06/15/2022		1,800	11	12	5	0
Pay	6-Month EUR-EURIBOR	1.500%	03/19/2019	EUR	3,000	31	48	3	0
Receive	6-Month EUR-EURIBOR	2.250%	03/19/2024		47,100	(168)	(802)	0	(143)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	2,858,900	(303)	(341)	91	0
						$(1,448)	$2,270	$966	$(252)

Total Swap Agreements						$(1,448)	$2,270	$966	$(252)

(e)	Securities with an aggregate market value of $27 and cash of $12,548 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	AUD	386		$349	$5	$0
	01/2014	EUR	99,390		134,609	0	(2,122)
	01/2014		$1,058	AUD	1,194	8	0
	02/2014	AUD	1,194		$1,056	0	(8)
	02/2014	GBP	347		567	0	(7)
	03/2014		$600	MXN	7,885	1	0
BPS	01/2014		180,136	EUR	131,008	91	0
	02/2014	EUR	131,008		$180,132	0	(93)
BRC	01/2014		$18,986	GBP	11,662	326	0
	02/2014	GBP	11,662		$18,981	0	(326)
	02/2014	JPY	2,400,900		23,308	506	0
CBK	01/2014	GBP	33,761		55,306	0	(601)
	01/2014		$133,309	EUR	97,728	1,135	0
	02/2014	GBP	303		$495	0	(6)
DUB	01/2014	EUR	19,232		26,453	0	(4)
	01/2014	ZAR	7,063		696	23	0
	03/2014		$6,700	MXN	87,834	0	(7)
FBF	01/2014	EUR	89,814		$121,470	0	(2,087)
	01/2014		$37,916	GBP	23,413	855	0
GLM	01/2014		27	RUB	896	0	0
HUS	01/2014	EUR	19,294		$26,451	0	(92)
	01/2014	GBP	786		1,273	0	(28)
	02/2014	JPY	93,100		938	53	0
JPM	01/2014	GBP	528		860	0	(14)
	02/2014	EUR	5,540		7,626	5	0
	03/2014		$3,190	MXN	41,598	0	(20)
MSC	01/2014	BRL	10,031		$4,294	42	0
	01/2014		$4,253	BRL	10,031	0	(1)
	02/2014		4,261		10,031	0	(43)
	03/2014		5,858	MXN	77,383	39	0
RYL	03/2014		3,190		41,570	0	(22)
SOG	01/2014	AUD	808		$738	16	0
UAG	02/2014		$2	NOK	10	0	0
WST	01/2014	EUR	1,006		$1,354	0	(30)

Total Forward Foreign Currency Contracts						$3,105	$(5,511)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,900	$151	$317

Total Purchased Options							$151	$317

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	6,800	$(13)	$(10)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		6,800	(15)	(2)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,900	(4)	(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,900	(4)	(1)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		4,000	(7)	(6)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		4,000	(8)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$8,000	(150)	(324)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.500%	03/17/2014	EUR	12,600	(37)	(48)
FBF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.750%	03/24/2014		6,900	(24)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300%	03/24/2014		6,900	(65)	(76)

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,100	(4)	(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,100	(4)	(1)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$168,300	(194)	(311)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		49,200	(108)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		49,200	(271)	(70)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		115,700	(157)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014		115,700	(505)	(887)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		12,000	(53)	0
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		359,200	(934)	(664)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	7,200	(14)	(11)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,200	(14)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$74,800	(329)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		27,100	(258)	(14)

								$(3,172)	$(2,443)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.700%	03/19/2014	EUR	56,400	$(67)	$(147)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.100%	03/19/2014		56,400	(105)	(26)
CBK	Call - OTC CDX.IG-21 5-Year Index	Buy	0.700%	01/15/2014		$7,600	(9)	(26)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.700%	01/15/2014		7,600	(25)	(1)
JPM	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.700%	03/19/2014	EUR	18,300	(23)	(48)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.100%	03/19/2014		18,300	(33)	(8)

							$(262)	$(256)

Total Written Options							$(3,434)	$(2,699)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Carnival Corp.	(1.000%)	09/20/2017	0.366%		$1,100	$11	$(37)	$0	$(26)
	Motorola Solutions, Inc.	(1.000%)	12/20/2016	0.317%		1,350	1	(29)	0	(28)
	NiSource Finance Corp.	(1.000%)	12/20/2018	0.621%		2,200	(35)	(6)	0	(41)
	Pitney Bowes, Inc.	(1.000%)	12/20/2018	1.069%		5,000	151	(136)	15	0
	Wyndham Worldwide Corp.	(1.000%)	12/20/2016	0.303%		1,000	44	(65)	0	(21)
BPS	Arrow Electronics, Inc.	(1.000%)	03/20/2018	0.621%		1,200	25	(44)	0	(19)
	Motorola Solutions, Inc.	(1.000%)	03/20/2018	0.486%		3,900	0	(85)	0	(85)
	Newell Rubbermaid, Inc.	(1.000%)	12/20/2018	0.468%		11,400	(181)	(116)	0	(297)
	Quest Diagnostics, Inc.	(1.000%)	03/20/2018	0.943%		1,200	18	(21)	0	(3)
	Staples, Inc.	(1.000%)	09/20/2018	1.337%		1,900	49	(21)	28	0
BRC	Arrow Electronics, Inc.	(1.000%)	12/20/2018	0.824%		12,900	20	(134)	0	(114)
	Avnet, Inc.	(1.000%)	12/20/2018	0.928%		11,400	56	(99)	0	(43)
	Computer Sciences Corp.	(5.000%)	12/20/2018	0.983%		4,600	(851)	(40)	0	(891)
	Xerox Corp.	(1.000%)	12/20/2018	0.834%		13,900	169	(284)	0	(115)
DUB	21st Century Fox America, Inc.	(1.000%)	06/20/2017	0.204%		225	(2)	(4)	0	(6)
	Computer Sciences Corp.	(5.000%)	12/20/2018	0.983%		3,200	(589)	(31)	0	(620)
	DIRECTV Holdings LLC	(1.000%)	09/20/2017	0.628%		800	17	(29)	0	(12)
	DIRECTV Holdings LLC	(1.000%)	12/20/2018	0.956%		7,900	76	(96)	0	(20)
	E.I. du Pont de Nemours & Co.	(1.000%)	03/20/2018	0.274%		5,600	(165)	(7)	0	(172)
	Pitney Bowes, Inc.	(1.000%)	12/20/2018	1.069%		11,000	305	(272)	33	0
FBF	21st Century Fox America, Inc.	(1.000%)	03/20/2018	0.252%		3,500	(88)	(22)	0	(110)
	CA, Inc.	(1.000%)	12/20/2018	0.573%		9,800	(90)	(115)	0	(205)
	Carnival Corp.	(1.000%)	09/20/2017	0.366%		600	5	(20)	0	(15)
	CenturyLink, Inc.	(1.000%)	03/20/2018	1.592%		2,600	165	(104)	61	0
	Computer Sciences Corp.	(5.000%)	12/20/2018	0.983%		2,700	(499)	(24)	0	(523)
	DIRECTV Holdings LLC	(1.000%)	09/20/2017	0.628%		825	20	(32)	0	(12)
	Erste Group Bank AG	(1.000%)	09/20/2016	0.631%	EUR	1,500	144	(165)	0	(21)
	New York Times Co.	(1.000%)	03/20/2018	0.918%		$2,000	177	(184)	0	(7)
	Quest Diagnostics, Inc.	(1.000%)	12/20/2017	0.882%		1,400	(15)	8	0	(7)
	Quest Diagnostics, Inc.	(1.000%)	03/20/2018	0.943%		1,200	13	(16)	0	(3)
	Staples, Inc.	(1.000%)	09/20/2018	1.337%		3,700	96	(41)	55	0
GST	Arrow Electronics, Inc.	(1.000%)	12/20/2018	0.824%		5,400	47	(94)	0	(47)
	Avnet, Inc.	(1.000%)	12/20/2018	0.928%		2,750	38	(49)	0	(11)
	CA, Inc.	(1.000%)	12/20/2018	0.573%		15,000	(133)	(182)	0	(315)
	Commerzbank AG	(1.000%)	12/20/2016	0.594%	EUR	950	93	(109)	0	(16)
	DIRECTV Holdings LLC	(1.000%)	12/20/2018	0.956%		$2,000	20	(25)	0	(5)
	Macy’s Retail Holdings, Inc.	(1.000%)	09/20/2018	0.533%		10,700	(20)	(214)	0	(234)
	New York Times Co.	(1.000%)	12/20/2016	0.532%		650	(20)	65(74)	0	(9)
	Pitney Bowes, Inc.	(1.000%)	12/20/2018	1.069%		1,000	28	(26)	3	(1)
	Qwest Corp.	(1.000%)	12/20/2018	0.983%		3,000	18	(21)	0	(3)
	Staples, Inc.	(1.000%)	03/20/2018	1.100%		3,900	272	(257)	15	0
	Staples, Inc.	(1.000%)	12/20/2018	1.435%		14,400	433	(142)	291	0
	Texas Instruments, Inc.	(1.000%)	09/20/2017	0.254%		1,300	(38)	2	0	(36)
JPM	Arrow Electronics, Inc.	(1.000%)	12/20/2018	0.824%		8,800	13	(91)	0	(78)
	Avnet, Inc.	(1.000%)	12/20/2018	0.928%		11,400	61	(105)	0	(44)
	Carnival Corp.	(1.000%)	03/20/2018	0.433%		3,500	(38)	(45)	0	(83)
	DIRECTV Holdings LLC	(1.000%)	12/20/2018	0.956%		7,000	185	(203)	0	(18)
	Pitney Bowes, Inc.	(1.000%)	12/20/2018	1.069%		7,000	193	(172)	21	0
	Xerox Corp.	(1.000%)	12/20/2018	0.834%		16,800	256	(396)	0	(140)
MYC	Arrow Electronics, Inc.	(1.000%)	03/20/2017	0.426%		1,390	27	(53)	0	(26)
	Avnet, Inc.	(1.000%)	12/20/2018	0.928%		1,300	16	(21)	0	(5)
	CA, Inc.	(1.000%)	12/20/2018	0.573%		4,700	(39)	(60)	0	(99)
	Macy’s Retail Holdings, Inc.	(1.000%)	09/20/2018	0.533%		9,000	(17)	(180)	0	(197)
	New York Times Co.	(1.000%)	03/20/2018	0.918%		1,300	95	(100)	0	(5)
	Qwest Corp.	(1.000%)	12/20/2018	0.983%		6,300	40	(48)	0	(8)
SOG	Safeway Ltd.	(1.000%)	03/20/2018	0.530%	EUR	2,000	(47)	(8)	0	(55)
UAG	21st Century Fox America, Inc.	(1.000%)	06/20/2017	0.204%		$1,525	(13)	(30)	0	(43)
	COX Communications, Inc.	(1.000%)	12/20/2016	0.341%		1,300	(19)	(7)	0	(26)
	DIRECTV Holdings LLC	(1.000%)	09/20/2017	0.628%		1,050	22	(37)	0	(15)

							$605	$(5,018)	$522	$(4,935)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	1.335%		$4,000	$(53)	$15	$0	$(38)
	D.R. Horton, Inc.	1.000%	09/20/2018	1.497%		11,700	(742)	485	0	(257)
	Italy Government International Bond	1.000%	12/20/2018	1.621%		5,700	(284)	121	0	(163)
	KB Home	5.000%	09/20/2018	2.676%		10,000	501	535	1,036	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		18,750	(27)	143	116	0
BPS	Spain Government International Bond	1.000%	12/20/2018	1.490%		3,600	(126)	45	0	(81)
BRC	Cemex SAB de CV	5.000%	12/20/2018	4.669%		2,250	24	12	36	0
	Community Health Systems, Inc.	5.000%	12/20/2018	3.467%		5,800	374	36	410	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		5,400	(397)	243	0	(154)
	KB Home	5.000%	06/20/2018	2.496%		1,800	137	55	192	0
	KB Home	5.000%	09/20/2018	2.676%		6,000	345	277	622	0
	Lafarge S.A.	1.000%	12/20/2020	2.442%	EUR	9,700	(1,698)	514	0	(1,184)
	Peugeot S.A.	1.000%	09/20/2016	1.584%		350	(67)	60	0	(7)
	Tenet Healthcare Corp.	5.000%	12/20/2018	3.473%		$1,600	122	(9)	113	0
	Unitymedia KabelBW GmbH	5.000%	12/20/2018	2.998%	EUR	14,000	1,396	394	1,790	0
	Unitymedia KabelBW GmbH	5.000%	12/20/2020	3.767%		2,400	141	102	243	0
CBK	KB Home	5.000%	09/20/2018	2.676%		$8,200	450	399	849	0
	Spain Government International Bond	1.000%	12/20/2018	1.490%		10,300	(369)	137	0	(232)
DUB	D.R. Horton, Inc.	1.000%	09/20/2018	1.497%		5,200	(317)	202	0	(115)
	Italy Government International Bond	1.000%	12/20/2016	1.145%		23,300	(268)	178	0	(90)
	Italy Government International Bond	1.000%	12/20/2018	1.621%		7,100	(330)	128	0	(202)
	KB Home	5.000%	06/20/2018	2.496%		1,700	133	48	181	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		2,200	8	6	14	0
	Spain Government International Bond	1.000%	12/20/2018	1.490%		2,100	(80)	33	0	(47)
	Sprint Communications, Inc.	5.000%	12/20/2018	2.585%		2,900	300	26	326	0
FBF	Forest Oil Corp.	5.000%	03/20/2018	5.113%		1,600	(64)	60	0	(4)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		14,550	(26)	116	90	0
GST	Brazil Government International Bond	1.000%	12/20/2018	1.859%		14,100	(707)	145	0	(562)
	D.R. Horton, Inc.	1.000%	12/20/2020	2.276%		6,100	(634)	159	1	(476)
	Forest Oil Corp.	5.000%	03/20/2017	4.224%		700	(25)	43	18	0
	Forest Oil Corp.	5.000%	03/20/2018	5.113%		6,800	(161)	145	0	(16)
	Forest Oil Corp.	5.000%	06/20/2018	5.399%		1,000	(31)	18	0	(13)
	Italy Government International Bond	1.000%	12/20/2018	1.621%		4,000	(261)	146	0	(115)
	Sprint Communications, Inc.	5.000%	12/20/2020	3.514%		7,500	394	271	665	0
	Tenet Healthcare Corp.	5.000%	12/20/2018	3.473%		5,100	342	16	358	0
	USG Corp.	5.000%	09/20/2018	2.764%		1,800	126	53	179	0
HUS	Italy Government International Bond	1.000%	12/20/2016	1.145%		24,100	(234)	141	0	(93)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		5,450	(13)	47	34	0
JPM	Italy Government International Bond	1.000%	12/20/2016	1.145%		7,000	(39)	12	0	(27)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		3,200	9	10	19	0
MYC	Brazil Government International Bond	1.000%	12/20/2018	1.859%		6,900	(366)	91	0	(275)
	Community Health Systems, Inc.	5.000%	12/20/2018	3.467%		5,800	363	47	410	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		1,900	(122)	68	0	(54)
	KB Home	5.000%	09/20/2018	2.676%		4,200	206	229	435	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		2,600	(3)	19	16	0
	Tenet Healthcare Corp.	5.000%	12/20/2018	3.473%		12,600	944	(57)	887	0
MYI	Italy Government International Bond	1.000%	12/20/2018	1.621%		3,600	(168)	65	0	(103)
	Spain Government International Bond	1.000%	12/20/2018	1.490%		5,000	(191)	78	0	(113)
UAG	D.R. Horton, Inc.	1.000%	09/20/2018	1.497%		4,900	(292)	184	0	(108)
	KB Home	5.000%	09/20/2018	2.676%		5,600	304	276	580	0

							$(1,476)	$6,567	$9,620	$(4,529)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.910%	01/02/2017	BRL	23,600	$31	$(677)	$0	$(646)
	Pay	1-Year BRL-CDI	12.255%	01/02/2017		12,400	0	12	12	0
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MXN	16,300	26	(10)	16	0
BRC	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	15,900	41	(220)	0	(179)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	41,900	(22)	108	86	0
DUB	Pay	1-Year BRL-CDI	8.285%	01/02/2017	BRL	24,000	(30)	(803)	0	(833)
FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017		50,400	(2)	(1,623)	0	(1,625)
	Pay	1-Year BRL-CDI	12.255%	01/02/2017		50,000	(73)	122	49	0
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017		10,100	(1)	(341)	0	(342)
	Pay	1-Year BRL-CDI	8.720%	01/02/2017		26,700	(102)	(690)	0	(792)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		93,100	0	(343)	0	(343)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	3,400	0	7	7	0
HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	200	0	(7)	0	(7)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	75,600	57	98	155	0
JPM	Pay	28-Day MXN-TIIE	5.750%	06/11/2018		418,000	(52)	621	569	0
MYC	Pay	1-Year BRL-CDI	12.255%	01/02/2017	BRL	40,400	(58)	98	40	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	24,000	2	47	49	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		5,500	(1)	1	0	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		100	0	0	0	(0)
	Pay	28-Day MXN-TIIE	5.000%	02/22/2023		183,300	(261)	(1,411)	0	(1,672)
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	1,800	(5)	(59)	0	(64)

							$(450)	$(5,070)	$983	$(6,503)

Total Swap Agreements							$(1,321)	$(3,521)	$11,125	$(15,967)

(g)	Securities with an aggregate market value of $12,902 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$198,953	$10,860	$209,813
Corporate Bonds & Notes
Banking & Finance	0	116,599	3,296	119,895
Industrials	0	261,367	12,856	274,223
Utilities	0	143,946	0	143,946
U.S. Treasury Obligations	0	341,065	0	341,065
Mortgage-Backed Securities	0	103,923	0	103,923
Asset-Backed Securities	0	201,632	0	201,632
Sovereign Issues	0	124,970	0	124,970
Preferred Securities
Banking & Finance	0	9,649	0	9,649
Short-Term Instruments
Repurchase Agreements	0	56,281	0	56,281
Short-Term Notes	0	140,557	0	140,557
U.S. Treasury Bills	0	14,278	0	14,278
	$0	$1,713,220	$27,012	$1,740,232

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$738,090	$0	$0	$738,090

Total Investments	$738,090	$1,713,220	$27,012	$2,478,322

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	404	966	0	1,370
Over the counter	0	14,547	0	14,547
	$404	$15,513	$0	$15,917

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(799)	(252)	0	(1,051)
Over the counter	0	(24,177)	0	(24,177)

	$(799)	$(24,429)	$0	$(25,228)

Totals	$737,695	$1,704,304	$27,012	$2,469,011

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$8,788	$6,565	$(5,503)	$0	$(6)	$(90)	$5,104	$(3,998)	$10,860	$(7)
Corporate Bonds & Notes
Banking & Finance	4,017	0	(239)	17	16	(12)	0	(503)	3,296	(15)
Industrials	4,622	31,570	(22,740)	(33)	(779)	216	0	0	12,856	227

Totals	$17,427	$38,135	$(28,482)	$(16)	$(769)	$114	$5,104	$(4,501)	$27,012	$205

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$2,426	Benchmark Pricing	Base Price	100.76
	8,434	Indicative Market Quotation	Broker Quote	100.25 - 101.38
Corporate Bonds & Notes
Banking & Finance	3,296	Benchmark Pricing	Base Price	93.00
Industrials	12,856	Third Party Vendor	Broker Quote	102.75 - 115.00

Total	$27,012

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.4%
BANK LOAN OBLIGATIONS 4.2%
AES Corporation
3.750% due 06/01/2018		$2,282	$2,301
Albertson’s, LLC
4.250% due 03/21/2016		5,283	5,325
Alliance Boots Holdings Limited
3.971% due 07/10/2017	GBP	11,500	19,047
Aptalis Pharma, Inc.
6.000% due 10/02/2020		$13,965	14,227
Biomet, Inc.
3.665% - 3.746% due 07/25/2017		10,172	10,265
CCM Merger, Inc.
5.000% due 03/01/2017		1,646	1,664
Community Health Systems, Inc.
2.419% due 07/25/2014		186	187
CSC Holdings, Inc.
2.669% due 04/17/2020		16,418	16,281
DaVita, Inc.
2.670% due 11/01/2017		3,705	3,716
4.000% due 11/01/2019		6,010	6,059
4.500% due 10/20/2016		97	98
Dell, Inc.
4.500% due 04/29/2020		31,600	31,719
Endo Health Solutions, Inc.
4.000% due 06/17/2018		87	87
FMG Resources Pty. Ltd.
4.250% due 06/30/2019		7,836	7,955
H.J. Heinz Co.
3.500% due 06/05/2020		22,388	22,587
HCA, Inc.
2.669% due 05/02/2016		6,462	6,467
Hertz Corp.
3.000% due 03/11/2018		3,386	3,390
Hilton Worldwide Finance LLC
4.000% due 10/25/2020		5,739	5,791
Iasis Healthcare LLC
4.500% due 05/03/2018		2,918	2,942
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		7,671	7,748
Novelis, Inc.
3.750% due 03/10/2017		2,910	2,926
NRG Energy, Inc.
2.750% due 07/01/2018		11,962	11,951
Pinnacle Entertainment, Inc.
3.750% due 08/15/2016		404	407
3.750% due 08/14/2020		1,542	1,552
Realogy Corp.
4.500% due 03/05/2020		3,474	3,515
Springleaf Financial Funding Co.
4.750% due 09/30/2019		14,100	14,294
Station Casinos LLC
5.000% due 03/01/2020		13,498	13,669
SunGard Data Systems, Inc.
1.915% due 02/28/2014		20	20
Terex Corp.
3.500% due 04/28/2017		1,503	1,518
TWCC Holding Corp.
3.500% due 02/13/2017		1,950	1,962
UPC Financing Partnership
3.915% due 03/31/2021	EUR	5,374	7,452

Total Bank Loan Obligations (Cost $222,400)			227,122

CORPORATE BONDS & NOTES 66.3%
BANKING & FINANCE 25.6%
AIG SunAmerica Global Financing
6.900% due 03/15/2032		$220	267
Ally Financial, Inc.
3.439% due 02/11/2014		33,400	33,605
3.645% due 06/20/2014		25,925	26,375
4.625% due 06/26/2015		2,600	2,712
5.500% due 02/15/2017		15,000	16,312
6.250% due 12/01/2017		9,500	10,628
7.500% due 09/15/2020		400	468
8.000% due 03/15/2020		1,100	1,324

American Express Co.
7.000% due 03/19/2018		700	837
7.250% due 05/20/2014		1,700	1,745
American International Group, Inc.
5.050% due 10/01/2015		3,600	3,859
5.450% due 05/18/2017		1,000	1,118
5.600% due 10/18/2016		6,500	7,248
5.850% due 01/16/2018		14,625	16,799
6.250% due 05/01/2036		8,900	10,348
8.175% due 05/15/2068		2,400	2,916
8.250% due 08/15/2018		12,400	15,535
Aviation Loan Trust
2.356% due 12/15/2022		2,919	2,713
Banco Bradesco S.A.
2.338% due 05/16/2014		12,900	12,913
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,500	3,649
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	1,937
Banco do Brasil S.A.
3.875% due 10/10/2022		1,900	1,658
4.500% due 01/20/2016	EUR	15,700	22,519
6.000% due 01/22/2020		$6,600	7,030
Banco Santander Brasil S.A.
2.343% due 03/18/2014		6,100	6,101
4.250% due 01/14/2016		6,800	7,046
4.625% due 02/13/2017		40,600	42,427
Banco Santander Chile
3.875% due 09/20/2022		6,380	6,040
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		5,160	4,876
Banco Votorantim S.A.
5.250% due 02/11/2016		17,700	18,364
Bangkok Bank PCL
2.750% due 03/27/2018		1,800	1,777
Bank of America Corp.
1.006% due 05/23/2017	EUR	300	401
4.750% due 08/01/2015		$1,400	1,484
5.000% due 05/13/2021		2,900	3,170
5.650% due 05/01/2018		700	797
5.750% due 12/01/2017		200	228
6.000% due 09/01/2017		4,915	5,614
7.625% due 06/01/2019		420	521
Bank of America N.A.
6.000% due 06/15/2016		800	882
Bank of Baroda
5.000% due 08/24/2016		1,000	1,041
Bank of Scotland PLC
7.286% due 05/31/2016 (e)	GBP	600	1,043
Bankia S.A.
3.500% due 12/14/2015	EUR	1,400	1,985
3.625% due 10/05/2016		700	998
4.250% due 07/05/2016		100	145
4.375% due 02/14/2017		3,900	5,593
Barclays Bank PLC
1.284% due 01/13/2014		$1,300	1,300
5.000% due 09/22/2016		2,400	2,644
6.750% due 05/22/2019		6,100	7,357
7.625% due 11/21/2022		3,500	3,736
10.000% due 05/21/2021	GBP	16,600	35,602
10.179% due 06/12/2021		$7,280	9,662
14.000% due 06/15/2019 (e)	GBP	5,400	11,939
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$2,000	2,005
BBVA Bancomer S.A.
4.500% due 03/10/2016		21,900	23,323
6.500% due 03/10/2021		1,400	1,484
7.250% due 04/22/2020		2,500	2,713
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,400	1,626
7.250% due 02/01/2018		9,500	11,381
BM&FBovespa S.A.
5.500% due 07/16/2020		1,500	1,586
BNP Paribas S.A.
5.186% due 06/29/2015 (e)		400	411
7.195% due 06/25/2037 (e)		9,000	9,337
BPCE S.A.
12.500% due 09/30/2019 (e)	EUR	4,869	8,825
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		$13,100	13,919
Cantor Fitzgerald LP
7.875% due 10/15/2019		2,500	2,638
Catlin Insurance Co. Ltd.
7.249% due 01/19/2017 (e)		460	481
CBA Capital Trust
6.024% due 03/15/2016 (e)		4,400	4,693

CIT Group, Inc.
4.250% due 08/15/2017		27,300	28,528
Citigroup, Inc.
0.974% due 05/31/2017	EUR	5,600	7,531
5.500% due 10/15/2014		$1,333	1,383
6.000% due 08/15/2017		300	342
6.125% due 11/21/2017		2,295	2,647
Corp. Andina de Fomento
8.125% due 06/04/2019		2,290	2,783
Credit Agricole S.A.
8.375% due 10/13/2019 (e)		9,230	10,522
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		7,200	7,616
Denali Borrower LLC
5.625% due 10/15/2020		2,100	2,087
DNB Boligkreditt A/S
2.900% due 03/29/2017		1,000	1,046
Doctors Co.
6.500% due 10/15/2023		10,425	10,388
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		17,176	17,434
E*TRADE Financial Corp.
6.000% due 11/15/2017		1,000	1,068
6.375% due 11/15/2019		4,000	4,315
Export-Import Bank of India
4.000% due 08/07/2017		3,600	3,647
Fiat Finance & Trade S.A.
7.625% due 09/15/2014	EUR	10,600	15,152
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$1,000	1,037
FirstRand Bank Ltd.
4.375% due 06/09/2016		700	732
Ford Motor Credit Co. LLC
2.500% due 01/15/2016		1,200	1,232
3.984% due 06/15/2016		800	851
7.000% due 04/15/2015		2,464	2,655
8.000% due 12/15/2016		900	1,066
8.125% due 01/15/2020		8,500	10,631
General Electric Capital Corp.
0.436% due 10/06/2015		1,700	1,698
4.625% due 09/15/2066	EUR	10,000	14,142
General Motors Financial Co., Inc.
2.750% due 05/15/2016		$6,750	6,851
3.250% due 05/15/2018		1,200	1,203
GMAC International Finance BV
7.500% due 04/21/2015	EUR	6,450	9,505
Goldman Sachs Group, Inc.
0.696% due 03/22/2016		$50	50
0.744% due 01/12/2015		400	400
3.700% due 08/01/2015		1,500	1,563
5.250% due 07/27/2021		2,100	2,300
5.750% due 10/01/2016		1,400	1,563
6.000% due 05/01/2014		300	305
6.150% due 04/01/2018		5,975	6,855
7.500% due 02/15/2019		4,350	5,301
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		11,700	12,961
6.375% due 04/15/2021		2,000	2,220
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	900	1,531
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		$6,000	6,523
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		1,305	137
HSBC Bank PLC
4.125% due 08/12/2020		11,700	12,383
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	404
4.875% due 08/24/2020		500	540
6.000% due 08/09/2017		500	563
HSBC Capital Funding LP
10.176% due 06/30/2030 (e)		1,350	1,934
HSBC Finance Corp.
6.676% due 01/15/2021		6,000	6,896
HSBC Holdings PLC
6.500% due 09/15/2037		125	148
7.625% due 05/17/2032		2,300	2,886
ICICI Bank Ltd.
1.988% due 02/24/2014		1,600	1,601
4.750% due 11/25/2016		9,200	9,636
International Lease Finance Corp.
5.650% due 06/01/2014		375	383
Intesa Sanpaolo SpA
3.125% due 01/15/2016		25,800	26,303
IPIC GMTN Ltd.
5.500% due 03/01/2022		600	657

Itau Unibanco Holding S.A.
5.650% due 03/19/2022		10,200	9,868
Jefferies Finance LLC
7.375% due 04/01/2020		1,200	1,254
JPMorgan Chase & Co.
3.250% due 09/23/2022		2,600	2,492
4.950% due 03/25/2020		700	777
7.900% due 04/30/2018 (e)		16,200	17,877
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,200	1,374
Korea Development Bank
8.000% due 01/23/2014		3,885	3,901
Korea Exchange Bank
4.875% due 01/14/2016		700	748
LBG Capital PLC
6.439% due 05/23/2020	EUR	400	583
7.588% due 05/12/2020	GBP	12,750	22,496
7.625% due 12/09/2019		1,400	2,455
7.625% due 10/14/2020	EUR	1,992	2,957
7.867% due 12/17/2019	GBP	4,061	7,162
7.869% due 08/25/2020		8,716	15,422
7.975% due 09/15/2024		3,800	6,695
8.875% due 02/07/2020	EUR	300	465
9.125% due 07/15/2020	GBP	1,300	2,340
9.875% due 02/10/2023		400	725
11.040% due 03/19/2020		2,550	4,865
15.000% due 12/21/2019		100	241
15.000% due 12/21/2019	EUR	4,700	9,731
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		$1,300	1,303
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		12,800	17,391
M&T Capital Trust
8.277% due 06/01/2027		500	511
Macquarie Group Ltd.
6.250% due 01/14/2021		100	111
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		436	471
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		5,000	5,767
6.875% due 04/25/2018		27,900	33,005
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,996
Morgan Stanley
5.950% due 12/28/2017		$3,950	4,515
6.625% due 04/01/2018		2,700	3,161
7.300% due 05/13/2019		28,400	34,510
MUFG Capital Finance Ltd.
6.299% due 01/25/2017 (e)	GBP	550	1,002
6.346% due 07/25/2016 (e)		$1,400	1,520
National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		638	643
Oxford Finance LLC
7.250% due 01/15/2018		1,950	2,062
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,881	2,664
Piper Jaffray Cos.
4.747% due 11/30/2015		7,700	7,753
Private Export Funding Corp.
4.550% due 05/15/2015		750	794
Prudential Covered Trust
2.997% due 09/30/2015		10,795	11,134
Qatari Diar Finance Co.
3.500% due 07/21/2015		1,000	1,041
5.000% due 07/21/2020		3,100	3,410
Rabobank Group
4.500% due 01/11/2021		1,300	1,380
4.750% due 01/15/2020		800	871
6.875% due 03/19/2020	EUR	18,500	28,908
11.000% due 06/30/2019 (e)		$23,488	31,151
RCI Banque S.A.
3.500% due 04/03/2018		14,300	14,581
4.600% due 04/12/2016		4,300	4,559
Resona Bank Ltd.
5.850% due 04/15/2016 (e)		900	968
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (e)		1,950	2,057
Royal Bank of Scotland PLC
6.000% due 09/08/2014 (e)	GBP	1,620	2,400
Rural Electrification Corp. Ltd.
4.250% due 01/25/2016		$300	306
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		6,520	6,969
7.125% due 01/14/2014		1,000	1,002
Santander International Debt S.A.U.
4.625% due 03/21/2016	EUR	2,300	3,382

Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	300	513
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		$13,100	13,951
5.400% due 03/24/2017		10,300	11,062
5.717% due 06/16/2021		19,200	20,110
6.125% due 02/07/2022		2,000	2,115
SL Green Realty Corp.
4.500% due 12/01/2022		11,000	10,493
5.000% due 08/15/2018		10,800	11,521
SLM Corp.
8.000% due 03/25/2020		17,500	19,884
8.450% due 06/15/2018		33,875	39,591
Springleaf Finance Corp.
5.400% due 12/01/2015		1,350	1,407
6.900% due 12/15/2017		14,000	15,372
State Bank of India
4.500% due 07/27/2015		9,700	9,987
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		1,379	1,426
Temasek Financial Ltd.
2.375% due 01/23/2023		500	450
Turkiye Garanti Bankasi A/S
2.742% due 04/20/2016		2,000	1,945
4.000% due 09/13/2017		4,600	4,531
Turkiye Is Bankasi A/S
3.875% due 11/07/2017		2,650	2,560
Turkiye Vakiflar Bankasi Tao
5.750% due 04/24/2017		1,700	1,747
UBS AG
7.000% due 10/15/2015		500	552
7.250% due 02/22/2022		200	220
7.625% due 08/17/2022		3,000	3,437
UBS Preferred Funding Trust
6.243% due 05/15/2016 (e)		2,500	2,675
UOB Cayman Ltd.
5.796% due 03/15/2016 (e)		1,700	1,754
USB Capital
3.500% due 01/31/2014 (e)		6,700	5,260
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	17,800	30,434
6.500% due 01/15/2018		$4,000	4,155
7.000% due 01/15/2018	GBP	7,600	13,089
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$5,100	5,451
5.450% due 11/22/2017		3,300	3,544
6.025% due 07/05/2022		23,300	23,882
6.800% due 11/22/2025		12,900	13,545
6.902% due 07/09/2020		9,100	10,066
VTB Bank OJSC Via VTB Capital S.A.
6.551% due 10/13/2020		3,140	3,340
6.875% due 05/29/2018		200	219
Wachovia Bank N.A.
0.622% due 11/03/2014		3,040	3,046
Wachovia Corp.
0.614% due 10/15/2016		1,400	1,393
5.250% due 08/01/2014		500	514
Wells Fargo & Co.
7.980% due 03/15/2018 (e)		5,600	6,272
Wells Fargo Capital
5.950% due 12/01/2086		2,800	2,776
Weyerhaeuser Co.
7.375% due 10/01/2019		6,600	8,007

			1,406,867

INDUSTRIALS 29.8%
Agilent Technologies, Inc.
5.500% due 09/14/2015		400	431
Aguila S.A.
7.875% due 01/31/2018		1,000	1,065
Aleris International, Inc.
7.625% due 02/15/2018		45,900	48,826
7.875% due 11/01/2020		200	214
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		8,000	8,700
Alliance Data Systems Corp.
5.250% due 12/01/2017		13,250	13,813
ALROSA Finance S.A.
7.750% due 11/03/2020		19,700	21,936
Altice Finco S.A.
9.875% due 12/15/2020		2,000	2,260
Altria Group, Inc.
9.250% due 08/06/2019		6,186	8,154
9.700% due 11/10/2018		2,895	3,807

10.200% due 02/06/2039		3,216	5,019
America Movil S.A.B. de C.V.
5.000% due 03/30/2020		1,300	1,413
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,398	2,536
7.000% due 07/31/2019		1,389	1,469
American Airlines, Inc.
7.500% due 03/15/2016 ^		6,200	6,464
American Tower Corp.
4.700% due 03/15/2022		9,218	9,217
7.000% due 10/15/2017		500	577
AmeriGas Partners LP
6.500% due 05/20/2021		1,431	1,535
Amgen, Inc.
3.875% due 11/15/2021		700	719
5.700% due 02/01/2019		300	346
5.850% due 06/01/2017		100	114
Anadarko Petroleum Corp.
5.950% due 09/15/2016		6,100	6,800
Anglo American Capital PLC
4.125% due 09/27/2022		31,500	29,628
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		3,400	2,933
5.375% due 04/15/2020		5,500	5,165
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		7,400	8,495
Arcelik A/S
5.000% due 04/03/2023		5,100	4,427
Ardagh Packaging Finance PLC
9.250% due 10/15/2020	EUR	2,000	3,002
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	1,600	2,954
Ashland, Inc.
3.000% due 03/15/2016		$7,000	7,175
6.875% due 05/15/2043		1,400	1,330
Associated Materials LLC
9.125% due 11/01/2017		2,500	2,681
Aviation Capital Group Corp.
7.125% due 10/15/2020		5,245	5,877
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		3,346	3,480
Axiata SPV Labuan Ltd.
5.375% due 04/28/2020		160	170
Berry Petroleum Co.
10.250% due 06/01/2014		975	1,010
Berry Plastics Corp.
9.500% due 05/15/2018		9,700	10,452
9.750% due 01/15/2021		4,025	4,679
Bharat Petroleum Corp. Ltd.
4.625% due 10/25/2022		1,700	1,539
Biomet, Inc.
6.500% due 08/01/2020		1,500	1,583
Boston Scientific Corp.
6.000% due 01/15/2020		2,300	2,641
Braskem Finance Ltd.
5.375% due 05/02/2022		13,200	12,349
5.750% due 04/15/2021		15,900	15,661
BRF S.A.
5.875% due 06/06/2022		750	750
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		5,000	5,388
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		3,500	3,581
Building Materials Corp. of America
6.750% due 05/01/2021		5,250	5,696
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		19,391	21,330
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		5,000	5,037
7.750% due 05/15/2019		8,300	9,957
CCO Holdings LLC
7.000% due 01/15/2019		100	106
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		2,800	3,003
CGG S.A.
6.500% due 06/01/2021		4,000	4,120
7.750% due 05/15/2017		3,235	3,340
9.500% due 05/15/2016		2,199	2,325
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	600	944
Cielo S.A.
3.750% due 11/16/2022		$2,900	2,588
Cisco Systems, Inc.
5.500% due 02/22/2016		500	550
CNH Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	1,000	1,562

Columbia University
6.875% due 12/15/2015	$500	554
Columbus International, Inc.
11.500% due 11/20/2014	6,400	6,928
Comcast Corp.
5.300% due 01/15/2014	2,000	2,003
5.900% due 03/15/2016	2,900	3,204
6.500% due 01/15/2015	100	106
Community Health Systems, Inc.
5.125% due 08/15/2018	1,400	1,449
Con-way, Inc.
7.250% due 01/15/2018	5,000	5,750
Concho Resources, Inc.
7.000% due 01/15/2021	600	663
CONSOL Energy, Inc.
8.000% due 04/01/2017	11,600	12,267
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,000	2,985
4.150% due 10/11/2025	975	980
4.750% due 07/12/2022	3,747	3,981
6.000% due 07/12/2020	1,266	1,278
7.250% due 05/10/2021	991	1,135
9.000% due 01/08/2018	1,606	1,830
Continental Resources, Inc.
7.125% due 04/01/2021	1,400	1,594
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^	1,900	285
9.250% due 06/30/2020 ^	5,100	765
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	1,050	1,255
CPI International, Inc.
8.000% due 02/15/2018	1,000	1,050
Crown Castle Towers LLC
4.883% due 08/15/2040	4,666	4,896
6.113% due 01/15/2040	8,000	8,973
CSC Holdings LLC
7.625% due 07/15/2018	1,400	1,608
7.875% due 02/15/2018	3,090	3,546
8.625% due 02/15/2019	5,700	6,712
CSN Islands Corp.
6.875% due 09/21/2019	17,990	18,754
10.000% due 01/15/2015	4,300	4,655
CSN Resources S.A.
6.500% due 07/21/2020	2,950	2,998
CSX Corp.
5.600% due 05/01/2017	5,000	5,616
CVS Pass-Through Trust
5.773% due 01/10/2033	371	390
6.036% due 12/10/2028	485	534
6.943% due 01/10/2030	10,309	11,819
7.507% due 01/10/2032	11,198	13,354
Daimler Finance North America LLC
0.857% due 03/28/2014	1,600	1,602
Del Monte Corp.
7.625% due 02/15/2019	1,000	1,041
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	3,943	4,397
6.718% due 07/02/2024	83	92
7.750% due 06/17/2021	1,591	1,830
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^	4,200	515
9.500% due 12/11/2019 ^	2,650	324
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	8,000	8,336
Devon Energy Corp.
7.950% due 04/15/2032	846	1,101
Devon Financing Corp. LLC
7.875% due 09/30/2031	1,300	1,672
Digicel Group Ltd.
10.500% due 04/15/2018	7,400	7,955
Digicel Ltd.
8.250% due 09/01/2017	3,900	4,076
DISH DBS Corp.
4.625% due 07/15/2017	17,100	17,955
7.125% due 02/01/2016	3,340	3,707
7.875% due 09/01/2019	1,400	1,607
Dolphin Energy Ltd.
5.500% due 12/15/2021	1,600	1,752
DP World Sukuk Ltd.
6.250% due 07/02/2017	4,000	4,410
Eagle Spinco, Inc.
4.625% due 02/15/2021	4,000	3,935
Ecopetrol S.A.
7.625% due 07/23/2019	30,940	36,819
El Paso LLC
7.000% due 06/15/2017	3,650	4,144

7.750% due 01/15/2032		1,600	1,628
8.250% due 02/15/2016		10,984	12,031
Embraer Overseas Ltd.
5.696% due 09/16/2023		782	786
Encana Corp.
6.500% due 05/15/2019		700	818
6.500% due 08/15/2034		4,700	5,144
Energy Transfer Partners LP
6.625% due 10/15/2036		2,600	2,802
9.700% due 03/15/2019		177	229
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,554
Enterprise Products Operating LLC
4.050% due 02/15/2022		$5,194	5,265
7.034% due 01/15/2068		1,200	1,327
8.375% due 08/01/2066		7,525	8,343
Equinix, Inc.
4.875% due 04/01/2020		8,700	8,700
ERAC USA Finance LLC
6.375% due 10/15/2017		1,000	1,158
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	1,600	2,573
FBG Finance Ltd.
5.125% due 06/15/2015		$1,000	1,061
Flextronics International Ltd.
4.625% due 02/15/2020		3,700	3,626
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		3,000	3,248
FMG Resources Pty. Ltd.
7.000% due 11/01/2015		2,368	2,461
FPT Finance Ltd.
6.375% due 09/28/2020		700	721
Freeport-McMoRan Copper & Gold, Inc.
2.375% due 03/15/2018		2,800	2,795
GenCorp, Inc.
7.125% due 03/15/2021		1,700	1,828
Geo Debt Finance S.C.A.
7.500% due 08/01/2018	EUR	1,100	1,615
Georgia-Pacific LLC
5.400% due 11/01/2020		$4,900	5,476
7.250% due 06/01/2028		900	1,085
7.750% due 11/15/2029		5,100	6,459
8.000% due 01/15/2024		4,200	5,407
Gerdau Holdings, Inc.
7.000% due 01/20/2020		5,100	5,585
Gerdau Trade, Inc.
5.750% due 01/30/2021		8,300	8,508
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		7,400	6,015
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	2,647	5,240
Grifols, Inc.
8.250% due 02/01/2018		$9,500	10,141
Grohe Holding GmbH
4.277% due 09/15/2017	EUR	800	1,103
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$8,300	9,369
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	318	457
Harvest Operations Corp.
6.875% due 10/01/2017		$1,100	1,210
HCA, Inc.
5.875% due 03/15/2022		5,800	6,003
6.375% due 01/15/2015		100	105
6.500% due 02/15/2020		24,572	27,060
7.190% due 11/15/2015		1,800	1,971
7.250% due 09/15/2020		2,600	2,841
7.875% due 02/15/2020		3,600	3,875
8.500% due 04/15/2019		19,950	21,197
9.000% due 12/15/2014		130	140
HD Supply, Inc.
7.500% due 07/15/2020		1,900	2,057
8.125% due 04/15/2019		17,220	19,265
Health Management Associates, Inc.
6.125% due 04/15/2016		390	434
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	1,400	2,256
HeidelbergCement Finance Luxembourg S.A.
6.750% due 12/15/2015		600	907
7.500% due 10/31/2014		12,500	18,090
Hospira, Inc.
5.200% due 08/12/2020		$2,000	2,076
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,520	5,664
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	8,421	11,700

Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		$400	402
Jarden Corp.
6.125% due 11/15/2022		2,500	2,688
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		200	219
KazMunayGas National Co. JSC
11.750% due 01/23/2015		8,500	9,350
KB Home
8.000% due 03/15/2020		886	983
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		2,100	2,182
5.300% due 09/15/2020		10,300	11,365
L Brands, Inc.
6.900% due 07/15/2017		2,000	2,310
Lafarge S.A.
6.625% due 11/29/2018	EUR	6,500	10,286
6.750% due 12/16/2019		3,600	5,748
Legrand France S.A.
8.500% due 02/15/2025		$75	97
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		1,750	1,718
4.750% due 04/15/2023		2,250	2,077
Merck & Co., Inc.
6.000% due 09/15/2017		130	150
Michael Foods Group, Inc.
9.750% due 07/15/2018		2,900	3,168
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		1,300	1,269
Mongolian Mining Corp.
8.875% due 03/29/2017		1,700	1,352
MultiPlan, Inc.
9.875% due 09/01/2018		11,100	12,265
Mylan, Inc.
6.000% due 11/15/2018		2,700	2,877
7.875% due 07/15/2020		2,700	3,055
Nakilat, Inc.
6.067% due 12/31/2033		4,900	5,170
New Albertson’s, Inc.
6.570% due 02/23/2028		800	498
7.750% due 06/15/2026		2,250	1,834
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022		7,230	5,779
Newfield Exploration Co.
5.750% due 01/30/2022		800	828
6.875% due 02/01/2020		1,800	1,937
7.125% due 05/15/2018		3,900	4,060
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		13,000	13,227
Nielsen Finance LLC
7.750% due 10/15/2018		500	543
Noble Group Ltd.
4.875% due 08/05/2015		1,300	1,357
6.625% due 08/05/2020		1,700	1,762
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		803	870
Northwest Pipeline LLC
7.000% due 06/15/2016		5,000	5,693
Novelis, Inc.
8.375% due 12/15/2017		11,900	12,726
8.750% due 12/15/2020		22,225	24,836
NXP BV
3.500% due 09/15/2016		6,300	6,473
OGX Austria GmbH
8.375% due 04/01/2022 ^		12,200	1,037
8.500% due 06/01/2018 ^		20,900	1,777
OI European Group BV
6.750% due 09/15/2020	EUR	1,300	2,082
ONEOK Partners LP
3.375% due 10/01/2022		$3,000	2,805
5.000% due 09/15/2023		7,100	7,375
Oshkosh Corp.
8.250% due 03/01/2017		1,000	1,054
8.500% due 03/01/2020		900	999
Pearson Dollar Finance PLC
5.700% due 06/01/2014		1,000	1,019
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	16,800	26,540
5.750% due 03/01/2018		$4,630	5,186
Penske Truck Leasing Co. LP
2.500% due 03/15/2016		10,400	10,660
Pertamina Persero PT
4.300% due 05/20/2023		10,000	8,750
4.875% due 05/03/2022		370	340
Petrobras International Finance Co.
5.375% due 01/27/2021		25,300	25,204

7.875% due 03/15/2019		19,320	21,970
Petrofac Ltd.
3.400% due 10/10/2018		2,500	2,519
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		31,290	23,233
5.375% due 04/12/2027		23,445	12,602
5.500% due 04/12/2037		58,685	30,369
8.500% due 11/02/2017		18,600	15,531
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		4,434	4,722
9.750% due 08/14/2019		2,000	2,520
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		6,200	6,161
Pioneer Natural Resources Co.
6.650% due 03/15/2017		10,270	11,714
Plains Exploration & Production Co.
6.625% due 05/01/2021		3,600	3,948
Polymer Group, Inc.
7.750% due 02/01/2019		300	321
Post Holdings, Inc.
7.375% due 02/15/2022		150	161
Pride International, Inc.
6.875% due 08/15/2020		1,500	1,797
8.500% due 06/15/2019		6,661	8,405
QGOG Constellation S.A.
6.250% due 11/09/2019		9,000	8,617
Quebecor Media, Inc.
7.750% due 03/15/2016		1,520	1,543
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		2,000	1,770
Rain CII Carbon LLC
8.000% due 12/01/2018		1,400	1,456
Regency Energy Partners LP
4.500% due 11/01/2023		10,800	9,882
5.750% due 09/01/2020		8,000	8,300
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,600	7,512
5.400% due 02/14/2022		3,500	3,541
Reliance Steel & Aluminum Co.
4.500% due 04/15/2023		500	491
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		19,400	19,885
6.875% due 02/15/2021		1,500	1,624
7.125% due 04/15/2019		5,300	5,671
7.875% due 08/15/2019		900	999
Rhodia S.A.
6.875% due 09/15/2020		2,300	2,546
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		200	205
Rockies Express Pipeline LLC
3.900% due 04/15/2015		4,000	4,010
5.625% due 04/15/2020		31,440	28,060
Rogers Communications, Inc.
6.750% due 03/15/2015		2,100	2,250
Russian Railways via RZD Capital PLC
5.700% due 04/05/2022		3,500	3,573
5.739% due 04/03/2017		9,800	10,645
7.487% due 03/25/2031	GBP	1,000	1,813
SCF Capital Ltd.
5.375% due 10/27/2017		$2,500	2,526
Scientific Games International, Inc.
9.250% due 06/15/2019		900	970
Sealed Air Corp.
6.500% due 12/01/2020		1,300	1,404
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		18,000	17,887
6.700% due 10/25/2017		1,000	1,081
Sigma Alimentos S.A. de C.V.
6.875% due 12/16/2019		1,000	1,130
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	5,600	8,012
7.750% due 11/15/2019		6,400	9,641
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		$150	179
Southwestern Energy Co.
7.500% due 02/01/2018		5,000	5,926
Spirit Issuer PLC
5.472% due 12/28/2034	GBP	2,500	3,860
6.582% due 12/28/2027		2,273	3,915
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	1,075
Sunoco Logistics Partners Operations LP
5.500% due 02/15/2020		500	536
Teck Resources Ltd.
3.850% due 08/15/2017		1,500	1,587

Telefonica Emisiones S.A.U.
6.221% due 07/03/2017		1,200	1,355
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	2,200	3,217
6.375% due 11/15/2020		1,200	1,783
6.625% due 02/15/2021		1,500	2,239
6.750% due 08/15/2024		5,000	7,348
Tenet Healthcare Corp.
4.500% due 04/01/2021		$5,600	5,327
6.000% due 10/01/2020		4,500	4,705
Tesco PLC
5.500% due 11/15/2017		9,475	10,508
Time Warner Cable, Inc.
5.850% due 05/01/2017		100	109
7.300% due 07/01/2038		400	399
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		800	920
Tomkins LLC
9.000% due 10/01/2018		1,444	1,588
Transocean, Inc.
4.950% due 11/15/2015		5,200	5,573
Trinidad Drilling Ltd.
7.875% due 01/15/2019		600	641
U.S. Airways Pass-Through Trust
4.625% due 12/03/2026		1,993	2,023
UAL Equipment Trust AB
10.850% due 02/19/2015 ^		551	281
UAL Pass-Through Trust
7.336% due 01/02/2021		363	385
9.750% due 07/15/2018		6,655	7,653
10.400% due 05/01/2018		925	1,050
United Rentals North America, Inc.
8.250% due 02/01/2021		4,200	4,757
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	4,700	6,588
UPC Holding BV
8.375% due 08/15/2020		14,000	21,282
UPCB Finance Ltd.
6.375% due 07/01/2020		9,950	14,732
6.875% due 01/15/2022		$1,000	1,068
7.625% due 01/15/2020	EUR	4,000	5,978
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$1,800	270
9.500% due 01/21/2020 ^		1,300	195
USG Corp.
9.750% due 01/15/2018		1,457	1,730
Vale Overseas Ltd.
4.375% due 01/11/2022		500	488
4.625% due 09/15/2020		6,200	6,374
8.250% due 01/17/2034		1,525	1,768
Valeant Pharmaceuticals International, Inc.
5.625% due 12/01/2021		1,200	1,209
6.500% due 07/15/2016		1,830	1,889
Valero Energy Corp.
6.125% due 06/15/2017		230	262
6.625% due 06/15/2037		4,600	5,248
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		4,000	4,290
7.748% due 02/02/2021		11,700	12,738
9.125% due 04/30/2018		900	1,060
Volkswagen International Finance NV
0.996% due 03/21/2014		700	701
4.000% due 08/12/2020		4,800	5,041
Williams Partners LP
3.350% due 08/15/2022		3,150	2,925
4.500% due 11/15/2023		3,000	2,981
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		800	846
11.750% due 07/15/2017		1,250	1,331
Windstream Corp.
7.750% due 10/15/2020		1,300	1,386
7.875% due 11/01/2017		2,900	3,328
Wynn Las Vegas LLC
7.750% due 08/15/2020		4,100	4,623
Xerox Corp.
6.400% due 03/15/2016		800	885
Yellowstone Energy LP
5.750% due 12/31/2026		3,850	3,598
Zhaikmunai LLP
7.125% due 11/13/2019		4,000	4,205

Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	17,800	26,024

			1,638,500

UTILITIES 10.9%
Access Midstream Partners LP
4.875% due 05/15/2023		$20,506	19,891
AES Corp.
8.000% due 10/15/2017		100	118
8.000% due 06/01/2020		6,700	7,872
AES Panama S.A.
6.350% due 12/21/2016		200	214
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		500	504
8.700% due 08/07/2018		15,800	19,290
Ameren Illinois Co.
6.250% due 04/01/2018		1,400	1,594
Anadarko Finance Co.
7.500% due 05/01/2031		1,000	1,216
Beaver Valley Funding Corp.
9.000% due 06/01/2017		45	45
BP Capital Markets PLC
3.625% due 05/08/2014		1,200	1,213
4.750% due 03/10/2019		200	223
British Telecommunications PLC
8.500% due 12/07/2016	GBP	2,576	5,036
Bruce Mansfield Unit
6.850% due 06/01/2034		$2,351	2,482
Calpine Corp.
7.875% due 07/31/2020		1,600	1,760
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		12,810	13,770
CenturyLink, Inc.
6.000% due 04/01/2017		5,000	5,537
CMS Energy Corp.
4.250% due 09/30/2015		1,400	1,476
5.050% due 02/15/2018		3,000	3,291
6.250% due 02/01/2020		2,100	2,428
Colbun S.A.
6.000% due 01/21/2020		2,300	2,477
Duke Energy Corp.
5.050% due 09/15/2019		250	278
E.CL S.A.
5.625% due 01/15/2021		3,500	3,704
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		4,500	4,680
10.000% due 12/01/2020		3,000	3,195
Entergy Corp.
3.625% due 09/15/2015		1,800	1,858
EP Energy LLC
7.750% due 09/01/2022		2,300	2,588
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		368	385
FirstEnergy Corp.
7.375% due 11/15/2031		14,790	16,073
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	107
Frontier Communications Corp.
7.000% due 11/01/2025		400	378
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		17,500	17,850
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	7,566
6.510% due 03/07/2022		2,600	2,804
8.625% due 04/28/2034		16,350	19,375
9.250% due 04/23/2019		19,150	23,650
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		10,000	10,150
Intergas Finance BV
6.375% due 05/14/2017		3,700	3,996
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		2,200	2,446
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		9,200	9,928
6.000% due 01/15/2018		100	110
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	2,750	4,923
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		$1,300	1,302
Korea Electric Power Corp.
3.000% due 10/05/2015		700	721
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,400	1,443

LG&E and KU Energy LLC
3.750% due 11/15/2020		11,350	11,486
Linn Energy LLC
7.750% due 02/01/2021		1,900	2,019
Majapahit Holding BV
7.250% due 06/28/2017		1,600	1,760
7.750% due 10/17/2016		700	772
7.750% due 01/20/2020		6,610	7,287
8.000% due 08/07/2019		6,900	7,737
MarkWest Energy Partners LP
4.500% due 07/15/2023		18,604	17,534
5.500% due 02/15/2023		2,275	2,303
MetroPCS Wireless, Inc.
6.250% due 04/01/2021		5,700	5,935
Midwest Generation LLC
8.560% due 01/02/2016 ^		278	318
Millicom International Cellular S.A.
6.625% due 10/15/2021		3,300	3,430
Nevada Power Co.
5.875% due 01/15/2015		450	474
6.500% due 05/15/2018		6,050	7,135
NGPL PipeCo LLC
7.119% due 12/15/2017		14,900	13,559
9.625% due 06/01/2019		1,200	1,179
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		23,125	21,333
6.604% due 02/03/2021		23,400	25,740
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		8,460	8,714
Orange S.A.
4.375% due 07/08/2014		200	204
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		462	521
Petroleos Mexicanos
5.500% due 01/21/2021		12,300	13,284
8.000% due 05/03/2019		25,240	30,667
Plains All American Pipeline LP
3.650% due 06/01/2022		4,800	4,717
5.750% due 01/15/2020		1,500	1,713
8.750% due 05/01/2019		1,300	1,664
PSEG Power LLC
5.320% due 09/15/2016		1,290	1,420
5.500% due 12/01/2015		900	975
Puget Energy, Inc.
6.500% due 12/15/2020		5,000	5,690
Qtel International Finance Ltd.
3.375% due 10/14/2016		900	945
4.750% due 02/16/2021		8,200	8,631
5.000% due 10/19/2025		4,200	4,189
6.500% due 06/10/2014		500	512
Qwest Corp.
6.500% due 06/01/2017		1,300	1,470
7.250% due 09/15/2025		3,250	3,462
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		2,983	3,214
5.500% due 09/30/2014		600	621
5.832% due 09/30/2016		776	826
5.838% due 09/30/2027		1,370	1,463
6.332% due 09/30/2027		500	551
Red Oak Power LLC
8.540% due 11/30/2019		1,535	1,642
9.200% due 11/30/2029		150	166
Rosneft Finance S.A.
6.625% due 03/20/2017		10,800	11,988
7.250% due 02/02/2020		2,800	3,171
7.500% due 07/18/2016		21,650	24,410
7.875% due 03/13/2018		7,410	8,596
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017		7,800	7,917
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,899
6.750% due 07/01/2037		25	31
Sprint Communications, Inc.
6.000% due 12/01/2016		14,375	15,723
8.375% due 08/15/2017		1,100	1,279
Sprint Corp.
7.125% due 06/15/2024		2,800	2,849
7.875% due 09/15/2023		3,200	3,448
Targa Resources Partners LP
4.250% due 11/15/2023		8,250	7,425
5.250% due 05/01/2023		7,300	7,108
TECO Finance, Inc.
6.750% due 05/01/2015		7,150	7,558
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	128,300	10,633

Tenaska Alabama Partners LP
7.000% due 06/30/2021		$113	122
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	100	138
Verizon Communications, Inc.
5.150% due 09/15/2023		$6,600	7,089
5.550% due 02/15/2016		400	438
8.750% due 11/01/2018		975	1,248
VimpelCom Holdings BV
5.950% due 02/13/2023		20,200	19,139
Vodafone Group PLC
4.150% due 06/10/2014		250	254
5.625% due 02/27/2017		800	895

			600,567

Total Corporate Bonds & Notes (Cost $3,570,780)			3,645,934

MUNICIPAL BONDS & NOTES 4.2%
ALABAMA 0.3%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)		34,600	15,750

CALIFORNIA 1.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		2,000	2,211
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052		4,000	3,791
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		200	210
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039		800	1,036
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		8,605	11,345
7.700% due 11/01/2030		2,900	3,362
7.950% due 03/01/2036		1,400	1,620
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2024		3,000	3,341
5.000% due 09/01/2028		1,755	1,867
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		2,000	2,123
California State Public Works Board Revenue Bonds, Series 2011
5.125% due 10/01/2031		3,000	3,093
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.375% due 04/01/2028		4,300	4,202
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035		5,400	5,275
5.000% due 06/01/2038		3,500	3,362
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		100	68
5.750% due 06/01/2047		4,650	3,450
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		900	1,066
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		4,100	4,372
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		2,200	2,617
7.618% due 08/01/2040		3,100	3,630
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039		1,000	1,183
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040		400	446
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043		1,704	1,966
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041		2,550	3,075
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
7.021% due 08/01/2040		600	651
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040		2,300	2,475
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040		1,400	1,448
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.400% due 06/01/2027		985	849
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037		1,050	752
5.125% due 06/01/2046		300	204
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045		900	995
6.296% due 05/15/2050		600	653

6.398% due 05/15/2031	1,000	1,128

		77,866

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2027	2,495	2,773
5.000% due 12/01/2029	3,500	3,823

		6,596

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	100	109

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	2,150	2,495

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,830	1,780

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	750	809
Kentucky State Property & Building Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014	500	516

		1,325

MASSACHUSETTS 0.1%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
1.677% due 07/01/2020	900	899
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2028	3,000	3,306
5.000% due 08/15/2030	2,700	2,936

		7,141

NEW JERSEY 0.3%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	200	157
5.000% due 06/01/2041	21,960	15,515

		15,672

NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	510	544
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	3,000	3,564
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038	10,000	10,373
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	6,000	6,265
6.282% due 06/15/2042	900	972
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2032	1,000	1,059
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	4,985
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,110
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	2,000	2,190
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	400	406

		31,468

NORTH CAROLINA 0.0%
North Carolina State Revenue Bonds, Series 2011
5.000% due 05/01/2026	1,800	1,991

OHIO 0.8%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,000	1,269
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	900	1,106
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,700	8,552

5.875% due 06/01/2030	5,900	4,470
5.875% due 06/01/2047	21,800	16,212
6.000% due 06/01/2042	11,825	8,965
6.500% due 06/01/2047	500	404
JobsOhio Beverage System Revenue Bonds, Series 2013
4.532% due 01/01/2035	1,500	1,380

		42,358

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	117
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	1,800	1,869

		1,986

TEXAS 0.1%
Dallas, Texas General Obligation Bonds, Series 2012
5.000% due 02/15/2024	15	18
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	5,400	5,446

		5,464

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	23,560	18,325

Total Municipal Bonds & Notes (Cost $239,622)		230,326

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
0.615% due 10/18/2030	6	6
0.665% due 03/25/2017	13	14
1.344% due 03/01/2044	59	61
2.790% due 07/01/2022	977	952
2.810% due 06/01/2022	1,954	1,910
3.500% due 08/01/2043 - 02/01/2044	12,296	12,220
4.000% due 01/01/2041 - 02/01/2044	39,000	40,095
4.412% due 12/01/2036	90	95
4.485% due 09/25/2040 (a)	1,200	173
5.000% due 11/01/2035	176	191
5.500% due 01/01/2025 - 01/01/2044	26,356	29,008
5.635% due 09/25/2037 (a)	3,673	443
6.500% due 06/25/2028	105	119
6.850% due 12/18/2027	80	91
Freddie Mac
0.625% due 12/29/2014 (g)(k)	20,000	20,091
0.667% due 09/15/2030	21	21
1.342% due 02/25/2045	22	23
1.344% due 10/25/2044	133	134
1.544% due 07/25/2044	231	235
2.362% due 05/01/2023	8	8
5.500% due 09/15/2017	54	57
6.500% due 07/25/2043	11	12
Ginnie Mae
1.625% due 11/20/2023 - 11/20/2027	109	113
6.112% due 09/16/2042	2,739	2,996
9.250% due 12/20/2019 - 06/20/2021	8	8
New Valley Generation
7.299% due 03/15/2019	509	588
Small Business Administration
4.340% due 03/01/2024	108	114
4.504% due 02/10/2014	5	6
5.080% due 11/01/2022	255	277
5.130% due 09/01/2023	17	18
6.900% due 12/01/2020	165	181
7.150% due 03/01/2017	58	62
7.190% due 12/01/2019	69	75
7.300% due 05/01/2017	28	30
Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,101

Total U.S. Government Agencies (Cost $111,875)		111,528

MORTGAGE-BACKED SECURITIES 6.0%
Adjustable Rate Mortgage Trust
2.446% due 01/25/2035	3,055	3,023
2.845% due 11/25/2035	1,402	1,408
4.927% due 01/25/2036	796	733
American General Mortgage Loan Trust
5.150% due 03/25/2058	342	346
American Home Mortgage Assets Trust
0.355% due 05/25/2046	489	361

0.375% due 10/25/2046	1,252	817
American Home Mortgage Investment Trust
2.099% due 12/25/2035	1,449	1,045
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	2,220	2,429
5.746% due 02/10/2051	10,000	11,062
Banc of America Funding Corp.
0.665% due 06/26/2035	5,083	4,819
0.665% due 07/26/2036	554	541
2.768% due 09/20/2035	273	239
2.872% due 03/20/2036	188	169
5.500% due 01/25/2036	626	637
6.000% due 07/25/2037 ^	907	676
6.000% due 08/25/2037 ^	682	590
Banc of America Mortgage Trust
2.867% due 11/20/2046 ^	5,088	4,121
2.932% due 02/25/2036 ^	75	64
4.442% due 11/25/2034	103	101
5.500% due 12/25/2020	209	215
5.500% due 11/25/2035	360	360
6.000% due 10/25/2036 ^	545	482
Bear Stearns Adjustable Rate Mortgage Trust
2.363% due 02/25/2033	6	6
2.401% due 02/25/2036 ^	1,573	1,102
2.547% due 01/25/2035	49	48
2.600% due 03/25/2035	17,908	18,073
2.703% due 08/25/2035	2,735	2,494
2.761% due 01/25/2034	6	6
2.786% due 01/25/2034	22	22
2.838% due 02/25/2033	11	11
5.095% due 01/25/2035	1,390	1,402
Bear Stearns Alt-A Trust
2.484% due 08/25/2036 ^	520	217
2.598% due 11/25/2036	5,274	3,659
2.649% due 05/25/2035	422	412
2.672% due 11/25/2036	364	269
2.700% due 03/25/2036 ^	584	407
2.708% due 09/25/2035	1,624	1,427
4.387% due 11/25/2036 ^	374	287
Chase Mortgage Finance Trust
5.500% due 11/25/2035	1,715	1,718
5.500% due 07/25/2037	3,509	3,230
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035	1,056	1,035
2.540% due 05/25/2035	178	173
2.550% due 10/25/2035	550	534
2.613% due 08/25/2035	258	146
2.630% due 05/25/2035	1,359	1,305
2.825% due 03/25/2034	68	68
2.845% due 09/25/2037 ^	1,329	1,098
5.531% due 04/25/2037	1,064	933
5.637% due 09/25/2037 ^	884	749
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	262	218
6.000% due 06/25/2037 ^	2,108	1,755
Countrywide Alternative Loan Trust
0.285% due 06/25/2036	9,705	7,736
0.362% due 12/20/2046	2,979	2,131
0.377% due 07/20/2046 ^	1,248	753
0.395% due 08/25/2046	68	7
0.447% due 09/20/2046	491	128
0.497% due 11/20/2035	455	350
1.071% due 12/25/2035	408	311
2.820% due 02/25/2037 ^	2,610	2,257
4.884% due 10/25/2035 ^	202	169
5.500% due 11/25/2035 ^	2,326	2,010
5.500% due 12/25/2035	1,658	1,436
5.500% due 01/25/2036	678	593
5.750% due 02/25/2035	1,536	1,447
5.750% due 03/25/2037 ^	343	282
6.000% due 02/25/2037 ^	5,436	4,085
6.000% due 02/25/2037	816	596
6.250% due 11/25/2036 ^	2,648	2,279
6.250% due 12/25/2036 ^	1,220	988
6.250% due 08/25/2037 ^	8,184	6,578
Countrywide Home Loan Mortgage Pass-Through Trust
0.395% due 05/25/2035	185	162
0.465% due 04/25/2046 ^	186	76
0.505% due 06/25/2035	309	270
2.497% due 10/19/2032	6	5
2.520% due 04/20/2035	429	436
2.671% due 07/20/2034	552	542
3.014% due 02/25/2034	785	773
5.000% due 04/25/2035	388	388
5.500% due 01/25/2035	873	900
5.500% due 09/25/2035 ^	1,286	1,260

5.500% due 12/25/2035 ^		1,200	1,129
6.000% due 05/25/2036 ^		559	512
6.000% due 01/25/2037		11,984	11,065
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		487	527
5.760% due 09/15/2039		16,000	17,591
Credit Suisse First Boston Mortgage Securities Corp.
2.291% due 06/25/2033		487	480
6.000% due 01/25/2036		2,212	1,646
Credit Suisse Mortgage Capital Certificates
2.481% due 02/26/2036		1,710	1,653
2.584% due 09/26/2047		1,846	1,843
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		654	425
Deutsche ALT-A Securities, Inc.
0.345% due 06/25/2037 ^		2,849	2,229
5.031% due 10/25/2035		261	228
5.500% due 12/25/2035 ^		502	440
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		417	284
EMF-NL Prime BV
1.025% due 04/17/2041	EUR	1,868	2,269
First Horizon Asset Securities, Inc.
5.073% due 02/25/2036		$794	768
First Horizon Mortgage Pass-Through Trust
2.559% due 02/25/2035		802	807
5.750% due 02/25/2036		381	372
5.750% due 05/25/2037 ^		2,566	2,321
General Electric Capital Assurance Co.
5.254% due 05/12/2035		200	208
GMAC Mortgage Corp. Loan Trust
2.930% due 11/19/2035		378	357
3.001% due 04/19/2036		171	147
Greenpoint Mortgage Funding Trust
0.435% due 11/25/2045		77	59
Greenpoint Mortgage Pass-Through Certificates
2.792% due 10/25/2033		682	675
GSR Mortgage Loan Trust
2.295% due 06/25/2034		232	230
2.565% due 11/25/2035		224	189
2.627% due 01/25/2036 ^		327	308
2.660% due 11/25/2035		2,998	2,911
2.671% due 09/25/2035		184	184
2.766% due 05/25/2034		913	902
2.870% due 05/25/2035		958	876
6.000% due 02/25/2036 ^		4,940	4,336
6.000% due 03/25/2037		864	763
6.000% due 05/25/2037		362	338
HarborView Mortgage Loan Trust
0.356% due 09/19/2037		1,087	861
0.356% due 01/19/2038		1,390	1,141
5.329% due 06/19/2036 ^		352	259
HomeBanc Mortgage Trust
0.425% due 01/25/2036		940	786
5.480% due 04/25/2037 ^		300	241
IndyMac Mortgage Loan Trust
0.405% due 07/25/2035		110	100
0.435% due 06/25/2037 ^		355	114
2.456% due 07/25/2037		219	137
2.777% due 08/25/2036		144	100
2.939% due 06/25/2036		766	576
JPMorgan Alternative Loan Trust
0.275% due 09/25/2036 ^		1,544	1,220
0.305% due 03/25/2037		1,624	1,011
JPMorgan Mortgage Trust
2.430% due 07/27/2037		2,898	2,492
2.700% due 08/25/2035 ^		1,400	1,343
2.719% due 07/25/2035		214	214
2.789% due 04/25/2035		3,072	3,072
5.115% due 04/25/2036		215	196
5.145% due 06/25/2037 ^		4,932	4,436
5.243% due 07/25/2035		318	326
5.750% due 01/25/2036 ^		706	649
JPMorgan Resecuritization Trust
0.665% due 06/26/2036		1,110	1,099
0.665% due 03/26/2037		1,808	1,751
LB Mortgage Trust
8.544% due 01/20/2017		43	43
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,700	1,857
5.424% due 02/15/2040		740	817
5.866% due 09/15/2045		531	590
Lehman XS Trust
0.325% due 03/25/2047		1,181	821
0.345% due 07/25/2037		1,087	732
0.395% due 06/25/2046 ^		15	0

MASTR Adjustable Rate Mortgages Trust
0.405% due 05/25/2037		246	168
0.505% due 05/25/2047 ^		444	126
0.879% due 01/25/2047 ^		1,607	1,026
2.540% due 08/25/2034		78	78
2.643% due 11/25/2033		50	49
MASTR Alternative Loan Trust
0.565% due 03/25/2036		691	157
Merrill Lynch Alternative Note Asset Trust
2.835% due 06/25/2037 ^		334	212
Merrill Lynch Floating Trust
0.706% due 07/09/2021		1,800	1,783
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036		3,354	3,076
1.596% due 10/25/2035		1,568	1,524
3.031% due 05/25/2034		568	560
5.425% due 12/25/2035		3,020	2,882
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		750	835
5.894% due 08/12/2049		300	335
Morgan Stanley Capital Trust
5.597% due 04/12/2049		688	698
5.692% due 04/15/2049		1,200	1,331
5.910% due 06/11/2049		3,400	3,799
Morgan Stanley Mortgage Loan Trust
2.184% due 06/25/2036		92	86
2.306% due 07/25/2035		6,522	5,814
2.475% due 11/25/2037		1,961	1,506
6.000% due 10/25/2037 ^		9,033	6,988
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		304	304
Opera Germany PLC
0.444% due 10/20/2014	EUR	841	1,136
Prime Mortgage Trust
0.665% due 02/25/2035		$1,062	979
RBSGC Structured Trust
5.500% due 11/25/2035		8,052	6,945
RBSSP Resecuritization Trust
0.485% due 03/26/2037		2,627	2,516
0.665% due 09/26/2034		867	837
0.665% due 03/26/2036		909	894
0.665% due 04/26/2037		869	832
Residential Accredit Loans, Inc. Trust
0.265% due 05/25/2037		820	555
0.355% due 07/25/2036		393	288
0.365% due 12/25/2046 ^		485	206
0.395% due 05/25/2037 ^		282	45
3.079% due 03/25/2035 ^		904	736
3.232% due 02/25/2035		262	210
3.668% due 02/25/2036 ^		238	169
6.000% due 06/25/2036		287	223
6.000% due 05/25/2037		225	178
6.500% due 07/25/2036		1,107	871
Residential Asset Securitization Trust
0.565% due 01/25/2046 ^		1,489	794
6.000% due 02/25/2036		692	539
6.250% due 09/25/2037		2,977	2,132
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^		451	370
3.288% due 02/25/2036 ^		1,210	1,064
6.000% due 10/25/2036		1,445	1,295
Salomon Brothers Mortgage Securities, Inc.
0.665% due 05/25/2032		27	25
Structured Adjustable Rate Mortgage Loan Trust
0.365% due 04/25/2047		1,572	1,114
2.267% due 09/25/2036 ^		2,688	1,688
2.487% due 01/25/2035		651	600
2.557% due 09/25/2035		6,497	6,210
2.737% due 01/25/2036 ^		23	22
5.038% due 05/25/2036		7,900	7,261
5.080% due 03/25/2036 ^		201	168
Structured Asset Mortgage Investments Trust
0.385% due 05/25/2036		2,267	1,668
0.425% due 05/25/2046 ^		161	32
0.826% due 09/19/2032		63	61
Structured Asset Securities Corp.
5.500% due 12/25/2034		610	616
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.125% due 07/25/2032		2	2
2.357% due 06/25/2033		556	550
6.000% due 11/25/2034		913	920
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020		1,473	1,458
Wachovia Mortgage Loan Trust LLC
2.640% due 08/20/2035		1,926	1,789
5.383% due 10/20/2035		235	231

WaMu Mortgage Pass-Through Certificates
0.425% due 11/25/2045		1,899	1,741
0.435% due 12/25/2045		1,661	1,522
0.485% due 08/25/2045		1,548	1,501
0.839% due 02/25/2047		1,195	952
0.889% due 06/25/2047		395	141
0.949% due 12/25/2046		545	517
1.019% due 10/25/2046		2,144	1,710
1.139% due 08/25/2046		4,929	4,258
1.143% due 02/25/2046		717	676
1.343% due 11/25/2042		5	5
1.543% due 06/25/2042		9	8
1.543% due 08/25/2042		10	9
2.207% due 02/27/2034		76	75
2.369% due 09/25/2036 ^		848	746
2.423% due 09/25/2033		9,809	9,922
2.463% due 07/25/2046		1,476	1,394
2.463% due 10/25/2046		403	382
2.517% due 02/25/2037 ^		964	850
4.256% due 12/25/2036 ^		959	861
Washington Mutual MSC Mortgage Pass-Through Certificates
0.405% due 01/25/2047 ^		1,120	666
0.905% due 04/25/2047 ^		103	11
0.909% due 04/25/2047 ^		403	88
0.979% due 05/25/2047 ^		377	31
2.063% due 02/25/2033		3	3
Wells Fargo Mortgage-Backed Securities Trust
0.665% due 07/25/2037		409	357
2.494% due 09/25/2033		217	218
2.612% due 07/25/2036 ^		373	358
2.615% due 12/25/2034		339	343
2.616% due 05/25/2036 ^		727	678
2.627% due 06/25/2035		1,185	1,200
2.628% due 03/25/2036		2,793	2,780
2.629% due 10/25/2035		1,138	1,120
2.641% due 04/25/2036		178	165
2.685% due 07/25/2036 ^		989	901
2.691% due 04/25/2035		299	301
5.500% due 03/25/2036		4,069	4,153
5.750% due 05/25/2036		1,809	1,776
5.916% due 11/25/2037 ^		2,524	2,272
6.000% due 04/25/2037		1,899	1,825

Total Mortgage-Backed Securities (Cost $310,904)			330,128

ASSET-BACKED SECURITIES 2.3%
Accredited Mortgage Loan Trust
0.295% due 02/25/2037		1,515	1,412
ACE Securities Corp. Home Equity Loan Trust
0.465% due 02/25/2036		700	546
AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017		750	795
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		153	153
7.001% due 09/20/2022		8,700	8,688
Argent Securities Trust
0.435% due 05/25/2036		793	291
Asset-Backed Funding Certificates Trust
0.325% due 01/25/2037		1,163	666
0.385% due 01/25/2037		4,978	2,876
Avoca CLO PLC
0.591% due 09/15/2021	EUR	4,258	5,767
Bear Stearns Asset-Backed Securities Trust
0.275% due 02/25/2037		$785	720
0.485% due 08/25/2036		6,399	6,328
0.655% due 09/25/2035		1,000	724
0.965% due 10/27/2032		36	34
1.165% due 10/25/2037		399	377
1.415% due 08/25/2037		2,043	1,779
Carrington Mortgage Loan Trust
0.625% due 06/25/2035		1,500	1,341
CIT Education Loan Trust
0.363% due 03/15/2026		3,449	3,396
Citigroup Mortgage Loan Trust, Inc.
0.415% due 08/25/2036		3,000	1,407
Countrywide Asset-Backed Certificates
0.315% due 02/25/2037		2,326	2,079
0.335% due 06/25/2047		2,000	1,646
0.345% due 07/25/2036		844	823
0.345% due 06/25/2047		2,000	1,601
0.415% due 04/25/2036		801	784
0.515% due 04/25/2036		1,000	950
0.550% due 11/25/2035		1,009	945
5.099% due 04/25/2036		1,981	1,711
5.427% due 10/25/2046		3,453	3,109

5.430% due 07/25/2036		1,300	1,103
5.595% due 08/25/2035		1,000	847
Denver Arena Trust
6.940% due 11/15/2019		35	36
EFS Volunteer LLC
1.046% due 07/26/2027		23,150	23,416
Fieldstone Mortgage Investment Trust
0.325% due 11/25/2036		1,775	977
First Franklin Mortgage Loan Trust
0.305% due 09/25/2036		299	265
0.405% due 10/25/2036		2,000	1,350
1.440% due 07/25/2034		1,000	834
Franklin CLO Ltd.
0.503% due 06/15/2018		3,708	3,663
Fremont Home Loan Trust
0.315% due 10/25/2036		501	252
GSAA Home Equity Trust
0.335% due 09/25/2036		1,996	1,040
0.465% due 03/25/2037		456	273
0.465% due 05/25/2047		538	383
GSAMP Trust
0.315% due 08/25/2036		1,557	1,017
Home Equity Asset Trust
0.445% due 08/25/2036		1,000	766
Home Equity Mortgage Loan Asset-Backed Trust
0.405% due 11/25/2036		2,000	1,102
JCP&L Transition Funding LLC
6.160% due 06/05/2019		646	723
JPMorgan Mortgage Acquisition Trust
0.225% due 03/25/2047		100	96
0.315% due 07/25/2036		1,861	924
Long Beach Mortgage Loan Trust
0.545% due 08/25/2045		1,000	874
Merrill Lynch Mortgage Investors Trust
0.235% due 04/25/2047		2,174	1,118
0.425% due 03/25/2037		2,500	1,319
0.475% due 12/25/2036		3,300	2,783
0.485% due 03/25/2037		1,000	532
Morgan Stanley ABS Capital, Inc. Trust
0.255% due 01/25/2037		911	520
0.265% due 09/25/2036		9	5
0.305% due 10/25/2036		3,227	1,848
0.385% due 10/25/2036		1,956	1,132
Morgan Stanley Home Equity Loan Trust
0.515% due 04/25/2037		295	180
Morgan Stanley Mortgage Loan Trust
0.525% due 04/25/2037		414	232
5.726% due 10/25/2036 ^		375	227
Moselle CLO S.A.
0.474% due 01/06/2020	EUR	1,395	1,913
Nelnet Student Loan Trust
0.965% due 12/27/2039		$2,409	2,436
New Century Home Equity Loan Trust
0.445% due 10/25/2035		652	638
0.495% due 02/25/2036		1,400	1,191
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.545% due 12/25/2035		2,000	1,625
Option One Mortgage Loan Trust
0.385% due 01/25/2037		700	391
RAAC Series
0.335% due 11/25/2036		165	165
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		980	521
Residential Asset Securities Corp. Trust
0.315% due 08/25/2036		1,157	1,090
0.325% due 06/25/2036		1,248	1,168
0.615% due 09/25/2035		2,000	1,923
Securitized Asset-Backed Receivables LLC Trust
0.225% due 12/25/2036 ^		251	87
0.455% due 11/25/2035		830	752
SG Mortgage Securities Trust
0.375% due 10/25/2036		2,000	921
SLM Student Loan Trust
1.567% due 08/15/2025		3,616	3,653
Soundview Home Loan Trust
0.425% due 02/25/2037		1,864	883
Specialty Underwriting & Residential Finance Trust
0.465% due 12/25/2036		1,500	1,019
Structured Asset Investment Loan Trust
0.315% due 09/25/2036		667	494
0.325% due 05/25/2036		1,085	793
Structured Asset Securities Corp.
1.669% due 04/25/2035		237	227

Venture CDO Ltd.
0.472% due 01/20/2022		2,200	2,154

Total Asset-Backed Securities (Cost $119,117)			124,829

SOVEREIGN ISSUES 8.6%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	25,700	29,088
4.000% due 08/20/2020		25,700	41,938
Autonomous Community of Catalonia
3.875% due 04/07/2015	EUR	1,100	1,542
4.750% due 06/04/2018		500	708
Autonomous Community of Madrid
4.200% due 09/24/2014		16,500	23,194
4.305% due 03/06/2014		11,800	16,332
Autonomous Community of Valencia
3.250% due 07/06/2015		950	1,322
Bahrain Government International Bond
5.500% due 03/31/2020		$6,700	6,926
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		11,700	11,846
4.125% due 09/15/2017	EUR	2,600	3,718
5.500% due 07/12/2020		$400	410
6.369% due 06/16/2018		1,000	1,090
6.500% due 06/10/2019		1,000	1,090
Banque Centrale de Tunisie S.A.
8.250% due 09/19/2027		770	808
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	10,413	4,414
Colombia Government International Bond
8.125% due 05/21/2024		$6,500	8,385
10.375% due 01/28/2033		275	407
11.750% due 02/25/2020		725	1,045
Costa Rica Government International Bond
4.250% due 01/26/2023		6,200	5,720
9.995% due 08/01/2020		500	630
Hong Kong SAR Government Bond
5.125% due 08/01/2014		750	770
Indonesia Government International Bond
5.875% due 03/13/2020		27,200	28,886
6.750% due 03/10/2014		5,800	5,867
6.875% due 03/09/2017		11,300	12,586
6.875% due 01/17/2018		4,500	5,056
7.250% due 04/20/2015		500	537
7.500% due 01/15/2016		100	110
8.500% due 10/12/2035		3,800	4,617
11.625% due 03/04/2019		6,900	9,263
Kommunalbanken A/S
2.375% due 01/19/2016		1,700	1,758
Mexico Government International Bond
7.250% due 12/15/2016	MXN	58,200	4,806
8.300% due 08/15/2031		$200	271
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	17,400	19,458
Panama Government International Bond
6.700% due 01/26/2036		$100	112
7.125% due 01/29/2026		1,000	1,208
8.875% due 09/30/2027		2,700	3,618
Peru Government International Bond
7.125% due 03/30/2019		500	607
8.750% due 11/21/2033		6,600	9,421
Philippines Government International Bond
6.500% due 01/20/2020		2,100	2,475
9.500% due 10/21/2024		1,700	2,433
Poland Government International Bond
6.375% due 07/15/2019		250	293
Qatar Government International Bond
5.250% due 01/20/2020		2,700	3,024
6.400% due 01/20/2040		2,900	3,310
Russia Government International Bond
7.500% due 03/31/2030		45,743	53,391
12.750% due 06/24/2028		400	679
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	23,000	32,848
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	73,100	7,212
Turkey Government International Bond
5.625% due 03/30/2021		$24,700	24,922
6.750% due 04/03/2018		11,600	12,627
7.000% due 03/11/2019		2,900	3,186
7.500% due 11/07/2019		4,100	4,596
Uruguay Government International Bond
4.500% due 08/14/2024		7,834	7,854
7.625% due 03/21/2036		1,100	1,339

Venezuela Government International Bond
7.000% due 03/31/2038	2,700	1,701
7.650% due 04/21/2025	2,700	1,836
7.750% due 10/13/2019	1,300	975
8.250% due 10/13/2024	13,300	9,430
9.250% due 05/07/2028	9,800	7,301
9.375% due 01/13/2034	14,650	10,936
Vietnam Government International Bond
4.000% due 03/12/2028	9,667	8,555
6.875% due 01/15/2016	3,000	3,218
Zambia Government International Bond
5.375% due 09/20/2022	210	183

Total Sovereign Issues (Cost $482,640)		473,888

	SHARES
COMMON STOCKS 1.3%
ENERGY 0.9%
Energy Transfer Equity LP	285,000	23,296
MarkWest Energy Partners LP	270,000	17,855
Targa Resources Corp.	85,000	7,495

		48,646

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)	157,773	0

UTILITIES 0.4%
ONEOK, Inc.	340,000	21,141

Total Common Stocks (Cost $66,750)		69,787

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 01/30/2014 (e)	3,000	2,880

Total Preferred Securities (Cost $2,824)		2,880

EXCHANGE-TRADED FUNDS 0.0%
iShares MSCI Brazil Capped Index Fund	25,700	1,148

Total Exchange-Traded Funds (Cost $1,375)		1,148

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (f) 0.1%		7,433

U.S. TREASURY BILLS 0.3%
0.076% due 01/02/2014 - 12/11/2014 (c)(h)(k)	$14,800	14,792

Total Short-Term Instruments (Cost $22,224)		22,225

Total Investments in Securities (Cost $5,150,511)		5,239,795

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio	24,894,630	249,071

Total Short-Term Instruments (Cost $249,078)	249,071

Total Investments in Affiliates (Cost $249,078)	249,071

Total Investments 99.9% (Cost $5,399,589)	$5,488,866
Financial Derivative Instruments (i)(j) 0.1% (Cost or Premiums, net $(13,902))	2,737
Other Assets and Liabilities, net 0.0%	5,147

Net Assets 100.0%	$5,496,750

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Repurchase Agreements:

Borrowings and Other Financing Transactions

(g)	Securities with an aggregate market value of $301 have been pledged as collateral as of December 31, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$4,200	U.S. Treasury Notes 0.500% due 07/31/2017	$(4,291)	$4,200	$4,200
SSB	0.000%	12/31/2013	01/02/2014	3,233	Freddie Mac 2.080% due 10/17/2022	(3,300)	3,233	3,233

Total Repurchase Agreements						$(7,591)	$7,433	$7,433

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BPG	0.120%	01/02/2014	01/03/2014	$(1,205)	$(1,205)

Total Sale-Buyback Transactions					$(1,205)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $41,752 at a weighted average interest rate of (0.040%).

(h)	Securities with an aggregate market value of $1,495 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	370	$(139)	$(185)

Total Written Options				$(139)	$(185)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	3,000	$91	$0	$(150)
90-Day Eurodollar June Futures	Long	06/2015	654	424	0	(25)
90-Day Eurodollar June Futures	Long	06/2016	4,143	(3,590)	0	(207)
90-Day Eurodollar September Futures	Long	09/2016	5,000	(6,193)	0	(312)
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	344	(27)	23	(11)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	344	185	6	(12)
U.S. Treasury 30-Year Bond March Futures	Short	03/2014	85	235	40	0

Total Futures Contracts				$(8,875)	$69	$(717)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-20 5-Year Index	(1.000%	)	06/20/2018	$67,500	$(1,364)	$(279)	$0	$(39)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.EM-19 5-Year Index	5.000%	06/20/2018	$26,400	$2,358	$29	$7	$0
CDX.EM-20 5-Year Index	5.000%	12/20/2018	82,600	8,533	456	23	0
CDX.HY-20 5-Year Index	5.000%	06/20/2018	31,500	3,049	1,609	93	0
CDX.HY-21 5-Year Index	5.000%	12/20/2018	63,189	5,489	1,996	182	0

				$19,429	$4,090	$305	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		$124,200	$829	$3,052	$701	$0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		65,800	14,319	2,212	754	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		92,100	7,312	2,700	1,175	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	39,950	(25)	(29)	98	0
Pay	6-Month AUD-BBR-BBSW	4.500%	06/15/2022		60,600	391	411	162	0
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022		1,000	41	27	3	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		45,000	(1,073)	(802)	128	0
Pay	6-Month EUR-EURIBOR	2.250%	09/21/2016	EUR	290,400	19,073	13,014	0	(9)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	13,680,000	(1,446)	959	440	0

						$39,421	$21,544	$3,461	$(9)

Total Swap Agreements						$57,486	$25,355	$3,766	$(48)

Cash of $48,156 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	AUD	987		$895	$14	$0
	01/2014	BRL	5,353		2,227	0	(42)
	01/2014		$2,285	BRL	5,353	0	(16)
	01/2014		1,042	GBP	638	15	0
	01/2014		9,355	JPY	965,600	0	(186)
	02/2014	JPY	965,600		$9,357	186	0
BPS	01/2014	BRL	16,388		7,351	405	0
	01/2014	GBP	123,544		199,432	0	(5,151)
	01/2014		$6,996	BRL	16,388	0	(49)
BRC	01/2014	BRL	111,420		$47,562	336	0
	01/2014		$94,680	AUD	106,798	661	0
	01/2014		46,766	BRL	111,420	461	0
	01/2014		17,140	THB	538,380	0	(766)
	02/2014	AUD	106,798		$94,499	0	(661)
CBK	01/2014		105,811		96,565	2,105	0
	01/2014	EUR	178,342		240,900	0	(4,445)
	01/2014	JPY	66,700		656	22	0
	02/2014		$1,455	AUD	1,636	3	0
DUB	01/2014	BRL	52,584		$22,583	295	0
	01/2014	TRY	2,000		968	40	0
	01/2014		$22,447	BRL	52,584	0	(158)
	01/2014		201,327	GBP	122,906	2,199	0
	01/2014	ZAR	73,284		$7,493	519	0
	02/2014	GBP	122,906		201,283	0	(2,200)
	02/2014		$15,039	EUR	11,003	98	0
	02/2014		1,078	GBP	663	19	0
	04/2014		951	TRY	2,000	0	(41)
FBF	01/2014	BRL	70,744		$30,199	213	0
	01/2014	EUR	144,966		196,062	0	(3,368)
	01/2014	IDR	44,458,253		3,800	160	0
	01/2014		$30,142	BRL	70,744	0	(156)
	02/2014	BRL	70,744		$29,907	162	0
GLM	01/2014	THB	538,560		16,627	247	0
	02/2014	JPY	870,975		8,601	328	0
HUS	02/2014		$8,771	JPY	870,975	0	(499)
JPM	01/2014	BRL	3,212		$1,448	87	0
	01/2014	IDR	19,759,224		1,658	40	0
	01/2014		$1,371	BRL	3,212	0	(10)
	01/2014		1,007	PLN	3,132	28	0
	01/2014		37	RUB	1,218	0	0
	01/2014		980	TRY	2,000	0	(52)
	03/2014	IDR	19,759,224		$1,629	37	0
	04/2014	RUB	1,218		36	0	0
MSC	01/2014	BRL	102,544		43,480	16	0
	01/2014		$43,773	BRL	102,544	0	(309)
RBC	01/2014	JPY	898,900		$8,915	379	0
RYL	04/2014		$4,076	CNY	25,000	14	0
SCX	02/2014	IDR	19,759,224		$1,641	40	0
UAG	01/2014	BRL	2,082		938	55	0
	01/2014	IDR	14,819,418		1,344	131	0
	01/2014	RUB	1,218		37	0	0
	01/2014		$889	BRL	2,082	0	(6)
	01/2014		441,800	EUR	323,308	2,974	0
	02/2014	EUR	323,308		$441,805	0	(2,963)
	02/2014	IDR	14,819,418		1,334	133	0
	04/2014	CNY	25,000		3,924	0	(166)

Total Forward Foreign Currency Contracts						$12,422	$(21,244)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	89,500	$(167)	$(133)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		89,500	(199)	(30)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550%	01/15/2014		65,546	(80)	(60)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	01/15/2014		65,546	(103)	0
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.000%	01/27/2014		14,450	(135)	(10)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500%	01/27/2014		14,450	(124)	(2)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650%	03/03/2014		$62,600	(277)	(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	03/03/2014		62,600	(689)	(932)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	92,400	(167)	(137)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		92,400	(188)	(31)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$4,190,200	(7,272)	(7,741)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		61,000	(132)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		61,000	(326)	(86)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		171,700	(238)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014		171,700	(759)	(1,316)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.000%	01/27/2014	EUR	735	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500%	01/27/2014		735	(5)	0
HUS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.000%	01/27/2014		6,725	(49)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500%	01/27/2014		6,725	(50)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$14,600	(64)	0
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		415,500	(986)	(768)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	3,300	(6)	(5)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		3,300	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$84,100	(483)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		61,800	(606)	(33)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014		19,100	(70)	(1)

								$(13,186)	$(11,320)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-21 5-Year Index	Sell	1.200%	03/19/2014		$67,100	$(134)	$(14)
JPM	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.700%	03/19/2014	EUR	6,000	(8)	(15)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.100%	03/19/2014		6,000	(9)	(3)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.400%	03/19/2014		165,000	(640)	(22)

							$(791)	$(54)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC USD versus JPY	JPY	97.000	02/20/2014	$1,000	$(8)	$(1)
	Put - OTC USD versus JPY		97.000	02/26/2014	27,700	(128)	(20)
FBF	Put - OTC USD versus JPY		97.000	02/20/2014	33,000	(261)	(19)
JPM	Put - OTC USD versus JPY		100.000	03/13/2014	61,790	(482)	(218)

						$(879)	$(258)

Total Written Options						$(14,856)	$(11,632)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CenturyLink, Inc.	(0.595%	)	06/20/2017	1.251%	$5,000	$0	$110	$110	$0
	Con-way, Inc.	(1.834%	)	03/20/2018	1.275%	5,000	0	(117)	0	(117)
	Springleaf Finance Corp.	(1.370%	)	12/20/2017	2.474%	2,500	0	101	101	0
BRC	FBG Finance Ltd.	(1.600%	)	06/20/2015	0.118%	1,000	0	(23)	0	(23)
	Marsh & McLennan Cos., Inc.	(0.760%	)	09/20/2015	0.124%	5,000	0	(57)	0	(57)
DUB	PulteGroup, Inc.	(1.000%	)	03/20/2014	0.168%	10,500	327	(350)	0	(23)
GST	L Brands, Inc.	(2.410%	)	09/20/2017	0.934%	2,000	0	(110)	0	(110)
RYL	Springleaf Finance Corp.	(1.300%	)	12/20/2017	2.474%	2,500	0	107	107	0
UAG	CSX Corp.	(0.880%	)	06/20/2017	0.136%	5,000	0	(129)	0	(129)

							$327	$(468)	$318	$(459)

Credit Default Swaps on Corporate, Loan, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2014	0.463%		$1,200	$2	$3	$5	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		1,200	(6)	9	3	0
	China Government International Bond	1.000%	09/20/2016	0.363%		3,100	16	39	55	0
	El Paso LLC	5.000%	09/20/2014	0.270%		400	(30)	44	14	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	1.122%		4,000	716	22	738	0
	Lafarge S.A.	1.000%	03/20/2018	1.463%	EUR	12,400	(1,102)	786	0	(316)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		$27,150	(100)	268	168	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.076%		1,500	28	119	147	0
	NRG Energy, Inc.	5.000%	09/20/2016	1.257%		2,000	(12)	217	205	0
	Russia Government International Bond	1.000%	09/20/2014	0.517%		3,800	8	7	15	0
	Russia Government International Bond	1.000%	03/20/2018	1.389%		27,600	(609)	182	0	(427)
	Spain Government International Bond	1.000%	12/20/2018	1.490%		24,000	(689)	149	0	(540)
BPS	Brazil Government International Bond	1.000%	06/20/2017	1.471%		1,590	(28)	3	0	(25)
	Brazil Government International Bond	1.000%	09/20/2017	1.532%		700	(13)	0	0	(13)
	Brazil Government International Bond	1.000%	03/20/2018	1.631%		3,700	(45)	(48)	0	(93)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		7,700	(103)	(129)	0	(232)
	China Government International Bond	1.000%	09/20/2015	0.245%		2,900	27	12	39	0
	Jaguar Land Rover PLC	5.000%	03/20/2018	1.585%	EUR	7,700	859	628	1,487	0
	Lafarge S.A.	1.000%	03/20/2018	1.463%		2,100	(185)	132	0	(53)
	NRG Energy, Inc.	5.000%	09/20/2016	1.257%		$2,300	(23)	259	236	0
	Philippines Government International Bond	1.000%	09/20/2015	0.379%		2,300	(52)	78	26	0
	Philippines Government International Bond	1.000%	06/20/2017	0.724%		3,550	(104)	139	35	0
	Russia Government International Bond	1.000%	06/20/2017	1.239%		6,850	(437)	384	0	(53)
	South Africa Government International Bond	1.000%	06/20/2017	1.572%		1,600	(45)	15	0	(30)
	Venezuela Government International Bond	5.000%	06/20/2017	11.802%		7,095	(951)	(330)	0	(1,281)
BRC	Ally Financial, Inc.	5.000%	03/20/2020	1.635%		5,340	906	111	1,017	0
	Brazil Government International Bond	1.000%	06/20/2017	1.471%		500	(12)	5	0	(7)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		8,800	(166)	(100)	0	(266)
	Brazil Government International Bond	1.000%	03/20/2023	2.361%		2,800	(151)	(136)	0	(287)
	China Government International Bond	1.000%	09/20/2015	0.245%		4,000	38	16	54	0
	China Government International Bond	1.000%	09/20/2016	0.363%		5,000	26	63	89	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	1.122%		3,600	656	8	664	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2019	1.392%		1,500	282	18	300	0
	Indonesia Government International Bond	1.000%	06/20/2022	2.921%		22,200	(2,654)	(221)	0	(2,875)
	Jaguar Land Rover PLC	5.000%	03/20/2018	1.585%	EUR	1,000	105	88	193	0
	Lafarge S.A.	1.000%	03/20/2018	1.463%		1,000	(88)	63	0	(25)
	Peru Government International Bond	1.000%	09/20/2018	1.232%		$12,100	(301)	179	0	(122)
	Schaeffler Finance BV	5.000%	03/20/2018	1.463%	EUR	15,400	1,308	1,779	3,087	0
	Seagate Technology Holdings	5.000%	03/20/2018	0.998%		$800	55	78	133	0
	Seagate Technology Holdings	5.000%	06/20/2018	1.127%		400	24	44	68	0
	South Africa Government International Bond	1.000%	06/20/2017	1.572%		3,360	(123)	59	0	(64)
	South Africa Government International Bond	1.000%	09/20/2017	1.642%		360	(13)	5	0	(8)
	Spain Government International Bond	1.000%	12/20/2018	1.490%		26,000	(735)	149	0	(586)
	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.237%		500	(55)	73	18	0
	Venezuela Government International Bond	5.000%	06/20/2017	11.802%		800	(129)	(16)	0	(145)
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.895%		1,600	(10)	13	3	0
	Brazil Government International Bond	1.000%	06/20/2017	1.471%		1,000	(12)	(4)	0	(16)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		27,200	(344)	(477)	0	(821)
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		51,900	(1,308)	(758)	0	(2,066)
	California State General Obligation Bonds, Series 2003	3.050%	12/20/2020	1.136%		13,000	0	1,520	1,520	0
	China Government International Bond	1.000%	09/20/2015	0.245%		1,400	13	6	19	0
	China Government International Bond	1.000%	09/20/2016	0.363%		7,000	36	88	124	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.062%		600	(15)	21	6	0
	Indonesia Government International Bond	1.000%	06/20/2022	2.921%		16,800	(2,036)	(140)	0	(2,176)
	Indonesia Government International Bond	1.000%	06/20/2023	2.999%		5,700	(524)	(298)	0	(822)
	Italy Government International Bond	1.000%	12/20/2016	1.145%		80,700	(1,012)	700	0	(312)
	Mexico Government International Bond	1.000%	03/20/2018	0.719%		6,000	(9)	81	72	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		25,775	(89)	248	159	0
	Philippines Government International Bond	1.000%	09/20/2015	0.379%		4,900	(110)	165	55	0
	Philippines Government International Bond	1.000%	06/20/2017	0.724%		2,600	(90)	115	25	0
	Philippines Government International Bond	1.000%	09/20/2017	0.785%		700	(15)	21	6	0
	Philippines Government International Bond	1.770%	12/20/2017	0.837%		5,200	0	192	192	0
	Russia Government International Bond	1.000%	06/20/2017	1.239%		2,200	(101)	84	0	(17)
	Russia Government International Bond	1.000%	09/20/2017	1.296%		2,350	(116)	92	0	(24)
	Russia Government International Bond	1.000%	03/20/2018	1.389%		35,000	(348)	(193)	0	(541)
	South Africa Government International Bond	1.000%	06/20/2017	1.572%		1,300	(35)	10	0	(25)
	South Africa Government International Bond	1.000%	09/20/2017	1.642%		1,050	(18)	(6)	0	(24)

	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.237%		2,100	(234)	310	76	0
	United Kingdom Gilt	1.000%	06/20/2015	0.079%		3,200	26	18	44	0
	United Kingdom Gilt	1.000%	06/20/2016	0.125%		5,800	72	56	128	0
	Venezuela Government International Bond	5.000%	06/20/2017	11.802%		1,635	(189)	(107)	0	(296)
	Venezuela Government International Bond	5.000%	09/20/2017	11.764%		391	(59)	(15)	0	(74)
DUB	Australia & New Zealand Banking Group Ltd.	1.000%	03/20/2018	0.654%		14,000	44	161	205	0
	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.413%	EUR	4,000	106	53	159	0
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		$9,400	(146)	(137)	0	(283)
	Export-Import Bank of China	1.000%	09/20/2017	0.635%		500	(19)	26	7	0
	France Government Bond	0.250%	09/20/2015	0.138%		700	(26)	27	1	0
	France Government Bond	0.250%	03/20/2016	0.165%		7,200	(256)	270	14	0
	Gazprom OAO Via Gaz Capital S.A.	1.490%	09/20/2017	1.746%		5,000	0	(24)	0	(24)
	Indonesia Government International Bond	1.000%	12/20/2018	2.251%		51,586	(2,339)	(606)	0	(2,945)
	NRG Energy, Inc.	5.000%	06/20/2016	1.076%		600	9	50	59	0
	Peru Government International Bond	1.000%	09/20/2018	1.232%		4,300	(83)	39	0	(44)
	Philippines Government International Bond	2.500%	09/20/2017	0.785%		4,500	0	286	286	0
	Russia Government International Bond	1.000%	06/20/2017	1.239%		3,400	(211)	185	0	(26)
	Russia Government International Bond	1.000%	09/20/2017	1.296%		1,125	(66)	54	0	(12)
	South Africa Government International Bond	1.000%	06/20/2017	1.572%		1,320	(46)	21	0	(25)
	Venezuela Government International Bond	5.000%	09/20/2017	11.764%		1,035	(156)	(39)	0	(195)
FBF	Biomet, Inc.	8.000%	03/20/2014	0.307%		1,473	0	29	29	0
	Canadian Natural Resources Ltd.	1.000%	09/20/2017	0.395%		10,300	(326)	560	234	0
	China Government International Bond	1.000%	09/20/2016	0.363%		6,000	30	77	107	0
	Citigroup, Inc.	1.000%	03/20/2018	0.557%		9,600	(37)	216	179	0
	El Paso LLC	5.000%	09/20/2014	0.270%		6,300	(466)	694	228	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.062%		800	(20)	28	8	0
	HCA, Inc.	5.000%	03/20/2014	0.662%		880	(132)	142	10	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.557%		1,000	(15)	83	68	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.076%		2,400	39	196	235	0
	Russia Government International Bond	1.000%	09/20/2017	1.296%		2,900	(106)	76	0	(30)
	South Africa Government International Bond	1.000%	12/20/2020	2.315%		2,150	(83)	(90)	0	(173)
	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.237%		2,400	(270)	358	88	0
	United Kingdom Gilt	1.000%	09/20/2015	0.090%		2,300	24	13	37	0
	Univision Communications, Inc.	5.000%	09/20/2019	2.327%		1,000	(110)	253	143	0
	Venezuela Government International Bond	5.000%	09/20/2017	11.764%		1,740	(274)	(54)	0	(328)
GST	AES Corp.	5.000%	12/20/2018	1.721%		8,300	1,036	255	1,291	0
	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.617%		4,100	(133)	188	55	0
	Bank of America Corp.	1.000%	03/20/2018	0.621%		40,000	(421)	1,060	639	0
	Brazil Government International Bond	1.000%	09/20/2014	0.463%		1,100	1	4	5	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		1,200	(6)	9	3	0
	Brazil Government International Bond	1.000%	09/20/2017	1.532%		450	(11)	2	0	(9)
	Brazil Government International Bond	1.000%	03/20/2018	1.631%		7,000	(85)	(91)	0	(176)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		32,000	(590)	(375)	0	(965)
	Connecticut State General Obligation Notes, Series 2007	1.600%	03/20/2021	1.068%		6,000	0	200	200	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.062%		800	(26)	34	8	0
	France Government Bond	0.250%	03/20/2016	0.165%		6,800	(227)	241	14	0
	Frontier Communications Corp.	5.000%	06/20/2019	3.356%		125	(14)	24	10	0
	GenOn Energy, Inc.	5.000%	09/20/2014	0.573%		4,000	(657)	793	136	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		32,000	(1,339)	425	0	(914)
	Mexico Government International Bond	1.000%	03/20/2015	0.240%		30,000	(595)	885	290	0
	New Jersey State General Obligation Bonds, Series 2001	1.970%	03/20/2021	0.906%		1,000	0	67	67	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.076%		9,000	186	697	883	0
	NRG Energy, Inc.	5.000%	09/20/2017	2.012%		4,200	(200)	657	457	0
	Russia Government International Bond	1.000%	06/20/2017	1.239%		2,725	(142)	121	0	(21)
	Russia Government International Bond	1.000%	09/20/2017	1.296%		30,000	(1,233)	922	0	(311)
	South Africa Government International Bond	1.000%	09/20/2017	1.642%		675	(19)	4	0	(15)
	South Africa Government International Bond	1.000%	03/20/2020	2.214%		15,000	(922)	(95)	0	(1,017)
	Spain Government International Bond	1.000%	12/20/2016	1.058%		75,000	(203)	102	0	(101)
	Univision Communications, Inc.	5.000%	09/20/2019	2.327%		4,150	(457)	1,050	593	0
	Venezuela Government International Bond	5.000%	06/20/2017	11.802%		1,305	(165)	(70)	0	(235)
HUS	Brazil Government International Bond	1.000%	06/20/2017	1.471%		9,350	(176)	31	0	(145)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		30,100	(428)	(480)	0	(908)
	Brazil Government International Bond	1.000%	03/20/2023	2.361%		50	(3)	(2)	0	(5)
	China Government International Bond	1.000%	09/20/2015	0.245%		1,100	10	5	15	0
	China Government International Bond	1.000%	09/20/2016	0.363%		1,000	(26)	43	17	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.122%		900	(7)	25	18	0
	Fiat Finance & Trade S.A.	5.000%	03/20/2018	2.687%	EUR	4,300	(114)	666	552	0
	Italy Government International Bond	1.000%	12/20/2016	1.145%		$11,000	(135)	92	0	(43)
	Philippines Government International Bond	1.000%	06/20/2017	0.724%		5,300	(134)	187	53	0
	Philippines Government International Bond	1.000%	09/20/2017	0.785%		240	(8)	10	2	0
	Qatar Government International Bond	1.000%	03/20/2016	0.194%		1,000	(2)	20	18	0
	Russia Government International Bond	1.000%	06/20/2017	1.239%		18,375	(999)	857	0	(142)
	Russia Government International Bond	1.000%	09/20/2017	1.296%		650	(41)	34	0	(7)
	South Africa Government International Bond	1.000%	06/20/2017	1.572%		13,085	(437)	189	0	(248)
	South Africa Government International Bond	1.000%	09/20/2017	1.642%		2,131	(40)	(9)	0	(49)
	South Africa Government International Bond	1.000%	03/20/2023	2.532%		750	(78)	(8)	0	(86)
	Spain Government International Bond	1.000%	12/20/2016	1.058%		10,300	(31)	17	0	(14)
	Venezuela Government International Bond	5.000%	06/20/2017	11.802%		11,435	(1,335)	(730)	0	(2,065)
	Venezuela Government International Bond	5.000%	09/20/2017	11.764%		1,050	(130)	(68)	0	(198)
JPM	Brazil Government International Bond	1.000%	12/20/2015	0.982%		10,000	(94)	101	7	0
	Brazil Government International Bond	1.000%	12/20/2017	1.585%		17,000	0	(375)	0	(375)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		9,100	(162)	(112)	0	(274)
	France Government Bond	0.250%	09/20/2015	0.138%		1,000	(35)	37	2	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		18,000	(753)	239	0	(514)
	Philippines Government International Bond	1.000%	09/20/2017	0.785%		1,160	(23)	32	9	0
	Qatar Government International Bond	1.000%	03/20/2016	0.194%		1,000	(2)	21	19	0
MYC	Brazil Government International Bond	1.000%	09/20/2015	0.895%		1,200	(7)	10	3	0
	Brazil Government International Bond	1.470%	02/20/2017	1.384%		700	0	6	6	0
	Brazil Government International Bond	1.000%	09/20/2017	1.532%		1,160	(20)	(2)	0	(22)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		29,500	(506)	(385)	0	(891)
	China Government International Bond	1.000%	09/20/2015	0.245%		3,100	25	17	42	0
	China Government International Bond	1.000%	09/20/2016	0.363%		8,300	41	106	147	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.170%		1,000	(7)	28	21	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	1.122%		6,500	1,170	28	1,198	0
	France Government Bond	0.250%	09/20/2016	0.235%		4,300	(203)	205	2	0
	Kinder Morgan Energy Partners LP	1.000%	03/20/2018	0.573%		1,319	(48)	72	24	0
	New York State General Obligation Bonds, Series 2005	1.950%	12/20/2020	0.556%		13,000	0	1,157	1,157	0
	NRG Energy, Inc.	5.000%	09/20/2016	1.257%		4,800	(30)	522	492	0
	Peru Government International Bond	1.960%	10/20/2016	0.869%		600	0	21	21	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.554%		4,100	(142)	104	0	(38)
	Philippines Government International Bond	2.440%	09/20/2017	0.785%		300	0	18	18	0
	South Africa Government International Bond	1.000%	12/20/2020	2.315%		4,500	(148)	(215)	0	(363)
RYL	China Government International Bond	1.000%	09/20/2015	0.245%		4,000	37	17	54	0
	Mexico Government International Bond	1.000%	12/20/2015	0.341%		5,000	(79)	146	67	0
UAG	Brazil Government International Bond	1.000%	06/20/2017	1.471%		2,240	(49)	14	0	(35)
	Brazil Government International Bond	1.000%	09/20/2017	1.532%		499	(14)	5	0	(9)
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.062%		300	(10)	12	2	0
	Mexico Government International Bond	1.000%	03/20/2015	0.240%		17,900	(324)	496	172	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.557%		500	(8)	41	33	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.076%		1,000	19	79	98	0
	Philippines Government International Bond	1.000%	06/20/2017	0.724%		3,130	(117)	147	30	0
	Philippines Government International Bond	1.000%	09/20/2017	0.785%		709	(20)	26	6	0
	Qatar Government International Bond	1.000%	12/20/2014	0.122%		2,100	(30)	47	17	0
	Russia Government International Bond	1.000%	06/20/2017	1.239%		2,800	(176)	155	0	(21)
	South Africa Government International Bond	1.000%	06/20/2017	1.572%		1,305	(39)	14	0	(25)
	Sprint Communications, Inc.	1.000%	09/20/2017	1.834%		3,100	(469)	377	0	(92)
	Sprint Communications, Inc.	1.000%	06/20/2019	2.863%		3,400	(614)	303	0	(311)

							$(28,540)	$21,444	$22,295	$(29,391)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.EM-18 5-Year Index	5.000%	12/20/2017	$15,600	$2,149	$(836)	$1,313	$0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	30,600	2,944	217	3,161	0
BPS	CDX.EM-18 5-Year Index	5.000%	12/20/2017	535	72	(27)	45	0
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	7,100	886	(295)	591	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	22,100	2,442	(159)	2,283	0
DUB	CDX.EM-17 5-Year Index	5.000%	06/20/2017	9,900	1,341	(599)	742	0
	CDX.EM-19 5-Year Index	5.000%	06/20/2018	7,500	611	59	670	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	30,200	3,336	(216)	3,120	0
FBF	CDX.EM-20 5-Year Index	5.000%	12/20/2018	15,000	1,657	(108)	1,549	0
GST	CDX.EM-17 5-Year Index	5.000%	06/20/2017	1,800	247	(112)	135	0
	CDX.EM-19 5-Year Index	5.000%	06/20/2018	500	40	4	44	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	39,500	4,322	(242)	4,080	0
HUS	CDX.EM-19 5-Year Index	5.000%	06/20/2018	11,350	990	25	1,015	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	16,900	1,776	(31)	1,745	0
JPM	CDX.EM-17 5-Year Index	5.000%	06/20/2017	11,000	1,226	(401)	825	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	2,200	232	(4)	228	0
MYC	CDX.EM-17 5-Year Index	5.000%	06/20/2017	27,915	3,769	(1,673)	2,096	0
UAG	CDX.EM-18 5-Year Index	5.000%	12/20/2017	6,500	911	(363)	548	0

					$28,951	$(4,761)	$24,190	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	5.800%	06/08/2016	MXN	445,800	$53	$1,037	$1,090	$0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,502,000	345	2,731	3,076	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		103,000	(19)	164	145	0
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	38,800	(19)	(1,295)	0	(1,314)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	1,600	0	3	3	0
HUS	Pay	28-Day MXN-TIIE	5.800%	06/08/2016		445,800	29	1,061	1,090	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		250,000	89	423	512	0
MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		248,000	62	446	508	0
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	49,400	(185)	(1,572)	0	(1,757)

							$355	$2,998	$6,424	$(3,071)

Total Swap Agreements							$1,093	$19,213	$53,227	$(32,921)

(k)	Securities with an aggregate market value of $25,647 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$227,122	$0	$227,122
Corporate Bonds & Notes
Banking & Finance	0	1,386,720	20,147	1,406,867
Industrials	0	1,601,278	37,222	1,638,500
Utilities	0	600,249	318	600,567
Municipal Bonds & Notes
Alabama	0	15,750	0	15,750
California	0	77,866	0	77,866
District of Columbia	0	6,596	0	6,596
Illinois	0	109	0	109
Indiana	0	2,495	0	2,495
Iowa	0	1,780	0	1,780
Kentucky	0	1,325	0	1,325
Massachusetts	0	7,141	0	7,141
New Jersey	0	15,672	0	15,672
New York	0	31,468	0	31,468
North Carolina	0	1,991	0	1,991
Ohio	0	42,358	0	42,358
Tennessee	0	1,986	0	1,986
Texas	0	5,464	0	5,464
West Virginia	0	18,325	0	18,325
U.S. Government Agencies	0	110,940	588	111,528
Mortgage-Backed Securities	0	327,636	2,492	330,128
Asset-Backed Securities	0	115,988	8,841	124,829
Sovereign Issues	0	473,888	0	473,888
Common Stocks
Energy	48,646	0	0	48,646
Utilities	21,141	0	0	21,141
Preferred Securities
Banking & Finance	0	2,880	0	2,880
Exchange-Traded Funds	1,148	0	0	1,148
Short-Term Instruments
Repurchase Agreements	0	7,433	0	7,433
U.S. Treasury Bills	0	14,792	0	14,792
	$70,935	$5,099,252	$69,608	$5,239,795

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$249,071	$0	$0	$249,071

Total Investments	$320,006	$5,099,252	$69,608	$5,488,866

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	69	3,766	0	3,835
Over the counter	0	65,649	0	65,649
	$69	$69,415	$0	$69,484

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(902)	(48)	0	(950)
Over the counter	0	(65,797)	0	(65,797)
	$(902)	$(65,845)	$0	$(66,747)

Totals	$319,173	$5,102,822	$69,608	$5,491,603

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$21,636	$0	$(21,205)	$9	$62	$(502)	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	22,941	7,529	(1,392)	(13)	(22)	(1,143)	0	(7,753)	20,147	(1,235)
Industrials	36,757	6,910	(5,295)	(110)	(396)	(644)	0	0	37,222	(614)
Utilities	272	0	0	(2)	0	48	0	0	318	48
U.S. Government Agencies	601	0	0	(4)	0	(9)	0	0	588	(9)
Mortgage-Backed Securities	0	0	0	0	0	0	2,492	0	2,492	0
Asset-Backed Securities	9,167	0	(130)	24	1	(221)	0	0	8,841	(219)

Totals	$91,374	$14,439	$(28,022)	$(96)	$(355)	$(2,471)	$2,492	$(7,753)	$69,608	$(2,029)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$2,713	Benchmark Pricing	Base Price	93.00
	17,434	Third Party Vendor	Broker Quote	101.50
Industrials	3,598	Benchmark Pricing	Base Price	95.62
	33,624	Third Party Vendor	Broker Quote	99.50 - 115.00
Utilities	318	Third Party Vendor	Broker Quote	114.50
U.S. Government Agencies	588	Third Party Vendor	Broker Quote	115.43
Mortgage-Backed Securities	2,492	Third Party Vendor	Broker Quote	86.00
Asset-Backed Securities	8,841	Benchmark Pricing	Base Price	100.00 - 100.50

Total	$69,608

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 78.2%
BANK LOAN OBLIGATIONS 0.1%
HCA, Inc.
2.669% due 05/02/2016	$3,450	$3,453

Total Bank Loan Obligations (Cost $3,442)		3,453

CORPORATE BONDS & NOTES 19.3%
BANKING & FINANCE 12.2%
Abbey National Treasury Services PLC
1.818% due 04/25/2014	2,210	2,220
Ally Financial, Inc.
2.750% due 01/30/2017	1,700	1,711
3.125% due 01/15/2016	1,800	1,844
3.439% due 02/11/2014	300	302
3.645% due 06/20/2014	2,500	2,543
4.500% due 02/11/2014	5,640	5,672
4.625% due 06/26/2015	14,700	15,336
5.500% due 02/15/2017	4,300	4,676
6.750% due 12/01/2014	11,020	11,570
8.300% due 02/12/2015	17,100	18,425
American Honda Finance Corp.
0.744% due 10/07/2016	15,210	15,300
Banco del Estado de Chile
4.125% due 10/07/2020	9,200	9,380
Banco do Brasil S.A.
2.899% due 07/02/2014	1,500	1,511
3.875% due 10/10/2022	14,600	12,738
4.500% due 01/22/2015	3,675	3,776
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015	4,700	4,741
Banco Santander Brasil S.A.
4.250% due 01/14/2016	1,900	1,969
4.500% due 04/06/2015	2,500	2,582
Banco Santander Chile
3.750% due 09/22/2015	3,400	3,524
Bank of America Corp.
0.503% due 10/14/2016	8,000	7,920
4.500% due 04/01/2015	3,200	3,349
6.500% due 08/01/2016	1,800	2,033
Bank of Montreal
2.850% due 06/09/2015	400	414
Bank of Nova Scotia
1.950% due 01/30/2017	200	205
Banque PSA Finance S.A.
2.146% due 04/04/2014	3,500	3,499
Barclays Bank PLC
1.284% due 01/13/2014	5,735	5,737
10.179% due 06/12/2021	53,800	71,406
BBVA Bancomer S.A.
4.500% due 03/10/2016	700	746
6.500% due 03/10/2021	6,200	6,572
6.750% due 09/30/2022	21,600	23,058
7.250% due 04/22/2020	900	977
Bear Stearns Cos. LLC
6.400% due 10/02/2017	900	1,045
7.250% due 02/01/2018	30,900	37,017
BNP Paribas S.A.
1.144% due 01/10/2014	6,100	6,101
Cantor Fitzgerald LP
7.875% due 10/15/2019	3,500	3,692
CIT Group, Inc.
4.750% due 02/15/2015	7,550	7,843
5.250% due 04/01/2014	6,300	6,379
Citigroup, Inc.
0.512% due 06/09/2016	43,600	42,919
0.921% due 11/15/2016	37,400	37,479
1.694% due 01/13/2014	6,300	6,302
4.875% due 05/07/2015	4,795	5,032
5.000% due 09/15/2014	18,800	19,339
5.500% due 10/15/2014	756	784
Commonwealth Bank of Australia
1.043% due 09/18/2015	2,700	2,730
Compass Bank
6.400% due 10/01/2017	12,800	14,116

Credit Agricole S.A.
1.096% due 10/03/2016		20,000	20,068
8.375% due 10/13/2019 (c)		3,200	3,648
Dexia Credit Local S.A.
0.717% due 04/29/2014		16,400	16,425
2.750% due 01/10/2014		1,500	1,501
2.750% due 04/29/2014		1,700	1,714
Eksportfinans ASA
2.000% due 09/15/2015		1,000	988
5.500% due 05/25/2016		8,300	8,777
Export-Import Bank of Korea
4.000% due 01/29/2021		11,000	11,323
5.875% due 01/14/2015		1,500	1,578
8.125% due 01/21/2014		3,400	3,414
Fifth Third Bancorp
0.665% due 12/20/2016		1,300	1,289
Ford Motor Credit Co. LLC
1.338% due 08/28/2014		6,900	6,933
2.750% due 05/15/2015		10,100	10,364
5.625% due 09/15/2015		38,500	41,533
8.000% due 06/01/2014		100	103
8.700% due 10/01/2014		6,800	7,209
General Electric Capital Corp.
0.435% due 12/29/2016		25,000	24,621
0.436% due 10/06/2015		1,500	1,498
0.894% due 07/12/2016		14,500	14,611
3.800% due 06/18/2019		300	314
GMAC International Finance BV
7.500% due 04/21/2015	EUR	4,100	6,042
Goldman Sachs Group, Inc.
0.641% due 07/22/2015		$9,000	8,983
GSPA Monetization Trust
6.422% due 10/09/2029		1,614	1,585
HBOS PLC
0.942% due 09/06/2017		4,000	3,867
6.750% due 05/21/2018		1,300	1,476
HSBC Finance Corp.
6.676% due 01/15/2021		11,700	13,447
ING Bank NV
1.642% due 06/09/2014		2,100	2,112
International Lease Finance Corp.
4.875% due 04/01/2015		2,600	2,701
5.650% due 06/01/2014		16,400	16,728
5.750% due 05/15/2016		3,250	3,490
6.500% due 09/01/2014		15,900	16,496
6.750% due 09/01/2016		4,700	5,264
8.625% due 09/15/2015		1,800	2,005
Intesa Sanpaolo SpA
2.638% due 02/24/2014		2,300	2,307
IPIC GMTN Ltd.
1.750% due 11/30/2015		14,300	14,494
JPMorgan Chase & Co.
4.650% due 06/01/2014		22,216	22,607
4.750% due 03/01/2015		5,600	5,861
JPMorgan Chase Bank N.A.
0.994% due 05/31/2017	EUR	6,000	8,176
Korea Development Bank
3.000% due 09/14/2022		$9,100	8,558
3.500% due 08/22/2017		2,400	2,507
Korea Exchange Bank
3.125% due 06/26/2017		6,900	7,086
Korea Finance Corp.
3.250% due 09/20/2016		1,000	1,045
LBG Capital PLC
8.000% due 06/15/2020 (c)		1,200	1,285
8.500% due 12/17/2021 (c)		100	107
Macquarie Bank Ltd.
6.625% due 04/07/2021		19,200	21,240
Macquarie Group Ltd.
7.300% due 08/01/2014		1,300	1,348
Morgan Stanley
6.000% due 04/28/2015		31,300	33,346
National Australia Bank Ltd.
0.966% due 04/11/2014		11,400	11,422
Nordea Bank AB
2.125% due 01/14/2014		500	500
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,950
Nykredit Realkredit A/S
2.000% due 04/01/2014	DKK	63,000	11,677
Petrobras Global Finance BV
2.384% due 01/15/2019		$1,300	1,277
3.000% due 01/15/2019		1,200	1,125
PKO Finance AB
4.630% due 09/26/2022		3,700	3,697

Rabobank Group
6.875% due 03/19/2020	EUR	2,800	4,375
RCI Banque S.A.
2.116% due 04/11/2014		$8,400	8,426
Realkredit Danmark A/S
2.000% due 04/01/2014	DKK	113,500	21,012
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		$800	860
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		4,700	5,023
Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	5,600	9,581
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$5,000	5,300
SLM Corp.
0.538% due 01/27/2014		1,545	1,543
3.875% due 09/10/2015		2,200	2,285
5.000% due 04/15/2015		10,900	11,431
6.250% due 01/25/2016		3,879	4,204
SLM Corp. CPI Linked Bond
2.514% due 04/01/2014		4,202	4,194
Springleaf Finance Corp.
5.400% due 12/01/2015		2,900	3,023
5.750% due 09/15/2016		2,400	2,550
SSIF Nevada LP
0.944% due 04/14/2014		21,200	21,238
State Bank of India
2.392% due 01/21/2016		800	796
4.500% due 07/27/2015		1,000	1,030
Stone Street Trust
5.902% due 12/15/2015		3,200	3,431
Turkiye Garanti Bankasi A/S
2.742% due 04/20/2016		900	875
UBS AG
1.238% due 01/28/2014		4,792	4,796
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		1,000	1,069
5.450% due 11/22/2017		11,200	12,027
Wachovia Corp.
0.513% due 06/15/2017		8,500	8,441

			998,746

INDUSTRIALS 5.5%
AbbVie, Inc.
0.998% due 11/06/2015		11,900	12,028
Altria Group, Inc.
7.750% due 02/06/2014		1,600	1,610
Amgen, Inc.
1.875% due 11/15/2014		30,000	30,341
4.850% due 11/18/2014		6,350	6,587
Anheuser-Busch InBev Worldwide, Inc.
0.788% due 01/27/2014		6,400	6,402
Asciano Finance Ltd.
5.000% due 04/07/2018		2,100	2,228
Braskem Finance Ltd.
5.750% due 04/15/2021		11,300	11,130
7.000% due 05/07/2020		4,700	5,036
Canadian National Railway Co.
0.438% due 11/06/2015		12,140	12,154
CSN Islands Corp.
6.875% due 09/21/2019		4,900	5,108
CSN Resources S.A.
6.500% due 07/21/2020		9,000	9,147
Daimler Finance North America LLC
0.843% due 01/09/2015		14,300	14,352
DISH DBS Corp.
6.625% due 10/01/2014		4,200	4,378
7.125% due 02/01/2016		14,655	16,267
7.750% due 05/31/2015		3,800	4,133
Eaton Corp.
0.573% due 06/16/2014		4,000	4,006
General Mills, Inc.
0.537% due 01/29/2016		29,000	29,040
0.588% due 05/16/2014		2,700	2,703
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,700	1,862
HCA, Inc.
6.375% due 01/15/2015		9,300	9,788
6.500% due 02/15/2016		300	329
7.875% due 02/15/2020		5,900	6,350
8.500% due 04/15/2019		16,000	17,000
Johnson & Johnson
0.311% due 11/28/2016		55,200	55,271

Kansas City Southern de Mexico S.A. de C.V.
0.937% due 10/28/2016	3,400	3,403
KazMunayGas National Co. JSC
11.750% due 01/23/2015	12,700	13,970
MGM Resorts International
6.625% due 07/15/2015	13,500	14,546
7.500% due 06/01/2016	1,403	1,578
NBCUniversal Media LLC
2.100% due 04/01/2014	11,556	11,606
PepsiCo, Inc.
0.447% due 02/26/2016	6,670	6,678
Petrobras International Finance Co.
3.875% due 01/27/2016	9,300	9,620
5.875% due 03/01/2018	100	107
President and Fellows of Harvard College
6.500% due 01/15/2039	200	255
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	4,400	4,349
Sanofi
0.557% due 03/28/2014	17,690	17,718
STATS ChipPAC Ltd.
4.500% due 03/20/2018	2,733	2,733
Temple-Inland, Inc.
6.375% due 01/15/2016	5,000	5,435
Teva Pharmaceutical Finance BV
0.746% due 03/21/2014	2,470	2,472
Total Capital Canada Ltd.
0.624% due 01/17/2014	16,862	16,865
United Airlines, Inc.
6.750% due 09/15/2015	5,100	5,285
Volkswagen International Finance NV
0.565% due 11/18/2015	40,000	40,048
0.837% due 11/20/2014	2,030	2,039
1.038% due 02/17/2014	15,000	15,017
Whirlpool Corp.
7.750% due 07/15/2016	8,300	9,519

		450,493

UTILITIES 1.6%
AT&T, Inc.
0.624% due 02/12/2016	7,988	7,977
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	2,272	2,342
Majapahit Holding BV
7.750% due 01/20/2020	1,800	1,984
Qtel International Finance Ltd.
7.875% due 06/10/2019	3,000	3,682
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	213	230
5.832% due 09/30/2016	517	551
6.750% due 09/30/2019	1,000	1,180
Rosneft Finance S.A.
6.625% due 03/20/2017	1,400	1,554
7.250% due 02/02/2020	1,900	2,152
7.500% due 07/18/2016	300	338
7.875% due 03/13/2018	900	1,044
Sempra Energy
2.000% due 03/15/2014	8,475	8,502
Shell International Finance BV
0.311% due 11/10/2015	15,500	15,513
0.451% due 11/15/2016	13,000	13,020
Telefonica Chile S.A.
3.875% due 10/12/2022	6,100	5,596
Verizon Communications, Inc.
0.442% due 03/06/2015	2,695	2,691
0.857% due 03/28/2014	5,600	5,607
1.773% due 09/15/2016	34,300	35,360
1.993% due 09/14/2018	2,500	2,632
2.500% due 09/15/2016	5,600	5,794
3.650% due 09/14/2018	13,800	14,617

		132,366

Total Corporate Bonds & Notes (Cost $1,553,729)		1,581,605

MUNICIPAL BONDS & NOTES 1.7%
ARIZONA 0.1%
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2029	7,000	7,620

CALIFORNIA 0.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	608

7.043% due 04/01/2050	1,100	1,358
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,450
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	225
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	8,305	8,311
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	4,400	4,649
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	700	861
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,063
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	7,600	9,164
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	3,257
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	108
7.021% due 08/01/2040	100	109
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	7,355	8,586

		39,749

FLORIDA 0.0%
Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,100	2,260

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	7,000	7,009

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2032	9,500	9,642

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	824

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	106

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	244

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,275
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	2,800	2,899

		4,174

NEW YORK 0.6%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,700	5,007
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	530
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,077
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2005
0.363% due 01/01/2028	7,500	7,508
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2026	1,000	1,109
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.565% due 11/15/2028	3,020	3,020
0.816% due 11/15/2032	30,000	30,000

		48,251

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,320
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,100	2,305
6.500% due 06/01/2047	700	566

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	3,800	3,840
Ohio State Revenue Bonds, Series 2012
5.000% due 12/15/2023	2,030	2,295
5.000% due 12/15/2024	3,250	3,634

		13,960

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	110

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,900	2,151
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	2,600	2,923

		5,074

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	2,567

Total Municipal Bonds & Notes (Cost $138,540)		141,590

U.S. GOVERNMENT AGENCIES 14.7%
Fannie Mae
0.515% due 07/25/2037	381	382
0.545% due 07/25/2037	384	385
0.565% due 09/25/2035	467	463
0.575% due 09/25/2035	805	807
0.615% due 09/25/2035	436	437
0.665% due 09/25/2041	18,146	18,272
0.875% due 08/28/2017 - 12/20/2017	11,400	11,241
0.875% due 10/26/2017 (i)	53,800	52,915
0.885% due 06/25/2037	1,211	1,218
0.895% due 06/25/2040	3,670	3,683
0.905% due 03/25/2040	992	1,001
1.250% due 01/30/2017	3,600	3,645
2.310% due 08/01/2022	400	377
2.870% due 09/01/2027	4,100	3,557
3.000% due 08/01/2021 - 10/01/2021	19,763	20,502
3.434% due 03/01/2022	10,958	11,223
3.500% due 03/01/2020 - 03/01/2027	9,817	10,309
4.000% due 12/01/2018 - 02/01/2044	15,782	16,654
4.500% due 06/01/2018 - 02/01/2044	446,769	473,637
5.000% due 02/13/2017 - 02/01/2044	152,217	165,411
5.375% due 06/12/2017	2,200	2,517
5.500% due 09/01/2025 - 01/01/2044	144,344	158,843
6.000% due 12/01/2018 - 05/01/2041	59,760	66,275
FDIC Structured Sale Guaranteed Notes
0.670% due 11/29/2037	4,837	4,832
Freddie Mac
0.667% due 09/15/2041	9,795	9,798
0.717% due 07/15/2041	1,204	1,210
0.867% due 08/15/2037	1,006	1,011
0.877% due 10/15/2037	207	208
0.887% due 05/15/2037 - 09/15/2037	1,089	1,093
1.000% due 03/08/2017	13,300	13,328
1.250% due 05/12/2017	3,200	3,224
3.500% due 06/15/2036	320	334
4.000% due 06/15/2038 - 11/01/2041	8,577	8,800
4.500% due 08/01/2040 - 06/01/2041	73,549	78,083
5.000% due 05/01/2028 - 09/01/2040	23,254	25,097
5.500% due 08/23/2017 - 04/01/2038	1,274	1,408
Ginnie Mae
5.000% due 08/15/2033 - 01/01/2044	30,383	33,010
Small Business Administration
6.220% due 12/01/2028	55	62

Total U.S. Government Agencies (Cost $1,205,259)		1,205,252

U.S. TREASURY OBLIGATIONS 11.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (i)	15,938	16,392
0.125% due 04/15/2018	606	619
0.125% due 01/15/2022	12,382	11,898
0.125% due 07/15/2022	35,444	33,947
0.375% due 07/15/2023	602	580
0.625% due 07/15/2021	54,919	55,754
1.125% due 01/15/2021	5,658	5,947
1.250% due 04/15/2014 (i)	123,486	124,359
1.250% due 07/15/2020	14,564	15,585

1.375% due 01/15/2020		3,672	3,945
1.750% due 01/15/2028		20,958	22,431
2.000% due 01/15/2014 (g)(i)		99,220	99,208
2.000% due 07/15/2014 (i)		81,649	83,502
2.000% due 01/15/2026		19,651	21,768
2.375% due 01/15/2025		60,215	69,228
2.375% due 01/15/2027		105,849	121,929
2.500% due 01/15/2029		47,862	56,193
3.875% due 04/15/2029		6,251	8,565
U.S. Treasury Notes
0.250% due 11/30/2015 (i)		206,300	205,901
0.500% due 12/15/2016 (i)		3,300	3,287
0.625% due 05/31/2017 (i)		1,530	1,510

Total U.S. Treasury Obligations (Cost $1,002,839)			962,548

MORTGAGE-BACKED SECURITIES 4.2%
Arran Residential Mortgages Funding PLC
1.617% due 05/16/2047	EUR	1,355	1,890
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		$1,158	1,163
Banc of America Funding Corp.
0.447% due 06/20/2047		3,600	2,333
4.993% due 02/20/2035		2,769	2,756
Banc of America Mortgage Trust
2.794% due 06/25/2035		2,413	2,268
Banc of America Re-REMIC Trust
5.680% due 02/24/2051		4,900	5,297
BCAP LLC Trust
1.663% due 12/26/2037		134	135
2.609% due 02/26/2035		6,518	6,511
3.286% due 12/26/2035		8,668	7,801
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		1,395	1,400
2.645% due 08/25/2035		315	316
Bear Stearns Alt-A Trust
0.485% due 08/25/2036		5,376	3,152
Chase Mortgage Finance Trust
2.559% due 12/25/2035		2,118	1,925
Citigroup Mortgage Loan Trust, Inc.
0.235% due 01/25/2037		818	495
2.500% due 03/25/2036		1,766	1,624
2.825% due 03/25/2034		1,453	1,453
Countrywide Alternative Loan Trust
0.335% due 05/25/2047		2,123	1,818
0.365% due 05/25/2036		5,806	4,476
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,363	3,621
5.460% due 09/15/2039		19,982	21,723
Credit Suisse First Boston Mortgage Securities Corp.
2.399% due 02/25/2034		930	933
DBRR Trust
0.853% due 02/25/2045		16,852	16,775
Deutsche ALT-A Securities, Inc.
0.325% due 01/25/2047		4,817	3,412
Downey Savings & Loan Association Mortgage Loan Trust
0.986% due 09/19/2044		583	561
Eddystone Finance PLC
1.042% due 04/19/2021	GBP	13,088	21,248
First Horizon Mortgage Pass-Through Trust
2.583% due 10/25/2035		$665	582
Granite Master Issuer PLC
0.347% due 12/20/2054		3,659	3,621
0.729% due 12/20/2054	GBP	25,508	41,845
0.809% due 12/20/2054		11,517	18,917
Granite Mortgages PLC
0.604% due 01/20/2044	EUR	110	151
0.884% due 09/20/2044	GBP	2,157	3,558
0.897% due 01/20/2044		89	147
0.904% due 09/20/2044		579	953
Greenwich Capital Commercial Funding Corp.
5.820% due 07/10/2038		$5,486	5,983
GSR Mortgage Loan Trust
2.671% due 09/25/2035		772	775
HarborView Mortgage Loan Trust
0.416% due 01/19/2036		6,259	4,189
0.507% due 06/20/2035		1,573	1,486
Holmes Master Issuer PLC
1.577% due 10/15/2054	EUR	739	1,021
HomeBanc Mortgage Trust
0.475% due 03/25/2035		$4,721	3,702
Indus Eclipse PLC
0.685% due 01/25/2020	GBP	2,354	3,755
IndyMac Mortgage Loan Trust
0.425% due 06/25/2035		$543	482

JPMorgan Chase Commercial Mortgage Securities Trust
4.928% due 09/12/2037		2,898	2,900
5.397% due 05/15/2045		6,852	7,488
5.447% due 06/12/2047		341	345
JPMorgan Mortgage Trust
2.700% due 08/25/2035 ^		1,008	967
2.719% due 07/25/2035		3,921	3,925
5.750% due 01/25/2036 ^		39	36
LB Commercial Mortgage Trust
5.839% due 07/15/2044		27,149	30,177
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		7,734	8,386
Merrill Lynch Floating Trust
0.706% due 07/09/2021		11,058	11,036
Merrill Lynch Mortgage Investors Trust
0.415% due 11/25/2035		3,639	3,464
5.080% due 09/25/2035		970	928
Morgan Stanley Capital Trust
5.439% due 02/12/2044		949	960
5.597% due 04/12/2049		2,693	2,735
5.610% due 04/15/2049		547	551
Morgan Stanley Mortgage Loan Trust
0.425% due 04/25/2035		6,587	5,914
2.463% due 07/25/2035		2,492	2,137
Prime Mortgage Trust
6.000% due 06/25/2036		2,538	2,178
Provident Funding Mortgage Loan Trust
2.655% due 10/25/2035		5,378	5,285
Residential Accredit Loans, Inc. Trust
0.345% due 09/25/2036		6,240	4,532
0.350% due 08/25/2036		6,126	4,512
0.665% due 03/25/2035		1,936	1,371
0.665% due 08/25/2035 ^		10,781	7,882
1.643% due 08/25/2035		203	176
3.534% due 09/25/2035 ^		2,504	1,933
3.590% due 12/25/2035		7,266	5,796
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	99	132
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		$3,447	3,784
Wachovia Mortgage Loan Trust LLC
2.597% due 10/20/2035 ^		1,907	1,681
WaMu Mortgage Pass-Through Certificates
0.455% due 12/25/2045		3,621	3,302
2.463% due 11/25/2046		6,375	5,949
4.256% due 12/25/2036 ^		639	574
4.746% due 06/25/2037		6,522	5,730
Wells Fargo Mortgage-Backed Securities Trust
2.654% due 03/25/2035		1,654	1,632

Total Mortgage-Backed Securities (Cost $326,162)			344,651

ASSET-BACKED SECURITIES 2.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.440% due 05/25/2033		4,022	3,647
Ares CLO Ltd.
0.488% due 02/24/2018		358	358
Asset-Backed Securities Corp. Home Equity Loan Trust
0.805% due 07/25/2035		2,400	2,159
Avenue CLO Ltd.
0.502% due 07/20/2018		3,182	3,178
Bear Stearns Asset-Backed Securities Trust
0.325% due 08/25/2036		2,907	1,981
0.845% due 10/25/2035		11,700	7,292
Centurion CDO Ltd.
0.562% due 03/08/2017		16,008	15,979
Chase Issuance Trust
5.160% due 04/16/2018		100	109
Citibank Omni Master Trust
2.917% due 08/15/2018		4,600	4,670
Citigroup Mortgage Loan Trust, Inc.
0.405% due 10/25/2036		12,000	11,127
Cornerstone CLO Ltd.
0.464% due 07/15/2021		13,300	13,001
Countrywide Asset-Backed Certificates
0.265% due 08/25/2037		3,922	3,881
Halcyon Structured Asset Management Long/Short Ltd.
0.463% due 08/07/2021		1,713	1,701
Hillmark Funding
0.489% due 05/21/2021		5,800	5,653
JPMorgan Mortgage Acquisition Trust
0.405% due 05/25/2036		9,400	7,687
Lafayette CLO Ltd.
1.642% due 09/06/2022		2,411	2,409

Morgan Stanley ABS Capital, Inc. Trust
0.345% due 03/25/2037		7,110	3,702
0.485% due 11/25/2035		9,837	9,573
Nash Point CLO
0.580% due 07/25/2022	EUR	4,712	6,409
Nomura Home Equity Loan, Inc.
0.575% due 02/25/2036		$3,200	2,582
Option One Mortgage Loan Trust
0.305% due 01/25/2037		4,000	2,222
Park Place Securities, Inc.
0.615% due 09/25/2035		445	422
Penta CLO S.A.
0.551% due 06/04/2024	EUR	3,873	5,133
SLC Student Loan Trust
4.750% due 06/15/2033		$5,123	4,646
SLM Student Loan Trust
0.537% due 12/15/2023	EUR	6,816	9,236
3.417% due 05/16/2044		$1,907	2,022
Soundview Home Loan Trust
0.295% due 12/25/2036		2,951	2,817
South Texas Higher Education Authority, Inc.
0.747% due 10/01/2020		12,056	12,049
Specialty Underwriting & Residential Finance Trust
0.315% due 09/25/2037		3,637	2,024
0.465% due 12/25/2036		28,000	19,029
Structured Asset Securities Corp.
0.335% due 12/25/2036		4,900	3,603
Venture CDO Ltd.
0.461% due 07/22/2021		9,500	9,235

Total Asset-Backed Securities (Cost $168,868)			179,536

SOVEREIGN ISSUES 6.5%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	2,200	3,101
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$9,700	10,573
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	11,000	3,285
Indonesia Government International Bond
7.500% due 01/15/2016		$8,120	8,962
Italy Buoni Poliennali Del Tesoro
2.750% due 12/01/2015	EUR	5,300	7,501
3.000% due 04/15/2015		4,700	6,630
3.750% due 08/01/2015		39,100	55,912
4.500% due 07/15/2015		63,300	91,475
6.000% due 11/15/2014		5,700	8,193
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2014		20,000	27,280
Korea Housing Finance Corp.
4.125% due 12/15/2015		$3,500	3,698
Korea Land & Housing Corp.
4.875% due 09/10/2014		2,000	2,053
Province of Ontario
1.600% due 09/21/2016		7,800	7,954
1.650% due 09/27/2019		600	576
3.000% due 07/16/2018		22,700	23,826
4.000% due 10/07/2019		1,400	1,516
4.400% due 04/14/2020		9,300	10,207
5.500% due 06/02/2018	CAD	300	321
Qatar Government International Bond
5.250% due 01/20/2020		$7,600	8,512
Spain Government International Bond
2.750% due 03/31/2015	EUR	8,900	12,488
3.150% due 01/31/2016		18,300	25,988
3.750% due 10/31/2015		26,300	37,723
4.000% due 07/30/2015		124,200	177,385

Total Sovereign Issues (Cost $528,921)			535,159

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		1,639	1,811

Total Convertible Preferred Securities (Cost $1,840)			1,811

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)		1,000	1,168
GMAC Capital Trust
8.125% due 02/15/2040		50,000	1,337
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (c)		4,800	5,996

Total Preferred Securities (Cost $8,472)			8,501

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.6%
CERTIFICATES OF DEPOSIT 0.5%
Credit Suisse AG
0.651% due 12/07/2015		$27,800	27,802
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		16,500	16,318

			44,120

COMMERCIAL PAPER 0.5%
DCP Midstream LLC
1.100% due 01/14/2014		13,500	13,495
1.100% due 01/29/2014		10,400	10,391
Electricite de France S.A.
0.825% due 01/17/2014		17,700	17,694
Ford Motor Credit Co.
0.850% due 06/18/2014		2,000	1,995

			43,575

REPURCHASE AGREEMENTS (d) 9.8%			800,395

SHORT-TERM NOTES 0.1%
Korea Development Bank
0.770% due 08/20/2014		11,000	10,983

ITALY TREASURY BILLS 1.9%
1.000% due 09/12/2014 - 11/14/2014 (a)	EUR	112,100	153,245

MEXICO TREASURY BILLS 4.2%
3.498% due 01/09/2014 - 06/26/2014 (a)	MXN	4,566,784	346,688

SPAIN TREASURY BILLS 0.5%
0.488% due 06/20/2014	EUR	28,700	39,346

U.S. TREASURY BILLS 0.1%
0.114% due 01/16/2014 - 12/11/2014 (a)(e)(i)		$6,264	6,258

Total Short-Term Instruments (Cost $1,442,049)			1,444,610

Total Investments in Securities (Cost $6,380,121)			6,408,716

	SHARES
INVESTMENTS IN AFFILIATES 28.1%
SHORT-TERM INSTRUMENTS 28.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.1%
PIMCO Short-Term Floating NAV Portfolio		781	8
PIMCO Short-Term Floating NAV Portfolio III		230,500,021	2,302,464

Total Short-Term Instruments (Cost $2,303,796)	2,302,472

Total Investments in Affiliates (Cost $2,303,796)	2,302,472

Total Investments 106.3% (Cost $8,683,917)	$8,711,188
Financial Derivative Instruments (f)(h) (1.0%) (Cost or Premiums, net $(9,595))	(78,929)
Other Assets and Liabilities, net (5.3%)	(435,614)

Net Assets 100.0%	$8,196,645

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.010%	12/31/2013	01/02/2014	$6,000	U.S. Treasury Notes 2.375% due 12/31/2020	$(6,121)	$6,000	$6,000
	0.040%	12/18/2013	01/10/2014	59,900	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020	(60,558)	59,900	59,901
	0.040%	12/18/2013	01/17/2014	46,600	U.S. Treasury Notes 1.625% due 11/15/2022	(46,996)	46,600	46,601
BOS	0.010%	12/31/2013	01/02/2014	6,400	U.S. Treasury Notes 0.375% due 01/15/2016	(6,539)	6,400	6,400
BSN	0.020%	12/31/2013	01/02/2014	300,000	U.S. Treasury Notes 0.625% due 08/15/2016	(306,176)	300,000	300,000
GRE	0.020%	12/31/2013	01/02/2014	68,000	U.S. Treasury Notes 0.250% due 12/31/2015	(69,381)	68,000	68,000
	0.080%	12/20/2013	01/17/2014	25,000	U.S. Treasury Notes 0.500% due 07/31/2017	(25,437)	25,000	25,001
	0.090%	12/24/2013	01/08/2014	150,000	U.S. Treasury Inflation Protected Securities 0.125% - 2.000% due 01/15/2016 - 04/15/2016	(153,063)	150,000	150,003
	0.090%	12/26/2013	01/23/2014	49,500	U.S. Treasury Notes 2.125% due 11/30/2014	(50,496)	49,500	49,501
	0.100%	12/26/2013	01/24/2014	68,100	U.S. Treasury Notes 4.500% due 11/15/2015	(69,465)	68,100	68,101
JPS	0.030%	12/31/2013	01/02/2014	5,400	U.S. Treasury Notes 2.500% due 03/31/2015	(5,513)	5,400	5,400
	0.050%	12/31/2013	01/02/2014	2,000	Freddie Mac 2.255% due 12/05/2022	(2,055)	2,000	2,000
SAL	0.010%	12/31/2013	01/02/2014	8,300	U.S. Treasury Notes 0.750% due 12/31/2017	(8,472)	8,300	8,300
SSB	0.000%	12/31/2013	01/02/2014	5,195	Freddie Mac 2.080% due 10/17/2022	(5,300)	5,195	5,195

Total Repurchase Agreements						$(815,572)	$800,395	$800,403

(1)	Includes accrued interest.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	6.000%	01/01/2044	$1,000	$(1,107)	$(1,109)

Total Short Sales				$(1,107)	$(1,109)

As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended December 31, 2013 was $93,047 at a weighted average interest rate of (0.020%).

(e)	Securities with an aggregate market value of $690 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	9,380	$(1,111)	$0	$(469)
90-Day Eurodollar December Futures	Long	12/2016	84	(63)	0	(6)
90-Day Eurodollar June Futures	Long	06/2016	817	923	0	(41)
90-Day Eurodollar March Futures	Long	03/2016	2,309	2,290	0	(115)
90-Day Eurodollar September Futures	Long	09/2015	9,112	2,560	0	(456)
90-Day Eurodollar September Futures	Long	09/2016	83	(62)	0	(5)

Total Futures Contracts				$4,537	$0	$(1,092)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-21 5-Year Index	(1.000%)	12/20/2018	$22,200	$(405)	$(105)	$0	$(15)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018		$173,900	$3,176	$1,424	$115	$0
iTraxx Europe 20 Index	1.000%	12/20/2018	EUR	22,400	450	427	0	0

					$3,626	$1,851	$115	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$68,900	$(956)	$(875)	$0	$(64)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	600,200	3,975	69	0	(157)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	24,800	121	82	0	(16)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	136,200	29,639	20,829	1,561	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	222,300	17,649	6,158	2,834	0

					$50,428	$26,263	$4,395	$(237)

Total Swap Agreements					$53,649	$28,009	$4,510	$(252)

(g)	Securities with an aggregate market value of $20,033 and cash of $15,780 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	AUD	1,155		$1,024	$0	$(7)
	01/2014	EUR	190,054		261,515	57	0
	01/2014		$1,968	THB	63,327	0	(42)
	02/2014		1,022	AUD	1,155	7	0
	02/2014		2,302	GBP	1,408	29	0
	04/2014	THB	63,327		$1,957	39	0
BPS	01/2014		6,028		187	3	0
	01/2014		$100,405	GBP	61,335	1,162	0
	02/2014	GBP	61,335		$100,385	0	(1,161)
	02/2014	JPY	2,034,400		19,752	430	0
	02/2014	MXN	583,863		44,594	111	(56)
	03/2014	EUR	22,434		29,568	0	(1,294)
	03/2014	MXN	272,445		20,872	144	0
	03/2014		$11,338	MXN	147,974	0	(62)
	04/2014	MXN	556,161		$42,032	21	(199)
	05/2014		91,975		7,024	53	0
	06/2014		107,363		8,180	60	0
CBK	01/2014		29,509		2,227	0	(32)
	01/2014		$1,054	AUD	1,155	0	(23)
	02/2014	EUR	71,925		$98,709	0	(237)
	02/2014	MXN	299,393		22,779	0	(49)
	03/2014	EUR	2,989		4,111	0	(1)
	03/2014	MXN	669,611		51,299	326	0
	04/2014	EUR	300		380	0	(33)
DUB	01/2014	GBP	12,855		21,027	0	(260)
	01/2014	ZAR	59,054		5,815	195	0
	02/2014	EUR	4,000		5,275	0	(227)
	02/2014	JPY	2,519,900		24,485	552	0
	03/2014	MXN	118,152		9,092	93	0
	04/2014	DKK	179,583		32,600	0	(539)
	05/2014	MXN	103,466		7,924	82	0
FBF	01/2014	GBP	48,480		78,511	0	(1,770)
	01/2014	JPY	618,936		5,900	23	0
	02/2014		2,230,500		21,362	177	0
	04/2014	EUR	28,900		39,028	0	(728)
	06/2014		500		634	0	(54)
GLM	01/2014	MXN	99		7	0	0
	02/2014	EUR	15,637		20,933	0	(579)
	03/2014		21,791		29,108	0	(869)
JPM	01/2014	KRW	5,412,519		4,940	0	(193)
	01/2014	MXN	487,716		37,803	467	0
	01/2014	TRY	4,743		2,324	123	0
	01/2014		$7,405	RUB	243,790	0	(4)
	02/2014	EUR	3,020		$4,147	2	(9)
	04/2014	RUB	243,790		7,297	1	0
	04/2014		$7,249	RUB	243,790	47	0
	06/2014	MXN	217,613		$16,559	118	0
MSC	01/2014	BRL	7,577		3,213	1	0
	01/2014		$3,235	BRL	7,577	0	(23)
	01/2014		2,312	TRY	4,743	0	(110)
	04/2014	MXN	736,329		$55,292	0	(582)
	06/2014		241,440		18,363	122	0
RYL	02/2014	EUR	46,500		61,691	0	(2,278)
	03/2014		47,884		64,025	0	(1,848)
SCX	01/2014	THB	57,299		1,749	6	0
UAG	01/2014	RUB	243,790		7,388	0	(12)
	01/2014		$259,709	EUR	190,054	1,749	0
	01/2014		5,135	KRW	5,412,519	0	(2)
	02/2014	EUR	190,054		$259,711	0	(1,743)
	04/2014		50,200		67,887	0	(1,172)
	04/2014	KRW	5,412,519		5,109	0	(9)

Total Forward Foreign Currency Contracts						$6,200	$(16,207)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	31,400	$(59)	$(47)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		31,400	(70)	(10)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		7,600	(15)	(11)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,600	(16)	(3)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		7,600	(15)	(11)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,600	(16)	(3)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		$468,500	(941)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		468,500	(2,840)	(663)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		292,300	(351)	(16)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.700%	03/17/2014		292,300	(2,397)	(3,957)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	03/03/2014		402,100	(281)	(41)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800%	03/03/2014		402,100	(2,171)	(3,525)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		437,600	(1,149)	(809)

								$(10,321)	$(9,100)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014	$18,600	$(11)	$(18)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014	18,600	(23)	(8)

						$(34)	$(26)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,100	$(19)	$(2)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	(2)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	(1)
						$(57)	$(5)

Total Written Options						$(10,412)	$(9,131)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	General Electric Capital Corp.	1.000%	12/20/2015	0.300%		$2,200	$(44)	$75	$31	$0
	MetLife, Inc.	1.000%	12/20/2014	0.135%		6,100	(88)	142	54	0
	MetLife, Inc.	1.000%	12/20/2015	0.294%		1,900	(106)	133	27	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		5,200	(11)	44	33	0
BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.296%	EUR	4,400	(62)	56	0	(6)
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.776%		$500	(7)	9	2	0
	Brazil Government International Bond	1.000%	03/20/2016	1.051%		10,800	(37)	28	0	(9)
	Brazil Government International Bond	1.000%	06/20/2016	1.166%		12,200	(18)	(27)	0	(45)
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%		3,500	(59)	41	0	(18)
	Mexico Government International Bond	1.000%	03/20/2015	0.240%		400	(9)	13	4	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%		4,500	(22)	87	65	0
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.895%		1,000	(16)	18	2	0
	General Electric Capital Corp.	5.000%	09/20/2014	0.174%		4,000	142	5	147	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%		1,400	(26)	19	0	(7)
	JPMorgan Chase & Co.	1.000%	06/20/2014	0.205%		6,700	61	(33)	28	0
	JPMorgan Chase & Co.	1.000%	09/20/2014	0.205%		7,000	71	(27)	44	0
	MetLife, Inc.	1.000%	12/20/2014	0.135%		200	(3)	5	2	0
	Mexico Government International Bond	1.000%	03/20/2015	0.240%		400	(9)	13	4	0
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.776%		1,000	(10)	14	4	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%		2,500	31	1	32	0
	Mexico Government International Bond	1.000%	03/20/2015	0.240%		200	(5)	7	2	0
	Mexico Government International Bond	1.000%	06/20/2016	0.413%		12,600	31	157	188	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		1,700	(24)	47	23	0
FBF	Brazil Government International Bond	1.000%	09/20/2015	0.895%		7,200	(90)	106	16	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%		10,700	(16)	(24)	0	(40)
	MetLife, Inc.	1.000%	12/20/2014	0.135%		200	(3)	5	2	0
GST	Brazil Government International Bond	1.000%	06/20/2015	0.776%		500	(7)	9	2	0
	MetLife, Inc.	1.000%	03/20/2015	0.153%		2,000	(122)	142	20	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%		3,500	(225)	271	46	0
	Mexico Government International Bond	1.000%	06/20/2017	0.582%		700	(7)	17	10	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		24,600	(60)	213	153	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.776%		300	(8)	9	1	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		900	(9)	11	2	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%		1,400	(23)	17	0	(6)
	U.S. Treasury Notes	0.250%	06/20/2017	0.286%	EUR	6,200	(11)	3	0	(8)
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.895%		$1,400	(16)	19	3	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%		5,600	(332)	406	74	0
	Mexico Government International Bond	1.000%	06/20/2017	0.582%		9,600	(127)	268	141	0
MYC	Mexico Government International Bond	1.000%	03/20/2016	0.359%		5,700	(35)	118	83	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		1,400	(20)	39	19	0
RYL	Mexico Government International Bond	1.000%	09/20/2015	0.318%		7,200	(84)	171	87	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.062%		900	5	6	11	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.895%		500	(5)	6	1	0

							$(1,415)	$2,639	$1,363	$(139)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$8,500	$544	$(280)	$264	$0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	900	118	(90)	28	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	22,000	1,440	(757)	683	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	500	57	(41)	16	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,700	191	(138)	53	0

					$2,350	$(1,306)	$1,044	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	2,800	$2	$(73)	$0	$(71)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		3,000	0	(34)	0	(34)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	30,000	3	39	42	0
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		2,300	(1)	2	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		182,000	(68)	326	258	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		2,900	(2)	1	0	(1)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,200	0	2	2	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		44,000	(4)	(187)	0	(191)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		300	(1)	(1)	0	(2)
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	5,000	18	(145)	0	(127)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(11)	0	(11)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	300	(1)	(1)	0	(2)
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	3,400	0	(89)	0	(89)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(11)	0	(11)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	5,200	(3)	2	0	(1)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,300	(1)	6	5	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		400	(1)	(1)	0	(2)
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		6,800	(4)	5	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		52,000	(24)	96	72	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,400	0	2	2	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		400	(1)	(2)	0	(3)
JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		2,300	(1)	0	0	(1)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		1,200	0	1	1	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		600	(2)	0	0	(2)
MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	3,000	10	(86)	0	(76)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	6,800	1	12	13	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		38,000	(24)	77	53	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,400	(2)	1	0	(1)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		6,400	(1)	5	4	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		27,000	(7)	(74)	0	(81)
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,700	1	(48)	0	(47)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	13,000	(3)	21	18	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		26,000	(2)	(110)	0	(112)

							$(118)	$(276)	$472	$(866)

Total Return Swaps on Indices

									Swap Agreements, at Value

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAEMLT Index	57,209	1-Month USD-LIBOR plus a specified spread	01/15/2014	$126,029		$(1,305)	$0	$(1,305)
	Receive	ERAEMLT Index	109,650	1-Month USD-LIBOR plus a specified spread	03/31/2014	248,878		(9,861)	0	(9,861)
	Receive	ERAEMLT Index	133,748	1-Month USD-LIBOR plus a specified spread	04/30/2014	296,606		(5,014)	0	(5,014)
	Receive	ERAEMLT Index	63,758	1-Month USD-LIBOR plus a specified spread	05/15/2014	692,591		7,301	7,301	0
	Receive	ERAEMLT Index	68,251	1-Month USD-LIBOR plus a specified spread	05/30/2014	150,354		(1,545)	0	(1,545)
	Receive	ERAEMLT Index	230,947	1-Month USD-LIBOR plus a specified spread	06/13/2014	518,272		(14,532)	0	(14,532)
	Receive	ERAEMLT Index	205,142	1-Month USD-LIBOR plus a specified spread	06/16/2014	438,844		8,636	8,636	0
	Receive	ERAEMLT Index	223,020	1-Month USD-LIBOR plus a specified spread	06/30/2014	491,302		(5,041)	0	(5,041)
	Receive	ERAEMLT Index	350,798	1-Month USD-LIBOR plus a specified spread	07/15/2014	750,434		14,550	14,550	0
	Receive	ERAEMLT Index	209,855	1-Month USD-LIBOR plus a specified spread	11/14/2014	472,761		(15,749)	0	(15,749)
	Receive	ERAEMLT Index	281,284	1-Month USD-LIBOR plus a specified spread	01/05/2015	610,097		2,256	2,256	0
BRC	Receive	ERAEMLT Index	105,204	1-Month USD-LIBOR plus a specified spread	05/30/2014	231,759		(2,363)	0	(2,363)
FBF	Receive	ERAEMLT Index	223,876	1-Month USD-LIBOR plus a specified spread	04/15/2014	503,917		(15,830)	0	(15,830)
	Receive	ERAEMLT Index	307,880	1-Month USD-LIBOR plus a specified spread	04/30/2014	682,678		(11,439)	0	(11,439)
	Receive	ERAEMLT Index	180,814	1-Month USD-LIBOR plus a specified spread	07/15/2014	386,801		7,598	7,598	0
GST	Receive	ERAEMLT Index	335,139	1-Month USD-LIBOR plus a specified spread	09/30/2014	738,294		(7,570)	0	(7,570)
JPM	Receive	ERAEMLT Index	172,181	1-Month USD-LIBOR plus a specified spread	01/31/2014	379,306		(3,920)	0	(3,920)
	Receive	ERAEMLT Index	123,400	1-Month USD-LIBOR plus a specified spread	03/31/2014	280,022		(11,003)	0	(11,003)

								$(64,831)	$40,341	$(105,172)

Total Swap Agreements							$817	$(63,774)	$43,220	$(106,177)

(5)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(i)	Securities with an aggregate market value of $89,021 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,453	$0	$3,453
Corporate Bonds & Notes
Banking & Finance	0	995,650	3,096	998,746
Industrials	0	450,493	0	450,493
Utilities	0	132,366	0	132,366
Municipal Bonds & Notes
Arizona	0	7,620	0	7,620
California	0	39,749	0	39,749
Florida	0	2,260	0	2,260
Illinois	0	7,009	0	7,009
Kansas	0	9,642	0	9,642
Louisiana	0	824	0	824
Nebraska	0	106	0	106
Nevada	0	244	0	244
New Jersey	0	4,174	0	4,174
New York	0	48,251	0	48,251
Ohio	0	13,960	0	13,960
Tennessee	0	110	0	110
Texas	0	5,074	0	5,074
Washington	0	2,567	0	2,567
U.S. Government Agencies	0	1,200,420	4,832	1,205,252
U.S. Treasury Obligations	0	962,548	0	962,548
Mortgage-Backed Securities	0	339,354	5,297	344,651
Asset-Backed Securities	0	179,536	0	179,536
Sovereign Issues	0	535,159	0	535,159
Convertible Preferred Securities
Banking & Finance	1,811	0	0	1,811
Preferred Securities
Banking & Finance	1,337	7,164	0	8,501
Short-Term Instruments
Certificates of Deposit	0	44,120	0	44,120
Commercial Paper	0	43,575	0	43,575
Repurchase Agreements	0	800,395	0	800,395
Short-Term Notes	0	10,983	0	10,983
Italy Treasury Bills	0	153,245	0	153,245
Mexico Treasury Bills	0	346,688	0	346,688
Spain Treasury Bills	0	39,346	0	39,346
U.S. Treasury Bills	0	6,258	0	6,258
	$3,148	$6,392,343	$13,225	$6,408,716

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,302,472	0	0	2,302,472

Total Investments	$2,305,620	$6,392,343	$13,225	$8,711,188

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,109)	$0	$(1,109)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,510	0	4,510
Over the counter	0	49,420	0	49,420
	$0	$53,930	$0	$53,930

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,092)	(252)	0	(1,344)
Over the counter	0	(131,510)	(5)	(131,515)

	$(1,092)	$(131,762)	$(5)	$(132,859)

Totals	$2,304,528	$6,313,402	$13,220	$8,631,150

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$11,779	$0	$(8,520)	$(29)	$0	$(134)	$0	$0	$3,096	$(106)
Industrials	12,896	0	(12,232)	0	(168)	(496)	0	0	0	0
U.S. Government Agencies	6,135	0	(1,292)	1	6	(18)	0	0	4,832	(10)
Mortgage-Backed Securities	5,562	0	0	(2)	0	(263)	0	0	5,297	(263)
Asset-Backed Securities	9,924	0	(7,509)	0	0	(6)	0	(2,409)	0	0

	$46,296	$0	$(29,553)	$(30)	$(162)	$(917)	$0	$(2,409)	$13,225	$(379)

Financial Derivative Instruments - Liabilities
Over the counter	$(10)	$0	$0	$0	$0	$5	$0	$0	$(5)	$5

Totals	$46,286	$0	$(29,553)	$(30)	$(162)	$(912)	$0	$(2,409)	$13,220	$(374)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,511	Benchmark Pricing	Base Price	100.75
	1,585	Third Party Vendor	Broker Quote	98.20
U.S. Government Agencies	4,832	Third Party Vendor	Broker Quote	99.90
Mortgage-Backed Securities	5,297	Benchmark Pricing	Base Price	108.21

Financial Derivative Instruments - Liabilities
Over the counter	(5)	Indicative Market Quotation	Broker Quote	0.08 - 0.11

Total	$13,220

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO EMG Intl Low Volatility RAFI® -PLUS AR Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.8%
U.S. GOVERNMENT AGENCIES 29.6%
Fannie Mae
6.000% due 01/01/2044	$4,000	$4,437

Total U.S. Government Agencies (Cost $4,443)		4,437

SHORT-TERM INSTRUMENTS 99.2%
REPURCHASE AGREEMENTS (a) 99.2%		14,900

Total Short-Term Instruments (Cost $14,900)		14,900

Total Investments in Securities (Cost $19,343)		19,337

Total Investments 128.8% (Cost $19,343)		$19,337
Financial Derivative Instruments (b)(c) (0.1%) (Cost or Premiums, net $0)		(19)
Other Assets and Liabilities, net (28.7%)		(4,304)

Net Assets 100.0%		$15,014

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$14,900	U.S. Treasury Bonds 4.500% due 05/15/2038	$(15,132)	$14,900	$14,900

Total Repurchase Agreements						$(15,132)	$14,900	$14,900

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	Long	09/2015	103	$(6)	$0	$(5)

Total Futures Contracts				$(6)	$0	$(5)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
BOA	Receive	RALVEIET Index	152,968	1-Month USD-LIBOR plus a specified spread	01/30/2015	$15,000	$(14)	$0	$(14)

Total Swap Agreements							$(14)	$0	$(14)

(1)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
U.S. Government Agencies	$0	$4,437	$0	$4,437
Short-Term Instruments
Repurchase Agreements	0	14,900	0	14,900

	$0	$19,337	$0	$19,337

Total Investments	$0	$19,337	$0	$19,337

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	0	0	(5)
Over the counter	0	(14)	0	(14)

	$(5)	$(14)	$0	$(19)

Totals	$(5)	$19,323	$0	$19,318

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.6%
BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		$500	$508
Qtel International Finance Ltd.
3.375% due 10/14/2016		900	945
6.500% due 06/10/2014		3,100	3,174

Total Bermuda (Cost $4,598)			4,627

BRAZIL 9.6%
CORPORATE BONDS & NOTES 1.7%
Banco Bradesco S.A.
2.338% due 05/16/2014		$4,100	4,104
Banco do Brasil S.A.
2.899% due 07/02/2014		6,900	6,949
4.500% due 01/22/2015		14,750	15,156
4.500% due 01/20/2016	EUR	4,400	6,311
Banco Santander Brasil S.A.
2.343% due 03/18/2014		$54,250	54,256
Banco Votorantim Ltd.
3.247% due 03/28/2014		11,900	11,898
Banco Votorantim S.A.
5.250% due 02/11/2016		3,700	3,839
Cia Energetica de Sao Paulo Inflation Linked Bond
9.750% due 01/15/2015	BRL	5,750	3,614
Petrobras Global Finance BV
1.857% due 05/20/2016		$18,600	18,600
2.000% due 05/20/2016		10,100	10,117
2.384% due 01/15/2019		17,900	17,587
Petrobras International Finance Co.
2.875% due 02/06/2015		45,400	46,195
3.875% due 01/27/2016		2,000	2,069

			200,695

SOVEREIGN ISSUES 7.9%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2014	BRL	3,000	1,271
0.000% due 01/01/2017		501,000	149,597
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		1,060,544	426,069
10.000% due 01/01/2021		649,220	239,880
10.000% due 01/01/2023		244,057	87,630

			904,447

Total Brazil (Cost $1,373,927)			1,105,142

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO
0.482% due 10/20/2020		$9,159	9,074
Hyundai Capital Auto Funding Ltd.
1.165% due 09/20/2016		2,947	2,927

			12,001

CORPORATE BONDS & NOTES 0.0%
QNB Finance Ltd.
3.125% due 11/16/2015		2,700	2,791

Total Cayman Islands (Cost $14,719)			14,792

CHILE 0.3%
CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
1.842% due 01/19/2016		$4,630	4,609
2.239% due 02/14/2014		15,000	14,992
3.750% due 09/22/2015		5,300	5,493

			25,094

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica Inflation Linked Bond
4.500% due 10/15/2023	CLP	1,631,669	3,722
Bonos del Banco Central de Chile en UF Inflation Linked Bond
3.000% due 05/01/2017		699,287	1,375
3.000% due 07/01/2018		1,305,335	2,626
3.000% due 10/01/2018		34,964	70

			7,793

Total Chile (Cost $31,325)			32,887

COLOMBIA 3.7%
CORPORATE BONDS & NOTES 0.4%
Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	77,976,000	42,139

SOVEREIGN ISSUES 3.3%
Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	13,176
Colombia Government International Bond
7.750% due 04/14/2021		12,260,000	7,057
8.250% due 12/22/2014		$3,730	3,979
9.850% due 06/28/2027	COP	69,409,000	45,414
12.000% due 10/22/2015		175,978,000	103,102
Colombian TES
5.000% due 11/21/2018		186,868,400	93,260
7.000% due 05/04/2022		123,585,900	64,995
7.500% due 08/26/2026		83,042,000	43,982
10.000% due 07/24/2024		1,000,000	640

			375,605

Total Colombia (Cost $454,056)			417,744

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
CNOOC Finance Ltd.
1.125% due 05/09/2016		$14,300	14,255
CNPC General Capital Ltd.
1.450% due 04/16/2016		22,400	22,199

Total Hong Kong (Cost $36,643)			36,454

HUNGARY 0.5%
SOVEREIGN ISSUES 0.5%
Hungary Government International Bond
5.500% due 02/12/2014	HUF	730,040	3,387
5.500% due 02/12/2016		6,319,600	30,382
6.500% due 06/24/2019		620,000	3,100
6.750% due 11/24/2017		478,000	2,400
7.500% due 11/12/2020		4,270,000	22,281

Total Hungary (Cost $63,460)			61,550

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Export-Import Bank of India
4.375% due 02/02/2015		$900	921
4.400% due 04/21/2015		2,400	2,469
ICICI Bank Ltd.
1.988% due 02/24/2014		7,800	7,803
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		17,100	17,547
State Bank of India
4.500% due 07/27/2015		1,000	1,030

Total India (Cost $29,728)			29,770

INDONESIA 4.9%
SOVEREIGN ISSUES 4.9%
Indonesia Government International Bond
6.375% due 04/15/2042	IDR	454,596,000	26,428

6.625% due 05/15/2033		4,293,000	276
6.750% due 03/10/2014		$2,440	2,468
7.250% due 04/20/2015		14,695	15,771
7.375% due 09/15/2016	IDR	74,741,000	6,040
8.250% due 07/15/2021		305,000,000	24,900
8.250% due 06/15/2032		1,116,701,000	85,648
8.375% due 09/15/2026		376,787,000	29,660
9.500% due 07/15/2023		62,807,000	5,450
9.500% due 07/15/2031		778,300,000	66,830
9.500% due 05/15/2041		333,047,000	28,119
10.000% due 09/15/2024		218,000,000	19,430
10.000% due 02/15/2028		576,198,000	50,975
10.375% due 05/04/2014		$12,000	12,393
10.500% due 08/15/2030	IDR	996,563,000	92,239
10.500% due 07/15/2038		295,238,000	27,280
11.000% due 11/15/2020		468,548,000	43,821
11.000% due 09/15/2025		164,074,000	15,639
11.500% due 09/15/2019		46,330,000	4,365
12.800% due 06/15/2021		1,980,000	203

Total Indonesia (Cost $772,693)			557,935

IRELAND 2.9%
CORPORATE BONDS & NOTES 2.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$118,220	119,156
Novatek OAO via Novatek Finance Ltd.
7.750% due 02/21/2017	RUB	3,223,300	98,440
Russian Railways via RZD Capital PLC
8.300% due 04/02/2019		3,866,100	116,661
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	214

Total Ireland (Cost $351,323)			334,471

KAZAKHSTAN 0.2%
CORPORATE BONDS & NOTES 0.2%
KazMunayGas National Co. JSC
11.750% due 01/23/2015		$10,100	11,110
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		14,709	15,033

Total Kazakhstan (Cost $26,026)			26,143

LUXEMBOURG 4.5%
CORPORATE BONDS & NOTES 4.5%
ALROSA Finance S.A.
8.875% due 11/17/2014		$1,500	1,594
ArcelorMittal
4.250% due 02/25/2015		7,500	7,725
Gazprom OAO Via Gaz Capital S.A.
5.030% due 02/25/2014	EUR	250	346
5.092% due 11/29/2015		$23,100	24,625
8.125% due 07/31/2014		51,720	53,928
8.125% due 02/04/2015	EUR	1,700	2,514
Rosneft Finance S.A.
6.250% due 02/02/2015		$4,400	4,636
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		24,480	24,520
8.625% due 02/17/2017	RUB	1,482,800	44,690
8.700% due 03/17/2016		6,508,500	197,881
9.000% due 06/11/2014		$18,710	19,346
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		41,900	44,414
7.000% due 01/31/2016	RUB	2,617,000	79,415
Severstal OAO Via Steel Capital S.A.
9.250% due 04/19/2014		$14,500	14,870

Total Luxembourg (Cost $551,210)			520,504

MALAYSIA 5.4%
SOVEREIGN ISSUES 5.4%
Malaysia Government Bond
3.260% due 03/01/2018	MYR	246,420	74,051
3.314% due 10/31/2017		78,601	23,702
3.418% due 08/15/2022		162,201	46,881
3.434% due 08/15/2014		500	153
3.480% due 03/15/2023		17,470	5,079
3.492% due 03/31/2020		656,370	194,840

3.580% due 09/28/2018		252,901	76,564
3.814% due 02/15/2017		51,000	15,690
3.892% due 03/15/2027		5,933	1,728
4.012% due 09/15/2017		67,301	20,806
4.160% due 07/15/2021		61,497	18,881
4.262% due 09/15/2016		295,638	92,380
4.378% due 11/29/2019		168,680	52,535
4.392% due 04/15/2026		6,700	2,020

Total Malaysia (Cost $693,431)			625,310

MEXICO 8.9%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	1

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.8%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$200	207
6.450% due 12/05/2022	MXN	518,000	36,758
9.000% due 01/15/2016		142,300	11,781
Hipotecaria Su Casita S.A. de C.V.
5.790% due 06/28/2018 ^		77,488	293
Petroleos Mexicanos
4.875% due 03/15/2015		$5,072	5,336
9.150% due 03/28/2016	MXN	346,924	29,033
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		$3,005	3,135
8.750% due 01/31/2016	MXN	110,100	9,125
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.788% due 12/09/2014 ^		76,200	875

			96,543

SOVEREIGN ISSUES 8.1%
Mexico Government International Bond
5.000% due 06/15/2017		2,055,000	158,821
6.250% due 06/16/2016		1,501,519	121,048
6.500% due 06/10/2021		659,200	52,052
6.500% due 06/09/2022		515,300	39,996
7.750% due 12/14/2017		335,000	28,190
7.750% due 05/29/2031		2,160,060	173,527
8.000% due 12/17/2015		53,100	4,386
8.000% due 06/11/2020		1,410,870	121,273
8.500% due 12/13/2018		2,291,267	198,598
8.500% due 05/31/2029		272,070	23,721
9.500% due 12/18/2014		141,263	11,421
10.000% due 12/05/2024		17	2

			933,035

Total Mexico (Cost $1,064,866)			1,029,579

NETHERLANDS 1.6%
ASSET-BACKED SECURITIES 0.0%
Harbourmaster CLO BV
0.537% due 06/15/2020	EUR	223	306

CORPORATE BONDS & NOTES 1.6%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$44,010	44,670
10.500% due 03/25/2014		57,692	59,120
VimpelCom Holdings BV
4.247% due 06/29/2014		38,800	38,955
9.000% due 02/13/2018	RUB	1,232,000	37,644
Volkswagen International Finance NV
0.857% due 04/01/2014		$5,900	5,907

Waha Aerospace BV
3.925% due 07/28/2020		70	74

			186,370

Total Netherlands (Cost $189,573)			186,676

NIGERIA 2.1%
SOVEREIGN ISSUES 2.1%
Nigeria Government Bond
4.000% due 04/23/2015	NGN	507,800	2,837
7.000% due 10/23/2019		2,279,100	10,875
10.700% due 05/30/2018		554,800	3,207
15.100% due 04/27/2017		6,539,170	43,144
16.000% due 06/29/2019		12,767,900	88,988
16.390% due 01/27/2022		12,579,250	91,008

Total Nigeria (Cost $252,506)			240,059

PANAMA 0.1%
SOVEREIGN ISSUES 0.1%
Panama Government International Bond
7.250% due 03/15/2015		$9,222	9,937

Total Panama (Cost $9,886)			9,937

PERU 2.7%
SOVEREIGN ISSUES 2.7%
Peru Government International Bond
6.850% due 02/12/2042	PEN	38,000	13,182
6.900% due 08/12/2037		78,930	27,675
6.950% due 08/12/2031		174,745	62,576
7.840% due 08/12/2020		236,570	96,517
8.200% due 08/12/2026		18,630	7,839
9.875% due 02/06/2015		$3,250	3,564
9.910% due 05/05/2015	PEN	261,599	101,190

Total Peru (Cost $335,176)			312,543

PHILIPPINES 0.5%
SOVEREIGN ISSUES 0.5%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,686,000	37,133
4.950% due 01/15/2021		1,006,000	24,083

Total Philippines (Cost $63,796)			61,216

POLAND 10.7%
SOVEREIGN ISSUES 10.7%
Poland Government International Bond
2.500% due 07/25/2018	PLN	190,500	60,220
2.710% due 01/25/2015		43,920	14,563
3.750% due 04/25/2018		68,900	23,007
4.750% due 10/25/2016		276,100	95,185
5.000% due 04/25/2016		300,400	103,860
5.250% due 01/15/2014		$990	991
5.250% due 10/25/2017	PLN	564,990	199,005
5.250% due 10/25/2020		148,200	52,686
5.500% due 04/25/2015		343,640	117,800
5.500% due 10/25/2019		1,145,540	410,779
5.750% due 10/25/2021		363,867	132,669
6.250% due 10/24/2015		56,790	19,932

Total Poland (Cost $1,154,326)			1,230,697

QATAR 0.3%
CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc.
6.067% due 12/31/2033		$665	702
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		14,750	15,266
5.832% due 09/30/2016		3,593	3,827

			19,795

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.000% due 01/20/2015		5,200	5,389
5.150% due 04/09/2014		7,150	7,241

			12,630

Total Qatar (Cost $32,104)			32,425

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government Bond
5.750% due 01/27/2016	RON	72,900	23,371
5.800% due 10/26/2015		30,400	9,757
5.900% due 07/26/2017		22,100	7,158
5.950% due 06/11/2021		54,500	17,652
6.750% due 06/11/2017		12,800	4,242

Total Romania (Cost $59,944)			62,180

RUSSIA 3.0%
SOVEREIGN ISSUES 3.0%
Russia Government International Bond
3.625% due 04/29/2015		$39,600	40,986
6.200% due 01/31/2018	RUB	462,500	13,766
6.800% due 12/11/2019		914,600	27,393
7.050% due 01/19/2028		1,504,200	42,783
7.500% due 03/15/2018		459,600	14,342
7.500% due 02/27/2019		643,600	19,979
7.600% due 04/14/2021		2,221,300	68,582
7.600% due 07/20/2022		3,805,800	116,288

Total Russia (Cost $375,673)			344,119

SOUTH AFRICA 10.1%
SOVEREIGN ISSUES 10.1%
South Africa Government International Bond
6.250% due 03/31/2036	ZAR	190,200	13,350
6.500% due 02/28/2041		237,000	16,683
6.750% due 03/31/2021		1,489,800	135,220
7.000% due 02/28/2031		724,900	57,725
7.250% due 01/15/2020		3,701,060	349,424
7.750% due 02/28/2023		100	9
8.000% due 12/21/2018		2,551,170	251,701
8.250% due 09/15/2017		3,368,170	335,015

Total South Africa (Cost $1,551,150)			1,159,127

SOUTH KOREA 0.7%
CORPORATE BONDS & NOTES 0.7%
Export-Import Bank of Korea
1.094% due 09/17/2016		$7,700	7,731
2.046% due 03/21/2015		8,600	8,611
5.875% due 01/14/2015		2,100	2,210
Korea Development Bank
0.528% due 04/03/2014	EUR	4,500	6,193
0.900% due 02/20/2015		$32,800	32,732
0.937% due 08/20/2015		8,700	8,722
Korea Electric Power Corp.
3.000% due 10/05/2015		9,200	9,480
5.500% due 07/21/2014		3,400	3,484
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,100	1,134

Total South Korea (Cost $79,974)			80,297

SPAIN 0.4%
SOVEREIGN ISSUES 0.4%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	13,000	18,274
4.305% due 03/06/2014		10,000	13,841
Junta de Castilla y Leon
6.270% due 02/19/2018		3,400	5,241
6.505% due 03/01/2019		2,900	4,578

Xunta de Galicia
5.763% due 04/03/2017		1,700	2,562
6.131% due 04/03/2018		3,100	4,798

Total Spain (Cost $44,381)			49,294

SRI LANKA 0.0%
SOVEREIGN ISSUES 0.0%
Sri Lanka Government International Bond
7.400% due 01/22/2015		$4,300	4,477

Total Sri Lanka (Cost $4,483)			4,477

THAILAND 2.1%
SOVEREIGN ISSUES 2.1%
Thailand Government Bond
2.800% due 10/10/2017	THB	567,000	17,062
3.125% due 12/11/2015		979,681	30,097
3.450% due 03/08/2019		45,300	1,381
3.580% due 12/17/2027		284,200	8,172
3.625% due 05/22/2015		1,000,000	30,889
3.625% due 06/16/2023		425,400	12,696
3.650% due 12/17/2021		218,000	6,597
3.875% due 06/13/2019		2,072,830	64,615
5.125% due 03/13/2018		444,630	14,502
5.250% due 05/12/2014		1,300,000	39,966
5.625% due 01/12/2019		154,000	5,164
6.150% due 07/07/2026		118,000	4,302

Total Thailand (Cost $245,690)			235,443

TURKEY 3.1%
SOVEREIGN ISSUES 3.1%
Turkey Government International Bond
3.000% due 01/06/2021 (c)	TRY	152,577	68,987
3.000% due 07/21/2021 (c)		154,245	69,801
3.000% due 02/23/2022 (c)		151,922	68,510
3.000% due 08/02/2023 (c)		56,561	25,488
4.000% due 04/01/2020 (c)		129,741	62,509
7.100% due 03/08/2023		75,900	29,011
10.500% due 01/15/2020		49,630	23,660
11.000% due 08/06/2014		7,300	3,439

Total Turkey (Cost $460,542)			351,405

UNITED KINGDOM 0.0%
CORPORATE BONDS & NOTES 0.0%
HBOS PLC
0.942% due 09/06/2017		$2,500	2,417
Mitchells & Butlers Finance PLC
0.975% due 12/15/2028	GBP	440	659

Total United Kingdom (Cost $2,836)			3,076

UNITED STATES 1.3%
ASSET-BACKED SECURITIES 0.1%
Ameriquest Mortgage Securities, Inc.
0.435% due 04/25/2036		$3,536	3,141
Citibank Omni Master Trust
4.900% due 11/15/2018		4,128	4,280
Countrywide Asset-Backed Certificates
0.265% due 05/25/2047		45	44
Credit-Based Asset Servicing and Securitization LLC
0.285% due 07/25/2037		27	17
HSI Asset Securitization Corp. Trust
0.455% due 11/25/2035		1,347	1,113
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		348	177
SLM Student Loan Trust
0.362% due 01/25/2040	EUR	2,400	2,883

			11,655

CORPORATE BONDS & NOTES 1.1%
AbbVie, Inc.
1.200% due 11/06/2015		$5,800	5,862

Ally Financial, Inc.
2.926% due 07/18/2016	500	511
3.439% due 02/11/2014	13,600	13,684
4.625% due 06/26/2015	32,010	33,395
6.750% due 12/01/2014	400	420
Anadarko Petroleum Corp.
7.625% due 03/15/2014	4,000	4,053
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015	833	837
Bank of America N.A.
0.523% due 06/15/2016	12,000	11,900
CIT Group, Inc.
5.250% due 04/01/2014	18,000	18,225
Comcast Corp.
5.300% due 01/15/2014	985	986
Ford Motor Credit Co. LLC
1.489% due 05/09/2016	4,800	4,873
2.750% due 05/15/2015	4,750	4,874
8.000% due 06/01/2014	1,100	1,134
General Motors Financial Co., Inc.
2.750% due 05/15/2016	3,700	3,756
JPMorgan Chase Bank N.A.
0.574% due 06/13/2016	1,000	995
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015	600	604
PepsiCo, Inc.
0.447% due 02/26/2016	2,000	2,002
SABMiller Holdings, Inc.
1.850% due 01/15/2015	11,962	12,108
Wachovia Bank N.A.
0.622% due 11/03/2014	1,403	1,406
Wachovia Corp.
0.614% due 10/15/2016	2,400	2,389

		124,014

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Funding Corp.
2.872% due 03/20/2036	188	169
BCAP LLC Trust
0.335% due 01/25/2037 ^	692	505
Bear Stearns Adjustable Rate Mortgage Trust
2.401% due 02/25/2036 ^	334	234
2.547% due 01/25/2035	34	33
Bear Stearns Alt-A Trust
2.484% due 08/25/2036 ^	520	217
2.708% due 09/25/2035	62	55
Citigroup Mortgage Loan Trust, Inc.
2.591% due 07/25/2046 ^	183	146
2.825% due 03/25/2034	46	46
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	262	218
Countrywide Home Loan Mortgage Pass-Through Trust
2.726% due 09/25/2047 ^	113	94
GSR Mortgage Loan Trust
2.565% due 11/25/2035	224	189
HarborView Mortgage Loan Trust
0.507% due 06/20/2035	1,242	1,173
5.027% due 08/19/2036 ^	65	54
HomeBanc Mortgage Trust
5.480% due 04/25/2037 ^	300	241
Luminent Mortgage Trust
0.345% due 12/25/2036	115	85
MASTR Alternative Loan Trust
0.565% due 03/25/2036	120	27
Morgan Stanley Mortgage Loan Trust
2.184% due 06/25/2036	63	58
Residential Accredit Loans, Inc. Trust
3.668% due 02/25/2036 ^	238	169
Residential Asset Securitization Trust
0.565% due 01/25/2046 ^	282	150
Sequoia Mortgage Trust
2.414% due 01/20/2047 ^	106	91
Structured Adjustable Rate Mortgage Loan Trust
5.080% due 03/25/2036 ^	201	168
WaMu Mortgage Pass-Through Certificates
2.016% due 01/25/2037 ^	199	164
2.086% due 12/25/2036 ^	124	106
2.127% due 04/25/2037	133	105
2.369% due 09/25/2036 ^	212	186

Wells Fargo Mortgage-Backed Securities Trust
0.665% due 07/25/2037		251	219

			4,902

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 01/01/2027 - 12/01/2039		370	400

Total United States (Cost $139,040)			140,971

SHORT-TERM INSTRUMENTS 6.8%
COMMERCIAL PAPER 0.1%
Ford Motor Credit Co.
1.021% due 01/06/2014		$4,700	4,699

REPURCHASE AGREEMENTS (d) 0.1%
			5,090

JAPAN TREASURY BILLS 0.3%
0.072% due 02/03/2014	JPY	3,910,000	37,126

MEXICO TREASURY BILLS 1.6%
3.583% due 01/02/2014 - 06/12/2014 (b)	MXN	2,442,109	185,656

U.S. TREASURY BILLS 1.7%
0.115% due 01/09/2014 - 12/11/2014 (b)(g)		$193,250	193,082

THAILAND TREASURY BILLS 2.5%
	THB
2.518% due 01/02/2014 - 04/24/2014 (b)		$9,500,000	288,063

MALAYSIA TREASURY BILLS 0.1%
2.924% due 02/18/2014 - 07/10/2014 (b)	MYR	203,600	61,473

Total Short-Term Instruments (Cost $795,165)			775,189

Total Investments in Securities (Cost $11,264,250)			10,076,039

	SHARES
INVESTMENTS IN AFFILIATES 12.6%
SHORT-TERM INSTRUMENTS 12.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.6%
PIMCO Short-Term Floating NAV Portfolio		80,058,057	800,981
PIMCO Short-Term Floating NAV Portfolio III		65,305,600	652,337

Total Short-Term Instruments (Cost $1,453,762)			1,453,318

Total Investments in Affiliates (Cost $1,453,762)			1,453,318

Total Investments 100.2% (Cost $12,718,012)			$11,529,357
Financial Derivative Instruments (e)(f) (1.4%) (Cost or Premiums, net $6,399)			(157,974)
Other Assets and Liabilities, net 1.2%			129,362

Net Assets 100.0%			$11,500,745

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$5,090	Freddie Mac 2.080% due 10/17/2022	$(5,196)	$5,090	$5,090

Total Repurchase Agreements						$(5,196)	$5,090	$5,090

(1)	Includes accrued interest.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac	5.000%	01/01/2044	$3,000	$(3,245)	$(3,236)

Total Short Sales				$(3,245)	$(3,236)

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	06/19/2017	$81,450	$935	$346	$74	$0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023	208,600	1,390	5,366	1,176	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	17,400	3,787	505	200	0

					$6,112	$6,217	$1,450	$0

Total Swap Agreements					$6,112	$6,217	$1,450	$0

Cash of $7,146 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	BRL	29,596		$12,602	$57	$0
	01/2014	EUR	45,508		61,596	0	(1,010)
	01/2014	KRW	20,327,101		19,020	0	(257)
	01/2014	MYR	647,097		200,168	2,740	0
	01/2014	PHP	680,674		15,760	396	0
	01/2014	RUB	164,846		5,000	0	(4)
	01/2014	THB	683,829		21,204	406	0
	01/2014		$12,378	BRL	29,596	167	0
	01/2014		8,442	INR	531,846	136	0
	04/2014	PEN	53,808		$19,074	80	0
	04/2014		$193,928	MYR	630,466	8	(2,613)
	04/2014		4,000	PHP	176,920	11	0
BPS	01/2014	COP	52,036,284		$27,249	293	0
	01/2014	MXN	456,939		34,517	0	(470)
	01/2014	MYR	45,569		14,105	202	0
	01/2014	PLN	46,674		15,000	0	(422)
	01/2014		$42,267	MYR	136,183	0	(717)
	01/2014		15,973	ZAR	158,899	0	(852)
	01/2014	ZAR	61,358		$5,930	91	0
	03/2014	MXN	39,521		3,000	0	(12)
	03/2014		$296,228	MXN	3,870,538	0	(1,270)
	04/2014	MXN	544,133		$40,982	78	(461)
	04/2014	MYR	155,523		47,872	676	0
	04/2014	PEN	28,098		9,899	0	(20)
BRC	01/2014	BRL	22,407		9,846	349	0
	01/2014	CNY	558,578		90,656	0	(1,354)
	01/2014	COP	9,700,000		5,000	0	(25)
	01/2014	IDR	44,529,163		3,819	173	0
	01/2014	INR	1,567,086		24,447	0	(829)
	01/2014	KRW	36,365,892		34,061	0	(428)
	01/2014	MYR	871,772		267,992	2,015	0
	01/2014	PHP	776,431		17,798	272	0
	01/2014	PLN	153,106		50,242	128	(476)
	01/2014	RUB	2,259,854		69,274	665	0
	01/2014	THB	6,055,666		189,882	5,702	0
	01/2014	TRY	70,730		34,727	1,901	0
	01/2014		$9,554	BRL	22,407	18	(75)
	01/2014		26,880	CNY	165,108	317	0
	01/2014		16,831	IDR	196,078,819	0	(775)
	01/2014		14,105	INR	911,711	600	0
	01/2014		9,447	KRW	10,080,336	113	0
	01/2014		93,643	MYR	309,424	801	(39)
	01/2014		103,267	PLN	322,600	3,329	0
	01/2014		22,365	RUB	736,504	119	(127)
	01/2014		39,116	THB	1,251,343	0	(1,057)
	01/2014		207,741	ZAR	2,126,596	0	(5,363)
	01/2014	ZAR	180,418		$17,404	234	0
	02/2014	JPY	1,709,300		16,601	366	0
	02/2014		$4,538	BRL	10,745	0	(20)
	02/2014		1,121	IDR	13,866,770	3	0
	03/2014	COP	23,296,516		$12,052	25	0
	03/2014	MXN	50,436		3,829	0	(14)
	03/2014		$4,521	MXN	58,863	0	(35)
	04/2014	CLP	1,447,758		$2,691	0	(37)
	04/2014	MYR	54,624		16,500	0	(76)
	04/2014	THB	1,055,656		32,745	832	(55)
	04/2014		$261,644	MYR	856,318	38	(1,821)
	04/2014		100,332	THB	3,249,511	51	(1,976)
CBK	01/2014	EUR	4,072		$5,521	0	(80)
	01/2014	INR	528,622		8,183	0	(343)
	01/2014	PLN	15,257		5,000	0	(41)
	01/2014	RUB	828,063		25,000	0	(137)
	01/2014	TRY	35,573		17,000	539	(49)
	01/2014		$52,677	COP	101,779,669	100	(53)
	01/2014		186,684	HUF	41,244,175	3,884	0
	01/2014		23,081	INR	1,475,193	713	0
	01/2014		36,092	MYR	114,567	0	(1,137)
	01/2014		18,197	RON	60,115	277	0
	01/2014		91,380	THB	3,000,000	0	(136)
	01/2014		25,318	TRY	53,180	0	(636)
	02/2014	JPY	3,910,000		$40,242	3,108	0
	03/2014	COP	44,776,448		23,150	35	0
	03/2014	MXN	92,008		7,000	0	(12)
	04/2014	THB	789,971		25,126	1,205	0
	06/2014	MXN	6,952		530	4	0
DUB	01/2014	BRL	169,943		72,730	698	0
	01/2014	COP	49,924,270		26,287	425	0
	01/2014	HKD	93		12	0	0
	01/2014	IDR	333,730,280		28,656	1,329	0
	01/2014	INR	272,736		4,218	0	(181)
	01/2014	KRW	2,131		2	0	0
	01/2014	MYR	304,307		93,957	1,113	0
	01/2014	PLN	236,483		77,447	96	(789)
	01/2014	RON	26,034		8,000	0	(1)
	01/2014	RUB	1,662,793		50,688	302	(90)
	01/2014	THB	1,109,021		34,748	1,018	0
	01/2014	TRY	5,144		2,500	113	0
	01/2014		$72,469	BRL	169,943	127	(564)
	01/2014		5	CNY	31	0	0
	01/2014		5,823	HUF	1,258,827	0	(7)
	01/2014		61,560	IDR	719,902,533	0	(2,613)
	01/2014		5,060	INR	318,274	73	0
	01/2014		21,963	KRW	23,435,664	263	0
	01/2014		105,727	MYR	338,190	0	(2,545)
	01/2014		64,581	PHP	2,853,763	194	(359)
	01/2014		42,657	RON	141,259	755	0
	01/2014		38,737	RUB	1,267,185	0	(271)
	01/2014		270,054	THB	8,662,075	0	(6,601)
	01/2014		133,111	ZAR	1,356,431	0	(4,025)
	01/2014	ZAR	2,416,151		$245,691	15,757	0
	02/2014	BRL	11,193		4,715	10	(1)
	03/2014	COP	23,308,568		12,052	19	0
	03/2014	MXN	786,625		60,346	410	(10)
	03/2014		$12,994	MXN	167,968	0	(194)
	04/2014	MXN	1,214,345		$92,577	236	0
	04/2014	PEN	86,124		30,368	31	(64)
	04/2014	PHP	2,426,534		54,627	0	(382)
	04/2014	TRY	20,170		9,299	120	0
	04/2014		$10,595	KRW	11,212,361	7	0
	04/2014		88,539	MYR	288,132	0	(1,101)
	04/2014		24,653	RUB	819,296	0	(134)
	09/2015		5,220	CNY	31,920	0	(28)
FBF	01/2014	BRL	689,902		$294,163	1,738	0
	01/2014	INR	1,957,044		30,657	0	(908)
	01/2014	KRW	12,936,976		12,136	0	(133)
	01/2014	MYR	48,615		15,000	168	0
	01/2014	PHP	23,587		546	14	0
	01/2014	RUB	166,050		5,000	0	(41)
	01/2014	THB	353,265		11,276	531	0
	01/2014		$294,087	BRL	689,902	0	(1,663)
	01/2014		24,916	COP	47,959,033	0	(72)
	01/2014		7,558	KRW	8,057,477	84	0
	01/2014		4,188	MYR	13,443	0	(86)
	01/2014		78,789	THB	2,531,562	0	(1,793)
	02/2014	BRL	11,788		$4,989	33	0
	02/2014		$179,595	BRL	424,831	0	(971)
	03/2014	COP	47,959,033		$24,811	53	0
	03/2014	MXN	105,348		8,000	0	(28)
	04/2014	PEN	53,373		18,823	0	(17)
GLM	01/2014	BRL	219,975		93,902	663	0
	01/2014	COP	24,699,407		12,994	199	0
	01/2014	PLN	52,605		17,000	21	(403)
	01/2014	RUB	395,760		12,000	0	(14)
	01/2014	TRY	11,032		5,364	244	0
	01/2014		$96,017	BRL	219,975	0	(2,778)
	01/2014		5,794	HUF	1,281,431	127	0
	01/2014		19,156	RUB	629,343	0	(52)
	01/2014		44,749	TRY	91,300	0	(2,376)
	01/2014		45,224	ZAR	468,881	0	(603)
	01/2014	ZAR	52,386		$5,000	15	0
	04/2014		$10,107	CLP	5,448,517	159	0
	04/2014		1,740	PEN	4,938	3	0
	06/2014	MXN	6,952		$530	4	0
	01/2015	CNY	5,701		895	0	(36)
HUS	01/2014	IDR	185,858,400		16,835	1,616	0
	01/2014	INR	481,856		7,451	0	(321)
	01/2014	PLN	21,664		7,000	0	(158)
	01/2014	RUB	644,816		19,614	96	(56)
	01/2014	THB	647,904		20,588	882	0
	01/2014	TRY	46,317		22,500	1,004	0
	01/2014		$3,463	KRW	3,697,099	43	0
	01/2014		44,773	MYR	150,000	991	0
	01/2014		54,605	RUB	1,789,538	0	(282)
	01/2014		5,047	THB	157,394	0	(260)
	01/2014		426,045	TRY	867,422	0	(23,466)
	01/2014	ZAR	417,451		$40,282	555	0
	02/2014	JPY	2,334,000		23,504	1,336	0
	02/2014		$321,196	TRY	662,579	0	(15,604)
	04/2014	TRY	39,067		$18,000	221	0
	01/2015		$895	CNY	5,701	36	0
JPM	01/2014	IDR	59,775,000		$5,000	105	0
	01/2014	MYR	32,330		10,000	136	0
	01/2014	PHP	306,600		7,000	79	0
	01/2014	PLN	31,004		10,000	0	(244)
	01/2014	RUB	1,028,989		31,414	300	(122)
	01/2014	THB	7,178,881		229,432	11,090	0
	01/2014	TRY	31,108		14,814	377	0
	01/2014		$25,354	CNY	155,725	298	0
	01/2014		146	HUF	32,177	3	0
	01/2014		11,428	IDR	132,270,000	0	(597)
	01/2014		27,338	INR	1,751,615	914	0
	01/2014		71,632	MYR	232,918	21	(590)
	01/2014		8,119	PHP	346,681	0	(294)
	01/2014		161,837	PLN	503,561	4,553	0
	01/2014		169,405	RUB	5,560,369	67	(681)
	01/2014		216,973	THB	7,022,484	0	(3,387)
	03/2014	MXN	22,810		$1,750	12	0
	03/2014		$28,313	MXN	366,765	0	(363)
	04/2014	THB	3,949,956		$125,294	5,733	(48)
	06/2014	MXN	6,952		530	4	0
	09/2015		$5,000	CNY	31,950	197	0
MSC	01/2014	BRL	286,837		$122,790	1,210	0
	01/2014	INR	388,999		6,017	0	(257)
	01/2014	THB	609,918		18,971	421	0
	01/2014		$122,028	BRL	286,837	0	(448)
	01/2014		8,110	KRW	8,647,693	91	0
	01/2014		15,358	ZAR	154,068	0	(696)
	02/2014	BRL	36,566		$15,416	42	0
	02/2014		$121,830	BRL	286,837	0	(1,227)
	03/2014		61,543	MXN	812,851	405	(4)
	04/2014	MXN	151,129		$11,554	74	0
	04/2014	PEN	71,744		25,432	107	0
RBC	01/2014	BRL	427,201		184,099	3,024	0
	01/2014		$182,362	BRL	427,201	0	(1,287)
	02/2014		182,654		427,201	0	(3,034)

RYL	04/2014		6,543	CNY	40,000	2	0
SCX	01/2014	CNY	46,889		$7,717	0	(7)
	01/2014	IDR	79,365,000		6,500	1	0
	01/2014	MYR	48,428		15,000	225	0
	01/2014		$2,393	IDR	28,695,686	0	(44)
	01/2014		20,801	MYR	69,282	340	(3)
	04/2014	MYR	51,239		$15,500	0	(49)
	04/2014		$7,694	CNY	46,889	0	(22)
SOG	03/2014		72,533	MXN	950,128	0	(128)
UAG	01/2014	BRL	317,566		$139,406	4,801	0
	01/2014	CNY	408,761		67,266	0	(66)
	01/2014	COP	13,378,740		7,071	140	0
	01/2014	IDR	127,659,790		10,575	133	(11)
	01/2014	MYR	120,349		37,161	442	0
	01/2014	PHP	1,413,152		32,727	829	0
	01/2014	PLN	45,230		15,000	55	0
	01/2014	RUB	558,490		17,000	57	(11)
	01/2014	THB	12,200,690		379,991	8,912	0
	01/2014		$135,405	BRL	317,566	0	(800)
	01/2014		113,262	CNY	693,365	950	0
	01/2014		67,751	EUR	49,580	456	0
	01/2014		82,225	IDR	943,713,425	0	(4,951)
	01/2014		7,090	INR	464,182	397	0
	01/2014		14,760	KRW	15,745,230	172	0
	01/2014		231,640	MYR	754,458	691	(2,146)
	01/2014		209,568	RUB	6,846,053	0	(1,749)
	01/2014		191,717	THB	6,214,316	0	(2,711)
	01/2014		15,683	ZAR	160,630	0	(397)
	01/2014	ZAR	866,091		$84,771	2,350	0
	02/2014	EUR	49,580		67,752	0	(454)
	02/2014		$59,176	BRL	140,421	0	(135)
	02/2014		16,405	IDR	182,179,416	0	(1,642)
	04/2014	CNY	558,560		$91,231	0	(167)
	04/2014	PEN	36,766		12,925	0	(53)
	04/2014	PHP	399,870		9,000	0	(66)
	04/2014		$67,078	CNY	408,761	0	(193)
	04/2014		19,309	KRW	20,455,955	34	0
	04/2014		30,018	MYR	97,679	0	(376)
	04/2014		345,595	THB	11,179,470	0	(7,040)

Total Forward Foreign Currency Contracts						$117,439	$(133,895)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY 105.000	11/20/2014	$64,380	$1,545	$2,646

Total Purchased Options					$1,545	$2,646

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014	$960,900	$(1,144)	$(53)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014	960,900	(4,098)	(7,365)

							$(5,242)	$(7,418)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC USD versus JPY	JPY	95.000	11/20/2014	$64,380	$(1,571)	$(749)
CBK	Put - OTC USD versus MXN	MXN	12.500	03/07/2014	36,600	(322)	(111)
HUS	Put - OTC USD versus MXN		12.500	03/07/2014	83,800	(758)	(255)
JPM	Put - OTC USD versus JPY	JPY	98.000	03/06/2014	42,100	(288)	(62)
						$(2,939)	$(1,177)

Total Written Options						$(8,181)	$(8,595)

Swap Agreements:

Asset Swaps

								Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	$67,470	$(2,347)	$(17,409)	$0	$(19,756)
CBK	Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	30,052	915	856	1,771	0
DUB	Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	4,066	(455)	(630)	0	(1,085)

						$(1,887)	$(17,183)	$1,771	$(20,841)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Export-Import Bank of China	1.000%	09/20/2016	0.450%	$700	$(20)	$31	$11	$0
BRC	Ukraine Government International Bond	5.000%	12/20/2014	7.799%	2,000	(49)	0	0	(49)
CBK	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	03/20/2014	0.990%	5,000	(28)	30	2	0
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	03/20/2015	0.998%	32,000	(833)	845	12	0
DUB	Goldman Sachs Group, Inc.	1.000%	06/20/2014	0.181%	6,900	32	(3)	29	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.182%	20,000	119	8	127	0
	Morgan Stanley	1.000%	06/20/2014	0.363%	6,900	29	(6)	23	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.913%	6,500	(46)	52	6	0
FBF	Qatar Government International Bond	1.000%	03/20/2016	0.194%	25,000	(153)	611	458	0
HUS	Qatar Government International Bond	1.000%	06/20/2016	0.231%	500	(4)	13	9	0
MYC	Export-Import Bank of China	1.000%	09/20/2016	0.450%	1,000	(27)	43	16	0
	Qatar Government International Bond	1.000%	06/20/2016	0.231%	13,000	(3)	257	254	0

						$(983)	$1,881	$947	$(49)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	141,000	$178	$(113)	$65	$0
	Pay	1-Year BRL-CDI	8.420%	01/02/2017		365,800	423	(12,355)	0	(11,932)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		17,200	(13)	(423)	0	(436)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		115,000	117	(3,267)	0	(3,150)
	Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	MYR	130,500	0	(1)	0	(1)
	Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020		81,600	(6)	14	8	0
	Pay	6-Month THB-THBFIX Reuters	3.320%	11/12/2018	THB	85,000	0	21	21	0
	Pay	6-Month THB-THBFIX Reuters	3.390%	11/13/2018		81,000	0	28	28	0
	Pay	6-Month THB-THBFIX Reuters	3.320%	07/27/2020		1,382,300	0	(129)	0	(129)
	Pay	28-Day MXN-TIIE	6.960%	07/27/2020	MXN	210,000	567	213	780	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		270,500	(125)	(687)	0	(812)
BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	958,000	3,383	(2,936)	447	0
	Pay	1-Year BRL-CDI	8.485%	01/02/2017		7,600	38	(276)	0	(238)
BRC	Pay	1-Year BRL-CDI	11.320%	01/04/2016		348,200	957	(795)	162	0
	Pay	1-Year BRL-CDI	8.180%	01/02/2017		97,400	(260)	(3,229)	0	(3,489)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		88,100	(180)	(808)	0	(988)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		234,500	(190)	(674)	0	(864)
	Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	MYR	83,000	0	100	100	0
	Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017		39,930	0	(242)	0	(242)
	Pay	3-Month ZAR-JIBAR	7.250%	12/18/2018	ZAR	454,300	9	(147)	0	(138)
	Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020		579,200	85	(3,282)	0	(3,197)
	Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020		99,000	(6)	(100)	0	(106)
	Pay	3-Month ZAR-JIBAR	8.000%	12/18/2023		571,800	230	(1,036)	0	(806)
	Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUF	4,689,200	97	1,089	1,186	0
	Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	THB	106,060	0	9	9	0
	Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014		136,500	0	15	15	0
	Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014		105,400	0	12	12	0
	Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014		65,700	0	6	6	0
	Pay	6-Month THB-THBFIX Reuters	3.395%	06/22/2020		285,000	0	(17)	0	(17)
	Pay	28-Day MXN-TIIE	7.780%	04/09/2019	MXN	1,400	(1)	11	10	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		330,000	568	1,259	1,827	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		672,355	(97)	(1,921)	0	(2,018)
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		355,000	1,566	(1,213)	353	0
CBK	Pay	3-Month MYR-KLIBOR	3.360%	04/17/2018	MYR	96,080	(1)	(601)	0	(602)
	Pay	3-Month MYR-KLIBOR	3.325%	04/24/2018		61,900	0	(419)	0	(419)
	Pay	3-Month ZAR-JIBAR	6.500%	11/16/2016	ZAR	47,100	(13)	10	0	(3)
	Pay	6-Month PLN-WIBOR	4.650%	11/16/2016	PLN	31,100	(4)	434	430	0
	Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	THB	1,088,000	62	535	597	0
	Pay	28-Day MXN-TIIE	8.050%	12/26/2018	MXN	50	0	0	0	0
DUB	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	250,000	907	(791)	116	0
	Pay	1-Year BRL-CDI	8.875%	01/02/2017		2,100	0	(60)	0	(60)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		107,800	0	(2,657)	0	(2,657)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		121,800	(287)	(1,079)	0	(1,366)
	Pay	1-Year BRL-CDI	10.770%	01/02/2017		65,200	0	(602)	0	(602)
	Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017	MYR	45,000	0	(272)	0	(272)
	Pay	3-Month MYR-KLIBOR	3.335%	04/19/2018		47,916	0	(316)	0	(316)
	Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020		95,600	(6)	(308)	0	(314)
	Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	THB	785,000	(26)	368	342	0
	Pay	6-Month THB-THBFIX Reuters	3.350%	11/08/2018		99,000	0	29	29	0
	Pay	6-Month THB-THBFIX Reuters	3.340%	11/11/2018		73,000	0	20	20	0
	Pay	6-Month THB-THBFIX Reuters	3.370%	11/14/2018		81,000	0	26	26	0
FBF	Pay	1-Year BRL-CDI	10.450%	01/02/2017	BRL	15,000	(10)	(177)	0	(187)
	Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	267,000	24	(623)	0	(599)
GLM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	323,000	445	(295)	150	0
	Pay	1-Year BRL-CDI	8.720%	01/02/2017		29,100	80	(944)	0	(864)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		36,700	(47)	(365)	0	(412)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		57,000	(34)	(176)	0	(210)
	Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN	285,000	285	(163)	122	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		32,600	(12)	(55)	0	(67)
	Pay	28-Day MXN-TIIE	5.750%	09/11/2020		1,389,000	(494)	(1,804)	0	(2,298)
	Pay	28-Day MXN-TIIE	7.220%	08/25/2028		180,800	(34)	(282)	0	(316)
	Pay	28-Day MXN-TIIE	7.245%	09/06/2028		100,000	(1)	(167)	0	(168)
GST	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2018	ZAR	93,400	(24)	132	108	0
	Pay	3-Month ZAR-JIBAR	7.250%	12/18/2018		225,800	(69)	1	0	(68)
	Pay	3-Month ZAR-JIBAR	8.000%	12/18/2023		167,700	(12)	(225)	0	(237)
HUS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	560,800	1,345	(1,084)	261	0
	Pay	1-Year BRL-CDI	8.320%	01/02/2017		628,600	796	(22,136)	0	(21,340)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		82,400	(200)	(724)	0	(924)
	Pay	3-Month ZAR-JIBAR	7.000%	11/16/2016	ZAR	855,700	559	498	1,057	0
	Pay	3-Month ZAR-JIBAR	7.500%	12/18/2018		563,800	(100)	497	397	0
	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2023		306,700	(515)	(779)	0	(1,294)
	Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUF	8,385,000	(95)	2,217	2,122	0
	Pay	28-Day MXN-TIIE	5.000%	02/26/2018	MXN	18,400	(2)	(7)	0	(9)
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		194,800	316	763	1,079	0
	Pay	28-Day MXN-TIIE	6.750%	08/31/2021		52,700	(3)	94	91	0
	Pay	28-Day MXN-TIIE	5.500%	02/22/2023		434,400	(33)	(2,733)	0	(2,766)
JPM	Pay	1-Year BRL-CDI	8.650%	01/02/2017	BRL	1,000	2	(32)	0	(30)
	Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	MYR	64,000	0	78	78	0
	Pay	3-Month MYR-KLIBOR	3.370%	08/17/2016		462,100	97	(1,000)	0	(903)
	Pay	3-Month MYR-KLIBOR	3.330%	04/19/2018		40,940	0	(272)	0	(272)
	Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020		18,600	0	23	23	0
	Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020	ZAR	464,400	113	(2,676)	0	(2,563)
	Pay	3-Month ZAR-JIBAR	8.000%	06/19/2023		118,200	(132)	13	0	(119)
	Pay	3-Month ZAR-JIBAR	7.750%	12/18/2023		301,100	(32)	(892)	0	(924)
	Pay	6-Month HUF-BBR	6.000%	09/15/2015	HUF	4,380,900	0	1,050	1,050	0
	Pay	6-Month HUF-BBR	6.150%	09/15/2015		300,000	(8)	84	76	0
	Pay	6-Month THB-THBFIX Reuters	3.480%	08/19/2016	THB	5,055,400	328	3,897	4,225	0
	Pay	6-Month THB-THBFIX Reuters	3.320%	07/29/2020		413,900	(4)	(36)	0	(40)
	Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN	425,000	409	(227)	182	0
	Pay	28-Day MXN-TIIE	8.450%	06/03/2019		500	0	5	5	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		214,900	(207)	(235)	0	(442)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		207,000	(1,275)	434	0	(841)
MYC	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	391,700	1,273	(1,091)	182	0
	Pay	1-Year BRL-CDI	8.220%	01/02/2017		457,900	(256)	(15,915)	0	(16,171)
	Pay	1-Year BRL-CDI	8.630%	01/02/2017		50,000	3	(1,598)	0	(1,595)
	Pay	1-Year BRL-CDI	8.640%	01/02/2017		627,500	3,608	(21,383)	0	(17,775)
	Pay	1-Year BRL-CDI	10.920%	01/02/2017		60,600	(8)	(456)	0	(464)
	Pay	3-Month ZAR-JIBAR	6.950%	08/10/2016	ZAR	372,600	(13)	519	506	0
	Pay	6-Month HUF-BBR	6.180%	08/24/2020	HUF	2,950,000	0	1,377	1,377	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MXN	250,300	(418)	(98)	0	(516)
	Pay	28-Day MXN-TIIE	7.850%	05/28/2021		340,000	18	2,447	2,465	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		948,550	630	815	1,445	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		970,000	60	(2,972)	0	(2,912)
	Pay	28-Day MXN-TIIE	5.000%	02/22/2023		407,600	(366)	(3,352)	0	(3,718)
SOG	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	586,400	1,563	(1,288)	275	0
UAG	Pay	1-Year BRL-CDI	11.320%	01/04/2016		212,200	284	(185)	99	0
	Pay	1-Year BRL-CDI	8.200%	01/02/2017		425,900	(369)	(14,782)	0	(15,151)
	Pay	1-Year BRL-CDI	8.590%	01/02/2017		75,000	0	(2,429)	0	(2,429)
	Pay	1-Year BRL-CDI	8.650%	01/02/2017		25,000	46	(806)	0	(760)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		300,000	422	(8,675)	0	(8,253)

							$15,905	$(134,752)	$23,964	$(142,811)

Total Swap Agreements							$13,035	$(150,054)	$26,682	$(163,701)

(g)	Securities with an aggregate market value of $183,249 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$4,627	$0	$4,627
Brazil
Corporate Bonds & Notes	0	193,746	6,949	200,695
Sovereign Issues	0	904,447	0	904,447
Cayman Islands
Asset-Backed Securities	0	9,074	2,927	12,001
Corporate Bonds & Notes	0	2,791	0	2,791
Chile
Corporate Bonds & Notes	0	25,094	0	25,094
Sovereign Issues	0	7,793	0	7,793
Colombia
Corporate Bonds & Notes	0	42,139	0	42,139
Sovereign Issues	0	375,605	0	375,605
Hong Kong
Corporate Bonds & Notes	0	36,454	0	36,454
Hungary
Sovereign Issues	0	61,550	0	61,550
India
Corporate Bonds & Notes	0	29,770	0	29,770
Indonesia
Sovereign Issues	0	557,935	0	557,935
Ireland
Corporate Bonds & Notes	0	334,471	0	334,471
Kazakhstan
Corporate Bonds & Notes	0	26,143	0	26,143
Luxembourg
Corporate Bonds & Notes	0	520,504	0	520,504
Malaysia
Sovereign Issues	0	625,310	0	625,310
Mexico
Common Stocks	0	0	1	1
Corporate Bonds & Notes	0	96,250	293	96,543
Sovereign Issues	0	933,035	0	933,035
Netherlands
Asset-Backed Securities	0	306	0	306
Corporate Bonds & Notes	0	186,370	0	186,370
Nigeria
Sovereign Issues	0	240,059	0	240,059
Panama
Sovereign Issues	0	9,937	0	9,937
Peru
Sovereign Issues	0	312,543	0	312,543
Philippines
Sovereign Issues	0	61,216	0	61,216
Poland
Sovereign Issues	0	1,230,697	0	1,230,697
Qatar
Corporate Bonds & Notes	0	19,795	0	19,795
Sovereign Issues	0	12,630	0	12,630
Romania
Sovereign Issues	0	62,180	0	62,180
Russia
Sovereign Issues	0	344,119	0	344,119
South Africa
Sovereign Issues	0	1,159,127	0	1,159,127
South Korea
Corporate Bonds & Notes	0	80,297	0	80,297
Spain
Sovereign Issues	0	49,294	0	49,294
Sri Lanka
Sovereign Issues	0	4,477	0	4,477
Thailand
Sovereign Issues	0	235,443	0	235,443
Turkey
Sovereign Issues	0	351,405	0	351,405
United Kingdom
Corporate Bonds & Notes	0	3,076	0	3,076
United States
Asset-Backed Securities	0	11,655	0	11,655
Corporate Bonds & Notes	0	124,014	0	124,014
Mortgage-Backed Securities	0	4,902	0	4,902
U.S. Government Agencies	0	400	0	400
Short-Term Instruments
Commercial Paper	0	4,699	0	4,699
Repurchase Agreements	0	5,090	0	5,090
Japan Treasury Bills	0	37,126	0	37,126
Mexico Treasury Bills	0	185,656	0	185,656
U.S. Treasury Bills	0	193,082	0	193,082
Thailand Treasury Bills	0	288,063	0	288,063
Malaysia Treasury Bills	0	61,473	0	61,473
	$0	$10,065,869	$10,170	$10,076,039

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,453,318	$0	$0	$1,453,318

Total Investments	$1,453,318	$10,065,869	$10,170	$11,529,357

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,236)	$0	$(3,236)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,450	0	1,450
Over the counter	0	146,767	0	146,767
	$0	$148,217	$0	$148,217

Financial Derivative Instruments - Liabilities
Over the counter	0	(306,191)	0	(306,191)

	$0	$(306,191)	$0	$(306,191)

Totals	$1,453,318	$9,904,659	$10,170	$11,368,147

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$11,298	$0	$0	$330	$0	$(913)	$0	$(3,766)	$6,949	$10
Cayman Islands
Asset-Backed Securities	6,103	0	(3,143)	14	41	(88)	0	0	2,927	(40)
Mexico
Common Stocks	1	0	0	0	0	0	0	0	1	0
Corporate Bonds & Notes	3,817	0	0	51	0	(2,993)	293	(875)	293	0

Totals	$21,219	$0	$(3,143)	$395	$41	$(3,994)	$293	$(4,641)	$10,170	$(30)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$6,949	Benchmark Pricing	Base Price	100.75
Cayman Islands
Asset-Backed Securities	2,927	Third Party Vendor	Broker Quote	99.32
Mexico
Common Stocks	1	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes	293	Benchmark Pricing	Base Price	4.96

Total	$10,170

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.3%
ARMENIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Armenia
6.000% due 09/30/2020		$11,500	$11,471

Total Armenia (Cost $11,344)			11,471

AUSTRIA 0.0%
CORPORATE BONDS & NOTES 0.0%
OGX Austria GmbH
8.375% due 04/01/2022 ^		$15,600	1,326

Total Austria (Cost $14,872)			1,326

BERMUDA 0.7%
CORPORATE BONDS & NOTES 0.7%
Qtel International Finance Ltd.
4.500% due 01/31/2043 (f)		$7,700	6,583
4.750% due 02/16/2021		22,000	23,155
7.875% due 06/10/2019		13,000	15,958

Total Bermuda (Cost $46,618)			45,696

BRAZIL 11.5%
CORPORATE BONDS & NOTES 9.7%
Banco Bradesco S.A.
2.338% due 05/16/2014		$3,200	3,203
Banco BTG Pactual S.A.
5.750% due 09/28/2022		3,300	2,871
Banco do Brasil S.A.
3.875% due 10/10/2022		49,750	43,407
4.500% due 01/20/2016	EUR	8,900	12,766
6.000% due 01/22/2020		$23,975	25,533
9.250% due 04/15/2023 (d)		3,500	3,623
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		5,410	5,302
Banco Santander Brasil S.A.
4.250% due 01/14/2016		15,900	16,477
4.625% due 02/13/2017		38,500	40,232
Banco Votorantim S.A.
5.250% due 02/11/2016		9,700	10,064
Braskem America Finance Co.
7.125% due 07/22/2041		22,600	20,566
Braskem Finance Ltd.
5.750% due 04/15/2021		5,825	5,738
7.000% due 05/07/2020		9,300	9,965
Caixa Economica Federal
2.375% due 11/06/2017		11,350	10,570
3.500% due 11/07/2022		14,900	12,143
4.500% due 10/03/2018		9,900	9,860
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		19,300	18,841
6.875% due 07/30/2019		46,095	49,553
CSN Islands Corp.
6.875% due 09/21/2019		26,010	27,116
10.000% due 01/15/2015		4,380	4,741
CSN Resources S.A.
6.500% due 07/21/2020		8,470	8,607
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		12,800	12,256
Petrobras Global Finance BV
3.000% due 01/15/2019		4,500	4,220
Petrobras International Finance Co.
2.875% due 02/06/2015		6,840	6,960
5.375% due 01/27/2021		15,300	15,242
5.750% due 01/20/2020		35,746	36,921
5.875% due 03/01/2018		10,000	10,703
6.750% due 01/27/2041		3,000	2,799
6.875% due 01/20/2040		5,000	4,766
7.875% due 03/15/2019		130,110	147,958

QGOG Constellation S.A.
6.250% due 11/09/2019		17,900	17,139
Samarco Mineracao S.A.
5.750% due 10/24/2023		8,900	8,833
Vale Overseas Ltd.
6.875% due 11/21/2036		800	828
8.250% due 01/17/2034		1,755	2,034

			611,837

SOVEREIGN ISSUES 1.8%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		11,700	11,846
4.125% due 09/15/2017	EUR	20,000	28,601
5.750% due 09/26/2023		$14,000	13,878
6.369% due 06/16/2018		6,960	7,586
6.500% due 06/10/2019		10,780	11,750
Brazil Government International Bond
5.625% due 01/07/2041		3,550	3,461
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	88,199	35,434
10.000% due 01/01/2021		1,771	654
10.000% due 01/01/2023		9,118	3,274

			116,484

Total Brazil (Cost $761,667)			728,321

CANADA 0.2%
CORPORATE BONDS & NOTES 0.2%
Harvest Operations Corp.
2.125% due 05/14/2018		$2,320	2,263
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023		11,000	10,148

Total Canada (Cost $13,313)			12,411

CAYMAN ISLANDS 2.0%
CORPORATE BONDS & NOTES 2.0%
Baidu, Inc.
2.250% due 11/28/2017		$13,400	13,335
3.250% due 08/06/2018		3,600	3,646
3.500% due 11/28/2022		17,000	15,677
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,300	3,440
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		21,120	22,562
Interoceanica Finance Ltd.
0.000% due 11/30/2018		5,098	4,509
0.000% due 05/15/2030		7,400	3,461
Mongolian Mining Corp.
8.875% due 03/29/2017		18,500	14,708
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		41,733	42,985
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,208	2,042

Total Cayman Islands (Cost $130,611)			126,365

CHILE 1.4%
CORPORATE BONDS & NOTES 1.4%
AES Gener S.A.
5.250% due 08/15/2021		$1,000	1,016
Banco de Credito e Inversiones
3.000% due 09/13/2017		1,900	1,908
Banco del Estado de Chile
2.000% due 11/09/2017		3,700	3,642
3.875% due 02/08/2022		200	196
Banco Santander Chile
3.875% due 09/20/2022		21,310	20,176
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,200	2,228
7.250% due 07/29/2019		12,600	14,610
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		14,100	11,307
7.500% due 01/15/2019		2,300	2,749
E.CL S.A.
5.625% due 01/15/2021		10,600	11,217
Enersis S.A.
7.375% due 01/15/2014		420	421

ENTEL Chile S.A.
4.875% due 10/30/2024		19,700	19,261

			88,731

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		2,200	1,739

Total Chile (Cost $90,825)			90,470

CHINA 0.5%
CORPORATE BONDS & NOTES 0.5%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$13,000	12,907
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		11,300	10,954
4.875% due 05/17/2042		10,510	9,866

Total China (Cost $34,773)			33,727

COLOMBIA 2.6%
CORPORATE BONDS & NOTES 2.1%
Bancolombia S.A.
5.950% due 06/03/2021		$1,250	1,306
Ecopetrol S.A.
5.875% due 09/18/2023		9,500	10,047
7.375% due 09/18/2043		15,700	17,058
7.625% due 07/23/2019		87,680	104,339

			132,750

SOVEREIGN ISSUES 0.5%
Colombia Government International Bond
6.125% due 01/18/2041		14,015	15,101
7.375% due 09/18/2037		10,275	12,705
8.125% due 05/21/2024		2,300	2,967
9.850% due 06/28/2027	COP	600,000	392
11.750% due 02/25/2020		$1,947	2,806

			33,971

Total Colombia (Cost $166,754)			166,721

COSTA RICA 0.4%
SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
4.250% due 01/26/2023		$13,130	12,113
4.375% due 04/30/2025		4,000	3,550
5.625% due 04/30/2043		7,700	6,583

Total Costa Rica (Cost $24,744)			22,246

CROATIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Hrvatska Elektroprivreda
6.000% due 11/09/2017		$650	665

Total Croatia (Cost $650)			665

DOMINICAN REPUBLIC 0.2%
CORPORATE BONDS & NOTES 0.2%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		$9,350	9,256

Total Dominican Republic (Cost $9,350)			9,256

EL SALVADOR 1.2%
SOVEREIGN ISSUES 1.2%
El Salvador Government International Bond
5.875% due 01/30/2025		$20,000	19,000
7.375% due 12/01/2019		9,500	10,391
7.625% due 02/01/2041		23,050	22,474
7.650% due 06/15/2035		18,630	18,239
7.750% due 01/24/2023		500	551
8.250% due 04/10/2032		6,180	6,651

Total El Salvador (Cost $87,003)			77,306

GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabonese Republic
6.375% due 12/12/2024	$8,704	8,769

Total Gabon (Cost $8,716)		8,769

GUATEMALA 0.5%
SOVEREIGN ISSUES 0.5%
Guatemala Government Bond
4.875% due 02/13/2028	$4,300	3,956
5.750% due 06/06/2022	24,100	25,064

Total Guatemala (Cost $29,270)		29,020

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	$10,982	11,146

Total Guernsey, Channel Islands (Cost $10,982)		11,146

HONG KONG 0.4%
CORPORATE BONDS & NOTES 0.4%
CNOOC Finance Ltd.
3.000% due 05/09/2023	$17,200	15,368
3.875% due 05/02/2022	4,460	4,298
Nexen Energy ULC
6.400% due 05/15/2037	1,130	1,287
7.500% due 07/30/2039	3,370	4,298

Total Hong Kong (Cost $27,117)		25,251

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government International Bond
5.375% due 02/21/2023	$2,600	2,581

Total Hungary (Cost $2,573)		2,581

INDIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Export-Import Bank of India
4.000% due 08/07/2017	$4,900	4,963
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016	200	207
ONGC Videsh Ltd.
2.500% due 05/07/2018 (f)	1,700	1,606
3.750% due 05/07/2023	5,400	4,587
State Bank of India
4.500% due 07/27/2015	20,810	21,425

Total India (Cost $32,556)		32,788

INDONESIA 6.1%
CORPORATE BONDS & NOTES 2.4%
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017	$6,000	6,015
Majapahit Holding BV
7.250% due 06/28/2017	6,145	6,760
7.750% due 10/17/2016	20,380	22,469
7.750% due 01/20/2020	46,955	51,768
7.875% due 06/29/2037	2,250	2,363
8.000% due 08/07/2019	7,150	8,017
Pertamina Persero PT
4.300% due 05/20/2023	16,700	14,612
6.000% due 05/03/2042	33,958	28,142

Perusahaan Listrik Negara PT
5.500% due 11/22/2021		11,810	11,426

			151,572

SOVEREIGN ISSUES 3.7%
Indonesia Government International Bond
4.625% due 04/15/2043		28,400	22,897
5.375% due 10/17/2023 (f)		8,700	8,700
5.875% due 03/13/2020		8,190	8,698
6.625% due 02/17/2037		6,360	6,465
6.875% due 03/09/2017		58,750	65,433
6.875% due 01/17/2018		45,100	50,670
7.750% due 01/17/2038		7,225	8,191
8.500% due 10/12/2035		4,100	4,981
11.625% due 03/04/2019		43,995	59,064

			235,099

Total Indonesia (Cost $402,738)			386,671

IRELAND 7.1%
CORPORATE BONDS & NOTES 7.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$1,400	1,411
8.700% due 08/07/2018		35,975	43,920
Borets Finance Ltd.
7.625% due 09/26/2018		14,000	13,930
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.
5.125% due 12/12/2017		500	503
Metalloinvest Finance Ltd.
5.625% due 04/17/2020		16,100	15,698
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.550% due 10/28/2020		16,600	16,579
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		39,400	36,346
5.326% due 02/03/2016		1,000	1,066
6.604% due 02/03/2021		24,200	26,620
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018		26,300	26,366
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		2,800	2,783
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		63,760	69,259
7.487% due 03/25/2031	GBP	1,000	1,813
SCF Capital Ltd.
5.375% due 10/27/2017		$37,100	37,478
Sibur Securities Ltd.
3.914% due 01/31/2018		17,400	17,074
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		4,300	4,612
7.748% due 02/02/2021		22,600	24,606
9.125% due 04/30/2018		2,500	2,944
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		12,400	13,253
5.450% due 11/22/2017		12,200	13,100
6.025% due 07/05/2022		37,025	37,951
6.800% due 11/22/2025		11,500	12,075
6.902% due 07/09/2020		25,400	28,099

Total Ireland (Cost $438,835)			447,486

ISRAEL 0.1%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$1,900	2,113
9.375% due 01/28/2020		750	910

			3,023

SOVEREIGN ISSUES 0.0%
Israel Government International Bond
4.500% due 01/30/2043		1,200	1,064

Total Israel (Cost $4,083)			4,087

KAZAKHSTAN 3.5%
CORPORATE BONDS & NOTES 3.5%
Intergas Finance BV
6.375% due 05/14/2017		$8,575	9,261

KazMunayGas National Co. JSC
4.400% due 04/30/2023	3,600	3,348
5.750% due 04/30/2043	19,700	17,069
6.375% due 04/09/2021	31,080	33,877
7.000% due 05/05/2020	56,500	63,704
9.125% due 07/02/2018	31,550	38,372
11.750% due 01/23/2015	22,925	25,218
Samruk-Energy JSC
3.750% due 12/20/2017	33,310	33,310

Total Kazakhstan (Cost $219,664)		224,159

LITHUANIA 0.0%
SOVEREIGN ISSUES 0.0%
Lithuania Government International Bond
6.125% due 03/09/2021	$2,500	2,845

Total Lithuania (Cost $2,880)		2,845

LUXEMBOURG 10.7%
CORPORATE BONDS & NOTES 10.7%
ALROSA Finance S.A.
7.750% due 11/03/2020	$8,800	9,799
8.875% due 11/17/2014	4,000	4,250
Evraz Group S.A.
9.500% due 04/24/2018	500	548
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	9,100	8,383
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	6,520	6,324
5.092% due 11/29/2015 (f)	21,700	23,132
5.999% due 01/23/2021	1,160	1,230
6.212% due 11/22/2016	19,160	21,172
6.510% due 03/07/2022	39,613	42,733
7.288% due 08/16/2037	2,900	3,071
8.125% due 07/31/2014	9,000	9,384
8.146% due 04/11/2018	14,600	17,264
8.625% due 04/28/2034	8,800	10,428
9.250% due 04/23/2019	84,000	103,740
Rosneft Finance S.A.
6.250% due 02/02/2015	3,850	4,057
6.625% due 03/20/2017	51,700	57,387
7.250% due 02/02/2020	10,700	12,118
7.500% due 07/18/2016	21,335	24,055
7.875% due 03/13/2018	23,000	26,680
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	35,950	37,118
6.299% due 05/15/2017	8,450	9,031
7.750% due 05/29/2018	17,250	19,471
9.000% due 06/11/2014	40,950	42,342
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	14,100	15,016
5.400% due 03/24/2017	27,300	29,319
5.499% due 07/07/2015	32,880	34,853
5.717% due 06/16/2021	17,800	18,643
6.125% due 02/07/2022	39,850	42,141
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018	6,230	6,191
5.900% due 10/17/2022	6,410	6,226
6.700% due 10/25/2017	23,250	25,140
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016	800	888
VTB Bank OJSC Via VTB Capital S.A.
6.000% due 04/12/2017	4,090	4,356
6.875% due 05/29/2018	2,100	2,297

Total Luxembourg (Cost $660,533)		678,787

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Axiata SPV Labuan Ltd.
5.375% due 04/28/2020	$2,400	2,547
Petroliam Nasional Bhd.
7.625% due 10/15/2026	14,270	17,946
7.750% due 08/15/2015	1,690	1,876
Petronas Capital Ltd.
7.875% due 05/22/2022	200	253

Total Malaysia (Cost $21,302)		22,622

MEXICO 9.8%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		93,349	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 8.2%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	94,000	6,670
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		$7,520	7,106
BBVA Bancomer S.A.
4.500% due 03/10/2016		20,000	21,300
6.500% due 03/10/2021		28,650	30,369
6.750% due 09/30/2022		16,650	17,774
Comision Federal de Electricidad
4.875% due 05/26/2021		9,700	10,064
4.875% due 01/15/2024		17,400	17,313
5.750% due 02/14/2042		11,100	10,406
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		14,600	2,190
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		2,200	270
9.500% due 12/11/2019 ^		100	12
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		772	81
Petroleos Mexicanos
3.500% due 01/30/2023		1,200	1,103
4.875% due 03/15/2015		3,554	3,739
4.875% due 01/24/2022		76,355	78,646
5.500% due 01/21/2021		16,150	17,442
5.500% due 06/27/2044		56,730	52,050
6.000% due 03/05/2020		20,760	23,168
6.500% due 06/02/2041		140,870	147,913
8.000% due 05/03/2019		58,940	71,612
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	829
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		$4,900	735

			520,792

SOVEREIGN ISSUES 1.6%
Mexico Government International Bond
5.000% due 06/15/2017	MXN	42,300	3,269
5.750% due 10/12/2110		$40,600	37,758
6.050% due 01/11/2040		47,100	51,457
6.750% due 09/27/2034		8,300	9,835
8.300% due 08/15/2031		900	1,220

			103,539

Total Mexico (Cost $658,833)			624,331

MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Development Bank of Mongolia LLC
5.750% due 03/21/2017		$5,900	5,575
Mongolia Government International Bond
4.125% due 01/05/2018		14,800	13,468
5.125% due 12/05/2022		10,630	8,956

Total Mongolia (Cost $31,215)			27,999

MOROCCO 0.5%
SOVEREIGN ISSUES 0.5%
Morocco Government International Bond
4.250% due 12/11/2022		$24,900	23,157
4.500% due 10/05/2020	EUR	600	839
5.500% due 12/11/2042		$11,000	9,240

Total Morocco (Cost $37,217)			33,236

NETHERLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	$3,230	3,310
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020	8,700	9,537
6.950% due 07/10/2042	10,610	10,583
SABIC Capital BV
3.000% due 11/02/2015	700	723
VimpelCom Holdings BV
5.200% due 02/13/2019	100	101
Waha Aerospace BV
3.925% due 07/28/2020	980	1,033

Total Netherlands (Cost $26,564)		25,287

PANAMA 1.1%
CORPORATE BONDS & NOTES 0.2%
AES Panama S.A.
6.350% due 12/21/2016	$9,030	9,660
ENA Norte Trust
4.950% due 04/25/2028	1,807	1,753

		11,413

SOVEREIGN ISSUES 0.9%
Panama Government International Bond
4.300% due 04/29/2053	13,800	10,626
6.700% due 01/26/2036	3,550	3,985
7.125% due 01/29/2026	19,242	23,235
8.125% due 04/28/2034	2,860	3,661
8.875% due 09/30/2027	7,835	10,499
9.375% due 01/16/2023	900	1,183
9.375% due 04/01/2029	1,572	2,189

		55,378

Total Panama (Cost $70,168)		66,791

PERU 1.0%
CORPORATE BONDS & NOTES 0.3%
Banco de Credito del Peru
4.250% due 04/01/2023	$1,000	929
BBVA Banco Continental S.A.
3.250% due 04/08/2018	7,900	7,920
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	9,000	8,932

		17,781

SOVEREIGN ISSUES 0.7%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	7,700	6,911
Peru Government International Bond
8.375% due 05/03/2016	975	1,132
8.750% due 11/21/2033	23,584	33,666

		41,709

Total Peru (Cost $61,128)		59,490

PHILIPPINES 0.5%
CORPORATE BONDS & NOTES 0.4%
Energy Development Corp.
6.500% due 01/20/2021	$940	984
Power Sector Assets & Liabilities Management Corp.
7.250% due 05/27/2019	2,635	3,139
7.390% due 12/02/2024	18,750	22,969

		27,092

SOVEREIGN ISSUES 0.1%
Philippines Government International Bond
7.750% due 01/14/2031	3,770	4,976

10.625% due 03/16/2025	2,500	3,847

		8,823

Total Philippines (Cost $37,016)		35,915

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
5.000% due 03/23/2022	$300	322
5.125% due 04/21/2021	600	653
6.375% due 07/15/2019	22,990	26,927

Total Poland (Cost $24,125)		27,902

QATAR 1.2%
CORPORATE BONDS & NOTES 0.7%
Nakilat, Inc.
6.067% due 12/31/2033	$1,400	1,477
Qatari Diar Finance Co.
5.000% due 07/21/2020	970	1,067
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	13,387	14,425
5.832% due 09/30/2016	52	55
5.838% due 09/30/2027	895	956
6.332% due 09/30/2027	3,250	3,579
6.750% due 09/30/2019	18,400	21,716

		43,275

SOVEREIGN ISSUES 0.5%
Qatar Government International Bond
5.250% due 01/20/2020	26,900	30,128
9.750% due 06/15/2030	2,300	3,525

		33,653

Total Qatar (Cost $73,334)		76,928

RUSSIA 4.9%
SOVEREIGN ISSUES 4.9%
Russia Government International Bond
4.875% due 09/16/2023	$4,600	4,657
5.625% due 04/04/2042	4,800	4,788
5.875% due 09/16/2043	5,200	5,299
7.500% due 03/31/2030	231,551	270,266
12.750% due 06/24/2028	13,975	23,723

Total Russia (Cost $295,207)		308,733

SENEGAL 0.3%
SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
8.750% due 05/13/2021	$15,700	17,584

Total Senegal (Cost $18,405)		17,584

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Serbia
5.250% due 11/21/2017	$4,200	4,232

Total Serbia (Cost $4,171)		4,232

SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
Singapore Telecommunications Ltd.
7.375% due 12/01/2031	$400	504
STATS ChipPAC Ltd.
5.375% due 03/31/2016	200	207

Total Singapore (Cost $742)		711

SLOVENIA 0.9%
SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond
4.375% due 02/06/2019	EUR	11,900	16,670
4.700% due 11/01/2016		13,050	18,638
4.750% due 05/10/2018		$17,900	18,437

Total Slovenia (Cost $52,270)			53,745

SOUTH AFRICA 1.3%
CORPORATE BONDS & NOTES 0.7%
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		$3,250	2,804
5.375% due 04/15/2020		6,200	5,822
6.500% due 04/15/2040		1,300	1,014
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		3,300	3,300
6.750% due 08/06/2023		10,000	10,275
Transnet SOC Ltd.
4.000% due 07/26/2022		24,600	21,776

			44,991

SOVEREIGN ISSUES 0.6%
South Africa Government International Bond
4.665% due 01/17/2024		500	481
6.875% due 05/27/2019		31,200	35,841

			36,322

Total South Africa (Cost $83,112)			81,313

SOUTH KOREA 0.5%
CORPORATE BONDS & NOTES 0.5%
Export-Import Bank of Korea
5.125% due 06/29/2020		$1,150	1,268
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		6,600	7,026
Korea Exchange Bank
4.875% due 01/14/2016		1,700	1,817
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		5,700	5,671
3.000% due 09/19/2022		19,990	18,378

Total South Korea (Cost $34,908)			34,160

SPAIN 0.3%
CORPORATE BONDS & NOTES 0.0%
Santander Issuances S.A.U.
1.623% due 10/24/2017	EUR	300	401
4.500% due 09/30/2019		100	132
7.300% due 07/27/2019	GBP	500	856

			1,389

SOVEREIGN ISSUES 0.3%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	200	275
Autonomous Community of Madrid
4.200% due 09/24/2014		5,800	8,153
4.305% due 03/06/2014		5,400	7,474
Autonomous Community of Valencia
2.593% due 09/03/2017		250	317
Junta de Castilla y Leon
6.270% due 02/19/2018		1,800	2,774
Xunta de Galicia
5.763% due 04/03/2017		275	415

6.131% due 04/03/2018		1,200	1,857

			21,265

Total Spain (Cost $20,756)			22,654

SRI LANKA 0.2%
SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 10/04/2020		$12,200	12,139

Total Sri Lanka (Cost $12,452)			12,139

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Thai Oil PCL
3.625% due 01/23/2023		$8,610	7,685
4.875% due 01/23/2043		5,850	4,744

Total Thailand (Cost $14,229)			12,429

TRINIDAD AND TOBAGO 0.4%
CORPORATE BONDS & NOTES 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$9,414	10,025
9.750% due 08/14/2019		10,655	13,426

Total Trinidad and Tobago (Cost $21,474)			23,451

TUNISIA 0.2%
SOVEREIGN ISSUES 0.2%
Banque Centrale de Tunisie S.A.
3.280% due 08/09/2027	JPY	100,000	652
4.500% due 06/22/2020	EUR	7,100	9,059
8.250% due 09/19/2027		$1,680	1,762

Total Tunisia (Cost $11,146)			11,473

TURKEY 3.7%
CORPORATE BONDS & NOTES 0.5%
Arcelik A/S
5.000% due 04/03/2023		$6,990	6,067
Export Credit Bank of Turkey
5.875% due 04/24/2019		16,000	16,244
Turkiye Garanti Bankasi A/S
2.742% due 04/20/2016		7,100	6,905

			29,216

SOVEREIGN ISSUES 3.2%
Turkey Government International Bond
5.625% due 03/30/2021		6,250	6,306
6.000% due 01/14/2041		36,480	32,166
6.250% due 09/26/2022		300	312
6.750% due 04/03/2018		8,843	9,626
6.750% due 05/30/2040		40,700	39,510
6.875% due 03/17/2036		9,500	9,355
7.000% due 09/26/2016		5,200	5,720
7.000% due 03/11/2019		7,275	7,993
7.000% due 06/05/2020		33,000	36,102
7.250% due 03/05/2038		1,000	1,032
7.500% due 07/14/2017		9,000	10,082
7.500% due 11/07/2019		33,465	37,514
8.000% due 02/14/2034		3,400	3,791

			199,509

Total Turkey (Cost $249,343)			228,725

UKRAINE 0.4%
SOVEREIGN ISSUES 0.4%
Ukraine Government International Bond
6.580% due 11/21/2016		$3,400	3,204
6.875% due 09/23/2015		900	879
7.950% due 02/23/2021		700	649
9.250% due 07/24/2017		20,000	20,042

Total Ukraine (Cost $26,687)			24,774

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$11,963	13,087
DP World Ltd.
6.850% due 07/02/2037		8,950	8,838

Total United Arab Emirates (Cost $20,212)			21,925

UNITED STATES 2.6%
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.525% due 04/25/2037		$473	266
5.726% due 10/25/2036 ^		375	227
6.000% due 07/25/2047 ^		200	159

			652

CORPORATE BONDS & NOTES 2.2%
American International Group, Inc.
6.765% due 11/15/2017	GBP	955	1,830
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		$6,000	6,157
Gerdau Holdings, Inc.
7.000% due 01/20/2020		16,100	17,630
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	1,000	1,580
5.750% due 03/01/2018		$80,840	90,541
6.625% due 06/15/2035		21,175	22,392
6.625% due 06/15/2038		200	207
Southern Copper Corp.
5.250% due 11/08/2042		2,200	1,790

			142,127

MORTGAGE-BACKED SECURITIES 0.4%
Adjustable Rate Mortgage Trust
2.724% due 11/25/2035 ^		427	367
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		2,220	2,429
Banc of America Funding Corp.
2.745% due 11/20/2035 ^		326	303
5.888% due 04/25/2037 ^		476	395
Bear Stearns Adjustable Rate Mortgage Trust
2.401% due 02/25/2036 ^		286	200
2.547% due 01/25/2035		45	44
Chase Mortgage Finance Trust
2.663% due 03/25/2037		334	307
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035		755	750
2.591% due 07/25/2046 ^		270	215
2.825% due 03/25/2034		67	67
Countrywide Alternative Loan Trust
0.335% due 01/25/2037 ^		303	246
5.750% due 03/25/2037 ^		343	282
6.250% due 11/25/2036 ^		222	191
Countrywide Home Loan Mortgage Pass-Through Trust
2.620% due 03/25/2037 ^		213	145
2.640% due 04/20/2036 ^		208	165
2.726% due 09/25/2047 ^		149	125
2.738% due 02/25/2047 ^		250	202
Credit Suisse First Boston Mortgage Securities Corp.
2.291% due 06/25/2033		787	775
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		399	303
6.172% due 06/25/2036 ^		654	425
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		397	225
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		158	164
5.031% due 10/25/2035		261	228
5.500% due 12/25/2035 ^		502	440
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		310	231
5.886% due 10/25/2036 ^		310	231
6.300% due 07/25/2036 ^		417	284
HarborView Mortgage Loan Trust
5.027% due 08/19/2036 ^		95	79

HomeBanc Mortgage Trust
2.499% due 04/25/2037 ^		577	326
IndyMac Mortgage Loan Trust
0.465% due 06/25/2037 ^		222	111
4.613% due 06/25/2036		392	376
4.830% due 10/25/2035		301	258
5.223% due 08/25/2036		446	436
JPMorgan Mortgage Trust
2.470% due 08/25/2035		552	549
3.339% due 04/25/2035		126	129
5.093% due 11/25/2035		258	247
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		630	695
Luminent Mortgage Trust
0.345% due 12/25/2036		200	147
MASTR Alternative Loan Trust
0.565% due 03/25/2036		180	41
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036		3,183	2,919
Merrill Lynch Mortgage-Backed Securities Trust
4.627% due 04/25/2037 ^		293	241
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		600	668
Morgan Stanley Capital Trust
5.910% due 06/11/2049		400	447
Morgan Stanley Mortgage Loan Trust
2.184% due 06/25/2036		90	84
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		304	304
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		73	58
Residential Asset Securitization Trust
0.565% due 01/25/2046 ^		402	214
Sequoia Mortgage Trust
2.414% due 01/20/2047 ^		149	128
Structured Adjustable Rate Mortgage Loan Trust
1.849% due 10/25/2037 ^		215	134
2.267% due 09/25/2036 ^		504	316
2.527% due 11/25/2035 ^		276	211
5.038% due 05/25/2036		1,200	1,103
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		568	122
WaMu Mortgage Pass-Through Certificates
2.016% due 01/25/2037 ^		297	244
2.086% due 12/25/2036 ^		205	175
2.127% due 04/25/2037		200	158
2.369% due 09/25/2036 ^		346	305
2.374% due 12/25/2036 ^		651	574
2.530% due 03/25/2034		209	208
4.465% due 05/25/2037 ^		476	392

			22,138

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019		100	110
Israel Government AID Bond
5.500% due 04/26/2024		100	115

			225

Total United States (Cost $154,413)			165,142

URUGUAY 0.8%
SOVEREIGN ISSUES 0.8%
Uruguay Government International Bond
4.500% due 08/14/2024		$29,618	29,692
5.000% due 09/14/2018 (c)	UYU	87,474	4,412
6.875% due 09/28/2025		$2,401	2,761
7.875% due 01/15/2033		10,350	12,834

Total Uruguay (Cost $50,475)			49,699

VENEZUELA 9.2%
CORPORATE BONDS & NOTES 3.8%
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		$4,822	4,002
5.250% due 04/12/2017		124,901	92,739
5.375% due 04/12/2027		122,665	65,932
5.500% due 04/12/2037		38,015	19,673
8.500% due 11/02/2017		68,661	57,332

9.750% due 05/17/2035		3,350	2,362

			242,040

SOVEREIGN ISSUES 5.4%
Venezuela Government International Bond
6.000% due 12/09/2020		7,780	5,224
7.000% due 12/01/2018		5,000	3,808
7.000% due 03/31/2038		44,140	27,808
7.650% due 04/21/2025		57,208	38,901
7.750% due 10/13/2019		71,870	53,902
8.250% due 10/13/2024		125,489	88,972
9.000% due 05/07/2023		44,752	33,519
9.250% due 05/07/2028		64,605	48,131
9.375% due 01/13/2034		47,207	35,240
12.750% due 08/23/2022		4,885	4,531

			340,036

Total Venezuela (Cost $640,385)			582,076

VIETNAM 0.2%
SOVEREIGN ISSUES 0.2%
Vietnam Government International Bond
4.000% due 03/12/2028		$4,833	4,277
6.875% due 01/15/2016		9,100	9,760

Total Vietnam (Cost $13,841)			14,037

VIRGIN ISLANDS (BRITISH) 0.4%
CORPORATE BONDS & NOTES 0.4%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$8,400	8,610
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		14,800	12,031
GTL Trade Finance, Inc.
7.250% due 10/20/2017		5,500	6,209

Total Virgin Islands (British) (Cost $28,949)			26,850

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022		$12,600	10,962

Total Zambia (Cost $12,418)			10,962

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (e) 0.0%			2,505

MEXICO TREASURY BILLS 0.6%
3.479% due 01/09/2014 - 06/12/2014 (b)	MXN	504,547	38,386

U.S. TREASURY BILLS 0.8%
0.104% due 01/09/2014 - 12/11/2014 (b)(i)		$51,620	51,588

Total Short-Term Instruments (Cost $92,903)			92,479

Total Investments in Securities (Cost $6,131,871)			5,979,365

	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio		34,050,294	340,673
PIMCO Short-Term Floating NAV Portfolio III		2,273	23

Total Short-Term Instruments (Cost $340,738)	340,696

Total Investments in Affiliates (Cost $340,738)	340,696

Total Investments 99.7% (Cost $6,472,609)	$6,320,061
Financial Derivative Instruments (g)(h) (0.8%) (Cost or Premiums, net $(8,825))	(48,022)
Other Assets and Liabilities, net 1.1%	65,438

Net Assets 100.0%	$6,337,477

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$2,505	Freddie Mac 2.000% due 01/30/2023	$(2,557)	$2,505	$2,505

Total Repurchase Agreements						$(2,557)	$2,505	$2,505

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(1.000%)	08/14/2013	08/13/2015	$(2,308)	$(2,298)
	(0.950%)	12/18/2013	12/17/2015	(3,406)	(3,405)
CFR	(1.000%)	12/18/2013	12/17/2015	(8,831)	(8,827)
IBD	(1.000%)	10/11/2013	10/09/2015	(1,607)	(1,604)

Total Reverse Repurchase Agreements					$(16,134)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $9,428 at a weighted average interest rate of (0.786%).

(f)	Securities with an aggregate market value of $15,940 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$47,200	$4,876	$(333)	$13	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$78,100	$6,710	$5,257	$400	$0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	8,900	1,937	258	102	0

					$8,647	$5,515	$502	$0

Total Swap Agreements					$13,523	$5,182	$515	$0

Cash of $10,556 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	54,533		$73,810	$0	$(1,210)
	01/2014		$9,902	KRW	10,565,328	118	0
BPS	01/2014	COP	274,988		$144	2	0
	02/2014	MXN	163,428		12,592	109	0
	03/2014		$1,119	MXN	14,583	0	(8)
BRC	01/2014	BRL	10,578		$4,692	208	0
	01/2014	KRW	884,046		829	0	(9)
	01/2014		$4,521	BRL	10,578	0	(38)
	02/2014	EUR	12,090		$16,658	26	0
	02/2014		$1,445	BRL	3,422	0	(6)
	03/2014	GBP	3,053		$4,995	0	(58)
CBK	01/2014		$92,971	EUR	67,532	0	(68)
	02/2014	EUR	67,532		$92,969	67	0
	06/2014	MXN	34,925		2,660	19	0
DUB	01/2014	BRL	9,951		4,485	267	0
	01/2014		$4,254	BRL	9,951	0	(35)
	01/2014	ZAR	8,091		$827	57	0
	03/2014	MXN	14,484		1,115	12	0
	03/2014		$4,500	MXN	58,734	0	(24)
FBF	01/2014	IDR	53,187,500		$4,546	191	0
	01/2014	KRW	1,028,690		965	0	(11)
	01/2014		$6,970	KRW	7,430,824	77	0
	02/2014	EUR	1,448		$1,993	1	0
	03/2014	MXN	127,101		9,830	149	0
GLM	06/2014		34,925		2,662	20	0
HUS	01/2014		$1,189	RUB	39,132	0	(1)
	02/2014	JPY	1,253,700		$12,625	718	0
JPM	01/2014	IDR	23,638,889		1,984	48	0
	01/2014	MXN	59,838		4,638	57	0
	01/2014	RUB	39,132		1,189	1	0
	01/2014	TRY	260		127	7	0
	02/2014	MXN	30,094		2,331	34	0
	03/2014	IDR	23,638,889		1,949	44	0
	04/2014		$1,171	RUB	39,132	0	0
	06/2014	MXN	34,925		$2,661	20	0
MSC	01/2014	BRL	57,485		24,828	463	0
	01/2014		$24,374	BRL	57,484	0	(9)
	02/2014		10,037		23,632	0	(101)
	03/2014		20,097	MXN	264,920	114	(23)
RBC	02/2014	JPY	1,387,300		$13,476	300	0
SCX	02/2014	IDR	23,638,889		1,963	48	0
UAG	01/2014		17,729,167		1,608	156	0
	01/2014	KRW	16,083,415		15,259	6	0
	02/2014	IDR	17,729,166		1,597	160	0
	04/2014		$15,181	KRW	16,083,416	26	0
WST	01/2014	EUR	12,999		$17,490	0	(393)

Total Forward Foreign Currency Contracts						$3,525	$(1,994)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$33,260	$798	$1,367

Total Purchased Options						$798	$1,367

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014	$495,000	$(589)	$(27)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014	495,000	(2,111)	(3,794)

							$(2,700)	$(3,821)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC USD versus JPY	JPY	95.000	11/20/2014	$33,260	$(812)	$(387)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(117)	$(9)

Total Written Options						$(3,629)	$(4,217)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2015	0.982%	$27,800	$(11)	$30	$19	$0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%	29,800	(1,075)	(112)	0	(1,187)
	Brazil Government International Bond	1.000%	06/20/2021	2.241%	300	(13)	(11)	0	(24)
	Brazil Government International Bond	1.000%	09/20/2021	2.262%	28,000	(1,487)	(857)	0	(2,344)
	Colombia Government International Bond	1.000%	12/20/2018	1.153%	27,200	(271)	82	0	(189)
	Export-Import Bank of China	1.000%	09/20/2016	0.450%	3,800	(108)	166	58	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2016	1.513%	11,300	(187)	22	0	(165)
	Qatar Government International Bond	1.000%	03/20/2016	0.194%	5,500	0	101	101	0
	Russia Government International Bond	1.000%	12/20/2018	1.597%	20,000	(622)	68	0	(554)
	South Africa Government International Bond	1.000%	09/20/2014	0.610%	13,400	(7)	50	43	0
	South Africa Government International Bond	1.000%	12/20/2018	1.972%	18,800	(728)	(116)	0	(844)
BRC	Brazil Government International Bond	1.000%	03/20/2018	1.631%	5,700	(80)	(64)	0	(144)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%	15,000	(286)	(167)	0	(453)
	Brazil Government International Bond	1.000%	09/20/2021	2.262%	28,000	(1,069)	(1,275)	0	(2,344)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2016	1.513%	10,400	(169)	17	0	(152)
	Mexico Government International Bond	1.000%	09/20/2021	1.255%	10,748	(635)	448	0	(187)
	Peru Government International Bond	1.000%	09/20/2015	0.665%	5,000	(56)	87	31	0
	Philippines Government International Bond	1.000%	12/20/2018	1.089%	151,400	508	(1,090)	0	(582)
	Russia Government International Bond	1.000%	12/20/2018	1.597%	10,000	(325)	48	0	(277)
	Ukraine Government International Bond	5.000%	12/20/2014	7.799%	2,000	(48)	0	0	(48)
CBK	Brazil Government International Bond	1.000%	06/20/2018	1.716%	10,000	(191)	(111)	0	(302)
	China Government International Bond	1.000%	12/20/2016	0.391%	3,000	(143)	198	55	0
	Colombia Government International Bond	1.000%	12/20/2018	1.153%	8,800	(73)	12	0	(61)
	Indonesia Government International Bond	2.290%	12/20/2016	1.426%	1,300	0	34	34	0
	Mexico Government International Bond	1.000%	09/20/2018	0.832%	8,300	(66)	133	67	0
	Mexico Government International Bond	1.000%	03/20/2021	1.214%	1,100	(50)	35	0	(15)
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	03/20/2014	0.990%	2,700	(15)	16	1	0
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	06/20/2014	0.990%	500	(2)	2	0	0
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	03/20/2015	0.998%	18,000	(468)	475	7	0
	Russia Government International Bond	1.000%	12/20/2018	1.597%	10,000	(302)	25	0	(277)
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.776%	7,200	14	12	26	0
	Brazil Government International Bond	1.000%	06/20/2017	1.471%	10,900	(325)	156	0	(169)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%	4,300	(68)	(61)	0	(129)
	China Government International Bond	1.000%	12/20/2016	0.391%	2,500	(111)	157	46	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	06/20/2014	0.742%	12,700	16	4	20	0
	Goldman Sachs Group, Inc.	1.000%	06/20/2014	0.181%	3,500	16	(1)	15	0
	Mexico Government International Bond	1.000%	09/20/2021	1.255%	4,000	(157)	88	0	(69)
	Morgan Stanley	1.000%	06/20/2014	0.363%	3,500	15	(3)	12	0
	Penerbangan Malaysia Berhad	1.000%	12/20/2018	1.047%	14,300	(172)	146	0	(26)
	Petrobras International Finance Co.	1.000%	09/20/2014	0.913%	30,000	(212)	242	30	0
	Qatar Government International Bond	1.000%	03/20/2016	0.194%	300	(3)	8	5	0
	South Africa Government International Bond	1.000%	06/20/2016	1.287%	400	(4)	2	0	(2)
	South Africa Government International Bond	1.000%	12/20/2017	1.701%	29,100	(986)	217	0	(769)
FBF	China Government International Bond	1.000%	12/20/2016	0.391%	2,900	(143)	196	53	0
	Colombia Government International Bond	1.000%	09/20/2015	0.541%	6,500	(147)	201	54	0
	Egypt Government International Bond	1.000%	06/20/2016	5.876%	7,200	(752)	(41)	0	(793)
	Guatemala Government International Bond	1.000%	12/20/2014	1.177%	7,600	(71)	60	0	(11)
	Indonesia Government International Bond	1.000%	06/20/2021	2.818%	4,000	(257)	(195)	0	(452)
GST	Brazil Government International Bond	1.000%	03/20/2015	0.607%	11,200	45	13	58	0
	Brazil Government International Bond	1.000%	12/20/2015	0.982%	16,500	(17)	29	12	0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%	6,300	(196)	(55)	0	(251)
	Indonesia Government International Bond	1.000%	09/20/2021	2.847%	5,000	(489)	(98)	0	(587)
	Russia Government International Bond	1.000%	03/20/2018	1.389%	51,300	(534)	(259)	0	(793)
	Russia Government International Bond	1.000%	09/20/2018	1.536%	15,300	(694)	331	0	(363)
	Russia Government International Bond	1.000%	12/20/2018	1.597%	10,000	(321)	43	0	(278)
	South Africa Government International Bond	1.000%	12/20/2017	1.701%	19,000	(659)	157	0	(502)
HUS	Brazil Government International Bond	1.000%	03/20/2015	0.607%	14,700	67	9	76	0
	Brazil Government International Bond	1.000%	06/20/2018	1.716%	3,300	(49)	(50)	0	(99)
	Brazil Government International Bond	1.000%	03/20/2021	2.218%	18,100	(846)	(544)	0	(1,390)
	Mexico Government International Bond	1.000%	09/20/2018	0.832%	15,000	(72)	193	121	0
	Mexico Government International Bond	1.000%	03/20/2021	1.214%	8,000	(368)	258	0	(110)
	Petrobras International Finance Co.	1.000%	09/20/2015	1.554%	17,500	(604)	445	0	(159)

	Russia Government International Bond	1.000%	06/20/2018	1.467%	25,000	(769)	278	0	(491)
	Russia Government International Bond	1.000%	06/20/2023	2.121%	7,500	(751)	98	0	(653)
	South Africa Government International Bond	1.000%	03/20/2018	1.753%	27,700	(586)	(246)	0	(832)
	South Africa Government International Bond	1.000%	03/20/2023	2.532%	1,190	(123)	(14)	0	(137)
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.895%	300	(4)	5	1	0
	Brazil Government International Bond	1.000%	09/20/2018	1.792%	5,000	(213)	38	0	(175)
	Brazil Government International Bond	1.000%	12/20/2019	2.057%	1,300	(49)	(26)	0	(75)
	Brazil Government International Bond	1.000%	09/20/2021	2.262%	7,500	(335)	(293)	0	(628)
	China Government International Bond	1.000%	12/20/2016	0.391%	12,400	(602)	830	228	0
	Colombia Government International Bond	1.000%	09/20/2015	0.541%	27,600	(679)	908	229	0
	Colombia Government International Bond	1.000%	12/20/2018	1.153%	3,900	(29)	2	0	(27)
	Indonesia Government International Bond	1.000%	03/20/2015	0.663%	10,400	(432)	479	47	0
	Kazakhstan Government International Bond	1.000%	03/20/2016	0.953%	10,000	(289)	303	14	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.554%	3,000	(86)	58	0	(28)
	Qatar Government International Bond	1.000%	03/20/2016	0.194%	300	(2)	8	6	0
	Russia Government International Bond	1.000%	09/20/2018	1.536%	6,100	(185)	41	0	(144)
	Russia Government International Bond	1.000%	12/20/2018	1.597%	10,000	(330)	53	0	(277)
	South Africa Government International Bond	1.000%	09/20/2014	0.610%	9,700	0	31	31	0
MYC	Brazil Government International Bond	1.000%	06/20/2018	1.716%	11,800	(179)	(177)	0	(356)
	Export-Import Bank of China	1.000%	09/20/2016	0.450%	4,000	(110)	171	61	0
	Mexico Government International Bond	1.000%	09/20/2018	0.832%	1,600	(17)	30	13	0
	Peru Government International Bond	1.960%	10/20/2016	0.869%	3,000	0	103	103	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.554%	400	(14)	10	0	(4)
	South Africa Government International Bond	1.000%	03/20/2018	1.753%	23,700	(501)	(210)	0	(711)
RYL	Republic of Korea	1.000%	12/20/2015	0.228%	1,000	1	14	15	0
UAG	Brazil Government International Bond	1.030%	07/20/2017	1.495%	3,875	0	(44)	0	(44)
	Colombia Government International Bond	1.000%	09/20/2015	0.541%	8,000	(181)	247	66	0
	Indonesia Government International Bond	1.000%	06/20/2021	2.818%	1,300	(86)	(61)	0	(147)
	Mexico Government International Bond	1.000%	03/20/2015	0.240%	12,900	(154)	279	125	0
	Qatar Government International Bond	1.000%	12/20/2014	0.122%	2,000	(28)	46	18	0
	Turkey Government International Bond	1.000%	03/20/2015	1.414%	18,500	(623)	537	0	(86)

						$(23,419)	$3,404	$1,901	$(21,916)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.EM-20 5-Year Index	5.000%	12/20/2018	$21,400	$2,218	$(7)	$2,211	$0
BRC	CDX.EM-19 5-Year Index	5.000%	06/20/2018	2,300	197	8	205	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	32,000	3,352	(46)	3,306	0
CBK	CDX.EM-20 5-Year Index	5.000%	12/20/2018	8,700	922	(24)	898	0
DUB	CDX.EM-20 5-Year Index	5.000%	12/20/2018	43,315	4,900	(425)	4,475	0
FBF	CDX.EM-20 5-Year Index	5.000%	12/20/2018	5,000	555	(39)	516	0
GST	CDX.EM-20 5-Year Index	5.000%	12/20/2018	30,300	3,287	(157)	3,130	0
HUS	CDX.EM-19 5-Year Index	5.000%	06/20/2018	2,300	200	6	206	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	16,800	1,761	(26)	1,735	0
JPM	CDX.EM-20 5-Year Index	5.000%	12/20/2018	11,600	1,224	(26)	1,198	0

					$18,616	$(736)	$17,880	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.160%	01/02/2015	BRL	122,400	$152	$(1,217)	$0	$(1,065)
	Pay	1-Year BRL-CDI	11.320%	01/04/2016		4,100	9	(7)	2	0
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		330,900	(989)	(9,296)	0	(10,285)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		3,300	(2)	(81)	0	(83)
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MXN	308,000	(463)	(1,282)	0	(1,745)
BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017	BRL	9,700	29	(332)	0	(303)
BRC	Pay	1-Year BRL-CDI	10.400%	01/02/2017		12,500	(2)	(159)	0	(161)
	Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020	ZAR	340,000	185	(2,062)	0	(1,877)
	Pay	28-Day MXN-TIIE	7.340%	01/28/2015	MXN	157,200	0	469	469	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		539,000	593	511	1,104	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		164,900	(36)	269	233	0
DUB	Pay	1-Year BRL-CDI	8.285%	01/02/2017	BRL	163,300	0	(5,665)	0	(5,665)
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		1,200	1	(38)	0	(37)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		60,700	0	(1,496)	0	(1,496)
	Pay	28-Day MXN-TIIE	7.780%	04/09/2019	MXN	8,700	7	61	68	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		425,000	(246)	(2,162)	0	(2,408)
FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	75,000	(9)	(2,409)	0	(2,418)
GLM	Pay	1-Year BRL-CDI	8.720%	01/02/2017		89,600	235	(2,893)	0	(2,658)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022	MXN	280,100	92	(1,306)	0	(1,214)
HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	255,000	80	(8,738)	0	(8,658)
	Pay	28-Day MXN-TIIE	7.330%	01/28/2015	MXN	65,400	(4)	199	195	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		409,185	41	797	838	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		532,700	(181)	935	754	0
JPM	Pay	1-Year BRL-CDI	8.650%	01/02/2017	BRL	800	1	(26)	0	(25)
MYC	Pay	1-Year BRL-CDI	11.320%	01/04/2016		8,300	18	(14)	4	0
	Pay	1-Year BRL-CDI	8.220%	01/02/2017		145,000	(196)	(4,925)	0	(5,121)
	Pay	1-Year BRL-CDI	8.630%	01/02/2017		50,000	3	(1,598)	0	(1,595)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	381,000	(207)	746	539	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		224,150	145	196	341	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		332,000	(488)	(1,393)	0	(1,881)
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	4,900	(5)	(169)	0	(174)
	Pay	1-Year BRL-CDI	8.650%	01/02/2017		25,000	46	(807)	0	(761)

							$(1,191)	$(43,892)	$4,547	$(49,630)

Total Swap Agreements							$(5,994)	$(41,224)	$24,328	$(71,546)

(i)	Securities with an aggregate market value of $50,939 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Armenia
Sovereign Issues	$0	$11,471	$0	$11,471
Austria
Corporate Bonds & Notes	0	1,326	0	1,326
Bermuda
Corporate Bonds & Notes	0	45,696	0	45,696
Brazil
Corporate Bonds & Notes	0	611,837	0	611,837
Sovereign Issues	0	116,484	0	116,484
Canada
Corporate Bonds & Notes	0	12,411	0	12,411
Cayman Islands
Corporate Bonds & Notes	0	118,395	7,970	126,365
Chile
Corporate Bonds & Notes	0	88,731	0	88,731
Sovereign Issues	0	1,739	0	1,739
China
Corporate Bonds & Notes	0	33,727	0	33,727
Colombia
Corporate Bonds & Notes	0	132,750	0	132,750
Sovereign Issues	0	33,971	0	33,971
Costa Rica
Sovereign Issues	0	22,246	0	22,246
Croatia
Corporate Bonds & Notes	0	665	0	665
Dominican Republic
Corporate Bonds & Notes	0	9,256	0	9,256
El Salvador
Sovereign Issues	0	77,306	0	77,306
Gabon
Sovereign Issues	0	8,769	0	8,769
Guatemala
Sovereign Issues	0	29,020	0	29,020
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	11,146	11,146
Hong Kong
Corporate Bonds & Notes	0	25,251	0	25,251
Hungary
Sovereign Issues	0	2,581	0	2,581
India
Corporate Bonds & Notes	0	32,788	0	32,788
Indonesia
Corporate Bonds & Notes	0	151,572	0	151,572
Sovereign Issues	0	235,099	0	235,099
Ireland
Corporate Bonds & Notes	0	447,486	0	447,486
Israel
Corporate Bonds & Notes	0	3,023	0	3,023
Sovereign Issues	0	1,064	0	1,064
Kazakhstan
Corporate Bonds & Notes	0	224,159	0	224,159
Lithuania
Sovereign Issues	0	2,845	0	2,845
Luxembourg
Corporate Bonds & Notes	0	678,787	0	678,787
Malaysia
Corporate Bonds & Notes	0	22,622	0	22,622
Corporate Bonds & Notes	0	520,792	0	520,792
Sovereign Issues	0	103,539	0	103,539
Mongolia
Sovereign Issues	0	27,999	0	27,999
Morocco
Sovereign Issues	0	33,236	0	33,236
Netherlands
Corporate Bonds & Notes	0	25,287	0	25,287
Panama
Corporate Bonds & Notes	0	11,413	0	11,413
Sovereign Issues	0	55,378	0	55,378
Peru
Corporate Bonds & Notes	0	17,781	0	17,781
Sovereign Issues	0	41,709	0	41,709
Philippines
Corporate Bonds & Notes	0	27,092	0	27,092
Sovereign Issues	0	8,823	0	8,823
Poland
Sovereign Issues	0	27,902	0	27,902
Qatar
Corporate Bonds & Notes	0	43,275	0	43,275
Sovereign Issues	0	33,653	0	33,653
Russia
Sovereign Issues	0	308,733	0	308,733
Senegal
Sovereign Issues	0	17,584	0	17,584
Serbia
Sovereign Issues	0	4,232	0	4,232
Singapore
Corporate Bonds & Notes	0	711	0	711
Slovenia
Sovereign Issues	0	53,745	0	53,745
South Africa
Corporate Bonds & Notes	0	44,991	0	44,991
Sovereign Issues	0	36,322	0	36,322
South Korea
Corporate Bonds & Notes	0	34,160	0	34,160
Spain
Corporate Bonds & Notes	0	1,389	0	1,389
Sovereign Issues	0	21,265	0	21,265
Sri Lanka
Sovereign Issues	0	12,139	0	12,139
Thailand
Corporate Bonds & Notes	0	12,429	0	12,429
Trinidad and Tobago
Corporate Bonds & Notes	0	23,451	0	23,451
Tunisia
Sovereign Issues	0	11,473	0	11,473
Turkey
Corporate Bonds & Notes	0	29,216	0	29,216
Sovereign Issues	0	199,509	0	199,509
Ukraine
Sovereign Issues	0	24,774	0	24,774
United Arab Emirates
Corporate Bonds & Notes	0	21,925	0	21,925
United States
Asset-Backed Securities	0	652	0	652
Corporate Bonds & Notes	0	142,127	0	142,127
Mortgage-Backed Securities	0	22,138	0	22,138
U.S. Government Agencies	0	225	0	225
Uruguay
Sovereign Issues	0	49,699	0	49,699
Venezuela
Corporate Bonds & Notes	0	242,040	0	242,040
Sovereign Issues	0	340,036	0	340,036
Vietnam
Sovereign Issues	0	14,037	0	14,037
Virgin Islands (British)
Corporate Bonds & Notes	0	26,850	0	26,850
Zambia
Sovereign Issues	0	10,962	0	10,962
Short-Term Instruments
Repurchase Agreements	0	2,505	0	2,505
Mexico Treasury Bills	0	38,386	0	38,386
U.S. Treasury Bills	0	51,588	0	51,588

	$0	$5,960,249	$19,116	$5,979,365

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$340,696	$0	$0	$340,696

Total Investments	$340,696	$5,960,249	$19,116	$6,320,061

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	515	0	515
Over the counter	0	29,220	0	29,220
	$0	$29,735	$0	$29,735

Financial Derivative Instruments - Liabilities
Over the counter	0	(77,748)	(9)	(77,757)

	$0	$(77,748)	$(9)	$(77,757)

Totals	$340,696	$5,912,236	$19,107	$6,272,039

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$9,709	$0	$(1,020)	$242	$163	$(1,124)	$0	$0	$7,970	$(1,053)
Guernsey, Channel Islands
Corporate Bonds & Notes	12,578	0	(719)	0	0	(713)	0	0	11,146	(659)
Indonesia
Bank Loan Obligations	2,907	0	(2,884)	28	155	(206)	0	0	0	0

	$25,194	$0	$(4,623)	$270	$318	$(2,043)	$0	$0	$19,116	$(1,712)

Financial Derivative Instruments - Liabilities
Over the counter	$(1,221)	$2,592	$0	$0	$(2,462)	$1,082	$0	$0	$(9)	$8

Totals	$23,973	$2,592	$(4,623)	$270	$(2,144)	$(961)	$0	$0	$19,107	$(1,704)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$7,970	Benchmark Pricing	Base Price	47.50 - 88.50
Guernsey, Channel Islands
	11,146	Third Party Vendor	Broker Quote	101.50

Financial Derivative Instruments - Liabilities
Over the counter	(9)	Indicative Market Quotation	Broker Quote	0.10

Total	$19,107

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.1%
AUSTRIA 2.1%
CORPORATE BONDS & NOTES 2.1%
JBS Investments GmbH
7.750% due 10/28/2020		$17,400	$17,661
OAS Investments GmbH
8.250% due 10/19/2019		700	686
OGX Austria GmbH
8.375% due 04/01/2022 ^		1,590	135
Sappi Papier Holding GmbH
6.625% due 04/15/2021		5,680	5,623
7.500% due 06/15/2032		1,800	1,413
7.750% due 07/15/2017		1,580	1,738
8.375% due 06/15/2019		420	463

Total Austria (Cost $28,133)			27,719

BARBADOS 0.1%
CORPORATE BONDS & NOTES 0.1%
Columbus International, Inc.
11.500% due 11/20/2014		$1,100	1,191

Total Barbados (Cost $1,174)			1,191

BERMUDA 3.9%
CORPORATE BONDS & NOTES 3.9%
Alliance Oil Co. Ltd.
9.875% due 03/11/2015		$29,840	31,518
China Resources Gas Group Ltd.
4.500% due 04/05/2022		4,200	4,123
Digicel Group Ltd.
8.250% due 09/30/2020		10,915	11,365
Digicel Ltd.
6.000% due 04/15/2021		800	774
7.000% due 02/15/2020		800	812
FPMH Finance Ltd.
7.375% due 07/24/2017		2,175	2,409

Total Bermuda (Cost $51,050)			51,001

BRAZIL 12.4%
CORPORATE BONDS & NOTES 12.2%
Banco ABC Brasil S.A.
7.875% due 04/08/2020		$8,650	8,607
Banco BTG Pactual S.A.
4.000% due 01/16/2020		1,110	973
4.875% due 07/08/2016		6,600	6,821
Banco do Brasil S.A.
3.750% due 07/25/2018	EUR	5,600	7,840
3.875% due 10/10/2022		$6,830	5,959
6.000% due 01/22/2020		1,000	1,064
6.250% due 04/15/2024 (c)		2,100	1,627
Banco do Estado do Rio Grande do Sul S.A.
7.375% due 02/02/2022		7,110	7,057
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		500	504
Banco Panamericano S.A.
5.500% due 08/04/2015		4,000	4,083
8.500% due 04/23/2020		3,430	3,679
Banco Santander Brasil S.A.
4.625% due 02/13/2017		7,650	7,994
Banco Votorantim S.A.
5.250% due 02/11/2016		2,300	2,386
7.375% due 01/21/2020		6,090	6,364
BM&FBovespa S.A.
5.500% due 07/16/2020		1,790	1,893
BR Malls International Finance Ltd.
8.500% due 01/21/2016 (c)		3,655	3,648
BR Properties S.A.
9.000% due 10/07/2015 (c)		4,610	4,587

BRF S.A.
5.875% due 06/06/2022		1,800	1,801
Caixa Economica Federal
4.500% due 10/03/2018		4,100	4,084
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		1,500	1,464
6.875% due 07/30/2019		2,800	3,010
Cielo S.A.
3.750% due 11/16/2022		13,500	12,049
CSN Resources S.A.
6.500% due 07/21/2020		2,680	2,724
Embraer Overseas Ltd.
5.696% due 09/16/2023		1,342	1,349
Embraer S.A.
5.150% due 06/15/2022		3,605	3,614
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		600	580
6.200% due 12/21/2021		2,260	2,283
JBS S.A.
10.500% due 08/04/2016		1,100	1,243
Minerva Luxembourg S.A.
7.750% due 01/31/2023		1,900	1,890
Oi S.A.
5.750% due 02/10/2022		1,200	1,116
Petrobras International Finance Co.
5.750% due 01/20/2020		8,500	8,779
7.875% due 03/15/2019		9,400	10,689
8.375% due 12/10/2018		800	942
QGOG Constellation S.A.
6.250% due 11/09/2019		1,400	1,340
Raizen Fuels Finance Ltd.
9.500% due 08/15/2014		2,850	2,990
Samarco Mineracao S.A.
5.750% due 10/24/2023		8,000	7,940
Tonon Bioenergia S.A.
9.250% due 01/24/2020		5,250	4,436
USJ Acucar e Alcool S.A.
9.875% due 11/09/2019		2,920	2,745
Vale Overseas Ltd.
6.875% due 11/21/2036		1,980	2,049
6.875% due 11/10/2039		2,400	2,488
Votorantim Cimentos S.A.
7.250% due 04/05/2041		3,760	3,591

			160,282

SOVEREIGN ISSUES 0.2%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		3,050	3,088
6.500% due 06/10/2019		100	109

			3,197

Total Brazil (Cost $169,637)			163,479

BULGARIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Bulgarian Energy Holding EAD
4.250% due 11/07/2018	EUR	4,100	5,515

Total Bulgaria (Cost $5,479)			5,515

CANADA 0.8%
CORPORATE BONDS & NOTES 0.8%
Harvest Operations Corp.
6.875% due 10/01/2017		$500	550
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023		7,775	7,172
5.375% due 01/26/2019		3,350	3,384

Total Canada (Cost $11,682)			11,106

CAYMAN ISLANDS 9.0%
CORPORATE BONDS & NOTES 9.0%
Agile Property Holdings Ltd.
8.875% due 04/28/2017		$1,420	1,502
9.875% due 03/20/2017		3,800	4,227
Baidu, Inc.
3.250% due 08/06/2018		7,150	7,242
3.500% due 11/28/2022		600	553

Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020	9,700	10,112
5.750% due 01/18/2017	15,020	16,184
China Resources Land Ltd.
4.625% due 05/19/2016	1,000	1,041
China State Construction Finance Cayman Ltd.
3.125% due 04/02/2018	2,000	1,925
Country Garden Holdings Co. Ltd.
10.500% due 08/11/2015	1,125	1,245
11.125% due 02/23/2018	3,020	3,367
11.250% due 04/22/2017	300	324
DP World Sukuk Ltd.
6.250% due 07/02/2017	7,670	8,456
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	4,030	4,305
Greentown China Holdings Ltd.
8.000% due 03/24/2019	600	618
8.500% due 02/04/2018	8,790	9,317
Interoceanica Finance Ltd.
0.000% due 11/30/2018	2,413	2,135
0.000% due 11/30/2025	81	55
0.000% due 05/15/2030	1,600	748
Kaisa Group Holdings Ltd.
10.250% due 01/08/2020	3,000	3,097
Longfor Properties Co. Ltd.
6.875% due 10/18/2019	4,065	4,268
9.500% due 04/07/2016	3,500	3,730
MCE Finance Ltd.
5.000% due 02/15/2021	6,100	5,963
Mongolian Mining Corp.
8.875% due 03/29/2017	6,160	4,897
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2022	4,066	4,172
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018	3,437	3,180
QNB Finance Ltd.
2.125% due 02/14/2018	500	490
2.875% due 04/29/2020	600	570
Raizen Energy Finance Ltd.
7.000% due 02/01/2017	1,000	1,105
Shimao Property Holdings Ltd.
6.625% due 01/14/2020	4,700	4,612
Sunac China Holdings Ltd.
12.500% due 10/16/2017	5,670	6,421
Voto-Votorantim Ltd.
6.750% due 04/05/2021	1,280	1,402
Voto-Votorantim Overseas Trading Operations Ltd.
6.625% due 09/25/2019	1,100	1,218

Total Cayman Islands (Cost $118,217)		118,481

CHILE 3.1%
CORPORATE BONDS & NOTES 3.1%
Automotores Gildemeister S.A.
6.750% due 01/15/2023	$3,800	2,565
8.250% due 05/24/2021	1,900	1,320
Banco de Credito e Inversiones
4.000% due 02/11/2023	7,050	6,547
Banco Santander Chile
3.875% due 09/20/2022	4,900	4,639
Corpbanca S.A.
3.125% due 01/15/2018	2,200	2,115
E.CL S.A.
5.625% due 01/15/2021	1,110	1,175
Embotelladora Andina S.A.
5.000% due 10/01/2023	3,350	3,364
ENTEL Chile S.A.
4.875% due 10/30/2024	19,900	19,456

Total Chile (Cost $43,237)		41,181

CHINA 1.0%
CORPORATE BONDS & NOTES 1.0%
China Railway Resources Huitung Ltd.
3.850% due 02/05/2023	$2,600	2,393
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	9,000	8,936
CRCC Yuxiang Ltd.
3.500% due 05/16/2023	2,500	2,250
Industrial & Commercial Bank of China Ltd.
2.750% due 09/12/2017	200	201

Total China (Cost $14,098)		13,780

COLOMBIA 2.6%
CORPORATE BONDS & NOTES 2.6%
Banco de Bogota S.A.
5.000% due 01/15/2017		$3,100	3,286
Bancolombia S.A.
5.950% due 06/03/2021		6,890	7,200
Ecopetrol S.A.
5.875% due 09/18/2023		9,200	9,729
7.375% due 09/18/2043		4,200	4,563
Empresa de Energia de Bogota S.A. ESP
6.125% due 11/10/2021		200	214
Grupo Aval Ltd.
4.750% due 09/26/2022		6,700	6,198
5.250% due 02/01/2017		1,100	1,165
Transportadora de Gas Internacional S.A. ESP
5.700% due 03/20/2022		2,200	2,340

Total Colombia (Cost $34,832)			34,695

CROATIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Agrokor d.d.
8.875% due 02/01/2020		$500	537
10.000% due 12/07/2016	EUR	800	1,167

Total Croatia (Cost $1,650)			1,704

CZECH REPUBLIC 0.8%
CORPORATE BONDS & NOTES 0.8%
RPG Byty s.r.o.
6.750% due 05/01/2020	EUR	7,200	10,078

Total Czech Republic (Cost $9,584)			10,078

DOMINICAN REPUBLIC 0.9%
CORPORATE BONDS & NOTES 0.9%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		$11,785	11,667

Total Dominican Republic (Cost $11,974)			11,667

GERMANY 0.2%
CORPORATE BONDS & NOTES 0.2%
Rearden G Holdings EINS GmbH
7.875% due 03/30/2020		$1,970	2,059

Total Germany (Cost $2,044)			2,059

GUATEMALA 0.5%
CORPORATE BONDS & NOTES 0.5%
Industrial Senior Trust
5.500% due 11/01/2022		$7,700	7,122

Total Guatemala (Cost $7,518)			7,122

GUERNSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$3,661	3,715

Total Guernsey, Channel Islands (Cost $3,736)			3,715

HONG KONG 1.4%
CORPORATE BONDS & NOTES 1.4%
CNOOC Finance Ltd.
4.250% due 01/26/2021		$1,700	1,727
CNPC General Capital Ltd.
3.400% due 04/16/2023		400	366

Franshion Development Ltd.
6.750% due 04/15/2021	3,670	3,817
Franshion Investment Ltd.
4.700% due 10/26/2017	6,370	6,545
Mega Advance Investments Ltd.
5.000% due 05/12/2021	4,440	4,562
Wharf Finance Ltd.
4.625% due 02/08/2017	1,120	1,182
Wheelock Finance Ltd.
3.000% due 03/19/2018	720	707

Total Hong Kong (Cost $18,919)		18,906

INDIA 2.6%
CORPORATE BONDS & NOTES 2.6%
Bharti Airtel International Netherlands BV
5.125% due 03/11/2023	$4,760	4,419
HDFC Bank Ltd.
3.000% due 11/30/2016	4,100	4,136
ICICI Bank Ltd.
4.750% due 11/25/2016	5,370	5,624
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	800	821
NTPC Ltd.
4.750% due 10/03/2022	1,200	1,107
ONGC Videsh Ltd.
2.500% due 05/07/2018	1,400	1,323
3.750% due 05/07/2023	4,200	3,567
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	6,500	6,424
State Bank of India
4.125% due 08/01/2017	5,430	5,493
4.500% due 07/27/2015	940	968
Tata Power Co. Ltd.
8.500% due 08/19/2017	550	583

Total India (Cost $34,669)		34,465

INDONESIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Indosat Palapa Co. BV
7.375% due 07/29/2020	$1,700	1,851
TBG Global Pte Ltd.
4.625% due 04/03/2018	900	873

Total Indonesia (Cost $2,755)		2,724

IRELAND 9.8%
CORPORATE BONDS & NOTES 9.8%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.750% due 04/28/2021	$4,730	5,079
7.875% due 09/25/2017	16,500	18,397
Borets Finance Ltd.
7.625% due 09/26/2018	9,900	9,850
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	10,680	10,927
EDC Finance Ltd.
4.875% due 04/17/2020	12,680	12,347
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.
5.125% due 12/12/2017	16,140	16,241
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	12,200	11,895
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.550% due 10/28/2020	7,900	7,890
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.625% due 06/22/2020	6,300	7,466
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018	2,000	2,005
SCF Capital Ltd.
5.375% due 10/27/2017	2,750	2,778
Sibur Securities Ltd.
3.914% due 01/31/2018	11,960	11,736
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	600	644
7.748% due 02/02/2021	10,480	11,410

Total Ireland (Cost $128,935)		128,665

JERSEY, CHANNEL ISLANDS 1.7%
CORPORATE BONDS & NOTES 1.7%
Polyus Gold International Ltd.
5.625% due 04/29/2020		$23,740	22,939

Total Jersey, Channel Islands (Cost $23,877)			22,939

KAZAKHSTAN 1.9%
CORPORATE BONDS & NOTES 1.9%
Zhaikmunai LLP
7.125% due 11/13/2019		$23,400	24,598

Total Kazakhstan (Cost $24,485)			24,598

LUXEMBOURG 10.4%
CORPORATE BONDS & NOTES 10.4%
ALROSA Finance S.A.
7.750% due 11/03/2020		$25,040	27,882
Altice Financing S.A.
7.875% due 12/15/2019		9,020	9,854
8.000% due 12/15/2019	EUR	5,050	7,609
Altice Finco S.A.
9.875% due 12/15/2020		$730	825
Aralco Finance S.A.
10.125% due 05/07/2020		1,290	735
Evraz Group S.A.
7.400% due 04/24/2017		3,020	3,159
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		7,820	7,204
6.000% due 11/27/2023		8,500	8,670
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		225	243
9.250% due 04/23/2019		7,615	9,405
Millicom International Cellular S.A.
4.750% due 05/22/2020		1,300	1,254
6.625% due 10/15/2021		6,600	6,861
Rosneft Finance S.A.
7.500% due 07/18/2016		3,700	4,171
7.875% due 03/13/2018		3,610	4,188
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.100% due 07/25/2018		3,100	3,166
5.298% due 12/27/2017		3,520	3,634
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		19,440	20,485
6.125% due 02/07/2022		4,200	4,441
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		1,500	1,491
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		200	222
VTB Bank OJSC Via VTB Capital S.A.
6.000% due 04/12/2017		8,830	9,404
6.875% due 05/29/2018		1,820	1,991

Total Luxembourg (Cost $136,417)			136,894

MEXICO 4.1%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		172,485	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.1%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		$2,200	2,079
BBVA Bancomer S.A.
6.500% due 03/10/2021		14,280	15,137
6.750% due 09/30/2022		1,700	1,815
Bio Pappel S.A.B. de C.V.
10.000% due 08/27/2016		1,400	1,417

Cemex S.A.B. de C.V.
4.999% due 10/15/2018		7,000	7,287
5.247% due 09/30/2015		1,535	1,593
6.500% due 12/10/2019		2,200	2,278
7.250% due 01/15/2021		1,780	1,847
9.500% due 06/15/2018		7,400	8,436
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		400	60
Credito Real S.A.B. de C.V.
10.250% due 04/14/2015		1,660	1,776
Empresas ICA S.A.B. de C.V.
8.375% due 07/24/2017		1,000	992
Grupo Bimbo S.A.B. de C.V.
4.500% due 01/25/2022		2,500	2,482
Grupo Cementos de Chihuahua S.A.B. de C.V.
8.125% due 02/08/2020		2,805	2,952
Grupo KUO S.A.B. de C.V.
6.250% due 12/04/2022		2,050	2,055
Grupo Posadas S.A.B. de C.V.
7.875% due 11/30/2017		1,400	1,400
Hipotecaria Su Casita S.A. de C.V.
5.790% due 06/28/2018 ^	MXN	17,999	68
Petroleos Mexicanos
8.000% due 05/03/2019		$700	851

			54,525

Total Mexico (Cost $57,632)			54,525

NETHERLANDS 2.2%
CORPORATE BONDS & NOTES 2.2%
Hyva Global BV
8.625% due 03/24/2016		$600	609
Indo Energy Finance BV
7.000% due 05/07/2018		1,610	1,634
Marfrig Holding Europe BV
9.875% due 07/24/2017		4,590	4,556
VimpelCom Holdings BV
6.255% due 03/01/2017		4,680	5,013
7.504% due 03/01/2022		15,720	16,461

Total Netherlands (Cost $28,154)			28,273

PANAMA 0.1%
CORPORATE BONDS & NOTES 0.1%
ENA Norte Trust
4.950% due 04/25/2028		$1,331	1,292

Total Panama (Cost $1,331)			1,292

PARAGUAY 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Continental SAECA
8.875% due 10/15/2017		$3,400	3,634

Total Paraguay (Cost $3,501)			3,634

PERU 2.8%
CORPORATE BONDS & NOTES 2.8%
Banco de Credito del Peru
4.250% due 04/01/2023		$19,469	18,081
5.375% due 09/16/2020		4,850	5,093
BBVA Banco Continental S.A.
5.000% due 08/26/2022		2,900	2,907
Corp. Lindley S.A.
4.625% due 04/12/2023		6,560	6,068
Volcan Cia Minera S.A.A.
5.375% due 02/02/2022		5,370	4,954

Total Peru (Cost $38,241)			37,103

PHILIPPINES 0.1%
CORPORATE BONDS & NOTES 0.1%
Energy Development Corp.
6.500% due 01/20/2021		$1,100	1,152

Total Philippines (Cost $1,108)			1,152

SINGAPORE 0.9%
CORPORATE BONDS & NOTES 0.9%
Alam Synergy Pte Ltd.
6.950% due 03/27/2020		$5,020	4,468
STATS ChipPAC Ltd.
5.375% due 03/31/2016		2,720	2,815
Theta Capital Pte. Ltd.
6.125% due 11/14/2020		1,980	1,849
Yanlord Land Group Ltd.
10.625% due 03/29/2018		1,900	2,104

Total Singapore (Cost $11,952)			11,236

SOUTH KOREA 1.4%
CORPORATE BONDS & NOTES 1.4%
Korea Exchange Bank
4.625% due 10/24/2023		$6,500	6,461
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		2,110	2,099
4.750% due 07/13/2021		700	738
SK Broadband Co. Ltd.
2.875% due 10/29/2018		8,000	7,882
Woori Bank Co. Ltd.
5.875% due 04/13/2021		700	769

Total South Korea (Cost $18,002)			17,949

SWEDEN 2.2%
CORPORATE BONDS & NOTES 2.2%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	1,500	2,360
Eileme AB
11.625% due 01/31/2020		$9,440	11,411
11.750% due 01/31/2020	EUR	7,200	11,985
PKO Finance AB
4.630% due 09/26/2022		$3,160	3,158

Total Sweden (Cost $27,728)			28,914

THAILAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Bangkok Bank PCL
3.875% due 09/27/2022		$200	187
5.000% due 10/03/2023		14,100	14,002
Thai Oil PCL
3.625% due 01/23/2023		3,400	3,035

Total Thailand (Cost $17,503)			17,224

TURKEY 1.5%
CORPORATE BONDS & NOTES 1.5%
Arcelik A/S
5.000% due 04/03/2023		$14,900	12,933
KOC Holding A/S
3.500% due 04/24/2020		8,210	7,071

Total Turkey (Cost $22,242)			20,004

UNITED ARAB EMIRATES 2.1%
CORPORATE BONDS & NOTES 2.1%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$7,190	7,873
DP World Ltd.
6.850% due 07/02/2037		10,000	9,875
Emirates Airline
5.125% due 06/08/2016		9,455	9,963

Total United Arab Emirates (Cost $28,147)			27,711

UNITED KINGDOM 4.2%
CORPORATE BONDS & NOTES 4.2%
Afren PLC
6.625% due 12/09/2020	$2,000	2,010
10.250% due 04/08/2019	700	812
11.500% due 02/01/2016	19,630	22,574
Fresnillo PLC
5.500% due 11/13/2023	14,940	14,567
Tullow Oil PLC
6.000% due 11/01/2020	6,620	6,752
Vedanta Resources PLC
7.125% due 05/31/2023	1,590	1,461
8.250% due 06/07/2021	3,370	3,397
9.500% due 07/18/2018	3,100	3,457

Total United Kingdom (Cost $54,929)		55,030

UNITED STATES 1.3%
CORPORATE BONDS & NOTES 1.3%
Gerdau Holdings, Inc.
7.000% due 01/20/2020	$3,380	3,701
Southern Copper Corp.
5.250% due 11/08/2042	14,990	12,194
7.500% due 07/27/2035	1,000	1,049

Total United States (Cost $19,342)		16,944

VIRGIN ISLANDS (BRITISH) 1.3%
CORPORATE BONDS & NOTES 1.3%
Arcos Dorados Holdings, Inc.
6.625% due 09/27/2023	$5,000	5,090
Big Will Investments Ltd.
10.875% due 04/29/2016	500	559
FPC Finance Ltd.
6.000% due 06/28/2019	500	521
Gerdau Trade, Inc.
5.750% due 01/30/2021	2,760	2,829
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	5,300	4,309
Wiseyear Holdings Ltd.
5.875% due 04/06/2021	950	993
Yingde Gases Investment Ltd.
8.125% due 04/22/2018	2,960	3,093

Total Virgin Islands (British) (Cost $18,030)		17,394

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%		937

U.S. TREASURY BILLS 0.0%
0.110% due 05/29/2014 - 10/16/2014 (b)(g)	$457	457

Total Short-Term Instruments (Cost $1,394)		1,394

Total Investments in Securities (Cost $1,233,338)		1,213,463

	SHARES
INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio	7,979,321	79,833

Total Short-Term Instruments (Cost $79,837)		79,833

Total Investments in Affiliates (Cost $79,837)		79,833

Total Investments 98.2% (Cost $1,313,175)		$1,293,296
Financial Derivative Instruments (e)(f) 0.1% (Cost or Premiums, net $783)		1,108
Other Assets and Liabilities, net 1.7%		23,127

Net Assets 100.0%		$1,317,531

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$937	Freddie Mac 2.080% due 10/17/2022	$(960)	$937	$937

Total Repurchase Agreements						$(960)	$937	$937

(1)	Includes accrued interest.

As of December 31, 2013 there were no open reverse repurchase agreements or sale-buyback transaction. The average amount of borrowing outstanding during the period ended December 31, 2013 was $4,099,244 at a weighted average interest rate of (0.988).

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	9	$17	$3	$0
U.S. Treasury 10-Year Note March Futures	Long	03/2014	203	(543)	0	(35)

Total Futures Contracts				$(526)	$3	$(35)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.800%	07/15/2014	$15,600	$(83)	$(28)	$0	$(0)
Pay	3-Month USD-LIBOR	0.750%	06/19/2017	15,400	(177)	(132)	0	(14)
Pay	3-Month USD-LIBOR	1.000%	06/19/2018	2,600	(63)	(59)	0	(4)
Pay	3-Month USD-LIBOR	1.250%	09/05/2018	51,200	(781)	(607)	0	(94)
Pay	3-Month USD-LIBOR	1.400%	09/05/2018	2,600	(20)	(13)	0	(5)
Pay	3-Month USD-LIBOR	1.450%	09/05/2018	24,200	(132)	(9)	0	(44)
Pay	3-Month USD-LIBOR	1.650%	09/05/2018	5,250	23	36	0	(10)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	5,200	447	362	27	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	4,000	870	116	46	0

Total Swap Agreements					$84	$(334)	$73	$(171)

Cash of $2,117 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	27,052		$37,224	$8	$0
BPS	01/2014		$37,197	EUR	27,052	19	0
	02/2014	EUR	27,052		$37,196	0	(19)
DUB	02/2014		4,032		5,514	0	(33)
HUS	02/2014		1,554		2,134	0	(4)
UAG	02/2014		1,796		2,477	6	0

Total Forward Foreign Currency Contracts						$33	$(56)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$7,860	$189	$323

Total Purchased Options						$189	$323

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	$6,350	$(43)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014	3,100	(31)	(2)

							$(74)	$(2)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC USD versus JPY	JPY	95.000	11/20/2014	$7,860	$(192)	$(91)

Total Written Options						$(266)	$(93)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Petrobras International Finance Co.	(1.000%	)	12/20/2018	2.631%	$2,100	$162	$(6)	$156	$0
CBK	Turkey Government International Bond	(1.000%	)	09/20/2018	2.315%	9,700	619	(64)	555	0
DUB	Turkey Government International Bond	(1.000%	)	09/20/2018	2.315%	2,900	198	(32)	166	0
GST	Turkey Government International Bond	(1.000%	)	12/20/2018	2.374%	8,000	404	97	501	0

							$1,383	$(5)	$1,378	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	03/20/2015	0.607%	$600	$3	$0	$3	$0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.913%	2,000	(8)	10	2	0
CBK	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	1.217%	5,900	(39)	16	0	(23)
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	03/20/2014	0.990%	12,400	(70)	75	5	0
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	06/20/2014	0.990%	8,300	(35)	39	4	0
DUB	Brazil Government International Bond	1.000%	09/20/2018	1.792%	7,500	(244)	(19)	0	(263)
GST	Brazil Government International Bond	1.000%	03/20/2015	0.607%	100	0	0	0	0
HUS	Brazil Government International Bond	1.000%	03/20/2015	0.607%	1,800	8	1	9	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.554%	200	(7)	5	0	(2)
MYC	Brazil Government International Bond	1.000%	03/20/2015	0.607%	1,600	7	2	9	0
	Brazil Government International Bond	1.000%	09/20/2018	1.792%	2,000	(59)	(11)	0	(70)
	Petrobras International Finance Co.	1.000%	09/20/2015	1.554%	2,300	(79)	58	0	(21)

						$(523)	$176	$32	$(379)

Total Swap Agreements						$860	$171	$1,410	$(379)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Securities with an aggregate market value of $457 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Austria
Corporate Bonds & Notes	$0	$27,719	$0	$27,719
Barbados
Corporate Bonds & Notes	0	1,191	0	1,191
Bermuda
Corporate Bonds & Notes	0	51,001	0	51,001
Brazil
Corporate Bonds & Notes	0	160,282	0	160,282
Sovereign Issues	0	3,197	0	3,197
Bulgaria
Corporate Bonds & Notes	0	5,515	0	5,515
Canada
Corporate Bonds & Notes	0	11,106	0	11,106
Cayman Islands
Corporate Bonds & Notes	0	115,543	2,938	118,481
Chile
Corporate Bonds & Notes	0	41,181	0	41,181
China
Corporate Bonds & Notes	0	13,780	0	13,780
Colombia
Corporate Bonds & Notes	0	34,695	0	34,695
Croatia
Corporate Bonds & Notes	0	1,704	0	1,704
Czech Republic
Corporate Bonds & Notes	0	10,078	0	10,078
Dominican Republic
Corporate Bonds & Notes	0	11,667	0	11,667
Germany
Corporate Bonds & Notes	0	2,059	0	2,059
Guatemala
Corporate Bonds & Notes	0	7,122	0	7,122
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	3,715	3,715
Hong Kong
Corporate Bonds & Notes	0	18,906	0	18,906
India
Corporate Bonds & Notes	0	34,465	0	34,465
Indonesia
Corporate Bonds & Notes	0	2,724	0	2,724
Ireland
Corporate Bonds & Notes	0	128,665	0	128,665
Jersey, Channel Islands
Corporate Bonds & Notes	0	22,939	0	22,939
Kazakhstan
Corporate Bonds & Notes	0	24,598	0	24,598
Luxembourg
Corporate Bonds & Notes	0	136,894	0	136,894
Corporate Bonds & Notes	0	54,457	68	54,525
Netherlands
Corporate Bonds & Notes	0	28,273	0	28,273
Panama
Corporate Bonds & Notes	0	1,292	0	1,292
Paraguay
Corporate Bonds & Notes	0	3,634	0	3,634
Peru
Corporate Bonds & Notes	0	37,103	0	37,103
Philippines
Corporate Bonds & Notes	0	1,152	0	1,152
Singapore
Corporate Bonds & Notes	0	11,236	0	11,236
South Korea
Corporate Bonds & Notes	0	17,949	0	17,949
Sweden
Corporate Bonds & Notes	0	28,914	0	28,914
Thailand
Corporate Bonds & Notes	0	17,224	0	17,224
Turkey
Corporate Bonds & Notes	0	20,004	0	20,004
United Arab Emirates
Corporate Bonds & Notes	0	27,711	0	27,711
United Kingdom
Corporate Bonds & Notes	0	55,030	0	55,030
United States
Corporate Bonds & Notes	0	16,944	0	16,944
Virgin Islands (British)
Corporate Bonds & Notes	0	17,394	0	17,394
Short-Term Instruments
Repurchase Agreements	0	937	0	937
U.S. Treasury Bills	0	457	0	457
	$0	$1,206,742	$6,721	$1,213,463

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	79,833	0	0	79,833

Total Investments	$79,833	$1,206,742	$6,721	$1,293,296

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	73	0	76
Over the counter	0	1,766	0	1,766
	$3	$1,839	$0	$1,842

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(35)	(171)	0	(206)
Over the counter	0	(528)	0	(528)
	$(35)	$(699)	$0	$(734)

Totals	$79,801	$1,207,882	$6,721	$1,294,404

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$2,398	$1,055	$(429)	$58	$62	$(206)	$0	$0	$2,938	$(119)
Guernsey, Channel Islands
Corporate Bonds & Notes	4,676	198	(942)	(4)	53	(266)	0	0	3,715	(211)
Mexico
Corporate Bonds & Notes	0	0	0	0	0	0	68	0	68	0
United States
Corporate Bonds & Notes	180	0	(176)	0	5	(9)	0	0	0	0

	$7,254	$1,253	$(1,547)	$54	$120	$(481)	$68	$0	$6,721	$(330)

Financial Derivative Instruments - Liabilities
Over the counter	(822)	5,050	0	0	(4,697)	469	0	0	0	0

Totals	$6,432	$6,303	$(1,547)	$54	$(4,577)	$(12)	$68	$0	$6,721	$(330)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$2,938	Benchmark Pricing	Base Price	47.50 - 88.50
Guernsey, Channel Islands
	3,715	Third Party Vendor	Broker Quote	101.50
Mexico
	68	Benchmark Pricing	Base Price	4.96
United States

Total	$6,721

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.4%
BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		$2,500	$2,539
Qtel International Finance Ltd.
3.375% due 10/14/2016		500	525
6.500% due 06/10/2014		10,100	10,340

Total Bermuda (Cost $13,332)			13,404

BRAZIL 11.0%
CORPORATE BONDS & NOTES 5.7%
Banco Bradesco S.A.
2.338% due 05/16/2014		$44,275	44,320
Banco do Brasil S.A.
2.899% due 07/02/2014		20,800	20,948
4.500% due 01/22/2015		43,760	44,963
4.500% due 01/20/2016	EUR	19,100	27,396
Banco Santander Brasil S.A.
2.343% due 03/18/2014		$49,000	49,006
4.250% due 01/14/2016		7,500	7,772
4.500% due 04/06/2015		8,575	8,853
Banco Votorantim Ltd.
3.247% due 03/28/2014		8,000	7,999
Banco Votorantim S.A.
5.250% due 02/11/2016		3,800	3,943
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		18,590	20,449
CSN Islands Corp.
10.000% due 01/15/2015		6,050	6,550
JBS S.A.
10.500% due 08/04/2016		900	1,017
Petrobras Global Finance BV
1.857% due 05/20/2016		16,300	16,300
2.000% due 05/20/2016		9,000	9,015
2.384% due 01/15/2019		22,500	22,106
Petrobras International Finance Co.
2.875% due 02/06/2015		55,250	56,217
3.875% due 01/27/2016		13,170	13,623

			360,477

SOVEREIGN ISSUES 5.3%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		200	203
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2014	BRL	307,500	130,308
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014		104,221	44,175
10.000% due 01/01/2017		375,629	150,907
10.000% due 01/01/2021		7,120	2,631
10.000% due 01/01/2023		11,142	4,001
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 05/15/2017		1,900	1,911

			334,136

Total Brazil (Cost $748,290)			694,613

CAYMAN ISLANDS 0.9%
ASSET-BACKED SECURITIES 0.1%
Ballyrock CLO Ltd.
0.458% due 08/28/2019		$173	173
Dryden Leveraged Loan CDO
0.482% due 10/20/2020		4,180	4,141

Hyundai Capital Auto Funding Ltd.
1.165% due 09/20/2016		1,879	1,866

			6,180

CORPORATE BONDS & NOTES 0.8%
Baidu, Inc.
2.250% due 11/28/2017		200	199
IPIC GMTN Ltd.
3.125% due 11/15/2015 (c)		6,850	7,116
QNB Finance Ltd.
3.125% due 11/16/2015		43,855	45,335

			52,650

Total Cayman Islands (Cost $58,286)			58,830

CHILE 1.0%
CORPORATE BONDS & NOTES 1.0%
Banco Santander Chile
1.842% due 01/19/2016		$4,600	4,579
2.239% due 02/14/2014		28,000	27,985
3.750% due 09/22/2015		27,300	28,294
Enersis S.A.
7.375% due 01/15/2014		550	551
Telefonica Moviles Chile S.A.
2.875% due 11/09/2015		1,000	1,023

Total Chile (Cost $62,400)			62,432

CHINA 0.6%
SOVEREIGN ISSUES 0.6%
China Development Bank Corp.
2.950% due 08/02/2015	CNY	34,000	5,577
Export-Import Bank of China
3.350% due 06/18/2017		92,000	15,197
4.875% due 07/21/2015		$7,699	8,161
5.250% due 07/29/2014		8,512	8,726

Total China (Cost $37,417)			37,661

COLOMBIA 1.6%
SOVEREIGN ISSUES 1.6%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	60,000	35
Colombia Government International Bond
7.750% due 04/14/2021		164,000	94
8.250% due 12/22/2014		$11,380	12,140
12.000% due 10/22/2015	COP	121,956,000	71,452
Colombian TES
5.000% due 11/21/2018		8,935,000	4,459
7.000% due 05/04/2022		1,637,000	861
7.250% due 06/15/2016		19,860,000	10,845

Total Colombia (Cost $104,031)			99,886

CZECH REPUBLIC 0.0%
CORPORATE BONDS & NOTES 0.0%
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015		$100	104

Total Czech Republic (Cost $103)			104

EGYPT 0.0%
CORPORATE BONDS & NOTES 0.0%
Nile Finance Ltd.
5.250% due 08/05/2015		$500	505

Total Egypt (Cost $502)			505

FRANCE 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Agricole Home Loan SFH
0.992% due 07/21/2014		$10,000	10,032

Total France (Cost $10,028)			10,032

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015		$900	924
CNOOC Finance Ltd.
1.125% due 05/09/2016		8,200	8,174
CNPC General Capital Ltd.
1.450% due 04/16/2016		10,000	9,910

Total Hong Kong (Cost $19,096)			19,008

INDIA 1.3%
CORPORATE BONDS & NOTES 1.3%
Export-Import Bank of India
4.000% due 08/07/2017		$200	202
4.375% due 02/02/2015		13,041	13,348
4.400% due 04/21/2015		11,393	11,723
ICICI Bank Ltd.
1.988% due 02/24/2014		5,700	5,702
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		40,615	41,678
State Bank of India
4.500% due 07/27/2015		7,600	7,825

Total India (Cost $80,306)			80,478

INDONESIA 4.0%
SOVEREIGN ISSUES 4.0%
Indonesia Government International Bond
6.750% due 03/10/2014		$107,551	108,788
6.875% due 03/09/2017		25,110	27,967
7.250% due 04/20/2015		36,575	39,254
7.500% due 01/15/2016		2,250	2,483
10.375% due 05/04/2014		74,723	77,170

Total Indonesia (Cost $255,374)			255,662

IRELAND 2.6%
ASSET-BACKED SECURITIES 0.0%
Avoca CLO PLC
0.591% due 09/15/2021	EUR	798	1,081
Dryden Leveraged Loan CDO
0.600% due 01/25/2022		843	1,144

			2,225

CORPORATE BONDS & NOTES 2.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$160,290	161,559
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		200	213
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		400	428

			162,200

Total Ireland (Cost $164,028)			164,425

KAZAKHSTAN 1.5%
CORPORATE BONDS & NOTES 1.5%
KazMunayGas National Co. JSC
11.750% due 01/23/2015		$66,800	73,480
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		23,844	24,370

Total Kazakhstan (Cost $97,376)			97,850

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.750% due 01/15/2015		$4,672	4,959

Total Lithuania (Cost $4,934)			4,959

LUXEMBOURG 4.8%
CORPORATE BONDS & NOTES 4.8%
ALROSA Finance S.A.
8.875% due 11/17/2014		$2,000	2,125
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		9,500	10,127
5.364% due 10/31/2014	EUR	1,200	1,707
5.875% due 06/01/2015		7,100	10,402
8.125% due 07/31/2014		$53,003	55,267
Rosneft Finance S.A.
6.250% due 02/02/2015		12,400	13,066
7.500% due 07/18/2016		3,000	3,383
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		17,575	17,604
8.700% due 03/17/2016	RUB	8,000	243
9.000% due 06/11/2014		$55,239	57,117
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		109,500	116,070
7.000% due 01/31/2016	RUB	8,000	243
Severstal OAO Via Steel Capital S.A.
9.250% due 04/19/2014		$12,600	12,921
VTB Bank OJSC Via VTB Capital S.A.
6.465% due 03/04/2015		7,000	7,367

Total Luxembourg (Cost $304,578)			307,642

MALAYSIA 0.3%
CORPORATE BONDS & NOTES 0.2%
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		$10,750	11,744

SOVEREIGN ISSUES 0.1%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		8,600	8,983

Total Malaysia (Cost $20,652)			20,727

MEXICO 2.9%
CORPORATE BONDS & NOTES 1.9%
America Movil S.A.B. de C.V.
1.244% due 09/12/2016		$23,000	23,254
3.625% due 03/30/2015		100	104
5.750% due 01/15/2015		2,150	2,256
6.450% due 12/05/2022	MXN	254,400	18,053
9.000% due 01/15/2016		100,700	8,337
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$700	735
BBVA Bancomer S.A.
4.500% due 03/10/2016		800	852
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		1,400	210
Petroleos Mexicanos
4.875% due 03/15/2015		37,321	39,262
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		5,679	5,925
8.750% due 01/31/2016	MXN	285,300	23,645
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.788% due 12/09/2014 ^		39,100	449

			123,082

SOVEREIGN ISSUES 1.0%
Mexico Government International Bond
5.625% due 01/15/2017		$15,400	17,248
5.875% due 01/15/2014		8,833	8,853
5.875% due 02/17/2014		4,568	4,594
6.000% due 06/18/2015	MXN	24,420	1,935
6.625% due 03/03/2015		$2,450	2,615
8.000% due 06/11/2020	MXN	160,900	13,830
10.000% due 12/05/2024		137,500	13,474

11.375% due 09/15/2016		$140	180

			62,729

Total Mexico (Cost $193,408)			185,811

NETHERLANDS 3.9%
ASSET-BACKED SECURITIES 0.0%
Harbourmaster CLO BV
0.537% due 06/15/2020	EUR	101	138

CORPORATE BONDS & NOTES 3.9%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$49,400	50,141
10.500% due 03/25/2014		126,220	129,344
Lukoil International Finance BV
6.375% due 11/05/2014		7,800	8,155
SABIC Capital BV
3.000% due 11/02/2015		5,370	5,549
VimpelCom Holdings BV
4.247% due 06/29/2014		32,500	32,630
Volkswagen International Finance NV
0.857% due 04/01/2014		18,200	18,221
Waha Aerospace BV
3.925% due 07/28/2020		364	383

			244,423

Total Netherlands (Cost $243,619)			244,561

PANAMA 0.4%
SOVEREIGN ISSUES 0.4%
Panama Government International Bond
7.250% due 03/15/2015		$21,784	23,472

Total Panama (Cost $23,317)			23,472

PERU 1.3%
SOVEREIGN ISSUES 1.3%
Peru Government International Bond
8.375% due 05/03/2016		$13,196	15,327
9.875% due 02/06/2015		13,480	14,781
9.910% due 05/05/2015	PEN	142,860	55,260

Total Peru (Cost $89,242)			85,368

POLAND 0.8%
SOVEREIGN ISSUES 0.8%
Poland Government International Bond
2.710% due 01/25/2015	PLN	59,724	19,803
5.000% due 04/25/2016		2,700	933
5.500% due 04/25/2015		84,360	28,919

Total Poland (Cost $51,948)			49,655

QATAR 2.4%
CORPORATE BONDS & NOTES 1.5%
Nakilat, Inc.
6.067% due 12/31/2033		$755	796
Qatari Diar Finance Co.
3.500% due 07/21/2015		20,000	20,820
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		65,938	68,246
5.832% due 09/30/2016		3,234	3,444

			93,306

SOVEREIGN ISSUES 0.9%
Qatar Government International Bond
4.000% due 01/20/2015		38,719	40,122

5.150% due 04/09/2014		16,400	16,610

			56,732

Total Qatar (Cost $148,855)			150,038

ROMANIA 1.5%
SOVEREIGN ISSUES 1.5%
Romania Government Bond
5.850% due 07/28/2014	RON	278,400	87,164
11.000% due 03/05/2014		13,500	4,220
Romanian Government International Bond
5.000% due 03/18/2015	EUR	1,000	1,433

Total Romania (Cost $93,270)			92,817

RUSSIA 3.6%
SOVEREIGN ISSUES 3.6%
Russia Government International Bond
3.250% due 04/04/2017		$10,000	10,460
3.625% due 04/29/2015		207,700	214,970
7.600% due 04/14/2021	RUB	3,500	108

Total Russia (Cost $223,037)			225,538

SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
STATS ChipPAC Ltd.
5.375% due 03/31/2016		$1,400	1,449

Total Singapore (Cost $1,444)			1,449

SOUTH AFRICA 2.4%
SOVEREIGN ISSUES 2.4%
South Africa Government International Bond
6.500% due 06/02/2014		$96,277	98,684
7.000% due 02/28/2031	ZAR	21,300	1,696
8.000% due 12/21/2018		291,900	28,799
8.250% due 09/15/2017		230,900	22,967

Total South Africa (Cost $169,207)			152,146

SOUTH KOREA 7.2%
CORPORATE BONDS & NOTES 6.8%
Export-Import Bank of Korea
1.094% due 09/17/2016		$3,900	3,916
1.219% due 05/14/2014		37,900	37,980
1.250% due 11/20/2015		24,000	24,134
2.046% due 03/21/2015		33,000	33,043
5.125% due 03/16/2015		100	105
5.250% due 02/10/2014		4,695	4,718
5.875% due 01/14/2015		23,510	24,738
8.125% due 01/21/2014		45,705	45,893
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		850	905
6.000% due 05/05/2015		600	638
Industrial Bank of Korea
1.375% due 10/05/2015		18,700	18,841
Korea Development Bank
0.528% due 04/03/2014	EUR	1,400	1,927
0.900% due 02/20/2015		$83,300	83,127
0.937% due 08/20/2015		21,900	21,957
1.000% due 01/22/2016		700	695
1.170% due 08/20/2015		1,800	1,803
4.000% due 09/09/2016		1,300	1,386
4.375% due 08/10/2015		5,000	5,271
8.000% due 01/23/2014		54,840	55,072
Korea Electric Power Corp.
3.000% due 10/05/2015		13,760	14,179
5.500% due 07/21/2014		1,600	1,640
Korea Exchange Bank
4.875% due 01/14/2016		1,150	1,230
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		18,650	19,227
6.250% due 06/17/2014		23,630	24,198
KT Corp.
4.875% due 07/15/2015		160	168
5.875% due 06/24/2014		460	470

Shinhan Bank
4.375% due 09/15/2015		900	948
Woori Bank Co. Ltd.
4.750% due 01/20/2016		400	427
7.000% due 02/02/2015		1,000	1,064

			429,700

SOVEREIGN ISSUES 0.4%
Korea Housing Finance Corp.
4.125% due 12/15/2015		20,075	21,210
Republic of Korea
5.750% due 04/16/2014		3,450	3,501

			24,711

Total South Korea (Cost $453,573)			454,411

SPAIN 0.6%
SOVEREIGN ISSUES 0.6%
Autonomous Community of Catalonia
3.875% due 04/07/2015	EUR	1,850	2,593
4.300% due 11/15/2016		200	284
Autonomous Community of Madrid
4.200% due 09/24/2014		8,950	12,581
4.305% due 03/06/2014		9,400	13,010
Autonomous Community of Valencia
3.250% due 07/06/2015		390	543
4.375% due 07/16/2015		690	973
Junta de Castilla y Leon
6.270% due 02/19/2018		1,600	2,466
6.505% due 03/01/2019		1,600	2,526
Xunta de Galicia
5.763% due 04/03/2017		1,000	1,507
6.131% due 04/03/2018		1,500	2,322

Total Spain (Cost $36,112)			38,805

SRI LANKA 0.3%
SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
7.400% due 01/22/2015		$19,150	19,940

Total Sri Lanka (Cost $19,988)			19,940

TURKEY 0.6%
SOVEREIGN ISSUES 0.6%
Turkey Government International Bond
7.000% due 09/26/2016		$700	770
7.250% due 03/15/2015		26,375	27,955
7.500% due 07/14/2017		6,700	7,506

Total Turkey (Cost $36,641)			36,231

UNITED ARAB EMIRATES 0.2%
SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		$11,800	11,964

Total United Arab Emirates (Cost $11,917)			11,964

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Afren PLC
11.500% due 02/01/2016		$5,000	5,750
HBOS PLC
0.942% due 09/06/2017		2,000	1,933

Total United Kingdom (Cost $7,379)			7,683

UNITED STATES 3.8%
ASSET-BACKED SECURITIES 0.1%
AFC Home Equity Loan Trust
0.945% due 02/25/2029		$257	211
Carrington Mortgage Loan Trust
0.265% due 06/25/2037		625	612

0.485% due 10/25/2035	68	68
Citigroup Mortgage Loan Trust, Inc.
0.225% due 07/25/2045	264	203
Credit-Based Asset Servicing and Securitization LLC
0.285% due 07/25/2037	61	38
Educational Funding Co. LLC
0.488% due 10/25/2029	3,766	3,057
GE-WMC Mortgage Securities Trust
0.205% due 08/25/2036	57	22
GSAA Home Equity Trust
0.465% due 05/25/2047	538	383
GSAMP Trust
0.235% due 12/25/2036	146	73
HSI Asset Loan Obligation Trust
0.225% due 12/25/2036	53	21
JPMorgan Mortgage Acquisition Trust
0.275% due 08/25/2036	3,483	1,828
MASTR Asset-Backed Securities Trust
0.215% due 01/25/2037	297	100
Morgan Stanley Mortgage Loan Trust
0.395% due 02/25/2037	423	226
New Century Home Equity Loan Trust
0.345% due 05/25/2036	607	399
Securitized Asset-Backed Receivables LLC Trust
0.225% due 12/25/2036 ^	348	120
0.245% due 11/25/2036 ^	255	110

		7,471

CORPORATE BONDS & NOTES 3.4%
AbbVie, Inc.
1.200% due 11/06/2015	2,570	2,597
Ally Financial, Inc.
3.125% due 01/15/2016	700	717
3.439% due 02/11/2014	8,600	8,653
3.500% due 07/18/2016	2,100	2,172
4.625% due 06/26/2015	32,390	33,791
6.750% due 12/01/2014	300	315
American Express Credit Corp.
0.747% due 07/29/2016	10,000	10,055
American Honda Finance Corp.
0.612% due 05/26/2016	100	100
Anadarko Petroleum Corp.
7.625% due 03/15/2014	12,400	12,565
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015	1,023	1,028
CIT Group, Inc.
5.250% due 04/01/2014	8,700	8,809
Comcast Corp.
5.300% due 01/15/2014	1,184	1,186
Daimler Finance North America LLC
0.922% due 08/01/2016	10,000	10,027
DISH DBS Corp.
7.125% due 02/01/2016	3,900	4,329
Ford Motor Credit Co. LLC
2.750% due 05/15/2015	6,250	6,414
5.625% due 09/15/2015	1,400	1,510
8.000% due 06/01/2014	800	825
General Mills, Inc.
5.200% due 03/17/2015	300	316
General Motors Financial Co., Inc.
2.750% due 05/15/2016	1,900	1,929
Goldman Sachs Group, Inc.
1.239% due 11/21/2014	29,900	30,062
HCA, Inc.
6.500% due 02/15/2016	500	548
7.190% due 11/15/2015	1,000	1,095
7.875% due 02/15/2020	500	538
8.500% due 04/15/2019	800	850
Hyundai Capital America
3.750% due 04/06/2016	3,225	3,379
International Business Machines Corp.
1.950% due 07/22/2016	3,072	3,158
International Lease Finance Corp.
4.875% due 04/01/2015	800	831
5.750% due 05/15/2016	1,100	1,181
6.500% due 09/01/2014	300	311
6.750% due 09/01/2016	2,100	2,352
8.625% due 09/15/2015	100	111
JPMorgan Chase Bank N.A.
0.574% due 06/13/2016	1,000	995
MGM Resorts International
6.625% due 07/15/2015	4,600	4,956
6.875% due 04/01/2016	900	995
7.500% due 06/01/2016	100	113

National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015		2,700	2,717
Pemex Project Funding Master Trust
7.375% due 12/15/2014		6,000	6,351
PepsiCo, Inc.
0.447% due 02/26/2016		2,700	2,703
SABMiller Holdings, Inc.
1.850% due 01/15/2015		6,319	6,396
SLM Corp.
6.250% due 01/25/2016		1,600	1,734
Springleaf Finance Corp.
5.400% due 12/01/2015		500	521
5.750% due 09/15/2016		300	319
SSIF Nevada LP
0.944% due 04/14/2014		11,000	11,020
Verizon Communications, Inc.
0.857% due 03/28/2014		22,500	22,530
Wachovia Bank N.A.
0.622% due 11/03/2014		390	391

			213,495

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
0.365% due 03/25/2046		4,719	3,705
Banc of America Mortgage Trust
2.623% due 07/25/2034		297	298
Countrywide Alternative Loan Trust
4.884% due 10/25/2035 ^		202	169
Countrywide Home Loan Mortgage Pass-Through Trust
2.520% due 04/20/2035		1,621	1,647
5.085% due 02/20/2036 ^		333	293
Credit Suisse First Boston Mortgage Securities Corp.
2.291% due 06/25/2033		1,255	1,236
Morgan Stanley Capital Trust
5.597% due 04/12/2049		1,604	1,627
Structured Adjustable Rate Mortgage Loan Trust
2.453% due 07/25/2034		2,635	2,590

			11,565

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
1.344% due 06/01/2043 - 07/01/2044		434	444
2.029% due 11/01/2035		69	72
5.128% due 11/01/2035		187	201
5.284% due 10/01/2035		129	139
5.287% due 09/01/2035		137	147
5.309% due 08/01/2035		151	162
5.360% due 09/01/2035		36	39
Freddie Mac
0.445% due 09/25/2031		214	199
2.418% due 08/01/2035		24	26
5.000% due 07/01/2025 - 12/01/2041		4,550	4,927

			6,356

Total United States (Cost $239,242)			238,887

VENEZUELA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		$7,095	6,492

Total Venezuela (Cost $6,907)			6,492

SHORT-TERM INSTRUMENTS 19.9%
CERTIFICATES OF DEPOSIT 0.4%
Banco do Brasil S.A.
0.000% due 01/24/2014		$28,700	28,679

COMMERCIAL PAPER 0.0%
Ford Motor Credit Co.
1.021% due 01/06/2014		2,100	2,100

REPURCHASE AGREEMENTS (b) 0.1%			5,721

ITALY TREASURY BILLS 3.1%
0.801% due 03/31/2014	EUR	145,000	199,196

JAPAN TREASURY BILLS 2.3%
0.064% due 02/03/2014 - 02/24/2014 (a)	JPY	15,620,000	148,314

MALAYSIA TREASURY BILLS 1.8%
2.925% due 02/18/2014 - 07/10/2014 (a)	MYR	460,260	139,513

MEXICO TREASURY BILLS 8.1%
3.564% due 01/09/2014 - 06/12/2014 (a)	MXN	6,750,498	514,756

SPAIN TREASURY BILLS 3.1%
0.210% due 02/21/2014	EUR	142,100	195,359

U.S. TREASURY BILLS 0.6%
0.121% due 01/09/2014 - 12/11/2014 (a)(e)		$39,883	39,844

Total Short-Term Instruments (Cost $1,279,065)			1,273,482

Total Investments in Securities (Cost $5,308,904)			5,226,968

	SHARES
INVESTMENTS IN AFFILIATES 18.1%
SHORT-TERM INSTRUMENTS 18.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.1%
PIMCO Short-Term Floating NAV Portfolio		49,377,939	494,026
PIMCO Short-Term Floating NAV Portfolio III		65,483,404	654,114

Total Short-Term Instruments (Cost $1,148,850)			1,148,140

Total Investments in Affiliates (Cost $1,148,850)			1,148,140

Total Investments 100.5% (Cost $6,457,754)			$6,375,108
Financial Derivative Instruments (d) (0.3%) (Cost or Premiums, net $(3,472))			(21,553)
Other Assets and Liabilities, net (0.2%)			(11,031)

Net Assets 100.0%			$6,342,524

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$5,721	Freddie Mac 2.080% due 10/17/2022	$(5,839)	$5,721	$5,721

Total Repurchase Agreements						$(5,839)	$5,721	$5,721

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(0.750%)	12/18/2013	12/17/2015	$(518)	$(518)

Total Reverse Repurchase Agreements					$(518)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $460 at a weighted average interest rate of (0.812%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac	5.000%	01/01/2044	$13,000	$(14,060)	$(14,022)
Freddie Mac	6.000%	01/01/2044	2,000	(2,206)	(2,210)

Total Short Sales				$(16,266)	$(16,232)

(c)	Securities with an aggregate market value of $519 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	51,318		$70,614	$15	$0
	01/2014	HKD	183,474		23,664	3	0
	01/2014	INR	10,836,154		174,217	0	(559)
	01/2014	MYR	30,338		9,500	244	0
	01/2014	RUB	65,938		2,000	0	(2)
	01/2014	THB	5,695,249		177,007	3,789	0
	01/2014	TWD	6,297,757		212,743	1,515	0
	01/2014		$4,472	INR	281,736	72	0
	04/2014	PHP	177,520		$4,000	0	(24)
	04/2014		$23,668	HKD	183,474	0	(4)
	04/2014		170,566	INR	10,836,154	620	0
	04/2014		9,042	MYR	29,839	13	0
	04/2014		4,109	PHP	181,741	11	0
	04/2014		164,501	THB	5,324,890	0	(3,244)
	04/2014		213,982	TWD	6,297,757	0	(2,281)
BPS	01/2014	COP	25,453,379		$13,323	137	0
	01/2014	HKD	193,154		24,914	5	0
	01/2014	MYR	23,100		7,151	103	0
	01/2014		$42,618	COP	82,145,303	0	(64)
	01/2014		70,562	EUR	51,318	36	0
	02/2014	EUR	196,318		$266,329	0	(3,741)
	02/2014	MXN	98,772		7,612	67	0
	03/2014	COP	82,145,303		42,452	46	0
	03/2014	EUR	145,000		195,779	0	(3,693)
	03/2014	MXN	304,150		23,312	177	(22)
	03/2014		$264,515	MXN	3,454,264	0	(1,280)
	04/2014	MXN	289,251		$22,142	154	0
	04/2014	MYR	72,793		22,405	315	0
	04/2014		$24,917	HKD	193,154	0	(5)
BRC	01/2014	BRL	28,020		$11,961	84	0
	01/2014	INR	2,463,654		38,700	0	(1,036)
	01/2014	MYR	16,093		5,029	119	0
	01/2014	PLN	32,199		10,684	45	0
	01/2014	THB	444,903		13,909	377	0
	01/2014		$12,005	BRL	28,020	0	(128)
	01/2014		274,771	CNY	1,693,000	4,104	0
	01/2014		123,389	CZK	2,356,422	0	(4,701)
	01/2014		128,996	HKD	1,000,000	0	(34)
	01/2014		3,370	IDR	39,294,580	0	(152)
	01/2014		28,475	INR	1,844,339	1,272	0
	01/2014		4,708	KRW	5,023,487	56	0
	01/2014		61,588	PHP	2,686,759	0	(942)
	01/2014		102,416	PLN	319,922	3,295	0
	01/2014		678	TWD	20,078	0	(4)
	01/2014		11,292	ZAR	113,765	0	(465)
	02/2014	BRL	95		$40	0	0
	02/2014	EUR	3,631		5,000	5	0
	02/2014	JPY	1,059,300		10,288	227	0
	02/2014		$30,433	IDR	376,456,210	74	0
	02/2014		127,809	SGD	159,699	0	(1,259)
	03/2014	GBP	14,442		$23,630	0	(274)
	03/2014	ILS	15,723		4,521	0	(3)
	03/2014		$13,082	MXN	170,038	0	(124)
	04/2014	CNY	24,498		$4,000	0	(9)
	04/2014	HKD	3,187		411	0	0
	04/2014	KRW	5,277,500		5,000	10	0
	04/2014	MYR	16,817		5,091	14	(26)
	04/2014	TWD	119,520		4,000	0	(18)
	04/2014		$18,978	INR	1,213,315	190	0
	04/2014		13,973	THB	464,602	97	0
CBK	01/2014	BRL	395		$169	1	0
	01/2014	MXN	1,670,553		126,099	0	(1,787)
	01/2014	PLN	6,101		2,000	0	(16)
	01/2014	RUB	677,090		20,549	0	(5)
	01/2014		$169	BRL	395	0	(1)
	01/2014		27,493	HKD	213,167	0	(2)
	01/2014		97,632	INR	6,271,835	3,526	0
	01/2014		46,847	MYR	149,676	0	(1,181)
	01/2014		8,385	RON	27,698	128	0
	01/2014		148,342	RUB	4,798,869	0	(2,668)
	02/2014	JPY	15,620,000		$159,381	11,032	0
	02/2014	SGD	12,687		10,000	0	(54)
	02/2014		$673	SGD	837	0	(10)
	06/2014	MXN	44,048		$3,355	24	0
	09/2015		$2,000	CNY	11,918	0	(62)
DUB	01/2014	BRL	41,483		$17,976	393	0
	01/2014	HUF	1,954,501		9,041	10	0
	01/2014	MYR	6,470		2,000	26	0
	01/2014	PHP	2,300,811		51,784	30	(180)
	01/2014	PLN	32,759		10,843	19	0
	01/2014	RON	21,400		6,576	0	(1)
	01/2014	RUB	6,448,950		195,039	0	(725)
	01/2014	THB	704,471		22,156	730	0
	01/2014		$17,708	BRL	41,483	0	(125)
	01/2014		50,077	CNY	307,821	628	0
	01/2014		4,941	CZK	94,542	0	(179)
	01/2014		26,274	IDR	308,456,680	0	(1,017)
	01/2014		126,762	INR	8,153,350	4,743	0
	01/2014		11,289	KRW	12,045,576	135	0
	01/2014		731	MYR	2,333	0	(19)
	01/2014		188,900	PLN	576,013	1,430	0
	01/2014		150,308	RUB	4,873,892	0	(2,356)
	01/2014		1,993	TRY	4,116	0	(82)
	01/2014		111,768	ZAR	1,135,857	0	(3,674)
	01/2014	ZAR	104,552		$10,057	107	0
	02/2014	BRL	5,924		2,500	9	0
	02/2014	SGD	14,502		11,480	0	(12)
	02/2014		$20,859	BRL	49,538	3	(33)
	02/2014		27,210	SGD	33,961	0	(299)
	03/2014	MXN	251,273		$19,155	31	(23)
	03/2014	MYR	141,756		43,311	224	0
	03/2014		$3,960	IDR	48,069,538	0	(87)
	03/2014		81,454	ILS	287,272	1,196	0
	03/2014		86,019	MXN	1,112,130	0	(1,268)
	04/2014	CNY	71,829		$11,755	2	0
	04/2014	HKD	109,914		14,176	0	0
	04/2014	MXN	1,798,774		137,131	350	0
	04/2014	PEN	8,908		3,151	8	(1)
	04/2014	TRY	4,116		1,956	83	0
	04/2014		$15,903	KRW	16,828,555	9	0
	04/2014		50,660	PHP	2,250,303	354	0
	04/2014		191,743	RUB	6,433,179	784	0
	04/2014		12,800	TRY	27,763	0	(165)
	09/2015		10,090	CNY	61,375	0	(107)
	04/2016		5,000		29,900	0	(153)
FBF	01/2014	BRL	315,784		$134,801	951	0
	01/2014	INR	281,383		4,343	0	(195)
	01/2014	PHP	250,560		5,800	144	0
	01/2014		$134,303	BRL	315,784	0	(453)
	01/2014		2,334	IDR	27,788,608	0	(59)
	01/2014		62,402	INR	4,000,000	2,113	0
	01/2014		4,065	KRW	4,333,163	45	0
	01/2014		60,654	MYR	200,000	366	0
	01/2014		56,568	THB	1,812,168	0	(1,452)
	02/2014	BRL	4,716		$1,996	13	0
	02/2014	EUR	6,541		9,001	3	0
	02/2014		$4,593	IDR	55,324,994	0	(110)
	02/2014		9,766	SGD	12,191	0	(106)
GLM	01/2014	BRL	129,055		$55,088	388	(1)
	01/2014	COP	25,414,566		13,370	204	0
	01/2014	PLN	9,339		3,000	0	(86)
	01/2014		$56,331	BRL	129,055	0	(1,630)
	01/2014		2,067	HUF	455,722	39	0
	01/2014		11,626	ZAR	119,281	0	(275)
	02/2014		111,112	SGD	138,837	0	(1,094)
	03/2014		19,743	MXN	255,305	0	(287)
	04/2014	MXN	169,253		$12,973	103	0
	04/2014		$95,077	CLP	51,256,258	1,491	0
	06/2014	MXN	44,048		$3,357	26	0
	01/2015	CNY	2,582		405	0	(16)
HUS	01/2014		118,159		19,310	0	(153)
	01/2014	CZK	16,364		822	0	(2)
	01/2014	HKD	202,499		26,118	3	0
	01/2014		$109,202	HKD	846,669	0	(14)
	01/2014		9,697	IDR	115,399,469	0	(248)
	01/2014		77,172	INR	5,000,000	3,473	0
	01/2014		1,764	KRW	1,883,246	22	0
	01/2014		70,602	RUB	2,322,813	0	(91)
	01/2014		4,604	ZAR	48,364	0	(1)
	01/2014	ZAR	89,798		$8,733	187	0
	02/2014	JPY	1,172,500		11,807	671	0
	02/2014		$196,456	TRY	402,676	0	(10,735)
	03/2014		7,838	IDR	95,118,540	0	(175)
	03/2014		9,220	MXN	119,677	0	(100)
	04/2014		19,294	CNY	118,159	40	0
	04/2014		26,121	HKD	202,499	0	(4)
	01/2015		405	CNY	2,582	16	0
JPM	01/2014	BRL	4,716		$2,000	1	0
	01/2014	HKD	476,991		61,523	10	0
	01/2014	MXN	229,228		17,671	140	0
	01/2014	PLN	47,088		15,600	41	0
	01/2014	RUB	8,571,579		260,301	151	(49)
	01/2014	THB	64,560		2,000	36	0
	01/2014		$2,013	BRL	4,716	0	(14)
	01/2014		77,625	CNY	478,302	1,162	0
	01/2014		159,772	HKD	1,238,594	0	(40)
	01/2014		119,458	INR	7,670,225	4,255	0
	01/2014		59,708	MYR	195,172	32	(193)
	01/2014		7,340	PHP	321,520	0	(82)
	01/2014		67,556	TWD	2,000,000	0	(476)
	01/2014		12,521	ZAR	129,354	0	(211)
	01/2014	ZAR	52,588		$5,000	0	(5)
	02/2014	MXN	13,014		1,008	15	0
	02/2014	SGD	5,076		4,000	0	(22)
	02/2014		$7,298	IDR	87,863,083	0	(177)
	02/2014		8,066	SGD	10,044	0	(107)
	03/2014	MXN	12,893		$989	7	0
	03/2014		$16,542	MXN	214,291	0	(212)
	04/2014	RUB	167,175		$5,000	0	(3)
	04/2014	THB	132,880		4,000	0	(24)
	04/2014	TRY	11,013		5,000	0	(12)
	04/2014		$61,531	HKD	476,991	0	(11)

	04/2014		253,547	RUB	8,471,124	0	(30)
	06/2014	MXN	44,048		$3,357	25	0
MSC	01/2014	BRL	477,412		203,575	1,385	(168)
	01/2014	MXN	1,821,825		139,496	47	(17)
	01/2014	THB	361,655		11,249	249	0
	01/2014	TRY	4,116		2,000	90	0
	01/2014		$203,573	BRL	477,412	0	(1,215)
	01/2014		4,170	KRW	4,446,471	47	0
	02/2014	BRL	36,002		$15,177	40	0
	02/2014		$79,402	BRL	186,944	0	(800)
	02/2014		160,090	SGD	200,000	0	(1,604)
	03/2014	MXN	65,682		$5,000	0	(5)
	03/2014		$106,447	MXN	1,404,312	659	(90)
	04/2014	HKD	54,273		$7,000	0	0
	04/2014	MXN	199,941		15,291	112	0
	04/2014		$1,420	PEN	4,006	0	(6)
RBC	01/2014	MYR	9,684		$3,000	45	0
	03/2014		$23,617	GBP	14,513	404	0
RYL	03/2014		110	MXN	1,436	0	(1)
	04/2014		8,166	CNY	50,000	15	0
SCX	01/2014	CNY	117,144		$19,280	0	(16)
	01/2014	HKD	198,326		25,580	4	0
	01/2014	PHP	889,594		20,602	522	0
	01/2014		$78,845	CNY	485,672	1,156	0
	01/2014		89,372	HKD	692,845	0	(22)
	01/2014		83,317	MYR	273,323	85	(12)
	01/2014		180,561	TWD	5,348,206	0	(1,181)
	02/2014		63,888	SGD	79,822	0	(635)
	04/2014	CNY	73,428		$12,000	0	(15)
	04/2014		$19,222	CNY	117,144	0	(54)
	04/2014		25,584	HKD	198,326	0	(5)
SOG	03/2014		32,830	MXN	430,042	0	(58)
UAG	01/2014	BRL	181,775		$79,436	2,389	0
	01/2014	CNY	3,680,570		602,415	0	(3,857)
	01/2014	COP	31,277,358		16,530	328	0
	01/2014	HKD	3,717,568		479,451	26	0
	01/2014	IDR	48,920,000		4,000	0	(6)
	01/2014	INR	19,769,325		317,967	0	(893)
	01/2014	KRW	35,817,909		33,983	14	0
	01/2014	MYR	734,819		226,896	2,703	0
	01/2014	PHP	80,399		1,817	3	0
	01/2014	THB	2,310,409		71,798	1,528	0
	01/2014	TWD	3,729,864		125,881	780	0
	01/2014		$77,477	BRL	181,775	0	(429)
	01/2014		154,259	CNY	951,077	2,404	0
	01/2014		128,971	HKD	1,000,000	0	(9)
	01/2014		69,343	IDR	794,202,546	0	(4,311)
	01/2014		1,990	INR	129,031	91	0
	01/2014		7,580	KRW	8,085,965	89	0
	01/2014		11,712	PHP	513,086	0	(131)
	01/2014		239,602	RUB	7,898,622	283	(115)
	01/2014		242,385	THB	7,769,079	0	(6,092)
	01/2014		89,790	TWD	2,659,337	0	(595)
	02/2014	CHF	792		$859	0	(29)
	02/2014		$27,972	IDR	310,626,384	0	(2,799)
	02/2014		28,905	SGD	36,023	0	(360)
	03/2014		5,000	MXN	65,166	0	(34)
	04/2014	CNY	92,070		$15,116	51	0
	04/2014	MYR	8,294		2,555	38	0
	04/2014		$601,958	CNY	3,680,570	329	(34)
	04/2014		479,504	HKD	3,717,568	0	(29)
	04/2014		311,220	INR	19,769,325	1,088	0
	04/2014		33,808	KRW	35,817,909	59	0
	04/2014		225,214	MYR	732,846	0	(2,822)
	04/2014		1,820	PHP	80,399	2	0
	04/2014		69,495	THB	2,249,545	0	(1,371)
	04/2014		126,634	TWD	3,729,864	0	(1,254)

Total Forward Foreign Currency Contracts						$76,544	$(90,415)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$34,060	$818	$1,400

Total Purchased Options						$818	$1,400

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014	$494,000	$(588)	$(27)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014	494,000	(2,107)	(3,787)

							$(2,695)	$(3,814)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC USD versus JPY	JPY	95.000	11/20/2014	$34,060	$(831)	$(396)
JPM	Put - OTC USD versus JPY		98.000	03/06/2014	22,900	(157)	(34)
RYL	Put - OTC USD versus MXN	MXN	12.500	03/07/2014	65,200	(585)	(198)

						$(1,573)	$(628)

Total Written Options						$(4,268)	$(4,442)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	03/20/2015	0.607%	$100	$0	$0	$0	$0
BRC	Brazil Government International Bond	1.000%	03/20/2015	0.607%	8,700	39	6	45	0
	Ukraine Government International Bond	5.000%	12/20/2014	7.799%	1,000	(24)	0	0	(24)
CBK	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	03/20/2014	0.990%	2,300	(13)	14	1	0
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	03/20/2015	0.998%	14,600	(380)	386	6	0
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.776%	5,600	11	9	20	0
	Goldman Sachs Group, Inc.	1.000%	06/20/2014	0.181%	3,400	16	(1)	15	0
	Morgan Stanley	1.000%	06/20/2014	0.363%	3,400	14	(3)	11	0
	Pemex Project Funding Master Trust	1.000%	03/20/2016	0.721%	10,000	(160)	225	65	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.913%	3,200	(23)	26	3	0
GST	Ally Financial, Inc.	5.000%	09/20/2014	0.370%	5,000	309	(132)	177	0
	Brazil Government International Bond	1.000%	03/20/2015	0.607%	1,000	4	1	5	0
HUS	Brazil Government International Bond	1.000%	03/20/2015	0.607%	200	1	0	1	0
MYC	Brazil Government International Bond	1.000%	03/20/2015	0.607%	13,200	56	13	69	0
	Export-Import Bank of China	1.000%	09/20/2016	0.450%	1,000	(27)	43	16	0
	Qatar Government International Bond	1.000%	06/20/2016	0.231%	2,000	3	36	39	0

						$(174)	$623	$473	$(24)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.160%	01/02/2015	BRL	233,100	$302	$(2,331)	$0	$(2,029)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		8,100	(6)	(199)	0	(205)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		44,900	6	(1,236)	0	(1,230)
	Pay	1-Year BRL-CDI	13.720%	01/02/2017		18,200	73	1,097	1,170	0
BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016		262,400	680	(558)	122	0
	Pay	1-Year BRL-CDI	8.485%	01/02/2017		8,600	43	(312)	0	(269)
BRC	Receive	1-Year BRL-CDI	10.410%	01/02/2015		221,900	(22)	(147)	0	(169)
	Pay	1-Year BRL-CDI	11.320%	01/04/2016		250,400	(345)	462	117	0
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		11,600	(11)	(119)	0	(130)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		122,900	(102)	(351)	0	(453)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	72,100	(13)	115	102	0
	Pay	28-Day MXN-TIIE	6.000%	02/22/2023		2,400	0	(8)	0	(8)
DUB	Receive	1-Year BRL-CDI	10.410%	01/02/2015	BRL	221,900	4	(173)	0	(169)
	Pay	1-Year BRL-CDI	11.320%	01/04/2016		250,400	(277)	394	117	0
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		49,300	0	(1,215)	0	(1,215)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		51,500	(107)	(471)	0	(578)
	Pay	1-Year BRL-CDI	10.770%	01/02/2017		33,600	0	(310)	0	(310)
GLM	Pay	1-Year BRL-CDI	11.470%	01/02/2017		25,000	(15)	(77)	0	(92)
	Pay	28-Day MXN-TIIE	6.500%	06/05/2023	MXN	83,500	(165)	60	0	(105)
HUS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	168,200	430	(352)	78	0
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		25,000	(51)	(230)	0	(281)
	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2023	ZAR	31,000	(52)	(79)	0	(131)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	350,000	35	682	717	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		159,300	(26)	252	226	0
JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		43,000	(279)	104	0	(175)
MYC	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	12,300	27	(21)	6	0
	Pay	1-Year BRL-CDI	10.920%	01/02/2017		23,700	0	(181)	0	(181)
	Pay	28-Day MXN-TIIE	4.605%	12/29/2015	MXN	4,700,000	0	(19)	0	(19)
SOG	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	10,900	23	(18)	5	0

							$152	$(5,241)	$2,660	$(7,749)

Total Swap Agreements							$(22)	$(4,618)	$3,133	$(7,773)

(e)	Securities with an aggregate market value of $37,726 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$13,404	$0	$13,404
Brazil
Corporate Bonds & Notes	0	339,529	20,948	360,477
Sovereign Issues	0	334,136	0	334,136
Cayman Islands
Asset-Backed Securities	0	4,534	1,646	6,180
Corporate Bonds & Notes	0	52,650	0	52,650
Chile
Corporate Bonds & Notes	0	62,432	0	62,432
China
Sovereign Issues	0	37,661	0	37,661
Colombia
Sovereign Issues	0	99,886	0	99,886
Czech Republic
Corporate Bonds & Notes	0	104	0	104
Egypt
Corporate Bonds & Notes	0	505	0	505
France
Corporate Bonds & Notes	0	10,032	0	10,032
Hong Kong
Corporate Bonds & Notes	0	19,008	0	19,008
India
Corporate Bonds & Notes	0	80,478	0	80,478
Indonesia
Sovereign Issues	0	255,662	0	255,662
Ireland
Asset-Backed Securities	0	2,225	0	2,225
Corporate Bonds & Notes	0	162,200	0	162,200
Kazakhstan
Corporate Bonds & Notes	0	97,850	0	97,850
Lithuania
Sovereign Issues	0	4,959	0	4,959
Luxembourg
Corporate Bonds & Notes	0	307,642	0	307,642
Malaysia
Corporate Bonds & Notes	0	11,744	0	11,744
Sovereign Issues	0	8,983	0	8,983
Mexico
Corporate Bonds & Notes	0	123,082	0	123,082
Sovereign Issues	0	62,729	0	62,729
Netherlands
Asset-Backed Securities	0	138	0	138
Corporate Bonds & Notes	0	244,423	0	244,423
Panama
Sovereign Issues	0	23,472	0	23,472
Peru
Sovereign Issues	0	85,368	0	85,368
Poland
Sovereign Issues	0	49,655	0	49,655
Qatar
Corporate Bonds & Notes	0	93,306	0	93,306
Sovereign Issues	0	56,732	0	56,732
Romania
Sovereign Issues	0	92,817	0	92,817
Russia
Sovereign Issues	0	225,538	0	225,538
Singapore
Corporate Bonds & Notes	0	1,449	0	1,449
South Africa
Sovereign Issues	0	152,146	0	152,146
South Korea
Corporate Bonds & Notes	0	429,700	0	429,700
Sovereign Issues	0	24,711	0	24,711
Spain
Sovereign Issues	0	38,805	0	38,805
Sri Lanka
Sovereign Issues	0	19,940	0	19,940
Turkey
Sovereign Issues	0	36,231	0	36,231
United Arab Emirates
Sovereign Issues	0	11,964	0	11,964
United Kingdom
Corporate Bonds & Notes	0	7,683	0	7,683
United States
Asset-Backed Securities	0	7,471	0	7,471
Corporate Bonds & Notes	0	213,495	0	213,495
Mortgage-Backed Securities	0	11,565	0	11,565
U.S. Government Agencies	0	6,356	0	6,356
Venezuela
Corporate Bonds & Notes	0	6,492	0	6,492
Short-Term Instruments
Certificates of Deposit	0	28,679	0	28,679
Commercial Paper	0	2,100	0	2,100
Repurchase Agreements	0	5,721	0	5,721
Short-Term Notes	0	25,873	0	25,873
Italy Treasury Bills	0	199,196	0	199,196
Japan Treasury Bills	0	148,314	0	148,314
Malaysia Treasury Bills	0	113,640	0	113,640
Mexico Treasury Bills	0	514,756	0	514,756
Spain Treasury Bills	0	195,359	0	195,359
U.S. Treasury Bills	0	39,844	0	39,844
	$0	$5,204,374	$22,594	$5,226,968

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,148,140	$0	$0	$1,148,140

Total Investments	$1,148,140	$5,204,374	$22,594	$6,375,108

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,232)	$0	$(16,232)

Financial Derivative Instruments - Assets
Over the counter	$0	$81,077	$0	$81,077

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(102,630)	$0	$(102,630)

Totals	$1,148,140	$5,166,589	$22,594	$6,337,323

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$21,003	$0	$0	$(131)	$0	$76	$0	$0	$20,948	$76
Cayman Islands
Asset-Backed Securities	4,665	0	(2,846)	9	35	(44)	0	(173)	1,646	(22)
Mexico
Corporate Bonds & Notes	1,958	0	0	26	0	(1,535)	0	(449)	0	0

Totals	$27,626	$0	$(2,846)	$(96)	$35	$(1,503)	$0	$(622)	$22,594	$54

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$20,948	Benchmark Pricing	Base Price	100.75
Cayman Islands
Asset-Backed Securities	1,646	Third Party Vendor	Broker Quote	99.32

Total	$22,594

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Full Spectrum Bond Fund

December 31, 2013 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		$526

Total Short-Term Instruments (Cost $526)		526

Total Investments in Securities (Cost $526)		526

	SHARES
INVESTMENTS IN AFFILIATES 99.8%
UNITED STATES 98.5%
MUTUAL FUNDS (a) 98.5%
PIMCO Emerging Local Bond Fund	18,318,651	170,913
PIMCO Emerging Markets Bond Fund	5,922,511	63,371
PIMCO Emerging Markets Corporate Bond Fund	6,938,510	78,335

Total United States (Cost $326,259)		312,619

SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio	421,063	4,213

Total Short-Term Instruments (Cost $4,213)		4,213

Total Investments in Affiliates (Cost $330,472)		316,832

Total Investments 100.0% (Cost $330,998)		$317,358
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $(12))		10
Other Assets and Liabilities, net 0.0%		(159)

Net Assets 100.0%		$317,209

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$526	Freddie Mac 2.080% due 10/17/2022	$(539)	$526	$526

Total Repurchase Agreements						$(539)	$526	$526

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	South Africa Government International Bond	1.000%	09/20/2014	0.610%	$1,900	$(1)	$7	$6	$0
CBK	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	06/20/2014	0.990%	1,900	(8)	9	1	0
	Turkey Government International Bond	1.000%	09/20/2014	1.216%	1,900	(1)	(1)	0	(2)
FBF	Russia Government International Bond	1.000%	09/20/2015	0.852%	1,800	(2)	7	5	0

						$(12)	$22	$12	$(2)

Total Swap Agreements						$(12)	$22	$12	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$526	$0	$526
	$0	$526	$0	$526

Investments in Affiliates, at Value
United States
Mutual Funds	312,619	0	0	312,619
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,213	0	0	4,213

	$316,832	$0	$0	$316,832

Total Investments	$316,832	$526	$0	$317,358

Financial Derivative Instruments - Assets
Over the counter	$0	$12	$0	$12

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2)	$0	$(2)

Totals	$316,832	$536	$0	$317,368

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.7%
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Georgia-Pacific LLC
7.750% due 11/15/2029	$30	$38

Total Corporate Bonds & Notes (Cost $29)		38

MUNICIPAL BONDS & NOTES 0.3%
NEVADA 0.2%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 06/15/2020	300	327

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	74
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	146

		220

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	74

Total Municipal Bonds & Notes (Cost $605)		621

U.S. GOVERNMENT AGENCIES 9.5%
Fannie Mae
0.000% due 11/15/2030 (d)	400	184
3.765% due 12/01/2025	2,000	2,000
4.000% due 02/25/2019	58	61
5.000% due 08/25/2033	50	57
5.500% due 04/25/2033 - 08/25/2035	92	97
6.000% due 12/25/2034	172	183
Financing Corp.
0.000% due 09/26/2019	200	173
Freddie Mac
0.000% due 03/15/2028 - 07/15/2031	17,709	8,841
0.567% due 01/15/2033	1	1
5.500% due 02/15/2024	51	54
6.000% due 06/15/2035	278	314
Ginnie Mae
5.500% due 10/20/2037	140	154
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	5,100	3,673
5.500% due 09/18/2023 - 12/04/2023	1,000	1,154
NCUA Guaranteed Notes
0.539% due 11/06/2017	846	847
Resolution Funding Corp. Strips
0.000% due 04/15/2028 - 04/15/2029	3,191	1,732
Small Business Administration
5.290% due 12/01/2027	265	288
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,163

Total U.S. Government Agencies (Cost $21,564)		20,976

U.S. TREASURY OBLIGATIONS 92.5%
U.S. Treasury Bonds
2.750% due 11/15/2042 (d)(f)	300	236
3.125% due 11/15/2041 (b)	900	774
3.125% due 02/15/2043 (f)	300	256
4.375% due 05/15/2041 (b)	500	541
U.S. Treasury Notes
2.750% due 11/15/2023 (b)	10,900	10,645
U.S. Treasury Strips
0.000% due 05/15/2033	14,200	6,520
0.000% due 02/15/2036	22,600	9,403
0.000% due 05/15/2036	25,000	10,060
0.000% due 11/15/2039	48,700	16,969
0.000% due 08/15/2040	49,200	16,544
0.000% due 05/15/2041	65,100	21,159

0.000% due 11/15/2041		10,600	3,344
0.000% due 02/15/2042 (b)		149,500	46,558
0.000% due 08/15/2042		106,400	32,288
0.000% due 11/15/2042		93,900	28,126

Total U.S. Treasury Obligations (Cost $231,980)			203,423

MORTGAGE-BACKED SECURITIES 0.9%
Countrywide Home Loan Mortgage Pass-Through Trust
2.726% due 09/25/2047 ^		585	487
Credit Suisse First Boston Mortgage Securities Corp.
2.329% due 07/25/2033		2	2
JPMorgan Mortgage Trust
2.753% due 07/25/2035		274	279
WaMu Mortgage Pass-Through Certificates
0.869% due 01/25/2047		5	4
2.463% due 10/25/2046		12	12
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,100	1,171

Total Mortgage-Backed Securities (Cost $1,811)			1,955

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
2.930% due 07/25/2036		8	8

Total Asset-Backed Securities (Cost $8)			8

SOVEREIGN ISSUES 0.1%
Canada Housing Trust
2.400% due 12/15/2022	CAD	300	267

Total Sovereign Issues (Cost $297)			267

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%
			878

Total Short-Term Instruments (Cost $878)			878

Total Investments in Securities (Cost $257,172)			228,166

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio		626,382	6,267

Total Short-Term Instruments (Cost $6,267)			6,267

Total Investments in Affiliates (Cost $6,267)			6,267

Total Investments 106.6% (Cost $263,439)			$234,433
Financial Derivative Instruments (c)(e) (0.1%) (Cost or Premiums, net $(235))			(305)
Other Assets and Liabilities, net (6.5%)			(14,204)

Net Assets 100.0%			$219,924

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$400	U.S. Treasury Notes 0.500% due 07/31/2017	$(409)	$400	$400
SSB	0.000%	12/31/2013	01/02/2014	478	Freddie Mac 2.080% due 10/17/2022	(489)	478	478

Total Repurchase Agreements						$(898)	$878	$878

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	12/31/2013	01/03/2014	$(6,001)	$(6,002)
	0.160%	12/18/2013	01/14/2014	(552)	(553)
	0.180%	12/20/2013	01/13/2014	(1,878)	(1,879)
	0.190%	12/18/2013	01/09/2014	(1,080)	(1,079)
	0.210%	12/19/2013	01/09/2014	(2,881)	(2,881)
	0.220%	12/23/2013	01/09/2014	(797)	(798)
	0.230%	12/23/2013	01/09/2014	(1,491)	(1,491)

Total Sale-Buyback Transactions					$(14,683)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2013 was $23,237 at a weighted average interest rate of 0.142%.
(3)	Payable for sale-buyback transactions includes $4 of deferred price drop on sale-buyback transactions.

(b)	Securities with an aggregate market value of $14,454 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$ 97.375	03/14/2014	8	$(3)	$(4)

Total Written Options				$(3)	$(4)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	84	$(24)	$0	$(4)

Total Futures Contracts				$(24)	$0	$(4)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.400%	09/05/2023	$3,200	$(158)	$(135)	$0	$(17)

Total Swap Agreements					$(158)	$(135)	$0	$(17)

(d)	Securities with an aggregate market value of $210 and cash of $37 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	03/2014	CAD	128		$120	$0	$0
MSC	01/2014	BRL	1,453		622	6	0
	01/2014		$616	BRL	1,453	0	0
	02/2014		617		1,453	0	(6)

Total Forward Foreign Currency Contracts						$6	$(6)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	$84,800	$(88)	$(156)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014	15,500	(23)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014	15,500	(68)	(119)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	5,100	(22)	0

							$(201)	$(276)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$3,400	$(31)	$(4)

Total Written Options						$(232)	$(280)

(f)	Securities with an aggregate market value of $267 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$38	$0	$38
Municipal Bonds & Notes
Nevada	0	327	0	327
Ohio	0	220	0	220
West Virginia	0	74	0	74
U.S. Government Agencies	0	20,129	847	20,976
U.S. Treasury Obligations	0	203,423	0	203,423
Mortgage-Backed Securities	0	1,955	0	1,955
Asset-Backed Securities	0	8	0	8
Sovereign Issues	0	267	0	267
Short-Term Instruments
Repurchase Agreements	0	878	0	878
	$0	$227,319	$847	$228,166

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,267	0	0	6,267

Total Investments	$6,267	$227,319	$847	$234,433

Financial Derivative Instruments - Assets
Over the counter	0	6	0	6
	$0	$6	$0	$6

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(17)	0	(25)
Over the counter	0	(282)	(4)	(286)

	$(8)	$(299)	$(4)	$(311)

Totals	$6,259	$227,026	$843	$234,128

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
U.S. Government Agencies	$1,016	$0	$(166)	$0	$0	$(3)	$0	$0	$847	$(2)

Financial Derivative Instruments - Liabilities
Over the counter	(6)	0	0	0	0	2	0	0	(4)	3

Totals	$1,010	$0	$(166)	$0	$0	$(1)	$0	$0	$843	$1

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$847	Third Party Vendor	Broker Quote	100.13

Financial Derivative Instruments - Liabilities
Over the counter	(4)	Indicative Market Quotation	Broker Quote	0.11

Total	$843

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Floating Income Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.0%
BANK LOAN OBLIGATIONS 5.2%
AES Corporation
3.750% due 06/01/2018		$2,282	$2,301
Albertson’s, LLC
4.250% due 03/21/2016		2,264	2,282
Alliance Boots Holdings Limited
3.971% due 07/10/2017	GBP	6,300	10,434
Biomet, Inc.
3.665% - 3.746% due 07/25/2017		$7,012	7,076
CCM Merger, Inc.
5.000% due 03/01/2017		823	832
Community Health Systems, Inc.
2.419% due 07/25/2014		175	175
CSC Holdings, Inc.
2.669% due 04/17/2020		5,970	5,920
DaVita, Inc.
4.000% due 11/01/2019		6,336	6,387
4.500% due 10/20/2016		97	98
Dell, Inc.
4.500% due 04/29/2020		15,400	15,458
Endo Health Solutions, Inc.
4.000% due 06/17/2018		130	130
FMG Resources Pty. Ltd.
4.250% due 06/30/2019		4,259	4,324
H.J. Heinz Co.
3.500% due 06/05/2020		12,935	13,050
HCA, Inc.
2.669% due 05/02/2016		7,762	7,769
Hertz Corp.
3.000% due 03/11/2018		6,809	6,816
Hilton Worldwide Finance LLC
4.000% due 10/25/2020		4,220	4,259
Iasis Healthcare LLC
4.500% due 05/03/2018		7,781	7,846
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		6,233	6,295
Novelis, Inc.
3.750% due 03/10/2017		1,940	1,951
NRG Energy, Inc.
2.750% due 07/01/2018		2,990	2,987
Seat Pagine Gialle Italia SpA
5.527% due 06/28/2016 ^	EUR	182	39
Springleaf Financial Funding Co.
4.750% due 09/30/2019		$5,000	5,069
Station Casinos LLC
5.000% due 03/01/2020		7,841	7,940
SunGard Data Systems, Inc.
1.915% due 02/28/2014		50	51
Terex Corp.
3.500% due 04/28/2017		1,101	1,112
TWCC Holding Corp.
3.500% due 02/13/2017		1,950	1,962
UPC Financing Partnership
3.915% due 03/31/2021	EUR	3,115	4,320

Total Bank Loan Obligations (Cost $123,654)			126,883

CORPORATE BONDS & NOTES 65.0%
BANKING & FINANCE 28.2%
Abbey National Treasury Services PLC
1.818% due 04/25/2014		$2,200	2,210
4.125% due 03/03/2014	EUR	100	138
Ally Financial, Inc.
7.500% due 09/15/2020		$2,450	2,863
8.000% due 03/15/2020		800	963
8.300% due 02/12/2015		100	108
American Express Bank FSB
6.000% due 09/13/2017		200	230
American Express Co.
7.250% due 05/20/2014		3,800	3,900
American International Group, Inc.
5.000% due 06/26/2017	EUR	1,250	1,921
5.000% due 04/26/2023	GBP	200	357
5.450% due 05/18/2017		$4,700	5,255
5.600% due 10/18/2016		2,000	2,230

8.250% due 08/15/2018		3,500	4,385
Australia & New Zealand Banking Group Ltd.
5.100% due 01/13/2020		100	112
Aviation Loan Trust
2.356% due 12/15/2022		1,642	1,526
Banco Bradesco S.A.
2.338% due 05/16/2014		15,500	15,516
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		1,800	1,876
Banco del Estado de Chile
4.125% due 10/07/2020		1,400	1,427
Banco do Brasil S.A.
4.500% due 01/22/2015		3,400	3,493
6.000% due 01/22/2020		1,900	2,024
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		500	525
Banco Santander Brasil S.A.
2.343% due 03/18/2014		4,400	4,401
4.250% due 01/14/2016		4,250	4,404
4.625% due 02/13/2017		11,375	11,887
Banco Santander Chile
3.750% due 09/22/2015		3,600	3,731
3.875% due 09/20/2022		4,600	4,355
Bank of America Corp.
5.000% due 05/13/2021		200	219
5.750% due 12/01/2017		11,250	12,810
6.000% due 09/01/2017		6,990	7,985
6.500% due 08/01/2016		285	322
7.625% due 06/01/2019		30	37
Bank of Scotland PLC
7.286% due 05/31/2016 (d)	GBP	100	174
Bankia S.A.
4.375% due 02/14/2017	EUR	400	574
Barclays Bank PLC
5.000% due 09/22/2016		$500	551
7.625% due 11/21/2022		700	747
10.179% due 06/12/2021		5,000	6,636
14.000% due 06/15/2019 (d)	GBP	9,600	21,226
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$1,000	1,003
BBVA Bancomer S.A.
6.500% due 03/10/2021		5,400	5,724
7.250% due 04/22/2020		400	434
Bear Stearns Cos. LLC
6.400% due 10/02/2017		2,450	2,845
BM&FBovespa S.A.
5.500% due 07/16/2020		100	106
BNP Paribas S.A.
7.781% due 07/02/2018 (d)(f)	EUR	12,000	19,264
BPCE S.A.
1.988% due 02/07/2014		$9,700	9,715
12.500% due 09/30/2019 (d)	EUR	2,971	5,385
12.500% due 12/31/2049		$150	197
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		7,900	8,394
Cantor Fitzgerald LP
7.875% due 10/15/2019		500	528
CBA Capital Trust
6.024% due 03/15/2016 (d)		2,700	2,880
CIT Group, Inc.
4.250% due 08/15/2017		16,500	17,242
4.750% due 02/15/2015		300	312
5.000% due 05/15/2017		200	215
Citigroup, Inc.
0.974% due 05/31/2017	EUR	400	538
1.500% due 11/30/2017		1,600	2,169
4.750% due 05/19/2015		$2,312	2,434
6.000% due 08/15/2017		200	228
6.125% due 11/21/2017		9,500	10,956
Credit Agricole S.A.
7.589% due 01/30/2020 (d)	GBP	800	1,404
8.125% due 10/26/2019 (d)		200	364
8.125% due 09/19/2033		$700	775
Credit Suisse
5.500% due 05/01/2014		5,000	5,082
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		200	212
Denali Borrower LLC
5.625% due 10/15/2020		1,200	1,192
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		10,512	10,670
E*TRADE Financial Corp.
6.375% due 11/15/2019		4,000	4,315
Export-Import Bank of India
4.000% due 08/07/2017		1,700	1,722

Export-Import Bank of Korea
3.750% due 10/20/2016		400	426
5.875% due 01/14/2015		400	421
Fiat Finance & Trade S.A.
7.625% due 09/15/2014	EUR	11,900	17,010
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$700	726
Ford Motor Credit Co. LLC
1.489% due 05/09/2016		3,500	3,553
2.500% due 01/15/2016		10,400	10,675
5.625% due 09/15/2015		4,400	4,747
7.000% due 04/15/2015		100	108
8.000% due 06/01/2014		3,500	3,607
8.000% due 12/15/2016		5,200	6,159
8.125% due 01/15/2020		5,500	6,879
8.700% due 10/01/2014		400	424
12.000% due 05/15/2015		200	230
General Electric Capital Corp.
0.436% due 10/06/2015		1,000	999
GMAC International Finance BV
7.500% due 04/21/2015	EUR	8,700	12,821
Goldman Sachs Group, Inc.
0.696% due 03/22/2016		$4,100	4,088
0.744% due 01/12/2015		6,100	6,098
3.700% due 08/01/2015		2,000	2,083
5.250% due 07/27/2021		2,000	2,190
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		1,000	1,110
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	1,900	3,233
HBOS PLC
5.374% due 06/30/2021	EUR	4,700	6,751
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		$4,000	4,348
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		2,861	300
Hospitality Properties Trust
5.000% due 08/15/2022		4,000	4,066
HSBC Finance Corp.
0.669% due 06/01/2016		11,485	11,473
6.676% due 01/15/2021		1,800	2,069
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,700	2,874
ICICI Bank Ltd.
4.750% due 11/25/2016		9,000	9,426
5.500% due 03/25/2015		1,100	1,140
ING Groep NV
5.140% due 03/17/2016 (d)	GBP	200	328
International Lease Finance Corp.
5.750% due 05/15/2016		$14,400	15,462
Intesa Sanpaolo SpA
2.638% due 02/24/2014		26,000	26,077
IPIC GMTN Ltd.
5.000% due 11/15/2020		200	217
JPMorgan Chase & Co.
7.900% due 04/30/2018 (d)		30,900	34,099
JPMorgan Chase Bank N.A.
0.574% due 06/13/2016		3,300	3,285
Korea Exchange Bank
4.875% due 01/14/2016		500	535
Korea Finance Corp.
3.250% due 09/20/2016		400	418
LBG Capital PLC
6.439% due 05/23/2020	EUR	6,000	8,751
7.588% due 05/12/2020	GBP	1,418	2,502
7.625% due 12/09/2019		3,265	5,725
7.625% due 10/14/2020	EUR	800	1,187
7.869% due 08/25/2020	GBP	8,500	15,040
8.875% due 02/07/2020	EUR	200	310
9.125% due 07/15/2020	GBP	500	900
9.334% due 02/07/2020		1,100	1,990
15.000% due 12/21/2019		1,100	2,647
15.000% due 12/21/2019	EUR	2,200	4,555
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$700	951
Merrill Lynch & Co., Inc.
0.704% due 01/15/2015		5,000	5,004
5.450% due 07/15/2014		2,000	2,052
Morgan Stanley
0.724% due 10/15/2015		5,400	5,391
1.838% due 01/24/2014		1,200	1,201
6.625% due 04/01/2018		9,200	10,770
7.300% due 05/13/2019		7,000	8,506
New York Life Insurance Co.
6.750% due 11/15/2039		900	1,098

Oxford Finance LLC
7.250% due 01/15/2018		800	846
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,452	1,343
Phones4u Finance PLC
9.500% due 04/01/2018	GBP	300	528
Piper Jaffray Cos.
4.747% due 11/30/2015		$4,700	4,732
Prudential Covered Trust
2.997% due 09/30/2015		7,310	7,540
Qatari Diar Finance Co.
3.500% due 07/21/2015		300	312
Rabobank Group
4.750% due 01/15/2020		1,400	1,524
11.000% due 06/30/2019 (d)		1,300	1,724
RCI Banque S.A.
2.116% due 04/11/2014		3,200	3,210
3.500% due 04/03/2018		6,900	7,036
4.600% due 04/12/2016		2,100	2,227
Regions Financial Corp.
7.750% due 11/10/2014		12,700	13,402
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		200	215
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		5,080	5,429
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		5,400	5,799
5.717% due 06/16/2021		1,700	1,781
6.125% due 02/07/2022		500	529
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	4,769
5.000% due 08/15/2018		8,600	9,174
SLM Corp.
5.050% due 11/14/2014		400	414
5.375% due 05/15/2014		800	815
6.000% due 01/25/2017		300	326
6.250% due 01/25/2016		200	217
8.000% due 03/25/2020		7,600	8,635
8.450% due 06/15/2018		7,900	9,233
Springleaf Finance Corp.
6.900% due 12/15/2017		2,200	2,416
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		730	755
UOB Cayman Ltd.
5.796% due 03/15/2016 (d)		500	516
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	13,400	22,911
7.000% due 01/15/2018		5,000	8,611
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$7,500	8,016
5.450% due 11/22/2017		1,900	2,040
6.025% due 07/05/2022		3,200	3,280
Wachovia Bank N.A.
0.622% due 11/03/2014		2,728	2,733
Wachovia Corp.
0.513% due 06/15/2017		6,900	6,852
0.614% due 10/15/2016		1,000	995
5.750% due 02/01/2018		200	231
Waha Aerospace BV
3.925% due 07/28/2020		1,890	1,992

			689,566

INDUSTRIALS 26.6%
Agilent Technologies, Inc.
5.500% due 09/14/2015		500	539
Aguila S.A.
7.875% due 01/31/2018		4,000	4,260
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		5,000	5,437
Alliance Data Systems Corp.
5.250% due 12/01/2017		7,750	8,079
ALROSA Finance S.A.
7.750% due 11/03/2020		4,000	4,454
Altria Group, Inc.
9.250% due 08/06/2019		1,945	2,564
9.700% due 11/10/2018		487	640
America Movil S.A.B. de C.V.
5.750% due 01/15/2015		2,800	2,939
American Airlines Pass-Through Trust
5.250% due 07/31/2022		1,481	1,567
7.000% due 07/31/2019		980	1,037
American Airlines, Inc.
7.500% due 03/15/2016 ^		9,400	9,799

American Tower Corp.
4.700% due 03/15/2022		1,400	1,400
7.000% due 10/15/2017		700	807
AmeriGas Partners LP
6.500% due 05/20/2021		1,431	1,535
Anadarko Petroleum Corp.
5.950% due 09/15/2016		1,700	1,895
8.700% due 03/15/2019		1,100	1,393
Anglo American Capital PLC
9.375% due 04/08/2014		4,100	4,191
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		700	604
5.375% due 04/15/2020		400	376
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	500	739
9.250% due 10/15/2020		1,100	1,651
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	900	1,662
Ashland, Inc.
3.000% due 03/15/2016		$2,000	2,050
3.875% due 04/15/2018		4,100	4,172
6.875% due 05/15/2043		300	285
AutoZone, Inc.
7.125% due 08/01/2018		1,100	1,304
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		12,061	12,544
Berry Plastics Corp.
9.750% due 01/15/2021		3,500	4,069
Biomet, Inc.
6.500% due 08/01/2020		100	106
Boston Scientific Corp.
6.000% due 01/15/2020		1,900	2,182
Braskem Finance Ltd.
5.750% due 04/15/2021		2,300	2,265
7.000% due 05/07/2020		1,000	1,072
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		2,000	2,046
Building Materials Corp. of America
6.750% due 05/01/2021		2,800	3,038
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		12,369	13,606
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,200	1,281
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		1,100	1,180
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		1,100	1,114
CGG S.A.
6.500% due 06/01/2021		6,800	7,004
7.750% due 05/15/2017		100	103
9.500% due 05/15/2016		707	748
Columbus International, Inc.
11.500% due 11/20/2014		8,850	9,580
Concho Resources, Inc.
7.000% due 01/15/2021		500	553
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022		2,944	3,128
5.983% due 10/19/2023		430	470
6.000% due 07/12/2020		819	827
7.250% due 05/10/2021		1,157	1,324
9.000% due 01/08/2018		2,408	2,746
Continental Resources, Inc.
7.125% due 04/01/2021		700	797
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		1,200	180
9.250% due 06/30/2020 ^		2,300	345
CPI International, Inc.
8.000% due 02/15/2018		850	892
Crown Castle Towers LLC
6.113% due 01/15/2040		4,800	5,384
CSC Holdings LLC
7.625% due 07/15/2018		800	919
7.875% due 02/15/2018		4,250	4,877
8.625% due 02/15/2019		2,500	2,944
CSN Islands Corp.
6.875% due 09/21/2019		6,650	6,932
10.000% due 01/15/2015		1,300	1,408
CSN Resources S.A.
6.500% due 07/21/2020		6,700	6,809
CVS Pass-Through Trust
5.789% due 01/10/2026		1,380	1,500
6.036% due 12/10/2028		728	801
7.507% due 01/10/2032		99	118
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		400	407

Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		387	417
6.200% due 01/02/2020		379	423
6.718% due 07/02/2024		622	690
7.750% due 06/17/2021		133	153
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		6,400	784
9.500% due 12/11/2019 ^		2,850	349
Deutsche Telekom International Finance BV
4.875% due 07/08/2014		700	715
Devon Energy Corp.
5.625% due 01/15/2014		800	801
Digicel Group Ltd.
10.500% due 04/15/2018		2,900	3,117
Digicel Ltd.
8.250% due 09/01/2017		2,500	2,612
DISH DBS Corp.
7.125% due 02/01/2016		4,800	5,328
7.750% due 05/31/2015		1,300	1,414
7.875% due 09/01/2019		500	574
DJO Finance LLC
7.750% due 04/15/2018		2,200	2,249
Dolphin Energy Ltd.
5.500% due 12/15/2021		1,000	1,095
Eagle Spinco, Inc.
4.625% due 02/15/2021		3,000	2,951
Ecopetrol S.A.
7.625% due 07/23/2019		7,245	8,622
El Paso LLC
7.750% due 01/15/2032		1,000	1,018
8.250% due 02/15/2016		2,400	2,629
Energy Transfer Partners LP
6.125% due 02/15/2017		200	223
8.500% due 04/15/2014		1,443	1,473
9.000% due 04/15/2019		3,407	4,309
Enterprise Products Operating LLC
4.050% due 02/15/2022		2,800	2,838
7.034% due 01/15/2068		600	664
8.375% due 08/01/2066		1,815	2,012
Equinix, Inc.
4.875% due 04/01/2020		5,000	5,000
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	2,100	3,377
FBG Finance Ltd.
5.125% due 06/15/2015		$1,000	1,061
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		13,200	16,147
FMG Resources Pty. Ltd.
7.000% due 11/01/2015		180	187
GenCorp, Inc.
7.125% due 03/15/2021		1,000	1,075
Geo Debt Finance S.C.A.
7.500% due 08/01/2018	EUR	800	1,175
Gerdau Holdings, Inc.
7.000% due 01/20/2020		$10,200	11,169
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,500	5,637
Glencore Funding LLC
6.000% due 04/15/2014		600	609
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		3,250	2,642
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	1,372	2,717
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$2,050	2,314
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	159	229
Harvest Operations Corp.
6.875% due 10/01/2017		$500	550
HCA, Inc.
6.500% due 02/15/2020		15,300	16,849
7.250% due 09/15/2020		750	819
7.875% due 02/15/2020		1,500	1,614
Health Management Associates, Inc.
6.125% due 04/15/2016		50	56
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	636
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		3,300	3,386
Ineos Finance PLC
8.375% due 02/15/2019		1,100	1,228
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	5,524	7,675
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		$200	201
8.125% due 05/15/2018	GBP	3,200	5,752

Jarden Corp.
6.125% due 11/15/2022		$1,500	1,612
KazMunayGas National Co. JSC
11.750% due 01/23/2015		12,100	13,310
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		200	221
5.950% due 02/15/2018		3,419	3,887
6.850% due 02/15/2020		5,000	5,945
Kraton Polymers LLC
6.750% due 03/01/2019		650	687
Lafarge S.A.
6.625% due 11/29/2018	EUR	500	791
6.750% due 12/16/2019		5,500	8,782
Lukoil International Finance BV
7.250% due 11/05/2019		$1,500	1,740
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		1,500	1,472
4.750% due 04/15/2023		1,250	1,154
Marfrig Overseas Ltd.
9.500% due 05/04/2020		1,000	940
Merck & Co., Inc.
6.000% due 09/15/2017		200	231
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		4,500	4,391
Mylan, Inc.
6.000% due 11/15/2018		300	320
7.875% due 07/15/2020		1,800	2,037
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022		4,495	3,593
Newfield Exploration Co.
6.875% due 02/01/2020		100	108
7.125% due 05/15/2018		3,100	3,227
Noble Group Ltd.
4.875% due 08/05/2015		400	418
Novelis, Inc.
8.750% due 12/15/2020		6,800	7,599
OGX Austria GmbH
8.375% due 04/01/2022 ^		8,500	722
8.500% due 06/01/2018 ^		10,900	927
ONEOK Partners LP
3.375% due 10/01/2022		900	842
5.000% due 09/15/2023		2,900	3,012
Oshkosh Corp.
8.250% due 03/01/2017		200	211
8.500% due 03/01/2020		100	111
Pearson Dollar Finance PLC
6.250% due 05/06/2018		1,000	1,141
Penske Truck Leasing Co. LP
2.500% due 03/15/2016		7,700	7,893
Pertamina Persero PT
4.300% due 05/20/2023		2,000	1,750
Petrobras International Finance Co.
5.375% due 01/27/2021		9,000	8,966
5.750% due 01/20/2020		4,300	4,441
7.750% due 09/15/2014		3,600	3,762
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		13,600	10,098
5.375% due 04/12/2027		6,400	3,440
8.500% due 11/02/2017		200	167
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		142	151
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		2,300	2,286
Plains Exploration & Production Co.
6.625% due 05/01/2021		600	658
Pride International, Inc.
6.875% due 08/15/2020		500	599
8.500% due 06/15/2019		15,700	19,811
QGOG Constellation S.A.
6.250% due 11/09/2019		4,500	4,309
Quebecor Media, Inc.
7.750% due 03/15/2016		6,181	6,274
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		5,100	4,513
Rain CII Carbon LLC
8.000% due 12/01/2018		700	728
Regency Energy Partners LP
4.500% due 11/01/2023		2,100	1,921
5.750% due 09/01/2020		3,700	3,839
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		3,000	3,210
7.875% due 08/15/2019		3,000	3,330
Rhodia S.A.
6.875% due 09/15/2020		2,000	2,214
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		400	411

Rockies Express Pipeline LLC
5.625% due 04/15/2020		14,960	13,352
6.000% due 01/15/2019		400	372
Rohm & Haas Co.
6.000% due 09/15/2017		861	977
Russian Railways via RZD Capital PLC
5.700% due 04/05/2022		1,900	1,939
5.739% due 04/03/2017		11,800	12,818
Scientific Games International, Inc.
9.250% due 06/15/2019		700	754
Sealed Air Corp.
6.500% due 12/01/2020		800	864
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		5,900	5,863
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	3,700	5,294
7.750% due 11/15/2019		3,200	4,820
Spirit Issuer PLC
5.472% due 12/28/2034	GBP	1,600	2,471
6.582% due 12/28/2027		1,000	1,722
Steel Dynamics, Inc.
7.625% due 03/15/2020		$100	109
STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,075
Sunoco Logistics Partners Operations LP
5.500% due 02/15/2020		200	214
Teck Resources Ltd.
3.850% due 08/15/2017		2,300	2,433
Telefonica Emisiones S.A.U.
6.221% due 07/03/2017		2,900	3,275
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	1,300	1,901
6.375% due 11/15/2020		700	1,040
6.750% due 08/15/2024		3,200	4,703
Tenet Healthcare Corp.
4.500% due 04/01/2021		$1,200	1,141
6.000% due 10/01/2020		3,700	3,869
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		287	293
Time Warner Cable, Inc.
5.850% due 05/01/2017		100	109
5.875% due 11/15/2040		600	519
6.750% due 07/01/2018		300	337
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		200	230
8.375% due 07/15/2033		500	545
Toll Brothers Finance Corp.
5.150% due 05/15/2015		400	420
Tomkins LLC
9.000% due 10/01/2018		1,347	1,482
Transocean, Inc.
4.950% due 11/15/2015		1,500	1,608
7.375% due 04/15/2018		4,000	4,642
UAL Pass-Through Trust
9.750% due 07/15/2018		1,713	1,970
10.400% due 05/01/2018		1,873	2,126
United Airlines, Inc.
6.750% due 09/15/2015		1,500	1,554
United Rentals North America, Inc.
8.250% due 02/01/2021		5,400	6,115
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	1,400	1,962
UPC Holding BV
8.375% due 08/15/2020		4,000	6,081
UPCB Finance Ltd.
6.375% due 07/01/2020		2,600	3,850
7.250% due 11/15/2021		$1,000	1,090
7.625% due 01/15/2020	EUR	3,000	4,484
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$2,900	435
9.500% due 01/21/2020 ^		1,400	210
USG Corp.
9.750% due 01/15/2018		950	1,128
Vale Overseas Ltd.
5.625% due 09/15/2019		5,000	5,446
6.875% due 11/21/2036		100	103
Valeant Pharmaceuticals International, Inc.
6.500% due 07/15/2016		1,475	1,523
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		6,050	6,716
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		3,200	3,432
7.748% due 02/02/2021		2,400	2,613
9.125% due 04/30/2018		3,600	4,239
Volkswagen International Finance NV
4.000% due 08/12/2020		200	210

Warner Chilcott Co. LLC
7.750% due 09/15/2018		500	544
Williams Partners LP
3.350% due 08/15/2022		2,750	2,554
4.500% due 11/15/2023		2,000	1,987
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,600	1,692
11.750% due 07/15/2017		4,100	4,366
Yellowstone Energy LP
5.750% due 12/31/2026		2,888	2,699
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	16,600	24,269
Ziggo Finance BV
6.125% due 11/15/2017		1,000	1,426

			650,460

UTILITIES 10.3%
Access Midstream Partners LP
4.875% due 05/15/2023		$7,700	7,469
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		6,950	7,436
AES Corp.
8.000% due 10/15/2017		50	59
8.000% due 06/01/2020		4,400	5,170
AES Panama S.A.
6.350% due 12/21/2016		3,300	3,530
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		14,200	17,336
Anadarko Finance Co.
7.500% due 05/01/2031		200	243
BP Capital Markets PLC
3.625% due 05/08/2014		110	111
4.750% due 03/10/2019		220	245
British Telecommunications PLC
8.500% due 12/07/2016	GBP	1,400	2,737
Calpine Corp.
7.875% due 07/31/2020		$880	968
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		7,200	7,739
7.750% due 11/30/2015		800	880
CMS Energy Corp.
5.050% due 02/15/2018		100	110
Colbun S.A.
6.000% due 01/21/2020		500	538
Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014		4,800	4,858
Duke Energy Corp.
5.050% due 09/15/2019		300	333
E.CL S.A.
5.625% due 01/15/2021		2,500	2,646
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020		8,000	8,523
Entergy Corp.
3.625% due 09/15/2015		900	929
5.125% due 09/15/2020		400	423
EP Energy LLC
7.750% due 09/01/2022		1,400	1,575
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		245	257
FirstEnergy Corp.
2.750% due 03/15/2018		2,000	1,966
7.375% due 11/15/2031		1,000	1,087
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		6,680	6,814
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		6,500	6,305
8.146% due 04/11/2018		14,070	16,638
8.625% due 04/28/2034		7,100	8,413
Intergas Finance BV
6.375% due 05/14/2017		4,000	4,320
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		1,400	1,557
9.375% due 01/28/2020		1,000	1,213
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		2,500	2,698
6.000% due 01/15/2018		3,200	3,521
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	1,600	2,864
Korea Electric Power Corp.
3.000% due 10/05/2015		$400	412
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,500	1,546
6.250% due 06/17/2014		800	819

Linn Energy LLC
7.750% due 02/01/2021	1,300	1,381
Majapahit Holding BV
7.250% due 06/28/2017	100	110
7.750% due 10/17/2016	200	221
7.750% due 01/20/2020	5,200	5,733
MarkWest Energy Partners LP
4.500% due 07/15/2023	7,600	7,163
Millicom International Cellular S.A.
6.625% due 10/15/2021	1,600	1,663
National Grid PLC
6.300% due 08/01/2016	700	788
NGPL PipeCo LLC
7.119% due 12/15/2017	7,500	6,825
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	1,800	1,661
6.604% due 02/03/2021	10,700	11,770
NV Energy, Inc.
6.250% due 11/15/2020	2,800	3,257
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	8,100	8,343
Pennsylvania Electric Co.
5.200% due 04/01/2020	400	429
Petroleos Mexicanos
5.500% due 01/21/2021	6,700	7,236
PG&E Corp.
5.750% due 04/01/2014	4,800	4,860
Plains All American Pipeline LP
2.850% due 01/31/2023	300	273
3.650% due 06/01/2022	1,050	1,032
5.750% due 01/15/2020	500	571
8.750% due 05/01/2019	900	1,152
Progress Energy, Inc.
6.050% due 03/15/2014	4,800	4,854
PSEG Power LLC
5.320% due 09/15/2016	2,557	2,815
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	178	191
5.500% due 09/30/2014	6,500	6,727
5.832% due 09/30/2016	129	138
6.750% due 09/30/2019	250	295
Rosneft Finance S.A.
6.625% due 03/20/2017	7,500	8,325
7.875% due 03/13/2018	100	116
Sierra Pacific Power Co.
6.000% due 05/15/2016	200	223
Sprint Communications, Inc.
6.000% due 12/01/2016	11,461	12,535
8.375% due 08/15/2017	1,000	1,163
Sprint Corp.
7.875% due 09/15/2023	100	108
Targa Resources Partners LP
4.250% due 11/15/2023	1,600	1,440
5.250% due 05/01/2023	3,400	3,311
Verizon Communications, Inc.
5.150% due 09/15/2023	2,900	3,115
5.550% due 02/15/2016	800	875
8.750% due 11/01/2018	975	1,248
VimpelCom Holdings BV
5.950% due 02/13/2023	2,100	1,990
Vodafone Group PLC
5.450% due 06/10/2019	3,400	3,867

		252,092

Total Corporate Bonds & Notes (Cost $1,572,747)		1,592,118

MUNICIPAL BONDS & NOTES 1.2%
ALABAMA 0.2%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	13,100	5,963

CALIFORNIA 0.8%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	122
6.918% due 04/01/2040	1,400	1,677
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	10,805	12,502
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	100	107
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	119
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	100	127

San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2003
7.490% due 11/01/2018	1,435	1,435
7.740% due 11/01/2021	1,885	1,885
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	700	724

		18,698

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	100	116

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	635	618

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	117

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,255	4,865

Total Municipal Bonds & Notes (Cost $30,402)		30,377

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
0.365% due 10/27/2037	200	199
0.515% due 09/25/2042	19	19
2.504% due 02/01/2035	83	88
4.000% due 10/01/2030	421	440
5.071% due 05/01/2035	149	161
6.000% due 04/25/2043	13	14
Ginnie Mae
0.467% due 12/16/2026	95	95

Total U.S. Government Agencies (Cost $983)		1,016

MORTGAGE-BACKED SECURITIES 7.9%
Adjustable Rate Mortgage Trust
2.724% due 11/25/2035 ^	427	366
2.874% due 08/25/2035	1,375	1,274
4.987% due 10/25/2035	1,799	1,625
American General Mortgage Loan Trust
5.150% due 03/25/2058	137	138
American Home Mortgage Assets Trust
0.375% due 10/25/2046	266	174
American Home Mortgage Investment Trust
0.405% due 05/25/2047 ^	23	0
1.849% due 09/25/2045	68	63
Banc of America Alternative Loan Trust
6.000% due 06/25/2046	1,066	886
Banc of America Commercial Mortgage Trust
5.746% due 02/10/2051	100	111
Banc of America Funding Corp.
0.665% due 07/26/2036	277	271
2.600% due 06/25/2034	153	152
2.768% due 09/20/2035	273	239
5.259% due 05/20/2036	986	965
5.561% due 05/20/2036 ^	631	574
5.888% due 04/25/2037 ^	476	395
Banc of America Mortgage Trust
2.617% due 01/25/2036	193	149
2.623% due 07/25/2033	78	77
2.767% due 07/25/2033	865	866
2.867% due 11/20/2046 ^	1,976	1,600
2.932% due 02/25/2036 ^	26	22
5.500% due 12/25/2020	84	86
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	7,608	7,633
2.380% due 02/25/2036	227	180
2.398% due 04/25/2034	1,622	1,594
2.547% due 01/25/2035	23	22
2.581% due 08/25/2033	208	211
2.861% due 05/25/2047 ^	1,359	1,143
Bear Stearns Alt-A Trust
0.325% due 02/25/2034	1,326	1,252
2.481% due 02/25/2036 ^	2,064	1,386
2.672% due 11/25/2036	3,867	2,858
2.700% due 03/25/2036 ^	146	102
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036	511	390
2.591% due 12/26/2046	1,315	795

Chase Mortgage Finance Trust
2.719% due 02/25/2037		634	633
5.500% due 12/25/2022		1,529	1,547
5.640% due 09/25/2036		2,890	2,618
Citigroup Mortgage Loan Trust, Inc.
0.235% due 01/25/2037		532	322
2.550% due 10/25/2035		16,019	15,553
2.594% due 12/25/2035 ^		248	169
2.613% due 08/25/2035		670	380
2.825% due 03/25/2034		10	10
2.845% due 09/25/2037 ^		502	415
5.255% due 08/25/2035		5,418	5,324
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037		220	189
Countrywide Alternative Loan Trust
0.325% due 02/25/2047		261	222
0.335% due 06/25/2046		762	614
0.362% due 12/20/2046		840	601
0.375% due 05/25/2035		2,383	2,011
0.377% due 07/20/2046 ^		212	128
0.395% due 08/25/2046		115	10
0.447% due 09/20/2046		491	128
0.497% due 11/20/2035		157	121
0.565% due 02/25/2036		632	456
0.677% due 11/20/2035 ^		225	54
5.350% due 11/25/2035 ^		253	194
5.500% due 03/25/2036		134	104
6.000% due 03/25/2036		1,297	1,041
6.000% due 02/25/2037 ^		1,131	850
6.000% due 05/25/2037 ^		1,047	814
Countrywide Home Loan Mortgage Pass-Through Trust
2.638% due 05/20/2036		374	283
2.645% due 04/25/2035		119	105
5.001% due 10/20/2035		284	236
5.085% due 02/20/2036 ^		333	293
5.500% due 11/25/2035 ^		190	178
6.000% due 01/25/2037		8,469	7,819
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		16	15
2.291% due 06/25/2033		296	291
6.000% due 01/25/2036		586	451
Credit Suisse Mortgage Capital Certificates
2.392% due 05/26/2036		430	434
4.998% due 11/26/2035		68	71
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		399	303
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		397	225
Deutsche ALT-A Securities, Inc.
0.315% due 03/25/2037 ^		901	543
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		310	231
5.886% due 10/25/2036 ^		310	231
5.945% due 02/25/2036		1,010	809
Downey Savings & Loan Association Mortgage Loan Trust
0.476% due 10/19/2036 ^		475	182
First Horizon Alternative Mortgage Securities
6.000% due 08/25/2036 ^		2,688	2,355
First Horizon Asset Securities, Inc.
5.073% due 02/25/2036		529	512
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		432	391
Granite Master Issuer PLC
0.367% due 12/20/2054		2,345	2,321
0.445% due 12/20/2054	EUR	2,061	2,816
0.709% due 12/20/2054	GBP	335	549
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$500	513
GS Mortgage Securities Trust
5.396% due 08/10/2038		387	391
GSR Mortgage Loan Trust
2.627% due 01/25/2036 ^		95	89
2.660% due 11/25/2035		117	113
2.671% due 09/25/2035		1,214	1,217
6.000% due 02/25/2036 ^		1,764	1,548
HarborView Mortgage Loan Trust
0.296% due 04/19/2038		1,330	1,081
0.356% due 09/19/2037		1,279	1,012
0.356% due 01/19/2038		43	36
0.356% due 02/19/2046		3,913	3,384
0.386% due 05/19/2035		2,963	2,605
0.507% due 06/20/2035		1,419	1,341
2.806% due 06/19/2045		1,581	1,050
HomeBanc Mortgage Trust
0.345% due 12/25/2036		269	230
2.499% due 04/25/2037 ^		8,072	4,568

Impac Secured Assets Trust
0.335% due 01/25/2037	1,746	1,408
IndyMac Mortgage Loan Trust
0.405% due 07/25/2035	26	24
2.402% due 06/25/2037	820	446
2.668% due 06/25/2035 ^	212	172
4.644% due 09/25/2035	244	216
5.223% due 08/25/2036	5,873	5,745
5.492% due 08/25/2037	1,433	1,313
JPMorgan Alternative Loan Trust
0.325% due 09/25/2036	494	391
2.637% due 05/25/2036 ^	456	355
3.253% due 12/25/2036	940	847
JPMorgan Mortgage Trust
2.701% due 02/25/2036 ^	4,121	3,636
2.774% due 07/25/2035	1,130	1,127
5.145% due 06/25/2037 ^	1,216	1,093
5.243% due 07/25/2035	318	326
6.500% due 09/25/2035	580	566
JPMorgan Resecuritization Trust
0.665% due 03/26/2037	642	621
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	2,046	2,257
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	1,047	984
MASTR Adjustable Rate Mortgages Trust
0.375% due 04/25/2046	931	694
MASTR Alternative Loan Trust
6.750% due 07/25/2036	889	624
MASTR Reperforming Loan Trust
7.500% due 07/25/2035	2,820	2,848
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.607% due 12/15/2030	81	79
Merrill Lynch Alternative Note Asset Trust
0.465% due 03/25/2037	437	184
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036	64	59
5.425% due 12/25/2035	636	607
Morgan Stanley Capital Trust
5.610% due 04/15/2049	684	689
Morgan Stanley Mortgage Loan Trust
2.184% due 06/25/2036	23	21
2.306% due 07/25/2035	767	684
6.000% due 10/25/2037 ^	1,246	964
RBSSP Resecuritization Trust
0.485% due 03/26/2037	10,151	9,722
0.665% due 03/26/2036	227	224
Residential Accredit Loans, Inc. Trust
0.345% due 06/25/2046	44	21
0.355% due 07/25/2036	628	461
1.503% due 09/25/2045	838	676
6.000% due 06/25/2036	808	638
6.000% due 07/25/2036 ^	1,477	1,127
6.000% due 09/25/2036 ^	1,110	782
Residential Asset Securitization Trust
6.000% due 04/25/2037	1,451	1,285
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^	1,038	852
3.790% due 08/25/2036	425	359
4.015% due 07/27/2037	2,471	2,044
Sequoia Mortgage Trust
0.517% due 07/20/2033	221	219
Structured Adjustable Rate Mortgage Loan Trust
2.487% due 01/25/2035	977	900
2.557% due 09/25/2035	1,824	1,744
Structured Asset Mortgage Investments Trust
0.295% due 03/25/2037	1,527	1,172
0.385% due 05/25/2036	10,531	7,749
0.415% due 09/25/2047 ^	103	2
0.826% due 10/19/2034	411	394
0.866% due 03/19/2034	54	54
Structured Asset Securities Corp.
2.625% due 10/28/2035	132	124
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.357% due 06/25/2033	322	319
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	473	102
Wachovia Bank Commercial Mortgage Trust
5.728% due 06/15/2049	893	917
WaMu Mortgage Pass-Through Certificates
0.445% due 11/25/2045	1,411	1,254
0.475% due 01/25/2045	116	109
0.485% due 08/25/2045	757	734
0.869% due 01/25/2047	968	910
0.909% due 05/25/2047	592	515

0.949% due 12/25/2046		545	517
1.019% due 10/25/2046		2,144	1,710
1.143% due 02/25/2046		2,150	2,028
1.343% due 11/25/2042		247	234
2.374% due 12/25/2036 ^		3,254	2,866
2.443% due 09/25/2033		325	327
Wells Fargo Mortgage-Backed Securities Trust
2.494% due 09/25/2033		433	437
2.616% due 05/25/2036 ^		182	170
2.627% due 06/25/2035		2,355	2,386
2.628% due 03/25/2036		1,545	1,533
2.631% due 04/25/2036		5,518	5,350
2.641% due 04/25/2036		2,024	1,881
2.685% due 07/25/2036 ^		2,872	2,616
5.916% due 11/25/2037 ^		2,044	1,840
6.000% due 04/25/2037		2,083	2,001

Total Mortgage-Backed Securities (Cost $186,148)			193,214

ASSET-BACKED SECURITIES 2.7%
Accredited Mortgage Loan Trust
0.295% due 02/25/2037		3,031	2,824
0.630% due 09/25/2035		1,000	798
Aegis Asset-Backed Securities Trust
1.665% due 03/25/2035 ^		1,000	860
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		107	107
7.001% due 09/20/2022		5,950	5,942
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.515% due 03/25/2033		608	528
Argent Securities Trust
0.315% due 06/25/2036		1,635	620
0.405% due 07/25/2036		1,559	640
Asset-Backed Funding Certificates Trust
0.385% due 01/25/2037		1,810	1,046
Asset-Backed Securities Corp. Home Equity Loan Trust
1.817% due 03/15/2032		1,025	974
Avoca CLO PLC
0.591% due 09/15/2021	EUR	3,726	5,046
Bear Stearns Asset-Backed Securities Trust
0.405% due 06/25/2047		$1,000	825
0.485% due 01/25/2047		1,000	877
Carrington Mortgage Loan Trust
0.405% due 10/25/2036		1,000	447
Citigroup Mortgage Loan Trust, Inc.
0.225% due 07/25/2045		721	553
0.425% due 07/25/2045		2,000	999
0.565% due 11/25/2046		796	576
Countrywide Asset-Backed Certificates
0.295% due 11/25/2037		1,371	1,346
0.345% due 09/25/2036		261	252
0.385% due 09/25/2047		2,000	1,468
0.415% due 04/25/2036		1,923	1,881
0.425% due 05/25/2036		743	742
0.435% due 01/25/2036		747	707
4.740% due 10/25/2035		1,219	1,216
5.427% due 10/25/2046		1,272	1,047
Credit Suisse Mortgage Capital Certificates
0.765% due 09/25/2037		618	553
Credit-Based Asset Servicing and Securitization LLC
0.225% due 11/25/2036		90	49
Franklin CLO Ltd.
0.503% due 06/15/2018		2,355	2,327
GSAA Home Equity Trust
0.615% due 08/25/2037		1,195	992
GSAMP Trust
0.235% due 12/25/2036		97	49
0.535% due 03/25/2047		4,500	2,653
HSI Asset Loan Obligation Trust
0.225% due 12/25/2036		93	37
HSI Asset Securitization Corp. Trust
0.455% due 11/25/2035		1,347	1,113
JPMorgan Mortgage Acquisition Trust
5.052% due 01/25/2037		1,500	1,085
Long Beach Mortgage Loan Trust
0.495% due 01/25/2046		35	30
0.725% due 10/25/2034		288	275
1.095% due 04/25/2035		1,000	944
MASTR Asset-Backed Securities Trust
0.215% due 01/25/2037		483	163
0.375% due 05/25/2037		1,500	925
Merrill Lynch Mortgage Investors Trust
0.425% due 04/25/2037		1,000	502
0.455% due 08/25/2036		2,000	1,791

Morgan Stanley ABS Capital, Inc. Trust
0.870% due 12/25/2034		1,037	1,009
Morgan Stanley Dean Witter Capital, Inc. Trust
1.515% due 02/25/2033		1,411	1,341
Moselle CLO S.A.
0.474% due 01/06/2020	EUR	996	1,366
New Century Home Equity Loan Trust
0.675% due 07/25/2035		$1,000	829
Nomura Home Equity Loan, Inc.
0.495% due 10/25/2036		3,019	1,128
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.425% due 07/25/2035		24	24
People’s Choice Home Loan Securities Trust
1.110% due 05/25/2035 ^		1,000	574
RAAC Series
0.565% due 06/25/2047		600	546
Residential Asset Mortgage Products Trust
0.615% due 04/25/2035		1,000	949
0.655% due 08/25/2035		1,000	946
Residential Asset Securities Corp. Trust
0.435% due 07/25/2036		1,500	700
0.485% due 01/25/2036		1,000	945
0.505% due 11/25/2035		1,000	883
SACO, Inc.
0.665% due 12/25/2035		649	613
Saxon Asset Securities Trust
0.960% due 03/25/2035		1,095	937
SLC Student Loan Trust
4.750% due 06/15/2033		1,178	1,068
SLM Student Loan Trust
1.567% due 08/15/2025		2,245	2,267
1.738% due 04/25/2023		969	999
3.417% due 05/16/2044		1,430	1,517
Soundview Home Loan Trust
0.405% due 07/25/2036		1,000	489
Specialty Underwriting & Residential Finance Trust
0.845% due 01/25/2034		17	15
Venture CDO Ltd.
0.472% due 01/20/2022		2,000	1,958

Total Asset-Backed Securities (Cost $65,553)			66,912

SOVEREIGN ISSUES 5.3%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	6,100	6,904
4.000% due 08/20/2020		34,300	55,972
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	8,500	11,948
4.305% due 03/06/2014		9,500	13,149
Autonomous Community of Valencia
3.250% due 07/06/2015		400	557
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		600	858
6.500% due 06/10/2019		$1,800	1,962
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	2,834	1,201
Indonesia Government International Bond
11.625% due 03/04/2019		$5,200	6,981
Jordan Government International Bond
3.875% due 11/12/2015		250	251
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	845
Republic of Korea
4.875% due 09/22/2014		200	206
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	8,600	12,282
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	29,300	2,891
Venezuela Government International Bond
7.650% due 04/21/2025		$3,000	2,040
7.750% due 10/13/2019		900	675
8.250% due 10/13/2024		8,500	6,027
9.250% due 05/07/2028		5,000	3,725
9.375% due 01/13/2034		3,000	2,240

Total Sovereign Issues (Cost $142,127)			130,714

	SHARES
COMMON STOCKS 1.9%
ENERGY 1.3%
Energy Transfer Equity LP		185,000	15,122

MarkWest Energy Partners LP	180,000	11,904
Targa Resources Corp.	55,000	4,849

		31,875

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)	345,787	0

UTILITIES 0.6%
ONEOK, Inc.	225,000	13,990

Total Common Stocks (Cost $45,301)		45,865

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 01/30/2014 (d)	1,500	1,440

Total Preferred Securities (Cost $1,412)		1,440

EXCHANGE-TRADED FUNDS 0.0%
iShares MSCI Brazil Capped Index Fund	12,500	559

Total Exchange-Traded Funds (Cost $669)		559

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (e) 0.6%		15,299

U.S. TREASURY BILLS 1.0%
0.094% due 01/02/2014 - 12/11/2014 (b)(i)	$24,195	24,180

Total Short-Term Instruments (Cost $39,477)		39,479

Total Investments in Securities (Cost $2,208,473)		2,228,577

	SHARES
INVESTMENTS IN AFFILIATES 6.9%
SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short-Term Floating NAV Portfolio	16,877,111	168,855

Total Short-Term Instruments (Cost $168,877)		168,855

Total Investments in Affiliates (Cost $168,877)		168,855

Total Investments 97.9% (Cost $2,377,350)		$2,397,432
Financial Derivative Instruments (g)(h) (0.2%) (Cost or Premiums, net $(34,494))		(4,334)
Other Assets and Liabilities, net 2.3%		54,849

Net Assets 100.0%		$2,447,947

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$7,700	U.S. Treasury Notes 0.500% due 07/31/2017	$(7,868)	$7,700	$7,700
SSB	0.000%	12/31/2013	01/02/2014	7,599	Freddie Mac 2.080% due 10/17/2022	(7,753)	7,599	7,599

Total Repurchase Agreements						$(15,621)	$15,299	$15,299

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
CFR	(0.750%)	11/29/2013	11/28/2015	EUR	(4,560)	$(6,269)

Total Reverse Repurchase Agreements						$(6,269)

(2)	As of December 31, 2013, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2013 was $3,709 at a weighted average interest rate of (0.780%).

(f)	Securities with an aggregate market value of $6,100 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	143	$(55)	$(71)

Total Written Options				$(55)	$(71)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	38	$37	$5	$0
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	3,940	4,018	1,355	0
90-Day Eurodollar June Futures	Long	06/2015	6,605	4,356	0	(248)
90-Day Eurodollar June Futures	Long	06/2016	3,700	(3,240)	0	(185)
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	220	(17)	15	(7)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	220	118	4	(8)

Total Futures Contracts				$5,272	$1,379	$(448)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-20 5-Year Index	(1.000%	)	06/20/2018	$57,200	$(1,156)	$(237)	$0	$(33)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$44,400	$4,587	$(125)	$12	$0
CDX.HY-21 5-Year Index	5.000%	12/20/2018	48,650	4,226	1,892	140	0

				$8,813	$1,767	$152	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	12/18/2016		$787,000	$2,352	$(4,179)	$457	$0
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		136,200	1,564	644	124	0
Receive	3-Month USD-LIBOR	2.500%	12/18/2020		40,000	(121)	483	143	0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		218,600	18,783	14,996	1,119	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		49,700	331	(307)	281	0
Receive	3-Month USD-LIBOR	2.500%	12/18/2023		90,500	4,685	1,283	502	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		48,000	3,811	1,201	612	0
Pay	6-Month AUD-BBR-BBSW	4.500%	06/15/2022	AUD	11,900	77	81	32	0
Receive	6-Month EUR-EURIBOR	1.500%	03/19/2019	EUR	180,000	(1,852)	(2,888)	0	(205)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	6,540,000	(691)	406	210	0

						$28,939	$11,720	$3,480	$(205)

Total Swap Agreements						$36,596	$13,250	$3,632	$(238)

Cash of $44,428 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	BRL	7,732		$3,217	$0	$(60)
	01/2014		$3,301	BRL	7,732	0	(23)
	01/2014		5,564	JPY	574,300	0	(111)
	02/2014	JPY	574,300		$5,565	111	0
BPS	01/2014	BRL	18,844		8,452	465	0
	01/2014		$8,044	BRL	18,844	0	(57)
	01/2014		209,994	EUR	152,723	107	0
	01/2014		1,155	GBP	706	15	0
	02/2014	EUR	152,723		$209,990	0	(108)
BRC	01/2014	BRL	26,282		11,219	79	0
	01/2014		$66,729	AUD	75,270	466	0
	01/2014		11,031	BRL	26,282	109	0
	01/2014		9,246	EUR	6,795	102	0
	02/2014	AUD	75,270		$66,602	0	(466)
CBK	01/2014		75,270		68,693	1,497	0
	01/2014	JPY	24,900		245	8	0
	02/2014		$996	AUD	1,122	3	0
DUB	01/2014	BRL	17,820		$7,679	126	0
	01/2014		$7,607	BRL	17,820	0	(54)
	01/2014		114,561	GBP	69,937	1,251	0
	01/2014	ZAR	30,148		$3,082	213	0
	02/2014	GBP	69,937		114,536	0	(1,252)
	02/2014		$2,567	EUR	1,876	13	0
	02/2014		1,495	GBP	913	17	0
FBF	01/2014	EUR	152,664		$206,473	0	(3,547)
	01/2014	GBP	70,643		114,402	0	(2,579)
	01/2014	IDR	17,185,152		1,469	62	0
GLM	02/2014	JPY	500,704		4,944	189	0
HUS	01/2014		$2,574	EUR	1,877	8	0
	02/2014		5,042	JPY	500,704	0	(287)
JPM	01/2014	BRL	15,285		$6,891	412	0
	01/2014	IDR	7,637,845		641	16	0
	01/2014		$6,525	BRL	15,285	0	(46)
	01/2014		775	PLN	2,410	22	0
	01/2014		103	RUB	3,405	0	0
	03/2014	IDR	7,637,846		$630	14	0
	04/2014	RUB	3,405		102	0	0
MSC	01/2014	BRL	34,429		14,697	104	0
	01/2014		$14,599	BRL	34,429	0	(5)
	03/2014	MXN	56,236		$4,257	0	(28)
RBC	01/2014	JPY	549,400		5,449	232	0
	02/2014	EUR	2,666		3,670	2	0
RYL	04/2014		$4,076	CNY	25,000	14	0
SCX	02/2014	IDR	7,637,845		$634	15	0
UAG	01/2014	BRL	1,308		589	35	0
	01/2014	IDR	5,728,384		519	50	0
	01/2014	RUB	3,405		104	0	0
	01/2014		$559	BRL	1,308	0	(3)
	02/2014	IDR	5,728,384		$516	52	0
	04/2014	CNY	25,000		3,924	0	(167)
WST	01/2014	EUR	8,731		11,748	0	(264)

Total Forward Foreign Currency Contracts						$5,809	$(9,057)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	52,000	$(97)	$(77)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		52,000	(116)	(17)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550%	01/15/2014		23,492	(29)	(22)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	01/15/2014		23,492	(37)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650%	03/03/2014		$23,600	(104)	(7)
	Put -OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	03/03/2014		23,600	(260)	(352)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	54,200	(98)	(81)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		54,200	(111)	(18)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$1,792,400	(3,170)	(3,311)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		66,850	(93)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014		66,850	(295)	(512)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.000%	01/27/2014	EUR	325	(2)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500%	01/27/2014		325	(2)	0
HUS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.000%	01/27/2014		3,250	(24)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500%	01/27/2014		3,250	(24)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$6,000	(26)	0
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		206,300	(491)	(381)
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		49,200	(297)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		40,300	(396)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014		7,300	(27)	0

								$(5,699)	$(4,806)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-21 5-Year Index	Sell	1.200%	03/19/2014		$33,400	$(67)	$(7)
JPM	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.400%	03/19/2014	EUR	82,500	(320)	(11)

							$(387)	$(18)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC USD versus JPY	JPY	97.000	02/26/2014	$11,300	$(52)	$(8)
FBF	Put - OTC USD versus JPY		97.000	02/20/2014	12,000	(95)	(7)
JPM	Put - OTC USD versus JPY		100.000	03/13/2014	21,000	(164)	(74)

						$(311)	$(89)

Total Written Options						$(6,397)	$(4,913)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection  (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	AutoZone, Inc.	(1.320%)	09/20/2018	0.382%	$1,100	$0	$(48)	$0	$(48)
	Pearson Dollar Finance PLC	(1.000%)	06/20/2018	0.417%	1,000	(25)	(1)	0	(26)
FBF	Rohm & Haas Co.	(1.850%)	09/20/2017	0.251%	3,000	0	(179)	0	(179)
GST	Embarq Corp.	(1.000%)	06/20/2016	0.684%	2,700	(19)	(3)	0	(22)
JPM	Embarq Corp.	(1.550%)	06/20/2016	0.701%	3,000	0	(65)	0	(65)

						$(44)	$(296)	$0	$(340)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	2.900%	05/20/2014	0.465%		$5,200	$0	$67	$67	$0
	Brazil Government International Bond	2.920%	05/20/2014	0.465%		2,500	0	33	33	0
	China Government International Bond	1.000%	09/20/2016	0.363%		2,900	15	36	51	0
	El Paso LLC	5.000%	09/20/2014	0.270%		400	(30)	44	14	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	1.122%		2,000	358	11	369	0
	Georgia-Pacific LLC	5.000%	06/20/2014	0.050%		1,000	(103)	128	25	0
	Lafarge S.A.	1.000%	03/20/2018	1.463%	EUR	7,200	(640)	457	0	(183)
	Mexico Government International Bond	3.200%	05/20/2014	0.173%		$2,800	0	44	44	0
	Mexico Government International Bond	2.130%	06/20/2014	0.173%		3,500	0	35	35	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		2,300	19	9	28	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		64,620	(239)	639	400	0
	New York State General Obligation Bonds, Series 2005	1.850%	03/20/2021	0.572%		1,900	0	159	159	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.076%		1,900	35	151	186	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.789%		900	(92)	191	99	0
	Russia Government International Bond	1.000%	03/20/2018	1.389%		11,000	(243)	73	0	(170)
BPS	Brazil Government International Bond	1.000%	06/20/2017	1.471%		4,300	(69)	2	0	(67)
	Brazil Government International Bond	1.000%	09/20/2017	1.532%		1,700	(32)	0	0	(32)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		8,700	(116)	(146)	0	(262)
	China Government International Bond	1.000%	09/20/2015	0.245%		1,000	9	4	13	0
	Frontier Communications Corp.	5.000%	06/20/2019	3.356%		3,775	(444)	754	310	0
	Jaguar Land Rover PLC	5.000%	03/20/2018	1.585%	EUR	4,700	524	384	908	0
	NRG Energy, Inc.	5.000%	09/20/2016	1.257%		$1,000	(10)	113	103	0
	Philippines Government International Bond	1.000%	09/20/2015	0.379%		5,000	(114)	169	55	0
	Philippines Government International Bond	1.000%	06/20/2017	0.724%		7,880	(270)	347	77	0
	Russia Government International Bond	1.000%	06/20/2017	1.239%		10,100	(517)	438	0	(79)
	South Africa Government International Bond	1.000%	06/20/2017	1.572%		4,900	(137)	45	0	(92)
BRC	BMW U.S. Capital LLC	1.000%	09/20/2015	0.081%		2,000	4	29	33	0
	Brazil Government International Bond	2.370%	05/20/2014	0.465%		3,400	0	35	35	0
	Brazil Government International Bond	1.980%	09/20/2014	0.465%		6,700	0	112	112	0
	Brazil Government International Bond	1.000%	06/20/2017	1.471%		2,000	(49)	18	0	(31)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		3,000	(56)	(34)	0	(90)
	China Government International Bond	1.000%	09/20/2015	0.245%		2,000	19	8	27	0
	China Government International Bond	1.000%	09/20/2016	0.363%		7,000	36	88	124	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	1.122%		1,900	346	4	350	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2019	1.392%		800	150	9	159	0
	GenOn Energy, Inc.	5.000%	09/20/2014	0.573%		2,600	(390)	478	88	0
	Indonesia Government International Bond	1.000%	06/20/2022	2.921%		300	(35)	(4)	0	(39)
	Mexico Government International Bond	2.680%	05/20/2014	0.173%		3,400	0	44	44	0
	Mexico Government International Bond	2.310%	06/20/2014	0.173%		2,900	0	32	32	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		1,100	9	4	13	0
	Philippines Government International Bond	1.000%	09/20/2017	0.785%		1,880	(43)	58	15	0
	Russia Government International Bond	1.000%	06/20/2017	1.239%		4,100	(270)	239	0	(31)
	Russia Government International Bond	1.000%	09/20/2017	1.296%		10,950	(631)	517	0	(114)
	Schaeffler Finance BV	5.000%	03/20/2018	1.463%	EUR	7,300	620	843	1,463	0
	Seagate Technology Holdings	5.000%	03/20/2018	0.998%		$400	27	39	66	0
	Seagate Technology Holdings	5.000%	06/20/2018	1.127%		300	18	33	51	0
	South Africa Government International Bond	1.000%	06/20/2017	1.572%		1,950	(71)	35	0	(36)
	South Africa Government International Bond	1.000%	09/20/2017	1.642%		9,780	(292)	70	0	(222)
	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.237%		1,500	(165)	220	55	0
	Volkswagen International Finance NV	1.000%	09/20/2015	0.084%		3,000	(19)	67	48	0
CBK	ARAMARK Corp.	5.000%	03/20/2014	0.251%		2,400	(65)	95	30	0
	Brazil Government International Bond	1.920%	09/20/2014	0.465%		6,700	0	108	108	0
	Brazil Government International Bond	1.000%	06/20/2017	1.471%		1,000	(14)	(1)	0	(15)
	Brazil Government International Bond	1.000%	09/20/2017	1.532%		4,380	(97)	15	0	(82)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		8,300	(117)	(133)	0	(250)
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		7,000	(175)	(104)	0	(279)
	California State General Obligation Bonds, Series 2003	3.050%	12/20/2020	1.136%		6,000	0	701	701	0
	China Government International Bond	1.000%	09/20/2015	0.245%		500	5	2	7	0
	China Government International Bond	1.000%	09/20/2016	0.363%		8,100	42	101	143	0
	Colombia Government International Bond	1.000%	03/20/2016	0.613%		1,400	(10)	22	12	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.122%		1,000	(1)	21	20	0
	Indonesia Government International Bond	1.000%	12/20/2018	2.251%		3,285	(131)	(56)	0	(187)
	Indonesia Government International Bond	1.000%	06/20/2022	2.921%		100	(12)	(1)	0	(13)
	Indonesia Government International Bond	1.000%	06/20/2023	2.999%		7,600	(699)	(398)	0	(1,097)
	Italy Government International Bond	1.000%	12/20/2016	1.145%		19,300	(242)	167	0	(75)
	Philippines Government International Bond	1.000%	09/20/2015	0.379%		11,700	(262)	392	130	0
	Philippines Government International Bond	1.000%	06/20/2017	0.724%		3,550	(125)	160	35	0
	Philippines Government International Bond	1.000%	09/20/2017	0.785%		6,700	(205)	260	55	0
	Russia Government International Bond	1.000%	06/20/2017	1.239%		2,600	(130)	110	0	(20)
	Russia Government International Bond	1.000%	09/20/2017	1.296%		9,600	(546)	446	0	(100)
	South Africa Government International Bond	1.000%	06/20/2017	1.572%		1,400	(43)	16	0	(27)
	South Africa Government International Bond	1.000%	09/20/2017	1.642%		2,550	(43)	(15)	0	(58)
	Turkey Government International Bond	1.000%	03/20/2015	1.414%		6,200	(174)	145	0	(29)
	United Kingdom Gilt	1.000%	06/20/2015	0.079%		700	7	3	10	0
	United Kingdom Gilt	1.000%	06/20/2016	0.125%		1,300	16	13	29	0
	Venezuela Government International Bond	5.000%	09/20/2017	11.764%		934	(141)	(36)	0	(177)
	Volkswagen International Finance NV	1.000%	09/20/2015	0.084%		3,600	2	57	59	0

DUB	Australia & New Zealand Banking Group Ltd.	1.000%	03/20/2018	0.654%	6,000	19	69	88	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2014	0.097%	2,000	(117)	131	14	0
	Brazil Government International Bond	1.000%	06/20/2017	1.471%	2,500	(87)	49	0	(38)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%	8,600	(129)	(130)	0	(259)
	California State General Obligation Bonds, Series 2003	2.650%	03/20/2021	1.155%	1,800	0	169	169	0
	France Government Bond	0.250%	09/20/2015	0.138%	300	(11)	12	1	0
	France Government Bond	0.250%	03/20/2016	0.165%	4,200	(149)	157	8	0
	Indonesia Government International Bond	1.000%	12/20/2018	2.251%	110,554	(5,065)	(1,247)	0	(6,312)
	New Jersey State General Obligation Bonds, Series 2001	2.000%	03/20/2021	0.906%	7,300	0	507	507	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.076%	6,600	95	553	648	0
	Philippines Government International Bond	1.000%	06/20/2017	0.724%	5,000	(182)	231	49	0
	Philippines Government International Bond	1.000%	09/20/2017	0.785%	2,500	(87)	107	20	0
	Philippines Government International Bond	2.500%	09/20/2017	0.785%	3,000	0	191	191	0
	Qatar Government International Bond	1.000%	03/20/2016	0.194%	400	(3)	11	8	0
	Russia Government International Bond	1.000%	06/20/2017	1.239%	12,025	(596)	503	0	(93)
	Russia Government International Bond	1.000%	09/20/2017	1.296%	11,375	(726)	608	0	(118)
	South Africa Government International Bond	1.000%	06/20/2017	1.572%	4,530	(162)	76	0	(86)
	South Africa Government International Bond	1.000%	09/20/2017	1.642%	3,750	(137)	51	0	(86)
	Venezuela Government International Bond	5.000%	06/20/2017	11.802%	4,600	(381)	(450)	0	(831)
	Venezuela Government International Bond	5.000%	09/20/2017	11.764%	16,605	(2,569)	(568)	0	(3,137)
FBF	Canadian Natural Resources Ltd.	1.000%	09/20/2017	0.395%	4,900	(155)	266	111	0
	China Government International Bond	1.000%	09/20/2016	0.363%	1,000	5	13	18	0
	El Paso LLC	5.000%	09/20/2014	0.270%	4,600	(346)	512	166	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%	5,000	(97)	158	61	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.557%	300	(5)	25	20	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.076%	1,900	31	155	186	0
	South Africa Government International Bond	1.000%	12/20/2020	2.315%	1,325	(51)	(56)	0	(107)
	United Kingdom Gilt	1.000%	09/20/2015	0.090%	500	5	3	8	0
	Univision Communications, Inc.	5.000%	09/20/2019	2.327%	5,800	(638)	1,467	829	0
	Venezuela Government International Bond	5.000%	09/20/2017	11.764%	3,750	(591)	(117)	0	(708)
GST	Amgen, Inc.	1.000%	09/20/2014	0.042%	9,200	197	(129)	68	0
	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.617%	2,300	(74)	105	31	0
	Bank of America Corp.	1.000%	03/20/2018	0.621%	10,000	(105)	265	160	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2015	0.249%	1,000	(30)	43	13	0
	Brazil Government International Bond	1.000%	06/20/2017	1.471%	5,650	(135)	47	0	(88)
	Brazil Government International Bond	1.000%	09/20/2017	1.532%	2,050	(49)	10	0	(39)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%	8,000	(148)	(93)	0	(241)
	Comcast Corp.	1.000%	06/20/2021	0.670%	9,900	(317)	546	229	0
	Connecticut State General Obligation Notes, Series 2007	1.600%	03/20/2021	1.068%	10,000	0	333	333	0
	France Government Bond	0.250%	03/20/2016	0.165%	8,200	(274)	291	17	0
	GenOn Energy, Inc.	5.000%	09/20/2014	0.573%	2,800	(468)	563	95	0
	Kinder Morgan Energy Partners LP	1.000%	03/20/2018	0.573%	900	(37)	53	16	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%	3,500	(203)	249	46	0
	New Jersey State General Obligation Bonds, Series 2001	1.970%	03/20/2021	0.906%	2,000	0	135	135	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.076%	7,000	145	542	687	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.789%	3,900	(394)	823	429	0
	Russia Government International Bond	1.000%	06/20/2017	1.239%	31,575	(2,184)	1,940	0	(244)
	Russia Government International Bond	1.000%	09/20/2017	1.296%	6,250	(229)	164	0	(65)
	South Africa Government International Bond	1.000%	06/20/2017	1.572%	17,200	(683)	357	0	(326)
	South Africa Government International Bond	1.000%	09/20/2017	1.642%	3,075	(88)	18	0	(70)
	South Africa Government International Bond	1.000%	03/20/2020	2.214%	2,000	(123)	(13)	0	(136)
	Univision Communications, Inc.	5.000%	09/20/2019	2.327%	650	(72)	164	92	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	1.090%	3,200	(50)	361	311	0
	Windstream Corp.	5.000%	12/20/2017	2.177%	2,300	81	170	251	0
HUS	Brazil Government International Bond	1.000%	06/20/2017	1.471%	3,900	(102)	41	0	(61)
	Brazil Government International Bond	1.000%	09/20/2017	1.532%	4,850	(105)	14	0	(91)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%	3,300	(62)	(37)	0	(99)
	China Government International Bond	1.000%	09/20/2015	0.245%	400	4	2	6	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.122%	1,000	(9)	28	19	0
	Italy Government International Bond	1.000%	12/20/2016	1.145%	15,400	(189)	129	0	(60)
	Mexico Government International Bond	1.000%	09/20/2015	0.318%	4,500	36	19	55	0
	Philippines Government International Bond	1.000%	06/20/2017	0.724%	4,900	(198)	246	48	0
	Philippines Government International Bond	1.000%	09/20/2017	0.785%	4,490	(120)	157	37	0
	Qatar Government International Bond	1.000%	03/20/2016	0.194%	400	(4)	11	7	0
	Russia Government International Bond	1.000%	06/20/2017	1.239%	17,875	(1,087)	949	0	(138)
	Russia Government International Bond	1.000%	09/20/2017	1.296%	13,675	(702)	560	0	(142)
	South Africa Government International Bond	1.000%	06/20/2017	1.572%	4,455	(171)	87	0	(84)
	South Africa Government International Bond	1.000%	09/20/2017	1.642%	8,434	(226)	34	0	(192)
	Spain Government International Bond	1.000%	12/20/2016	1.058%	45,700	(138)	76	0	(62)
	Venezuela Government International Bond	5.000%	06/20/2017	11.802%	7,780	(946)	(459)	0	(1,405)
	Venezuela Government International Bond	5.000%	09/20/2017	11.764%	8,525	(1,255)	(355)	0	(1,610)
JPM	Brazil Government International Bond	1.000%	12/20/2015	0.982%	32,000	(300)	323	23	0
	Brazil Government International Bond	1.000%	06/20/2017	1.471%	2,500	(38)	(1)	0	(39)
	Brazil Government International Bond	1.000%	12/20/2017	1.585%	1,000	0	(22)	0	(22)
	France Government Bond	0.250%	09/20/2015	0.138%	100	(4)	4	0	0
	Philippines Government International Bond	1.000%	06/20/2017	0.724%	2,500	(72)	97	25	0
	Philippines Government International Bond	1.000%	09/20/2017	0.785%	2,500	(49)	70	21	0
	South Africa Government International Bond	1.000%	06/20/2017	1.572%	3,750	(105)	33	0	(72)
	South Africa Government International Bond	1.000%	09/20/2017	1.642%	3,525	(54)	(27)	0	(81)
MYC	Brazil Government International Bond	1.850%	09/20/2014	0.465%	6,700	0	103	103	0
	Brazil Government International Bond	1.000%	06/20/2017	1.471%	3,400	(111)	58	0	(53)
	Brazil Government International Bond	1.000%	09/20/2017	1.532%	2,500	(43)	(4)	0	(47)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%	6,100	(117)	(67)	0	(184)
	China Government International Bond	1.000%	09/20/2015	0.245%	1,100	9	6	15	0
	China Government International Bond	1.000%	09/20/2016	0.363%	5,000	25	64	89	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.122%	2,000	(10)	50	40	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.170%	1,000	(8)	29	21	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	1.122%	1,400	252	6	258	0
	France Government Bond	0.250%	09/20/2016	0.235%	1,100	(52)	52	0	0
	Kinder Morgan Energy Partners LP	1.000%	03/20/2018	0.573%	1,381	(50)	75	25	0
	New Jersey State General Obligation Bonds, Series 2001	2.000%	03/20/2021	0.906%	2,400	0	167	167	0
	New York State General Obligation Bonds, Series 2005	1.950%	12/20/2020	0.556%	6,000	0	534	534	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.554%	1,300	(45)	33	0	(12)
	Pfizer, Inc.	1.000%	09/20/2014	0.020%	9,700	222	(149)	73	0
	Philippines Government International Bond	1.000%	09/20/2015	0.379%	9,000	(176)	275	99	0
	Philippines Government International Bond	2.440%	09/20/2017	0.785%	4,300	0	264	264	0
	Qatar Government International Bond	1.000%	03/20/2016	0.194%	800	(6)	21	15	0
	South Africa Government International Bond	1.000%	12/20/2020	2.315%	2,760	(90)	(132)	0	(222)
RYL	China Government International Bond	1.000%	09/20/2015	0.245%	2,600	24	11	35	0
	Mexico Government International Bond	1.000%	12/20/2015	0.341%	20,000	(315)	583	268	0
UAG	American International Group, Inc.	5.000%	09/20/2014	0.059%	1,100	(154)	196	42	0
	Brazil Government International Bond	2.250%	05/20/2014	0.465%	3,600	0	35	35	0
	Brazil Government International Bond	1.000%	06/20/2017	1.471%	6,775	(129)	23	0	(106)
	Brazil Government International Bond	1.000%	09/20/2017	1.532%	5,256	(156)	57	0	(99)
	MetLife, Inc.	1.000%	09/20/2015	0.261%	3,900	(231)	282	51	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.557%	800	(13)	67	54	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.076%	900	17	72	89	0
	Philippines Government International Bond	1.000%	06/20/2017	0.724%	8,295	(265)	347	82	0
	Philippines Government International Bond	1.000%	09/20/2017	0.785%	2,666	(75)	97	22	0
	Russia Government International Bond	1.000%	06/20/2017	1.239%	1,625	(102)	90	0	(12)
	South Africa Government International Bond	1.000%	06/20/2017	1.572%	9,440	(265)	86	0	(179)
	Sprint Communications, Inc.	1.000%	09/20/2017	1.834%	800	(121)	97	0	(24)
	Vale Overseas Ltd.	0.650%	06/20/2014	0.845%	2,700	0	(2)	0	(2)

						$(31,298)	$25,026	$15,667	$(21,939)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.EM-18 5-Year Index	5.000%	12/20/2017	$1,300	$177	$(68)	$109	$0
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	9,550	1,111	(394)	717	0
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	1,900	237	(79)	158	0
GST	CDX.EM-17 5-Year Index	5.000%	06/20/2017	7,100	973	(440)	533	0
	CDX.EM-18 5-Year Index	5.000%	12/20/2017	2,300	315	(122)	193	0
HUS	CDX.EM-18 5-Year Index	5.000%	12/20/2017	1,100	147	(55)	92	0

					$2,960	$(1,158)	$1,802	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	5.800%	06/08/2016	MXN	340,800	$40	$793	$833	$0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		547,200	110	1,010	1,120	0
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	10,900	9	(378)	0	(369)
HUS	Pay	28-Day MXN-TIIE	5.800%	06/08/2016	MXN	340,700	22	811	833	0
JPM	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	50,000	159	1,807	1,966	0

							$340	$4,043	$4,752	$(369)

Total Swap Agreements							$(28,042)	$27,615	$22,221	$(22,648)

(i)	Securities with an aggregate market value of $21,560 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$126,883	$0	$126,883
Corporate Bonds & Notes
Banking & Finance	0	677,370	12,196	689,566
Industrials	0	630,884	19,576	650,460
Utilities	0	252,092	0	252,092
Municipal Bonds & Notes
Alabama	0	5,963	0	5,963
California	0	18,698	0	18,698
Indiana	0	116	0	116
Iowa	0	618	0	618
Tennessee	0	117	0	117
West Virginia	0	4,865	0	4,865
U.S. Government Agencies	0	1,016	0	1,016
Mortgage-Backed Securities	0	193,214	0	193,214
Asset-Backed Securities	0	60,864	6,048	66,912
Sovereign Issues	0	130,714	0	130,714
Common Stocks
Energy	31,875	0	0	31,875
Utilities	13,990	0	0	13,990
Preferred Securities
Banking & Finance	0	1,440	0	1,440
Exchange-Traded Funds	559	0	0	559
Short-Term Instruments
Repurchase Agreements	0	15,299	0	15,299
U.S. Treasury Bills	0	24,180	0	24,180
	$46,424	$2,144,333	$37,820	$2,228,577

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$168,855	$0	$0	$168,855

Total Investments	$215,279	$2,144,333	$37,820	$2,397,432

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,379	3,632	0	5,011
Over the counter	0	27,719	311	28,030
	$1,379	$31,351	$311	$33,041

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(519)	(238)	0	(757)
Over the counter	0	(36,618)	0	(36,618)

	$(519)	$(36,856)	$0	$(37,375)

Totals	$216,139	$2,138,828	$38,131	$2,393,098

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$6,482	$0	$(6,338)	$3	$18	$(165)	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	14,128	4,365	(846)	(8)	(13)	(698)	0	(4,732)	12,196	(754)
Industrials	21,782	3,000	(2,886)	(95)	(256)	(469)	0	(1,500)	19,576	(412)
	6,275	0	(92)	17	0	(152)	0	0	6,048	(150)

	$48,667	$7,365	$(10,162)	$(83)	$(251)	$(1,484)	$0	$(6,232)	$37,820	$(1,316)

Financial Derivative Instruments - Assets
Over the counter	$270	$0	$0	$0	$0	$41	$0	$0	$311	$41

Totals	$48,937	$7,365	$(10,162)	$(83)	$(251)	$(1,443)	$0	$(6,232)	$38,131	$(1,275)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,526	Benchmark Pricing	Base Price	93.00
	10,670	Third Party Vendor	Broker Quote	101.50
Industrials	2,699	Benchmark Pricing	Base Price	95.62
	16,877	Third Party Vendor	Broker Quote	101.00 - 115.00
Asset-Backed Securities	6,048	Benchmark Pricing	Base Price	100.00 - 100.50

Financial Derivative Instruments - Assets
Over the counter	311	Indicative Market Quotation	Broker Quote	9.53

Total	$38,131

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.3%
AUSTRALIA 2.2%
CORPORATE BONDS & NOTES 0.7%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$3,300	$3,323
Commonwealth Bank of Australia
0.524% due 09/17/2014		12,200	12,227
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,162

			16,712

MORTGAGE-BACKED SECURITIES 0.4%
Crusade Global Trust
2.762% due 08/14/2037	AUD	5,209	4,602
Puma Finance Ltd.
0.379% due 02/21/2038		$1,438	1,430
3.015% due 08/22/2037	AUD	2,554	2,269
Superannuation Members Home Loan Securitisation Fund
4.085% due 09/09/2041		234	211
Torrens Trust
3.035% due 10/19/2038		2,358	2,075

			10,587

SOVEREIGN ISSUES 1.1%
New South Wales Treasury Corp.
6.000% due 02/01/2018		3,300	3,227
6.000% due 03/01/2022		11,000	10,860
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		12,400	13,867

			27,954

Total Australia (Cost $58,660)			55,253

BELGIUM 0.3%
SOVEREIGN ISSUES 0.3%
Belgium Government International Bond
2.750% due 03/05/2015		$8,400	8,622

Total Belgium (Cost $8,486)			8,622

BRAZIL 0.1%
SOVEREIGN ISSUES 0.1%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023	BRL	8,240	2,959

Total Brazil (Cost $3,807)			2,959

CANADA 3.0%
CORPORATE BONDS & NOTES 0.6%
Caisse Centrale Desjardins
2.550% due 03/24/2016		$4,700	4,894
National Bank of Canada
2.200% due 10/19/2016		10,300	10,637

			15,531

SOVEREIGN ISSUES 2.4%
Canada Government International Bond
1.500% due 12/01/2044 (c)	CAD	213	212
Province of British Columbia
4.300% due 06/18/2042		3,100	3,065
Province of Ontario
2.100% due 09/08/2018		9,300	8,666
2.450% due 06/29/2022		$6,600	6,106
3.150% due 06/02/2022	CAD	25,100	23,260
Province of Quebec
3.500% due 12/01/2022		5,000	4,708
4.250% due 12/01/2021		10,000	10,062

5.000% due 12/01/2038		3,200	3,344
5.000% due 12/01/2041		100	105

			59,528

Total Canada (Cost $78,531)			75,059

CAYMAN ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.6%
ALM Loan Funding
1.037% due 11/20/2020		$603	603
BlackRock Senior Income Series Corp.
0.482% due 04/20/2019		1,254	1,227
Galaxy CLO Ltd.
0.478% due 04/25/2019		1,724	1,712
Hillmark Funding
0.489% due 05/21/2021		8,200	7,992
ING Investment Management CLO Ltd.
0.509% due 12/01/2017		482	476
Lafayette CLO Ltd.
1.642% due 09/06/2022		402	402
Octagon Investment Partners Ltd.
0.538% due 11/28/2018		1,228	1,218
Pacifica CDO Corp.
0.498% due 01/26/2020		526	523
Stone Tower CLO Ltd.
0.474% due 04/17/2021		700	684

Total Cayman Islands (Cost $14,517)			14,837

DENMARK 0.9%
CORPORATE BONDS & NOTES 0.4%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	34,100	6,398
Realkredit Danmark A/S
1.343% due 01/01/2038		1,295	247
2.000% due 01/01/2015		22,800	4,281

			10,926

SOVEREIGN ISSUES 0.5%
Denmark Government Bond
3.000% due 11/15/2021		59,100	12,045

Total Denmark (Cost $21,549)			22,971

FRANCE 12.9%
ASSET-BACKED SECURITIES 0.0%
Titrisocram
1.202% due 03/25/2022	EUR	227	315

CORPORATE BONDS & NOTES 4.4%
Banque PSA Finance S.A.
4.250% due 02/25/2016		1,900	2,730
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$13,300	13,692
Credit Agricole Home Loan SFH
0.992% due 07/21/2014		9,600	9,630
Credit Agricole S.A.
2.625% due 01/21/2014		600	600
Dexia Credit Local S.A.
0.717% due 04/29/2014		8,350	8,363
2.750% due 01/10/2014		42,000	42,019
2.750% due 04/29/2014		32,500	32,758

			109,792

SOVEREIGN ISSUES 8.5%
France Government Bond
1.000% due 05/25/2018 (f)	EUR	91,700	125,903
3.250% due 05/25/2045		14,400	19,078
3.500% due 04/25/2026		7,200	10,650
4.000% due 10/25/2038 (f)		14,200	21,787
4.500% due 04/25/2041 (f)		19,300	31,938

4.750% due 04/25/2035		2,700	4,583
			213,939

Total France (Cost $318,351)			324,046

GERMANY 7.7%
CORPORATE BONDS & NOTES 6.4%
FMS Wertmanagement AoeR
0.755% due 06/16/2014	GBP	5,200	8,621
3.375% due 06/17/2021 (f)	EUR	26,100	40,435
KFW
2.750% due 09/07/2015	GBP	20,000	34,188
5.500% due 02/09/2022	AUD	15,600	14,525
6.250% due 05/19/2021		21,000	20,495
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020		25,500	24,047
5.500% due 03/29/2022		20,000	18,598

			160,909

SOVEREIGN ISSUES 1.3%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	5,578	7,501
2.500% due 07/04/2044		5,200	6,791
4.000% due 01/04/2037		10,700	17,821

			32,113

Total Germany (Cost $198,044)			193,022

IRELAND 1.1%
ASSET-BACKED SECURITIES 0.4%
Magi Funding PLC
0.591% due 04/11/2021	EUR	2,400	3,264
Mercator CLO PLC
0.452% due 02/18/2024		5,412	7,309

			10,573

CORPORATE BONDS & NOTES 0.4%
Cloverie PLC for Zurich Insurance Co. Ltd.
12.000% due 07/15/2014 (d)		200	295
Depfa ACS Bank
4.375% due 01/15/2015		2,900	4,121
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022		1,000	1,619
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$3,500	4,121

			10,156

MORTGAGE-BACKED SECURITIES 0.3%
Emerald Mortgages PLC
0.339% due 07/15/2048	EUR	1,411	1,584
Opera Finance PLC
0.417% due 01/15/2015		4,235	5,736

			7,320

Total Ireland (Cost $27,137)			28,049

ITALY 3.3%
CORPORATE BONDS & NOTES 0.6%
Intesa Sanpaolo SpA
2.638% due 02/24/2014		$4,800	4,814
3.125% due 01/15/2016		7,600	7,749
3.625% due 08/12/2015		1,200	1,235

			13,798

MORTGAGE-BACKED SECURITIES 0.8%
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	16,322	21,089

SOVEREIGN ISSUES 1.9%
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2024		9,200	13,138

4.750% due 06/01/2017		23,800	35,497

			48,635

Total Italy (Cost $81,071)			83,522

JAPAN 3.6%
CORPORATE BONDS & NOTES 0.3%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	5,700	7,887
4.750% due 02/28/2014	JPY	60,000	571

			8,458

SOVEREIGN ISSUES 3.3%
Japan Government International Bond
1.600% due 03/20/2033		5,782,000	55,612
1.700% due 09/20/2032		2,690,000	26,431

			82,043

Total Japan (Cost $95,684)			90,501

LUXEMBOURG 0.7%
ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.551% due 06/04/2024	EUR	2,518	3,336

CORPORATE BONDS & NOTES 0.6%
Fiat Finance & Trade S.A.
6.875% due 02/13/2015		5,500	7,939
Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$6,200	6,266

			14,205

Total Luxembourg (Cost $16,781)			17,541

MEXICO 2.5%
SOVEREIGN ISSUES 2.5%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	5,500,000	52,624
4.750% due 06/14/2018	MXN	30,000	2,246
10.000% due 12/05/2024		73,100	7,163

Total Mexico (Cost $80,385)			62,033

NETHERLANDS 1.3%
ASSET-BACKED SECURITIES 0.8%
Chapel BV
0.877% due 11/17/2064	EUR	878	1,011
Euro-Galaxy CLO BV
0.463% due 10/23/2021		5,692	7,649
Eurocredit CDO BV
0.672% due 02/22/2020		1,721	2,351
Globaldrive BV
0.995% due 04/20/2019		2,158	2,980
1.845% due 04/20/2018		310	427
Grosvenor Place CLO BV
0.474% due 07/20/2021		1,090	1,498
0.777% due 07/20/2021	GBP	1,808	2,994
Jubilee CDO BV
0.730% due 10/15/2019	EUR	794	1,088

			19,998

CORPORATE BONDS & NOTES 0.5%
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		$10,000	9,827
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,000	2,948

Ziggo Finance BV
6.125% due 11/15/2017		150	214

			12,989

Total Netherlands (Cost $32,085)			32,987

NEW ZEALAND 5.6%
SOVEREIGN ISSUES 5.6%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	84,800	72,286
5.500% due 04/15/2023		11,100	9,669
6.000% due 12/15/2017		7,200	6,364
6.000% due 05/15/2021		49,000	43,973
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		10,600	8,175

Total New Zealand (Cost $133,933)			140,467

NORWAY 1.8%
CORPORATE BONDS & NOTES 1.7%
DNB Boligkreditt A/S
2.900% due 03/29/2017		$10,000	10,465
Eksportfinans ASA
0.890% due 06/16/2015	JPY	300,000	2,745
1.570% due 02/14/2018		500,000	4,362
1.600% due 03/20/2014		144,000	1,361
2.000% due 09/15/2015		$6,500	6,419
3.000% due 11/17/2014		15,769	15,852
5.500% due 05/25/2016		1,200	1,269

			42,473

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,630

Total Norway (Cost $44,819)			44,103

SLOVENIA 0.7%
SOVEREIGN ISSUES 0.7%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	12,900	18,424

Total Slovenia (Cost $17,336)			18,424

SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	6,400	631
8.250% due 09/15/2017		100	10

Total South Africa (Cost $835)			641

SPAIN 14.4%
CORPORATE BONDS & NOTES 1.2%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	12,800	17,900
Banco Espanol de Credito S.A.
3.500% due 01/27/2015		2,000	2,826
4.250% due 09/16/2014		3,400	4,791
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$5,500	5,611

			31,128

SOVEREIGN ISSUES 13.2%
Autonomous Community of Madrid
4.305% due 03/06/2014	EUR	18,000	24,914
Instituto de Credito Oficial
2.044% due 03/25/2014		38,100	52,556
4.000% due 12/08/2014	GBP	4,000	6,741
4.375% due 03/31/2014	EUR	1,200	1,663
Junta de Castilla y Leon
6.270% due 02/19/2018		11,000	16,954
Spain Government International Bond
3.750% due 10/31/2018		76,400	110,047

4.400% due 10/31/2023		26,300	36,881
4.850% due 10/31/2020		15,000	22,244
5.500% due 07/30/2017		22,300	34,085
Xunta de Galicia
6.131% due 04/03/2018		14,400	22,288
6.964% due 12/28/2017		3,000	4,762

			333,135

Total Spain (Cost $350,422)			364,263

SUPRANATIONAL 1.6%
CORPORATE BONDS & NOTES 1.6%
African Development Bank
5.250% due 03/23/2022	AUD	5,600	5,148
Council of Europe Development Bank
5.625% due 12/14/2015		1,100	1,027
European Union
3.375% due 04/04/2032	EUR	17,900	26,553
3.500% due 06/04/2021		500	770
Inter-American Development Bank
6.000% due 02/26/2021	AUD	5,500	5,325
International Finance Corp.
5.000% due 08/03/2016		2,300	2,146

Total Supranational (Cost $40,220)			40,969

SWEDEN 1.4%
CORPORATE BONDS & NOTES 0.9%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	36,500	5,805
Stadshypotek AB
3.000% due 03/21/2018		41,000	6,574
4.250% due 10/10/2017	AUD	1,200	1,073
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018	SEK	17,000	2,837
Swedbank Hypotek AB
3.750% due 12/20/2017		40,700	6,726

			23,015

SOVEREIGN ISSUES 0.5%
Sweden Government International Bond
4.250% due 03/12/2019		68,000	11,848

Total Sweden (Cost $34,428)			34,863

THAILAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Thai Oil PCL
3.625% due 01/23/2023		$900	803

Total Thailand (Cost $896)			803

UNITED KINGDOM 13.5%
BANK LOAN OBLIGATIONS 0.4%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$10,700	10,736

CORPORATE BONDS & NOTES 3.6%
Bank of Scotland PLC
7.286% due 05/31/2016 (d)	GBP	4,975	8,645
Barclays Bank PLC
2.250% due 05/10/2017		$17,800	18,366
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	17,700	26,339
HBOS PLC
0.947% due 09/30/2016		$2,100	2,048
5.374% due 06/30/2021	EUR	1,400	2,011
6.750% due 05/21/2018		$1,800	2,044
LBG Capital PLC
7.625% due 12/09/2019	GBP	800	1,403
8.000% due 06/15/2020 (d)		$500	536
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		6,000	8,152
Pearson Dollar Finance PLC
5.700% due 06/01/2014		6,800	6,928
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (d)	CAD	5,700	5,376

Royal Bank of Scotland PLC
3.362% due 02/17/2017	AUD	2,100	1,682
3.485% due 10/27/2014		900	798
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,138
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		4,900	5,001
5.500% due 01/15/2021	GBP	700	1,170

			91,637

MORTGAGE-BACKED SECURITIES 5.8%
Alba PLC
0.437% due 12/15/2038	EUR	444	558
EuroMASTR PLC
0.725% due 06/15/2040	GBP	465	694
Eurosail PLC
0.427% due 03/13/2045	EUR	487	633
0.683% due 06/10/2044	GBP	10,439	16,657
Fosse Master Issuer PLC
2.617% due 10/18/2054		15,400	25,944
Granite Mortgages PLC
0.604% due 01/20/2044	EUR	2,332	3,203
0.844% due 03/20/2044	GBP	2,596	4,274
0.844% due 06/20/2044		409	670
0.897% due 01/20/2044		3,656	6,029
0.904% due 09/20/2044		1,677	2,759
Mall Funding PLC
1.197% due 04/22/2017		2,512	4,116
Mansard Mortgages PLC
1.175% due 12/15/2049		6,099	9,775
Newgate Funding PLC
0.528% due 12/01/2050	EUR	3,500	3,977
0.688% due 12/01/2050	GBP	1,200	1,841
1.525% due 12/15/2050		1,000	1,549
1.527% due 12/15/2050	EUR	2,100	2,464
1.777% due 12/15/2050		4,000	4,589
Opera Finance PLC
0.720% due 02/02/2017	GBP	15,446	25,519
Paragon Mortgages PLC
0.884% due 05/15/2041		592	910
Preferred Residential Securities PLC
1.275% due 12/15/2042		795	1,167
RMAC Securities PLC
0.392% due 06/12/2044		$410	380
0.410% due 06/12/2044	EUR	3,941	5,034
0.694% due 06/12/2044	GBP	3,409	5,246
Southern Pacific Financing PLC
1.123% due 12/10/2042		456	679
Tenterden Funding PLC
2.027% due 03/21/2044		7,965	13,338
Windermere CMBS PLC
0.777% due 04/24/2017		2,433	3,997

			146,002

SOVEREIGN ISSUES 3.7%
United Kingdom Gilt
3.250% due 01/22/2044 (f)		49,800	76,290
4.250% due 06/07/2032		2,700	4,921
4.250% due 03/07/2036		1,500	2,734
4.750% due 12/07/2030		2,000	3,857
4.750% due 12/07/2038		2,100	4,139

			91,941

Total United Kingdom (Cost $308,233)			340,316

UNITED STATES 22.1%
ASSET-BACKED SECURITIES 2.0%
ACE Securities Corp. Home Equity Loan Trust
0.635% due 10/25/2035		$2,000	1,547
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.035% due 07/25/2034		848	789
Amortizing Residential Collateral Trust
0.745% due 07/25/2032		8	7
0.865% due 10/25/2031		3	3
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.985% due 02/25/2034		509	468
Asset-Backed Funding Certificates Trust
0.865% due 06/25/2034		3,113	2,964
Bear Stearns Asset-Backed Securities Trust
0.415% due 08/25/2020 ^		589	450
0.565% due 09/25/2046		1,792	1,446

Carrington Mortgage Loan Trust
0.485% due 10/25/2035		29	29
CIT Group Home Equity Loan Trust
0.705% due 06/25/2033		36	33
Citibank Omni Master Trust
2.917% due 08/15/2018		2,100	2,132
Citigroup Mortgage Loan Trust, Inc.
0.225% due 07/25/2045		2,066	1,586
0.235% due 05/25/2037		308	229
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		161	165
6.681% due 12/01/2033		63	64
Countrywide Asset-Backed Certificates
0.345% due 08/25/2036		1,181	1,148
0.345% due 09/25/2036		166	161
0.505% due 12/25/2036 ^		149	85
0.645% due 12/25/2031		11	8
0.815% due 06/25/2035		500	493
5.103% due 05/25/2035		2,000	1,947
Credit Suisse First Boston Mortgage Securities Corp.
0.785% due 01/25/2032		2	2
Credit-Based Asset Servicing and Securitization LLC
0.285% due 07/25/2037		270	169
Home Equity Asset Trust
0.765% due 11/25/2032		1	1
Home Equity Mortgage Loan Asset-Backed Trust
0.615% due 08/25/2035		1,000	980
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		453	89
Lehman XS Trust
0.315% due 04/25/2037 ^		1,948	1,372
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034		360	345
0.990% due 06/25/2035		2,096	2,043
Merrill Lynch Mortgage Investors Trust
0.245% due 09/25/2037		213	56
0.285% due 02/25/2037		58	27
0.665% due 06/25/2036		1,000	911
Morgan Stanley ABS Capital, Inc. Trust
0.215% due 07/25/2036		128	48
1.110% due 06/25/2034		1,622	1,522
Morgan Stanley Home Equity Loan Trust
0.515% due 04/25/2037		1,968	1,197
Morgan Stanley Mortgage Loan Trust
0.235% due 01/25/2047		10	10
0.525% due 04/25/2037		651	365
5.919% due 09/25/2046 ^		2,274	1,390
NovaStar Mortgage Funding Trust
0.875% due 12/25/2033		268	256
People’s Choice Home Loan Securities Trust
1.515% due 01/25/2035		2,000	1,692
Popular ABS Mortgage Pass-Through Trust
0.255% due 06/25/2047 ^		852	787
0.475% due 06/25/2047 ^		1,769	854
RAAC Series
1.365% due 09/25/2047		5,489	5,311
Renaissance Home Equity Loan Trust
0.665% due 12/25/2033		489	477
Residential Asset Mortgage Products Trust
0.675% due 06/25/2035		2,000	1,842
Residential Asset Securities Corp. Trust
0.665% due 07/25/2032 ^		30	26
Securitized Asset-Backed Receivables LLC Trust
0.215% due 12/25/2036		48	25
0.225% due 12/25/2036 ^		39	13
0.295% due 05/25/2037 ^		710	438
SLM Student Loan Trust
0.547% due 09/15/2021	EUR	1,547	2,125
1.738% due 04/25/2023		$1,710	1,764
Soundview Home Loan Trust
0.225% due 11/25/2036		41	16
0.295% due 12/25/2036		1,797	1,714
0.415% due 08/25/2037		3,000	1,976
Structured Asset Investment Loan Trust
0.525% due 10/25/2035		1,243	1,202
0.885% due 05/25/2035		3,522	2,981
Structured Asset Securities Corp.
1.669% due 04/25/2035		431	413
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.565% due 05/25/2034		2	2
0.745% due 01/25/2033		7	6

Washington Mutual Asset-Backed Certificates Trust
0.225% due 10/25/2036		65	27

			50,228

BANK LOAN OBLIGATIONS 0.1%
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		1,985	2,002

CORPORATE BONDS & NOTES 3.1%
Ally Financial, Inc.
3.645% due 06/20/2014		4,600	4,680
8.300% due 02/12/2015		3,000	3,232
AutoZone, Inc.
6.500% due 01/15/2014		100	100
7.125% due 08/01/2018		400	474
Aviation Capital Group Corp.
7.125% due 10/15/2020		300	336
Avnet, Inc.
6.625% due 09/15/2016		500	561
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	1,213
Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	3,013
Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,118
6.000% due 06/15/2017		1,000	1,119
CenturyLink, Inc.
6.000% due 04/01/2017		2,800	3,101
CIT Group, Inc.
4.750% due 02/15/2015		100	104
5.250% due 04/01/2014		2,200	2,227
Citigroup, Inc.
5.500% due 10/15/2014		188	195
Computer Sciences Corp.
6.500% due 03/15/2018		3,800	4,363
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,226
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		6,000	5,820
International Lease Finance Corp.
6.500% due 09/01/2014		7,000	7,262
6.750% due 09/01/2016		300	336
Jones Group, Inc.
5.125% due 11/15/2014		8,025	8,266
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		14,600	3,194
Masco Corp.
6.125% due 10/03/2016		8,200	9,225
Maytag Corp.
5.000% due 05/15/2015		2,200	2,307
Merrill Lynch & Co., Inc.
0.517% due 08/25/2014	EUR	900	1,238
4.875% due 05/30/2014		3,150	4,405
PPG Industries, Inc.
6.650% due 03/15/2018		$4,000	4,628
Ryder System, Inc.
5.850% due 03/01/2014		500	504
Simon Property Group LP
6.125% due 05/30/2018		1,900	2,201
Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,129
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,131

			78,708

MORTGAGE-BACKED SECURITIES 8.4%
Adjustable Rate Mortgage Trust
2.801% due 09/25/2035		393	349
3.178% due 07/25/2035		702	650
American Home Mortgage Assets Trust
0.355% due 09/25/2046		1,840	1,308
0.395% due 09/25/2046 ^		117	10
American Home Mortgage Investment Trust
1.849% due 09/25/2045		675	642
2.173% due 10/25/2034		620	612
Banc of America Funding Corp.
2.722% due 10/20/2046 ^		1,624	1,301
2.827% due 11/20/2034		1,406	1,339
3.694% due 01/20/2047 ^		381	307
5.500% due 09/25/2035		4,173	4,269
5.750% due 11/25/2035		1,330	1,373
6.000% due 08/25/2036 ^		522	509

Banc of America Mortgage Trust
2.733% due 07/25/2035	236	225
2.774% due 09/25/2035	603	570
5.500% due 11/25/2035	618	618
BCAP LLC Trust
0.905% due 01/26/2047	1,421	1,232
2.487% due 02/26/2036	552	541
5.250% due 02/26/2036	2,454	2,235
5.250% due 08/26/2037	2,678	2,719
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	348	349
2.363% due 02/25/2033	9	9
2.401% due 02/25/2036 ^	763	534
2.512% due 05/25/2033	145	145
2.523% due 10/25/2033	250	250
2.660% due 10/25/2035	50	50
2.730% due 05/25/2034	237	221
2.758% due 11/25/2034	1,558	1,476
2.793% due 03/25/2035	845	844
2.817% due 05/25/2034	722	691
2.831% due 02/25/2034	47	47
5.145% due 08/25/2035	708	717
Bear Stearns Alt-A Trust
2.550% due 11/25/2035 ^	112	87
2.556% due 08/25/2036 ^	128	88
2.598% due 11/25/2036	2,298	1,594
2.801% due 08/25/2036 ^	2,361	1,673
4.387% due 11/25/2036 ^	935	717
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036	255	195
Bella Vista Mortgage Trust
0.417% due 05/20/2045	62	50
Chase Mortgage Finance Trust
2.722% due 02/25/2037	1,278	1,295
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	857	856
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035	1,133	1,120
2.290% due 09/25/2035	1,220	1,199
2.613% due 08/25/2035	718	709
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	1,009	1,036
Commercial Mortgage Trust
0.589% due 03/10/2046 (a)	12,000	537
1.800% due 01/10/2046 (a)	19,759	1,898
Countrywide Alternative Loan Trust
0.325% due 02/25/2047	783	667
0.335% due 05/25/2047	753	645
0.365% due 05/25/2036	95	73
0.365% due 06/25/2037	2,262	1,864
0.375% due 05/25/2035	2,112	1,783
0.375% due 07/25/2046	1,950	1,613
0.377% due 03/20/2046	118	85
0.415% due 09/25/2046 ^	1,632	354
0.425% due 07/25/2046 ^	1,050	281
0.445% due 12/25/2035	60	52
0.447% due 09/20/2046	1,391	362
0.515% due 05/25/2037 ^	1,088	721
0.565% due 06/25/2036 ^	668	427
0.585% due 12/25/2035	426	233
1.485% due 11/25/2035	964	730
1.528% due 08/25/2035	782	700
2.025% due 11/25/2035	686	534
5.250% due 06/25/2035 ^	442	382
6.000% due 10/25/2032	3	3
6.000% due 01/25/2037 ^	2,228	1,848
6.250% due 08/25/2037 ^	907	729
6.500% due 08/25/2032	726	735
Countrywide Home Loan Mortgage Pass-Through Trust
0.365% due 04/25/2046	2,209	1,705
0.385% due 05/25/2035	1,045	746
0.455% due 04/25/2035	166	136
0.485% due 03/25/2035	2,451	1,842
0.495% due 02/25/2035	336	309
0.505% due 02/25/2035	148	129
0.505% due 03/25/2036	633	343
2.417% due 02/20/2036	1,180	1,047
2.504% due 11/25/2034	97	90
2.640% due 04/20/2036 ^	556	441
2.668% due 08/25/2034	109	101
2.675% due 11/19/2033	22	21
2.726% due 09/25/2047 ^	1,590	1,326
2.826% due 08/25/2034	214	189
4.819% due 11/20/2034	1,893	1,766
5.034% due 01/20/2035	313	309

Credit Suisse First Boston Mortgage Securities Corp.
1.315% due 03/25/2034 ^	193	173
2.329% due 07/25/2033	54	54
2.438% due 08/25/2033	367	363
6.000% due 12/25/2035	500	506
Credit Suisse Mortgage Capital Certificates
5.758% due 12/16/2049	5,943	6,508
6.500% due 07/26/2036	920	485
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)	15,100	272
1.382% due 11/10/2046 (a)	37,276	1,363
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	1,147	1,006
Deutsche ALT-B Securities, Inc.
0.265% due 10/25/2036 ^	144	81
6.300% due 07/25/2036 ^	952	649
Deutsche Mortgage Securities, Inc.
5.230% due 06/26/2035	1,534	1,546
Extended Stay America Trust
1.079% due 12/05/2031 (a)	34,000	789
First Horizon Alternative Mortgage Securities
2.250% due 08/25/2035	1,707	1,533
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035	408	388
5.000% due 10/25/2020	121	123
GMAC Mortgage Corp. Loan Trust
3.031% due 06/25/2034	82	78
GreenPoint Mortgage Funding Trust
0.345% due 01/25/2037	1,523	1,074
Greenpoint Mortgage Funding Trust
0.365% due 12/25/2046 ^	1,229	585
0.375% due 04/25/2036	866	648
0.385% due 06/25/2045	454	411
0.435% due 11/25/2045	90	68
Greenpoint Mortgage Pass-Through Certificates
2.792% due 10/25/2033	160	158
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,200	1,267
GS Mortgage Securities Trust
1.766% due 02/10/2046 (a)	19,748	2,113
2.389% due 11/10/2045 (a)	25,647	3,389
GSR Mortgage Loan Trust
0.425% due 08/25/2046	851	242
1.860% due 03/25/2033	218	214
2.648% due 09/25/2035	590	588
2.870% due 05/25/2035	492	450
HarborView Mortgage Loan Trust
0.355% due 07/21/2036	1,402	1,128
0.356% due 09/19/2037	1,599	1,266
0.406% due 03/19/2036	242	178
0.446% due 02/19/2036	764	575
0.476% due 11/19/2035	1,311	1,095
0.516% due 01/19/2035	90	66
0.906% due 02/19/2034	3	3
2.530% due 05/19/2033	452	451
2.742% due 07/19/2035	58	50
2.746% due 07/19/2035	175	152
HomeBanc Mortgage Trust
0.345% due 12/25/2036	77	66
Impac CMB Trust
0.825% due 03/25/2035	85	76
0.945% due 10/25/2034	851	800
IndyMac Mortgage Loan Trust
0.375% due 05/25/2046	1,354	1,144
0.405% due 06/25/2037	1,076	959
0.415% due 02/25/2037	1,600	820
0.455% due 11/25/2036	902	368
2.503% due 12/25/2034	278	257
4.643% due 08/25/2035	479	398
4.644% due 09/25/2035 ^	223	12
4.933% due 11/25/2035	1,571	1,515
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	97	82
JPMorgan Chase Commercial Mortgage Securities Trust
1.336% due 12/15/2047 (a)	84,533	6,564
5.244% due 01/12/2043	2,000	2,125
JPMorgan Mortgage Trust
1.990% due 11/25/2033	247	244
2.430% due 07/27/2037	1,963	1,688
2.470% due 08/25/2035	1,289	1,281
2.599% due 10/25/2035	521	523
2.716% due 02/25/2036	1,497	1,349
2.813% due 07/25/2035	573	576
Lehman XS Trust
0.395% due 06/25/2046 ^	15	0
0.405% due 11/25/2046	195	23

0.485% due 11/25/2046 ^	863	228
MASTR Adjustable Rate Mortgages Trust
0.375% due 04/25/2046	429	320
0.505% due 05/25/2047 ^	1,333	379
2.623% due 11/21/2034	2,039	2,093
MASTR Alternative Loan Trust
0.565% due 03/25/2036	571	130
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.607% due 12/15/2030	6	6
Merrill Lynch Mortgage Investors Trust
0.415% due 11/25/2035	969	895
0.415% due 08/25/2036	297	278
1.165% due 10/25/2035	2,538	2,498
1.596% due 10/25/2035	1,656	1,610
2.229% due 02/25/2033	194	186
2.521% due 06/25/2035	902	879
2.862% due 06/25/2037	618	585
Merrill Lynch Mortgage-Backed Securities Trust
4.627% due 04/25/2037 ^	65	54
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	699	759
Morgan Stanley Bank of America Merrill Lynch Trust
1.469% due 05/15/2046 (a)	67,573	5,401
Nomura Asset Acceptance Corp.
2.507% due 10/25/2035	696	617
2.896% due 08/25/2035	1,227	1,177
5.233% due 02/25/2036 ^	311	258
5.820% due 03/25/2047	790	792
6.138% due 03/25/2047	676	677
RBSSP Resecuritization Trust
2.420% due 10/26/2036	1,873	1,910
Residential Accredit Loans, Inc. Trust
0.315% due 02/25/2047	1,924	1,096
0.375% due 04/25/2046	113	57
0.465% due 01/25/2035	1,307	1,285
0.470% due 09/25/2046	1,598	423
3.201% due 08/25/2035 ^	146	87
3.534% due 09/25/2035 ^	707	546
6.000% due 06/25/2037 ^	971	733
Residential Asset Securitization Trust
0.615% due 12/25/2036 ^	507	185
6.250% due 10/25/2036 ^	444	343
6.500% due 08/25/2036 ^	978	644
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^	496	407
5.359% due 06/25/2035	658	644
Sequoia Mortgage Trust
0.517% due 07/20/2033	443	438
2.634% due 04/20/2035	345	342
Structured Adjustable Rate Mortgage Loan Trust
0.385% due 05/25/2037	128	91
1.534% due 01/25/2035	54	43
1.849% due 10/25/2037 ^	501	313
2.466% due 04/25/2035	2,225	2,100
2.495% due 04/25/2034	814	816
2.906% due 02/25/2034	342	343
Structured Asset Mortgage Investments Trust
0.355% due 07/25/2046	1,481	1,228
0.375% due 04/25/2036	544	393
0.385% due 09/25/2047	200	152
0.395% due 05/25/2045	636	552
0.415% due 09/25/2047 ^	128	2
0.416% due 07/19/2035	2,269	2,130
0.475% due 12/25/2035	45	33
0.746% due 07/19/2034	20	20
1.628% due 08/25/2047	2,509	2,187
Structured Asset Securities Corp.
2.625% due 10/28/2035	749	709
5.500% due 05/25/2035	409	426
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.829% due 05/25/2032	44	43
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	41
Thornburg Mortgage Securities Trust
1.415% due 06/25/2047	1,346	1,175
5.750% due 06/25/2047	3,372	3,162
UBS-Barclays Commercial Mortgage Trust
1.880% due 12/10/2045 (a)	62,387	6,997
UBS-Citigroup Commercial Mortgage Trust
2.491% due 01/10/2045 (a)	22,486	2,635
Wachovia Bank Commercial Mortgage Trust
0.307% due 06/15/2020	2,000	1,959
5.728% due 06/15/2049	289	297
WaMu Mortgage Pass-Through Certificates
0.385% due 07/25/2046 ^	79	5
0.445% due 11/25/2045	513	456

0.455% due 07/25/2045	1,009	950
0.455% due 10/25/2045	258	241
0.475% due 01/25/2045	266	251
0.485% due 01/25/2045	192	185
0.558% due 11/25/2034	1,483	1,429
0.678% due 11/25/2034	1,005	954
0.899% due 04/25/2047	952	845
0.949% due 12/25/2046	635	603
1.083% due 05/25/2046	1,807	1,664
1.340% due 05/25/2041	216	212
1.543% due 06/25/2042	148	136
1.543% due 08/25/2042	116	108
2.086% due 12/25/2036 ^	71	60
2.127% due 04/25/2037	1,997	1,575
2.409% due 02/25/2037 ^	1,136	921
2.417% due 08/25/2034	867	862
2.454% due 06/25/2033	141	140
2.463% due 11/25/2046	269	251
2.463% due 12/25/2046	962	925
2.482% due 12/25/2035	1,509	1,395
2.488% due 03/25/2035	874	869
2.530% due 03/25/2034	775	771
4.378% due 03/25/2036	2,099	1,957
4.733% due 02/25/2037	783	725
Washington Mutual MSC Mortgage Pass-Through Certificates
0.415% due 07/25/2046	261	46
1.079% due 07/25/2046 ^	771	437
1.109% due 05/25/2046	2,644	1,887
2.063% due 02/25/2033	3	3
6.000% due 10/25/2035 ^	1,093	891
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	370	333
Wells Fargo Mortgage-Backed Securities Trust
2.628% due 03/25/2036	197	195
2.633% due 04/25/2036	627	616
5.573% due 04/25/2036	386	130
6.000% due 10/25/2036	620	609
WFRBS Commercial Mortgage Trust
0.326% due 03/15/2048 (a)	26,228	718
1.514% due 03/15/2045 (a)	70,225	5,798
1.521% due 03/15/2048 (a)	79,402	7,148

		211,585

MUNICIPAL BONDS & NOTES 0.2%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	925
California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,000	1,032
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	615	598
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	500	595
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	549

		3,699

	SHARES
PREFERRED SECURITIES 0.1%
Citigroup Capital
7.875% due 10/30/2040	75,000	2,044
SLM Corp. CPI Linked Security
3.235% due 01/16/2018	15,700	369

		2,413

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 5.5%
Fannie Mae
0.225% due 07/25/2037	$1,068	1,004
0.285% due 03/25/2034	19	19
0.315% due 08/25/2034	17	17
0.365% due 10/27/2037	7,400	7,346
0.565% due 06/25/2029	8	8
0.595% due 11/25/2040	7,565	7,586
0.615% due 11/25/2040	9,107	9,118
0.665% due 11/25/2040 - 12/25/2040	9,797	9,781
1.344% due 06/01/2043 - 10/01/2044	290	298

2.006% due 12/01/2034		57	59
2.204% due 03/01/2033		135	141
2.248% due 06/01/2035		103	110
2.338% due 05/01/2026		13	14
2.375% due 09/01/2019		6	6
2.396% due 01/25/2022 (a)		21,753	2,792
2.485% due 11/01/2034		1,550	1,657
2.580% due 11/01/2015		1,894	1,898
3.000% due 03/01/2043 - 01/01/2044		18,856	17,949
3.490% due 12/01/2020		5,032	5,239
4.412% due 12/01/2036		153	162
4.806% due 09/01/2035		110	118
5.700% due 08/01/2018		2,188	2,353
6.000% due 04/25/2043 - 07/25/2044		992	1,110
6.500% due 06/25/2044		26	30
FDIC Structured Sale Guaranteed Notes
0.670% due 11/29/2037		706	705
Federal Housing Administration
6.896% due 07/01/2020		496	481
7.430% due 11/01/2022		31	30
Freddie Mac
0.425% due 08/25/2031		35	34
0.617% due 12/15/2031		60	60
0.647% due 10/15/2040		5,188	5,176
0.667% due 11/15/2040		2,227	2,235
0.767% due 12/15/2037		2,301	2,322
0.903% due 09/25/2022 (a)		23,875	1,429
1.053% due 11/25/2022 (a)		29,032	2,078
1.297% due 08/25/2019 (a)		38,791	2,415
1.344% due 10/25/2044		929	941
1.380% due 11/25/2019 (a)		34,992	2,395
2.335% due 06/01/2024		27	29
2.403% due 09/01/2035		66	70
2.500% due 03/01/2036		256	263
4.407% due 11/01/2035		156	164
4.833% due 10/01/2035		55	59
5.013% due 10/01/2035		110	117
5.174% due 08/01/2035		147	155
Ginnie Mae
1.625% due 10/20/2029		20	20
6.000% due 08/20/2034		6,028	6,768
NCUA Guaranteed Notes
0.539% due 11/06/2017		39,587	39,636
0.549% due 03/06/2020		1,673	1,679

			138,076

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Inflation Protected Securities (c)(f)
0.125% due 07/15/2022		3,656	3,502
0.125% due 01/15/2023		51,096	48,240
1.375% due 01/15/2020		3,132	3,364
1.750% due 01/15/2028		4,348	4,653
2.375% due 01/15/2027		4,980	5,736
2.500% due 01/15/2029		1,958	2,299

			67,794

Total United States (Cost $556,807)			554,505

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$3,200	2,601

Total Virgin Islands (British) (Cost $3,180)			2,601

SHORT-TERM INSTRUMENTS 6.9%
COMMERCIAL PAPER 1.3%
Entergy Corp.
0.895% due 03/10/2014		$2,900	2,898
Vodafone Group PLC
0.720% due 01/28/2014		30,000	29,984

			32,882

REPURCHASE AGREEMENTS (e) 0.0%			242

MEXICO TREASURY BILLS 4.7%
3.908% due 01/23/2014 - 06/26/2014 (b)	MXN	1,568,824	119,432

U.S. TREASURY BILLS 0.9%
0.118% due 01/16/2014 - 12/11/2014 (b)(f)(h)(j)	$23,450	23,429

Total Short-Term Instruments (Cost $180,049)		175,985

Total Investments in Securities (Cost $2,706,246)		2,729,342

	SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short-Term Floating NAV Portfolio	9,143,187	91,478

Total Short-Term Instruments (Cost $91,482)		91,478

Total Investments in Affiliates (Cost $91,482)		91,478

Total Investments 111.9% (Cost $2,797,728)		$2,820,820
Financial Derivative Instruments (g)(i) (0.4%) (Cost or Premiums, net $(884))		(11,111)
Other Assets and Liabilities, net (11.5%)		(288,653)

Net Assets 100.0%		$2,521,056

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$242	Freddie Mac 2.080% due 10/17/2022	$(249)	$242	$242

Total Repurchase Agreements						$(249)	$242	$242

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
RDR	0.180%	12/16/2013	01/15/2014	$(68,541)	$(68,547)

Total Reverse Repurchase Agreements					$(68,547)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.150%	12/05/2013	01/16/2014	EUR	(92,820)	$(127,758)
	0.160%	12/05/2013	01/16/2014		(29,900)	(41,188)
	0.170%	11/22/2013	01/16/2014		(9,589)	(13,213)
MYI	0.559%	11/14/2013	02/20/2014	GBP	(37,378)	(61,155)
ULW	0.160%	11/22/2013	01/16/2014	EUR	(23,917)	(32,956)

Total Sale-Buyback Transactions						$(276,270)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $290,279 at a weighted average interest rate of 0.211%.
(3)	Payable for sale-buyback transactions includes $390 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	02/01/2044	$85,000	$(87,471)	$(87,258)

Total Short Sales				$(87,471)	$(87,258)

(f)	Securities with an aggregate market value of $341,945 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.000	01/24/2014	139	$(67)	$(27)
Call - CBOT U.S. Treasury 10-Year Note February Futures	124.500	01/24/2014	183	(51)	(18)
Call - CME 90-Day Eurodollar June Futures	99.750	06/16/2014	1,776	(86)	(89)
Put - CME 90-Day Eurodollar June Futures	99.750	06/16/2014	1,776	(374)	(377)

Total Written Options				$(578)	$(511)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	466	$(58)	$24	$(48)
3-Month Euribor June Futures	Long	06/2014	45	(3)	1	(2)
3-Month Euribor September Futures	Long	09/2014	589	(52)	20	(51)
90-Day Eurodollar December Futures	Long	12/2014	1,774	(130)	0	(44)
90-Day Eurodollar June Futures	Long	06/2014	792	9	0	0
90-Day Eurodollar March Futures	Long	03/2015	147	(24)	0	(4)
90-Day Eurodollar September Futures	Long	09/2014	2,636	(54)	0	(33)
Australia Government 3-Year Bond March Futures	Long	03/2014	104	23	11	0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	505	(38)	35	(17)
Canada Government 10-Year Bond March Futures	Short	03/2014	639	608	188	(276)
Euro-BTP Italy Government Bond March Futures	Long	03/2014	1,128	1,059	1,474	0
Euro-Bund 10-Year Bond March Futures	Short	03/2014	580	543	0	(156)
Euro-OAT France Government Bond March Futures	Long	03/2014	557	(1,164)	61	0
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	505	284	9	(17)
U.S. Treasury 10-Year Note March Futures	Short	03/2014	1,177	915	202	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2014	168	324	79	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	1,924	(104)	239	(139)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2014	848	(8)	35	(18)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	2,839	(188)	294	(147)
United Kingdom Government 10-Year Gilt March Futures	Short	03/2014	737	1,885	1	(530)

Total Futures Contracts				$3,827	$2,673	$(1,482)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		$111,000	$(7,070)	$(865)	$0	$(402)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		288,900	1,927	564	1,631	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		900	71	34	12	0
Receive	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	AUD	11,900	154	39	0	(32)
Pay	6-Month EUR-EURIBOR	2.250%	03/19/2024	EUR	7,600	27	1	23	0
Pay	6-Month GBP-LIBOR	3.000%	03/19/2024	GBP	13,800	(137)	(364)	133	0
Receive	6-Month GBP-LIBOR	3.500%	03/19/2044		18,800	(221)	180	0	(263)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2028	JPY	20,350,000	4,380	(1,658)	0	(979)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		22,690,000	(6,297)	(4,655)	0	(1,293)

						$(7,166)	$(6,724)	$1,799	$(2,969)

Total Swap Agreements						$(7,166)	$(6,724)	$1,799	$(2,969)

(h)	Securities with an aggregate market value of $171 and cash of $36,897 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	AUD	10,523		$9,547	$153	$0
	01/2014	EUR	50,000		68,734	0	(51)
	01/2014	GBP	10,865		17,754	0	(238)
	01/2014	NZD	173,270		141,936	0	(561)
	01/2014		$25,000	CHF	22,159	0	(159)
	01/2014		358,028	EUR	264,513	5,862	0
	01/2014		259,746	JPY	26,762,676	0	(5,598)
	02/2014	EUR	8,000		$11,052	46	0
	02/2014	JPY	1,222,900		12,246	631	0
	02/2014		$4,358	NOK	26,885	68	0
	02/2014		40,000	SGD	50,784	243	0
	03/2014	MXN	1,242,065		$97,291	2,638	0
	04/2014		$40,000	KRW	42,360,000	53	0
	09/2015		4,590	CNY	28,183	0	(6)
BPS	01/2014	AUD	10,042		$9,143	178	0
	01/2014	BRL	73,119		32,798	1,805	0
	01/2014	EUR	40,000	CAD	58,883	399	0
	01/2014		19,600	CHF	24,024	0	(32)
	01/2014		7,250	NOK	60,735	38	0
	01/2014		20,500	SEK	182,459	164	0
	01/2014		$31,213	BRL	73,119	0	(220)
	01/2014		25,110	GBP	15,358	322	0
	01/2014		171,229	JPY	17,618,976	0	(3,911)
	02/2014		2,796	NOK	17,065	14	0
	03/2014	MXN	63,567		$4,870	34	0
	06/2014		15,589		1,185	8	0
BRC	01/2014	AUD	6,435		5,745	0	0
	01/2014	CNY	457,376		74,231	0	(1,109)
	01/2014	DKK	124,354		23,000	68	0
	01/2014	EUR	7,000	CAD	10,306	71	0
	01/2014	GBP	45,561		$74,173	0	(1,273)
	01/2014	JPY	154,813		1,472	2	0
	01/2014		$110,238	AUD	124,347	770	0
	01/2014		23,000	CHF	20,419	0	(110)
	01/2014		320	DKK	1,775	7	0
	01/2014		1,701	EUR	1,250	19	0
	01/2014	ZAR	32,705		$3,196	84	0
	02/2014	AUD	124,347		110,028	0	(770)
	02/2014		$5,737	EUR	4,164	0	(9)
	02/2014		75,686	GBP	46,496	1,292	0
	04/2014		3,903	CNY	23,750	0	(17)
	09/2015		5,883		36,000	0	(27)
CBK	01/2014	AUD	125,315		$114,320	2,448	0
	01/2014	BRL	19,276		8,249	79	0
	01/2014	EUR	7,250	NOK	60,703	33	0
	01/2014		11,000	SEK	97,271	4	(14)
	01/2014		307,349		$422,959	291	(152)
	01/2014	GBP	15,321		25,134	0	(236)
	01/2014	JPY	2,704,424	AUD	29,000	208	0
	01/2014		2,852,838		$27,148	57	0
	01/2014		$8,228	BRL	19,276	0	(58)
	01/2014		14,120	EUR	10,411	202	0
	02/2014	EUR	20,300		$27,972	45	0
	02/2014	GBP	15,306		25,285	4	(59)
	02/2014		$402,197	EUR	292,155	3	(288)
	02/2014		40,000	SGD	50,668	151	0
	03/2014	CAD	2,067		$1,948	5	0
	04/2014		$9,834	CNY	59,911	0	(31)
	09/2015		13,377		81,153	5	(183)
DUB	01/2014	AUD	17,694		$15,678	0	(118)
	01/2014	BRL	6,334		2,798	113	0
	01/2014	EUR	10,000	CHF	12,256	0	(18)
	01/2014		35,000	NOK	293,704	269	0
	01/2014	JPY	2,330,200	AUD	25,000	191	0
	01/2014		1,113,000		$10,718	149	0
	01/2014		$2,704	BRL	6,334	0	(19)
	01/2014		30,000	CAD	31,927	53	0
	01/2014		1,002	ZAR	9,796	0	(69)
	02/2014		23,057	EUR	16,772	16	0
FBF	01/2014	EUR	5,500	SEK	48,592	0	(12)
	01/2014	JPY	3,220,763		$30,827	242	0
	01/2014		$91,317	GBP	56,388	2,059	0
	02/2014		1,474		894	6	0
	04/2014		48,750	KRW	51,706,688	140	0
GLM	01/2014	EUR	9,000	CHF	11,032	0	(14)
	01/2014		7,250	NOK	60,772	44	0
	01/2014		50,000		$68,700	0	(85)
	01/2014	JPY	2,330,200	AUD	25,000	191	0
	01/2014		2,629,800		$25,000	28	0
	01/2014		$19,300	JPY	1,997,550	0	(332)
	01/2014		1,227	ZAR	12,157	0	(70)
GST	04/2014		4,068	CNY	24,774	0	(14)
HUS	01/2014	AUD	4,458		$3,950	0	(30)
	01/2014	EUR	10,000	NOK	84,458	166	0
	01/2014		7,000	SEK	62,473	83	0
	01/2014		33,505		$45,210	0	(883)
	01/2014	GBP	12,000		19,839	0	(32)
	01/2014	JPY	6,928,200		67,921	2,129	0
	01/2014		$11,007	AUD	12,369	35	0
	01/2014		91,979	EUR	68,087	1,688	0
	01/2014		222	ZAR	2,199	0	(13)
	02/2014	EUR	37,157		$51,184	68	0
	02/2014		$52,447	SEK	336,845	0	(105)
	04/2014	DKK	57,905		$10,732	47	0
	04/2014		$2,602	CNY	15,833	0	(11)
JPM	01/2014	AUD	4,415		$4,025	84	0
	01/2014	BRL	67,115		28,650	202	0
	01/2014	EUR	26,250	NOK	221,120	340	0
	01/2014		38		$51	0	(1)
	01/2014	JPY	14,955,850		144,834	2,812	0
	01/2014		$30,256	BRL	67,115	0	(1,808)
	01/2014		31,283	JPY	3,213,200	0	(770)
	01/2014		182	RUB	5,955	0	(1)
	02/2014	JPY	3,086,900		$31,090	1,771	0
	04/2014		$7,000	CNY	42,636	0	(24)
	09/2015		1,852		11,190	0	(32)
MSC	01/2014	BRL	48,671		$20,938	308	0
	01/2014	MXN	143,657		11,031	46	0
	01/2014		$20,661	BRL	48,671	0	(31)
	02/2014	BRL	5,888		$2,501	25	0
	02/2014	JPY	3,588,900		36,124	2,037	0
	02/2014		$442,880	JPY	44,373,000	0	(21,438)
	02/2014		48,750	SGD	61,793	217	0
	03/2014	MXN	166,784		$12,626	0	(84)
	06/2014		70,642		5,342	7	(2)
	09/2015		$4,440	CNY	27,317	3	0
RBC	01/2014	EUR	9,700	CHF	11,890	0	(16)
	01/2014		$41,124	AUD	45,531	0	(477)
	02/2014		1,882	EUR	1,367	0	(1)
	02/2014		4,625	NOK	28,620	86	0
RYL	04/2014		14,932	CNY	91,290	15	(10)
SCX	01/2014	JPY	5,010,100		$48,104	527	0
UAG	01/2014	AUD	3,365		3,065	61	0
	01/2014	BRL	12,914		5,513	39	0
	01/2014	DKK	35,560		6,488	0	(70)
	01/2014	EUR	9,700	CHF	11,896	0	(9)
	01/2014	RUB	5,926		$180	0	0
	01/2014		$5,815	BRL	12,914	0	(341)
	01/2014		74,857	CNY	457,376	483	0
	01/2014		16,595	DKK	92,662	494	0
	01/2014		141,420	NZD	173,270	1,077	0
	02/2014	EUR	11,595		$16,030	78	0
	02/2014	NZD	173,270		141,128	0	(1,078)
	02/2014	SEK	100,017		15,116	0	(423)
	02/2014		$234	SEK	1,530	4	0
	03/2014		1,000	CAD	1,074	9	0
	04/2014	CNY	457,376		$74,823	0	(18)
	04/2014		$5,203	CNY	31,660	0	(23)
	04/2014		40,000	KRW	42,492,000	178	0
WST	01/2014	EUR	3,369		$4,533	0	(103)
	01/2014		$35,000	CAD	37,428	232	0
	01/2014		168,497	JPY	17,285,277	0	(4,348)

Total Forward Foreign Currency Contracts						$37,356	$(48,045)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$38,000	$3,065	$6,344
BPS	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	1,600	126	267
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	19,500	1,614	3,255

							$4,805	$9,866

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC USD versus JPY	JPY	115.000	01/23/2014	$325,000	$32	$1
	Call - OTC USD versus JPY		119.000	01/23/2014	200,000	20	0

						$52	$1

Total Purchased Options						$4,857	$9,867

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$161,000	$(3,059)	$(6,514)
BPS	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		6,700	(120)	(271)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		81,900	(1,544)	(3,313)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	33,100	(60)	(49)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		33,100	(67)	(11)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		$130,300	(280)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		130,300	(681)	(184)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	86,300	(166)	(128)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		86,300	(166)	(29)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$53,000	(170)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014		27,800	(101)	(2)

								$(6,414)	$(10,502)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC USD versus JPY	JPY 105.500	01/10/2014	$16,700	$(60)	$(70)
DUB	Put - OTC USD versus JPY	103.000	01/23/2014	13,300	(81)	(36)

					$(141)	$(106)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$(70)	$(5)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,300	(62)	(6)

						$(132)	$(11)

Total Written Options						$(6,687)	$(10,619)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CenturyLink, Inc.	(0.595%	)	06/20/2017	1.251%	$2,800	$0	$62	$62	$0
	Duke Capital Corp.	(1.000%	)	06/20/2018	0.724%	1,000	(20)	8	0	(12)
	Jones Group, Inc.	(5.000%	)	12/20/2014	0.391%	7,800	(501)	135	0	(366)
	Ryder System, Inc.	(1.000%	)	03/20/2014	0.054%	500	5	(6)	0	(1)
	Universal Health Services, Inc.	(1.250%	)	06/20/2016	0.323%	1,000	0	(23)	0	(23)
BPS	Lennar Corp.	(5.000%	)	06/20/2015	0.480%	1,000	(31)	(38)	0	(69)
BRC	Avnet, Inc.	(1.000%	)	09/20/2016	0.396%	500	16	(24)	0	(8)
	Centex Corp.	(5.000%	)	06/20/2014	0.071%	1,000	(52)	27	0	(25)
	Computer Sciences Corp.	(0.760%	)	03/20/2018	0.748%	750	0	(1)	0	(1)
	Credit Agricole S.A.	(1.000%	)	03/20/2014	0.115%	600	32	(33)	0	(1)
CBK	Masco Corp.	(1.910%	)	12/20/2016	0.601%	9,000	0	(354)	0	(354)
	Santander International Debt S.A.	(1.000%	)	03/20/2015	0.258%	5,100	328	(376)	0	(48)
DUB	AutoZone, Inc.	(1.000%	)	03/20/2014	0.047%	100	(2)	1	0	(1)
	Bank of America Corp.	(1.000%	)	06/20/2018	0.667%	5,700	868	(952)	0	(84)
	Cardinal Health, Inc.	(1.000%	)	12/20/2016	0.145%	1,000	(20)	(6)	0	(26)
	Cardinal Health, Inc.	(1.000%	)	06/20/2017	0.182%	1,000	(19)	(10)	0	(29)
	Simon Property Group LP	(0.947%	)	06/20/2018	0.448%	1,900	0	(42)	0	(42)
	Tate & Lyle International Finance PLC	(0.510%	)	12/20/2014	0.081%	1,000	0	(4)	0	(4)
FBF	PPG Industries, Inc.	(0.830%	)	03/20/2018	0.381%	4,000	0	(76)	0	(76)
GST	AutoZone, Inc.	(1.090%	)	09/20/2018	0.382%	400	0	(13)	0	(13)
	Computer Sciences Corp.	(1.180%	)	03/20/2018	0.748%	3,050	0	(56)	0	(56)
JPM	Whirlpool Corp.	(0.460%	)	06/20/2015	0.127%	2,200	0	(12)	0	(12)
MYC	CommonWealth REIT	(1.960%	)	12/20/2015	0.937%	8,250	0	(172)	0	(172)
	Pearson Dollar Finance PLC	(0.540%	)	06/20/2014	0.052%	6,800	0	(17)	0	(17)

							$604	$(1,982)	$62	$(1,440)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Japan Government International Bond	1.000%	06/20/2018	0.326%		$7,100	$135	$78	$213	$0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.367%	JPY	100,000	(99)	96	0	(3)
BRC	H.J. Heinz Co.	1.000%	03/20/2018	0.901%		$700	(36)	39	3	0
CBK	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.367%	JPY	70,000	(48)	47	0	(1)
FBF	Goldman Sachs Group, Inc.	1.000%	12/20/2014	0.298%		$1,000	(19)	27	8	0
GST	Japan Government International Bond	1.000%	06/20/2018	0.326%		48,100	886	556	1,442	0
MYC	H.J. Heinz Co.	1.000%	03/20/2018	0.901%		2,200	(110)	120	10	0
	Japan Government International Bond	1.000%	06/20/2018	0.326%		12,500	244	131	375	0

							$953	$1,094	$2,051	$(4)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	5.520%	09/11/2018	MXN	65,500	$2	$24	$26	$0
	Pay	28-Day MXN-TIIE	5.750%	02/22/2023		11,800	(10)	(49)	0	(59)
HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		234	0	1	1	0
	Pay	28-Day MXN-TIIE	5.530%	09/11/2018		25,000	0	11	11	0
	Pay	28-Day MXN-TIIE	5.750%	02/22/2023		4,300	(3)	(18)	0	(21)
JPM	Pay	28-Day MXN-TIIE	5.530%	09/11/2018		280,500	(1)	122	121	0
MYC	Pay	28-Day MXN-TIIE	6.590%	12/08/2015		20,800	(21)	93	72	0

							$(33)	$184	$231	$(80)

Total Swap Agreements							$1,524	$(704)	$2,344	$(1,524)

(j)	Securities with an aggregate market value of $20,997 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$16,712	$0	$16,712
Mortgage-Backed Securities	0	10,587	0	10,587
Sovereign Issues	0	27,954	0	27,954
Belgium
Sovereign Issues	0	8,622	0	8,622
Brazil
Sovereign Issues	0	2,959	0	2,959
Canada
Corporate Bonds & Notes	0	15,531	0	15,531
Sovereign Issues	0	59,528	0	59,528
Cayman Islands
Asset-Backed Securities	0	14,837	0	14,837
Denmark
Corporate Bonds & Notes	0	10,926	0	10,926
Sovereign Issues	0	12,045	0	12,045
France
Asset-Backed Securities	0	315	0	315
Corporate Bonds & Notes	0	109,792	0	109,792
Sovereign Issues	0	213,939	0	213,939
Germany
Corporate Bonds & Notes	0	160,909	0	160,909
Sovereign Issues	0	32,113	0	32,113
Ireland
Asset-Backed Securities	0	10,573	0	10,573
Corporate Bonds & Notes	0	10,156	0	10,156
Mortgage-Backed Securities	0	7,320	0	7,320
Italy
Corporate Bonds & Notes	0	13,798	0	13,798
Mortgage-Backed Securities	0	21,089	0	21,089
Sovereign Issues	0	48,635	0	48,635
Japan
Corporate Bonds & Notes	0	8,458	0	8,458
Sovereign Issues	0	82,043	0	82,043
Luxembourg
Asset-Backed Securities	0	3,336	0	3,336
Corporate Bonds & Notes	0	14,205	0	14,205
Mexico
Sovereign Issues	0	62,033	0	62,033
Netherlands
Asset-Backed Securities	0	19,998	0	19,998
Corporate Bonds & Notes	0	12,989	0	12,989
New Zealand
Sovereign Issues	0	140,467	0	140,467
Norway
Corporate Bonds & Notes	0	42,473	0	42,473
Sovereign Issues	0	1,630	0	1,630
Slovenia
Sovereign Issues	0	18,424	0	18,424
South Africa
Sovereign Issues	0	641	0	641
Spain
Corporate Bonds & Notes	0	31,128	0	31,128
Sovereign Issues	0	333,135	0	333,135
Supranational
Corporate Bonds & Notes	0	40,969	0	40,969
Sweden
Corporate Bonds & Notes	0	23,015	0	23,015
Sovereign Issues	0	11,848	0	11,848
Thailand
Corporate Bonds & Notes	0	803	0	803
United Kingdom
Bank Loan Obligations	0	10,736	0	10,736
Corporate Bonds & Notes	0	91,637	0	91,637
Mortgage-Backed Securities	0	146,002	0	146,002
Sovereign Issues	0	91,941	0	91,941
United States
Asset-Backed Securities	0	50,228	0	50,228
Bank Loan Obligations	0	2,002	0	2,002
Corporate Bonds & Notes	0	78,708	0	78,708
Mortgage-Backed Securities	0	208,665	2,920	211,585
Municipal Bonds & Notes	0	3,699	0	3,699
Preferred Securities	2,044	369	0	2,413
U.S. Government Agencies	0	95,544	42,532	138,076
U.S. Treasury Obligations	0	67,794	0	67,794
Virgin Islands (British)
Corporate Bonds & Notes	0	2,601	0	2,601
Short-Term Instruments
Commercial Paper	0	32,882	0	32,882
Repurchase Agreements	0	242	0	242
Mexico Treasury Bills	0	119,432	0	119,432
U.S. Treasury Bills	0	23,429	0	23,429
	$2,044	$2,681,846	$45,452	$2,729,342

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$91,478	$0	$0	$91,478

Total Investments	$93,522	$2,681,846	$45,452	$2,820,820

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(87,258)	$0	$(87,258)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,673	1,799	0	4,472
Over the counter	0	49,567	0	49,567
	$2,673	$51,366	$0	$54,039

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,948)	(3,014)	0	(4,962)
Over the counter	0	(60,177)	(11)	(60,188)

	$(1,948)	$(63,191)	$(11)	$(65,150)

Totals	$94,247	$2,582,763	$45,441	$2,722,451

Assets and liabilities valued at $369 transferred from Level 1 to Level 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities	$3,965	$0	$(2,964)	$0	$3	$1	$0	$(1,005)	$0	$0
United States
Mortgage-Backed Securities	4,310	0	(3,139)	9	90	(38)	1,688	0	2,920	35
U.S. Government Agencies	51,076	0	(8,398)	0	0	(146)	0	0	42,532	(146)

	$59,351	$0	$(14,501)	$9	$93	$(183)	$1,688	$(1,005)	$45,452	$(111)

Financial Derivative Instruments - Liabilities
Over the counter	$(22)	$0	$0	$0	$0	$11	$0	$0	$(11)	$11

Totals	$59,329	$0	$(14,501)	$9	$93	$(172)	$1,688	$(1,005)	$45,441	$(100)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
Mortgage-Backed Securities	$2,920	Third Party Vendor	Broker Quote	86.00 - 86.67
U.S. Government Agencies	512	Benchmark Pricing	Base Price	97.14 - 97.77
	42,020	Third Party Vendor	Broker Quote	99.90 - 100.35

Financial Derivative Instruments - Liabilities
Over the counter	(11)	Indicative Market Quotation	Broker Quote	0.09 - 0.10

Total	$45,441

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.5%
AUSTRALIA 2.1%
CORPORATE BONDS & NOTES 1.5%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$44,400	$44,707
2.400% due 11/23/2016		300	311
Commonwealth Bank of Australia
3.492% due 08/13/2014		4,300	4,388
GE Capital Australia Funding Pty. Ltd.
4.500% due 01/30/2018	AUD	1,300	1,168
Westpac Banking Corp.
1.250% due 12/14/2018		$22,700	22,344
1.850% due 11/26/2019		10,100	9,925
2.700% due 12/09/2014		5,000	5,101

			87,944

MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Ltd.
0.379% due 02/21/2038		1,033	1,027
3.015% due 08/22/2037	AUD	1,277	1,135
Swan Trust
0.298% due 05/12/2037		$88	88
Torrens Trust
3.035% due 10/19/2038	AUD	2,297	2,021

			4,271

SOVEREIGN ISSUES 0.5%
New South Wales Treasury Corp.
6.000% due 03/01/2022		15,600	15,402
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		11,600	12,973

			28,375

Total Australia (Cost $123,947)			120,590

BELGIUM 0.1%
SOVEREIGN ISSUES 0.1%
Belgium Government International Bond
2.750% due 03/05/2015		$5,000	5,132

Total Belgium (Cost $5,051)			5,132

BRAZIL 0.1%
SOVEREIGN ISSUES 0.1%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023	BRL	12,980	4,661

Total Brazil (Cost $5,997)			4,661

CANADA 2.0%
CORPORATE BONDS & NOTES 0.2%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	4,722
Caisse Centrale Desjardins
2.550% due 03/24/2016		5,000	5,206

			9,928

SOVEREIGN ISSUES 1.8%
Canada Housing Trust
2.350% due 09/15/2023	CAD	1,100	963
2.400% due 12/15/2022		5,800	5,171
Province of British Columbia
4.300% due 06/18/2042		3,000	2,966
Province of Ontario
1.900% due 09/08/2017		22,600	21,240
2.100% due 09/08/2018		13,400	12,487
2.450% due 06/29/2022		$6,200	5,735

3.150% due 06/02/2022	CAD	3,400	3,151
4.300% due 03/08/2017		6,000	6,109
Province of Quebec
3.000% due 09/01/2023		19,200	17,143
3.500% due 12/01/2022		6,500	6,121
4.250% due 12/01/2021		8,800	8,855
4.500% due 12/01/2017		6,100	6,273
5.000% due 12/01/2038		8,100	8,464
6.000% due 10/01/2029		3,200	3,684

			108,362

Total Canada (Cost $123,037)			118,290

CAYMAN ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
ALM Loan Funding
1.037% due 11/20/2020		$402	402
BlackRock Senior Income Series Corp.
0.482% due 04/20/2019		1,254	1,227
Galaxy CLO Ltd.
0.478% due 04/25/2019		690	685
Hillmark Funding
0.489% due 05/21/2021		9,800	9,552
Kingsland Ltd.
0.494% due 06/13/2019		1,349	1,351
Lafayette CLO Ltd.
1.642% due 09/06/2022		416	416
Mountain View Funding CLO Ltd.
0.504% due 04/15/2019		1,538	1,526
MSIM Peconic Bay Ltd.
0.522% due 07/20/2019		1,141	1,139
Octagon Investment Partners Ltd.
0.479% due 04/23/2020		735	726
Pacifica CDO Corp.
0.498% due 01/26/2020		658	654

Total Cayman Islands (Cost $17,260)			17,678

DENMARK 0.4%
CORPORATE BONDS & NOTES 0.4%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	76,000	14,258
6.000% due 10/01/2029		493	105
Realkredit Danmark A/S
1.343% due 01/01/2038		3,724	712
2.000% due 01/01/2015		50,300	9,445

Total Denmark (Cost $23,976)			24,520

FRANCE 15.6%
ASSET-BACKED SECURITIES 0.0%
Titrisocram
1.202% due 03/25/2022	EUR	114	157

CORPORATE BONDS & NOTES 2.3%
Banque PSA Finance S.A.
4.000% due 06/24/2015		600	849
4.875% due 09/25/2015		2,000	2,884
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$6,800	6,975
Caisse Francaise de Financement Local
5.750% due 08/24/2015	AUD	1,600	1,466
Cie de Financement Foncier S.A.
0.992% due 04/17/2014		$1,800	1,803
2.500% due 09/16/2015		16,100	16,575
Credit Agricole Home Loan SFH
0.992% due 07/21/2014		16,000	16,051
Dexia Credit Local S.A.
0.618% due 11/07/2016		1,500	1,500
0.717% due 04/29/2014		12,100	12,118
2.750% due 01/10/2014		55,600	55,625
2.750% due 04/29/2014		21,745	21,917

			137,763

SOVEREIGN ISSUES 13.3%
Caisse d’Amortissement de la Dette Sociale
1.375% due 01/27/2014		2,300	2,302
3.500% due 07/01/2014		19,700	20,010

France Government Bond
1.000% due 05/25/2018	EUR	275,900	378,808
1.000% due 11/25/2018 (f)		105,500	143,668
3.250% due 05/25/2045		16,400	21,728
3.750% due 04/25/2017		43,500	65,891
4.000% due 10/25/2038		26,500	40,659
4.500% due 04/25/2041		71,100	117,655
4.750% due 04/25/2035		600	1,018
France Treasury Notes
1.000% due 07/25/2017		7,000	9,721

			801,460

Total France (Cost $912,326)			939,380

GERMANY 3.9%
CORPORATE BONDS & NOTES 1.9%
FMS Wertmanagement AoeR
3.375% due 06/17/2021	EUR	20,900	32,079
5.000% due 03/20/2017	AUD	4,000	3,711
KFW
2.750% due 09/07/2015	GBP	20,000	34,188
5.500% due 02/09/2022	AUD	20,500	19,088
6.000% due 08/20/2020		20,000	19,310
Landwirtschaftliche Rentenbank
5.500% due 03/29/2022		10,400	9,671

			118,047

SOVEREIGN ISSUES 2.0%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	6,197	8,335
1.500% due 05/15/2023		9,800	13,015
2.000% due 08/15/2023		600	830
2.500% due 07/04/2044		4,700	6,138
4.000% due 01/04/2037		50,800	84,605
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	42,500	7,041

			119,964

Total Germany (Cost $240,849)			238,011

GUERNSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
HSH N Finance Guernsey Ltd.
0.743% due 12/21/2015	EUR	20,900	28,886

Total Guernsey, Channel Islands (Cost $28,006)			28,886

IRELAND 0.2%
ASSET-BACKED SECURITIES 0.1%
Magi Funding PLC
0.591% due 04/11/2021	EUR	1,240	1,686
Mercator CLO PLC
0.452% due 02/18/2024		361	487
Race Point CLO Ltd.
0.504% due 04/15/2020		$4,670	4,639

			6,812

CORPORATE BONDS & NOTES 0.1%
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	3,400	5,164

MORTGAGE-BACKED SECURITIES 0.0%
Deco Pan Europe PLC
0.398% due 10/27/2019		11	16
Emerald Mortgages PLC
0.339% due 07/15/2048		564	634

Opera Germany PLC
0.444% due 10/20/2014		1,514	2,045

			2,695

Total Ireland (Cost $14,171)			14,671

ITALY 7.2%
ASSET-BACKED SECURITIES 0.2%
Berica Asset-Backed Security SRL
0.593% due 12/30/2055	EUR	9,080	12,108

CORPORATE BONDS & NOTES 0.1%
Intesa Sanpaolo SpA
2.638% due 02/24/2014		$6,300	6,319

MORTGAGE-BACKED SECURITIES 0.4%
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	16,898	21,832

SOVEREIGN ISSUES 6.5%
Italy Buoni Poliennali Del Tesoro
3.500% due 11/01/2017		37,300	53,575
3.500% due 06/01/2018		63,400	90,816
4.500% due 02/01/2018		1,000	1,486
4.750% due 05/01/2017		26,600	39,728
4.750% due 06/01/2017		61,400	91,575
5.250% due 08/01/2017		70,400	106,922
Italy Government International Bond
6.000% due 08/04/2028	GBP	3,500	6,030

			390,132

Total Italy (Cost $408,424)			430,391

JAPAN 13.6%
CORPORATE BONDS & NOTES 0.1%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	5,500	7,611
4.750% due 02/28/2014	JPY	60,000	570

			8,181

SOVEREIGN ISSUES 13.5%
Japan Government International Bond
1.500% due 03/20/2033		430,000	4,069
1.600% due 03/20/2033		40,760,000	392,039
1.700% due 09/20/2032		42,720,000	419,749

			815,857

Total Japan (Cost $888,052)			824,038

JERSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
WPP PLC
6.000% due 04/04/2017	GBP	4,075	7,503

Total Jersey, Channel Islands (Cost $5,304)			7,503

LUXEMBOURG 0.4%
ASSET-BACKED SECURITIES 0.1%
E-Carat S.A.
0.852% due 11/18/2020	EUR	874	1,202
Penta CLO S.A.
0.551% due 06/04/2024		3,002	3,978

			5,180

CORPORATE BONDS & NOTES 0.3%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014		3,100	4,353
7.625% due 09/15/2014		4,900	7,004

Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$4,900	4,952

			16,309

Total Luxembourg (Cost $20,511)			21,489

MEXICO 1.6%
SOVEREIGN ISSUES 1.6%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	250,000	18,714
6.250% due 06/16/2016		194,900	15,712
7.000% due 06/19/2014		530,000	41,433
8.000% due 06/11/2020		82,900	7,126
8.500% due 12/13/2018		76,200	6,605
10.000% due 12/05/2024		97,400	9,544

Total Mexico (Cost $100,520)			99,134

NETHERLANDS 0.8%
ASSET-BACKED SECURITIES 0.3%
Cadogan Square CLO BV
0.562% due 01/17/2023	EUR	1,757	2,365
Eurocredit CDO BV
0.672% due 02/22/2020		1,647	2,251
0.824% due 10/20/2016		178	244
Grosvenor Place CLO BV
0.474% due 07/20/2021		984	1,352
0.777% due 07/20/2021	GBP	1,648	2,730
Halcyon Structured Asset Management European CLO BV
0.580% due 01/25/2023	EUR	4,533	6,124
Harbourmaster CLO BV
0.568% due 10/11/2019		650	893
Jubilee CDO BV
0.730% due 10/15/2019		1,286	1,763
Leopard CLO BV
0.590% due 04/21/2020		688	939

			18,661

CORPORATE BONDS & NOTES 0.5%
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		$5,000	4,914
2.250% due 01/12/2017	EUR	400	576
6.750% due 03/02/2018	AUD	4,600	4,494
ING Bank NV
2.500% due 01/14/2016		$14,000	14,450
Royal Bank of Scotland NV
3.372% due 05/17/2018	AUD	7,000	5,638
Ziggo Finance BV
6.125% due 11/15/2017	EUR	150	214

			30,286

MORTGAGE-BACKED SECURITIES 0.0%
Atomium Mortgage Finance BV
0.431% due 07/01/2034		60	82
EMF-NL BV
1.225% due 07/17/2041		1,200	1,271

			1,353

Total Netherlands (Cost $49,547)			50,300

NEW ZEALAND 3.4%
SOVEREIGN ISSUES 3.4%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	84,900	72,371
5.500% due 04/15/2023		46,900	40,854
6.000% due 12/15/2017		5,000	4,420
6.000% due 05/15/2021		69,400	62,280
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		35,420	27,318

Total New Zealand (Cost $201,583)			207,243

NORWAY 0.7%
CORPORATE BONDS & NOTES 0.7%
Eksportfinans ASA
0.890% due 06/16/2015	JPY	400,000	3,660

2.000% due 09/15/2015		$6,700	6,616
2.375% due 05/25/2016		13,400	13,216
3.000% due 11/17/2014		17,800	17,894
5.500% due 05/25/2016		2,000	2,115
5.500% due 06/26/2017		1,000	1,058

Total Norway (Cost $43,500)			44,559

SLOVENIA 0.7%
SOVEREIGN ISSUES 0.7%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	29,300	41,846

Total Slovenia (Cost $39,376)			41,846

SPAIN 12.8%
CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	2,900	4,056
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		5,000	7,046

			11,102

SOVEREIGN ISSUES 12.6%
Autonomous Community of Madrid
4.305% due 03/06/2014		25,000	34,602
5.750% due 02/01/2018 (f)		5,100	7,805
Instituto de Credito Oficial
2.044% due 03/25/2014		36,500	50,349
4.375% due 03/31/2014		3,600	4,989
4.530% due 03/17/2016	CAD	11,785	11,321
5.000% due 11/14/2016		$900	974
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	3,000	4,624
6.505% due 03/01/2019		17,800	28,100
Spain Government International Bond
3.300% due 07/30/2016		19,900	28,334
3.750% due 10/31/2018		121,300	174,721
4.400% due 10/31/2023		25,900	36,320
4.500% due 01/31/2018		141,200	209,242
5.250% due 04/06/2029	GBP	1,700	2,689
5.400% due 01/31/2023	EUR	35,600	53,843
5.500% due 07/30/2017		63,600	97,211
Xunta de Galicia
6.131% due 04/03/2018		7,200	11,144
6.964% due 12/28/2017		3,000	4,762

			761,030

Total Spain (Cost $741,564)			772,132

SUPRANATIONAL 2.3%
CORPORATE BONDS & NOTES 2.3%
African Development Bank
5.250% due 03/23/2022	AUD	200	184
Asian Development Bank
5.000% due 03/09/2022		500	454
Council of Europe Development Bank
5.625% due 12/14/2015		2,500	2,334
6.000% due 10/08/2020		8,300	7,852
EUROFIMA
5.625% due 10/24/2016		5,625	5,306
6.250% due 12/28/2018		48,935	47,586
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	922
0.500% due 12/21/2023		500	267
European Investment Bank
6.000% due 08/06/2020		5,700	5,462
6.125% due 01/23/2017		9,100	8,767
6.250% due 04/15/2015		49,500	46,109
6.250% due 06/08/2021		9,600	9,270
Inter-American Development Bank
6.000% due 02/26/2021		1,000	968
International Finance Corp.
5.000% due 08/03/2016		2,400	2,240
5.750% due 07/28/2020		200	192
Nordic Investment Bank
5.000% due 04/19/2022		500	452

Total Supranational (Cost $156,613)			138,365

SWEDEN 0.9%
CORPORATE BONDS & NOTES 0.6%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	63,000	10,020
Stadshypotek AB
3.000% due 03/21/2018		58,000	9,300
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018		43,000	7,175
Swedbank Hypotek AB
3.750% due 12/20/2017		58,700	9,700

			36,195

SOVEREIGN ISSUES 0.3%
Sweden Government International Bond
4.250% due 03/12/2019		95,100	16,569

Total Sweden (Cost $51,800)			52,764

UNITED KINGDOM 10.9%
BANK LOAN OBLIGATIONS 0.2%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$12,200	12,241

CORPORATE BONDS & NOTES 2.2%
Abbey National Treasury Services PLC
1.818% due 04/25/2014		300	301
3.125% due 06/30/2015	EUR	18,600	25,935
Barclays Bank PLC
2.250% due 05/10/2017		$15,000	15,477
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	10,700	15,923
Hanson Ltd.
6.125% due 08/15/2016		$2,000	2,205
HBOS PLC
6.750% due 05/21/2018		9,891	11,233
LBG Capital PLC
8.000% due 06/15/2020 (d)		500	536
8.500% due 12/17/2021 (d)		17,900	19,168
9.334% due 02/07/2020	GBP	4,800	8,683
15.000% due 12/21/2019		200	481
15.000% due 12/21/2019	EUR	470	973
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$11,300	15,353
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (d)	CAD	700	660
Royal Bank of Scotland PLC
3.485% due 10/27/2014	AUD	200	177
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,552
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		5,000	5,103

Yorkshire Building Society
3.250% due 09/22/2016	EUR	4,700	6,764

			130,524

MORTGAGE-BACKED SECURITIES 4.4%
Darrowby PLC
2.224% due 02/20/2044	GBP	18,274	30,866
EuroMASTR PLC
0.725% due 06/15/2040		232	347
Eurosail PLC
0.408% due 12/10/2044	EUR	6,849	8,916
0.427% due 03/13/2045		487	633
0.517% due 12/15/2044		7,714	9,001
0.644% due 03/13/2045	GBP	69	114
0.683% due 06/10/2044		14,493	23,126
0.684% due 03/13/2045		81	127
Fosse Master Issuer PLC
2.617% due 10/18/2054		15,700	26,450
Gemgarto
3.474% due 05/14/2045		211	364
Granite Mortgages PLC
0.844% due 03/20/2044		1,365	2,248
0.844% due 06/20/2044		1,697	2,784
0.904% due 09/20/2044		100	164

Great Hall Mortgages PLC
0.373% due 06/18/2039		$1,845	1,733
0.420% due 03/18/2039	EUR	2,599	3,373
0.440% due 06/18/2038		43	56
0.666% due 06/18/2039	GBP	60	93
Landmark Mortgage Securities PLC
0.746% due 06/17/2038		74	117
Leek Finance Ltd.
0.506% due 09/21/2038		$7,522	7,724
0.526% due 12/21/2037		3,475	3,604
Ludgate Funding PLC
0.448% due 01/01/2061	EUR	300	375
Mansard Mortgages PLC
1.175% due 12/15/2049	GBP	16,333	26,176
Newgate Funding PLC
0.528% due 12/01/2050	EUR	5,700	6,476
0.688% due 12/01/2050	GBP	100	153
0.725% due 12/15/2050		5,000	6,459
0.877% due 12/15/2050	EUR	11,950	15,463
1.525% due 12/15/2050	GBP	4,500	6,969
1.527% due 12/15/2050	EUR	2,500	2,933
1.775% due 12/15/2050	GBP	3,100	4,404
1.777% due 12/15/2050	EUR	4,100	4,703
Opera Finance PLC
0.720% due 02/02/2017	GBP	16,238	26,828
Paragon Mortgages PLC
0.578% due 05/15/2041	EUR	370	467
0.597% due 06/15/2041		300	358
0.884% due 05/15/2041	GBP	37	57
Preferred Residential Securities PLC
1.275% due 12/15/2042		36	53
ResLoc U.K. PLC
0.685% due 12/15/2043		1,062	1,580
0.745% due 12/15/2043		1,828	2,722
RMAC PLC
0.660% due 12/12/2036	EUR	194	253
RMAC Securities PLC
0.392% due 06/12/2044		$492	456
0.500% due 06/12/2044	EUR	188	223
0.674% due 06/12/2044	GBP	3,527	5,429
0.694% due 06/12/2044		9,061	13,944
Silk Road Finance PLC
1.877% due 06/21/2055		75	126
Tenterden Funding PLC
2.027% due 03/21/2044		7,073	11,844
Uropa Securities PLC
0.377% due 10/10/2040	EUR	148	200
Windermere CMBS PLC
0.777% due 04/24/2017	GBP	1,880	3,089

			263,580

SOVEREIGN ISSUES 4.1%
United Kingdom Gilt
3.250% due 01/22/2044		83,500	127,915
4.250% due 06/07/2032 (f)		27,043	49,287
4.250% due 03/07/2036 (f)		1,400	2,552
4.250% due 09/07/2039 (f)		8,500	15,569
4.250% due 12/07/2040 (f)(h)		10,400	19,078
4.500% due 09/07/2034 (f)		3,000	5,649
4.500% due 12/07/2042 (f)		300	576
4.750% due 12/07/2030 (f)		8,000	15,429
4.750% due 12/07/2038		4,500	8,870

			244,925

Total United Kingdom (Cost $585,447)			651,270

UNITED STATES 13.3%
ASSET-BACKED SECURITIES 1.0%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$344	302
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.635% due 10/25/2035		2,300	2,125
Amortizing Residential Collateral Trust
0.745% due 07/25/2032		44	41
Amresco Residential Securities Mortgage Loan Trust
1.105% due 06/25/2029		221	205
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.985% due 02/25/2034		713	655
Asset-Backed Securities Corp. Home Equity Loan Trust
1.517% due 04/15/2033		2,044	1,951
Bear Stearns Asset-Backed Securities Trust
0.235% due 12/25/2036		62	61

0.825% due 10/25/2032	36	34
0.965% due 10/27/2032	48	45
1.165% due 10/25/2037	100	94
BNC Mortgage Loan Trust
0.265% due 05/25/2037	948	901
Carrington Mortgage Loan Trust
0.485% due 10/25/2035	34	34
Citigroup Mortgage Loan Trust, Inc.
0.225% due 07/25/2045	721	553
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	137	141
6.681% due 12/01/2033	53	54
Countrywide Asset-Backed Certificates
0.325% due 10/25/2047	1,346	1,324
0.345% due 09/25/2036	261	252
0.505% due 12/25/2036 ^	855	490
0.765% due 08/25/2035	1,762	1,671
0.815% due 06/25/2035	500	493
4.740% due 10/25/2035	1,219	1,216
Credit Suisse First Boston Mortgage Securities Corp.
0.785% due 01/25/2032	62	58
Credit-Based Asset Servicing and Securitization LLC
0.225% due 11/25/2036	6	3
First Alliance Mortgage Loan Trust
0.168% due 12/20/2027	8	8
First Franklin Mortgage Loan Trust
0.525% due 10/25/2035	4,300	3,877
1.065% due 03/25/2034	2,820	2,588
GSAA Home Equity Trust
5.995% due 03/25/2046 ^	2,435	1,826
Home Equity Asset Trust
0.765% due 11/25/2032	2	2
JPMorgan Mortgage Acquisition Trust
0.275% due 08/25/2036	134	70
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034	12	12
0.990% due 06/25/2035	1,374	1,339
MASTR Asset-Backed Securities Trust
0.315% due 03/25/2036	1,707	1,086
Merrill Lynch Mortgage Investors Trust
0.245% due 09/25/2037	43	11
0.285% due 02/25/2037	72	33
0.645% due 05/25/2036	1,500	1,254
MESA Trust
0.965% due 12/25/2031	218	204
Morgan Stanley Home Equity Loan Trust
0.515% due 04/25/2037	1,968	1,197
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,274	1,390
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.445% due 12/25/2035	3,314	2,907
Option One Mortgage Loan Trust Asset-Backed Certificates
0.355% due 01/25/2036	907	845
Popular ABS Mortgage Pass-Through Trust
0.255% due 06/25/2047 ^	209	193
RAAC Series
1.365% due 09/25/2047	3,743	3,622
Renaissance Home Equity Loan Trust
0.665% due 12/25/2033	88	86
Residential Asset Mortgage Products Trust
0.465% due 03/25/2036	2,007	1,485
0.725% due 06/25/2032	6	5
Residential Asset Securities Corp. Trust
0.325% due 07/25/2036	1,149	1,078
0.665% due 07/25/2032 ^	156	134
1.005% due 09/25/2034	1,842	1,555
Securitized Asset-Backed Receivables LLC Trust
0.295% due 05/25/2037 ^	467	288
SLC Student Loan Trust
0.693% due 06/15/2017	17	17
SLM Student Loan Trust
0.238% due 07/25/2017	56	56
0.443% due 12/17/2018	4	4
0.738% due 10/25/2017	4,173	4,178
1.267% due 12/15/2021	104	104
1.738% due 04/25/2023	16,358	16,871
Soundview Home Loan Trust
0.225% due 11/25/2036	51	20
Specialty Underwriting & Residential Finance Trust
0.515% due 09/25/2036	1,693	1,659

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.745% due 01/25/2033		9	8

			62,715

BANK LOAN OBLIGATIONS 0.1%
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		1,985	2,002
HCA, Inc.
2.669% due 05/02/2016		1,725	1,726

			3,728

CORPORATE BONDS & NOTES 2.0%
Ally Financial, Inc.
3.645% due 06/20/2014		1,300	1,323
8.300% due 02/12/2015		6,200	6,681
Altria Group, Inc.
9.700% due 11/10/2018		1,768	2,325
AutoZone, Inc.
6.500% due 01/15/2014		600	601
Aviation Capital Group Corp.
7.125% due 10/15/2020		800	897
Avnet, Inc.
6.625% due 09/15/2016		1,550	1,738
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	1,213
Boston Scientific Corp.
6.400% due 06/15/2016		$4,300	4,798
Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		769	863
Cardinal Health, Inc.
6.000% due 06/15/2017		3,200	3,582
CNA Financial Corp.
5.850% due 12/15/2014		3,000	3,143
Computer Sciences Corp.
6.500% due 03/15/2018		4,000	4,592
Countrywide Capital
8.050% due 06/15/2027		500	592
General Electric Capital Corp.
3.800% due 06/18/2019		300	314
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		7,000	6,790
International Lease Finance Corp.
6.500% due 09/01/2014		8,800	9,130
6.750% due 09/01/2016		7,100	7,952
L Brands, Inc.
6.900% due 07/15/2017		5,000	5,775
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		7,000	1,531
Merrill Lynch & Co., Inc.
0.517% due 08/25/2014	EUR	1,000	1,376
Morgan Stanley
4.100% due 01/26/2015		$700	724
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,644
Union Pacific Corp.
4.163% due 07/15/2022		875	900
Verizon Communications, Inc.
1.993% due 09/14/2018		1,100	1,158
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	149
4.375% due 09/16/2014		33,100	46,196

			119,987

MORTGAGE-BACKED SECURITIES 5.0%
Adjustable Rate Mortgage Trust
2.801% due 09/25/2035		$484	430
American Home Mortgage Assets Trust
0.355% due 05/25/2046		538	398
0.395% due 09/25/2046 ^		108	9
Banc of America Funding Corp.
0.447% due 06/20/2047		2,000	1,296
2.631% due 02/20/2036		5,525	5,473
2.722% due 10/20/2046 ^		114	91
2.827% due 11/20/2034		1,034	984
2.872% due 03/20/2036		429	387
3.694% due 01/20/2047 ^		381	307
5.500% due 01/25/2036		626	637
6.000% due 03/25/2037 ^		903	802
Banc of America Mortgage Trust
2.774% due 09/25/2035		128	121
2.794% due 06/25/2035		1,004	929
5.311% due 04/25/2035		882	857

BCAP LLC Trust
0.905% due 01/26/2047	1,197	1,037
2.487% due 02/26/2036	552	541
5.222% due 03/26/2037	5,779	5,334
5.250% due 02/26/2036	2,002	1,823
5.250% due 04/26/2037	5,229	4,960
5.250% due 08/26/2037	2,544	2,583
Bear Stearns Adjustable Rate Mortgage Trust
2.523% due 10/25/2033	269	268
2.660% due 10/25/2035	198	199
2.686% due 01/25/2035	1,054	1,026
2.730% due 05/25/2034	346	323
2.793% due 03/25/2035	492	491
2.817% due 05/25/2034	471	451
2.831% due 02/25/2034	63	62
3.082% due 11/25/2034	14	14
4.592% due 07/25/2034	557	554
5.145% due 08/25/2035	160	162
Bear Stearns Alt-A Trust
2.328% due 01/25/2036 ^	99	71
2.484% due 08/25/2036 ^	1,188	495
2.550% due 11/25/2035 ^	168	130
2.556% due 08/25/2036 ^	385	264
2.708% due 09/25/2035	7,966	7,000
2.801% due 08/25/2036 ^	2,568	1,819
4.387% due 11/25/2036 ^	823	631
Chase Mortgage Finance Trust
2.722% due 02/25/2037	1,313	1,331
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.395% due 05/25/2036	2,457	2,138
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	805	805
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035	1,034	1,022
2.290% due 09/25/2035	1,196	1,176
2.540% due 05/25/2035	267	260
2.591% due 07/25/2046 ^	2,568	2,043
2.845% due 09/25/2037 ^	2,087	1,724
4.973% due 03/25/2037 ^	1,633	1,026
Commercial Mortgage Trust
0.589% due 03/10/2046 (a)	13,000	582
1.800% due 01/10/2046 (a)	9,880	949
2.339% due 07/10/2046 (a)	35,034	1,396
2.421% due 07/10/2046 (a)	24,869	1,536
Countrywide Alternative Loan Trust
0.305% due 04/25/2047	2,026	1,720
0.335% due 01/25/2037 ^	808	655
0.347% due 02/20/2047	664	441
0.355% due 09/25/2046 ^	1,610	1,172
0.365% due 05/25/2036	126	97
0.375% due 07/25/2046	112	82
0.377% due 03/20/2046	157	113
0.377% due 07/20/2046 ^	1,172	707
0.395% due 08/25/2046	97	10
0.445% due 02/25/2037	654	497
0.515% due 05/25/2037 ^	925	613
0.565% due 09/25/2035 ^	698	532
1.071% due 12/25/2035	146	111
1.485% due 11/25/2035	656	497
1.528% due 08/25/2035	899	805
2.025% due 11/25/2035	635	494
2.820% due 02/25/2037 ^	394	341
5.250% due 06/25/2035 ^	381	330
6.000% due 10/25/2032	4	3
6.000% due 01/25/2037 ^	1,892	1,569
6.250% due 08/25/2037 ^	856	688
6.500% due 08/25/2032	154	156
Countrywide Home Loan Mortgage Pass-Through Trust
0.455% due 04/25/2035	35	31
0.485% due 03/25/2035	1,283	966
0.495% due 02/25/2035	24	22
0.705% due 03/25/2035	1,543	1,453
2.423% due 02/20/2036 ^	1,826	1,515
2.504% due 11/25/2034	1,669	1,547
2.620% due 03/25/2037 ^	568	387
2.625% due 05/20/2036	1,009	840
2.668% due 08/25/2034	681	634
2.675% due 11/19/2033	27	26
2.738% due 02/25/2047 ^	666	540
2.826% due 08/25/2034	159	141
Credit Suisse First Boston Mortgage Securities Corp.
1.315% due 03/25/2034 ^	386	345
2.329% due 07/25/2033	50	50
2.438% due 08/25/2033	191	189
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)	16,942	306

1.382% due 11/10/2046 (a)	41,888	1,532
Deutsche ALT-A Securities, Inc.
0.305% due 07/25/2047	1,166	1,010
Deutsche Mortgage Securities, Inc.
5.230% due 06/26/2035	1,467	1,479
Downey Savings & Loan Association Mortgage Loan Trust
0.486% due 07/19/2045 ^	210	25
Extended Stay America Trust
1.079% due 12/05/2031 (a)	37,000	858
First Horizon Mortgage Pass-Through Trust
2.603% due 10/25/2035	536	522
2.614% due 08/25/2035	504	479
First Republic Mortgage Loan Trust
0.517% due 11/15/2031	106	105
GMAC Mortgage Corp. Loan Trust
3.031% due 06/25/2034	68	65
GreenPoint Mortgage Funding Trust
0.345% due 01/25/2037	1,015	716
Greenpoint Mortgage Funding Trust
0.375% due 04/25/2036	866	648
0.435% due 11/25/2045	181	137
Greenpoint Mortgage Pass-Through Certificates
2.792% due 10/25/2033	64	63
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,100	1,210
GS Mortgage Securities Trust
1.766% due 02/10/2046 (a)	14,811	1,584
2.389% due 11/10/2045 (a)	25,745	3,402
GSR Mortgage Loan Trust
1.860% due 03/25/2033	237	233
2.648% due 09/25/2035	1,154	1,150
2.747% due 04/25/2035	100	98
2.765% due 01/25/2035	1,538	1,535
2.870% due 05/25/2035	388	355
5.032% due 11/25/2035	1,528	1,504
HarborView Mortgage Loan Trust
0.346% due 07/19/2046	2,150	1,490
0.356% due 09/19/2037	1,679	1,329
0.406% due 03/19/2036	260	192
2.530% due 05/19/2033	492	492
2.746% due 07/19/2035	292	253
HomeBanc Mortgage Trust
2.499% due 04/25/2037 ^	1,538	870
5.480% due 04/25/2037 ^	686	550
Impac CMB Trust
0.885% due 10/25/2034	1,758	1,503
0.945% due 10/25/2034	923	868
1.165% due 07/25/2033	69	64
IndyMac Mortgage Loan Trust
0.345% due 07/25/2047	4,138	2,817
0.355% due 09/25/2046	5,223	4,367
0.405% due 06/25/2037	1,401	1,249
0.415% due 02/25/2037	1,100	563
0.465% due 11/25/2035 ^	388	231
0.465% due 06/25/2037 ^	593	296
2.503% due 12/25/2034	204	188
2.695% due 11/25/2035 ^	2,540	2,236
5.223% due 08/25/2036	1,190	1,164
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	74	63
JPMorgan Chase Commercial Mortgage Securities Trust
1.336% due 12/15/2047 (a)	84,533	6,564
4.070% due 11/15/2043	300	314
JPMorgan Mortgage Trust
1.990% due 11/25/2033	263	261
2.701% due 02/25/2036 ^	1,442	1,272
2.726% due 07/25/2035	467	464
5.067% due 10/25/2035	55	56
5.146% due 09/25/2035	836	837
Luminent Mortgage Trust
0.335% due 12/25/2036	3,615	2,698
MASTR Adjustable Rate Mortgages Trust
0.375% due 04/25/2046	3,043	2,269
0.465% due 05/25/2047 ^	1,511	701
MASTR Alternative Loan Trust
0.565% due 03/25/2036	511	116
6.000% due 03/25/2036	3,890	3,592
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 06/15/2030	69	67
2.609% due 10/20/2029	30	30
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036	1,218	1,117
0.415% due 11/25/2035	3,827	3,642
0.415% due 08/25/2036	227	213
1.596% due 10/25/2035	3,400	3,306
2.229% due 02/25/2033	200	191

2.521% due 06/25/2035	902	879
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.894% due 08/12/2049	700	782
Morgan Stanley Bank of America Merrill Lynch Trust
1.469% due 05/15/2046 (a)	69,636	5,566
Nomura Asset Acceptance Corp.
0.925% due 08/25/2034	86	85
Residential Accredit Loans, Inc. Trust
0.315% due 02/25/2047	2,845	1,620
0.365% due 12/25/2046 ^	1,131	482
0.375% due 04/25/2046	75	38
0.435% due 05/25/2046 ^	903	318
0.470% due 09/25/2046	1,453	384
Residential Asset Securitization Trust
0.565% due 01/25/2046 ^	197	105
0.615% due 12/25/2036 ^	507	185
6.250% due 10/25/2036 ^	444	343
6.500% due 08/25/2036 ^	847	558
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^	496	407
6.500% due 03/25/2032	77	82
Royal Bank of Scotland Capital Funding Trust
6.007% due 12/16/2049	4,600	5,032
Sequoia Mortgage Trust
2.634% due 04/20/2035	345	342
Structured Adjustable Rate Mortgage Loan Trust
2.267% due 09/25/2036 ^	1,344	844
2.495% due 04/25/2034	488	489
2.507% due 08/25/2035	1,059	977
2.576% due 09/25/2034	141	142
2.588% due 02/25/2036 ^	3,761	3,129
2.906% due 02/25/2034	353	354
5.038% due 05/25/2036	2,242	2,112
Structured Asset Mortgage Investments Trust
0.355% due 06/25/2036	156	125
0.375% due 05/25/2046	983	778
0.385% due 05/25/2036	5,714	4,205
0.385% due 09/25/2047	6,300	4,787
0.415% due 09/25/2047 ^	64	1
0.425% due 05/25/2046 ^	296	51
0.465% due 08/25/2036	1,800	637
0.475% due 12/25/2035	15	11
0.746% due 07/19/2034	26	26
1.628% due 08/25/2047	2,635	2,296
Structured Asset Securities Corp.
2.625% due 10/28/2035	465	441
5.500% due 09/25/2035	1,197	1,202
Thornburg Mortgage Securities Trust
1.415% due 06/25/2047	1,431	1,250
2.313% due 10/25/2043	118	117
5.750% due 06/25/2037	31,430	30,868
5.750% due 06/25/2047	3,959	3,722
5.800% due 03/25/2037	1,667	1,531
5.800% due 06/25/2037	3,065	2,615
6.102% due 09/25/2037	468	489
UBS-Barclays Commercial Mortgage Trust
1.880% due 12/10/2045 (a)	63,277	7,097
UBS-Citigroup Commercial Mortgage Trust
2.491% due 01/10/2045 (a)	23,463	2,750
Wachovia Bank Commercial Mortgage Trust
0.307% due 06/15/2020	2,300	2,253
WaMu Mortgage Pass-Through Certificates
0.445% due 11/25/2045	7,002	6,221
0.455% due 07/25/2045	2,727	2,570
0.475% due 01/25/2045	659	623
0.505% due 01/25/2045	5,221	4,931
0.558% due 11/25/2034	1,471	1,418
0.899% due 04/25/2047	5,443	4,834
0.949% due 12/25/2046	271	258
1.123% due 06/25/2046	1,544	1,438
1.143% due 02/25/2046	3,506	3,308
1.340% due 05/25/2041	5	4
2.207% due 02/27/2034	515	511
2.357% due 10/25/2035	1,568	1,510
2.363% due 12/25/2035	892	821
2.409% due 02/25/2037 ^	3,153	2,559
2.425% due 04/25/2035	1,000	939
2.454% due 06/25/2033	141	140
2.463% due 10/25/2046	2,299	2,179
5.901% due 08/25/2046	4,022	3,674
Washington Mutual MSC Mortgage Pass-Through Certificates
0.415% due 07/25/2046	105	18
0.905% due 04/25/2047 ^	108	11
0.909% due 04/25/2047 ^	671	146
0.979% due 05/25/2047 ^	419	34
1.079% due 07/25/2046 ^	814	461

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	370	333
Wells Fargo Mortgage-Backed Securities Trust
0.665% due 07/25/2037	503	439
2.618% due 12/25/2033	7	7
2.625% due 10/25/2035	600	564
2.629% due 10/25/2035	569	560
2.633% due 04/25/2036	161	158
2.634% due 06/25/2035	632	646
2.636% due 06/25/2035	2,284	2,282
4.996% due 03/25/2036	101	100
5.573% due 04/25/2036	386	130
WFRBS Commercial Mortgage Trust
0.326% due 03/15/2048 (a)	40,000	1,094
1.514% due 03/15/2045 (a)	74,000	6,109
1.521% due 03/15/2048 (a)	115,579	10,405

		300,719

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	100	127
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	1,600	1,855
7.950% due 03/01/2036	900	1,041
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,170	1,138
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,000	9,517
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	631

		14,309

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
0.554% due 01/30/2014 (d)	640	4,532
SLM Corp. CPI Linked Security
3.185% due 03/15/2017	20,000	473

		5,005

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
0.265% due 01/25/2021	$9	9
0.285% due 03/25/2034	122	121
0.365% due 10/27/2037	800	794
0.465% due 03/25/2036	61	61
0.595% due 11/25/2040	7,664	7,685
0.615% due 11/25/2040	9,226	9,237
0.665% due 10/25/2040 - 12/25/2040	11,126	11,113
1.344% due 06/01/2043	107	109
2.006% due 12/01/2034	398	415
2.250% due 06/01/2035	558	595
2.279% due 08/01/2023	76	81
2.290% due 11/01/2022	12	13
2.325% due 01/01/2023	40	42
2.396% due 01/25/2022 (a)	26,598	3,414
2.411% due 04/01/2032	41	41
2.441% due 08/01/2036	266	283
2.485% due 11/01/2034	2,583	2,762
2.500% due 02/01/2043	6,771	6,149
2.633% due 12/01/2030	14	14
3.000% due 08/01/2043 - 02/01/2044	42,959	40,760
3.500% due 11/01/2021	2,318	2,381
4.000% due 04/01/2039 - 01/01/2044	9,488	9,774
4.295% due 06/01/2021	2,087	2,285
5.370% due 12/01/2015	2,425	2,574
6.000% due 04/25/2043 - 07/25/2044	1,704	1,907
Freddie Mac
0.647% due 10/15/2040	5,823	5,810
0.767% due 12/15/2037	2,425	2,448
0.903% due 09/25/2022 (a)	24,870	1,488
1.053% due 11/25/2022 (a)	34,519	2,470
1.297% due 08/25/2019 (a)	40,312	2,509
1.342% due 02/25/2045	256	259
1.344% due 10/25/2044	3,465	3,510

1.380% due 11/25/2019 (a)		36,345	2,487
1.575% due 10/25/2021 (a)		30,134	2,882
2.235% due 06/01/2022		87	88
2.403% due 09/01/2035		143	152
6.000% due 12/01/2033		1,034	1,133
6.500% due 11/15/2023		81	85
9.050% due 06/15/2019		1	1
Ginnie Mae
1.625% due 11/20/2021 - 11/20/2030		807	838
2.000% due 07/20/2022 - 05/20/2030		130	136
6.000% due 08/20/2034		12,834	14,408
NCUA Guaranteed Notes
0.639% due 11/05/2020		51,080	51,345
0.729% due 12/08/2020		22,657	22,878
Small Business Administration
5.110% due 04/01/2025		96	103

			217,649

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Inflation Protected Securities (c)(f)
0.125% due 07/15/2022		8,531	8,171
0.125% due 01/15/2023		48,162	45,469
1.375% due 01/15/2020		3,132	3,364
1.750% due 01/15/2028		5,017	5,369
2.375% due 01/15/2025		5,575	6,410
2.375% due 01/15/2027		4,864	5,603
2.500% due 01/15/2029		5,765	6,769

			81,155

Total United States (Cost $785,294)			805,267

SHORT-TERM INSTRUMENTS 6.6%
REPURCHASE AGREEMENTS (e) 0.1%			6,167

MEXICO TREASURY BILLS 5.6%
3.766% due 01/23/2014 - 06/26/2014 (b)	MXN	4,417,600	335,245

U.S. TREASURY BILLS 0.9%
0.109% due 01/23/2014 - 12/11/2014 (b)(f)(j)		$53,812	53,764

Total Short-Term Instruments (Cost $397,167)			395,176

Total Investments in Securities (Cost $5,969,322)			6,053,296

	SHARES
INVESTMENTS IN AFFILIATES 4.6%
SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio		27,702,455	277,163

Total Short-Term Instruments (Cost $277,173)			277,163

Total Investments in Affiliates (Cost $277,173)			277,163

Total Investments 105.1% (Cost $6,246,495)			$6,330,459
Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $(31))			4,054
Other Assets and Liabilities, net (5.2%)			(308,439)

Net Assets 100.0%			$6,026,074

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$600	U.S. Treasury Notes 0.375% due 01/15/2016	$(614)	$600	$600
SSB	0.000%	12/31/2013	01/02/2014	5,567	Freddie Mac 2.000% due 01/30/2023	(5,678)	5,567	5,567

Total Repurchase Agreements						$(6,292)	$6,167	$6,167

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
CFR	(0.500%)	11/07/2013	11/06/2015	EUR	(5,405)	$(7,430)
	(0.500%)	12/02/2013	11/29/2015		(464)	(638)
RDR	0.170%	12/13/2013	01/13/2014		$(30,216)	(30,220)
	0.180%	12/16/2013	01/15/2014		(51,870)	(51,874)

Total Reverse Repurchase Agreements						$(90,162)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.483%	10/01/2013	01/23/2014	GBP	(41,257)	$(68,039)
	0.489%	11/14/2013	02/20/2014		(33,636)	(54,957)
	0.503%	10/10/2013	01/23/2014		(44,343)	(73,114)
GSC	0.130%	12/16/2013	01/15/2014		$(16,443)	(16,460)
MYI	0.091%	10/01/2013	01/16/2014	EUR	(32,718)	(44,587)
	0.549%	11/14/2013	02/20/2014	GBP	(14,643)	(24,389)
	0.559%	11/14/2013	02/20/2014		(39,073)	(63,928)
	0.560%	11/14/2013	02/20/2014		(10,242)	(16,740)

Total Sale-Buyback Transactions						$(362,214)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $249,846 at a weighted average interest rate of 0.301%.
(3)	Payable for sale-buyback transactions includes $982 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	01/01/2044	$86,000	$(89,135)	$(88,554)
Fannie Mae	4.000%	02/01/2044	165,000	(169,792)	(169,382)

				$(258,927)	$(257,936)

Total Short Sales				$(258,927)	$(257,936)

(f)	Securities with an aggregate market value of $385,978 and cash of $32 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.000	01/24/2014	327	$(157)	$(63)
Call - CBOT U.S. Treasury 10-Year Note February Futures	124.500	01/24/2014	451	(126)	(44)

				$(283)	$(107)

Total Written Options				$(283)	$(107)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	798	$(98)	$41	$(82)
3-Month Euribor June Futures	Long	06/2014	61	(4)	1	(3)
3-Month Euribor September Futures	Long	09/2014	1,086	(85)	37	(93)
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	524	542	180	0
90-Day Eurodollar December Futures	Long	12/2014	4,314	(217)	0	(108)
90-Day Eurodollar June Futures	Long	06/2014	1,862	22	0	0
90-Day Eurodollar June Futures	Long	06/2015	135	43	0	(5)
90-Day Eurodollar March Futures	Long	03/2015	349	(53)	0	(9)
90-Day Eurodollar September Futures	Long	09/2014	4,637	(62)	0	(58)
Australia Government 3-Year Bond March Futures	Long	03/2014	2,822	633	301	0
Australia Government 10-Year Bond March Futures	Long	03/2014	412	404	129	0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	699	(53)	48	(24)
Canada Government 10-Year Bond March Futures	Short	03/2014	1,111	949	328	(474)
Euro-Bobl March Futures	Short	03/2014	63	110	0	(17)
Euro-BTP Italy Government Bond March Futures	Long	03/2014	2,209	2,066	2,887	0
Euro-Bund 10-Year Bond March Futures	Long	03/2014	265	(483)	106	0
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	699	392	12	(24)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	354	16	0	(61)
U.S. Treasury 10-Year Note March Futures	Short	03/2014	3,186	4,098	548	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2014	1,655	4,208	776	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	6,841	179	850	(496)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2014	1,664	(113)	69	(34)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	4,434	(511)	459	(230)
United Kingdom Government 10-Year Gilt March Futures	Short	03/2014	1,876	5,034	4	(1,364)

Total Futures Contracts				$17,017	$6,776	$(3,082)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		$81,500	$(1,198)	$(232)	$122	$0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		95,950	8,244	6,249	491	0
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		255,600	(16,281)	(1,992)	0	(925)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		23,700	158	297	134	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		9,500	754	85	121	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		9,000	458	179	120	0
Receive	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	AUD	15,400	199	50	0	(42)
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	45,400	41	(61)	13	0
Pay	6-Month GBP-LIBOR	3.000%	03/19/2024		32,300	(321)	(877)	309	0
Receive	6-Month GBP-LIBOR	3.500%	03/19/2044		42,300	(497)	399	0	(592)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	22,060,000	(6,122)	(4,510)	0	(1,257)

						$(14,565)	$(413)	$1,310	$(2,816)

Total Swap Agreements						$(14,565)	$(413)	$1,310	$(2,816)

(h)	Securities with an aggregate market value of $2,223 and cash of $53,492 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	AUD	23,182		$21,031	$336	$0
	01/2014	BRL	28,250		12,140	165	0
	01/2014	EUR	361,806		489,708	0	(8,028)
	01/2014	GBP	20,519		33,530	0	(449)
	01/2014	NZD	4,442		3,639	0	(14)
	01/2014		$12,059	BRL	28,250	0	(85)
	01/2014		31,439	EUR	23,213	496	0
	01/2014		705,982	JPY	72,868,119	0	(14,043)
	02/2014	JPY	75,907,419		$736,521	15,624	0
	03/2014	MXN	4,878		382	10	0
	09/2015		$1,350	CNY	8,289	0	(2)
BPS	01/2014	AUD	23,690		$21,568	420	0
	01/2014	BRL	69,731		31,278	1,721	0
	01/2014	JPY	20,074,500		199,086	8,463	0
	01/2014		$29,766	BRL	69,731	0	(210)
	01/2014		1,001	CAD	1,067	3	0
	01/2014		787,520	EUR	572,742	401	0
	01/2014		428,186	GBP	261,635	5,069	0
	02/2014	DKK	24,190		$4,466	4	0
	02/2014	EUR	572,742		787,503	0	(406)
	02/2014	GBP	218,444		357,519	0	(4,136)
	02/2014	JPY	18,198,900		176,772	3,936	0
	02/2014		$96,250	AUD	106,756	0	(1,127)
	02/2014		10,671	NOK	65,835	170	0
	03/2014	MXN	1,699,564		$129,740	322	0
	03/2014		$2,825	MXN	36,875	0	(15)
BRC	01/2014	CNY	341,664		$55,451	0	(828)
	01/2014	GBP	226,122		365,903	0	(8,543)
	01/2014	NZD	241,720		197,940	0	(851)
	01/2014		$342,288	AUD	386,096	2,390	0
	01/2014		3,543	EUR	2,604	39	0
	01/2014	ZAR	2,321		$227	6	0
	02/2014	AUD	386,096		341,634	0	(2,390)
	02/2014	NOK	2,500		411	0	(1)
	02/2014		$3,232	EUR	2,346	0	(5)
	02/2014		2,665	GBP	1,633	39	0
	02/2014		10,415	JPY	1,072,800	0	(226)
	04/2014		3,329	CNY	20,257	0	(15)
	09/2015		4,119		25,039	0	(47)
CBK	01/2014	AUD	316,840		$289,025	6,175	0
	01/2014	BRL	102,899		44,290	675	0
	01/2014	EUR	504,791		682,091	0	(12,349)
	01/2014	JPY	21,679,892		214,942	9,075	0
	01/2014		$43,925	BRL	102,899	0	(310)
	01/2014		32,828	CAD	34,581	0	(274)
	01/2014		786,304	EUR	571,151	0	(572)
	01/2014		2,265	GBP	1,390	37	0
	01/2014		22,456	JPY	2,313,545	0	(487)
	02/2014	EUR	571,151		$786,287	565	0
	02/2014		$26,488	AUD	29,829	91	0
	03/2014	CAD	123,052		$115,943	320	0
	04/2014	MXN	1,240,557		95,215	882	0
	04/2014		$6,958	CNY	42,376	0	(24)
	09/2015		16,146		97,612	2	(271)
DUB	01/2014	BRL	9,785		$4,322	174	0
	01/2014		$4,177	BRL	9,785	0	(30)
	01/2014		701	TRY	1,448	0	(29)
	01/2014		1,459	ZAR	14,268	0	(101)
	02/2014		32,311	EUR	23,505	24	0
	02/2014		337	SEK	2,200	5	0
	04/2014	HKD	194		$25	0	0
	04/2014	TRY	1,448		688	29	0
	06/2014	MXN	114,627		8,675	10	0
FBF	01/2014	EUR	454,593		614,823	0	(10,561)
	01/2014	GBP	113,706		184,141	0	(4,151)
	01/2014	JPY	2,077,882		20,274	543	0
	01/2014	MXN	2,941		232	7	0
	02/2014		$1,130	CAD	1,206	4	0
GLM	01/2014		155,715	GBP	96,116	3,449	0
	01/2014		44,400	JPY	4,595,400	0	(763)
	03/2014	MXN	504,745		$38,021	11	(444)
GST	04/2014		$2,550	CNY	15,530	0	(9)
HUS	01/2014	DKK	24,190		$4,413	0	(48)
	01/2014	JPY	25,228,100		247,386	7,825	0
	01/2014	NZD	9,183		7,512	0	(40)
	01/2014		$12,357	EUR	9,011	40	0
	01/2014		718	RUB	23,609	0	(1)
	01/2014	ZAR	3,180		$311	8	0
	02/2014	AUD	56,252		49,732	0	(391)
	02/2014	JPY	37,249,200		371,732	17,954	0
	02/2014		$6,767	NOK	41,295	33	0
	04/2014	DKK	128,495		$23,816	104	0
	04/2014		$2,220	CNY	13,509	0	(10)
JPM	01/2014	AUD	14,984		$13,661	284	0
	01/2014	BRL	145,499		62,110	438	0
	01/2014	EUR	452,595		609,020	0	(13,615)
	01/2014	JPY	2,201,900		21,467	558	0
	01/2014	RUB	23,609		720	3	0
	01/2014	TRY	1,448		709	38	0
	01/2014		$65,592	BRL	145,499	0	(3,920)
	01/2014		1,261	EUR	917	0	0
	02/2014	AUD	14,202		$12,655	1	0
	02/2014	JPY	17,844,500		173,245	3,773	0
	02/2014		$229,338	JPY	23,664,600	0	(4,595)
	02/2014		10,760	NOK	66,560	200	0
	03/2014	MXN	393,204		$29,611	0	(353)
	04/2014		78,303		5,816	0	(138)
	04/2014		$4,437	CNY	27,025	0	(15)
	04/2014		181	RUB	6,044	0	0
	09/2015		3,907	CNY	23,610	0	(67)
MSC	01/2014	BRL	95,659		$41,133	587	0
	01/2014		$40,599	BRL	95,659	0	(53)
	01/2014	ZAR	28,879		$2,821	73	0
	02/2014	BRL	9,428		4,005	40	0
	02/2014	JPY	2,213,500		22,280	1,256	0
	03/2014	MXN	540,286		40,904	2	(270)
	06/2014		1,166,386		87,102	0	(1,035)
	09/2015		$1,300	CNY	7,998	1	0
RBC	01/2014	CAD	55,800		$52,627	133	(36)
	01/2014	JPY	4,675,100		46,366	1,973	0
	01/2014		$1,974	GBP	1,206	24	0
	02/2014	CAD	20,051		$18,820	0	(42)
	02/2014		$4,153	EUR	3,017	0	(2)
	02/2014		1,153	NZD	1,402	0	(2)
RYL	01/2014	EUR	24,086		$32,763	0	(372)
	04/2014		$7,513	CNY	45,887	1	(6)
UAG	01/2014	AUD	7,400		$6,740	134	0
	01/2014	BRL	22,209		9,481	67	0
	01/2014		$10,001	BRL	22,209	0	(587)
	01/2014		55,928	CNY	341,664	352	0
	01/2014		1,752	DKK	9,780	52	0
	01/2014		843,706	EUR	617,421	5,680	0
	01/2014		208,409	NZD	255,345	1,587	0
	02/2014	EUR	617,421		$843,714	0	(5,659)
	02/2014	NOK	44,681		7,231	0	(125)
	02/2014	NZD	255,345		207,979	0	(1,589)
	02/2014	SEK	344,890		52,124	0	(1,460)
	02/2014		$1,056	AUD	1,189	3	0
	04/2014	CNY	341,664		$55,887	0	(20)
	04/2014		$4,438	CNY	27,005	0	(19)
WST	01/2014		1,093	EUR	812	25	0
	02/2014		15,369	CAD	16,372	32	0

Total Forward Foreign Currency Contracts						$104,973	$(106,266)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$37,000	$2,984	$6,177
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	19,100	1,581	3,189

							$4,565	$9,366

Total Purchased Options							$4,565	$9,366

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$156,000	$(2,964)	$(6,311)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		80,200	(1,512)	(3,245)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	33,800	(61)	(50)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		33,800	(69)	(11)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		$246,200	(529)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		246,200	(1,286)	(348)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	102,100	(196)	(152)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		102,100	(197)	(34)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$111,700	(357)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014		60,700	(222)	(4)

								$(7,393)	$(10,157)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.500	01/10/2014	$39,300	$(143)	$(165)
DUB	Put - OTC USD versus JPY		103.000	01/23/2014	31,300	(190)	(84)

						$(333)	$(249)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(82)	$(7)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	7,100	(70)	(6)

						$(152)	$(13)

Total Written Options						$(7,878)	$(10,419)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Agrium, Inc.	(1.250%	)	03/20/2019	1.073%		$4,000	$0	$(37)	$0	$(37)
	AutoZone, Inc.	(1.070%	)	03/20/2014	0.047%		600	0	(2)	0	(2)
	Burlington Northern Santa Fe LLC	(0.500%	)	06/20/2017	0.073%		2,669	0	(40)	0	(40)
	Computer Sciences Corp.	(1.060%	)	03/20/2018	0.748%		4,000	0	(53)	0	(53)
	L Brands, Inc.	(3.550%	)	09/20/2017	0.934%		1,000	98	(195)	0	(97)
	L Brands, Inc.	(2.850%	)	09/20/2017	0.934%		4,000	548	(832)	0	(284)
	Union Pacific Corp.	(1.000%	)	03/20/2016	0.058%		200	(3)	(1)	0	(4)
BRC	CNA Financial Corp.	(1.390%	)	12/20/2014	0.173%		3,000	0	(37)	0	(37)
	Hanson Building Materials, Inc.	(5.000%	)	09/20/2016	0.374%		1,000	485	(613)	0	(128)
	Hanson Ltd.	(1.000%	)	09/20/2016	0.374%		1,000	243	(260)	0	(17)
	Union Pacific Corp.	(0.600%	)	03/20/2016	0.058%		800	30	(40)	0	(10)
	WPP Ltd.	(3.750%	)	06/20/2017	0.356%	GBP	2,425	0	(471)	0	(471)
DUB	Cardinal Health, Inc.	(0.610%	)	06/20/2017	0.185%		$1,600	11	(35)	0	(24)
	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.185%		1,600	0	(23)	0	(23)
	Spectra Energy Capital LLC	(0.860%	)	06/20/2018	0.735%		5,000	0	(29)	0	(29)
	Starwood Hotels & Resorts Worldwide, Inc.	(2.390%	)	12/20/2015	0.126%		5,000	231	(460)	0	(229)
	Tate & Lyle International Finance PLC	(0.510%	)	12/20/2014	0.081%		1,400	0	(6)	0	(6)
JPM	Viacom, Inc.	(1.150%	)	06/20/2016	0.164%		6,400	0	(159)	0	(159)
	WPP Ltd.	(3.750%	)	06/20/2017	0.356%	GBP	1,650	0	(321)	0	(321)
UAG	Avnet, Inc.	(1.530%	)	09/20/2016	0.404%		$1,550	0	(48)	0	(48)

								$1,643	$(3,662)	$0	$(2,019)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Japan Government International Bond	1.000%	06/20/2018	0.326%		$34,400	$593	$439	$1,032	$0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.367%	JPY	100,000	(99)	96	0	(3)
CBK	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.367%		60,000	(42)	41	0	(1)
DUB	Japan Government International Bond	1.000%	06/20/2018	0.326%		$14,000	248	172	420	0
GST	Japan Government International Bond	1.000%	06/20/2018	0.326%		55,500	1,030	636	1,666	0
MYC	Japan Government International Bond	1.000%	06/20/2018	0.326%		12,500	245	130	375	0

							$1,975	$1,514	$3,493	$(4)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Premiums (Received)	Unrealized Appreciation	Asset	Liability
JPM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.483% based on the notional amount of currency received	02/10/2016	$ 11,220	JPY	920,000	$(3)	$2,533	$2,530	$0

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
FBF	Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN	110,000	$(1)	$48	$47	$0
HUS	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		2,600	0	4	4	0
JPM	Pay	28-Day MXN-TIIE	5.530%	09/11/2018		239,300	(1)	104	103	0
MYC	Pay	28-Day MXN-TIIE	6.590%	12/08/2015		46,900	(48)	213	165	0

							$(50)	$369	$319	$0

Total Swap Agreements							$3,565	$754	$6,342	$(2,023)

(j)	Securities with an aggregate market value of $52,357 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$87,944	$0	$87,944
Mortgage-Backed Securities	0	4,271	0	4,271
Sovereign Issues	0	28,375	0	28,375
Belgium
Sovereign Issues	0	5,132	0	5,132
Brazil
Sovereign Issues	0	4,661	0	4,661
Canada
Corporate Bonds & Notes	0	9,928	0	9,928
Sovereign Issues	0	108,362	0	108,362
Cayman Islands
Asset-Backed Securities	0	17,678	0	17,678
Denmark
Corporate Bonds & Notes	0	24,520	0	24,520
France
Asset-Backed Securities	0	157	0	157
Corporate Bonds & Notes	0	137,763	0	137,763
Sovereign Issues	0	801,460	0	801,460
Germany
Corporate Bonds & Notes	0	118,047	0	118,047
Sovereign Issues	0	119,964	0	119,964
Guernsey, Channel Islands
Corporate Bonds & Notes	0	28,886	0	28,886
Ireland
Asset-Backed Securities	0	6,812	0	6,812
Corporate Bonds & Notes	0	5,164	0	5,164
Mortgage-Backed Securities	0	2,695	0	2,695
Italy
Asset-Backed Securities	0	12,108	0	12,108
Corporate Bonds & Notes	0	6,319	0	6,319
Mortgage-Backed Securities	0	21,832	0	21,832
Sovereign Issues	0	390,132	0	390,132
Japan
Corporate Bonds & Notes	0	8,181	0	8,181
Sovereign Issues	0	815,857	0	815,857
Jersey, Channel Islands
Corporate Bonds & Notes	0	7,503	0	7,503
Luxembourg
Asset-Backed Securities	0	5,180	0	5,180
Corporate Bonds & Notes	0	16,309	0	16,309
Mexico
Sovereign Issues	0	99,134	0	99,134
Netherlands
Asset-Backed Securities	0	18,661	0	18,661
Corporate Bonds & Notes	0	30,286	0	30,286
Mortgage-Backed Securities	0	1,353	0	1,353
New Zealand
Sovereign Issues	0	207,243	0	207,243
Norway
Corporate Bonds & Notes	0	44,559	0	44,559
Slovenia
Sovereign Issues	0	41,846	0	41,846
Spain
Corporate Bonds & Notes	0	11,102	0	11,102
Sovereign Issues	0	761,030	0	761,030
Supranational
Corporate Bonds & Notes	0	138,365	0	138,365
Sweden
Corporate Bonds & Notes	0	36,195	0	36,195
Sovereign Issues	0	16,569	0	16,569
United Kingdom
Bank Loan Obligations	0	12,241	0	12,241
Corporate Bonds & Notes	0	130,524	0	130,524
Mortgage-Backed Securities	0	263,580	0	263,580
Sovereign Issues	0	244,925	0	244,925
United States
Asset-Backed Securities	0	62,715	0	62,715
Bank Loan Obligations	0	3,728	0	3,728
Corporate Bonds & Notes	0	119,987	0	119,987
Mortgage-Backed Securities	0	294,722	5,997	300,719
Municipal Bonds & Notes	0	14,309	0	14,309
Preferred Securities	473	0	4,532	5,005
U.S. Government Agencies	0	143,426	74,223	217,649
U.S. Treasury Obligations	0	81,155	0	81,155
Short-Term Instruments
Repurchase Agreements	0	6,167	0	6,167
Mexico Treasury Bills	0	335,245	0	335,245
U.S. Treasury Bills	0	53,764	0	53,764
	$473	$5,968,071	$84,752	$6,053,296

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$277,163	$0	$0	$277,163

Total Investments	$277,636	$5,968,071	$84,752	$6,330,459

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(257,936)	$0	$(257,936)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,776	1,310	0	8,086
Over the counter	0	120,681	0	120,681
	$6,776	$121,991	$0	$128,767

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,082)	(2,923)	0	(6,005)
Over the counter	0	(118,695)	(13)	(118,708)

	$(3,082)	$(121,618)	$(13)	$(124,713)

Totals	$281,330	$5,710,508	$84,739	$6,076,577

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities	$3,254	$0	$(2,438)	$0	$2	$0	$0	$(818)	$0	$0
United States
Mortgage-Backed Securities	3,946	2,596	(677)	9	69	54	0	0	5,997	110
Preferred Securities	4,650	0	0	0	0	(118)	0	0	4,532	(118)
U.S. Government Agencies	80,928	0	(6,843)	0	0	138	0	0	74,223	167

	$92,778	$2,596	$(9,958)	$9	$71	$74	$0	$(818)	$84,752	$159

Financial Derivative Instruments - Liabilities
Over the counter	$(26)	$0	$0	$0	$0	$13	$0	$0	$(13)	$13

Totals	$92,752	$2,596	$(9,958)	$9	$71	$87	$0	$(818)	$84,739	$172

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
Mortgage-Backed Securities	$5,997	Third Party Vendor	Broker Quote	86.67 - 94.85
Preferred Securities	4,532	Benchmark Pricing	Base Price	$ 7,081.90
U.S. Government Agencies	74,223	Third Party Vendor	Broker Quote	100.52 - 101.04

Financial Derivative Instruments - Liabilities
Over the counter	(13)	Indicative Market Quotation	Broker Quote	0.09 - 0.10

Total	$84,739

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental Advantage Absolute Return Strategy Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 78.1%
CORPORATE BONDS & NOTES 19.8%
BANKING & FINANCE 13.6%
Abbey National Treasury Services PLC
1.818% due 04/25/2014		$3,800	$3,817
Ally Financial, Inc.
3.645% due 06/20/2014		1,000	1,017
4.500% due 02/11/2014		900	905
4.625% due 06/26/2015		9,300	9,702
6.750% due 12/01/2014		7,500	7,873
8.300% due 02/12/2015		12,700	13,684
American Honda Finance Corp.
0.744% due 10/07/2016		6,800	6,840
Banco del Estado de Chile
4.125% due 10/07/2020		5,600	5,710
Banco do Brasil S.A.
3.875% due 10/10/2022		6,400	5,584
Banco Santander Brasil S.A.
4.500% due 04/06/2015		800	826
Banco Santander Chile
3.750% due 09/22/2015		1,400	1,451
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		5,100	4,819
Bank of America Corp.
6.500% due 08/01/2016		7,000	7,908
Bank of America N.A.
6.000% due 10/15/2036		1,200	1,377
Barclays Bank PLC
1.284% due 01/13/2014		2,400	2,401
10.179% due 06/12/2021		3,000	3,982
14.000% due 06/15/2019 (c)	GBP	1,000	2,211
BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,000	2,130
6.500% due 03/10/2021		4,100	4,346
6.750% due 09/30/2022		13,200	14,091
Bear Stearns Cos. LLC
7.250% due 02/01/2018		16,200	19,407
CIT Group, Inc.
4.750% due 02/15/2015		17,959	18,655
Citigroup, Inc.
0.512% due 06/09/2016		14,500	14,273
0.921% due 11/15/2016		15,600	15,633
1.198% due 07/25/2016		5,000	5,055
1.300% due 04/01/2016		24,145	24,213
4.587% due 12/15/2015		1,700	1,817
5.500% due 10/15/2014		1,200	1,245
Compass Bank
6.400% due 10/01/2017		7,000	7,720
Eksportfinans ASA
2.000% due 09/15/2015		11,800	11,652
Export-Import Bank of Korea
4.000% due 01/29/2021		6,300	6,485
4.125% due 09/09/2015		5,900	6,228
5.875% due 01/14/2015		3,000	3,157
Ford Motor Credit Co. LLC
0.992% due 01/17/2017		1,100	1,105
2.750% due 05/15/2015		3,500	3,592
4.207% due 04/15/2016		3,900	4,158
5.625% due 09/15/2015		6,000	6,473
7.000% due 04/15/2015		4,800	5,173
8.000% due 06/01/2014		200	206
General Electric Capital Corp.
0.894% due 07/12/2016		5,800	5,844
Goldman Sachs Group, Inc.
0.641% due 07/22/2015		3,805	3,798
1.238% due 02/07/2014		6,425	6,430
GSPA Monetization Trust
6.422% due 10/09/2029		134	132
HSBC Bank USA N.A.
6.000% due 08/09/2017		2,400	2,703
HSBC Finance Capital Trust
5.911% due 11/30/2035		6,200	6,417
ICICI Bank Ltd.
5.500% due 03/25/2015		5,000	5,180
International Lease Finance Corp.
4.875% due 04/01/2015		6,600	6,856

5.650% due 06/01/2014		2,600	2,652
6.500% due 09/01/2014		400	415
IPIC GMTN Ltd.
1.750% due 11/30/2015		2,800	2,838
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		5,800	5,553
JPMorgan Chase & Co.
0.857% due 02/26/2016		4,700	4,722
JPMorgan Chase Bank N.A.
0.994% due 05/31/2017	EUR	2,000	2,725
Korea Development Bank
3.000% due 09/14/2022		$2,800	2,633
LBG Capital PLC
8.000% due 06/15/2020 (c)		1,400	1,500
8.500% due 12/17/2021 (c)		700	750
LeasePlan Corp. NV
3.000% due 10/23/2017		4,300	4,333
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		20,000	27,174
Macquarie Group Ltd.
7.300% due 08/01/2014		3,100	3,214
National Bank of Canada
2.200% due 10/19/2016		900	929
Northern Rock Asset Management PLC
5.625% due 06/22/2017		3,800	4,311
Petrobras Global Finance BV
3.000% due 01/15/2019		700	656
PKO Finance AB
4.630% due 09/26/2022		1,200	1,199
Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	960
Rabobank Group
3.615% due 04/20/2015	AUD	2,000	1,796
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		$7,100	7,632
SLM Corp.
3.875% due 09/10/2015		17,900	18,594
8.450% due 06/15/2018		10,000	11,687
SLM Corp. CPI Linked Bond
3.084% due 01/31/2014		900	899
Springleaf Finance Corp.
5.750% due 09/15/2016		600	638
6.900% due 12/15/2017		175	192
State Bank of India
4.500% due 07/27/2015		4,800	4,942
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		4,379	4,531
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,810	1,408
UBS AG
1.238% due 01/28/2014		582	583

			413,747

INDUSTRIALS 4.1%
AbbVie, Inc.
0.998% due 11/06/2015		2,200	2,224
Braskem Finance Ltd.
5.750% due 04/15/2021		7,700	7,584
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,700	5,450
Coca-Cola Enterprises, Inc.
0.538% due 02/18/2014		8,144	8,147
CSN Islands Corp.
6.875% due 09/21/2019		1,100	1,147
CSN Resources S.A.
6.500% due 07/21/2020		2,600	2,642
DISH DBS Corp.
7.750% due 05/31/2015		10,800	11,745
EOG Resources, Inc.
0.992% due 02/03/2014		1,993	1,994
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,100	1,204
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,064
HCA, Inc.
7.875% due 02/15/2020		7,800	8,395
8.500% due 04/15/2019		1,400	1,487
Johnson & Johnson
0.311% due 11/28/2016		23,800	23,831
KazMunayGas National Co. JSC
11.750% due 01/23/2015		5,200	5,720
NBCUniversal Media LLC
2.100% due 04/01/2014		4,900	4,921

PepsiCo, Inc.
0.447% due 02/26/2016	7,290	7,299
Petrobras International Finance Co.
5.875% due 03/01/2018	2,300	2,462
8.375% due 12/10/2018	2,400	2,826
Transocean, Inc.
4.950% due 11/15/2015	1,700	1,822
Volkswagen International Finance NV
0.565% due 11/18/2015	19,500	19,523

		124,487

UTILITIES 2.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	2,500	2,520
Electricite de France
5.500% due 01/26/2014	300	301
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,800	1,919
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	1,000	1,066
Qtel International Finance Ltd.
3.375% due 10/14/2016	200	210
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	700	724
Rosneft Finance S.A.
7.250% due 02/02/2020	1,000	1,132
7.500% due 07/18/2016	2,300	2,593
Shell International Finance BV
0.311% due 11/10/2015	6,800	6,806
0.451% due 11/15/2016	5,700	5,709
Telefonica Chile S.A.
3.875% due 10/12/2022	2,400	2,202
Verizon Communications, Inc.
0.857% due 03/28/2014	2,623	2,626
1.773% due 09/15/2016	26,935	27,768
1.993% due 09/14/2018	1,200	1,263
2.500% due 09/15/2016	2,400	2,483
3.650% due 09/14/2018	5,100	5,402

		64,724

Total Corporate Bonds & Notes (Cost $592,390)		602,958

MUNICIPAL BONDS & NOTES 2.9%
CALIFORNIA 1.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,300	1,437
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	2,180	2,572
6.907% due 10/01/2050	1,600	1,944
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	128
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	3,500	4,615
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,252
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	4,000	4,904
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	1,200	1,476
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,300	1,381
5.813% due 06/01/2040	5,700	6,102
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	215
7.021% due 08/01/2040	500	543
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	2,500	2,659
6.583% due 05/15/2049	2,000	2,331

		32,559

COLORADO 0.6%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	15,000	17,416

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,251
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	108

6.899% due 12/01/2040	800	899
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	536

		2,794

NEW JERSEY 0.0%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022	1,935	1,219

NEW YORK 0.5%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,600	1,695
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	1,724
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.565% due 11/15/2028	13,400	13,400

		16,819

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	4,621
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,700	1,264

		5,885

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	7,700	8,715

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,600	1,712

Total Municipal Bonds & Notes (Cost $86,415)		87,119

U.S. GOVERNMENT AGENCIES 14.7%
Fannie Mae
0.875% due 08/28/2017 - 12/20/2017 (h)	32,300	31,725
1.125% due 04/27/2017 (f)(h)	1,800	1,808
1.250% due 01/30/2017 (f)	100	101
1.747% due 07/01/2035	726	753
1.925% due 03/01/2034	717	761
2.310% due 08/01/2022	200	189
2.322% due 12/01/2034	878	932
2.870% due 09/01/2027	1,000	868
3.500% due 07/25/2031	21,483	19,634
3.820% due 09/01/2021	4,894	4,996
4.500% due 06/01/2018 - 01/01/2044	116,658	124,363
5.000% due 02/13/2017 - 02/01/2044	79,800	86,742
5.500% due 05/01/2023 - 01/01/2044	56,838	62,540
6.000% due 05/01/2036 - 04/01/2041	9,476	10,510
6.500% due 09/01/2036	816	909
Freddie Mac
1.000% due 03/08/2017 (f)(h)	2,300	2,305
1.250% due 05/12/2017 (h)	3,000	3,022
3.500% due 07/15/2042	5,589	4,621
4.000% due 06/15/2038 - 07/15/2041	68,860	66,850
5.000% due 09/01/2035 - 07/01/2041	9,707	10,478
5.500% due 07/01/2036 - 03/01/2040	3,718	4,061
6.500% due 05/01/2035	1,097	1,228
Ginnie Mae
5.000% due 09/15/2037 - 10/15/2040	6,874	7,472
Small Business Administration
5.490% due 03/01/2028	265	293
6.020% due 08/01/2028	2,650	2,984

Total U.S. Government Agencies (Cost $440,701)		450,145

U.S. TREASURY OBLIGATIONS 10.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (f)(h)	1,337	1,375
0.125% due 01/15/2022	310	297
0.125% due 07/15/2022	5,687	5,447
0.625% due 07/15/2021	622	631
1.125% due 01/15/2021	214	224
1.250% due 07/15/2020	643	688
1.750% due 01/15/2028	16,945	18,136
2.000% due 01/15/2014 (h)	35,896	35,892
2.000% due 07/15/2014 (h)	13,629	13,938

2.000% due 01/15/2026		5,060	5,605
2.375% due 01/15/2025		46,214	53,132
2.375% due 01/15/2027		53,272	61,365
3.625% due 04/15/2028		3,321	4,392
U.S. Treasury Notes
0.250% due 11/30/2015 (h)		88,800	88,628
0.500% due 12/15/2016 (h)		7,500	7,469
0.625% due 05/31/2017 (h)		9,522	9,399

Total U.S. Treasury Obligations (Cost $327,799)			306,618

MORTGAGE-BACKED SECURITIES 5.9%
Arran Residential Mortgages Funding PLC
1.617% due 05/16/2047	EUR	6,096	8,505
Banc of America Commercial Mortgage Trust
5.649% due 06/10/2049		$7,100	7,856
Chase Mortgage Finance Trust
5.640% due 09/25/2036		3,131	2,836
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		3,521	3,192
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,510	2,702
5.460% due 09/15/2039		11,205	12,182
Eddystone Finance PLC
1.042% due 04/19/2021	GBP	5,675	9,212
First Horizon Mortgage Pass-Through Trust
2.627% due 05/25/2034		$138	136
Granite Master Issuer PLC
0.367% due 12/20/2054		2,061	2,040
0.729% due 12/20/2054	GBP	10,435	17,119
0.809% due 12/20/2054		6,854	11,258
Granite Mortgages PLC
0.578% due 09/20/2044	EUR	184	252
0.604% due 01/20/2044		184	252
0.844% due 03/20/2044	GBP	2,315	3,813
0.844% due 06/20/2044		1,833	3,007
0.897% due 01/20/2044		290	478
0.904% due 09/20/2044		1,478	2,431
Greenwich Capital Commercial Funding Corp.
5.820% due 07/10/2038		$2,418	2,636
Holmes Master Issuer PLC
1.577% due 10/15/2054	EUR	2,274	3,143
JPMorgan Alternative Loan Trust
6.050% due 11/25/2036 ^		$5,560	4,655
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		1,300	1,431
5.447% due 06/12/2047		1,023	1,035
JPMorgan Mortgage Trust
2.430% due 07/27/2037		1,476	1,270
2.699% due 04/25/2036		16,902	15,112
5.243% due 07/25/2035		3,068	3,142
5.750% due 01/25/2036 ^		118	108
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		3,437	3,727
Leek Finance Ltd.
0.506% due 09/21/2038		261	268
0.807% due 12/21/2037	GBP	2,572	4,392
Morgan Stanley Re-REMIC Trust
5.804% due 08/12/2045		$600	657
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		547	508
Prime Mortgage Trust
6.000% due 06/25/2036		1,347	1,156
RBSSP Resecuritization Trust
0.415% due 02/26/2037		5,795	5,278
Sequoia Mortgage Trust
2.634% due 09/20/2046		1,984	1,688
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	297	397
Structured Asset Securities Corp.
5.500% due 09/25/2035		$2,035	2,043
Thornburg Mortgage Securities Trust
1.765% due 03/25/2044		2,293	2,226
1.981% due 12/25/2044		2,684	2,668
Titan Europe PLC
0.797% due 10/23/2016	GBP	8,879	14,390
WaMu Mortgage Pass-Through Certificates
2.406% due 01/25/2035		$1,191	1,188
4.402% due 06/25/2037		1,807	1,561
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 12/25/2034		235	238
2.626% due 04/25/2036 ^		17,440	16,463

2.659% due 06/25/2035		1,529	1,554

Total Mortgage-Backed Securities (Cost $169,342)			180,205

ASSET-BACKED SECURITIES 2.7%
Access Group, Inc.
1.538% due 10/27/2025		1,800	1,818
Ares CLO Ltd.
0.488% due 02/24/2018		92	92
Asset-Backed Securities Corp. Home Equity Loan Trust
0.805% due 07/25/2035		1,200	1,080
Bear Stearns Asset-Backed Securities Trust
0.655% due 07/25/2035		5,388	5,359
Centurion CDO Ltd.
0.562% due 03/08/2017		9,653	9,635
Hillmark Funding
0.489% due 05/21/2021		5,000	4,873
HSBC Home Equity Loan Trust
0.317% due 03/20/2036		4,318	4,237
IXIS Real Estate Capital Trust
0.505% due 02/25/2036		1,284	1,252
Lafayette CLO Ltd.
1.642% due 09/06/2022		631	631
Oak Hill Credit Partners Ltd.
0.488% due 05/17/2021		4,365	4,342
Pacifica CDO Corp.
0.498% due 01/26/2020		1,941	1,929
Penta CLO S.A.
0.551% due 06/04/2024	EUR	1,452	1,925
SLC Student Loan Trust
4.750% due 06/15/2033		$3,415	3,097
SLM Student Loan Trust
0.537% due 12/15/2023	EUR	13,758	18,644
1.738% due 04/25/2023		$3,306	3,409
3.417% due 05/16/2044		4,153	4,406
South Carolina Student Loan Corp.
0.989% due 03/02/2020		3,100	3,098
1.239% due 09/03/2024		1,400	1,408
South Texas Higher Education Authority, Inc.
0.747% due 10/01/2020		6,645	6,642
Venture CDO Ltd.
0.461% due 07/22/2021		3,700	3,597

Total Asset-Backed Securities (Cost $80,721)			81,474

SOVEREIGN ISSUES 7.1%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	1,500	2,114
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		1,600	2,288
5.500% due 07/12/2020		$5,800	5,945
6.369% due 06/16/2018		7,000	7,630
6.500% due 06/10/2019		5,300	5,777
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	7,000	2,090
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	3,100	4,341
2.750% due 12/01/2015		4,000	5,661
3.000% due 04/15/2015		3,500	4,937
3.750% due 08/01/2015		18,300	26,168
4.500% due 07/15/2015		31,300	45,232
6.000% due 11/15/2014		400	575
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2014		1,400	1,910
0.000% due 06/30/2015		3,100	4,194
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,200	1,268
Province of Ontario
1.000% due 07/22/2016		1,200	1,205
3.000% due 07/16/2018		800	840
4.400% due 06/02/2019	CAD	4,300	4,427
5.500% due 06/02/2018		1,200	1,283
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	5,376
Spain Government International Bond
2.750% due 03/31/2015	EUR	700	982
3.150% due 01/31/2016		700	994
3.300% due 10/31/2014		100	140
3.750% due 10/31/2015		2,100	3,012
4.000% due 07/30/2015		42,100	60,128

4.750% due 07/30/2014		13,400	18,845

Total Sovereign Issues (Cost $213,675)			217,362

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		2,700	2,984

Total Convertible Preferred Securities (Cost $3,316)			2,984

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)		7,400	8,644

Total Preferred Securities (Cost $7,622)			8,644

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.6%
CERTIFICATES OF DEPOSIT 0.2%
Banco do Brasil S.A.
0.000% due 01/24/2014		$3,700	3,697
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		3,000	2,967

			6,664

COMMERCIAL PAPER 1.1%
DCP Midstream LLC
1.100% due 01/14/2014		5,700	5,698
1.100% due 01/29/2014		4,500	4,496
Ford Motor Credit Co.
0.840% due 06/02/2014		1,300	1,297
0.850% due 06/16/2014		1,100	1,097
0.880% due 07/14/2014		2,400	2,393
0.900% due 07/01/2014		1,300	1,296
0.900% due 08/05/2014		2,300	2,292
Santander S.A.
2.370% due 01/02/2014		16,300	16,300

			34,869

REPURCHASE AGREEMENTS (d) 3.8%			117,479

ITALY TREASURY BILLS 2.1%
1.003% due 02/28/2014 - 11/14/2014 (a)	EUR	45,769	62,584

MEXICO TREASURY BILLS 6.7%
3.526% due 01/09/2014 - 06/26/2014 (a)	MXN	2,690,002	204,667

SPAIN TREASURY BILLS 0.3%
0.614% due 06/20/2014 - 07/18/2014 (a)	EUR	6,600	9,047

U.S. TREASURY BILLS 0.4%
0.123% due 11/13/2014 - 12/11/2014 (a)(h)		$10,720	10,709

Total Short-Term Instruments (Cost $444,945)		446,019

Total Investments in Securities (Cost $2,366,926)		2,383,528

	SHARES
INVESTMENTS IN AFFILIATES 29.3%
SHORT-TERM INSTRUMENTS 29.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.3%
PIMCO Short-Term Floating NAV Portfolio	729	7
PIMCO Short-Term Floating NAV Portfolio III	89,504,148	894,057

Total Short-Term Instruments (Cost $894,592)		894,064

Total Investments in Affiliates (Cost $894,592)		894,064

Total Investments 107.4% (Cost $3,261,518)		$3,277,592
Financial Derivative Instruments (e)(g) (0.3%) (Cost or Premiums, net $(6,973))		(8,444)
Other Assets and Liabilities, net (7.1%)		(216,844)

Net Assets 100.0%		$3,052,304

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.040%	12/18/2013	01/17/2014	$18,700	U.S. Treasury Notes 1.625% due 11/15/2022	$(18,859)	$18,700	$18,700
BOS	0.010%	12/31/2013	01/02/2014	7,100	U.S. Treasury Notes 0.375% due 01/15/2016	(7,255)	7,100	7,100
GRE	0.080%	12/20/2013	01/23/2014	56,200	U.S. Treasury Notes 1.500% due 06/30/2016	(56,898)	56,200	56,202
MSC	0.020%	12/31/2013	01/02/2014	34,900	U.S. Treasury Notes 2.125% due 08/31/2020	(35,589)	34,900	34,900
SSB	0.000%	12/31/2013	01/02/2014	579	Freddie Mac 2.080% due 10/17/2022	(593)	579	579

Total Repurchase Agreements						$(119,194)	$117,479	$117,481

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $16,438 at a weighted average interest rate of 0.0%.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	3,297	$(515)	$0	$(165)
90-Day Eurodollar December Futures	Long	12/2016	89	(42)	0	(6)
90-Day Eurodollar June Futures	Long	06/2016	139	38	0	(7)
90-Day Eurodollar June Futures	Long	06/2017	13	12	0	(1)
90-Day Eurodollar March Futures	Long	03/2016	295	(157)	0	(15)
90-Day Eurodollar March Futures	Long	03/2017	9	(5)	0	(1)
90-Day Eurodollar September Futures	Long	09/2015	8,242	613	0	(412)
90-Day Eurodollar September Futures	Long	09/2016	92	(53)	0	(6)
E-mini S&P 500 Index March Futures	Short	03/2014	15	(45)	0	(5)

Total Futures Contracts				$(154)	$0	$(618)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018		$58,600	$1,070	$515	$39	$0
iTraxx Europe 20 Index	1.000%	12/20/2018	EUR	10,000	201	191	0	0

					$1,271	$706	$39	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$32,600	$(452)	$(414)	$0	$(30)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	354,600	2,348	16	0	(93)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	25,900	126	84	0	(17)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	155,000	33,730	25,099	1,776	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	126,000	10,004	2,412	1,607	0

					$45,756	$27,197	$3,383	$(140)

Total Swap Agreements					$47,027	$27,903	$3,422	$(140)

(f)	Securities with an aggregate market value of $1,751 and cash of $22,682 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014		$1,603	AUD	1,809	$12	$0
	01/2014		1,007	EUR	742	14	0
	02/2014	AUD	1,809		$1,600	0	(12)
	02/2014		$2,005	GBP	1,226	25	0
	03/2014	EUR	28,585		$37,674	0	(1,650)
BPS	01/2014	GBP	37,197		60,046	0	(1,551)
	01/2014		$163,020	EUR	118,560	83	0
	02/2014	EUR	118,560		$163,016	0	(84)
	02/2014	JPY	863,100		8,380	183	0
	02/2014	MXN	441,735		33,676	43	(56)
	03/2014		107,483		8,234	57	0
	04/2014		221,778		16,761	8	(79)
	05/2014		36,770		2,808	21	0
	06/2014		44,243		3,371	25	0
	08/2014	EUR	200		253	0	(22)
BRC	01/2014		$68,820	GBP	42,273	1,181	0
	02/2014	GBP	42,273		$68,805	0	(1,182)
CBK	01/2014	MXN	147,646		11,145	0	(158)
	01/2014		$14,129	EUR	10,417	201	0
	02/2014	EUR	19,366		$26,578	0	(64)
	02/2014	MXN	297,131		22,607	0	(49)
	03/2014		211,300		16,188	103	0
	04/2014	EUR	300		380	0	(32)
DUB	01/2014		1,829		2,516	0	0
	01/2014	GBP	5,076		8,303	0	(103)
	02/2014	JPY	1,814,500		17,518	284	0
	03/2014	CAD	6,276		5,888	0	(9)
	03/2014	MXN	47,122		3,626	37	0
	05/2014		41,307		3,163	33	0
FBF	01/2014	EUR	127,767		172,801	0	(2,968)
	01/2014	JPY	178,337		1,700	7	0
	04/2014	EUR	5,900		7,968	0	(149)
	06/2014		500		634	0	(54)
GLM	01/2014	MXN	302,905		22,890	0	(298)
	02/2014	EUR	4,681		6,266	0	(173)
HUS	01/2014		123		168	0	(1)
JPM	01/2014	MXN	204,046		15,816	195	0
	02/2014	EUR	12,277		16,784	0	(105)
	06/2014	MXN	88,341		6,722	48	0
MSC	01/2014	BRL	4,650		1,971	1	0
	01/2014	MXN	104,854		8,029	3	(1)
	01/2014		$1,990	BRL	4,650	0	(20)
	02/2014	BRL	4,650		$1,975	20	0
	04/2014	MXN	269,509		20,238	0	(213)
	06/2014		95,251		7,244	48	0
RYL	03/2014	EUR	1,891		2,528	0	(74)
SOG	01/2014	AUD	1,809		1,652	37	0
UAG	04/2014	EUR	19,600		26,506	0	(458)

Total Forward Foreign Currency Contracts						$2,669	$(9,565)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	17,000	$(32)	$(25)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		17,000	(38)	(6)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		4,200	(8)	(6)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		4,200	(9)	(2)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		4,200	(9)	(6)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		4,200	(9)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		$207,700	(419)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		207,700	(1,254)	(294)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		118,500	(142)	(7)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.700%	03/17/2014		118,500	(972)	(1,604)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		200,800	(527)	(371)

								$(3,419)	$(2,324)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014	$8,100	$(5)	$(8)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014	8,100	(10)	(3)

						$(15)	$(11)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(336)	$(43)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	(83)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	(11)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	(11)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	(9)

						$(1,388)	$(157)

Total Written Options						$(4,822)	$(2,492)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	American International Group, Inc.	1.000%	03/20/2016	0.240%		$10,000	$(353)	$526	$173	$0
	China Government International Bond	1.000%	06/20/2015	0.213%		3,100	52	(15)	37	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.300%		6,800	(135)	231	96	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%		8,000	(525)	631	106	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		300	(4)	8	4	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		1,800	(4)	15	11	0
BRC	Brazil Government International Bond	1.000%	06/20/2016	1.166%		4,200	(8)	(7)	0	(15)
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%		2,000	(34)	24	0	(10)
	Mexico Government International Bond	1.000%	03/20/2016	0.359%		5,900	(28)	115	87	0
CBK	American International Group, Inc.	1.000%	03/20/2016	0.240%		9,900	(354)	525	171	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		1,000	(16)	18	2	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%		8,700	(15)	(17)	0	(32)
	China Government International Bond	1.000%	06/20/2015	0.213%		700	11	(3)	8	0
	General Electric Capital Corp.	5.000%	09/20/2014	0.174%		10,500	374	14	388	0
	Mexico Government International Bond	1.000%	03/20/2015	0.240%		1,200	(28)	39	11	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		800	(12)	22	10	0
DUB	Bank of America Corp.	1.000%	09/20/2014	0.217%		1,000	8	(2)	6	0
	Brazil Government International Bond	1.000%	03/20/2016	1.051%		24,400	(83)	64	0	(19)
	Brazil Government International Bond	1.000%	06/20/2016	1.166%		5,400	(13)	(7)	0	(20)
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%		1,200	15	1	16	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		600	(14)	15	1	0
	Merrill Lynch & Co., Inc.	1.000%	03/20/2016	0.376%		1,600	(34)	57	23	0
	Mexico Government International Bond	1.000%	03/20/2015	0.240%		900	(21)	29	8	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%		5,400	(26)	105	79	0
FBF	Brazil Government International Bond	1.000%	09/20/2015	0.895%		1,900	(24)	28	4	0
GST	Mexico Government International Bond	1.000%	12/20/2018	0.879%		400	(1)	3	2	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.895%		2,300	(23)	28	5	0
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		100	1	1	2	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		9,500	(23)	82	59	0
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.895%		2,600	(27)	33	6	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%		12,400	(735)	898	163	0
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		1,900	26	4	30	0
RYL	China Government International Bond	1.000%	06/20/2015	0.213%		1,400	24	(7)	17	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		1,900	(22)	45	23	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.895%		500	(5)	6	1	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		400	(6)	10	4	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.315%	EUR	6,100	(91)	82	0	(9)

							$(2,153)	$3,601	$1,553	$(105)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	MCDX-21 5-Year Index	1.000%	12/20/2018	$5,000	$(96)	$13	$0	$(83)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	2,315	0	39	39	0

					$(96)	$52	$39	$(83)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,600	$1	$(42)	$0	$(41)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(11)	0	(11)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	265,700	127	417	544	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		600	0	0	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		19,000	(8)	35	27	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		100	0	0	0	0
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	3,000	11	(87)	0	(76)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(11)	0	(11)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	100	0	0	0	0
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	1,900	0	(50)	0	(50)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(11)	0	(11)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	200	(1)	(1)	0	(2)
HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		62,300	23	103	126	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		1,800	(1)	1	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		12,000	(4)	22	18	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		23,000	(58)	(35)	0	(93)
MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	1,000	3	(29)	0	(26)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	19,100	4	35	39	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,000	1	(28)	0	(27)

							$98	$308	$754	$(348)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAUSLT Index	4,128,665	1-Month USD-LIBOR plus a specified spread	01/15/2014	$807,402	$32,741	$32,741	$0
	Receive	S&P 500 Total Return Index	0	1-Month USD-LIBOR plus a specified spread	01/15/2014	0	(39,243)	0	(39,243)
	Pay	S&P 500 Total Return Index	297,719	1-Month USD-LIBOR plus a specified spread	01/15/2014	953,362	0	0	0
BPS	Pay	S&P 500 Total Return Index	88,058	1-Month USD-LIBOR plus a specified spread	10/15/2014	281,981	(9,925)	0	(9,925)
BRC	Receive	ERAUSLT Index	3,290,720	1-Month USD-LIBOR plus a specified spread	03/31/2014	526,948	138,377	138,377	0
	Pay	S&P 500 Total Return Index	175,050	3-Month USD-LIBOR plus a specified spread	07/15/2014	510,363	(69,886)	0	(69,886)
	Receive	ERAUSLT Index	2,017,229	1-Month USD-LIBOR plus a specified spread	10/31/2014	399,492	9,227	9,227	0
CBK	Receive	ERAUSLT Index	1,536,341	1-Month USD-LIBOR plus a specified spread	11/17/2014	292,190	18,460	18,460	0
JPM	Pay	S&P 500 Total Return Index	361,958	3-Month USD-LIBOR plus a specified spread	07/15/2014	1,038,221	(161,586)	0	(161,586)
	Receive	ERAUSLT Index	4,163,924	1-Month USD-LIBOR plus a specified spread	10/31/2014	763,458	78,305	78,305	0

							$(3,530)	$277,110	$(280,640)

Total Swap Agreements						$(2,151)	$431	$279,456	$(281,176)

(5)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(h)	Securities with an aggregate market value of $105,901 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$413,615	$132	$413,747
Industrials	0	124,487	0	124,487
Utilities	0	64,724	0	64,724
Municipal Bonds & Notes
California	0	32,559	0	32,559
Colorado	0	17,416	0	17,416
Illinois	0	2,794	0	2,794
New Jersey	0	1,219	0	1,219
New York	0	16,819	0	16,819
Ohio	0	5,885	0	5,885
Texas	0	8,715	0	8,715
Washington	0	1,712	0	1,712
U.S. Government Agencies	0	450,145	0	450,145
U.S. Treasury Obligations	0	306,618	0	306,618
Mortgage-Backed Securities	0	178,935	1,270	180,205
Asset-Backed Securities	0	81,474	0	81,474
Sovereign Issues	0	217,362	0	217,362
Convertible Preferred Securities
Banking & Finance	2,984	0	0	2,984
Preferred Securities
Banking & Finance	0	8,644	0	8,644
Short-Term Instruments
Certificates of Deposit	0	6,664	0	6,664
Commercial Paper	0	34,869	0	34,869
Repurchase Agreements	0	117,479	0	117,479
Italy Treasury Bills	0	62,584	0	62,584
Mexico Treasury Bills	0	204,667	0	204,667
Spain Treasury Bills	0	9,047	0	9,047
U.S. Treasury Bills	0	10,709	0	10,709
	$2,984	$2,379,142	$1,402	$2,383,528

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$894,064	$0	$0	$894,064

Total Investments	$897,048	$2,379,142	$1,402	$3,277,592

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,422	0	3,422
Over the counter	0	282,125	0	282,125
	$0	$285,547	$0	$285,547

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(618)	(140)	0	(758)
Over the counter	0	(293,076)	(157)	(293,233)

	$(618)	$(293,216)	$(157)	$(293,991)

Totals	$896,430	$2,371,473	$1,245	$3,269,148

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$143	$0	$(2)	$0	$0	$(9)	$0	$0	$132	$(9)
Industrials	6,032	0	(5,608)	0	(192)	(232)	0	0	0	0
Mortgage-Backed Securities	0	0	0	0	0	0	1,270	0	1,270	0
Asset-Backed Securities	2,920	0	(2,288)	0	2	(3)	0	(631)	0	0

	$9,095	$0	$(7,898)	$0	$(190)	$(244)	$1,270	$(631)	$1,402	$(9)

Financial Derivative Instruments - Liabilities
Over the counter	$(274)	$0	$0	$0	$0	$117	$0	$0	$(157)	$117

Totals	$8,821	$0	$(7,898)	$0	$(190)	$(127)	$1,270	$(631)	$1,245	$108

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$132	Third Party Vendor	Broker Quote	98.20
Mortgage-Backed Securities	1,270	Third Party Vendor	Broker Quote	86.00

Financial Derivative Instruments - Liabilities
Over the counter	(157)	Indicative Market Quotation	Broker Quote	0.08 - 0.11

Total	$1,245

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental IndexPLUS® AR Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 69.6%
BANK LOAN OBLIGATIONS 0.0%
HCA, Inc.
2.669% due 05/02/2016		$265	$266

Total Bank Loan Obligations (Cost $256)			266

CORPORATE BONDS & NOTES 21.9%
BANKING & FINANCE 14.3%
Abbey National Treasury Services PLC
1.818% due 04/25/2014		200	201
Ally Financial, Inc.
3.439% due 02/11/2014		2,100	2,113
3.645% due 06/20/2014		1,200	1,221
4.500% due 02/11/2014		4,000	4,023
4.625% due 06/26/2015		12,900	13,458
6.750% due 12/01/2014		2,935	3,081
8.300% due 02/12/2015		2,500	2,694
American Honda Finance Corp.
0.744% due 10/07/2016		6,700	6,739
American International Group, Inc.
5.050% due 10/01/2015		100	107
ASIF
3.000% due 02/17/2017	EUR	3,500	4,764
Banco del Estado de Chile
4.125% due 10/07/2020		$4,200	4,282
Banco do Brasil S.A.
3.875% due 10/10/2022		2,000	1,745
6.000% due 01/22/2020		800	852
Banco Santander Brasil S.A.
2.343% due 03/18/2014		400	400
4.250% due 01/14/2016		300	311
Banco Santander Chile
1.842% due 01/19/2016		1,000	996
Bank of America Corp.
0.571% due 08/15/2016		400	393
4.500% due 04/01/2015		1,500	1,570
Bank of Montreal
2.850% due 06/09/2015		100	103
Banque PSA Finance S.A.
2.146% due 04/04/2014		200	200
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	12,900	28,522
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	213
6.500% due 03/10/2021		200	212
6.750% due 09/30/2022		8,100	8,647
BPCE S.A.
1.988% due 02/07/2014		4,500	4,507
CIT Group, Inc.
4.750% due 02/15/2015		19,700	20,463
5.250% due 04/01/2014		5,700	5,771
Citigroup, Inc.
0.512% due 06/09/2016		11,100	10,927
0.921% due 11/15/2016		15,500	15,533
1.198% due 07/25/2016		19,400	19,614
1.694% due 01/13/2014		2,200	2,201
3.953% due 06/15/2016		1,200	1,277
4.450% due 01/10/2017		600	651
5.000% due 09/15/2014		12,700	13,064
Credit Agricole Home Loan SFH
0.992% due 07/21/2014		100	100
Credit Agricole S.A.
1.692% due 01/21/2014		300	300
Export-Import Bank of Korea
4.000% due 01/29/2021		4,700	4,838
Ford Motor Credit Co. LLC
1.338% due 08/28/2014		6,700	6,732
2.750% due 05/15/2015		1,400	1,437
5.625% due 09/15/2015		16,800	18,123
HBOS PLC
0.942% due 09/06/2017		2,500	2,417
International Lease Finance Corp.
4.875% due 04/01/2015		1,300	1,350
5.650% due 06/01/2014		6,300	6,426
5.750% due 05/15/2016		1,500	1,611

6.500% due 09/01/2014		15,300	15,874
6.750% due 09/01/2016		800	896
8.625% due 09/15/2015		600	668
IPIC GMTN Ltd.
1.750% due 11/30/2015		7,500	7,602
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		3,800	3,639
JPMorgan Chase & Co.
0.689% due 04/23/2015		3,100	3,107
0.857% due 02/26/2016		32,800	32,952
0.993% due 05/02/2014		13,300	13,332
4.750% due 03/01/2015		2,600	2,721
JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	7,300	13,155
KeyBank N.A.
7.413% due 10/15/2027		$4,000	4,335
Korea Development Bank
1.000% due 01/22/2016		2,000	1,986
3.000% due 09/14/2022		1,700	1,599
3.500% due 08/22/2017		300	313
4.375% due 08/10/2015		700	738
Korea Exchange Bank
3.125% due 06/26/2017		3,200	3,286
LBG Capital PLC
7.869% due 08/25/2020	GBP	13,814	24,442
8.500% due 12/17/2021 (d)		$200	214
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,016
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		1,100	1,495
Morgan Stanley
0.724% due 10/15/2015		300	300
Nykredit Realkredit A/S
2.000% due 04/01/2014	DKK	28,200	5,227
Petrobras Global Finance BV
2.000% due 05/20/2016		$19,000	19,032
3.000% due 01/15/2019		400	375
PKO Finance AB
4.630% due 09/26/2022		700	699
Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	1,067
Rabobank Group
11.000% due 06/30/2019 (d)		7,000	9,284
RCI Banque S.A.
2.116% due 04/11/2014		400	401
Realkredit Danmark A/S
2.000% due 04/01/2014	DKK	50,800	9,405
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$2,200	2,351
SLM Corp.
0.538% due 01/27/2014		7,450	7,441
5.000% due 04/15/2015		18,300	19,192
6.250% due 01/25/2016		4,200	4,552
Springleaf Finance Corp.
5.750% due 09/15/2016		900	956
6.900% due 12/15/2017		1,300	1,427
SSIF Nevada LP
0.944% due 04/14/2014		1,000	1,002
State Bank of India
4.500% due 07/27/2015		1,000	1,030
Tri-Command Military Housing LLC
5.383% due 02/15/2048		3,333	2,593
Turkiye Garanti Bankasi A/S
2.742% due 04/20/2016		200	195
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		5,200	5,584
Wells Fargo & Co.
0.772% due 07/20/2016		19,000	19,079
1.250% due 07/20/2016		3,000	3,024
Wells Fargo Bank N.A.
0.522% due 07/20/2015		6,900	6,913

			479,688

INDUSTRIALS 6.2%
AbbVie, Inc.
0.998% due 11/06/2015		12,035	12,164
Braskem Finance Ltd.
5.750% due 04/15/2021		5,800	5,713
Canadian National Railway Co.
0.438% due 11/06/2015		4,900	4,906
Daimler Finance North America LLC
0.843% due 01/09/2015		7,800	7,828
0.922% due 08/01/2016		8,200	8,222
1.024% due 04/10/2014		1,045	1,047

DISH DBS Corp.
6.625% due 10/01/2014	7,750	8,079
7.125% due 02/01/2016	7,855	8,719
7.750% due 05/31/2015	3,600	3,915
Enbridge, Inc.
0.897% due 10/01/2016	5,400	5,424
General Mills, Inc.
0.588% due 05/16/2014	1,200	1,201
Gerdau Holdings, Inc.
7.000% due 01/20/2020	800	876
Gerdau Trade, Inc.
5.750% due 01/30/2021	4,800	4,920
Gilead Sciences, Inc.
2.400% due 12/01/2014	7,900	8,032
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	2,300	2,231
HCA, Inc.
6.375% due 01/15/2015	2,600	2,737
6.500% due 02/15/2016	200	219
7.875% due 02/15/2020	10,820	11,645
Johnson & Johnson
0.311% due 11/28/2016	23,700	23,731
KazMunayGas National Co. JSC
11.750% due 01/23/2015	5,100	5,610
MGM Resorts International
6.625% due 07/15/2015	7,700	8,297
7.500% due 06/01/2016	600	675
NBCUniversal Media LLC
2.100% due 04/01/2014	4,900	4,921
PepsiCo, Inc.
0.436% due 07/30/2015	22,500	22,545
Petrobras International Finance Co.
3.875% due 01/27/2016	900	931
President and Fellows of Harvard College
6.500% due 01/15/2039	8,600	10,949
Rohm & Haas Co.
6.000% due 09/15/2017	144	163
Schlumberger Investment S.A.
0.792% due 09/12/2014	2,700	2,711
STATS ChipPAC Ltd.
4.500% due 03/20/2018	1,300	1,300
Transocean, Inc.
4.950% due 11/15/2015	300	322
United Airlines, Inc.
6.750% due 09/15/2015	1,600	1,658
Volkswagen International Finance NV
0.565% due 11/18/2015	9,500	9,511
0.857% due 04/01/2014	2,300	2,303
1.038% due 02/17/2014	13,000	13,014
Woodside Finance Ltd.
4.500% due 11/10/2014	900	928

		207,447

UTILITIES 1.4%
Majapahit Holding BV
7.750% due 01/20/2020	500	551
Shell International Finance BV
0.311% due 11/10/2015	6,600	6,605
0.451% due 11/15/2016	5,500	5,509
Telefonica Chile S.A.
3.875% due 10/12/2022	1,200	1,101
Verizon Communications, Inc.
0.442% due 03/06/2015	1,900	1,897
1.773% due 09/15/2016	18,700	19,278
1.993% due 09/14/2018	1,200	1,263
2.500% due 09/15/2016	2,500	2,587
3.650% due 09/14/2018	7,100	7,520

		46,311

Total Corporate Bonds & Notes (Cost $726,141)		733,446

MUNICIPAL BONDS & NOTES 0.5%
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	2,100	2,122

NEW YORK 0.3%
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.565% due 11/15/2028	13,200	13,200

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,300	1,710

Total Municipal Bonds & Notes (Cost $16,940)		17,032

U.S. GOVERNMENT AGENCIES 14.0%
Fannie Mae
0.225% due 12/25/2036	223	217
0.515% due 03/25/2037 - 09/25/2042	824	820
0.545% due 07/25/2037	253	254
0.565% due 09/25/2035	324	320
0.575% due 09/25/2035	805	807
0.795% due 05/25/2040	294	296
0.875% due 08/28/2017 - 12/20/2017	29,100	28,622
0.885% due 06/25/2037	128	128
0.895% due 06/25/2040	2,521	2,530
0.905% due 03/25/2040	642	647
0.915% due 11/25/2039 - 01/25/2040	995	1,007
0.985% due 12/25/2039	207	208
1.065% due 07/25/2039	155	157
1.250% due 01/30/2017	300	304
1.344% due 06/01/2043 - 07/01/2044	328	335
1.921% due 10/01/2034	37	38
1.967% due 11/01/2034	10	11
1.992% due 11/01/2035	81	85
2.174% due 09/01/2035	283	299
2.222% due 10/01/2035	78	83
2.233% due 05/01/2035	16	17
2.277% due 12/01/2033	195	205
2.299% due 07/01/2035	241	256
2.310% due 08/01/2022	200	189
2.315% due 07/01/2035	196	210
2.328% due 03/01/2035	36	38
2.330% due 08/01/2035	337	362
2.369% due 05/25/2035	52	54
2.374% due 09/01/2035	228	245
2.387% due 05/01/2036	160	170
2.415% due 07/01/2034	278	294
2.436% due 01/01/2035	296	314
2.452% due 09/01/2036	151	160
2.471% due 06/01/2035	421	449
2.500% due 08/01/2035	468	495
2.523% due 07/01/2036	165	176
2.590% due 07/01/2022 - 08/01/2036	1,020	997
2.661% due 12/01/2033	47	50
2.865% due 06/01/2035	562	599
2.870% due 09/01/2027	500	434
2.920% due 06/01/2022	2,577	2,537
3.157% due 05/01/2022	2,077	2,083
3.500% due 04/01/2043 - 11/01/2043	1,002	996
4.000% due 08/01/2018 - 02/01/2044	25,515	27,044
4.500% due 11/01/2017 - 02/01/2044	220,784	234,155
5.000% due 05/11/2017 - 02/01/2044	57,656	62,665
5.500% due 10/01/2021 - 01/01/2044	34,139	37,571
6.000% due 02/01/2029 - 05/01/2041	2,013	2,242
6.500% due 09/01/2034	11	13
Freddie Mac
0.317% due 07/15/2019	228	227
0.425% due 08/25/2031	106	104
0.497% due 02/15/2037	27	27
0.567% due 06/15/2018	27	27
0.717% due 07/15/2041	1,864	1,873
0.737% due 06/15/2041	1,791	1,806
0.777% due 07/15/2037	395	398
0.837% due 08/15/2037	347	349
0.867% due 08/15/2037	450	452
1.022% due 01/15/2038	266	268
1.250% due 05/12/2017	1,100	1,108
1.342% due 02/25/2045	48	49
4.000% due 06/15/2038	1,547	1,583
4.500% due 04/01/2039 - 06/01/2041	3,926	4,156
5.000% due 03/01/2038	9,687	10,451
5.500% due 06/01/2027 - 05/01/2040	5,120	5,594
6.000% due 02/01/2034 - 01/01/2044	6,417	7,110
Ginnie Mae
5.000% due 06/15/2034 - 06/15/2041	12,022	13,071
6.000% due 05/15/2037 - 07/15/2037	434	489
NCUA Guaranteed Notes
0.619% due 10/07/2020	332	333
Small Business Administration
5.290% due 12/01/2027	309	336
5.490% due 03/01/2028	2,809	3,109

5.600% due 09/01/2028		2,730	3,044

Total U.S. Government Agencies (Cost $467,669)			468,152

U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017		411	423
0.125% due 07/15/2022		8,632	8,268
0.375% due 07/15/2023		4,315	4,160
0.625% due 07/15/2021		8,808	8,942
1.125% due 01/15/2021		427	449
1.250% due 04/15/2014 (j)		53,522	53,900
1.250% due 07/15/2020		428	458
1.750% due 01/15/2028		7,692	8,233
2.000% due 01/15/2014 (h)(j)		42,342	42,337
2.000% due 07/15/2014		57,613	58,921
2.000% due 01/15/2026		6,236	6,908
2.375% due 01/15/2025		7,806	8,974
2.375% due 01/15/2027		15,982	18,409
2.500% due 01/15/2029		6,418	7,535
3.625% due 04/15/2028		2,310	3,055
3.875% due 04/15/2029		3,694	5,061
U.S. Treasury Notes
0.250% due 11/30/2015 (j)		87,600	87,431
0.500% due 12/15/2016		2,300	2,290
0.625% due 05/31/2017 (j)		155	153

Total U.S. Treasury Obligations (Cost $332,791)			325,907

MORTGAGE-BACKED SECURITIES 4.6%
American Home Mortgage Investment Trust
2.355% due 02/25/2045		118	117
Banc of America Commercial Mortgage Trust
5.734% due 05/10/2045		900	982
Banc of America Funding Corp.
0.447% due 06/20/2047		600	389
Bear Stearns Adjustable Rate Mortgage Trust
2.786% due 01/25/2034		914	909
Bear Stearns Alt-A Trust
0.325% due 02/25/2034		463	437
0.605% due 07/25/2035		2,325	2,332
2.708% due 09/25/2035		125	110
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		100	109
5.405% due 12/11/2040		3,100	3,291
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036		460	351
Chaseflex Trust
0.465% due 07/25/2037		1,427	1,055
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		117	115
2.540% due 05/25/2035		223	217
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.218% due 07/15/2044		3,998	4,193
Countrywide Alternative Loan Trust
0.345% due 05/25/2047		463	376
0.355% due 09/25/2046 ^		2,370	1,725
0.445% due 02/25/2037		2,314	1,759
Countrywide Home Loan Mortgage Pass-Through Trust
2.417% due 02/20/2036		95	84
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,510	2,702
5.383% due 02/15/2040		292	316
5.460% due 09/15/2039		10,265	11,159
DBRR Trust
0.853% due 02/25/2045		6,905	6,873
Deutsche ALT-A Securities, Inc.
0.495% due 02/25/2036		5,820	3,955
Eddystone Finance PLC
1.042% due 04/19/2021	GBP	5,583	9,064
First Horizon Alternative Mortgage Securities
2.250% due 08/25/2035		$683	613
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		415	395
Granite Master Issuer PLC
0.367% due 12/20/2054		155	153
0.425% due 12/20/2054	EUR	1,508	2,060
0.445% due 12/20/2054		155	211
0.729% due 12/20/2054	GBP	4,999	8,201
0.809% due 12/20/2054		2,499	4,105
Granite Mortgages PLC
0.844% due 06/20/2044		1,531	2,512
Greenpoint Mortgage Pass-Through Certificates
2.792% due 10/25/2033		$256	253

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	103
5.246% due 04/10/2037		2,300	2,329
5.820% due 07/10/2038		2,418	2,637
GSR Mortgage Loan Trust
2.648% due 09/25/2035		693	690
5.032% due 11/25/2035		382	376
6.000% due 05/25/2037		1,584	1,477
HarborView Mortgage Loan Trust
0.416% due 01/19/2036		1,083	725
IndyMac Mortgage Loan Trust
2.326% due 01/25/2036		414	326
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		3,130	3,421
5.420% due 01/15/2049		2,900	3,186
5.439% due 01/15/2049		10,871	11,996
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		39	36
Lanark Master Issuer PLC
1.638% due 12/22/2054		5,329	5,413
LB Commercial Mortgage Trust
5.839% due 07/15/2044		13,249	14,727
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		3,371	3,655
Leek Finance Ltd.
0.466% due 12/21/2038		2,934	2,993
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.607% due 12/15/2030		779	764
Merrill Lynch Floating Trust
0.706% due 07/09/2021		937	935
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036		363	333
1.596% due 10/25/2035		5,079	4,938
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		600	661
Morgan Stanley Capital Trust
5.207% due 11/14/2042		3,200	3,368
5.610% due 04/15/2049		114	115
Residential Accredit Loans, Inc. Trust
0.350% due 08/25/2036		2,979	2,194
3.590% due 12/25/2035		1,182	943
Sequoia Mortgage Trust
0.377% due 06/20/2036		1,312	1,137
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	33	44
Structured Adjustable Rate Mortgage Loan Trust
1.534% due 01/25/2035		$346	273
2.482% due 08/25/2034		648	643
2.487% due 01/25/2035		717	660
2.507% due 08/25/2035		289	266
2.557% due 09/25/2035		456	436
Structured Asset Mortgage Investments Trust
0.416% due 07/19/2035		179	166
0.445% due 02/25/2036		199	154
Structured Asset Securities Corp.
2.625% due 10/28/2035		293	278
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020		1,622	1,606
5.749% due 07/15/2045		1,609	1,766
Wachovia Mortgage Loan Trust LLC
2.790% due 05/20/2036 ^		957	817
WaMu Mortgage Pass-Through Certificates
0.455% due 10/25/2045		80	74
0.485% due 01/25/2045		479	462
1.143% due 02/25/2046		998	942
1.340% due 05/25/2041		23	22
1.343% due 11/25/2042		83	79
2.207% due 02/27/2034		231	229
2.463% due 10/25/2046		242	229
2.463% due 12/25/2046		1,010	971
4.746% due 06/25/2037		1,007	885
Wells Fargo Mortgage-Backed Securities Trust
2.628% due 03/25/2036		526	526

Total Mortgage-Backed Securities (Cost $148,698)			152,129

ASSET-BACKED SECURITIES 3.5%
Aames Mortgage Investment Trust
1.740% due 01/25/2035		46	47
Apidos CDO Ltd.
0.498% due 07/27/2017		283	283
Ares CLO Ltd.
0.488% due 02/24/2018		47	47
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.985% due 02/25/2034		2,546	2,339

Asset-Backed Funding Certificates Trust
0.385% due 01/25/2037		5,508	3,182
1.215% due 03/25/2034		8,382	6,625
Asset-Backed Securities Corp. Home Equity Loan Trust
0.440% due 09/25/2034		100	99
0.805% due 07/25/2035		500	450
Avenue CLO Ltd.
0.496% due 10/30/2017		648	649
0.502% due 07/20/2018		1,551	1,549
Bacchus Ltd.
0.482% due 01/20/2019		6,087	5,989
Bear Stearns Asset-Backed Securities Trust
0.325% due 08/25/2036		3,932	2,681
0.845% due 10/25/2035		4,800	2,992
Black Diamond CLO Delaware Corp.
0.495% due 06/20/2017		1,006	1,006
Bumper S.A.
1.486% due 02/23/2023	EUR	2,304	3,188
Callidus Debt Partners CLO Fund Ltd.
0.504% due 04/17/2020		$5,552	5,549
Centurion CDO Ltd.
0.562% due 03/08/2017		7,248	7,235
Citibank Omni Master Trust
2.917% due 08/15/2018		1,400	1,421
Citigroup Mortgage Loan Trust, Inc.
0.325% due 09/25/2036		8,108	4,058
Cornerstone CLO Ltd.
0.464% due 07/15/2021		5,800	5,670
Countrywide Asset-Backed Certificates
0.515% due 04/25/2036		6,500	6,175
Credit Suisse Mortgage Capital Certificates
0.765% due 09/25/2037		10,351	9,269
Credit-Based Asset Servicing and Securitization LLC
0.225% due 11/25/2036		39	21
Duane Street CLO Ltd.
0.496% due 01/11/2021		3,391	3,354
Fremont Home Loan Trust
0.225% due 01/25/2037		19	9
Harbourmaster CLO BV
0.568% due 10/11/2019	EUR	2,988	4,103
Hillmark Funding
0.489% due 05/21/2021		$1,100	1,072
Honda Auto Receivables Owner Trust
0.880% due 09/21/2015		529	530
Lafayette CLO Ltd.
1.642% due 09/06/2022		431	430
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034		17	16
Morgan Stanley ABS Capital, Inc. Trust
0.415% due 03/25/2037		4,740	2,489
Nash Point CLO
0.580% due 07/25/2022	EUR	1,925	2,618
NOB Hill CLO Ltd.
0.491% due 08/15/2018		$1,549	1,538
Pacifica CDO Corp.
0.498% due 01/26/2020		790	785
Panhandle-Plains Higher Education Authority, Inc.
1.377% due 10/01/2035		59	60
Residential Asset Mortgage Products Trust
0.325% due 02/25/2037		5,157	4,516
Residential Asset Securities Corp. Trust
0.315% due 08/25/2036		3,066	2,888
SG Mortgage Securities Trust
0.345% due 02/25/2036		16,580	9,440
SLC Student Loan Trust
4.750% due 06/15/2033		177	160
SLM Student Loan Trust
0.537% due 12/15/2023	EUR	2,083	2,822
1.217% due 06/15/2023		$1,248	1,254
3.417% due 05/16/2044		340	361
Specialty Underwriting & Residential Finance Trust
0.465% due 12/25/2036		4,900	3,330
Structured Asset Securities Corp.
0.485% due 05/25/2037		3,100	2,742
Venture CDO Ltd.
0.461% due 07/22/2021		600	583
Wood Street CLO BV
0.544% due 11/22/2021	EUR	542	735

Total Asset-Backed Securities (Cost $112,178)			116,359

SOVEREIGN ISSUES 5.2%
Autonomous Community of Valencia
4.375% due 07/16/2015		100	141

Italy Buoni Poliennali Del Tesoro
2.750% due 12/01/2015		2,400	3,397
3.000% due 04/15/2015		2,100	2,962
3.750% due 08/01/2015		16,500	23,595
4.500% due 07/15/2015		26,800	38,729
6.000% due 11/15/2014		2,600	3,737
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2014		9,100	12,412
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	5,566	437
5.000% due 06/16/2016 (c)		11,233	951
Qatar Government International Bond
5.250% due 01/20/2020		$3,600	4,032
Spain Government International Bond
2.750% due 03/31/2015	EUR	100	140
3.150% due 01/31/2016		6,500	9,231
3.750% due 10/31/2015		9,700	13,913
4.000% due 07/30/2015		42,100	60,128

Total Sovereign Issues (Cost $170,901)			173,805

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
DG Funding Trust
0.554% due 01/30/2014 (d)		243	1,720

Total Preferred Securities (Cost $2,585)			1,720

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.1%
CERTIFICATES OF DEPOSIT 0.1%
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		$3,800	3,756

COMMERCIAL PAPER 1.6%
British Telecommunications PLC
0.750% due 04/08/2014		1,600	1,597
0.800% due 03/10/2014		16,600	16,575
DCP Midstream LLC
1.100% due 01/14/2014		5,600	5,598
1.100% due 01/29/2014		4,500	4,496
Ford Motor Credit Co.
0.840% due 06/02/2014		400	399
0.850% due 06/16/2014		500	498
0.880% due 07/14/2014		1,100	1,095
0.900% due 07/01/2014		400	398
0.900% due 08/05/2014		1,200	1,193
0.900% due 09/16/2014		3,600	3,577
Santander S.A.
2.370% due 01/02/2014		13,000	13,000
Vodafone Group PLC
0.700% due 02/10/2014		4,200	4,197

			52,623

REPURCHASE AGREEMENTS (e) 1.4%			46,168

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		5,600	5,591

ITALY TREASURY BILLS 1.9%
0.988% due 09/12/2014 - 11/14/2014 (b)	EUR	46,100	63,037

MEXICO TREASURY BILLS 4.3%
3.513% due 01/09/2014 - 06/26/2014 (b)	MXN	1,888,245	143,531

SPAIN TREASURY BILLS 0.6%
0.487% due 06/20/2014	EUR	15,700	21,524

U.S. TREASURY BILLS 0.0%
0.108% due 01/02/2014 - 12/11/2014 (b)(f)(j)		$1,578	1,577

Total Short-Term Instruments (Cost $336,496)			337,807

Total Investments in Securities (Cost $2,314,655)			2,326,623

	SHARES
INVESTMENTS IN AFFILIATES 33.3%
SHORT-TERM INSTRUMENTS 33.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.3%
PIMCO Short-Term Floating NAV Portfolio		264	3
PIMCO Short-Term Floating NAV Portfolio III		111,595,273	1,114,725

Total Short-Term Instruments (Cost $1,115,289)			1,114,728

Total Investments in Affiliates (Cost $1,115,289)			1,114,728

Total Investments 102.9% (Cost $3,429,944)			$3,441,351
Financial Derivative Instruments (g)(i) 10.2% (Cost or Premiums, net $(3,339))			341,494
Other Assets and Liabilities, net (13.1%)			(439,889)

Net Assets 100.0%			$3,342,956

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	0.040%	12/18/2013	01/10/2014	$13,500	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020	$(13,649)	$13,500	$13,500
BOS	0.010%	12/31/2013	01/02/2014	9,600	U.S. Treasury Bonds 3.125% due 11/15/2041	(6,590)	9,600	9,600
					U.S. Treasury Notes 0.500% due 07/31/2017	(3,168)
GRE	0.080%	11/12/2013	01/10/2014	7,100	U.S. Treasury Notes 1.500% due 03/31/2019	(7,240)	7,100	7,101
	0.090%	12/26/2013	01/31/2014	13,600	U.S. Treasury Notes 2.125% due 08/15/2021	(13,796)	13,600	13,600
SSB	0.000%	12/31/2013	01/02/2014	2,368	Freddie Mac 2.080% due 10/17/2022	(2,417)	2,368	2,368

Total Repurchase Agreements						$(46,860)	$46,168	$46,169

(1)	Includes accrued interest.

As of December 31, 2013, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2013 was $16,195 at a weighted average interest rate of (0.095%).

(f)	Securities with an aggregate market value of $280 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	4,438	$(647)	$0	$(222)
90-Day Eurodollar December Futures	Long	12/2016	53	(21)	0	(4)
90-Day Eurodollar June Futures	Long	06/2016	379	419	0	(19)
90-Day Eurodollar June Futures	Long	06/2017	8	7	0	(1)
90-Day Eurodollar March Futures	Long	03/2016	977	1,145	0	(49)
90-Day Eurodollar March Futures	Long	03/2017	14	15	0	(1)
90-Day Eurodollar September Futures	Long	09/2015	4,743	1,100	0	(237)
90-Day Eurodollar September Futures	Long	09/2016	53	(20)	0	(3)

Total Futures Contracts				$1,998	$0	$(536)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018		$87,400	$1,596	$742	$58	$0
iTraxx Europe 20 Index	1.000%	12/20/2018	EU	R 9,600	193	183	0	(0)

					$1,789	$925	$58	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$ 14,500	$(201)	$(184)	$0	$(13)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	117,900	781	(133)	0	(31)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	18,900	92	62	0	(13)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	23,400	5,092	4,237	268	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	145,400	11,544	2,470	1,854	0

					$17,308	$6,452	$2,122	$(57)

Total Swap Agreements					$19,097	$7,377	$2,180	$(57)

(h)	Securities with an aggregate market value of $272 and cash of $17,293 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset		Liability
BOA	02/2014	GBP	8,066	$	13,190	$	0	$	(164)
BPS	01/2014	$	131,407	EUR	95,569		67		0
	02/2014	EUR	95,569	$	131,404		0		(68)
	02/2014	JPY	750,000		7,282		159		0
	02/2014	MXN	100,436		7,707		44		(2)
	03/2014	EUR	11,132		14,671		0		(642)
	03/2014	MXN	110,542		8,469		58		0
	04/2014		223,153		16,865		9		(80)
	05/2014		36,278		2,770		21		0
	06/2014		141,516		10,768		73		0
	08/2014	EUR	100		127		0		(11)
BRC	01/2014	GBP	42,446		68,685		0		(1,604)
	01/2014	$	77,665	GBP	47,706		1,333		0
	02/2014	GBP	47,706	$	77,648		0		(1,334)
CBK	01/2014	EUR	83		114		0		0
	01/2014	MXN	146,359		11,048		0		(157)
	02/2014	EUR	14,518		19,924		0		(48)
	02/2014	MXN	9,950		757		0		(2)
	03/2014		213,284		16,340		104		0
	04/2014	EUR	200		253		0		(22)
DUB	01/2014		1,003		1,380		0		0
	01/2014	GBP	5,260		8,604		0		(106)
	02/2014	EUR	1,000		1,319		0		(57)
	02/2014	JPY	1,805,200		17,416		271		0
	03/2014	MXN	46,427		3,573		37		0
	04/2014	DKK	80,380		14,592		0		(241)
	05/2014	MXN	40,716		3,118		32		0
FBF	01/2014	EUR	94,483		127,785		0		(2,195)
	01/2014	JPY	293,732		2,800		11		0
	04/2014	EUR	11,300		15,260		0		(285)
	06/2014		200		254		0		(22)
GLM	01/2014	MXN	138,134		10,439		0		(136)
	02/2014	EUR	7,968		10,666		0		(295)
HUS	02/2014	JPY	179,258		1,805		103		0
	03/2014	$	1,063	MXN	13,745		0		(15)
JPM	01/2014	MXN	202,849	$	15,723		194		0
	02/2014	EUR	916		1,257		0		(3)
	06/2014	MXN	87,065		6,625		47		0
MSC	01/2014	BRL	443		189		1		0
	01/2014	MXN	103,171		7,900		3		(1)
	01/2014	$	188	BRL	443		0		0
	04/2014	MXN	266,951	$	20,046		0		(211)
RYL	02/2014	EUR	21,100		27,993		0		(1,033)
	03/2014		17,024		22,763		0		(657)
UAG	04/2014		19,900		26,911		0		(464)

Total Forward Foreign Currency Contracts							$2,567		$(9,855)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	10,000	$(19)	$(15)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		10,000	(22)	(3)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,500	(5)	(4)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,500	(6)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,500	(5)	(4)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,500	(5)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		$210,600	(422)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		210,600	(1,278)	(298)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		120,500	(145)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.700%	03/17/2014		120,500	(988)	(1,631)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		229,500	(602)	(424)

								$(3,497)	$(2,389)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014	$8,000	$(5)	$(7)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014	8,000	(9)	(4)

						$(14)	$(11)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	(1)

						$(18)	$(2)

Total Written Options						$(3,529)	$(2,402)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	American International Group, Inc.	1.000%	03/20/2016	0.240%	$300	$(11)	$16	$5	$0
	Brazil Government International Bond	1.950%	04/20/2016	1.093%	300	0	7	7	0
	Brazil Government International Bond	1.000%	12/20/2016	1.335%	13,300	(154)	28	0	(126)
	General Electric Capital Corp.	1.000%	09/20/2016	0.382%	2,400	(56)	97	41	0
	MetLife, Inc.	1.000%	12/20/2014	0.135%	700	(13)	19	6	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	1,800	(4)	15	11	0
BRC	Brazil Government International Bond	1.000%	03/20/2016	1.051%	300	(2)	2	0	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%	800	(1)	(2)	0	(3)
	General Electric Capital Corp.	1.000%	09/20/2016	0.382%	1,800	20	11	31	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%	500	(8)	6	0	(2)
	Mexico Government International Bond	1.000%	03/20/2015	0.240%	500	(11)	16	5	0
CBK	American International Group, Inc.	1.000%	03/20/2016	0.240%	400	(14)	21	7	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.362%	1,400	(10)	35	25	0
	General Electric Capital Corp.	5.000%	09/20/2014	0.174%	600	21	1	22	0
	Mexico Government International Bond	1.000%	03/20/2015	0.240%	400	(9)	13	4	0
DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.362%	1,000	16	2	18	0
	Export-Import Bank of China	1.000%	06/20/2017	0.580%	100	(4)	6	2	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%	1,200	15	1	16	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.395%	1,800	23	7	30	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%	800	(6)	18	12	0
	Mexico Government International Bond	1.000%	06/20/2016	0.413%	1,900	5	24	29	0
FBF	Brazil Government International Bond	1.000%	06/20/2016	1.166%	1,700	(2)	(4)	0	(6)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	9,700	(24)	84	60	0
GST	Japan Government International Bond	1.000%	12/20/2015	0.132%	2,800	(26)	75	49	0
	MetLife, Inc.	1.000%	03/20/2015	0.153%	2,000	(121)	142	21	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%	7,100	(219)	323	104	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.776%	300	(8)	9	1	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%	600	(6)	7	1	0
	Brazil Government International Bond	1.000%	03/20/2016	1.051%	500	(2)	1	0	(1)
	Brazil Government International Bond	1.000%	06/20/2016	1.166%	5,800	(155)	134	0	(21)
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%	200	(3)	2	0	(1)
	Mexico Government International Bond	1.000%	12/20/2016	0.492%	100	1	1	2	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	600	(2)	5	3	0
JPM	Brazil Government International Bond	1.000%	06/20/2015	0.776%	1,000	(11)	15	4	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%	100	(1)	1	0	0
MYC	China Government International Bond	1.000%	06/20/2016	0.328%	1,500	(46)	72	26	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%	1,400	(9)	29	20	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.062%	300	1	2	3	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.895%	500	(5)	6	1	0

						$(841)	$1,247	$566	$(160)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$4,400	$257	$(121)	$136	$0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	900	117	(90)	27	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	675	0	11	11	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	10,000	725	(415)	310	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	1,543	0	26	26	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	700	79	(57)	22	0

					$1,178	$(646)	$532	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	2,200	$2	$(58)	$0	$(56)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	9,600	5	15	20	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		73,300	11	(6)	5	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		11,000	(8)	24	16	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		9,000	(1)	(38)	0	(39)
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	2,000	7	(58)	0	(51)
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017		1,200	0	(31)	0	(31)
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017		2,300	0	(63)	0	(63)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	4,300	2	7	9	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		900	(1)	1	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		6,000	(2)	11	9	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		50,000	(80)	31	0	(49)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	(1)	0	0	(1)
JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		18,000	(46)	(27)	0	(73)
MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	2,000	7	(58)	0	(51)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	1,400	0	3	3	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		97,000	15	(8)	7	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		7,000	(4)	14	10	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		32,000	(52)	21	0	(31)
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,600	0	(44)	0	(44)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022	MXN	5,000	(1)	(21)	0	(22)

							$(147)	$(285)	$79	$(511)

Total Return Swaps on Indices

									Swap Agreements, at Value

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
BOA	Receive	ERAUSLT Index	896,473	1-Month USD-LIBOR plus a specified spread	05/30/2014	$177,538		$3,675	$3,675	$0
BRC	Receive	ERAUSLT Index	5,642,270	1-Month USD-LIBOR plus a specified spread	03/31/2014	906,918		233,847	233,847	0
	Receive	ERAUSLT Index	771,527	1-Month USD-LIBOR plus a specified spread	09/30/2014	137,188		18,783	18,783	0
	Receive	ERAUSLT Index	1,429,078	1-Month USD-LIBOR plus a specified spread	10/31/2014	283,265		5,641	5,641	0
CBK	Receive	ERAUSLT Index	1,757,852	1-Month USD-LIBOR plus a specified spread	10/15/2014	343,766		11,684	11,684	0
JPM	Receive	ERAUSLT Index	3,265,287	1-Month USD-LIBOR plus a specified spread	01/15/2014	638,560		21,699	21,699	0
	Receive	ERAUSLT Index	745,455	1-Month USD-LIBOR plus a specified spread	04/15/2014	145,781		4,954	4,954	0
	Receive	ERAUSLT Index	1,412,141	1-Month USD-LIBOR plus a specified spread	05/15/2014	236,729		48,808	48,808	0

								$349,091	$349,091	$0

Total Swap Agreements							$190	$349,407	$350,268	$(671)

(5)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(j)	Securities with an aggregate market value of $9,101 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$266	$0	$266
Corporate Bonds & Notes
Banking & Finance	0	479,688	0	479,688
Industrials	0	207,447	0	207,447
Utilities	0	46,311	0	46,311
Municipal Bonds & Notes
Illinois	0	2,122	0	2,122
New York	0	13,200	0	13,200
Ohio	0	1,710	0	1,710
U.S. Government Agencies	0	467,818	334	468,152
U.S. Treasury Obligations	0	325,907	0	325,907
Mortgage-Backed Securities	0	152,129	0	152,129
Asset-Backed Securities	0	116,359	0	116,359
Sovereign Issues	0	173,805	0	173,805
Preferred Securities
Banking & Finance	0	0	1,720	1,720
Short-Term Instruments
Certificates of Deposit	0	3,756	0	3,756
Commercial Paper	0	52,623	0	52,623
Repurchase Agreements	0	46,168	0	46,168
Short-Term Notes	0	5,591	0	5,591
Italy Treasury Bills	0	63,037	0	63,037
Mexico Treasury Bills	0	143,531	0	143,531
Spain Treasury Bills	0	21,524	0	21,524
U.S. Treasury Bills	0	1,577	0	1,577
	$0	$2,324,569	$2,054	$2,326,623

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,114,728	$0	$0	$1,114,728

Total Investments	$1,114,728	$2,324,569	$2,054	$3,441,351

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,180	0	2,180
Over the counter	0	352,835	0	352,835
	$0	$355,015	$0	$355,015

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(536)	(57)	0	(593)
Over the counter	0	(12,926)	(2)	(12,928)

	$(536)	$(12,983)	$(2)	$(13,521)

Totals	$1,114,192	$2,666,601	$2,052	$3,782,845

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$2,496	$0	$(2,321)	$0	$(79)	$(96)	$0	$0	$0	$0
U.S. Government Agencies	380	0	(47)	0	0	1	0	0	334	1
Asset-Backed Securities	4,768	0	(3,719)	2	20	7	0	(1,078)	0	0
Preferred Securities
Banking & Finance	1,766	0	0	0	0	(46)	0	0	1,720	(46)

	$9,410	$0	$(6,087)	$2	$(59)	$(134)	$0	$(1,078)	$2,054	$(45)

Financial Derivative Instruments - Liabilities
Over the counter	$(3)	$0	$0	$0	$0	$1	$0	$0	$(2)	$1

Totals	$9,407	$0	$(6,087)	$2	$(59)	$(133)	$0	$(1,078)	$2,052	$(44)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$334	Third Party Vendor	Broker Quote	100.54
Preferred Securities
Banking & Finance	1,720	Benchmark Pricing	Base Price	$ 7,081.90

Financial Derivative Instruments - Liabilities
Over the counter	(2)	Indicative Market Quotation	Broker Quote	0.10 - 0.11

Total	$2,052

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.4%
AUSTRALIA 1.6%
SOVEREIGN ISSUES 1.6%
Australia Government Bond
4.750% due 06/15/2016	AUD	59,300	$55,427

Total Australia (Cost $64,125)			55,427

BAHRAIN 0.1%
SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	4,135

Total Bahrain (Cost $3,940)			4,135

BELGIUM 0.1%
CORPORATE BONDS & NOTES 0.1%
KBC Bank NV
8.000% due 01/25/2023		$3,800	4,209

Total Belgium (Cost $4,105)			4,209

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Noble Group Ltd.
6.625% due 08/05/2020		$200	207
6.750% due 01/29/2020		200	212
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,050
4.750% due 02/16/2021		1,000	1,052
5.000% due 10/19/2025		200	200
6.500% due 06/10/2014		1,000	1,024
7.875% due 06/10/2019		1,850	2,271

Total Bermuda (Cost $5,922)			6,016

BRAZIL 3.0%
CORPORATE BONDS & NOTES 0.3%
Banco do Brasil S.A.
2.899% due 07/02/2014		$3,000	3,021
4.500% due 01/22/2015		1,600	1,644
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		500	504
CSN Islands Corp.
6.875% due 09/21/2019		1,780	1,856
CSN Resources S.A.
6.500% due 07/21/2020		2,940	2,988
Vale Overseas Ltd.
6.250% due 01/11/2016		30	33
6.875% due 11/21/2036		630	652

			10,698

SOVEREIGN ISSUES 2.7%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	50,000	14,930
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014		21,257	9,010
10.000% due 01/01/2017		170,486	68,492
10.000% due 01/01/2021		3,160	1,168

10.000% due 01/01/2023		3,159	1,134

			94,734

Total Brazil (Cost $132,502)			105,432

CANADA 2.4%
BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
3.750% due 03/10/2017		$1,940	1,951

CORPORATE BONDS & NOTES 0.5%
Bank of Montreal
2.850% due 06/09/2015		8,900	9,204
Bank of Nova Scotia
1.650% due 10/29/2015		7,600	7,753

			16,957

SOVEREIGN ISSUES 1.8%
Canada Government International Bond
3.000% due 12/01/2036 (b)	CAD	9,196	11,830
4.000% due 06/01/2041		900	964
Canada Housing Trust
2.400% due 12/15/2022		55,600	49,570

			62,364

Total Canada (Cost $87,588)			81,272

CAYMAN ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.1%
BlackRock Senior Income Series Corp.
0.482% due 04/20/2019		$752	736
Denali Capital CLO Ltd.
0.502% due 04/21/2020		342	341
Galaxy CLO Ltd.
0.478% due 04/25/2019		640	636
Mountain View Funding CLO Ltd.
0.504% due 04/15/2019		543	539
MSIM Peconic Bay Ltd.
0.522% due 07/20/2019		190	190
Octagon Investment Partners Ltd.
0.538% due 11/28/2018		246	244
Pacifica CDO Corp.
0.498% due 01/26/2020		494	490

			3,176

CORPORATE BONDS & NOTES 0.4%
Baidu, Inc.
3.250% due 08/06/2018		1,900	1,924
3.500% due 11/28/2022		4,800	4,426
IPIC GMTN Ltd.
5.000% due 11/15/2020		2,300	2,493
QNB Finance Ltd.
2.125% due 02/14/2018		2,400	2,352
3.125% due 11/16/2015		2,300	2,378

			13,573

Total Cayman Islands (Cost $16,898)			16,749

DENMARK 7.2%
CORPORATE BONDS & NOTES 7.2%
Nykredit Realkredit A/S
1.293% due 04/01/2038	DKK	99	19
2.000% due 01/01/2014	EUR	22,900	31,503
2.000% due 04/01/2014	DKK	893,200	165,547
2.000% due 10/01/2014		65,000	12,156
Realkredit Danmark A/S
2.000% due 04/01/2014		236,000	43,691

Total Denmark (Cost $244,709)			252,916

FRANCE 3.3%
CORPORATE BONDS & NOTES 3.2%
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	100	140

4.000% due 06/24/2015		3,450	4,884
4.250% due 02/25/2016		8,000	11,494
4.875% due 09/25/2015		6,400	9,228
6.000% due 07/16/2014		7,100	9,995
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$9,000	9,231
BPCE S.A.
1.988% due 02/07/2014		13,900	13,922
Caisse Francaise de Financement Local
1.800% due 05/09/2017	JPY	1,000,000	9,843
3.875% due 03/12/2014	EUR	200	277
Dexia Credit Local S.A.
0.925% due 04/01/2014	GBP	1,432	2,372
1.250% due 10/18/2016		$25,000	25,018
Electricite de France
5.250% due 01/29/2023 (c)		3,700	3,686
RCI Banque S.A.
2.116% due 04/11/2014		8,240	8,266
3.400% due 04/11/2014		1,800	1,810
Renault S.A.
4.625% due 09/18/2017	EUR	500	739

			110,905

SOVEREIGN ISSUES 0.1%
Societe Financement de l’Economie Francaise
3.375% due 05/05/2014		$2,980	3,011

Total France (Cost $112,033)			113,916

GERMANY 2.5%
CORPORATE BONDS & NOTES 2.4%
Erste Abwicklungsanstalt
4.000% due 05/05/2015	EUR	1,439	2,075
FMS Wertmanagement AoeR
0.375% due 05/22/2015		5,300	7,301
1.625% due 02/22/2017		7,300	10,340
2.250% due 07/14/2014		3,000	4,171
3.000% due 08/03/2018		7,300	10,918
Hypothekenbank Frankfurt AG
4.375% due 07/02/2019		11,701	18,581
4.750% due 06/04/2018		622	989
Investitionsbank Berlin
0.272% due 01/25/2017		15,000	20,621
KFW
4.250% due 07/04/2014		1,300	1,824
RWE AG
7.000% due 03/20/2019 (c)	GBP	3,600	6,326

			83,146

SOVEREIGN ISSUES 0.1%
State of Hesse
2.000% due 06/16/2015	EUR	3,357	4,735

Total Germany (Cost $83,220)			87,881

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
ICICI Bank Ltd.
4.750% due 11/25/2016		$5,800	6,075
5.000% due 01/15/2016		1,500	1,583
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,745
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	494
State Bank of India
4.500% due 07/27/2015		1,000	1,030

Total India (Cost $10,535)			10,927

IRELAND 5.1%
ASSET-BACKED SECURITIES 0.3%
Aquilae CLO PLC
0.572% due 01/17/2023	EUR	1,408	1,914
Avoca CLO PLC
0.591% due 09/15/2021		532	721
LightPoint Pan-European CLO PLC
0.478% due 01/31/2022		7,222	9,766

			12,401

CORPORATE BONDS & NOTES 3.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$1,100	1,109
8.700% due 08/07/2018		1,500	1,831
Depfa ACS Bank
3.875% due 11/14/2016	EUR	17,700	25,600
3.905% due 04/15/2014		$28,000	28,181
4.375% due 01/15/2015	EUR	35,150	49,951
4.875% due 10/28/2015		$9,683	10,214
EDC Finance Ltd.
4.875% due 04/17/2020		9,650	9,397
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		5,200	5,545
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		700	824
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		3,000	3,206
5.450% due 11/22/2017		300	322
6.902% due 07/09/2020		700	774

			136,954

MORTGAGE-BACKED SECURITIES 0.9%
Epic Opera Arlington Ltd.
0.764% due 07/28/2016	GBP	2,787	4,602
German Residential Funding PLC
1.377% due 08/27/2024	EUR	7,167	9,961
Opera Germany PLC
0.444% due 10/20/2014		10,511	14,204
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019		924	1,236

			30,003

Total Ireland (Cost $175,805)			179,358

ITALY 3.8%
CORPORATE BONDS & NOTES 0.8%
Intesa Sanpaolo SpA
2.638% due 02/24/2014		$500	501
3.625% due 08/12/2015		600	617
3.750% due 11/23/2016	EUR	14,800	21,378
4.125% due 09/19/2016		1,000	1,454
6.500% due 02/24/2021		$5,100	5,586

			29,536

SOVEREIGN ISSUES 3.0%
Italy Buoni Poliennali Del Tesoro
3.750% due 08/01/2015	EUR	41,100	58,772
4.500% due 03/01/2024 (e)		33,000	47,125

			105,897

Total Italy (Cost $132,094)			135,433

JAPAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		$7,100	7,103
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	3,700	5,120

Total Japan (Cost $12,222)			12,223

JERSEY, CHANNEL ISLANDS 0.3%
MORTGAGE-BACKED SECURITIES 0.3%
Alba PLC
1.739% due 03/24/2049	GBP	6,615	10,907
Total Jersey, Channel Islands (Cost $10,853)			10,907

LUXEMBOURG 1.9%
ASSET-BACKED SECURITIES 0.2%
Bumper S.A.
1.486% due 02/23/2023	EUR	1,574	2,177
E-Carat S.A.
0.852% due 11/18/2020		3,178	4,370

			6,547

CORPORATE BONDS & NOTES 1.7%
ALROSA Finance S.A.
7.750% due 11/03/2020		$700	780
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		600	663
9.250% due 04/23/2019		9,340	11,535
Hypothekenbank Frankfurt International S.A.
5.125% due 01/21/2016		2,900	3,051
Rosneft Finance S.A.
6.625% due 03/20/2017		1,400	1,554
7.500% due 07/18/2016		8,650	9,752
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		1,600	1,654
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		6,400	6,817
5.400% due 03/24/2017		21,900	23,520
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		300	324

			59,650

Total Luxembourg (Cost $65,423)			66,197

MEXICO 6.8%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$700	105
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		850	104

			209

SOVEREIGN ISSUES 6.8%
Mexico Government International Bond
5.000% due 06/15/2017	MXN	450,000	34,778
6.000% due 06/18/2015		132,029	10,462
6.050% due 01/11/2040		$1,500	1,639
6.250% due 06/16/2016	MXN	72,600	5,853
6.500% due 06/10/2021		37,900	2,993
6.500% due 06/09/2022		548,200	42,550
7.750% due 12/14/2017		227,463	19,141
8.000% due 12/17/2015		2,500	206
8.000% due 06/11/2020		389,330	33,465
8.500% due 12/13/2018		231,172	20,037
10.000% due 12/05/2024		683,070	66,935

			238,059

Total Mexico (Cost $249,468)			238,268

NETHERLANDS 3.9%
ASSET-BACKED SECURITIES 0.7%
Cadogan Square CLO BV
0.562% due 01/17/2023	EUR	9,706	13,066
0.601% due 02/01/2022		4,196	5,693
Euro-Galaxy CLO BV
0.463% due 10/23/2021		2,087	2,805
Harbourmaster CLO BV
0.472% due 10/25/2020		446	605
0.537% due 06/15/2020		212	291
Hyde Park CDO BV
0.624% due 06/14/2022		316	428
Jubilee CDO BV
0.730% due 10/15/2019		164	225
Leopard CLO BV
0.590% due 04/21/2020		595	812

Wood Street CLO BV
0.544% due 11/22/2021		592	802

			24,727

CORPORATE BONDS & NOTES 3.1%
Deutsche Annington Finance BV
3.200% due 10/02/2017		$7,200	7,300
ING Bank NV
2.625% due 12/05/2022		3,600	3,320
Koninklijke KPN NV
7.000% due 03/28/2073		2,700	2,801
Leveraged Finance Europe Capital BV
0.745% due 03/02/2020	EUR	4,063	5,496
Nederlandse Waterschapsbank NV
1.625% due 08/23/2019		34,300	47,499
4.375% due 01/22/2018		12,400	19,452
Rabobank Group
6.875% due 03/19/2020		8,000	12,501
SABIC Capital BV
3.000% due 11/02/2015		$2,250	2,325
VimpelCom Holdings BV
7.504% due 03/01/2022		7,200	7,539

			108,233

MORTGAGE-BACKED SECURITIES 0.1%
Deco Pan Europe BV
0.385% due 10/27/2020	EUR	1,780	2,427
EMF-NL Prime BV
1.025% due 04/17/2041		560	681
Eurosail PLC
1.725% due 10/17/2040		304	413
Holland Mortgage-Backed Series Hermes BV
0.940% due 09/18/2044		203	278
Storm BV
1.193% due 09/22/2052		588	813

			4,612

Total Netherlands (Cost $131,840)			137,572

NORWAY 0.9%
CORPORATE BONDS & NOTES 0.9%
DNB Boligkreditt A/S
2.100% due 10/14/2016		$11,500	11,799
2.900% due 03/29/2017		12,300	12,872
Eksportfinans ASA
2.000% due 09/15/2015		700	691
2.375% due 05/25/2016		1,400	1,381
3.000% due 11/17/2014		500	503
5.500% due 05/25/2016		600	634
5.500% due 06/26/2017		3,400	3,598

Total Norway (Cost $30,452)			31,478

POLAND 0.1%
SOVEREIGN ISSUES 0.1%
Poland Government International Bond
5.500% due 10/25/2019	PLN	450	161
5.750% due 09/23/2022		132	48
6.250% due 10/24/2015		5,680	1,994

Total Poland (Cost $2,151)			2,203

QATAR 1.0%
CORPORATE BONDS & NOTES 0.4%
Qatari Diar Finance Co.
5.000% due 07/21/2020		$8,300	9,130
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		5,327	5,739

			14,869

SOVEREIGN ISSUES 0.6%
Qatar Government International Bond
4.500% due 01/20/2022		2,000	2,127
5.250% due 01/20/2020		11,125	12,460

6.400% due 01/20/2040		6,100	6,962

			21,549

Total Qatar (Cost $34,550)			36,418

RUSSIA 1.3%
SOVEREIGN ISSUES 1.3%
Russia Government International Bond
7.500% due 03/31/2030		$39,123	45,664

Total Russia (Cost $45,044)			45,664

SINGAPORE 1.1%
CORPORATE BONDS & NOTES 1.1%
Temasek Financial Ltd.
4.300% due 10/25/2019		$15,400	16,837
4.625% due 07/26/2022	GBP	11,500	20,934

Total Singapore (Cost $38,044)			37,771

SLOVENIA 3.1%
SOVEREIGN ISSUES 3.1%
Slovenia Government International Bond
4.375% due 01/18/2021 (e)	EUR	4,050	5,528
4.625% due 09/09/2024		2,600	3,492
4.700% due 11/01/2016		30,200	43,131
4.750% due 05/10/2018		$14,250	14,678
5.125% due 03/30/2026		EUR 900	1,248
5.500% due 10/26/2022		$27,000	27,034
5.850% due 05/10/2023		13,700	13,974

Total Slovenia (Cost $104,948)			109,085

SOUTH AFRICA 1.0%
SOVEREIGN ISSUES 1.0%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	354,800	35,005

Total South Africa (Cost $45,692)			35,005

SOUTH KOREA 1.0%
CORPORATE BONDS & NOTES 1.0%
Export-Import Bank of Korea
4.000% due 01/11/2017		$500	532
4.000% due 01/29/2021		4,800	4,941
5.125% due 06/29/2020		8,800	9,702
5.875% due 01/14/2015		1,200	1,262
8.125% due 01/21/2014		6,300	6,326
Korea Development Bank
8.000% due 01/23/2014		10,650	10,695

Total South Korea (Cost $32,949)			33,458

SPAIN 6.2%
CORPORATE BONDS & NOTES 1.8%
AyT Cedulas Cajas Global
4.750% due 05/25/2027	EUR	1,800	2,300
Bankia S.A.
3.500% due 11/13/2014		2,000	2,802
3.500% due 12/14/2015		3,100	4,395
3.625% due 10/05/2016		5,900	8,409
4.250% due 07/05/2016		7,050	10,197
5.750% due 06/29/2016		22,300	33,338
Cedulas Fondo de Titulizacion de Activos
4.250% due 03/28/2027		1,700	2,066

			63,507

SOVEREIGN ISSUES 4.4%
Autonomous Community of Catalonia
1.500% due 09/16/2014	JPY	200,000	1,864
2.125% due 10/01/2014	CHF	900	1,008
2.750% due 03/24/2016		3,100	3,435
3.875% due 04/07/2015	EUR	6,400	8,972
3.875% due 09/15/2015		600	840

4.300% due 11/15/2016		1,600	2,272
4.750% due 06/04/2018		1,000	1,417
Autonomous Community of Madrid
4.200% due 09/24/2014		12,425	17,465
4.305% due 03/06/2014		10,450	14,464
Autonomous Community of Valencia
2.593% due 09/03/2017		400	506
3.250% due 07/06/2015		1,500	2,088
4.000% due 11/02/2016		200	278
4.375% due 07/16/2015		4,750	6,696
4.750% due 03/20/2014		2,400	3,325
Junta de Castilla y Leon
6.270% due 02/19/2018		2,800	4,316
6.505% due 03/01/2019		900	1,421
Spain Government International Bond
3.750% due 10/31/2018		22,000	31,689
5.400% due 01/31/2023		8,400	12,705
5.850% due 01/31/2022		14,200	22,195
Xunta de Galicia
5.763% due 04/03/2017		9,434	14,218
6.131% due 04/03/2018		1,370	2,120

			153,294

Total Spain (Cost $206,719)			216,801

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
European Investment Bank
4.600% due 01/30/2037	CAD	6,100	5,671
European Union
3.125% due 04/03/2014	EUR	90	125
International Bank for Reconstruction & Development
0.000% due 12/20/2015		5,000	3,494

Total Supranational (Cost $10,082)			9,290

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	2,968
Stadshypotek AB
3.000% due 10/01/2014		2,900	4,069
4.250% due 10/10/2017	AUD	1,200	1,073

Total Sweden (Cost $8,381)			8,110

SWITZERLAND 0.5%
CORPORATE BONDS & NOTES 0.5%
Credit Suisse Group AG
7.500% due 12/11/2023 (c)		$2,400	2,539
UBS AG
4.750% due 05/22/2023		4,800	4,809
7.250% due 02/22/2022		8,900	9,780
7.625% due 08/17/2022		350	401

Total Switzerland (Cost $17,255)			17,529

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$600	657
National Bank of Abu Dhabi PJSC
3.250% due 03/27/2017		6,500	6,828

Total United Arab Emirates (Cost $7,351)			7,485

UNITED KINGDOM 12.7%
BANK LOAN OBLIGATIONS 0.5%
Alliance Boots Holdings Limited
3.471% due 07/10/2017	EUR	9,300	12,812
3.471% due 07/10/2017	GBP	2,900	4,803

			17,615

CORPORATE BONDS & NOTES 4.5%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	1,400	1,952

Barclays Bank PLC
7.625% due 11/21/2022		$5,400	5,765
BG Energy Capital PLC
6.500% due 11/30/2072		1,300	1,428
British Sky Broadcasting Group
PLC 9.500% due 11/15/2018		250	326
Co-operative Group Holdings
6.875% due 07/08/2020	GBP	3,795	6,481
FCE Bank PLC
5.125% due 11/16/2015		1,400	2,465
HBOS PLC
5.374% due 06/30/2021	EUR	1,100	1,580
LBG Capital PLC
3.360% due 03/12/2020		2,400	3,029
15.000% due 12/21/2019		16,215	33,572
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	24,340	43,684
5.125% due 03/07/2025		2,000	3,674
12.000% due 12/16/2024 (c)		$2,300	3,125
Northern Rock Asset Management PLC
5.625% due 06/22/2017		870	987
Royal Bank of Scotland PLC
1.023% due 10/14/2016		13,700	13,255
5.125% due 01/13/2024	GBP	13,100	24,186
6.934% due 04/09/2018	EUR	3,365	5,271
9.500% due 03/16/2022		$4,000	4,694
Standard Chartered PLC
3.850% due 04/27/2015		1,000	1,040

			156,514

MORTGAGE-BACKED SECURITIES 3.6%
Aggregator of Loans Backed by Assets PLC
2.775% due 12/16/2042	GBP	1,798	3,042
Alba PLC
0.713% due 11/25/2042		879	1,320
Bluestone Securities PLC
0.460% due 06/09/2043	EUR	2,303	3,006
0.724% due 06/09/2044	GBP	3,780	5,950
Darrowby PLC
2.224% due 02/20/2044		4,551	7,688
DECO Series
0.674% due 01/27/2020		5,333	8,609
Eddystone Finance PLC
1.042% due 04/19/2021		5,126	8,321
Eurosail PLC
0.387% due 03/13/2045	EUR	625	853
0.427% due 03/13/2045		1,190	1,545
0.674% due 03/13/2045	GBP	6,700	10,362
0.683% due 12/10/2044		1,806	2,827
Great Hall Mortgages PLC
0.373% due 06/18/2039		$422	396
0.420% due 06/18/2039	EUR	1,508	1,936
0.656% due 03/18/2039	GBP	2,155	3,357
0.666% due 06/18/2039		663	1,026
0.676% due 06/18/2038		858	1,334
Hercules Eclipse PLC
0.755% due 10/25/2018		8,760	13,731
Indus Eclipse PLC
0.685% due 01/25/2020		144	229
Leek Finance Ltd.
0.807% due 12/21/2037		2,120	3,620
Ludgate Funding PLC
0.678% due 01/01/2061		7,100	10,619
Mall Funding PLC
1.197% due 04/22/2017		3,120	5,112
Newgate Funding PLC
0.655% due 12/15/2050		11,204	17,919
0.877% due 12/15/2050	EUR	650	841
1.125% due 12/15/2050	GBP	221	366
Opera Finance PLC
0.720% due 02/02/2017		1,030	1,701
Residential Mortgage Securities PLC
3.025% due 12/16/2050		3,870	6,695
RMAC PLC
0.660% due 12/12/2036	EUR	437	568
Southern Pacific Financing PLC
0.703% due 06/10/2043	GBP	715	1,138
1.123% due 12/10/2042		288	429

			124,540

SOVEREIGN ISSUES 4.1%
United Kingdom Gilt
0.125% due 03/22/2024 (b)		23,744	39,751

1.750% due 09/07/2022	62,850	95,282
3.250% due 01/22/2044	5,450	8,349

		143,382

Total United Kingdom (Cost $431,737)		442,051

UNITED STATES 22.2%
ASSET-BACKED SECURITIES 2.6%
Access Group, Inc.
1.538% due 10/27/2025	$582	588
Accredited Mortgage Loan Trust
0.295% due 02/25/2037	3,334	3,106
0.445% due 04/25/2036	700	495
0.640% due 09/25/2035	100	67
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.615% due 07/25/2035	300	262
0.615% due 01/25/2036	300	261
Argent Securities Trust
0.315% due 06/25/2036	1,557	590
0.315% due 07/25/2036	935	380
0.405% due 07/25/2036	1,169	480
Asset-Backed Funding Certificates Trust
0.325% due 01/25/2037	905	518
0.385% due 01/25/2037	2,444	1,412
Asset-Backed Securities Corp. Home Equity Loan Trust
0.795% due 09/25/2034	1,087	994
Bear Stearns Asset-Backed Securities Trust
0.275% due 02/25/2037	1,961	1,800
0.405% due 06/25/2047	1,000	825
0.485% due 01/25/2047	700	614
0.565% due 09/25/2046	316	255
0.575% due 12/25/2035	1,000	946
0.655% due 09/25/2035	1,000	724
0.835% due 06/25/2035	2,000	1,562
Countrywide Asset-Backed Certificates
0.285% due 06/25/2036	620	593
0.285% due 06/25/2047	460	451
0.295% due 11/25/2037	1,613	1,584
0.305% due 07/25/2037	1,600	1,127
0.315% due 05/25/2037	2,405	1,929
0.335% due 05/25/2037	1,412	1,128
0.345% due 07/25/2036	844	823
0.345% due 08/25/2036	268	261
0.385% due 09/25/2037	300	199
0.515% due 04/25/2036	1,000	950
0.550% due 11/25/2035	606	567
0.805% due 10/25/2035	1,000	760
0.885% due 07/25/2034	600	542
4.756% due 04/25/2036	800	769
5.125% due 02/25/2036	1,000	808
5.348% due 07/25/2036	928	913
5.427% due 10/25/2046	2,423	2,182
5.430% due 07/25/2036	1,083	1,079
5.714% due 04/25/2047	2,000	1,470
Credit Suisse First Boston Mortgage Securities Corp.
0.785% due 01/25/2032	38	35
Credit-Based Asset Servicing and Securitization LLC
0.385% due 07/25/2037	464	294
4.340% due 03/25/2037 ^	1,470	811
Fieldstone Mortgage Investment Trust
0.325% due 11/25/2036	1,775	977
First Franklin Mortgage Loan Trust
0.305% due 09/25/2036	1,496	1,326
0.325% due 04/25/2036	419	330
0.405% due 10/25/2036	2,000	1,350
0.655% due 09/25/2035	1,500	1,352
1.440% due 07/25/2034	700	584
First NLC Trust
0.870% due 12/25/2035	1,260	1,187
Fremont Home Loan Trust
0.335% due 02/25/2036	1,933	1,466
0.415% due 05/25/2036	1,972	990
0.495% due 01/25/2036	1,500	1,140
0.645% due 07/25/2035	719	720
GSAA Home Equity Trust
0.615% due 08/25/2037	629	522
GSAMP Trust
0.255% due 01/25/2037	283	150
0.265% due 12/25/2046	1,820	997
0.285% due 12/25/2036	1,393	707
0.315% due 12/25/2046	1,183	652
0.435% due 04/25/2036	1,000	510

Home Equity Asset Trust
1.365% due 10/25/2033		900	824
Home Equity Mortgage Loan Asset-Backed Trust
0.405% due 04/25/2047		800	465
HSI Asset Securitization Corp. Trust
0.385% due 12/25/2036		831	373
JPMorgan Mortgage Acquisition Trust
0.245% due 08/25/2036		7	3
0.315% due 07/25/2036		2,792	1,385
Massachusetts Educational Financing Authority
1.188% due 04/25/2038		176	177
MASTR Asset-Backed Securities Trust
0.405% due 03/25/2036		1,000	541
0.465% due 01/25/2036		300	269
Merrill Lynch Mortgage Investors Trust
0.275% due 08/25/2037		963	532
0.425% due 04/25/2037		1,000	502
0.475% due 08/25/2036		200	170
Mid-State Trust
8.330% due 04/01/2030		272	283
Morgan Stanley ABS Capital, Inc. Trust
0.255% due 01/25/2037		911	520
0.305% due 10/25/2036		978	560
0.305% due 11/25/2036		369	221
0.315% due 06/25/2036		470	312
0.315% due 11/25/2036		2,036	1,139
0.385% due 11/25/2036		369	221
0.395% due 10/25/2036		1,230	634
0.595% due 09/25/2035		500	427
Morgan Stanley Home Equity Loan Trust
0.635% due 08/25/2035		300	274
New Century Home Equity Loan Trust
0.445% due 10/25/2035		1,303	1,276
0.675% due 09/25/2035		1,000	858
People’s Choice Home Loan Securities Trust
1.515% due 01/25/2035		2,000	1,692
RAAC Series
0.645% due 03/25/2037		1,000	922
0.735% due 03/25/2037		1,412	1,137
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036		552	347
Residential Asset Mortgage Products Trust
0.325% due 12/25/2036		235	217
0.555% due 02/25/2036		1,000	901
0.785% due 05/25/2035		1,000	887
Residential Asset Securities Corp. Trust
0.315% due 07/25/2036		2,729	2,355
0.315% due 08/25/2036		1,157	1,090
0.345% due 04/25/2037		933	918
0.415% due 04/25/2037		2,000	1,729
0.505% due 11/25/2035		500	441
0.585% due 10/25/2035		200	163
Securitized Asset-Backed Receivables LLC Trust
0.455% due 12/25/2035		1,609	1,380
1.140% due 03/25/2035		999	940
SLM Student Loan Trust
0.547% due 09/15/2021	EUR	361	497
1.738% due 04/25/2023		$399	412
3.417% due 05/16/2044		1,362	1,444
Soundview Home Loan Trust
0.405% due 07/25/2036		1,000	489
0.425% due 02/25/2037		1,864	883
Specialty Underwriting & Residential Finance Trust
0.465% due 12/25/2036		1,500	1,019
5.850% due 02/25/2037		806	446
Structured Asset Investment Loan Trust
0.315% due 09/25/2036		1,734	1,284
0.855% due 06/25/2035		1,000	922
0.885% due 02/25/2035		1,000	847
1.140% due 10/25/2033		855	821
Structured Asset Securities Corp.
0.325% due 03/25/2036		703	671
0.505% due 02/25/2036		1,000	821
0.615% due 11/25/2035		1,000	849
Washington Mutual Asset-Backed Certificates Trust
0.405% due 05/25/2036		2,000	1,265
Wells Fargo Home Equity Asset-Backed Securities Trust
0.425% due 05/25/2036		2,000	1,739
0.755% due 11/25/2035		1,250	1,064

			92,672

BANK LOAN OBLIGATIONS 0.2%
H.J. Heinz Co.
3.500% due 06/05/2020		4,353	4,392

HCA, Inc.
2.669% due 05/02/2016		1,725	1,726
Springleaf Financial Funding Co.
4.750% due 09/30/2019		1,000	1,014

			7,132

CORPORATE BONDS & NOTES 4.2%
ADT Corp.
3.500% due 07/15/2022		2,050	1,785
Agilent Technologies, Inc.
5.000% due 07/15/2020		1,800	1,941
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	155	235
Bank of America Corp.
7.375% due 05/15/2014		$200	205
CIT Group, Inc.
5.250% due 04/01/2014		7,300	7,391
CMS Energy Corp.
4.250% due 09/30/2015		2,000	2,108
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		1,415	1,429
CVS Pass-Through Trust
7.507% due 01/10/2032		2,572	3,067
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,844
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		500	539
8.000% due 06/01/2014		6,300	6,493
8.125% due 01/15/2020		2,000	2,501
8.700% due 10/01/2014		5,200	5,513
Gerdau Holdings, Inc.
7.000% due 01/20/2020		6,500	7,117
Health Care Service Corp.
4.700% due 01/15/2021		4,800	4,989
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,150	3,095
5.375% due 09/28/2016	GBP	1,700	3,064
Kinder Morgan Energy Partners LP
7.400% due 03/15/2031		$200	234
9.000% due 02/01/2019		300	381
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	1,996
Reed Elsevier Capital, Inc.
3.125% due 10/15/2022		302	279
SLM Corp.
0.538% due 01/27/2014		896	895
8.000% due 03/25/2020		2,000	2,273
Southwestern Energy Co.
7.500% due 02/01/2018		600	711
Springleaf Finance Corp.
5.400% due 12/01/2015		2,000	2,085
Tagua Leasing LLC
1.581% due 11/16/2024		6,562	6,182
Time Warner Cable, Inc.
8.750% due 02/14/2019		1,700	2,029
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		700	805
UAL Pass-Through Trust
10.400% due 05/01/2018		185	210
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,177
WEA Finance LLC
5.750% due 09/02/2015		500	540
WM Covered Bond Program
4.000% due 11/26/2016	EUR	17,200	25,649
4.375% due 09/16/2014		32,950	45,987

			147,749

MORTGAGE-BACKED SECURITIES 2.7%
Adjustable Rate Mortgage Trust
2.383% due 01/25/2035		$409	404
4.594% due 11/25/2037 ^		675	441
4.927% due 01/25/2036		127	117
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		933	775
Banc of America Funding Corp.
0.375% due 04/25/2037		248	163
0.377% due 04/20/2047		375	290
2.632% due 05/25/2035		596	605
6.000% due 07/25/2037 ^		622	463
Banc of America Mortgage Trust
2.500% due 09/25/2034		854	848
5.500% due 11/25/2035		1,000	987

6.000% due 10/25/2036 ^	409	362
Banc of America Re-REMIC Trust
5.633% due 02/17/2051	3,100	3,321
BCAP LLC Trust
0.336% due 08/26/2046	1,000	822
0.375% due 05/25/2047	1,042	723
0.385% due 05/25/2047	1,115	817
4.000% due 02/26/2037	448	436
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 02/25/2036	227	180
2.484% due 12/25/2046 ^	2,031	1,653
2.831% due 02/25/2034	47	47
2.847% due 04/25/2034	480	477
2.861% due 05/25/2047 ^	1,730	1,454
5.179% due 08/25/2035	168	147
Bear Stearns Alt-A Trust
2.438% due 03/25/2036	981	709
2.649% due 05/25/2035	395	376
2.708% due 09/25/2035	187	165
2.931% due 05/25/2036	958	561
5.088% due 09/25/2035	830	668
Chase Mortgage Finance Trust
3.715% due 03/25/2037	857	726
5.500% due 11/25/2035	1,410	1,412
Citigroup Mortgage Loan Trust, Inc.
0.328% due 10/25/2046	200	187
2.630% due 05/25/2035	272	261
5.531% due 04/25/2037	785	689
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037	1,477	1,199
Countrywide Alternative Loan Trust
0.285% due 06/25/2036	5,739	4,575
0.377% due 07/20/2046 ^	141	85
0.445% due 02/25/2037	1,308	994
0.497% due 11/20/2035	142	110
0.545% due 08/25/2036	440	437
2.723% due 06/25/2037	1,004	821
5.500% due 10/25/2035	91	81
5.500% due 02/25/2036 ^	139	117
6.000% due 01/25/2037 ^	1,210	1,038
6.000% due 02/25/2037 ^	2,219	1,668
6.000% due 05/25/2037 ^	1,047	814
6.250% due 12/25/2036 ^	1,054	853
6.500% due 08/25/2037	582	419
8.000% due 10/25/2036	80	73
Countrywide Home Loan Mortgage Pass-Through Trust
0.505% due 06/25/2035	618	540
0.915% due 03/25/2035	1,091	478
2.826% due 08/25/2034	30	26
5.500% due 10/25/2034	1,481	1,514
6.000% due 02/25/2037	602	552
6.250% due 09/25/2036	1,030	895
6.500% due 11/25/2036	2,293	2,066
Credit Suisse Commercial Mortgage Trust
5.760% due 09/15/2039	4,500	4,948
Credit Suisse Mortgage Capital Certificates
2.518% due 04/26/2038	1,600	1,553
2.730% due 08/28/2036	131	126
CSMC Mortgage-Backed Trust
6.750% due 08/25/2036 ^	724	548
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036	808	647
Downey Savings & Loan Association Mortgage Loan Trust
2.657% due 07/19/2044	137	135
Greenpoint Mortgage Funding Trust
0.325% due 02/25/2037	158	118
Greenpoint Mortgage Pass-Through Certificates
2.792% due 10/25/2033	64	63
GSR Mortgage Loan Trust
2.705% due 05/25/2047	69	61
HarborView Mortgage Loan Trust
0.406% due 06/19/2035	1,583	1,392
2.699% due 02/25/2036 ^	120	97
2.742% due 07/19/2035	97	84
3.207% due 07/19/2035	672	663
HomeBanc Mortgage Trust
0.495% due 10/25/2035	1,728	1,524
HSI Asset Securitization Corp. Trust
0.385% due 11/25/2035	1,286	814
Impac Secured Assets Trust
0.315% due 11/25/2036	1,978	1,282
0.335% due 01/25/2037	1,534	1,237
3.069% due 07/25/2035	228	187
IndyMac Mortgage Loan Trust
0.405% due 07/25/2035	24	22
2.378% due 11/25/2035	2,074	1,683

2.503% due 12/25/2034	19	17
2.939% due 06/25/2036	575	432
JPMorgan Alternative Loan Trust
2.743% due 05/25/2037 ^	951	715
3.253% due 12/25/2036	439	395
JPMorgan Mortgage Trust
2.534% due 10/25/2035	860	753
2.753% due 07/25/2035	747	761
2.813% due 07/25/2035	401	404
3.554% due 02/25/2035	30	31
Lavender Trust
6.250% due 10/26/2036	268	272
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	857	805
Lehman XS Trust
0.325% due 03/25/2047	1,181	821
Merrill Lynch Floating Trust
0.706% due 07/09/2021	1,468	1,465
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036	107	98
0.415% due 11/25/2035	17	15
1.165% due 10/25/2035	18	18
2.948% due 03/25/2036 ^	223	155
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.894% due 08/12/2049	1,300	1,452
Morgan Stanley Capital Trust
3.884% due 09/15/2047	4,500	4,731
5.692% due 04/15/2049	300	333
Morgan Stanley Mortgage Loan Trust
1.065% due 02/25/2036	168	141
2.475% due 11/25/2037	1,651	1,268
2.913% due 09/25/2035	547	449
4.979% due 05/25/2036	471	362
Morgan Stanley Re-REMIC Trust
5.804% due 08/15/2045	200	219
Prime Mortgage Trust
0.665% due 02/25/2035	840	775
6.000% due 06/25/2036	313	269
Residential Accredit Loans, Inc. Trust
0.265% due 05/25/2037	990	670
0.295% due 02/25/2037	1,197	987
0.305% due 01/25/2037	1,724	1,429
0.335% due 12/25/2036	658	487
0.345% due 06/25/2046	441	206
0.355% due 07/25/2036	916	672
0.565% due 11/25/2036 ^	715	434
5.000% due 09/25/2036 ^	201	153
6.000% due 07/25/2036 ^	1,401	1,069
6.500% due 07/25/2037	957	726
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	999	895
6.000% due 06/25/2037	112	100
Structured Adjustable Rate Mortgage Loan Trust
0.385% due 06/25/2037	737	632
0.485% due 10/25/2035	307	269
5.038% due 05/25/2036	642	641
5.960% due 04/25/2036 ^	570	466
Structured Asset Mortgage Investments Trust
0.365% due 05/25/2036	803	590
0.375% due 05/25/2046	79	62
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034	702	731
Suntrust Adjustable Rate Mortgage Loan Trust
6.014% due 02/25/2037	681	574
WaMu Mortgage Pass-Through Certificates
0.445% due 11/25/2045	231	205
0.578% due 10/25/2044	276	258
1.543% due 08/25/2042	20	19
4.256% due 12/25/2036 ^	895	804
6.076% due 10/25/2036 ^	1,622	1,354
Washington Mutual MSC Mortgage Pass-Through Certificates
0.325% due 02/25/2037	1,319	896
5.500% due 11/25/2035	332	280
6.500% due 08/25/2035 ^	262	216
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035	1,529	1,520
2.628% due 03/25/2036	986	986

		93,312

MUNICIPAL BONDS & NOTES 1.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	5,600	6,191
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	6,950	8,228

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		4,600	4,829
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		7,500	7,968
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042		1,000	1,104
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040		6,400	6,896
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040		2,500	2,423

			37,639

U.S. GOVERNMENT AGENCIES 5.8%
Fannie Mae
0.000% due 06/01/2017 (g)(i)		7,000	6,682
2.375% due 07/28/2015 (i)		100	103
2.440% due 08/01/2022		489	465
2.500% due 01/01/2027 - 12/01/2027		106,943	106,235
2.850% due 06/01/2022		600	585
2.920% due 06/01/2022		1,700	1,649
3.000% due 12/01/2021 - 06/01/2043		38,932	37,269
3.500% due 01/01/2026 - 10/01/2040		48	50
4.000% due 07/01/2029 - 05/01/2042		13,613	14,082
4.500% due 05/01/2023 - 08/01/2041		6,774	7,201
5.000% due 02/01/2027 - 10/01/2041		6,923	7,547
5.500% due 01/01/2029 - 02/01/2041		2,329	2,562
6.000% due 02/01/2014 - 06/01/2040		2,641	2,933
Freddie Mac
4.000% due 06/15/2042		500	507
4.500% due 05/01/2041		475	504
Tennessee Valley Authority
5.250% due 09/15/2039		1,450	1,548
7.125% due 05/01/2030		10,000	13,079

			203,001

U.S. TREASURY OBLIGATIONS 5.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022		97,614	93,793
0.125% due 07/15/2022		4,367	4,183
0.625% due 07/15/2021		8,911	9,047
2.375% due 01/15/2025		11,894	13,675
2.375% due 01/15/2027		2,085	2,401
2.500% due 01/15/2029		48,428	56,857
3.875% due 04/15/2029		9,376	12,847
U.S. Treasury Notes
1.250% due 11/30/2018 (i)		2,200	2,152

			194,955

Total United States (Cost $780,002)			776,460

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$1,600	1,806

Total Virgin Islands (British) (Cost $1,674)			1,806

SHORT-TERM INSTRUMENTS 3.2%
CERTIFICATES OF DEPOSIT 0.1%
Banco do Brasil S.A.
0.000% due 01/24/2014		$4,000	3,997

REPURCHASE AGREEMENTS (d) 1.3%			46,655

ITALY TREASURY BILLS 0.7%
0.864% due 10/14/2014	EUR	17,500	23,926

MEXICO TREASURY BILLS 0.4%
3.448% due 01/30/2014 - 02/13/2014 (a)	MXN	202,000	15,420

U.S. TREASURY BILLS 0.7%
0.112% due 02/06/2014 - 12/11/2014 (a)(g)(i)		$23,666	23,646

Total Short-Term Instruments (Cost $113,154)		113,644

Total Investments in Securities (Cost $3,453,467)		3,443,096

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio	7,760,971	77,649

Total Short-Term Instruments (Cost $77,651)		77,649

Total Investments in Affiliates (Cost $77,651)		77,649

Total Investments 100.6% (Cost $3,531,118)		$3,520,745
Financial Derivative Instruments (f)(h) (0.2%) (Cost or Premiums, net $(8,354))		(6,439)
Other Assets and Liabilities, net (0.4%)		(13,522)

Net Assets 100.0%		$3,500,784

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$1,987	Freddie Mac 2.080% due 10/17/2022	$(2,028)	$1,987	$1,987
BPS	0.050%	11/28/2013	11/26/2015	44,668	Italy Buoni Poliennali Del Tesoro 5.5% due 9/1/2022	(43,988)	44,668	44,670

Total Repurchase Agreements						$(46,016)	$46,655	$46,657

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPS	0.000%	11/28/2013	11/26/2015	EUR (32,469)	$(44,668)
MYI	(1.000%)	12/23/2013	12/19/2015	(1,751)	(2,408)

Total Reverse Repurchase Agreements					$(47,076)

(2)	As of December 31, 2013, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2013 was $57,770 at a weighted average interest rate of (0.277%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2029	$2,000	$(2,098)	$(2,092)
Fannie Mae	4.000%	02/01/2044	11,000	(11,323)	(11,292)

Total Short Sales				$(13,421)	$(13,384)

(e)	Securities with an aggregate market value of $46,447 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2015	610	$(356)	$42	$(94)
3-Month Euribor June Futures	Short	06/2014	678	(197)	35	(12)
3-Month Euribor March Futures	Short	03/2014	673	(138)	23	(12)
90-Day Eurodollar December Futures	Long	12/2016	2,800	(3,331)	0	(210)
90-Day Eurodollar June Futures	Long	06/2016	2,856	(2,922)	0	(143)
90-Day Eurodollar September Futures	Long	09/2016	2,800	(3,154)	0	(175)
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	114	(9)	8	(4)
Euro-Bund 10-Year Bond March Futures	Long	03/2014	1,513	(4,362)	437	0
Euro-Buxl 30-Year Bond March Futures	Short	03/2014	132	377	0	(54)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	114	71	2	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	1,129	(1,001)	187	(93)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	3,474	(1,227)	575	(288)

Total Futures Contracts				$(16,249)	$1,309	$(1,089)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe 20 Index	(1.000%)	12/20/2023	EUR 109,300	$2,297	$(897)	$0	$(41)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$124,300	$12,841	$1,041	$35	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day EUR-EONIA Compounded-OIS	0.125%	09/18/2014	EUR	679,900	$(154)	$(66)	$232	$0
Pay	3-Month CAD-Bank Bill	5.800%	12/19/2023	CAD	3,900	233	233	1	0
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024		4,200	(18)	(33)	0	(0)
Pay	3-Month CAD-Bank Bill	6.200%	12/15/2025		2,900	163	(79)	2	0
Receive	3-Month USD-LIBOR	0.800%	07/15/2014	$	52,200	(278)	(95)	0	(0)
Receive	3-Month USD-LIBOR	1.200%	07/15/2015		17,000	(289)	(167)	2	0
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		37,400	429	161	34	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		1,900	13	21	11	0
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		11,700	324	180	71	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	27,400	257	238	49	0
Pay	6-Month EUR-EURIBOR	1.500%	03/19/2019	EUR	96,700	995	509	110	0
Receive	6-Month EUR-EURIBOR	2.750%	03/19/2044		84,200	142	(403)	0	(545)
Receive	6-Month GBP-LIBOR	3.000%	03/19/2024	GBP	23,900	238	152	0	(173)
Receive	6-Month GBP-LIBOR	3.500%	03/19/2044		16,500	(194)	278	0	(231)
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	5,640,000	256	(965)	97	0

						$2,117	$(36)	$609	$(949)

Total Swap Agreements						$17,255	$108	$644	$(990)

(g)	Securities with an aggregate market value of $1,941 and cash of $47,512 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	HKD	180,178		$23,239	$3	$0
	01/2014	KRW	2,252,184		2,137	1	0
	01/2014	MYR	73,115		22,770	463	0
	01/2014	PLN	5,391		1,733	0	(48)
	01/2014	TWD	1,222,486		41,314	312	0
	01/2014		$5,023	AUD	5,667	37	0
	01/2014		10,726	DKK	58,500	62	0
	01/2014	ZAR	45,540		$4,489	155	0
	02/2014	AUD	5,667		5,013	0	(37)
	02/2014	DKK	58,500		10,729	0	(63)
	02/2014		$18,875	GBP	11,532	215	0
	04/2014		23,243	HKD	180,178	0	(4)
	04/2014		22,664	MYR	73,115	0	(476)
	04/2014		2,784	PEN	7,853	0	(12)
	04/2014		41,546	TWD	1,222,486	0	(452)
BPS	01/2014	BRL	6,135		$2,619	18	0
	01/2014	COP	54,523,184		28,287	43	0
	01/2014	IDR	22,476,135		1,969	129	0
	01/2014	RUB	53,646		1,630	2	0
	01/2014		$2,587	BRL	6,135	13	0
	01/2014		9,819	COP	18,759,683	0	(101)
	01/2014		1,522	RUB	50,969	25	0
	02/2014	BRL	8,817		$3,746	39	0
	02/2014	GBP	208,136		334,825	0	(9,729)
	02/2014	JPY	444,200		4,313	94	0
	02/2014	MXN	88,270		6,725	0	(14)
	03/2014		894,888		68,511	315	0
	03/2014		$53,034	CAD	56,973	500	0
	03/2014		28,177	COP	54,523,184	0	(30)
	03/2014		8,134	MXN	106,160	0	(44)
BRC	01/2014	CAD	2,154		$2,023	0	(4)
	01/2014	CZK	34,175		1,787	66	0
	01/2014	PLN	7,285		2,352	0	(55)
	01/2014	RUB	97,029		2,957	12	0
	01/2014	THB	64,737		2,030	61	0
	01/2014		$35,745	INR	2,309,798	1,510	0
	01/2014		393	KRW	420,274	6	0
	01/2014		31,089	MYR	104,122	678	0
	01/2014		52,133	PLN	162,840	1,674	0
	01/2014		3,853	RON	12,489	0	(15)
	01/2014		7,920	TRY	16,113	0	(442)
	01/2014		55,885	TWD	1,655,323	0	(365)
	01/2014		1,360	ZAR	14,163	0	(12)
	01/2014	ZAR	14,582		$1,409	21	0
	02/2014	GBP	863		1,405	0	(24)
	02/2014	JPY	160,400		1,564	41	0
	02/2014	SGD	1,070		852	4	0
	02/2014		$296,723	JPY	29,685,999	0	(14,774)
	03/2014	GBP	3,436		$5,617	0	(70)
	03/2014	ILS	10,223		2,897	0	(44)
	03/2014		$4,811	ILS	17,052	95	0
CBK	01/2014	AUD	7,181		$6,554	143	0
	01/2014		$31,687	HKD	245,689	0	(3)
	01/2014		607	IDR	7,223,781	0	(15)
	01/2014		229	INR	14,856	10	0
	01/2014		403	PLN	1,246	9	0
	01/2014		2,089	RON	6,899	32	0
	02/2014	CAD	1,519		$1,432	4	0
	02/2014	JPY	1,810,472		17,621	426	0
	02/2014		$39,353	CHF	36,077	1,104	0
	02/2014		1,617	IDR	19,487,682	0	(38)
	02/2014		4,207	JPY	425,100	0	(169)
	03/2014	COP	5,619,231		$2,907	6	0
	03/2014	EUR	3,490		4,800	0	(1)
	09/2015		$16,337	CNY	100,000	0	(72)
DUB	01/2014	BRL	11,416		$5,042	203	0
	01/2014	HKD	28,962		3,736	1	0
	01/2014	KRW	821,851		773	0	(6)
	01/2014		$4,873	BRL	11,416	0	(34)
	01/2014		6,495	CZK	124,278	0	(235)
	01/2014		103,553	RUB	3,385,567	0	(781)
	01/2014		2,657	ZAR	27,110	0	(78)
	02/2014	CHF	977		$1,102	7	0
	02/2014	JPY	321,300		3,120	69	0
	02/2014		$20,630	EUR	15,024	40	(2)
	03/2014	MXN	384,292		$29,746	461	0
	03/2014		$56,865	GBP	34,757	663	0
	03/2014		19,262	ILS	67,934	283	0
	04/2014	DKK	876,989		$158,634	0	(3,200)
	04/2014		$4,568	CLP	2,441,870	33	0
	04/2014		769	KRW	821,851	8	0
	09/2015		19,105	CNY	117,180	0	(46)
FBF	01/2014	CNY	14,236		$2,317	0	(28)
	01/2014	COP	2,698,950		1,425	27	0
	01/2014	INR	126,022		2,008	0	(25)
	01/2014	KRW	1,609,476		1,507	0	(19)
	01/2014	MYR	19,193		5,881	33	(8)
	01/2014	TWD	195,699		6,681	117	0
	01/2014		$11,078	INR	717,718	498	0
	01/2014		982	KRW	1,071,185	34	0
	03/2014		594	IDR	7,223,783	0	(12)
GLM	01/2014	RUB	66,530		$2,070	50	0
	01/2014		$9,866	COP	18,754,692	0	(151)
	01/2014		10,049	PHP	432,408	0	(289)
	02/2014	JPY	3,724,481		$36,065	691	0
	02/2014		$9,624	EUR	7,083	120	0
	04/2014		10,121	CLP	5,456,384	159	0
HUS	01/2014	CNY	16,502		$2,681	0	(37)
	01/2014	DKK	53,980		9,802	0	(153)
	01/2014	THB	101,802		3,155	59	0
	01/2014		$1,347	AUD	1,514	4	0
	01/2014		2,517	NZD	3,067	5	0
	02/2014	EUR	129,791		$178,972	422	0
	02/2014		$8,738	TRY	17,858	0	(502)
	03/2014		9,286	CAD	9,976	88	0
JPM	01/2014	CNY	8,218		$1,340	0	(14)
	01/2014	EUR	4,036		5,560	8	0
	01/2014	IDR	74,796,615		6,384	259	0
	01/2014	INR	121,387		1,936	0	(22)
	01/2014	KRW	20,310,972		18,807	0	(455)
	01/2014	MXN	99,583		7,619	9	0
	01/2014	MYR	6,006		1,857	25	0
	01/2014	RUB	277,107		8,582	170	0
	01/2014	THB	115,526		3,699	185	0
	01/2014	TWD	253,550		8,612	108	0
	01/2014		$15,778	CZK	317,994	238	0
	01/2014		9,643	IDR	111,597,549	0	(505)
	01/2014		2,541	INR	164,149	107	0
	01/2014		21,880	KRW	23,735,303	630	0
	01/2014		4,266	PHP	187,266	0	(39)
	01/2014		33,688	RUB	1,101,333	99	(355)
	01/2014		556	TWD	16,413	0	(6)
	02/2014	MXN	12,930		$999	12	0
	02/2014		$2,095	BRL	4,971	0	(5)
	03/2014		5,067	IDR	61,466,428	0	(115)
	04/2014	MYR	4,523		$1,372	0	(1)
	04/2014	THB	43,294		1,306	0	(5)
	04/2014	TWD	92,548		3,114	3	0
	04/2014		$5,453	RUB	181,967	0	(7)
	09/2015		4,709	CNY	28,920	0	(5)
MSC	01/2014	BRL	14,667		$6,219	2	0
	01/2014	HKD	36,549		4,715	2	0
	01/2014	KRW	1,688,635		1,565	0	(36)
	01/2014	RUB	53,375		1,632	12	0
	01/2014		$6,260	BRL	14,667	0	(44)
	01/2014		1,722	CNY	10,574	20	0
	01/2014		5,295	PLN	16,386	119	0
	01/2014	ZAR	19,297		$1,942	106	0
	03/2014	MXN	500,533		37,892	0	(252)
	04/2014		$4,006	PEN	11,301	0	(17)
RBC	01/2014	BRL	19,583		$8,360	59	0
	01/2014	IDR	32,414,310		2,658	4	0
	01/2014		$8,439	BRL	19,583	0	(139)
	02/2014	BRL	19,583		$8,373	139	0
	02/2014		$1,545	CAD	1,648	5	0
	02/2014		5,956	NOK	36,605	70	0
RYL	01/2014	DKK	58,505		$10,597	0	(192)
	02/2014	EUR	8,568		11,763	0	(24)
	02/2014	GBP	4,480		7,324	0	(92)
	04/2014	DKK	275,030		49,131	0	(1,621)
	04/2014		$4,076	CNY	25,000	14	0
	04/2014		25,339	DKK	140,490	586	0
SCX	01/2014	KRW	35,928,505		$33,844	0	(230)
	01/2014		$11,597	CNY	71,565	191	0
	01/2014		2,773	KRW	3,052,187	122	0
	02/2014		4,087	IDR	49,202,528	0	(99)
	04/2014		33,676	KRW	35,928,505	296	0
UAG	01/2014	CNY	43,184		$7,036	0	(78)
	01/2014	INR	2,959,111		47,315	0	(412)
	01/2014	KRW	63,107,904		59,569	7	(288)
	01/2014	MYR	5,808		1,836	64	0
	01/2014	NZD	3,067		2,503	0	(19)
	01/2014	PHP	519,850		11,751	16	0
	01/2014	THB	916,457		28,426	552	0
	01/2014		$10,416	COP	19,707,759	0	(207)
	01/2014		17,853	IDR	206,070,632	0	(980)
	01/2014		89,195	KRW	97,440,578	3,215	0
	01/2014		36,501	THB	1,198,522	0	(49)
	02/2014		33,194	EUR	24,109	11	(38)
	02/2014		4,639	IDR	51,517,657	0	(464)
	02/2014		2,498	NZD	3,067	19	0

	02/2014		29,325	SEK	195,490	1,048	0
	02/2014		22,576	SGD	28,116	0	(296)
	04/2014		3,673	CNY	22,455	1	0
	04/2014		46,233	INR	2,959,111	514	0
	04/2014		59,272	KRW	63,107,904	398	0
	04/2014		11,769	PHP	519,850	16	0
	04/2014		28,281	THB	916,457	0	(528)
WST	01/2014	CZK	42,445		$2,137	0	(1)
	01/2014	PLN	11,721		3,877	4	0
	01/2014	ZAR	25,653		2,445	4	0
	02/2014	SGD	2,155		1,707	0	(1)
	03/2014	ILS	4,872		1,402	0	0
	03/2014	MXN	46,406		3,525	0	(11)
	04/2014	HKD	20,019		2,582	0	0
	04/2014		$8,707	TRY	19,112	0	(9)

Total Forward Foreign Currency Contracts						$21,872	$(40,380)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	1.250%	09/30/2015	JPY	8,620,000	$1,903	$2,030
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014		$45,200	2,278	1,768

								$ 4,181	$ 3,798

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	115.000	05/21/2014	$130,770	$1,823	$377

Total Purchased Options						$6,004	$4,175

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014	EUR	63,500	$(126)	$(101)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		63,500	(126)	(20)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		198,500	(398)	(316)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		198,500	(398)	(63)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014		1,000	(7)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650%	03/03/2014		$138,300	(629)	(39)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	03/03/2014		138,300	(1,383)	(2,060)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014	EUR	115,200	(229)	(184)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		87,700	(175)	(28)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		$189,800	(2,278)	(202)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.500%	03/17/2014	EUR	54,000	(160)	(206)
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	2.250%	09/30/2015	JPY	8,620,000	(674)	(660)
FBF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.750%	03/24/2014	EUR	30,600	(104)	(13)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300%	03/24/2014		30,600	(288)	(338)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$802,600	(694)	(1,483)
HUS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.750%	03/24/2014	EUR	27,500	(74)	(12)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300%	03/24/2014		27,500	(263)	(303)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		38,100	(75)	(61)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		38,100	(75)	(12)
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$45,800	(304)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		45,800	(499)	(24)
UAG	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014	EUR	19,500	(38)	(31)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		19,500	(38)	(6)

								$(9,035)	$(6,162)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$(11)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	(9)
						$(179)	$(20)

Total Written Options						$(9,214)	$(6,182)

Swap Agreements:

Credit Default Swaps On Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Macy’s Retail Holdings, Inc.	(5.000%)	09/20/2014	0.044%		$350	$(36)	$23	$0	$(13)
	Royal Bank of Scotland Group PLC	(5.000%)	06/20/2018	1.532%	EUR	2,700	(516)	(48)	0	(564)
BRC	Marsh & McLennan Cos., Inc.	(0.760%)	09/20/2015	0.124%		$50	0	(1)	0	(1)
	Time Warner Cable, Inc.	(1.000%)	03/20/2019	1.784%		1,800	102	(33)	68	1
CBK	Black & Decker Corp.	(2.200%)	06/20/2014	0.046%		50	0	(1)	0	(1)
	Cytec Industries, Inc.	(1.000%)	09/20/2017	0.593%		250	23	(27)	0	(4)
DUB	Royal Bank of Scotland Group PLC	(5.000%)	06/20/2018	1.532%	EUR	1,600	(311)	(23)	0	(334)
GST	Valero Energy Corp.	(2.700%)	03/20/2019	0.906%		$50	0	(5)	0	(5)
JPM	Springleaf Finance Corp.	(5.000%)	12/20/2015	1.345%		2,000	(108)	(38)	0	(146)
MYC	Royal Bank of Scotland Group PLC	(5.000%)	06/20/2018	1.532%	EUR	1,600	(308)	(26)	0	(334)

							$(1,154)	$(179)	$68	$(1,401)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2014	0.463%		$800	$1	$2	$3	$0
	Brazil Government International Bond	1.000%	06/20/2021	2.241%		2,600	(108)	(101)	0	(209)
	Export-Import Bank of China	1.000%	09/20/2016	0.450%		650	(18)	28	10	0
BPS	Mexico Government International Bond	1.000%	09/20/2017	0.635%		4,200	(43)	100	57	0
	U.S. Treasury Notes	0.250%	06/20/2016	0.293%	EUR	2,400	(24)	21	0	(3)
BRC	Banque Centrale de Tunisie S.A.	1.000%	03/20/2016	3.306%		$14,600	(568)	(147)	0	(715)
	Brazil Government International Bond	3.810%	02/20/2014	0.465%		40	0	1	1	0
	Russia Government International Bond	1.000%	09/20/2015	0.852%		3,400	(124)	134	10	0
CBK	China Government International Bond	1.000%	12/20/2016	0.391%		12,650	(379)	611	232	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.122%		1,000	(1)	21	20	0
	Mexico Government International Bond	1.000%	12/20/2014	0.215%		60	(2)	2	0	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%		850	(9)	21	12	0
	Mexico Government International Bond	1.000%	06/20/2021	1.235%		50	(2)	1	0	(1)
	Teck Resources Ltd.	1.000%	03/20/2016	0.366%		3,400	(10)	59	49	0
DUB	Brazil Government International Bond	1.000%	03/20/2021	2.218%		10,000	(446)	(322)	0	(768)
	Brazil Government International Bond	1.000%	09/20/2021	2.262%		1,200	(50)	(50)	0	(100)
	China Government International Bond	1.000%	12/20/2016	0.391%		800	(40)	55	15	0
	China Government International Bond	1.000%	09/20/2017	0.517%		3,150	(23)	80	57	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.062%		1,200	(47)	58	11	0
	Mexico Government International Bond	1.000%	06/20/2021	1.235%		10,000	(388)	232	0	(156)
	Mexico Government International Bond	1.000%	09/20/2021	1.255%		20,000	(753)	405	0	(348)
	Republic of Korea	1.000%	09/20/2015	0.210%		300	(2)	6	4	0
FBF	China Government International Bond	1.000%	03/20/2015	0.168%		7,000	76	(2)	74	0
	China Government International Bond	1.000%	12/20/2016	0.391%		4,800	(235)	323	88	0
	Export-Import Bank of China	1.000%	12/20/2016	0.486%		1,800	(175)	203	28	0
	Qatar Government International Bond	1.000%	03/20/2016	0.194%		600	0	11	11	0
GST	Brazil Government International Bond	1.000%	09/20/2014	0.463%		700	1	2	3	0
HUS	Mexico Government International Bond	1.000%	12/20/2015	0.341%		13,450	0	180	180	0
	Qatar Government International Bond	1.000%	03/20/2016	0.194%		3,000	(3)	58	55	0
	Qatar Government International Bond	1.000%	06/20/2016	0.231%		500	(4)	13	9	0
	Russia Government International Bond	1.000%	03/20/2018	1.389%		5,000	(108)	31	0	(77)
JPM	China Government International Bond	1.000%	12/20/2016	0.391%		11,400	(553)	763	210	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.122%		500	0	10	10	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%		5,000	(53)	126	73	0
	Qatar Government International Bond	1.000%	03/20/2016	0.194%		900	(1)	18	17	0
MYC	China Government International Bond	1.000%	12/20/2016	0.391%		13,800	(481)	735	254	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.062%		2,000	(35)	54	19	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.122%		3,800	(10)	86	76	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.170%		1,000	(8)	29	21	0
	Export-Import Bank of China	1.000%	09/20/2016	0.450%		650	(18)	28	10	0
	Mexico Government International Bond	1.000%	06/20/2021	1.235%		3,750	(139)	80	0	(59)
	Qatar Government International Bond	1.000%	03/20/2016	0.194%		1,000	(2)	21	19	0
	Qatar Government International Bond	1.000%	06/20/2016	0.231%		500	(4)	13	9	0
	Texas State General Obligation Bonds, Series 2003	0.950%	03/20/2021	0.459%		7,200	0	235	235	0
RYL	China Government International Bond	1.000%	12/20/2016	0.391%		1,400	(64)	91	27	0
UAG	China Government International Bond	1.000%	12/20/2016	0.391%		800	(36)	52	16	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.122%		500	0	11	11	0

							$(4,888)	$4,388	$1,936	$(2,436)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.EM-20 5-Year Index	5.000%	12/20/2018	$2,900	$283	$16	$299	$0
BRC	CDX.EM-15 5-Year Index	5.000%	06/20/2016	4,500	608	(364)	244	0

					$891	$(348)	$543	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

								Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.238% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	03/18/2016	EUR 405,509	$538,516	$(831)	$18,498	$17,667	$0

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	40,000	$90	$(400)	$0	$(310)
DUB	Pay	1-Year BRL-CDI	10.910%	01/02/2017		50,000	130	(517)	0	(387)
FBF	Pay	1-Year BRL-CDI	10.910%	01/02/2017		150,000	337	(1,498)	0	(1,161)
GLM	Pay	1-Day EUR-EONIA Compounded-OIS	0.287%	09/17/2015	EUR	275,600	159	(89)	70	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	50,000	122	(509)	0	(387)

							$838	$(3,013)	$70	$(2,245)

Total Swap Agreements							$(5,144)	$19,346	$20,284	$(6,082)

(i)	Securities with an aggregate market value of $29,479 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$55,427	$0	$55,427
Bahrain
Sovereign Issues	0	4,135	0	4,135
Belgium
Corporate Bonds & Notes	0	4,209	0	4,209
Bermuda
Corporate Bonds & Notes	0	6,016	0	6,016
Brazil
Corporate Bonds & Notes	0	7,677	3,021	10,698
Sovereign Issues	0	94,734	0	94,734
Canada
Bank Loan Obligations	0	1,951	0	1,951
Corporate Bonds & Notes	0	16,957	0	16,957
Sovereign Issues	0	62,364	0	62,364
Cayman Islands
Asset-Backed Securities	0	3,176	0	3,176
Corporate Bonds & Notes	0	13,573	0	13,573
Denmark
Corporate Bonds & Notes	0	252,916	0	252,916
France
Corporate Bonds & Notes	0	110,905	0	110,905
Sovereign Issues	0	3,011	0	3,011
Germany
Corporate Bonds & Notes	0	83,146	0	83,146
Sovereign Issues	0	4,735	0	4,735
India
Corporate Bonds & Notes	0	10,927	0	10,927
Ireland
Asset-Backed Securities	0	12,401	0	12,401
Corporate Bonds & Notes	0	136,954	0	136,954
Mortgage-Backed Securities	0	30,003	0	30,003
Italy
Corporate Bonds & Notes	0	29,536	0	29,536
Sovereign Issues	0	105,897	0	105,897
Japan
Corporate Bonds & Notes	0	12,223	0	12,223
Jersey, Channel Islands
Mortgage-Backed Securities	0	10,907	0	10,907
Luxembourg
Asset-Backed Securities	0	6,547	0	6,547
Corporate Bonds & Notes	0	59,650	0	59,650
Mexico
Corporate Bonds & Notes	0	209	0	209
Sovereign Issues	0	238,059	0	238,059
Netherlands
Asset-Backed Securities	0	24,727	0	24,727
Corporate Bonds & Notes	0	108,233	0	108,233
Mortgage-Backed Securities	0	4,612	0	4,612
Norway
Corporate Bonds & Notes	0	31,478	0	31,478
Poland
Sovereign Issues	0	2,203	0	2,203
Qatar
Corporate Bonds & Notes	0	14,869	0	14,869
Sovereign Issues	0	21,549	0	21,549
Russia
Sovereign Issues	0	45,664	0	45,664
Singapore
Corporate Bonds & Notes	0	37,771	0	37,771
Slovenia
Sovereign Issues	0	109,085	0	109,085
South Africa
Sovereign Issues	0	35,005	0	35,005
South Korea
Corporate Bonds & Notes	0	33,458	0	33,458
Spain
Corporate Bonds & Notes	0	63,507	0	63,507
Sovereign Issues	0	153,294	0	153,294
Supranational
Corporate Bonds & Notes	0	9,290	0	9,290
Sweden
Corporate Bonds & Notes	0	8,110	0	8,110
Switzerland
Corporate Bonds & Notes	0	17,529	0	17,529
United Arab Emirates
Corporate Bonds & Notes	0	7,485	0	7,485
United Kingdom
Bank Loan Obligations	0	17,615	0	17,615
Corporate Bonds & Notes	0	156,514	0	156,514
Mortgage-Backed Securities	0	124,540	0	124,540
Sovereign Issues	0	143,382	0	143,382
United States
Asset-Backed Securities	0	92,672	0	92,672
Bank Loan Obligations	0	7,132	0	7,132

Corporate Bonds & Notes	0	146,110	1,639	147,749
Mortgage-Backed Securities	0	92,689	623	93,312
Municipal Bonds & Notes	0	37,639	0	37,639
U.S. Government Agencies	0	203,001	0	203,001
U.S. Treasury Obligations	0	194,955	0	194,955
Virgin Islands (British)
Corporate Bonds & Notes	0	1,806	0	1,806
Short-Term Instruments
Certificates of Deposit	0	3,997	0	3,997
Repurchase Agreements	0	46,655	0	46,655
Italy Treasury Bills	0	23,926	0	23,926
Mexico Treasury Bills	0	15,420	0	15,420
U.S. Treasury Bills	0	23,646	0	23,646
	$0	$3,437,813	$5,283	$3,443,096

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	77,649	0	0	77,649

Total Investments	$77,649	$3,437,813	$5,283	$3,520,745

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,384)	$0	$(13,384)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,309	644	0	1,953
Over the counter	0	46,331	0	46,331
	$1,309	$46,975	$0	$48,284

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,089)	(990)	0	(2,079)
Over the counter	0	(52,624)	(20)	(52,644)

	$(1,089)	$(53,614)	$(20)	$(54,723)

Totals	$77,869	$3,417,790	$5,263	$3,500,922

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$3,029	$0	$0	$(13)	$0	$5	$0	$0	$3,021	$5
United States
Bank Loan Obligations	2,142	0	(2,108)	1	7	(42)	0	0	0	0
Corporate Bonds & Notes	2,231	0	(534)	(2)	(4)	(52)	0	0	1,639	(28)
Mortgage-Backed Securities	3,522	625	0	(1)	0	(202)	0	(3,321)	623	(2)
U.S. Government Agencies	4,718	0	(4,718)	0	10	(10)	0	0	0	0

	$15,642	$625	$(7,360)	$(15)	$13	$(301)	$0	$(3,321)	$5,283	$(25)

Financial Derivative Instruments - Liabilities
Over the counter	(38)	0	0	0	0	18	0	0	(20)	18

Totals	$15,604	$625	$(7,360)	$(15)	$13	$(283)	$0	$(3,321)	$5,263	$(7)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$3,021	Benchmark Pricing	Base Price	100.75
United States
Corporate Bonds & Notes	1,639	Third Party Vendor	Broker Quote	101.00 - 113.50
Mortgage-Backed Securities	623	Benchmark Pricing	Base Price	93.94 - 97.56

Financial Derivative Instruments - Liabilities
Over the counter	(20)	Indicative Market Quotation	Broker Quote	0.08 - 0.11

Total	$5,263

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.8%
AUSTRALIA 3.8%
CORPORATE BONDS & NOTES 3.2%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$12,500	$12,586
Commonwealth Bank of Australia
0.524% due 09/17/2014		4,900	4,911
Westpac Banking Corp.
1.850% due 11/26/2019		2,100	2,064
2.700% due 12/09/2014		7,700	7,855

			27,416

MORTGAGE-BACKED SECURITIES 0.3%
Puma Finance Ltd.
0.379% due 02/21/2038		600	597
3.015% due 08/22/2037	AUD	430	382
Swan Trust
3.900% due 04/25/2041		1,647	1,483
Torrens Trust
3.035% due 10/19/2038		469	412

			2,874

SOVEREIGN ISSUES 0.3%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		600	671
3.750% due 11/20/2020		1,900	2,150

			2,821

Total Australia (Cost $33,402)			33,111

BRAZIL 0.1%
SOVEREIGN ISSUES 0.1%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023	BRL	2,510	901

Total Brazil (Cost $1,163)			901

CANADA 1.5%
SOVEREIGN ISSUES 1.5%
Province of British Columbia
4.300% due 06/18/2042	CAD	700	692
Province of Ontario
2.100% due 09/08/2018		2,300	2,143
2.450% due 06/29/2022		$1,600	1,480
6.200% due 06/02/2031	CAD	300	358
Province of Quebec
2.750% due 08/25/2021		$4,400	4,246
3.000% due 09/01/2023	CAD	1,500	1,339
4.250% due 12/01/2021		2,700	2,717

Total Canada (Cost $13,796)			12,975

CAYMAN ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
ALM Loan Funding
1.037% due 11/20/2020		$201	201
Commercial Industrial Finance Corp.
0.499% due 03/01/2021		1,255	1,241
Lafayette CLO Ltd.
1.642% due 09/06/2022		100	100

Total Cayman Islands (Cost $1,499)			1,542

DENMARK 0.4%
CORPORATE BONDS & NOTES 0.4%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	11,000	2,064
6.000% due 10/01/2029		259	55
Realkredit Danmark A/S
1.343% due 01/01/2038		650	124
2.000% due 01/01/2015		7,300	1,371

Total Denmark (Cost $3,513)			3,614

FRANCE 11.4%
CORPORATE BONDS & NOTES 4.4%
Caisse Francaise de Financement Local
0.161% due 06/20/2014		$6,000	5,988
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		4,900	5,044
Dexia Credit Local S.A.
2.625% due 01/21/2014	EUR	3,100	4,268
2.750% due 01/10/2014		$12,600	12,606
2.750% due 04/29/2014		10,300	10,382

			38,288

SOVEREIGN ISSUES 7.0%
France Government Bond
1.000% due 05/25/2018	EUR	24,200	33,227
3.250% due 05/25/2045		1,900	2,517
4.000% due 10/25/2038		4,200	6,444
4.500% due 04/25/2041		11,100	18,368

			60,556

Total France (Cost $96,966)			98,844

GERMANY 4.1%
CORPORATE BONDS & NOTES 3.9%
FMS Wertmanagement AoeR
3.375% due 06/17/2021 (f)	EUR	8,100	12,432
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	2,200	2,038
KFW
6.250% due 05/19/2021		15,300	14,932
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020		4,500	4,244

			33,646

SOVEREIGN ISSUES 0.2%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	1,239	1,667

Total Germany (Cost $37,586)			35,313

IRELAND 1.4%
ASSET-BACKED SECURITIES 0.5%
Avoca CLO PLC
0.591% due 09/15/2021	EUR	1,118	1,514
Magi Funding PLC
0.591% due 04/11/2021		680	924
Mercator CLO PLC
0.452% due 02/18/2024		1,173	1,584

			4,022

CORPORATE BONDS & NOTES 0.9%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		5,200	7,564

MORTGAGE-BACKED SECURITIES 0.0%
Talisman Finance Ltd.
0.427% due 04/22/2017		218	298

Total Ireland (Cost $11,012)			11,884

ITALY 6.4%
ASSET-BACKED SECURITIES 0.2%
Berica Asset-Backed Security SRL
0.593% due 12/30/2055	EUR	1,202	1,603

CORPORATE BONDS & NOTES 0.1%
Intesa Sanpaolo SpA
2.638% due 02/24/2014		$1,300	1,304

MORTGAGE-BACKED SECURITIES 0.6%
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	3,714	4,799

SOVEREIGN ISSUES 5.5%
Italy Buoni Poliennali Del Tesoro
3.500% due 11/01/2017		4,100	5,889
3.500% due 06/01/2018		6,400	9,168
4.500% due 03/01/2024		2,700	3,856
4.750% due 06/01/2017		800	1,193
5.250% due 08/01/2017		16,100	24,452
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,500	2,584

			47,142

Total Italy (Cost $51,887)			54,848

JAPAN 5.9%
CORPORATE BONDS & NOTES 0.3%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,500	2,076
4.750% due 02/28/2014	JPY	20,000	190

			2,266

SOVEREIGN ISSUES 5.6%
Development Bank of Japan, Inc.
4.250% due 06/09/2015		$2,300	2,426
Japan Government International Bond
1.600% due 03/20/2033	JPY	1,270,000	12,215
1.700% due 09/20/2032		3,430,000	33,702

			48,343

Total Japan (Cost $52,845)			50,609

JERSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
WPP PLC
6.000% due 04/04/2017	GBP	2,500	4,603

Total Jersey, Channel Islands (Cost $3,258)			4,603

LUXEMBOURG 0.4%
ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.551% due 06/04/2024	EUR	871	1,155

CORPORATE BONDS & NOTES 0.3%
Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$2,900	2,931

Total Luxembourg (Cost $4,010)			4,086

MEXICO 3.0%
SOVEREIGN ISSUES 3.0%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	1,400,000	13,396
4.750% due 06/14/2018	MXN	20,000	1,497
6.250% due 06/16/2016		10,000	806
7.000% due 06/19/2014		110,000	8,599
10.000% due 12/05/2024		15,000	1,470

Total Mexico (Cost $30,371)			25,768

NETHERLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Eurocredit CDO BV
0.672% due 02/22/2020	EUR	492	672
Grosvenor Place CLO BV
0.474% due 07/20/2021		292	402
0.777% due 07/20/2021	GBP	505	836
Harbourmaster CLO BV
0.568% due 10/11/2019	EUR	111	152

			2,062

CORPORATE BONDS & NOTES 0.0%
Ziggo Finance BV
6.125% due 11/15/2017		100	143

MORTGAGE-BACKED SECURITIES 0.0%
Atomium Mortgage Finance BV
0.431% due 07/01/2034		20	27

Total Netherlands (Cost $2,088)			2,232

NEW ZEALAND 5.1%
SOVEREIGN ISSUES 5.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	24,800	21,140
5.500% due 04/15/2023		11,400	9,930
6.000% due 05/15/2021		12,600	11,308
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		1,600	1,234

Total New Zealand (Cost $41,694)			43,612

NORWAY 0.9%
CORPORATE BONDS & NOTES 0.9%
Eksportfinans ASA
2.000% due 09/15/2015		$4,800	4,740
2.375% due 05/25/2016		3,300	3,255

Total Norway (Cost $7,547)			7,995

SLOVENIA 0.8%
SOVEREIGN ISSUES 0.8%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	4,900	6,998

Total Slovenia (Cost $6,585)			6,998

SPAIN 11.5%
CORPORATE BONDS & NOTES 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	4,200	5,873
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		2,900	4,087

			9,960

SOVEREIGN ISSUES 10.4%
Instituto de Credito Oficial
2.044% due 03/25/2014		9,500	13,104
4.000% due 12/08/2014	GBP	1,600	2,697
4.530% due 03/17/2016	CAD	380	365
5.000% due 04/10/2017		$200	215
Spain Government International Bond
3.750% due 10/31/2018	EUR	23,800	34,282
4.400% due 10/31/2023		4,300	6,030
4.500% due 01/31/2018		14,400	21,339
4.850% due 10/31/2020		900	1,335
5.500% due 07/30/2017		4,300	6,572

Xunta de Galicia
6.131% due 04/03/2018		2,300	3,560

			89,499

Total Spain (Cost $96,858)			99,459

SUPRANATIONAL 3.8%
CORPORATE BONDS & NOTES 3.8%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	3,861
EUROFIMA
6.250% due 12/28/2018		4,200	4,084
European Investment Bank
6.125% due 01/23/2017		2,700	2,601
6.250% due 04/15/2015		4,300	4,006
European Union
2.750% due 06/03/2016	EUR	4,200	6,106
3.250% due 04/04/2018		4,200	6,346
3.500% due 06/04/2021		3,400	5,235
International Finance Corp.
5.000% due 08/03/2016	AUD	700	653

Total Supranational (Cost $33,909)			32,892

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.4%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	5,000	795
Stadshypotek AB
3.000% due 03/21/2018		6,000	962
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018		4,000	667
Swedbank Hypotek AB
3.750% due 12/20/2017		4,300	711

			3,135

SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019		9,900	1,725

Total Sweden (Cost $4,765)			4,860

UNITED KINGDOM 6.7%
BANK LOAN OBLIGATIONS 0.6%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$4,900	4,916

CORPORATE BONDS & NOTES 1.4%
Abbey National Treasury Services PLC
1.818% due 04/25/2014		2,600	2,612
3.125% due 06/30/2015	EUR	2,600	3,625
LBG Capital PLC
8.500% due 12/17/2021 (d)		$1,000	1,071
15.000% due 12/21/2019	EUR	530	1,097
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$1,500	2,038
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	414
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		900	919

			11,776

MORTGAGE-BACKED SECURITIES 2.1%
Darrowby PLC
2.224% due 02/20/2044	GBP	679	1,147
Fosse Master Issuer PLC
2.617% due 10/18/2054		3,800	6,402
Granite Mortgages PLC
0.844% due 03/20/2044		450	741
0.844% due 06/20/2044		2,250	3,692
Holmes Master Issuer PLC
1.577% due 10/15/2054	EUR	966	1,336

Opera Finance PLC
0.720% due 02/02/2017	GBP	2,931	4,842

			18,160

SOVEREIGN ISSUES 2.6%
United Kingdom Gilt
3.250% due 01/22/2044 (f)		6,400	9,804
4.250% due 06/07/2032		800	1,458
4.250% due 09/07/2039 (f)		700	1,282
4.250% due 12/07/2040 (f)		1,000	1,835
4.500% due 09/07/2034 (f)		1,400	2,636
4.500% due 12/07/2042 (f)		2,100	4,029
4.750% due 12/07/2038		600	1,183

			22,227

Total United Kingdom (Cost $55,375)			57,079

UNITED STATES 24.0%
ASSET-BACKED SECURITIES 1.1%
AFC Home Equity Loan Trust
0.875% due 12/22/2027		$3	3
Amortizing Residential Collateral Trust
0.865% due 10/25/2031		26	23
Amresco Residential Securities Mortgage Loan Trust
1.105% due 06/25/2029		54	50
Bear Stearns Asset-Backed Securities Trust
0.595% due 11/25/2035		2,522	2,382
0.825% due 10/25/2032		17	16
0.965% due 10/27/2032		24	23
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		56	58
6.681% due 12/01/2033		24	24
Countrywide Asset-Backed Certificates
0.505% due 12/25/2036 ^		74	43
4.693% due 10/25/2035		1,466	1,463
Credit Suisse First Boston Mortgage Securities Corp.
0.785% due 01/25/2032		20	19
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		453	88
Morgan Stanley ABS Capital, Inc. Trust
0.275% due 03/25/2037		2,396	1,237
Morgan Stanley Home Equity Loan Trust
0.515% due 04/25/2037		399	243
Residential Asset Mortgage Products Trust
0.725% due 06/25/2032		17	16
Residential Asset Securities Corp. Trust
0.665% due 07/25/2032 ^		53	46
0.765% due 06/25/2032 ^		28	23
Salomon Brothers Mortgage Securities, Inc.
1.538% due 01/25/2032		37	34
SLM Student Loan Trust
0.537% due 12/15/2023	EUR	2,588	3,506

			9,297

CORPORATE BONDS & NOTES 2.7%
Altria Group, Inc.
9.250% due 08/06/2019		$443	584
Boston Scientific Corp.
6.400% due 06/15/2016		1,700	1,897
Cardinal Health, Inc.
5.800% due 10/15/2016		500	559
CIT Group, Inc.
5.250% due 04/01/2014		600	608
Citigroup, Inc.
5.500% due 10/15/2014		32	33
Computer Sciences Corp.
6.500% due 03/15/2018		2,050	2,353
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		2,000	1,940
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,698
International Lease Finance Corp.
5.650% due 06/01/2014		1,000	1,020
6.500% due 09/01/2014		2,600	2,698
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		6,100	1,334
Simon Property Group LP
6.125% due 05/30/2018		750	869
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,090

Temple-Inland, Inc.
6.375% due 01/15/2016		3,500	3,804
WM Covered Bond Program
4.000% due 11/26/2016	EUR	300	447

			22,934

MORTGAGE-BACKED SECURITIES 8.0%
Adjustable Rate Mortgage Trust
2.801% due 09/25/2035		$121	107
American General Mortgage Loan Trust
5.150% due 03/25/2058		616	623
American Home Mortgage Assets Trust
0.355% due 05/25/2046		1,366	1,010
American Home Mortgage Investment Trust
2.173% due 10/25/2034		366	361
Banc of America Funding Corp.
2.631% due 02/20/2036		1,334	1,321
3.694% due 01/20/2047 ^		138	112
Banc of America Mortgage Trust
2.862% due 05/25/2035		1,266	1,158
Banc of America Re-REMIC Trust
5.633% due 02/17/2051		100	107
BCAP LLC Trust
0.905% due 01/26/2047		374	324
2.487% due 02/26/2036		166	162
5.250% due 04/26/2037		777	737
5.250% due 08/26/2037		736	748
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		1,457	1,461
2.460% due 08/25/2033		115	114
2.523% due 10/25/2033		83	83
2.581% due 08/25/2033		17	17
2.600% due 03/25/2035		1,416	1,429
2.730% due 05/25/2034		91	85
2.793% due 03/25/2035		223	223
2.817% due 05/25/2034		197	188
2.831% due 02/25/2034		16	16
2.861% due 05/25/2047 ^		519	436
3.082% due 11/25/2034		152	155
Bear Stearns Alt-A Trust
2.708% due 09/25/2035		968	851
4.387% due 11/25/2036 ^		337	258
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036		1,481	1,131
Chase Mortgage Finance Trust
2.722% due 02/25/2037		302	306
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037		247	247
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035		407	400
2.613% due 08/25/2035		221	218
2.845% due 09/25/2037 ^		1,757	1,451
Countrywide Alternative Loan Trust
0.355% due 09/25/2046 ^		1,664	1,211
0.375% due 07/25/2046		75	54
0.515% due 05/25/2037 ^		435	289
1.485% due 11/25/2035		330	250
2.025% due 11/25/2035		254	198
2.820% due 02/25/2037 ^		788	681
5.250% due 06/25/2035 ^		171	148
6.000% due 01/25/2037 ^		925	767
6.250% due 08/25/2037 ^		201	162
Countrywide Home Loan Mortgage Pass-Through Trust
0.485% due 03/25/2035		2,062	1,565
0.495% due 02/25/2035		312	287
0.925% due 09/25/2034		20	19
2.504% due 11/25/2034		194	180
2.520% due 04/20/2035		64	65
2.586% due 11/25/2035 ^		34	28
2.675% due 11/19/2033		11	11
2.826% due 08/25/2034		55	48
Credit Suisse First Boston Mortgage Securities Corp.
1.315% due 03/25/2034 ^		165	148
2.329% due 07/25/2033		38	39
2.438% due 08/25/2033		153	152
6.500% due 04/25/2033		32	33
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)		4,700	85
1.382% due 11/10/2046 (a)		11,683	427
Extended Stay America Trust
1.079% due 12/05/2031 (a)		8,000	186
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		237	226

GMAC Mortgage Corp. Loan Trust
3.031% due 06/25/2034	27	26
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	7	7
GreenPoint Mortgage Funding Trust
0.345% due 01/25/2037	355	251
Greenpoint Mortgage Funding Trust
0.365% due 10/25/2046	1,371	844
0.375% due 04/25/2036	385	288
Greenpoint Mortgage Pass-Through Certificates
2.792% due 10/25/2033	21	21
GS Mortgage Securities Trust
2.389% due 11/10/2045 (a)	5,721	756
GSR Mortgage Loan Trust
1.860% due 03/25/2033	73	71
2.648% due 09/25/2035	154	153
HarborView Mortgage Loan Trust
0.346% due 07/19/2046	1,592	1,103
0.356% due 09/19/2037	640	506
0.993% due 12/19/2036 ^	612	485
2.530% due 05/19/2033	190	189
2.746% due 07/19/2035	58	51
IndyMac Mortgage Loan Trust
0.355% due 09/25/2046	1,342	1,122
0.365% due 11/25/2046	1,463	830
2.503% due 12/25/2034	74	68
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	37	31
JPMorgan Chase Commercial Mortgage Securities Trust
1.336% due 12/15/2047 (a)	19,733	1,532
JPMorgan Mortgage Trust
1.990% due 11/25/2033	99	98
5.093% due 11/25/2035	103	99
Luminent Mortgage Trust
0.335% due 12/25/2036	2,425	1,809
MASTR Alternative Loan Trust
0.565% due 03/25/2036	210	48
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.607% due 12/15/2030	274	269
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036	85	78
0.415% due 08/25/2036	113	106
1.596% due 10/25/2035	662	644
2.229% due 02/25/2033	96	91
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.894% due 08/12/2049	2,700	3,016
Morgan Stanley Bank of America Merrill Lynch Trust
1.469% due 05/15/2046 (a)	14,906	1,191
Residential Accredit Loans, Inc. Trust
0.315% due 02/25/2047	658	375
0.395% due 05/25/2037 ^	313	50
0.470% due 09/25/2046	581	154
Residential Asset Securitization Trust
0.615% due 12/25/2036 ^	253	93
6.250% due 10/25/2036 ^	957	739
6.500% due 08/25/2036 ^	652	429
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^	135	111
6.500% due 03/25/2032	14	15
Salomon Brothers Mortgage Securities, Inc.
0.665% due 05/25/2032	13	12
Sequoia Mortgage Trust
0.517% due 07/20/2033	398	394
0.866% due 10/19/2026	152	151
2.634% due 04/20/2035	1,761	1,745
Structured Adjustable Rate Mortgage Loan Trust
2.495% due 04/25/2034	296	297
2.576% due 09/25/2034	297	298
2.764% due 12/25/2035	1,839	1,347
2.906% due 02/25/2034	125	126
Structured Asset Mortgage Investments Trust
0.355% due 07/25/2046	357	296
0.375% due 05/25/2046	590	467
0.416% due 07/19/2035	1,293	1,203
0.746% due 07/19/2034	132	131
Thornburg Mortgage Securities Trust
1.415% due 06/25/2047	315	275
5.750% due 06/25/2037	4,371	4,324
5.750% due 06/25/2047	769	721
UBS-Barclays Commercial Mortgage Trust
1.880% due 12/10/2045 (a)	14,039	1,575
UBS-Citigroup Commercial Mortgage Trust
2.491% due 01/10/2045 (a)	5,866	688
WaMu Mortgage Pass-Through Certificates
0.455% due 07/25/2045	611	576
0.475% due 01/25/2045	347	328

2.206% due 03/25/2033	391	391
2.417% due 08/25/2034	535	532
2.425% due 04/25/2035	1,800	1,690
2.454% due 06/25/2033	73	73
2.463% due 09/25/2046	2,394	2,290
2.463% due 10/25/2046	81	76
2.463% due 11/25/2046	669	624
2.488% due 03/25/2035	391	389
2.530% due 03/25/2034	304	302
5.901% due 08/25/2046	1,609	1,470
Washington Mutual MSC Mortgage Pass-Through Certificates
0.615% due 04/25/2035	2,260	1,756
0.905% due 04/25/2047 ^	163	17
0.909% due 04/25/2047 ^	447	97
1.079% due 07/25/2046 ^	386	218
Wells Fargo Mortgage-Backed Securities Trust
2.634% due 06/25/2035	1,092	1,115
2.636% due 06/25/2035	603	602
WFRBS Commercial Mortgage Trust
1.514% due 03/15/2045 (a)	15,495	1,279

		68,722

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
0.554% due 01/30/2014 (d)	130	920
SLM Corp. CPI Linked Security
3.235% due 01/16/2018	9,000	212

		1,132

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 5.9%
Fannie Mae
0.365% due 10/27/2037	$5,700	5,659
0.595% due 11/25/2040	2,373	2,380
0.615% due 11/25/2040	2,857	2,861
0.665% due 10/25/2040 - 12/25/2040	3,552	3,548
2.006% due 12/01/2034	227	237
2.301% due 03/01/2024	14	14
2.429% due 11/01/2023	5	5
2.485% due 11/01/2034	1,697	1,815
3.000% due 11/01/2043	1,997	1,901
3.490% due 12/01/2020	949	988
3.730% due 01/01/2018	1,000	1,055
5.071% due 05/01/2035	136	146
5.090% due 09/01/2041	487	495
6.500% due 11/01/2036	370	402
Freddie Mac
0.767% due 12/15/2037 - 07/15/2040	1,656	1,664
0.903% due 09/25/2022 (a)	5,272	316
1.053% due 11/25/2022 (a)	6,185	443
1.297% due 08/25/2019 (a)	8,557	533
1.344% due 10/25/2044	2,124	2,152
1.380% due 11/25/2019 (a)	7,733	529
2.345% due 02/01/2029	122	130
2.362% due 05/01/2023	17	17
2.633% due 04/01/2037	52	56
6.000% due 12/15/2024	99	109
7.400% due 02/01/2021	61	61
Ginnie Mae
0.767% due 02/16/2030	107	109
1.625% due 05/20/2022 - 05/20/2030	274	286
2.000% due 04/20/2030 - 05/20/2030	31	32
6.000% due 08/20/2034	6,088	6,835
NCUA Guaranteed Notes
0.539% due 11/06/2017	11,566	11,580
Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,519

		50,877

U.S. TREASURY OBLIGATIONS 6.2%
U.S. Treasury Bonds
2.750% due 08/15/2042	400	316
2.750% due 11/15/2042	900	709
3.125% due 11/15/2041 (h)(j)	5,100	4,388
3.625% due 08/15/2043 (j)	6,400	6,020

3.750% due 08/15/2041		800	777
3.750% due 11/15/2043 (j)		2,800	2,696
5.500% due 08/15/2028 (h)(j)		9,800	12,056
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022		203	194
0.125% due 01/15/2023		13,356	12,609
1.375% due 01/15/2020		756	812
2.375% due 01/15/2027		1,042	1,201
U.S. Treasury Notes
2.000% due 02/15/2022 (j)		2,900	2,748
2.000% due 02/15/2023 (j)		3,100	2,871
2.500% due 08/15/2023 (j)		6,500	6,231

			53,628

Total United States (Cost $208,424)			206,590

VIRGIN ISLANDS (BRITISH) 0.3%
CORPORATE BONDS & NOTES 0.3%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$2,900	2,357

Total Virgin Islands (British) (Cost $2,885)			2,357

SHORT-TERM INSTRUMENTS 8.8%
COMMERCIAL PAPER 0.6%
Entergy Corp.
0.960% due 03/10/2014		$5,100	5,095

REPURCHASE AGREEMENTS (e) 0.2%			1,351

MEXICO TREASURY BILLS 7.9%
3.772% due 03/06/2014 - 06/26/2014 (b)	MXN	901,000	68,431

U.S. TREASURY BILLS 0.1%
0.126% due 11/13/2014 - 12/11/2014 (b)(j)		$1,142	1,141

Total Short-Term Instruments (Cost $75,932)			76,018

Total Investments in Securities (Cost $877,370)			878,190

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio		913,934	9,144

Total Short-Term Instruments (Cost $9,144)			9,144

Total Investments in Affiliates (Cost $9,144)			9,144

Total Investments 102.9% (Cost $886,514)			$887,334
Financial Derivative Instruments (g)(i) (0.9%) (Cost or Premiums, net $(326)			(7,477)
Other Assets and Liabilities, net (2.0%)			(17,151)

Net Assets 100.0%			$862,706

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$ 1,351	Freddie Mac 2.000% due 01/30/2023	$(1,379)	$1,351	$1,351

Total Repurchase Agreements						$(1,379)	$1,351	$1,351

(1)	Includes accrued interest.

Sale-BuyBack Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.160%	12/05/2013	01/16/2014	EUR	(9,279)	$(12,783)
	0.489%	11/14/2013	02/20/2014	GBP	(2,497)	(4,079)
	0.503%	10/10/2013	01/23/2014		(8,090)	(13,338)
MYI	0.549%	11/14/2013	02/20/2014		(2,415)	(4,023)
	0.559%	11/14/2013	02/20/2014		(1,506)	(2,465)
	0.560%	11/14/2013	02/20/2014		(1,138)	(1,860)

Total Sale-Buyback Transactions						$(38,548)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $42,485 at a weighted average interest rate of 0.308%.
(3)	Payable for sale-buyback transactions includes $93 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	01/01/2044	10,000	(10,366)	(10,297)
Fannie Mae	4.000%	02/01/2044	$27,000	$(27,787)	$(27,717)

Total Short Sales				$(38,153)	$(38,014)

(f)	Securities with an aggregate market value of $34,314 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.000	01/24/2014	48	$(23)	$(9)
Call - CBOT U.S. Treasury 10-Year Note February Futures	124.500	01/24/2014	63	(17)	(6)

Total Written Options				$(40)	$(15)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	119	$(15)	$6	$(12)
3-Month Euribor June Futures	Long	06/2014	84	(6)	2	(4)
3-Month Euribor September Futures	Long	09/2014	147	(12)	5	(13)
90-Day Eurodollar December Futures	Long	12/2014	408	(18)	0	(10)
90-Day Eurodollar June Futures	Long	06/2014	269	3	0	0
90-Day Eurodollar June Futures	Long	06/2015	10	3	0	(1)

90-Day Eurodollar March Futures	Long	03/2015	50	(8)	0	(1)
90-Day Eurodollar September Futures	Long	09/2014	582	(7)	0	(7)
Australia Government 3-Year Bond March Futures	Long	03/2014	153	34	16	0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	111	(8)	8	(4)
Canada Government 10-Year Bond March Futures	Short	03/2014	164	108	48	(67)
Euro-BTP Italy Government Bond March Futures	Long	03/2014	116	70	152	0
Euro-Bund 10-Year Bond March Futures	Short	03/2014	98	87	0	(25)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	111	63	2	(4)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	258	(167)	0	(44)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	902	76	112	(65)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	753	(70)	78	(39)
United Kingdom Government 10-Year Gilt March Futures	Short	03/2014	346	1,052	0	(258)

Total Futures Contracts				$1,185	$429	$(554)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		$37,300	$(2,376)	$(291)	$0	$(135)
Receive	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	AUD	2,000	26	7	0	(5)
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	31,300	28	(29)	9	0
Pay	6-Month GBP-LIBOR	3.000%	03/19/2024		4,600	(46)	(119)	45	0
Receive	6-Month GBP-LIBOR	3.500%	03/19/2044		6,500	(76)	62	0	(91)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	4,210,000	(1,168)	(774)	0	(240)

Total Swap Agreements						$(3,612)	$(1,144)	$54	$(471)

(h)	Securities with an aggregate market value of $3,329 and cash of $3,473 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	AUD	3,532		$3,204	$51	$0
	01/2014	BRL	5,845		2,512	34	0
	01/2014	EUR	21,549		29,734	88	0
	01/2014	GBP	6,097		9,963	0	(133)
	01/2014	NZD	54,223		44,417	0	(176)
	01/2014		$38,291	AUD	43,205	279	0
	01/2014		2,495	BRL	5,845	0	(18)
	02/2014	AUD	43,205		$38,218	0	(279)
	02/2014	JPY	907,800		8,953	331	0
	02/2014		$1,473	NOK	9,090	23	0
	03/2014	MXN	52,688		$4,127	112	0
	09/2015		$500	CNY	3,070	0	(1)
BPS	01/2014	AUD	3,349		$3,049	59	0
	01/2014	BRL	8,309		3,727	205	0
	01/2014		$3,547	BRL	8,309	0	(25)
	01/2014		9,365	GBP	5,728	120	0
	02/2014		1,470	JPY	151,400	0	(32)
	02/2014		940	NOK	5,740	5	0
BRC	01/2014	AUD	1,990		$1,777	0	0
	01/2014	GBP	15,921		25,925	0	(439)
	01/2014		$900	ZAR	8,983	0	(45)
	01/2014	ZAR	2,712		$265	7	0
	02/2014	JPY	680,300		6,712	251	0
	02/2014		$25,569	GBP	15,709	439	0
	02/2014		46,021	JPY	4,743,300	0	(971)
	04/2014		1,062	CNY	6,462	0	(5)
	09/2015		731		4,470	0	(4)
CBK	01/2014	AUD	44,039		$40,176	861	0
	01/2014	BRL	9,157		3,924	43	0
	01/2014	GBP	852		1,397	0	(13)
	01/2014		$3,909	BRL	9,157	0	(28)
	01/2014		29,667	EUR	21,549	0	(22)
	02/2014	EUR	23,657		$32,567	22	0
	02/2014	GBP	545		893	0	(10)
	02/2014	JPY	1,471,400		14,358	383	0
	03/2014		$4,675	CAD	4,962	0	(13)
	04/2014		2,233	CNY	13,600	0	(8)
	09/2015		4,779		28,904	1	(79)
DUB	01/2014	AUD	5,517		$4,888	0	(37)
	01/2014	BRL	1,715		757	31	0
	01/2014		$732	BRL	1,715	0	(5)
	01/2014	ZAR	7,568		$774	54	0
	02/2014	JPY	3,274,200		31,453	356	0
	02/2014		$7,061	EUR	5,135	4	0
	04/2014	CNY	75,138		$11,681	0	(614)
FBF	01/2014	JPY	108,545		1,032	1	0
	01/2014		$4,070	GBP	2,513	92	0
GLM	01/2014		6,500	JPY	672,750	0	(112)
	03/2014	MXN	458,641		$34,416	0	(535)
GST	04/2014		$821	CNY	5,000	0	(3)
HUS	01/2014	AUD	1,501		$1,330	0	(10)
	01/2014	BRL	8,206		3,551	73	0
	01/2014		$3,764	AUD	4,230	12	0
	01/2014		3,503	BRL	8,206	0	(25)
	01/2014		23,356	GBP	14,417	517	0
	01/2014		97	RUB	3,176	0	0
	02/2014		55,370	JPY	5,498,317	0	(3,148)
	04/2014	DKK	18,605		$3,448	15	0
	04/2014		$709	CNY	4,314	0	(3)
JPM	01/2014	AUD	1,681		$1,533	32	0
	01/2014	BRL	21,040		8,982	63	0
	01/2014	GBP	211		349	0	0
	01/2014	RUB	3,176		97	0	0
	01/2014		$9,485	BRL	21,040	0	(567)
	02/2014	JPY	988,500		$9,956	567	0
	02/2014		$137,156	JPY	13,879,800	0	(5,329)
	03/2014	MXN	108,131		$8,143	0	(97)
	04/2014		78,429		5,913	0	(51)
	04/2014		$1,342	CNY	8,174	0	(5)
	04/2014		16	RUB	522	0	0
	09/2015		326	CNY	1,970	0	(5)
MSC	01/2014	BRL	20,176		$8,669	117	0
	01/2014		$8,568	BRL	20,176	0	(16)
	02/2014	BRL	3,103		$1,318	13	0
	02/2014	JPY	565,300		5,690	321	0
	03/2014	MXN	72,801		5,511	0	(37)
	06/2014		279,794		20,895	0	(248)
	09/2015		$480	CNY	2,953	0	0
RBC	01/2014		13,778	AUD	15,254	0	(160)
	02/2014	JPY	2,115,400		$20,549	458	0
	02/2014		$1,170	EUR	850	0	(1)
	02/2014		1,560	NOK	9,655	29	0
RYL	04/2014		9,898	CNY	60,782	50	(2)
SCX	01/2014	CNY	70,139		$11,366	0	(187)
UAG	01/2014	AUD	1,080		984	20	0
	01/2014	BRL	3,690		1,575	11	0
	01/2014	DKK	8,775		1,601	0	(17)
	01/2014		$1,661	BRL	3,690	0	(97)
	01/2014		11,481	CNY	70,139	72	0
	01/2014		6,213	DKK	34,692	185	0
	01/2014		44,256	NZD	54,223	337	0
	02/2014	JPY	3,441,800		$33,762	1,073	0
	02/2014	NZD	54,223		44,165	0	(337)
	02/2014	SEK	7,178		1,085	0	(30)
	04/2014	CNY	70,139		11,473	0	(4)
	04/2014		$1,416	CNY	8,616	0	(6)
	06/2014	MXN	19,440		$1,455	0	(13)

Total Forward Foreign Currency Contracts						$7,817	$(14,002)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$9,000	$726	$1,503
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	4,500	372	751

Total Purchased Options							$1,098	$2,254

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$38,000	$(722)	$(1,537)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		18,900	(356)	(765)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	11,500	(21)	(17)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		11,500	(23)	(4)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		$38,400	(83)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		38,400	(201)	(54)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	14,500	(28)	(21)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		14,500	(28)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$17,000	(54)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014		9,100	(33)	(1)

								$(1,549)	$(2,404)

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.500	01/10/2014	$5,600	$(20)	$(24)
DUB	Put - OTC USD versus JPY		103.000	01/23/2014	4,500	(28)	(12)

						$(48)	$(36)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$(26)	$(2)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index -1)] or 0	10/13/2020	2,200	(21)	(2)

						$(47)	$(4)

Total Written Options						$(1,644)	$(2,444)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Computer Sciences Corp.	(1.160%)	03/20/2018	0.748%		$2,050	$0	$(36)	$0	$(36)
	Spectra Energy Capital LLC	(0.830%)	09/20/2014	0.103%		3,000	0	(17)	0	(17)
BRC	Historic TW, Inc.	(1.050%)	03/20/2016	0.116%		1,500	0	(32)	0	(32)
DUB	Cardinal Health, Inc.	(1.000%)	12/20/2016	0.145%		500	(10)	(3)	0	(13)
	Cytec Industries, Inc.	(1.000%)	09/20/2017	0.593%		200	2	(5)	0	(3)
	Marsh & McLennan Cos., Inc.	(0.590%)	09/20/2014	0.042%		3,000	0	(12)	0	(12)
	Simon Property Group LP	(0.947%)	06/20/2018	0.448%		750	0	(16)	0	(16)
	Tate & Lyle International Finance PLC	(0.510%)	12/20/2014	0.081%		400	0	(2)	0	(2)
GST	Temple-Inland, Inc.	(6.680%)	03/20/2016	0.070%		3,500	0	(525)	0	(525)
JPM	WPP Ltd.	(3.750%)	06/20/2017	0.356%	GBP	2,500	0	(486)	0	(486)

							$(8)	$(1,134)	$0	$(1,142)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Japan Government International Bond	1.000%	06/20/2018	0.326%		$4,500	$76	$59	$135	$0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.367%	JPY	30,000	(28)	27	0	(1)
CBK	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.367%		10,000	(7)	7	0	0
DUB	Japan Government International Bond	1.000%	06/20/2018	0.326%		$2,500	44	31	75	0
GST	Japan Government International Bond	1.000%	06/20/2018	0.326%		10,400	200	112	312	0
MYC	Japan Government International Bond	1.000%	06/20/2018	0.326%		3,500	63	42	105	0

							$348	$278	$627	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN	10,000	$0	$4	$4	$0
DUB	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		600	(1)	0	0	(1)
HUS	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		56,400	(78)	23	0	(55)
	Pay	28-Day MXN-TIIE	5.530%	09/11/2018		42,700	0	18	18	0
MYC	Pay	28-Day MXN-TIIE	6.590%	12/08/2015		1,200	(1)	6	5	0
							$(80)	$51	$27	$(56)

Total Swap Agreements							$260	$(805)	$654	$(1,199)

(j)	Securities with an aggregate market value of $10,466 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$27,416	$0	$27,416
Mortgage-Backed Securities	0	2,874	0	2,874
Sovereign Issues	0	2,821	0	2,821
Brazil
Sovereign Issues	0	901	0	901
Canada
Sovereign Issues	0	12,975	0	12,975
Cayman Islands
Asset-Backed Securities	0	1,542	0	1,542
Denmark
Corporate Bonds & Notes	0	3,614	0	3,614
France
Corporate Bonds & Notes	0	38,288	0	38,288
Sovereign Issues	0	60,556	0	60,556
Germany
Corporate Bonds & Notes	0	33,646	0	33,646
Sovereign Issues	0	1,667	0	1,667
Ireland
Asset-Backed Securities	0	4,022	0	4,022
Corporate Bonds & Notes	0	7,564	0	7,564
Mortgage-Backed Securities	0	298	0	298
Italy
Asset-Backed Securities	0	1,603	0	1,603
Corporate Bonds & Notes	0	1,304	0	1,304
Mortgage-Backed Securities	0	4,799	0	4,799
Sovereign Issues	0	47,142	0	47,142
Japan
Corporate Bonds & Notes	0	2,266	0	2,266
Sovereign Issues	0	48,343	0	48,343
Jersey, Channel Islands
Corporate Bonds & Notes	0	4,603	0	4,603
Luxembourg
Asset-Backed Securities	0	1,155	0	1,155
Corporate Bonds & Notes	0	2,931	0	2,931
Mexico
Sovereign Issues	0	25,768	0	25,768
Netherlands
Asset-Backed Securities	0	2,062	0	2,062
Corporate Bonds & Notes	0	143	0	143
Mortgage-Backed Securities	0	27	0	27
New Zealand
Sovereign Issues	0	43,612	0	43,612
Norway
Corporate Bonds & Notes	0	7,995	0	7,995
Slovenia
Sovereign Issues	0	6,998	0	6,998
Spain
Corporate Bonds & Notes	0	9,960	0	9,960
Sovereign Issues	0	89,499	0	89,499
Supranational
Corporate Bonds & Notes	0	32,892	0	32,892
Sweden
Corporate Bonds & Notes	0	3,135	0	3,135
Sovereign Issues	0	1,725	0	1,725
United Kingdom
Bank Loan Obligations	0	4,916	0	4,916
Corporate Bonds & Notes	0	11,776	0	11,776
Mortgage-Backed Securities	0	18,160	0	18,160
Sovereign Issues	0	22,227	0	22,227
United States
Asset-Backed Securities	0	9,297	0	9,297
Corporate Bonds & Notes	0	22,934	0	22,934
Mortgage-Backed Securities	0	67,654	1,068	68,722
Preferred Securities	0	211	921	1,132
U.S. Government Agencies	0	39,236	11,641	50,877
U.S. Treasury Obligations	0	53,628	0	53,628
Virgin Islands (British)
Corporate Bonds & Notes	0	2,357	0	2,357
Short-Term Instruments
Commercial Paper	0	5,095	0	5,095
Repurchase Agreements	0	1,351	0	1,351
Mexico Treasury Bills	0	68,431	0	68,431
U.S. Treasury Bills	0	1,141	0	1,141
	$0	$864,560	$13,630	$878,190
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,144	$0	$0	$9,144
Total Investments	$9,144	$864,560	$13,630	$887,334
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(38,014)	$0	$(38,014)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	429	54	0	483
Over the counter	0	10,725	0	10,725
	$429	$10,779	$0	$11,208

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(554)	(486)	0	(1,040)
Over the counter	0	(17,641)	(4)	(17,645)

	$(554)	$(18,127)	$(4)	$(18,685)

Totals	$9,019	$819,198	$13,626	$841,843

Assets and liabilities valued at $212 transferred from Level 1 to Level 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities	$1,184	$0	$(884)	$0	$1	$0	$0	$(301)	$0	$0
United States
Mortgage-Backed Securities	1,334	0	(180)	2	20	(1)	0	(107)	1,068	12
Preferred Securities	945	0	0	0	0	(24)	0	0	921	(24)
U.S. Government Agencies	13,949	0	(2,268)	0	0	(40)	0	0	11,641	(31)

	$17,412	$0	$(3,332)	$2	$21	$(65)	$0	$(408)	$13,630	$(43)

Financial Derivative Instruments - Liabilities
Over the counter	$(8)	$0	$0	$0	$0	$4	$0	$0	$(4)	$4

Totals	$17,404	$0	$(3,332)	$2	$21	$(61)	$0	$(408)	$13,626	$(39)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
Mortgage-Backed Securities	$7	Benchmark Pricing	Base Price	97.77
	1,061	Third Party Vendor	Broker Quote	86.67 - 94.85
Preferred Securities	921	Benchmark Pricing	Base Price	$ 7,081.90
U.S. Government Agencies	61	Benchmark Pricing	Base Price	100.00
	11,580	Third Party Vendor	Broker Quote	100.13

Financial Derivative Instruments - Liabilities
Over the counter	(4)	Indicative Market Quotation	Broker Quote	0.09 - 0.10

Total	$13,626

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.5%
AUSTRALIA 1.3%
CORPORATE BONDS & NOTES 1.1%
Commonwealth Bank of Australia
0.524% due 09/17/2014		$1,100	$1,102
2.250% due 03/16/2017		2,300	2,367
Westpac Banking Corp.
2.700% due 12/09/2014		1,800	1,836

			5,305

MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Ltd.
0.379% due 02/21/2038		126	125
3.015% due 08/22/2037	AUD	48	42
Swan Trust
3.900% due 04/25/2041		437	393
Torrens Trust
3.035% due 10/19/2038		181	160

			720

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		500	559

Total Australia (Cost $6,603)			6,584

CANADA 1.7%
CORPORATE BONDS & NOTES 0.4%
Bank of Nova Scotia
1.650% due 10/29/2015		$1,500	1,530
Caisse Centrale Desjardins
2.550% due 03/24/2016		500	521

			2,051

SOVEREIGN ISSUES 1.3%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	99
Province of Ontario
2.100% due 09/08/2018		700	652
2.450% due 06/29/2022		$500	463
3.150% due 06/02/2022	CAD	3,300	3,058
4.000% due 10/07/2019		$400	433
Province of Quebec
2.750% due 08/25/2021		700	676
4.250% due 12/01/2021	CAD	700	704
5.125% due 11/14/2016		$300	335

			6,420

Total Canada (Cost $8,855)			8,471

CAYMAN ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.4%
Four Corners CLO Ltd.
0.516% due 01/26/2020		$958	952
Halcyon Structured Asset Management Long/Short Ltd.
0.463% due 08/07/2021		381	378
Lafayette CLO Ltd.
1.642% due 09/06/2022		43	43
Madison Park Funding Ltd.
0.509% due 05/10/2019		84	84
Stanfield Bristol CLO Ltd.
0.501% due 10/15/2019		428	427

Total Cayman Islands (Cost $1,854)			1,884

DENMARK 0.4%
CORPORATE BONDS & NOTES 0.4%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	5,900	1,107
6.000% due 10/01/2029		69	15
Realkredit Danmark A/S
1.343% due 01/01/2038		545	104
2.000% due 01/01/2015		3,700	695

Total Denmark (Cost $1,873)			1,921

FRANCE 11.6%
CORPORATE BONDS & NOTES 2.3%
Caisse Francaise de Financement Local
0.161% due 06/20/2014		$1,000	998
Dexia Credit Local S.A.
0.717% due 04/29/2014		2,100	2,103
0.925% due 04/01/2014	GBP	300	497
2.750% due 01/10/2014		$6,300	6,303
2.750% due 04/29/2014		1,100	1,109

			11,010

SOVEREIGN ISSUES 9.3%
Caisse d’Amortissement de la Dette Sociale
1.375% due 01/27/2014		1,300	1,301
France Government Bond
1.000% due 05/25/2018	EUR	21,000	28,833
3.250% due 05/25/2045		2,600	3,445
3.500% due 04/25/2026		800	1,183
4.000% due 10/25/2038		1,700	2,608
4.500% due 04/25/2041		3,700	6,123
4.750% due 04/25/2035		800	1,358

			44,851

Total France (Cost $54,326)			55,861

GERMANY 1.1%
CORPORATE BONDS & NOTES 0.9%
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	800	741
KFW
2.750% due 09/07/2015	GBP	1,400	2,393
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020	AUD	1,000	943
7.000% due 05/10/2017	NZD	200	176

			4,253

SOVEREIGN ISSUES 0.2%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	620	834

Total Germany (Cost $5,160)			5,087

IRELAND 1.2%
ASSET-BACKED SECURITIES 0.2%
Mercator CLO PLC
0.452% due 02/18/2024	EUR	631	853

CORPORATE BONDS & NOTES 0.8%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		500	727
4.375% due 01/18/2022		2,000	3,238

			3,965

MORTGAGE-BACKED SECURITIES 0.2%
Opera Germany PLC
0.444% due 10/20/2014		841	1,136

Total Ireland (Cost $5,511)			5,954

ITALY 6.8%
ASSET-BACKED SECURITIES 0.3%
Berica Asset-Backed Security SRL
0.593% due 12/30/2055	EUR	935	1,246

CORPORATE BONDS & NOTES 0.4%
Intesa Sanpaolo SpA
2.638% due 02/24/2014		$1,000	1,003
3.125% due 01/15/2016		700	714

			1,717

MORTGAGE-BACKED SECURITIES 0.6%
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	1,622	2,095
CR Firenze Mutui SRL
0.505% due 04/26/2034		571	785

			2,880

SOVEREIGN ISSUES 5.5%
Italy Buoni Poliennali Del Tesoro
3.500% due 11/01/2017		2,200	3,160
3.500% due 06/01/2018		3,400	4,870
4.500% due 02/01/2018		100	149
4.500% due 03/01/2024		700	1,000
4.750% due 06/01/2017		3,100	4,623
5.250% due 08/01/2017		7,700	11,694
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	1,034

			26,530

Total Italy (Cost $30,709)			32,373

JAPAN 8.5%
SOVEREIGN ISSUES 8.5%
Japan Government International Bond
1.600% due 03/20/2033	JPY	1,300,000	12,504
1.700% due 09/20/2032		2,910,000	28,592

Total Japan (Cost $43,919)			41,096

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$800	808

Total Luxembourg (Cost $804)			808

MEXICO 3.4%
SOVEREIGN ISSUES 3.4%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	20,000	1,497
7.000% due 06/19/2014		180,000	14,071
10.000% due 12/05/2024		8,100	794

Total Mexico (Cost $16,510)			16,362

NETHERLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Cadogan Square CLO BV
0.562% due 01/17/2023	EUR	418	563
Eurocredit CDO BV
0.672% due 02/22/2020		123	168

Total Netherlands (Cost $709)			731

NEW ZEALAND 3.8%
CORPORATE BONDS & NOTES 0.1%
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$400	407

SOVEREIGN ISSUES 3.7%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	6,100	5,200
5.500% due 04/15/2023		3,800	3,310
6.000% due 12/15/2017		1,300	1,149
6.000% due 05/15/2021		5,300	4,756
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		4,550	3,509

			17,924

Total New Zealand (Cost $18,469)			18,331

NORWAY 1.1%
CORPORATE BONDS & NOTES 0.6%
Eksportfinans ASA
2.375% due 05/25/2016		$1,500	1,479
3.000% due 11/17/2014		900	905
5.500% due 05/25/2016		500	529

			2,913

SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
0.626% due 03/27/2017		2,400	2,420

Total Norway (Cost $5,157)			5,333

SLOVENIA 0.8%
SOVEREIGN ISSUES 0.8%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	2,600	3,713

Total Slovenia (Cost $3,494)			3,713

SPAIN 10.5%
CORPORATE BONDS & NOTES 0.8%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	700	979
4.125% due 01/13/2014		900	1,239
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		1,100	1,550
Banco Santander S.A.
3.125% due 09/28/2015		200	285

			4,053

SOVEREIGN ISSUES 9.7%
Autonomous Community of Madrid
4.200% due 09/24/2014		3,000	4,217
Instituto de Credito Oficial
2.044% due 03/25/2014		1,900	2,621
Spain Government International Bond
3.750% due 10/31/2018		12,900	18,581
4.400% due 10/31/2023		2,600	3,646
4.500% due 01/31/2018		9,000	13,337
5.500% due 07/30/2017		1,600	2,446
Xunta de Galicia
6.131% due 04/03/2018		1,300	2,012

			46,860

Total Spain (Cost $49,094)			50,913

SUPRANATIONAL 1.8%
CORPORATE BONDS & NOTES 1.8%
European Investment Bank
6.125% due 01/23/2017	AUD	800	771
6.250% due 04/15/2015		1,200	1,118
European Union
2.750% due 06/03/2016	EUR	1,800	2,617
3.500% due 06/04/2021		2,085	3,210
International Bank for Reconstruction & Development
4.500% due 08/16/2016	NZD	700	579
International Finance Corp.
5.000% due 08/03/2016	AUD	500	467

Total Supranational (Cost $8,592)			8,762

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.5%
Stadshypotek AB
3.000% due 03/21/2018	SEK	2,000	321
4.250% due 10/10/2017	AUD	1,700	1,520
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	3,500	578

			2,419

SOVEREIGN ISSUES 0.1%
Sweden Government International Bond
4.250% due 03/12/2019		3,700	645

Total Sweden (Cost $3,285)			3,064

UNITED KINGDOM 8.7%
BANK LOAN OBLIGATIONS 0.5%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$2,400	2,408

CORPORATE BONDS & NOTES 2.1%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	1,300	1,813
Barclays Bank PLC
2.250% due 05/10/2017		$1,000	1,032
LBG Capital PLC
8.500% due 12/17/2021 (d)		3,400	3,641
Lloyds Bank PLC
11.875% due 12/16/2021	EUR	750	1,289
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,455
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	103
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		900	918

			10,251

MORTGAGE-BACKED SECURITIES 3.5%
Eurosail PLC
0.644% due 03/13/2045	GBP	399	657
0.683% due 06/10/2044		223	357
Fosse Master Issuer PLC
2.617% due 10/18/2054		1,100	1,853
Granite Mortgages PLC
0.844% due 06/20/2044		510	837
Hercules Eclipse PLC
0.755% due 10/25/2018		1,507	2,362
Lanark Master Issuer PLC
1.638% due 12/22/2054		$856	870
Leek Finance Ltd.
0.506% due 09/21/2038		2,716	2,789
Newgate Funding PLC
1.525% due 12/15/2050	GBP	800	1,239
1.775% due 12/15/2050		400	568
Opera Finance PLC
0.720% due 02/02/2017		1,109	1,832
ResLoc U.K. PLC
0.685% due 12/15/2043		2,408	3,582

			16,946

SOVEREIGN ISSUES 2.6%
United Kingdom Gilt
3.250% due 01/22/2044		3,000	4,596
4.250% due 06/07/2032		500	911
4.250% due 03/07/2036		200	365
4.250% due 12/07/2040		900	1,651
4.500% due 09/07/2034		700	1,318
4.500% due 12/07/2042		1,100	2,111
4.750% due 12/07/2038		300	591
6.000% due 12/07/2028		500	1,079

			12,622

Total United Kingdom (Cost $39,806)			42,227

UNITED STATES 20.3%
ASSET-BACKED SECURITIES 3.1%
AFC Home Equity Loan Trust
0.875% due 12/22/2027	$2	2
Amortizing Residential Collateral Trust
0.865% due 10/25/2031	9	8
Amresco Residential Securities Mortgage Loan Trust
1.105% due 06/25/2029	9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.525% due 10/25/2035	2,000	1,808
Bear Stearns Asset-Backed Securities Trust
0.445% due 04/25/2036	3,500	3,225
0.825% due 10/25/2032	3	3
Countrywide Asset-Backed Certificates
0.345% due 09/25/2036	95	92
Credit Suisse First Boston Mortgage Securities Corp.
0.785% due 01/25/2032	7	6
EMC Mortgage Loan Trust
0.615% due 05/25/2043	703	650
First Alliance Mortgage Loan Trust
0.168% due 12/20/2027	22	21
GSAMP Trust
1.035% due 11/25/2034	1,000	921
Home Equity Asset Trust
0.350% due 07/25/2037	1,911	1,760
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	136	27
JPMorgan Mortgage Acquisition Trust
0.225% due 03/25/2047	78	75
Long Beach Mortgage Loan Trust
0.635% due 08/25/2035	148	144
MASTR Specialized Loan Trust
0.535% due 01/25/2037	1,697	963
Merrill Lynch Mortgage Investors Trust
0.645% due 05/25/2036	100	84
Mid-State Trust
8.330% due 04/01/2030	126	131
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,805	1,714
Renaissance Home Equity Loan Trust
0.665% due 12/25/2033	20	19
Residential Asset Mortgage Products Trust
0.725% due 06/25/2032	6	5
Residential Asset Securities Corp. Trust
0.665% due 07/25/2032 ^	14	12
0.960% due 01/25/2035	288	270
SLC Student Loan Trust
0.693% due 06/15/2017	86	86
SLM Student Loan Trust
1.738% due 04/25/2023	981	1,012
Specialty Underwriting & Residential Finance Trust
0.315% due 06/25/2037	731	466
0.665% due 06/25/2036	700	656
Structured Asset Investment Loan Trust
1.065% due 09/25/2034	1,100	1,049
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.565% due 05/25/2034	8	8

		15,225

CORPORATE BONDS & NOTES 1.8%
Ally Financial, Inc.
4.625% due 06/26/2015	1,100	1,148
Boston Scientific Corp.
6.400% due 06/15/2016	300	335
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018	446	509
CIT Group, Inc.
5.250% due 04/01/2014	600	607
Citigroup, Inc.
5.500% due 10/15/2014	157	163
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	331	359
Health Care REIT, Inc.
5.875% due 05/15/2015	400	426
International Lease Finance Corp.
5.650% due 06/01/2014	1,500	1,530
6.500% due 09/01/2014	800	830

6.750% due 09/01/2016		600	672
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		700	153
Lennar Corp.
5.600% due 05/31/2015		500	527
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		56	61
Masco Corp.
5.850% due 03/15/2017		1,000	1,102
6.125% due 10/03/2016		300	337
Merrill Lynch & Co., Inc.
0.517% due 08/25/2014	EUR	100	138

			8,897

MORTGAGE-BACKED SECURITIES 4.5%
American General Mortgage Loan Trust
5.150% due 03/25/2058		$151	152
American Home Mortgage Assets Trust
0.355% due 05/25/2046		343	253
American Home Mortgage Investment Trust
0.405% due 05/25/2047 ^		19	0
Banc of America Mortgage Trust
2.794% due 06/25/2035		443	416
BCAP LLC Trust
0.905% due 01/26/2047		75	65
5.250% due 08/26/2037		134	136
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		144	144
2.523% due 10/25/2033		19	19
2.548% due 08/25/2033		16	16
2.730% due 05/25/2034		18	17
2.793% due 03/25/2035		19	19
2.817% due 05/25/2034		37	36
2.832% due 09/25/2034		209	197
2.861% due 05/25/2047 ^		432	364
3.082% due 11/25/2034		14	14
Bear Stearns Alt-A Trust
0.325% due 02/25/2034		93	87
2.550% due 11/25/2035 ^		701	543
2.649% due 05/25/2035		26	26
2.801% due 08/25/2036 ^		246	174
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036		174	133
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035		72	71
2.845% due 09/25/2037 ^		418	346
Commercial Mortgage Trust
1.800% due 01/10/2046 (a)		4,940	475
Countrywide Alternative Loan Trust
0.347% due 02/20/2047		443	294
0.377% due 07/20/2046 ^		353	213
0.445% due 02/25/2037		503	382
0.515% due 05/25/2037 ^		256	170
1.485% due 11/25/2035		76	58
2.025% due 11/25/2035		25	20
2.820% due 02/25/2037 ^		118	102
5.250% due 06/25/2035 ^		38	33
5.350% due 11/25/2035 ^		361	277
6.250% due 08/25/2037 ^		50	40
6.500% due 06/25/2036 ^		105	78
Countrywide Home Loan Mortgage Pass-Through Trust
0.365% due 04/25/2046		551	460
0.505% due 06/25/2035		251	219
0.925% due 09/25/2034		60	57
2.520% due 04/20/2035		11	11
2.668% due 08/25/2034		136	127
2.826% due 08/25/2034		15	13
Credit Suisse First Boston Mortgage Securities Corp.
2.438% due 08/25/2033		30	30
6.500% due 04/25/2033		6	7
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037 ^		237	144
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)		900	16
1.382% due 11/10/2046 (a)		2,375	87
Deutsche ALT-A Securities, Inc.
0.305% due 07/25/2047		1,225	1,060
Extended Stay America Trust
1.079% due 12/05/2031 (a)		4,000	93
Greenpoint Mortgage Funding Trust
0.435% due 11/25/2045		13	10
GS Mortgage Securities Trust
1.766% due 02/10/2046 (a)		2,962	317
2.389% due 11/10/2045 (a)		2,466	326

GSR Mortgage Loan Trust
1.860% due 03/25/2033	15	14
2.457% due 06/25/2034	37	37
2.765% due 01/25/2035	103	103
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
0.507% due 06/20/2035	41	39
0.993% due 12/19/2036 ^	163	129
2.530% due 05/19/2033	65	64
Impac CMB Trust
0.885% due 10/25/2034	1,217	1,040
1.165% due 07/25/2033	12	11
IndyMac Mortgage Loan Trust
4.644% due 09/25/2035	167	148
JPMorgan Mortgage Trust
1.990% due 11/25/2033	16	16
5.067% due 10/25/2035	73	74
MASTR Alternative Loan Trust
0.565% due 03/25/2036	60	14
Merrill Lynch Mortgage Investors Trust
0.415% due 08/25/2036	57	53
2.137% due 02/25/2036	298	285
2.229% due 02/25/2033	20	19
2.480% due 02/25/2036	114	107
2.959% due 05/25/2033	34	35
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	383	294
Residential Accredit Loans, Inc. Trust
0.315% due 02/25/2047	506	288
0.345% due 06/25/2046	485	227
1.643% due 08/25/2035	552	479
Residential Asset Securitization Trust
0.565% due 01/25/2046 ^	101	54
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	3	3
Royal Bank of Scotland Capital Funding Trust
6.007% due 12/16/2049	200	219
Sequoia Mortgage Trust
0.367% due 07/20/2036	708	642
0.517% due 07/20/2033	100	98
Structured Adjustable Rate Mortgage Loan Trust
2.495% due 04/25/2034	59	59
2.557% due 09/25/2035	695	665
2.906% due 02/25/2034	23	23
Structured Asset Mortgage Investments Trust
0.375% due 05/25/2046	118	93
0.385% due 05/25/2036	283	208
0.385% due 09/25/2047	500	380
0.746% due 07/19/2034	26	26
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	349	227
Thornburg Mortgage Securities Trust
1.415% due 06/25/2047	86	75
5.750% due 06/25/2037	730	741
5.750% due 06/25/2047	207	194
5.800% due 06/25/2037	575	490
6.102% due 09/25/2037	350	365
WaMu Mortgage Pass-Through Certificates
0.455% due 07/25/2045	1,449	1,365
0.475% due 01/25/2045	58	55
1.340% due 05/25/2041	5	5
2.086% due 12/25/2036 ^	1,277	1,087
2.207% due 02/27/2034	46	46
2.363% due 12/25/2035	803	738
2.411% due 08/25/2035	160	160
2.454% due 06/25/2033	17	17
Washington Mutual MSC Mortgage Pass-Through Certificates
1.079% due 07/25/2046 ^	86	49
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	333	300
Wells Fargo Mortgage-Backed Securities Trust
2.633% due 04/25/2036	289	284
2.634% due 06/25/2035	581	593
6.000% due 07/25/2036	356	346
WFRBS Commercial Mortgage Trust
1.514% due 03/15/2045 (a)	7,350	607

		22,038

	SHARES
PREFERRED SECURITIES 0.3%
DG Funding Trust
0.554% due 01/30/2014 (d)	172	1,218
SLM Corp. CPI Linked Security
3.235% due 01/16/2018	1,800	42

		1,260

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 3.5%
Fannie Mae
0.265% due 01/25/2021		$14	14
0.365% due 10/27/2037		1,000	993
0.665% due 12/25/2040		563	562
0.765% due 11/25/2020		1,121	1,127
2.006% due 12/01/2034		76	79
2.485% due 11/01/2034		148	158
2.580% due 11/01/2015		2,342	2,346
4.295% due 06/01/2021		3,180	3,482
6.000% due 04/25/2043 - 07/25/2044		217	243
6.500% due 11/25/2042		173	197
Freddie Mac
0.617% due 12/15/2031		1	1
0.767% due 12/15/2037		140	141
1.053% due 11/25/2022 (a)		3,392	243
1.344% due 10/25/2044		199	202
Ginnie Mae
0.767% due 02/16/2030		31	31
0.817% due 02/16/2030		28	28
1.625% due 11/20/2021 - 06/20/2030		74	76
2.000% due 07/20/2022 - 05/20/2030		45	48
6.000% due 08/20/2034		874	981
NCUA Guaranteed Notes
0.539% due 11/06/2017		3,197	3,201
0.729% due 12/08/2020		1,284	1,296
Small Business Administration
5.600% due 09/01/2028		529	590
Tennessee Valley Authority
5.880% due 04/01/2036		637	738

			16,777

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Bonds
2.750% due 11/15/2042		700	551
3.125% due 11/15/2041		1,400	1,205
3.625% due 08/15/2043		2,900	2,728
3.750% due 08/15/2041		200	194
3.750% due 11/15/2043		1,800	1,733
5.250% due 02/15/2029		4,900	5,885
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022		102	97
0.125% due 01/15/2023		2,024	1,911
1.375% due 01/15/2020		216	232
1.750% due 01/15/2028		1,784	1,909
2.375% due 01/15/2027		347	400
2.500% due 01/15/2029		653	766
3.875% due 04/15/2029		994	1,363
U.S. Treasury Notes
1.500% due 08/31/2018 (h)		6,000	5,967
1.625% due 08/15/2022		100	91
1.750% due 10/31/2020		800	767
2.000% due 11/30/2020		1,500	1,458
2.500% due 08/15/2023 (h)		7,600	7,286

			34,543

Total United States (Cost $98,291)			98,740

SHORT-TERM INSTRUMENTS 13.2%
COMMERCIAL PAPER 0.8%
Vodafone Group PLC
0.720% due 01/28/2014		$4,000	3,998

REPURCHASE AGREEMENTS (e) 0.1%			480

MEXICO TREASURY BILLS 12.3%
3.864% due 03/06/2014 - 04/03/2014 (b)	MXN	782,000	59,456

U.S. TREASURY BILLS 0.0%
0.099% due 10/16/2014 (h)	$41	41

Total Short-Term Instruments (Cost $64,223)		63,975

Total Investments in Securities (Cost $467,245)		472,190

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio	1,572,785	15,736

Total Short-Term Instruments (Cost $15,736)		15,736

Total Investments in Affiliates (Cost $15,736)		15,736

Total Investments 100.7% (Cost $482,980)		$487,926
Financial Derivative Instruments (f)(g) (0.2%) (Cost or Premiums, net $(361))		(944)
Other Assets and Liabilities, net (0.5%)		(2,281)

Net Assets 100.0%		$484,701

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$480	Freddie Mac 2.100% due 10/17/2022	$(493)	$480	$480

Total Repurchase Agreements						$(493)	$480	$480

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.489%	11/14/2013	02/20/2014	GBP	(1,308)	$(2,137)
MYI	0.549%	11/14/2013	02/20/2014		(813)	(1,354)
	0.559%	11/14/2013	02/20/2014		(753)	(1,232)
	0.560%	11/14/2013	02/20/2014		(1,024)	(1,674)

Total Sale-Buyback Transactions						$(6,397)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $14,483 at a weighted average interest rate of 0.353%.
(3)	Payable for sale-buyback transactions includes $27 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	01/01/2044	$5,000	$(5,181)	$(5,149)
Fannie Mae	4.000%	02/01/2044	13,000	(13,382)	(13,345)

				$(18,563)	$(18,494)

Total Short Sales				$(18,563)	$(18,494)

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options On Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.000	01/24/2014	26	$(12)	$(5)
Call - CBOT U.S. Treasury 10-Year Note February Futures	124.500	01/24/2014	35	(10)	(3)

				$(22)	$(8)

Total Written Options				$(22)	$(8)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	63	$(8)	$3	$(6)
3-Month Euribor September Futures	Long	09/2014	79	(6)	3	(7)
90-Day Eurodollar December Futures	Long	12/2014	236	(11)	0	(6)
90-Day Eurodollar June Futures	Long	06/2014	149	2	0	0
90-Day Eurodollar June Futures	Long	06/2015	10	4	0	0
90-Day Eurodollar March Futures	Long	03/2015	28	(4)	0	(1)
90-Day Eurodollar September Futures	Long	09/2014	341	(4)	0	(4)
Australia Government 3-Year Bond March Futures	Long	03/2014	389	87	42	0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	61	(5)	4	(2)
Canada Government 10-Year Bond March Futures	Short	03/2014	91	60	27	(37)
Euro-BTP Italy Government Bond March Futures	Long	03/2014	72	34	94	0
Euro-Bund 10-Year Bond March Futures	Short	03/2014	88	98	0	(23)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	61	34	1	(2)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	137	(94)	0	(24)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	608	46	80	(44)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2014	90	(5)	4	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	328	(39)	34	(17)
United Kingdom Government 10-Year Gilt March Futures	Short	03/2014	193	574	0	(144)

Total Futures Contracts				$763	$292	$(319)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		$19,900	$(1,267)	$(155)	$0	$(72)
Pay	6-Month EUR-EURIBOR	2.250%	03/19/2024	EUR	4,500	16	0	14	0
Pay	6-Month GBP-LIBOR	3.000%	03/19/2024	GBP	3,200	(32)	(98)	26	0
Receive	6-Month GBP-LIBOR	3.500%	03/19/2044		3,200	(38)	28	0	(45)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	740,000	(205)	(176)	0	(42)

						$(1,526)	$(401)	$40	$(159)

Total Swap Agreements						$(1,526)	$(401)	$40	$(159)

Cash of $4,055 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	AUD	1,890		$1,715	$27	$0
	01/2014	GBP	2,891		4,724	0	(63)
	01/2014		$14,904	AUD	16,816	109	0
	01/2014		2,506	EUR	1,850	40	0
	01/2014		21,927	JPY	2,263,169	0	(436)
	02/2014	AUD	16,816		$14,875	0	(109)
	02/2014	JPY	2,500,469		24,306	559	0
	03/2014	MXN	5,854		459	12	0
	09/2015		$40	CNY	246	0	0
BPS	01/2014	AUD	1,759		$1,601	31	0
	01/2014	BRL	4		2	0	0
	01/2014	JPY	247,200		2,452	104	0
	01/2014		$2	BRL	4	0	0
	01/2014		103,101	EUR	74,983	52	0
	01/2014		5,052	GBP	3,090	65	0
	02/2014	DKK	600		$111	0	0
	02/2014	EUR	74,983		103,099	0	(53)
	02/2014		$7,513	AUD	8,333	0	(88)
	02/2014		821	NOK	5,065	13	0
	03/2014		310	MXN	4,055	0	(1)
BRC	01/2014	AUD	10,649		$9,726	219	0
	01/2014	EUR	261		355	0	(4)
	01/2014	NZD	23,182		18,983	0	(82)
	01/2014		$24,051	GBP	14,774	413	0
	01/2014	ZAR	2,476		$242	6	0
	02/2014	GBP	14,774		24,046	0	(413)
	02/2014	JPY	32,600		317	7	0
	02/2014		$892	JPY	91,900	0	(19)
	04/2014		200	CNY	1,217	0	(1)
	09/2015		371		2,246	0	(5)
CBK	01/2014	AUD	757		$682	6	0
	01/2014	EUR	905		1,232	0	(13)
	01/2014	JPY	198,710		1,947	60	0
	01/2014		$2,558	CAD	2,695	0	(21)
	01/2014		48,377	EUR	35,151	15	(34)
	02/2014	EUR	34,361		$47,304	34	0
	02/2014		$1,901	AUD	2,141	7	0
	02/2014		995	EUR	725	2	0
	04/2014	MXN	22,431		$1,722	16	0
	04/2014		$453	CNY	2,759	0	(2)
	09/2015		1,575		9,516	0	(28)
DUB	01/2014	BRL	2,323		$1,026	41	0
	01/2014		$992	BRL	2,323	0	(7)
	01/2014	ZAR	817		$80	3	0
	02/2014	EUR	884		1,206	0	(10)
	02/2014		$4,346	EUR	3,161	2	0
	03/2014	CAD	5,073		$4,760	0	(7)
	06/2014	MXN	187,572		14,195	17	0
FBF	01/2014	EUR	20,542		27,782	0	(477)
	01/2014	GBP	18,624		30,160	0	(680)
	01/2014	JPY	156,157		1,522	39	0
GLM	01/2014		$3,500	JPY	362,250	0	(60)
	01/2014		92	RUB	3,019	0	0
	03/2014	MXN	600,494		$45,362	35	(400)
GST	04/2014		$174	CNY	1,060	0	(1)
HUS	01/2014	DKK	600		$109	0	(1)
	01/2014	JPY	1,256,400		12,318	388	0
	01/2014		$731	EUR	533	2	0
	01/2014		7,054	GBP	4,354	156	0
	02/2014	AUD	4,478		$3,959	0	(31)
	02/2014	JPY	3,711,256		37,104	1,856	0
	02/2014		$506	NOK	3,090	2	0
	04/2014	DKK	9,760		$1,809	8	0
	04/2014	MXN	137,258		10,551	114	0
	04/2014		$134	CNY	815	0	(1)
JPM	01/2014	AUD	1,196		$1,090	23	0
	01/2014	BRL	456		195	1	0
	01/2014	EUR	88,383		118,930	0	(2,659)
	01/2014	GBP	703		1,145	0	(19)
	01/2014	JPY	167,400		1,632	42	0
	01/2014	RUB	3,048		93	0	0
	01/2014		$205	BRL	456	0	(12)
	02/2014	AUD	1,113		$992	0	0
	02/2014	JPY	1,930,400		18,917	584	0
	02/2014		$19,341	JPY	1,995,700	0	(387)
	02/2014		913	NOK	5,650	17	0
	04/2014		283	CNY	1,724	0	(1)
	09/2015		465		2,810	0	(8)
MSC	01/2014	BRL	1,849		$789	6	0
	01/2014		$784	BRL	1,849	0	0
	02/2014	JPY	58,800		$587	28	0
	03/2014	MXN	54,345		4,114	0	(27)
	09/2015		$40	CNY	246	0	0
RBC	01/2014	CAD	4,054		$3,823	10	(3)
	01/2014	JPY	298,200		2,957	126	0
	02/2014	CAD	1,197		1,123	0	(2)
RYL	04/2014		$289	CNY	1,764	0	0
SCX	01/2014	CNY	25,029		$4,056	0	(67)
UAG	01/2014	AUD	565		515	10	0
	01/2014	DKK	560		100	0	(3)
	01/2014		$4,097	CNY	25,029	26	0
	01/2014		18,921	NZD	23,182	145	0
	02/2014	EUR	832		$1,138	0	(7)
	02/2014	JPY	1,391,500		13,513	299	0
	02/2014	NZD	23,182		18,882	0	(145)
	02/2014	SEK	10,125		1,530	0	(44)
	04/2014	CNY	25,029		4,094	0	(2)
	04/2014		$267	CNY	1,625	0	(1)
WST	01/2014	EUR	2,426		$3,264	0	(73)
	02/2014		$1,195	CAD	1,273	3	0

Total Forward Foreign Currency Contracts						$5,780	$(6,507)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$3,000	$242	$501
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	2,100	174	350

							$416	$851

Total Purchased Options							$416	$851

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$13,000	$(247)	$(526)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		8,800	(166)	(356)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	6,300	(12)	(9)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		6,300	(13)	(2)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		$20,300	(44)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		20,300	(106)	(29)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	7,400	(14)	(11)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,400	(14)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$8,800	(28)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014		4,700	(17)	0

								$(661)	$(936)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.500	01/10/2014	$3,100	$(11)	$(13)
DUB	Put - OTC USD versus JPY		103.000	01/23/2014	2,500	(15)	(7)

						$(26)	$(20)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$500	$(7)	$0
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	600	(6)	(1)

						$(13)	$(1)

Total Written Options						$(700)	$(957)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.990%	)	09/20/2015	0.124%	$138	$0	$(2)	$0	$(2)
BPS	Lennar Corp.	(5.000%	)	06/20/2015	0.480%	500	(15)	(19)	0	(34)
BRC	British Sky Broadcasting Group PLC	(0.700%	)	12/20/2018	0.498%	800	0	(8)	0	(8)
	Health Care REIT, Inc.	(2.930%	)	06/20/2015	0.244%	400	0	(16)	0	(16)
CBK	Pearson Dollar Finance PLC	(0.690%	)	06/20/2018	0.417%	275	0	(3)	0	(3)
DUB	Masco Corp.	(5.000%	)	12/20/2016	0.589%	300	(42)	2	0	(40)
	Masco Corp.	(5.000%	)	03/20/2017	0.637%	1,000	(141)	0	0	(141)
	Tate & Lyle International Finance PLC	(0.510%	)	12/20/2014	0.081%	100	0	0	0	0
RYL	Burlington Northern Santa Fe LLC	(0.510%	)	03/20/2018	0.105%	446	0	(8)	0	(8)
	Cleveland Electric Illuminating Co.	(0.940%	)	06/20/2017	1.011%	637	0	1	1	0
SOG	Pearson Dollar Finance PLC	(1.040%	)	06/20/2018	0.417%	1,000	0	(28)	0	(28)

							$(198)	$(81)	$1	$(280)

Credit Default Swaps On Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	Japan Government International Bond	1.000%	06/20/2018	0.326%	$4,200	$80	$46	$126	$0
GST	Japan Government International Bond	1.000%	06/20/2018	0.326%	4,200	77	49	126	0
MYC	Japan Government International Bond	1.000%	06/20/2018	0.326%	1,900	34	23	57	0

						$191	$118	$309	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN	7,000	$0	$3	$3	$0
	Pay	28-Day MXN-TIIE	5.510%	09/11/2018		12,100	0	4	4	0
BRC	Pay	28-Day MXN-TIIE	5.520%	09/11/2018		5,500	0	2	2	0
HUS	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		28,300	(40)	12	0	(28)
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		7	0	0	0	0
MYC	Pay	28-Day MXN-TIIE	6.590%	12/08/2015		8,800	(9)	41	32	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		300	0	0	0	0

							$(49)	$62	$41	$(28)

Total Swap Agreements							$(56)	$99	$351	$(308)

(h)	Securities with an aggregate market value of $4,316 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$5,305	$0	$5,305
Mortgage-Backed Securities	0	720	0	720
Sovereign Issues	0	559	0	559
Canada
Corporate Bonds & Notes	0	2,051	0	2,051
Sovereign Issues	0	6,420	0	6,420
Cayman Islands
Asset-Backed Securities	0	1,884	0	1,884
Denmark
Corporate Bonds & Notes	0	1,921	0	1,921
France
Corporate Bonds & Notes	0	11,010	0	11,010
Sovereign Issues	0	44,851	0	44,851
Germany
Corporate Bonds & Notes	0	4,253	0	4,253
Sovereign Issues	0	834	0	834
Ireland
Asset-Backed Securities	0	853	0	853
Corporate Bonds & Notes	0	3,965	0	3,965
Mortgage-Backed Securities	0	1,136	0	1,136
Italy
Asset-Backed Securities	0	1,246	0	1,246
Corporate Bonds & Notes	0	1,717	0	1,717
Mortgage-Backed Securities	0	2,880	0	2,880
Sovereign Issues	0	26,530	0	26,530
Japan
Sovereign Issues	0	41,096	0	41,096
Luxembourg
Corporate Bonds & Notes	0	808	0	808
Mexico
Sovereign Issues	0	16,362	0	16,362
Netherlands
Asset-Backed Securities	0	731	0	731
New Zealand
Corporate Bonds & Notes	0	407	0	407
Sovereign Issues	0	17,924	0	17,924
Norway
Corporate Bonds & Notes	0	2,913	0	2,913
Sovereign Issues	0	2,420	0	2,420
Slovenia
Sovereign Issues	0	3,713	0	3,713
Spain
Corporate Bonds & Notes	0	4,053	0	4,053
Sovereign Issues	0	46,860	0	46,860
Supranational
Corporate Bonds & Notes	0	8,762	0	8,762
Sweden
Corporate Bonds & Notes	0	2,419	0	2,419
Sovereign Issues	0	645	0	645
United Kingdom
Bank Loan Obligations	0	2,408	0	2,408
Corporate Bonds & Notes	0	10,251	0	10,251
Mortgage-Backed Securities	0	16,946	0	16,946
Sovereign Issues	0	12,622	0	12,622
United States
Asset-Backed Securities	0	15,225	0	15,225
Corporate Bonds & Notes	0	8,897	0	8,897
Mortgage-Backed Securities	0	21,973	65	22,038
Preferred Securities	0	42	1,218	1,260
U.S. Government Agencies	0	12,280	4,497	16,777
U.S. Treasury Obligations	0	34,543	0	34,543
Short-Term Instruments
Commercial Paper	0	3,998	0	3,998
Repurchase Agreements	0	480	0	480
Mexico Treasury Bills	0	59,456	0	59,456
U.S. Treasury Bills	0	41	0	41
	$0	$466,410	$5,780	$472,190
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,736	$0	$0	$15,736

Total Investments	$15,736	$466,410	$5,780	$487,926
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,494)	$0	$(18,494)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	292	40	0	332
Over the counter	0	6,982	0	6,982
	$292	$7,022	$0	$7,314

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(319)	(167)	0	(486)
Over the counter	0	(7,771)	(1)	(7,772)

	$(319)	$(7,938)	$(1)	$(8,258)

Totals	$15,709	$447,000	$5,779	$468,488

Assets and liabilities valued at $42 transferred from Level 1 to Level 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities	$177	$0	$(134)	$0	$0	$0	$0	$(43)	$0	$0
United States
Mortgage-Backed Securities	69	0	(7)	0	2	1	0	0	65	2
Preferred Securities	1,250	0	0	0	0	(32)	0	0	1,218	(32)
U.S. Government Agencies	5,230	0	(728)	0	0	(5)	0	0	4,497	(2)

	$6,726	$0	$(869)	$0	$2	$(36)	$0	$(43)	$5,780	$(32)

Financial Derivative Instruments - Liabilities
Over the counter	$(2)	$0	$0	$0	$0	$1	$0	$0	$(1)	$1

Totals	$6,724	$0	$(869)	$0	$2	$(35)	$0	$(43)	$5,779	$(31)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
Mortgage-Backed Securities	$65	Third Party Vendor	Broker Quote	86.67
Preferred Securities	1,218	Benchmark Pricing	Base Price	$ 7,081.90
U.S. Government Agencies	4,497	Third Party Vendor	Broker Quote	100.13 - 101.04

Financial Derivative Instruments - Liabilities
Over the counter	(1)	Indicative Market Quotation	Broker Quote	0.09 - 0.10

Total	$5,779

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 38.4%
CORPORATE BONDS & NOTES 2.4%
BANKING & FINANCE 1.5%
Ally Financial, Inc.
2.750% due 01/30/2017		$100	$101
3.500% due 07/18/2016		100	103
4.750% due 09/10/2018		100	105
5.500% due 02/15/2017		200	218
Banco Santander Brasil S.A.
2.343% due 03/18/2014		7,200	7,201
Barclays Bank PLC
7.625% due 11/21/2022		5,900	6,298
Credit Suisse AG
6.500% due 08/08/2023		5,900	6,291
International Lease Finance Corp.
4.875% due 04/01/2015		100	105
KBC Bank NV
8.000% due 01/25/2023		5,800	6,423
Rabobank Group
6.875% due 03/19/2020	EUR	4,100	6,407
SLM Corp.
6.250% due 01/25/2016		$100	108

			33,360

INDUSTRIALS 0.7%
Jones Group, Inc.
5.125% due 11/15/2014		8,200	8,446
MGM Resorts International
7.500% due 06/01/2016		100	113
New York Times Co.
5.000% due 03/15/2015		6,000	6,285
Time Warner Cable, Inc.
5.850% due 05/01/2017		200	218

			15,062

UTILITIES 0.2%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	4,100	5,673

Total Corporate Bonds & Notes (Cost $53,174)			54,095

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
0.715% due 09/25/2041		$10,019	10,136
2.440% due 08/01/2022		391	372
2.850% due 06/01/2022		600	585
2.920% due 06/01/2022		1,900	1,843
3.000% due 01/01/2022		1,283	1,277
4.000% due 10/01/2040		18	18
Freddie Mac
0.717% due 07/15/2041		2,922	2,931

Total U.S. Government Agencies (Cost $17,278)			17,162

U.S. TREASURY OBLIGATIONS 19.4%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043		36,823	28,303
0.750% due 02/15/2042		127,923	102,823
U.S. Treasury Notes
0.125% due 07/31/2014		300	300
0.250% due 01/31/2014		200	200
0.250% due 05/31/2014		3,400	3,403
0.250% due 06/30/2014		200	200
0.250% due 08/31/2014		8,900	8,908
0.250% due 09/15/2014		17,600	17,616
0.250% due 09/30/2014		1,100	1,101
0.250% due 10/31/2014		5,483	5,488
0.250% due 11/30/2014		100	100
0.250% due 01/15/2015		6,300	6,305
0.500% due 08/15/2014		300	301
0.500% due 10/15/2014		5,872	5,889
0.625% due 07/15/2014		400	401
0.750% due 06/15/2014		600	602

1.000% due 01/15/2014		2,000	2,001
1.000% due 05/15/2014		300	301
2.000% due 02/15/2023 (f)(h)(j)		274,200	253,935
2.250% due 05/31/2014		1,100	1,110

Total U.S. Treasury Obligations (Cost $491,730)			439,287

MORTGAGE-BACKED SECURITIES 0.5%
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035		305	305
2.250% due 08/25/2035		103	103
2.581% due 08/25/2033		338	342
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		600	675
Citigroup Mortgage Loan Trust, Inc.
2.550% due 10/25/2035		894	868
Countrywide Alternative Loan Trust
0.497% due 11/20/2035		1,814	1,395
1.128% due 02/25/2036		352	296
Countrywide Home Loan Mortgage Pass-Through Trust
0.485% due 03/25/2035		221	190
2.604% due 09/20/2036 ^		229	163
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,137	1,264
Merrill Lynch Floating Trust
0.706% due 07/09/2021		2,093	2,089
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		624	493
Structured Adjustable Rate Mortgage Loan Trust
2.487% due 01/25/2035		65	60
Structured Asset Mortgage Investments Trust
0.416% due 07/19/2035		122	118
WaMu Mortgage Pass-Through Certificates
0.839% due 02/25/2047		389	310
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 09/25/2036		2,598	2,378
2.628% due 03/25/2036		1,085	1,085

Total Mortgage-Backed Securities (Cost $10,749)			12,134

ASSET-BACKED SECURITIES 0.2%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		28	27
7.001% due 09/20/2022		1,300	1,298
Mid-State Trust
8.330% due 04/01/2030		310	322
SLC Student Loan Trust
4.750% due 06/15/2033		1,295	1,175
SLM Student Loan Trust
0.443% due 12/17/2018		44	44
Wood Street CLO BV
0.544% due 11/22/2021	EUR	690	936

Total Asset-Backed Securities (Cost $3,761)			3,802

SOVEREIGN ISSUES 0.8%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	13,868	5,878
Mexico Government International Bond
4.500% due 11/22/2035 (c)	MXN	64,161	5,419
New Zealand Government Bond
5.500% due 04/15/2023	NZD	650	566
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		9,450	7,289

Total Sovereign Issues (Cost $22,343)			19,152

COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
SFX Entertainment, Inc. (a)		23,989	288

Total Common Stocks (Cost $312)			288

EXCHANGE-TRADED FUNDS 12.3%
iShares China Large Cap Index Fund		2,587,332	99,224
SPDR Gold Shares		539,019	62,618
Vanguard FTSE Emerging Markets ETF		2,854,916	117,451

Total Exchange-Traded Funds (Cost $303,037)			279,293

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.0%
CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.000% due 03/27/2014	$11,400	11,384

REPURCHASE AGREEMENTS (e) 0.6%		14,524

SHORT-TERM NOTES 0.4%
Federal Home Loan Bank
0.076% due 03/28/2014	2,500	2,500
0.104% due 05/07/2014	2,600	2,599
0.183% due 05/01/2014	300	300
Freddie Mac
0.101% due 07/01/2014	1,000	1,000
0.115% due 07/01/2014	500	500
0.122% due 07/01/2014	1,500	1,499
0.162% due 02/04/2014	300	300

		8,698

U.S. TREASURY BILLS 0.5%
0.082% due 01/09/2014 - 12/11/2014 (b)(f)(j)	10,740	10,737

Total Short-Term Instruments (Cost $45,323)		45,343

Total Investments in Securities (Cost $947,707)		870,556

	SHARES
INVESTMENTS IN AFFILIATES 62.2%
MUTUAL FUNDS (d) 56.7%
PIMCO Emerging Local Bond Fund	10,259,452	95,721
PIMCO Emerging Markets Corporate Bond Fund	4,397,189	49,644
PIMCO EqS® Dividend Fund	14,506,189	178,281
PIMCO EqS® Emerging Markets Fund	18,140,929	159,640
PIMCO EqS® Long/Short Fund	2,115,334	25,257
PIMCO EqS Pathfinder Fund®	10,562,384	126,432
PIMCO Income Fund	28,960,870	355,060
PIMCO Investment Grade Corporate Bond Fund	4,944,371	50,630
PIMCO Mortgage Opportunities Fund	2,279,923	24,942
PIMCO RealEstateRealReturn Strategy Fund	3,216,163	12,318
PIMCO StocksPLUS® Fund	3,877,720	37,963
PIMCO Total Return Fund	3,164,038	33,824
PIMCO Unconstrained Bond Fund	12,339,263	136,966

Total Mutual Funds (Cost $1,224,317)		1,286,678

EXCHANGE-TRADED FUNDS 1.1%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	239,000	25,420

Total Exchange-Traded Funds (Cost $25,411)		25,420

SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio	9,976,769	99,818

Total Short-Term Instruments (Cost $99,818)		99,818

Total Investments in Affiliates (Cost $1,349,546)		1,411,916

Total Investments 100.6% (Cost $2,297,253)		$2,282,472
Financial Derivative Instruments (g)(i) 1.8% (Cost or Premiums, net $43,721)		40,210
Other Assets and Liabilities, net (2.4%)		(53,484)

Net Assets 100.0%		$2,269,198

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.050%	12/31/2013	01/02/2014	$3,500	Freddie Mac 2.255% due 12/05/2022	$(3,593)	$3,500	$3,500
	0.060%	12/31/2013	01/02/2014	10,000	U.S. Treasury Notes 0.750% due 06/30/2017	(10,175)	10,000	10,000
SSB	0.000%	12/31/2013	01/02/2014	1,024	Freddie Mac 2.080% due 10/17/2022	(1,050)	1,024	1,024

Total Repurchase Agreements						$(14,818)	$14,524	$14,524

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
RDR	0.160%	12/18/2013	01/14/2014	$(98,540)	$(98,547)

Total Reverse Repurchase Agreements					$(98,547)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.200%	12/19/2013	01/09/2014	$(17,216)	$(17,225)
FOB	0.070%	01/02/2014	01/07/2014	(3,837)	(3,837)

Total Sale-Buyback Transactions					$(21,062)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $657,685 at a weighted average interest rate of 0.073%.
(3)	Payable for sale-buyback transactions includes $8 of deferred price drop on sale-buyback transactions.

Short Sales:

Cash of $1 has been pledged as collateral as of December 31, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2044	$1,000	$(995)	$(994)

Total Short Sales				$(995)	$(994)

(f)	Securities with an aggregate market value of $116,966 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,825.000	01/18/2014	404	$801	$1,409

Total Purchased Options				$801	$1,409

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Cocoa March Futures	Long	03/2014	70	$(71)	$0	$(2)
Cocoa May Futures	Long	05/2014	13	(11)	0	0
Copper March Futures	Long	03/2014	62	106	22	0
Corn March Futures	Short	03/2014	69	12	5	0
E-mini S&P 500 Index March Futures	Long	03/2014	1,252	2,063	401	0
Euro-OAT France Government Bond March Futures	Short	03/2014	605	1,356	0	(67)
Gold 100 oz. February Futures	Short	02/2014	73	259	11	0
Hang Seng China Enterprises Index January Futures	Long	01/2014	347	436	168	(219)
Henry Hub Natural Gas February Futures	Long	01/2014	18	(37)	0	(35)
IBEX 35 Index January Futures	Long	01/2014	192	1,562	76	(7)
Live Cattle February Futures	Long	02/2014	71	15	0	(13)
New York Harbor ULSD February Futures	Long	01/2014	30	(10)	12	0
OMX Stockholm 30 Index January Futures	Long	01/2014	651	611	0	(15)
Platinum April Futures	Short	04/2014	127	(6)	0	(42)
RBOB Gasoline February Futures	Long	01/2014	40	(69)	0	(2)
Russell 2000 Mini Index March Futures	Short	03/2014	696	(4,111)	0	(334)
S&P CNX Nifty Index January Futures	Long	01/2014	1,867	(67)	65	0
Silver March Futures	Short	03/2014	53	158	65	0
Soybean March Futures	Long	03/2014	60	(101)	0	(49)
Sugar No. 11 March Futures	Short	02/2014	562	625	0	(19)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	192	(9)	0	(18)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	2,744	(6,081)	0	(472)
U.S. Treasury 30-Year Bond March Futures	Short	03/2014	52	144	24	0
United Kingdom Government 10-Year Gilt March Futures	Long	03/2014	380	(1,575)	302	0
Volatility S&P 500 Index January Futures	Short	01/2014	145	214	0	(7)
Wheat March Futures	Short	03/2014	248	538	0	(59)
WTI Crude January Futures	Long	01/2014	20	9	0	(17)

Total Futures Contracts				$(4,040)	$1,151	$(1,377)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR	37,632	$(5,866)	$(4,093)	$54	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.800%	07/15/2014		$86,700	$(462)	$(162)	$0	$(0)
Receive	3-Month USD-LIBOR	1.200%	07/15/2015		6,100	(104)	(60)	1	0
Pay	3-Month USD-LIBOR	2.500%	12/18/2020		366,000	1,104	(2,666)	0	(1,304)
Pay	3-Month USD-LIBOR	3.000%	03/21/2023		359,100	(22,053)	(14,781)	0	(1,304)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		91,250	7,841	9,067	467	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		154,050	1,028	(891)	869	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		64,050	9,641	8,881	625	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		148,700	11,806	7,048	1,896	0
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		77,350	9,765	5,831	954	0
Pay	6-Month AUD-BBR-BBSW	3.250%	09/11/2015	AUD	38,700	103	91	22	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018		66,600	(693)	(871)	151	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		165,700	(21)	(882)	379	0
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		19,500	(1,297)	(1,161)	52	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		48,300	(2,350)	(2,599)	129	0
Pay	6-Month AUD-BBR-BBSW	3.975%	03/15/2023		1,800	(59)	(59)	5	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		11,680	(360)	(360)	32	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		13,300	(172)	(271)	37	0
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		18,100	(765)	(805)	51	0
Receive	6-Month EUR-EURIBOR	3.000%	09/18/2023	EUR	271,000	1,397	2,429	0	(495)
Pay	6-Month GBP-LIBOR	2.000%	03/19/2019	GBP	151,100	(3,186)	(3,604)	442	0
Receive	6-Month GBP-LIBOR	3.500%	03/19/2044		79,000	(928)	2,670	0	(1,106)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	25,820,000	(2,739)	2,622	820	0

						$7,496	$9,467	$6,932	$(4,209)

Total Swap Agreements						$1,630	$5,374	$6,986	$(4,209)

(h)	Securities with an aggregate market value of $187 and cash of $59,607 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	BRL	19,640		$8,347	$22	$0
	01/2014	EUR	34,535		47,520	10	0
	01/2014	GBP	1,500		2,453	0	(31)
	01/2014	JPY	170,210		1,650	34	0
	01/2014		$1,466	AUD	1,608	0	(31)
	01/2014		8,384	BRL	19,640	0	(59)
	01/2014		4,800	CAD	5,104	5	(1)
	01/2014		15,528	CHF	13,750	0	(113)
	01/2014		1,354	JPY	139,500	0	(30)
	01/2014		6,555	MXN	85,000	0	(52)
	01/2014		1,850	NOK	11,352	20	0
	01/2014		1,106	NZD	1,350	3	0
	01/2014		58,341	TWD	1,726,314	0	(440)
	02/2014		2,200	AUD	2,423	0	(41)
	02/2014		1,082	JPY	108,100	0	(56)
	02/2014		232	SEK	1,530	6	0
	04/2014	PEN	3,911		$1,386	6	0
	04/2014	TWD	1,726,314		58,668	638	0
BPS	01/2014	AUD	3,139		2,863	63	0
	01/2014	BRL	132,912		59,618	3,281	0
	01/2014	COP	19,554,971		10,236	106	0
	01/2014	EUR	1,800		2,473	0	(3)
	01/2014	INR	31,405		507	0	0
	01/2014	THB	611,220		18,894	304	0
	01/2014		$2,001	AUD	2,200	0	(36)
	01/2014		56,737	BRL	132,912	0	(400)
	01/2014		500	INR	31,405	8	0
	01/2014		1,106	NZD	1,350	3	0
	02/2014	JPY	157,617		$1,500	3	0
	03/2014	MXN	108,812		8,304	12	0
BRC	01/2014	BRL	45,992		19,633	139	0
	01/2014	CZK	24,805		1,299	49	0
	01/2014	EUR	3,000		4,020	0	(107)
	01/2014	GBP	2,700		4,432	0	(38)
	01/2014	NZD	9,740		7,976	0	(34)
	01/2014	PHP	382,498		8,768	134	0
	01/2014	TWD	348,206		11,756	77	0
	01/2014		$2,220	AUD	2,500	8	0
	01/2014		19,761	BRL	45,992	30	(296)
	01/2014		27,782	GBP	17,062	471	0
	01/2014		1,650	NOK	10,150	23	0
	02/2014	GBP	13,812		$22,480	0	(386)
	02/2014	JPY	157,616		1,500	3	0
	02/2014		$131	SEK	860	2	0
CBK	01/2014	AUD	26,100		$24,158	873	0
	01/2014	CHF	3,750		4,081	0	(123)
	01/2014	GBP	15,362		25,190	0	(248)
	01/2014	HUF	669,326		3,030	0	(63)
	01/2014	INR	671,110		10,665	0	(159)
	01/2014	TWD	161,357		5,508	96	0
	01/2014		$9,032	AUD	9,944	0	(156)
	01/2014		2,960	CHF	2,625	0	(17)
	01/2014		47,544	EUR	34,535	0	(35)
	01/2014		4,952	GBP	3,063	119	0
	01/2014		500	RUB	16,460	0	(1)
	02/2014	EUR	34,535		$47,543	34	0
	02/2014		$2,344	AUD	2,638	7	0
	02/2014		463	SEK	3,075	15	0
DUB	01/2014	BRL	95,140		$40,764	438	0
	01/2014	EUR	1,650		2,260	0	(10)
	01/2014	GBP	1,500		2,453	0	(30)
	01/2014	PLN	64,626		21,194	0	(160)
	01/2014		$43,113	BRL	101,110	29	(287)
	01/2014		1,650	CAD	1,757	4	0
	01/2014		3,300	NOK	20,266	41	0
	01/2014		7,950	NZD	9,740	60	0
	01/2014		1,100	RUB	36,194	0	(2)
	01/2014		17,962	TRY	37,101	0	(743)
	02/2014	NZD	9,740		$7,933	0	(61)
	02/2014		$4,253	EUR	3,104	17	0
	02/2014		161	SEK	1,065	4	0
	03/2014	CAD	16,794		$15,757	0	(23)
	04/2014	TRY	37,101		17,637	752	0
	09/2015		$7,010	CNY	42,600	0	(81)
FBF	01/2014	BRL	402,135		$175,454	5,003	0
	01/2014	EUR	1,650		2,260	0	(10)
	01/2014	GBP	1,500		2,454	0	(30)
	01/2014	IDR	115,577,317		9,878	415	0
	01/2014	INR	1,348,520		20,814	0	(937)
	01/2014	JPY	387,500		3,881	201	0
	01/2014		$171,639	BRL	402,135	0	(1,189)
	01/2014		13,249	CHF	12,000	204	0
	01/2014		10,113	COP	19,466,904	0	(29)
	01/2014		11,743	GBP	7,188	158	0
	02/2014	BRL	88,383		$37,408	247	0
	02/2014	SGD	2,766		2,208	17	0
	03/2014	COP	19,466,904		10,071	21	0
	04/2014	PEN	20,491		7,226	0	(7)
GLM	01/2014	BRL	68,040		29,699	859	0
	01/2014	EUR	3,650		4,994	5	(32)
	01/2014	JPY	1,463,458		14,313	416	0
	01/2014		$4,286	AUD	4,800	0	(4)
	01/2014		29,045	BRL	68,040	0	(205)
	01/2014		1,650	CAD	1,752	0	(1)
	01/2014		9,177	EUR	6,750	109	0
	01/2014		2,267	JPY	237,500	0	(11)
	01/2014		2,500	MXN	32,575	0	(7)
	01/2014		3,300	NOK	20,182	26	0
	01/2014	ZAR	426,914		$41,610	982	0
	04/2014	CLP	3,989,306		7,400	0	(116)
	04/2014		$7,695	PEN	21,869	25	0
HUS	01/2014	BRL	275,252		$117,499	829	0
	01/2014	HKD	700,000		90,286	13	0
	01/2014		$119,166	BRL	278,210	0	(1,249)
	01/2014		51,662	HKD	400,543	0	(7)
	01/2014		1,018	JPY	103,800	0	(32)
	01/2014		750	MXN	9,794	0	(1)
	01/2014		1,850	NOK	11,352	20	0
	01/2014		3,623	PHP	155,209	0	(120)
	01/2014		500	RUB	16,518	1	0
	02/2014	JPY	2,427,900		$24,450	1,390	0
	02/2014		$132	SEK	845	0	0
	04/2014	HKD	400,543		$51,668	8	0
JPM	01/2014	BRL	106,614		46,068	878	0
	01/2014	HKD	658,865		84,978	10	0
	01/2014	JPY	514,890		4,950	61	0
	01/2014	RUB	131,007		3,966	0	(11)
	01/2014	TRY	37,101		18,178	959	0
	01/2014		$49,774	BRL	115,119	0	(995)
	01/2014		13,008	CNY	79,787	135	0
	01/2014		183,919	HKD	1,425,894	0	(32)
	01/2014		9,066	KRW	9,680,675	115	0
	01/2014		45,589	RUB	1,500,980	3	(27)
	04/2014	HKD	1,344,297		$173,413	32	0
	04/2014	RUB	1,461,409		43,741	5	0
MSC	01/2014	BRL	224,728		95,873	619	0
	01/2014	EUR	1,800		2,481	5	0
	01/2014	JPY	168,790		1,650	47	0
	01/2014	KRW	28,440,857		25,990	0	(983)
	01/2014	MXN	42,500		3,229	0	(22)
	01/2014		$99,086	BRL	230,276	0	(1,491)
	01/2014		1,650	CAD	1,761	8	0
	01/2014		3,300	JPY	343,596	0	(37)
	01/2014		6,417	MXN	83,648	4	(22)
	01/2014		1,650	NOK	10,116	17	0
	01/2014	ZAR	68,779		$6,878	333	0
	03/2014	MXN	520,748		39,422	0	(262)
	04/2014	PEN	7,161		2,538	11	0
RBC	01/2014	GBP	1,550		2,531	0	(36)
	01/2014	JPY	404,882		3,912	67	0
	01/2014		$2,001	AUD	2,200	0	(36)
	02/2014		2,262	JPY	235,211	0	(29)
RYL	01/2014	EUR	1,850		$2,513	0	(32)
	01/2014	GBP	1,500		2,454	0	(30)
	01/2014	JPY	157,418		1,500	5	0
	01/2014		$2,043	AUD	2,250	0	(34)
SCX	01/2014	CNY	79,769		$12,982	0	(157)
	01/2014	HKD	507,127		65,408	8	0
	01/2014	TWD	348,206		11,755	76	0
SOG	01/2014	EUR	1,800		2,473	0	(3)
	01/2014		$2,043	AUD	2,250	0	(34)
UAG	01/2014	BRL	105,432		$45,007	318	0
	01/2014	CNY	7,508		1,224	0	(13)
	01/2014	DKK	16,250		2,910	0	(87)
	01/2014	HKD	131,744		16,997	7	0
	01/2014	IDR	38,525,773		3,494	339	0
	01/2014	JPY	165,507		1,578	6	0
	01/2014	KRW	35,950,000		32,947	0	(1,147)
	01/2014	MYR	91,715		27,484	0	(498)
	01/2014	RUB	1,330,402		40,318	0	(68)
	01/2014	TWD	988,643		33,533	373	0
	01/2014		$1,096	AUD	1,203	0	(22)
	01/2014		44,839	BRL	105,432	0	(150)
	01/2014		1,650	CAD	1,761	8	0
	01/2014		1,224	CNY	7,489	10	0
	01/2014		22,097	HKD	171,299	0	(6)
	01/2014		34,093	INR	2,131,370	285	(3)
	01/2014		51,907	KRW	54,710,182	0	(22)
	01/2014		28,319	MYR	91,715	0	(337)
	01/2014		5,138	PHP	227,288	0	(7)
	01/2014		1,100	RUB	36,355	3	0
	01/2014		18,958	THB	611,220	0	(369)
	01/2014		4,094	TWD	120,097	0	(66)
	02/2014	BRL	105,432		$44,489	159	0
	02/2014	CHF	15,174		16,465	0	(551)
	02/2014	IDR	38,525,772		3,469	347	0
	02/2014	NOK	65,505		10,601	0	(183)
	02/2014	SEK	10,316		1,559	0	(44)
	02/2014		$78	JPY	8,089	0	(1)
	04/2014	CNY	7,489		$1,223	0	(2)
	04/2014	INR	2,019,630		31,554	0	(351)
	04/2014	KRW	54,710,182		51,640	0	(90)
	04/2014	MYR	91,715		28,185	353	0
	04/2014	PHP	227,288		5,146	0	(7)
	04/2014	THB	611,220		18,862	352	0

Total Forward Foreign Currency Contracts						$24,856	$(16,637)

Purchased Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures	$ 150.000	11/17/2015	$ 2,300	$145	$3

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	02/28/2014	$114,900	$2,039	$440
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650%	02/28/2014	185,000	2,424	307
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	181,300	3,141	4,233
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	52,900	2,290	2,105
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	02/28/2014	255,100	5,268	1,468
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	58,800	2,964	2,300
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	76,100	20	16
GST	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	02/28/2014	185,000	2,868	467
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	185,200	7,332	8,810
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	90,700	11	19
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	231,400	4,880	5,403
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	236,400	10,060	11,246

							$43,297	$36,814

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC GBP versus USD		$1.654	01/16/2014	GBP	3,000	$13	$33
	Put - OTC NZD versus USD		0.804	01/21/2014	NZD	2,700	9	7
	Call - OTC USD versus CAD	CAD	1.075	01/08/2014		$3,300	8	2
	Call - OTC USD versus CAD		1.076	01/23/2014		1,500	4	4
	Put - OTC USD versus JPY	JPY	101.140	01/10/2014		3,300	14	0
	Call - OTC USD versus NOK	NOK	6.254	01/22/2014		3,700	19	9
BPS	Call - OTC USD versus CNY	CNY	6.310	03/28/2014		35,123	269	6
BRC	Put - OTC AUD versus USD		$0.871	01/28/2014	AUD	2,500	9	8
	Call - OTC GBP versus USD		1.662	01/23/2014	GBP	2,700	13	26
	Put - OTC USD versus JPY	JPY	102.970	01/31/2014		$3,000	13	11
	Call - OTC USD versus NOK	NOK	6.283	01/03/2014		3,300	15	0
DUB	Put - OTC EUR versus USD		$1.000	05/22/2015	EUR	166,400	8,240	317
	Call - OTC USD versus BRL	BRL	2.458	01/02/2014		$2,500	16	0
	Call - OTC USD versus CAD	CAD	1.078	01/15/2014		3,300	8	5
	Call - OTC USD versus RUB	RUB	33.440	01/09/2014		1,200	4	1
	Call - OTC USD versus RUB		33.400	01/27/2014		1,000	3	4
FBF	Call - OTC EUR versus USD		$1.386	01/21/2014	EUR	3,300	12	20
	Call - OTC GBP versus USD		1.656	01/09/2014	GBP	3,000	13	19
GLM	Put - OTC AUD versus USD		0.876	01/13/2014	AUD	4,600	19	7
	Put - OTC AUD versus USD		0.876	01/21/2014		2,500	9	8
	Call - OTC USD versus MXN	MXN	13.379	01/02/2014		$1,700	10	0
	Call - OTC USD versus MXN		13.304	01/16/2014		1,600	8	6
	Call - OTC USD versus NOK	NOK	6.234	01/15/2014		3,300	1	5
HUS	Call - OTC USD versus BRL	BRL	2.428	01/16/2014		2,500	14	8
	Call - OTC USD versus MXN	MXN	13.354	01/23/2014		1,500	7	8
JPM	Put - OTC USD versus JPY	JPY	102.720	01/17/2014		3,300	12	5
MSX	Call - OTC EUR versus USD		$1.395	01/07/2014	EUR	3,600	12	1
	Call - OTC USD versus BRL	BRL	2.424	01/09/2014		$2,500	15	3
	Call - OTC USD versus BRL		2.425	01/23/2014		2,200	12	13
	Call - OTC USD versus CAD	CAD	1.083	01/02/2014		3,300	10	0
	Call - OTC USD versus MXN	MXN	13.449	01/09/2014		1,600	10	1
	Call - OTC USD versus NOK	NOK	6.246	01/08/2014		3,300	14	1
RBC	Call - OTC GBP versus USD		$1.656	01/02/2014	GBP	3,100	14	10
RYL	Call - OTC EUR versus USD		1.377	01/03/2014	EUR	3,700	14	11
	Put - OTC USD versus JPY	JPY	102.940	01/24/2014		$3,000	12	8
SOG	Put - OTC AUD versus USD		$0.890	01/06/2014	AUD	4,500	18	12
	Call - OTC EUR versus USD		1.392	01/14/2014	EUR	3,600	13	10
UAG	Call - OTC USD versus CNY	CNY	6.410	02/26/2014		$39,915	145	1
	Call - OTC USD versus CNY		6.363	03/30/2015		11,720	175	52
	Call - OTC USD versus INR	INR	62.970	01/07/2014		500	3	0
	Call - OTC USD versus INR		63.750	01/15/2014		500	3	1
	Call - OTC USD versus INR		63.600	01/21/2014		400	2	1
	Call - OTC USD versus INR		63.680	01/28/2014		400	2	2
	Call - OTC USD versus RUB	RUB	33.600	01/13/2014		1,200	4	1
	Call - OTC USD versus RUB		33.520	01/21/2014		1,000	4	2

							$9,244	$649

Total Purchased Options							$52,686	$37,466

Written Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC Brent Crude December Futures	$ 160.000	11/10/2015	$2,300	$(145)	$(6)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$202,000	$(2,528)	$(2,329)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650%	03/03/2014	8,300	(37)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	03/03/2014	8,300	(91)	(124)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	247,000	(2,964)	(264)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	139,900	(168)	(258)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014	564,500	(1,207)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014	564,500	(2,960)	(798)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014	37,800	(60)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014	37,800	(170)	(290)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	6,700	(29)	0

							$(10,214)	$(4,072)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.700%	03/19/2014	EUR	91,000	$(108)	$(237)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.100%	03/19/2014		91,000	(173)	(41)
JPM	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.700%	03/19/2014		47,500	(57)	(124)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.100%	03/19/2014		47,500	(93)	(21)

							$(431)	$(423)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC GBP versus USD		$1.617	01/16/2014	GBP	3,000	$(13)	$(3)
	Call - OTC NZD versus USD		0.834	01/21/2014	NZD	2,700	(8)	(9)
	Put - OTC USD versus CAD	CAD	1.051	01/08/2014		$3,300	(8)	(2)
	Put - OTC USD versus CAD		1.052	01/23/2014		1,500	(4)	(5)
	Call - OTC USD versus JPY	JPY	105.150	01/10/2014		3,300	(14)	(20)
	Put - OTC USD versus NOK	NOK	6.028	01/22/2014		3,700	(18)	(28)
BRC	Call - OTC AUD versus USD		$0.905	01/28/2014	AUD	2,500	(8)	(11)
	Put - OTC GBP versus USD		1.621	01/23/2014	GBP	2,700	(13)	(7)
	Call - OTC USD versus JPY	JPY	107.040	01/31/2014		$3,000	(12)	(13)
	Put - OTC USD versus NOK	NOK	6.034	01/03/2014		3,300	(13)	(6)
DUB	Put - OTC USD versus BRL	BRL	2.329	01/02/2014		2,500	(14)	(1)
	Put - OTC USD versus CAD	CAD	1.054	01/15/2014		3,300	(7)	(7)
	Put - OTC USD versus RUB	RUB	32.440	01/09/2014		1,200	(4)	(1)
	Put - OTC USD versus RUB		32.510	01/27/2014		1,000	(3)	(3)
FBF	Put - OTC EUR versus USD		$1.352	01/21/2014	EUR	3,300	(13)	(10)
	Put - OTC GBP versus USD		1.616	01/09/2014	GBP	3,000	(13)	0
	Put - OTC USD versus JPY	JPY	95.000	02/19/2014		$58,000	(231)	(14)
GLM	Call - OTC AUD versus USD		$0.911	01/13/2014	AUD	4,600	(16)	(4)
	Call - OTC AUD versus USD		0.907	01/21/2014		2,500	(8)	(7)
	Put - OTC USD versus MXN	MXN	12.772	01/02/2014		$1,700	(8)	0
	Put - OTC USD versus MXN		12.748	01/16/2014		1,600	(6)	(2)
	Put - OTC USD versus NOK	NOK	6.009	01/15/2014		3,300	0	(15)
HUS	Put - OTC USD versus BRL	BRL	2.314	01/16/2014		2,500	(13)	(6)
	Put - OTC USD versus MXN	MXN	12.817	01/23/2014		1,500	(6)	(6)
JPM	Call - OTC USD versus JPY	JPY	106.120	01/17/2014		3,300	(12)	(14)
MSX	Put - OTC EUR versus USD		$1.361	01/07/2014	EUR	3,600	(13)	(3)
	Put - OTC USD versus BRL	BRL	2.302	01/09/2014		$2,500	(13)	(1)
	Put - OTC USD versus BRL		2.313	01/23/2014		2,200	(11)	(7)
	Put - OTC USD versus CAD	CAD	1.055	01/02/2014		3,300	(9)	(1)
	Put - OTC USD versus MXN	MXN	12.805	01/09/2014		1,600	(8)	(1)
	Put - OTC USD versus NOK	NOK	6.026	01/08/2014		3,300	(12)	(9)
RBC	Put - OTC GBP versus USD		$1.611	01/02/2014	GBP	3,100	(15)	0
RYL	Put - OTC EUR versus USD		1.339	01/03/2014	EUR	3,700	(16)	0
	Call - OTC USD versus JPY	JPY	106.820	01/24/2014		$3,000	(11)	(11)
SOG	Call - OTC AUD versus USD		$0.924	01/06/2014	AUD	4,500	(15)	0
	Put - OTC EUR versus USD		1.356	01/14/2014	EUR	3,600	(14)	(8)
UAG	Put - OTC USD versus INR	INR	60.260	01/07/2014		$500	(2)	0
	Put - OTC USD versus INR		60.980	01/15/2014		500	(2)	(1)
	Put - OTC USD versus INR		61.120	01/21/2014		400	(2)	(1)
	Put - OTC USD versus INR		61.340	01/28/2014		400	(1)	(2)
	Put - OTC USD versus RUB	RUB	32.620	01/13/2014		1,200	(3)	(3)
	Put - OTC USD versus RUB		32.610	01/21/2014		1,000	(3)	(3)

							$(615)	$(245)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Cap - OTC YOY CPURNSA Index	215.949	Maximum of [(Final Index/Initial Index -1) -5.000%] or 0	03/04/2015	$4,000	$(68)	$0
	Floor - OTC YOY CPURNSA Index	215.949	Maximum of [-1.000% - (Final Index/Initial Index - 1)] or 0	03/04/2015	4,000	(56)	(1)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	12,000	(106)	(12)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	(11)

						$(338)	$(24)

Total Written Options						$(11,743)	$(4,770)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Embarq Corp.	(1.650%	)	06/20/2016	0.701%	$2,000	$0	$(48)	$0	$(48)
	New York Times Co.	(1.000%	)	03/20/2015	0.141%	2,000	115	(137)	0	(22)
CBK	Black & Decker Corp.	(2.200%	)	06/20/2014	0.046%	500	0	(6)	0	(6)
	Cytec Industries, Inc.	(1.000%	)	09/20/2017	0.593%	300	28	(32)	0	(4)
DUB	Cytec Industries, Inc.	(1.000%	)	09/20/2017	0.593%	200	17	(20)	0	(3)
	Embarq Corp.	(1.000%	)	06/20/2016	0.684%	1,000	(16)	8	0	(8)
	Jones Group, Inc.	(1.000%	)	12/20/2014	0.391%	8,200	262	(314)	0	(52)
	New York Times Co.	(5.000%	)	03/20/2015	0.141%	4,000	(358)	112	0	(246)
	PulteGroup, Inc.	(1.000%	)	03/20/2014	0.168%	6,000	187	(200)	0	(13)
JPM	Embarq Corp.	(2.350%	)	06/20/2016	0.701%	1,000	0	(41)	0	(41)

							$235	$(678)	$0	$(443)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2014	0.463%		$700	$1	$2	$3	$0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		5,100	(17)	49	32	0
BPS	Japan Government International Bond	1.000%	09/20/2015	0.121%		1,900	11	18	29	0
	U.S. Treasury Notes	0.250%	06/20/2016	0.293%	EUR	5,200	(53)	46	0	(7)
	Venezuela Government International Bond	5.000%	03/20/2015	11.626%		$500	(6)	(31)	0	(37)
BRC	Italy Government International Bond	1.000%	12/20/2016	1.145%		6,900	(37)	10	0	(27)
	Japan Government International Bond	1.000%	03/20/2016	0.142%		4,000	54	24	78	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		5,000	(15)	45	30	0
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.781%		20,500	(381)	559	178	0
	China Government International Bond	1.000%	12/20/2016	0.391%		1,000	(48)	66	18	0
	Russia Government International Bond	1.000%	09/20/2014	0.517%		900	1	3	4	0
DUB	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.066%		1,000	35	40	75	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.062%		2,700	(106)	132	26	0
	Italy Government International Bond	1.000%	12/20/2016	1.145%		6,900	(35)	8	0	(27)
	Japan Government International Bond	1.000%	03/20/2015	0.082%		5,300	41	21	62	0
	Spain Government International Bond	1.000%	12/20/2016	1.058%		6,900	(6)	(3)	0	(9)
	Venezuela Government International Bond	5.000%	03/20/2015	11.626%		2,106	5	(159)	0	(154)
FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.066%		1,000	15	60	75	0
	China Government International Bond	1.000%	12/20/2016	0.391%		12,200	(586)	811	225	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		1,700	(6)	17	11	0
GST	Brazil Government International Bond	1.000%	09/20/2014	0.463%		900	1	3	4	0
	Brazil Government International Bond	1.000%	12/20/2015	0.982%		2,400	(7)	9	2	0
	Japan Government International Bond	1.000%	03/20/2016	0.142%		200	(2)	6	4	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		5,700	(21)	56	35	0
HUS	Russia Government International Bond	1.000%	09/20/2014	0.517%		900	1	3	4	0
JPM	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.066%		2,000	34	116	150	0
	Brazil Government International Bond	1.000%	12/20/2016	1.335%		6,500	(72)	11	0	(61)
	China Government International Bond	1.000%	12/20/2016	0.391%		8,000	(387)	534	147	0
	Japan Government International Bond	1.000%	03/20/2016	0.142%		500	(6)	16	10	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		25,000	(85)	240	155	0
MYC	Brazil Government International Bond	1.000%	09/20/2014	0.463%		700	1	2	3	0
	China Government International Bond	1.000%	12/20/2016	0.391%		4,500	(215)	297	82	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.062%		4,400	(76)	118	42	0
	Japan Government International Bond	1.000%	03/20/2016	0.142%		1,000	(13)	32	19	0
	Spain Government International Bond	1.000%	12/20/2016	1.058%		9,400	(4)	(8)	0	(12)
RYL	Japan Government International Bond	1.000%	03/20/2016	0.142%		6,700	94	36	130	0

							$(1,890)	$3,189	$1,633	$(334)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		$116,970	$828	$(4,243)	$0	$(3,415)
	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		10,791	674	(498)	176	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		10,642	532	(367)	165	0
CBK	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR	7,600	86	(87)	1	(2)
DUB	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		$15,400	(16)	(434)	0	(450)
FBF	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		7,085	352	(236)	116	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		10,642	492	(327)	165	0
GST	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		21,650	(465)	(167)	0	(632)
	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		2,189	109	(73)	36	0
MYC	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		1,279	79	(58)	21	0
	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR	75,900	773	(789)	0	(16)

							$3,444	$(7,279)	$680	$(4,515)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.940%	01/02/2017	BRL	14,000	$26	$(411)	$0	$(385)
	Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	300	2	(11)	0	(9)
	Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		300	1	(5)	0	(4)
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	4,200	(14)	266	252	0
DUB	Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	AUD	8,700	(150)	(47)	0	(197)
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	6,150	31	339	370	0
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		15,000	157	746	903	0
HUS	Pay	1-Year BRL-CDI	8.645%	01/02/2017	BRL	60,500	56	(1,901)	0	(1,845)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		3,300	37	(121)	0	(84)
	Pay	1-Year BRL-CDI	8.950%	01/02/2017		10,100	21	(297)	0	(276)
MYC	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	4,600	7	270	277	0
	Pay	1-Year BRL-CDI	8.640%	01/02/2017	BRL	41,300	(34)	(1,136)	0	(1,170)
UAG	Pay	1-Year BRL-CDI	8.650%	01/02/2017		54,400	48	(1,703)	0	(1,655)

							$188	$(4,011)	$1,802	$(5,625)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
BOA	Receive	KOSPI 200 Index	96,500,000	0.000%	03/13/2014	KRW	25,253,896	$347	$347	$0

(6)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	Pay	S&P 500 Index	7.156%	12/18/2015	$44,149	$0	$1,790	$1,790	$0

Total Swap Agreements						$1,977	$(6,642)	$6,252	$(10,917)

(j)	Securities with an aggregate market value of $7,492 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$33,360	$0	$33,360
Industrials	0	15,062	0	15,062
Utilities	0	5,673	0	5,673
U.S. Government Agencies	0	17,162	0	17,162
U.S. Treasury Obligations	0	439,287	0	439,287
Mortgage-Backed Securities	0	12,134	0	12,134
Asset-Backed Securities	0	2,476	1,326	3,802
Sovereign Issues	0	19,152	0	19,152
Common Stocks
Consumer Discretionary	288	0	0	288
Exchange-Traded Funds	279,293	0	0	279,293
Short-Term Instruments
Certificates of Deposit	0	11,384	0	11,384
Repurchase Agreements	0	14,524	0	14,524
Short-Term Notes	0	8,698	0	8,698
U.S. Treasury Bills	0	10,737	0	10,737
	$279,581	$589,649	$1,326	$870,556
Investments in Affiliates, at Value
Mutual Funds	1,286,678	0	0	1,286,678
Exchange-Traded Funds	25,420	0	0	25,420
Short-Term Instruments
Central Funds Used for Cash Management Purposes	99,818	0	0	99,818
	$1,411,916	$0	$0	$1,411,916
Total Investments	$1,691,497	$589,649	$1,326	$2,282,472

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(994)	$0	$(994)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,151	8,395	0	9,546
Over the counter	0	68,574	0	68,574
	$1,151	$76,969	$0	$78,120

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,377)	(4,209)	0	(5,586)
Over the counter	0	(32,300)	(24)	(32,324)

	$(1,377)	$(36,509)	$(24)	$(37,910)

Totals	$1,691,271	$629,115	$1,302	$2,321,688

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Asset-Backed Securities	$1,379	$0	$(24)	$4	$0	$(33)	$0	$0	$1,326	$(33)

Financial Derivative Instruments - Liabilities
Over the counter	$(55)	$0	$0	$0	$0	$31	$0	$0	$(24)	$31

Totals	$1,324	$0	$(24)	$4	$0	$(2)	$0	$0	$1,302	$(2)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Asset-Backed Securities	$1,326	Benchmark Pricing	Base Price	100.00 - 100.50

Financial Derivative Instruments - Liabilities
Over the counter	(24)	Indicative Market Quotation	Broker Quote	0.01 - 0.11

Total	$1,302

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 156.1%
U.S. GOVERNMENT AGENCIES 145.3%
Fannie Mae
2.000% due 01/01/2029	$4,000	$3,853
2.396% due 01/25/2022 (a)	6,526	838
2.500% due 06/01/2028 - 01/01/2044	7,078	6,928
3.000% due 01/01/2029 - 07/01/2043	22,449	21,589
3.530% due 10/25/2042	785	575
3.637% due 03/25/2039	4,441	4,241
3.765% due 12/01/2025	3,000	3,000
4.000% due 04/01/2039 - 01/01/2044	92,843	95,648
4.012% due 03/01/2018	3	3
4.500% due 06/25/2024 (a)	1,770	145
4.500% due 04/01/2039 - 06/01/2040	11,349	12,141
5.000% due 07/01/2024 - 01/01/2044	7,209	7,841
5.500% due 02/01/2027 - 11/01/2039	1,096	1,214
5.753% due 01/25/2043	4,547	3,481
6.000% due 11/01/2028 - 11/01/2040	8,573	9,536
6.485% due 08/25/2018 (a)	34,313	7,254
Freddie Mac
1.039% due 01/25/2020 (a)	38,275	1,938
1.053% due 11/25/2022 (a)	7,881	564
1.250% due 10/02/2019	4,200	3,982
1.259% due 04/25/2021 (a)	24,633	1,803
1.394% due 11/25/2019 (a)	13,641	900
2.416% due 05/01/2019	2	2
2.575% due 05/01/2031	9	9
3.000% due 07/01/2043 - 01/01/2044	5,953	5,618
4.000% due 11/15/2042 (a)	3,926	805
5.000% due 10/01/2029	150	163
5.500% due 06/01/2035 - 03/01/2041	306	337
7.500% due 08/15/2029 (a)	10	2
Ginnie Mae
0.000% due 12/20/2032 - 01/20/2041 (b)	2,337	1,689
0.000% due 10/16/2042 (a)	10,574	0
0.124% due 01/16/2044 (a)	28,562	147
0.367% due 01/16/2031 - 02/16/2032	834	837
0.373% due 01/16/2052 (a)	30,701	793
0.417% due 08/16/2032	327	328
0.467% due 12/16/2026 - 08/16/2031	269	271
0.617% due 11/16/2029	1,124	1,131
0.667% due 05/16/2027 - 07/16/2028	80	80
0.717% due 04/16/2032	107	109
0.844% due 02/20/2060	21,143	21,231
0.889% due 09/20/2063	4,421	4,467
0.909% due 11/16/2051 (a)	29,270	930
0.990% due 07/20/2062	9,376	9,503
1.016% due 03/20/2058	6,329	6,362
1.168% due 05/20/2061	7,839	7,917
1.221% due 11/16/2044 (a)	28,029	2,045
1.228% due 04/16/2042 (a)	35,192	1,992
1.269% due 01/16/2030	1,637	1,675
1.308% due 05/20/2061	3,482	3,533
1.359% due 11/16/2043 (a)	32,001	2,279
1.469% due 09/20/2063	2,990	3,061
1.521% due 08/16/2052 (a)	48,735	3,472
1.625% due 02/20/2030 - 06/20/2038	1,297	1,346
1.844% due 08/16/2040 (a)	41,239	2,771
1.909% due 04/20/2061	6,796	7,112
2.500% due 01/01/2044	3,000	2,754
3.000% due 04/20/2026 - 01/01/2044	163,207	158,228
3.000% due 12/16/2027 (a)	25,157	3,214
3.150% due 11/15/2042 - 01/15/2043	1,231	1,193
3.500% due 11/15/2025 - 01/01/2044	264,220	267,190
4.000% due 05/20/2016 - 01/01/2044	169,779	176,805
4.000% due 10/20/2043 (a)	4,547	903
4.050% due 04/15/2040 - 12/15/2040	5,306	5,533
4.500% due 02/20/2018 - 01/01/2044	283,953	304,700
4.875% due 08/15/2039 - 10/15/2040	2,289	2,448
5.000% due 11/15/2032 - 01/01/2044	132,319	143,764
5.500% due 04/15/2025 - 01/01/2044	60,848	66,575
6.000% due 06/15/2028 - 03/15/2041	3,655	4,081
6.500% due 12/15/2023 - 01/01/2044	10,211	11,377
7.500% due 12/15/2023 - 06/15/2032	268	314

Total U.S. Government Agencies (Cost $1,441,985)		1,428,570

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Notes
1.500% due 12/31/2018	9,000	8,894
2.000% due 11/30/2020	8,800	8,557

Total U.S. Treasury Obligations (Cost $17,599)		17,451

MORTGAGE-BACKED SECURITIES 6.8%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	450	488
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035	3,758	3,770
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036	4,187	3,199
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032	22	21
LB Commercial Mortgage Trust
5.517% due 07/15/2044	340	376
Merrill Lynch Mortgage Investors Trust
2.380% due 10/25/2035	734	735
Mortgage Equity Conversion Asset Trust
0.600% due 02/25/2042	12,431	9,313
0.600% due 05/25/2042	48,817	38,992
0.630% due 10/25/2041	2,904	2,307
Structured Asset Mortgage Investments Trust
0.826% due 09/19/2032	63	61
UBS-Barclays Commercial Mortgage Trust
1.364% due 04/10/2046 (a)	28,801	2,464
WaMu Commercial Mortgage Securities Trust
5.787% due 03/23/2045	4,031	4,130
Wells Fargo Commercial Mortgage Trust
2.136% due 10/15/2045 (a)	13,378	1,573

Total Mortgage-Backed Securities (Cost $71,243)		67,429

ASSET-BACKED SECURITIES 1.8%
Amortizing Residential Collateral Trust
0.745% due 07/25/2032	19	18
Centex Home Equity Loan Trust
0.465% due 01/25/2032	23	22
CIT Group Home Equity Loan Trust
0.705% due 06/25/2033	24	22
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,173	840
Home Equity Asset Trust
0.765% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.188% due 04/25/2038	2,732	2,750
South Carolina Student Loan Corp.
0.789% due 03/01/2018	1,370	1,371
0.989% due 03/02/2020	8,400	8,395
1.239% due 09/03/2024	4,300	4,323
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.745% due 01/25/2033	44	40

Total Asset-Backed Securities (Cost $17,907)		17,783

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.1%		1,227

U.S. TREASURY BILLS 0.3%
0.122% due 11/13/2014 - 12/11/2014 (c)(e)(g)	2,710	2,707

Total Short-Term Instruments (Cost $3,934)		3,934

Total Investments in Securities (Cost $1,552,668)		1,535,167

	SHARES
INVESTMENTS IN AFFILIATES 8.9%
SHORT-TERM INSTRUMENTS 8.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%
PIMCO Short-Term Floating NAV Portfolio	8,752,268	87,567
PIMCO Short-Term Floating NAV Portfolio III	2,620	26

Total Short-Term Instruments (Cost $87,608)		87,593

Total Investments in Affiliates (Cost $87,608)		87,593

Total Investments 165.0% (Cost $1,640,276)		$1,622,760
Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $(448))		(8)
Other Assets and Liabilities, net (65.0%)		(639,455)

Net Assets 100.0%		$983,297

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended December 31, 2013 was $20,469 at a weighted average interest rate of (0.162%).

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$1,227	Freddie Mac 2.000% due 01/30/2023	$(1,254)	$1,227	$1,227

Total Repurchase Agreements						$(1,254)	$1,227	$1,227

(1)	Includes accrued interest.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
Fannie Mae	3.500%	01/01/2029	$20,000	$(20,981)	$(20,921)
Fannie Mae	3.500%	01/01/2044	41,650	(41,476)	(41,387)
Fannie Mae	4.000%	01/01/2044	31,000	(32,090)	(31,920)
Fannie Mae	4.000%	02/01/2044	96,000	(98,798)	(98,550)
Fannie Mae	4.500%	01/01/2044	105,000	(111,858)	(111,288)
Fannie Mae	6.000%	01/01/2044	4,000	(4,426)	(4,437)
Ginnie Mae	4.500%	01/01/2044	59,500	(63,637)	(63,502)
Ginnie Mae	5.000%	02/01/2044	12,000	(13,024)	(13,008)
U.S. Treasury Notes	1.250%	10/31/2018	3,500	(3,428)	(3,438)

Total Short Sales				$(389,718)	$(388,451)

(2)	Market value includes $8 of interest payable on short sales.

(e)	Securities with an aggregate market value of $1,458 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(f)	Financial Derivative Instruments: Over The Counter

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC Fannie Mae 3.500% due 01/01/2044	$102.063	01/06/2014	$23,000	$(65)	$0
GSC	Call - OTC Fannie Mae 3.500% due 01/01/2044	101.438	01/06/2014	17,000	(29)	0
JPM	Call - OTC Fannie Mae 3.500% due 01/01/2044	102.109	01/06/2014	29,000	(81)	0
RYM	Put - OTC Fannie Mae 3.500% due 01/01/2044	98.066	01/06/2014	8,000	(29)	(1)
	Put - OTC Fannie Mae 3.500% due 01/01/2044	98.891	01/06/2014	48,000	(244)	(54)

					$(448)	$(55)

Total Written Options					$(448)	$(55)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	$500	$0	$47	$47	$0

Total Swap Agreements					$0	$47	$47	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Securities with an aggregate market value of $290 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
U.S. Government Agencies	$0	$1,419,067	$9,503	$1,428,570
U.S. Treasury Obligations	0	17,451	0	17,451
Mortgage-Backed Securities	0	16,817	50,612	67,429
Asset-Backed Securities	0	17,783	0	17,783
Short-Term Instruments
Repurchase Agreements	0	1,227	0	1,227
U.S. Treasury Bills	0	2,707	0	2,707
	$0	$1,475,052	$60,115	$1,535,167

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$87,593	$0	$0	$87,593

Total Investments	$87,593	$1,475,052	$60,115	$1,622,760

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(385,013)	0	(385,013)
U.S. Treasury Obligations	0	(3,438)	0	(3,438)
	$0	$(388,451)	$0	$(388,451)

Financial Derivative Instruments - Assets
Over the counter	$0	$47	$0	$47

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(55)	$0	$(55)

Totals	$87,593	$1,086,593	$60,115	$1,234,301

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
U.S. Government Agencies	$0	$0	$0	$0	$0	$0	$9,503	$0	$9,503	$0
Mortgage-Backed Securities	62,058	4,312	(14,184)	242	560	(2,376)	0	0	50,612	(2,390)

Totals	$62,058	$4,312	$(14,184)	$242	$560	$(2,376)	$9,503	$0	$60,115	$(2,390)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$9,503	Benchmark Pricing	Base Price	101.40
Mortgage-Backed Securities	50,612	Benchmark Pricing	Base Price	75.00 - 79.94

Total	$60,115

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7%
SHORT-TERM INSTRUMENTS 99.7%
GOVERNMENT AGENCY DEBT 1.8%
Freddie Mac
1.000% due 08/27/2014	$6,000	$6,031

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (b) 20.1%		67,531

TREASURY DEBT 13.1%
U.S. Treasury Notes
0.375% due 11/15/2014 - 11/30/2014 (a)	43,965	44,043

TREASURY REPURCHASE AGREEMENTS (b) 64.7%		217,000

Total Short-Term Instruments (Cost $334,605)		334,605

Total Investments in Securities (Cost $334,605)		334,605

Total Investments 99.7% (Cost $334,605)		$334,605
Other Assets and Liabilities, net 0.3%		1,015

Net Assets 100.0%		$335,620

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
BPG	0.030%	12/31/2013	01/02/2014	$33,500	Fannie Mae 3.000% due 07/01/2043	$(34,691)	$33,500	$33,500
JPS	0.050%	12/31/2013	01/02/2014	33,500	Freddie Mac 2.255% due 12/05/2022	(34,393)	33,500	33,500
SSB	0.000%	12/31/2013	01/02/2014	531	Freddie Mac 2.080% due 10/17/2022	(543)	531	531
Treasury Repurchase Agreements
BCY	0.010%	12/31/2013	01/02/2014	11,500	U.S. Treasury Notes 0.250% due 12/31/2015	(11,730)	11,500	11,500
BOM	0.020%	12/31/2013	01/02/2014	33,500	U.S. Treasury Notes 0.625% - 1.000% due 07/15/2014 - 10/31/2016	(34,177)	33,500	33,500
BOS	0.010%	12/31/2013	01/02/2014	4,600	U.S. Treasury Notes 0.375% due 01/15/2016	(4,701)	4,600	4,600
MBC	0.020%	12/31/2013	01/02/2014	33,500	U.S. Treasury Notes 0.250% - 2.000% due 10/31/2015 - 11/30/2020	(34,192)	33,500	33,500
MSC	0.020%	12/31/2013	01/02/2014	16,700	U.S. Treasury Notes 2.125% due 08/31/2020	(17,029)	16,700	16,700
NXN	0.010%	12/31/2013	01/02/2014	33,500	U.S. Treasury Notes 2.625% due 07/31/2014	(34,177)	33,500	33,500
RDR	0.010%	12/31/2013	01/02/2014	33,500	U.S. Treasury Notes 1.375% due 06/30/2018	(34,179)	33,500	33,500
SAL	0.010%	12/31/2013	01/02/2014	16,700	U.S. Treasury Notes 1.000% due 06/30/2019	(17,025)	16,700	16,700
TDM	0.020%	12/31/2013	01/02/2014	33,500	U.S. Treasury Notes 0.875% due 02/28/2017	(34,211)	33,500	33,500

Total Repurchase Agreements						$(291,048)	$284,000	$284,000

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Short-Term Instruments
Government Agency Debt	$0	$6,031	$0	$6,031
Government Agency Repurchase Agreements	0	67,531	0	67,531
Treasury Debt	0	44,043	0	44,043
Treasury Repurchase Agreements	0	217,000	0	217,000

Total Investments	$0	$334,605	$0	$334,605

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.6%
BANK LOAN OBLIGATIONS 0.8%
Calpine Construction Finance Co. LP		$4,478	$4,452
3.000% due 05/03/2020
Catalent Pharma Solutions, Inc.
3.669% due 09/15/2016		25,671	25,826
4.250% due 09/15/2017		13,722	13,824
Community Health Systems, Inc.
2.419% due 07/25/2014		748	751
3.737% - 3.747% due 01/25/2017		1,048	1,057
Darling International, Inc.
3.250% due 12/19/2020		2,500	2,525
7.250% due 04/09/2014		23,000	22,925
Gardner Denver, Inc.
4.250% due 07/30/2020		7,481	7,505
Getty Images, Inc.
4.750% due 10/18/2019		12,354	11,556
Pharmaceutical Product Development LLC
4.000% due 12/05/2018		12,741	12,855
Sun Products Corp.
5.500% due 03/18/2020		11,414	10,843
Syniverse Holdings, Inc.
4.000% due 04/23/2019		3,878	3,897

Total Bank Loan Obligations (Cost $118,542)			118,016

CORPORATE BONDS & NOTES 89.5%
BANKING & FINANCE 9.3%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		9,600	10,128
Ally Financial, Inc.
0.000% due 06/15/2015		1,350	1,299
2.439% due 12/01/2014		1,725	1,740
3.125% due 01/15/2016		11,000	11,270
3.500% due 07/18/2016		16,950	17,531
4.625% due 06/26/2015		15,000	15,649
5.500% due 02/15/2017		67,500	73,406
6.250% due 12/01/2017		37,500	41,953
7.500% due 09/15/2020		46,250	54,055
8.000% due 03/15/2020		29,440	35,438
8.000% due 11/01/2031		21,515	25,710
8.300% due 02/12/2015		5,000	5,388
American International Group, Inc.
8.175% due 05/15/2068		11,250	13,669
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		11,400	10,460
Bank of Scotland PLC
7.286% due 05/31/2016 (d)	GBP	700	1,216
Barclays Bank PLC
14.000% due 06/15/2019 (d)		20,000	44,220
BPCE S.A.
9.250% due 04/22/2015 (d)	EUR	4,000	5,860
12.500% due 12/31/2049		$1,232	1,620
Capsugel Finance Co. S.C.A.
9.875% due 08/01/2019	EUR	15,200	23,446
CBRE Services, Inc.
5.000% due 03/15/2023		$17,475	16,885
CIT Group, Inc.
4.250% due 08/15/2017		58,645	61,284
5.000% due 08/15/2022		78,447	76,812
5.000% due 08/01/2023		15,000	14,513
5.250% due 03/15/2018		17,000	18,296
5.500% due 02/15/2019		26,750	28,823
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		26,250	27,169
Credit Agricole S.A.
7.589% due 01/30/2020 (d)	GBP	5,000	8,777
8.125% due 10/26/2019 (d)		2,500	4,556
8.375% due 10/13/2019 (d)		$4,773	5,441
Credit Suisse AG
6.500% due 08/08/2023		10,500	11,196
E*TRADE Financial Corp.
6.000% due 11/15/2017		10,000	10,675
6.375% due 11/15/2019		35,350	38,134
6.750% due 06/01/2016		6,625	7,221

Ford Motor Credit Co. LLC
12.000% due 05/15/2015		14,000	16,078
General Motors Financial Co., Inc.
2.750% due 05/15/2016		7,275	7,384
3.250% due 05/15/2018		20,000	20,050
4.250% due 05/15/2023		10,000	9,538
6.750% due 06/01/2018		2,000	2,290
HBOS Capital Funding LP
6.071% due 06/30/2014 (d)		1,100	1,101
6.461% due 11/30/2018 (d)	GBP	10,045	17,091
HBOS PLC
6.000% due 11/01/2033		$5,000	4,847
6.750% due 05/21/2018		25,000	28,391
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		27,000	27,877
ILFC E-Capital Trust
6.250% due 12/21/2065		20,250	19,237
International Lease Finance Corp.
6.250% due 05/15/2019		12,150	13,213
6.750% due 09/01/2016		20,000	22,400
7.125% due 09/01/2018		25,850	30,051
8.250% due 12/15/2020		7,100	8,325
8.625% due 09/15/2015		11,750	13,087
8.750% due 03/15/2017		20,000	23,650
ISS A/S
8.875% due 05/15/2016	EUR	7,238	10,157
Jefferies Finance LLC
7.375% due 04/01/2020		$25,000	26,125
KION Finance S.A.
7.875% due 04/15/2018	EUR	15,000	21,848
LBG Capital PLC
6.385% due 05/12/2020		3,495	5,100
6.439% due 05/23/2020		11,469	16,728
7.588% due 05/12/2020	GBP	10,000	17,644
7.625% due 12/09/2019		900	1,578
7.625% due 10/14/2020	EUR	1,300	1,929
7.867% due 12/17/2019	GBP	7,303	12,880
7.869% due 08/25/2020		18,750	33,176
7.875% due 11/01/2020		$12,725	13,822
7.975% due 09/15/2024	GBP	600	1,057
8.500% due 12/17/2021 (d)		$1,350	1,446
9.125% due 07/15/2020	GBP	2,500	4,500
9.875% due 02/10/2023		400	725
11.040% due 03/19/2020		6,370	12,153
15.000% due 12/21/2019		9,350	22,501
15.000% due 12/21/2019	EUR	600	1,242
Lloyds Bank PLC
9.875% due 12/16/2021		$63	75
12.000% due 12/16/2024 (d)		5,000	6,794
MPH Intermediate Holding Co.
8.375% due 08/01/2018		7,950	8,298
Neuberger Berman Group LLC
5.625% due 03/15/2020		4,075	4,299
5.875% due 03/15/2022		10,000	10,350
Oxford Finance LLC
7.250% due 01/15/2018		6,500	6,874
PNK Finance Corp.
6.375% due 08/01/2021		1,285	1,320
Prospect Holding Co. LLC
10.250% due 10/01/2018		3,000	2,835
Provident Funding Associates LP
6.750% due 06/15/2021		5,600	5,600
Rabobank Group
11.000% due 06/30/2019 (d)		10,000	13,263
Regions Financial Corp.
7.375% due 12/10/2037		16,611	17,931
Royal Bank of Scotland Group PLC
4.700% due 07/03/2018		1,750	1,779
6.990% due 10/05/2017 (d)		14,000	15,050
7.648% due 09/30/2031 (d)		16,970	17,903
SLM Corp.
4.875% due 06/17/2019		11,100	11,068
8.000% due 03/25/2020		14,475	16,447
8.450% due 06/15/2018		35,000	40,906
Societe Generale S.A.
5.922% due 04/05/2017 (d)		10,000	10,496
Sophia Holding Finance LP
9.625% due 12/01/2018		5,000	5,175
Springleaf Finance Corp.
6.500% due 09/15/2017		3,000	3,225
6.900% due 12/15/2017		10,650	11,694
Stearns Holdings, Inc.
9.375% due 08/15/2020		5,000	5,125
Towergate Finance PLC
8.500% due 02/15/2018	GBP	2,200	3,871
10.500% due 02/15/2019		6,450	11,311

UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		$5,000	5,350
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	3,500	5,852
6.000% due 04/15/2021		15,675	26,801

			1,462,753

INDUSTRIALS 70.9%
Accudyne Industries Borrower
7.750% due 12/15/2020		$30,000	31,950
Activision Blizzard, Inc.
5.625% due 09/15/2021		14,000	14,525
6.125% due 09/15/2023		15,850	16,563
Actuant Corp.
5.625% due 06/15/2022		8,450	8,598
ADT Corp.
3.500% due 07/15/2022		20,000	17,415
4.125% due 06/15/2023		6,000	5,327
4.875% due 07/15/2042		9,550	7,188
6.250% due 10/15/2021		18,000	18,922
Affinion Group, Inc.
7.875% due 12/15/2018		2,000	1,810
Aguila S.A.
7.875% due 01/31/2018		39,527	42,096
7.875% due 01/31/2018	CHF	13,650	16,316
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		$25,129	27,265
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		13,100	13,690
Alere, Inc.
8.625% due 10/01/2018		24,000	26,040
Aleris International, Inc.
7.625% due 02/15/2018		38,500	40,954
7.875% due 11/01/2020		15,875	16,947
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		50,150	54,538
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021		6,375	6,662
Alliance Data Systems Corp.
6.375% due 04/01/2020		21,000	22,102
Alliant Techsystems, Inc.
6.875% due 09/15/2020		11,758	12,743
Allison Transmission, Inc.
7.125% due 05/15/2019		12,750	13,802
Alphabet Holding Co., Inc.
7.750% due 11/01/2017 (b)		16,450	16,995
AMC Networks, Inc.
4.750% due 12/15/2022		30,000	28,725
7.750% due 07/15/2021		10,800	12,204
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		20,130	20,281
American Tire Distributors, Inc.
9.750% due 06/01/2017		7,500	7,988
Anixter, Inc.
5.625% due 05/01/2019		8,500	8,978
Antero Resources Finance Corp.
5.375% due 11/01/2021		9,750	9,854
6.000% due 12/01/2020		3,500	3,693
7.250% due 08/01/2019		7,963	8,600
ARAMARK Corp.
5.750% due 03/15/2020		23,350	24,517
ArcelorMittal
4.250% due 02/25/2015		3,679	3,789
4.250% due 08/05/2015		5,000	5,194
4.250% due 03/01/2016		1,000	1,049
9.500% due 02/15/2015		10,500	11,445
Arch Coal, Inc.
7.000% due 06/15/2019		9,000	7,200
7.250% due 10/01/2020		5,825	4,573
7.250% due 06/15/2021		18,250	14,052
8.000% due 01/15/2019		5,375	5,375
ARD Finance S.A.
11.125% due 06/01/2018 (b)		5,921	6,365
11.125% due 06/01/2018 (b)	EUR	3,947	5,799
Ardagh Packaging Finance PLC
4.875% due 11/15/2022		$14,000	13,930
7.000% due 11/15/2020		13,750	13,956
7.375% due 10/15/2017		6,400	6,907
7.375% due 10/15/2017	EUR	12,000	17,727
9.125% due 10/15/2020		$6,875	7,563
9.250% due 10/15/2020	EUR	31,250	46,913
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	14,000	25,849

Ashland, Inc.
3.875% due 04/15/2018		$12,500	12,719
4.750% due 08/15/2022		32,000	30,560
6.875% due 05/15/2043		10,250	9,738
Ashtead Capital, Inc.
6.500% due 07/15/2022		16,000	17,140
Associated Materials LLC
9.125% due 11/01/2017		26,000	27,885
Atwood Oceanics, Inc.
6.500% due 02/01/2020		5,175	5,550
AutoNation, Inc.
6.750% due 04/15/2018		6,400	7,440
Avaya, Inc.
7.000% due 04/01/2019		20,000	19,700
Aviation Capital Group Corp.
7.125% due 10/15/2020		20,750	23,252
Axiall Corp.
4.875% due 05/15/2023		4,250	4,032
B&G Foods, Inc.
4.625% due 06/01/2021		12,500	12,031
B/E Aerospace, Inc.
5.250% due 04/01/2022		32,000	32,640
6.875% due 10/01/2020		16,000	17,640
Ball Corp.
4.000% due 11/15/2023		3,000	2,700
5.000% due 03/15/2022		16,000	15,920
6.750% due 09/15/2020		8,550	9,341
BC Mountain LLC
7.000% due 02/01/2021		3,000	3,045
Beazer Homes USA, Inc.
6.625% due 04/15/2018		6,000	6,465
Belden, Inc.
5.500% due 09/01/2022		12,750	12,559
Berry Petroleum Co.
6.750% due 11/01/2020		3,600	3,753
10.250% due 06/01/2014		5,000	5,181
Berry Plastics Corp.
9.500% due 05/15/2018		10,000	10,775
9.750% due 01/15/2021		32,500	37,781
BI-LO LLC
9.250% due 02/15/2019		16,000	17,760
Biomet, Inc.
6.500% due 08/01/2020		63,855	67,367
6.500% due 10/01/2020		74,850	77,470
BMC Software Finance, Inc.
8.125% due 07/15/2021		10,000	10,350
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		10,000	7,575
Bombardier, Inc.
4.250% due 01/15/2016		5,000	5,250
7.500% due 03/15/2018		19,475	22,250
Bristow Group, Inc.
6.250% due 10/15/2022		7,300	7,734
Building Materials Corp. of America
6.750% due 05/01/2021		37,005	40,150
7.500% due 03/15/2020		18,556	20,133
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (b)		10,500	11,130
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		18,780	20,658
C10 Capital SPV Ltd.
6.722% due 12/31/2016 (d)		5,000	4,500
Cablevision Systems Corp.
5.875% due 09/15/2022		3,750	3,609
8.000% due 04/15/2020		4,275	4,799
8.625% due 09/15/2017		5,000	5,838
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		10,000	9,656
Calcipar S.A.
6.875% due 05/01/2018		10,325	10,996
Capella Healthcare, Inc.
9.250% due 07/01/2017		36,000	38,430
Capsugel S.A.
7.000% due 05/15/2019		12,000	12,248
Carlson Wagonlit BV
6.875% due 06/15/2019		14,300	14,908
7.500% due 06/15/2019	EUR	5,000	7,463
Case New Holland, Inc.
7.875% due 12/01/2017		$23,460	27,800
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		13,650	13,923
9.750% due 04/15/2017	EUR	11,650	16,690
CCO Holdings LLC
5.125% due 02/15/2023		$30,000	27,975
5.250% due 03/15/2021		9,250	8,880
5.250% due 09/30/2022		38,750	36,377

5.750% due 09/01/2023		10,000	9,525
6.500% due 04/30/2021		30,250	31,233
6.625% due 01/31/2022		21,271	22,015
7.000% due 01/15/2019		15,000	15,844
7.375% due 06/01/2020		10,050	10,929
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		3,000	2,884
5.875% due 06/15/2021		7,250	7,758
6.625% due 10/15/2018		10,150	10,886
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		31,250	34,453
Central Garden and Pet Co.
8.250% due 03/01/2018		7,875	7,698
Cequel Communications Holdings LLC
5.125% due 12/15/2021		10,000	9,425
6.375% due 09/15/2020		30,050	30,951
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	7,000	10,497
Ceridian Corp.
8.875% due 07/15/2019		$7,000	8,085
CGG S.A.
6.500% due 06/01/2021		10,000	10,300
7.750% due 05/15/2017		6,000	6,195
9.500% due 05/15/2016		10,225	10,813
CHC Helicopter S.A.
9.250% due 10/15/2020		12,500	13,531
Chemtura Corp.
5.750% due 07/15/2021		6,500	6,622
Chesapeake Energy Corp.
5.750% due 03/15/2023		17,500	18,112
6.625% due 08/15/2020		8,500	9,541
7.250% due 12/15/2018		11,179	12,968
9.500% due 02/15/2015		40,845	44,470
Cimarex Energy Co.
5.875% due 05/01/2022		7,000	7,455
Cinemark USA, Inc.
7.375% due 06/15/2021		3,875	4,301
Clean Harbors, Inc.
5.125% due 06/01/2021		5,000	5,075
5.250% due 08/01/2020		20,000	20,700
Clear Channel Communications, Inc.
9.000% due 03/01/2021		22,000	22,330
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		61,325	62,789
7.625% due 03/15/2020		58,875	62,070
Clearwater Paper Corp.
7.125% due 11/01/2018		4,925	5,282
CNH Capital LLC
3.875% due 11/01/2015		15,000	15,562
Columbus McKinnon Corp.
7.875% due 02/01/2019		4,050	4,384
CommScope Holding Co., Inc.
6.625% due 06/01/2020 (b)		3,500	3,658
CommScope, Inc.
8.250% due 01/15/2019		31,790	35,009
Community Health Systems, Inc.
5.125% due 08/15/2018		19,050	19,717
7.125% due 07/15/2020		17,000	17,659
8.000% due 11/15/2019		6,000	6,540
Concho Resources, Inc.
5.500% due 04/01/2023		6,000	6,210
6.500% due 01/15/2022		31,000	33,712
7.000% due 01/15/2021		11,900	13,150
CONSOL Energy, Inc.
8.000% due 04/01/2017		10,000	10,575
8.250% due 04/01/2020		40,000	43,500
Constellation Brands, Inc.
4.250% due 05/01/2023		36,875	34,478
6.000% due 05/01/2022		17,200	18,447
7.250% due 05/15/2017		12,000	14,010
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		364	389
7.566% due 09/15/2021		420	436
Continental Resources, Inc.
4.500% due 04/15/2023		15,000	15,225
5.000% due 09/15/2022		20,225	21,034
7.125% due 04/01/2021		4,650	5,295
7.375% due 10/01/2020		6,225	7,034
8.250% due 10/01/2019		5,454	5,986
ConvaTec Finance International S.A.
8.250% due 01/15/2019		35,000	35,919
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		42,000	47,302
10.875% due 12/15/2018	EUR	5,400	8,395
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		$23,250	24,732

Cott Beverages, Inc.
8.125% due 09/01/2018		11,000	11,935
Crown Americas LLC
4.500% due 01/15/2023		12,500	11,750
6.250% due 02/01/2021		9,000	9,810
Crown Castle International Corp.
5.250% due 01/15/2023		43,850	43,192
7.125% due 11/01/2019		4,845	5,245
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	125	184
CSC Holdings LLC
6.750% due 11/15/2021		$20,100	21,758
7.625% due 07/15/2018		45,623	52,409
7.875% due 02/15/2018		15,000	17,212
8.625% due 02/15/2019		16,000	18,840
CST Brands, Inc.
5.000% due 05/01/2023		10,000	9,700
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		40,000	40,700
6.375% due 11/01/2018		21,025	22,116
6.625% due 11/01/2020		27,100	29,200
Del Monte Corp.
7.625% due 02/15/2019		47,640	49,605
Delphi Corp.
5.000% due 02/15/2023		23,800	24,603
Denbury Resources, Inc.
4.625% due 07/15/2023		16,000	14,520
8.250% due 02/15/2020		14,835	16,411
Digicel Group Ltd.
8.250% due 09/30/2020		27,100	28,218
10.500% due 04/15/2018		15,174	16,312
Digicel Ltd.
7.000% due 02/15/2020		3,000	3,045
8.250% due 09/01/2017		44,350	46,346
DineEquity, Inc.
9.500% due 10/30/2018		25,540	28,477
DISH DBS Corp.
5.000% due 03/15/2023		18,750	17,578
5.875% due 07/15/2022		44,900	45,124
6.750% due 06/01/2021		22,500	23,962
7.125% due 02/01/2016		25,000	27,750
7.875% due 09/01/2019		19,650	22,548
DJO Finance LLC
7.750% due 04/15/2018		21,950	22,444
8.750% due 03/15/2018		4,750	5,237
9.750% due 10/15/2017		14,000	14,315
9.875% due 04/15/2018		7,050	7,614
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		12,500	13,375
Eagle Spinco, Inc.
4.625% due 02/15/2021		30,000	29,512
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		21,500	22,548
El Paso LLC
7.000% due 06/15/2017		25,000	28,381
7.250% due 06/01/2018		9,250	10,602
7.750% due 01/15/2032		57,865	58,892
7.800% due 08/01/2031		43,466	44,227
8.050% due 10/15/2030		5,683	5,779
Endo Finance Co.
5.750% due 01/15/2022		22,500	22,669
Endo Health Solutions, Inc.
7.000% due 07/15/2019		17,425	18,732
7.000% due 12/15/2020		8,000	8,600
7.250% due 01/15/2022		2,230	2,397
Enterprise Products Operating LLC
8.375% due 08/01/2066		15,000	16,630
Envision Healthcare Corp.
8.125% due 06/01/2019		14,339	15,612
Era Group, Inc.
7.750% due 12/15/2022		13,250	13,714
First Data Corp.
6.750% due 11/01/2020		29,000	30,305
7.375% due 06/15/2019		16,250	17,387
8.250% due 01/15/2021		44,290	47,335
12.625% due 01/15/2021		8,000	9,430
First Quality Finance Co., Inc.
4.625% due 05/15/2021		20,000	19,100
Florida East Coast Railway Corp.
8.125% due 02/01/2017		9,900	10,383
FMG Resources Pty. Ltd.
6.875% due 02/01/2018		6,900	7,280
6.875% due 04/01/2022		35,000	38,325
7.000% due 11/01/2015		5,149	5,352
8.250% due 11/01/2019		29,500	33,224

Ford Motor Co.
9.215% due 09/15/2021		2,700	3,449
Forest Laboratories, Inc.
5.000% due 12/15/2021		23,500	23,647
Forest Oil Corp.
7.250% due 06/15/2019		6,397	6,261
FQM Akubra, Inc.
7.500% due 06/01/2021		2,000	2,100
8.750% due 06/01/2020		20,000	21,800
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019		10,875	11,799
5.750% due 02/15/2021		1,500	1,598
5.875% due 01/31/2022		13,250	14,045
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		7,900	8,769
Gardner Denver, Inc.
6.875% due 08/15/2021		41,250	41,353
General Cable Corp.
6.500% due 10/01/2022		23,500	23,147
Geo Group, Inc.
5.125% due 04/01/2023		10,850	10,091
6.625% due 02/15/2021		9,250	9,828
GLP Capital LP
5.375% due 11/01/2023		14,000	13,825
Graphic Packaging International, Inc.
7.875% due 10/01/2018		17,850	19,434
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	18,300	18,125
Griffey Intermediate, Inc.
7.000% due 10/15/2020		$28,000	22,470
Griffon Corp.
7.125% due 04/01/2018		12,042	12,825
Grifols, Inc.
8.250% due 02/01/2018		24,475	26,127
H&E Equipment Services, Inc.
7.000% due 09/01/2022		10,000	10,950
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		75,000	72,750
HCA Holdings, Inc.
6.250% due 02/15/2021		20,000	20,975
7.750% due 05/15/2021		30,717	33,635
HCA, Inc.
4.750% due 05/01/2023		51,000	48,067
5.875% due 03/15/2022		50,000	51,750
5.875% due 05/01/2023		33,250	32,917
6.500% due 02/15/2016		850	932
6.500% due 02/15/2020		68,195	75,100
7.250% due 09/15/2020		27,975	30,563
7.500% due 02/15/2022		69,350	76,285
7.875% due 02/15/2020		7,445	8,013
8.000% due 10/01/2018		14,750	17,460
8.360% due 04/15/2024		3,000	3,315
HD Supply, Inc.
7.500% due 07/15/2020		52,400	56,723
8.125% due 04/15/2019		50,120	56,072
11.000% due 04/15/2020		25,000	29,750
Headwaters, Inc.
7.625% due 04/01/2019		25,668	27,786
Health Management Associates, Inc.
7.375% due 01/15/2020		36,894	41,460
Healthcare Technology Intermediate, Inc.
7.375% due 09/01/2018		17,575	18,366
Hecla Mining Co.
6.875% due 05/01/2021		6,400	6,176
Hertz Corp.
5.875% due 10/15/2020		10,175	10,595
6.250% due 10/15/2022		10,750	11,153
6.750% due 04/15/2019		56,550	61,215
7.375% due 01/15/2021		21,000	23,152
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		36,625	37,724
8.875% due 02/01/2018		25,000	26,094
9.000% due 11/15/2020		25,000	25,062
Hiland Partners LP
7.250% due 10/01/2020		10,375	11,179
Hilton Worldwide Finance LLC
5.625% due 10/15/2021		32,000	33,260
HJ Heinz Finance Co.
7.125% due 08/01/2039		15,200	15,694
Hologic, Inc.
6.250% due 08/01/2020		25,000	26,500
Hospira, Inc.
5.200% due 08/12/2020		950	986
5.600% due 09/15/2040		2,000	1,829
5.800% due 08/12/2023		6,250	6,458

Host Hotels & Resorts LP
5.250% due 03/15/2022		21,940	22,878
6.000% due 10/01/2021		14,000	15,248
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		11,200	12,180
7.625% due 06/15/2021		11,675	13,076
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		5,255	5,702
7.125% due 03/15/2021		8,500	9,371
Huntsman International LLC
4.875% due 11/15/2020		24,250	24,007
8.625% due 03/15/2020		4,550	5,056
8.625% due 03/15/2021		29,350	33,312
Hyva Global BV
8.625% due 03/24/2016		9,350	9,490
IASIS Healthcare LLC
8.375% due 05/15/2019		22,000	23,430
Igloo Holdings Corp.
8.250% due 12/15/2017 (b)		11,075	11,297
Immucor, Inc.
11.125% due 08/15/2019		16,100	18,193
IMS Health, Inc.
6.000% due 11/01/2020		22,902	24,391
12.500% due 03/01/2018		2,000	2,375
Ineos Finance PLC
7.500% due 05/01/2020		20,675	22,768
8.375% due 02/15/2019		11,200	12,502
INEOS Group Holdings S.A.
6.125% due 08/15/2018		8,950	9,017
6.500% due 08/15/2018	EUR	13,500	19,083
Infor U.S., Inc.
9.375% due 04/01/2019		$2,875	3,249
Inmarsat Finance PLC
7.375% due 12/01/2017		4,750	4,964
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		18,625	17,787
6.625% due 12/15/2022		8,000	8,280
7.250% due 04/01/2019		27,495	29,832
7.250% due 10/15/2020		80,000	87,900
7.500% due 04/01/2021		15,000	16,612
8.500% due 11/01/2019		7,000	7,665
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		3,500	3,736
7.750% due 06/01/2021		27,600	29,704
8.125% due 06/01/2023		30,000	32,287
Interactive Data Corp.
10.250% due 08/01/2018		20,830	22,939
Interline Brands, Inc.
7.500% due 11/15/2018		6,900	7,331
10.000% due 11/15/2018 (b)		2,500	2,744
inVentiv Health, Inc.
11.000% due 08/15/2018		3,500	3,115
Iron Mountain, Inc.
5.750% due 08/15/2024		15,750	14,687
J. Crew Group, Inc.
8.125% due 03/01/2019		7,500	7,913
Jaguar Holding Co.
9.375% due 10/15/2017 (b)		7,450	7,916
9.500% due 12/01/2019		18,500	20,905
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		2,000	2,010
7.750% due 05/15/2018		4,125	4,460
8.125% due 05/15/2018	GBP	3,000	5,393
8.125% due 05/15/2021		$20,000	22,850
Jarden Corp.
7.500% due 05/01/2017		5,066	5,889
7.500% due 01/15/2020		10,000	10,850
7.500% due 01/15/2020	EUR	7,450	11,018
JMC Steel Group
8.250% due 03/15/2018		$26,000	26,325
Kindred Healthcare, Inc.
8.250% due 06/01/2019		9,000	9,630
Kinetic Concepts, Inc.
10.500% due 11/01/2018		35,250	40,714
Kraton Polymers LLC
6.750% due 03/01/2019		10,400	10,998
L Brands, Inc.
5.625% due 02/15/2022		12,650	12,998
6.625% due 04/01/2021		12,250	13,506
7.000% due 05/01/2020		4,975	5,609
Lamar Media Corp.
5.000% due 05/01/2023		11,646	11,122
5.875% due 02/01/2022		8,050	8,292
Land O’ Lakes, Inc.
6.000% due 11/15/2022		13,950	14,438

Laredo Petroleum, Inc.
7.375% due 05/01/2022		14,000	15,260
9.500% due 02/15/2019		14,750	16,557
Lear Corp.
4.750% due 01/15/2023		10,000	9,425
7.875% due 03/15/2018		6,170	6,494
Lender Processing Services, Inc.
5.750% due 04/15/2023		14,885	15,480
Levi Strauss & Co.
6.875% due 05/01/2022		10,000	11,050
Libbey Glass, Inc.
6.875% due 05/15/2020		3,500	3,798
Lightstream Resources Ltd.
8.625% due 02/01/2020		24,350	24,715
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		12,975	14,143
LKQ Corp.
4.750% due 05/15/2023		10,000	9,325
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		16,000	11,960
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		12,000	11,079
Manitowoc Co., Inc.
8.500% due 11/01/2020		32,405	36,942
9.500% due 02/15/2018		3,984	4,208
Masonite International Corp.
8.250% due 04/15/2021		49,031	54,179
MCE Finance Ltd.
5.000% due 02/15/2021		25,000	24,437
MGM Resorts International
6.625% due 12/15/2021		34,050	36,050
6.750% due 10/01/2020		15,750	16,892
6.875% due 04/01/2016		6,085	6,724
7.500% due 06/01/2016		25,000	28,125
7.625% due 01/15/2017		30,000	34,275
7.750% due 03/15/2022		29,375	32,973
8.625% due 02/01/2019		15,000	17,662
Michael Foods Group, Inc.
9.750% due 07/15/2018		43,795	47,846
Michaels Stores, Inc.
7.750% due 11/01/2018		17,500	19,075
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		9,700	10,597
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		10,800	11,421
Mueller Water Products, Inc.
7.375% due 06/01/2017		10,000	10,300
8.750% due 09/01/2020		5,980	6,728
MultiPlan, Inc.
9.875% due 09/01/2018		28,179	31,138
Murphy Oil USA, Inc.
6.000% due 08/15/2023		18,100	18,281
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	6,000	8,989
8.875% due 12/01/2018		$25,000	27,000
NBTY, Inc.
9.000% due 10/01/2018		20,500	22,576
NCR Corp.
4.625% due 02/15/2021		1,500	1,444
5.000% due 07/15/2022		10,150	9,706
NCR Escrow Corp.
6.375% due 12/15/2023		14,750	15,137
NeuStar, Inc.
4.500% due 01/15/2023		7,000	6,353
Newfield Exploration Co.
5.625% due 07/01/2024		2,500	2,500
6.875% due 02/01/2020		28,250	30,404
7.125% due 05/15/2018		11,495	11,966
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		7,500	7,631
Nielsen Finance LLC
4.500% due 10/01/2020		30,000	29,325
7.750% due 10/15/2018		25,000	27,125
Nokia OYJ
5.375% due 05/15/2019		6,500	6,776
Novasep Holding S.A.S.
8.000% due 12/15/2016		8,070	7,691
Novelis, Inc.
8.375% due 12/15/2017		16,500	17,645
8.750% due 12/15/2020		56,825	63,502
Oasis Petroleum, Inc.
6.500% due 11/01/2021		11,000	11,825
6.875% due 03/15/2022		5,000	5,325
6.875% due 01/15/2023		14,000	14,980
OGX Austria GmbH
8.375% due 04/01/2022 ^		14,600	1,241
8.500% due 06/01/2018 ^		35,250	2,996

Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		10,061	11,168
10.000% due 06/15/2018	EUR	12,330	18,828
Orion Engineered Carbons Finance & Co. S.C.A.
9.250% due 08/01/2019 (b)		$12,550	13,178
Oshkosh Corp.
8.250% due 03/01/2017		3,750	3,952
8.500% due 03/01/2020		3,425	3,802
Pactiv LLC
7.950% due 12/15/2025		10,972	10,341
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		13,870	14,407
Party City Holdings, Inc.
8.875% due 08/01/2020		15,485	17,421
Peabody Energy Corp.
6.000% due 11/15/2018		18,250	19,527
6.250% due 11/15/2021		34,900	35,423
6.500% due 09/15/2020		13,500	14,276
7.875% due 11/01/2026		2,985	3,045
Penske Automotive Group, Inc.
5.750% due 10/01/2022		8,500	8,734
Perstorp Holding AB
8.750% due 05/15/2017		38,835	41,942
9.000% due 05/15/2017	EUR	4,950	7,389
11.000% due 08/15/2017		$23,950	25,626
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		42,315	45,594
Petco Holdings, Inc.
8.500% due 10/15/2017 (b)		30,450	31,211
PHH Corp.
6.375% due 08/15/2021		11,250	11,306
9.250% due 03/01/2016		5,900	6,741
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		10,000	10,950
Pinnacle Entertainment, Inc.
7.500% due 04/15/2021		54,000	58,860
7.750% due 04/01/2022		18,000	19,710
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		20,000	19,000
Plains Exploration & Production Co.
6.125% due 06/15/2019		7,000	7,658
6.625% due 05/01/2021		10,000	10,967
6.750% due 02/01/2022		20,000	22,033
6.875% due 02/15/2023		10,000	11,200
7.625% due 04/01/2020		22,000	24,281
Ply Gem Industries, Inc.
8.250% due 02/15/2018		24,977	26,725
9.375% due 04/15/2017		1,800	1,953
Polymer Group, Inc.
7.750% due 02/01/2019		23,010	24,649
Polypore International, Inc.
7.500% due 11/15/2017		17,500	18,539
Post Holdings, Inc.
7.375% due 02/15/2022		15,000	16,125
PQ Corp.
8.750% due 05/01/2018		6,750	7,374
Precision Drilling Corp.
6.500% due 12/15/2021		3,000	3,210
6.625% due 11/15/2020		6,000	6,435
Prestige Brands, Inc.
5.375% due 12/15/2021		16,250	16,494
8.125% due 02/01/2020		10,675	12,009
PVH Corp.
4.500% due 12/15/2022		25,000	23,812
7.375% due 05/15/2020		26,000	28,762
Quebecor Media, Inc.
7.750% due 03/15/2016		9,763	9,909
QVC, Inc.
7.375% due 10/15/2020		2,980	3,213
7.500% due 10/01/2019		8,645	9,319
R&R Ice Cream PLC
8.375% due 11/15/2017	EUR	10,000	14,691
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		$10,000	8,850
Rain CII Carbon LLC
8.000% due 12/01/2018		9,900	10,296
8.250% due 01/15/2021		10,350	10,609
8.500% due 01/15/2021	EUR	3,000	4,210
Range Resources Corp.
5.000% due 08/15/2022		$15,000	14,812
5.000% due 03/15/2023		9,650	9,481
5.750% due 06/01/2021		16,250	17,306
6.750% due 08/01/2020		16,750	18,216
Regal Cinemas Corp.
8.625% due 07/15/2019		3,000	3,233

Regal Entertainment Group
5.750% due 02/01/2025		5,000	4,738
Regency Energy Partners LP
5.500% due 04/15/2023		15,000	14,700
6.500% due 07/15/2021		20,000	21,300
Rexel S.A.
6.125% due 12/15/2019		18,650	19,582
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		53,500	54,837
6.875% due 02/15/2021		16,330	17,677
7.125% due 04/15/2019		25,000	26,750
7.875% due 08/15/2019		16,550	18,370
8.250% due 02/15/2021		38,125	40,889
8.500% due 05/15/2018		36,000	38,160
9.000% due 04/15/2019		34,000	36,635
9.875% due 08/15/2019		52,000	58,110
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		6,465	7,128
Rockies Express Pipeline LLC
5.625% due 04/15/2020		12,050	10,755
6.000% due 01/15/2019		12,250	11,393
6.850% due 07/15/2018		4,000	3,910
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		49,000	50,286
Roofing Supply Group LLC
10.000% due 06/01/2020		8,050	9,097
Ryerson, Inc.
9.000% due 10/15/2017		10,750	11,408
Ryland Group, Inc.
5.375% due 10/01/2022		8,000	7,640
6.625% due 05/01/2020		7,250	7,703
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		20,650	19,411
Sable International Finance Ltd.
8.750% due 02/01/2020		8,150	9,210
Sally Holdings LLC
5.750% due 06/01/2022		17,000	17,765
6.875% due 11/15/2019		9,550	10,601
Samson Investment Co.
10.500% due 02/15/2020		38,500	42,157
SandRidge Energy, Inc.
7.500% due 03/15/2021		15,000	15,787
7.500% due 02/15/2023		12,000	12,240
8.125% due 10/15/2022		16,000	17,040
Sappi Papier Holding GmbH
6.625% due 04/15/2021		5,000	4,950
7.750% due 07/15/2017		7,250	7,975
8.375% due 06/15/2019		5,000	5,506
SBA Communications Corp.
5.625% due 10/01/2019		11,750	12,161
SBA Telecommunications, Inc.
5.750% due 07/15/2020		11,550	12,070
Schaeffler Finance BV
4.750% due 05/15/2021		25,500	25,564
7.750% due 02/15/2017	EUR	43,500	69,467
7.750% due 02/15/2017		$6,000	6,840
8.500% due 02/15/2019		29,040	32,815
8.750% due 02/15/2019	EUR	20,000	31,332
Schaeffler Holding Finance BV
6.875% due 08/15/2018		$17,050	18,158
6.875% due 08/15/2018	EUR	19,800	29,248
Scientific Games Corp.
8.125% due 09/15/2018		$4,750	5,118
Scientific Games International, Inc.
6.250% due 09/01/2020		21,100	21,733
9.250% due 06/15/2019		5,500	5,926
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		6,425	6,955
7.250% due 01/15/2018		3,150	3,292
Sealed Air Corp.
5.250% due 04/01/2023		18,625	18,206
6.875% due 07/15/2033		6,410	6,154
8.125% due 09/15/2019		25,604	28,869
8.375% due 09/15/2021		21,578	24,599
Seneca Gaming Corp.
8.250% due 12/01/2018		7,750	8,370
Sensata Technologies BV
4.875% due 10/15/2023		17,500	16,537
6.500% due 05/15/2019		26,000	28,015
Serta Simmons Holdings LLC
8.125% due 10/01/2020		15,650	17,098
ServiceMaster Co.
7.000% due 08/15/2020		37,550	37,409
8.000% due 02/15/2020		10,000	10,250
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		3,950	4,370

Simmons Foods, Inc.
10.500% due 11/01/2017		5,000	5,338
Sinclair Television Group, Inc.
5.375% due 04/01/2021		14,750	14,602
6.125% due 10/01/2022		19,500	19,792
6.375% due 11/01/2021		6,750	7,020
SIWF Merger Sub, Inc.
6.250% due 06/01/2021		23,850	24,118
SM Energy Co.
6.500% due 01/01/2023		4,000	4,215
Smithfield Foods, Inc.
6.625% due 08/15/2022		28,000	29,820
7.750% due 07/01/2017		21,762	25,625
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,600	6,153
Snoqualmie Entertainment Authority
4.147% due 02/01/2014		10,404	10,352
9.125% due 02/01/2015		6,588	6,534
Softbank Corp.
4.500% due 04/15/2020		24,050	23,569
Sonat, Inc.
7.000% due 02/01/2018		12,024	13,100
Sophia LP
9.750% due 01/15/2019		30,000	33,375
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020		6,150	6,581
6.625% due 11/15/2022		18,650	19,886
Spectrum Brands, Inc.
6.750% due 03/15/2020		10,000	10,813
SPX Corp.
6.875% due 09/01/2017		13,675	15,521
Steel Dynamics, Inc.
5.250% due 04/15/2023		575	578
6.125% due 08/15/2019		10,075	10,957
6.375% due 08/15/2022		6,450	6,998
7.625% due 03/15/2020		6,000	6,533
STHI Holding Corp.
8.000% due 03/15/2018		25,485	27,396
Studio City Finance Ltd.
8.500% due 12/01/2020		25,250	28,091
Suburban Propane Partners LP
7.375% due 03/15/2020		3,950	4,246
7.375% due 08/01/2021		2,410	2,639
7.500% due 10/01/2018		5,000	5,388
Sun Products Corp.
7.750% due 03/15/2021		23,700	20,974
SunGard Data Systems, Inc.
6.625% due 11/01/2019		12,500	13,188
7.625% due 11/15/2020		25,000	27,375
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	15,500	23,349
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	3,800	4,452
7.000% due 12/31/2017	EUR	675	982
7.000% due 12/31/2017	CHF	7,750	9,187
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$13,125	14,405
T-Mobile USA, Inc.
6.731% due 04/28/2022		14,900	15,589
6.836% due 04/28/2023		9,175	9,553
Taminco Global Chemical Corp.
9.750% due 03/31/2020		22,000	25,080
Teleflex, Inc.
6.875% due 06/01/2019		10,500	11,078
Tenet Healthcare Corp.
4.375% due 10/01/2021		15,000	14,175
4.500% due 04/01/2021		25,500	24,257
4.750% due 06/01/2020		2,000	1,965
6.000% due 10/01/2020		19,175	20,050
8.000% due 08/01/2020		30,500	33,207
8.125% due 04/01/2022		15,000	16,200
Terex Corp.
6.000% due 05/15/2021		21,000	21,814
6.500% due 04/01/2020		2,325	2,499
Tesoro Logistics LP
5.875% due 10/01/2020		5,500	5,651
TMS International Corp.
7.625% due 10/15/2021		7,000	7,490
Tomkins LLC
9.000% due 10/01/2018		25,230	27,753
Townsquare Radio LLC
9.000% due 04/01/2019		6,500	7,069
TransDigm, Inc.
5.500% due 10/15/2020		22,625	22,229
7.500% due 07/15/2021		4,000	4,320
7.750% due 12/15/2018		60,750	65,458

TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (b)		22,115	23,442
9.625% due 06/15/2018		25,500	27,540
TransUnion LLC
11.375% due 06/15/2018		56,750	62,141
TreeHouse Foods, Inc.
7.750% due 03/01/2018		11,650	12,233
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		17,925	18,597
Triumph Group, Inc.
4.875% due 04/01/2021		17,000	16,575
8.625% due 07/15/2018		17,675	19,177
Tronox Finance LLC
6.375% due 08/15/2020		13,750	14,094
Truven Health Analytics, Inc.
10.625% due 06/01/2020		25,000	28,406
TRW Automotive, Inc.
7.250% due 03/15/2017		10,000	11,525
U.S. Coatings Acquisition, Inc.
7.375% due 05/01/2021		16,050	17,194
United Rentals North America, Inc.
5.750% due 07/15/2018		2,000	2,148
6.125% due 06/15/2023		8,425	8,594
7.375% due 05/15/2020		21,250	23,667
7.625% due 04/15/2022		36,400	40,631
8.250% due 02/01/2021		17,060	19,320
8.375% due 09/15/2020		20,000	22,400
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	30,000	42,617
5.500% due 01/15/2023		$15,000	14,625
5.750% due 01/15/2023	EUR	7,500	10,681
7.500% due 03/15/2019		$9,250	10,106
7.500% due 03/15/2019	EUR	5,050	7,590
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		7,700	12,350
Univision Communications, Inc.
5.125% due 05/15/2023		$10,000	10,038
6.750% due 09/15/2022		35,000	38,500
6.875% due 05/15/2019		25,425	27,300
7.875% due 11/01/2020		26,000	28,697
8.500% due 05/15/2021		42,000	46,410
UPC Holding BV
6.375% due 09/15/2022	EUR	41,000	58,237
8.375% due 08/15/2020		25,000	38,004
9.875% due 04/15/2018		$2,000	2,150
UPCB Finance Ltd.
6.375% due 07/01/2020	EUR	20,000	29,612
6.625% due 07/01/2020		$10,750	11,476
6.875% due 01/15/2022		19,475	20,790
7.250% due 11/15/2021		10,550	11,500
7.625% due 01/15/2020	EUR	27,250	40,727
USG Corp.
6.300% due 11/15/2016		$500	539
7.875% due 03/30/2020		12,525	14,153
8.375% due 10/15/2018		250	273
Valeant Pharmaceuticals International, Inc.
5.625% due 12/01/2021		18,800	18,941
6.375% due 10/15/2020		16,250	17,205
6.750% due 10/01/2017		7,500	8,025
6.750% due 08/15/2021		35,750	38,074
6.875% due 12/01/2018		12,000	12,900
7.000% due 10/01/2020		45,670	49,438
7.250% due 07/15/2022		21,450	23,193
VeriSign, Inc.
4.625% due 05/01/2023		15,100	14,496
Videotron Ltd.
5.000% due 07/15/2022		20,000	19,650
9.125% due 04/15/2018		1,769	1,857
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		15,000	16,331
VWR Funding, Inc.
7.250% due 09/15/2017		28,282	30,474
Warner Chilcott Co. LLC
7.750% due 09/15/2018		65,000	70,687
Welltec A/S
8.000% due 02/01/2019		10,500	11,183
WESCO Distribution, Inc.
5.375% due 12/15/2021		4,000	4,010
Whiting Petroleum Corp.
5.750% due 03/15/2021		19,750	20,491
6.500% due 10/01/2018		10,675	11,396
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		20,000	21,150
Windstream Corp.
7.750% due 10/15/2020		28,485	30,372
7.750% due 10/01/2021		15,900	16,933
7.875% due 11/01/2017		6,500	7,459

Wolverine World Wide, Inc.
6.125% due 10/15/2020	8,500	9,138
Wynn Las Vegas LLC
4.250% due 05/30/2023	5,500	5,163
5.375% due 03/15/2022	28,000	28,420
7.750% due 08/15/2020	25,000	28,187
Wynn Macau Ltd.
5.250% due 10/15/2021	14,250	14,303
Zayo Group LLC
8.125% due 01/01/2020	13,250	14,575

		11,094,512

UTILITIES 9.3%
Access Midstream Partners LP
4.875% due 05/15/2023	18,500	17,945
6.125% due 07/15/2022	8,750	9,406
AES Corp.
7.375% due 07/01/2021	28,025	31,738
7.750% due 03/01/2014	632	639
7.750% due 10/15/2015	5,061	5,618
8.000% due 10/15/2017	12,740	15,033
8.000% due 06/01/2020	20,980	24,651
9.750% due 04/15/2016	30,000	35,475
Athlon Holdings LP
7.375% due 04/15/2021	9,750	10,286
Atlas Pipeline Partners LP
5.875% due 08/01/2023	8,000	7,660
6.625% due 10/01/2020	7,250	7,613
Calpine Corp.
7.500% due 02/15/2021	35,785	39,229
7.875% due 07/31/2020	32,398	35,638
7.875% due 01/15/2023	8,991	9,868
Chesapeake Oilfield Operating LLC
6.625% due 11/15/2019	7,000	7,368
Covanta Holding Corp.
6.375% due 10/01/2022	6,500	6,699
7.250% due 12/01/2020	8,840	9,691
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	22,800	23,712
10.000% due 12/01/2020	69,270	73,833
12.250% due 03/01/2022	6,975	8,231
EP Energy LLC
6.875% due 05/01/2019	7,850	8,488
9.375% due 05/01/2020	55,755	64,606
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	16,289	17,063
Frontier Communications Corp.
7.125% due 03/15/2019	31,500	34,099
7.450% due 07/01/2035	6,144	5,222
8.500% due 04/15/2020	4,875	5,484
9.000% due 08/15/2031	17,000	16,915
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016	27,500	29,675
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	17,500	18,178
MarkWest Energy Partners LP
4.500% due 07/15/2023	22,750	21,442
5.500% due 02/15/2023	13,500	13,669
6.500% due 08/15/2021	1,430	1,544
6.750% due 11/01/2020	7,305	7,962
MetroPCS Wireless, Inc.
6.250% due 04/01/2021	18,250	19,003
6.625% due 11/15/2020	33,075	35,184
6.625% due 04/01/2023	40,000	41,450
Midwest Generation LLC
8.560% due 01/02/2016 ^	17,769	20,346
NGPL PipeCo LLC
7.119% due 12/15/2017	10,851	9,874
9.625% due 06/01/2019	25,000	24,562
NRG Energy, Inc.
6.625% due 03/15/2023	33,700	34,121
7.625% due 01/15/2018	31,500	36,067
7.875% due 05/15/2021	19,000	21,138
8.250% due 09/01/2020	44,150	49,117
8.500% due 06/15/2019	1,050	1,126
NSG Holdings LLC
7.750% due 12/15/2025	29,213	31,258
Red Oak Power LLC
8.540% due 11/30/2019	17,930	19,185
9.200% due 11/30/2029	3,795	4,193
Sabine Oil & Gas LLC
9.750% due 02/15/2017	17,500	18,288

Sprint Capital Corp.
6.875% due 11/15/2028		27,375	25,938
6.900% due 05/01/2019		90,000	98,775
8.750% due 03/15/2032		55,110	59,381
Sprint Communications, Inc.
6.000% due 11/15/2022		70,455	69,046
7.000% due 03/01/2020		22,000	24,640
8.375% due 08/15/2017		15,250	17,728
9.000% due 11/15/2018		23,750	28,678
Sprint Corp.
7.125% due 06/15/2024		18,000	18,315
7.250% due 09/15/2021		10,825	11,664
7.875% due 09/15/2023		19,125	20,607
Targa Resources Partners LP
4.250% due 11/15/2023		16,000	14,400
5.250% due 05/01/2023		16,000	15,580
6.375% due 08/01/2022		4,125	4,383
6.875% due 02/01/2021		18,150	19,602
7.875% due 10/15/2018		500	540
Tenaska Alabama Partners LP
7.000% due 06/30/2021		21,239	22,832
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	28,000	264
1.850% due 07/28/2014		28,000	264
4.100% due 05/29/2015		3,000	29
tw telecom Holdings, Inc.
5.375% due 10/01/2022		$1,500	1,478
VimpelCom Holdings BV
7.504% due 03/01/2022		12,500	13,089

			1,456,825

Total Corporate Bonds & Notes (Cost $13,241,053)			14,014,090

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.750% due 09/01/2017		965	971
9.750% due 09/01/2022		1,375	1,381
9.750% due 09/01/2027		2,170	2,142
9.750% due 09/01/2032		3,480	3,333

Total Municipal Bonds & Notes (Cost $7,603)			7,827

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
1.375% due 06/30/2018 (i)		100,000	99,215

Total U.S. Treasury Obligations (Cost $100,260)			99,215

MORTGAGE-BACKED SECURITIES 0.5%
American Home Mortgage Investment Trust
1.849% due 09/25/2045		615	570
Banc of America Funding Corp.
2.745% due 11/20/2035 ^		326	303
Banc of America Mortgage Trust
2.932% due 02/25/2036 ^		235	201
BCAP LLC Trust
0.335% due 01/25/2037 ^		1,038	758
Bear Stearns Adjustable Rate Mortgage Trust
2.401% due 02/25/2036 ^		334	234
2.547% due 01/25/2035		185	180
Bear Stearns Alt-A Trust
4.387% due 11/25/2036 ^		4,768	3,656
Citigroup Mortgage Loan Trust, Inc.
2.591% due 07/25/2046 ^		538	428
2.825% due 03/25/2034		129	129
Countrywide Alternative Loan Trust
0.335% due 01/25/2037 ^		354	287
0.377% due 03/20/2046		510	369
0.395% due 08/25/2046		222	20
0.415% due 09/25/2046 ^		672	146
0.415% due 10/25/2046 ^		237	90
0.425% due 07/25/2035		221	191
0.435% due 05/25/2036 ^		138	49
0.935% due 11/25/2035		603	513
4.884% due 10/25/2035 ^		202	169
5.750% due 03/25/2037 ^		343	282
6.500% due 11/25/2037		792	656
6.985% due 07/25/2036 (a)		16,071	3,945
Countrywide Home Loan Mortgage Pass-Through Trust
0.465% due 04/25/2046 ^		232	94
2.620% due 03/25/2037 ^		249	169
2.640% due 04/20/2036 ^		243	193
2.726% due 09/25/2047 ^		353	295
5.085% due 02/20/2036 ^		333	293

CSMC Mortgage-Backed Trust
6.000% due 10/25/2021 ^	28	27
Deutsche ALT-A Securities, Inc.
5.031% due 10/25/2035	261	228
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	434	323
5.886% due 10/25/2036 ^	434	323
Downey Savings & Loan Association Mortgage Loan Trust
0.486% due 07/19/2045 ^	210	25
First Horizon Alternative Mortgage Securities
2.230% due 10/25/2034	78	76
Greenpoint Mortgage Funding Trust
0.365% due 10/25/2046	685	422
0.365% due 12/25/2046 ^	491	234
0.435% due 04/25/2036 ^	141	46
GSR Mortgage Loan Trust
0.425% due 08/25/2046	638	182
2.598% due 04/25/2035	44	42
2.627% due 01/25/2036 ^	794	746
HarborView Mortgage Loan Trust
2.665% due 08/19/2036 ^	2,853	2,150
5.027% due 08/19/2036 ^	228	190
Impac CMB Trust
0.905% due 11/25/2034	39	37
IndyMac Mortgage Loan Trust
0.375% due 05/25/2046	265	224
0.435% due 06/25/2037 ^	406	131
2.580% due 01/25/2036	275	225
4.644% due 09/25/2035 ^	127	7
JPMorgan Mortgage Trust
6.000% due 08/25/2037 ^	720	638
Lehman XS Trust
0.395% due 06/25/2046 ^	16	0
0.395% due 08/25/2046 ^	44	3
0.405% due 09/25/2046 ^	105	7
0.405% due 11/25/2046	195	23
Luminent Mortgage Trust
0.345% due 12/25/2036	415	305
MASTR Adjustable Rate Mortgages Trust
0.375% due 04/25/2046	872	650
0.465% due 05/25/2047 ^	711	330
0.505% due 05/25/2047 ^	533	152
Merrill Lynch Mortgage-Backed Securities Trust
4.627% due 04/25/2037 ^	643	529
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	365	365
Residential Accredit Loans, Inc. Trust
0.395% due 05/25/2037 ^	313	50
3.534% due 09/25/2035 ^	314	243
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	1,432	1,259
Sequoia Mortgage Trust
2.414% due 01/20/2047 ^	358	306
Structured Adjustable Rate Mortgage Loan Trust
1.849% due 10/25/2037 ^	250	157
2.267% due 09/25/2036 ^	588	369
2.523% due 03/25/2034	75	75
2.527% due 11/25/2035 ^	276	211
5.038% due 05/25/2036	700	643
Structured Asset Mortgage Investments Trust
0.375% due 05/25/2046	1,749	1,385
0.385% due 09/25/2047	60,479	45,958
0.416% due 07/19/2035	112	107
0.425% due 05/25/2046 ^	193	39
0.445% due 02/25/2036	278	216
0.465% due 08/25/2036	900	318
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	385	288
WaMu Mortgage Pass-Through Certificates
0.385% due 07/25/2046 ^	58	3
0.575% due 12/25/2045	411	373
2.127% due 04/25/2037	442	349
Washington Mutual MSC Mortgage Pass-Through Certificates
0.905% due 04/25/2047 ^	108	11
1.079% due 07/25/2046 ^	86	49

Total Mortgage-Backed Securities (Cost $45,323)		75,269

ASSET-BACKED SECURITIES 0.0%
Carrington Mortgage Loan Trust
0.315% due 08/25/2036	850	505
Countrywide Asset-Backed Certificates
5.427% due 10/25/2046	84	69

GSAA Home Equity Trust
0.465% due 05/25/2047		538	383
MASTR Asset-Backed Securities Trust
0.375% due 11/25/2036		2,581	1,130
Morgan Stanley Mortgage Loan Trust
0.525% due 04/25/2037		473	266
5.750% due 04/25/2037 ^		99	79
6.000% due 07/25/2047 ^		233	186
NovaStar Mortgage Funding Trust
0.265% due 03/25/2037		96	45

Total Asset-Backed Securities (Cost $2,606)			2,663

SOVEREIGN ISSUES 0.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	155,600	62,511

Total Sovereign Issues (Cost $74,996)			62,511

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Local Insight Media Holdings, Inc. (e)		6,323	267

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(e)		170,260	491
NVHL S.A. ‘B’ (c)(e)		170,260	492
NVHL S.A. ‘C’ (c)(e)		170,260	492
NVHL S.A. ‘D’ (c)(e)		170,260	492
NVHL S.A. ‘E’ (c)(e)		170,260	492
NVHL S.A. ‘F’ (c)(e)		170,260	492
NVHL S.A. ‘G’ (c)(e)		170,260	492
NVHL S.A. ‘H’ (c)(e)		170,260	492
NVHL S.A. ‘I’ (c)(e)		170,260	492
NVHL S.A. ‘J’ (c)(e)		170,260	492

			4,919

Total Common Stocks (Cost $5,538)			5,186

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% due 12/31/2049 (d)		25,550	28,233

Total Convertible Preferred Securities (Cost $17,904)			28,233

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Ally Financial, Inc.
7.000% due 01/30/2014 (d)		40,500	38,884
GMAC Capital Trust
8.125% due 02/15/2040		900,000	24,066

Total Preferred Securities (Cost $60,764)			62,950

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (f) 0.1%			14,111

Total Short-Term Instruments (Cost $14,111)			14,111

Total Investments in Securities (Cost $13,688,700)			14,490,071

INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio		14,042,549	140,496
PIMCO Short-Term Floating NAV Portfolio III		85,025,995	849,324

Total Short-Term Instruments (Cost $991,022)	989,820

Total Investments in Affiliates (Cost $991,022)	989,820

Total Investments 98.9% (Cost $14,679,722)	$15,479,891
Financial Derivative Instruments (g)(h) (0.1%) (Cost or Premiums, net $(8,883))	(14,954)
Other Assets and Liabilities, net 1.2%	194,766

Net Assets 100.0%	$15,659,703

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	0.000%		11/18/2011	$0	$267	0.00%
NVHL S.A. ‘A’	0.000%		03/09/2012	553	491	0.00%
NVHL S.A. ‘B’	0.000%		03/09/2012	553	492	0.00%
NVHL S.A. ‘C’	0.000%		03/09/2012	554	492	0.00%
NVHL S.A. ‘D’	0.000%		03/09/2012	554	492	0.00%
NVHL S.A. ‘E’	0.000%		03/09/2012	554	492	0.00%
NVHL S.A. ‘F’	0.000%		03/09/2012	554	492	0.00%
NVHL S.A. ‘G’	0.000%		03/09/2012	554	492	0.00%
NVHL S.A. ‘H’	0.000%		03/09/2012	554	492	0.00%
NVHL S.A. ‘I’	0.000%		03/09/2012	554	492	0.00%
NVHL S.A. ‘J’	0.000%		03/09/2012	554	492	0.00%

				$5,538	$5,186	0.00%

Borrowings and Other Financing Transactions

As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended December 31, 2013 was $23,519 at a weighted average interest rate of (0.762%).

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$8,800	U.S. Treasury Notes 0.500% due 07/31/2017	$(8,991)	$8,800	$8,800
SSB	0.000%	12/31/2013	01/02/2014	5,311	Freddie Mac 2.000% due 01/30/2023	(5,419)	5,311	5,311

Total Repurchase Agreements						$(14,410)	$14,111	$14,111

(1)	Includes accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-16 5-Year Index	5.000%	06/20/2016	$115,200	$10,477	$8,217	$151	$0
CDX.HY-18 5-Year Index	5.000%	06/20/2017	79,695	7,897	8,311	167	0
CDX.HY-19 5-Year Index	5.000%	12/20/2017	70,000	7,145	7,275	169	0
CDX.HY-20 5-Year Index	5.000%	06/20/2018	150,000	14,521	5,947	440	0

				$40,040	$29,750	$927	$0

Total Swap Agreements				$40,040	$29,750	$927	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $15,280 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	1,761		$2,431	$9	$0
	01/2014	GBP	977		1,600	0	(18)
BRC	01/2014	EUR	1,762		2,399	0	(25)
	01/2014	GBP	160,187		259,209	0	(6,052)
	01/2014		$3,072	EUR	2,258	34	0
CBK	01/2014	EUR	259,880		$351,104	4	(6,416)
	01/2014		$160,802	EUR	116,817	17	(114)
	02/2014	EUR	114,047		$157,005	113	0
	02/2014		$1,507	EUR	1,098	4	0
	03/2014	CAD	12,770		$12,032	33	0
DUB	01/2014		$263,996	GBP	161,164	2,883	0
	02/2014	GBP	161,164		$263,938	0	(2,884)
	02/2014		$307	CHF	271	0	(3)
	02/2014		5,862	EUR	4,275	19	0
FBF	01/2014	BRL	88,012		$37,570	265	0
	01/2014	EUR	261,947		354,275	0	(6,086)
	01/2014		$37,500	BRL	88,012	0	(195)
	02/2014	BRL	88,012		$37,207	201	0
	02/2014		$120	CHF	107	0	0
HUS	01/2014		3,716	EUR	2,710	12	0
JPM	01/2014	EUR	1,711		$2,359	5	0
	01/2014	GBP	773		1,277	0	(3)
	01/2014		$5,611	EUR	4,080	2	0
MSC	01/2014	BRL	88,012		$37,319	13	0
	01/2014		$37,570	BRL	88,012	0	(265)
UAG	01/2014		538,208	EUR	393,859	3,623	0
	02/2014	CHF	20,649		$22,405	0	(750)
	02/2014	EUR	393,859		538,214	0	(3,610)
WST	01/2014		$2,900	EUR	2,155	65	0

Total Forward Foreign Currency Contracts						$7,302	$(26,421)

Swap Agreements:

Credit Default Swaps on Corporate and Loan Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	SLM Corp.	5.000%	09/20/2014	0.329%	$18,650	$(2,611)	$3,279	$668	$0
BRC	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.237%	2,000	(230)	303	73	0
CBK	ARAMARK Corp.	5.000%	03/20/2014	0.251%	5,100	(139)	201	62	0
	Biomet, Inc.	6.500%	06/20/2014	0.307%	3,000	0	95	95	0
	Community Health Systems, Inc.	5.000%	09/20/2014	0.385%	2,900	(261)	364	103	0
	SunGard Data Systems, Inc.	5.000%	03/20/2014	0.237%	4,000	(261)	310	49	0
DUB	SLM Corp.	5.000%	09/20/2014	0.329%	2,000	(225)	296	71	0
FBF	AES Corp.	5.000%	06/20/2014	0.196%	4,100	(246)	347	101	0
HCA, Inc.		5.000%	06/20/2014	0.662%	9,600	(1,049)	1,263	214	0
GST	El Paso LLC	5.000%	09/20/2014	0.270%	30,325	(2,881)	3,980	1,099	0
JPM	Biomet, Inc.	8.000%	03/20/2014	0.307%	4,000	0	79	79	0
MYC	SLM Corp.	5.000%	06/20/2014	0.329%	6,000	(1,020)	1,164	144	0
RYL	AES Corp.	5.000%	12/20/2014	0.273%	5,000	20	220	240	0
UAG	AES Corp.	5.000%	12/20/2014	0.273%	5,000	20	220	240	0

						$(8,883)	$12,121	$3,238	$0

Total Swap Agreements						$(8,883)	$12,121	$3,238	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(i)	Securities with an aggregate market value of $20,582 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$115,491	$2,525	$118,016
Corporate Bonds & Notes
Banking & Finance	0	1,462,753	0	1,462,753
Industrials	0	11,093,688	824	11,094,512
Utilities	0	1,436,479	20,346	1,456,825
Municipal Bonds & Notes
California	0	7,827	0	7,827
U.S. Treasury Obligations	0	99,215	0	99,215
Mortgage-Backed Securities	0	75,269	0	75,269
Asset-Backed Securities	0	2,663	0	2,663
Sovereign Issues	0	62,511	0	62,511
Common Stocks
Consumer Discretionary	0	0	267	267
Health Care	0	0	4,919	4,919
Convertible Preferred Securities
Banking & Finance	28,233	0	0	28,233
Preferred Securities
Banking & Finance	24,066	38,884	0	62,950
Short-Term Instruments
Repurchase Agreements	0	14,111	0	14,111
	$52,299	$14,408,891	$28,881	$14,490,071
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$989,820	$0	$0	$989,820
Total Investments	$1,042,119	$14,408,891	$28,881	$15,479,891

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	927	0	927
Over the counter	0	10,540	0	10,540
	$0	$11,467	$0	$11,467
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(26,421)	$0	$(26,421)

Totals	$1,042,119	$14,393,937	$28,881	$15,464,937

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$46,659	$2,494	$(45,587)	$26	$411	$(1,478)	$0	$0	$2,525	$31
Corporate Bonds & Notes
Industrials	27,976	258	(26,709)	6	3,646	(4,353)	0	0	824	(3)
Utilities	24,814	0	(7,421)	(88)	(76)	3,117	0	0	20,346	3,019
Common Stocks
Consumer Discretionary	274	0	0	0	0	(7)	0	0	267	(7)
Health Care	3,055	0	0	0	0	1,864	0	0	4,919	1,864

Totals	$102,778	$2,752	$(79,717)	$(56)	$3,981	$(857)	$0	$0	$28,881	$4,904

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$2,525	Indicative Market Quotation	Broker Quote	101.00
Corporate Bonds & Notes
Industrials	824	Third Party Vendor	Broker Quote	103.75 - 106.75
Utilities	20,346	Third Party Vendor	Broker Quote	114.50
Common Stocks
Consumer Discretionary	267	Other Valuation Techniques (2)	—	—
Health Care	4,919	Other Valuation Techniques (2)	—	—

Total	$28,881

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.5%
MUNICIPAL BONDS & NOTES 88.5%
ALABAMA 3.2%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	$10,000	$9,445
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2006
5.250% due 03/01/2036	500	476

		9,921

ALASKA 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	1,400	630

ARIZONA 2.3%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	3,750	2,963
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	1,000	902
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,251
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,600	1,389
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	791

		7,296

CALIFORNIA 9.2%
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,612
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	618
7.000% due 10/01/2039	500	451
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,099
7.750% due 04/01/2031	900	979
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,028
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	555
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	270	292
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,235
5.000% due 09/01/2030	1,000	979
5.000% due 09/01/2034	1,300	1,244
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,077
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053 (a)	6,250	6,535
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	5,055	3,750
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,775
Rancho Cordova Community Facilities District, California Special Tax Bonds, Series 2012
5.000% due 09/01/2032	1,250	1,229
5.000% due 09/01/2037	1,250	1,185
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,611
6.250% due 10/01/2040	1,000	1,070
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	515

		28,839

COLORADO 3.4%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.750% due 05/15/2037	780	552
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	1,975	1,681
5.900% due 08/01/2037	1,000	771
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,019

Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,448
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	397
Madre Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	656
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,489
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	771

		10,784

CONNECTICUT 0.3%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	932	992

DELAWARE 0.2%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	675	623

FLORIDA 4.2%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,123
8.000% due 10/01/2046	1,250	1,393
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	226
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	300	304
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,013
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,298
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,338
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	2,862
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,464
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,516
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	755	732

		13,269

GEORGIA 0.5%
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	205
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,323

		1,528

IDAHO 0.4%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,200

ILLINOIS 4.0%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	886
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,416
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,993
Illinois Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	801
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^	1,775	604
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	488
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	5,000	5,504
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	935

		12,647

INDIANA 3.0%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	94

Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	357
Indiana Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,000
6.000% due 01/01/2039	1,000	1,098
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,652
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,642
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,100	2,468

		9,311

IOWA 2.3%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,039
Iowa Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027 ^	900	451
5.500% due 11/15/2037 ^	1,650	824
Iowa Finance Authority Revenue Notes, Series 2013
5.500% due 12/01/2022	5,000	4,724

		7,038

KANSAS 0.1%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	223

LOUISIANA 1.3%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,066
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,558
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	554

		4,178

MAINE 1.6%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,065

MARYLAND 1.0%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	250	258
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	287
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,454

		2,999

MASSACHUSETTS 0.4%
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,090	1,164

MICHIGAN 2.5%
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	430	312
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	720	629
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	937
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	820	795
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	1,000	570
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (c)	220	201
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	946
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	595
Wayne County, Michigan Airport Authority Revenue Bonds, Series 2012
5.000% due 12/01/2042	3,000	2,859

		7,844

MINNESOTA 0.8%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	351

Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	657
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,058
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	465

		2,531

MISSOURI 0.9%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	750	113
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	257
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	204
5.550% due 10/01/2036	45	36
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,509
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	254
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	468

		2,841

MONTANA 0.2%
Hardin, Montana Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	657

NEBRASKA 1.6%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	4,933

NEW JERSEY 3.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	60
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	2,985
5.000% due 06/01/2041	10,000	7,065

		10,110

NEW MEXICO 0.2%
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	520

NEW YORK 5.3%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,679
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031 ^	150	162
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	7,922
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	539
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	2,601
TSASC Inc, New York Revenue Bonds, Series 2006
5.125% due 06/01/2042	2,250	1,659

		16,562

NORTH CAROLINA 1.3%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	142
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	60
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	46
North Carolina Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	1,030
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	770
6.000% due 04/01/2038	500	500
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	569

Northern Hospital District of Surry County, North Carolina Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	822

		3,939

OHIO 8.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	13,385	10,824
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	4,000	3,741
5.500% due 06/01/2042	5,000	5,016
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,303
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	4,927

		27,811

OREGON 0.1%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	204

PENNSYLVANIA 3.3%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	744
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	516
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	505
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,082
Harrisburg Authority, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	500	250
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	252
6.375% due 07/01/2030	1,000	999
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	491
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	385
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2030	1,000	966
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,585
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	530	520

		10,295

RHODE ISLAND 1.9%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,000	5,791

SOUTH CAROLINA 0.6%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,859
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	611	11

		1,870

TENNESSEE 0.5%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,040
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	529
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	41	0

		1,569

TEXAS 15.9%
Brazos River Authority, Texas Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	16
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,018
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	523
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,002
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	851

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,191
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	960
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	499
Houston, Texas Airport System Revenue Bonds, Series 1997
6.125% due 07/15/2027	1,545	1,541
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	7,215	7,215
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,498
Lubbock Health Facilities Development Corp., Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	259
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	157
5.750% due 01/01/2033	350	367
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,200
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,101
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	531
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	838
5.500% due 01/01/2032	500	467
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,040
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	10,600	12,102
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	4,810	5,208
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.375% due 02/15/2037	5,115	4,947
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,101

		49,632

UTAH 1.0%
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,275
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	580
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	414

		3,269

VERMONT 0.6%
Vermont Economic Development Authority Revenue Bonds, Series 2013
4.750% due 04/01/2036	2,000	1,916

VIRGINIA 0.6%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	114	3
6.000% due 06/01/2043	354	288
Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,250	491
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	1,024

		1,806

WASHINGTON 0.4%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	960
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	294

		1,254

WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	500	593

WISCONSIN 0.9%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,048

6.625% due 02/15/2032	1,450	1,461

		2,959

Total Municipal Bonds & Notes (Cost $283,120)		276,613

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (d) 0.0%		148

Total Short-Term Instruments (Cost $148)		148

Total Investments in Securities (Cost $283,268)		276,761

	SHARES
INVESTMENTS IN AFFILIATES 12.3%
SHORT-TERM INSTRUMENTS 12.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.3%
PIMCO Short-Term Floating NAV Portfolio	3,844,143	38,461

Total Short-Term Instruments (Cost $38,462)		38,461

Total Investments in Affiliates (Cost $38,462)		38,461

Total Investments 100.8% (Cost $321,730)		$315,222
Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $0)		86
Other Assets and Liabilities, net (0.8%)		(2,445)

Net Assets 100.0%		$312,863

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security becomes interest bearing at a future date.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	07/30/2008	$220	$201	0.06%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$148	Freddie Mac 2.080% due 10/17/2022	$(154)	$148	$148

Total Repurchase Agreements						$(154)	$148	$148

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$1,950	$424	$345	$22	$0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	5,000	397	152	64	0

Total Swap Agreements					$821	$497	$86	$0

Cash of $525 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$9,921	$0	$9,921
Alaska	0	630	0	630
Arizona	0	7,296	0	7,296
California	0	28,839	0	28,839
Colorado	0	10,784	0	10,784
Connecticut	0	992	0	992
Delaware	0	623	0	623
Florida	0	13,269	0	13,269
Georgia	0	1,528	0	1,528
Idaho	0	1,200	0	1,200
Illinois	0	12,647	0	12,647
Indiana	0	9,311	0	9,311
Iowa	0	7,038	0	7,038
Kansas	0	223	0	223
Louisiana	0	4,178	0	4,178
Maine	0	5,065	0	5,065
Maryland	0	2,999	0	2,999
Massachusetts	0	1,164	0	1,164
Michigan	0	7,844	0	7,844
Minnesota	0	2,531	0	2,531
Missouri	0	2,841	0	2,841
Montana	0	657	0	657
Nebraska	0	4,933	0	4,933
New Jersey	0	10,110	0	10,110
New Mexico	0	520	0	520
New York	0	16,562	0	16,562
North Carolina	0	3,939	0	3,939
Ohio	0	27,811	0	27,811
Oregon	0	204	0	204
Pennsylvania	0	10,295	0	10,295
Rhode Island	0	5,791	0	5,791
South Carolina	0	1,870	0	1,870
Tennessee	0	1,569	0	1,569
Texas	0	49,632	0	49,632
Utah	0	3,269	0	3,269
Vermont	0	1,916	0	1,916
Virginia	0	1,806	0	1,806
Washington	0	1,254	0	1,254
West Virginia	0	593	0	593
Wisconsin	0	2,959	0	2,959
Short-Term Instruments
Repurchase Agreements	0	148	0	148
	$0	$276,761	$0	$276,761

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$38,461	$0	$0	$38,461

Total Investments	$38,461	$276,761	$0	$315,222

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$86	$0	$86

Totals	$38,461	$276,847	$0	$315,308

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.0%
BANK LOAN OBLIGATIONS 0.5%
Alinta Energy U.S. Finance LLC
6.375% due 08/13/2018		$215	$217
Catalent Pharma Solutions, Inc.
3.669% due 09/15/2016		974	980
Clear Channel Communications, Inc.
3.819% due 01/29/2016		8,833	8,580
Darling International, Inc.
7.250% due 04/09/2014		5,000	4,984

Total Bank Loan Obligations (Cost $14,477)			14,761

CORPORATE BONDS & NOTES 93.9%
BANKING & FINANCE 10.4%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		12,000	12,660
ABN AMRO Bank NV
4.310% due 03/10/2016 (e)	EUR	7,000	9,625
Ally Financial, Inc.
0.000% due 06/15/2015		$1,250	1,203
4.625% due 06/26/2015		1,750	1,826
5.500% due 02/15/2017		5,000	5,437
6.250% due 12/01/2017		4,500	5,034
7.500% due 09/15/2020		8,500	9,934
8.000% due 03/15/2020		5,000	6,019
8.000% due 11/01/2031		2,500	2,987
8.300% due 02/12/2015		500	539
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,215
Arrow Global Finance PLC
7.875% due 03/01/2020	GBP	4,000	7,068
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		$1,250	1,147
Barclays Bank PLC
10.179% due 06/12/2021		3,000	3,982
Boats Investments Netherlands BV
11.000% due 03/31/2017 (a)	EUR	3,036	1,907
BPCE S.A.
9.000% due 03/17/2015 (e)		3,000	4,390
9.250% due 04/22/2015 (e)		2,000	2,930
12.500% due 12/31/2049		$2,000	2,630
Capsugel Finance Co. S.C.A.
9.875% due 08/01/2019	EUR	5,000	7,713
CBRE Services, Inc.
5.000% due 03/15/2023		$3,000	2,899
CIT Group, Inc.
5.000% due 05/15/2017		1,000	1,073
5.000% due 08/15/2022		18,500	18,115
5.000% due 08/01/2023		2,500	2,419
5.250% due 03/15/2018		8,000	8,610
Cloverie PLC for Zurich Insurance Co. Ltd.
12.000% due 07/15/2014 (e)	EUR	1,000	1,475
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		$2,500	2,587
Countrywide Capital
8.050% due 06/15/2027		1,250	1,480
Credit Agricole S.A.
7.589% due 01/30/2020 (e)	GBP	1,500	2,633
7.875% due 10/26/2019 (e)	EUR	500	788
8.375% due 10/13/2019 (e)		$1,250	1,425
9.750% due 12/26/2014 (e)		1,000	1,063
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		2,500	2,644
E*TRADE Financial Corp.
6.000% due 11/15/2017		1,000	1,068
6.375% due 11/15/2019		5,250	5,663
6.750% due 06/01/2016		500	545
Ford Motor Credit Co. LLC
12.000% due 05/15/2015		1,000	1,148
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,000	1,015
3.250% due 05/15/2018		2,000	2,005
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	3,000	5,104

HBOS PLC
6.750% due 05/21/2018		$2,500	2,839
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		13,500	13,939
ILFC E-Capital Trust
6.250% due 12/21/2065		2,000	1,900
International Lease Finance Corp.
6.250% due 05/15/2019		750	816
8.250% due 12/15/2020		1,000	1,172
8.750% due 03/15/2017		1,000	1,182
ISS A/S
8.875% due 05/15/2016	EUR	1,315	1,846
IVS F. SpA
7.125% due 04/01/2020		1,000	1,424
Jefferies Finance LLC
7.375% due 04/01/2020		$5,000	5,225
Jefferies LoanCore LLC
6.875% due 06/01/2020		8,000	7,960
KION Finance S.A.
6.750% due 02/15/2020	EUR	5,000	7,534
7.875% due 04/15/2018		8,000	11,652
LBG Capital PLC
6.439% due 05/23/2020		3,000	4,376
7.375% due 03/12/2020		100	147
7.588% due 05/12/2020	GBP	2,500	4,411
7.625% due 10/14/2020	EUR	500	742
7.867% due 12/17/2019	GBP	1,500	2,645
7.869% due 08/25/2020		4,200	7,431
7.875% due 11/01/2020		$2,500	2,715
8.000% due 06/15/2020 (e)		250	268
8.875% due 02/07/2020	EUR	343	531
9.125% due 07/15/2020	GBP	250	450
11.040% due 03/19/2020		1,000	1,908
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$500	679
MPH Intermediate Holding Co.
8.375% due 08/01/2018		7,750	8,089
National Westminster Bank PLC
6.500% due 09/07/2021	GBP	250	445
Oxford Finance LLC
7.250% due 01/15/2018		$1,250	1,322
Patriot Merger Corp.
9.000% due 07/15/2021		6,250	6,594
Provident Funding Associates LP
6.750% due 06/15/2021		1,250	1,250
RBS Capital Trust
2.393% due 03/30/2014 (e)	EUR	1,700	2,131
Regions Bank
7.500% due 05/15/2018		$1,000	1,186
Regions Financial Corp.
7.375% due 12/10/2037		1,775	1,916
Royal Bank of Scotland Group PLC
7.640% due 09/30/2017 (e)		1,000	985
7.648% due 09/30/2031 (e)		4,000	4,220
9.118% due 05/01/2014 (e)		350	356
SLM Corp.
8.000% due 03/25/2020		3,000	3,409
8.450% due 06/15/2018		4,000	4,675
Societe Generale S.A.
7.875% due 12/18/2023 (e)		6,000	6,043
9.375% due 09/04/2019 (e)	EUR	5,000	8,234
Sophia Holding Finance LP
9.625% due 12/01/2018		$8,250	8,539
Springleaf Finance Corp.
6.900% due 12/15/2017		10,000	10,980
7.750% due 10/01/2021		1,400	1,519
8.250% due 10/01/2023		3,900	4,241
Towergate Finance PLC
8.500% due 02/15/2018	GBP	300	528
10.500% due 02/15/2019		7,500	13,152
Virgin Media Secured Finance PLC
5.500% due 01/15/2021		2,500	4,180
6.000% due 04/15/2021		2,250	3,847
WaveDivision Escrow LLC
8.125% due 09/01/2020		$8,000	8,560

			342,198

INDUSTRIALS 76.3%
Academy Ltd.
9.250% due 08/01/2019		500	555
Acadia Healthcare Co., Inc.
6.125% due 03/15/2021		5,500	5,665
Accudyne Industries Borrower
7.750% due 12/15/2020		11,650	12,407

Activision Blizzard, Inc.
6.125% due 09/15/2023		3,000	3,135
ADS Waste Holdings, Inc.
8.250% due 10/01/2020		7,530	8,208
ADT Corp.
3.500% due 07/15/2022		8,000	6,966
4.875% due 07/15/2042		2,000	1,505
Affinion Group, Inc.
7.875% due 12/15/2018		2,750	2,489
Aguila S.A.
7.875% due 01/31/2018		6,100	6,496
7.875% due 01/31/2018	CHF	3,000	3,586
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		$2,745	2,978
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		2,000	2,090
8.750% due 11/01/2019	EUR	3,500	5,152
Alere, Inc.
6.500% due 06/15/2020		$12,500	12,844
7.250% due 07/01/2018		1,500	1,656
8.625% due 10/01/2018		5,425	5,886
Aleris International, Inc.
7.625% due 02/15/2018		5,250	5,585
7.875% due 11/01/2020		2,250	2,402
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		7,000	7,612
10.750% due 10/15/2019		11,500	12,190
Allison Transmission, Inc.
7.125% due 05/15/2019		1,500	1,624
Alphabet Holding Co., Inc.
7.750% due 11/01/2017 (a)		4,000	4,132
Altice Financing S.A.
6.500% due 01/15/2022		1,250	1,266
7.875% due 12/15/2019		3,000	3,277
Altice Finco S.A.
8.125% due 01/15/2024		1,500	1,560
9.875% due 12/15/2020		4,000	4,520
AMC Networks, Inc.
4.750% due 12/15/2022		6,000	5,745
7.750% due 07/15/2021		500	565
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		3,500	3,526
American Tire Distributors, Inc.
9.750% due 06/01/2017		250	266
Ancestry.com, Inc.
9.625% due 10/15/2018		9,150	9,516
11.000% due 12/15/2020		7,250	8,446
Antero Resources Finance Corp.
6.000% due 12/01/2020		3,500	3,692
7.250% due 08/01/2019		650	702
ARAMARK Corp.
5.750% due 03/15/2020		3,500	3,675
Arch Coal, Inc.
7.000% due 06/15/2019		3,000	2,400
7.250% due 10/01/2020		1,250	981
7.250% due 06/15/2021		2,250	1,733
Arcos Dorados Holdings, Inc.
6.625% due 09/27/2023		5,000	5,090
ARD Finance S.A.
11.125% due 06/01/2018 (a)		2,559	2,751
11.125% due 06/01/2018 (a)	EUR	1,586	2,331
Ardagh Packaging Finance PLC
7.000% due 11/15/2020		$5,000	5,075
9.250% due 10/15/2020	EUR	11,700	17,564
Armored Autogroup, Inc.
9.250% due 11/01/2018		$500	484
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	7,500	13,848
Ashland, Inc.
3.875% due 04/15/2018		$1,500	1,526
4.750% due 08/15/2022		5,000	4,775
6.875% due 05/15/2043		1,750	1,663
Associated Materials LLC
9.125% due 11/01/2017		8,000	8,580
Avaya, Inc.
7.000% due 04/01/2019		3,000	2,955
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,000	1,121
Axiall Corp.
4.875% due 05/15/2023		750	712
B/E Aerospace, Inc.
5.250% due 04/01/2022		2,000	2,040
6.875% due 10/01/2020		500	551
Bakkavor Finance PLC
8.250% due 02/15/2018	GBP	5,000	8,880

BC Mountain LLC
7.000% due 02/01/2021		$5,000	5,075
Beazer Homes USA, Inc.
6.625% due 04/15/2018		500	539
7.250% due 02/01/2023		2,500	2,513
Berry Plastics Corp.
9.500% due 05/15/2018		5,000	5,387
9.750% due 01/15/2021		6,000	6,975
Beverage Packaging Holdings Luxembourg S.A.
6.000% due 06/15/2017		5,750	5,836
9.500% due 06/15/2017	EUR	2,000	2,858
Biomet, Inc.
6.500% due 08/01/2020		$6,000	6,330
6.500% due 10/01/2020		16,000	16,560
BMC Software Finance, Inc.
8.125% due 07/15/2021		8,000	8,280
Boardriders S.A.
8.875% due 12/15/2017	EUR	2,150	3,194
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		$375	284
Brakes Capital
7.125% due 12/15/2018	GBP	4,000	6,623
Brand Energy & Infrastructure Services, Inc.
8.500% due 12/01/2021		$5,750	5,858
Briggs & Stratton Corp.
6.875% due 12/15/2020		500	552
Building Materials Corp. of America
6.750% due 05/01/2021		3,000	3,255
6.875% due 08/15/2018		750	801
7.500% due 03/15/2020		750	814
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (a)		1,500	1,590
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,812	1,993
Burger King Capital Holdings LLC
0.000% due 04/15/2019 (a)(d)		12,350	11,177
C10 Capital SPV Ltd.
6.277% due 06/30/2017 (e)	EUR	750	786
Cablevision Systems Corp.
5.875% due 09/15/2022		$6,000	5,775
8.000% due 04/15/2020		1,000	1,123
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		2,250	2,173
10.000% due 12/15/2018		3,750	1,819
Calcipar S.A.
6.875% due 05/01/2018		1,000	1,065
Campofrio Food Group S.A.
8.250% due 10/31/2016 (h)	EUR	1,500	2,172
Capella Healthcare, Inc.
9.250% due 07/01/2017		$5,500	5,871
Capsugel S.A.
7.000% due 05/15/2019		4,000	4,082
Carlson Wagonlit BV
7.500% due 06/15/2019	EUR	2,000	2,985
Casella Waste Systems, Inc.
7.750% due 02/15/2019		$5,000	5,150
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		3,500	3,570
9.750% due 04/15/2017	EUR	3,960	5,673
CCO Holdings LLC
5.125% due 02/15/2023		$4,000	3,730
5.250% due 03/15/2021		1,000	960
5.250% due 09/30/2022		8,000	7,510
5.750% due 09/01/2023		4,000	3,810
6.500% due 04/30/2021		3,250	3,356
7.000% due 01/15/2019		2,000	2,113
7.250% due 10/30/2017		250	265
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		2,000	1,923
6.625% due 10/15/2018		1,000	1,073
Cemex S.A.B. de C.V.
5.875% due 03/25/2019		2,000	2,010
9.000% due 01/11/2018		3,250	3,583
Central Garden and Pet Co.
8.250% due 03/01/2018		2,000	1,955
Cequel Communications Holdings LLC
5.125% due 12/15/2021		3,000	2,827
6.375% due 09/15/2020		3,750	3,862
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	12,350	18,519
Cerba European Lab S.A.S.
7.000% due 02/01/2020		4,000	5,847
Ceridian Corp.
8.875% due 07/15/2019		$1,025	1,184
Ceridian HCM Holding, Inc.
11.000% due 03/15/2021		4,300	4,977

Cerved Technologies SpA
6.375% due 01/15/2020	EUR	1,800	2,627
8.000% due 01/15/2021		7,500	10,963
CHC Helicopter S.A.
9.250% due 10/15/2020		$7,500	8,119
Chesapeake Energy Corp.
5.750% due 03/15/2023		6,500	6,727
6.625% due 08/15/2020		1,000	1,123
7.250% due 12/15/2018		1,000	1,160
9.500% due 02/15/2015		4,250	4,627
Clean Harbors, Inc.
5.250% due 08/01/2020		3,000	3,105
Clear Channel Communications, Inc.
9.000% due 03/01/2021		9,550	9,693
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		9,000	9,206
7.625% due 03/15/2020		8,000	8,445
Clearwater Paper Corp.
4.500% due 02/01/2023		3,000	2,715
CMA CGM S.A.
8.500% due 04/15/2017		1,750	1,724
8.875% due 04/15/2019	EUR	5,000	6,820
CNH Industrial Finance Europe S.A.
6.250% due 03/09/2018		3,500	5,467
Codere Finance Luxembourg S.A.
8.250% due 06/15/2015 ^		2,500	1,943
Coeur Mining, Inc.
7.875% due 02/01/2021		$2,750	2,805
Columbus McKinnon Corp.
7.875% due 02/01/2019		125	135
CommScope Holding Co., Inc.
6.625% due 06/01/2020 (a)		8,119	8,484
CommScope, Inc.
8.250% due 01/15/2019		2,567	2,827
Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,035
7.125% due 07/15/2020		3,000	3,116
Comstock Resources, Inc.
7.750% due 04/01/2019		1,000	1,068
9.500% due 06/15/2020		500	563
Concho Resources, Inc.
5.500% due 04/01/2023		1,000	1,035
6.500% due 01/15/2022		1,300	1,414
7.000% due 01/15/2021		200	221
CONSOL Energy, Inc.
8.250% due 04/01/2020		5,000	5,437
Consolidated Container Co. LLC
10.125% due 07/15/2020		3,000	3,210
Constellation Brands, Inc.
4.250% due 05/01/2023		5,000	4,675
6.000% due 05/01/2022		1,000	1,073
Continental Resources, Inc.
4.500% due 04/15/2023		4,500	4,567
7.125% due 04/01/2021		500	569
8.250% due 10/01/2019		250	274
Continental Rubber Of America Corp.
4.500% due 09/15/2019		1,750	1,863
ConvaTec Finance International S.A.
8.250% due 01/15/2019		14,000	14,367
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		7,000	7,884
10.875% due 12/15/2018	EUR	4,000	6,218
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		$1,500	1,596
Cooper-Standard Holding, Inc.
7.375% due 04/01/2018		7,000	7,070
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		2,000	300
CPG Merger Sub LLC
8.000% due 10/01/2021		17,500	18,287
CPI International, Inc.
8.000% due 02/15/2018		500	525
Crown Americas LLC
6.250% due 02/01/2021		500	545
Crown Castle International Corp.
5.250% due 01/15/2023		8,000	7,880
CSC Holdings LLC
6.750% due 11/15/2021		1,500	1,624
7.625% due 07/15/2018		3,250	3,733
8.625% due 02/15/2019		3,250	3,827
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	2,000	2,962
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		$5,000	5,087
6.375% due 11/01/2018		2,000	2,104
6.625% due 11/01/2020		1,500	1,616

Del Monte Corp.
7.625% due 02/15/2019		9,700	10,100
Denbury Resources, Inc.
4.625% due 07/15/2023		2,000	1,815
8.250% due 02/15/2020		1,000	1,106
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		2,000	245
Deutsche Raststaetten Gruppe GmbH
6.750% due 12/30/2020	EUR	4,000	5,778
DFS Furniture Holdings PLC
7.625% due 08/15/2018	GBP	5,000	8,885
Digicel Group Ltd.
8.250% due 09/30/2020		$3,500	3,644
10.500% due 04/15/2018		3,750	4,031
Digicel Ltd.
6.000% due 04/15/2021		5,750	5,563
8.250% due 09/01/2017		2,000	2,090
DineEquity, Inc.
9.500% due 10/30/2018		4,005	4,466
DISH DBS Corp.
5.000% due 03/15/2023		3,250	3,047
5.875% due 07/15/2022		4,000	4,020
6.750% due 06/01/2021		3,000	3,195
7.125% due 02/01/2016		2,000	2,220
7.875% due 09/01/2019		2,500	2,869
DJO Finance LLC
7.750% due 04/15/2018		5,150	5,266
9.750% due 10/15/2017		4,250	4,346
9.875% due 04/15/2018		6,000	6,480
Dresser-Rand Group,Inc.
6.500% due 05/01/2021		1,000	1,070
Dynegy, Inc.
5.875% due 06/01/2023		3,000	2,850
Eagle Spinco, Inc.
4.625% due 02/15/2021		4,000	3,935
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		2,500	2,622
El Paso LLC
7.750% due 01/15/2032		3,950	4,020
7.800% due 08/01/2031		5,000	5,087
Endo Finance Co.
5.750% due 01/15/2022		5,000	5,037
Endo Health Solutions, Inc.
7.000% due 07/15/2019		2,500	2,688
7.000% due 12/15/2020		3,500	3,762
7.250% due 01/15/2022		2,000	2,150
Envision Healthcare Corp.
8.125% due 06/01/2019		3,250	3,538
EPE Holdings LLC
8.875% due 12/15/2017 (a)		4,901	5,061
Era Group, Inc.
7.750% due 12/15/2022		1,750	1,811
ESAL GmbH
6.250% due 02/05/2023		2,500	2,256
Findus Bondco S.A.
9.125% due 07/01/2018	EUR	2,000	2,790
Finmeccanica Finance S.A.
8.000% due 12/16/2019	GBP	3,000	5,584
First Data Corp.
6.750% due 11/01/2020		$5,000	5,225
7.375% due 06/15/2019		2,000	2,140
8.250% due 01/15/2021		10,000	10,687
11.250% due 01/15/2021		2,250	2,495
12.625% due 01/15/2021		8,250	9,725
Florida East Coast Railway Corp.
8.125% due 02/01/2017		500	524
FMG Resources Pty. Ltd.
6.875% due 02/01/2018		1,000	1,055
6.875% due 04/01/2022		7,500	8,212
7.000% due 11/01/2015		1,287	1,338
8.250% due 11/01/2019		2,550	2,872
Foodcorp Pty. Ltd.
8.750% due 03/01/2018	EUR	4,485	6,779
Forest Laboratories, Inc.
5.000% due 12/15/2021		$4,250	4,277
FQM Akubra, Inc.
8.750% due 06/01/2020		5,000	5,450
Gardner Denver, Inc.
6.875% due 08/15/2021		15,000	15,037
GCL Holdings S.C.A.
9.375% due 04/15/2018	EUR	6,000	8,956
General Cable Corp.
6.500% due 10/01/2022		$2,000	1,970
Graphic Packaging International, Inc.
7.875% due 10/01/2018		250	272

Graton Economic Development Authority
9.625% due 09/01/2019		3,250	3,786
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,750	1,733
Griffey Intermediate, Inc.
7.000% due 10/15/2020		$14,000	11,235
Griffon Corp.
7.125% due 04/01/2018		1,000	1,065
Grifols, Inc.
8.250% due 02/01/2018		2,000	2,135
Guala Closures SpA
5.593% due 11/15/2019	EUR	2,000	2,796
Halcon Resources Corp.
8.875% due 05/15/2021		$7,500	7,612
9.750% due 07/15/2020		1,750	1,833
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		11,500	11,155
HCA Holdings, Inc.
6.250% due 02/15/2021		5,000	5,244
7.750% due 05/15/2021		5,000	5,475
HCA, Inc.
4.750% due 05/01/2023		5,000	4,712
5.875% due 03/15/2022		2,000	2,070
5.875% due 05/01/2023		6,000	5,940
6.500% due 02/15/2020		3,000	3,304
7.250% due 09/15/2020		1,500	1,639
7.500% due 02/15/2022		6,000	6,600
7.875% due 02/15/2020		1,000	1,076
HD Supply, Inc.
7.500% due 07/15/2020		20,000	21,650
8.125% due 04/15/2019		4,000	4,475
11.000% due 04/15/2020		10,500	12,495
11.500% due 07/15/2020		13,595	16,263
Headwaters, Inc.
7.250% due 01/15/2019		6,000	6,195
7.625% due 04/01/2019		5,000	5,412
Health Management Associates, Inc.
7.375% due 01/15/2020		2,000	2,248
Healthcare Technology Intermediate, Inc.
7.375% due 09/01/2018		5,500	5,747
HeidelbergCement Finance Luxembourg S.A.
7.500% due 04/03/2020	EUR	4,000	6,724
Hertz Corp.
5.875% due 10/15/2020		$1,000	1,041
6.250% due 10/15/2022		1,500	1,556
6.750% due 04/15/2019		3,000	3,247
7.375% due 01/15/2021		750	827
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		4,000	4,120
8.875% due 02/01/2018		5,250	5,480
9.000% due 11/15/2020		10,250	10,276
HJ Heinz Finance Co.
7.125% due 08/01/2039		6,000	6,195
Holding Medi-Partenaires S.A.S.
7.000% due 05/15/2020	EUR	3,750	5,314
Hologic, Inc.
6.250% due 08/01/2020		$2,000	2,120
Host Hotels & Resorts LP
5.250% due 03/15/2022		3,000	3,128
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	544
7.625% due 06/15/2021		500	560
Huntington Ingalls Industries, Inc.
7.125% due 03/15/2021		675	744
Huntsman International LLC
4.875% due 11/15/2020		2,500	2,475
8.625% due 03/15/2020		750	833
8.625% due 03/15/2021		3,000	3,405
Hyva Global BV
8.625% due 03/24/2016		1,000	1,015
IASIS Healthcare LLC
8.375% due 05/15/2019		14,000	14,910
Igloo Holdings Corp.
8.250% due 12/15/2017 (a)		3,025	3,085
Immucor, Inc.
11.125% due 08/15/2019		4,250	4,802
IMS Health, Inc.
6.000% due 11/01/2020		4,000	4,260
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	5,000	7,274
Ineos Finance PLC
7.500% due 05/01/2020		$4,000	4,405
INEOS Group Holdings S.A.
6.500% due 08/15/2018	EUR	11,000	15,549
Infor U.S., Inc.
9.375% due 04/01/2019		$5,000	5,650

Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		4,000	3,820
6.625% due 12/15/2022		11,000	11,385
7.250% due 04/01/2019		2,750	2,984
7.250% due 10/15/2020		7,000	7,691
7.500% due 04/01/2021		1,500	1,661
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		8,750	9,417
8.125% due 06/01/2023		11,500	12,377
Interactive Data Corp.
10.250% due 08/01/2018		3,000	3,304
Interline Brands, Inc.
10.000% due 11/15/2018 (a)		3,500	3,841
inVentiv Health, Inc.
11.000% due 08/15/2018		625	556
Iron Mountain, Inc.
5.750% due 08/15/2024		1,250	1,166
J. Crew Group, Inc.
8.125% due 03/01/2019		5,000	5,275
Jaguar Holding Co.
9.375% due 10/15/2017 (a)		5,000	5,312
9.500% due 12/01/2019		2,000	2,260
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		3,500	3,517
7.750% due 05/15/2018		1,500	1,622
8.125% due 05/15/2018	GBP	1,000	1,798
8.125% due 05/15/2021		$1,000	1,143
Jarden Corp.
7.500% due 01/15/2020	EUR	1,000	1,479
JBS USA LLC
7.250% due 06/01/2021		$3,000	3,142
8.250% due 02/01/2020		1,750	1,908
JMC Steel Group
8.250% due 03/15/2018		4,500	4,556
Jo-Ann Stores, Inc.
8.125% due 03/15/2019		8,000	8,410
Kindred Healthcare, Inc.
8.250% due 06/01/2019		2,500	2,675
Kinetic Concepts, Inc.
10.500% due 11/01/2018		5,000	5,775
12.500% due 11/01/2019		13,250	15,039
Kleopatra Holdings S.C.A.
10.250% due 08/15/2017	EUR	3,700	5,284
KP Germany Erste GmbH
11.625% due 07/15/2017		8,000	12,744
Kraton Polymers LLC
6.750% due 03/01/2019		$1,250	1,322
KraussMaffei Group GmbH
8.750% due 12/15/2020	EUR	2,500	3,852
L Brands, Inc.
6.625% due 04/01/2021		$675	744
La Financiere Atalian S.A.
7.250% due 01/15/2020	EUR	4,000	5,857
Labco S.A.
8.500% due 01/15/2018		2,500	3,671
Lamar Media Corp.
5.000% due 05/01/2023		$4,000	3,820
Laredo Petroleum, Inc.
7.375% due 05/01/2022		3,000	3,270
9.500% due 02/15/2019		1,000	1,123
Levi Strauss & Co.
6.875% due 05/01/2022		1,500	1,658
7.750% due 05/15/2018	EUR	1,000	1,465
Lightstream Resources Ltd.
8.625% due 02/01/2020		$10,000	10,150
LIN Television Corp.
8.375% due 04/15/2018		500	530
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		2,000	2,180
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		5,250	3,924
Manitowoc Co., Inc.
8.500% due 11/01/2020		3,500	3,990
Marcolin SpA
8.500% due 11/15/2019	EUR	3,250	4,695
Masonite International Corp.
8.250% due 04/15/2021		$4,000	4,420
Matalan Finance PLC
8.875% due 04/29/2016	GBP	1,750	2,999
McClatchy Co.
9.000% due 12/15/2022		$8,000	8,840
MCE Finance Ltd.
5.000% due 02/15/2021		7,000	6,842
MDC Partners, Inc.
6.750% due 04/01/2020		8,250	8,673

MGM Resorts International
6.625% due 12/15/2021		12,000	12,705
6.750% due 10/01/2020		5,000	5,362
7.500% due 06/01/2016		1,750	1,969
7.625% due 01/15/2017		5,000	5,712
7.750% due 03/15/2022		5,000	5,612
8.625% due 02/01/2019		750	883
10.000% due 11/01/2016		750	904
Michael Foods Group, Inc.
9.750% due 07/15/2018		6,250	6,828
Michael Foods Holding, Inc.
8.500% due 07/15/2018		9,235	9,789
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,635
11.375% due 11/01/2016		326	335
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		7,000	7,647
Mobile Challenger Intermediate Group S.A.
8.750% due 03/15/2019	CHF	1,000	1,171
8.750% due 03/15/2019	EUR	2,500	3,594
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		$2,500	2,644
Mondi Consumer Packaging International AG
9.750% due 07/15/2017	EUR	500	752
Mongolian Mining Corp.
8.875% due 03/29/2017		$4,000	3,180
Mueller Water Products, Inc.
7.375% due 06/01/2017		4,555	4,692
8.750% due 09/01/2020		200	225
MultiPlan, Inc.
9.875% due 09/01/2018		12,000	13,260
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	5,000	7,491
8.875% due 12/01/2018		$3,000	3,240
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,652
New Academy Finance Co. LLC
8.000% due 06/15/2018 (a)		7,625	7,854
New Look Bondco PLC
8.375% due 05/14/2018		1,750	1,820
Newfield Exploration Co.
5.625% due 07/01/2024		1,250	1,250
6.875% due 02/01/2020		1,000	1,076
Nexeo Solutions LLC
8.375% due 03/01/2018		1,250	1,247
Nielsen Finance LLC
4.500% due 10/01/2020		5,000	4,887
7.750% due 10/15/2018		1,850	2,007
Nokia Siemens Networks Finance BV
6.750% due 04/15/2018	EUR	2,000	2,996
7.125% due 04/15/2020		1,750	2,754
Norcell Sweden Holding AB
10.750% due 09/29/2019		4,500	6,934
Novasep Holding S.A.S.
8.000% due 12/15/2016		$1,063	1,013
Novelis, Inc.
8.375% due 12/15/2017		2,000	2,139
8.750% due 12/15/2020		6,000	6,705
Nufarm Australia Ltd.
6.375% due 10/15/2019		3,000	3,120
Oasis Petroleum, Inc.
6.500% due 11/01/2021		2,000	2,150
OGX Austria GmbH
8.375% due 04/01/2022 ^		3,000	255
8.500% due 06/01/2018 ^		2,000	170
Ono Finance PLC
10.875% due 07/15/2019		6,000	6,600
11.125% due 07/15/2019	EUR	2,600	3,961
Ontex S.A.
7.500% due 04/15/2018		1,250	1,812
9.000% due 04/15/2019		6,000	8,997
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		$673	747
10.000% due 06/15/2018	EUR	2,250	3,436
Orion Engineered Carbons Finance & Co. S.C.A.
9.250% due 08/01/2019 (a)		$8,500	8,925
Pactiv LLC
7.950% due 12/15/2025		2,000	1,885
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		15,000	15,581
Party City Holdings, Inc.
8.875% due 08/01/2020		10,750	12,094
Peabody Energy Corp.
6.000% due 11/15/2018		750	803
6.250% due 11/15/2021		4,820	4,892

Peermont Global Pty. Ltd.
7.750% due 04/30/2014	EUR	9,900	13,722
Pendragon PLC
6.875% due 05/01/2020	GBP	2,000	3,511
Perstorp Holding AB
8.750% due 05/15/2017		$4,000	4,320
9.000% due 05/15/2017	EUR	4,000	5,971
11.000% due 08/15/2017		$9,000	9,630
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		5,000	5,387
Petco Holdings, Inc.
8.500% due 10/15/2017 (a)		12,750	13,069
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		20,000	14,850
Phosphorus Holdco PLC
10.000% due 04/01/2019	GBP	2,000	3,225
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		$4,000	4,380
Pinnacle Entertainment, Inc.
7.500% due 04/15/2021		4,500	4,905
7.750% due 04/01/2022		1,000	1,095
8.750% due 05/15/2020		1,900	2,104
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		2,559	2,431
Pinnacle Merger Sub, Inc.
9.500% due 10/01/2023		14,000	14,980
Pinnacle Operating Corp.
9.000% due 11/15/2020		1,000	1,064
Pittsburgh Glass Works LLC
8.000% due 11/15/2018		6,750	7,138
Plains Exploration & Production Co.
6.125% due 06/15/2019		2,000	2,188
6.625% due 05/01/2021		2,000	2,193
6.875% due 02/15/2023		1,500	1,680
Ply Gem Industries, Inc.
8.250% due 02/15/2018		5,818	6,225
9.375% due 04/15/2017		6,360	6,901
Polymer Group, Inc.
7.750% due 02/01/2019		1,500	1,607
Polypore International, Inc.
7.500% due 11/15/2017		2,000	2,119
Post Holdings, Inc.
6.750% due 12/01/2021		3,000	3,112
7.375% due 02/15/2022		400	430
PQ Corp.
8.750% due 05/01/2018		6,000	6,555
PVH Corp.
4.500% due 12/15/2022		4,000	3,810
7.375% due 05/15/2020		1,500	1,659
Quebecor Media, Inc.
7.750% due 03/15/2016		814	826
QVC, Inc.
7.375% due 10/15/2020		500	539
7.500% due 10/01/2019		250	269
R&R Ice Cream PLC
8.375% due 11/15/2017	EUR	6,000	8,815
R&R Pik PLC
9.250% due 05/15/2018		2,000	2,848
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		$750	761
9.875% due 04/15/2017		1,500	1,328
Rain CII Carbon LLC
8.000% due 12/01/2018		2,000	2,080
8.250% due 01/15/2021		2,000	2,050
8.500% due 01/15/2021	EUR	1,500	2,105
Range Resources Corp.
5.000% due 08/15/2022		$2,000	1,975
5.000% due 03/15/2023		5,000	4,912
5.750% due 06/01/2021		750	799
6.750% due 08/01/2020		320	348
Refresco Group BV
7.375% due 05/15/2018	EUR	3,000	4,432
Regal Entertainment Group
5.750% due 02/01/2025		$1,250	1,184
Regency Energy Partners LP
5.500% due 04/15/2023		3,000	2,940
6.875% due 12/01/2018		600	647
Rex Energy Corp.
8.875% due 12/01/2020		7,500	8,250
Rexel S.A.
6.125% due 12/15/2019		2,000	2,100
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		7,000	7,175
6.875% due 02/15/2021		680	736
7.125% due 04/15/2019		2,000	2,140
7.875% due 08/15/2019		1,000	1,110

8.250% due 02/15/2021		12,000	12,870
8.500% due 05/15/2018		3,150	3,339
9.000% due 04/15/2019		5,500	5,926
9.875% due 08/15/2019		2,750	3,073
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		2,771	3,055
Rockies Express Pipeline LLC
5.625% due 04/15/2020		4,000	3,570
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		4,750	4,875
Roofing Supply Group LLC
10.000% due 06/01/2020		5,000	5,650
Ryerson, Inc.
9.000% due 10/15/2017		5,000	5,306
Sable International Finance Ltd.
8.750% due 02/01/2020		2,000	2,260
Sally Holdings LLC
5.750% due 06/01/2022		1,000	1,045
6.875% due 11/15/2019		500	555
Samson Investment Co.
10.500% due 02/15/2020		8,750	9,581
SandRidge Energy, Inc.
7.500% due 03/15/2021		5,000	5,262
7.500% due 02/15/2023		2,000	2,040
8.125% due 10/15/2022		3,000	3,195
Sappi Papier Holding GmbH
7.750% due 07/15/2017		500	550
8.375% due 06/15/2019		500	551
SBA Communications Corp.
5.625% due 10/01/2019		1,250	1,294
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,045
Schaeffler Finance BV
4.750% due 05/15/2021		5,000	5,012
7.750% due 02/15/2017		1,000	1,140
7.750% due 02/15/2017	EUR	4,750	7,585
8.500% due 02/15/2019		$3,000	3,390
8.750% due 02/15/2019	EUR	3,500	5,483
Schaeffler Holding Finance BV
6.875% due 08/15/2018		5,400	7,977
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,750	1,803
9.250% due 06/15/2019		1,000	1,078
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		250	271
Sealed Air Corp.
5.250% due 04/01/2023		2,500	2,444
6.500% due 12/01/2020		3,000	3,240
8.125% due 09/15/2019		2,000	2,255
8.375% due 09/15/2021		2,500	2,850
Seneca Gaming Corp.
8.250% due 12/01/2018		250	270
Sensata Technologies BV
4.875% due 10/15/2023		5,000	4,725
6.500% due 05/15/2019		2,500	2,694
Sequa Corp.
7.000% due 12/15/2017		6,150	6,242
Serta Simmons Holdings LLC
8.125% due 10/01/2020		15,000	16,387
ServiceMaster Co.
7.000% due 08/15/2020		16,500	16,438
8.000% due 02/15/2020		4,000	4,100
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		250	277
Shearer’s Foods LLC
9.000% due 11/01/2019		4,500	4,770
Sidewinder Drilling, Inc.
9.750% due 11/15/2019		5,000	4,450
Simmons Foods, Inc.
10.500% due 11/01/2017		2,500	2,669
Sinclair Television Group, Inc.
5.375% due 04/01/2021		2,250	2,228
6.125% due 10/01/2022		2,000	2,030
SIWF Merger Sub, Inc.
6.250% due 06/01/2021		2,000	2,023
Smithfield Foods, Inc.
6.625% due 08/15/2022		4,000	4,260
7.750% due 07/01/2017		1,000	1,178
Snoqualmie Entertainment Authority
4.147% due 02/01/2014		2,000	1,990
9.125% due 02/01/2015		425	422
Softbank Corp.
4.500% due 04/15/2020		4,000	3,920
Soho House Bond Ltd.
9.125% due 10/01/2018	GBP	6,200	10,300

Sophia LP
9.750% due 01/15/2019		$10,125	11,264
Southern Graphics, Inc.
8.375% due 10/15/2020		3,250	3,380
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020		500	535
6.625% due 11/15/2022		4,000	4,265
Spectrum Brands, Inc.
6.750% due 03/15/2020		2,500	2,703
St. Barbara Ltd.
8.875% due 04/15/2018		2,500	2,094
Station Casinos LLC
7.500% due 03/01/2021		9,000	9,630
Steel Dynamics, Inc.
6.125% due 08/15/2019		1,000	1,088
6.375% due 08/15/2022		500	543
STHI Holding Corp.
8.000% due 03/15/2018		3,000	3,225
Studio City Finance Ltd.
8.500% due 12/01/2020		7,375	8,205
Suburban Propane Partners LP
7.375% due 08/01/2021		113	124
7.500% due 10/01/2018		422	455
Sun Products Corp.
7.750% due 03/15/2021		15,000	13,275
SunGard Data Systems, Inc.
6.625% due 11/01/2019		4,000	4,220
7.625% due 11/15/2020		2,500	2,737
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	5,250	7,909
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	1,000	1,171
7.000% due 12/31/2017	EUR	600	873
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,025	1,125
T-Mobile USA, Inc.
6.731% due 04/28/2022		5,000	5,231
6.836% due 04/28/2023		2,500	2,603
Taminco Global Chemical Corp.
9.750% due 03/31/2020		5,000	5,700
TeamSystem Holding SpA
7.375% due 05/15/2020	EUR	5,000	7,119
Techem GmbH
6.125% due 10/01/2019		1,500	2,259
Tenet Healthcare Corp.
8.000% due 08/01/2020		$5,000	5,444
8.125% due 04/01/2022		8,000	8,640
Terex Corp.
6.000% due 05/15/2021		2,300	2,389
6.500% due 04/01/2020		2,250	2,419
TMF Group Holding BV
9.875% due 12/01/2019	EUR	5,250	7,849
Tomkins LLC
9.000% due 10/01/2018		$2,072	2,279
Townsquare Radio LLC
9.000% due 04/01/2019		5,000	5,437
TransDigm, Inc.
5.500% due 10/15/2020		4,000	3,930
7.500% due 07/15/2021		5,250	5,670
7.750% due 12/15/2018		7,500	8,081
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (a)		7,500	7,950
9.625% due 06/15/2018		4,000	4,320
TransUnion LLC
11.375% due 06/15/2018		3,000	3,285
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		5,000	5,187
Trionista TopCo GmbH
6.875% due 04/30/2021	EUR	5,000	7,293
Triumph Group, Inc.
4.875% due 04/01/2021		$2,500	2,438
8.625% due 07/15/2018		500	543
Truven Health Analytics, Inc.
10.625% due 06/01/2020		7,000	7,954
Tullow Oil PLC
6.000% due 11/01/2020		4,000	4,080
U.S. Coatings Acquisition, Inc.
5.750% due 02/01/2021	EUR	2,500	3,611
7.375% due 05/01/2021		$4,500	4,821
U.S. Foods, Inc.
8.500% due 06/30/2019		3,000	3,289
Unilabs Subholding AB
8.500% due 07/15/2018	EUR	4,000	5,778
United Rentals North America, Inc.
6.125% due 06/15/2023		$1,000	1,020
7.375% due 05/15/2020		1,000	1,114

7.625% due 04/15/2022		4,250	4,744
8.250% due 02/01/2021		1,000	1,133
8.375% due 09/15/2020		3,000	3,360
10.250% due 11/15/2019		500	567
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	5,000	7,103
5.750% due 01/15/2023		6,000	8,545
7.500% due 03/15/2019		$450	492
7.500% due 03/15/2019	EUR	650	977
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		2,550	4,090
Universal Health Services, Inc.
7.000% due 10/01/2018		$500	536
Univision Communications, Inc.
5.125% due 05/15/2023		2,500	2,509
6.750% due 09/15/2022		4,000	4,400
6.875% due 05/15/2019		2,000	2,148
7.875% due 11/01/2020		1,500	1,656
8.500% due 05/15/2021		12,500	13,812
UPC Holding BV
6.375% due 09/15/2022	EUR	10,000	14,204
6.750% due 03/15/2023		3,000	4,241
6.750% due 03/15/2023	CHF	3,800	4,372
8.375% due 08/15/2020	EUR	10,000	15,201
UPCB Finance Ltd.
6.375% due 07/01/2020		1,500	2,221
6.625% due 07/01/2020		$2,500	2,669
6.875% due 01/15/2022		750	801
7.625% due 01/15/2020	EUR	1,000	1,495
USG Corp.
7.875% due 03/30/2020		$1,000	1,130
8.375% due 10/15/2018		1,500	1,639
9.750% due 01/15/2018		5,296	6,289
Valeant Pharmaceuticals International, Inc.
5.625% due 12/01/2021		5,000	5,037
6.375% due 10/15/2020		3,000	3,176
6.750% due 10/01/2017		250	268
6.750% due 08/15/2021		4,000	4,260
6.875% due 12/01/2018		2,000	2,150
7.000% due 10/01/2020		3,500	3,789
7.250% due 07/15/2022		5,375	5,812
VeriSign, Inc.
4.625% due 05/01/2023		3,000	2,880
Verisure Holding AB
8.750% due 12/01/2018	EUR	7,500	11,221
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		$2,950	3,212
Visant Corp.
10.000% due 10/01/2017		2,000	1,950
VWR Funding, Inc.
7.250% due 09/15/2017		12,000	12,930
Walter Energy, Inc.
8.500% due 04/15/2021		4,250	3,559
9.875% due 12/15/2020		3,000	2,610
Warner Chilcott Co. LLC
7.750% due 09/15/2018		8,000	8,700
Watco Cos. LLC
6.375% due 04/01/2023		10,500	10,447
Wells Enterprises, Inc.
6.750% due 02/01/2020		1,000	1,018
Welltec A/S
8.000% due 02/01/2019		5,000	5,325
WEPA Hygieneprodukte GmbH
6.500% due 05/15/2020	EUR	2,500	3,714
Whiting Petroleum Corp.
6.500% due 10/01/2018		$500	534
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		3,000	3,172
11.750% due 07/15/2017	EUR	1,750	2,564
Windstream Corp.
7.750% due 10/15/2020		$1,000	1,066
7.750% due 10/01/2021		1,500	1,598
7.875% due 11/01/2017		1,000	1,148
Wise Metals Group LLC
8.750% due 12/15/2018		8,250	8,724
Wolverine World Wide, Inc.
6.125% due 10/15/2020		1,000	1,075
Wynn Las Vegas LLC
4.250% due 05/30/2023		2,000	1,878
5.375% due 03/15/2022		5,000	5,075
7.750% due 08/15/2020		2,000	2,255
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	3,000	4,476
Xella Holdco Finance S.A.
9.125% due 09/15/2018		1,750	2,531

Zayo Group LLC
8.125% due 01/01/2020		$1,000	1,100
10.125% due 07/01/2020		1,500	1,736
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	3,000	4,386
Zobele Holding SpA
7.875% due 02/01/2018		4,000	5,823

			2,496,774

UTILITIES 7.2%
Access Midstream Partners LP
4.875% due 05/15/2023		$2,750	2,668
6.125% due 07/15/2022		500	538
AES Corp.
7.375% due 07/01/2021		3,500	3,964
8.000% due 10/15/2017		3,000	3,540
8.000% due 06/01/2020		4,000	4,700
Athlon Holdings LP
7.375% due 04/15/2021		7,750	8,176
Calpine Corp.
7.500% due 02/15/2021		2,887	3,165
7.875% due 07/31/2020		600	660
7.875% due 01/15/2023		799	877
Covanta Holding Corp.
6.375% due 10/01/2022		1,500	1,546
7.250% due 12/01/2020		100	110
Eileme AB
11.750% due 01/31/2020	EUR	4,000	6,658
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		$2,000	2,080
10.000% due 12/01/2020		15,461	16,478
12.250% due 03/01/2022		10,000	11,800
EP Energy LLC
6.875% due 05/01/2019		500	541
9.375% due 05/01/2020		14,000	16,222
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		3,250	3,404
Frontier Communications Corp.
7.125% due 03/15/2019		2,506	2,713
7.125% due 01/15/2023		1,250	1,247
7.625% due 04/15/2024		1,900	1,905
MarkWest Energy Partners LP
4.500% due 07/15/2023		4,000	3,770
5.500% due 02/15/2023		1,000	1,013
MetroPCS Wireless, Inc.
6.250% due 04/01/2021		3,000	3,124
6.625% due 11/15/2020		3,000	3,191
6.625% due 04/01/2023		6,500	6,736
Midwest Generation LLC
8.560% due 01/02/2016 ^		2,122	2,429
Millicom International Cellular S.A.
6.625% due 10/15/2021		5,250	5,457
NGPL PipeCo LLC
7.119% due 12/15/2017		1,500	1,365
9.625% due 06/01/2019		2,500	2,456
NRG Energy, Inc.
6.625% due 03/15/2023		1,250	1,266
7.625% due 01/15/2018		4,000	4,580
7.875% due 05/15/2021		3,000	3,337
8.250% due 09/01/2020		5,000	5,562
8.500% due 06/15/2019		2,000	2,145
Sabine Oil & Gas LLC
9.750% due 02/15/2017		10,000	10,450
Sprint Capital Corp.
6.875% due 11/15/2028		8,500	8,054
6.900% due 05/01/2019		7,250	7,957
8.750% due 03/15/2032		9,500	10,236
Sprint Communications, Inc.
6.000% due 11/15/2022		16,000	15,680
7.000% due 03/01/2020		2,000	2,240
8.375% due 08/15/2017		1,500	1,744
9.000% due 11/15/2018		2,500	3,019
Sprint Corp.
7.125% due 06/15/2024		7,000	7,122
7.250% due 09/15/2021		2,000	2,155
7.875% due 09/15/2023		5,000	5,387
Talos Production LLC
9.750% due 02/15/2018		4,500	4,624
Targa Resources Partners LP
4.250% due 11/15/2023		5,000	4,500
5.250% due 05/01/2023		3,000	2,921
6.375% due 08/01/2022		750	797
6.875% due 02/01/2021		1,000	1,080

Techem Energy Metering Service GmbH & Co. KG
7.875% due 10/01/2020	EUR	3,500	5,421
VimpelCom Holdings BV
7.504% due 03/01/2022		$1,450	1,518

			234,328

Total Corporate Bonds & Notes (Cost $2,928,199)			3,073,300

	SHARES
COMMON STOCKS 0.0%
HEALTH CARE 0.0%
NVHL S.A. ‘A’ (b)(f)		21,410	61
NVHL S.A. ‘B’ (b)(f)		21,410	61
NVHL S.A. ‘C’ (b)(f)		21,410	62
NVHL S.A. ‘D’ (b)(f)		21,410	62
NVHL S.A. ‘E’ (b)(f)		21,410	62
NVHL S.A. ‘F’ (b)(f)		21,410	62
NVHL S.A. ‘G’ (b)(f)		21,410	62
NVHL S.A. ‘H’ (b)(f)		21,410	62
NVHL S.A. ‘I’ (b)(f)		21,410	62
NVHL S.A. ‘J’ (b)(f)		21,410	62

Total Common Stocks (Cost $696)			618

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Ally Financial, Inc.
7.000% due 01/30/2014 (e)		6,000	5,760
GMAC Capital Trust
8.125% due 02/15/2040		40,000	1,070

Total Preferred Securities (Cost $6,728)			6,830

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (g) 0.0%			451

U.S. TREASURY BILLS 0.4%
0.115% due 11/13/2014 - 12/11/2014 (c)(k)		$12,093	12,082

Total Short-Term Instruments (Cost $12,532)			12,533

Total Investments in Securities (Cost $2,962,632)			3,108,042

	SHARES
INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio		2,380,117	23,813
PIMCO Short-Term Floating NAV Portfolio III		10,681,639	106,699

Total Short-Term Instruments (Cost $130,656)			130,512

Total Investments in Affiliates (Cost $130,656)			130,512

Total Investments 99.0% (Cost $3,093,288)			$3,238,554
Financial Derivative Instruments (i)(j) (0.4%) (Cost or Premiums, net $0)			(12,096)
Other Assets and Liabilities, net 1.4%			45,227

Net Assets 100.0%			$3,271,685

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$69	$61	0.01%
NVHL S.A. ‘B’	03/09/2012	69	61	0.01%
NVHL S.A. ‘C’	03/09/2012	69	62	0.00%
NVHL S.A. ‘D’	03/09/2012	69	62	0.00%
NVHL S.A. ‘E’	03/09/2012	70	62	0.00%
NVHL S.A. ‘F’	03/09/2012	70	62	0.00%
NVHL S.A. ‘G’	03/09/2012	70	62	0.00%
NVHL S.A. ‘H’	03/09/2012	70	62	0.00%
NVHL S.A. ‘I’	03/09/2012	70	62	0.00%
NVHL S.A. ‘J’	03/09/2012	70	62	0.00%

		$696	$618	0.02%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$451	Freddie Mac 2.080% due 10/17/2022	$(462)	$451	$451

Total Repurchase Agreements						$(462)	$451	$451

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
SBI	(1.000%)	09/09/2013	09/06/2015	EUR	(1,081)	$(1,482)

Total Reverse Repurchase Agreements						$(1,482)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $3,724 at a weighted average interest rate of (1.361%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (3)
Continental Rubber of America Corp.	4.500%	09/15/2019		$1,750	$(1,824)	$(1,887)
Wind Acquisition Finance S.A.	11.750%	07/15/2017	EUR	1,750	(2,515)	(2,693)

Total Short Sales					$(4,339)	$(4,580)

(3)	Market value includes $153 of interest payable on short sales.

(h)	Securities with an aggregate market value of $1,448 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$14,850	$1,464	$545	$28	$0
CDX.HY-19 5-Year Index	5.000%	12/20/2017	15,000	1,531	1,555	36	0
CDX.HY-21 5-Year Index	5.000%	12/20/2018	10,000	868	253	29	0

				$3,863	$2,353	$93	$0

Total Swap Agreements				$3,863	$2,353	$93	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $1,688 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	49,121		$66,498	$3	$(1,080)
	01/2014	GBP	805		1,319	0	(15)
	01/2014		$2,158	EUR	1,591	31	0
	01/2014		3,579	GBP	2,190	48	0
	02/2014	GBP	1,514		$2,479	0	(28)
BPS	01/2014		$163,083	EUR	118,606	83	0
	02/2014	EUR	118,807		$163,357	0	(84)
BRC	01/2014		2,543		3,462	0	(36)
	01/2014	GBP	296		491	0	0
CBK	01/2014	EUR	178,535		241,236	3	(4,378)
	01/2014		$170,284	EUR	123,744	70	(119)
	02/2014	EUR	118,442		$163,056	117	0
	02/2014		$10,246	EUR	7,466	25	0
	03/2014	CAD	1,696		$1,598	4	0
DUB	01/2014		$9,201	CHF	8,161	0	(52)
	01/2014		114,372	GBP	69,821	1,249	0
	02/2014	CHF	8,161		$9,203	53	0
	02/2014	GBP	71,667		117,351	0	(1,302)
	02/2014		$3,731	EUR	2,728	22	0
FBF	01/2014	EUR	171,102		$231,409	0	(3,975)
	01/2014	GBP	67,410		109,166	0	(2,461)
HUS	01/2014		3,796		6,150	0	(136)
JPM	01/2014	EUR	1,663		2,292	5	0
	01/2014	GBP	378		625	0	(1)
	01/2014		$1,352	EUR	983	0	0
RBC	02/2014		2,245		1,631	0	(1)
RYL	01/2014	CHF	8,161		$8,980	0	(169)
UAG	01/2014		$212,954	EUR	155,839	1,434	0
	02/2014	EUR	155,839		$212,956	0	(1,428)
WST	01/2014		3,105		4,178	0	(94)
	01/2014		$2,069	EUR	1,521	23	0

Total Forward Foreign Currency Contracts						$3,170	$(15,359)

(k)	Securities with an aggregate market value of $12,082 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$14,761	$0	$14,761
Corporate Bonds & Notes
Banking & Finance	0	342,198	0	342,198
Industrials	0	2,486,474	10,300	2,496,774
Utilities	0	231,898	2,430	234,328
Common Stocks
Health Care	0	0	618	618
Preferred Securities
Banking & Finance	1,070	5,760	0	6,830
Short-Term Instruments
Repurchase Agreements	0	451	0	451
U.S. Treasury Bills	0	12,082	0	12,082
	$1,070	$3,093,624	$13,348	$3,108,042

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$130,512	$0	$0	$130,512
Total Investments	$131,582	$3,093,624	$13,348	$3,238,554

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(4,580)	$0	$(4,580)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	93	0	93
Over the counter	0	3,170	0	3,170
	$0	$3,263	$0	$3,263

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(15,359)	$0	$(15,359)

Totals	$131,582	$3,076,948	$13,348	$3,221,878

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$2,578	$0	$(2,521)	$2	$43	$(102)	$0	$0	$0	$0
Corporate Bonds & Notes
Industrials	1,922	9,952	(1,929)	0	0	355	0	0	10,300	348
Utilities	3,307	0	(1,233)	0	15	341	0	0	2,430	350
Common Stocks
Health Care	384	0	0	0	0	234	0	0	618	234

Totals	$8,191	$9,952	$(5,683)	$2	$58	$828	$0	$0	$13,348	$932

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$10,300	Benchmark Pricing	Base Price	103.00
Utilities	2,430	Third Party Vendor	Broker Quote	114.50
Common Stocks
Health Care	618	Other Valuation Techniques (2)	—	—

Total	$13,348

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.8%
BANK LOAN OBLIGATIONS 5.0%
AES Corporation
3.750% due 06/01/2018		$2,282	$2,301
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018		11,142	11,282
Alliance Boots Holdings Limited
3.471% due 07/09/2017	GBP	37,000	61,318
3.971% due 07/10/2017		2,400	3,975
3.971% due 07/31/2017		98,100	162,246
Allison Transmission, Inc.
3.750% due 08/23/2019		$12,344	12,429
Apria Healthcare Group Inc.
6.750% due 04/05/2020		7,861	7,900
Aptalis Pharma, Inc.
6.000% due 10/02/2020		13,766	14,024
Ardagh Packaging Finance PLC
4.250% due 12/17/2019		800	806
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		3,276	3,285
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		5,459	5,505
Biomet, Inc.
3.665% - 3.746% due 07/25/2017		20,021	20,206
BMC Software Finance, Inc.
5.000% due 09/10/2020		4,551	4,580
Candy Intermediate Holdings, Inc.
7.500% due 06/18/2018		7,965	7,560
CCM Merger, Inc.
5.000% due 03/01/2017		8,129	8,221
Clear Channel Communications, Inc.
3.819% due 01/29/2016		63,433	61,618
Commercial Barge Line Co.
7.500% due 09/15/2019		1,101	1,092
Community Health Systems, Inc.
2.419% due 07/25/2014		448	449
CPG International, Inc.
4.750% due 09/30/2020		2,594	2,610
CSC Holdings, Inc.
2.669% due 04/17/2020		32,338	32,069
DaVita, Inc.
4.000% due 11/01/2019		20,493	20,659
Del Monte Foods Co.
4.000% due 03/08/2018		5,811	5,835
Dell, Inc.
3.750% due 10/29/2018		74,236	74,489
Envision Healthcare Corp.
4.000% due 05/25/2018		5,634	5,660
FMG Resources Pty. Ltd.
4.250% due 06/30/2019		40,489	41,104
Gardner Denver, Inc.
4.250% due 07/30/2020		2,131	2,137
H.J. Heinz Co.
3.250% due 06/07/2019		79,600	80,157
3.500% due 06/05/2020		112,691	113,695
HCA, Inc.
2.669% due 05/02/2016		10,350	10,359
HD Supply, Inc.
4.500% due 10/12/2017		16,760	16,934
Health Management Associates, Inc.
3.500% due 11/18/2018		2,895	2,898
Hertz Corp.
3.000% due 03/11/2018		5,347	5,353
Hilton Worldwide Finance LLC
4.000% due 10/25/2020		80,777	81,518
Hologic, Inc.
3.750% due 08/01/2019		6,018	6,063
Hub International Ltd.
4.750% due 10/02/2020		19,152	19,443
Iasis Healthcare LLC
4.500% due 05/03/2018		7,980	8,046
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		67,125	67,796
MGM Resorts International
2.919% due 12/20/2017		94,149	94,325
3.500% due 12/20/2019		12,375	12,384

NFR Energy LLC
8.750% due 12/31/2018		10,000	10,104
NGPL PipeCo LLC
6.750% due 09/15/2017		8,078	7,555
Novelis, Inc.
3.750% due 03/10/2017		2,910	2,926
NRG Energy, Inc.
2.750% due 07/01/2018		13,895	13,881
Nuveen Investments, Inc.
4.167% due 05/13/2017		89	88
OSI Restaurant Partners LLC
3.500% - 4.750% due 10/26/2019		11,688	11,720
PRA Holdings, Inc.
5.000% due 09/23/2020		4,988	5,012
Quintiles Transnational Corp.
4.000% due 06/08/2018		11,391	11,410
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018		9,900	9,999
ServiceMaster Co.
4.250% due 01/31/2017		14,850	14,690
Spectrum Brands, Inc.
5.000% - 5.750% due 12/17/2019	CAD	19,292	18,139
Springleaf Financial Funding Co.
4.750% due 09/30/2019		$64,700	65,590
Station Casinos LLC
5.000% due 03/01/2020		10,918	11,056
Stockbridge SBE Holdings LLC
13.000% due 05/02/2017		12,167	13,444
Sun Products Corp.
5.500% due 03/18/2020		8,251	7,839
Univision Communications, Inc.
4.500% due 03/01/2020		132,499	133,466
Valeant Pharmaceuticals International, Inc.
3.750% due 02/13/2019		9,875	9,955
3.750% due 12/11/2019		2,469	2,490
Walter Energy, Inc.
6.750% due 04/01/2018		4,337	4,263
Weight Watchers International, Inc.
3.750% due 04/02/2020		39,700	35,548
Wilsonart International Holdings LLC
4.000% due 10/31/2019		7,425	7,378
WMG Acquisition Corp.
3.750% due 07/01/2020		17,556	17,605

Total Bank Loan Obligations (Cost $1,473,869)			1,506,489

CORPORATE BONDS & NOTES 19.6%
BANKING & FINANCE 11.2%
Abbey National Treasury Services PLC
1.818% due 04/25/2014		12,000	12,054
4.000% due 04/27/2016		10,000	10,623
ABN AMRO Bank NV
2.006% due 01/30/2014		15,000	15,019
AGFC Capital Trust
6.000% due 01/15/2067		47,400	40,053
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		13,000	13,085
Ally Financial, Inc.
2.750% due 01/30/2017		16,900	17,006
2.926% due 07/18/2016		4,150	4,245
3.125% due 01/15/2016		2,000	2,049
3.439% due 02/11/2014		1,440	1,449
3.500% due 07/18/2016		12,500	12,928
3.645% due 06/20/2014		4,500	4,578
4.500% due 02/11/2014		4,600	4,626
4.625% due 06/26/2015		36,750	38,340
4.750% due 09/10/2018		28,385	29,804
5.500% due 02/15/2017		92,400	100,485
6.250% due 12/01/2017		31,800	35,576
6.750% due 12/01/2014		13,200	13,855
8.000% due 03/15/2020		5,000	6,019
8.300% due 02/12/2015		7,120	7,672
American International Group, Inc.
6.765% due 11/15/2017	GBP	7,070	13,550
8.625% due 05/22/2068		500	969
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 06/30/2025	EUR	8,700	10,563
4.000% due 04/07/2014		11,000	15,249
4.750% due 12/04/2018		3,000	4,449
AyT Cedulas Cajas Global
4.250% due 10/25/2023		7,500	10,088
4.750% due 05/25/2027		51,200	65,410
Banco do Brasil S.A.
2.899% due 07/02/2014		$1,000	1,007

3.875% due 10/10/2022		12,700	11,081
4.500% due 01/20/2016	EUR	6,000	8,606
6.000% due 01/22/2020		$4,000	4,260
Banco Santander Brasil S.A.
2.343% due 03/18/2014		15,000	15,002
4.250% due 01/14/2016		14,500	15,025
4.500% due 04/06/2015		4,500	4,646
Banco Santander Chile
3.875% due 09/20/2022		300	284
Banco Votorantim S.A.
5.250% due 02/11/2016		20,000	20,750
Bank of Scotland PLC
7.286% due 05/31/2016 (f)	GBP	500	869
Barclays Bank PLC
14.000% due 06/15/2019 (f)		4,000	8,844
BBVA Bancomer S.A.
4.500% due 03/10/2016		$5,000	5,325
BioMed Realty LP
6.125% due 04/15/2020		2,000	2,193
BNP Paribas S.A.
7.195% due 06/25/2037 (f)		2,025	2,101
Caisse Centrale du Credit Immobilier de France S.A.
3.750% due 03/10/2014	EUR	15,770	21,804
3.750% due 01/22/2015		17,185	24,290
Cantor Fitzgerald LP
6.375% due 06/26/2015		$11,500	11,931
7.875% due 10/15/2019		8,706	9,185
Cedulas Fondo de Titulizacion de Activos
0.285% due 04/08/2016	EUR	5,000	6,607
4.250% due 03/28/2027		23,300	28,319
4.250% due 04/10/2031		130,400	151,688
CIT Group, Inc.
4.250% due 08/15/2017		$79,480	83,057
4.750% due 02/15/2015		14,090	14,636
5.000% due 05/15/2017		30,880	33,119
5.250% due 04/01/2014		32,154	32,556
5.250% due 03/15/2018		2,900	3,121
6.625% due 04/01/2018		3,300	3,725
Citigroup, Inc.
1.694% due 01/13/2014		29,000	29,011
4.587% due 12/15/2015		5,000	5,346
5.000% due 09/15/2014		7,400	7,612
6.000% due 08/15/2017		500	570
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		3,000	3,161
Deutsche Annington Finance BV
3.200% due 10/02/2017		7,800	7,909
Dexia Credit Local S.A.
5.375% due 07/21/2014	EUR	22,589	31,845
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$6,570	6,669
Eksportfinans ASA
0.890% due 06/16/2015	JPY	100,000	915
1.600% due 03/20/2014		51,000	482
2.000% due 09/15/2015		$22,100	21,824
2.375% due 05/25/2016		24,350	24,015
3.000% due 11/17/2014		26,350	26,488
5.500% due 05/25/2016		3,900	4,124
5.500% due 06/26/2017		1,000	1,058
Everglades Re Ltd.
17.816% due 10/31/2015		1,500	1,576
Export-Import Bank of Korea
4.000% due 01/29/2021		3,000	3,088
4.375% due 09/15/2021		700	733
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		25,150	25,451
6.625% due 08/15/2017		2,000	2,318
8.000% due 06/01/2014		8,000	8,245
8.700% due 10/01/2014		4,517	4,789
12.000% due 05/15/2015		12,000	13,781
General Motors Financial Co., Inc.
2.750% due 05/15/2016		22,194	22,527
3.250% due 05/15/2018		7,954	7,974
GMAC International Finance BV
7.500% due 04/21/2015	EUR	3,500	5,158
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		$32,000	36,400
6.150% due 04/01/2018		14,400	16,521
6.250% due 09/01/2017		500	573
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		4,000	4,441
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		6,500	7,134
HBOS Capital Funding LP
6.461% due 11/30/2018 (f)	GBP	1,400	2,382

HBOS PLC
5.374% due 06/30/2021	EUR	20,800	29,876
6.750% due 05/21/2018		$29,500	33,501
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		5,000	5,436
Hospitality Properties Trust
5.000% due 08/15/2022		26,895	27,340
5.125% due 02/15/2015		2,000	2,046
6.300% due 06/15/2016		10,000	10,800
6.700% due 01/15/2018		12,000	13,468
7.875% due 08/15/2014		2,000	2,016
HSBC Finance Corp.
6.676% due 01/15/2021		20,000	22,987
ICICI Bank Ltd.
5.750% due 11/16/2020		19,700	20,340
International Lease Finance Corp.
4.875% due 04/01/2015		5,500	5,713
5.650% due 06/01/2014		3,600	3,672
5.750% due 05/15/2016		7,600	8,160
6.500% due 09/01/2014		49,400	51,252
6.750% due 09/01/2016		6,700	7,504
7.125% due 09/01/2018		29,600	34,410
8.625% due 09/15/2015		5,000	5,569
8.750% due 03/15/2017		1,500	1,774
Intesa Sanpaolo SpA
6.500% due 02/24/2021		200	219
IPIC GMTN Ltd.
5.000% due 11/15/2020		250	271
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		50,000	46,375
5.500% due 08/06/2022		83,000	79,472
Jefferies Finance LLC
7.375% due 04/01/2020		4,700	4,911
Jefferies Group LLC
5.125% due 04/13/2018		6,500	7,055
5.125% due 01/20/2023		23,700	23,979
6.500% due 01/20/2043		52,300	51,870
8.500% due 07/15/2019		32,780	40,155
Kilroy Realty LP
4.800% due 07/15/2018		11,000	11,794
5.000% due 11/03/2015		22,000	23,476
Korea Exchange Bank
3.125% due 06/26/2017		10,500	10,783
Lazard Group LLC
4.250% due 11/14/2020		5,769	5,758
LBG Capital PLC
6.439% due 05/23/2020	EUR	1,700	2,479
7.588% due 05/12/2020	GBP	13,534	23,880
7.625% due 12/09/2019		2,000	3,507
7.625% due 10/14/2020	EUR	500	742
7.867% due 12/17/2019	GBP	2,300	4,056
7.869% due 08/25/2020		11,200	19,817
7.975% due 09/15/2024		1,700	2,995
9.000% due 12/15/2019		449	803
9.125% due 07/15/2020		651	1,172
9.875% due 02/10/2023		300	544
15.000% due 12/21/2019	EUR	500	1,035
LeasePlan Corp. NV
2.500% due 05/16/2018		$6,900	6,712
Merrill Lynch & Co., Inc.
0.530% due 05/30/2014	EUR	5,000	6,880
0.674% due 07/22/2014		7,000	9,642
0.704% due 01/15/2015		$4,000	4,004
5.750% due 12/12/2014	GBP	8,255	14,246
6.400% due 08/28/2017		$2,800	3,230
7.750% due 04/30/2018	GBP	3,300	6,536
Morgan Stanley
5.950% due 12/28/2017		$3,502	4,003
6.625% due 04/01/2018		7,000	8,195
7.300% due 05/13/2019		28,250	34,328
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		1,125	1,209
Panther CDO BV
1.343% due 02/24/2016	GBP	2,871	4,672
Petrobras Global Finance BV
1.857% due 05/20/2016		$12,689	12,689
2.000% due 05/20/2016		5,551	5,560
2.384% due 01/15/2019		7,931	7,792
3.000% due 01/15/2019		11,895	11,156
3.250% due 04/01/2019	EUR	67,000	93,356
Piper Jaffray Cos.
4.747% due 11/30/2015		$15,000	15,103
Pitch1
5.125% due 07/20/2022	EUR	2,400	3,463
ProLogis LP
4.000% due 01/15/2018		$6,000	6,363
6.625% due 12/01/2019		5,000	5,879

Provident Funding Associates LP
10.125% due 02/15/2019		2,650	2,902
Prudential Covered Trust
2.997% due 09/30/2015		31,875	32,876
Qatari Diar Finance Co.
5.000% due 07/21/2020		10,000	11,000
Rabobank Group
6.875% due 03/19/2020	EUR	44,150	68,989
RCI Banque S.A.
4.600% due 04/12/2016		$6,400	6,786
Regions Financial Corp.
7.750% due 11/10/2014		9,750	10,289
Royal Bank of Scotland NV
0.942% due 03/09/2015		7,600	7,518
Royal Bank of Scotland PLC
0.946% due 04/11/2016		7,500	7,275
0.987% due 09/29/2015		10,000	9,812
5.625% due 08/24/2020		20,000	22,396
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		41,500	42,849
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		88,400	94,146
5.180% due 06/28/2019		36,700	38,673
5.400% due 03/24/2017		4,500	4,833
5.717% due 06/16/2021		34,400	36,030
6.125% due 02/07/2022		40,000	42,299
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	30,047
7.750% due 03/15/2020		21,995	25,847
SLM Corp.
0.538% due 01/27/2014		6,000	5,993
3.875% due 09/10/2015		400	416
5.000% due 04/15/2015		6,454	6,769
5.050% due 11/14/2014		700	725
5.500% due 01/15/2019		7,600	7,892
6.000% due 01/25/2017		2,200	2,390
6.250% due 01/25/2016		22,100	23,951
8.000% due 03/25/2020		6,070	6,897
8.450% due 06/15/2018		12,450	14,551
SLM Student Loan Trust
0.827% due 12/15/2033	EUR	2,146	2,834
Springleaf Finance Corp.
5.400% due 12/01/2015		$25,430	26,511
5.750% due 09/15/2016		1,000	1,062
6.500% due 09/15/2017		5,372	5,775
6.900% due 12/15/2017		239,373	262,832
7.750% due 10/01/2021		900	977
8.250% due 10/01/2023		900	979
Standard Chartered PLC
3.200% due 05/12/2016		7,500	7,839
3.850% due 04/27/2015		8,150	8,478
5.500% due 11/18/2014		490	511
Stone Street Trust
5.902% due 12/15/2015		15,000	16,084
UBS AG
4.750% due 05/22/2023		2,700	2,705
Union Bank N.A.
2.625% due 09/26/2018		11,527	11,741
Virgin Media Secured Finance PLC
5.375% due 04/15/2021		12,000	12,060
5.500% due 01/15/2021	GBP	5,000	8,360
6.000% due 04/15/2021		17,700	30,263
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$26,100	27,896
5.450% due 11/22/2017		20,000	21,476
6.025% due 07/05/2022		47,400	48,585
Waha Aerospace BV
3.925% due 07/28/2020		12,250	12,908
Western Union Co.
2.375% due 12/10/2015		3,100	3,174
Weyerhaeuser Co.
7.950% due 03/15/2025		300	366

			3,343,492

INDUSTRIALS 5.3%
ADT Corp.
4.125% due 06/15/2023		1,900	1,687
6.250% due 10/15/2021		7,906	8,311
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		19,700	19,503
Aguila S.A.
7.875% due 01/31/2018		500	533

Air Canada Pass-Through Trust
4.125% due 11/15/2026		1,600	1,560
5.375% due 11/15/2022		1,400	1,362
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		450	488
Alion Science and Technology Corp.
12.000% due 11/01/2014 (c)		20,265	20,721
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,141	2,264
American Airlines, Inc.
7.500% due 03/15/2016 ^		1,500	1,564
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		1,700	1,596
6.500% due 04/15/2040		4,200	3,277
Armored Autogroup, Inc.
9.250% due 11/01/2018		900	871
Associated Materials LLC
9.125% due 11/01/2017		1,330	1,426
Avaya, Inc.
7.000% due 04/01/2019		325	320
Aviation Capital Group Corp.
3.875% due 09/27/2016		19,957	20,625
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		712	740
Berau Coal Energy Tbk PT
7.250% due 03/13/2017		32,600	32,356
Berry Plastics Corp.
9.750% due 01/15/2021		750	872
Building Materials Corp. of America
7.500% due 03/15/2020		1,000	1,085
Cablevision Systems Corp.
8.000% due 04/15/2020		1,200	1,347
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		5,000	4,828
Capella Healthcare, Inc.
9.250% due 07/01/2017		3,050	3,256
Cemex S.A.B. de C.V.
4.999% due 10/15/2018		9,600	9,994
5.247% due 09/30/2015		13,000	13,487
7.250% due 01/15/2021		9,600	9,960
Centex Corp.
6.500% due 05/01/2016		8,500	9,424
Chesapeake Energy Corp.
9.500% due 02/15/2015		10,000	10,887
Chrysler Group LLC
8.250% due 06/15/2021		2,000	2,285
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		17,400	17,857
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,400	1,393
5.500% due 04/29/2022		1,500	1,545
7.250% due 05/10/2021		7,435	8,513
7.707% due 10/02/2022		4,452	5,053
7.875% due 01/02/2020		2,740	2,953
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		1,000	1,064
CVS Pass-Through Trust
5.773% due 01/10/2033		6,498	6,826
7.507% due 01/10/2032		4,592	5,476
D.R. Horton, Inc.
5.625% due 01/15/2016		12,500	13,422
6.500% due 04/15/2016		14,000	15,365
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021		1,209	1,294
6.200% due 01/02/2020		6,522	7,272
7.750% due 06/17/2021		11,936	13,726
Deluxe Corp.
5.125% due 10/01/2014		5,000	5,131
DISH DBS Corp.
6.625% due 10/01/2014		8,900	9,278
7.125% due 02/01/2016		7,575	8,408
7.750% due 05/31/2015		9,336	10,153
DJO Finance LLC
9.750% due 10/15/2017		1,000	1,023
Dolphin Energy Ltd.
5.888% due 06/15/2019		66	73
Ecopetrol S.A.
4.250% due 09/18/2018		767	811
5.875% due 09/18/2023		5,369	5,678
El Paso LLC
6.950% due 06/01/2028		500	453
7.750% due 01/15/2032		1,200	1,221
8.050% due 10/15/2030		1,700	1,729
8.250% due 02/15/2016		830	909
Elli Finance U.K. PLC
8.750% due 06/15/2019	GBP	4,400	8,106

Enterprise Inns PLC
6.500% due 12/06/2018		12,218	21,092
6.875% due 05/09/2025		12,560	20,279
FBG Finance Ltd.
5.125% due 06/15/2015		$2,000	2,123
Ferrellgas Partners LP
8.625% due 06/15/2020		650	687
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021		750	799
Georgia-Pacific LLC
5.400% due 11/01/2020		1,100	1,229
Greene King Finance PLC
5.702% due 12/15/2034	GBP	1,027	1,494
Griffon Corp.
7.125% due 04/01/2018		$125	133
Grohe Holding GmbH
4.277% due 09/15/2017	EUR	400	552
HCA, Inc.
4.750% due 05/01/2023		$80,500	75,871
5.750% due 03/15/2014		2,100	2,122
5.875% due 03/15/2022		7,000	7,245
6.375% due 01/15/2015		6,169	6,493
6.500% due 02/15/2016		300	329
6.500% due 02/15/2020		55,200	60,789
7.190% due 11/15/2015		900	986
7.875% due 02/15/2020		8,300	8,933
8.360% due 04/15/2024		3,796	4,195
8.500% due 04/15/2019		13,100	13,919
9.000% due 12/15/2014		400	430
HeidelbergCement Finance Luxembourg S.A.
6.750% due 12/15/2015 (i)	EUR	6,000	9,073
7.500% due 10/31/2014		2,000	2,894
7.500% due 04/03/2020		3,000	5,043
8.500% due 10/31/2019		5,000	8,770
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		$175	180
Hughes Satellite Systems Corp.
7.625% due 06/15/2021		150	168
Ineos Finance PLC
7.250% due 02/15/2019	EUR	53,300	78,274
7.500% due 05/01/2020		$4,400	4,845
8.375% due 02/15/2019		58,900	65,747
Jaguar Holding Co.
9.500% due 12/01/2019		500	565
Jaguar Land Rover Automotive PLC
8.125% due 05/15/2018	GBP	6,592	11,849
8.125% due 05/15/2021		$1,000	1,143
Laredo Petroleum, Inc.
9.500% due 02/15/2019		400	449
Lightstream Resources Ltd.
8.625% due 02/01/2020		2,000	2,030
Lukoil International Finance BV
7.250% due 11/05/2019		200	232
Manitowoc Co., Inc.
8.500% due 11/01/2020		875	998
MGM Resorts International
5.875% due 02/27/2014		8,100	8,151
6.625% due 07/15/2015		8,041	8,664
6.875% due 04/01/2016		1,400	1,547
7.500% due 06/01/2016		8,700	9,787
8.625% due 02/01/2019		200	236
Mongolian Mining Corp.
8.875% due 03/29/2017		3,625	2,882
Nokia Siemens Networks Finance BV
6.750% due 04/15/2018	EUR	1,700	2,546
Novasep Holding S.A.S.
8.000% due 12/15/2016		$389	371
NXP BV
3.500% due 09/15/2016		11,000	11,302
OGX Austria GmbH
8.375% due 04/01/2022 ^		39,820	3,385
8.500% due 06/01/2018 ^		136,860	11,633
Perstorp Holding AB
8.750% due 05/15/2017		22,800	24,624
9.000% due 05/15/2017	EUR	22,900	34,183
Pertamina Persero PT
4.300% due 05/20/2023		$15,861	13,878
Petrobras International Finance Co.
5.375% due 01/27/2021		200	199
5.750% due 01/20/2020		26,896	27,780
7.875% due 03/15/2019		26,650	30,306
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		5,751	4,270
5.375% due 04/12/2027		33,529	18,022
8.500% due 11/02/2017		3,834	3,201

PHH Corp.
6.375% due 08/15/2021		2,350	2,362
9.250% due 03/01/2016		3,000	3,427
Post Holdings, Inc.
6.750% due 12/01/2021		3,100	3,216
Pride International, Inc.
6.875% due 08/15/2020		600	719
Priory Group PLC
7.000% due 02/15/2018	GBP	9,650	16,899
Punch Taverns Finance Ltd.
7.369% due 06/30/2022		4,744	8,170
Punch Taverns Finance PLC
5.883% due 10/15/2026		6,943	10,290
Radio One, Inc.
12.500% due 05/24/2016		$5,700	5,728
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		106,575	109,239
6.875% due 02/15/2021		4,500	4,871
7.875% due 08/15/2019		150	167
Rockies Express Pipeline LLC
3.900% due 04/15/2015		23,755	23,814
5.625% due 04/15/2020		22,060	19,689
6.000% due 01/15/2019		35,592	33,101
6.875% due 04/15/2040		20,477	17,047
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		200	217
Samson Investment Co.
10.500% due 02/15/2020		5,000	5,475
Schaeffler Finance BV
7.750% due 02/15/2017		3,730	4,252
Scientific Games Corp.
8.125% due 09/15/2018		1,000	1,078
Sonat, Inc.
7.000% due 02/01/2018		500	545
Spirit Issuer PLC
3.226% due 12/28/2031	GBP	750	1,081
5.472% due 12/28/2034		13,613	21,021
6.582% due 12/28/2027		11,216	19,316
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	1,075
Suburban Propane Partners LP
7.500% due 10/01/2018		2,533	2,729
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		9,500	9,010
5.125% due 02/22/2021		3,000	3,169
Tenet Healthcare Corp.
4.375% due 10/01/2021		19,770	18,683
4.500% due 04/01/2021		18,100	17,218
6.000% due 10/01/2020		19,227	20,104
Time Warner Cable, Inc.
5.500% due 09/01/2041		78	65
5.850% due 05/01/2017		1,322	1,442
5.875% due 11/15/2040		771	667
6.750% due 07/01/2018		420	471
6.750% due 06/15/2039		75	71
7.300% due 07/01/2038		917	915
8.750% due 02/14/2019		230	275
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		1,300	1,496
8.375% due 07/15/2033		4,172	4,546
Times Square Hotel Trust
8.528% due 08/01/2026		1,944	2,533
Toll Brothers Finance Corp.
8.910% due 10/15/2017		14,500	17,581
Tomkins LLC
9.000% due 10/01/2018		241	265
Trionista Holdco GmbH
5.000% due 04/30/2020	EUR	100	141
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		$4,600	4,473
4.625% due 12/03/2026		4,784	4,855
5.375% due 05/15/2023		2,700	2,659
5.900% due 04/01/2026		2,401	2,617
7.125% due 04/22/2025		1,317	1,485
UAL Pass-Through Trust
9.750% due 07/15/2018		6,180	7,107
10.400% due 05/01/2018		33,997	38,587
Unique Pub Finance Co. PLC
6.542% due 03/30/2021	GBP	3,409	5,885
United Airlines, Inc.
6.750% due 09/15/2015		$3,750	3,886
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023		7,000	6,825
5.625% due 04/15/2023	EUR	3,500	4,906
5.750% due 01/15/2023		1,500	2,136

Unitymedia KabelBW GmbH
9.625% due 12/01/2019	7,601	11,633
Univision Communications, Inc.
6.750% due 09/15/2022	$61,750	67,925
6.875% due 05/15/2019	2,000	2,147
UPCB Finance Ltd.
6.875% due 01/15/2022	1,500	1,601
Valeant Pharmaceuticals International, Inc.
7.000% due 10/01/2020	3,500	3,789
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	200	218
Virgin Australia Trust
5.000% due 04/23/2025	3,834	3,959
6.000% due 04/23/2022	921	946
Warner Chilcott Co. LLC
7.750% due 09/15/2018	1,250	1,359
Welltec A/S
8.000% due 02/01/2019	6,000	6,390
Western Express, Inc.
12.500% due 04/15/2015	3,720	2,381
Wind Acquisition Finance S.A.
7.250% due 02/15/2018	300	317
11.750% due 07/15/2017	1,000	1,065
WMG Acquisition Corp.
6.000% due 01/15/2021	900	939
Wyndham Worldwide Corp.
5.625% due 03/01/2021	1,000	1,068
Wynn Las Vegas LLC
5.375% due 03/15/2022	750	761
Yellowstone Energy LP
5.750% due 12/31/2026	6,500	6,074

		1,592,461

UTILITIES 3.1%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020	11,200	11,984
AES Corp.
7.375% due 07/01/2021	350	396
8.000% due 10/15/2017	325	384
9.750% due 04/15/2016	1,500	1,774
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	100	122
Calpine Corp.
7.875% due 07/31/2020	2,400	2,640
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	1,000	1,099
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	141,516	147,177
10.000% due 12/01/2020	78,477	83,757
12.250% due 03/01/2022	5,000	5,900
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	63,564	66,583
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016	10,000	10,640
6.212% due 11/22/2016	20,000	22,100
7.288% due 08/16/2037	20,000	21,175
8.146% due 04/11/2018	25,550	30,213
9.250% due 04/23/2019	65,750	81,201
Korea Electric Power Corp.
3.000% due 10/05/2015	2,000	2,061
Midwest Generation LLC
8.560% due 01/02/2016 ^	827	947
NGPL PipeCo LLC
7.119% due 12/15/2017	37,290	33,934
7.768% due 12/15/2037	35,670	30,676
9.625% due 06/01/2019 (i)	34,243	33,644
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	22,050	22,712
Perusahaan Listrik Negara PT
5.250% due 10/24/2042	800	604
PPL Energy Supply LLC
4.600% due 12/15/2021	1,081	1,039
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027	250	275
Rosneft Finance S.A.
6.625% due 03/20/2017	10,200	11,322
7.875% due 03/13/2018	5,200	6,032
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017	10,800	10,962
4.199% due 03/06/2022	18,500	17,020
Sabine Oil & Gas LLC
9.750% due 02/15/2017	500	523
Sierra Hamilton LLC
12.250% due 12/15/2018	15,300	15,270

Sprint Capital Corp.
8.750% due 03/15/2032		1,500	1,616
Sprint Corp.
7.125% due 06/15/2024		13,102	13,331
Telecom Italia Capital S.A.
7.200% due 07/18/2036		4,300	4,160
Tenaska Alabama Partners LP
7.000% due 06/30/2021		945	1,016
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	16,000	151
1.850% due 07/28/2014		16,000	151
2.125% due 03/24/2017	CHF	3,000	3,229
4.500% due 03/24/2014	EUR	29,250	40,475
Verizon Communications, Inc.
1.773% due 09/15/2016		$30,100	31,030
1.993% due 09/14/2018		9,800	10,316
2.500% due 09/15/2016		23,600	24,417
3.650% due 09/14/2018		33,800	35,800
4.500% due 09/15/2020		23,300	24,952
5.150% due 09/15/2023		31,400	33,726
VimpelCom Holdings BV
5.200% due 02/13/2019		4,700	4,724
5.950% due 02/13/2023		43,000	40,743

			944,003

Total Corporate Bonds & Notes (Cost $5,759,687)			5,879,956

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
SL Green Operating Partnership LP
3.000% due 10/15/2017		25,000	31,234

INDUSTRIALS 0.0%
Peabody Energy Corp.
4.750% due 12/15/2066		700	557

Total Convertible Bonds & Notes (Cost $25,722)			31,791

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		7,500	9,115
6.918% due 04/01/2040		7,000	8,385
7.043% due 04/01/2050		2,340	2,889
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049		7,000	8,782
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044		5,000	5,798

			34,969

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		5,500	7,010

NEW YORK 0.1%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031		5,500	6,057
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037		2,000	2,217

			8,274

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047		1,500	1,527

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037		1,000	1,172
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, Series 2010
6.693% due 07/01/2041		1,000	1,203

			2,375

Total Municipal Bonds & Notes (Cost $45,442)			54,155

U.S. GOVERNMENT AGENCIES 17.1%
Fannie Mae
0.226% due 12/25/2036		189	185

0.285% due 03/25/2034	58	57
0.315% due 08/25/2034	25	25
0.385% due 09/25/2031	2,487	2,285
0.515% due 03/25/2044	29	28
0.565% due 11/25/2021 - 08/25/2036	64	65
0.615% due 07/25/2021	10	10
0.800% due 02/25/2022 (a)	303,309	14,544
0.865% due 08/25/2022	7	7
0.965% due 05/25/2022	5	5
0.993% due 09/25/2022 (a)	113,804	7,072
1.015% due 05/25/2018 - 10/25/2020	22	23
1.065% due 05/25/2021 - 10/25/2021	32	32
1.201% due 09/25/2018 (a)	196,128	8,488
1.334% due 11/01/2028	185	194
1.344% due 10/01/2044	10	10
1.365% due 01/25/2024	18	19
1.463% due 09/25/2022	5	5
1.465% due 11/25/2021	23	23
1.544% due 10/01/2040	71	73
1.775% due 07/01/2032	371	381
1.797% due 02/01/2034	1,679	1,740
1.820% due 02/01/2032	44	45
1.840% due 12/01/2035	22	23
1.885% due 12/01/2034	212	221
1.927% due 11/01/2033	79	83
1.949% due 08/01/2033	124	133
1.953% due 01/01/2018	19	20
2.025% due 11/01/2033	13	14
2.087% due 07/01/2019	38	40
2.112% due 06/01/2025	2	2
2.125% due 07/01/2032	92	93
2.157% due 12/01/2035	6	6
2.178% due 09/01/2033	20	21
2.180% due 03/25/2022	12	12
2.200% due 04/01/2017	2	2
2.204% due 09/01/2017 - 03/01/2033	50	52
2.206% due 10/01/2017 - 11/01/2020	74	76
2.230% due 09/25/2022	5	5
2.232% due 03/01/2020	7	7
2.240% due 04/25/2023	7	7
2.250% due 08/01/2018 - 10/01/2032	233	239
2.255% due 09/01/2035	24	26
2.272% due 01/01/2018	4	4
2.280% due 01/25/2022	27	28
2.285% due 10/01/2034	196	208
2.290% due 06/01/2019	5	5
2.291% due 07/01/2025	1	2
2.295% due 10/01/2025	33	34
2.300% due 07/01/2032	11	11
2.315% due 05/01/2024	39	39
2.325% due 05/01/2024	88	89
2.340% due 12/01/2032 - 12/01/2033	72	76
2.346% due 03/01/2033	245	261
2.355% due 08/01/2032	16	16
2.357% due 10/01/2033	2	2
2.369% due 05/25/2035	78	80
2.370% due 10/01/2035	275	295
2.372% due 04/01/2032	58	61
2.375% due 09/01/2024	94	99
2.395% due 11/01/2029 - 06/01/2032	327	341
2.396% due 01/25/2022 (a)	52,603	6,752
2.397% due 04/01/2033	7	8
2.399% due 04/01/2028	15	16
2.400% due 04/01/2024	8	9
2.420% due 03/01/2034	28	29
2.439% due 08/01/2032	12	12
2.467% due 07/01/2017	2	2
2.470% due 08/01/2017	9	8
2.500% due 07/01/2017 - 08/25/2042	92,894	90,621
2.504% due 07/01/2018	2	2
2.525% due 02/01/2032	18	19
2.545% due 01/01/2019	6	6
2.571% due 09/01/2017	7	7
2.584% due 10/01/2036	10	11
2.652% due 09/01/2030	37	40
2.699% due 01/01/2035	175	176
2.720% due 08/01/2017	8	8
2.722% due 10/01/2025	3	3
2.758% due 05/01/2018	17	18
2.778% due 03/01/2036	140	143
2.836% due 03/01/2016	1	1
2.875% due 09/01/2024	44	46
2.880% due 05/01/2019	3	4
2.886% due 02/01/2028	1	1
2.913% due 01/01/2028	2	2
2.944% due 12/01/2027	4	4

2.950% due 07/01/2036	19	20
3.000% due 09/01/2016 - 02/01/2044	2,876,584	2,736,336
3.000% due 06/25/2042 (a)	15,689	2,555
3.023% due 03/01/2036	26	27
3.045% due 01/01/2018	2	3
3.068% due 01/01/2029	75	80
3.145% due 09/01/2024	4	4
3.500% due 11/01/2025 - 02/01/2044	398,480	395,200
3.500% due 02/25/2043 (a)	28,325	6,601
3.547% due 08/01/2026	7	7
3.840% due 08/01/2021	19,384	20,354
3.875% due 01/01/2027	9	9
4.000% due 03/01/2029 - 06/01/2043	301,248	310,147
4.000% due 12/25/2042 (a)	5,713	1,196
4.022% due 12/01/2027	15	16
4.500% due 11/01/2023 - 04/01/2042	366,776	390,056
4.500% due 12/25/2042 (a)	4,989	1,127
4.833% due 04/01/2027	83	84
4.975% due 09/01/2022	23	24
5.000% due 01/01/2016 - 06/25/2043	97,600	108,173
5.020% due 06/01/2033	10,065	10,714
5.182% due 09/01/2018	11	12
5.500% due 08/01/2023 - 06/01/2048	34,388	37,712
5.685% due 03/25/2041 (a)	18,128	3,449
5.735% due 10/25/2043 (a)	50,101	11,263
5.865% due 06/25/2037 (a)	2,602	376
5.885% due 03/25/2037 (a)	5,509	707
5.905% due 12/25/2036 - 02/25/2037 (a)	6,452	985
5.935% due 04/25/2037 (a)	4,433	690
5.945% due 04/25/2037 (a)	8,306	1,228
5.985% due 08/25/2035 - 02/25/2043 (a)	26,957	5,124
6.000% due 06/25/2029 - 09/01/2040	119,428	132,738
6.135% due 01/25/2038 (a)	15,079	1,771
6.185% due 01/25/2040 (a)	13,946	2,376
6.215% due 03/25/2037 (a)	16,841	2,329
6.235% due 05/25/2037 (a)	4,336	589
6.245% due 06/25/2037 (a)	15,159	2,192
6.275% due 04/25/2037 (a)	92,379	15,728
6.285% due 12/25/2037 - 10/25/2039 (a)	28,090	3,681
6.290% due 02/25/2029	2,025	2,191
6.335% due 02/25/2037 (a)	12,245	1,711
6.385% due 10/25/2036 - 06/25/2040 (a)	13,917	2,074
6.395% due 06/25/2041 (a)	35,723	5,197
6.435% due 11/25/2035 (a)	3,088	484
6.485% due 11/25/2036 - 04/25/2037 (a)	22,732	3,616
6.500% due 06/25/2028 - 02/01/2036	672	748
6.535% due 03/25/2036 (a)	10,237	1,662
6.565% due 10/25/2039 (a)	14,115	2,260
6.625% due 04/25/2037 (a)	7,108	1,175
6.835% due 02/25/2038 (a)	33,556	5,241
6.850% due 12/18/2027	20	22
6.900% due 05/25/2023	61	69
6.966% due 06/25/2042	46	53
7.000% due 07/25/2022 - 01/25/2048	870	996
7.035% due 02/25/2037 (a)	3,501	571
7.500% due 07/25/2022 - 06/25/2042	167	189
7.762% due 01/17/2040	440	476
8.000% due 07/25/2022	40	44
8.500% due 06/25/2030	332	398
8.600% due 08/25/2019	100	111
16.872% due 03/25/2038	2,984	3,839
17.423% due 04/25/2023 (a)	80	26
Freddie Mac
0.367% due 03/15/2031	213	212
0.425% due 08/25/2031	28	28
0.665% due 01/25/2021 (a)	110,613	3,722
0.755% due 03/25/2020 (a)	45,396	1,712
0.842% due 01/25/2023 (a)	192,164	11,092
1.379% due 06/25/2021 (a)	61,092	4,521
1.394% due 11/25/2019 (a)	134,422	8,871
1.446% due 12/25/2021 (a)	114,718	9,980
1.543% due 03/25/2019 (a)	53,197	3,637
1.544% due 07/25/2044	23	24
1.592% due 10/25/2018 (a)	70,938	4,735
1.751% due 08/25/2016 (a)	82,974	2,588
1.756% due 09/25/2018 (a)	31,639	2,278
1.757% due 10/15/2023	484	487
1.790% due 02/01/2037	9	10
1.875% due 04/01/2017	102	107
2.100% due 06/01/2033	26	27
2.102% due 05/01/2035	108	114
2.120% due 08/01/2034	2	2
2.140% due 02/01/2033	3	3
2.206% due 06/01/2019	16	17
2.218% due 04/01/2036	22	24
2.250% due 01/01/2020	12	12

2.272% due 08/01/2024	9	9
2.293% due 09/01/2023	16	16
2.304% due 05/01/2029	65	69
2.325% due 09/01/2036	3	3
2.335% due 06/01/2037	4	5
2.348% due 01/01/2033 - 05/01/2033	71	75
2.349% due 10/01/2032	61	63
2.350% due 09/01/2033	221	236
2.354% due 07/01/2033	31	32
2.355% due 09/01/2031	247	248
2.359% due 07/01/2034	165	175
2.362% due 01/01/2033	17	17
2.363% due 09/01/2034	161	169
2.366% due 01/01/2035	166	177
2.375% due 07/01/2017 - 05/01/2037	195	202
2.383% due 09/01/2037	7	7
2.385% due 07/01/2025	67	67
2.389% due 04/01/2033	3	4
2.405% due 11/01/2017	8	8
2.407% due 09/01/2033	11	12
2.416% due 05/01/2019	2	2
2.428% due 02/01/2026	49	52
2.437% due 12/01/2034	36	38
2.445% due 03/01/2031	46	49
2.466% due 09/01/2037	16	17
2.480% due 11/01/2036	7	7
2.483% due 08/01/2036	4	4
2.486% due 10/01/2026	1	1
2.495% due 09/01/2037	7	7
2.500% due 10/01/2024 - 10/01/2027	161,812	160,684
2.516% due 12/01/2037	8	9
2.518% due 03/01/2032	437	468
2.520% due 04/01/2036	34	36
2.530% due 11/01/2029	316	339
2.534% due 09/01/2037	19	20
2.540% due 08/01/2037	5	6
2.551% due 02/01/2036	17	18
2.559% due 01/01/2035	131	139
2.592% due 09/01/2024	19	20
2.598% due 12/01/2033	196	208
2.676% due 08/01/2035	14	14
2.683% due 02/01/2018	14	15
2.763% due 07/01/2033	109	117
2.848% due 03/01/2025	1	1
2.867% due 09/01/2018	10	10
2.925% due 06/01/2019	30	30
3.000% due 03/15/2027 - 12/15/2042 (a)	119,222	21,492
3.015% due 11/01/2035	174	185
3.084% due 01/25/2019 (a)	25,666	3,208
3.086% due 02/01/2015	13	13
3.146% due 03/01/2025	37	38
3.180% due 05/01/2019	174	176
3.320% due 01/01/2037	592	621
3.500% due 08/15/2042 - 01/01/2044	45,270	43,664
3.500% due 12/15/2042 (a)	24,601	5,802
3.615% due 06/25/2041 (a)	3,500	725
4.000% due 04/15/2019 - 01/15/2041	39,357	40,921
4.500% due 11/15/2040	22,809	22,783
5.000% due 02/15/2024 - 05/15/2038	21,485	23,365
5.053% due 03/15/2036 (a)	6,719	693
5.500% due 08/15/2036 - 06/15/2041	91,607	100,537
5.625% due 07/01/2037 - 02/01/2038	1,312	1,434
5.783% due 11/15/2037 (a)	25,996	3,234
5.883% due 08/15/2037 (a)	3,896	530
6.000% due 03/15/2017 - 02/15/2032	8,640	9,498
6.033% due 06/15/2038 - 10/15/2042 (a)	31,169	5,613
6.273% due 03/15/2037 (a)	19,136	2,749
6.283% due 06/15/2039 (a)	4,305	616
6.383% due 09/15/2036 (a)	10,638	1,431
6.403% due 09/15/2036 (a)	5,439	745
6.483% due 04/15/2036 - 05/15/2036 (a)	33,142	5,439
6.500% due 11/15/2021 - 04/15/2029	741	834
6.533% due 04/15/2026 - 03/15/2036 (a)	9,426	1,442
6.583% due 01/15/2037 (a)	4,035	649
6.750% due 01/15/2024	18	20
6.933% due 06/15/2032 (a)	8,086	907
6.983% due 08/15/2036 (a)	9,663	1,547
7.000% due 05/15/2021 - 12/01/2047	1,649	1,844
7.033% due 07/15/2034 (a)	2,697	418
7.250% due 09/15/2030	56	65
7.500% due 06/01/2014 - 09/15/2030	471	539
7.583% due 12/15/2042	5,292	4,852
8.500% due 06/15/2031	245	293
8.829% due 05/15/2023	24	28
8.927% due 05/15/2041	252	255
9.000% due 09/15/2020 - 02/15/2021	113	123

9.567% due 01/15/2041		2,239	2,206
10.527% due 02/15/2040		563	641
15.767% due 12/15/2031 - 02/15/2032		3,496	4,748
16.458% due 09/15/2034		4,870	6,129
16.792% due 02/15/2024		25	35
19.542% due 02/15/2024		63	94
19.977% due 11/15/2023		65	101
20.497% due 10/15/2031		96	150
Ginnie Mae
1.036% due 03/16/2051 (a)		5,397	259
1.287% due 08/16/2048 (a)		33,898	2,419
1.359% due 11/16/2043 (a)		85,030	6,056
1.594% due 10/16/2053 (a)		12,928	983
1.625% due 06/20/2022 - 01/20/2035		791	820
2.000% due 08/20/2027		2	3
2.125% due 08/20/2033		16	17
3.500% due 01/20/2042 - 03/20/2043 (a)		18,959	2,987
4.000% due 10/15/2039 - 03/15/2040		62	64
4.000% due 03/20/2043 (a)		15,085	2,138
5.000% due 07/20/2033 - 01/01/2044		180,759	195,950
5.500% due 04/20/2037		72	74
5.625% due 07/20/2037 - 01/20/2038		1,608	1,775
6.100% due 06/15/2028 - 03/15/2029		1,207	1,344
6.490% due 01/15/2028 - 01/15/2029		1,117	1,244
27.591% due 03/20/2031		668	1,081
Small Business Administration
5.370% due 04/01/2028		1,039	1,146
7.100% due 02/01/2017		17	18
7.190% due 12/01/2019		182	201
7.590% due 01/01/2020		88	98
Vendee Mortgage Trust
6.500% due 09/15/2024		151	171

Total U.S. Government Agencies (Cost $5,208,900)			5,135,221

U.S. TREASURY OBLIGATIONS 7.5%
U.S. Treasury Notes
0.875% due 09/15/2016 (i)(m)		700	704
1.000% due 05/31/2018 (m)		217	212
1.625% due 08/15/2022 (k)(m)		168,700	153,043
1.625% due 11/15/2022 (k)(m)		406,900	366,750
1.750% due 05/15/2023 (i)(k)(m)		872,800	785,350
2.000% due 02/15/2023 (k)(m)		325,400	301,351
2.500% due 08/15/2023 (k)(m)		653,800	626,754

Total U.S. Treasury Obligations (Cost $2,362,669)			2,234,164

MORTGAGE-BACKED SECURITIES 30.6%
Adjustable Rate Mortgage Trust
0.415% due 10/25/2035		518	467
0.415% due 03/25/2036		1,667	1,080
0.705% due 01/25/2036		331	295
2.474% due 08/25/2036		11,138	7,738
2.577% due 07/25/2035		6,948	6,389
2.663% due 02/25/2036		161	117
2.711% due 01/25/2036		4,604	3,923
2.724% due 11/25/2035 ^		1,921	1,649
2.801% due 09/25/2035		2,111	1,875
4.927% due 01/25/2036		1,096	1,008
4.949% due 11/25/2035		7,343	6,740
5.019% due 11/25/2035		893	793
American General Mortgage Loan Trust
5.150% due 03/25/2058		137	138
American Home Mortgage Assets Trust
0.355% due 05/25/2046		23,246	17,182
0.355% due 12/25/2046		78,673	52,202
0.355% due 06/25/2047		323	217
1.064% due 11/25/2046		22,466	11,571
1.103% due 09/25/2046		1,164	791
American Home Mortgage Investment Trust
0.465% due 11/25/2045		745	577
0.465% due 05/25/2047		5,600	2,182
1.855% due 10/25/2034		4,390	4,047
2.099% due 12/25/2035		778	561
2.099% due 11/25/2045 ^		54,937	43,276
2.173% due 10/25/2034		709	700
2.349% due 06/25/2045		2,456	2,397
2.355% due 02/25/2045		33,006	32,751
ASG Resecuritization Trust
2.283% due 03/26/2037		450	451
Asti Finance SRL
0.926% due 05/27/2050	EUR	17,467	22,230
AyT Hipotecario
0.517% due 09/15/2035		2,919	3,736
0.560% due 03/18/2035		2,619	3,315

Banc of America Alternative Loan Trust
0.565% due 06/25/2046 ^	$174	118
4.750% due 02/25/2019	41	42
5.500% due 07/25/2020	152	155
5.500% due 07/25/2033	15,856	16,356
5.500% due 10/25/2033	19,274	19,722
5.500% due 12/25/2035	397	353
5.750% due 04/25/2034	1,784	1,791
6.000% due 03/25/2021	77	80
6.000% due 11/25/2034	93	97
6.000% due 12/25/2034	91	92
6.000% due 08/25/2035	3,110	2,739
6.000% due 06/25/2046 ^	738	613
6.000% due 07/25/2046 ^	2,621	2,111
6.201% due 11/25/2021	822	810
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	37,917	41,091
5.596% due 04/10/2049	4,000	4,105
Banc of America Funding Corp.
0.327% due 02/20/2047	17,559	15,808
0.477% due 09/20/2035	8,821	6,275
0.665% due 07/25/2036 ^	130	90
0.665% due 07/26/2036	1,439	1,408
2.150% due 01/26/2037	54	54
2.393% due 06/20/2035	1,890	1,200
2.393% due 06/20/2035 ^	93	61
2.632% due 05/25/2035	103	84
2.669% due 03/20/2035	1,384	1,394
2.700% due 12/20/2034	844	685
2.722% due 10/20/2046 ^	655	525
2.868% due 03/20/2036	1,056	900
2.875% due 09/20/2035 ^	1,043	785
3.326% due 05/20/2034	1,268	1,255
3.694% due 01/20/2047 ^	450	363
5.038% due 09/20/2035	105	102
5.079% due 11/20/2035	12,525	9,510
5.359% due 05/20/2036	860	828
5.500% due 09/25/2034	327	339
5.500% due 09/25/2035	2,100	2,123
5.500% due 03/25/2036	497	478
5.578% due 03/20/2036	231	217
5.888% due 04/25/2037 ^	1,088	903
6.000% due 09/25/2036 ^	9,290	8,082
6.000% due 08/25/2037 ^	946	801
Banc of America Large Loan Trust
1.367% due 08/15/2029	17,400	17,207
1.517% due 08/15/2029	8,400	8,266
1.617% due 08/15/2029	738	723
1.717% due 08/15/2029	26,414	25,740
2.067% due 08/15/2029	28,214	27,358
2.667% due 08/15/2029	21,214	20,366
Banc of America Mortgage Securities, Inc.
5.154% due 12/25/2034	575	567
Banc of America Mortgage Trust
2.203% due 08/25/2034	901	895
2.492% due 10/25/2034	911	907
2.500% due 09/25/2034	6,187	6,148
2.606% due 11/25/2035	2,332	2,029
2.621% due 12/25/2033	283	279
2.739% due 07/25/2035	1,466	1,402
2.742% due 12/25/2033	206	205
2.746% due 03/25/2034	39	38
2.748% due 05/25/2034	171	166
2.751% due 10/25/2035	97	88
2.752% due 11/25/2035	982	910
2.753% due 04/25/2034	57	56
2.768% due 08/25/2034	716	711
2.772% due 09/25/2033	516	519
2.774% due 09/25/2035	1,915	1,809
2.794% due 06/25/2035	490	461
2.835% due 01/25/2036 ^	719	597
2.841% due 08/25/2033	108	107
2.853% due 04/25/2033	231	222
2.862% due 05/25/2035	278	254
2.867% due 01/25/2034	983	975
2.867% due 05/25/2034	1,808	1,784
2.867% due 11/20/2046 ^	155	125
2.872% due 05/25/2033	64	63
2.875% due 05/25/2033	10	9
2.910% due 02/25/2034	3,132	3,100
2.917% due 04/25/2035	2,107	1,834
2.932% due 02/25/2036 ^	3,538	3,018
2.944% due 02/25/2035	1,054	1,043
3.058% due 03/25/2033	489	479
3.197% due 02/25/2033	128	127
3.439% due 07/20/2032	195	197

4.442% due 11/25/2034		206	202
5.000% due 08/25/2019		101	102
5.019% due 02/25/2035		1,775	1,735
5.099% due 09/25/2035		611	606
5.250% due 07/25/2035		350	330
5.393% due 06/25/2035		1,648	1,608
5.500% due 09/25/2035		819	820
5.500% due 10/25/2035		2,214	2,131
5.500% due 11/25/2035		6,531	6,448
6.000% due 09/25/2037 ^		1,048	965
6.500% due 09/25/2033		56	58
Bankinter Fondo de Titulizacion de Activos
0.447% due 12/15/2040	EUR	5,927	7,322
Bayview Commercial Asset Trust
0.445% due 01/25/2037		$195	160
BCAP LLC Trust
0.365% due 07/26/2036		363	216
0.385% due 05/25/2047		15,364	11,260
2.099% due 11/26/2045		21,511	16,196
2.118% due 05/26/2036		1,557	1,563
2.376% due 11/27/2037		23,340	21,267
2.517% due 05/26/2036		20,140	16,070
2.550% due 11/26/2035		37,540	23,995
2.607% due 10/26/2035		29,198	29,587
2.625% due 03/26/2035		68	56
2.631% due 02/26/2036		74	64
2.639% due 10/26/2033		19	16
2.654% due 10/26/2035		10,414	6,404
2.658% due 06/26/2035		135	118
2.660% due 11/26/2035		2,103	1,749
2.847% due 09/26/2035		46	25
2.861% due 05/26/2047		22,380	13,396
4.753% due 10/26/2037		16,700	13,834
5.250% due 02/26/2036		3,229	2,941
5.250% due 04/26/2037		6,642	6,300
5.349% due 08/26/2035		1,069	1,064
5.500% due 12/26/2035		3,372	3,402
5.750% due 04/25/2037		16,242	13,671
6.076% due 01/26/2036		4,338	2,360
6.977% due 08/26/2022		185	159
BCC Mortgages PLC
0.420% due 03/12/2038	EUR	13,298	17,548
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		$215	216
2.255% due 02/25/2036		478	395
2.263% due 04/25/2033		315	312
2.380% due 02/25/2036		506	502
2.398% due 04/25/2034		1,547	1,520
2.401% due 02/25/2036 ^		1,621	1,135
2.430% due 10/25/2035		1,657	1,633
2.547% due 01/25/2035		904	881
2.571% due 02/25/2036 ^		79	63
2.581% due 08/25/2033		280	283
2.595% due 07/25/2034		859	846
2.645% due 08/25/2035		25,718	24,900
2.652% due 11/25/2034		2,091	2,071
2.660% due 10/25/2034		1,706	1,517
2.667% due 01/25/2035		253	256
2.695% due 01/25/2035		3,686	3,670
2.701% due 02/25/2035		6,228	6,137
2.703% due 08/25/2035		2,201	2,008
2.736% due 01/25/2035		190	185
2.758% due 04/25/2034		2,835	2,672
2.767% due 03/25/2035		2,818	2,754
2.796% due 10/25/2034		424	420
2.847% due 04/25/2034		1,923	1,912
2.861% due 05/25/2047 ^		1,028	865
2.875% due 04/25/2034		1,071	1,041
2.968% due 11/25/2034		54	51
3.082% due 11/25/2034		525	535
3.174% due 07/25/2034		4	4
4.748% due 07/25/2034		1,664	1,639
4.828% due 07/25/2036 ^		13,316	11,597
5.071% due 08/25/2047 ^		5,805	5,161
5.108% due 06/25/2047 ^		164	148
5.179% due 08/25/2035		6,663	5,831
5.180% due 03/25/2035		2,896	2,815
5.256% due 11/25/2034		132	129
5.502% due 05/25/2037		10,845	9,760
Bear Stearns Alt-A Trust
0.325% due 02/25/2034		154	146
0.325% due 06/25/2046 ^		1,622	1,020
0.485% due 08/25/2036		36,588	21,451
0.485% due 11/25/2036		10,302	6,388
0.605% due 07/25/2035		668	670
0.645% due 02/25/2036		8,188	6,197

0.805% due 04/25/2034		622	615
0.805% due 07/25/2034		107	102
0.905% due 11/25/2034		208	205
1.095% due 11/25/2034		17,392	11,436
2.322% due 09/25/2034		141	140
2.323% due 01/25/2035		331	271
2.328% due 01/25/2036 ^		20,128	14,377
2.406% due 02/25/2036		5,055	4,038
2.413% due 01/25/2034		265	243
2.437% due 06/25/2034		2,637	2,650
2.466% due 04/25/2035		1,741	1,476
2.474% due 04/25/2035		4,338	4,060
2.481% due 02/25/2036		24,722	18,270
2.481% due 02/25/2036 ^		379	254
2.484% due 08/25/2036 ^		446	186
2.541% due 09/25/2035 ^		130	107
2.550% due 11/25/2035 ^		954	738
2.557% due 04/25/2035		1,943	1,714
2.584% due 09/25/2047 ^		509	317
2.600% due 02/25/2034		371	365
2.649% due 05/25/2035		369	368
2.672% due 11/25/2036		9,281	6,859
2.690% due 01/25/2035		681	546
2.700% due 03/25/2036 ^		1,851	1,292
2.708% due 09/25/2035		18,336	16,114
2.713% due 04/25/2035		3,914	3,789
2.724% due 09/25/2035 ^		32,143	25,958
2.784% due 01/25/2047		1,555	1,091
2.801% due 08/25/2036 ^		8,078	5,722
2.911% due 05/25/2036 ^		28	18
3.596% due 09/25/2034		340	334
4.998% due 11/25/2035 ^		14,075	10,927
5.439% due 05/25/2035		9,587	9,460
Bear Stearns Commercial Mortgage Securities Trust
0.357% due 03/15/2022		5,242	5,229
0.391% due 02/11/2044 (a)		790,452	441
5.514% due 03/13/2040		1,949	1,950
7.000% due 05/20/2030		13,768	15,309
Bear Stearns Deutsche Bank Trust
0.896% due 09/15/2027 (a)		55,548	2,515
Bear Stearns Mortgage Funding Trust
0.345% due 06/25/2037		7,235	5,952
Bear Stearns Mortgage Securities, Inc. Commercial Mortgage Pass-Through Certificates
6.000% due 07/15/2031		3,242	3,345
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036		22,776	17,400
2.591% due 12/26/2046		455	275
7.000% due 07/25/2037		49,062	32,867
Bella Vista Mortgage Trust
0.417% due 05/20/2045		664	539
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	109,912	142,010
Bluestone Securities PLC
0.724% due 06/09/2044	GBP	2,598	4,088
Bruntwood Alpha PLC
1.320% due 01/15/2019		3,799	6,327
Celtic Residential Irish Mortgage Securitisation PLC
0.452% due 11/13/2047	EUR	136,035	161,498
0.467% due 04/10/2048		106,632	122,696
0.490% due 03/18/2049		127,800	142,184
0.537% due 12/14/2048		77,825	88,376
0.785% due 12/14/2048	GBP	61,524	88,633
CFCRE Commercial Mortgage Trust
1.444% due 04/15/2044 (a)		$73,867	3,264
Chase Mortgage Finance Trust
2.655% due 07/25/2037		21	21
2.663% due 03/25/2037		12,031	11,076
2.760% due 02/25/2037		395	378
2.775% due 07/25/2037		230	230
4.834% due 01/25/2036 ^		1,350	1,280
5.000% due 11/25/2033		51	53
5.008% due 12/25/2035		2,055	2,036
5.219% due 12/25/2037		1,883	1,824
5.299% due 03/25/2037		2,168	2,037
5.500% due 11/25/2035		4,383	4,389
5.640% due 09/25/2036		60	55
6.000% due 10/25/2036 ^		189	170
6.000% due 12/25/2036		288	282
6.000% due 02/25/2037 ^		4,648	4,184
6.000% due 03/25/2037 ^		2,355	2,089
6.000% due 05/25/2037 ^		1,519	1,302
6.000% due 05/25/2037		4,376	4,016
6.250% due 10/25/2036 ^		12,702	11,523
Chaseflex Trust
0.445% due 05/25/2037		19,632	17,500
0.505% due 08/25/2037		20,380	14,200

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.345% due 05/25/2036	737	637
0.465% due 08/25/2035	244	222
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2021	235	240
5.500% due 12/25/2021	430	440
5.500% due 06/25/2037	1,074	1,066
5.500% due 07/25/2037	1,958	1,962
5.750% due 06/25/2036	577	595
5.750% due 01/25/2037	337	336
6.000% due 02/25/2036	103	102
Citigroup Commercial Mortgage Trust
0.481% due 05/15/2043 (a)	277,011	1,360
0.744% due 08/15/2021	1,573	1,538
5.485% due 03/17/2051	9,558	10,377
Citigroup Mortgage Loan Trust, Inc.
1.115% due 09/25/2037	12,040	8,050
1.753% due 08/25/2035	3,602	3,440
2.500% due 03/25/2036	2,481	2,282
2.540% due 05/25/2035	312	303
2.550% due 10/25/2035	688	668
2.569% due 10/25/2035	139	116
2.591% due 07/25/2046 ^	893	710
2.612% due 07/25/2036	163	165
2.613% due 08/25/2035	969	958
2.635% due 09/25/2035	1,868	1,640
2.688% due 09/25/2034	4,900	4,922
2.693% due 10/25/2035	7,677	6,410
2.726% due 11/25/2036 ^	2,222	1,842
2.735% due 05/25/2035	1,045	976
2.817% due 03/25/2036	16,592	14,795
2.825% due 03/25/2034	942	942
2.933% due 09/25/2037 ^	2,806	1,729
3.037% due 02/25/2034	74	71
4.402% due 06/25/2037	444	448
5.250% due 03/25/2037	9,590	7,257
5.500% due 12/25/2020	358	351
5.632% due 11/25/2036	22,696	19,950
5.675% due 06/25/2036	8,165	7,490
5.750% due 09/25/2021	17,612	16,092
5.750% due 04/25/2047	10,049	7,986
5.869% due 07/25/2036	12,966	10,938
6.000% due 02/25/2037	451	464
7.930% due 12/25/2036	55,294	45,291
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	76	76
5.289% due 12/11/2049	81,521	87,879
CitiMortgage Alternative Loan Trust
5.285% due 02/25/2037 ^(a)	7,467	1,397
5.500% due 11/25/2021	431	431
5.500% due 04/25/2022 ^	7,950	8,161
5.750% due 12/25/2036 ^	1,344	1,128
5.750% due 03/25/2037 ^	2,279	1,952
6.000% due 07/25/2036 ^	1,201	1,053
6.000% due 06/25/2037	492	409
6.000% due 10/25/2037 ^	10,341	8,822
Cobalt Commercial Mortgage Trust
0.518% due 04/26/2050	97,523	90,673
5.770% due 05/15/2046	53,239	58,836
Commercial Mortgage Asset Trust
7.084% due 01/17/2032	107	107
Commercial Mortgage Pass-Through Certificates
4.840% due 10/15/2037	1,900	1,927
Commercial Mortgage Trust
0.292% due 05/25/2019 (a)	994,831	12,067
0.337% due 12/15/2020	6,454	6,359
0.358% due 07/10/2046 (a)	164,541	4,693
2.231% due 05/15/2045 (a)	16,355	1,960
2.421% due 07/10/2046 (a)	18,420	1,137
6.702% due 07/16/2034	2,000	2,277
Countrywide Alternative Loan Trust
0.285% due 06/25/2036	4,522	3,605
0.285% due 11/25/2036	33,426	27,921
0.325% due 12/25/2046 ^	10,056	9,003
0.325% due 02/25/2047	3,493	2,977
0.335% due 11/25/2036	39,484	33,058
0.335% due 01/25/2037 ^	22,526	18,257
0.345% due 11/25/2036	17,725	14,347
0.345% due 05/25/2047	14,008	11,381
0.345% due 06/25/2047	22,331	17,097
0.347% due 02/20/2047	9,441	6,262
0.355% due 09/25/2046 ^	86,298	62,509
0.355% due 10/25/2046	9,013	7,661
0.357% due 03/20/2047	20,116	14,833
0.365% due 02/25/2036	5,903	4,391
0.367% due 07/20/2046 ^	644	388

0.375% due 05/25/2035	2,018	1,704
0.375% due 07/25/2046	14,167	11,797
0.375% due 04/25/2047	26,492	18,476
0.377% due 05/20/2046	59,615	41,475
0.377% due 07/20/2046 ^	3,062	1,846
0.377% due 09/20/2046	2,067	1,324
0.385% due 05/25/2035	8,280	7,008
0.385% due 09/25/2047	53,208	43,399
0.425% due 07/25/2035	153	132
0.435% due 02/25/2036	3,610	2,819
0.445% due 12/25/2035	851	736
0.447% due 09/20/2046	491	128
0.455% due 11/25/2035	9,885	7,276
0.475% due 08/25/2035	3,597	2,601
0.475% due 10/25/2035	198	149
0.475% due 11/25/2035	9,682	8,026
0.487% due 11/20/2035	22,982	18,695
0.495% due 10/25/2035	5,287	4,210
0.497% due 11/20/2035	55,775	42,909
0.515% due 09/25/2034	1,055	906
0.515% due 09/25/2035	843	719
0.515% due 12/25/2035	39,662	26,468
0.535% due 02/25/2037	923	547
0.565% due 03/25/2034	6	6
0.565% due 06/25/2036 ^	214	137
0.585% due 12/25/2035	1,660	911
0.615% due 09/25/2035	457	320
0.665% due 12/25/2035 ^	6,760	4,987
0.935% due 11/25/2035	11,646	9,916
0.949% due 08/25/2046	47,011	35,268
0.965% due 01/25/2036 ^	1,882	1,432
0.978% due 11/25/2046 ^	6,166	4,005
1.071% due 12/25/2035	11,717	8,921
1.165% due 08/25/2035	13,199	9,649
1.228% due 08/25/2035	368	249
1.265% due 10/25/2034	7,642	5,617
1.438% due 07/20/2035	1,200	907
1.528% due 08/25/2035	704	630
1.688% due 08/25/2035	13,781	11,637
1.788% due 06/25/2035	979	793
2.304% due 03/25/2047 ^	17,196	13,690
2.485% due 12/25/2035 ^	1,963	1,595
2.547% due 12/25/2035	191	158
2.719% due 12/25/2034	22	22
2.723% due 06/25/2037	472	386
2.820% due 02/25/2037 ^	3,719	3,216
3.809% due 08/25/2036	1,887	1,760
4.789% due 06/25/2047	21,984	18,106
4.840% due 03/25/2047 ^	209	204
4.935% due 11/25/2035 (a)	13,193	1,714
5.000% due 08/25/2035	4,083	3,746
5.066% due 10/25/2035	104	85
5.085% due 06/25/2036 (a)	27,644	3,985
5.198% due 07/25/2021 ^	46	44
5.250% due 02/25/2021 ^	783	720
5.500% due 05/25/2035	1,000	920
5.500% due 06/25/2035	658	576
5.500% due 07/25/2035	304	277
5.500% due 11/25/2035 ^	25,747	23,879
5.500% due 02/25/2036 ^	1,970	1,659
5.750% due 06/25/2036	12,815	10,863
5.750% due 07/25/2037 ^	3,035	2,611
5.750% due 04/25/2047 ^	1,084	860
6.000% due 12/25/2033	58	58
6.000% due 02/25/2034	4	4
6.000% due 02/25/2036 ^	104	91
6.000% due 04/25/2036 ^	34,530	28,140
6.000% due 05/25/2036 ^	7,453	6,003
6.000% due 08/25/2036	12,196	10,385
6.000% due 02/25/2037 ^	7,064	5,308
6.000% due 04/25/2037 ^	14,827	11,190
6.000% due 06/25/2037 ^	1,375	1,165
6.000% due 08/25/2037	13,659	11,268
6.250% due 11/25/2036	10,131	8,142
6.250% due 12/25/2036 ^	7,007	5,393
6.250% due 08/25/2037 ^	1,360	1,093
6.250% due 11/25/2046 ^	5,626	4,590
6.500% due 06/25/2036 ^	842	627
6.500% due 08/25/2036 ^	191	131
6.500% due 09/25/2036 ^	11,992	9,525
6.500% due 09/25/2036	4,253	3,550
6.500% due 08/25/2037	10,120	7,287
7.000% due 08/25/2034	427	435
7.250% due 08/25/2032	401	419
7.500% due 12/25/2034 ^	194	155

Countrywide Home Loan Mortgage Pass-Through Trust
0.365% due 04/25/2046	8,707	6,784
0.395% due 05/25/2035	720	629
0.435% due 04/25/2035	1,048	863
0.455% due 02/25/2035	623	488
0.455% due 04/25/2035	14,570	12,643
0.465% due 03/25/2035	2,985	2,695
0.465% due 05/25/2035	22,826	20,133
0.485% due 03/25/2035	8,060	6,793
0.495% due 02/25/2035	2,526	2,245
0.505% due 02/25/2035	2,942	2,556
0.505% due 03/25/2036	51	27
0.515% due 02/25/2036 ^	32	9
0.535% due 02/25/2035	22,034	18,431
0.665% due 05/25/2036	9,995	7,161
0.705% due 03/25/2035	1,651	1,555
0.925% due 09/25/2034	199	188
2.206% due 09/25/2034	1,044	981
2.243% due 07/25/2034	610	598
2.354% due 02/20/2036 ^	46,823	38,671
2.376% due 02/20/2036	2,382	1,842
2.417% due 02/20/2036 ^	194	171
2.417% due 02/20/2036	11,479	10,178
2.423% due 02/20/2036 ^	2,091	1,684
2.491% due 06/20/2034	3,979	3,935
2.492% due 03/25/2035	826	660
2.503% due 09/20/2034	707	575
2.526% due 02/20/2035	7,014	6,741
2.532% due 11/20/2034	807	759
2.542% due 10/25/2033	387	387
2.546% due 10/20/2035 ^	3,844	3,254
2.554% due 02/25/2034	531	513
2.579% due 12/19/2033	86	87
2.595% due 08/20/2035 ^	139	121
2.604% due 09/20/2036 ^	3,020	2,152
2.620% due 03/25/2037 ^	710	484
2.638% due 05/20/2036	5,021	3,796
2.645% due 04/25/2035	1,020	900
2.660% due 05/20/2034	283	268
2.669% due 06/20/2036	21,708	15,598
2.686% due 12/25/2033	377	372
2.688% due 05/25/2034	401	403
2.714% due 09/25/2034	121	97
2.718% due 05/20/2036	10,516	7,444
2.723% due 07/19/2033	1,218	1,186
2.726% due 09/25/2047 ^	411	342
2.738% due 02/25/2047 ^	208	169
2.742% due 06/25/2033	270	257
2.808% due 03/25/2035	1,745	1,653
2.826% due 08/25/2034	234	212
2.876% due 05/19/2033	361	359
2.909% due 02/25/2034	128	117
3.014% due 02/25/2034	66	65
3.027% due 05/20/2035	4,913	4,609
4.933% due 04/25/2035 ^	859	760
5.000% due 04/25/2035	1,610	1,612
5.033% due 04/20/2036 ^	2,343	1,964
5.048% due 09/25/2037 ^	11,322	10,047
5.250% due 12/25/2027 ^	3,072	2,955
5.250% due 07/25/2034	1,310	1,239
5.279% due 06/25/2047 ^	39,050	36,080
5.500% due 04/25/2035	145	135
5.500% due 08/25/2035 ^	9,269	8,758
5.500% due 08/25/2035	1,932	1,876
5.500% due 09/25/2035	10,393	9,925
5.500% due 10/25/2035	466	457
5.500% due 11/25/2035 ^	266	250
5.500% due 01/25/2036	184	180
5.750% due 08/25/2034	1,083	1,097
5.750% due 02/25/2036	2,730	2,402
5.750% due 02/25/2037	296	268
5.750% due 05/25/2037 ^	1,702	1,546
5.750% due 07/25/2037	216	208
5.750% due 07/25/2037 ^	3,104	2,887
5.850% due 05/25/2036 ^	7,198	6,332
6.000% due 12/25/2035 ^	86	82
6.000% due 05/25/2036 ^	5,399	4,947
6.000% due 02/25/2037	26,175	23,091
6.000% due 03/25/2037 ^	11,530	10,316
6.000% due 04/25/2037 ^	1,306	1,177
6.000% due 05/25/2037 ^	11,839	9,914
6.000% due 07/25/2037	11,676	10,620
6.000% due 08/25/2037 ^	4,408	3,962
6.000% due 10/25/2037 ^	551	531
6.000% due 01/25/2038	26,069	23,042
6.250% due 09/25/2036	2,473	2,266

6.250% due 09/25/2036 ^		1,330	1,218
6.250% due 10/25/2036		305	273
6.500% due 11/25/2036		36,841	33,192
6.500% due 05/25/2037 ^		90	78
6.500% due 10/25/2037 ^		14,469	11,804
6.500% due 11/25/2037 ^		10,955	9,208
Credico Finance SRL
0.363% due 04/04/2033	EUR	15,956	21,317
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		$63,158	68,661
5.467% due 09/15/2039		17,954	19,553
Credit Suisse First Boston Mortgage Securities Corp.
0.265% due 05/15/2023 (a)		58,600	959
0.487% due 02/15/2022		11,074	10,578
0.815% due 11/25/2031		313	256
0.865% due 11/25/2035		3,169	2,176
2.265% due 03/25/2034		179	177
2.329% due 07/25/2033		233	233
2.438% due 08/25/2033		815	809
2.588% due 04/25/2034		72	73
2.588% due 09/25/2034		615	621
2.772% due 11/25/2034		186	188
2.786% due 10/25/2033		222	219
5.250% due 08/25/2035		115	118
5.250% due 09/25/2035 ^		3,047	2,818
5.500% due 10/25/2035		18,495	17,871
5.500% due 10/25/2035 ^		757	636
5.750% due 04/22/2033		86	91
6.000% due 11/25/2035 ^		431	291
6.000% due 01/25/2036		7,896	6,086
6.000% due 05/17/2040		4,070	4,353
6.500% due 01/25/2036		833	575
7.000% due 01/25/2036		6,846	3,528
Credit Suisse Mortgage Capital Certificates
0.337% due 10/15/2021		2,588	2,573
0.403% due 02/27/2036		873	839
0.437% due 10/15/2021		4,100	4,087
0.537% due 10/15/2021		9,700	9,629
0.567% due 10/15/2021		11,250	11,164
0.637% due 10/15/2021		1,435	1,424
0.692% due 04/27/2037		33,938	20,445
0.717% due 10/15/2021		1,500	1,488
0.767% due 10/15/2021		1,900	1,885
2.518% due 04/26/2038		19,318	18,745
2.769% due 04/26/2037		959	975
2.782% due 08/27/2037		147	148
3.783% due 12/27/2035		168	168
4.000% due 08/27/2037		59,487	49,405
5.509% due 04/15/2047		3,000	3,203
5.557% due 05/26/2037		102	107
5.695% due 04/16/2049		47,820	52,924
6.049% due 02/27/2047		253,432	178,704
6.923% due 04/26/2037		37,781	25,270
7.000% due 08/26/2036		16,631	14,168
8.424% due 04/26/2047		17,130	9,913
CSMC Mortgage-Backed Trust
5.000% due 04/25/2037		3,092	2,707
5.500% due 03/25/2037		2,176	2,067
6.000% due 08/25/2036 ^		10,420	7,685
6.000% due 02/25/2037 ^		1,043	892
6.000% due 06/25/2037		6,451	5,572
6.250% due 08/25/2036 ^		4,642	4,082
DBUBS Mortgage Trust
1.382% due 11/10/2046 (a)		176,116	6,441
1.423% due 07/10/2044 (a)		171,013	9,739
3.642% due 08/10/2044		8,900	9,358
Deco Pan Europe PLC
0.498% due 01/27/2018	EUR	1,375	1,882
DECO Series
0.784% due 01/27/2020	GBP	1,998	2,962
Deutsche ALT-A Securities, Inc.
0.295% due 08/25/2047		$97,499	80,497
0.315% due 02/25/2047		991	699
0.325% due 01/25/2047		4,052	2,870
0.335% due 02/25/2037		28,452	22,112
0.355% due 08/25/2047		8,220	6,819
0.515% due 06/25/2037		40,986	19,804
2.761% due 10/25/2035		1,453	1,369
5.000% due 10/25/2018		213	220
Deutsche ALT-B Securities, Inc.
0.265% due 10/25/2036 ^		368	207
Deutsche Mortgage Securities, Inc.
2.375% due 06/25/2034		34	33
5.230% due 06/26/2035		1,542	1,554
Downey Savings & Loan Association Mortgage Loan Trust
0.346% due 04/19/2047 ^		283	66

0.376% due 03/19/2045		2,916	2,611
0.416% due 03/19/2045		11,082	10,175
0.496% due 09/19/2045		2,015	1,581
0.946% due 11/19/2044		7,293	6,416
0.966% due 11/19/2044		253	188
1.064% due 03/19/2046 ^		268	203
2.508% due 07/19/2044		49	47
2.657% due 07/19/2044		1,106	1,094
E-MAC NL BV
2.482% due 07/25/2036	EUR	1,128	1,443
Emerald Mortgages PLC
0.339% due 07/15/2048		148,814	167,080
Epic Culzean PLC
1.437% due 10/20/2019	GBP	6,743	8,766
Epic More London PLC
0.770% due 07/15/2017		3,233	5,338
Eurosail PLC
0.387% due 03/13/2045	EUR	816	1,114
0.427% due 03/13/2045		2,518	3,269
0.683% due 12/10/2044	GBP	9,031	14,134
0.684% due 03/13/2045		7,405	11,585
0.685% due 12/15/2044		1,754	2,771
Extended Stay America Trust
2.958% due 12/05/2031		$25,570	24,872
Fastnet Securities PLC
0.431% due 08/10/2043	EUR	23,268	26,566
First Horizon Alternative Mortgage Securities
0.535% due 02/25/2037		$544	368
0.915% due 04/25/2036 ^		4,874	3,776
2.188% due 08/25/2034		1,535	1,494
2.192% due 09/25/2034		257	258
2.211% due 04/25/2036		5,857	4,836
2.217% due 04/25/2035		9,860	9,692
2.222% due 02/25/2036		801	590
2.234% due 02/25/2035		4,368	4,297
2.238% due 09/25/2035		6,435	5,644
2.250% due 03/25/2035		1,785	1,573
2.250% due 08/25/2035		4,452	3,998
5.250% due 02/25/2021		1,675	1,680
5.385% due 04/25/2037 ^(a)		8,319	1,173
6.000% due 07/25/2036 ^		132	113
6.000% due 08/25/2036 ^		6,924	6,066
6.250% due 08/25/2037 ^		307	256
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		453	389
First Horizon Mortgage Pass-Through Trust
2.399% due 11/25/2037		286	248
2.550% due 06/25/2034		274	274
2.550% due 01/25/2037 ^		3,520	3,029
2.555% due 06/25/2035		3,792	3,562
2.564% due 02/25/2034		203	198
2.580% due 10/25/2034		683	665
2.583% due 10/25/2035		5,095	4,456
2.614% due 08/25/2035		415	395
2.625% due 10/25/2035		588	487
2.627% due 05/25/2034		145	143
2.632% due 05/25/2037 ^		8,599	6,976
2.642% due 05/25/2036		4,215	3,840
2.690% due 05/25/2035		1,727	1,591
4.685% due 02/25/2035		1,346	1,338
5.246% due 10/25/2034		18	18
5.250% due 05/25/2021		472	415
5.500% due 04/25/2022		361	367
5.750% due 10/25/2021		214	216
5.750% due 05/25/2037 ^		864	782
First Republic Mortgage Loan Trust
0.517% due 11/15/2031		32	32
0.567% due 11/15/2032		96	91
0.667% due 11/15/2030		505	509
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		172,607	791
GE Commercial Mortgage Corp. Trust
0.159% due 12/10/2049 (a)		497,444	312
GMAC Mortgage Corp. Loan Trust
2.691% due 11/19/2035		1,370	1,281
2.930% due 11/19/2035		942	891
3.083% due 03/18/2035		7,356	7,116
3.171% due 05/25/2035		355	331
3.357% due 10/19/2033		19	19
3.388% due 03/18/2035		3,156	3,140
4.736% due 05/25/2035		1,968	1,930
4.965% due 11/19/2035		7,757	7,421
5.076% due 03/18/2035		62	62
Great Hall Mortgages PLC
0.373% due 06/18/2039		7,658	7,194
0.420% due 03/18/2039	EUR	9,103	11,813
0.440% due 06/18/2038		686	895

Greenpoint Mortgage Funding Trust
0.345% due 01/25/2037	$20,223	14,267
0.365% due 03/25/2047	264	212
0.375% due 04/25/2036	216	162
0.405% due 08/25/2045	697	610
0.425% due 10/25/2045	1,134	1,008
0.435% due 11/25/2045	116	88
0.485% due 09/25/2046 ^	4,444	1,828
Greenpoint Mortgage Pass-Through Certificates
2.792% due 10/25/2033	106	106
GS Mortgage Securities Trust
0.222% due 12/10/2043 (a)	35,931	476
0.668% due 12/10/2043 (a)	150,749	2,390
0.975% due 08/10/2046 (a)	129,454	7,143
1.094% due 03/10/2044 (a)	28,805	1,173
1.519% due 08/10/2043 (a)	165,347	11,491
1.724% due 08/10/2044 (a)	21,249	1,512
2.167% due 01/10/2045 (a)	7,301	872
2.596% due 05/10/2045 (a)	86,577	11,192
3.649% due 01/10/2030	9,300	8,802
4.548% due 12/10/2043	7,000	6,159
GSMPS Mortgage Loan Trust
0.565% due 06/25/2034	252	222
GSMSC Pass-Through Trust
7.500% due 09/25/2036	1,476	1,185
7.500% due 10/25/2036	438	349
GSR Mortgage Loan Trust
0.615% due 07/25/2037 ^	499	324
1.890% due 04/25/2032	33	31
2.429% due 12/25/2034	931	894
2.563% due 08/25/2034	121	112
2.625% due 07/25/2035	543	529
2.627% due 01/25/2036 ^	16,498	15,500
2.648% due 09/25/2035	128	128
2.651% due 07/25/2035	8,890	8,316
2.656% due 09/25/2035	84	83
2.669% due 08/25/2034	4,244	4,173
2.676% due 09/25/2035	4,600	4,517
2.689% due 03/25/2037 ^	6,936	6,330
2.697% due 04/25/2036	3,164	2,953
2.712% due 07/25/2035	2,839	2,609
2.733% due 08/25/2034	1,750	1,770
2.747% due 04/25/2035	249	246
2.765% due 01/25/2035	3,919	3,910
2.787% due 11/25/2035	521	477
2.792% due 05/25/2035	3,200	3,048
2.794% due 10/25/2035 ^	7,872	6,880
2.826% due 09/25/2034	86	85
2.836% due 01/25/2036	427	373
2.838% due 07/25/2035	4,043	3,297
2.849% due 05/25/2035	19,934	19,249
2.870% due 05/25/2035	4,214	3,852
5.000% due 07/25/2036	1,134	1,101
5.032% due 11/25/2035	2,876	2,831
5.087% due 04/25/2035	699	688
5.221% due 07/25/2035	574	569
5.500% due 07/25/2035	500	502
5.500% due 03/25/2036	8,359	7,321
5.500% due 06/25/2036 ^	930	876
5.500% due 01/25/2037	13,503	12,626
5.750% due 02/25/2036 ^	2,037	1,912
5.750% due 02/25/2037	298	290
6.000% due 02/25/2021 ^	4,136	4,218
6.000% due 06/25/2036	5,975	5,837
6.000% due 09/25/2036	3,887	3,271
6.000% due 01/25/2037	312	295
6.000% due 07/25/2037 ^	708	656
6.500% due 09/25/2036	3,631	3,141
6.500% due 10/25/2036	2,459	2,147
HarborView Mortgage Loan Trust
0.336% due 12/19/2036 ^	319	212
0.346% due 11/19/2036	372	311
0.356% due 01/19/2038	3,215	2,638
0.376% due 11/19/2036	15,137	11,458
0.386% due 07/19/2047	1,306	1,097
0.406% due 01/19/2036	157	103
0.416% due 01/19/2036	1,136	760
0.446% due 02/19/2036	3,386	2,549
0.456% due 07/19/2045	143	84
0.476% due 11/19/2035	3,154	2,636
0.476% due 08/19/2045	1,532	1,366
0.496% due 09/19/2035	300	232
0.516% due 01/19/2035	5,034	3,683
0.546% due 01/19/2035 ^	1,034	693
0.556% due 12/19/2034	15,879	12,403

0.566% due 11/19/2034		487	404
0.566% due 12/19/2034		155	121
0.993% due 12/19/2036 ^		20,741	16,444
1.294% due 06/19/2034		63	60
2.121% due 11/19/2034		252	230
2.555% due 06/19/2036		283	200
2.560% due 08/19/2034		3,790	3,769
2.665% due 08/19/2036 ^		2,115	1,594
2.710% due 01/19/2035		1,367	1,327
2.718% due 12/19/2035 ^		70	62
2.727% due 12/19/2035		182	169
2.727% due 06/19/2036 ^		834	575
2.742% due 07/19/2035		2,984	2,591
2.746% due 07/19/2035		4,694	4,066
2.806% due 06/19/2045		8,019	5,324
Hercules Eclipse PLC
0.755% due 10/25/2018	GBP	26,423	41,413
Hipocat FTA
0.397% due 07/15/2036	EUR	301	368
HomeBanc Mortgage Trust
0.465% due 05/25/2037		$612	483
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		22,414	19,405
HSI Asset Loan Obligation Trust
2.565% due 01/25/2037 ^		1,473	1,179
5.140% due 01/25/2037		141	120
Impac CMB Trust
0.445% due 10/25/2035		22,353	18,148
0.685% due 04/25/2035		8,668	7,965
0.805% due 09/25/2034		621	582
Impac Secured Assets Trust
0.365% due 05/25/2036		205	156
0.515% due 05/25/2036		5,405	5,343
Indus Eclipse PLC
0.685% due 01/25/2020	GBP	13,349	21,298
IndyMac Adjustable Rate Mortgage Trust
1.782% due 01/25/2032		$5	5
IndyMac Mortgage Loan Trust
0.295% due 10/25/2036		257	219
0.355% due 09/25/2046		1,705	1,426
0.365% due 06/25/2047		31,980	24,994
0.375% due 05/25/2046		2,315	1,956
0.395% due 04/25/2035		2,629	2,094
0.395% due 07/25/2046		28,586	22,315
0.405% due 04/25/2035		16,001	14,236
0.405% due 07/25/2035		643	587
0.405% due 06/25/2037		305	272
0.445% due 03/25/2035		4,610	4,167
0.445% due 07/25/2035		333	163
0.465% due 06/25/2037 ^		1,001	499
0.485% due 02/25/2035		614	555
0.485% due 07/25/2045		513	485
0.505% due 02/25/2035		2,233	1,771
0.765% due 04/25/2034		813	752
0.785% due 06/25/2034		25	24
0.945% due 10/25/2036		88	71
0.965% due 08/25/2034		175	152
1.045% due 09/25/2034		127	100
2.158% due 06/25/2037 ^		845	620
2.389% due 08/25/2035		893	773
2.402% due 06/25/2037		4,766	2,597
2.426% due 07/25/2035		13,871	10,526
2.428% due 06/25/2035 ^		274	234
2.441% due 11/25/2035 ^		22,174	16,954
2.466% due 01/25/2036		624	574
2.489% due 03/25/2035		122	121
2.503% due 12/25/2034		107	98
2.526% due 04/25/2035		85	74
2.557% due 01/25/2036		5,458	5,052
2.567% due 03/25/2035		3,786	3,753
2.568% due 03/25/2035		55	53
2.571% due 10/25/2034		143	136
2.580% due 01/25/2036		472	386
2.592% due 01/25/2035		2,046	1,848
2.664% due 09/25/2036		12,542	10,262
2.716% due 10/25/2034		628	622
2.717% due 09/25/2036		142	103
2.783% due 06/25/2036		513	362
2.959% due 09/25/2037		29,745	24,458
3.021% due 03/25/2037 ^		5,642	5,131
4.519% due 08/25/2037		193	162
4.544% due 05/25/2036 ^		58,312	50,134
4.613% due 06/25/2036		1,947	1,863
4.643% due 08/25/2035		449	373
4.644% due 09/25/2035		1,063	941
4.683% due 11/25/2035 ^		10,404	8,708

4.830% due 10/25/2035		377	322
4.909% due 07/25/2036		4,542	4,202
4.933% due 11/25/2035		2,294	2,212
5.015% due 12/25/2035 ^		76	65
5.223% due 08/25/2036		430	421
6.250% due 11/25/2037 ^		1,455	1,309
6.500% due 09/25/2037		203	137
JPMBB Commercial Mortgage Securities Trust
1.043% due 08/15/2046 (a)		109,461	5,560
JPMorgan Alternative Loan Trust
0.435% due 03/25/2036 ^		4,795	4,122
2.637% due 05/25/2036 ^		2,856	2,225
5.500% due 02/25/2021 ^		320	313
6.310% due 08/25/2036		39,955	29,292
JPMorgan Chase Commercial Mortgage Securities Trust
0.343% due 09/12/2037 (a)		226,504	1,192
1.587% due 04/15/2046 (a)		186,319	17,816
1.881% due 11/15/2043 (a)		200,094	14,871
1.993% due 05/15/2045 (a)		217,636	22,291
5.257% due 05/15/2047		44,973	48,098
5.439% due 01/15/2049		25,460	28,095
5.440% due 06/12/2047		21,000	23,108
JPMorgan Commercial Mortgage-Backed Securities Trust
5.645% due 03/18/2051		2,000	2,168
JPMorgan Mortgage Trust
2.023% due 10/25/2033		243	241
2.288% due 06/25/2035		1,280	1,275
2.303% due 02/25/2034		26	26
2.434% due 11/25/2035		1,021	955
2.530% due 01/25/2037 ^		2,100	1,854
2.532% due 11/25/2035		95	86
2.599% due 10/25/2035		803	807
2.631% due 07/25/2035		425	417
2.673% due 10/25/2036		1,134	996
2.683% due 04/25/2037 ^		2,951	2,525
2.690% due 08/25/2036		16,415	14,117
2.699% due 04/25/2036		15,199	13,761
2.700% due 08/25/2035 ^		8,170	7,837
2.711% due 08/25/2035		7,127	7,048
2.715% due 06/25/2035		269	262
2.716% due 02/25/2036		646	582
2.720% due 04/25/2035		369	377
2.726% due 07/25/2035		1,325	1,215
2.730% due 06/25/2037 ^		875	774
2.734% due 05/25/2036		10,870	9,562
2.737% due 07/25/2035		954	954
2.752% due 08/25/2036		168	143
2.753% due 07/25/2035		1,968	1,828
2.755% due 06/25/2036		6,371	5,251
2.756% due 08/25/2035		322	324
2.762% due 07/25/2035		122	122
2.789% due 04/25/2035		2,124	2,124
2.792% due 05/25/2036 ^		53	44
2.813% due 07/25/2035		1,146	1,142
2.867% due 08/25/2035		89	88
4.968% due 04/25/2037		2,363	2,183
5.000% due 06/25/2021		1,111	1,100
5.000% due 03/25/2022		350	347
5.115% due 04/25/2036		5,507	5,003
5.127% due 10/25/2035		32	30
5.145% due 06/25/2037 ^		18,865	16,968
5.146% due 09/25/2035		3,081	3,084
5.173% due 06/25/2036		993	881
5.218% due 04/25/2037		16,394	15,134
5.500% due 01/25/2021		274	277
5.500% due 03/25/2022		216	215
5.500% due 09/25/2035		15,220	15,414
5.500% due 01/25/2036 ^		3,577	3,384
5.500% due 08/25/2037 ^		10,559	8,962
5.588% due 10/25/2036		481	445
5.750% due 03/25/2037 ^		1,175	1,025
6.000% due 07/25/2036		11,258	10,612
6.000% due 06/25/2037		37,532	30,993
6.000% due 08/25/2037 ^		3,276	2,906
6.500% due 09/25/2035		777	759
7.000% due 08/25/2037 ^		2,138	1,959
JPMorgan Resecuritization Trust
4.500% due 11/26/2034		104	105
KGS Alpha SBA Trust
1.055% due 04/25/2038		117,562	5,724
Kildare Securities Ltd.
0.448% due 12/10/2043	EUR	13,800	15,385
Lavender Trust
6.250% due 10/26/2036		$4,651	4,840
LB Commercial Mortgage Trust
5.517% due 07/15/2044		54,900	60,671
5.839% due 07/15/2044		60,069	66,768

LB-UBS Commercial Mortgage Trust
0.538% due 02/15/2040 (a)		32,433	549
5.858% due 07/15/2040		24,489	26,669
Lehman Mortgage Trust
1.065% due 12/25/2035 ^		4,268	3,264
5.500% due 11/25/2035		570	541
5.500% due 12/25/2035 ^		128	108
6.261% due 04/25/2036		12,182	11,637
6.500% due 09/25/2037 ^		14,358	12,242
6.535% due 03/25/2037 ^(a)		33,891	8,220
Lehman XS Trust
0.265% due 05/25/2046 ^		3,357	2,775
0.325% due 03/25/2047		4,542	3,158
0.355% due 11/25/2046		514	413
0.365% due 11/25/2046		25,882	17,691
0.365% due 07/25/2047		26,152	16,240
0.375% due 09/25/2046		319	234
0.435% due 12/25/2035		200	185
0.435% due 02/25/2036		528	464
0.465% due 12/25/2035 ^		41	22
1.015% due 09/25/2047		6,701	5,170
Luminent Mortgage Trust
0.365% due 02/25/2046		246	175
Mach One Commercial Mortgage-Backed Trust
5.917% due 05/28/2040		294	299
6.277% due 05/28/2040		2,473	2,523
Mall Funding PLC
1.197% due 04/22/2017	GBP	34,190	56,021
Mansard Mortgages PLC
1.175% due 12/15/2049		22,470	36,012
MASTR Adjustable Rate Mortgages Trust
0.405% due 05/25/2037		$1,479	1,009
0.505% due 05/25/2047 ^		5,247	1,491
1.669% due 09/25/2034		236	214
2.109% due 09/25/2033		1,538	1,522
2.125% due 01/25/2034		185	161
2.211% due 05/25/2034		569	565
2.217% due 09/25/2035 ^		1,867	1,348
2.338% due 07/25/2035		6,663	5,706
2.396% due 12/25/2033		660	647
2.500% due 10/25/2032		546	543
2.567% due 07/25/2035		1,494	1,302
2.620% due 07/25/2034		2,457	2,453
2.623% due 11/21/2034		2,176	2,235
2.630% due 02/25/2036		151	146
2.643% due 12/21/2034		507	454
2.644% due 04/21/2034		175	180
2.652% due 01/25/2036		23,547	22,452
2.752% due 11/25/2036		237	208
2.834% due 12/25/2033		453	449
3.086% due 10/25/2034		889	788
4.651% due 10/25/2032		676	650
5.196% due 06/25/2035		630	596
MASTR Alternative Loan Trust
5.500% due 07/25/2034		8,018	8,143
6.500% due 12/25/2034		142	145
7.000% due 06/25/2034		66	71
MASTR Asset Securitization Trust
5.250% due 11/25/2035		416	415
5.500% due 07/25/2033		44	47
5.500% due 06/26/2034		328	317
5.500% due 05/25/2035		8	8
5.750% due 02/25/2021		1,818	1,843
6.000% due 10/25/2022		164	161
6.000% due 06/25/2036 ^		1,055	981
MASTR Reperforming Loan Trust
0.515% due 05/25/2035		1,031	876
4.875% due 05/25/2036		376	361
6.000% due 08/25/2034		926	955
MASTR Seasoned Securitization Trust
2.402% due 10/25/2032		358	358
2.605% due 10/25/2032		52	51
3.391% due 10/25/2032		634	638
6.500% due 08/25/2032		197	220
MBS Bancaja FTA
0.367% due 02/25/2038	EUR	5,027	6,487
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.867% due 11/15/2031		$800	790
0.907% due 09/15/2030		1,281	1,253
Merrill Lynch Alternative Note Asset Trust
0.335% due 02/25/2037		15,647	14,341
0.465% due 03/25/2037		437	184
2.835% due 06/25/2037 ^		45,721	29,002
Merrill Lynch Mortgage Investors Trust
0.415% due 11/25/2035		1,871	1,729

0.415% due 08/25/2036		28	27
0.625% due 03/25/2030		483	469
0.807% due 07/25/2030		7,064	6,709
0.825% due 06/25/2028		33	33
0.825% due 11/25/2029		3,347	3,259
0.845% due 04/25/2028		53	52
0.897% due 03/25/2030		1,154	1,126
0.949% due 01/25/2030		247	237
1.029% due 01/25/2029		1,509	1,498
1.053% due 10/25/2028		307	305
1.073% due 11/25/2029		416	407
1.165% due 10/25/2035		18	18
1.951% due 01/25/2029		4,842	4,608
1.980% due 05/25/2029		370	373
2.008% due 01/25/2029		194	192
2.118% due 05/25/2036		1,688	1,673
2.120% due 09/25/2029		1,117	1,104
2.124% due 04/25/2035		388	367
2.133% due 04/25/2029		1,065	1,054
2.134% due 12/25/2034		2,217	2,267
2.229% due 02/25/2033		84	81
2.356% due 05/25/2036		454	446
2.454% due 02/25/2034		286	286
2.480% due 02/25/2036		581	545
2.521% due 06/25/2035		4,700	4,461
2.532% due 02/25/2035		7,553	7,449
2.575% due 09/25/2033		34	34
2.604% due 05/25/2036		730	680
2.643% due 12/25/2035		210	188
2.683% due 07/25/2035		3,335	2,952
2.770% due 07/25/2035		1,650	1,397
2.862% due 06/25/2037		948	897
2.948% due 03/25/2036 ^		5,749	4,002
3.031% due 05/25/2034		344	339
5.080% due 09/25/2035		273	261
5.250% due 08/25/2036		18	18
Merrill Lynch Mortgage Trust
0.418% due 02/12/2051 (a)		155,852	2,144
0.929% due 08/12/2039 (a)		12,740	52
Merrill Lynch Mortgage-Backed Securities Trust
2.544% due 08/25/2036		35,238	31,272
3.158% due 06/25/2037 ^		50	39
4.627% due 04/25/2037 ^		2,136	1,757
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.409% due 07/12/2046		42,697	46,722
5.894% due 08/12/2049		8,000	8,937
Morgan Stanley Bank of America Merrill Lynch Trust
2.170% due 11/15/2045 (a)		133,665	14,582
3.476% due 11/15/2045		5,656	5,442
3.930% due 11/15/2045		2,500	2,418
4.536% due 11/15/2045		3,500	3,410
Morgan Stanley Capital Trust 0.236%
due 11/12/2049 (a)		39,362	331
Morgan Stanley Dean Witter Capital, Inc. Trust
1.675% due 03/25/2033		910	903
Morgan Stanley Mortgage Loan Trust
0.461% due 10/25/2034		309	300
0.615% due 07/25/2034		98	94
2.082% due 07/25/2034		644	639
2.184% due 06/25/2036		989	919
2.462% due 10/25/2034		308	302
2.463% due 07/25/2035		903	774
2.608% due 08/25/2034		147	146
2.693% due 07/25/2034		777	766
4.445% due 11/25/2037 ^		11,333	8,373
5.215% due 09/25/2035 ^		241	189
5.319% due 11/25/2035		210	156
5.476% due 07/25/2035		958	892
5.500% due 11/25/2035		220	202
5.532% due 12/25/2035		2,217	2,019
5.750% due 09/25/2022 ^		65	63
6.000% due 08/25/2037 ^		1,240	1,122
6.513% due 08/25/2036 ^		10,255	5,877
Morgan Stanley Mortgage Re-REMIC Trust
2.716% due 02/26/2036		22,807	22,855
Morgan Stanley Re-REMIC Trust
0.000% due 07/17/2056 (b)		3,469	3,414
5.804% due 08/15/2045		10,000	10,947
MortgageIT Trust
0.415% due 11/25/2035		16,007	13,214
Mortgages PLC
0.974% due 10/31/2038	GBP	1,957	3,126
Motel 6 Trust
1.692% due 10/05/2025 (a)		$50,000	803
2.743% due 10/05/2025		34,000	33,797
3.005% due 10/05/2025 (a)		48,500	1,358

NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035		2,591	2,711
Nemus Funding PLC
0.754% due 02/15/2020	GBP	5,760	9,311
Newgate Funding PLC
0.688% due 12/01/2050		3,500	5,369
0.877% due 12/15/2050	EUR	950	1,229
1.125% due 12/15/2050	GBP	37	61
1.525% due 12/15/2050		27,600	42,741
1.527% due 12/15/2050	EUR	5,200	6,101
1.775% due 12/15/2050	GBP	7,800	11,082
1.777% due 12/15/2050	EUR	8,700	9,981
Nomura Asset Acceptance Corp.
0.445% due 04/25/2037		$338	189
2.507% due 10/25/2035		754	668
2.754% due 02/25/2036		4,608	3,871
2.972% due 02/25/2036 ^		1,568	1,210
5.159% due 03/25/2035		113	113
5.500% due 05/25/2033		21	22
6.000% due 05/25/2033		9	10
6.215% due 08/25/2036 ^		8,818	5,056
6.431% due 08/25/2036 ^		3,762	2,156
6.500% due 03/25/2034		329	347
7.000% due 04/25/2033		10	11
Nomura Resecuritization Trust
0.724% due 08/27/2047		242,357	115,478
NovaStar Mortgage Funding Trust
0.355% due 09/25/2046		4,997	4,216
Opera Finance PLC
0.417% due 01/15/2015	EUR	8,762	11,868
Preferred Residential Securities PLC
1.625% due 12/15/2041	GBP	753	1,190
Prime Mortgage Trust
0.565% due 02/25/2019		$1	1
7.000% due 07/25/2034		577	565
Provident Funding Mortgage Loan Trust
0.455% due 05/25/2035		6,355	6,067
2.573% due 04/25/2034		193	192
2.638% due 10/25/2035		435	429
2.720% due 05/25/2035		1,354	1,335
RAAC Series
5.998% due 01/25/2017		9	9
RBSSP Resecuritization Trust
0.404% due 05/28/2047		67,924	47,436
0.415% due 03/26/2037		43,655	40,329
0.465% due 03/26/2035		1,333	1,307
0.485% due 08/26/2045		114	90
2.374% due 12/26/2036		41,539	31,296
2.420% due 10/26/2036		21,287	12,952
3.382% due 08/28/2047		424,969	333,921
4.441% due 12/26/2036 ^		10,377	6,178
5.500% due 10/26/2035		619	620
6.741% due 03/26/2036		19,719	13,370
Regal Trust
2.457% due 09/29/2031		1,117	877
Residential Accredit Loans, Inc. Trust
0.345% due 11/25/2036		6,909	4,887
0.345% due 06/25/2046		2,776	1,300
0.370% due 09/25/2046		16,375	10,410
0.415% due 02/25/2036 ^		1,014	666
0.435% due 05/25/2046 ^		3,689	1,299
0.445% due 12/25/2045		1,047	729
0.465% due 08/25/2035		11,337	9,055
0.495% due 03/25/2037		343	126
0.525% due 01/25/2037 ^		2,642	1,618
0.565% due 03/25/2033		117	114
0.565% due 06/25/2036		767	492
1.143% due 01/25/2046		42,450	29,973
1.503% due 09/25/2045		1,502	1,211
3.201% due 08/25/2035 ^		854	512
3.218% due 07/25/2035		23,044	19,957
3.588% due 07/25/2035		229	189
3.992% due 12/26/2034		411	305
5.000% due 09/25/2019		218	224
5.500% due 08/25/2034		12	12
5.500% due 08/25/2035 ^		109	97
5.750% due 12/25/2021		638	625
6.000% due 10/25/2034		26,323	26,986
6.000% due 08/25/2035		1,659	1,452
6.000% due 10/25/2035		24,979	19,485
6.000% due 12/25/2035		8,717	7,278
6.000% due 12/25/2035 ^		74	62
6.000% due 08/25/2036 ^		1,414	1,113
6.000% due 09/25/2036		11,031	8,390
6.000% due 05/25/2037		4,387	3,462

Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		285	301
7.500% due 12/25/2031		113	117
7.500% due 05/25/2032		138	139
7.500% due 07/25/2032		1,015	993
Residential Asset Securitization Trust
0.515% due 06/25/2036		11,431	5,893
0.665% due 03/25/2035		536	411
4.750% due 02/25/2019		73	75
5.500% due 07/25/2035		3,073	2,763
6.000% due 01/25/2037		6,935	5,189
6.500% due 09/25/2036		6,063	4,416
Residential Funding Mortgage Securities, Inc. Trust
2.847% due 09/25/2035		3,236	2,702
2.852% due 08/25/2035		6,663	5,325
3.780% due 10/25/2037		24,775	19,416
3.864% due 09/25/2036 ^		24	21
5.250% due 01/25/2036		305	277
5.500% due 03/25/2037		11,651	10,350
5.621% due 04/25/2037		5,581	4,607
5.707% due 07/27/2037 ^		551	500
6.000% due 04/25/2037		589	531
6.000% due 04/25/2037 ^		11,415	10,005
6.000% due 10/25/2037 ^		2,122	1,827
6.012% due 10/25/2037		28,298	24,413
6.500% due 03/25/2032		105	111
Rivoli Pan Europe PLC
0.410% due 08/03/2018	EUR	9,770	12,551
RMAC Securities PLC
0.392% due 06/12/2044		$4,963	4,602
0.674% due 06/12/2044	GBP	17,037	26,216
0.694% due 06/12/2044		2,781	4,280
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$2,008	2,151
5.336% due 05/16/2047		13,676	14,814
Sequoia Mortgage Trust
0.487% due 11/20/2034		293	289
0.517% due 07/20/2033		170	169
0.637% due 01/20/2035		137	130
0.689% due 11/20/2034		702	664
0.787% due 08/20/2034		1,819	1,803
0.807% due 01/20/2034		977	956
0.827% due 06/20/2033		1,486	1,439
0.867% due 09/20/2034		1,023	963
0.927% due 10/20/2027		13	12
0.927% due 04/20/2033		289	284
0.967% due 10/20/2027		163	158
1.067% due 12/20/2032		87	85
1.195% due 04/20/2033		1,412	1,397
2.414% due 01/20/2047 ^		457	391
2.462% due 02/20/2047		663	560
2.521% due 09/20/2046		12,233	9,731
2.634% due 04/20/2035		1,343	1,331
2.634% due 09/20/2046		1,518	1,291
4.602% due 07/20/2037		1,461	1,193
5.192% due 07/20/2037 ^		18,554	16,504
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	3,524	4,716
Silver Oak Ltd.
1.696% due 06/21/2018		$9,000	9,105
Silverstone Master Issuer PLC
1.792% due 01/21/2055		2,000	2,031
Southern Pacific Financing PLC
1.123% due 12/10/2042	GBP	480	714
Structured Adjustable Rate Mortgage Loan Trust
0.395% due 05/25/2035		$26	26
0.645% due 06/25/2035		271	269
1.849% due 10/25/2037 ^		10,377	6,492
2.336% due 03/25/2035		1,252	1,221
2.373% due 03/25/2034		314	310
2.378% due 12/25/2034		4,548	4,445
2.389% due 05/25/2035		18,258	17,167
2.402% due 05/25/2035		74	65
2.407% due 06/25/2034		491	496
2.411% due 03/25/2035		21,175	17,483
2.437% due 11/25/2035		970	739
2.446% due 05/25/2034		1,003	994
2.446% due 10/25/2034		366	365
2.453% due 07/25/2034		1,878	1,846
2.466% due 04/25/2035		199	188
2.482% due 08/25/2034		61	60
2.486% due 11/25/2034		4,166	4,129
2.492% due 09/25/2034		253	249
2.497% due 12/25/2034		110	102
2.507% due 08/25/2035		3,660	3,375
2.527% due 11/25/2035 ^		434	332

2.535% due 11/25/2034		800	747
2.557% due 09/25/2035		12,947	12,376
2.764% due 12/25/2035		499	366
2.906% due 02/25/2034		1,813	1,818
4.521% due 09/25/2036		22,336	17,437
4.674% due 01/25/2037 ^		18,363	13,697
4.701% due 07/25/2037 ^		65	52
4.703% due 04/25/2034		43	42
4.792% due 02/25/2037		4,674	4,357
4.886% due 10/25/2035		10,223	9,427
4.949% due 05/25/2036 ^		13,856	10,646
5.038% due 05/25/2036		900	827
5.054% due 07/25/2035 ^		12,244	10,862
5.080% due 03/25/2036 ^		2,747	2,302
5.089% due 01/25/2036 ^		9,984	7,823
5.090% due 05/25/2036		41	34
5.130% due 11/25/2035		2,475	2,080
5.538% due 02/25/2036 ^		17,938	14,675
5.613% due 09/25/2036		6,821	5,699
5.620% due 02/25/2036 ^		12,579	10,069
Structured Asset Mortgage Investments Trust
0.285% due 08/25/2036		45	33
0.345% due 07/25/2046		24,954	19,321
0.355% due 07/25/2046		16,231	10,759
0.365% due 05/25/2036		24,083	17,712
0.375% due 04/25/2036		34,538	24,921
0.375% due 08/25/2036		18,294	13,485
0.375% due 05/25/2046		838	649
0.395% due 02/25/2036		92,129	71,858
0.395% due 05/25/2045		1,299	1,128
0.395% due 07/25/2046 ^		76	25
0.416% due 07/19/2035		8,052	7,578
0.445% due 02/25/2036		14,708	11,429
0.465% due 08/25/2036		6,948	2,457
0.846% due 05/19/2035		3,661	3,571
2.656% due 02/19/2035		13	13
3.643% due 05/25/2045		230	178
Structured Asset Securities Corp.
0.515% due 04/25/2035		727	621
2.480% due 12/25/2033		319	314
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.765% due 10/25/2027		1,032	1,023
2.370% due 03/25/2033		370	363
2.377% due 07/25/2033		1,025	1,023
2.386% due 01/25/2034		499	486
2.450% due 09/25/2033		990	974
2.459% due 08/25/2032		92	91
2.489% due 11/25/2033		303	300
2.664% due 11/25/2033		794	784
2.743% due 09/25/2032		44	44
5.543% due 07/25/2034		21,732	21,780
Suntrust Adjustable Rate Mortgage Loan Trust
5.224% due 04/25/2037 ^		6,959	5,507
5.593% due 10/25/2037		3,693	3,435
Taurus CMBS PLC
0.424% due 04/22/2015	EUR	16,572	21,483
Thornburg Mortgage Securities Trust
0.705% due 03/25/2044		$319	276
2.020% due 12/25/2044		129	125
2.313% due 10/25/2043		717	711
5.750% due 06/25/2047		50,568	51,855
TIAA CMBS Trust
5.770% due 06/19/2033		9,488	9,985
Titan Europe PLC
0.797% due 10/23/2016	GBP	19,058	30,889
Titulizacion de Activos Sociedad Gestora de Fondos de Titulizacion S.A.
0.495% due 12/27/2030	EUR	965	1,270
0.495% due 09/30/2032		149	202
0.543% due 09/22/2032		1,675	2,195
0.543% due 06/22/2045		1,031	1,306
0.553% due 03/22/2035		1,607	2,044
0.573% due 03/22/2035		1,209	1,543
UBS Commercial Mortgage Trust
0.742% due 07/15/2024		$1,224	1,188
2.335% due 05/10/2045 (a)		193,208	25,107
UBS-Barclays Commercial Mortgage Trust
1.364% due 04/10/2046 (a)		86,502	7,400
Union de Creditos Inmobiliarios
0.453% due 06/22/2036	EUR	2,226	2,697
Utrecht Finance BV
3.225% due 07/28/2016		2,107	2,886
Vela Home SRL
0.342% due 10/25/2042		1,064	1,461
Wachovia Bank Commercial Mortgage Trust
0.307% due 06/15/2020		$18,435	18,057
5.509% due 04/15/2047		3,525	3,854

5.591% due 04/15/2047	5,000	5,454
5.679% due 10/15/2048	1,000	1,007
5.733% due 06/15/2049	25,942	28,666
5.924% due 02/15/2051	18,750	20,762
Wachovia Mortgage Loan Trust LLC
2.617% due 10/20/2035 ^	1,062	875
2.620% due 10/20/2035	928	913
2.657% due 05/20/2036	825	812
2.814% due 08/20/2035 ^	846	745
5.383% due 10/20/2035	4,487	4,407
6.104% due 03/20/2037 ^	290	271
WaMu Commercial Mortgage Securities Trust
5.170% due 05/25/2036	8,128	8,213
WaMu Mortgage Pass-Through Certificates
0.395% due 04/25/2045	6,065	5,749
0.425% due 11/25/2045	1,437	1,317
0.435% due 12/25/2045	6,489	5,946
0.455% due 07/25/2045	5,540	5,220
0.455% due 12/25/2045	12,501	11,402
0.475% due 01/25/2045	2,489	2,354
0.485% due 07/25/2045	6,999	6,663
0.495% due 01/25/2045	17,041	15,851
0.505% due 01/25/2045	5,987	5,655
0.515% due 01/25/2045	289	263
0.558% due 11/25/2034	5,947	5,732
0.578% due 10/25/2044	4,403	4,115
0.588% due 10/25/2044	5,711	5,334
0.608% due 07/25/2044	770	745
0.628% due 11/25/2034	119	112
0.628% due 07/25/2044	4,318	4,130
0.869% due 01/25/2047	3,549	3,337
0.878% due 06/25/2047	11,826	10,320
0.879% due 01/25/2047	4,108	3,344
0.899% due 04/25/2047	329	190
0.945% due 10/25/2045	4,534	4,435
0.959% due 12/25/2046	578	480
1.099% due 09/25/2046	19,694	16,931
1.119% due 07/25/2046	36,145	29,613
1.123% due 06/25/2046	2,036	1,896
1.133% due 06/25/2046	5,517	4,745
1.143% due 02/25/2046	1,610	1,519
1.213% due 01/25/2046	1,363	1,310
1.343% due 11/25/2042	505	477
1.543% due 08/25/2042	216	201
1.831% due 10/25/2036 ^	3,708	2,963
1.838% due 12/19/2039	248	244
1.956% due 10/25/2036 ^	890	723
2.016% due 01/25/2037 ^	21,983	18,080
2.043% due 12/25/2036 ^	184	156
2.065% due 11/25/2036 ^	11,428	9,694
2.086% due 12/25/2036 ^	536	456
2.095% due 11/25/2036 ^	2,871	2,449
2.193% due 06/25/2037	5,883	4,923
2.207% due 02/27/2034	36	36
2.240% due 09/25/2036	27,953	23,535
2.357% due 10/25/2035	7,655	7,374
2.369% due 09/25/2036 ^	31	27
2.374% due 12/25/2036 ^	12,544	11,047
2.381% due 12/25/2035	6,741	6,176
2.417% due 08/25/2034	2,693	2,677
2.418% due 01/25/2036	3,814	3,599
2.425% due 09/25/2035	1,192	1,091
2.428% due 03/25/2036	4,508	4,058
2.435% due 10/25/2034	2,284	2,249
2.463% due 07/25/2046	13,550	12,794
2.487% due 02/25/2033	1,297	1,281
2.488% due 03/25/2035	5,244	5,165
2.517% due 02/25/2037 ^	1,334	1,176
2.528% due 03/25/2037	6,557	6,190
2.595% due 01/25/2036	10,547	8,963
3.459% due 01/25/2037 ^	2,648	2,216
4.202% due 01/25/2037 ^	11,366	10,203
4.202% due 01/25/2037	5,699	5,115
4.352% due 03/25/2037 ^	66,411	56,727
4.465% due 05/25/2037 ^	9,645	7,935
4.558% due 02/25/2037 ^	1,839	1,524
4.733% due 02/25/2037	10,092	9,356
4.749% due 04/25/2037	136	9
4.755% due 08/25/2036 ^	36,897	32,777
4.766% due 01/25/2036	1,310	1,208
4.784% due 07/25/2037 ^	8,038	7,380
4.835% due 05/25/2037	4,333	4,143
5.158% due 08/25/2035	201	195
Washington Mutual MSC Mortgage Pass-Through Certificates
0.395% due 12/25/2036	14,175	10,124
0.425% due 12/25/2035	834	684

0.765% due 03/25/2036 ^		4,948	3,541
0.865% due 12/25/2046		15,574	9,322
0.909% due 04/25/2047		16,277	12,773
0.989% due 10/25/2046 ^		38,386	26,008
1.079% due 04/25/2046		3,004	2,325
1.600% due 06/25/2033		139	132
1.615% due 09/25/2035		4,945	4,067
5.000% due 03/25/2018		4	4
5.030% due 05/25/2036		12,652	8,573
5.500% due 06/25/2035		7,494	7,115
5.500% due 11/25/2035 ^		1,564	1,249
5.750% due 11/25/2035 ^		2,043	1,675
5.750% due 01/25/2036 ^		9,264	8,006
6.000% due 04/25/2036		8,120	6,733
6.500% due 03/25/2036		28,496	21,345
6.500% due 08/25/2036		67,963	43,978
7.500% due 04/25/2033		53	58
Wells Fargo Commercial Mortgage Trust
1.428% due 11/15/2043 (a)		102,114	7,072
Wells Fargo Mortgage Loan Trust
2.684% due 12/27/2046		31,688	13,901
Wells Fargo Mortgage-Backed Securities Trust
0.465% due 04/25/2037		1,509	1,203
2.610% due 02/25/2035		1,168	1,167
2.612% due 10/25/2036 ^		722	664
2.613% due 09/25/2034		289	292
2.613% due 12/25/2034		173	174
2.615% due 09/25/2034		443	446
2.615% due 01/25/2035		310	307
2.616% due 06/25/2034		823	836
2.616% due 05/25/2036		10,982	10,251
2.616% due 08/25/2036		3,969	3,747
2.617% due 09/25/2034		562	569
2.617% due 11/25/2034		874	863
2.618% due 03/25/2036		361	359
2.619% due 03/25/2036		2,325	2,285
2.626% due 04/25/2036 ^		5,870	5,538
2.627% due 10/25/2034		29	30
2.628% due 03/25/2036		1,052	1,052
2.629% due 10/25/2035		1,396	1,406
2.633% due 04/25/2036		563	553
2.634% due 05/25/2035		984	977
2.636% due 06/25/2035		196	196
2.645% due 02/25/2034		952	962
2.645% due 06/25/2035		583	586
2.646% due 07/25/2034		231	231
2.654% due 03/25/2035		307	303
2.659% due 08/25/2033		208	212
2.659% due 06/25/2035		471	479
2.669% due 10/25/2034		184	185
2.683% due 03/25/2035		108	106
2.691% due 04/25/2035		2,071	2,071
2.712% due 03/25/2036 ^		6,297	5,916
2.739% due 09/25/2036 ^		6,533	6,004
4.729% due 07/25/2034		741	762
5.000% due 01/25/2020		115	119
5.236% due 06/26/2035		3,570	3,373
5.500% due 12/25/2033		8	8
5.500% due 08/25/2035		50	50
5.500% due 03/25/2036		186	186
5.500% due 04/25/2036		483	470
5.500% due 09/25/2037		1,199	1,224
5.573% due 04/25/2036		2,466	2,390
5.646% due 04/25/2037		1,173	1,123
5.750% due 03/25/2037 ^		5,164	4,813
6.000% due 06/25/2036 ^		1,493	1,379
6.000% due 07/25/2036		457	444
6.000% due 08/25/2036		3,773	3,786
6.000% due 09/25/2036		322	307
6.000% due 11/25/2036		1,094	1,034
6.000% due 06/25/2037		8,165	7,738
6.000% due 07/25/2037 ^		2,419	2,306
6.000% due 08/25/2037		702	666
6.000% due 10/25/2037		1,481	1,473
6.000% due 11/25/2037		451	439
18.935% due 03/25/2036		425	547
Wells Fargo Re-REMIC Trust
5.733% due 05/16/2017		8,501	9,374
WFRBS Commercial Mortgage Trust
2.455% due 04/15/2045 (a)		99,115	12,227
Windermere CMBS PLC
0.674% due 04/22/2018	EUR	45,477	61,389
0.777% due 04/24/2017	GBP	23,773	39,060

Total Mortgage-Backed Securities (Cost $8,364,762)			9,172,033

ASSET-BACKED SECURITIES 21.3%
Aames Mortgage Trust
1.185% due 10/25/2033		$5,252	5,045
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030		27,801	28,004
Accredited Mortgage Loan Trust
0.345% due 04/25/2036		1,062	1,032
0.635% due 04/25/2035		2,495	2,261
0.765% due 04/25/2034		1,624	1,460
0.765% due 07/25/2034		10,561	9,856
5.210% due 01/25/2034		4,630	4,454
ACE Securities Corp. Home Equity Loan Trust
0.225% due 10/25/2036		408	139
0.255% due 07/25/2036 ^		2,076	740
0.315% due 07/25/2036		38,219	14,063
0.405% due 07/25/2036		14,043	5,263
0.465% due 12/25/2045		1,478	1,457
0.495% due 11/25/2035		4,790	4,666
0.735% due 07/25/2035		5,000	4,416
0.815% due 07/25/2035		18,000	14,859
0.865% due 08/25/2045		9,342	8,964
0.870% due 06/25/2035		1,093	1,087
0.965% due 02/25/2034		655	617
1.065% due 09/25/2033		323	302
1.140% due 06/25/2034		14,699	13,106
1.215% due 12/25/2033		3,135	2,959
1.245% due 02/25/2035		1,995	1,944
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.765% due 06/25/2034		62	61
1.215% due 01/25/2034		588	547
AFC Home Equity Loan Trust
0.765% due 09/27/2027		277	253
1.045% due 02/25/2029		820	697
AIMCO CLO
0.492% due 10/20/2019		22,098	21,943
Alzette European CLO S.A.
0.563% due 12/15/2020		188	188
AMAC CDO Funding
0.440% due 11/23/2050		16,575	16,202
0.465% due 11/23/2050		15,000	13,632
American Money Management Corp. CLO Ltd.
0.492% due 12/19/2019		2,886	2,875
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.405% due 10/25/2036		6,461	2,872
0.595% due 01/25/2036		15,183	12,265
0.615% due 01/25/2036		5,097	4,436
0.665% due 09/25/2035		5,050	4,373
0.695% due 03/25/2035		9,000	7,659
0.765% due 08/25/2035		12,000	11,686
0.775% due 01/25/2035		1,189	857
0.815% due 08/25/2035		12,300	10,536
0.825% due 11/25/2034		24,699	21,232
0.865% due 11/25/2033		571	504
1.185% due 08/25/2034		8,007	6,093
1.200% due 12/25/2033		1,332	1,263
3.690% due 11/25/2032 ^		75	13
4.308% due 07/25/2033		3,470	3,119
5.054% due 11/25/2035		974	974
5.140% due 10/25/2033		195	194
5.790% due 02/25/2033 ^		15	1
5.790% due 12/25/2033		143	136
Amortizing Residential Collateral Trust
0.745% due 07/25/2032		208	191
Aquilae CLO PLC
0.572% due 01/17/2023	EUR	4,575	6,222
Ares CLO Ltd.
0.868% due 11/25/2020		$10,674	10,534
Argent Securities Trust
0.255% due 07/25/2036		4,350	1,755
0.315% due 07/25/2036		2,183	886
0.435% due 05/25/2036		14,350	5,272
0.445% due 04/25/2036		4,812	1,921
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.655% due 10/25/2035		8,000	6,264
1.200% due 01/25/2034		4,762	4,582
1.215% due 12/25/2033		787	757
Asset-Backed Funding Certificates Trust
0.325% due 11/25/2036		18,175	9,677
0.385% due 01/25/2037		35,992	20,792
0.840% due 06/25/2035		18,205	16,226
0.865% due 06/25/2034		3,717	3,539
1.290% due 12/25/2032		2,805	2,629

Asset-Backed Securities Corp. Home Equity Loan Trust
0.305% due 07/25/2036		821	735
0.795% due 05/25/2035		3,500	3,274
1.142% due 12/15/2033		9,537	9,004
1.817% due 03/15/2032		612	582
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028		4,367	5,241
Avoca CLO PLC
0.550% due 08/03/2022	EUR	10,181	13,840
0.591% due 09/15/2021		2,661	3,604
Babson CLO Ltd.
2.247% due 09/28/2021		$2,500	2,500
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		5,000	7,241
Bayview Financial Acquisition Trust
0.517% due 05/28/2037		13,125	9,235
0.752% due 08/28/2044		147	147
0.797% due 05/28/2044		198	199
5.660% due 12/28/2036		621	624
Bayview Financial Asset Trust
0.615% due 03/25/2037		13,955	11,996
0.965% due 03/25/2037		7,252	6,053
0.965% due 12/25/2039		1,178	1,092
1.065% due 03/25/2037		5,792	4,603
1.315% due 03/25/2037		4,122	2,884
1.665% due 03/25/2037		3,818	2,442
Bayview Financial Mortgage Pass-Through Trust
0.437% due 04/28/2036		282	273
Bayview Financial Revolving Asset Trust
1.097% due 12/28/2040		7,889	4,981
Bayview Opportunity Master Fund Trust
3.721% due 03/28/2018		24,376	24,200
3.721% due 04/28/2018		30,442	30,748
Bear Stearns Asset-Backed Securities Trust
0.225% due 01/25/2037		797	793
0.235% due 12/25/2036		882	873
0.255% due 06/25/2047		192	192
0.275% due 11/25/2036		9,951	6,900
0.275% due 02/25/2037		3,844	3,529
0.295% due 10/25/2036		203	202
0.335% due 10/25/2036		9,962	8,416
0.335% due 12/25/2036		15,000	10,541
0.345% due 06/25/2047		23,692	22,441
0.395% due 04/25/2036		240	174
0.405% due 06/25/2047		5,000	4,126
0.445% due 04/25/2036		13,230	12,191
0.485% due 08/25/2036		12,587	12,447
0.515% due 04/25/2037		14,200	6,513
0.515% due 05/25/2037 ^		14,470	6,445
0.565% due 08/25/2036		6,607	6,398
0.565% due 12/25/2042		2,903	2,860
0.565% due 09/25/2046		9,768	7,883
0.615% due 11/25/2035		8,469	7,079
0.655% due 07/25/2035		210	209
0.655% due 06/25/2036		4,072	4,017
0.665% due 09/25/2034		277	264
0.665% due 08/25/2035		3,716	3,717
0.825% due 10/25/2032		47	45
0.835% due 06/25/2035		10,136	7,918
0.845% due 06/25/2035		7,500	5,886
0.885% due 07/25/2035		18,785	17,682
0.965% due 10/27/2032		90	86
1.140% due 02/25/2034		1,013	925
1.165% due 10/25/2037		4,602	4,348
1.165% due 11/25/2042		2,439	2,377
1.265% due 10/25/2033		366	344
2.040% due 08/25/2034		2,212	1,872
3.014% due 10/25/2036		280	219
5.500% due 08/25/2035		8,614	8,348
5.500% due 10/25/2035		16,744	16,364
5.500% due 08/25/2036		1,439	1,433
5.750% due 10/25/2033		823	859
6.000% due 06/25/2034		917	973
6.000% due 08/25/2036		8,087	6,263
6.500% due 08/25/2036		5,106	4,294
Berica Asset-Backed Security SRL
0.530% due 11/30/2051	EUR	79,963	107,068
0.593% due 12/30/2055		153,086	204,146
BlackRock Senior Income Series Corp.
0.482% due 04/20/2019		$7,608	7,442
BNC Mortgage Loan Trust
0.265% due 03/25/2037		5,620	5,108
0.265% due 05/25/2037		3,984	3,786
0.415% due 11/25/2037		339	336

Bombardier Capital Mortgage Securitization Corp.
5.980% due 01/15/2018		2,839	2,863
6.530% due 10/15/2028		3,159	3,317
6.805% due 12/15/2030		3,856	4,195
6.975% due 12/15/2029		9,613	5,688
7.180% due 12/15/2029		21,117	12,806
7.575% due 06/15/2030		16,938	10,165
Buckingham CDO Ltd.
0.418% due 04/05/2041		783,316	199,197
0.418% due 09/05/2051		1,075,289	162,046
Business Mortgage Finance PLC
0.408% due 08/15/2040	EUR	8,242	10,572
Callidus Debt Partners CLO Fund Ltd.
0.477% due 11/20/2020		$10,000	9,870
0.607% due 11/20/2020		8,000	7,679
0.992% due 01/21/2021		33,276	33,264
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035		134	134
Carrington Mortgage Loan Trust
0.385% due 01/25/2037		17,797	10,156
0.415% due 10/25/2036		13,665	6,892
0.485% due 10/25/2035		15	15
0.585% due 02/25/2037		1,688	954
CBRE Realty Finance CDO Ltd.
0.493% due 04/07/2052		2,474	2,365
CDC Mortgage Capital Trust
1.080% due 11/25/2034		230	221
Celf Loan Partners PLC
0.559% due 11/01/2023	EUR	12,467	16,780
Centex Home Equity Loan Trust
0.785% due 09/25/2034		$1,426	1,260
5.210% due 11/25/2028		901	902
Chase Funding Trust
0.665% due 05/25/2032		23	21
0.765% due 07/25/2033		18	17
CHEC Loan Trust
0.805% due 06/25/2034		581	497
CIT Group Home Equity Loan Trust
1.140% due 12/25/2031		484	455
CIT Mortgage Loan Trust
1.415% due 10/25/2037		1,181	1,179
1.615% due 10/25/2037		1,380	1,209
Citigroup Mortgage Loan Trust, Inc.
0.225% due 07/25/2045		3,700	2,842
0.325% due 09/25/2036		12,117	5,911
0.335% due 03/25/2036		1,362	1,055
0.345% due 01/25/2037		22,974	11,920
0.345% due 03/25/2037		1,669	1,568
0.365% due 11/25/2045		1,391	1,339
0.405% due 10/25/2036		28,400	26,335
0.575% due 10/25/2035		19,526	16,447
0.625% due 09/25/2035		10,555	10,263
0.645% due 09/25/2035		7,500	6,213
1.365% due 09/25/2033		1,426	1,283
4.964% due 08/25/2035		298	301
5.249% due 08/25/2035		456	432
Commercial Industrial Finance Corp.
0.499% due 03/01/2021		2,312	2,286
0.499% due 05/10/2021		4,000	3,913
Concord Real Estate CDO Ltd.
0.445% due 12/25/2046		6,835	6,801
Conseco Finance Securitizations Corp.
2.220% due 12/01/2033		24,500	23,321
6.030% due 03/01/2033		10,157	10,456
6.910% due 05/01/2033		44,530	50,033
7.360% due 08/01/2032		12,058	12,893
7.424% due 03/01/2033		9,000	10,237
7.490% due 07/01/2031		58,379	62,467
7.770% due 09/01/2031		18,556	20,712
7.954% due 12/01/2033		5,000	5,729
7.960% due 05/01/2031		28,108	23,024
7.970% due 05/01/2032		6,111	4,375
8.060% due 05/01/2031		8,368	5,974
8.200% due 05/01/2031		40,406	34,558
8.310% due 05/01/2032		35,864	26,598
8.850% due 12/01/2030		2,073	1,516
Conseco Financial Corp.
6.040% due 11/01/2029		1	2
6.440% due 12/01/2030		17,295	17,080
6.660% due 06/01/2030		7,256	7,822
6.680% due 12/01/2030		2,371	2,381
6.740% due 02/01/2031		2,100	2,121
6.760% due 03/01/2030		4,893	5,337
6.870% due 01/15/2029		299	317
7.240% due 11/15/2028		12,116	13,121
7.410% due 05/01/2031		1,018	899
7.550% due 01/15/2029		2,811	2,983
7.860% due 03/01/2030		21,459	19,454

Coronado CDO Ltd.
0.759% due 09/04/2038	23,607	22,426
Countrywide Asset-Backed Certificates
0.225% due 05/25/2037	3,460	3,435
0.285% due 06/25/2047	8,112	7,952
0.295% due 03/25/2037	2,290	2,289
0.305% due 07/25/2037	103,300	72,741
0.305% due 08/25/2037	29,000	21,573
0.315% due 01/25/2037	7,929	7,010
0.315% due 02/25/2037	11,078	9,900
0.315% due 05/25/2037	32,916	26,394
0.315% due 04/25/2046	31,461	28,518
0.315% due 03/25/2047	21,521	16,009
0.315% due 06/25/2047	27,806	20,959
0.325% due 03/25/2037	18,812	16,349
0.325% due 09/25/2046	25,215	20,142
0.335% due 06/25/2047	9,307	7,661
0.335% due 09/25/2047	24,268	23,794
0.345% due 07/25/2036	12,395	12,095
0.345% due 09/25/2036	3,483	3,373
0.355% due 06/25/2036	434	422
0.355% due 07/25/2036	6,371	6,218
0.355% due 06/25/2047	45,397	34,893
0.385% due 09/25/2037	18,468	12,221
0.385% due 06/25/2047	12,500	3,544
0.385% due 09/25/2047	37,452	27,482
0.395% due 05/25/2037	5,000	1,868
0.395% due 07/25/2037	5,000	1,806
0.405% due 04/25/2036	28,620	19,622
0.405% due 06/25/2037	13,500	10,958
0.415% due 03/25/2036 ^	27,939	20,343
0.415% due 04/25/2036	267	261
0.465% due 07/25/2036	2,000	1,587
0.485% due 10/25/2036	5,985	4,559
0.495% due 07/25/2036	2,952	2,149
0.505% due 12/25/2036 ^	29,956	17,182
0.515% due 03/25/2036 ^	5,963	4,285
0.515% due 05/25/2046	5,269	4,964
0.555% due 11/25/2034	1,145	1,135
0.615% due 11/25/2034	1,041	1,033
0.615% due 03/25/2047 ^	16,186	8,873
0.625% due 11/25/2035	2,127	1,990
0.625% due 01/25/2036	12,500	11,879
0.685% due 01/25/2036	23,050	18,772
0.875% due 08/25/2035	5,000	3,734
0.915% due 05/25/2034	3,749	3,469
0.965% due 10/25/2035	18,495	11,539
1.015% due 04/25/2035	5,000	4,233
1.020% due 08/25/2034	32,300	30,262
1.025% due 05/25/2033	290	269
1.165% due 08/25/2047	4,005	3,236
1.215% due 07/25/2033	2,230	2,105
1.215% due 11/25/2034	21,245	19,770
4.693% due 10/25/2035	2,475	2,469
4.756% due 04/25/2036	1,066	1,080
4.778% due 02/25/2036	31,504	30,514
5.050% due 02/25/2036	2,307	2,219
5.075% due 02/25/2036	1,341	1,112
5.106% due 09/25/2046	3,331	3,260
5.125% due 02/25/2036	5,503	4,444
5.348% due 07/25/2036	3,197	3,144
5.427% due 10/25/2046	12,883	11,167
5.834% due 07/25/2034	3,390	4,456
5.989% due 10/25/2046	195	166
Countrywide Home Equity Loan Trust
0.397% due 02/15/2036	10,391	7,850
Credit Suisse First Boston Mortgage Securities Corp.
2.515% due 08/25/2032	558	332
Credit-Based Asset Servicing and Securitization LLC
0.225% due 11/25/2036	123	66
0.235% due 01/25/2037 ^	40	17
0.285% due 07/25/2037	12,329	7,702
0.385% due 07/25/2037	8,261	5,237
0.395% due 11/25/2036	6,278	3,460
0.415% due 07/25/2036	12,000	7,334
0.505% due 07/25/2037	12,066	7,785
0.885% due 01/25/2035	16,609	14,877
1.185% due 11/25/2033	1,480	1,410
4.402% due 01/25/2037 ^	323	155
5.746% due 12/25/2037	435	438
5.912% due 10/25/2036	2,515	2,586
6.280% due 05/25/2035	4,808	4,853
Crest Ltd.
7.100% due 05/27/2036	7,302	7,521

Denver Arena Trust
6.940% due 11/15/2019		209	217
Doral CLO Ltd.
1.694% due 12/19/2022		165,000	165,536
Dryden Leveraged Loan CDO
0.600% due 01/25/2022	EUR	1,124	1,525
ECP CLO Ltd.
1.094% due 03/17/2022		$21,800	21,451
Educational Funding Co. LLC
0.488% due 10/25/2029		2,787	2,262
EMC Mortgage Loan Trust
0.635% due 04/25/2042		2,642	2,336
0.715% due 03/25/2031		4,599	4,460
0.715% due 08/25/2040		918	897
0.715% due 11/25/2041		118	116
0.905% due 05/25/2040		135	121
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		899	873
FBR Securitization Trust
0.925% due 09/25/2035		1,471	1,453
Finance America Mortgage Loan Trust
1.215% due 09/25/2033		374	353
First Franklin Mortgage Loan Asset-Backed Certificates
0.990% due 05/25/2034		6,112	5,613
1.875% due 05/25/2034		739	574
First Franklin Mortgage Loan Trust
0.315% due 12/25/2036		25,000	14,500
0.325% due 12/25/2037		45,592	27,349
0.355% due 01/25/2036		114	113
0.355% due 03/25/2036		3,057	2,859
0.385% due 01/25/2038		666	404
0.425% due 11/25/2036		3,993	3,884
0.445% due 10/25/2035		77	77
0.525% due 11/25/2035		3,300	1,979
0.545% due 09/25/2035		2,430	2,413
0.635% due 07/25/2035		9,450	8,270
0.900% due 12/25/2034		11,272	10,567
1.035% due 09/25/2034		11,222	9,677
First NLC Trust
0.235% due 08/25/2037		802	411
Four Corners CLO Ltd.
0.491% due 07/22/2020		2,370	2,339
Fremont Home Loan Trust
0.295% due 11/25/2036		17,495	8,020
0.325% due 08/25/2036		16,253	6,492
0.385% due 01/25/2037		40,520	20,461
0.415% due 05/25/2036		6,507	3,268
0.435% due 04/25/2036		22,370	12,796
0.990% due 01/25/2034		3,905	3,564
Galaxy CLO Ltd.
0.478% due 04/25/2019		3,374	3,352
GCO Education Loan Funding Trust
0.358% due 08/25/2028		17,000	16,780
GE-WMC Mortgage Securities Trust
0.205% due 08/25/2036		6	2
Gem Ligos Ltd.
0.704% due 03/23/2021		73,513	71,925
Goldman Sachs Asset Management CLO PLC
0.462% due 08/01/2022		17,182	16,839
Gramercy Real Estate CDO Ltd.
0.538% due 07/25/2041		7,167	6,540
0.558% due 07/25/2035		4,167	4,061
0.628% due 07/25/2035		14,000	13,160
Green Tree Servicing LLC
8.970% due 04/25/2038		15,040	16,390
Greenpoint Manufactured Housing
2.166% due 11/22/2031		29,250	28,599
3.541% due 11/17/2031		24,700	25,345
3.574% due 10/14/2031		34,118	36,320
3.668% due 06/08/2031		26,083	26,154
8.300% due 10/15/2026		6,500	7,094
Greenpoint Mortgage Funding Trust
0.765% due 09/25/2034		5	5
Grosvenor Place CLO BV
0.474% due 07/20/2021	EUR	2,659	3,654
0.654% due 07/20/2021		3,000	3,984
0.829% due 03/28/2023	GBP	11,504	18,769
1.024% due 07/20/2021	EUR	5,000	6,466
GSAA Home Equity Trust
0.235% due 03/25/2036		$50	29
0.345% due 03/25/2036		47,537	28,447
0.385% due 05/25/2047		6,170	4,227
0.405% due 06/25/2036		7,013	4,142
0.435% due 06/25/2035		646	598
0.435% due 10/25/2035		7,318	6,832
0.535% due 06/25/2035		1,019	952

0.535% due 10/25/2035		44,000	36,916
5.344% due 09/25/2035		490	418
6.000% due 11/25/2037		1,348	1,138
GSAMP Trust
0.235% due 12/25/2036		489	246
0.245% due 11/25/2036		844	448
0.255% due 01/25/2037		4,239	2,256
0.295% due 01/25/2037		77	74
0.305% due 11/25/2036		8,037	4,315
0.315% due 08/25/2036		19,052	12,447
0.315% due 10/25/2036		1,884	255
0.345% due 11/25/2035		307	58
0.405% due 12/25/2035		20,528	18,030
0.505% due 01/25/2035		878	876
0.595% due 11/25/2035		15,304	12,878
0.655% due 07/25/2045		5,500	5,149
0.685% due 07/25/2045		16,866	13,232
1.315% due 12/25/2034		21,258	15,589
1.365% due 10/25/2034		1,889	1,767
GSRPM Mortgage Loan Trust
0.465% due 03/25/2035		2,043	1,984
0.465% due 09/25/2036		4,986	4,688
Guggenheim Structured Real Estate Funding Ltd.
0.715% due 09/25/2046		4,727	4,583
Halcyon Loan Investors CLO Ltd.
0.577% due 11/20/2020		6,000	5,774
Halcyon Structured Asset Management Long/Short Ltd.
0.463% due 08/07/2021		22,145	21,989
0.558% due 08/07/2021		35,000	34,147
Harbourmaster CLO BV
0.537% due 06/15/2020	EUR	1,039	1,423
Hillmark Funding
0.489% due 05/21/2021		$25,000	24,366
Home Equity Asset Trust
0.350% due 07/25/2037		26,758	24,641
0.375% due 05/25/2036		2,559	2,497
0.865% due 12/25/2033		97	91
0.925% due 11/25/2032		128	115
1.065% due 11/25/2034		1,500	1,403
1.365% due 06/25/2032		4,908	4,590
Home Equity Loan Trust
0.295% due 05/25/2036		1,821	1,583
Home Equity Mortgage Loan Asset-Backed Trust
0.275% due 11/25/2036		2,210	2,146
0.365% due 07/25/2037		25,700	15,525
0.485% due 04/25/2047		14,900	9,529
0.615% due 08/25/2035		6,475	6,348
Home Loan Trust
5.450% due 08/25/2034		3,323	3,451
HSBC Home Equity Loan Trust
0.457% due 01/20/2034		1,475	1,468
HSI Asset Securitization Corp. Trust
0.215% due 10/25/2036		432	219
0.535% due 01/25/2036		9,000	7,883
ICE EM CLO
0.746% due 08/15/2022		40,000	38,800
IMC Home Equity Loan Trust
7.520% due 08/20/2028		90	91
ING Investment Management CLO Ltd.
2.694% due 10/15/2022		3,400	3,412
Irwin Whole Loan Home Equity Trust
0.705% due 07/25/2032		3	2
IXIS Real Estate Capital Trust
0.365% due 03/25/2036		10,158	5,665
1.110% due 02/25/2035		4,147	3,639
JPMorgan Mortgage Acquisition Trust
0.225% due 03/25/2047		938	900
0.265% due 03/25/2047		356	261
0.275% due 08/25/2036		6,832	3,586
0.305% due 10/25/2036		15,170	11,798
0.325% due 05/25/2037		10,675	8,957
0.375% due 03/25/2037		31,814	26,864
0.395% due 07/25/2036		10,000	8,776
0.435% due 03/25/2036		10,500	6,904
0.605% due 09/25/2035		1,029	886
0.635% due 09/25/2035		10,682	7,054
5.052% due 01/25/2037		32	27
5.830% due 07/25/2036 ^		9,572	5,804
6.410% due 07/25/2036 ^		13,648	8,269
Jubilee CDO BV
0.730% due 10/15/2019	EUR	547	750
Kennecott Funding Ltd.
0.744% due 01/13/2018		$10,000	9,844
Legg Mason Real Estate CDO Corp.
0.430% due 05/25/2045		33,473	33,004

Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		1,539	1,621
Lehman XS Trust
0.315% due 04/25/2037 ^		3,080	2,169
5.110% due 07/25/2035		2,339	2,032
Locat Securitisation Vehicle SRL
0.420% due 12/12/2028	EUR	1,519	2,075
Long Beach Mortgage Loan Trust
0.425% due 05/25/2036		$926	412
0.495% due 01/25/2046		257	220
0.545% due 08/25/2045		9,860	8,617
0.595% due 11/25/2035		8,800	7,399
0.695% due 06/25/2034		11,404	10,799
1.020% due 07/25/2034		8,434	8,126
1.290% due 05/25/2032		161	153
1.290% due 07/25/2033		8,339	7,785
3.165% due 11/25/2032		50	42
Madison Avenue Manufactured Housing Contract Trust
3.415% due 03/25/2032		6,000	5,541
Magnetite Ltd.
2.993% due 09/15/2023		6,800	6,835
Marathon Real Estate CDO Ltd.
0.495% due 05/25/2046		93,397	88,587
MASTR Asset-Backed Securities Trust
0.215% due 11/25/2036		11	5
0.215% due 01/25/2037		112	38
0.315% due 08/25/2036		5,292	2,666
0.355% due 01/25/2036		5,195	5,035
0.375% due 11/25/2036		806	353
0.405% due 06/25/2036		7,931	4,140
0.405% due 08/25/2036		3,991	2,041
0.465% due 01/25/2036		5,288	4,740
0.465% due 05/25/2037		24,249	21,348
0.535% due 06/25/2035		315	312
0.665% due 10/25/2035		9,902	6,526
1.110% due 05/25/2035		4,000	3,366
1.215% due 08/25/2033		221	221
3.090% due 05/25/2033		71	69
4.815% due 05/25/2033		8,272	7,968
MASTR Specialized Loan Trust
0.425% due 02/25/2036		8,479	7,040
0.535% due 01/25/2037		19,411	11,016
Mercator CLO PLC
0.452% due 02/18/2024	EUR	50,060	67,611
0.677% due 10/12/2023		1,000	1,335
Mercury CDO Ltd.
0.582% due 12/08/2040		$104,100	91,608
Merit Securities Corp.
6.690% due 07/28/2033		3,014	3,150
Merrill Lynch First Franklin Mortgage Loan Trust
0.335% due 04/25/2037		5,904	3,338
0.405% due 05/25/2037		42,088	26,270
0.415% due 04/25/2037		47,396	27,100
0.485% due 05/25/2037		62,623	39,504
Merrill Lynch Mortgage Investors Trust
0.315% due 11/25/2037		37,502	16,591
0.325% due 04/25/2037		17,555	9,127
0.345% due 03/25/2037		6,500	3,388
0.445% due 01/25/2047		2,908	2,580
0.475% due 12/25/2036		5,700	4,807
0.615% due 02/25/2047		27,851	18,508
0.665% due 06/25/2036		16,891	15,385
MESA Trust
3.390% due 11/25/2031 ^		1,313	889
Mid-State Trust
3.500% due 12/15/2045		13,302	13,765
4.864% due 07/15/2038		1,339	1,440
6.005% due 08/15/2037		3,922	4,141
8.330% due 04/01/2030		4,117	4,280
Morgan Stanley ABS Capital, Inc. Trust
0.295% due 01/25/2037		7,809	4,476
0.305% due 10/25/2036		11,734	6,720
0.305% due 11/25/2036		4,981	2,989
0.305% due 05/25/2037		766	455
0.315% due 09/25/2036		12,710	6,886
0.315% due 10/25/2036		20,161	10,279
0.315% due 12/25/2036		1,839	946
0.325% due 09/25/2036		41,000	21,015
0.345% due 01/25/2036		1,718	1,697
0.345% due 02/25/2037		35,052	15,830
0.345% due 03/25/2037		44,719	23,280
0.385% due 11/25/2036		7,471	4,483
0.395% due 09/25/2036		2,573	1,333
0.395% due 10/25/2036		15,000	7,733
0.395% due 02/25/2037		23,072	10,495
0.415% due 08/25/2036		14,650	7,839

0.415% due 03/25/2037	26,301	13,809
0.415% due 05/25/2037	35,735	21,516
0.425% due 05/25/2037	18,953	11,753
0.575% due 11/25/2035	22,000	18,269
0.625% due 06/25/2034	1,621	1,577
0.905% due 01/25/2034	78	76
0.965% due 07/25/2037	2,853	2,661
0.975% due 04/25/2034	3,997	3,888
1.065% due 05/25/2034	11,076	10,446
1.185% due 10/25/2033	4,243	3,947
1.185% due 11/25/2034	282	260
1.225% due 09/25/2034	323	301
1.245% due 03/25/2033	77	74
1.365% due 06/25/2033	3,077	2,987
1.415% due 07/25/2037	8,210	4,253
Morgan Stanley Dean Witter Capital, Inc. Trust
1.515% due 02/25/2033	1,745	1,659
Morgan Stanley Home Equity Loan Trust
0.265% due 04/25/2037	7,603	4,483
0.495% due 12/25/2035	298	280
0.515% due 04/25/2037	20,768	12,636
Morgan Stanley IXIS Real Estate Capital Trust
0.235% due 11/25/2036	16,311	7,638
0.275% due 11/25/2036	18,753	8,824
0.385% due 11/25/2036	19,604	9,342
Morgan Stanley Mortgage Loan Trust
0.395% due 02/25/2037	786	419
5.622% due 01/25/2047	986	942
5.750% due 04/25/2037 ^	692	551
5.754% due 01/25/2047	16,618	13,148
6.000% due 07/25/2047 ^	948	834
Mountain View Funding CLO Ltd.
0.504% due 04/15/2019	1,810	1,796
MSIM Peconic Bay Ltd.
0.522% due 07/20/2019	1,172	1,171
N-Star Real Estate CDO Ltd.
0.515% due 07/27/2040	2,952	2,815
Nationstar Home Equity Loan Trust
0.295% due 06/25/2037	550	510
0.335% due 09/25/2036	159	155
0.395% due 03/25/2037	766	594
0.415% due 06/25/2037	340	222
New Century Home Equity Loan Trust
0.345% due 05/25/2036	1,213	798
0.675% due 07/25/2035	836	693
0.905% due 08/25/2034	181	171
Newcastle CDO Ltd.
0.425% due 05/25/2052	12,154	11,850
0.588% due 12/24/2039	22,006	21,324
Newcastle Investment Trust
6.000% due 07/10/2035	14,428	14,606
6.800% due 12/10/2033	14,113	14,739
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032	6,084	6,008
5.410% due 11/15/2032	8,057	8,092
6.190% due 03/15/2014	1,437	1,494
6.340% due 04/15/2029	850	867
7.945% due 03/15/2022	3,990	3,062
8.150% due 09/15/2029	6,434	5,010
Octagon Investment Partners Ltd.
0.498% due 08/25/2021	10,000	9,774
0.538% due 11/28/2018	1,277	1,267
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.415% due 12/25/2035	3,663	3,594
Option One Mortgage Loan Trust
0.305% due 01/25/2037	14,500	8,054
0.305% due 02/25/2037	2,232	1,232
0.345% due 07/25/2037	9,244	5,114
1.065% due 01/25/2034	4,313	4,033
Option One Mortgage Loan Trust Asset-Backed Certificates
0.625% due 11/25/2035	15,000	10,015
1.020% due 10/25/2032	5,418	5,121
1.065% due 07/25/2032	1,991	1,833
Origen Manufactured Housing Contract Trust
7.200% due 01/15/2037	3,970	4,091
7.650% due 03/15/2032	7,900	8,432
Ownit Mortgage Loan Trust
3.577% due 12/25/2036	13,471	6,073
Pacifica CDO Corp.
0.498% due 01/26/2020	8,291	8,240
Park Place Securities, Inc.
0.615% due 09/25/2035	200	189
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.635% due 09/25/2035	23,085	19,878
0.665% due 07/25/2035	6,275	5,953
0.685% due 01/25/2036	3,376	3,362

0.885% due 03/25/2035		4,500	3,892
1.185% due 12/25/2034		2,052	2,052
Penta CLO S.A.
0.551% due 06/04/2024	EUR	14,912	19,762
People’s Choice Home Loan Securities Trust
0.885% due 05/25/2035 ^		$6,000	4,857
People’s Financial Realty Mortgage Securities Trust
0.305% due 09/25/2036		12,914	4,724
Popular ABS Mortgage Pass-Through Trust
0.445% due 07/25/2035		1,468	1,246
0.825% due 08/25/2035		4,326	3,991
4.600% due 01/25/2036		180	167
5.161% due 04/25/2035		129	109
Primus CLO Ltd.
0.476% due 07/15/2021		10,039	9,743
Quest Trust
2.415% due 05/25/2033		485	479
RAAC Series
0.355% due 09/25/2045		400	394
0.455% due 05/25/2046		17,625	15,617
0.515% due 02/25/2046		788	689
0.515% due 11/25/2046		1,097	865
0.545% due 10/25/2046		5,549	4,599
0.665% due 02/25/2037		5,000	3,307
1.365% due 09/25/2047		5,228	5,058
1.665% due 09/25/2047		9,087	6,681
Renaissance Home Equity Loan Trust
0.665% due 12/25/2033		147	143
1.045% due 08/25/2033		1,870	1,762
Residential Asset Mortgage Products Trust
0.335% due 07/25/2036		18,317	17,240
0.345% due 11/25/2036		21,270	18,442
0.355% due 03/25/2036		12,658	11,997
0.395% due 01/25/2036		6,105	5,724
0.595% due 11/25/2035		12,673	10,442
0.715% due 02/25/2035		5,645	4,942
0.755% due 08/25/2035		13,673	11,841
1.035% due 02/25/2034		5,266	5,005
1.095% due 06/25/2034		5,790	5,205
1.140% due 09/25/2034		7,047	6,624
1.155% due 10/25/2033		7,942	7,135
4.790% due 06/25/2033		44	46
4.828% due 12/25/2033		235	238
5.340% due 08/25/2033		1,057	1,063
5.800% due 10/25/2033		247	243
Residential Asset Securities Corp. Trust
0.325% due 06/25/2036		4,670	4,373
0.325% due 07/25/2036		17,730	14,889
0.335% due 11/25/2036		15,395	12,230
0.345% due 04/25/2036		4,088	3,754
0.405% due 10/25/2036		8,000	5,001
0.425% due 07/25/2036		2,200	1,643
0.485% due 01/25/2036		5,087	4,826
0.535% due 03/25/2036		20,029	16,767
0.575% due 11/25/2035		11,690	10,614
0.625% due 01/25/2036		10,500	7,243
0.665% due 07/25/2032 ^		155	134
0.755% due 08/25/2035		7,500	5,643
0.765% due 04/25/2035		4,724	4,260
0.915% due 04/25/2034		3,832	3,394
0.960% due 01/25/2035		6,842	6,409
0.990% due 02/25/2034		7,741	7,231
1.005% due 12/25/2034		11,237	10,255
5.120% due 12/25/2033		3,987	3,688
6.084% due 06/25/2032 ^		4,080	3,886
6.349% due 03/25/2032		175	174
Salomon Mortgage Loan Trust
1.065% due 11/25/2033		2,092	1,958
Saturn CLO Ltd.
0.464% due 05/13/2022		18,000	17,662
Saturn Ventures Ltd.
1.442% due 11/03/2038		1,522	1,498
Saxon Asset Securities Trust
0.665% due 03/25/2032		806	743
1.140% due 12/25/2033		7,101	6,672
Securitized Asset-Backed Receivables LLC Trust
0.225% due 12/25/2036 ^		656	227
0.245% due 11/25/2036 ^		255	110
0.415% due 06/25/2036		13,582	9,009
0.455% due 11/25/2035		11,568	10,491
0.825% due 10/25/2035		77	76
1.125% due 01/25/2036 ^		2,863	2,177
Silver Birch CLO BV
0.611% due 02/10/2020	EUR	229	316
SLC Student Loan Trust
4.750% due 06/15/2033		$1,354	1,228

SLM Student Loan Trust
0.392% due 10/25/2039	EUR	10,000	12,423
0.423% due 03/15/2024		$3,200	3,089
0.433% due 12/15/2023		17,705	17,074
0.483% due 12/16/2041		4,000	3,210
0.537% due 12/15/2023	EUR	9,341	12,657
0.547% due 09/15/2021		2,197	3,019
2.817% due 12/16/2019		$4,900	4,978
3.417% due 05/16/2044		36,905	39,144
Sorin Real Estate CDO Ltd.
0.542% due 06/07/2040		77,471	71,273
Soundview Home Loan Trust
0.245% due 06/25/2037		121	66
0.275% due 02/25/2037		273	126
0.295% due 07/25/2037		124	85
0.335% due 11/25/2036		38,846	15,013
0.345% due 05/25/2036		482	445
0.375% due 06/25/2037		14,318	7,859
0.395% due 06/25/2036		10,000	6,244
0.425% due 12/25/2035		2,175	2,107
0.675% due 08/25/2035		26,000	22,092
1.465% due 11/25/2033		1,361	1,348
Spirit Master Funding LLC
3.887% due 12/20/2043		40,000	39,765
Springleaf Funding Trust
3.920% due 01/16/2023		36,249	36,793
Streeterville ABS CDO Ltd.
0.592% due 11/03/2040		229,214	165,607
Structured Asset Investment Loan Trust
0.315% due 07/25/2036		17,371	11,733
0.675% due 08/25/2035		2,000	1,174
0.685% due 07/25/2035		12,000	10,035
0.865% due 04/25/2033		929	893
0.900% due 03/25/2035		8,100	7,011
1.140% due 09/25/2034		222	166
Structured Asset Securities Corp.
0.315% due 05/25/2037		10	10
0.335% due 06/25/2037		10,520	4,041
0.485% due 05/25/2037		13,000	11,500
1.265% due 10/25/2037		80,951	39,293
1.669% due 04/25/2035		1,056	1,011
7.961% due 05/25/2031		4,415	3,933
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.745% due 01/25/2033		176	161
1.515% due 04/25/2033		601	583
3.450% due 02/25/2032		847	838
5.410% due 06/25/2033		224	223
5.560% due 05/25/2034		988	1,022
Symphony CLO Ltd.
0.994% due 01/15/2024		88,800	86,950
Triaxx Prime CDO Ltd.
0.430% due 10/02/2039		54,677	43,742
Truman Capital Mortgage Loan Trust
0.425% due 03/25/2036		251	234
0.915% due 12/25/2032		2,807	2,700
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032		5,000	5,474
Vanderbilt Mortgage Finance
5.840% due 02/07/2026		1,129	1,156
6.570% due 08/07/2024		611	632
Venture CDO Ltd.
0.472% due 01/20/2022		10,000	9,790
0.521% due 07/22/2021		39,700	38,716
WaMu Asset-Backed Certificates Trust
0.275% due 04/25/2037		75	37
0.335% due 07/25/2047		10,634	5,024
Wasatch Ltd.
0.407% due 11/14/2022		59,236	57,517
0.479% due 11/14/2022		98,727	95,871
Washington Mutual Asset-Backed Certificates Trust
0.225% due 10/25/2036		214	89
0.315% due 05/25/2036		26,461	16,600
0.345% due 10/25/2036		21,524	9,038
0.405% due 08/25/2036		14,973	7,054
Wells Fargo Home Equity Asset-Backed Securities Trust
0.795% due 11/25/2035		2,600	2,110
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.795% due 04/25/2034		236	207

Wrightwood Capital Real Estate CDO Ltd.
0.559% due 11/21/2040		50,177	47,292

Total Asset-Backed Securities (Cost $5,942,914)			6,388,638

SOVEREIGN ISSUES 5.0%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		11,527	11,671
4.125% due 09/15/2017	EUR	5,000	7,150
6.500% due 06/10/2019		$600	654
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	439,000	131,084
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		153,000	61,467
10.000% due 01/01/2021		277,000	102,349
10.000% due 01/01/2023		1,815,750	651,951
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 05/15/2045		54,000	50,535
6.000% due 08/15/2050		460,000	428,603
Korea Housing Finance Corp.
4.125% due 12/15/2015		$11,500	12,150
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	32,800	46,844
Xunta de Galicia
6.131% due 04/03/2018		200	310

Total Sovereign Issues (Cost $1,653,682)			1,504,768

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Citigroup, Inc.		19,546	1,019

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (d)(g)		8,220	23
NVHL S.A. ‘B’ (d)(g)		8,220	23
NVHL S.A. ‘C’ (d)(g)		8,220	23
NVHL S.A. ‘D’ (d)(g)		8,220	24
NVHL S.A. ‘E’ (d)(g)		8,220	24
NVHL S.A. ‘F’ (d)(g)		8,220	24
NVHL S.A. ‘G’ (d)(g)		8,220	24
NVHL S.A. ‘H’ (d)(g)		8,220	24
NVHL S.A. ‘I’ (d)(g)		8,220	24
NVHL S.A. ‘J’ (d)(g)		8,220	24

			237

Total Common Stocks (Cost $1,111)			1,256

WARRANTS 0.0%
INDUSTRIALS 0.0%
Alion Science and Technology Corp. - Exp. 03/15/2017		6,775	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049 (f)		1,200	1,326

INDUSTRIALS 0.0%
United Technologies Corp.
7.500% due 08/01/2015		70,000	4,583

Total Convertible Preferred Securities (Cost $4,627)			5,909

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (f)		40,000	1,074
CoBank ACB
6.250% due 10/01/2022 (f)		60,000	5,779
GMAC Capital Trust
8.125% due 02/15/2040		30,000	802

SLM Corp. CPI Linked Security
3.235% due 01/16/2018	51,000	1,200

		8,855

UTILITIES 0.0%
Entergy Louisiana LLC
4.700% due 06/01/2063	20,000	387

Total Preferred Securities (Cost $8,718)		9,242

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (h) 0.2%		59,100

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
0.107% due 01/16/2014 - 12/11/2014 (e)(i)(m)	$32,879	32,856

Total Short-Term Instruments (Cost $91,951)		91,956

Total Investments in Securities (Cost $30,944,054)		32,015,578

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio	15,294,582	153,023
PIMCO Short-Term Floating NAV Portfolio III	18,473,740	184,534

Total Short-Term Instruments (Cost $337,693)		337,557

Total Investments in Affiliates (Cost $337,693)		337,557

Total Investments 107.9% (Cost $31,281,747)		$32,353,135
Financial Derivative Instruments (j)(l) (1.2%) (Cost or Premiums, net $(566,929))		(372,617)
Other Assets and Liabilities, net (6.7%)		(1,990,412)

Net Assets 100.0%		$29,990,106

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Payment in-kind bond security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$26	$23	0.00%
NVHL S.A. ‘B’	03/09/2012	26	23	0.00%
NVHL S.A. ‘C’	03/09/2012	26	23	0.00%
NVHL S.A. ‘D’	03/09/2012	27	24	0.00%
NVHL S.A. ‘E’	03/09/2012	27	24	0.00%
NVHL S.A. ‘F’	03/09/2012	27	24	0.00%
NVHL S.A. ‘G’	03/09/2012	27	24	0.00%
NVHL S.A. ‘H’	03/09/2012	27	24	0.00%
NVHL S.A. ‘I’	03/09/2012	27	24	0.00%
NVHL S.A. ‘J’	03/09/2012	27	24	0.00%

		$267	$237	0.00%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$9,100	U.S. Treasury Notes 0.375% due 01/15/2016	$(9,298)	$9,100	$9,100
SSB	0.000%	12/31/2013	01/02/2014	50,000	Freddie Mac 2.080% due 10/17/2022	(51,002)	50,000	50,000

Total Repurchase Agreements						$(60,300)	$59,100	$59,100

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(1.250%)	10/18/2013	04/17/2015		$(1,124)	$(1,124)
BRC	0.450%	09/24/2013	01/16/2014	EUR	(6,038)	(8,317)

Total Reverse Repurchase Agreements						$(9,441)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.100%	01/02/2014	01/03/2014	$(27,735)	$(27,737)
GSC	0.121%	11/07/2013	01/07/2014	(108,790)	(107,824)

Total Sale-Buyback Transactions					$(135,561)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $503,690 at a weighted average interest rate of (0.358%).
(3)	Payable for sale-buyback transactions includes $33 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	01/01/2029	111,500	$(111,047)	$(110,385)
Fannie Mae	4.000%	02/01/2044	56,000	(57,625)	(57,487)
Fannie Mae	4.000%	01/01/2044	29,000	(30,070)	(29,861)
Fannie Mae	4.500%	01/01/2044	350,000	(372,794)	(370,959)

Total Short Sales				$(571,536)	$(568,692)

(i)	Securities with an aggregate market value of $145,924 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	320	$267	$45	$0
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	486	444	167	0
British pound currency March Futures	Short	03/2014	436	(508)	0	(125)
Euro currency March Futures	Short	03/2014	800	(17)	140	0

Total Futures Contracts				$186	$352	$(125)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-20 5-Year Index	(5.000%)	06/20/2018	$83,200	$(8,054)	$(1,282)	$0	$(244)

Credit Default Swaps on Credit Indices - Sell Protection (2)
						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-19 5-Year Index	5.000%	12/20/2017	$146,150	$14,910	$10,957	$371	$0
CDX.HY-20 5-Year Index	5.000%	06/20/2018	774,900	75,015	36,019	2,273	0
CDX.HY-21 5-Year Index	5.000%	12/20/2018	1,052,000	91,385	30,369	3,034	0

				$181,310	$77,345	$5,678	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.625%	03/19/2027	CAD	172,700	$(15,563)	$(15,550)	$64	$0
Pay	3-Month CAD-Bank Bill	3.000%	03/19/2027		376,200	(18,798)	(37,564)	146	0
Pay	3-Month CAD-Bank Bill	2.750%	12/17/2027		132,800	(11,926)	(13,066)	49	0
Receive	3-Month CAD-Bank Bill	2.800%	12/18/2043		415,500	64,639	55,803	384	0
Receive	3-Month USD-LIBOR	1.500%	06/19/2020		$237,000	11,927	7,780	756	0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		97,600	8,386	5,160	500	0
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		469,000	12,995	6,612	2,833	0
Pay	6-Month AUD-BBR-BBSW	4.500%	06/15/2022	AUD	175,000	1,130	(136)	469	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		3,175,400	(97,757)	(98,966)	8,632	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		397,900	(5,190)	(2,931)	1,048	0

						$(50,157)	$(92,858)	$14,881	$0

Total Swap Agreements						$123,099	$(16,795)	$20,559	$(244)

(k)	Securities with an aggregate market value of $157,707 and cash of $25,865 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	AUD	46,568		$42,136	$564	$0
	01/2014	EUR	218,575		295,844	0	(4,850)
	01/2014		$42,685	AUD	48,162	311	0
	01/2014		4,591	EUR	3,390	72	0
	02/2014	AUD	48,162		$42,603	0	(311)
BPS	01/2014	BRL	1,269,318		569,354	31,337	0
	01/2014	GBP	274,073		442,425	0	(11,426)
	01/2014		$541,842	BRL	1,269,318	0	(3,824)
	01/2014		956,094	EUR	695,341	486	0
	01/2014		665,905	GBP	406,784	7,709	0
	02/2014	EUR	695,341		$956,073	0	(493)
	02/2014	GBP	406,784		665,769	0	(7,702)
BRC	01/2014	BRL	377,307		160,552	993	(368)
	01/2014	GBP	315,031		509,814	0	(11,862)
	01/2014		$6,709	AUD	7,351	0	(147)
	01/2014		160,625	BRL	377,307	0	(698)
	01/2014		11,271	EUR	8,310	161	0
	01/2014		297,873	GBP	182,969	5,114	0
	02/2014	BRL	377,307		$159,349	707	0
	02/2014	EUR	2,172		2,985	0	(3)
	02/2014	GBP	184,792		300,790	0	(5,151)
	02/2014		$8,463	EUR	6,142	0	(13)
	02/2014		7,541	GBP	4,613	96	0
CBK	01/2014	AUD	77,642		$70,858	1,545	0
	01/2014	EUR	787,127		1,063,232	0	(19,619)
	01/2014		$21,476	AUD	23,928	31	(146)
	01/2014		955,736	EUR	694,675	593	(664)
	01/2014		2,063	GBP	1,254	14	0
	02/2014	EUR	663,971		$914,069	657	0
	02/2014	GBP	1,835		2,997	0	(41)
	02/2014		$2,404	EUR	1,752	6	0
	03/2014	CAD	22,460		$21,125	45	(24)
DUB	01/2014	BRL	495,179		217,376	7,488	0
	01/2014		$212,637	BRL	495,179	0	(2,748)
	02/2014	BRL	277,374		$118,719	2,094	0
	02/2014		$31,612	EUR	23,112	183	0
	02/2014		1,695	GBP	1,042	30	0
FBF	01/2014	BRL	418,742		$179,477	1,988	0
	01/2014	EUR	658,288		890,312	0	(15,294)
	01/2014		$178,569	BRL	418,742	0	(1,080)
	02/2014	BRL	418,742		$177,164	1,100	0
GLM	01/2014		205,402		89,656	2,594	0
	01/2014	EUR	6,585		8,909	0	(150)
	01/2014		$23,784	AUD	26,237	0	(362)
	01/2014		87,681	BRL	205,402	0	(619)
	02/2014	EUR	2,183		$2,978	0	(26)
HUS	01/2014		14,341		19,660	0	(68)
	01/2014	GBP	2,394		3,915	0	(50)
	01/2014		$7,663	AUD	8,612	25	0
	01/2014		6,501	EUR	4,757	43	0
	02/2014	JPY	156,900		$1,580	90	0
	03/2014		$1,420	MXN	18,366	0	(21)
JPM	01/2014	BRL	412,049		$182,966	8,705	(391)
	01/2014	EUR	436,818		587,790	0	(13,141)
	01/2014	GBP	1,840		2,970	0	(76)
	01/2014		$176,536	BRL	412,049	0	(1,883)
	01/2014		3,818	GBP	2,331	42	0
	02/2014	BRL	364,997		$155,048	1,681	(99)
MSC	01/2014		989,769		425,168	5,784	(143)
	01/2014		$423,756	BRL	989,769	0	(4,229)
	02/2014	BRL	945,993		$401,807	4,057	0
	02/2014		$59,814	BRL	141,177	0	(455)
RBC	01/2014	BRL	554,748		$236,809	1,671	0
	01/2014		$8,961	AUD	9,921	0	(104)
	01/2014		239,064	BRL	554,748	0	(3,927)
	02/2014	BRL	554,748		$237,188	3,940	0
UAG	01/2014		769,246		338,230	12,174	0
	01/2014		$328,201	BRL	769,246	0	(2,145)
	01/2014		977,404	EUR	715,261	6,580	0
	02/2014	BRL	769,246		$325,623	2,187	0
	02/2014	CHF	2,551		2,768	0	(93)
	02/2014	EUR	715,261		977,413	0	(6,556)

Total Forward Foreign Currency Contracts						$112,897	$(121,002)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000%	03/07/2014	$154,200	$281	$0
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000%	03/07/2014	265,600	478	0

							$759	$0

Total Purchased Options							$759	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Centex Corp.	(1.000%)	06/20/2016	0.162%		$8,500	$913	$(1,093)	$0	$(180)
BRC	FBG Finance Ltd.	(1.600%)	06/20/2015	0.118%		2,000	0	(45)	0	(45)
DUB	D.R. Horton, Inc.	(1.000%)	03/20/2016	0.502%		12,500	779	(922)	0	(143)
	D.R. Horton, Inc.	(1.000%)	06/20/2016	0.598%		14,000	879	(1,023)	0	(144)
	Deluxe Corp.	(1.000%)	12/20/2014	0.251%		5,000	192	(230)	0	(38)
	Embarq Corp.	(1.000%)	06/20/2016	0.684%		4,500	174	(210)	0	(36)
	Toll Brothers Finance Corp.	(1.000%)	12/20/2017	1.059%		14,600	1,018	(990)	28	0

							$3,955	$(4,513)	$28	$(586)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Japan Government International Bond	1.000%	03/20/2016	0.142%		$3,100	$(32)	$92	$60	$0
	MetLife, Inc.	1.000%	09/20/2015	0.261%		31,300	(1,754)	2,166	412	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.367%	JPY	430,000	(71)	60	0	(11)
BRC	China Government International Bond	1.000%	09/20/2018	0.706%		$14,500	(70)	271	201	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.367%	JPY	1,155,000	(136)	107	0	(29)
CBK	China Government International Bond	1.000%	09/20/2018	0.706%		$28,700	(140)	537	397	0
	Japan Government International Bond	1.000%	03/20/2016	0.142%		700	(5)	19	14	0
	Japan Government International Bond	1.000%	06/20/2016	0.166%		2,600	(1)	56	55	0
DUB	Brazil Government International Bond	1.000%	09/20/2018	1.792%		15,400	(653)	113	0	(540)
	China Government International Bond	1.000%	09/20/2018	0.706%		14,500	(63)	264	201	0
GST	Brazil Government International Bond	1.000%	09/20/2018	1.792%		30,800	(1,313)	233	0	(1,080)
	Japan Government International Bond	1.000%	03/20/2016	0.142%		18,700	(194)	559	365	0
	Mexico Government International Bond	1.000%	09/20/2018	0.832%		19,200	(252)	407	155	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.789%		6,200	(434)	1,175	741	0
	NRG Energy, Inc.	5.000%	03/20/2019	3.002%		500	(43)	91	48	0
	Russia Government International Bond	1.000%	09/20/2018	1.536%		19,000	(779)	328	0	(451)
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.367%	JPY	220,000	(264)	258	0	(6)
	Valeant Pharmaceuticals International	5.000%	06/20/2016	1.090%		$2,700	(43)	305	262	0
HUS	Brazil Government International Bond	1.000%	09/20/2018	1.792%		11,500	(490)	87	0	(403)
	China Government International Bond	1.000%	09/20/2018	0.706%		7,200	(35)	134	99	0
	Japan Government International Bond	1.000%	06/20/2016	0.166%		6,700	(3)	144	141	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.554%		800	(25)	18	0	(7)
	Russia Government International Bond	1.000%	09/20/2018	1.536%		34,500	(1,400)	581	0	(819)
JPM	Brazil Government International Bond	1.000%	09/20/2018	1.792%		19,300	(823)	146	0	(677)
	China Government International Bond	1.000%	09/20/2018	0.706%		12,200	(53)	222	169	0
	Japan Government International Bond	1.000%	03/20/2016	0.142%		6,300	(76)	199	123	0
	Nokia OYJ	5.000%	06/20/2017	1.278%	EUR	9,000	(1,135)	2,719	1,584	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.554%		$1,000	(29)	19	0	(10)
	Russia Government International Bond	1.000%	09/20/2018	1.536%		42,700	(1,761)	748	0	(1,013)
MYC	Japan Government International Bond	1.000%	03/20/2016	0.142%		7,500	(87)	234	147	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.554%		400	(13)	9	0	(4)
RYL	Japan Government International Bond	1.000%	03/20/2016	0.142%		5,200	(61)	162	101	0
UAG	NRG Energy, Inc.	5.000%	03/20/2017	1.528%		100	(9)	20	11	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.789%		600	(60)	126	66	0

							$(12,307)	$12,609	$5,352	$(5,050)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	$55,592	$(31,201)	$8,240	$0	$(22,961)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	6,548	(3,691)	884	0	(2,807)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	70,846	(1,891)	733	0	(1,158)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	64,446	(2,275)	1,274	0	(1,001)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	104,000	(3,353)	731	0	(2,622)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	8,000	(19)	(77)	0	(96)
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	50,000	3,587	171	3,758	0
BRC	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	17,482	(9,877)	2,657	0	(7,220)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	12,500	(444)	129	0	(315)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	30,400	(1,000)	637	0	(363)
	PrimeX.ARM.2-AAA Index	4.580%	12/25/2037	10,112	430	(82)	348	0
CBK	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	23,513	(11,463)	5,357	0	(6,106)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	134,259	(75,562)	20,109	0	(55,453)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	49,751	(2,261)	1,448	0	(813)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	96,668	(3,339)	1,837	0	(1,502)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	50,000	(2,106)	845	0	(1,261)
DUB	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	24,474	(13,767)	3,658	0	(10,109)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	21,854	(12,320)	2,954	0	(9,366)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	67,861	(1,807)	697	0	(1,110)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	267,932	(10,670)	6,505	0	(4,165)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	159,000	(4,321)	312	0	(4,009)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	10,000	(208)	88	0	(120)
FBF	ABX.HE.AA.6-2 Index	0.170%	05/25/2046	32,737	(29,095)	475	0	(28,620)
	ABX.HE.AA.7-1 Index	0.150%	08/25/2037	1,218	(967)	(183)	0	(1,150)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	225,863	(126,964)	33,676	0	(93,288)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	127,688	(71,984)	17,260	0	(54,724)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	87,463	(2,805)	1,374	0	(1,431)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	195,997	(10,578)	7,531	0	(3,047)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	188,500	(7,000)	2,246	0	(4,754)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	68,000	(1,528)	715	0	(813)
GST	ABX.HE.A.6-1 Index	0.540%	07/25/2045	13,819	(12,041)	422	0	(11,619)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	52,445	(29,547)	7,885	0	(21,662)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	37,811	(1,287)	669	0	(618)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	125,541	(4,512)	2,561	0	(1,951)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	37,500	(1,306)	360	0	(946)
HUS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	25,000	2,450	(574)	1,876	0
JPM	ABX.HE.AA.6-2 Index	0.170%	05/25/2046	1,099	(461)	(499)	0	(960)
	ABX.HE.AA.7-1 Index	0.150%	08/25/2037	332	(202)	(111)	0	(313)
	ABX.HE.AA.7-2 Index	1.920%	01/25/2038	216	(134)	(68)	0	(202)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	17,482	(9,812)	2,591	0	(7,221)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	31,244	(1,491)	979	0	(512)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	44,343	(1,735)	1,045	0	(690)
MYC	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	27,971	(15,699)	4,146	0	(11,553)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	16,370	(9,229)	2,213	0	(7,016)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	74,635	(2,946)	1,725	0	(1,221)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	252,593	(8,944)	5,020	0	(3,924)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	52,500	(1,923)	599	0	(1,324)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	18,700	(682)	459	0	(223)
RYL	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	32,341	(18,148)	4,790	0	(13,358)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	6,548	(3,691)	884	0	(2,807)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	14,781	(388)	158	0	(230)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	25,000	(953)	322	0	(631)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	20,000	(415)	176	0	(239)
UAG	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	57,500	(2,105)	655	0	(1,450)

					$(563,680)	$158,608	$5,982	$(411,054)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	915,000	$34	$1,262	$1,296	$0
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	AUD	97,200	(138)	594	456	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	2,209,000	(1,588)	1,746	158	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		130,000	14	170	184	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		2,193,000	(46)	(9,458)	0	(9,504)
DUB	Pay	3-Month USD-LIBOR	3.500%	02/20/2023		$865,000	3,191	11,063	14,254	0
GLM	Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	AUD	145,800	(204)	888	684	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	625,000	(433)	478	45	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		500,000	114	594	708	0
HUS	Pay	1-Year BRL-CDI	9.060%	01/02/2014	BRL	870,000	4,775	1,786	6,561	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	750,000	(493)	547	54	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		80,000	15	98	113	0
JPM	Pay	1-Year BRL-CDI	8.250%	01/02/2014	BRL	250,000	0	619	619	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	130,000	(76)	86	10	0
MYC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		460,000	(338)	371	33	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		1,105,000	38	1,527	1,565	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		500,000	(429)	(2,404)	0	(2,833)
UAG	Pay	1-Year BRL-CDI	8.250%	01/02/2014	BRL	250,000	0	618	618	0
	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	128,000	(102)	5,142	5,040	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	150,000	10	203	213	0

							$4,344	$15,930	$32,611	$(12,337)

Total Swap Agreements							$(567,688)	$182,634	$43,973	$(429,027)

(m)	Securities with an aggregate market value of $418,800 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,307,477	$199,012	$1,506,489
Corporate Bonds & Notes
Banking & Finance	0	3,335,816	7,676	3,343,492
Industrials	0	1,472,764	119,697	1,592,461
Utilities	0	927,786	16,217	944,003
Convertible Bonds & Notes
Banking & Finance	0	31,234	0	31,234
Industrials	0	557	0	557
Municipal Bonds & Notes
California	0	34,969	0	34,969
New Jersey	0	7,010	0	7,010
New York	0	8,274	0	8,274
Ohio	0	1,527	0	1,527
Tennessee	0	2,375	0	2,375
U.S. Government Agencies	0	5,135,221	0	5,135,221
U.S. Treasury Obligations	0	2,234,164	0	2,234,164
Mortgage-Backed Securities	0	8,945,795	226,238	9,172,033
Asset-Backed Securities	0	6,319,803	68,835	6,388,638
Sovereign Issues	0	1,504,768	0	1,504,768
Common Stocks
Financials	1,019	0	0	1,019
Health Care	0	0	237	237
Convertible Preferred Securities
Banking & Finance	1,326	0	0	1,326
Industrials	4,583	0	0	4,583
Preferred Securities
Banking & Finance	1,876	6,979	0	8,855
Utilities	387	0	0	387
Short-Term Instruments
Repurchase Agreements	0	59,100	0	59,100
U.S. Treasury Bills	0	32,856	0	32,856
	$9,191	$31,368,475	$637,912	$32,015,578

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$337,557	$0	$0	$337,557

Total Investments	$346,748	$31,368,475	$637,912	$32,353,135

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(568,692)	$0	$(568,692)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	352	20,559	0	20,911
Over the counter	0	156,608	262	156,870
	$352	$177,167	$262	$177,781

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(125)	(244)	0	(369)
Over the counter	0	(550,029)	0	(550,029)

	$(125)	$(550,273)	$0	$(550,398)

Totals	$346,975	$30,426,677	$638,174	$31,411,826

Assets and liabilities valued at $1,200 transferred from Level 1 to Level 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$194,379	$99,147	$(238,596)	$(6,676)	$(1,729)	$(1,762)	$165,531	$(11,282)	$199,012	$761
Corporate Bonds & Notes
Banking & Finance	25,226	0	(430)	(48)	0	(393)	0	(16,679)	7,676	(392)
Industrials	211,463	25,859	(109,743)	(694)	(3,457)	(3,731)	0	0	119,697	(1,072)
Utilities	811	15,300	0	(1)	0	107	0	0	16,217	91
Mortgage-Backed Securities	39,396	224,515	(30,237)	1,575	1,510	(7,168)	0	(3,353)	226,238	(5,763)
Asset-Backed Securities	434,121	40,000	(92,089)	925	1,847	7,584	0	(323,553)	68,835	2,681
Common Stocks
Health Care	147	0	0	0	0	90	0	0	237	90

	$905,543	$404,821	$(471,095)	$(4,919)	$(1,829)	$(5,273)	$165,531	$(354,867)	$637,912	$(3,604)

Financial Derivative Instruments - Assets
Over the counter	$579	$0	$0	$0	$0	$(317)	$0	$0	$262	$(317)

Totals	$906,122	$404,821	$(471,095)	$(4,919)	$(1,829)	$(5,590)	$165,531	$(354,867)	$638,174	$(3,921)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$199,012	Indicative Market Quotation	Broker Quote	99.25 - 110.50
Corporate Bonds & Notes
Banking & Finance	1,007	Benchmark Pricing	Base Price	100.75
	6,669	Third Party Vendor	Broker Quote	101.50
Industrials	6,074	Benchmark Pricing	Base Price	95.62
	113,623	Third Party Vendor	Broker Quote	97.25 - 115.00
Utilities	15,270	Benchmark Pricing	Base Price	100.00
	947	Third Party Vendor	Broker Quote	114.50
Mortgage-Backed Securities	208,674	Benchmark Pricing	Base Price	47.92 - 102.00
	6,515	Other Valuation Techniques (3)	—	—
	11,049	Third Party Vendor	Broker Quote	78.50 - 101.75
Asset-Backed Securities	68,835	Benchmark Pricing	Base Price	64.00 - 100.00
Common Stocks
Health Care	237	Other Valuation Techniques (3)	—	—

Financial Derivative Instruments - Assets
Over the counter	262	Indicative Market Quotation	Broker Quote	0.00 - 9.53

Total	$638,174

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Inflation Response Multi-Asset Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.6%
CORPORATE BONDS & NOTES 1.8%
BANKING & FINANCE 1.6%
Banco Santander Chile
1.842% due 01/19/2016		$3,600	$3,584
BNP Paribas S.A.
1.144% due 01/10/2014		250	250
Dexia Credit Local S.A.
1.250% due 10/18/2016		3,500	3,502
Export-Import Bank of India
2.397% due 03/30/2016		3,000	2,946
Intesa Sanpaolo SpA
3.125% due 01/15/2016		800	816

			11,098

UTILITIES 0.2%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,000	1,384

Total Corporate Bonds & Notes (Cost $12,448)			12,482

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$190	148

Total Municipal Bonds & Notes (Cost $148)			148

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
3.949% due 02/25/2018 (a)		5,325	708

Total U.S. Government Agencies (Cost $741)			708

U.S. TREASURY OBLIGATIONS 64.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016		2,222	2,283
0.125% due 04/15/2017		21,079	21,679
0.125% due 04/15/2018 (f)(g)		92,128	93,999
0.125% due 01/15/2022		206	198
0.125% due 07/15/2022		57,736	55,298
0.125% due 01/15/2023		58,077	54,831
0.375% due 07/15/2023		25,791	24,862
0.625% due 07/15/2021		4,145	4,208
0.625% due 02/15/2043		1,016	781
0.750% due 02/15/2042		258	208
1.125% due 01/15/2021		28,719	30,183
1.250% due 07/15/2020		5,354	5,730
1.375% due 01/15/2020		1,080	1,160
1.625% due 01/15/2015		3,425	3,531
1.750% due 01/15/2028		5,351	5,727
1.875% due 07/15/2015		600	633
1.875% due 07/15/2019		29,533	32,837
2.000% due 01/15/2014 (i)(k)		3,033	3,033
2.000% due 07/15/2014 (i)		3,717	3,801
2.125% due 01/15/2019		653	729
2.375% due 01/15/2025		2,230	2,564
2.375% due 01/15/2027		4,036	4,649
2.500% due 01/15/2029		7,506	8,812
3.875% due 04/15/2029		2,841	3,893
U.S. Treasury Notes
0.125% due 07/31/2014		100	100
0.250% due 01/31/2014		2,638	2,639
0.250% due 05/31/2014		2,700	2,702
0.250% due 06/30/2014		200	200
0.250% due 08/31/2014		3,426	3,429
0.250% due 09/15/2014		10,700	10,710
0.250% due 10/31/2014		6,708	6,714
0.250% due 11/30/2014		300	300
0.250% due 01/15/2015		14,400	14,413
0.250% due 01/31/2015		2,700	2,702
0.375% due 06/30/2015 (g)(i)(k)		1,810	1,814
0.500% due 08/15/2014		14,200	14,234

0.500% due 10/15/2014		4,374	4,387
0.625% due 07/15/2014		4,900	4,914
0.750% due 06/15/2014		300	301
1.000% due 01/15/2014		400	400
1.000% due 05/15/2014		2,700	2,709
1.750% due 01/31/2014		100	100
2.250% due 05/31/2014		1,000	1,009

Total U.S. Treasury Obligations (Cost $452,008)			439,406

MORTGAGE-BACKED SECURITIES 1.2%
Banc of America Commercial Mortgage Trust
5.649% due 06/10/2049		300	332
Bear Stearns Adjustable Rate Mortgage Trust
5.180% due 03/25/2035		205	199
Commercial Mortgage Trust
2.365% due 02/10/2029		500	512
Countrywide Alternative Loan Trust
6.000% due 04/25/2037		482	375
6.250% due 11/25/2036 ^		254	218
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 05/25/2037 ^		1,328	1,112
GSR Mortgage Loan Trust
6.000% due 11/25/2035 ^		1,082	978
HarborView Mortgage Loan Trust
0.296% due 04/19/2038		2,269	1,844
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		300	331
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		300	327
New York Mortgage Trust
2.755% due 05/25/2036		563	495
WaMu Mortgage Pass-Through Certificates
2.065% due 11/25/2036 ^		1,009	856
Wells Fargo Mortgage-Backed Securities Trust
2.484% due 12/25/2033		167	168
2.629% due 10/25/2035		285	280

Total Mortgage-Backed Securities (Cost $8,032)			8,027

ASSET-BACKED SECURITIES 1.2%
Avenue CLO Ltd.
0.496% due 10/30/2017		280	280
Citibank Omni Master Trust
2.917% due 08/15/2018		4,400	4,467
Four Corners CLO Ltd.
0.516% due 01/26/2020		548	544
Galaxy CLO Ltd.
0.478% due 04/25/2019		148	147
Goldentree Loan Opportunities Ltd.
0.941% due 10/18/2021		900	896
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.665% due 07/25/2035		300	285
Residential Asset Mortgage Products Trust
0.335% due 05/25/2036		393	387
Saxon Asset Securities Trust
0.960% due 03/25/2035		438	375
Stanfield Bristol CLO Ltd.
0.501% due 10/15/2019		158	157
Wood Street CLO BV
0.587% due 03/29/2021	EUR	168	227

Total Asset-Backed Securities (Cost $7,741)			7,765

SOVEREIGN ISSUES 4.6%
Australia Government Bond
5.500% due 04/21/2023	AUD	600	592
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	500	703
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	10,300	3,075
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		2,000	718
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)	EUR	10,992	15,191
2.100% due 09/15/2017 (c)		116	164
2.100% due 09/15/2021 (c)		757	1,017
3.100% due 09/15/2026 (c)		106	149
Mexico Government International Bond
6.500% due 06/09/2022	MXN	10,900	846
Mexico Government International Inflation linked Bond
4.010% due 01/30/2020		21,900	1,671
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	6,000	4,628
3.000% due 09/20/2030		800	660

Slovenia Government International Bond
4.700% due 11/01/2016	EUR	1,300	1,857
Xunta de Galicia
6.131% due 04/03/2018		100	155

Total Sovereign Issues (Cost $32,348)			31,426

	SHARES
REAL ESTATE INVESTMENT TRUSTS 0.6%
FINANCIALS 0.6%
AvalonBay Communities, Inc.		16,007	1,892
Equity Residential		37,096	1,924

Total Real Estate Investment Trusts (Cost $4,069)			3,816

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.4%
CERTIFICATES OF DEPOSIT 0.1%
Banco do Brasil S.A.
0.000% due 01/24/2014		$900	899

COMMERCIAL PAPER 0.1%
Santander S.A.
2.370% due 01/02/2014		800	800

REPURCHASE AGREEMENTS (e) 0.5%			3,583

SHORT-TERM NOTES 6.4%
Fannie Mae
0.076% due 02/03/2014		1,200	1,200
Federal Home Loan Bank
0.107% due 05/07/2014		7,200	7,198
0.134% due 01/08/2014		24,100	24,099
Freddie Mac
0.094% due 01/21/2014		800	800
0.112% due 01/23/2014 - 07/11/2014		9,100	9,097
0.134% due 07/01/2014		600	600
0.162% due 01/15/2014 - 02/04/2014		400	400

			43,394

U.S. TREASURY BILLS 3.3%
0.078% due 01/02/2014 - 12/11/2014 (b)(i)		22,324	22,321

Total Short-Term Instruments (Cost $70,994)			70,997

Total Investments in Securities (Cost $588,529)			574,775

	SHARES
INVESTMENTS IN AFFILIATES 17.7%
MUTUAL FUNDS (d) 17.2%
PIMCO Emerging Markets Currency Fund		11,531,794	116,702

Total Mutual Funds (Cost $118,784)			116,702

SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio		2,774	28
PIMCO Short-Term Floating NAV Portfolio III		303,455	3,031

Total Short-Term Instruments (Cost $3,059)			3,059

Total Investments in Affiliates (Cost $121,843)			119,761

Total Investments 102.3% (Cost $710,372)			$694,536
Financial Derivative Instruments (h)(j) 0.3% (Cost or Premiums, net $600)			1,908
Other Assets and Liabilities, net (2.6%)			(17,689)

Net Assets 100.0%			$678,755

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.050%	12/31/2013	01/02/2014	$1,400	Freddie Mac 2.255% due 12/05/2022	$(1,437)	$1,400	$1,400
SSB	0.000%	12/31/2013	01/02/2014	2,183	Fannie Mae 2.200% due 10/17/2022	(1,944)	2,183	2,183
					Freddie Mac 2.080% due 10/17/2022	(285)

Total Repurchase Agreements						$(3,666)	$3,583	$3,583

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.170%	12/02/2013	01/31/2014	$(1,883)	$(1,883)
RDR	0.180%	12/18/2013	01/14/2014	(1,143)	(1,143)

Total Reverse Repurchase Agreements					$(3,026)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.200%	12/20/2013	01/09/2014	$(15,289)	$(15,281)
	0.200%	12/23/2013	01/09/2014	(953)	(952)
	0.200%	12/30/2013	01/07/2014	(2,475)	(2,474)
	0.250%	12/23/2013	01/03/2014	(1,549)	(1,549)
BPG	0.230%	12/24/2013	01/06/2014	(929)	(928)
FOB	0.150%	12/17/2013	01/21/2014	(3,218)	(3,214)

Total Sale-Buyback Transactions					$(24,398)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $14,846 at a weighted average interest rate of 0.162%.
(3)	Payable for sale-buyback transactions includes $(16) of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $2 have been pledged as collateral as of December 31, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(g)	Securities with an aggregate market value of $27,338 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - NYMEX WTI Brent Crude Spread December Futures	$95.000	11/10/2014	164	$543	$490

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME E-mini S&P 500 Index September Futures	$1,600.000	09/19/2014	320	$741	$516

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE SPDR S&P 500 ETF Trust	$140.000	01/17/2015	1,752	$1,116	$397

Total Purchased Options				$2,400	$1,403

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. February Futures	$1,175.000	01/28/2014	16	$(16)	$(22)
Call - COMEX Gold 100 oz. February Futures	1,260.000	01/28/2014	16	(11)	(10)
Put - NYMEX WTI Brent Crude Spread December Futures	1.000	01/15/2014	17	(17)	(7)
Call - NYMEX WTI Brent Crude Spread December Futures	1.100	01/15/2014	17	(19)	(4)
Call - NYMEX WTI Brent Crude Spread December Futures	7.000	01/15/2014	7	(5)	(1)
Call - NYMEX WTI Brent Crude Spread December Futures	8.000	01/15/2014	51	(47)	(7)
Put - NYMEX WTI Brent Crude Spread December Futures	13.000	01/15/2014	7	(8)	(7)
Put - NYMEX WTI Brent Crude Spread December Futures	14.000	01/15/2014	51	(47)	(33)
Call - NYMEX WTI Brent Crude Spread December Futures	(6.000)	05/14/2014	12	(21)	(11)
Put - NYMEX WTI Brent Crude Spread December Futures	83.000	11/10/2014	164	(205)	(200)
Put - NYMEX WTI Crude February Futures	93.000	01/15/2014	24	(11)	(4)
Call - NYMEX WTI Crude February Futures	102.000	01/15/2014	48	(15)	(10)

				$(422)	$(316)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME E-mini S&P 500 Index September Futures	$1,400.000	09/19/2014	320	$(295)	$(196)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE SPDR S&P 500 ETF Trust	$120.000	01/17/2015	1,752	$(522)	$(169)

Total Written Options				$(1,239)	$(681)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	29	$36	$10	$0
3.5% Fuel Oil NWE Crack Spread February Futures	Short	02/2014	1	(3)	0	0
3.5% Fuel Oil NWE Crack Spread January Futures	Short	01/2014	1	(3)	0	0
3.5% Fuel Oil NWE Crack Spread March Futures	Short	03/2014	1	(3)	0	0
30-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	29	64	27	0
90-Day Eurodollar December Futures	Long	12/2015	378	(108)	0	(19)
90-Day Eurodollar March Futures	Long	03/2016	83	(15)	0	(4)
90-Day Eurodollar March Futures	Long	03/2017	34	27	0	(3)
90-Day Eurodollar September Futures	Long	09/2014	67	23	0	(1)
Brent Crude April Futures	Long	03/2014	164	246	0	(69)
Brent Crude August Futures	Short	07/2014	491	(608)	206	0
Brent Crude December Futures	Short	11/2014	249	72	119	0
Brent Crude July Futures	Short	06/2014	164	(213)	66	0
Brent Crude June Futures	Long	05/2014	422	222	0	(169)
Brent Crude March Futures	Long	02/2014	10	14	0	(4)
Brent Crude March Futures	Short	02/2015	69	(322)	38	0
Brent Crude September Futures	Long	08/2014	124	12	0	(55)
Canola May Futures	Short	05/2014	105	35	0	(24)
Cotton No.2 July Futures	Long	07/2014	126	180	4	0
Cotton No.2 March Futures	Short	03/2014	15	4	4	0
Cotton No.2 May Futures	Short	05/2014	111	(155)	0	(16)
Euro-Mill Wheat November Futures	Long	11/2014	22	(22)	1	(1)
Euro-Rapeseed May Futures	Long	05/2014	42	(6)	5	(2)
Gas Oil Crack Spread Swap February Futures	Long	02/2014	1	1	0	0
Gas Oil Crack Spread Swap January Futures	Long	01/2014	1	1	0	0
Gas Oil Crack Spread Swap March Futures	Long	03/2014	1	1	0	0
Gas Oil December Futures	Long	12/2014	157	157	0	(20)
Gas Oil June Futures	Short	06/2014	157	(183)	12	0
Gold 100 oz. February Futures	Long	02/2014	487	(1,692)	22	(73)
Hard Red Spring Wheat March Futures	Long	03/2014	207	(786)	52	0
Henry Hub Natural Gas April Futures	Short	03/2014	1,326	(1,288)	1,803	0
Henry Hub Natural Gas April Futures	Short	03/2015	295	55	195	0
Henry Hub Natural Gas August Futures	Long	07/2015	295	41	0	(150)
Henry Hub Natural Gas December Futures	Long	11/2014	847	(632)	0	(966)
Henry Hub Natural Gas March Futures	Short	02/2014	122	4	231	0
Henry Hub Natural Gas May Futures	Long	04/2015	295	(50)	0	(168)
Henry Hub Natural Gas October Futures	Long	09/2014	601	(258)	0	(775)
Henry Hub Natural Gas October Futures	Short	09/2015	295	(21)	150	0
Henry Hub Natural Gas Swap April Futures	Short	03/2014	12	(5)	4	0
Henry Hub Natural Gas Swap April Futures	Long	03/2016	35	(16)	0	(1)
Henry Hub Natural Gas Swap August Futures	Short	07/2014	12	(7)	4	0
Henry Hub Natural Gas Swap August Futures	Long	07/2016	35	(11)	0	(1)
Henry Hub Natural Gas Swap December Futures	Short	11/2014	12	(11)	3	0
Henry Hub Natural Gas Swap December Futures	Long	11/2016	35	6	0	(1)
Henry Hub Natural Gas Swap February Futures	Short	01/2014	24	(7)	12	0
Henry Hub Natural Gas Swap February Futures	Long	01/2016	35	10	0	(3)
Henry Hub Natural Gas Swap January Futures	Long	12/2015	35	12	0	(3)
Henry Hub Natural Gas Swap July Futures	Short	06/2014	12	(6)	4	0
Henry Hub Natural Gas Swap July Futures	Long	06/2016	35	(12)	0	(1)
Henry Hub Natural Gas Swap June Futures	Short	05/2014	12	(5)	4	0
Henry Hub Natural Gas Swap June Futures	Long	05/2016	35	(14)	0	(1)
Henry Hub Natural Gas Swap March Futures	Short	02/2014	12	(8)	6	0
Henry Hub Natural Gas Swap March Futures	Long	02/2016	35	5	0	(3)
Henry Hub Natural Gas Swap May Futures	Short	04/2014	12	(5)	4	0
Henry Hub Natural Gas Swap May Futures	Long	04/2016	35	(16)	0	(1)
Henry Hub Natural Gas Swap November Futures	Short	10/2014	12	(8)	4	0
Henry Hub Natural Gas Swap November Futures	Long	10/2016	35	(5)	0	(1)
Henry Hub Natural Gas Swap October Futures	Short	09/2014	12	(7)	4	0
Henry Hub Natural Gas Swap October Futures	Long	09/2016	35	(10)	0	(1)
Henry Hub Natural Gas Swap September Futures	Short	08/2014	12	(6)	4	0
Henry Hub Natural Gas Swap September Futures	Long	08/2016	35	(11)	0	(1)
RBOB Gasoline June Futures	Long	05/2014	23	166	0	(6)
RBOB Gasoline March Futures	Short	02/2014	10	(32)	1	0
Soybean March Futures	Short	03/2014	245	381	199	0
Soybean May Futures	Long	05/2014	218	(0)	0	(164)
Soybean Meal March Futures	Short	03/2014	10	15	10	0
Sugar No. 11 March Futures	Short	02/2014	250	317	0	(8)
Sugar No. 11 May Futures	Short	04/2014	17	(1)	0	(1)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	119	(180)	0	(11)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	195	(90)	0	(65)
Wheat December Futures	Short	12/2014	8	54	0	(2)
Wheat July Futures	Short	07/2014	17	73	0	(3)
Wheat March Futures	Short	03/2014	254	751	0	(69)
Wheat September Futures	Long	09/2014	17	(69)	4	0
White Sugar March Futures	Long	02/2014	250	(264)	37	0
White Sugar May Futures	Long	04/2014	17	2	3	0
WTI Crude December Futures	Long	11/2014	617	409	0	(197)
WTI Crude December Futures	Short	11/2015	25	2	0	0
WTI Crude January Futures	Long	01/2014	5	(10)	0	(6)
WTI Crude June Futures	Short	05/2014	749	(856)	411	0
WTI Crude June Futures	Short	05/2015	89	(4)	5	0
WTI Crude March Futures	Long	02/2015	69	(21)	0	(12)
WTI Crude September Futures	Long	08/2014	367	494	0	(158)
WTI Crude September Futures	Long	08/2015	50	(38)	0	(2)

Total Futures Contracts				$(4,211)	$3,668	$(3,241)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	0.750%	09/17/2015		$43,000	$107	$10	$0	$(8)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		4,200	914	145	48	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		29,200	2,318	873	372	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	1,090,000	(115)	(22)	35	0

Total Swap Agreements						$3,224	$1,006	$455	$(8)

(i)	Securities with an aggregate market value of $2,040 and cash of $9,962 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(1)	Unsettled variation margin asset of $61 and liability of $(62) for closed futures is outstanding at period end.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014		$687	AUD	776	$5	$0
	01/2014		128	THB	4,113	0	(3)
	02/2014	AUD	776		$686	0	(5)
	04/2014	THB	4,113		127	2	0
BPS	01/2014		4,113		127	2	0
	01/2014		$20,827	EUR	15,147	11	0
	02/2014	EUR	15,147		$20,827	0	(11)
BRC	01/2014	NZD	6,320		5,175	0	(22)
	01/2014		$51	INR	3,186	0	0
	04/2014	INR	3,186		$50	0	0
CBK	01/2014	BRL	1,408		627	30	0
	01/2014	EUR	638		865	0	(13)
	01/2014	INR	3,186		49	0	(2)
	01/2014		$601	BRL	1,409	0	(4)
	03/2014		2,292	EUR	1,663	0	(5)
DUB	01/2014		564	KRW	599,260	5	0
	01/2014	ZAR	1,723		$170	6	0
	02/2014	EUR	709		975	0	0
	03/2014	CAD	1,055		990	0	(1)
	04/2014	KRW	599,260		561	0	(6)
FBF	01/2014	EUR	13,563		18,344	0	(315)
	02/2014		$7,901	BRL	18,739	0	(22)
GLM	01/2014		3,387	PLN	10,223	0	(9)
HUS	01/2014	BRL	3,360		$1,460	36	0
	01/2014		$1,434	BRL	3,360	0	(10)
	01/2014		291	HKD	2,256	0	0
	02/2014	JPY	22,209		$224	13	0
	03/2014	MXN	9,621		739	6	0
	04/2014	HKD	2,257		291	0	0
JPM	01/2014	KRW	599,260		561	0	(7)
	01/2014	PLN	1,089		350	0	(10)
	01/2014		$403	RUB	13,268	0	0
	01/2014	ZAR	5,701		$561	18	0
	03/2014		$6,127	MXN	80,079	0	(25)
	04/2014	RUB	13,268		$397	0	0
	04/2014		$3,387	KRW	3,575,317	0	(6)
MSC	01/2014	BRL	14,908		$6,350	32	0
	01/2014		$6,382	BRL	14,908	0	(63)
	02/2014	BRL	14,908		$6,332	64	0
	03/2014	MXN	56,773		4,298	0	(28)
SCX	01/2014	CNY	3,219		522	0	(9)
	01/2014	HKD	2,256		291	0	0
	03/2014		$297	CAD	319	2	0
SOG	01/2014	AUD	776		$708	16	0
UAG	01/2014	DKK	530		95	0	(3)
	01/2014	RUB	13,268		402	0	(1)
	01/2014		$526	CNY	3,219	4	0
	01/2014		5,158	NZD	6,320	39	0
	02/2014	NZD	6,320		$5,148	0	(39)
	02/2014	SEK	513		77	0	(2)
	02/2014	SGD	216		173	2	0
	04/2014	CNY	3,219		526	0	(1)
WST	01/2014	EUR	946		1,273	0	(29)

Total Forward Foreign Currency Contracts						$293	$(651)

Written Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC NRCAL 16 Index	$4.250	01/29/2014	$15,000	$(10)	$(4)
MAC	Put - OTC Soybean No. 2 March Futures	1,100.000	02/21/2014	180	(15)	0
MYC	Call - OTC Cotton No. 2 May Futures	110.000	04/11/2014	7,300	(8)	(5)

					$(33)	$(9)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	$19,100	$(126)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014	19,100	(207)	(10)

							$(333)	$(10)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	0.000	03/04/2014	$25	$(21)	$0
	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	0.000	10/01/2014	420	(214)	(63)
	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	0.000	10/02/2014	70	(37)	(10)
GST	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	(3.000)	03/03/2014	60	(50)	(1)

					$(322)	$(74)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$200	$(2)	$(1)

Total Written Options						$(690)	$(94)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	GOCO CAL14 Index	$17.760	12/31/2014	1,200	$0	$2	$2	$0
	Pay	GOCO CAL14 Index	17.880	12/31/2014	1,200	0	2	2	0
	Pay	HSFOCO CAL14 Index	10.750	12/31/2014	1,200	0	7	7	0
	Pay	HSFOCO CAL14 Index	10.100	12/31/2014	1,200	0	8	8	0
	Pay	JETNWE CAL14 Index	960.000	12/31/2014	9,024	0	(385)	0	(385)
	Receive	ULSDNWE CAL14 Index	901.750	12/31/2014	9,600	0	437	437	0
DUB	Pay	GOCO CAL14 Index	17.180	12/31/2014	6,000	0	4	4	0
	Pay	HSFOCO CAL14 Index	9.880	12/31/2014	6,000	0	41	41	0
	Receive	LLSBRT CAL14 Index	10.250	12/31/2014	192,000	0	227	227	0
	Pay	Wheat December Futures	7.110	11/21/2014	90,000	0	63	63	0
	Pay	Wheat July Futures	6.965	06/20/2014	60,000	0	48	48	0
	Receive	Wheat March Futures	7.145	02/19/2015	150,000	0	(98)	0	(98)
GST	Pay	GOCO CAL14 Index	17.700	12/31/2014	1,200	0	1	1	0
	Pay	GOCO CAL14 Index	18.000	12/31/2014	2,400	0	4	4	0
	Pay	HSFOCO CAL14 Index	11.000	12/31/2014	2,400	0	14	14	0
	Pay	HSFOCO CAL14 Index	10.100	12/31/2014	1,200	0	8	8	0
	Receive	LLSBRT CAL14 Index	10.250	12/31/2014	36,000	0	42	42	0
JPM	Receive	LLSBRT CAL14 Index	7.100	12/31/2014	72,000	0	(141)	0	(141)

						$0	$284	$908	$(624)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	2,300	$(16)	$83	$67	$0
	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	12,900	21	(68)	0	(47)
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	200	2	10	12	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		4,500	(11)	141	130	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		10,600	28	322	350	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$2,800	38	(95)	0	(57)
CBK	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	200	3	9	12	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		700	9	14	23	0
DUB	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		300	7	11	18	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		200	1	5	6	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		400	4	2	6	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		700	9	14	23	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	1,200	(1)	(9)	0	(10)
FBF	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	2,200	3	60	63	0
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		900	13	42	55	0
HUS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	2,700	(2)	(19)	0	(21)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		12,400	12	(58)	0	(46)
RYL	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		$2,000	4	(52)	0	(48)
SOG	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	400	5	1	6	0
UAG	Pay	1-Year BRL-CDI	10.410%	01/02/2015	BRL	200	0	0	0	0

							$129	$413	$771	$(229)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (2)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	526	1-Month USD-LIBOR plus a specified spread	12/31/2013	$3,343	$0	$0	$0
	Receive	DWRTFT Index	50	1-Month USD-LIBOR plus a specified spread	01/31/2014	319	2	2	0
	Receive	DJUBSTR Index	105,415	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	26,813	(126)	0	(126)
	Receive	ENHGD84T Index	24,510	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	5,628	(26)	0	(26)
	Receive	DWRTFT Index	3,236	1-Month USD-LIBOR plus a specified spread	04/29/2014	20,537	106	106	0
	Receive	DWRTFT Index	484	1-Month USD-LIBOR plus a specified spread	04/30/2014	3,074	15	15	0
BRC	Receive	DWRTFT Index	497	1-Month USD-LIBOR plus a specified spread	04/29/2014	3,152	112	112	0
	Receive	DWRTFT Index	366	1-Month USD-LIBOR plus a specified spread	05/28/2014	2,321	12	12	0
	Receive	DWRTFT Index	2,575	1-Month USD-LIBOR plus a specified spread	07/31/2014	16,342	84	84	0
	Receive	DWRTFT Index	603	1-Month USD-LIBOR plus a specified spread	10/31/2014	3,829	19	19	0
DUB	Receive	DJUBSGC Index	27,172	0.160%	02/18/2014	4,249	(144)	0	(144)
	Receive	DJUBSTR Index	31,845	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	8,100	(38)	0	(38)
GLM	Receive	DWRTFT Index	526	1-Month USD-LIBOR plus a specified spread	11/28/2014	3,358	0	0	0
JPM	Receive	CSCUS1TR Index	213,676	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	27,101	(83)	0	(83)
	Receive	DJUBSF1T Index	68,944	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	32,801	(150)	0	(150)
	Receive	DJUBSTR Index	5,094	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	1,296	(6)	0	(6)
	Receive	JMABNIC0 Index	2,596	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	1,823	(7)	0	(7)
	Receive	JMABNICP Index	11,374	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	7,761	(16)	0	(16)
	Receive	JMCU3A3T Index	47,132	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	17,784	(59)	0	(59)
SOG	Pay	DJUBSTR Index	29,583	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	7,525	35	35	0

							$(270)	$385	$(655)

(2)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	Natural Gas February Futures	18.706%	01/28/2014	$331	$0	$13	$13	$0
DUB	Receive	Copper March Futures	4.840%	03/04/2014	1,114	0	(31)	0	(31)
	Receive	Copper March Futures	5.063%	03/04/2014	600	0	(18)	0	(18)
	Pay	Primary Aluminum March Futures	3.803%	03/04/2014	1,258	0	22	22	0
	Pay	Primary Aluminum March Futures	4.000%	03/04/2014	700	0	13	13	0
GST	Pay	Brent Crude February Futures	3.028%	01/13/2014	1,720	0	21	21	0
	Pay	GOLDLNPM Index	5.881%	01/09/2014	2,280	0	53	53	0
	Pay	GOLDLNPM Index	5.176%	08/06/2014	1,070	0	7	7	0
	Pay	GOLDLNPM Index	6.126%	11/25/2015	1,960	0	(9)	0	(9)
	Pay	PLTMLNPM Index	4.840%	01/24/2014	1,460	0	31	31	0
	Pay	S&P 500 Index	4.020%	10/17/2014	2,260	0	10	10	0
	Receive	SLVRLND Index	10.890%	11/25/2015	1,470	0	18	18	0
	Receive	WTI Crude February Futures	2.890%	01/15/2014	1,760	0	(15)	0	(15)
JPM	Pay	GOLDLNPM Index	7.563%	09/30/2014	450	0	13	13	0
MYC	Pay	GOLDLNPM Index	4.796%	06/04/2014	1,140	0	1	1	0
	Pay	GOLDLNPM Index	4.840%	06/04/2014	3,180	0	5	5	0
	Pay	GOLDLNPM Index	5.406%	04/21/2016	260	0	(4)	0	(4)
	Pay	Natural Gas February Futures	15.210%	01/28/2014	363	0	2	2	0
	Pay	Natural Gas February Futures	18.276%	01/28/2014	331	0	12	12	0
	Pay	Natural Gas March Futures	15.603%	02/25/2014	1,095	0	23	23	0
	Receive	SLVRLND Index	9.151%	04/21/2016	200	0	5	5	0
SOG	Pay	Natural Gas February Futures	18.404%	01/28/2014	719	0	37	37	0

						$0	$209	$286	$(77)

Total Swap Agreements						$129	$636	$2,350	$(1,585)

(k)	Securities with an aggregate market value of $384 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$11,098	$0	$11,098
Utilities	0	1,384	0	1,384
Municipal Bonds & Notes
West Virginia	0	148	0	148
U.S. Government Agencies	0	708	0	708
U.S. Treasury Obligations	0	439,406	0	439,406
Mortgage-Backed Securities	0	8,027	0	8,027
Asset-Backed Securities	0	7,765	0	7,765
Sovereign Issues	0	31,426	0	31,426
Real Estate Investment Trusts
Financials	3,816	0	0	3,816
Short-Term Instruments
Certificates of Deposit	0	899	0	899
Commercial Paper	0	800	0	800
Repurchase Agreements	0	3,583	0	3,583
Short-Term Notes	0	43,394	0	43,394
U.S. Treasury Bills	0	22,321	0	22,321
	$3,816	$570,959	$0	$574,775

Investments in Affiliates, at Value
Mutual Funds	116,702	0	0	116,702
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,059	0	0	3,059
	$119,761	$0	$0	$119,761

Total Investments	$123,577	$570,959	$0	$694,536

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,674	852	0	5,526
Over the counter	0	2,643	0	2,643
	$4,674	$3,495	$0	$8,169

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,753)	(177)	0	(3,930)
Over the counter	0	(2,251)	(79)	(2,330)
	$(3,753)	$(2,428)	$(79)	$(6,260)

Totals	$124,498	$572,026	$(79)	$696,445

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$95	$0	$(103)	$0	$11	$(3)	$0	$0	$0	$0
Asset-Backed Securities	1,293	0	(1,026)	1	9	3	0	(280)	0	0

	$1,388	$0	$(1,129)	$1	$20	$0	$0	$(280)	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(331)	$0	$(260)	$0	$0	$512	$0	$0	$(79)	$271

Totals	$1,057	$0	$(1,389)	$1	$20	$512	$0	$(280)	$(79)	$271

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Financial Derivative Instruments - Liabilities
Over the counter	$(79)	Indicative Market Quotation	Broker Quote	0.03 - 14.99

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International Fundamental IndexPLUS® AR Strategy Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 76.5%
BANK LOAN OBLIGATIONS 2.5%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$4,681	$4,692
Community Health Systems, Inc.
2.987% due 10/25/2016		1,729	1,735
DaVita, Inc.
4.000% due 11/01/2019		6,435	6,487
Dell, Inc.
3.750% due 10/29/2018		10,250	10,285
FMG Resources Pty. Ltd.
4.250% due 06/30/2019		10,264	10,421
Getty Images, Inc.
4.750% due 10/18/2019		4,257	3,982
H.J. Heinz Co.
3.500% due 06/05/2020		28,901	29,159
Health Management Associates, Inc.
3.500% due 11/18/2018		1,447	1,449
Hologic, Inc.
3.750% due 08/01/2019		6,419	6,467
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		7,767	7,845
Las Vegas Sands LLC
3.250% due 12/19/2020		10,800	10,802
OSI Restaurant Partners LLC
3.500% due 10/26/2019		6,732	6,751
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018		9,900	9,999
Valeant Pharmaceuticals International, Inc.
3.750% due 12/11/2019		2,469	2,490
Walter Investment Management
4.750% due 12/19/2020		1,100	1,106
Wilsonart International Holdings LLC
4.000% due 10/31/2019		3,168	3,148
WMG Acquisition Corp.
3.750% due 07/01/2020		2,591	2,598

Total Bank Loan Obligations (Cost $118,519)			119,416

CORPORATE BONDS & NOTES 13.0%
BANKING & FINANCE 7.8%
Ally Financial, Inc.
2.439% due 12/01/2014		600	606
2.750% due 01/30/2017		5,800	5,836
3.125% due 01/15/2016		800	820
3.439% due 02/11/2014		200	201
3.500% due 07/18/2016		4,100	4,241
4.500% due 02/11/2014		3,000	3,017
4.625% due 06/26/2015		6,100	6,364
6.750% due 12/01/2014		3,400	3,569
8.300% due 02/12/2015		3,800	4,095
American International Group, Inc.
4.875% due 06/01/2022		4,000	4,301
5.850% due 01/16/2018		100	115
Banco do Brasil S.A.
3.875% due 10/10/2022		5,300	4,624
Banco Santander Chile
1.842% due 01/19/2016		100	100
Bank of America Corp.
6.000% due 09/01/2017		11,000	12,565
Bank of Scotland PLC
7.286% due 05/31/2016 (e)	GBP	600	1,043
Barclays Bank PLC
14.000% due 06/15/2019 (e)		200	442
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	2,156
CIT Group, Inc.
4.250% due 08/15/2017		7,100	7,419
4.750% due 02/15/2015		900	935
5.250% due 04/01/2014		2,600	2,633
Citigroup, Inc.
1.694% due 01/13/2014		1,700	1,701
DNB Bank ASA
3.200% due 04/03/2017		2,600	2,719
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		4,693	4,763

Eksportfinans ASA
1.600% due 03/20/2014	JPY	30,000	284
2.000% due 09/15/2015		$3,100	3,061
2.375% due 05/25/2016		650	641
3.000% due 11/17/2014		4,400	4,423
5.500% due 05/25/2016		400	423
5.500% due 06/26/2017		1,800	1,905
Export-Import Bank of Korea
2.046% due 03/21/2015		4,600	4,606
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		18,300	18,779
7.000% due 04/15/2015		4,450	4,795
8.700% due 10/01/2014		1,700	1,802
General Electric Capital Corp.
3.800% due 06/18/2019		23,500	24,630
General Motors Financial Co., Inc.
2.750% due 05/15/2016		5,200	5,278
3.250% due 05/15/2018		2,500	2,506
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		6,000	6,674
7.500% due 02/15/2019		3,700	4,509
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		800	866
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	900	1,531
Hospitality Properties Trust
5.000% due 08/15/2022		$4,800	4,879
HSBC Bank PLC
2.000% due 01/19/2014		6,150	6,155
HSBC Holdings PLC
4.875% due 01/14/2022		5,000	5,397
ING Bank NV
2.000% due 09/25/2015		7,000	7,119
International Lease Finance Corp.
4.875% due 04/01/2015		900	935
5.650% due 06/01/2014		1,200	1,224
5.750% due 05/15/2016		400	430
6.500% due 09/01/2014		500	519
6.750% due 09/01/2016		300	336
7.125% due 09/01/2018		500	581
8.625% due 09/15/2015		1,700	1,893
Intesa Sanpaolo SpA
3.125% due 01/15/2016		5,700	5,811
JPMorgan Chase & Co.
4.400% due 07/22/2020		2,100	2,258
6.000% due 01/15/2018		11,000	12,672
LBG Capital PLC
6.439% due 05/23/2020	EUR	1,600	2,334
7.588% due 05/12/2020	GBP	9,139	16,125
7.625% due 12/09/2019		500	877
7.625% due 10/14/2020	EUR	950	1,410
7.867% due 12/17/2019	GBP	300	529
7.869% due 08/25/2020		3,750	6,635
9.875% due 02/10/2023		400	725
15.000% due 12/21/2019	EUR	300	621
LeasePlan Corp. NV
2.500% due 05/16/2018		$7,500	7,296
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		100	136
Metropolitan Life Global Funding
3.875% due 04/11/2022		7,450	7,515
Morgan Stanley
5.450% due 01/09/2017		2,300	2,552
5.500% due 01/26/2020		4,000	4,491
5.625% due 09/23/2019		6,700	7,621
6.375% due 07/24/2042		900	1,054
6.625% due 04/01/2018		5,500	6,439
Petrobras Global Finance BV
2.384% due 01/15/2019		4,100	4,028
Prudential Covered Trust
2.997% due 09/30/2015		2,975	3,068
Rabobank Group
3.875% due 02/08/2022		8,000	8,046
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	313
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$7,700	8,143
SL Green Realty Corp.
4.500% due 12/01/2022		5,700	5,437
5.000% due 08/15/2018		3,500	3,734
SLM Corp.
0.538% due 01/27/2014		2,500	2,497
4.875% due 06/17/2019		11,400	11,367
5.000% due 04/15/2015		1,700	1,783

6.000% due 01/25/2017		700	760
6.250% due 01/25/2016		2,800	3,035
8.450% due 06/15/2018		5,200	6,077
Standard Chartered PLC
3.200% due 05/12/2016		6,100	6,375
3.850% due 04/27/2015		8,400	8,738
5.500% due 11/18/2014		400	417
Trafford Centre Finance Ltd.
0.715% due 07/28/2015	GBP	96	158
UBS AG
7.625% due 08/17/2022		$6,300	7,218
Vesey Street Investment Trust
4.404% due 09/01/2016		3,800	4,082
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,200	2,007
Weyerhaeuser Co.
7.375% due 10/01/2019		$2,850	3,458

			368,288

INDUSTRIALS 4.3%
ADT Corp.
4.875% due 07/15/2042		11,519	8,670
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		300	314
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		6,000	6,525
Altria Group, Inc.
9.250% due 08/06/2019		464	612
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	63,900	4,534
American Tower Corp.
4.500% due 01/15/2018		$1,100	1,179
7.000% due 10/15/2017		700	807
Anglo American Capital PLC
9.375% due 04/08/2014		3,200	3,271
Ashland, Inc.
3.000% due 03/15/2016		9,200	9,430
Boston Scientific Corp.
6.000% due 01/15/2020		2,100	2,411
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		13,800	13,902
Cellco Partnership
8.500% due 11/15/2018		1,300	1,647
Cemex S.A.B. de C.V.
4.999% due 10/15/2018		1,600	1,666
9.500% due 06/15/2018		10,700	12,198
CNH Capital LLC
3.875% due 11/01/2015		400	415
Crown Castle International Corp.
5.250% due 01/15/2023		2,300	2,265
Devon Energy Corp.
3.250% due 05/15/2022		10,000	9,539
DISH DBS Corp.
6.625% due 10/01/2014		1,800	1,876
7.125% due 02/01/2016		800	888
7.750% due 05/31/2015		600	653
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	210
GenCorp, Inc.
7.125% due 03/15/2021		1,500	1,613
Georgia-Pacific LLC
5.400% due 11/01/2020		2,100	2,347
HCA, Inc.
4.750% due 05/01/2023		7,200	6,786
5.750% due 03/15/2014		1,100	1,111
6.375% due 01/15/2015		1,100	1,158
7.190% due 11/15/2015		100	110
7.875% due 02/15/2020		2,800	3,013
8.500% due 04/15/2019		7,100	7,544
Kraft Foods Group, Inc.
1.625% due 06/04/2015		3,700	3,748
MGM Resorts International
5.875% due 02/27/2014		3,700	3,723
6.625% due 07/15/2015		240	259
6.875% due 04/01/2016		300	332
7.500% due 06/01/2016		2,600	2,925
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		7,800	7,744
OGX Austria GmbH
8.500% due 06/01/2018 ^		3,900	332
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		3,300	3,395

Pride International, Inc.
6.875% due 08/15/2020		9,245	11,072
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		200	205
Rock Tenn Co.
4.900% due 03/01/2022		5,000	5,148
Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,743
Seadrill Ltd.
5.625% due 09/15/2017		3,600	3,744
Transocean, Inc.
6.000% due 03/15/2018		2,300	2,581
Tyson Foods, Inc.
4.500% due 06/15/2022		1,400	1,426
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		7,684	8,375
Viacom, Inc.
4.250% due 09/01/2023		2,700	2,695
WellPoint, Inc.
4.650% due 01/15/2043		4,800	4,445
Whiting Petroleum Corp.
5.000% due 03/15/2019		7,200	7,398
Wynn Macau Ltd.
5.250% due 10/15/2021		13,100	13,149
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	5,000	7,310

			199,443

UTILITIES 0.9%
AES Corp.
7.750% due 03/01/2014		$1,445	1,461
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		11,300	10,424
Oncor Electric Delivery Co. LLC
4.100% due 06/01/2022		3,500	3,517
Puget Energy, Inc.
5.625% due 07/15/2022		3,300	3,596
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,100	1,522
Verizon Communications, Inc.
3.650% due 09/14/2018		$1,600	1,695
4.500% due 09/15/2020		3,300	3,534
5.150% due 09/15/2023		2,000	2,148
6.100% due 04/15/2018		1,600	1,859
6.400% due 09/15/2033		4,400	5,061
6.550% due 09/15/2043		7,600	8,894

			43,711

Total Corporate Bonds & Notes (Cost $594,743)			611,442

MUNICIPAL BONDS & NOTES 1.5%
ALASKA 0.1%
Alaska Housing Finance Corp. Revenue Bonds, Series 2012
4.000% due 12/01/2032		5,000	4,807

ARIZONA 0.3%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2027		5,000	4,995
5.000% due 02/01/2030		2,000	1,955
5.000% due 02/01/2034		3,750	3,545
Arizona Health Facilities Authority Revenue Notes, Series 2012
5.000% due 02/01/2020		2,250	2,395

			12,890

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.966% due 04/01/2045		3,000	3,021
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	174
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014		4,150	4,153

			7,348

COLORADO 0.0%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		500	580

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	500	544

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	300	309

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031	100	99
Massachusetts School Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2035	6,200	6,538

		6,637

NEW YORK 0.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039	2,800	3,277
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040	2,550	2,790
6.271% due 12/01/2037	100	114
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2035	5,000	5,246
5.000% due 11/01/2038	800	830
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	200	228
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	152

		12,637

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,800	2,284
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	260

		2,544

PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	100	104

TEXAS 0.4%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2029	6,155	6,762
5.000% due 10/01/2031	2,710	2,935
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2030	4,300	4,450
North Texas Tollway Authority Revenue Bonds, Series 2011
5.250% due 09/01/2027	4,180	4,629

		18,776

VIRGINIA 0.1%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
4.000% due 05/15/2042	3,300	2,785
5.000% due 05/15/2035	2,000	2,048

		4,833

Total Municipal Bonds & Notes (Cost $77,190)		72,009

U.S. GOVERNMENT AGENCIES 13.9%
Fannie Mae
0.000% due 08/25/2039 (b)	4,946	4,554
0.495% due 04/25/2037	95	94
0.515% due 07/25/2037	60	59
0.535% due 05/25/2037	80	80
0.685% due 10/25/2040	214	214
0.715% due 09/25/2041	1,151	1,161
1.625% due 11/27/2018	23,800	23,618
2.000% due 12/01/2026 - 12/01/2028	90,487	87,444
2.310% due 08/01/2022	6,800	6,417
2.500% due 04/01/2028 - 08/01/2043	66,882	64,320
2.790% due 05/01/2022	4,725	4,621
2.900% due 06/01/2020	3,714	3,783
2.910% due 09/01/2022	2,423	2,373
3.000% due 12/01/2042 - 10/01/2043	168,333	160,308

3.500% due 05/01/2019 - 02/01/2044		65,719	65,439
4.000% due 04/01/2024 - 05/01/2042		72,075	75,007
4.500% due 10/01/2018 - 07/01/2025		4,233	4,516
5.000% due 01/01/2029 - 08/01/2033		1,191	1,274
5.500% due 03/01/2028 - 04/01/2038		651	719
5.685% due 03/25/2041 (a)		18,707	3,559
5.885% due 03/25/2037 (a)		1,871	240
5.935% due 04/25/2037 (a)		4,949	728
5.985% due 11/25/2039 (a)		957	145
6.000% due 11/01/2014 - 01/01/2044		21,745	24,090
6.215% due 03/25/2037 (a)		2,227	308
6.235% due 05/25/2037 (a)		4,755	646
6.535% due 03/25/2036 (a)		11,255	1,827
6.585% due 05/25/2036 (a)		3,273	409
6.625% due 04/25/2037 (a)		8,088	1,337
7.035% due 02/25/2037 (a)		1,054	172
7.485% due 07/25/2033 (a)		588	109
9.779% due 11/25/2040		4	4
12.005% due 01/25/2041		5,985	6,993
25.902% due 12/25/2036		883	1,373
Freddie Mac
0.467% due 05/15/2037		67	67
0.487% due 02/15/2037		698	698
0.617% due 06/15/2042		4,485	4,464
0.687% due 12/15/2041		1,166	1,172
0.717% due 01/15/2042		2,798	2,825
1.000% due 03/08/2017		2,200	2,205
1.250% due 08/01/2019 - 10/02/2019		18,000	17,139
1.265% due 07/15/2042		2,269	2,255
5.000% due 04/15/2041		1,624	1,761
5.500% due 03/15/2034		840	915
6.303% due 07/15/2036 (a)		7,685	1,090
6.403% due 09/15/2036 (a)		1,510	207
6.533% due 04/15/2036 (a)		4,747	670
10.527% due 02/15/2040		169	193
12.700% due 02/15/2041		3	3
14.055% due 09/15/2041		602	692
Ginnie Mae
2.500% due 03/15/2043 - 01/01/2044		20,000	18,365
3.000% due 01/01/2044		17,000	16,422
3.500% due 12/15/2041 - 01/01/2044		30,451	30,747
NCUA Guaranteed Notes
0.539% due 11/06/2017		470	471

Total U.S. Government Agencies (Cost $658,525)			650,302

U.S. TREASURY OBLIGATIONS 35.2%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022		32,091	30,835
0.125% due 07/15/2022		37,373	35,795
0.125% due 01/15/2023		21,349	20,156
0.625% due 02/15/2043		1,676	1,288
0.750% due 02/15/2042		30,077	24,175
2.375% due 01/15/2025		7,496	8,618
U.S. Treasury Notes
0.250% due 01/15/2015		53,400	53,448
0.500% due 12/15/2016 (g)		306,800	305,542
0.625% due 11/15/2016 (g)(k)		291,100	290,213
0.625% due 09/30/2017		37,400	36,620
0.750% due 06/30/2017 (i)(k)		282,500	279,531
0.750% due 02/28/2018		10,800	10,513
1.375% due 07/31/2018		23,400	23,180
1.375% due 09/30/2018 (k)		420,000	414,668
1.500% due 08/31/2018		39,400	39,183
2.000% due 11/30/2020		81,100	78,860

Total U.S. Treasury Obligations (Cost $1,675,826)			1,652,625

MORTGAGE-BACKED SECURITIES 2.9%
American Home Mortgage Investment Trust
2.355% due 02/25/2045		606	602
Arkle Master Issuer PLC
1.717% due 05/17/2060	EUR	400	559
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		$6,275	6,817
5.451% due 01/15/2049		6,068	6,576
Banc of America Funding Corp.
5.309% due 06/20/2037 ^		453	432
6.000% due 08/25/2036 ^		298	291
Banc of America Mortgage Trust
2.834% due 06/25/2034		225	223
2.872% due 01/25/2035		190	187
2.875% due 05/25/2033		484	478
2.910% due 02/25/2034		191	189

5.393% due 06/25/2035	89	87
Banc of America Re-REMIC Trust
5.611% due 06/24/2050	1,999	2,191
5.680% due 02/24/2051	300	324
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 02/25/2036	131	130
5.145% due 08/25/2035	160	162
Bear Stearns Alt-A Trust
0.325% due 01/25/2047	628	362
Chase Mortgage Finance Trust
2.603% due 01/25/2036	163	145
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.395% due 05/25/2036	2,293	1,996
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050	2,650	2,942
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035	742	729
2.510% due 10/25/2035	542	532
2.550% due 10/25/2035	722	701
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036	932	793
6.000% due 06/25/2037	1,225	1,020
Commercial Mortgage Trust
0.347% due 06/15/2022	1,044	1,034
2.365% due 02/10/2029	11,350	11,623
Countrywide Alternative Loan Trust
0.355% due 08/25/2046	6,873	5,084
0.377% due 09/20/2046	285	183
0.425% due 12/25/2035	111	96
0.467% due 11/20/2035	947	752
1.528% due 08/25/2035	469	420
1.608% due 01/25/2036	1,277	1,195
3.400% due 08/25/2018	531	535
6.000% due 08/25/2036 ^	780	656
Countrywide Home Loan Mortgage Pass-Through Trust
0.465% due 05/25/2035	691	609
0.495% due 02/25/2035	103	91
2.662% due 10/20/2034	246	214
5.750% due 05/25/2037 ^	100	93
Credit Suisse First Boston Mortgage Securities Corp.
2.588% due 09/25/2034	732	738
Credit Suisse Mortgage Capital Certificates
5.597% due 04/12/2049	61	61
CSMC Mortgage-Backed Trust
5.750% due 08/25/2036 ^	1,179	1,001
DBRR Trust
0.946% due 09/25/2045	6,389	6,389
Deutsche ALT-A Securities, Inc.
0.665% due 02/25/2035	1,318	1,212
Extended Stay America Trust
2.958% due 12/05/2031	1,000	973
First Horizon Alternative Mortgage Securities
2.230% due 12/25/2035	760	635
First Horizon Mortgage Pass-Through Trust
2.583% due 10/25/2035	2,230	1,951
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	9,700	10,669
GS Mortgage Securities Trust
5.162% due 12/10/2043	1,585	1,768
GSR Mortgage Loan Trust
1.890% due 04/25/2032	100	94
2.550% due 12/25/2034	306	299
2.660% due 11/25/2035	379	368
2.676% due 09/25/2035	1,200	1,178
5.032% due 11/25/2035	1,003	987
5.221% due 07/25/2035	236	234
5.500% due 01/25/2037	909	890
HomeBanc Mortgage Trust
0.495% due 10/25/2035	1,728	1,524
Impac Secured Assets Trust
3.069% due 07/25/2035	456	374
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043	5,146	5,558
JPMorgan Mortgage Trust
2.631% due 07/25/2035	2,478	2,446
2.813% due 07/25/2035	72	72
5.067% due 06/25/2035	147	148
5.500% due 04/25/2036	8,347	8,315
MASTR Adjustable Rate Mortgages Trust
2.623% due 11/21/2034	344	353
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.027% due 08/15/2032	694	681
Merrill Lynch Alternative Note Asset Trust
0.275% due 03/25/2037	1,125	461

Merrill Lynch Floating Trust
0.706% due 07/09/2021		400	396
Merrill Lynch Mortgage Investors Trust
1.596% due 10/25/2035		110	107
1.854% due 02/25/2033		534	533
5.250% due 08/25/2036		1,500	1,566
5.348% due 05/25/2036		1,464	1,435
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	270
5.439% due 02/12/2044		1,055	1,066
5.597% due 04/12/2049		1,260	1,279
Morgan Stanley Mortgage Loan Trust
1.065% due 02/25/2036		449	376
2.184% due 06/25/2036		64	60
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		851	814
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		220	238
5.420% due 01/16/2049		150	163
5.509% due 04/16/2047		1,300	1,402
5.695% due 09/16/2040		1,100	1,203
5.910% due 06/16/2049		1,400	1,547
5.924% due 02/16/2051		300	330
Sequoia Mortgage Trust
0.879% due 05/20/2034		515	484
Structured Asset Mortgage Investments Trust
0.375% due 04/25/2036		544	393
Structured Asset Securities Corp.
5.000% due 05/25/2035		527	540
5.500% due 05/25/2035		1,121	1,149
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.665% due 12/25/2033		49	48
1.829% due 05/25/2032		20	20
2.381% due 02/25/2034		1,633	1,588
Suntrust Adjustable Rate Mortgage Loan Trust
2.807% due 01/25/2037 ^		1,639	1,539
Thornburg Mortgage Securities Trust
1.415% due 06/25/2047		2,748	2,400
5.750% due 06/25/2047		7,609	7,184
Wachovia Bank Commercial Mortgage Trust
5.733% due 06/15/2049		2,500	2,771
WaMu Mortgage Pass-Through Certificates
0.435% due 12/25/2045		2,260	2,071
0.949% due 12/25/2046		250	237
2.411% due 08/25/2035		622	612
2.440% due 06/25/2033		938	952
2.463% due 08/25/2046		528	477
Wells Fargo Mortgage-Backed Securities Trust
2.611% due 02/25/2035		813	810
2.616% due 05/25/2036 ^		178	166

Total Mortgage-Backed Securities (Cost $129,689)			136,658

ASSET-BACKED SECURITIES 1.5%
ACA CLO Ltd.
0.488% due 07/25/2018		1,955	1,950
ACE Securities Corp. Home Equity Loan Trust
1.065% due 12/25/2034		2,287	2,032
Berica Asset-Backed Security SRL
0.593% due 12/30/2055	EUR	14,154	18,874
Carrington Mortgage Loan Trust
0.405% due 06/25/2036		$3,000	1,652
Cars Alliance Auto Loans France
1.379% due 09/25/2021	EUR	558	770
CIT Education Loan Trust
0.363% due 03/15/2026		$2,168	2,134
Citigroup Mortgage Loan Trust, Inc.
0.465% due 10/25/2036		1,205	752
Collegiate Funding Services Education Loan Trust
0.347% due 12/28/2021		10	10
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		231	235
Countrywide Asset-Backed Certificates
0.325% due 03/25/2037		644	560
0.355% due 06/25/2036		207	201
0.455% due 06/25/2036		760	594
0.515% due 05/25/2036		1,100	1,025
EFS Volunteer LLC
0.766% due 10/25/2021		2,817	2,815
EMC Mortgage Loan Trust
0.815% due 02/25/2041		65	59
Eurocredit CDO BV
0.672% due 02/22/2020	EUR	369	504

Fraser Sullivan CLO Ltd.
0.503% due 03/15/2020		$986	979
GSAA Home Equity Trust
0.435% due 06/25/2035		2,423	2,244
Hyde Park CDO BV
0.624% due 06/14/2022	EUR	5,932	8,027
IXIS Real Estate Capital Trust
0.505% due 02/25/2036		$130	127
JPMorgan Mortgage Acquisition Trust
0.355% due 05/25/2035		350	336
Jubilee CDO BV
0.730% due 10/15/2019	EUR	383	525
Kingsland Ltd.
0.494% due 06/13/2019		$613	614
Lafayette CLO Ltd.
1.642% due 09/06/2022		804	803
Leopard CLO BV
0.590% due 04/21/2020	EUR	316	432
Morgan Stanley ABS Capital, Inc. Trust
0.775% due 03/25/2035		$1,000	812
Morgan Stanley Dean Witter Capital, Inc. Trust
1.145% due 02/25/2033		894	849
North Carolina State Education Assistance Authority
0.688% due 10/26/2020		208	208
0.965% due 07/25/2039		3,775	3,781
Oak Hill Credit Partners Ltd.
0.488% due 05/17/2021		885	881
Panhandle-Plains Higher Education Authority, Inc.
1.377% due 10/01/2035		297	302
RAAC Series
0.505% due 08/25/2036		1,300	1,129
Residential Asset Mortgage Products Trust
0.465% due 03/25/2036		3,200	2,368
SLC Student Loan Trust
4.750% due 06/15/2033		2,355	2,136
SLM Student Loan Trust
0.547% due 06/17/2024	EUR	1,201	1,627
0.827% due 12/15/2027		900	1,196
1.217% due 06/15/2023		$4,307	4,325
Soundview Home Loan Trust
0.405% due 07/25/2036		2,000	978
Specialty Underwriting & Residential Finance Trust
0.315% due 06/25/2037		366	233
Structured Asset Securities Corp.
0.255% due 06/25/2037		723	689

Total Asset-Backed Securities (Cost $64,579)			69,768

SOVEREIGN ISSUES 3.5%
Italy Buoni Poliennali Del Tesoro
2.750% due 11/15/2016	EUR	91,800	129,781
Kommunalbanken A/S
0.626% due 03/27/2017		$15,000	15,126
Province of Quebec
4.500% due 12/01/2020	CAD	400	413
Russia Government International Bond
5.625% due 04/04/2042		$3,000	2,992
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	11,700	16,710

Total Sovereign Issues (Cost $159,498)			165,022

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Citigroup, Inc.
6.875% due 11/15/2023 (e)		137,300	3,479
GMAC Capital Trust
8.125% due 02/15/2040		16,000	428
SL Green Realty Corp.
6.500% due 08/10/2017 (e)		161,300	3,437

Total Preferred Securities (Cost $7,870)			7,344

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (f) 2.3%		105,848

U.S. TREASURY BILLS 0.0%
0.105% due 01/09/2014 - 11/13/2014 (c)(k)	$1,985	1,984

Total Short-Term Instruments (Cost $107,831)		107,832

Total Investments in Securities (Cost $3,594,270)		3,592,418

	SHARES
INVESTMENTS IN AFFILIATES 27.1%
SHORT-TERM INSTRUMENTS 27.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.1%
PIMCO Short-Term Floating NAV Portfolio	11,701,313	117,072
PIMCO Short-Term Floating NAV Portfolio III	115,714,740	1,155,874

Total Short-Term Instruments (Cost $1,273,682)		1,272,946

Total Investments in Affiliates (Cost $1,273,682)		1,272,946

Total Investments 103.6% (Cost $4,867,952)		$4,865,364
Financial Derivative Instruments (h)(j) 10.3% (Cost or Premiums, net $(10,578))		484,468
Other Assets and Liabilities, net (13.9%)		(652,837)

Net Assets 100.0%		$4,696,995

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.010%	12/31/2013	01/02/2014	$105,600	U.S. Treasury Notes 0.625% - 2.375% due 11/30/2017 - 12/31/2020	$(107,546)	$105,600	$105,600
SSB	0.000%	12/31/2013	01/02/2014	248	Freddie Mac 2.080% due 10/17/2022	(253)	248	248

Total Repurchase Agreements						$(107,799)	$105,848	$105,848

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	(0.540%)	12/31/2013	01/02/2014	$(14,943)	$(14,943)
	(0.350%)	12/31/2013	01/02/2014	(14,970)	(14,970)
	(0.240%)	12/31/2013	01/02/2014	(75,847)	(75,847)

Total Sale-Buyback Transactions					$(105,760)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $74,405 at a weighted average interest rate of (0.510%).
(3)	Payable for sale-buyback transactions includes $3 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	01/01/2044	$24,000	$(21,831)	$(21,726)
Fannie Mae	3.500%	01/01/2029	5,000	(5,245)	(5,230)
Fannie Mae	4.000%	01/01/2044	14,500	(15,027)	(14,931)
Fannie Mae	4.000%	02/01/2044	39,000	(40,128)	(40,036)
Fannie Mae	4.500%	01/01/2029	4,000	(4,265)	(4,257)
Fannie Mae	5.500%	01/01/2044	1,000	(1,094)	(1,100)
Fannie Mae	6.000%	01/01/2029	3,000	(3,163)	(3,213)

Total Short Sales				$(90,753)	$(90,493)

(g)	Securities with an aggregate market value of $105,661 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	666	$(248)	$(333)

Total Written Options				$(248)	$(333)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	137	$125	$47	$0
90-Day Eurodollar June Futures	Long	06/2015	4,727	51	0	(177)
90-Day Eurodollar September Futures	Long	09/2015	1,008	(228)	0	(51)
90-Day Eurodollar September Futures	Long	09/2017	11,553	(8,187)	0	(1,155)
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	230	(16)	16	(8)
Euro-OAT France Government Bond March Futures	Short	03/2014	998	2,251	0	(110)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	230	128	4	(8)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	1,956	(1,175)	363	(182)

Total Futures Contracts				$(7,051)	$430	$(1,691)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	68,400	$567	$619	$23	$0
Pay	3-Month CAD-Bank Bill	2.250%	12/15/2016		41,000	308	151	21	0
Pay	3-Month CAD-Bank Bill	1.800%	12/19/2016		171,900	718	862	101	0
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		$1,860	(5)	3	1	0
Pay	3-Month USD-LIBOR	1.400%	09/05/2018		23,000	(182)	(105)	0	(42)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		83,000	7,132	5,704	425	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		4,200	28	(45)	24	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		30,700	6,681	4,841	352	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		494,700	39,277	15,073	6,308	0
Pay	6-Month AUD-BBR-BBSW	4.500%	12/11/2023	AUD	288,600	(1,566)	602	833	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	35,430,000	(3,735)	3,416	1,148	0

						$49,223	$31,121	$9,236	$(42)

Total Swap Agreements						$49,223	$31,121	$9,236	$(42)

(i)	Securities with an aggregate market value of $6,508 and cash of $45,958 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	AUD	3,952		$3,576	$48	$0
	01/2014		$3,114	AUD	3,514	23	0
	02/2014	AUD	3,514		$3,108	0	(23)
BPS	01/2014	BRL	13,207		5,924	326	0
	01/2014		$5,638	BRL	13,207	0	(40)
	01/2014		133,637	EUR	97,190	68	0
	02/2014	EUR	97,190		$133,634	0	(69)
	02/2014		$2,047	JPY	210,800	0	(45)
	03/2014		17,120	MXN	222,971	0	(128)
BRC	01/2014	GBP	2,734		$4,451	0	(76)
	01/2014		$610	AUD	669	0	(13)
	02/2014	GBP	584		$964	0	(3)
	02/2014		$4,450	GBP	2,734	76	0
CBK	01/2014		1,877	AUD	2,091	2	(13)
	03/2014		11,157	CAD	11,841	0	(31)
DUB	02/2014		5,776	EUR	4,203	5	0
FBF	01/2014	EUR	85,710		$115,920	0	(1,991)
	01/2014		$4,428	GBP	2,734	100	0
HUS	01/2014		1,116	AUD	1,254	4	0
	02/2014	JPY	369,200		$3,718	211	0
JPM	01/2014	BRL	25		11	1	0
	01/2014		$11	BRL	25	0	0
MSC	01/2014	BRL	39,888		$17,060	152	0
	01/2014		$16,913	BRL	39,888	0	(6)
	02/2014		11,322		26,657	0	(114)
SOG	01/2014	AUD	3,575		$3,264	73	0
WST	01/2014	EUR	11,480		15,446	0	(347)

Total Forward Foreign Currency Contracts						$1,089	$(2,899)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$11,300	$935	$1,886
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	21,400	1,706	3,573

Total Purchased Options							$2,641	$5,459

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	12,500	$(23)	$(19)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		10,400	(23)	(4)
BRC	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,100	(5)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600%	01/28/2014	GBP	41,200	(204)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200%	01/28/2014		41,200	(135)	(259)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$41,900	(790)	(1,695)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	6,200	(11)	(9)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		6,200	(13)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/03/2014		$227,200	(841)	(998)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	4,300	(9)	(6)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		4,300	(9)	(2)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$1,132,000	(1,254)	(2,091)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600%	01/28/2014	GBP	13,300	(65)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200%	01/28/2014		13,300	(43)	(84)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$46,600	(205)	0
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		1,653,600	(4,054)	(3,055)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	7,100	(14)	(11)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,100	(14)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$90,000	(1,710)	(3,641)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		61,900	(198)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014		31,300	(114)	(2)

								$(9,734)	$(11,881)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC USD versus JPY	JPY	98.000	02/26/2014	$47,100	$(266)	$(52)

Total Written Options						$(10,000)	$(11,933)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Sony Corp.	1.000%	03/20/2018	1.148%	JPY	30,000	$(44)	$42	$0	$(2)
BPS	Dell, Inc.	1.000%	09/20/2020	4.570%		$6,600	(1,346)	58	0	(1,288)
BRC	SoftBank Corp.	1.000%	12/20/2017	1.510%	JPY	185,700	(209)	175	0	(34)
	Sony Corp.	1.000%	03/20/2018	1.148%		30,000	(46)	44	0	(2)
DUB	Sony Corp.	1.000%	03/20/2018	1.148%		40,000	(61)	59	0	(2)
GST	Dell, Inc.	1.000%	09/20/2019	4.055%		$4,100	(675)	56	0	(619)
	SoftBank Corp.	1.000%	12/20/2017	1.510%	JPY	140,000	(152)	126	0	(26)
	Sony Corp.	1.000%	12/20/2017	1.083%		50,000	(72)	71	0	(1)
	Sony Corp.	1.000%	03/20/2018	1.148%		20,000	(29)	28	0	(1)
JPM	SoftBank Corp.	1.000%	12/20/2017	1.510%		154,300	(177)	148	0	(29)
	Sony Corp.	1.000%	12/20/2017	1.083%		60,000	(89)	88	0	(1)
	Sony Corp.	1.000%	03/20/2018	1.148%		60,000	(82)	79	0	(3)

							$(2,982)	$974	$0	$(2,008)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-17 5-Year Index	1.000%	12/20/2016	$3,700	$(143)	$146	$3	$0
GST	MCDX-17 5-Year Index	1.000%	12/20/2016	2,100	(74)	76	2	0

					$(217)	$222	$5	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.940%	01/02/2017	BRL	19,600	$38	$(577)	$0	$(539)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		32,900	35	(290)	0	(255)
BRC	Pay	28-Day MXN-TIIE	5.750%	06/08/2020	MXN	181,400	(134)	(109)	0	(243)
	Pay	28-Day MXN-TIIE	6.740%	10/26/2023		346,900	(2)	(51)	0	(53)
CBK	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		170,400	(111)	(118)	0	(229)
DUB	Pay	1-Year BRL-CDI	8.875%	01/02/2017	BRL	500	0	(15)	0	(15)
FBF	Pay	1-Year BRL-CDI	8.935%	01/02/2017		23,800	(34)	(611)	0	(645)
	Pay	28-Day MXN-TIIE	6.740%	10/26/2023	MXN	47,000	(2)	(5)	0	(7)
GLM	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	172,800	174	(1,513)	0	(1,339)
	Pay	28-Day MXN-TIIE	6.250%	06/05/2023	MXN	118,000	(26)	(287)	0	(313)
MYC	Pay	1-Year BRL-CDI	8.640%	01/02/2017	BRL	222,000	230	(6,519)	0	(6,289)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		179,800	260	(1,652)	0	(1,392)
	Pay	28-Day MXN-TIIE	6.250%	06/05/2023	MXN	237,800	(200)	(432)	0	(632)

							$228	$(12,179)	$0	$(11,951)

Total Return Swaps on Indices

									Swap Agreements, at Value

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
BOA	Receive	ERADXULT Index	241,730	1-Month USD-LIBOR plus a specified spread	04/30/2014	$299,283		$78,218	$78,218	$0
FBF	Receive	ERADXULT Index	459,596	1-Month USD-LIBOR plus a specified spread	03/07/2014	582,565		135,066	135,066	0
	Receive	ERADXULT Index	417,688	1-Month USD-LIBOR plus a specified spread	04/15/2014	623,771		28,647	28,647	0
	Receive	ERADXULT Index	697,460	1-Month USD-LIBOR plus a specified spread	05/15/2014	888,731		200,727	200,727	0
	Receive	ERADXULT Index	525,198	1-Month USD-LIBOR plus a specified spread	06/16/2014	784,325		36,015	36,015	0
	Receive	ERADXULT Index	357,167	1-Month USD-LIBOR plus a specified spread	09/30/2014	549,627		8,097	8,097	0
	Receive	ERADXULT Index	198,123	1-Month USD-LIBOR plus a specified spread	01/15/2015	297,001		12,336	12,336	0

								$499,106	$499,106	$0

Total Swap Agreements							$(2,971)	$488,123	$499,111	$(13,959)

(5)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(k)	Securities with an aggregate market value of $19,014 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$114,724	$4,692	$119,416
Corporate Bonds & Notes
Banking & Finance	0	363,525	4,763	368,288
Industrials	0	191,068	8,375	199,443
Utilities	0	43,711	0	43,711
Municipal Bonds & Notes
Alaska	0	4,807	0	4,807
Arizona	0	12,890	0	12,890
California	0	7,348	0	7,348
Colorado	0	580	0	580
Illinois	0	544	0	544
Louisiana	0	309	0	309
Massachusetts	0	6,637	0	6,637
New York	0	12,637	0	12,637
Ohio	0	2,544	0	2,544
Pennsylvania	0	104	0	104
Texas	0	18,776	0	18,776
Virginia	0	4,833	0	4,833
U.S. Government Agencies	0	649,831	471	650,302
U.S. Treasury Obligations	0	1,652,625	0	1,652,625
Mortgage-Backed Securities	0	129,130	7,528	136,658
Asset-Backed Securities	0	69,768	0	69,768
Sovereign Issues	0	165,022	0	165,022
Preferred Securities
Banking & Finance	7,344	0	0	7,344
Short-Term Instruments
Repurchase Agreements	0	105,848	0	105,848
U.S. Treasury Bills	0	1,984	0	1,984
	$7,344	$3,559,245	$25,829	$3,592,418

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,272,946	$0	$0	$1,272,946

Total Investments	$1,280,290	$3,559,245	$25,829	$4,865,364

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(90,493)	$0	$(90,493)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	430	9,236	0	9,666
Over the counter	0	505,659	0	505,659
	$430	$514,895	$0	$515,325

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,024)	(42)	0	(2,066)
Over the counter	0	(28,791)	0	(28,791)

	$(2,024)	$(28,833)	$0	$(30,857)

Totals	$1,278,696	$3,954,814	$25,829	$5,259,339

Assets and liabilities valued at $78,218 transferred from Level 1 to Level 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$9,498	$0	$(9,360)	$7	$136	$(281)	$4,692	$0	$4,692	$0
Corporate Bonds & Notes
Banking & Finance	12,676	0	(7,472)	0	(78)	(363)	0	0	4,763	(282)
Industrials	8,940	0	(316)	(3)	(2)	(244)	0	0	8,375	(209)
U.S. Government Agencies	564	0	(92)	0	0	(1)	0	0	471	(1)
Mortgage-Backed Securities	14,069	0	(6,523)	2	41	(61)	0	0	7,528	(15)
Asset-Backed Securities	3,308	0	(2,503)	0	0	(2)	0	(803)	0	0
Totals	$49,055	$0	$(26,266)	$6	$97	$(952)	$4,692	$(803)	$25,829	$(507)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$4,692	Indicative Market Quotation	Broker Quote	100.25
Corporate Bonds & Notes
Banking & Finance	4,763	Third Party Vendor	Broker Quote	101.50
Industrials	8,375	Third Party Vendor	Broker Quote	109.00
U.S. Government Agencies	471	Third Party Vendor	Broker Quote	100.13
Mortgage-Backed Securities	324	Benchmark Pricing	Base Price	108.21
	7,204	Third Party Vendor	Broker Quote	95.67 - 100.00

Total	$25,829

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Intl Low Volatility RAFI® -PLUS AR Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.6%
U.S. GOVERNMENT AGENCIES 29.5%
Fannie Mae	$4,000	$4,437

6.000% due 01/01/2044
Total U.S. Government Agencies (Cost $4,443)		4,437

SHORT-TERM INSTRUMENTS 99.1%
REPURCHASE AGREEMENTS (a) 99.1%		14,900

Total Short-Term Instruments (Cost $14,900)		14,900

Total Investments in Securities (Cost $19,343)		19,337

Total Investments 128.6% (Cost $19,343)		$19,337
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $0)		7
Other Assets and Liabilities, net (28.6%)		(4,304)

Net Assets 100.0%		$15,040

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$14,900	U.S. Treasury Bonds 4.500% due 05/15/2038	$(3,842)	$14,900	$14,900
					U.S. Treasury Notes 0.375% due 01/15/2016	(11,360)

Total Repurchase Agreements						$(15,202)	$14,900	$14,900

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	Long	09/2015	103	$(6)	$0	$(5)

Total Futures Contracts				$(6)	$0	$(5)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
FBF	Receive	RALVEIIT Index	148,854	1-Month USD-LIBOR plus a specified spread	01/30/2015	$15,000	$12	$12	$0

Total Swap Agreements							$12	$12	$0

(1)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
U.S. Government Agencies	$0	$4,437	$0	$4,437
Short-Term Instruments
Repurchase Agreements	0	14,900	0	14,900

Total Investments	$0	$19,337	$0	$19,337

Financial Derivative Instruments - Assets
Over the counter	$0	$12	$0	$12

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(5)	$0	$0	$(5)

Totals	$(5)	$19,349	$0	$19,344

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 76.2%
BANK LOAN OBLIGATIONS 0.1%
HCA, Inc.
2.669% due 05/02/2016		$1,725	$1,726

Total Bank Loan Obligations (Cost $1,722)			1,726

CORPORATE BONDS & NOTES 19.2%
BANKING & FINANCE 13.1%
Abbey National Treasury Services PLC
1.818% due 04/25/2014		5,400	5,424
Ally Financial, Inc.
4.500% due 02/11/2014		700	704
4.625% due 06/26/2015		2,400	2,504
6.750% due 12/01/2014		10,125	10,630
8.300% due 02/12/2015		2,400	2,586
American Honda Finance Corp.
0.744% due 10/07/2016		3,200	3,219
American International Group, Inc.
4.900% due 06/02/2014	CAD	1,500	1,429
5.050% due 10/01/2015		$500	536
ASIF
3.000% due 02/17/2017	EUR	200	272
Banco del Estado de Chile
4.125% due 10/07/2020		$2,000	2,039
Banco Santander Brasil S.A.
2.343% due 03/18/2014		400	400
4.250% due 01/14/2016		300	311
4.500% due 04/06/2015		500	516
4.625% due 02/13/2017		5,000	5,225
Banco Santander Chile
1.842% due 01/19/2016		1,000	996
Banque PSA Finance S.A.
2.146% due 04/04/2014		600	600
Barclays Bank PLC
10.179% due 06/12/2021		11,400	15,131
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	213
6.500% due 03/10/2021		200	212
6.750% due 09/30/2022		2,200	2,348
BNP Paribas S.A.
1.144% due 01/10/2014		1,000	1,000
CIT Group, Inc.
4.750% due 02/15/2015		2,600	2,701
5.250% due 04/01/2014		7,300	7,391
Citigroup, Inc.
0.512% due 06/09/2016		7,900	7,777
0.921% due 11/15/2016		7,000	7,015
1.694% due 01/13/2014		500	500
5.000% due 09/15/2014		8,800	9,052
Credit Agricole Home Loan SFH
0.992% due 07/21/2014		1,600	1,605
Credit Suisse
2.200% due 01/14/2014		300	300
Eksportfinans ASA
2.000% due 09/15/2015		3,100	3,061
Export-Import Bank of Korea
4.000% due 01/29/2021		2,200	2,265
8.125% due 01/21/2014		800	803
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		1,900	2,047
8.000% due 12/15/2016		200	237
8.700% due 10/01/2014		6,500	6,891
12.000% due 05/15/2015		600	689
General Electric Capital Corp.
0.894% due 07/12/2016		2,700	2,721
Goldman Sachs Group, Inc.
1.238% due 02/07/2014		3,100	3,102
HBOS PLC
0.947% due 09/30/2016		3,000	2,925
HSBC Bank PLC
2.000% due 01/19/2014		200	200
International Lease Finance Corp.
4.875% due 04/01/2015		5,000	5,194
5.650% due 06/01/2014		700	714
6.500% due 09/01/2014		2,100	2,179

6.750% due 09/01/2016		100	112
8.625% due 09/15/2015		2,756	3,069
Intesa Sanpaolo SpA
2.638% due 02/24/2014		500	501
JPMorgan Chase & Co.
0.689% due 04/23/2015		18,400	18,442
0.857% due 02/26/2016		4,900	4,923
1.038% due 01/24/2014		2,400	2,401
4.750% due 03/01/2015		600	628
Korea Development Bank
3.500% due 08/22/2017		300	313
4.375% due 08/10/2015		200	211
Korea Exchange Bank
3.125% due 06/26/2017		1,500	1,540
Korea Finance Corp.
3.250% due 09/20/2016		100	105
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		200	272
National Australia Bank Ltd.
0.966% due 04/11/2014		2,100	2,104
Nordea Bank AB
2.125% due 01/14/2014		100	100
Nordea Eiendomskreditt A/S
0.663% due 04/07/2015		900	901
Northern Rock Asset Management PLC
5.625% due 06/22/2017		500	567
Nykredit Realkredit A/S
2.000% due 04/01/2014	DKK	13,500	2,502
Petrobras Global Finance BV
3.000% due 01/15/2019		$200	188
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	107
Qatari Diar Finance Co.
3.500% due 07/21/2015		100	104
RCI Banque S.A.
2.116% due 04/11/2014		1,600	1,605
Realkredit Danmark A/S
2.000% due 04/01/2014	DKK	24,100	4,462
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		$200	215
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		1,000	1,069
SLM Corp.
0.538% due 01/27/2014		200	200
5.000% due 04/15/2015		1,200	1,259
Springleaf Finance Corp.
6.900% due 12/15/2017		2,000	2,196
SSIF Nevada LP
0.944% due 04/14/2014		3,900	3,907
State Bank of India
4.500% due 07/27/2015		1,000	1,030
Stone Street Trust
5.902% due 12/15/2015		300	322
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		2,400	2,577

			183,596

INDUSTRIALS 4.6%
AbbVie, Inc.
0.998% due 11/06/2015		1,000	1,011
Anheuser-Busch InBev Worldwide, Inc.
0.788% due 01/27/2014		1,100	1,100
Asciano Finance Ltd.
5.000% due 04/07/2018		500	530
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,659
Campbell Soup Co.
0.542% due 08/01/2014		7,610	7,621
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		300	348
DISH DBS Corp.
7.750% due 05/31/2015		200	218
Eaton Corp.
0.573% due 06/16/2014		3,560	3,565
Enbridge, Inc.
0.897% due 10/01/2016		2,600	2,612
General Mills, Inc.
0.588% due 05/16/2014		3,775	3,779
GTL Trade Finance, Inc.
7.250% due 10/20/2017		600	677
HCA, Inc.
6.375% due 01/15/2015		1,600	1,684
7.875% due 02/15/2020		400	430

8.500% due 04/15/2019	1,300	1,381
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	100	106
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	700	718
Johnson & Johnson
0.311% due 11/28/2016	10,100	10,113
MGM Resorts International
6.875% due 04/01/2016	3,800	4,199
NBCUniversal Media LLC
2.100% due 04/01/2014	2,000	2,009
PepsiCo, Inc.
0.436% due 07/30/2015	9,000	9,018
Rohm & Haas Co.
6.000% due 09/15/2017	29	33
Sanofi
0.557% due 03/28/2014	400	401
STATS ChipPAC Ltd.
4.500% due 03/20/2018	600	600
United Airlines, Inc.
6.750% due 09/15/2015	900	933
Volkswagen International Finance NV
0.565% due 11/18/2015	8,200	8,210

		63,955

UTILITIES 1.5%
Majapahit Holding BV
7.750% due 01/20/2020	200	220
Rosneft Finance S.A.
6.625% due 03/20/2017	800	888
Shell International Finance BV
0.311% due 11/10/2015	2,900	2,902
0.451% due 11/15/2016	2,400	2,404
Verizon Communications, Inc.
0.857% due 03/28/2014	9,700	9,713
1.773% due 09/15/2016	1,100	1,134
1.993% due 09/14/2018	500	526
2.500% due 09/15/2016	1,000	1,035
3.650% due 09/14/2018	2,300	2,436

		21,258

Total Corporate Bonds & Notes (Cost $265,263)		268,809

MUNICIPAL BONDS & NOTES 3.7%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,082

CALIFORNIA 0.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	121
6.918% due 04/01/2040	900	1,078
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	128
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	1,896
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,447
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,062
5.813% due 06/01/2040	1,300	1,392
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	213

		7,337

DISTRICT OF COLUMBIA 1.0%
District of Columbia Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 10/01/2037	13,460	14,013

FLORIDA 1.1%
Tallahassee, Florida Revenue Bonds, Series 2007
5.000% due 10/01/2037	14,500	15,177

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	100	112

Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	1,500	1,502

		1,614

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.300% due 12/01/2029	600	685

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	106

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,275

NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	3,900	4,070
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,100	1,211
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	106
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.565% due 11/15/2028	2,900	2,900

		8,287

NORTH CAROLINA 0.1%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2012
5.000% due 01/15/2030	1,000	1,044
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	107

		1,151

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	81

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	110

TEXAS 0.0%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	400	450

Total Municipal Bonds & Notes (Cost $52,250)		51,368

U.S. GOVERNMENT AGENCIES 19.5%
Fannie Mae
0.515% due 07/25/2037	78	78
0.545% due 07/25/2037	79	79
0.565% due 09/25/2035	108	107
0.575% due 09/25/2035	169	169
0.875% due 08/28/2017 - 12/20/2017	19,500	19,167
0.885% due 06/25/2037	255	256
0.895% due 06/25/2040	802	806
0.905% due 03/25/2040	204	206
1.250% due 01/30/2017	2,800	2,835
2.310% due 08/01/2022	100	94
2.870% due 09/01/2027	800	694
4.000% due 07/01/2025 - 04/25/2042	9,031	9,421
4.500% due 07/01/2018 - 02/01/2044	83,287	88,193
5.000% due 02/13/2017 - 02/01/2044	34,923	37,997
5.375% due 06/12/2017	700	801
5.500% due 02/01/2018 - 01/01/2044	58,502	64,370
6.000% due 07/01/2036 - 05/01/2041	12,974	14,391
6.500% due 10/01/2035	43	48
FDIC Structured Sale Guaranteed Notes
0.670% due 11/29/2037	777	776
Freddie Mac
0.737% due 06/15/2041	1,584	1,597
0.867% due 08/15/2037	212	213
0.877% due 10/15/2037	46	46
0.887% due 05/15/2037 - 09/15/2037	245	246
1.000% due 03/08/2017	3,700	3,708
1.250% due 05/12/2017	2,300	2,317

4.000% due 06/15/2038 - 07/15/2042		3,298	3,349
4.500% due 11/01/2040 - 04/01/2041		11,556	12,268
5.000% due 03/01/2038		4,843	5,225
5.500% due 08/23/2017 - 07/01/2038		1,083	1,223
Ginnie Mae
5.000% due 08/15/2038 - 05/15/2039		1,743	1,896
6.000% due 08/15/2037		252	284
Small Business Administration
4.430% due 05/01/2029		196	209
5.290% due 12/01/2027		44	48
5.490% due 03/01/2028		371	411
6.220% due 12/01/2028		55	62

Total U.S. Government Agencies (Cost $273,309)			273,590

U.S. TREASURY OBLIGATIONS 8.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017		308	317
0.125% due 07/15/2022		3,351	3,210
0.375% due 07/15/2023		2,710	2,612
0.625% due 07/15/2021		3,834	3,892
1.125% due 01/15/2021		107	112
1.250% due 07/15/2020		214	229
1.750% due 01/15/2028		3,567	3,818
2.000% due 01/15/2014 (h)(j)		16,937	16,935
2.000% due 07/15/2014		15,983	16,346
2.000% due 01/15/2026		706	782
2.375% due 01/15/2025		10,036	11,538
2.375% due 01/15/2027		12,374	14,254
2.500% due 01/15/2029		7,397	8,684
3.625% due 04/15/2028		578	764
3.875% due 04/15/2029		1,279	1,752
U.S. Treasury Notes
0.250% due 11/30/2015 (j)		37,800	37,727
0.500% due 12/15/2016		1,000	996

Total U.S. Treasury Obligations (Cost $128,933)			123,968

MORTGAGE-BACKED SECURITIES 5.0%
Banc of America Commercial Mortgage Trust
5.633% due 04/10/2049		154	154
5.649% due 06/10/2049		600	664
Bear Stearns Alt-A Trust
0.325% due 02/25/2034		154	146
Chaseflex Trust
0.465% due 07/25/2037		1,754	1,296
Countrywide Alternative Loan Trust
0.325% due 02/25/2047		131	111
0.345% due 05/25/2047		926	752
0.515% due 05/25/2037 ^		8,163	5,411
1.128% due 02/25/2036		75	63
Countrywide Home Loan Mortgage Pass-Through Trust
2.504% due 11/25/2034		49	45
2.526% due 02/20/2035		78	75
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		4,388	4,771
DBRR Trust
0.853% due 02/25/2045		3,035	3,021
Eddystone Finance PLC
1.042% due 04/19/2021	GBP	2,288	3,715
Epic Opera Arlington Ltd.
0.764% due 07/28/2016		366	604
Granite Master Issuer PLC
0.427% due 12/20/2054		$438	433
0.465% due 12/20/2054	EUR	1,005	1,373
0.525% due 12/20/2054		372	508
0.729% due 12/20/2054	GBP	4,406	7,228
0.809% due 12/20/2054		2,010	3,301
Granite Mortgages PLC
0.604% due 01/20/2044	EUR	22	30
0.844% due 03/20/2044	GBP	950	1,565
0.844% due 06/20/2044		766	1,256
0.897% due 01/20/2044		22	37
0.904% due 09/20/2044		100	164
GS Mortgage Securities Trust
7.800% due 07/13/2030		$2,600	2,669
GSR Mortgage Loan Trust
2.671% due 09/25/2035		938	941
5.032% due 11/25/2035		24	24
6.000% due 03/25/2037		24	21
Indus Eclipse PLC
0.685% due 01/25/2020	GBP	377	602
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		$600	658

5.420% due 01/15/2049		300	330
JPMorgan Mortgage Trust
2.722% due 08/25/2034		381	380
2.813% due 07/25/2035		6,446	6,484
3.554% due 02/25/2035		8	8
5.750% due 01/25/2036 ^		20	18
LB Commercial Mortgage Trust
5.839% due 07/15/2044		5,771	6,415
Leek Finance Ltd.
0.807% due 12/21/2037	GBP	1,494	2,552
Merrill Lynch Floating Trust
0.706% due 07/09/2021		$5,060	5,050
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036		21	20
0.415% due 11/25/2035		42	40
5.080% due 09/25/2035		606	580
Morgan Stanley Capital Trust
5.439% due 02/12/2044		580	586
5.610% due 04/15/2049		114	115
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		42	39
Residential Accredit Loans, Inc. Trust
0.350% due 08/25/2036		1,305	962
1.503% due 09/25/2045		140	113
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	1,154	1,545
Structured Asset Mortgage Investments Trust
0.295% due 03/25/2037		$77	59
0.416% due 07/19/2035		34	33
Titan Europe PLC
0.797% due 10/23/2016	GBP	767	1,244
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020		$36	36
WaMu Mortgage Pass-Through Certificates
0.869% due 01/25/2047		46	43
1.143% due 02/25/2046		256	241
1.343% due 11/25/2042		193	182
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 11/25/2034		630	635
2.615% due 01/25/2035		33	32

Total Mortgage-Backed Securities (Cost $66,455)			69,380

ASSET-BACKED SECURITIES 2.5%
Ares CLO Ltd.
0.488% due 02/24/2018		65	65
Asset-Backed Securities Corp. Home Equity Loan Trust
0.805% due 07/25/2035		300	270
Bear Stearns Asset-Backed Securities Trust
0.255% due 06/25/2047		1	1
0.325% due 08/25/2036		2,308	1,573
BNC Mortgage Loan Trust
0.265% due 05/25/2037		43	41
Centurion CDO Ltd.
0.562% due 03/08/2017		3,401	3,395
Citibank Omni Master Trust
2.917% due 08/15/2018		1,800	1,827
Cornerstone CLO Ltd.
0.464% due 07/15/2021		2,800	2,737
Duane Street CLO Ltd.
0.496% due 01/11/2021		4,360	4,312
Eurocredit CDO BV
0.824% due 10/20/2016	EUR	1,156	1,587
First Franklin Mortgage Loan Trust
0.655% due 09/25/2035		$1,000	902
GSAMP Trust
0.235% due 12/25/2036		29	15
Hillmark Funding
0.489% due 05/21/2021		900	877
ING Investment Management CLO Ltd.
0.509% due 12/01/2017		289	286
Lafayette CLO Ltd.
1.642% due 09/06/2022		416	416
MASTR Asset-Backed Securities Trust
0.215% due 01/25/2037		37	13
SG Mortgage Securities Trust
0.345% due 02/25/2036		13,768	7,839
SLC Student Loan Trust
4.750% due 06/15/2033		1,236	1,122
SLM Student Loan Trust
0.537% due 12/15/2023	EUR	1,010	1,368
1.267% due 08/15/2023		$5,012	5,042
3.417% due 05/16/2044		340	361

Soundview Home Loan Trust
0.245% due 06/25/2037		18	10
Specialty Underwriting & Residential Finance Trust
0.225% due 01/25/2038		2	2
Venture CDO Ltd.
0.461% due 07/22/2021		600	583
Wells Fargo Home Equity Asset-Backed Securities Trust
0.755% due 11/25/2035		1,000	851

Total Asset-Backed Securities (Cost $35,175)			35,495

SOVEREIGN ISSUES 6.1%
Autonomous Community of Valencia
4.000% due 11/02/2016	EUR	4,100	5,700
4.375% due 07/16/2015		400	564
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015		2,800	3,921
2.750% due 12/01/2015		1,600	2,265
3.000% due 04/15/2015		1,400	1,975
3.750% due 08/01/2015		7,600	10,868
4.500% due 07/15/2015		12,900	18,642
6.000% due 11/15/2014		300	431
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2014		800	1,091
0.000% due 06/30/2015		2,900	3,923
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,792
Spain Government International Bond
2.750% due 03/31/2015	EUR	1,800	2,525
3.150% due 01/31/2016		100	142
3.750% due 10/31/2015		2,300	3,299
4.000% due 07/30/2015		20,100	28,707

Total Sovereign Issues (Cost $84,054)			85,845

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

EXCHANGE-TRADED FUNDS 3.2%
iShares MSCI EAFE Index Fund		666,811	44,716

Total Exchange-Traded Funds (Cost $43,137)			44,716

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.1%
CERTIFICATES OF DEPOSIT 1.1%
Credit Suisse AG
0.651% due 12/07/2015		$4,900	4,900
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		11,000	10,879

			15,779

COMMERCIAL PAPER 0.4%
DCP Midstream LLC
1.100% due 01/14/2014		2,500	2,499
1.100% due 01/29/2014		1,900	1,899
Ford Motor Credit Co.
0.840% due 06/02/2014		400	399
0.900% due 07/01/2014		400	399

			5,196

REPURCHASE AGREEMENTS (e) 0.1%			2,025

ITALY TREASURY BILLS 1.3%
0.928% due 09/12/2014 - 11/14/2014 (b)	EUR	12,700	17,368

MEXICO TREASURY BILLS 4.3%
3.524% due 02/13/2014 - 06/26/2014 (b)	MXN	796,394	60,456

SPAIN TREASURY BILLS 0.9%
0.487% due 06/20/2014	EUR	9,000	12,338

U.S. TREASURY BILLS 0.0%
0.119% due 12/11/2014 (f)		$270	270

Total Short-Term Instruments (Cost $112,935)			113,432

Total Investments in Securities (Cost $1,063,233)			1,068,329

	SHARES
INVESTMENTS IN AFFILIATES 28.8%
SHORT-TERM INSTRUMENTS 28.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.8%
PIMCO Short-Term Floating NAV Portfolio		417	4
PIMCO Short-Term Floating NAV Portfolio III		40,491,009	404,465

Total Short-Term Instruments (Cost $404,715)			404,469

Total Investments in Affiliates (Cost $404,715)			404,469

Total Investments 105.0% (Cost $1,467,948)			$1,472,798
Financial Derivative Instruments (g)(i) 5.8% (Cost or Premiums, net $(2,076))			81,541
Other Assets and Liabilities, net (10.8%)			(151,025)

Net Assets 100.0%			$1,403,314

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$600	U.S. Treasury Notes 0.375% due 01/15/2016	$(614)	$600	$600
SSB	0.000%	12/31/2013	01/02/2014	1,425	Freddie Mac 2.080% due 10/17/2022	(1,457)	1,425	1,425

Total Repurchase Agreements						$(2,071)	$2,025	$2,025

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $10,571 at a weighted average interest rate of (0.123%).

(f)	Securities with an aggregate market value of $270 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,884	$(426)	$0	$(94)
90-Day Eurodollar December Futures	Long	12/2016	28	(20)	0	(2)
90-Day Eurodollar June Futures	Long	06/2016	170	174	0	(8)
90-Day Eurodollar March Futures	Long	03/2016	456	439	0	(23)
90-Day Eurodollar March Futures	Long	03/2017	12	13	0	(1)
90-Day Eurodollar September Futures	Long	09/2015	2,893	535	0	(145)
90-Day Eurodollar September Futures	Long	09/2016	26	(19)	0	(2)

Total Futures Contracts				$696	$0	$(275)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018		$42,100	$769	$341	$28	$0
iTraxx Europe 20 Index	1.000%	12/20/2018	EUR	11,500	231	220	0	(0)

					$1,000	$561	$28	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$5,100	$(71)	$(65)	$0	$(5)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	107,100	709	(118)	0	(28)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	4,500	22	15	0	(3)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	52,500	11,425	8,533	602	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	61,800	4,907	987	788	0

					$16,992	$9,352	$1,390	$(36)

Total Swap Agreements					$17,992	$9,913	$1,418	$(36)

(h)	Securities with an aggregate market value of $1,346 and cash of $9,597 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014		$975	AUD	1,100	$7	$0
	02/2014	AUD	1,100		$973	0	(7)
	03/2014	EUR	11,155		14,702	0	(644)
BPS	01/2014		$57,742	EUR	41,994	29	0
	02/2014	EUR	41,994		$57,740	0	(30)
	02/2014	MXN	190,452		14,519	18	(24)
	03/2014		46,016		3,525	24	0
	04/2014		101,884		7,699	4	(37)
	05/2014		15,181		1,159	9	0
	06/2014		58,967		4,487	31	0
	08/2014	EUR	100		127	0	(11)
BRC	01/2014		$15,598	GBP	9,581	268	0
	02/2014	GBP	9,581		$15,594	0	(268)
CBK	02/2014	EUR	11,502		15,785	0	(38)
	02/2014	MXN	128,893		9,807	0	(21)
	03/2014		88,289		6,764	43	0
	04/2014	EUR	200		254	0	(22)
DUB	01/2014		541		744	0	0
	01/2014	GBP	1,669		2,730	0	(34)
	03/2014	CAD	1,628		1,528	0	(2)
	04/2014	DKK	38,257		6,945	0	(115)
FBF	01/2014	EUR	41,453		56,064	0	(963)
	01/2014	GBP	7,912		12,813	0	(289)
	06/2014	EUR	300		380	0	(32)
GLM	02/2014		3,088		4,134	0	(114)
	03/2014		5,174		6,912	0	(206)
HUS	02/2014	JPY	197,415		1,988	113	0
JPM	02/2014	EUR	6,780		9,270	0	(57)
	06/2014	MXN	36,318		2,764	20	0
MSC	01/2014	BRL	24		10	0	0
	01/2014		$10	BRL	24	0	0
	04/2014	MXN	120,984		$9,085	0	(96)
RYL	03/2014	EUR	199		266	0	(8)
SOG	01/2014	AUD	1,100		1,004	22	0

Total Forward Foreign Currency Contracts						$588	$(3,018)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	6,100	$(11)	$(9)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		6,100	(14)	(2)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,500	(3)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,500	(3)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,500	(3)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,500	(3)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		$98,500	(199)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		98,500	(595)	(139)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		56,400	(68)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.700%	03/17/2014		56,400	(462)	(764)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		105,500	(277)	(195)

								$(1,638)	$(1,118)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014	$1,500	$(1)	$(1)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014	1,500	(2)	(1)

						$(3)	$(2)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$(2)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	(3)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$(5)

Total Written Options						$(1,680)	$(1,125)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	1.335%	$12,500	$(145)	$27	$0	$(118)
	General Electric Capital Corp.	1.000%	12/20/2015	0.300%	400	(8)	14	6	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.382%	3,000	(70)	121	51	0
	MetLife, Inc.	1.000%	12/20/2015	0.294%	500	(24)	31	7	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	900	(2)	8	6	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.218%	300	(9)	14	5	0
BRC	Brazil Government International Bond	1.000%	09/20/2015	0.895%	1,000	(8)	10	2	0
	Brazil Government International Bond	1.000%	12/20/2015	0.982%	1,300	(7)	8	1	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%	700	(12)	8	0	(4)
	Mexico Government International Bond	1.000%	09/20/2015	0.318%	1,000	(8)	20	12	0
CBK	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.362%	1,200	(9)	30	21	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%	2,000	(6)	(1)	0	(7)
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%	100	(2)	1	0	(1)
	MetLife, Inc.	1.000%	12/20/2014	0.135%	800	(23)	30	7	0
	MetLife, Inc.	1.000%	12/20/2015	0.294%	400	(14)	20	6	0
	Mexico Government International Bond	1.000%	06/20/2016	0.413%	3,300	0	49	49	0
DUB	Mexico Government International Bond	1.000%	06/20/2016	0.413%	2,100	5	26	31	0
FBF	Brazil Government International Bond	1.000%	09/20/2015	0.895%	200	(2)	3	1	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%	1,900	(3)	(4)	0	(7)
	JPMorgan Chase & Co.	1.000%	06/20/2014	0.205%	2,700	24	(12)	12	0
GST	General Electric Capital Corp.	1.000%	03/20/2016	0.314%	1,700	(29)	55	26	0
	Japan Government International Bond	1.000%	12/20/2015	0.132%	1,900	(18)	51	33	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%	800	(51)	62	11	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%	5,000	(154)	227	73	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.776%	400	(11)	12	1	0
	Brazil Government International Bond	1.000%	12/20/2015	0.982%	2,500	(14)	16	2	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%	300	(5)	4	0	(1)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	4,800	(12)	41	29	0
JPM	Indonesia Government International Bond	1.000%	06/20/2016	1.215%	100	(2)	1	0	(1)
	MetLife, Inc.	1.000%	09/20/2015	0.261%	1,100	(65)	80	15	0
MYC	China Government International Bond	1.000%	06/20/2015	0.213%	5,200	(92)	155	63	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.010%	3,600	(214)	214	0	0
	United Kingdom Gilt	1.000%	06/20/2015	0.079%	200	2	0	2	0
RYL	Mexico Government International Bond	1.000%	09/20/2015	0.318%	200	(2)	5	3	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.062%	200	1	1	2	0

						$(989)	$1,327	$477	$(139)

Credit Default Swaps on Credit Indices - Sell Protection(1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$2,900	$170	$(80)	$90	$0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	600	74	(55)	19	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	96	0	2	2	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	5,800	365	(185)	180	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	193	0	3	3	0

					$609	$(315)	$294	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,300	$1	$(34)	$0	$(33)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	9,300	5	15	20	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		400	0	0	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		18,000	(14)	39	25	0
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	700	0	(18)	0	(18)
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017		1,300	0	(36)	0	(36)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	3,700	1	6	7	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		1,400	(1)	1	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		9,000	(3)	16	13	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,200	0	2	2	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		6,000	(4)	12	8	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	400	(1)	(10)	0	(11)

							$(16)	$(7)	$75	$(98)

Total Return Swaps on Exchange-Traded Funds

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	iShares MSCI EAFE Index Fund	6,518,202	3-Month USD-LIBOR plus a specified spread	04/30/2014	$386,419		$50,145	$50,145	$0
	Receive	iShares MSCI EAFE Index Fund	1,556,420	3-Month USD-LIBOR plus a specified spread	10/23/2014	100,041		4,226	4,226	0
GST	Receive	iShares MSCI EAFE Index Fund	4,769,500	3-Month USD-LIBOR plus a specified spread	11/17/2014	316,313		3,410	3,410	0
JPM	Receive	iShares MSCI EAFE Index Fund	2,928,645	3-Month USD-LIBOR plus a specified spread	02/28/2014	173,247		23,040	23,040	0
	Receive	iShares MSCI EAFE Index Fund	3,656,129	3-Month USD-LIBOR plus a specified spread	08/15/2014	242,474		2,559	2,559	0

								$83,380	$83,380	$0

Total Swap Agreements							$ (396)	$84,385	$84,226	$(237)

(5)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(j)	Securities with an aggregate market value of $3,553 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,726	$0	$1,726
Corporate Bonds & Notes
Banking & Finance	0	183,596	0	183,596
Industrials	0	63,955	0	63,955
Utilities	0	21,258	0	21,258
Municipal Bonds & Notes
Arizona	0	1,082	0	1,082
California	0	7,337	0	7,337
District of Columbia	0	14,013	0	14,013
Florida	0	15,177	0	15,177
Illinois	0	1,614	0	1,614
Louisiana	0	685	0	685
Nebraska	0	106	0	106
New Jersey	0	1,275	0	1,275
New York	0	8,287	0	8,287
North Carolina	0	1,151	0	1,151
Ohio	0	81	0	81
Tennessee	0	110	0	110
Texas	0	450	0	450
U.S. Government Agencies	0	272,814	776	273,590
U.S. Treasury Obligations	0	123,968	0	123,968
Mortgage-Backed Securities	0	69,380	0	69,380
Asset-Backed Securities	0	35,495	0	35,495
Sovereign Issues	0	85,845	0	85,845
Exchange-Traded Funds	44,716	0	0	44,716
Short-Term Instruments
Certificates of Deposit	0	15,779	0	15,779
Commercial Paper	0	5,196	0	5,196
Repurchase Agreements	0	2,025	0	2,025
Italy Treasury Bills	0	17,368	0	17,368
Mexico Treasury Bills	0	60,456	0	60,456
Spain Treasury Bills	0	12,338	0	12,338
U.S. Treasury Bills	0	270	0	270
	$44,716	$1,022,837	$776	$1,068,329

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$404,469	$0	$0	$404,469

Total Investments	$449,185	$1,022,837	$776	$1,472,798

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,418	0	1,418
Over the counter	0	84,814	0	84,814
	$0	$86,232	$0	$86,232

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(275)	(36)	0	(311)
Over the counter	0	(4,375)	(5)	(4,380)
	$(275)	$(4,411)	$(5)	$(4,691)

Totals	$448,910	$1,104,658	$771	$1,554,339

Assets and liabilities valued at $50,145 transferred from Level 1 to Level 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Utilities	$6,216	$0	$(5,997)	$(5)	$(203)	$(11)	$0	$0	$0	$0
U.S. Government Agencies	985	0	(207)	0	0	(2)	0	0	776	(2)
Mortgage-Backed Securities	1,619	0	(1,600)	0	4	(23)	0	0	0	0
Asset-Backed Securities	1,713	0	(1,296)	0	0	(1)	0	(416)	0	0

	$10,533	$0	$(9,100)	$(5)	$(199)	$(37)	$0	$(416)	$776	$(2)

Financial Derivative Instruments - Liabilities
Over the counter	$(8)	$0	$0	$0	$0	$3	$0	$0	$(5)	$3

Totals	$10,525	$0	$(9,100)	$(5)	$(199)	$(34)	$0	$(416)	$771	$1

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$776	Third Party Vendor	Broker Quote	99.90
Financial Derivative Instruments - Liabilities
Over the counter	(5)	Indicative Market Quotation	Broker Quote	0.10 - 0.11

Total	$771

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.0%
CORPORATE BONDS & NOTES 17.6%
BANKING & FINANCE 12.7%
Ally Financial, Inc.
2.750% due 01/30/2017	$4,600	$4,629
3.500% due 07/18/2016	1,000	1,034
3.645% due 06/20/2014	400	407
4.625% due 06/26/2015	300	313
6.750% due 12/01/2014	900	944
Bank of America Corp.
2.000% due 01/11/2018	2,519	2,516
5.650% due 05/01/2018	400	456
5.750% due 12/01/2017	5,700	6,490
7.625% due 06/01/2019	400	496
Banque PSA Finance S.A.
2.146% due 04/04/2014	500	500
Barclays Bank PLC
10.179% due 06/12/2021	1,040	1,380
Cie de Financement Foncier S.A.
2.500% due 09/16/2015	3,600	3,706
CIT Group, Inc.
5.250% due 04/01/2014	2,300	2,329
Citigroup, Inc.
1.037% due 04/01/2016	7,200	7,251
4.587% due 12/15/2015	4,400	4,704
Export-Import Bank of Korea
5.875% due 01/14/2015	4,000	4,209
8.125% due 01/21/2014	1,845	1,853
Ford Motor Credit Co. LLC
0.992% due 01/17/2017	3,100	3,114
1.338% due 08/28/2014	2,200	2,211
Goldman Sachs Group, Inc.
0.696% due 03/22/2016	400	399
HSBC Bank USA N.A.
4.875% due 08/24/2020	2,300	2,483
International Lease Finance Corp.
7.125% due 09/01/2018	1,750	2,034
JPMorgan Chase & Co.
0.857% due 02/26/2016	7,500	7,535
4.650% due 06/01/2014	5,900	6,004
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	200	44
Lloyds Bank PLC
12.000% due 12/16/2024 (d)	1,200	1,630
Loews Corp.
5.250% due 03/15/2016	2,800	3,054
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	769	887
6.875% due 04/25/2018	2,500	2,957
Morgan Stanley
2.875% due 01/24/2014	9,600	9,613
2.875% due 07/28/2014	100	101
6.250% due 08/28/2017	300	343
Prudential Covered Trust
2.997% due 09/30/2015	774	798
SLM Corp.
4.875% due 06/17/2019	3,500	3,490
5.000% due 04/15/2015	100	105
SSIF Nevada LP
0.944% due 04/14/2014	1,600	1,603

		91,622

INDUSTRIALS 3.2%
ALROSA Finance S.A.
7.750% due 11/03/2020	1,475	1,642
Barrick North America Finance LLC
4.400% due 05/30/2021	1,800	1,734
Daimler Finance North America LLC
0.857% due 03/28/2014	2,500	2,504
Ecopetrol S.A.
5.875% due 09/18/2023	6,000	6,345
Fresnillo PLC
5.500% due 11/13/2023	300	292

HCA, Inc.
6.500% due 02/15/2016	800	877
8.500% due 04/15/2019	300	319
MGM Resorts International
7.500% due 06/01/2016	3,900	4,387
Total Capital Canada Ltd.
0.624% due 01/15/2016	3,400	3,420
Volkswagen International Finance NV
0.857% due 04/01/2014	400	400
Williams Partners LP
4.500% due 11/15/2023	1,100	1,093

		23,013

UTILITIES 1.7%
Embarq Corp.
7.995% due 06/01/2036	200	203
Saudi Electricity Global Sukuk Co.
3.473% due 04/08/2023	1,600	1,510
5.060% due 04/08/2043	4,200	3,801
Verizon Communications, Inc.
1.773% due 09/15/2016	4,600	4,742
1.993% due 09/14/2018	1,500	1,579
5.150% due 09/15/2023	700	752

		12,587

Total Corporate Bonds & Notes (Cost $125,065)		127,222

MUNICIPAL BONDS & NOTES 1.4%
CALIFORNIA 1.3%
California State General Obligation Notes, Series 2013
0.850% due 02/01/2015	5,300	5,311
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	1,300	1,486
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	1,800	2,258
Palomar Community College District, California General Obligation Bonds, (AGM Insured), Series 2007
4.750% due 05/01/2032	100	104

		9,159

NEW YORK 0.0%
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026	100	111
5.000% due 03/15/2027	100	110

		221

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	521

TEXAS 0.0%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	200	204

Total Municipal Bonds & Notes (Cost $10,098)		10,105

U.S. GOVERNMENT AGENCIES 14.9%
Fannie Mae
0.285% due 03/25/2034	13	13
0.295% due 03/25/2036	399	371
0.515% due 09/25/2042	262	259
1.625% due 11/25/2023	66	68
1.665% due 04/25/2024	58	60
1.879% due 08/01/2035	319	334
2.192% due 09/01/2035	316	331
2.261% due 07/01/2032	21	21
2.278% due 10/01/2035	159	170
2.300% due 10/01/2035	270	284
2.340% due 09/01/2031	1	1
2.347% due 10/01/2035	166	178
2.401% due 07/01/2035	292	309
2.439% due 02/01/2034	130	139
2.441% due 08/01/2036	333	354
2.485% due 11/01/2034	280	300
2.550% due 02/01/2035	100	107
2.713% due 03/01/2036	927	997
3.000% due 11/01/2042 - 10/01/2043	10,973	10,449
4.000% due 10/01/2030 - 01/01/2044	80,985	83,699
4.500% due 02/01/2044	4,000	4,226
5.500% due 02/01/2024 - 09/01/2027	90	99

Freddie Mac
0.367% due 10/15/2020		175	174
1.344% due 10/25/2044		93	94
1.544% due 07/25/2044		439	447
2.014% due 09/01/2035		86	90
5.500% due 08/15/2030		1	1
Ginnie Mae
0.567% due 03/16/2032		16	16
1.625% due 11/20/2024		49	51
2.500% due 01/01/2044		1,000	918
Overseas Private Investment Corp.
4.140% due 05/15/2030		1,300	1,375
Small Business Administration
5.680% due 06/01/2028		1,209	1,357

Total U.S. Government Agencies (Cost $107,621)			107,292

U.S. TREASURY OBLIGATIONS 24.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		28,479	27,365
0.125% due 07/15/2022		2,641	2,529
U.S. Treasury Notes
0.500% due 10/15/2014 (i)		1,390	1,394
0.500% due 12/15/2016 (f)(i)		45,800	45,612
0.625% due 11/15/2016		101,400	101,091
2.625% due 06/30/2014 (i)		880	891

Total U.S. Treasury Obligations (Cost $181,233)			178,882

MORTGAGE-BACKED SECURITIES 4.3%
American General Mortgage Loan Trust
5.150% due 03/25/2058		260	263
American Home Mortgage Assets Trust
0.355% due 05/25/2046		1,283	949
0.375% due 10/25/2046		457	298
American Home Mortgage Investment Trust
1.849% due 09/25/2045		428	406
Banc of America Funding Corp.
3.694% due 01/20/2047 ^		69	56
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		185	185
Bear Stearns Alt-A Trust
2.484% due 08/25/2036 ^		668	279
2.649% due 05/25/2035		264	251
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	1,622	2,095
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		$557	546
5.726% due 09/25/2037		1,055	874
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		489	549
Countrywide Alternative Loan Trust
0.377% due 03/20/2046		1,019	738
0.377% due 07/20/2046 ^		1,056	637
2.723% due 06/25/2037		1,890	1,545
Countrywide Home Loan Mortgage Pass-Through Trust
0.455% due 04/25/2035		195	169
0.485% due 03/25/2035		138	119
Credit Suisse Commercial Mortgage Trust
5.669% due 03/15/2039		4,247	4,619
Credit Suisse First Boston Mortgage Securities Corp.
2.291% due 06/25/2033		135	133
Downey Savings & Loan Association Mortgage Loan Trust
0.426% due 08/19/2045		692	639
2.657% due 07/19/2044		55	54
Epic More London PLC
0.770% due 07/15/2017	GBP	1,847	3,051
First Horizon Alternative Mortgage Securities
2.279% due 03/25/2035		$159	126
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		59	56
First Republic Mortgage Loan Trust
0.517% due 11/15/2031		64	63
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		3,226	3,529
GreenPoint Mortgage Funding Trust
0.345% due 01/25/2037		1,117	788
GSR Mortgage Loan Trust
2.648% due 09/25/2035		180	179
HarborView Mortgage Loan Trust
0.406% due 03/19/2036		781	575
HomeBanc Mortgage Trust
2.499% due 04/25/2037 ^		865	489

IndyMac Mortgage Loan Trust
0.465% due 06/25/2037 ^		334	166
2.503% due 12/25/2034		37	34
JPMorgan Mortgage Trust
3.554% due 02/25/2035		107	107
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036		171	157
0.415% due 11/25/2035		25	23
1.165% due 10/25/2035		54	53
Morgan Stanley Capital Trust
5.910% due 06/11/2049		100	112
Permanent Master Issuer PLC
1.527% due 07/15/2042	EUR	1,300	1,789
1.641% due 07/15/2042		$600	600
Residential Accredit Loans, Inc. Trust
0.465% due 01/25/2035		236	233
0.565% due 03/25/2033		28	27
Residential Asset Securitization Trust
0.515% due 10/25/2018		268	262
0.565% due 05/25/2033		28	28
Structured Adjustable Rate Mortgage Loan Trust
1.534% due 01/25/2035		195	154
Structured Asset Mortgage Investments Trust
0.385% due 05/25/2046		667	382
0.416% due 07/19/2035		225	219
0.445% due 02/25/2036		477	371
UBS-Barclays Commercial Mortgage Trust
1.153% due 03/10/2046 (a)		29,493	2,118
WaMu Mortgage Pass-Through Certificates
0.475% due 01/25/2045		116	109
0.485% due 01/25/2045		120	116
Wells Fargo Mortgage-Backed Securities Trust
2.641% due 10/25/2033		92	92

Total Mortgage-Backed Securities (Cost $32,006)			31,412

ASSET-BACKED SECURITIES 2.1%
Access Group, Inc.
1.538% due 10/27/2025		1,270	1,283
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.615% due 10/25/2035		1,400	1,168
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.185% due 10/25/2034		1,000	850
Bear Stearns Asset-Backed Securities Trust
2.974% due 10/25/2036		887	870
Berica Asset-Backed Security SRL
0.593% due 12/30/2055	EUR	868	1,157
First Franklin Mortgage Loan Trust
1.035% due 09/25/2034		$1,671	1,441
GE-WMC Mortgage Securities Trust
0.205% due 08/25/2036		15	6
GSAMP Trust
0.345% due 11/25/2035		77	15
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034		186	178
Merrill Lynch Mortgage Investors Trust
0.275% due 03/25/2037		7,027	4,718
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.865% due 10/25/2034		1,800	1,441
SLM Student Loan Trust
2.350% due 04/15/2039		149	149
Structured Asset Securities Corp.
1.669% due 04/25/2035		345	330
Venture CDO Ltd.
0.461% due 07/22/2021		1,600	1,555

Total Asset-Backed Securities (Cost $14,969)			15,161

SOVEREIGN ISSUES 4.6%
Australia Government Bond
5.750% due 05/15/2021	AUD	3,700	3,698
Qatar Government International Bond
4.000% due 01/20/2015		$1,200	1,244
Republic of Germany
4.250% due 01/04/2014	EUR	20,300	27,927

Total Sovereign Issues (Cost $31,369)			32,869

	SHARES
EXCHANGE-TRADED FUNDS 8.3%
iShares MSCI EAFE Index Fund	898,483	60,252

Total Exchange-Traded Funds (Cost $58,414)		60,252

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.0%
COMMERCIAL PAPER 0.5%
Ford Motor Credit Co.
0.785% due 06/02/2014	$100	100
0.815% due 07/01/2014	100	100
0.815% due 07/07/2014	100	100
0.840% due 06/02/2014	600	598
0.900% due 07/01/2014	600	598
Vodafone Group PLC
0.590% due 01/02/2014	2,000	2,000

		3,496

REPURCHASE AGREEMENTS (e) 0.8%	5,855	5,855

U.S. TREASURY BILLS 0.7%
0.110% due 10/16/2014 - 11/13/2014 (b)(i)	4,989	4,986

Total Short-Term Instruments (Cost $14,333)		14,337

Total Investments in Securities (Cost $575,108)		577,532

	SHARES
INVESTMENTS IN AFFILIATES 19.9%
SHORT-TERM INSTRUMENTS 19.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.9%
PIMCO Short-Term Floating NAV Portfolio	14,354,140	143,613

Total Short-Term Instruments (Cost $143,624)		143,613

Total Investments in Affiliates (Cost $143,624)		143,613

Total Investments 99.9% (Cost $718,732)		$721,145
Financial Derivative Instruments (g)(h) 6.5% (Cost or Premiums, net $211)		47,204
Other Assets and Liabilities, net (6.4%)		(46,269)

Net Assets 100.0%		$722,080

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.010%	12/31/2013	01/02/2014	$4,900	U.S. Treasury Notes 0.625% due 11/30/2017	$(4,994)	$4,900	$4,900
BOS	0.010%	12/31/2013	01/02/2014	400	U.S. Treasury Notes 0.375% due 01/15/2016	(410)	400	400
SSB	0.000%	12/31/2013	01/02/2014	555	Freddie Mac 2.080% due 10/17/2022	(570)	555	555

Total Repurchase Agreements						$(5,974)	$5,855	$5,855

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	(0.550%)	12/31/2013	01/02/2014	$(2,789)	$(2,789)
	(0.540%)	12/31/2013	01/02/2014	(4,981)	(4,981)
BPG	0.080%	01/02/2014	01/03/2014	(3,488)	(3,488)

Total Sale-Buyback Transactions					$(11,258)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $4,683 at a weighted average interest rate of (0.141%).
(3)	Payable for sale-buyback transactions includes $0 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae	3.500%	01/01/2044	$7,000	$(6,965)	$(6,956)
Fannie Mae	4.000%	01/01/2044	30,000	(31,088)	(30,891)
Fannie Mae	4.000%	02/01/2044	66,000	(67,912)	(67,753)
Fannie Mae	5.500%	01/01/2044	2,000	(2,188)	(2,200)
Freddie Mac	5.500%	01/01/2044	6,000	(6,550)	(6,554)
Ginnie Mae	5.500%	01/01/2044	900	(986)	(988)
U.S. Treasury Notes	1.375%	09/30/2018	5,300	(5,257)	(5,252)
U.S. Treasury Notes	1.625%	08/15/2022	10,700	(9,792)	(9,774)
U.S. Treasury Notes	1.625%	11/15/2022	400	(364)	(361)
U.S. Treasury Notes	2.125%	08/15/2021	16,100	(15,604)	(15,717)

Total Short Sales				$(146,706)	$(146,446)

(4)	Market value includes $227 of interest payable on short sales.

(f)	Securities with an aggregate market value of $11,254 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	322	$(122)	$(161)

Total Written Options				$(122)	$(161)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
30-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	4	$5	$4	$0
90-Day Eurodollar June Futures	Long	06/2015	721	8	0	(27)
90-Day Eurodollar September Futures	Long	09/2015	225	(58)	0	(11)
90-Day Eurodollar September Futures	Long	09/2017	2,310	(1,491)	0	(231)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	105	(236)	0	(18)
U.S. Treasury 30-Year Bond March Futures	Long	03/2014	406	(1,123)	0	(191)

Total Futures Contracts				$(2,895)	$4	$(478)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$33,500	$612	$143	$22	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.750%	12/18/2028	CAD	5,400	$70	$(76)	$2	$0
Receive	3-Month CAD-Bank Bill	3.500%	12/18/2043		3,500	106	46	3	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		$32,600	217	767	184	0
Receive	3-Month USD-LIBOR	3.250%	06/18/2029		56,700	3,430	2,567	479	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		5,100	1,110	763	59	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		6,300	500	322	80	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	800	8	4	2	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		1,500	0	3	3	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		700	(34)	(30)	2	0
Pay	6-Month GBP-LIBOR	2.000%	03/19/2019	GBP	3,600	(76)	(86)	11	0
Receive	6-Month GBP-LIBOR	3.500%	03/19/2044		900	(11)	8	0	(13)

						$5,320	$4,288	$825	$(13)

Total Swap Agreements						$5,932	$4,431	$847	$(13)

Cash of $8,481 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	14,994		$20,294	$0	$(333)
	01/2014	GBP	2,047		3,345	0	(45)
	01/2014	NZD	747		606	0	(8)
	01/2014		$53,494	AUD	60,358	390	0
	01/2014		18,960	HKD	146,997	0	(3)
	01/2014		8,217	JPY	848,100	0	(163)
	02/2014	AUD	60,358		$53,391	0	(390)
	02/2014	CHF	596		671	3	0
	02/2014	GBP	1,012		1,655	0	(21)
	02/2014	JPY	1,609,400		15,594	309	0
	04/2014	HKD	146,997		18,962	3	0
BPS	01/2014	BRL	1,221		548	30	0
	01/2014	CHF	1,243		1,373	0	(20)
	01/2014	DKK	3,725		679	0	(8)
	01/2014	SEK	3,090		470	0	(11)
	01/2014		$521	BRL	1,221	0	(4)
	01/2014		138,090	EUR	100,429	70	0
	01/2014		1,969	GBP	1,204	25	0
	02/2014	AUD	440		$391	0	(1)
	02/2014	CHF	421		476	4	0
	02/2014	DKK	4,625		854	1	0
	02/2014	EUR	100,429		138,087	0	(71)
	02/2014	SEK	1,515		231	0	(4)
	03/2014		$3,170	MXN	41,286	0	(24)
BRC	01/2014	EUR	3,379		$4,598	0	(51)
	01/2014	SEK	1,117		170	0	(4)
	01/2014		$54,364	GBP	33,393	933	0
	02/2014	CHF	1,453		$1,621	0	(8)
	02/2014	GBP	33,393		54,351	0	(934)
	02/2014	SGD	203		160	0	(1)
	02/2014		$578	CHF	515	0	(1)
	04/2014	HKD	3,645		$470	0	0
CBK	01/2014	AUD	61,973		56,558	1,233	0
	01/2014	HKD	3,327		429	0	0
	01/2014	JPY	113,660		1,090	11	0
	01/2014		$2,624	AUD	2,913	0	(23)
	01/2014		68,087	EUR	49,457	0	(49)
	01/2014		1,631	GBP	994	15	0
	01/2014		180	HKD	1,396	0	0
	02/2014	EUR	49,457		$68,086	49	0
	02/2014	GBP	944		1,543	0	(20)
	02/2014	SGD	555		441	2	0
	04/2014	HKD	3,310		427	0	0
DUB	01/2014	BRL	766		330	5	0
	01/2014	HKD	3,101		400	0	0
	01/2014	JPY	706,700		6,861	150	0
	01/2014	SEK	9,350		1,425	0	(28)
	01/2014		$327	BRL	766	0	(2)
	01/2014		91,501	GBP	55,860	999	0
	02/2014	GBP	57,371		$93,953	0	(1,029)
	03/2014	ILS	9,142		2,592	0	(38)
FBF	01/2014	CHF	52,557		58,106	0	(812)
	01/2014	EUR	6,761		9,145	0	(157)
	01/2014	GBP	89,404		144,785	0	(3,264)
	01/2014		$60,101	CHF	53,800	210	0
	02/2014	CHF	53,800		$60,118	0	(207)
HUS	01/2014	HKD	133,282		17,190	1	0
	01/2014	JPY	848,100		8,285	231	0
	01/2014	NOK	3,790		619	0	(6)
	02/2014	AUD	583		515	0	(4)
	02/2014	EUR	3,223		4,415	0	(19)
	02/2014	JPY	12,098,399		121,758	6,852	0
	02/2014	NOK	3,790		623	0	(1)
	02/2014	SEK	12,275		1,911	4	0
JPM	01/2014	BRL	2,393		1,022	7	0
	01/2014	EUR	124,752		167,869	0	(3,753)
	01/2014	JPY	207,200		2,018	51	0
	01/2014		$1,020	BRL	2,393	0	(6)
	02/2014	EUR	2,523		$3,454	0	(17)
	02/2014	JPY	247,500		2,384	34	0
MSC	01/2014	BRL	6,487		2,777	27	0
	01/2014	HKD	8,062		1,040	0	0
	01/2014		$2,752	BRL	6,487	0	(2)
	01/2014		1,900	HKD	14,729	0	0
	02/2014	JPY	523,200		$5,222	253	0
	02/2014		$2,755	BRL	6,487	0	(28)
RBC	01/2014	AUD	1,298		$1,183	25	0
	01/2014	HKD	13,954		1,800	0	0
RYL	01/2014		$1,420	GBP	860	5	0
SOG	01/2014	DKK	900		$164	0	(2)
	02/2014	AUD	1,511		1,346	1	(2)
UAG	01/2014	DKK	36,119		6,469	0	(193)
	01/2014	EUR	20,909		26,856	0	(1,908)
	01/2014		$470	AUD	528	1	0
	01/2014		1,990	EUR	1,442	0	(6)
	01/2014		610	NZD	747	5	0
	02/2014	EUR	1,176		$1,628	10	0
	02/2014	GBP	703		1,162	0	(2)
	02/2014	NOK	28,901		4,677	0	(81)
	02/2014	NZD	747		608	0	(5)
	02/2014	SEK	128,855		19,478	0	(542)
	02/2014	SGD	12,029		9,658	127	0

Total Forward Foreign Currency Contracts						$12,076	$(14,311)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200%	04/16/2014	EUR	17,500	$348	$72
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.300%	01/31/2014	GBP	3,100	133	152
DUB	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.300%	01/31/2014		1,600	64	79

								$545	$303

Straddle Options

Counterparty	Description	Exercise Level (7)	Expiration Date	Notional Amount	Cost (7)	Market Value
GLM	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	10/24/2014	$2,800	$320	$305

Total Purchased Options					$865	$608

(7)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.795%	01/31/2014	GBP	12,400	$(168)	$(391)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/03/2014		$29,500	(109)	(130)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.795%	01/31/2014	GBP	6,400	(76)	(202)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/03/2014		$23,100	(84)	(101)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		203,400	(201)	(376)
								$(638)	$(1,200)

Total Written Options								$(638)	$(1,200)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Embarq Corp.	(1.370%	)	03/20/2014	0.148%	$100	$0	$0	$0	$(0)
BPS	Xerox Corp.	(1.000%	)	12/20/2018	0.834%	100	1	(2)	0	(1)
BRC	Xerox Corp.	(1.000%	)	12/20/2018	0.834%	400	5	(8)	0	(3)
DUB	Embarq Corp.	(1.425%	)	03/20/2014	0.148%	500	0	(2)	0	(2)
	Embarq Corp.	(1.270%	)	03/20/2014	0.148%	600	0	(2)	0	(2)
	Embarq Corp.	(1.250%	)	03/20/2014	0.148%	300	0	(1)	0	(1)
	Goodrich Corp.	(0.510%	)	09/20/2016	0.046%	2,100	0	(27)	0	(27)
	JPMorgan Chase & Co.	(2.750%	)	03/20/2014	0.262%	1,000	0	(6)	0	(6)
FBF	Xerox Corp.	(1.000%	)	12/20/2018	0.834%	100	1	(2)	0	(1)
GST	Xerox Corp.	(1.000%	)	12/20/2018	0.834%	300	3	(5)	0	(2)
JPM	Loews Corp.	(0.280%	)	03/20/2016	0.146%	2,300	0	(7)	0	(7)
MYC	Embarq Corp.	(1.300%	)	03/20/2014	0.148%	200	0	(1)	0	(1)

							$10	$(63)	$0	$(53)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	Berkshire Hathaway, Inc.	1.000%	12/20/2023	1.224%	$6,300	$(138)	$21	$0	$(117)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	$4,237	$636	$(571)	$65	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
MYC	CDX.IG-5 10-Year Index 10-15%	0.463%	12/20/2015	$5,600	$0	$40	$40	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,000	$4	$(29)	$0	$(25)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		13,000	0	(101)	0	(101)
BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		100	0	(3)	0	(3)
BRC	Pay	6-Month AUD-BBR-BBSW	5.500%	12/15/2017	AUD	1,200	(6)	87	81	0
DUB	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	20,200	11	(639)	0	(628)
	Pay	6-Month AUD-BBR-BBSW	5.500%	12/15/2017	AUD	800	(4)	58	54	0
FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	19,700	(15)	(620)	0	(635)
	Pay	1-Year BRL-CDI	8.935%	01/02/2017		15,600	(8)	(415)	0	(423)
GLM	Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	171,200	(348)	(36)	0	(384)
MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	1,200	0	(31)	0	(31)
UAG	Pay	1-Year BRL-CDI	8.590%	01/02/2017		11,500	(13)	(359)	0	(372)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		23,500	(23)	(624)	0	(647)

							$(402)	$(2,712)	$135	$(3,249)

Total Return Swaps on Exchange-Traded Funds

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
BOA	Receive	iShares MSCI EAFE Index Fund	2,889,826	3-Month USD-LIBOR plus a specified spread	03/31/2014	$184,342		$9,232	$9,232	$0
BPS	Receive	iShares MSCI EAFE Index Fund	1,171,877	3-Month USD-LIBOR plus a specified spread	04/30/2014	60,927		8,572	8,572	0
FBF	Receive	iShares MSCI EAFE Index Fund	635,475	3-Month USD-LIBOR plus a specified spread	06/13/2014	40,103		2,486	2,486	0
GST	Receive	iShares MSCI EAFE Index Fund	832,430	3-Month USD-LIBOR plus a specified spread	11/17/2014	54,774		1,035	1,035	0
JPM	Receive	iShares MSCI EAFE Index Fund	3,286,750	3-Month USD-LIBOR plus a specified spread	02/28/2014	193,620		26,669	26,669	0
	Receive	iShares MSCI EAFE Index Fund	657,107	3-Month USD-LIBOR plus a specified spread	04/04/2014	39,032		5,017	5,017	0

								$53,011	$53,011	$0

Total Swap Agreements							$106	$49,726	$53,251	$(3,419)

(6)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(i)	Securities with an aggregate market value of $7,593 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$91,622	$0	$91,622
Industrials	0	23,013	0	23,013
Utilities	0	12,587	0	12,587
Municipal Bonds & Notes
California	0	9,159	0	9,159
New York	0	221	0	221
Ohio	0	521	0	521
Texas	0	204	0	204
U.S. Government Agencies	0	107,292	0	107,292
U.S. Treasury Obligations	0	178,882	0	178,882
Mortgage-Backed Securities	0	31,412	0	31,412
Asset-Backed Securities	0	15,161	0	15,161
Sovereign Issues	0	32,869	0	32,869
Exchange-Traded Funds	60,252	0	0	60,252
Short-Term Instruments
Commercial Paper	0	3,496	0	3,496
Repurchase Agreements	0	5,855	0	5,855
U.S. Treasury Bills	0	4,986	0	4,986
	$60,252	$517,280	$0	$577,532

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	143,613	0	0	143,613

Total Investments	$203,865	$517,280	$0	$721,145

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(115,342)	0	(115,342)
U.S. Treasury Obligations	0	(31,104)	0	(31,104)
	$0	$(146,446)	$0	$(146,446)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	847	0	851
Over the counter	0	65,630	305	65,935
	$4	$66,477	$305	$66,786

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(639)	(13)	0	(652)
Over the counter	0	(18,930)	0	(18,930)

	$(639)	$(18,943)	$0	$(19,582)

Totals	$203,230	$418,368	$305	$621,903

Assets and liabilities valued at $17,805 transferred from Level 1 to Level 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Financial Derivative Instruments - Assets
Over the counter	$0	$320	$0	$0	$0	$(15)	$0	$0	$305	$(15)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Financial Derivative Instruments - Assets
Over the counter	$305	Indicative Market Quotation	Broker Quote	10.89

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.9%
BANK LOAN OBLIGATIONS 2.3%
AABS Ltd.
4.875% due 01/10/2038		$19,233	$19,034
Activision Blizzard, Inc.
3.250% due 10/11/2020		4,190	4,222
Alliance Boots Holdings Limited
3.971% due 07/10/2017	GBP	2,000	3,312
Ancestry.com, Inc.
5.250% due 12/28/2018		$10,651	10,709
Arch Coal, Inc.
6.250% due 05/16/2018		1,086	1,074
Biomet, Inc.
3.665% - 3.746% due 07/25/2017		2,939	2,966
Charter Communications Operating LLC
3.000% due 07/01/2020		1,990	1,975
CSC Holdings, Inc.
2.669% due 04/17/2020		11,144	11,051
Dell, Inc.
3.750% due 10/29/2018		5,000	5,017
4.500% due 04/29/2020		10,000	10,038
Endo Health Solutions, Inc.
3.750% due 12/12/2020		2,500	2,511
FMG Resources Pty. Ltd.
4.250% due 06/30/2019		13,529	13,735
Las Vegas Sands LLC
3.250% due 12/19/2020		10,317	10,319
Maxim Crane Works LP
10.250% due 11/26/2018		7,100	7,144
RPI Finance Trust
3.500% due 05/09/2018		14,336	14,399
4.000% due 11/09/2018		6,236	6,256
Sensata Technologies Finance Company LLC
3.250% due 05/12/2018		1,188	1,197
Tesoro Corp.
2.419% due 06/03/2016		3,975	4,012

Total Bank Loan Obligations (Cost $127,740)			128,971

CORPORATE BONDS & NOTES 58.7%
BANKING & FINANCE 30.9%
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,095
Ally Financial, Inc.
4.625% due 06/26/2015		100	104
5.500% due 02/15/2017		138	150
American Express Co.
6.800% due 09/01/2066		4,700	5,025
American Express Credit Corp.
5.375% due 10/01/2014	GBP	3,100	5,303
American International Group, Inc.
4.900% due 06/02/2014	CAD	2,000	1,906
5.050% due 10/01/2015		$4,100	4,395
5.450% due 05/18/2017		2,000	2,236
8.250% due 08/15/2018		10,650	13,342
ANZ New Zealand International Ltd.
3.125% due 08/10/2015		1,100	1,141
Aviation Loan Trust
2.356% due 12/15/2022		4,816	4,477
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017		14,500	15,624
Banco Continental SAECA
8.875% due 10/15/2017		3,400	3,634
Banco de Credito e Inversiones
3.000% due 09/13/2017		600	603
Banco del Estado de Chile
2.000% due 11/09/2017		8,600	8,465
Banco do Brasil S.A.
3.875% due 10/10/2022		3,100	2,705
Banco Santander Brasil S.A.
2.343% due 03/18/2014		23,750	23,753
4.250% due 01/14/2016		4,950	5,129
4.500% due 04/06/2015		8,650	8,931
4.625% due 02/13/2017		4,660	4,870
Banco Santander Chile
1.842% due 01/19/2016		5,000	4,978

3.750% due 09/22/2015		15,582	16,149
Banco Votorantim S.A.
5.250% due 02/11/2016		9,500	9,856
Bank of America Corp.
0.000% due 01/04/2017		35,000	33,228
4.750% due 08/01/2015		200	212
5.650% due 05/01/2018		16,000	18,222
5.750% due 08/15/2016		500	552
6.000% due 09/01/2017		23,275	26,587
Bank of America N.A.
0.709% due 11/14/2016		12,000	12,032
Bankia S.A.
3.500% due 12/14/2015	EUR	2,000	2,836
Barclays Bank PLC
10.179% due 06/12/2021		$3,290	4,367
14.000% due 06/15/2019 (b)	GBP	14,736	32,581
BBVA Bancomer S.A.
4.500% due 03/10/2016		$14,450	15,389
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		30,814	32,408
Bear Stearns Cos. LLC
5.700% due 11/15/2014		100	104
6.400% due 10/02/2017		6,000	6,967
7.250% due 02/01/2018		36,000	43,126
BioMed Realty LP
4.250% due 07/15/2022		3,000	2,881
6.125% due 04/15/2020		5,500	6,031
BNP Paribas S.A.
1.144% due 01/10/2014		24,425	24,429
BPCE S.A.
1.988% due 02/07/2014		11,700	11,718
5.700% due 10/22/2023		4,200	4,336
Cantor Fitzgerald LP
6.375% due 06/26/2015		2,345	2,433
7.875% due 10/15/2019		15,100	15,931
Citigroup, Inc.
0.367% due 03/07/2014		3,000	3,000
0.512% due 06/09/2016		1,500	1,477
1.037% due 04/01/2016		7,800	7,855
1.198% due 07/25/2016		11,200	11,324
1.250% due 01/15/2016		4,000	4,015
1.700% due 07/25/2016		11,000	11,110
3.953% due 06/15/2016		2,252	2,397
5.000% due 09/15/2014		13,265	13,645
5.500% due 10/15/2014		889	922
6.000% due 08/15/2017		1,600	1,824
6.125% due 11/21/2017		10,125	11,677
8.500% due 05/22/2019		4,650	5,963
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		6,700	7,059
Countrywide Capital
8.050% due 06/15/2027		12,000	14,205
Countrywide Financial Corp.
6.250% due 05/15/2016		270	298
Credit Agricole S.A.
8.125% due 09/19/2033		5,000	5,535
Credit Suisse AG
6.500% due 08/08/2023		13,600	14,501
Credit Suisse Group AG
7.500% due 12/11/2023 (b)		3,500	3,702
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (b)		9,500	11,013
Deutsche Annington Finance BV
3.200% due 10/02/2017		15,600	15,817
Digital Realty Trust LP
4.500% due 07/15/2015		2,900	3,017
Doctors Co.
6.500% due 10/15/2023		13,800	13,751
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		6,476	6,573
Eksportfinans ASA
0.890% due 06/16/2015	JPY	200,000	1,830
1.570% due 02/14/2018		500,000	4,362
2.000% due 09/15/2015		$1,900	1,876
2.375% due 05/25/2016		3,500	3,452
3.000% due 11/17/2014		400	402
Export-Import Bank of Korea
1.250% due 11/20/2015		8,300	8,346
3.750% due 10/20/2016		3,000	3,193
4.000% due 01/11/2017		1,200	1,277
5.875% due 01/14/2015		24,700	25,990
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	1,950	2,815
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$15,940	16,537

First American Financial Corp.
4.300% due 02/01/2023		10,350	9,862
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		2,350	2,412
7.000% due 04/15/2015		47,150	50,810
General Electric Capital Corp.
1.000% due 01/08/2016		6,700	6,720
GMAC International Finance BV
7.500% due 04/21/2015	EUR	300	442
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		$64,596	73,478
6.150% due 04/01/2018		12,298	14,109
6.250% due 09/01/2017		11,800	13,515
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		9,000	9,970
6.375% due 04/15/2021		3,800	4,219
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	10,427
Health Care REIT, Inc.
3.750% due 03/15/2023		5,000	4,701
Hospitality Properties Trust
5.000% due 08/15/2022		5,800	5,896
5.625% due 03/15/2017		800	869
6.300% due 06/15/2016		2,015	2,176
6.700% due 01/15/2018		3,000	3,367
7.875% due 08/15/2014		2,000	2,016
HSBC Bank PLC
4.125% due 08/12/2020		5,100	5,398
HSBC Finance Corp.
0.494% due 01/15/2014		3,000	3,000
0.669% due 06/01/2016		900	899
6.676% due 01/15/2021		18,400	21,148
HSBC Holdings PLC
5.100% due 04/05/2021		300	334
7.350% due 11/27/2032		692	849
ICICI Bank Ltd.
4.750% due 11/25/2016		1,500	1,571
5.000% due 01/15/2016		1,500	1,583
5.500% due 03/25/2015		3,300	3,419
ING Bank NV
2.000% due 09/25/2015		6,500	6,611
ING U.S., Inc.
2.900% due 02/15/2018		5,900	6,038
International Lease Finance Corp.
6.500% due 09/01/2014		13,000	13,488
6.750% due 09/01/2016		15,700	17,584
7.125% due 09/01/2018		6,460	7,510
Intesa Sanpaolo SpA
2.638% due 02/24/2014		15,030	15,074
3.125% due 01/15/2016		20,950	21,359
3.625% due 08/12/2015		13,000	13,382
Jefferies Finance LLC
7.375% due 04/01/2020		8,800	9,196
Jefferies LoanCore LLC
6.875% due 06/01/2020		750	746
JPMorgan Chase & Co.
0.959% due 03/31/2016		4,000	3,976
2.600% due 01/15/2016		3,550	3,658
6.000% due 01/15/2018		13,150	15,149
7.900% due 04/30/2018 (b)		33,273	36,717
JPMorgan Chase Bank N.A.
0.574% due 06/13/2016		600	597
0.994% due 05/31/2017	EUR	41,400	56,413
6.000% due 07/05/2017		$21,460	24,202
6.000% due 10/01/2017		10,129	11,594
KBC Bank NV
8.000% due 01/25/2023		1,600	1,772
Kilroy Realty LP
5.000% due 11/03/2015		1,500	1,601
Korea Development Bank
3.875% due 05/04/2017		10,000	10,561
Korea Exchange Bank
3.125% due 06/26/2017		5,650	5,802
Korea Finance Corp.
2.250% due 08/07/2017		18,100	18,134
Lazard Group LLC
6.850% due 06/15/2017		2,400	2,707
LBG Capital PLC
7.375% due 03/12/2020	EUR	371	545
7.625% due 12/09/2019	GBP	1,300	2,279
7.869% due 08/25/2020		16,416	29,046
LeasePlan Corp. NV
3.000% due 10/23/2017		$16,950	17,082
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 ^		300	65
6.875% due 05/02/2018 ^		3,403	744

Lloyds Bank PLC
12.000% due 12/16/2024 (b)		1,900	2,582
Marsh & McLennan Cos., Inc.
9.250% due 04/15/2019		2,000	2,592
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		28	32
6.875% due 04/25/2018		55,475	65,625
MetLife Institutional Funding
1.146% due 04/04/2014		4,400	4,410
Mitchells & Butlers Finance PLC
0.975% due 12/15/2028	GBP	1,321	1,977
Morgan Stanley
0.696% due 10/18/2016		$3,300	3,275
1.488% due 02/25/2016		15,000	15,203
3.450% due 11/02/2015		3,000	3,124
5.375% due 10/15/2015		7,075	7,613
5.950% due 12/28/2017		6,600	7,544
6.000% due 04/28/2015		500	533
6.625% due 04/01/2018		3,350	3,922
7.300% due 05/13/2019		17,900	21,751
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		14,600	16,882
National City Bank
0.612% due 06/07/2017		2,600	2,574
Nile Finance Ltd.
5.250% due 08/05/2015		300	303
Nippon Life Insurance Co.
5.000% due 10/18/2042		5,000	5,181
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		3,800	4,229
Pacific Life Insurance Co.
9.250% due 06/15/2039		9,800	13,612
Piper Jaffray Cos.
4.747% due 11/30/2015		11,800	11,881
Preferred Term Securities Ltd.
0.794% due 03/24/2034		63	49
Principal Financial Group, Inc.
8.875% due 05/15/2019		10,000	12,793
ProLogis LP
4.000% due 01/15/2018		2,000	2,121
QBE Capital Funding Ltd.
7.250% due 05/24/2041		8,100	8,389
QNB Finance Ltd.
3.125% due 11/16/2015		500	517
Rabobank Group
6.875% due 03/19/2020	EUR	10,000	15,626
11.000% due 06/30/2019 (b)		$11,555	15,325
Regions Financial Corp.
7.750% due 11/10/2014		3,157	3,332
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		13,900	14,928
SL Green Realty Corp.
4.500% due 12/01/2022		18,450	17,599
5.000% due 08/15/2018		6,000	6,400
SLM Corp.
0.538% due 01/27/2014		4,325	4,320
3.875% due 09/10/2015		600	623
5.625% due 08/01/2033		5,500	4,586
6.000% due 01/25/2017		6,500	7,061
6.250% due 01/25/2016		22,020	23,864
8.780% due 09/15/2016	MXN	60,000	4,697
Springleaf Finance Corp.
6.900% due 12/15/2017		$5,525	6,066
SSIF Nevada LP
0.944% due 04/14/2014		7,000	7,013
State Bank of India
4.125% due 08/01/2017		3,000	3,035
4.500% due 07/27/2015		1,915	1,971
Stone Street Trust
5.902% due 12/15/2015		3,100	3,324
UBS AG
4.750% due 05/22/2023		3,600	3,607
7.625% due 08/17/2022		1,500	1,718
7.750% due 09/01/2026		12,000	14,721
UDR, Inc.
3.700% due 10/01/2020		5,000	5,028
Vesey Street Investment Trust
4.404% due 09/01/2016		3,750	4,029
Wachovia Corp.
0.513% due 06/15/2017		11,000	10,924
0.576% due 10/28/2015		10,400	10,394
0.614% due 10/15/2016		1,400	1,393
Wells Fargo & Co.
1.250% due 07/20/2016		7,800	7,862
Wells Fargo Bank N.A.
0.448% due 05/16/2016		3,800	3,767

Weyerhaeuser Co.
7.125% due 07/15/2023	1,735	1,997
7.375% due 10/01/2019	10,415	12,635
7.950% due 03/15/2025	7,779	9,502
8.500% due 01/15/2025	11,314	14,417

		1,748,301

INDUSTRIALS 20.3%
AbbVie, Inc.
1.200% due 11/06/2015	10,900	11,016
2.000% due 11/06/2018	7,000	6,929
Activision Blizzard, Inc.
5.625% due 09/15/2021	6,000	6,225
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019	5,400	5,346
Air Canada Pass-Through Trust
4.125% due 11/15/2026	3,000	2,925
Alliance Data Systems Corp.
5.250% due 12/01/2017	6,350	6,620
Altria Group, Inc.
9.250% due 08/06/2019	4,158	5,481
9.700% due 11/10/2018	131	172
9.950% due 11/10/2038	3,216	4,907
America Movil S.A.B. de C.V.
1.244% due 09/12/2016	1,100	1,112
American Airlines Pass-Through Trust
5.250% due 07/31/2022	2,869	3,034
7.000% due 07/31/2019	3,513	3,715
American Airlines, Inc.
7.500% due 03/15/2016 ^	11,000	11,467
American Tower Corp.
4.500% due 01/15/2018	6,000	6,431
7.000% due 10/15/2017	10,000	11,531
Amgen, Inc.
3.450% due 10/01/2020	3,000	3,045
4.850% due 11/18/2014	3,845	3,989
5.700% due 02/01/2019	5,128	5,913
Arch Coal, Inc.
7.250% due 06/15/2021	4,575	3,523
8.000% due 01/15/2019	1,000	1,000
Asciano Finance Ltd.
6.000% due 04/07/2023	7,000	7,343
Aviation Capital Group Corp.
4.625% due 01/31/2018	11,600	12,015
7.125% due 10/15/2020	11,650	13,055
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	15,664	16,291
Baidu, Inc.
2.250% due 11/28/2017	3,000	2,986
3.500% due 11/28/2022	2,000	1,844
Barrick Gold Corp.
4.100% due 05/01/2023	400	362
Boston Scientific Corp.
6.250% due 11/15/2015	600	656
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	4,975	5,090
Cemex S.A.B. de C.V.
4.999% due 10/15/2018	3,400	3,539
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	129	138
China Resources Power East Foundation Co. Ltd.
7.250% due 05/09/2016 (b)	1,400	1,463
Cielo S.A.
3.750% due 11/16/2022	1,400	1,249
Cliffs Natural Resources, Inc.
3.950% due 01/15/2018 (d)	9,350	9,446
Clorox Co.
5.000% due 01/15/2015	1,000	1,046
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	4,000	3,971
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	491	546
Comcast Cable Communications LLC
8.875% due 05/01/2017	35	43
Comcast Corp.
5.150% due 03/01/2020	300	335
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	1,951	1,961
4.750% due 07/12/2022	2,676	2,844
6.250% due 10/11/2021	1,234	1,290
7.250% due 05/10/2021	11,383	13,034
9.000% due 01/08/2018	5,551	6,329
Continental Resources, Inc.
4.500% due 04/15/2023	3,100	3,146

5.000% due 09/15/2022	3,800	3,952
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^	10,400	1,560
Crown Castle Towers LLC
4.174% due 08/15/2037	5,500	5,804
5.495% due 01/15/2037	17,700	19,181
6.113% due 01/15/2040	3,670	4,116
CSN Resources S.A.
6.500% due 07/21/2020	1,200	1,219
CVS Pass-Through Trust
7.507% due 01/10/2032	19,545	23,307
D.R. Horton, Inc.
4.750% due 02/15/2023	12,800	12,208
Daimler Finance North America LLC
0.922% due 08/01/2016	4,000	4,011
DCP Midstream Operating LP
3.250% due 10/01/2015	3,500	3,617
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021	4,185	4,478
4.950% due 11/23/2020	1,936	2,086
6.200% due 01/02/2020	3,261	3,636
6.718% due 07/02/2024	1,244	1,381
7.750% due 06/17/2021	8,819	10,142
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^	3,000	367
Energy Transfer Partners LP
9.700% due 03/15/2019	7,467	9,674
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	24,019	25,659
Ensco PLC
3.250% due 03/15/2016	1,890	1,974
Enterprise Products Operating LLC
5.000% due 03/01/2015	500	524
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	13,500	16,514
FMC Technologies, Inc.
3.450% due 10/01/2022	1,910	1,760
FMG Resources Pty. Ltd.
7.000% due 11/01/2015	669	695
FQM Akubra, Inc.
7.500% due 06/01/2021	3,050	3,202
Freeport-McMoRan Corp.
9.500% due 06/01/2031	200	254
General Electric Co.
5.250% due 12/06/2017	2,570	2,910
Georgia-Pacific LLC
8.875% due 05/15/2031	10,000	13,893
GLP Capital LP
4.375% due 11/01/2018	700	717
GTL Trade Finance, Inc.
7.250% due 10/20/2017	9,300	10,497
Harvest Operations Corp.
6.875% due 10/01/2017	12,800	14,080
Heathrow Funding Ltd.
2.500% due 06/25/2017	13,400	13,580
Hiland Partners LP
7.250% due 10/01/2020	23,474	25,293
Hospira, Inc.
5.200% due 08/12/2020	1,900	1,972
5.800% due 08/12/2023	5,250	5,425
Host Hotels & Resorts LP
6.000% due 10/01/2021	1,900	2,069
Incitec Pivot Ltd.
4.000% due 12/07/2015	9,500	9,883
KB Home
7.500% due 09/15/2022	6,800	7,191
9.100% due 09/15/2017	905	1,066
Kern River Funding Corp.
4.893% due 04/30/2018	34	36
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	600	667
6.000% due 02/01/2017	15,200	17,048
6.500% due 09/01/2039	5,200	5,702
6.850% due 02/15/2020	350	416
9.000% due 02/01/2019	1,400	1,780
Kraft Foods Group, Inc.
2.250% due 06/05/2017	2,670	2,705
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	3,300	3,871
Masco Corp.
5.850% due 03/15/2017	4,500	4,961
6.125% due 10/03/2016	13,050	14,681
7.125% due 03/15/2020	9,983	11,446
7.750% due 08/01/2029	5,450	5,999
MCE Finance Ltd.
5.000% due 02/15/2021	3,000	2,932

Mid-America Apartments LP
5.500% due 10/01/2015		500	538
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		20,262	19,771
Mondelez International, Inc.
4.125% due 02/09/2016		1,649	1,749
Mongolian Mining Corp.
8.875% due 03/29/2017		10,985	8,733
Mylan, Inc.
2.600% due 06/24/2018		5,700	5,706
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (b)		19,200	19,104
New Gold, Inc.
6.250% due 11/15/2022		13,470	13,100
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022		9,968	7,967
Noble Holding International Ltd.
3.950% due 03/15/2022		3,000	2,934
Northwest Pipeline LLC
6.050% due 06/15/2018		30	35
NVR, Inc.
3.950% due 09/15/2022		4,000	3,782
OGX Austria GmbH
8.375% due 04/01/2022 ^		24,475	2,080
8.500% due 06/01/2018 ^		22,950	1,951
ONEOK Partners LP
2.000% due 10/01/2017		1,023	1,018
3.200% due 09/15/2018		1,350	1,381
3.375% due 10/01/2022		17,570	16,430
5.000% due 09/15/2023		4,300	4,467
Pearson Funding PLC
3.250% due 05/08/2023		4,950	4,464
Penske Truck Leasing Co. LP
2.500% due 07/11/2014		2,200	2,218
PepsiCo, Inc.
0.436% due 07/30/2015		4,000	4,008
Petrobras International Finance Co.
7.875% due 03/15/2019		20,000	22,743
Pioneer Natural Resources Co.
6.650% due 03/15/2017		5,651	6,446
6.875% due 05/01/2018		23,485	27,513
7.200% due 01/15/2028		4,297	5,169
7.500% due 01/15/2020		14,083	17,079
Pride International, Inc.
8.500% due 06/15/2019		35,560	44,870
QVC, Inc.
5.125% due 07/02/2022		1,344	1,330
Reynolds American, Inc.
7.750% due 06/01/2018		300	361
Rock Tenn Co.
4.900% due 03/01/2022		8,920	9,185
Rockies Express Pipeline LLC
3.900% due 04/15/2015		3,840	3,850
6.850% due 07/15/2018		23,570	23,040
Roofing Supply Group LLC
10.000% due 06/01/2020		5,750	6,497
SBA Tower Trust
5.101% due 04/15/2042		10,000	10,801
Softbank Corp.
4.500% due 04/15/2020		5,150	5,047
Southern Gas Networks PLC
0.807% due 10/21/2015	GBP	2,600	4,283
Southwestern Energy Co.
4.100% due 03/15/2022		$23,300	23,105
Sunoco Logistics Partners Operations LP
3.450% due 01/15/2023		8,650	7,951
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		5,800	5,501
5.125% due 02/22/2021		13,300	14,050
Symantec Corp.
3.950% due 06/15/2022		10,000	9,705
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015		3,000	3,107
3.992% due 02/16/2016		2,000	2,106
4.949% due 01/15/2015		6,000	6,252
5.431% due 02/03/2014	EUR	3,800	5,253
6.421% due 06/20/2016		$16,625	18,566
Tesoro Logistics LP
5.875% due 10/01/2020		14,840	15,248
Time Warner Cable, Inc.
5.000% due 02/01/2020		1,600	1,625
8.250% due 04/01/2019		5,900	6,916
8.750% due 02/14/2019		5,342	6,376
Times Square Hotel Trust
8.528% due 08/01/2026		748	974

Toll Brothers Finance Corp.
8.910% due 10/15/2017		7,510	9,106
Transocean, Inc.
3.800% due 10/15/2022		10,000	9,481
6.000% due 03/15/2018		2,000	2,244
7.375% due 04/15/2018		6,500	7,543
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		3,300	3,209
5.375% due 05/15/2023		500	492
5.900% due 04/01/2026		2,209	2,408
6.750% due 12/03/2022		6,176	6,562
7.125% due 04/22/2025		3,161	3,564
8.000% due 04/01/2021		1,629	1,816
UAL Pass-Through Trust
9.750% due 07/15/2018		988	1,137
10.125% due 03/22/2015 ^		43	26
10.400% due 05/01/2018		16,325	18,529
United Airlines Pass-Through Trust
4.300% due 02/15/2027		2,550	2,595
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		7,400	1,110
USG Corp.
6.300% due 11/15/2016		2,500	2,694
Vale Overseas Ltd.
4.375% due 01/11/2022		4,150	4,047
Verisk Analytics, Inc.
4.125% due 09/12/2022		2,650	2,566
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		8,400	9,145
Volkswagen International Finance NV
2.375% due 03/22/2017		1,700	1,747
Walter Energy, Inc.
8.500% due 04/15/2021		3,500	2,931
Western Gas Partners LP
4.000% due 07/01/2022		16,550	15,801
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,198
Williams Partners LP
4.500% due 11/15/2023		3,700	3,676
Wynn Las Vegas LLC
4.250% due 05/30/2023		6,500	6,102
5.375% due 03/15/2022		12,828	13,020
Wynn Macau Ltd.
5.250% due 10/15/2021		5,400	5,420
Xstrata Finance Canada Ltd.
2.050% due 10/23/2015		3,433	3,478
2.700% due 10/25/2017		10,100	10,220
Yellowstone Energy LP
5.750% due 12/31/2026		4,813	4,498

			1,150,294

UTILITIES 7.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,600	5,644
8.700% due 08/07/2018		29,300	35,771
Allegheny Energy Supply Co. LLC
5.750% due 10/15/2019		3,700	3,948
Ameren Illinois Co.
9.750% due 11/15/2018		488	645
Bruce Mansfield Unit
6.850% due 06/01/2034		3,571	3,769
Cia Energetica de Sao Paulo Inflation Linked Bond
9.750% due 01/15/2015	BRL	250	157
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		$1,250	1,430
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		10,350	10,764
Entergy Corp.
5.125% due 09/15/2020		9,900	10,458
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,174
FirstEnergy Corp.
2.750% due 03/15/2018		10,250	10,077
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		12,500	13,325
8.146% due 04/11/2018		3,600	4,257
9.250% due 04/23/2019		7,950	9,818
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		2,200	2,254
Jersey Central Power & Light Co.
4.800% due 06/15/2018		5,500	5,799
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		9,000	8,955

MarkWest Energy Partners LP
4.500% due 07/15/2023		8,550	8,058
Midwest Generation LLC
8.560% due 01/02/2016 ^		594	680
NGPL PipeCo LLC
7.119% due 12/15/2017		65,310	59,432
Plains All American Pipeline LP
5.000% due 02/01/2021		3,400	3,744
8.750% due 05/01/2019		3,000	3,839
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	166
Qtel International Finance Ltd.
4.750% due 02/16/2021		5,500	5,789
Rosneft Finance S.A.
7.500% due 07/18/2016		21,200	23,903
Sprint Communications, Inc.
8.375% due 08/15/2017		500	581
Targa Resources Partners LP
5.250% due 05/01/2023		30,054	29,265
Telecom Italia SpA
7.375% due 12/15/2017	GBP	7,050	12,885
Verizon Communications, Inc.
4.500% due 09/15/2020		$39,300	42,086
5.150% due 09/15/2023		93,000	99,888

			427,561

Total Corporate Bonds & Notes (Cost $3,278,619)			3,326,156

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 0.7%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		7,200	9,193
7.550% due 04/01/2039		1,300	1,683
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014		3,000	3,036
5.450% due 04/01/2015		14,000	14,862
5.950% due 04/01/2016		5,000	5,548
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014		3,320	3,322

			37,644

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029		7,500	8,213

LOUISIANA 0.1%
Louisiana Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043		3,000	3,006

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040		10,000	11,881

OHIO 0.1%
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034		2,500	2,776

TEXAS 0.7%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039		10,000	10,680
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		18,000	20,373
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029		10,000	10,957

			42,010

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029		2,000	2,185

Total Municipal Bonds & Notes (Cost $96,940)			107,715

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
3.500% due 01/01/2044	10,000	9,937

Total U.S. Government Agencies (Cost $9,945)		9,937

U.S. TREASURY OBLIGATIONS 17.3%
U.S. Treasury Bonds
3.125% due 02/15/2042 (f)(h)	53,330	45,805
3.625% due 08/15/2043 (d)	97,300	91,530
3.750% due 11/15/2043	33,500	32,252
4.750% due 02/15/2041 (d)(f)(h)	188,150	215,726
5.250% due 02/15/2029	27,100	32,550
5.500% due 08/15/2028 (f)(h)	54,000	66,428
U.S. Treasury Notes
0.500% due 12/15/2016	37,000	36,848
1.000% due 05/31/2018	64,500	63,074
1.375% due 06/30/2018 (d)(h)	177,700	176,305
1.500% due 08/31/2018 (h)	39,500	39,282
2.125% due 08/15/2021 (f)(h)	33,600	32,507
2.500% due 08/15/2023 (f)	15,690	15,041
3.125% due 05/15/2021 (d)(f)(h)	125,400	130,573

Total U.S. Treasury Obligations (Cost $994,994)		977,921

MORTGAGE-BACKED SECURITIES 4.5%
Adjustable Rate Mortgage Trust
4.927% due 01/25/2036	1,707	1,571
American Home Mortgage Assets Trust
0.285% due 10/25/2046	5,582	3,952
0.843% due 02/25/2047	7,691	4,756
American Home Mortgage Investment Trust
2.099% due 11/25/2045 ^	1,949	1,535
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	110	120
5.746% due 02/10/2051	1,000	1,106
Banc of America Funding Corp.
0.357% due 10/20/2036	4,918	3,553
0.447% due 06/20/2047	2,000	1,296
0.565% due 05/25/2037	1,336	911
45.080% due 07/25/2047	1,745	2,673
BCAP LLC Trust
0.375% due 04/25/2037	1,918	1,644
0.385% due 05/25/2047	3,432	2,515
5.476% due 07/26/2035	1,570	1,604
Bear Stearns Adjustable Rate Mortgage Trust
2.703% due 08/25/2035	567	517
Bear Stearns Alt-A Trust
0.485% due 08/25/2036	1,608	943
2.700% due 03/25/2036 ^	584	407
2.801% due 08/25/2036 ^	2,462	1,744
Chase Mortgage Finance Trust
5.500% due 07/25/2037	8,224	7,570
Chaseflex Trust
0.505% due 08/25/2037	1,418	988
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	1,300	1,420
5.705% due 12/10/2049	91	102
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	200	218
5.886% due 11/15/2044	98	110
Countrywide Alternative Loan Trust
0.325% due 12/25/2046 ^	1,559	1,395
0.335% due 11/25/2036	1,164	975
0.335% due 05/25/2047	15,821	13,550
0.355% due 08/25/2046	10,978	8,087
0.355% due 09/25/2046 ^	8,139	5,924
0.357% due 09/20/2046	8,872	6,470
0.377% due 03/20/2046	2,234	1,617
0.377% due 09/20/2046	6,854	4,389
0.455% due 05/25/2036	26,341	15,970
0.515% due 05/25/2037 ^	2,057	1,364
0.949% due 08/25/2046	5,237	3,929
0.965% due 12/25/2035	1,864	1,458
6.000% due 08/25/2036 ^	1,494	1,257
6.000% due 01/25/2037 ^	84	70
6.000% due 08/25/2037	2,317	1,554
6.500% due 12/25/2036	837	656
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	873	900
DBUBS Mortgage Trust
4.537% due 07/10/2044	300	322

Deutsche ALT-A Securities, Inc.
0.305% due 08/25/2037	16,581	12,908
0.365% due 02/25/2047	3,488	2,865
First Horizon Alternative Mortgage Securities
6.000% due 08/25/2036 ^	2,602	2,280
First Horizon Mortgage Pass-Through Trust
2.399% due 11/25/2037	2,637	2,289
HarborView Mortgage Loan Trust
0.356% due 09/19/2037	5,890	4,661
0.416% due 01/19/2036	5,176	3,464
0.993% due 12/19/2036 ^	4,898	3,883
2.727% due 06/19/2036 ^	1,943	1,340
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037	453	437
IndyMac Mortgage Loan Trust
0.405% due 06/25/2037	3,195	2,847
JPMorgan Alternative Loan Trust
0.275% due 09/25/2036 ^	2,190	1,730
2.743% due 05/25/2037 ^	3,422	2,575
6.310% due 08/25/2036	3,000	2,199
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	200	221
Lehman Mortgage Trust
6.000% due 07/25/2037	1,512	1,300
Lehman XS Trust
0.365% due 08/25/2046	4,722	3,815
0.395% due 04/25/2046	6,905	5,270
Luminent Mortgage Trust
0.405% due 04/25/2036	3,743	2,555
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036	363	333
0.415% due 11/25/2035	109	100
2.959% due 05/25/2033	17	17
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	2,000	2,171
5.700% due 09/12/2049	100	111
Morgan Stanley Capital Trust
5.569% due 12/15/2044	1,000	1,081
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^	2,209	1,497
6.310% due 07/25/2036 ^	6,322	4,283
Residential Accredit Loans, Inc. Trust
0.345% due 05/25/2036	3,826	2,923
0.345% due 09/25/2036	1,719	1,249
0.355% due 08/25/2036	3,425	2,619
0.355% due 09/25/2036	3,267	2,374
0.515% due 08/25/2035 ^	6,498	4,887
0.943% due 09/25/2046 ^	1,703	1,076
3.049% due 07/25/2035	1,013	961
3.534% due 09/25/2035 ^	951	734
3.590% due 12/25/2035	7,058	5,630
3.777% due 01/25/2036 ^	4,299	3,214
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 07/25/2037 ^	1,046	937
Sequoia Mortgage Trust
0.367% due 05/20/2035	425	381
Structured Adjustable Rate Mortgage Loan Trust
0.465% due 08/25/2036	3,242	2,442
2.588% due 02/25/2036 ^	3,858	3,209
5.038% due 05/25/2036	696	694
5.090% due 05/25/2036	5,183	4,374
5.870% due 07/25/2036	3,368	2,390
Structured Asset Mortgage Investments Trust
0.285% due 08/25/2036	2,715	1,982
0.375% due 08/25/2036	1,810	1,334
Thornburg Mortgage Securities Trust
6.102% due 09/25/2037	148	154
Wachovia Mortgage Loan Trust LLC
2.597% due 10/20/2035 ^	741	653
2.790% due 05/20/2036 ^	3,061	2,613
WaMu Mortgage Pass-Through Certificates
2.213% due 07/25/2047	2,806	2,034
2.357% due 10/25/2035	2,117	2,039
2.381% due 12/25/2035	1,423	1,314
4.746% due 06/25/2037	3,238	2,845
4.784% due 07/25/2037 ^	1,565	1,437
4.835% due 05/25/2037	2,779	2,657
Washington Mutual MSC Mortgage Pass-Through Certificates
6.000% due 07/25/2036	696	514
6.000% due 06/25/2037 ^	8,638	7,166
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	740	666
6.000% due 06/25/2037 ^	810	730
6.250% due 11/25/2037 ^	2,128	1,930

Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^		5,397	5,186

Total Mortgage-Backed Securities (Cost $213,791)			252,722

ASSET-BACKED SECURITIES 3.8%
ACE Securities Corp. Home Equity Loan Trust
0.325% due 08/25/2036		1,998	737
0.365% due 12/25/2036		7,314	2,645
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.625% due 07/25/2035		3,100	2,935
0.765% due 02/25/2034		1,873	1,828
Argent Securities Trust
0.275% due 09/25/2036		1,745	705
Ballyrock CLO Ltd.
0.458% due 08/28/2019		164	164
Bear Stearns Asset-Backed Securities Trust
0.315% due 11/25/2036		3,875	2,723
0.325% due 08/25/2036		5,300	3,613
0.335% due 01/25/2037		2,967	1,369
0.405% due 06/25/2047		2,700	2,228
0.515% due 12/25/2035		915	610
0.515% due 04/25/2037		4,900	2,247
1.415% due 08/25/2037		2,225	1,937
Berica Asset-Backed Security SRL
0.593% due 12/30/2055	EUR	13,352	17,806
Citigroup Mortgage Loan Trust, Inc.
0.435% due 05/25/2037		$4,254	2,263
Countrywide Asset-Backed Certificates
0.295% due 11/25/2037		5,725	5,621
0.305% due 07/25/2037		6,300	4,436
0.315% due 01/25/2037		1,841	1,628
0.325% due 09/25/2046		18,896	15,094
0.335% due 05/25/2037		5,929	4,737
0.345% due 06/25/2047		2,000	1,601
0.385% due 09/25/2047		1,500	1,101
0.405% due 03/25/2037		3,800	1,518
0.515% due 03/25/2036 ^		23,105	16,606
5.427% due 10/25/2046		4,355	3,583
Credit-Based Asset Servicing and Securitization LLC
0.315% due 11/25/2036		2,212	1,207
First Franklin Mortgage Loan Trust
0.595% due 05/25/2035		2,742	2,706
Fremont Home Loan Trust
0.315% due 01/25/2037		2,453	1,231
GSAA Home Equity Trust
5.332% due 03/25/2036		4,450	3,304
5.995% due 03/25/2046 ^		3,044	2,283
HSI Asset Securitization Corp. Trust
0.345% due 04/25/2037		5,800	3,541
Inwood Park CDO Ltd.
0.467% due 01/20/2021		2,233	2,226
JPMorgan Mortgage Acquisition Trust
0.355% due 03/25/2047		3,770	2,091
Lehman XS Trust
0.345% due 06/25/2036		1,667	1,146
Madison Park Funding Ltd.
0.509% due 05/10/2019		336	335
Magi Funding PLC
0.591% due 04/11/2021	EUR	3,081	4,188
MASTR Asset-Backed Securities Trust
0.405% due 03/25/2036		$4,500	2,435
Merrill Lynch Mortgage Investors Trust
0.235% due 04/25/2047		2,466	1,268
0.275% due 03/25/2037		2,916	1,958
0.335% due 07/25/2037		2,096	1,043
0.345% due 03/25/2037		6,789	3,539
0.425% due 03/25/2037		16,900	8,917
Morgan Stanley ABS Capital, Inc. Trust
0.305% due 10/25/2036		1,789	1,025
0.315% due 11/25/2036		2,909	1,627
0.315% due 12/25/2036		1,379	710
0.385% due 10/25/2036		1,956	1,132
0.415% due 08/25/2036		10,600	5,672
0.415% due 03/25/2037		3,603	1,892
Morgan Stanley Home Equity Loan Trust
0.515% due 04/25/2037		1,968	1,197
National Collegiate Student Loan Trust
0.425% due 02/26/2029		1,500	1,212
0.435% due 03/26/2029		500	413
New Century Home Equity Loan Trust
0.495% due 02/25/2036		3,000	2,551
NovaStar Mortgage Funding Trust
0.315% due 03/25/2037		1,882	881
0.375% due 01/25/2037		6,961	3,082

0.415% due 10/25/2036		2,102	890
Option One Mortgage Loan Trust
0.305% due 01/25/2037		7,700	4,277
RAAC Series
1.665% due 09/25/2047		3,200	2,353
Residential Asset Mortgage Products Trust
0.465% due 03/25/2036		3,000	2,220
0.785% due 05/25/2035		4,219	3,741
Residential Asset Securities Corp. Trust
0.315% due 08/25/2036		3,297	2,876
0.415% due 08/25/2036		3,900	2,758
0.485% due 01/25/2036		2,000	1,890
Rhodium BV
0.827% due 05/27/2084	EUR	859	1,127
Saxon Asset Securities Trust
0.960% due 03/25/2035		$2,355	2,016
Securitized Asset-Backed Receivables LLC Trust
0.415% due 03/25/2036		2,001	1,134
Specialty Underwriting & Residential Finance Trust
0.315% due 06/25/2037		1,097	699
0.465% due 12/25/2036		8,100	5,505
5.850% due 02/25/2037		2,416	1,339
Structured Asset Investment Loan Trust
0.315% due 09/25/2036		2,160	1,600
0.325% due 05/25/2036		1,193	872
Structured Asset Securities Corp.
0.335% due 12/25/2036		5,500	4,044
WG Horizons CLO
0.496% due 05/24/2019		8,574	8,460

Total Asset-Backed Securities (Cost $183,132)			212,348

SOVEREIGN ISSUES 4.3%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		5,000	5,062
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	10,821	4,587
10.000% due 01/01/2017		246	99
10.000% due 01/01/2021		122	45
10.000% due 01/01/2023		122	44
Italy Buoni Poliennali Del Tesoro
3.500% due 12/01/2018	EUR	24,900	35,536
4.500% due 07/15/2015		20,000	28,902
4.750% due 06/01/2017		19,250	28,710
Junta de Castilla y Leon
6.270% due 02/19/2018		2,700	4,161
6.505% due 03/01/2019		1,800	2,842
Slovenia Government International Bond
4.700% due 11/01/2016		15,000	21,423
Spain Government International Bond
3.750% due 10/31/2015		44,200	63,397
3.750% due 10/31/2018		27,100	39,035
3.800% due 01/31/2017		7,600	11,000

Total Sovereign Issues (Cost $238,821)			244,843

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Health Care REIT, Inc.
6.500% due 12/31/2049 (b)		84,000	4,306
Wells Fargo & Co.
7.500% due 12/31/2049 (b)		15,500	17,127

			21,433

UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		53,150	2,811

Total Convertible Preferred Securities (Cost $17,178)			24,244

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
AgriBank FCB
6.875% due 01/01/2024 (b)		30,000	2,961
Citigroup Capital
7.875% due 10/30/2040		48,000	1,308
CoBank ACB
6.250% due 10/01/2022 (b)		25,000	2,408

Farm Credit Bank of Texas
10.000% due 12/15/2020 (b)	13,000	15,186
SLM Corp. CPI Linked Security
3.185% due 03/15/2017	21,400	506

Total Preferred Securities (Cost $20,299)		22,369

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.1%
CERTIFICATES OF DEPOSIT 1.6%
Banco do Brasil S.A.
0.000% due 01/24/2014	$9,350	9,343
2.265% due 02/14/2014	25,000	25,002
Itau Unibanco Holding S.A.
0.000% due 03/03/2014	56,750	56,615

		90,960

COMMERCIAL PAPER 10.4%
American Honda Finance Corp.
0.080% due 01/06/2014	20,000	20,000
0.100% due 03/06/2014	40,000	39,992
BMW U.S. Capital LLC
0.090% due 01/10/2014	10,000	10,000
BP Capital Markets PLC
0.050% due 01/03/2014	50,000	50,000
Chevron Corp.
0.080% due 02/12/2014	50,000	49,995
0.080% due 02/14/2014	20,000	19,998
CNPC Finance Ltd.
0.340% due 01/06/2014	50,000	49,998
Coca-Cola Co.
0.110% due 03/18/2014	50,000	49,989
Dominion Resources
0.260% due 01/22/2014	30,000	29,996
Duke Energy Corp.
0.270% due 02/21/2014	25,000	24,991
Ford Motor Credit Co.
0.840% due 06/02/2014	300	299
0.900% due 07/01/2014	300	299
GlaxoSmithKline Finance PLC
0.100% due 01/07/2014	50,000	49,999
Nissan Motor Acceptance Corp.
0.300% due 02/11/2014	10,000	9,997
0.320% due 02/10/2014	23,000	22,992
0.320% due 02/11/2014	25,000	24,991
PepsiCo, Inc.
0.060% due 01/22/2014	20,000	19,999
Toyota Motor Credit
0.070% due 01/23/2014	17,000	16,999
0.130% due 03/25/2014	50,000	49,988
Walt Disney Co.
0.100% due 03/24/2014	50,000	49,988

		590,510

REPURCHASE AGREEMENTS (c) 0.0%		1,393

SHORT-TERM NOTES 0.0%
Mid-America Apartments LP
6.250% due 06/15/2014	2,500	2,562

U.S. TREASURY BILLS 0.1%
0.115% due 10/16/2014 - 12/11/2014 (a)(d)(h)	3,360	3,357

Total Short-Term Instruments (Cost $688,733)		688,782

Total Investments in Securities (Cost $5,870,192)		5,996,008

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	15,171	152
PIMCO Short-Term Floating NAV Portfolio III	5,150	51

Total Short-Term Instruments (Cost $203)		203

Total Investments in Affiliates (Cost $203)		203

Total Investments 105.9% (Cost $5,870,395)		$5,996,211
Financial Derivative Instruments (e)(g) (0.4%) (Cost or Premiums, net $(21,581))		(24,564)
Other Assets and Liabilities, net (5.5%)		(309,898)

Net Assets 100.0%		$5,661,749

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$1,393	Freddie Mac 2.080% due 10/17/2022	$(1,421)	$1,393	$1,393

Total Repurchase Agreements						$(1,421)	$1,393	$1,393

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
FOB	(4.000%)	12/31/2013	12/30/2015	$(2,480)	$(2,480)

Total Reverse Repurchase Agreements					$(2,480)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	(0.080%)	12/24/2013	01/08/2014	$(36,844)	$(36,848)
	0.050%	12/31/2013	01/03/2014	(19,092)	(19,096)
	0.190%	12/20/2013	01/10/2014	(138,339)	(138,453)
FOB	0.110%	12/30/2013	01/03/2014	(2,116)	(2,116)
GSC	0.000%	12/31/2013	01/02/2014	(2,597)	(2,597)
	0.201%	12/20/2013	01/09/2014	(79,967)	(79,447)
	0.230%	12/26/2013	01/02/2014	(37,428)	(37,433)

Total Sale-Buyback Transactions					$(315,990)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $343,221 at a weighted average interest rate of (0.015%).
(3)	Payable for sale-buyback transactions includes $132 of deferred price drop on sale-buyback transactions.

(d)	Securities with an aggregate market value of $316,028 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	458	$(161)	$(229)

Total Written Options				$(161)	$(229)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Long	06/2015	7,897	$(2,177)	$0	$(296)
90-Day Eurodollar June Futures	Long	06/2016	586	(561)	0	(29)
90-Day Eurodollar March Futures	Long	03/2016	1,125	(655)	0	(56)
90-Day Eurodollar September Futures	Long	09/2015	8,919	(3,294)	0	(446)
90-Day Eurodollar September Futures	Long	09/2016	382	(430)	0	(24)
Euro-Bund 10-Year Bond March Futures	Long	03/2014	77	(242)	22	0
U.S. Treasury 5-Year Note March Futures	Long	03/2014	351	(431)	0	(270)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	3,582	(7,931)	0	(616)

Total Futures Contracts				$(15,721)	$22	$(1,737)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

							Variation Margin
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
Mexico Government International Bond	1.000%	12/20/2018	0.878%	$15,000	$100	$111	$1	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	$1,800	$(184)	$(194)	$0	$(4)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-19 5-Year Index	5.000%	12/20/2017	$1,800	$184	$55	$4	$0
CDX.IG-19 5-Year Index	1.000%	12/20/2017	361,545	7,868	5,602	188	0
CDX.IG-20 5-Year Index	1.000%	06/20/2018	249,700	5,055	2,743	151	0
CDX.IG-21 5-Year Index	1.000%	12/20/2018	50,700	926	275	33	0

				$14,033	$8,675	$376	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.800%	07/15/2014		$227,100	$(1,211)	$(407)	$0	$(0)
Pay	3-Month USD-LIBOR	1.500%	09/16/2016		822,000	1,377	2,865	0	(226)
Pay	3-Month USD-LIBOR	2.650%	07/31/2023		16,800	(376)	(331)	0	(89)
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	24,700	(16)	129	61	0
Pay	6-Month AUD-BBR-BBSW	4.500%	06/15/2022		85,000	549	577	228	0
Receive	6-Month EUR-EURIBOR	2.250%	03/19/2024	EUR	166,700	(596)	(2,840)	0	(508)
Receive	6-Month GBP-LIBOR	3.000%	03/19/2024	GBP	15,200	151	98	0	(110)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	14,000,000	(1,485)	(1,971)	444	0

						$(1,607)	$(1,880)	$733	$(933)

Total Swap Agreements						$12,342	$6,712	$1,110	$(937)

(f)	Securities with an aggregate market value of $36,772 and cash of $17,806 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	AUD	1,141		$1,032	$14	$0
	01/2014	EUR	42,997		58,233	0	(918)
	01/2014		$5,187	AUD	5,853	38	0
	02/2014	AUD	5,853		$5,177	0	(38)
	02/2014		$21,432	GBP	13,116	283	0
	03/2014		2,000	MXN	26,284	3	0
BPS	01/2014	GBP	73,359		$118,420	0	(3,059)
	01/2014		$6,012	GBP	3,676	76	0
	02/2014	JPY	5,674,700		$55,094	1,197	0
	02/2014		$1,441	JPY	148,400	0	(31)
BRC	01/2014		1,293	EUR	950	14	0
CBK	01/2014	EUR	64,912		$87,932	0	(1,368)
	01/2014		$1,113	AUD	1,249	2	0
	01/2014		29,808	EUR	21,767	137	0
	01/2014		5,878	GBP	3,634	139	0
DUB	01/2014	EUR	4,337		$5,965	0	(1)
	01/2014		$108,192	GBP	66,049	1,182	0
	01/2014	ZAR	70,397		$6,932	233	0
	02/2014	GBP	66,049		108,168	0	(1,182)
	02/2014		$1,132	EUR	824	2	0
	03/2014	CAD	3,987		$3,741	0	(6)
FBF	01/2014	EUR	139,478		188,639	0	(3,240)
GLM	03/2014		$1,070	MXN	13,932	0	(8)
HUS	01/2014	EUR	4,006		$5,492	0	(19)
	01/2014		$1,322	EUR	967	9	0
	02/2014	JPY	1,312,378		$13,216	752	0
JPM	03/2014		$20,385	MXN	266,896	3	(49)
	04/2016	CNY	13,651		$2,014	0	(199)
	04/2016		$2,300	CNY	13,651	0	(87)
MSC	01/2014	BRL	33,520		$14,349	141	0
	01/2014		$14,213	BRL	33,520	0	(5)
	02/2014		14,237		33,520	0	(143)
	03/2014		3,916	MXN	51,724	26	0
RYL	03/2014		5,000		65,158	0	(35)
	04/2014	CNY	60,000		$9,179	0	(639)
	04/2014		$9,802	CNY	60,000	15	0
SOG	01/2014	AUD	5,961		$5,443	121	0
UAG	01/2014		$337,403	EUR	246,910	2,271	0
	02/2014	EUR	246,910		$337,406	0	(2,263)
	02/2014		$5	NOK	30	0	0
WST	01/2014	EUR	14,864		$20,000	0	(449)

Total Forward Foreign Currency Contracts						$6,658	$(13,739)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$89,400	$7,086	$14,925

Total Purchased Options							$7,086	$14,925

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	94,300	$(176)	$(140)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		94,300	(210)	(31)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		26,500	(51)	(39)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		26,500	(58)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014		19,800	(139)	0
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		55,700	(101)	(83)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		55,700	(113)	(18)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$375,400	(7,057)	(15,188)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.500%	03/17/2014	EUR	31,900	(94)	(122)
FBF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.750%	03/24/2014		18,000	(61)	(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300%	03/24/2014		18,000	(170)	(199)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		28,900	(60)	(43)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		28,900	(60)	(9)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$878,900	(984)	(1,624)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		527,700	(757)	(29)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014		527,700	(2,341)	(4,045)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		33,500	(147)	0
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	112,600	(217)	(167)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		112,600	(217)	(37)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$215,700	(997)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		84,700	(898)	(45)

								$(14,908)	$(21,836)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.700%	03/19/2014	EUR	90,400	$(125)	$(235)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.100%	03/19/2014		90,400	(124)	(41)
CBK	Call - OTC CDX.IG-21 5-Year Index	Buy	0.700%	01/15/2014		$20,100	(25)	(70)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.700%	01/15/2014		20,100	(65)	(4)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.300%	01/15/2014	EUR	34,000	(89)	0
JPM	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.700%	03/19/2014		5,200	(6)	(14)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.100%	03/19/2014		5,200	(9)	(2)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.400%	03/19/2014		100,000	(388)	(13)

							$(831)	$(379)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$(30)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	(273)	(22)

						$(513)	$(52)

Total Written Options						$(16,252)	$(22,267)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.900%)	06/20/2019	0.425%	$2,000	$0	$(51)	$0	$(51)
BPS	Altria Group, Inc.	(1.300%)	12/20/2018	0.380%	3,000	0	(135)	0	(135)
BRC	American Electric Power Co., Inc.	(0.793%)	06/20/2019	0.387%	36,000	0	(784)	0	(784)
	Black & Decker Corp.	(2.250%)	06/20/2014	0.046%	4,000	0	(45)	0	(45)
CBK	Kohl’s Corp.	(1.000%)	12/20/2018	1.177%	10,000	255	(175)	80	0

						$255	$(1,190)	$80	$(1,015)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	1.335%		$2,800	$(37)	$10	$0	$(27)
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		3,600	(191)	47	0	(144)
	Caterpillar, Inc.	1.000%	03/20/2016	0.121%		14,300	198	87	285	0
	China Government International Bond	1.000%	12/20/2018	0.753%		100	1	0	1	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		100	(5)	2	0	(3)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		7,750	(10)	58	48	0
	New York State General Obligation Bonds, Series 2005	1.850%	03/20/2021	0.572%		1,100	0	92	92	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.220%		2,600	(12)	53	41	0
	Shell International Finance BV	1.000%	03/20/2016	0.068%	EUR	3,800	103	8	111	0
	Telefonica Emisiones, S.A.U.	1.000%	06/20/2018	1.037%		700	(58)	57	0	(1)
	Toyota Motor Corp.	1.000%	03/20/2015	0.088%		$18,000	24	184	208	0
	Whirlpool Corp.	1.000%	09/20/2017	0.515%		4,300	(181)	259	78	0
BPS	Anheuser-Busch InBev Worldwide, Inc.	1.000%	12/20/2018	0.404%	EUR	3,700	146	3	149	0
	Dow Chemical Co.	1.000%	06/20/2017	0.352%		$3,100	(71)	141	70	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	1.001%		15,000	(385)	390	5	0
	Metro AG	1.000%	09/20/2014	0.064%		10,000	(44)	116	72	0
	Newmont Mining Corp.	1.000%	06/20/2018	2.055%		4,300	(134)	(57)	0	(191)
	Petrobras International Finance Co.	1.000%	06/20/2015	1.406%		2,500	(17)	3	0	(14)
BRC	BMW Finance NV	1.000%	06/20/2018	0.326%		500	6	10	16	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		800	(7)	9	2	0
	China Government International Bond	1.000%	12/20/2018	0.753%		16,550	205	(2)	203	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		7,100	(354)	151	0	(203)
	Morgan Stanley	1.000%	12/20/2018	0.838%		7,500	11	50	61	0
	Pacific Gas & Electric Co.	3.650%	03/20/2014	0.083%		8,000	0	73	73	0
	Petrobras International Finance Co.	1.000%	03/20/2014	0.913%		43,250	(104)	128	24	0
	Pioneer Natural Resources Co.	1.000%	09/20/2017	0.441%		5,000	(254)	358	104	0
	SoftBank Corp.	1.000%	12/20/2017	1.510%	JPY	60,000	(65)	54	0	(11)
	Statoil ASA	1.000%	06/20/2016	0.099%		$8,600	168	27	195	0
	Time Warner Cable, Inc.	1.000%	12/20/2015	0.498%		4,000	(39)	80	41	0
	Toyota Motor Corp.	1.000%	03/20/2015	0.088%		4,500	21	31	52	0
	Unitymedia KabelBW GmbH	5.000%	12/20/2020	3.767%	EUR	2,000	133	69	202	0
	UPC Holding BV	5.000%	09/20/2017	2.389%		10,000	(656)	1,957	1,301	0
	Volkswagen International Finance NV	1.000%	06/20/2018	0.352%		$500	5	10	15	0
CBK	Anadarko Petroleum Corp.	1.000%	03/20/2017	0.565%		10,000	(245)	388	143	0
	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.413%	EUR	10,000	274	125	399	0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		$7,400	(332)	37	0	(295)
	Dominion Resources, Inc.	0.670%	06/20/2015	0.092%		100	0	1	1	0
	Kinder Morgan Energy Partners LP	1.000%	03/20/2023	1.328%		3,900	(236)	136	0	(100)
	Spain Government International Bond	1.000%	12/20/2018	1.490%		4,800	(152)	44	0	(108)
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.312%		2,000	(5)	40	35	0
DUB	Bank of America Corp.	1.000%	12/20/2018	0.743%		13,900	64	112	176	0
	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.413%	EUR	5,000	137	62	199	0
	China Government International Bond	1.000%	12/20/2018	0.753%		$3,700	33	13	46	0
	Danone	1.000%	03/20/2016	0.120%		2,000	32	8	40	0
	Devon Energy Corp.	1.000%	06/20/2018	0.540%		3,500	(10)	82	72	0
	Dow Chemical Co.	1.000%	06/20/2017	0.352%		5,000	(100)	214	114	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		1,800	(84)	32	0	(52)
	ITAU Unibanco Holdings S.A.	1.000%	03/20/2014	2.123%		2,800	(2)	(4)	0	(6)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		2,000	7	6	13	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.274%		20,000	(202)	605	403	0
	Petrobras International Finance Co.	1.000%	06/20/2015	1.406%		33,100	(94)	(91)	0	(185)
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.220%		13,500	(17)	230	213	0
	Shell International Finance BV	1.000%	06/20/2016	0.084%		1,900	38	6	44	0
FBF	Anheuser-Busch InBev Worldwide, Inc.	1.000%	12/20/2018	0.404%	EUR	9,100	364	4	368	0
	Danone	1.000%	12/20/2015	0.110%		400	8	2	10	0
	Devon Energy Corp.	1.000%	06/20/2018	0.540%		$3,170	(6)	71	65	0
	Encana Corp.	1.000%	03/20/2017	0.441%		13,000	(511)	749	238	0
	Encana Corp.	1.000%	09/20/2017	0.573%		1,500	(42)	66	24	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		3,600	10	13	23	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.274%		5,000	(50)	151	101	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.220%		1,500	(11)	35	24	0
	Statoil ASA	1.000%	06/20/2016	0.099%		3,000	58	10	68	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.312%		2,700	(11)	58	47	0
	Whirlpool Corp.	1.000%	09/20/2017	0.515%		7,000	(262)	389	127	0
GST	Anadarko Petroleum Corp.	1.000%	12/20/2017	0.702%		10,000	(218)	337	119	0
	Anheuser-Busch InBev Worldwide, Inc.	1.000%	12/20/2018	0.404%	EUR	3,300	127	7	134	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.091%		$5,000	22	81	103	0
	BP Capital Markets America, Inc.	1.000%	06/20/2016	0.122%		5,500	49	73	122	0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		21,500	(1,106)	250	0	(856)
	China Government International Bond	1.000%	12/20/2018	0.753%		11,850	134	11	145	0
	Forest Oil Corp.	5.000%	06/20/2018	5.399%		9,700	(248)	116	0	(132)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	0.761%		3,000	(106)	133	27	0
	Gilead Sciences, Inc.	1.000%	06/20/2017	0.865%		5,000	(19)	44	25	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		6,350	(8)	47	39	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.274%		2,500	(25)	76	51	0
	Shell International Finance BV	1.000%	03/20/2016	0.068%		3,200	66	2	68	0
	SoftBank Corp.	1.000%	12/20/2017	1.510%	JPY	150,000	(164)	136	0	(28)
	Teck Resources Ltd.	1.000%	06/20/2018	1.140%		$10,000	(292)	235	0	(57)
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.367%	JPY	90,000	(108)	106	0	(2)
	UPC Holding BV	5.000%	09/20/2017	2.389%	EUR	5,000	(299)	950	651	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	1.090%		$3,000	(47)	338	291	0
HUS	E.ON International Finance BV	1.000%	03/20/2016	0.201%		3,000	32	22	54	0
	Italy Government International Bond	1.000%	12/20/2016	1.145%		5,500	(53)	32	0	(21)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		40,550	(72)	323	251	0
	Shell International Finance BV	1.000%	06/20/2016	0.084%		2,000	38	8	46	0
	Spain Government International Bond	1.000%	12/20/2018	1.490%		7,300	(234)	70	0	(164)
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.312%		10,000	(60)	234	174	0
JPM	American Express Co.	2.750%	03/20/2014	0.066%		3,000	0	21	21	0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		32,000	(1,515)	241	0	(1,274)
	Caterpillar, Inc.	1.000%	03/20/2016	0.121%		5,200	71	33	104	0
	China Government International Bond	1.000%	12/20/2018	0.753%		13,450	154	10	164	0
	Danone	1.000%	12/20/2015	0.110%	EUR	14,200	270	82	352	0
	Dow Chemical Co.	1.000%	06/20/2017	0.352%		$7,000	(168)	327	159	0
	Encana Corp.	1.000%	06/20/2018	0.756%		1,600	(37)	55	18	0
	Exelon Corp.	1.000%	06/20/2016	0.282%		40,000	(38)	764	726	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	03/20/2016	0.323%		5,000	(12)	89	77	0
	HSBC Bank PLC	1.000%	12/20/2018	0.610%	EUR	1,700	25	20	45	0
	Masco Corp.	5.000%	09/20/2020	1.860%		$5,000	709	251	960	0
	Newmont Mining Corp.	1.000%	06/20/2018	2.055%		3,200	(99)	(42)	0	(141)
	Petrobras International Finance Co.	1.000%	09/20/2015	1.554%		5,000	(143)	97	0	(46)
	Shell International Finance BV	1.000%	03/20/2016	0.068%		16,300	313	33	346	0
	SoftBank Corp.	1.000%	12/20/2017	1.510%	JPY	110,000	(117)	97	0	(20)
	Sony Corp.	1.000%	03/20/2018	1.148%		1,340,000	(857)	784	0	(73)
MYC	Barrick Gold Corp.	1.000%	06/20/2018	1.591%		$25,000	(893)	271	0	(622)
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		25,300	(1,222)	215	0	(1,007)
	Dow Chemical Co.	1.000%	06/20/2017	0.352%		19,500	(421)	864	443	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	0.761%		8,000	(144)	217	73	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		17,500	(815)	315	0	(500)
	Lafarge S.A.	1.000%	12/20/2020	2.442%	EUR	1,800	(312)	92	0	(220)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		$19,200	(70)	189	119	0
	RZD Capital Ltd.	1.000%	03/20/2016	1.322%		1,500	(33)	23	0	(10)
	Spain Government International Bond	1.000%	12/20/2018	1.490%		16,200	(955)	590	0	(365)
	Teck Resources Ltd.	1.000%	03/20/2021	1.995%		10,000	(521)	(110)	0	(631)
RYL	Canadian Natural Resources Ltd.	1.000%	09/20/2015	0.158%		800	(4)	16	12	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.222%		1,300	(37)	50	13	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.274%		2,500	(26)	77	51	0
SOG	Shell International Finance BV	1.000%	03/20/2016	0.068%	EUR	1,600	44	3	47	0
	Statoil ASA	1.000%	06/20/2016	0.099%		$8,600	164	31	195	0
UAG	Anadarko Petroleum Corp.	1.000%	03/20/2017	0.565%		10,000	(241)	383	142	0
	Russia Government International Bond	1.000%	06/20/2015	0.782%		5,000	(76)	94	18	0
	Shell International Finance BV	1.000%	03/20/2016	0.068%	EUR	3,500	96	6	102	0
	Statoil ASA	1.000%	06/20/2016	0.099%		$5,000	100	14	114	0
	Time Warner Cable, Inc.	1.000%	12/20/2015	0.498%		15,000	(88)	242	154	0

							$(12,439)	$18,127	$13,197	$(7,509)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BRC	iTraxx Japan 20 5-Year Index	1.000%	12/20/2018	JPY 540,000	$17	$65	$82	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	83,200	$45	$(2,759)	$0	$(2,714)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		278,800	367	(8,004)	0	(7,637)
BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		12,600	43	(437)	0	(394)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	1,053,600	(90)	2,248	2,158	0
CBK	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		91,000	105	81	186	0
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	5,400	27	298	325	0
	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	59,800	(2)	(1,925)	0	(1,927)
	Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	JPY	510,000	170	(311)	0	(141)
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	15,600	169	770	939	0
	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	175,100	(199)	(5,731)	0	(5,930)
	Pay	1-Year BRL-CDI	8.720%	01/02/2017		44,000	(75)	(1,230)	0	(1,305)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	956,700	(601)	2,560	1,959	0
HUS	Pay	1-Year BRL-CDI	8.645%	01/02/2017	BRL	100,000	179	(3,228)	0	(3,049)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	1,404,200	(517)	3,392	2,875	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		100,100	243	311	554	0
JPM	Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	AUD	3,700	(23)	108	85	0
MYC	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	7,200	(8)	441	433	0
	Pay	1-Year BRL-CDI	12.255%	01/02/2017	BRL	16,100	2	14	16	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	6,400	(2)	15	13	0
UAG	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		170,500	80	269	349	0

							$(87)	$(13,118)	$9,892	$(23,097)

Total Swap Agreements							$(12,254)	$3,884	$23,251	$(31,621)

(h)	Securities with an aggregate market value of $31,911 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$105,925	$23,046	$128,971
Corporate Bonds & Notes
Banking & Finance	0	1,733,022	15,279	1,748,301
Industrials	0	1,048,629	101,665	1,150,294
Utilities	0	426,881	680	427,561
Municipal Bonds & Notes
California	0	37,644	0	37,644
Colorado	0	8,213	0	8,213
Louisiana	0	3,006	0	3,006
New York	0	11,881	0	11,881
Ohio	0	2,776	0	2,776
Texas	0	42,010	0	42,010
Washington	0	2,185	0	2,185
U.S. Government Agencies	0	9,937	0	9,937
U.S. Treasury Obligations	0	977,921	0	977,921
Mortgage-Backed Securities	0	252,722	0	252,722
Asset-Backed Securities	0	212,348	0	212,348
Sovereign Issues	0	244,843	0	244,843
Convertible Preferred Securities
Banking & Finance	21,433	0	0	21,433
Utilities	2,811	0	0	2,811
Preferred Securities
Banking & Finance	4,775	17,594	0	22,369
Short-Term Instruments
Certificates of Deposit	0	90,960	0	90,960
Commercial Paper	0	590,510	0	590,510
Repurchase Agreements	0	1,393	0	1,393
Short-Term Notes	0	2,562	0	2,562
U.S. Treasury Bills	0	3,357	0	3,357
	$29,019	$5,826,319	$140,670	$5,996,008

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$203	$0	$0	$203

Total Investments	$29,222	$5,826,319	$140,670	$5,996,211

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	22	1,110	0	1,132
Over the counter	0	44,543	291	44,834
	$22	$45,653	$291	$45,966

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,966)	(937)	0	(2,903)
Over the counter	0	(67,575)	(52)	(67,627)
	$(1,966)	$(68,512)	$(52)	$(70,530)

Totals	$27,278	$5,803,460	$140,909	$5,971,647

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$42,615	$19,849	$(42,331)	$1	$(213)	$(887)	$4,012	$0	$23,046	$(385)
Corporate Bonds & Notes
Banking & Finance	51,238	0	(24,096)	(27)	1,387	(1,342)	0	(11,881)	15,279	(328)
Industrials	158,686	19,446	(71,144)	(334)	(982)	(4,007)	0	0	101,665	(1,511)
Utilities	4,881	0	(222)	23	(17)	(52)	0	(3,933)	680	98
Asset-Backed Securities	24,040	0	(23,656)	42	1,345	(1,607)	0	(164)	0	0

	$281,460	$39,295	$(161,449)	$(295)	$1,520	$(7,895)	$4,012	$(15,978)	$140,670	$(2,126)

Financial Derivative Instruments - Assets
Over the counter	$253	$0	$0	$0	$0	$38	$0	$0	$291	$38

Financial Derivative Instruments - Liabilities
Over the counter	$(89)	$0	$0	$0	$0	$37	$0	$0	$(52)	$37

Totals	$281,624	$39,295	$(161,449)	$(295)	$1,520	$(7,820)	$4,012	$(15,978)	$140,909	$(2,051)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$19,034	Benchmark Pricing	Base Price	100.76
	4,012	Indicative Market Quotation	Broker Quote	100.94
Corporate Bonds & Notes
Banking & Finance	4,476	Benchmark Pricing	Base Price	93.00
	10,803	Third Party Vendor	Broker Quote	101.50 - 111.30
Industrials	4,498	Benchmark Pricing	Base Price	95.62
	97,167	Third Party Vendor	Broker Quote	97.25 - 115.00
Utilities	680	Third Party Vendor	Broker Quote	114.50

Financial Derivative Instruments - Assets
Over the counter	291	Indicative Market Quotation	Broker Quote	9.53

Financial Derivative Instruments - Liabilities
Over the counter	(52)	Indicative Market Quotation	Broker Quote	0.10 - 0.11

Total	$140,909

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.9%
BANK LOAN OBLIGATIONS 0.6%
H.J. Heinz Co.
3.500% due 06/05/2020		$23,830	$24,042

Total Bank Loan Obligations (Cost $23,775)			24,042

CORPORATE BONDS & NOTES 44.4%
BANKING & FINANCE 13.9%
AIG SunAmerica Global Financing
6.900% due 03/15/2032		735	892
American International Group, Inc.
6.250% due 05/01/2036		8,280	9,627
6.765% due 11/15/2017	GBP	367	703
6.820% due 11/15/2037		$1,680	2,029
8.175% due 05/15/2068		3,400	4,131
Asian Development Bank
5.820% due 06/16/2028		500	593
Aviation Loan Trust
2.356% due 12/15/2022		5,016	4,663
Banco Bradesco S.A.
2.338% due 05/16/2014		19,400	19,420
Banco del Estado de Chile
2.000% due 11/09/2017		12,000	11,812
Banco do Brasil S.A.
3.875% due 10/10/2022		13,200	11,517
Banco Santander Chile
3.875% due 09/20/2022		520	492
Bank of America Corp.
0.571% due 08/15/2016		100	98
Bank of America N.A.
6.000% due 10/15/2036		12,790	14,682
Bank One Corp.
7.625% due 10/15/2026		95	117
8.000% due 04/29/2027		100	128
Barclays Bank PLC
10.179% due 06/12/2021		11,560	15,343
BBVA Bancomer S.A.
6.500% due 03/10/2021		3,900	4,134
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		22,400	20,713
BNP Paribas S.A.
5.186% due 06/29/2015 (c)		3,100	3,181
Citigroup, Inc.
6.125% due 08/25/2036		7,000	7,465
6.625% due 06/15/2032		4,250	4,730
6.675% due 09/13/2043		4,900	5,639
8.125% due 07/15/2039		12,200	17,116
CME Group, Inc.
5.300% due 09/15/2043		3,515	3,679
Commonwealth Bank of Australia
5.000% due 10/15/2019		1,900	2,119
Credit Agricole S.A.
8.375% due 10/13/2019 (c)		10,000	11,400
Deutsche Annington Finance BV
5.000% due 10/02/2023		3,100	3,070
Fidelity National Financial, Inc.
5.500% due 09/01/2022		700	726
First American Financial Corp.
4.300% due 02/01/2023		4,500	4,288
FMR LLC
4.950% due 02/01/2033		3,000	2,944
5.150% due 02/01/2043		3,300	3,169
Ford Holdings LLC
9.300% due 03/01/2030		10,000	13,582
General Electric Capital Corp.
5.875% due 01/14/2038		9,600	10,938
6.150% due 08/07/2037		4,455	5,199
6.375% due 11/15/2067		250	272
6.750% due 03/15/2032		18,880	23,383
Goldman Sachs Group, Inc.
5.750% due 01/24/2022		16,500	18,579
6.125% due 02/15/2033		350	394
6.450% due 05/01/2036		900	964
6.750% due 10/01/2037		20,185	22,461
7.250% due 04/10/2028	GBP	2,000	4,187

HBOS PLC
6.000% due 11/01/2033		$2,600	2,521
6.750% due 05/21/2018		8,500	9,653
HCP, Inc.
6.750% due 02/01/2041		800	947
Health Care REIT, Inc.
5.125% due 03/15/2043		12,400	11,484
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	424
5.875% due 11/01/2034		230	253
7.000% due 01/15/2039		19,550	24,466
HSBC Holdings PLC
6.500% due 05/02/2036		7,840	9,289
ING Bank NV
1.642% due 06/09/2014		15,600	15,686
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		8,600	7,977
JPMorgan Chase & Co.
4.250% due 10/15/2020		7,000	7,422
4.350% due 08/15/2021		10,000	10,542
7.900% due 04/30/2018 (c)		1,400	1,545
LeasePlan Corp. NV
2.500% due 05/16/2018		2,800	2,724
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		1,200	258
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		3,500	4,756
Merrill Lynch & Co., Inc.
0.530% due 05/30/2014	EUR	2,500	3,440
7.750% due 04/30/2018	GBP	1,900	3,763
7.750% due 05/14/2038		$400	517
MetLife, Inc.
5.700% due 06/15/2035		5,500	6,008
Morgan Stanley
0.543% due 01/09/2014		5,400	5,400
6.625% due 04/01/2018		5,000	5,853
New York Life Insurance Co.
6.750% due 11/15/2039		2,500	3,050
North American Development Bank
4.375% due 02/11/2020		10,625	11,069
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		10,000	11,238
Pacific Life Insurance Co.
9.250% due 06/15/2039		12,800	17,779
Rabobank Group
11.000% due 06/30/2019 (c)		8,200	10,875
Regions Financial Corp.
7.375% due 12/10/2037		4,000	4,318
Resona Bank Ltd.
5.850% due 04/15/2016 (c)		100	108
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (c)		9,190	9,695
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		700	616
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,000	1,074
5.717% due 06/16/2021		3,200	3,352
6.125% due 02/07/2022		10,000	10,576
SLM Corp.
5.625% due 08/01/2033		6,400	5,336
8.000% due 03/25/2020		3,900	4,431
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		8,900	10,988
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025		2,300	2,415
Wachovia Bank N.A.
5.850% due 02/01/2037		1,050	1,199
6.600% due 01/15/2038		18,561	23,100
Wachovia Corp.
5.625% due 10/15/2016		100	112
Wells Fargo & Co.
7.980% due 03/15/2018 (c)		3,200	3,584
Weyerhaeuser Co.
7.375% due 03/15/2032		18,900	23,131

			583,553

INDUSTRIALS 19.5%
21st Century Fox America, Inc.
6.150% due 02/15/2041		9,800	10,925
6.200% due 12/15/2034		300	332
6.650% due 11/15/2037		5,000	5,837
AbbVie, Inc.
2.900% due 11/06/2022		6,800	6,358

Actavis, Inc.
4.625% due 10/01/2042	600	546
ADT Corp.
4.125% due 06/15/2023	12,700	11,275
ALROSA Finance S.A.
7.750% due 11/03/2020	800	891
Altria Group, Inc.
9.950% due 11/10/2038	5,995	9,146
10.200% due 02/06/2039	579	904
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	5,000	5,324
6.375% due 03/01/2035	700	762
Amgen, Inc.
5.650% due 06/15/2042	19,800	20,974
6.375% due 06/01/2037	2,500	2,868
6.400% due 02/01/2039	5,000	5,725
6.900% due 06/01/2038	1,200	1,453
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	6,319
Barrick Gold Corp.
5.800% due 11/15/2034	10	8
Barrick International Barbados Corp.
6.350% due 10/15/2036	10,490	9,402
Barrick North America Finance LLC
5.700% due 05/30/2041	6,100	5,242
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	1,300	1,125
Boston Scientific Corp.
7.375% due 01/15/2040	12,750	15,845
Burlington Northern Santa Fe LLC
6.530% due 07/15/2037	200	229
Cameron International Corp.
5.950% due 06/01/2041	8,100	8,802
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,217
6.450% due 06/30/2033	100	113
6.500% due 02/15/2037	250	283
CC Holdings GS LLC
3.849% due 04/15/2023	2,300	2,154
Cenovus Energy, Inc.
6.750% due 11/15/2039	6,400	7,503
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,218
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,407
Comcast Corp.
6.400% due 03/01/2040	4,000	4,616
6.550% due 07/01/2039	1,150	1,362
7.050% due 03/15/2033	7,590	9,184
Conoco Funding Co.
7.250% due 10/15/2031	10	13
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,000	2,985
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	200	239
COX Communications, Inc.
6.450% due 12/01/2036	400	408
8.375% due 03/01/2039	16,438	19,997
Crown Americas LLC
6.250% due 02/01/2021	10,000	10,900
Crown Castle Towers LLC
6.113% due 01/15/2040	1,100	1,234
CSX Corp.
6.150% due 05/01/2037	800	893
CVS Pass-Through Trust
4.704% due 01/10/2036	6,500	6,492
5.789% due 01/10/2026	2,690	2,925
5.926% due 01/10/2034	2,483	2,707
6.036% due 12/10/2028	133	147
7.507% due 01/10/2032	19,839	23,658
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	19,927	28,117
Devon Energy Corp.
4.750% due 05/15/2042	12,000	11,130
5.600% due 07/15/2041	4,000	4,169
7.950% due 04/15/2032	6,905	8,988
Devon Financing Corp. LLC
7.875% due 09/30/2031	3,755	4,830
Dow Chemical Co.
9.400% due 05/15/2039	15,000	22,413
Eaton Corp.
4.150% due 11/02/2042	7,900	7,020
Ecopetrol S.A.
5.875% due 09/18/2023	5,500	5,816
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042	1,300	1,116

Eli Lilly & Co.
5.550% due 03/15/2037	35	38
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	927
Encana Corp.
6.500% due 02/01/2038	9,550	10,486
6.625% due 08/15/2037	8,400	9,292
Energy Transfer Partners LP
6.625% due 10/15/2036	5,200	5,605
Enterprise Products Operating LLC
5.750% due 03/01/2035	600	635
5.950% due 02/01/2041	1,500	1,634
6.125% due 10/15/2039	800	883
6.875% due 03/01/2033	10,000	11,957
Ford Motor Co.
7.450% due 07/16/2031	7,400	9,064
Freeport-McMoRan Copper & Gold, Inc.
3.875% due 03/15/2023	3,200	3,027
5.450% due 03/15/2043	15,800	15,125
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	2,123
7.750% due 11/15/2029	80	101
8.000% due 01/15/2024	1,750	2,253
8.875% due 05/15/2031	5,700	7,919
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,100	1,204
Gerdau Trade, Inc.
5.750% due 01/30/2021	100	103
Hess Corp.
7.300% due 08/15/2031	1,300	1,588
HJ Heinz Finance Co.
7.125% due 08/01/2039	7,850	8,105
KeySpan Corp.
5.803% due 04/01/2035	120	126
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	4,563
6.500% due 09/01/2039	7,000	7,676
6.950% due 01/15/2038	7,470	8,583
7.300% due 08/15/2033	3,000	3,533
Kraft Foods Group, Inc.
6.500% due 02/09/2040	21,000	24,495
Kroger Co.
6.900% due 04/15/2038	9,600	11,183
7.500% due 04/01/2031	200	243
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	1,400	1,293
McDonald’s Corp.
5.700% due 02/01/2039	55	62
McKesson Corp.
2.700% due 12/15/2022	3,500	3,136
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	2,900	2,455
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (c)	10,000	9,950
NBCUniversal Media LLC
6.400% due 04/30/2040	9,500	10,924
Newmont Mining Corp.
6.250% due 10/01/2039	16,700	14,774
ONEOK Partners LP
6.125% due 02/01/2041	7,915	8,383
Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	550
6.625% due 06/15/2038	3,600	3,726
Petro-Canada
5.950% due 05/15/2035	300	325
Petrobras International Finance Co.
6.750% due 01/27/2041	7,500	6,996
6.875% due 01/20/2040	15,900	15,155
7.875% due 03/15/2019	10,500	11,940
Pfizer, Inc.
7.200% due 03/15/2039	2,330	3,132
Philip Morris International, Inc.
6.375% due 05/16/2038	4,200	4,979
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	7,090
Pride International, Inc.
7.875% due 08/15/2040	8,100	10,994
QVC, Inc.
5.950% due 03/15/2043	3,500	3,176
Reynolds American, Inc.
6.150% due 09/15/2043	1,500	1,620
7.250% due 06/15/2037	200	234
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	196
6.875% due 04/15/2040	7,500	6,244
7.500% due 07/15/2038	4,100	3,628

SES S.A.
3.600% due 04/04/2023	4,600	4,313
5.300% due 04/04/2043	3,800	3,562
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	2,035	2,049
Suncor Energy, Inc.
6.500% due 06/15/2038	800	932
6.850% due 06/01/2039	2,500	3,008
Sunoco Logistics Partners Operations LP
4.950% due 01/15/2043	2,000	1,780
Target Corp.
7.000% due 01/15/2038	3,058	3,836
Teck Resources Ltd.
6.000% due 08/15/2040	5,000	4,780
6.250% due 07/15/2041	2,110	2,101
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	7,841
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,541
7.625% due 04/01/2037	4,720	6,000
8.375% due 06/15/2032	3,600	4,651
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,096
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	3,878
Time Warner Cable, Inc.
5.875% due 11/15/2040	1,000	865
6.550% due 05/01/2037	14,450	13,374
6.750% due 06/15/2039	2,700	2,543
7.300% due 07/01/2038	1,225	1,222
Time Warner, Inc.
6.100% due 07/15/2040	14,180	15,479
6.500% due 11/15/2036	8,662	9,789
7.700% due 05/01/2032	70	90
Topaz Solar Farms LLC
4.875% due 09/30/2039	6,100	5,807
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	6,000	8,010
Transocean, Inc.
6.800% due 03/15/2038	14,100	15,697
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	6,600	6,418
4.625% due 12/03/2026	6,677	6,777
5.900% due 04/01/2026	3,842	4,188
Union Pacific Corp.
4.821% due 02/01/2044	400	388
United Airlines Pass-Through Trust
4.300% due 02/15/2027	14,500	14,754
UST LLC
5.750% due 03/01/2018	600	679
Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,252
6.875% due 11/10/2039	4,300	4,457
8.250% due 01/17/2034	3,800	4,405
Viacom, Inc.
4.375% due 03/15/2043	1,064	899
Wal-Mart Stores, Inc.
6.500% due 08/15/2037	22,676	28,372
Whirlpool Corp.
3.700% due 03/01/2023	1,500	1,434
Williams Cos., Inc.
8.750% due 03/15/2032	309	361
Williams Partners LP
6.300% due 04/15/2040	2,200	2,365
Yum! Brands, Inc.
6.875% due 11/15/2037	26	30

		817,002

UTILITIES 11.0%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,079
AGL Capital Corp.
5.875% due 03/15/2041	9,600	10,532
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,400	6,593
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	10,777
Anadarko Finance Co.
7.500% due 05/01/2031	20,222	24,590
AT&T, Inc.
5.350% due 09/01/2040	30,722	30,404
6.300% due 01/15/2038	13,750	15,200
6.500% due 09/01/2037	50	56

British Telecommunications PLC
9.625% due 12/15/2030	730	1,090
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,342
Cleco Power LLC
6.000% due 12/01/2040	4,700	5,138
CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,891
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	5,000	5,834
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	9,190	11,596
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,374
Duke Energy Florida, Inc.
3.850% due 11/15/2042	4,600	4,029
6.350% due 09/15/2037	200	245
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	107
Duke Energy Progress, Inc.
6.300% due 04/01/2038	800	972
Electricite de France
5.500% due 01/26/2014	100	100
Entergy Mississippi, Inc.
3.100% due 07/01/2023	5,000	4,647
Exelon Generation Co. LLC
6.250% due 10/01/2039	9,500	9,629
FirstEnergy Corp.
7.375% due 11/15/2031	8,950	9,726
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	11,200	11,344
Florida Power & Light Co.
5.625% due 04/01/2034	100	114
5.850% due 02/01/2033	60	68
5.950% due 02/01/2038	200	234
5.960% due 04/01/2039	5,000	5,848
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	6,800	6,265
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028	8,400	7,476
7.288% due 08/16/2037	2,900	3,070
8.146% due 04/11/2018	1,050	1,242
9.250% due 04/23/2019	225	278
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	2,800	2,842
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	867
Kentucky Utilities Co.
5.125% due 11/01/2040	5,900	6,239
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,804
Majapahit Holding BV
7.875% due 06/29/2037	2,900	3,045
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	2,305	2,619
6.500% due 09/15/2037	5,300	6,157
NGPL PipeCo LLC
7.768% due 12/15/2037	14,745	12,681
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,059
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,599
Ohio Power Co.
5.850% due 10/01/2035	100	109
6.000% due 06/01/2016	20	22
6.600% due 02/15/2033	30	35
6.600% due 03/01/2033	65	76
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	3,770
Orange S.A.
8.750% due 03/01/2031	4,875	6,732
Pacific Gas & Electric Co.
5.400% due 01/15/2040	1,500	1,595
6.350% due 02/15/2038	13,200	15,285
PacifiCorp
5.750% due 04/01/2037	60	69
6.000% due 01/15/2039	2,040	2,364
6.100% due 08/01/2036	60	70
Petroleos Mexicanos
6.500% due 06/02/2041	10,000	10,500
Plains All American Pipeline LP
2.850% due 01/31/2023	12,400	11,278
PPL Electric Utilities Corp.
5.200% due 07/15/2041	1,600	1,699
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,508

PSEG Power LLC
8.625% due 04/15/2031	600	816
Public Service Co. of Colorado
6.250% due 09/01/2037	235	287
Public Service Electric & Gas Co.
5.800% due 05/01/2037	145	166
Puget Energy, Inc.
6.000% due 09/01/2021	10,500	11,745
Qtel International Finance Ltd.
5.000% due 10/19/2025	900	898
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	908
Rosneft Finance S.A.
6.625% due 03/20/2017	500	555
7.500% due 07/18/2016	1,100	1,240
Shell International Finance BV
3.625% due 08/21/2042	1,600	1,339
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,412
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,234
6.000% due 01/15/2034	3,600	4,238
Telecom Italia Capital S.A.
7.721% due 06/04/2038	3,900	3,920
Verizon Communications, Inc.
5.150% due 09/15/2023	9,800	10,526
5.850% due 09/15/2035	3,062	3,251
6.400% due 09/15/2033	51,400	59,127
6.550% due 09/15/2043	19,300	22,585
6.900% due 04/15/2038	16,100	19,164
7.350% due 04/01/2039	1,512	1,878
Virginia Electric and Power Co.
6.000% due 01/15/2036	20	23
Vodafone Group PLC
6.150% due 02/27/2037	10,410	11,284

		462,510

Total Corporate Bonds & Notes (Cost $1,783,090)		1,863,065

MUNICIPAL BONDS & NOTES 7.9%
CALIFORNIA 3.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	6,000	7,202
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	12,100	14,705
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	20,035	25,206
7.500% due 04/01/2034	200	255
7.550% due 04/01/2039	100	129
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	7,900	10,340
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	7,771
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	1,200	1,262
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	288
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	200	148
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	5,000	6,273
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	2,500	2,666
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,600	10,230
Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2035	3,020	3,139
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	200	250
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	100	108
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	130	160
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	10,000	10,766
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	500	557
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,038
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,100	1,388
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,900	2,291

Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	500	580
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,779
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,400	2,583
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,800	8,978
Santa Clara Valley Transportation Authority, California Revenue Bonds, (BABs), Series 2010
5.876% due 04/01/2032	3,905	4,273
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	11,550	13,463
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	3,750	4,082
6.548% due 05/15/2048	4,300	5,020

		146,930

COLORADO 0.1%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	1,500	1,488
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,134
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	2,550	2,830
Denver, Colorado Airport System City & County Revenue Notes, Series 2011
5.000% due 11/15/2020	1,000	1,125

		6,577

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	4,800	5,020

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	670

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	124

MICHIGAN 0.3%
Detroit, Michigan Water Supply System Revenue Bonds, (AGM Insured), Series 2006
5.000% due 07/01/2029	250	238
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	11,100	11,553

		11,791

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,420

NEW JERSEY 0.5%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	8,600	11,332
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2031	25,000	9,378

		20,710

NEW YORK 0.9%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
8.478% due 06/15/2031	2,000	2,319
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	6,800	8,079
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,000	4,575
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.572% due 11/01/2038	200	220
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2035	200	210
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	10,650	12,016
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	1,100	1,256
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.628% due 03/15/2039	700	768
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	300	307

Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	8,675	7,399

		37,149

OHIO 0.7%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	16,480	20,911
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,625	5,681
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	298
JobsOhio Beverage System Revenue Bonds, Series 2013
4.532% due 01/01/2035	1,400	1,288

		28,178

PENNSYLVANIA 0.1%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	600	584
6.765% due 06/01/2040	2,900	2,811

		3,395

TEXAS 1.6%
Austin, Texas Electric Utility Revenue Bonds, Series 2012
5.000% due 11/15/2040	1,300	1,324
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	1,300	1,388
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	13,900	15,487
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	6,900	7,435
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	6,169
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	2,100	2,302
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
8.550% due 02/15/2031	1,300	1,604
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
8.467% due 02/01/2027	1,000	1,213
8.551% due 10/01/2031	2,400	2,811
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	1,000	1,131
6.308% due 02/01/2037	2,500	2,715
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029	2,000	2,191
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.028% due 04/01/2026	15,600	16,780
5.178% due 04/01/2030	3,200	3,423

		65,973

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,215	1,723

Total Municipal Bonds & Notes (Cost $306,870)		331,660

U.S. GOVERNMENT AGENCIES 23.5%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	124,562	98,132
0.225% due 07/25/2037	55	52
0.295% due 03/25/2036	16	15
0.365% due 10/27/2037	2,400	2,383
0.565% due 09/25/2032	59	59
0.765% due 05/25/2030	188	188
1.344% due 06/01/2043	278	284
1.714% due 06/01/2035	1,645	1,719
1.791% due 10/01/2035	1,151	1,222
1.830% due 04/01/2035	730	770
1.925% due 06/01/2035	1,275	1,359
2.116% due 12/01/2034	1,078	1,149
2.174% due 09/01/2035	87	92
2.277% due 12/01/2033	58	61
2.369% due 05/25/2035	1,484	1,529
2.485% due 11/01/2034	2,170	2,320
2.500% due 08/01/2035	144	152
3.314% due 09/25/2020	20,000	20,576
3.765% due 12/01/2025	58,300	58,302
4.000% due 02/25/2019	58	61
5.000% due 08/25/2033	50	56
5.208% due 11/01/2035	44	46
5.500% due 04/25/2033 - 09/25/2035	3,539	3,896
5.625% due 04/17/2028 - 07/15/2037	47,925	56,469

5.900% due 07/25/2042	17	18
6.000% due 03/01/2027 - 04/18/2036	15,980	17,494
6.080% due 09/01/2028	1,800	2,167
6.210% due 08/06/2038	12,900	16,056
6.250% due 05/15/2029	14,400	18,056
6.625% due 11/15/2030 (g)	10,860	14,130
6.625% due 05/25/2032	20	20
8.100% due 08/12/2019	200	260
Federal Farm Credit Bank
5.125% due 07/09/2029	500	538
5.750% due 12/07/2028	20	24
Federal Home Loan Bank
6.640% due 12/13/2016	50	58
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	68,974	64,166
Freddie Mac
0.000% due 03/15/2031	13,400	5,959
0.317% due 07/15/2019 - 10/15/2020	448	447
0.397% due 02/15/2019	192	192
0.567% due 01/15/2033	11	11
0.667% due 09/15/2030	5	5
1.342% due 02/25/2045	16	16
1.344% due 10/25/2044	66	67
2.267% due 10/01/2035	124	133
2.476% due 06/01/2035	49	51
2.568% due 04/01/2035	157	166
4.000% due 06/15/2041	11,909	11,251
5.000% due 12/15/2022 - 12/01/2038	2,929	3,156
5.400% due 03/17/2021	500	547
5.500% due 02/15/2024	68	71
6.000% due 06/15/2035 - 10/01/2037	20,710	22,985
6.250% due 07/15/2032	1,500	1,898
6.500% due 10/25/2043	120	132
6.750% due 03/15/2031	10,100	13,366
8.250% due 06/01/2016	130	153
Ginnie Mae
1.625% due 05/20/2030	130	135
5.000% due 03/20/2040	9,971	10,927
Israel Government AID Bond
0.000% due 05/15/2020 - 11/01/2024	45,126	32,029
5.500% due 09/18/2023 - 09/18/2033	117,456	135,850
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 04/15/2030	358,302	207,495
Resolution Funding Corp. Strips
0.000% due 01/15/2025 - 07/15/2029	48,108	28,722
Small Business Administration
5.290% due 12/01/2027	882	960
5.510% due 11/01/2027	245	270
Tennessee Valley Authority
4.625% due 09/15/2060	25,700	22,995
4.875% due 01/15/2048	4,050	3,942
5.375% due 04/01/2056	14,983	15,378
5.880% due 04/01/2036	21,400	24,797
6.235% due 07/15/2045	1,022	1,109
7.125% due 05/01/2030	45,000	58,854

Total U.S. Government Agencies (Cost $962,907)		987,948

U.S. TREASURY OBLIGATIONS 18.2%
U.S. Treasury Bonds
2.750% due 11/15/2042 (e)(g)	188,700	148,601
3.125% due 11/15/2041 (i)	18,900	16,263
3.125% due 02/15/2042 (e)(i)	126,600	108,738
3.125% due 02/15/2043 (e)(g)	34,000	28,996
4.250% due 11/15/2040 (e)	87,750	93,042
4.375% due 05/15/2041 (e)	60,300	65,199
5.000% due 05/15/2037	6,900	8,184
U.S. Treasury Inflation Protected Securities (b)
0.750% due 02/15/2042	15,814	12,711
1.250% due 07/15/2020	26,772	28,648
U.S. Treasury Strips
0.000% due 11/15/2032	52,000	24,406
0.000% due 05/15/2033	8,800	4,040
0.000% due 11/15/2033	18,800	8,434
0.000% due 05/15/2034	10,700	4,700
0.000% due 02/15/2036	29,600	12,315
0.000% due 05/15/2037	134,800	52,764
0.000% due 11/15/2039 (i)	231,700	80,735
0.000% due 05/15/2040	19,850	6,759
0.000% due 08/15/2040	43,900	14,762
0.000% due 11/15/2040	110,700	36,804
0.000% due 05/15/2042	1,300	400
0.000% due 08/15/2042	17,880	5,426

Total U.S. Treasury Obligations (Cost $878,989)		761,927

MORTGAGE-BACKED SECURITIES 3.6%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,570
American Home Mortgage Assets Trust
1.064% due 11/25/2046	2,680	1,380
American Home Mortgage Investment Trust
2.355% due 02/25/2045	34	33
Banc of America Commercial Mortgage Trust
0.340% due 06/10/2049	411	411
5.649% due 06/10/2049	384	383
Banc of America Funding Corp.
2.631% due 02/20/2036	1,746	1,730
2.632% due 05/25/2035	44	45
3.694% due 01/20/2047 ^	104	84
Banc of America Mortgage Trust
6.500% due 09/25/2033	3	3
Banc of America Re-REMIC Trust
5.680% due 02/24/2051	5,300	5,730
5.741% due 12/24/2049	8,800	9,785
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.877% due 07/10/2042	604	610
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	615	618
2.430% due 10/25/2035	296	291
2.600% due 03/25/2035	2,132	2,151
2.660% due 10/25/2035	364	365
2.743% due 11/25/2030	111	112
2.747% due 11/25/2034	98	96
2.770% due 05/25/2034	19	18
2.793% due 03/25/2035	230	230
2.831% due 02/25/2034	40	39
2.861% due 05/25/2047 ^	3,389	2,850
Bear Stearns Alt-A Trust
2.598% due 11/25/2036	259	180
2.672% due 11/25/2036	409	303
2.708% due 09/25/2035	10,933	9,608
Chase Mortgage Finance Trust
2.663% due 03/25/2037	1,120	1,031
5.500% due 11/25/2035	5,000	4,841
Citigroup Mortgage Loan Trust, Inc.
0.235% due 01/25/2037	99	60
0.965% due 08/25/2035	533	424
2.200% due 09/25/2035	425	420
2.290% due 09/25/2035	311	306
2.510% due 10/25/2035	205	201
Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	494	546
Countrywide Alternative Loan Trust
0.355% due 09/25/2046 ^	2,949	2,147
0.362% due 12/20/2046	1,872	1,339
0.377% due 03/20/2046	431	312
0.445% due 02/25/2037	201	153
5.500% due 03/25/2036	211	164
6.250% due 08/25/2037 ^	302	243
Countrywide Home Loan Mortgage Pass-Through Trust
0.395% due 05/25/2035	193	169
0.485% due 03/25/2035	600	448
2.376% due 02/20/2036	355	275
2.417% due 02/20/2036	285	253
2.504% due 11/25/2034	276	255
2.520% due 04/20/2035	64	65
2.526% due 02/20/2035	117	113
2.532% due 11/20/2034	50	47
2.668% due 08/25/2034	272	254
2.826% due 08/25/2034	99	88
5.250% due 05/25/2035	236	172
Credit Suisse First Boston Mortgage Securities Corp.
2.329% due 07/25/2033	77	77
2.438% due 08/25/2033	37	37
DBUBS Mortgage Trust
1.519% due 07/12/2044	8,413	8,563
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	12	12
Downey Savings & Loan Association Mortgage Loan Trust
0.426% due 08/19/2045	310	286
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035	89	85
2.625% due 12/25/2034	19	19
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	5,268
GS Mortgage Securities Trust
4.473% due 03/10/2044	2,600	2,838

GSR Mortgage Loan Trust
2.648% due 09/25/2035	231	230
5.032% due 11/25/2035	48	47
HarborView Mortgage Loan Trust
0.346% due 07/19/2046	3,761	2,606
0.356% due 01/19/2038	1,086	891
0.406% due 03/19/2036	372	274
2.742% due 07/19/2035	426	370
IndyMac Mortgage Loan Trust
0.365% due 06/25/2047	1,372	1,072
2.503% due 12/25/2034	56	51
2.650% due 04/25/2037	280	208
4.761% due 04/25/2037 ^	596	437
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	11,400	12,204
5.429% due 12/12/2043	600	650
JPMorgan Mortgage Trust
2.753% due 07/25/2035	8,582	8,738
3.554% due 02/25/2035	23	23
LB-UBS Commercial Mortgage Trust
5.020% due 08/15/2029	703	712
5.866% due 09/15/2045	2,426	2,696
MASTR Adjustable Rate Mortgages Trust
0.375% due 04/25/2046	1,208	901
2.623% due 11/21/2034	485	498
MASTR Alternative Loan Trust
5.500% due 01/25/2025	228	230
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.607% due 12/15/2030	162	159
0.867% due 11/15/2031	138	136
Merrill Lynch Floating Trust
0.706% due 07/09/2021	1,499	1,496
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036	705	647
0.415% due 11/25/2035	17	15
1.165% due 10/25/2035	36	35
1.596% due 10/25/2035	177	172
2.193% due 05/25/2033	46	44
2.454% due 02/25/2034	28	28
2.959% due 05/25/2033	21	21
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.894% due 08/12/2049	3,700	4,133
Morgan Stanley Capital Trust
5.332% due 12/15/2043	492	537
Prime Mortgage Trust
0.565% due 02/25/2034	9	8
Residential Accredit Loans, Inc. Trust
0.375% due 04/25/2046	338	170
6.000% due 06/25/2036	147	116
Residential Asset Securitization Trust
0.565% due 01/25/2046 ^	402	214
Structured Adjustable Rate Mortgage Loan Trust
0.385% due 05/25/2037	468	335
1.534% due 01/25/2035	151	120
2.378% due 12/25/2034	555	542
2.507% due 08/25/2035	64	59
Structured Asset Mortgage Investments Trust
0.375% due 04/25/2036	1,917	1,383
0.385% due 05/25/2036	425	313
0.416% due 07/19/2035	146	139
0.445% due 02/25/2036	914	710
0.475% due 12/25/2035	15	11
0.826% due 10/19/2034	59	56
Structured Asset Securities Corp.
2.480% due 12/25/2033	61	60
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.227% due 01/25/2032	31	28
2.516% due 02/25/2032	25	26
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020	693	686
5.288% due 07/15/2041	250	252
WaMu Mortgage Pass-Through Certificates
0.435% due 12/25/2045	170	158
0.455% due 10/25/2045	2,247	2,097
0.475% due 01/25/2045	116	109
0.839% due 02/25/2047	1,289	1,027
0.839% due 03/25/2047	758	598
0.869% due 01/25/2047	5	4
0.899% due 04/25/2047	2,709	2,406
1.139% due 08/25/2046	4,069	3,515
1.340% due 05/25/2041	33	32
1.543% due 08/25/2042	4	4
2.086% due 12/25/2036 ^	697	593
2.457% due 05/25/2046	73	64
2.463% due 09/25/2046	44	42
2.463% due 10/25/2046	12	11

2.463% due 11/25/2046		134	125
2.530% due 03/25/2034		450	448
4.558% due 02/25/2037 ^		1,022	847
Washington Mutual MSC Mortgage Pass-Through Certificates
1.109% due 05/25/2046		972	693
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		13,100	13,944
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		49	49
2.617% due 09/25/2034		225	228
2.628% due 03/25/2036		1,873	1,860

Total Mortgage-Backed Securities (Cost $135,177)			149,479

ASSET-BACKED SECURITIES 0.8%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		7,696	7,685
Amortizing Residential Collateral Trust
0.745% due 07/25/2032		1	1
Asset-Backed Securities Corp. Home Equity Loan Trust
0.440% due 09/25/2034		10	10
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		155	156
Bear Stearns Asset-Backed Securities Trust
2.930% due 07/25/2036		202	194
2.974% due 10/25/2036		63	62
Centex Home Equity Loan Trust
4.680% due 06/25/2032		270	282
Citigroup Mortgage Loan Trust, Inc.
0.225% due 07/25/2045		24	18
Countrywide Asset-Backed Certificates
0.345% due 09/25/2036		237	229
0.645% due 12/25/2031		11	8
Credit-Based Asset Servicing and Securitization LLC
0.235% due 01/25/2037 ^		40	17
0.285% due 07/25/2037		41	25
Equity One Mortgage Pass-Through Trust
5.199% due 07/25/2034		925	941
First NLC Trust
0.235% due 08/25/2037		28	14
GE-WMC Mortgage Securities Trust
0.205% due 08/25/2036		2	1
GSAMP Trust
0.235% due 12/25/2036		10	5
Lehman ABS Mortgage Loan Trust
0.255% due 06/25/2037		27	15
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034		5	4
MESA Trust
0.965% due 12/25/2031		62	58
New Century Home Equity Loan Trust
0.905% due 08/25/2034		17	16
4.710% due 08/25/2035		442	437
Residential Asset Securities Corp. Trust
5.010% due 04/25/2033		741	794
Securitized Asset-Backed Receivables LLC Trust
0.295% due 05/25/2037 ^		81	50
SLM Student Loan Trust
0.738% due 10/25/2017		2,522	2,525
1.738% due 04/25/2023		18,808	19,399
Soundview Home Loan Trust
0.245% due 06/25/2037		18	10

Total Asset-Backed Securities (Cost $31,064)			32,956

SOVEREIGN ISSUES 4.6%
Albania Government International Bond
0.000% due 08/31/2025		4,800	2,836
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		13,700	14,042
6.500% due 06/10/2019		2,100	2,289
Brazil Government International Bond
7.875% due 03/07/2015		5,000	5,398
Canada Housing Trust
2.650% due 03/15/2022	CAD	19,700	18,147
Colombia Government International Bond
6.125% due 01/18/2041		$8,700	9,374
7.375% due 09/18/2037		720	890
Mexico Government International Bond
5.125% due 01/15/2020		3,200	3,554
5.750% due 10/12/2110		10,400	9,672
5.950% due 03/19/2019		18,800	21,761
6.050% due 01/11/2040		7,425	8,112
6.750% due 09/27/2034		428	507

Province of Ontario
4.200% due 06/02/2020	CAD	16,100	16,397
4.700% due 06/02/2037		700	714
Province of Quebec
5.750% due 12/01/2036		57,100	65,426
Qatar Government International Bond
6.400% due 01/20/2040		$10,700	12,211

Total Sovereign Issues (Cost $197,065)			191,330

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		3,712	190

Total Common Stocks (Cost $108)			190

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		7,300	8,067

Total Convertible Preferred Securities (Cost $6,263)			8,067

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
0.554% due 01/30/2014 (c)		46	326

UTILITIES 0.0%
Entergy Louisiana LLC
4.700% due 06/01/2063		20,000	387

Total Preferred Securities (Cost $854)			713

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.0%			1,373

U.S. TREASURY BILLS 0.1%
0.121% due 11/13/2014 - 12/11/2014 (a)(e)(i)		$5,078	5,073

Total Short-Term Instruments (Cost $6,445)			6,446

Total Investments in Securities (Cost $4,332,607)			4,357,823

		SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio		18,415,227	184,244

Total Short-Term Instruments (Cost $184,255)			184,244

Total Investments in Affiliates (Cost $184,255)			184,244

Total Investments 108.3% (Cost $4,516,862)			$4,542,067
Financial Derivative Instruments (f)(h) (0.1%) (Cost or Premiums, net $(4,253))			(4,554)
Other Assets and Liabilities, net (8.2%)			(344,081)

Net Assets 100.0%			$4,193,432

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$1,373	Freddie Mac 2.080% due 10/17/2022	$(1,403)	$1,373	$1,373

Total Repurchase Agreements						$(1,403)	$1,373	$1,373

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.140%	12/17/2013	01/21/2014	$(143,920)	$(143,929)
RDR	0.160%	12/13/2013	01/13/2014	(53,875)	(53,880)

Total Reverse Repurchase Agreements					$(197,809)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.070%	01/02/2014	01/15/2014	$(24,639)	$(24,671)
	0.160%	12/18/2013	01/14/2014	(91,363)	(91,494)
	0.180%	12/20/2013	01/16/2014	(20,545)	(20,580)
	0.220%	12/23/2013	01/09/2014	(78,107)	(78,176)
GSC	0.150%	11/06/2013	01/06/2014	(46,890)	(46,923)

Total Sale-Buyback Transactions					$(261,844)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $490,813 at a weighted average interest rate of 0.118%.
(3)	Payable for sale-buyback transactions includes $265 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.000%	01/01/2044	$12,000	$(13,022)	$(13,034)
Fannie Mae	6.000%	01/01/2044	5,000	(5,537)	(5,547)
Freddie Mac	5.500%	01/01/2044	1,000	(1,091)	(1,092)

Total Short Sales				$(19,650)	$(19,673)

(e)	Securities with an aggregate market value of $451,473 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	187	$(66)	$(94)

Total Written Options				$(66)	$(94)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
90-Day Eurodollar June Futures	Long	06/2015	5,213	$2,124	$0	$(195)

Total Futures Contracts				$2,124	$0	$(195)

(g)	Securities with an aggregate market value of $2,459 and cash of $49 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	03/2014	GBP	4,133		$6,762	$0	$(78)
CBK	03/2014	CAD	104,129		98,113	271	0
HUS	02/2014	EUR	1,074		1,475	0	(3)
	04/2014	CNY	56,844		8,933	0	(368)
MSC	01/2014	BRL	34,071		14,585	143	0
	01/2014		$14,446	BRL	34,070	0	(5)
	02/2014		14,471		34,070	0	(146)
RYL	04/2014		9,247	CNY	56,844	54	0

Total Forward Foreign Currency Contracts						$468	$(600)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put -OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	$2,147,900	$(2,229)	$(3,968)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014	265,000	(380)	(15)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014	265,000	(1,163)	(2,031)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	37,500	(165)	0
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	800	(3)	0

							$(3,940)	$(6,014)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$(43)

Total Written Options						$(4,307)	$(6,057)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
DUB	Goldman Sachs Group, Inc.	1.000%	06/20/2014	0.181%	$9,500	$43	$(3)	$40	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	8.300%	02/07/2019	MXN	211,800	$153	$1,884	$2,037	$0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		19,000	(52)	(52)	0	(104)
HUS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		9,000	(24)	(25)	0	(49)
							$77	$1,807	$2,037	$(153)

Total Swap Agreements							$120	$1,804	$2,077	$(153)

(i)	Securities with an aggregate market value of $6,224 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$24,042	$0	$24,042
Corporate Bonds & Notes
Banking & Finance	0	578,890	4,663	583,553
Industrials	0	775,388	41,614	817,002
Utilities	0	462,510	0	462,510
Municipal Bonds & Notes
California	0	146,930	0	146,930
Colorado	0	6,577	0	6,577
Georgia	0	5,020	0	5,020
Illinois	0	670	0	670
Iowa	0	124	0	124
Michigan	0	11,791	0	11,791
Mississippi	0	3,420	0	3,420
New Jersey	0	20,710	0	20,710
New York	0	37,149	0	37,149
Ohio	0	28,178	0	28,178
Pennsylvania	0	3,395	0	3,395
Texas	0	65,973	0	65,973
West Virginia	0	1,723	0	1,723
U.S. Government Agencies	0	987,948	0	987,948
U.S. Treasury Obligations	0	761,927	0	761,927
Mortgage-Backed Securities	0	143,749	5,730	149,479
Asset-Backed Securities	0	25,271	7,685	32,956
Sovereign Issues	0	188,494	2,836	191,330
Common Stocks
Financials	190	0	0	190
Convertible Preferred Securities
Banking & Finance	8,067	0	0	8,067
Preferred Securities
Banking & Finance	0	0	326	326
Utilities	387	0	0	387
Short-Term Instruments
Repurchase Agreements	0	1,373	0	1,373
U.S. Treasury Bills	0	5,073	0	5,073
	$8,644	$4,286,325	$62,854	$4,357,823

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$184,244	$0	$0	$184,244

Total Investments	$192,888	$4,286,325	$62,854	$4,542,067

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,673)	$0	$(19,673)

Financial Derivative Instruments - Assets
Over the counter	$0	$2,545	$0	$2,545

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(289)	0	0	(289)
Over the counter	0	(6,767)	(43)	(6,810)
	$(289)	$(6,767)	$(43)	$(7,099)

Totals	$192,599	$4,262,430	$62,811	$4,517,840

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,088	$0	$(461)	$25	$31	$(20)	$0	$0	$4,663	$(22)
Industrials	17,752	27,600	(299)	(15)	(14)	(485)	0	(2,925)	41,614	(349)
Mortgage-Backed Securities	6,016	0	0	(5)	0	(281)	0	0	5,730	(281)
Asset-Backed Securities	7,855	0	0	22	0	(192)	0	0	7,685	(192)
Sovereign Issues	2,568	0	0	107	0	161	0	0	2,836	161
Preferred Securities
Banking & Finance	334	0	0	0	0	(8)	0	0	326	(8)

	$39,613	$27,600	$(760)	$134	$17	$(825)	$0	$(2,925)	$62,854	$(691)

Financial Derivative Instruments - Liabilities
Over the counter	$(73)	$0	$0	$0	$0	$30	$0	$0	$(43)	$30

Totals	$39,540	$27,600	$(760)	$134	$17	$(795)	$0	$(2,925)	$62,811	$(661)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$4,663	Benchmark Pricing	Base Price	93.00
Industrials	41,614	Third Party Vendor	Broker Quote	97.25 - 109.00
Mortgage-Backed Securities	5,730	Benchmark Pricing	Base Price	108.21
Asset-Backed Securities	7,685	Benchmark Pricing	Base Price	100.50
Sovereign Issues	2,836	Benchmark Pricing	Base Price	62.00
Preferred Securities
Banking & Finance	326	Benchmark Pricing	Base Price	$7,081.90
Financial Derivative Instruments - Liabilities
Over the counter	(43)	Indicative Market Quotation	Broker Quote	0.11

Total	$62,811

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.3%
BANK LOAN OBLIGATIONS 2.6%
Activision Blizzard, Inc.
3.250% due 10/11/2020		$3,092	$3,116
Alliance Boots Holdings Limited
3.471% due 07/09/2017	GBP	20,900	34,636
Aptalis Pharma, Inc.
6.000% due 10/02/2020		$4,688	4,776
Arch Coal Inc.
6.250% due 05/16/2018		792	783
CSC Holdings, Inc.
2.669% due 04/17/2020		4,378	4,342
Darling International, Inc.
7.250% due 04/09/2014		5,200	5,183
Dell, Inc.
3.750% due 10/29/2018		3,700	3,713
4.500% due 04/29/2020		12,600	12,647
EP Energy LLC
3.500% due 05/24/2018		4,333	4,340
FMG Resources Pty. Ltd.
4.250% due 06/30/2019		9,381	9,524
H.J. Heinz Co.
3.500% due 06/05/2020		32,835	33,128
Hertz Corp.
3.750% due 03/11/2018		1,980	1,990
NGPL PipeCo LLC
6.750% due 09/15/2017		4,376	4,093
Rexnord LLC
4.000% due 08/21/2020		2,494	2,502
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018		2,970	3,000
RPI Finance Trust
3.500% due 05/09/2018		2,453	2,464
Station Casinos LLC
5.000% due 03/01/2020		2,184	2,211

Total Bank Loan Obligations (Cost $129,537)			132,448

CORPORATE BONDS & NOTES 64.7%
BANKING & FINANCE 20.7%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		800	822
Allstate Corp.
6.500% due 05/15/2067		1,400	1,464
American International Group, Inc.
5.850% due 01/16/2018		5,380	6,180
8.175% due 05/15/2068		10,000	12,150
Aviation Loan Trust
2.356% due 12/15/2022		2,613	2,429
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		5,000	5,213
5.750% due 01/18/2017		500	539
Banco Continental SAECA
8.875% due 10/15/2017		1,000	1,069
Banco de Credito e Inversiones
4.000% due 02/11/2023		1,000	929
Banco do Brasil S.A.
3.875% due 10/10/2022		8,700	7,591
4.500% due 01/20/2016	EUR	3,000	4,303
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$27,800	29,052
Banco Votorantim S.A.
5.250% due 02/11/2016		2,800	2,905
Bank of America Corp.
5.000% due 05/13/2021		1,200	1,312
5.875% due 02/07/2042		300	343
Bank of Montreal
2.550% due 11/06/2022		1,100	1,006
Bank One Capital
8.750% due 09/01/2030		275	352
Bankia S.A.
3.625% due 10/05/2016	EUR	4,700	6,699
4.250% due 07/05/2016		1,200	1,736
4.375% due 02/14/2017		100	143
Banque PSA Finance S.A.
3.500% due 01/17/2014		3,000	4,130

3.875% due 01/14/2015		7,000	9,827
4.250% due 02/25/2016		5,400	7,758
Barclays Bank PLC
10.179% due 06/12/2021		$6,940	9,211
14.000% due 06/15/2019 (b)	GBP	5,173	11,437
BBVA Banco Continental S.A.
5.000% due 08/26/2022		$5,900	5,915
5.000% due 08/26/2022 (d)		1,900	1,905
BBVA Bancomer S.A.
4.500% due 03/10/2016		5,000	5,325
6.500% due 03/10/2021		10,250	10,865
6.750% due 09/30/2022		300	320
Bear Stearns Cos. LLC
7.250% due 02/01/2018		4,725	5,660
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		300	277
BNP Paribas S.A.
7.195% due 06/25/2037 (b)		3,000	3,113
7.195% due 12/31/2049		400	415
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		2,800	2,975
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,362
CIT Group, Inc.
4.250% due 08/15/2017		1,000	1,045
5.000% due 05/15/2017		6,125	6,569
6.625% due 04/01/2018		4,400	4,967
Citigroup, Inc.
5.950% due 01/30/2023 (b)		6,600	6,116
6.125% due 08/25/2036		800	853
6.675% due 09/13/2043		5,000	5,754
8.125% due 07/15/2039		20,925	29,357
8.500% due 05/22/2019		200	256
Credit Agricole S.A.
8.125% due 10/26/2019 (b)	GBP	200	364
8.375% due 10/13/2019 (b)		$4,100	4,674
Credit Suisse AG
6.500% due 08/08/2023		27,317	29,126
Credit Suisse Group AG
7.500% due 12/11/2023 (b)		2,900	3,068
Deutsche Annington Finance BV
5.000% due 10/02/2023		1,100	1,089
Doctors Co.
6.500% due 10/15/2023		11,400	11,359
E*TRADE Financial Corp.
6.375% due 11/15/2019		1,600	1,726
Eksportfinans ASA
2.000% due 09/15/2015		500	494
2.375% due 05/25/2016		3,500	3,452
5.500% due 06/26/2017		3,000	3,175
Export-Import Bank of Korea
4.000% due 01/11/2017		2,800	2,979
Fidelity National Financial, Inc.
5.500% due 09/01/2022		8,925	9,260
Ford Motor Credit Co. LLC
4.250% due 02/03/2017		6,000	6,457
8.000% due 12/15/2016		10,600	12,554
8.125% due 01/15/2020		500	625
General Electric Capital Corp.
6.875% due 01/10/2039		11,650	14,980
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		5,500	6,023
5.950% due 01/18/2018		15,200	17,290
6.450% due 05/01/2036		1,000	1,071
6.750% due 10/01/2037		42,400	47,181
7.500% due 02/15/2019		5,500	6,703
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		5,300	5,871
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		3,000	3,293
HBOS PLC
6.000% due 11/01/2033		400	388
Health Care REIT, Inc.
5.125% due 03/15/2043		2,300	2,130
6.500% due 03/15/2041		5,000	5,554
HSBC Capital Funding LP
10.176% due 06/30/2030 (b)		4,000	5,730
HSBC Finance Corp.
6.676% due 01/15/2021		16,000	18,389
HSBC Holdings PLC
4.875% due 01/14/2022		1,800	1,943
5.100% due 04/05/2021		600	667
6.500% due 05/02/2036		800	948
6.800% due 06/01/2038		12,800	15,749
7.350% due 11/27/2032		1,550	1,901
7.625% due 05/17/2032		1,800	2,258

HSBC USA, Inc.
5.000% due 09/27/2020		7,000	7,485
International Lease Finance Corp.
7.125% due 09/01/2018		9,400	10,928
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		3,100	2,875
5.500% due 08/06/2022		3,100	2,968
5.650% due 03/19/2022		2,100	2,032
6.200% due 12/21/2021		1,100	1,111
Jefferies Finance LLC
7.375% due 04/01/2020		6,100	6,375
JPMorgan Chase & Co.
4.350% due 08/15/2021		19,550	20,610
4.625% due 05/10/2021		7,600	8,195
5.400% due 01/06/2042		200	215
5.625% due 08/16/2043		32,800	34,670
6.300% due 04/23/2019		400	472
7.900% due 04/30/2018 (b)		11,000	12,139
JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	3,000	5,406
KBC Bank NV
8.000% due 01/25/2023		$4,200	4,652
Kimco Realty Corp.
6.875% due 10/01/2019		300	358
Korea Development Bank
3.000% due 09/14/2022		5,800	5,454
3.500% due 08/22/2017		2,200	2,298
LBG Capital PLC
6.385% due 05/12/2020	EUR	1,900	2,773
7.588% due 05/12/2020	GBP	10,000	17,644
7.625% due 12/09/2019		2,000	3,507
7.869% due 08/25/2020		3,474	6,147
Lloyds Bank PLC
12.000% due 12/16/2024 (b)		$3,750	5,095
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		6,000	8,600
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		18,800	22,240
6.875% due 11/15/2018		4,846	5,764
7.750% due 05/14/2038		7,700	9,943
MetLife Capital Trust
7.875% due 12/15/2067		11,950	13,772
MetLife, Inc.
10.750% due 08/01/2069		4,000	5,920
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		600	589
Morgan Stanley
6.625% due 04/01/2018		11,350	13,287
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		10,400	12,025
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,538
Nile Finance Ltd.
5.250% due 08/05/2015		100	101
Nippon Life Insurance Co.
5.000% due 10/18/2042		2,800	2,902
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		2,000	2,248
Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	505
Pacific Life Insurance Co.
9.250% due 06/15/2039		22,025	30,592
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,254
Petrobras Global Finance BV
5.625% due 05/20/2043		5,000	4,094
Piper Jaffray Cos.
4.747% due 11/30/2015		5,100	5,135
Prudential Financial, Inc.
5.200% due 03/15/2044		6,000	5,835
5.625% due 05/12/2041		200	216
5.875% due 09/15/2042		4,500	4,596
QBE Capital Funding Ltd.
7.250% due 05/24/2041		4,000	4,143
Rabobank Group
6.875% due 03/19/2020	EUR	2,000	3,125
11.000% due 06/30/2019 (b)		$4,925	6,532
RCI Banque S.A.
3.500% due 04/03/2018		3,250	3,314
Regions Financial Corp.
7.375% due 12/10/2037		3,500	3,778
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		2,500	2,672
Santander Holdings USA, Inc.
3.450% due 08/27/2018		4,400	4,516

Santander Issuances S.A.U.
4.750% due 05/29/2019	EUR	8,300	10,882
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$1,410	1,514
5.499% due 07/07/2015		2,025	2,147
6.125% due 02/07/2022		3,325	3,516
Simon Property Group LP
6.750% due 02/01/2040		1,000	1,255
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	4,769
SLM Corp.
0.538% due 01/27/2014		5,000	4,994
4.875% due 06/17/2019		5,800	5,783
5.625% due 08/01/2033		17,600	14,674
Springleaf Finance Corp.
6.900% due 12/15/2017		16,295	17,892
State Bank of India
3.250% due 04/18/2018		6,950	6,763
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		4,395	5,426
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	95	176
UBS AG
4.750% due 05/22/2023		$3,500	3,507
7.250% due 02/22/2022		4,600	5,055
7.625% due 08/17/2022		15,050	17,242
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	3,450	5,899
Wachovia Bank N.A.
6.600% due 01/15/2038		$11,700	14,561
Wachovia Corp.
0.576% due 10/28/2015		5,000	4,997
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,974
Wells Fargo & Co.
5.375% due 11/02/2043		12,000	12,291
Weyerhaeuser Co.
6.950% due 10/01/2027		14,922	17,221
7.375% due 03/15/2032		40,814	49,951
7.950% due 03/15/2025		200	244
8.500% due 01/15/2025		11,955	15,234

			1,048,732

INDUSTRIALS 31.2%
21st Century Fox America, Inc.
6.150% due 02/15/2041		5,100	5,685
6.650% due 11/15/2037		4,250	4,962
6.900% due 08/15/2039		2,500	2,980
AbbVie, Inc.
4.400% due 11/06/2042		7,000	6,530
Actavis, Inc.
4.625% due 10/01/2042		6,500	5,915
Activision Blizzard, Inc.
5.625% due 09/15/2021		3,000	3,113
ADT Corp.
3.500% due 07/15/2022		3,950	3,439
4.125% due 06/15/2023		6,700	5,948
4.875% due 07/15/2042		10,900	8,204
6.250% due 10/15/2021		2,650	2,786
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		1,800	1,782
Air Canada Pass-Through Trust
4.125% due 11/15/2026		1,500	1,463
5.375% due 11/15/2022		3,700	3,598
Alberta Energy Co. Ltd.
7.375% due 11/01/2031		2,500	2,936
8.125% due 09/15/2030		2,350	2,931
Alliance Data Systems Corp.
5.250% due 12/01/2017		3,000	3,128
ALROSA Finance S.A.
7.750% due 11/03/2020		6,050	6,737
Altria Group, Inc.
4.250% due 08/09/2042		2,500	2,134
9.950% due 11/10/2038		3,923	5,985
10.200% due 02/06/2039		4,729	7,380
American Airlines Pass-Through Trust
5.250% due 07/31/2022		3,425	3,622
7.000% due 07/31/2019		1,307	1,382
American Airlines, Inc.
7.500% due 03/15/2016 ^		4,200	4,379
American Tower Corp.
5.050% due 09/01/2020		2,300	2,433
Amgen, Inc.
4.950% due 10/01/2041		2,500	2,376

5.150% due 11/15/2041	28,767	28,667
5.375% due 05/15/2043	1,200	1,232
5.650% due 06/15/2042	3,000	3,178
5.750% due 03/15/2040	5,000	5,358
6.400% due 02/01/2039	15,690	17,965
Anadarko Holding Co.
7.150% due 05/15/2028	1,722	1,998
Anadarko Petroleum Corp.
6.450% due 09/15/2036	12,100	13,590
7.000% due 11/15/2027	600	614
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	3,200	2,761
5.375% due 04/15/2020	4,000	3,756
Arch Coal, Inc.
7.000% due 06/15/2019	2,050	1,640
7.250% due 10/01/2020	6,700	5,260
7.250% due 06/15/2021	4,688	3,610
Asciano Finance Ltd.
6.000% due 04/07/2023	5,000	5,245
Ashland, Inc.
6.875% due 05/15/2043	22,600	21,470
Aviation Capital Group Corp.
3.875% due 09/27/2016	5,500	5,684
6.750% due 04/06/2021	600	657
7.125% due 10/15/2020	16,900	18,938
Axiall Corp.
4.875% due 05/15/2023	5,190	4,924
Barrick Gold Corp.
5.250% due 04/01/2042	12,200	10,179
5.800% due 11/15/2034	100	85
Barrick International Barbados Corp.
6.350% due 10/15/2036	2,100	1,882
Barrick North America Finance LLC
5.700% due 05/30/2041	2,000	1,719
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	1,500	1,298
Boston Scientific Corp.
6.000% due 01/15/2020	5,000	5,741
7.375% due 01/15/2040	12,100	15,037
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	22,000	19,660
Cameron International Corp.
7.000% due 07/15/2038	6,703	8,106
Canadian Oil Sands Ltd.
6.000% due 04/01/2042	13,400	13,706
CC Holdings GS LLC
3.849% due 04/15/2023	9,500	8,896
Cemex Espana Luxembourg
9.875% due 04/30/2019	4,283	4,915
Cemex S.A.B. de C.V.
5.875% due 03/25/2019	5,000	5,025
Cenovus Energy, Inc.
6.750% due 11/15/2039	200	234
CF Industries, Inc.
6.875% due 05/01/2018	9,500	11,024
China Resources Gas Group Ltd.
4.500% due 04/05/2022	2,500	2,454
Cielo S.A.
3.750% due 11/16/2022	2,950	2,633
Cliffs Natural Resources, Inc.
3.950% due 01/15/2018	1,025	1,036
6.250% due 10/01/2040	13,603	11,590
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	5,000	4,964
CNOOC Finance Ltd.
3.875% due 05/02/2022	2,100	2,024
4.250% due 05/09/2043	4,200	3,540
Comcast Corp.
4.250% due 01/15/2033	15,000	13,937
6.450% due 03/15/2037	3,800	4,411
6.550% due 07/01/2039	8,800	10,421
6.950% due 08/15/2037	3,600	4,426
7.050% due 03/15/2033	10,725	12,978
CONSOL Energy, Inc.
8.250% due 04/01/2020	350	381
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,790	2,776
4.150% due 10/11/2025	3,463	3,480
4.750% due 07/12/2022	268	284
7.250% due 05/10/2021	1,693	1,939
Continental Resources, Inc.
4.500% due 04/15/2023	10,750	10,911
Corp. Nacional del Cobre de Chile
5.625% due 10/18/2043	1,900	1,876
COX Communications, Inc.
4.700% due 12/15/2042	8,400	7,056

8.375% due 03/01/2039	5,500	6,691
Crown Castle International Corp.
5.250% due 01/15/2023	13,750	13,544
CVS Pass-Through Trust
5.773% due 01/10/2033	1,021	1,073
5.789% due 01/10/2026	4,139	4,499
5.880% due 01/10/2028	1,708	1,853
6.943% due 01/10/2030	5,369	6,155
7.507% due 01/10/2032	37,001	44,123
D.R. Horton, Inc.
4.750% due 02/15/2023	8,000	7,630
5.750% due 08/15/2023	6,000	6,116
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	3,780	4,347
Denbury Resources, Inc.
4.625% due 07/15/2023	12,375	11,230
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	16,575	23,387
Devon Energy Corp.
5.600% due 07/15/2041	2,650	2,762
7.950% due 04/15/2032	2,125	2,766
Devon Financing Corp. LLC
7.875% due 09/30/2031	5,000	6,432
DISH DBS Corp.
4.250% due 04/01/2018	7,000	7,158
5.875% due 07/15/2022	1,500	1,508
Dow Chemical Co.
9.400% due 05/15/2039	7,000	10,459
Eagle Spinco, Inc.
4.625% due 02/15/2021	2,500	2,459
Eaton Corp.
4.150% due 11/02/2042	700	622
Ecopetrol S.A.
5.875% due 09/18/2023	900	952
7.375% due 09/18/2043	10,000	10,865
El Paso LLC
6.950% due 06/01/2028	3,795	3,441
7.420% due 02/15/2037	2,980	2,838
7.800% due 08/01/2031	11,000	11,193
8.050% due 10/15/2030	3,825	3,890
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	9,300	11,952
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042	3,950	3,390
7.500% due 11/15/2040	5,000	6,005
Encana Corp.
5.150% due 11/15/2041	5,580	5,232
6.625% due 08/15/2037	4,000	4,425
7.200% due 11/01/2031	1,490	1,721
Energy Transfer Partners LP
7.500% due 07/01/2038	13,934	16,352
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	9,000	9,614
Enterprise Products Operating LLC
4.450% due 02/15/2043	18,697	16,519
4.850% due 03/15/2044	18,179	17,100
6.125% due 10/15/2039	700	773
6.875% due 03/01/2033	500	598
7.034% due 01/15/2068	2,550	2,820
7.550% due 04/15/2038	4,014	5,075
8.375% due 08/01/2066	1,600	1,774
Fidelity National Information Services, Inc.
3.500% due 04/15/2023	2,000	1,824
Freeport-McMoRan Corp.
9.500% due 06/01/2031	2,000	2,545
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021	3,100	3,302
Georgia-Pacific LLC
7.750% due 11/15/2029	17,715	22,435
8.875% due 05/15/2031	9,820	13,643
Gerdau Trade, Inc.
5.750% due 01/30/2021	8,800	9,020
Glencore Funding LLC
1.604% due 01/15/2019	5,300	5,205
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	5,000	4,064
Graphic Packaging International, Inc.
4.750% due 04/15/2021	1,100	1,092
Harvest Operations Corp.
6.875% due 10/01/2017	5,680	6,248
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	10,000	9,700
HCA, Inc.
4.750% due 05/01/2023	2,500	2,356
8.500% due 04/15/2019	500	531

HD Supply, Inc.
8.125% due 04/15/2019	9,348	10,458
Hess Corp.
6.000% due 01/15/2040	1,500	1,622
7.300% due 08/15/2031	3,060	3,738
Hiland Partners LP
7.250% due 10/01/2020	6,010	6,476
HJ Heinz Finance Co.
7.125% due 08/01/2039	1,023	1,056
Home Depot, Inc.
4.875% due 02/15/2044	3,000	3,038
Hospira, Inc.
5.200% due 08/12/2020	1,200	1,245
5.600% due 09/15/2040	2,000	1,829
5.800% due 08/12/2023	2,000	2,067
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	2,575	2,402
Intel Corp.
4.000% due 12/15/2032	300	277
4.800% due 10/01/2041	900	878
International Paper Co.
8.700% due 06/15/2038	1,500	2,066
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018	7,000	7,079
KazMunayGas National Co. JSC
5.750% due 04/30/2043	4,900	4,246
Kerr-McGee Corp.
7.875% due 09/15/2031	3,500	4,380
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	1,000	1,025
6.500% due 02/01/2037	2,700	2,959
6.950% due 01/15/2038	5,450	6,262
7.300% due 08/15/2033	25	29
7.400% due 03/15/2031	100	117
Kraft Foods Group, Inc.
5.000% due 06/04/2042	17,700	17,453
6.500% due 02/09/2040	2,500	2,916
6.875% due 01/26/2039	2,947	3,590
Magellan Midstream Partners LP
6.400% due 05/01/2037	900	1,032
Masco Corp.
7.750% due 08/01/2029	1,035	1,139
Meccanica Holdings USA, Inc.
6.250% due 07/15/2019	5,500	5,707
6.250% due 01/15/2040	5,200	4,402
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	13,000	12,675
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	3,800	3,708
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020	8,150	8,904
Mongolian Mining Corp.
8.875% due 03/29/2017	11,615	9,234
Nakilat, Inc.
6.067% due 12/31/2033	400	422
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (b)	11,000	10,945
NBCUniversal Media LLC
4.450% due 01/15/2043	7,500	6,720
5.950% due 04/01/2041	3,600	3,939
New Gold, Inc.
6.250% due 11/15/2022	12,180	11,845
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	9,450	6,876
Newmont Mining Corp.
4.875% due 03/15/2042	2,000	1,481
Nexen Energy ULC
7.500% due 07/30/2039	1,180	1,505
Nielsen Finance LLC
4.500% due 10/01/2020	7,400	7,234
Noble Holding International Ltd.
6.050% due 03/01/2041	6,400	6,596
6.200% due 08/01/2040	1,600	1,671
NVR, Inc.
3.950% due 09/15/2022	2,500	2,364
OGX Austria GmbH
8.375% due 04/01/2022 ^	12,900	1,097
8.500% due 06/01/2018 ^	7,200	613
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018	1,000	1,003
ONEOK Partners LP
6.125% due 02/01/2041	3,900	4,131
6.650% due 10/01/2036	19,335	21,282
Owens Corning
4.200% due 12/15/2022	1,400	1,337

Pacific Drilling Ltd.
7.250% due 12/01/2017		400	434
Petrobras International Finance Co.
6.750% due 01/27/2041		1,200	1,119
Pfizer, Inc.
7.200% due 03/15/2039		300	403
PHH Corp.
6.375% due 08/15/2021		2,000	2,010
9.250% due 03/01/2016		3,500	3,999
Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	2,201
6.375% due 05/16/2038		600	711
Pioneer Natural Resources Co.
6.875% due 05/01/2018		3,000	3,515
7.200% due 01/15/2028		17,016	20,468
7.500% due 01/15/2020		4,800	5,821
Pride International, Inc.
6.875% due 08/15/2020		7,800	9,342
7.875% due 08/15/2040		9,600	13,030
Regency Energy Partners LP
4.500% due 11/01/2023		4,265	3,902
Repsol International Finance BV
4.250% due 02/12/2016	EUR	1,000	1,463
Reynolds American, Inc.
6.150% due 09/15/2043		$3,620	3,910
7.250% due 06/15/2037		1,380	1,616
Rock Tenn Co.
4.000% due 03/01/2023		3,400	3,248
4.900% due 03/01/2022		2,000	2,059
Rockies Express Pipeline LLC
5.625% due 04/15/2020		6,350	5,667
6.000% due 01/15/2019		6,015	5,594
6.850% due 07/15/2018		2,300	2,248
6.875% due 04/15/2040		12,340	10,273
7.500% due 07/15/2038		6,600	5,841
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		5,250	5,703
SABMiller Holdings, Inc.
4.950% due 01/15/2042		5,600	5,563
Schaeffler Finance BV
4.750% due 05/15/2021		13,850	13,885
Southern Copper Corp.
5.250% due 11/08/2042		1,800	1,464
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,671
Southwestern Energy Co.
4.100% due 03/15/2022		3,420	3,391
Studio City Finance Ltd.
8.500% due 12/01/2020		6,400	7,120
Sunoco Logistics Partners Operations LP
4.950% due 01/15/2043		8,950	7,964
6.100% due 02/15/2042		3,460	3,533
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		2,400	2,276
Teck Resources Ltd.
5.400% due 02/01/2043		20,870	19,041
6.000% due 08/15/2040		1,400	1,338
6.125% due 10/01/2035		1,341	1,322
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015		11,345	11,749
3.992% due 02/16/2016		1,610	1,695
4.949% due 01/15/2015		1,100	1,146
6.421% due 06/20/2016		5,000	5,584
7.045% due 06/20/2036		6,400	7,068
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		1,275	1,647
Tesco PLC
6.150% due 11/15/2037		1,300	1,413
Tesoro Logistics LP
5.875% due 10/01/2020		19,091	19,616
Texas Eastern Transmission LP
7.000% due 07/15/2032		1,000	1,193
Time Warner Cable, Inc.
4.500% due 09/15/2042		9,200	6,971
5.250% due 07/15/2042	GBP	7,000	9,242
5.500% due 09/01/2041		$3,000	2,486
5.875% due 11/15/2040		4,950	4,283
6.550% due 05/01/2037		2,000	1,851
6.750% due 06/15/2039		4,000	3,767
7.300% due 07/01/2038		3,200	3,192
Time Warner, Inc.
4.900% due 06/15/2042		3,700	3,513
6.200% due 03/15/2040		5,275	5,812
6.250% due 03/29/2041		16,000	17,772
6.500% due 11/15/2036		500	565
7.700% due 05/01/2032		2,190	2,812

Toll Brothers Finance Corp.
5.875% due 02/15/2022		2,500	2,600
6.750% due 11/01/2019		7,940	9,111
Transocean, Inc.
6.500% due 11/15/2020		2,900	3,312
6.800% due 03/15/2038		11,522	12,827
7.500% due 04/15/2031		1,100	1,257
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		1,500	1,459
4.625% due 12/03/2026		8,969	9,104
5.375% due 05/15/2023		8,850	8,717
6.750% due 12/03/2022		5,080	5,398
7.125% due 04/22/2025		1,888	2,129
8.000% due 04/01/2021		958	1,069
UAL Pass-Through Trust
10.400% due 05/01/2018		6,591	7,481
United Airlines Pass-Through Trust
4.300% due 02/15/2027		3,000	3,053
United Airlines, Inc.
6.750% due 09/15/2015		7,800	8,083
UnitedHealth Group, Inc.
3.950% due 10/15/2042		5,250	4,453
4.250% due 03/15/2043		5,750	5,162
4.625% due 11/15/2041		10,000	9,448
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023		850	829
Unitymedia KabelBW GmbH
9.625% due 12/01/2019	EUR	4,200	6,428
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,250	2,453
USG Corp.
6.300% due 11/15/2016		379	408
7.875% due 03/30/2020		5,800	6,554
9.750% due 01/15/2018		1,325	1,573
Vale Overseas Ltd.
6.875% due 11/21/2036		3,900	4,036
6.875% due 11/10/2039		300	311
Vale S.A.
5.625% due 09/11/2042		35,300	32,120
Verisk Analytics, Inc.
4.125% due 09/12/2022		850	823
Viacom, Inc.
5.850% due 09/01/2043		5,000	5,257
Virgin Australia Trust
5.000% due 04/23/2025		5,400	5,576
Walter Energy, Inc.
8.500% due 04/15/2021		10,150	8,501
9.875% due 12/15/2020		3,700	3,219
WellPoint, Inc.
4.625% due 05/15/2042		8,000	7,395
Western Gas Partners LP
4.000% due 07/01/2022		4,000	3,819
Williams Cos., Inc.
7.875% due 09/01/2021		458	528
8.750% due 03/15/2032		2,416	2,821
Williams Partners LP
6.300% due 04/15/2040		2,000	2,150
Wynn Las Vegas LLC
4.250% due 05/30/2023		11,700	10,983
Wynn Macau Ltd.
5.250% due 10/15/2021		18,650	18,720
Yellowstone Energy LP
5.750% due 12/31/2026		1,900	1,776

			1,584,842

UTILITIES 12.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,500	5,544
8.700% due 08/07/2018		12,150	14,833
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039		6,627	6,210
Anadarko Finance Co.
7.500% due 05/01/2031		5,500	6,688
Appalachian Power Co.
6.375% due 04/01/2036		7,850	8,732
6.700% due 08/15/2037		2,300	2,665
7.000% due 04/01/2038		500	604
AT&T, Inc.
4.300% due 12/15/2042		11,713	9,938
4.350% due 06/15/2045		15,174	12,849
6.500% due 09/01/2037		500	563
6.550% due 02/15/2039		36,783	41,768
BG Energy Capital PLC
6.500% due 11/30/2072		3,400	3,733

British Telecommunications PLC
9.625% due 12/15/2030	1,300	1,940
Bruce Mansfield Unit
6.850% due 06/01/2034	3,759	3,967
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	850	914
Cleco Power LLC
6.000% due 12/01/2040	6,100	6,668
Dominion Resources, Inc.
4.050% due 09/15/2042	10,000	8,475
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	3,950	4,286
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	2,700	2,968
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	22,200	23,088
Exelon Generation Co. LLC
5.600% due 06/15/2042	6,058	5,656
FirstEnergy Solutions Corp.
6.050% due 08/15/2021	7,500	8,017
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	2,000	1,842
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	8,300	8,954
9.250% due 04/23/2019	9,400	11,609
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	400	406
Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	258
Koninklijke KPN NV
8.375% due 10/01/2030	4,100	5,199
MarkWest Energy Partners LP
4.500% due 07/15/2023	23,300	21,960
5.500% due 02/15/2023	1,600	1,620
MetroPCS Wireless, Inc.
6.625% due 04/01/2023	11,500	11,917
Millicom International Cellular S.A.
6.625% due 10/15/2021	2,650	2,755
Narragansett Electric Co.
4.170% due 12/10/2042	5,300	4,636
NGPL PipeCo LLC
7.119% due 12/15/2017	11,040	10,046
7.768% due 12/15/2037	32,080	27,589
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	5,600	4,894
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	800	852
6.604% due 02/03/2021	9,200	10,120
Ohio Edison Co.
6.875% due 07/15/2036	1,900	2,229
8.250% due 10/15/2038	2,950	4,252
Orange S.A.
8.750% due 03/01/2031	600	829
Pacific Gas & Electric Co.
5.400% due 01/15/2040	1,800	1,914
Plains All American Pipeline LP
4.300% due 01/31/2043	3,050	2,643
5.150% due 06/01/2042	15,200	14,991
Progress Energy, Inc.
7.750% due 03/01/2031	600	773
PSEG Power LLC
8.625% due 04/15/2031	1,500	2,040
Public Service Co. of Oklahoma
6.625% due 11/15/2037	400	463
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027	5,950	6,554
6.750% due 09/30/2019	2,500	2,951
Rosneft Finance S.A.
7.250% due 02/02/2020	2,100	2,378
7.875% due 03/13/2018	14,150	16,414
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	13,000	11,766
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,214
Sprint Communications, Inc.
6.000% due 11/15/2022	900	882
9.125% due 03/01/2017	3,800	4,484
Sprint Corp.
7.125% due 06/15/2024	2,000	2,035
State Grid Overseas Investment Ltd.
4.375% due 05/22/2043	9,500	8,414
Targa Resources Partners LP
4.250% due 11/15/2023	8,000	7,200
5.250% due 05/01/2023	12,087	11,770
6.875% due 02/01/2021	7,450	8,046

Telecom Italia Capital S.A.
7.200% due 07/18/2036		5,000	4,837
7.721% due 06/04/2038		2,801	2,815
Telecom Italia SpA
7.375% due 12/15/2017	GBP	1,500	2,741
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	108,000	1,020
1.505% due 07/22/2014		130,000	1,225
1.550% due 10/29/2014		50,000	470
1.565% due 10/29/2014		50,000	470
1.615% due 05/28/2014		10,000	94
1.850% due 07/28/2014		68,000	642
4.500% due 03/24/2014	EUR	2,300	3,183
4.750% due 02/28/2014	JPY	30,000	285
5.000% due 07/29/2014		250,000	2,403
5.050% due 11/28/2014		60,000	582
Toledo Edison Co.
6.150% due 05/15/2037		$405	445
Verizon Communications, Inc.
3.850% due 11/01/2042		16,675	13,624
6.000% due 04/01/2041		2,700	2,965
6.400% due 09/15/2033		22,700	26,113
6.550% due 09/15/2043		135,100	158,096
7.350% due 04/01/2039		250	311
VimpelCom Holdings BV
5.950% due 02/13/2023		8,000	7,580

			649,906

Total Corporate Bonds & Notes (Cost $3,298,887)			3,283,480

MUNICIPAL BONDS & NOTES 5.8%
CALIFORNIA 2.7%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		6,600	7,922
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050		9,100	11,235
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,300	2,414
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		13,600	17,110
7.350% due 11/01/2039		1,700	2,149
7.500% due 04/01/2034		165	211
7.550% due 04/01/2039		8,195	10,608
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		8,300	10,943
7.950% due 03/01/2036		9,300	10,760
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		2,600	2,971
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		700	788
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040		5,200	5,920
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		500	592
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042		2,300	2,820
6.750% due 08/01/2049		6,400	8,030
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		5,000	5,948
7.618% due 08/01/2040		4,500	5,269
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039		1,100	1,201
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		6,200	7,627
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027		1,700	1,916
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		600	637
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039		3,000	3,230
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039		2,500	2,666
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036		300	325
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		3,500	3,722
6.583% due 05/15/2049		400	466
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045		300	332
6.296% due 05/15/2050		200	218
6.548% due 05/15/2048		5,050	5,895
Upland Community Facilities District, California Special Tax Bonds, Series 2012
3.875% due 09/01/2024		1,815	1,686

4.250% due 09/01/2028	2,450	2,218
5.000% due 09/01/2031	325	315
5.000% due 09/01/2034	1,000	959

		139,103

FLORIDA 0.1%
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	4,000	4,314

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,200	10,668

ILLINOIS 0.0%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,121

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	928
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,195

		3,123

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	3,200	3,516

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	400	527
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,400	3,059
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	971
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2033	10,000	3,292

		7,849

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	400	519
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	3,300	3,694
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,300	4,581
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	14,235
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	2,200	2,297
5.882% due 06/15/2044	3,000	3,425
6.011% due 06/15/2042	6,300	7,295
6.124% due 06/15/2042	700	746
6.491% due 06/15/2042	400	431
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2044	5,100	5,200
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	800	812

		43,235

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	2,300	2,474

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	2,500	2,628
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	600	611
6.270% due 02/15/2050	6,495	6,839
7.834% due 02/15/2041	4,990	6,332
8.084% due 02/15/2050	1,000	1,320

		17,730

PENNSYLVANIA 0.3%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		11,500	12,179
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039		2,750	3,099
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030		1,800	1,753

			17,031

TENNESSEE 0.1%
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027		6,260	6,499

TEXAS 0.7%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038		8,500	9,470
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034		1,000	1,077
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048		5,100	5,187
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2041		1,500	1,565
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049		7,000	8,351
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030		8,400	8,986

			34,636

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040		1,100	1,177

Total Municipal Bonds & Notes (Cost $275,060)			293,476

U.S. TREASURY OBLIGATIONS 32.1%
U.S. Treasury Bonds
2.750% due 08/15/2042 (d)		203,000	160,243
2.750% due 11/15/2042 (d)(f)(h)		201,300	158,524
3.125% due 02/15/2042 (f)(h)		13,600	11,681
3.125% due 02/15/2043		38,650	32,961
3.625% due 08/15/2043 (d)		199,300	187,482
3.750% due 08/15/2041 (d)(f)(h)		209,050	203,040
3.750% due 11/15/2043 (d)		107,900	103,879
U.S. Treasury Notes
1.000% due 05/31/2018		53,000	51,828
1.375% due 06/30/2018		57,700	57,247
1.625% due 11/15/2022 (h)		134,200	120,958
1.750% due 05/15/2023 (f)(h)		139,600	125,613
2.000% due 02/15/2023 (f)(h)		99,100	91,776
2.500% due 08/15/2023 (d)(f)(h)		250,100	239,754
2.750% due 11/15/2023 (d)(f)(h)		82,900	80,964

Total U.S. Treasury Obligations (Cost $1,758,828)			1,625,950

MORTGAGE-BACKED SECURITIES 2.1%
Banc of America Funding Corp.
5.500% due 01/25/2036		939	955
5.750% due 03/25/2036		1,162	1,170
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.184% due 09/10/2047		1,720	1,832
BCAP LLC Trust
0.315% due 05/26/2037		918	902
Bear Stearns Adjustable Rate Mortgage Trust
2.747% due 11/25/2034		3,109	3,056
Bear Stearns Alt-A Trust
5.180% due 11/25/2034		162	159
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		6,200	6,978
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	15,119	19,534
Chase Mortgage Finance Trust
5.219% due 12/25/2037		$892	865
Citigroup Mortgage Loan Trust, Inc.
0.405% due 11/25/2036		2,736	2,276
2.510% due 10/25/2035		1,754	1,719
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,590	2,840

Countrywide Alternative Loan Trust
0.495% due 09/25/2035		1,604	1,281
0.545% due 08/25/2036		323	320
Countrywide Home Loan Mortgage Pass-Through Trust
2.520% due 04/20/2035		54	55
5.500% due 03/25/2035		1,420	1,438
Deutsche ALT-A Securities, Inc.
0.305% due 07/25/2047		583	505
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		1,920	2,026
GS Mortgage Securities Trust
5.560% due 11/10/2039		2,500	2,744
GSMPS Mortgage Loan Trust
0.515% due 03/25/2035		1,987	1,700
GSR Mortgage Loan Trust
2.825% due 04/25/2035		1,594	1,565
Holmes Master Issuer PLC
1.577% due 10/15/2054	EUR	10,290	14,220
HomeBanc Mortgage Trust
0.435% due 10/25/2035		$749	657
Homestar Mortgage Acceptance Corp.
0.615% due 07/25/2034		146	142
Impac CMB Trust
0.805% due 10/25/2033		10	10
IndyMac Mortgage Loan Trust
0.465% due 07/25/2035		875	774
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		3,545	3,901
JPMorgan Mortgage Trust
1.990% due 11/25/2033		49	49
Merrill Lynch Floating Trust
0.706% due 07/09/2021		800	792
Merrill Lynch Mortgage Investors Trust
1.596% due 10/25/2035		132	129
2.193% due 05/25/2033		29	28
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,395	1,547
Mortgages PLC
0.974% due 10/31/2038	GBP	4,024	6,428
Nomura Asset Acceptance Corp.
0.735% due 02/25/2035		$1,800	1,449
2.896% due 08/25/2035		1,336	1,282
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,258
Residential Accredit Loans, Inc. Trust
3.079% due 03/25/2035 ^		1,446	1,177
3.232% due 02/25/2035		2,042	1,635
5.750% due 01/25/2034		5,273	5,433
Residential Funding Mortgage Securities, Inc. Trust
3.288% due 02/25/2036 ^		1,210	1,064
Sequoia Mortgage Trust
0.879% due 05/20/2034		2,308	2,248
Structured Adjustable Rate Mortgage Loan Trust
2.523% due 03/25/2034		58	57
Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042		870	903
WaMu Mortgage Pass-Through Certificates
0.628% due 07/25/2044		988	945
1.936% due 11/25/2041		554	531
Wells Fargo Mortgage-Backed Securities Trust
2.484% due 12/25/2033		86	87
2.615% due 01/25/2035		2,336	2,322

Total Mortgage-Backed Securities (Cost $97,715)			104,988

ASSET-BACKED SECURITIES 2.0%
Access Group, Inc.
1.538% due 10/27/2025		635	642
ACE Securities Corp. Home Equity Loan Trust
0.960% due 01/25/2035		1,738	1,591
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		57	57
7.001% due 09/20/2022		36,700	36,648
Ameriquest Mortgage Securities, Inc.
0.555% due 03/25/2036		1,280	1,019
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.615% due 07/25/2035		2,200	1,924
0.635% due 10/25/2035		1,000	924
0.645% due 04/25/2035		1,000	947
1.035% due 07/25/2034		848	789
1.215% due 11/25/2034		2,416	2,278
Asset-Backed Securities Corp. Home Equity Loan Trust
0.805% due 07/25/2035		2,000	1,800
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		148	149

Bear Stearns Asset-Backed Securities Trust
0.485% due 01/25/2047		1,100	965
0.905% due 01/25/2034		12	12
Countrywide Asset-Backed Certificates
0.515% due 04/25/2036		5,900	5,605
0.885% due 07/25/2034		2,000	1,806
0.915% due 03/25/2034		1,600	1,522
First Franklin Mortgage Loan Trust
0.425% due 11/25/2036		1,589	1,546
0.645% due 05/25/2035		1,000	909
0.655% due 09/25/2035		4,300	3,877
First NLC Trust
0.870% due 12/25/2035		2,167	2,043
GSAMP Trust
1.035% due 11/25/2034		1,200	1,105
Home Equity Asset Trust
1.215% due 07/25/2035		2,200	2,018
IXIS Real Estate Capital Trust
0.945% due 06/25/2035		1,779	1,733
Lehman XS Trust
0.565% due 10/25/2035		906	875
Merrill Lynch Mortgage Investors Trust
0.385% due 08/25/2036		1,000	904
Morgan Stanley ABS Capital, Inc. Trust
0.485% due 11/25/2035		2,636	2,561
Morgan Stanley Home Equity Loan Trust
0.635% due 08/25/2035		1,045	954
New Century Home Equity Loan Trust
0.675% due 07/25/2035		2,200	1,823
Option One Mortgage Loan Trust Asset-Backed Certificates
0.745% due 02/25/2032		1,095	1,029
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.665% due 07/25/2035		3,000	2,846
RAAC Series
0.545% due 10/25/2046		224	186
0.645% due 03/25/2037		3,600	3,318
Residential Asset Securities Corp. Trust
0.565% due 12/25/2035		1,300	1,160
0.605% due 11/25/2035		200	170
Salomon Mortgage Loan Trust
1.065% due 11/25/2033		43	40
SLM Student Loan Trust
1.738% due 04/25/2023		11,862	12,234
Springleaf Funding Trust
3.920% due 01/16/2023		2,500	2,538

Total Asset-Backed Securities (Cost $99,762)			102,547

SOVEREIGN ISSUES 3.5%
Australia Government Bond
5.500% due 04/21/2023	AUD	21,351	21,077
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	10,900	15,322
4.305% due 03/06/2014		1,500	2,076
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$5,000	5,062
Brazil Government International Bond
5.625% due 01/07/2041		7,000	6,825
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	969	411
10.000% due 01/01/2017		7,799	3,133
10.000% due 01/01/2021		144	53
10.000% due 01/01/2023		144	52
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2018	EUR	18,486	26,480
Junta de Castilla y Leon
6.270% due 02/19/2018		3,200	4,932
6.505% due 03/01/2019		3,500	5,525
Qatar Government International Bond
6.400% due 01/20/2040		$3,000	3,424
Russia Government International Bond
5.625% due 04/04/2042		3,000	2,992
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	13,900	19,852
Spain Government International Bond
2.100% due 04/30/2017		1,600	2,194
3.800% due 01/31/2017		41,700	60,356

Total Sovereign Issues (Cost $176,542)			179,766

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		26,550	1,404

Total Convertible Preferred Securities (Cost $1,327)			1,404

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
AgriBank FCB
6.875% due 01/01/2024 (b)		40,000	3,949
Ally Financial, Inc.
7.000% due 01/30/2014 (b)		9,650	9,265
8.500% due 05/15/2016 (b)		109,129	2,930
GMAC Capital Trust
8.125% due 02/15/2040		290,000	7,754
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		110,000	2,670

Total Preferred Securities (Cost $26,676)			26,568

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
CERTIFICATES OF DEPOSIT 0.2%
Itau Unibanco Holding S.A.
0.000% due 03/03/2014		$10,000	9,976

REPURCHASE AGREEMENTS (c) 0.1%			5,512

MEXICO TREASURY BILLS 0.5%
3.396% due 02/13/2014 - 06/26/2014 (a)	MXN	301,000	22,853

U.S. TREASURY BILLS 0.2%
0.115% due 01/16/2014 - 12/11/2014 (a)(d)(h)		$9,005	8,997

Total Short-Term Instruments (Cost $47,435)			47,338

Total Investments in Securities (Cost $5,911,769)			5,797,965

	SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio		3,852,677	38,546

Total Short-Term Instruments (Cost $38,546)			38,546

Total Investments in Affiliates (Cost $38,546)			38,546

Total Investments 115.1% (Cost $5,950,315)			$5,836,511
Financial Derivative Instruments (e)(g) (0.2%) (Cost or Premiums, net $(18,238))			(9,457)
Other Assets and Liabilities, net (14.9%)			(755,253)

Net Assets 100.0%			$5,071,801

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$700	U.S. Treasury Notes 0.375% due 01/15/2016	$(716)	$700	$700
SSB	0.000%	12/31/2013	01/02/2014	4,812	Freddie Mac 2.080% due 10/17/2022	(4,911)	4,812	4,812

Total Repurchase Agreements						$(5,627)	$5,512	$5,512

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(0.500%)	07/23/2013	07/22/2015	$(1,333)	$(1,325)
GRE	(0.050%)	01/02/2014	01/09/2014	(2,205)	(2,206)
JPS	0.140%	12/17/2013	01/21/2014	(58,230)	(58,234)
RDR	0.170%	12/17/2013	01/16/2014	(88,073)	(88,079)
	0.170%	12/18/2013	01/14/2014	(234,911)	(234,927)

Total Reverse Repurchase Agreements					$(384,771)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	12/31/2013	01/03/2014	$(1,082)	$(1,082)
	0.160%	12/18/2013	01/14/2014	(72,363)	(72,463)
	0.180%	12/27/2013	01/09/2014	(7,605)	(7,611)
FOB	0.070%	01/02/2014	01/07/2014	(971)	(971)
GSC	0.130%	12/16/2013	01/15/2014	(73,470)	(73,546)
	0.150%	11/06/2013	01/06/2014	(8,662)	(8,669)
MSC	0.170%	12/23/2013	01/06/2014	(177,977)	(178,074)
	0.210%	12/23/2013	01/06/2014	(3,459)	(3,461)
UBS	0.100%	12/30/2013	01/06/2014	(85,794)	(85,829)

Total Sale-Buyback Transactions					$(431,706)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $624,550 at a weighted average interest rate of 0.096%.
(3)	Payable for sale-buyback transactions includes $290 of deferred price drop on sale-buyback transactions.

(d)	Securities with an aggregate market value of $799,172 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	418	$(147)	$(209)

Total Written Options				$(147)	$(209)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap March Futures	Long	03/2014	200	$(233)	$0	$(28)
90-Day Eurodollar June Futures	Long	06/2015	2,864	(666)	0	(107)
90-Day Eurodollar June Futures	Long	06/2016	23	(22)	0	(1)
90-Day Eurodollar March Futures	Long	03/2016	1,974	(1,523)	0	(99)
90-Day Eurodollar September Futures	Long	09/2015	2,450	(935)	0	(123)
Euro-Bund 10-Year Bond March Futures	Long	03/2014	33	(103)	10	0
U.S. Treasury 5-Year Note March Futures	Long	03/2014	310	(381)	0	(29)

Total Futures Contracts				$(3,863)	$10	$(387)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018		$2,268,900	$41,435	$16,199	$1,499	$0
iTraxx Europe 20 Index	1.000%	12/20/2018	EUR	92,000	1,848	1,718	0	(2)

					$43,283	$17,917	$1,499	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.800%	07/15/2014		$72,100	$(384)	$(129)	$0	$(0)
Pay	3-Month USD-LIBOR	1.500%	09/16/2016		14,000	23	49	0	(4)
Pay	3-Month USD-LIBOR	1.500%	12/16/2016		15,300	(16)	(41)	0	(5)
Pay	3-Month USD-LIBOR	2.500%	12/18/2020		92,600	279	(1,363)	0	(330)
Receive	3-Month USD-LIBOR	1.960%	04/24/2023		186,700	15,562	16,039	936	0
Receive	3-Month USD-LIBOR	1.920%	05/01/2023		79,500	6,970	7,186	399	0
Pay	3-Month USD-LIBOR	2.900%	04/24/2043		122,000	(22,573)	(23,373)	0	(1,427)
Pay	3-Month USD-LIBOR	2.860%	05/01/2043		2,200	(425)	(440)	0	(26)
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	72,800	(46)	391	179	0
Receive	6-Month EUR-EURIBOR	2.250%	03/19/2024	EUR	58,400	(209)	(995)	0	(178)
Receive	6-Month GBP-LIBOR	3.000%	03/19/2024	GBP	5,900	59	38	0	(42)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	7,520,000	(798)	(1,125)	239	0
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		154,000	49	(40)	12	0

						$(1,509)	$(3,803)	$1,765	$(2,012)

Total Swap Agreements						$41,774	$14,114	$3,264	$(2,014)

(f)	Securities with an aggregate market value of $41,503 and cash of $8,996 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2014		$1,405	EUR	1,036	$20	$0
	02/2014	JPY	86,400		$865	44	0
	03/2014		$2,000	MXN	26,284	3	0
BPS	01/2014		1,789	AUD	1,965	0	(35)
	01/2014		215,707	EUR	156,878	110	0
	02/2014	EUR	156,878		$215,703	0	(111)
	02/2014	JPY	4,579,900		44,465	966	0
	02/2014	MXN	64,691		4,970	32	0
	03/2014		103,134		7,901	54	0
BRC	01/2014	GBP	61,241		99,098	0	(2,314)
	02/2014	JPY	264,600		2,587	74	0
	03/2014		$2,100	MXN	27,351	0	(16)
CBK	01/2014		19,565	EUR	14,287	90	0
	01/2014		4,453	GBP	2,753	106	0
	02/2014	EUR	1,743		$2,392	0	(6)
	02/2014	GBP	2,958		4,845	0	(53)
	03/2014	MXN	68,449		5,244	33	0
DUB	01/2014		$95,807	GBP	58,488	1,046	0
	01/2014	ZAR	28,582		$2,815	94	0
	02/2014	GBP	58,488		95,786	0	(1,047)
	02/2014		$1,135	EUR	832	10	0
	03/2014		1,000	MXN	13,116	0	(1)
FBF	01/2014	EUR	146,359		$197,946	0	(3,400)
GLM	01/2014		$85	RUB	2,803	0	0
HUS	01/2014	EUR	36,977		$50,693	0	(177)
	02/2014	JPY	738,022		7,432	423	0
JPM	02/2014	EUR	8,040		11,067	7	0
	03/2014		$4,065	MXN	53,008	0	(26)
	04/2016	CNY	4,214		$622	0	(61)
	04/2016		$710	CNY	4,214	0	(27)
MSC	01/2014	BRL	22,743		$9,736	96	0
	01/2014		$9,643	BRL	22,743	0	(3)
	02/2014		9,660		22,743	0	(97)
	03/2014		21,303	MXN	280,230	64	(12)
	06/2014	MXN	61,917		$4,709	31	0
RYL	03/2014		$5,710	MXN	74,410	0	(39)
SOG	01/2014	AUD	31,617		$28,868	642	0
	01/2014		$26,245	AUD	29,652	226	0
	02/2014	AUD	29,652		$26,195	0	(226)
UAG	02/2014	NOK	825		134	0	(2)
WST	01/2014		$14,982	EUR	11,135	336	0

Total Forward Foreign Currency Contracts						$4,507	$(7,653)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	$15,800	$677	$628
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	26,600	2,108	4,441

							$2,785	$5,069

Total Purchased Options							$2,785	$5,069

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	36,600	$(68)	$(54)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		36,600	(81)	(12)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		10,300	(20)	(15)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		10,300	(23)	(3)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		$60,400	(740)	(696)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	21,800	(39)	(32)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		21,800	(44)	(7)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$111,600	(2,098)	(4,515)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.500%	03/17/2014	EUR	43,700	(129)	(167)
FBF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.750%	03/24/2014		20,500	(70)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300%	03/24/2014		20,500	(193)	(226)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		11,200	(23)	(17)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		11,200	(23)	(4)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$420,800	(484)	(778)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		97,000	(213)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		97,000	(534)	(137)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		319,200	(467)	(18)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014		319,200	(1,407)	(2,447)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		30,000	(132)	0
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		590,000	(1,549)	(1,090)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	45,000	(87)	(67)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		45,000	(87)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$158,800	(679)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		47,000	(497)	(25)

								$(9,687)	$(10,335)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC CDX.IG-21 5-Year Index	Buy	0.700%	01/15/2014		$17,800	$(22)	$(62)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.700%	01/15/2014		17,800	(58)	(3)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.300%	01/15/2014	EUR	26,000	(68)	0
JPM	Call - OTC CDX.IG-21 5-Year Index	Buy	0.650%	01/15/2014		$114,000	(63)	(167)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	01/15/2014		114,000	(365)	(2)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.400%	03/19/2014	EUR	80,000	(310)	(11)

							$(886)	$(245)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$(94)	$(12)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	7,000	(90)	(7)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(29)	(2)

						$(213)	$(21)

Total Written Options						$(10,786)	$(10,601)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreemens, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.066%		$2,000	$14	$15	$29	$0
	Brazil Government International Bond	1.000%	12/20/2015	0.982%		4,900	(41)	45	4	0
	Brazil Government International Bond	1.000%	12/20/2016	1.335%		3,350	(44)	13	0	(31)
	Caterpillar, Inc.	1.000%	03/20/2016	0.121%		3,200	44	20	64	0
	Ford Motor Co.	5.000%	09/20/2017	0.875%		18,175	1,443	1,327	2,770	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		2,500	(61)	65	4	0
	KB Home	5.000%	09/20/2018	2.676%		4,800	264	234	498	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.789%		1,950	(107)	322	215	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.220%		1,500	(7)	31	24	0
	Russia Government International Bond	1.000%	09/20/2018	1.536%		1,100	(50)	24	0	(26)
	Sony Corp.	1.000%	03/20/2018	1.148%	JPY	30,000	(44)	42	0	(2)
	Telefonica Emisiones, S.A.U.	1.000%	06/20/2018	1.037%	EUR	3,500	(291)	285	0	(6)
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.367%	JPY	110,000	(64)	61	0	(3)
	Toyota Motor Corp.	1.000%	03/20/2015	0.088%		$3,300	8	30	38	0
BPS	Anheuser-Busch InBev Worldwide, Inc.	1.000%	09/20/2017	0.274%	EUR	1,800	7	61	68	0
	Anheuser-Busch InBev Worldwide, Inc.	1.000%	12/20/2018	0.404%		700	28	1	29	0
	Barrick Gold Corp.	1.000%	06/20/2018	1.591%		$6,450	(233)	73	0	(160)
	Brazil Government International Bond	1.000%	09/20/2017	1.532%		1,100	(28)	7	0	(21)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	1.001%		5,900	(164)	166	2	0
	Lafarge S.A.	1.000%	12/20/2018	1.770%	EUR	3,200	(302)	144	0	(158)
	Masco Corp.	5.000%	09/20/2017	0.858%		$2,500	233	150	383	0
	Petrobras International Finance Co.	1.000%	06/20/2015	1.406%		800	(5)	0	0	(5)
	Petrobras International Finance Co.	1.000%	06/20/2018	2.502%		10,400	(523)	(125)	0	(648)
	Spain Government International Bond	1.000%	12/20/2018	1.490%		6,100	(213)	75	0	(138)
BRC	Berkshire Hathaway, Inc.	1.000%	12/20/2017	0.526%		55,900	(866)	1,923	1,057	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2018	0.660%		5,000	78	5	83	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	1.224%		5,000	(146)	53	0	(93)
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.066%	EUR	600	(90)	102	12	0
	China Government International Bond	1.000%	12/20/2018	0.753%		$9,100	111	0	111	0
	D.R. Horton, Inc.	1.000%	09/20/2018	1.497%		3,000	(196)	130	0	(66)
	Dell, Inc.	1.000%	12/20/2017	2.664%		2,875	(222)	43	0	(179)
	Emirate of Abu Dhabi Government International Bond	1.000%	09/20/2015	0.103%		1,400	(7)	29	22	0
	Finmeccanica Finance S.A.	5.000%	12/20/2018	2.971%	EUR	15,000	2,156	(215)	1,941	0
	H.J. Heinz Co.	1.000%	12/20/2018	1.231%		$13,500	(446)	302	0	(144)
	Italy Government International Bond	1.000%	12/20/2018	1.621%		5,600	(367)	207	0	(160)
	KB Home	5.000%	09/20/2018	2.676%		2,750	147	138	285	0
	Mexico Government International Bond	1.000%	03/20/2018	0.719%		20,250	86	156	242	0
	Petrobras International Finance Co.	1.000%	06/20/2018	2.502%		14,000	(635)	(237)	0	(872)
	Pioneer Natural Resources Co.	1.000%	09/20/2017	0.441%		4,600	(235)	331	96	0
	Prudential Financial, Inc.	1.000%	12/20/2017	0.569%		2,100	(61)	98	37	0
	Rio Tinto Finance USA Ltd.	1.000%	09/20/2015	0.226%		3,800	(7)	60	53	0
	Shell International Finance BV	1.000%	09/20/2015	0.057%		12,200	141	63	204	0
	SoftBank Corp.	1.000%	12/20/2017	1.510%	JPY	20,000	(22)	18	0	(4)
	Sony Corp.	1.000%	03/20/2018	1.148%		30,000	(46)	44	0	(2)
	Statoil ASA	1.000%	06/20/2016	0.099%		$3,200	62	10	72	0
	Toyota Motor Corp.	1.000%	03/20/2015	0.088%		1,200	6	8	14	0
	Unitymedia KabelBW GmbH	5.000%	12/20/2020	3.767%	EUR	1,900	127	66	193	0
	UPC Holding BV	5.000%	09/20/2017	2.389%		5,000	(318)	968	650	0
CBK	Brazil Government International Bond	1.000%	03/20/2016	1.051%		$8,300	(57)	51	0	(6)
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		10,900	(432)	(2)	0	(434)
	D.R. Horton, Inc.	1.000%	09/20/2018	1.497%		5,200	(331)	217	0	(114)
	E.ON International Finance BV	1.000%	03/20/2017	0.328%		4,200	18	74	92	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2015	0.114%		500	(3)	12	9	0
	Forest Oil Corp.	5.000%	06/20/2015	1.977%		5,000	135	94	229	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		1,000	(22)	23	1	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		18,400	(1,312)	787	0	(525)
	KB Home	5.000%	09/20/2018	2.676%		2,000	98	109	207	0
	Mexico Government International Bond	1.000%	03/20/2018	0.719%		4,450	20	33	53	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.789%		500	(40)	95	55	0
	Russia Government International Bond	1.000%	09/20/2018	1.536%		1,300	(57)	26	0	(31)
	Spain Government International Bond	1.000%	12/20/2018	1.490%		33,600	(1,376)	619	0	(757)
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.367%	JPY	40,000	(28)	27	0	(1)
	Total Capital S.A.	1.000%	09/20/2015	0.071%		$700	10	1	11	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.312%		2,000	(5)	40	35	0
DUB	Bank of America Corp.	1.000%	12/20/2018	0.743%		5,000	23	40	63	0
	BHP Billiton Finance USA Ltd.	1.000%	09/20/2015	0.176%		5,200	(26)	102	76	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.091%		100	0	2	2	0
	Brazil Government International Bond	1.000%	12/20/2015	0.982%		3,200	(20)	22	2	0
	Brazil Government International Bond	1.000%	06/20/2017	1.471%		200	(2)	(2)	0	(4)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		15,000	(208)	(244)	0	(452)
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		2,000	(96)	16	0	(80)
	Comcast Corp.	1.000%	12/20/2015	0.116%		1,500	(1)	28	27	0
	Danone	1.000%	03/20/2016	0.120%		1,800	29	7	36	0
	DISH DBS Corp.	5.000%	09/20/2017	1.479%		1,000	84	45	129	0
	Emirate of Abu Dhabi Government International Bond	1.000%	09/20/2015	0.103%		2,200	(13)	48	35	0
	MetLife, Inc.	1.000%	12/20/2018	0.713%		21,100	98	200	298	0
	Noble Corp.	1.000%	12/20/2018	1.045%		5,000	(91)	83	0	(8)
	Pacific Gas & Electric Co.	1.000%	06/20/2021	0.814%		2,000	(88)	114	26	0
	Petrobras International Finance Co.	1.000%	06/20/2015	1.406%		19,600	(54)	(55)	0	(109)
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.220%		5,000	(4)	83	79	0
	Prudential Financial, Inc.	1.000%	12/20/2018	0.718%		14,000	0	195	195	0
	Shell International Finance BV	1.000%	09/20/2015	0.057%		5,200	60	27	87	0
	Sony Corp.	1.000%	03/20/2018	1.148%	JPY	30,000	(46)	44	0	(2)
	Spain Government International Bond	1.000%	12/20/2018	1.490%		$2,000	(72)	27	0	(45)
	UPC Holding BV	5.000%	06/20/2016	1.476%	EUR	3,000	(5)	367	362	0
	Whirlpool Corp.	1.000%	03/20/2018	0.604%		$1,000	(13)	29	16	0

FBF	Anadarko Petroleum Corp.	1.000%	03/20/2018	0.735%		4,000	(77)	122	45	0
	Anheuser-Busch InBev Worldwide, Inc.	1.000%	12/20/2018	0.404%	EUR	1,500	60	1	61	0
	AT&T, Inc.	1.000%	03/20/2023	0.994%		$13,400	(360)	371	11	0
	BHP Billiton Finance USA Ltd.	1.000%	09/20/2015	0.176%		700	(4)	14	10	0
	BHP Billiton Finance USA Ltd.	1.000%	12/20/2015	0.201%		100	1	1	2	0
	Brazil Government International Bond	1.000%	06/20/2015	0.776%		10,000	(91)	128	37	0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		7,500	(356)	57	0	(299)
	Encana Corp.	1.000%	03/20/2017	0.441%		3,000	(115)	170	55	0
	Finmeccanica Finance S.A.	5.000%	03/20/2018	2.499%	EUR	4,500	356	270	626	0
	H.J. Heinz Co.	1.000%	03/20/2018	0.901%		$800	(24)	27	3	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		2,200	(2)	15	13	0
	MGM Resorts International	5.000%	03/20/2018	1.845%		7,600	59	923	982	0
	Rogers Communications, Inc.	1.000%	06/20/2016	0.241%		1,300	9	16	25	0
	Shell International Finance BV	1.000%	12/20/2015	0.063%		2,900	49	6	55	0
	SLM Corp.	5.000%	09/20/2017	1.817%		1,500	115	58	173	0
	Whirlpool Corp.	1.000%	09/20/2017	0.515%		5,000	(187)	278	91	0
GST	AES Corp.	5.000%	09/20/2016	0.771%		1,600	64	122	186	0
	Anheuser-Busch InBev Worldwide, Inc.	1.000%	12/20/2018	0.404%	EUR	600	23	1	24	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.091%		$200	0	4	4	0
	BP Capital Markets America, Inc.	1.000%	06/20/2016	0.122%		300	3	4	7	0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		4,700	(203)	16	0	(187)
	Canadian Natural Resources Ltd.	1.000%	12/20/2015	0.183%		2,400	7	33	40	0
	China Government International Bond	1.000%	12/20/2018	0.753%		2,900	37	(2)	35	0
	D.R. Horton, Inc.	1.000%	12/20/2020	2.276%		10,000	(1,015)	235	0	(780)
	DISH DBS Corp.	5.000%	09/20/2017	1.479%		2,000	180	77	257	0
	El Paso LLC	5.000%	09/20/2014	0.270%		1,100	(85)	125	40	0
	Forest Oil Corp.	5.000%	06/20/2018	5.399%		10,000	(362)	227	0	(135)
	KB Home	5.000%	09/20/2018	2.676%		1,000	50	53	103	0
	Masco Corp.	5.000%	09/20/2017	0.858%		5,000	470	297	767	0
	Mexico Government International Bond	1.000%	03/20/2018	0.719%		4,700	19	37	56	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		19,200	(24)	142	118	0
	MGM Resorts International	5.000%	03/20/2018	1.845%		19,400	242	2,265	2,507	0
	NRG Energy, Inc.	5.000%	03/20/2017	1.528%		5,500	(391)	1,002	611	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.789%		4,800	(329)	857	528	0
	NRG Energy, Inc.	5.000%	03/20/2019	3.002%		800	(68)	145	77	0
	Petrobras International Finance Co.	1.000%	06/20/2018	2.502%		5,000	(207)	(104)	0	(311)
	Prudential Financial, Inc.	1.000%	12/20/2018	0.718%		7,200	38	62	100	0
	Russia Government International Bond	1.000%	09/20/2017	1.296%		700	(40)	33	0	(7)
	SLM Corp.	5.000%	09/20/2017	1.817%		2,000	153	78	231	0
	SoftBank Corp.	1.000%	12/20/2017	1.510%	JPY	40,000	(44)	36	0	(8)
	Sony Corp.	1.000%	03/20/2018	1.148%		10,000	(14)	13	0	(1)
	Spain Government International Bond	1.000%	12/20/2018	1.490%		$2,400	(135)	81	0	(54)
	Time Warner Cable, Inc.	1.000%	12/20/2015	0.498%		6,500	(3)	70	67	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.895%		100	(1)	1	0	0
	Brazil Government International Bond	1.000%	03/20/2016	1.051%		7,700	(47)	41	0	(6)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		13,000	(77)	(315)	0	(392)
	Canadian Natural Resources Ltd.	1.000%	09/20/2015	0.158%		2,400	(8)	44	36	0
	E.ON International Finance BV	1.000%	03/20/2016	0.201%		900	10	7	17	0
	Mexico Government International Bond	1.000%	03/20/2018	0.719%		4,900	26	32	58	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		6,300	(21)	60	39	0
	Russia Government International Bond	1.000%	09/20/2017	1.296%		500	(28)	23	0	(5)
	Russia Government International Bond	1.000%	09/20/2018	1.536%		1,500	(69)	34	0	(35)
	Time Warner Cable, Inc.	1.000%	12/20/2015	0.498%		4,300	(6)	50	44	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.312%		4,600	(28)	109	81	0
JPM	BHP Billiton Finance USA Ltd.	1.000%	09/20/2015	0.176%		2,300	(21)	55	34	0
	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.066%		600	5	40	45	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.091%		4,200	4	83	87	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		4,600	(44)	54	10	0
	Brazil Government International Bond	1.000%	12/20/2015	0.982%		2,600	(19)	21	2	0
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		5,150	(15)	(140)	0	(155)
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		5,000	(260)	61	0	(199)
	Canadian Natural Resources Ltd.	1.000%	09/20/2015	0.158%		2,400	(8)	44	36	0
	Caterpillar, Inc.	1.000%	03/20/2016	0.121%		1,200	16	8	24	0
	Citigroup, Inc.	1.000%	12/20/2018	0.680%		18,500	117	174	291	0
	Dow Chemical Co.	1.000%	06/20/2017	0.352%		3,000	(72)	140	68	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2015	0.114%		1,800	6	26	32	0
	Exelon Corp.	1.000%	06/20/2016	0.282%		10,000	(10)	191	181	0
	Forest Oil Corp.	5.000%	06/20/2017	4.502%		4,700	(106)	189	83	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		2,000	(50)	53	3	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.010%		3,300	(41)	41	0	0
	Masco Corp.	5.000%	09/20/2020	1.860%		7,000	993	352	1,345	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		2,200	(7)	21	14	0
	Russia Government International Bond	1.000%	09/20/2017	1.296%		8,400	(424)	336	0	(88)
	Shell International Finance BV	1.000%	03/20/2016	0.068%		1,100	21	2	23	0
	SoftBank Corp.	1.000%	12/20/2017	1.510%	JPY	30,000	(32)	26	0	(6)
	Sony Corp.	1.000%	12/20/2017	1.083%		160,000	(238)	234	0	(4)
	Sony Corp.	1.000%	03/20/2018	1.148%		120,000	(159)	153	0	(6)
	Total Capital S.A.	1.000%	09/20/2015	0.071%		$1,800	25	5	30	0
MYC	AES Corp.	5.000%	09/20/2016	0.771%		2,000	113	119	232	0
	Barrick Gold Corp.	1.000%	06/20/2018	1.591%		4,000	(148)	49	0	(99)
	BHP Billiton Finance USA Ltd.	1.000%	09/20/2015	0.176%		4,900	(15)	86	71	0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		2,700	(142)	35	0	(107)
	Canadian Natural Resources Ltd.	1.000%	12/20/2015	0.183%		1,500	5	20	25	0
	D.R. Horton, Inc.	1.000%	09/20/2018	1.497%		10,500	(688)	456	0	(232)
	Emirate of Abu Dhabi Government International Bond	1.000%	09/20/2015	0.103%		5,000	(17)	97	80	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2015	0.114%		100	0	2	2	0
	Entergy Corp.	1.000%	03/20/2021	1.578%		2,500	(270)	178	0	(92)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	0.761%		2,000	(36)	54	18	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	1.001%		4,000	(111)	113	2	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		2,500	(60)	64	4	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		4,400	(287)	161	0	(126)
	KB Home	5.000%	09/20/2018	2.676%		7,000	351	374	725	0
	Lafarge S.A.	1.000%	12/20/2018	1.770%	EUR	1,600	(153)	74	0	(79)
	Lafarge S.A.	1.000%	12/20/2020	2.442%		4,000	(693)	205	0	(488)
	Mexico Government International Bond	1.000%	03/20/2018	0.719%		$12,500	56	94	150	0
	NRG Energy, Inc.	5.000%	03/20/2017	1.528%		100	(7)	18	11	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.789%		1,200	(69)	201	132	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.554%		1,400	(45)	32	0	(13)
	RZD Capital Ltd.	1.000%	03/20/2016	1.322%		700	(17)	12	0	(5)
	Shell International Finance BV	1.000%	06/20/2016	0.084%		1,200	23	5	28	0
	Total Capital S.A.	1.000%	09/20/2015	0.071%		2,500	37	4	41	0
	Total Capital S.A.	1.000%	12/20/2015	0.077%		10,800	183	19	202	0
RYL	Comcast Corp.	1.000%	12/20/2015	0.116%		14,500	0	259	259	0
SOG	Statoil ASA	1.000%	06/20/2016	0.099%		3,200	61	12	73	0
UAG	Teck Resources Ltd.	1.000%	03/20/2016	0.366%		8,000	(27)	143	116	0

							$(9,438)	$24,259	$24,026	$(9,205)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	iTraxx Japan 20 5-Year Index	1.000%	12/20/2018	JPY	170,000	$5	$21	$26	$0
GST	MCDX-21 5-Year Index	1.000%	12/20/2018		$96,700	(1,849)	230	0	(1,619)
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015		1,980	264	(203)	61	0

						$(1,580)	$48	$87	$(1,619)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	50,000	$(23)	$(1,607)	$0	$(1,630)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		167,400	213	(4,799)	0	(4,586)
BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		61,800	211	(2,142)	0	(1,931)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	407,000	(134)	967	833	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		116,000	126	50	176	0
CBK	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		37,000	43	33	76	0
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	2,100	11	116	127	0
	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	50,000	(2)	(1,610)	0	(1,612)
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	6,100	66	301	367	0
	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	160,000	(200)	(5,219)	0	(5,419)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	49,000	(1)	102	101	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		1,200	(1)	(1)	0	(2)
HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	56,500	(10)	(1,908)	0	(1,918)
	Pay	1-Year BRL-CDI	8.645%	01/02/2017		50,000	92	(1,617)	0	(1,525)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	628,200	(186)	1,473	1,287	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		32,000	29	20	49	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		178,000	374	612	986	0
	Pay	28-Day MXN-TIIE	6.750%	08/31/2021		91,000	135	23	158	0
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		41,800	46	(5)	41	0
JPM	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		26,000	16	23	39	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		12,900	33	38	71	0
MYC	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	2,800	(3)	171	168	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MXN	74,900	(54)	(100)	0	(154)
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		45,000	36	33	69	0
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		11,800	16	(4)	12	0
	Pay	28-Day MXN-TIIE	5.250%	02/22/2023		92,100	(115)	(599)	0	(714)
UAG	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		37,100	17	59	76	0
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		123,900	193	(70)	123	0

							$928	$(15,660)	$4,759	$(19,491)

Total Swap Agreements							$(10,090)	$8,647	$28,872	$(30,315)

(h)	Securities with an aggregate market value of $20,132 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$132,448	$0	$132,448
Corporate Bonds & Notes
Banking & Finance	0	1,046,303	2,429	1,048,732
Industrials	0	1,516,192	68,650	1,584,842
Utilities	0	649,906	0	649,906
Municipal Bonds & Notes
California	0	139,103	0	139,103
Florida	0	4,314	0	4,314
Georgia	0	10,668	0	10,668
Illinois	0	2,121	0	2,121
Indiana	0	3,123	0	3,123
Iowa	0	3,516	0	3,516
New Jersey	0	7,849	0	7,849
New York	0	43,235	0	43,235
North Carolina	0	2,474	0	2,474
Ohio	0	17,730	0	17,730
Pennsylvania	0	17,031	0	17,031
Tennessee	0	6,499	0	6,499
Texas	0	34,636	0	34,636
Washington	0	1,177	0	1,177
U.S. Treasury Obligations	0	1,625,950	0	1,625,950
Mortgage-Backed Securities	0	104,988	0	104,988
Asset-Backed Securities	0	65,842	36,705	102,547
Sovereign Issues	0	179,766	0	179,766
Convertible Preferred Securities
Utilities	1,404	0	0	1,404
Preferred Securities
Banking & Finance	17,303	9,265	0	26,568
Short-Term Instruments
Certificates of Deposit	0	9,976	0	9,976
Repurchase Agreements	0	5,512	0	5,512
Mexico Treasury Bills	0	22,853	0	22,853
U.S. Treasury Bills	0	8,997	0	8,997
	$18,707	$5,671,474	$107,784	$5,797,965

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$38,546	$0	$0	$38,546

Total Investments	$57,253	$5,671,474	$107,784	$5,836,511

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	3,264	0	3,274
Over the counter	0	38,448	0	38,448
	$10	$41,712	$0	$41,722

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(596)	(2,014)	0	(2,610)
Over the counter	0	(48,548)	(21)	(48,569)

	$(596)	$(50,562)	$(21)	$(51,179)

Totals	$56,667	$5,662,624	$107,763	$5,827,054

Assets and liabilities valued at $902 transferred from Level 1 to Level 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$20,309	$0	$(19,776)	$8	$39	$(580)	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	17,763	815	(11,185)	4	307	(140)	0	(5,135)	2,429	(11)
Industrials	58,843	32,431	(16,551)	(103)	(1,171)	(300)	0	(4,499)	68,650	(673)
Utilities	4,327	0	(234)	(5)	(17)	(104)	0	(3,967)	0	0
Asset-Backed Securities	7,450	29,947	0	2	0	(694)	0	0	36,705	(694)

	$108,692	$63,193	$(47,746)	$(94)	$(842)	$(1,818)	$0	$(13,601)	$107,784	$(1,378)

Financial Derivative Instruments - Liabilities
Over the counter	$(38)	$0	$0	$0	$0	$17	$0	$0	$(21)	$16

Totals	$108,654	$63,193	$(47,746)	$(94)	$(842)	$(1,801)	$0	$(13,601)	$107,763	$(1,362)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$2,429	Benchmark Pricing	Base Price	93.00
Industrials	1,775	Benchmark Pricing	Base Price	95.62
	66,875	Third Party Vendor	Broker Quote	97.25 - 115.00
Asset-Backed Securities	36,705	Benchmark Pricing	Base Price	100.00 - 100.50

Financial Derivative Instruments - Liabilities
Over the counter	(21)	Indicative Market Quotation	Broker Quote	0.09 - 0.11

Total	$107,763

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.2%
CORPORATE BONDS & NOTES 1.8%
BANKING & FINANCE 1.0%
Private Export Funding Corp.
5.000% due 12/15/2016	$7,200	$8,047

INDUSTRIALS 0.8%
Vessel Management Services, Inc.
3.432% due 08/15/2036	6,348	6,026

Total Corporate Bonds & Notes (Cost $13,546)		14,073

MUNICIPAL BONDS & NOTES 1.5%
CALIFORNIA 1.3%
Anaheim Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,299
Los Angeles Community College District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,442
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	2,031

		9,772

NEW YORK 0.1%
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	767

TEXAS 0.1%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	100	107
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	355	409
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	102

		618

Total Municipal Bonds & Notes (Cost $10,635)		11,157

U.S. GOVERNMENT AGENCIES 22.6%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	16,282	9,255
0.225% due 07/25/2037	536	504
0.365% due 03/18/2031	241	240
0.615% due 10/25/2030	6	6
0.765% due 10/25/2017	52	52
1.065% due 04/25/2032	63	64
1.215% due 03/25/2022	61	62
1.344% due 06/01/2043 - 03/01/2044	830	853
2.000% due 10/01/2024	46	46
2.080% due 04/01/2028	45	47
2.220% due 08/01/2026	10	11
2.250% due 11/01/2023	74	79
2.315% due 07/01/2035	145	156
2.400% due 11/01/2034	206	219
2.440% due 05/01/2025	7	8
2.457% due 02/01/2028	8	9
2.648% due 12/01/2027	45	48
2.875% due 10/01/2024	1	1
3.765% due 12/01/2025	2,300	2,300
4.250% due 04/25/2037	424	430
4.500% due 10/25/2023 - 06/25/2025	6,042	6,543
5.000% due 08/25/2033 - 08/25/2036	11,120	12,115
5.380% due 07/01/2033	2,139	2,294
5.500% due 11/25/2033	104	105
5.625% due 04/17/2028	200	226
6.000% due 05/17/2027	474	519
6.500% due 02/01/2022 - 08/01/2037	2,645	2,977
6.750% due 06/25/2032	3,929	4,450
6.900% due 05/25/2023	65	74
6.950% due 07/25/2020	21	23
7.000% due 12/25/2022 - 03/01/2038	3,262	3,743
7.800% due 10/25/2022	13	16

9.000% due 08/01/2021 - 11/01/2030	41	49
Federal Farm Credit Bank
5.050% due 03/28/2019	1,000	1,136
5.125% due 07/09/2029	675	726
5.150% due 03/25/2020	1,000	1,155
5.750% due 12/07/2028	500	596
Federal Housing Administration
6.896% due 07/01/2020	620	602
7.000% due 11/25/2019	130	127
7.430% due 10/01/2022 - 01/01/2024	68	66
Financing Corp.
0.000% due 09/26/2019	2,500	2,162
Freddie Mac
0.567% due 01/15/2033	123	123
0.667% due 04/15/2029 - 12/15/2032	116	117
0.717% due 06/15/2031	51	52
1.167% due 09/15/2021	21	21
1.330% due 10/25/2023	48	47
1.344% due 10/25/2044	4,381	4,438
1.544% due 07/25/2044	1,156	1,177
2.250% due 05/01/2022	4	4
2.256% due 10/01/2026	18	18
2.262% due 01/01/2028	31	33
2.271% due 01/01/2028	18	19
2.325% due 09/01/2027	28	29
2.329% due 06/01/2022	3	3
2.369% due 02/01/2028	51	51
2.518% due 12/01/2024	34	36
4.500% due 02/15/2035 - 07/15/2035	13,648	14,706
5.000% due 03/15/2032 - 07/15/2033	543	551
5.500% due 07/15/2033 - 06/15/2035	5,863	6,456
5.625% due 11/23/2035	19,400	20,507
6.000% due 05/15/2028 - 09/15/2029	84	90
6.250% due 09/15/2023	974	970
6.500% due 08/01/2022 - 10/25/2043	964	1,071
6.750% due 03/15/2031	100	132
7.000% due 07/15/2022 - 01/15/2024	252	284
Ginnie Mae
1.117% due 03/20/2031	442	451
1.625% due 04/20/2017 - 05/20/2032	1,029	1,065
2.000% due 02/20/2017 - 10/20/2026	48	50
2.500% due 09/20/2017 - 03/20/2025	66	68
3.000% due 12/20/2017 - 06/20/2021	30	30
3.500% due 03/20/2021	6	6
6.000% due 08/20/2033	3,680	4,131
6.500% due 08/20/2034 - 09/20/2034	27	30
7.000% due 03/16/2029	700	721
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	11,881	8,512
5.500% due 12/04/2023	500	576
NCUA Guaranteed Notes
0.539% due 11/06/2017	1,410	1,412
Overseas Private Investment Corp.
4.736% due 03/15/2022	2,933	3,079
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030	54,700	27,994
Resolution Funding Corp. Strips
0.000% due 10/15/2028 - 04/15/2029	12,439	6,705
Small Business Administration
5.240% due 08/01/2023	2,199	2,376
Tennessee Valley Authority
4.625% due 09/15/2060	5,000	4,474
5.375% due 04/01/2056	4,900	5,029
Tennessee Valley Authority Strips
0.000% due 05/01/2030	7,400	3,389

Total U.S. Government Agencies (Cost $165,678)		175,127

U.S. TREASURY OBLIGATIONS 76.3%
U.S. Treasury Bonds
2.750% due 11/15/2042 (e)	48,400	38,115
3.000% due 05/15/2042	3,500	2,923
3.125% due 11/15/2041 (c)	178,500	153,594
3.125% due 02/15/2042 (c)(g)	99,500	85,461
3.750% due 08/15/2041	7,900	7,673
3.750% due 11/15/2043	6,200	5,969
4.250% due 11/15/2040	53,900	57,151
4.500% due 05/15/2038	6,700	7,404
4.500% due 08/15/2039	21,900	24,193
4.625% due 02/15/2040	35,400	39,839
5.250% due 02/15/2029 (g)	8,900	10,690
6.500% due 11/15/2026	34,200	45,598
U.S. Treasury Inflation Protected Securities (a)
0.750% due 02/15/2042	3,101	2,492

U.S. Treasury Notes
2.500% due 08/15/2023 (e)(g)	27,500	26,363
U.S. Treasury Strips
0.000% due 05/15/2028	13,300	7,715
0.000% due 08/15/2028	5,000	2,897
0.000% due 11/15/2028	6,400	3,667
0.000% due 08/15/2029	9,100	5,023
0.000% due 05/15/2030	4,700	2,511
0.000% due 02/15/2031	16,800	8,656
0.000% due 02/15/2033	20,400	9,465
0.000% due 05/15/2033	19,700	9,045
0.000% due 05/15/2034	800	351
0.000% due 11/15/2034	2,300	988
0.000% due 05/15/2037	2,000	783
0.000% due 05/15/2040	17,150	5,839
0.000% due 08/15/2040	38,600	12,980
0.000% due 11/15/2040	38,400	12,767

Total U.S. Treasury Obligations (Cost $670,547)		590,152

MORTGAGE-BACKED SECURITIES 3.8%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	372	403
5.706% due 02/10/2051	346	352
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.589% due 07/10/2043	68	68
Bear Stearns Adjustable Rate Mortgage Trust
2.405% due 04/25/2033	50	51
2.761% due 01/25/2034	133	133
2.831% due 02/25/2034	419	412
2.838% due 02/25/2033	23	21
Bear Stearns Alt-A Trust
2.708% due 09/25/2035	937	824
Bear Stearns Commercial Mortgage Securities Trust
5.694% due 06/11/2050	1,120	1,256
5.706% due 06/11/2040	683	709
5.746% due 09/11/2042	606	630
Bear Stearns Mortgage Securities, Inc.
2.540% due 06/25/2030	3	3
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	8	8
Commercial Mortgage Trust
5.800% due 12/10/2049	513	579
Countrywide Alternative Loan Trust
0.345% due 05/25/2047	1,029	836
0.375% due 05/25/2035	838	708
Countrywide Home Loan Mortgage Pass-Through Trust
0.455% due 04/25/2035	248	203
0.485% due 03/25/2035	1,518	1,123
Credit Suisse First Boston Mortgage Securities Corp.
2.329% due 07/25/2033	445	445
6.500% due 04/25/2033	5	5
First Republic Bank Mortgage Pass-Through Certificates
0.645% due 06/25/2030	101	100
Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	43	44
5.381% due 03/10/2039	325	333
HarborView Mortgage Loan Trust
0.386% due 05/19/2035	663	584
0.406% due 03/19/2036	744	548
2.742% due 07/19/2035	736	639
Impac CMB Trust
0.665% due 10/25/2035	3,726	2,995
JPMorgan Chase Commercial Mortgage Securities Trust
5.689% due 02/12/2049	520	555
5.882% due 02/15/2051	206	231
JPMorgan Mortgage Trust
2.753% due 07/25/2035	511	520
MASTR Asset Securitization Trust
5.500% due 09/25/2033	121	124
Merrill Lynch Floating Trust
0.706% due 07/09/2021	937	935
Nomura Asset Acceptance Corp.
2.507% due 10/25/2035	3,451	3,057
Residential Accredit Loans, Inc. Trust
0.465% due 08/25/2035	694	554
0.565% due 01/25/2033	26	25
0.565% due 03/25/2033	98	96
6.000% due 06/25/2036	1,947	1,537
Sequoia Mortgage Trust
0.517% due 07/20/2033	553	547
0.866% due 10/19/2026	30	30
0.927% due 10/20/2027	13	12
Structured Adjustable Rate Mortgage Loan Trust
0.385% due 05/25/2037	2,096	1,501

Structured Asset Mortgage Investments Trust
0.385% due 05/25/2036	236	174
0.826% due 09/19/2032	21	20
1.006% due 10/19/2033	197	178
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.227% due 01/25/2032	2	2
WaMu Mortgage Pass-Through Certificates
0.425% due 11/25/2045	51	47
0.475% due 01/25/2045	925	875
0.949% due 12/25/2046	908	862
1.143% due 02/25/2046	1,408	1,328
1.340% due 05/25/2041	45	44
1.543% due 06/25/2042	46	42
1.543% due 08/25/2042	30	28
2.463% due 08/25/2046	528	477
Wells Fargo Mortgage-Backed Securities Trust
2.628% due 03/25/2036	1,479	1,465

Total Mortgage-Backed Securities (Cost $32,187)		29,278

ASSET-BACKED SECURITIES 0.2%
Amortizing Residential Collateral Trust
0.705% due 06/25/2032	11	11
0.745% due 07/25/2032	23	21
Bear Stearns Asset-Backed Securities Trust
0.825% due 10/25/2032	111	106
1.165% due 11/25/2042	609	594
Carrington Mortgage Loan Trust
0.485% due 10/25/2035	98	97
CIT Group Home Equity Loan Trust
0.705% due 06/25/2033	30	28
Credit-Based Asset Servicing and Securitization LLC
0.225% due 11/25/2036	19	10
L.A. Arena Funding LLC
7.656% due 12/15/2026	50	57
Massachusetts Educational Financing Authority
1.188% due 04/25/2038	617	621
SACO, Inc.
0.925% due 11/25/2035	180	179
Soundview Home Loan Trust
0.225% due 11/25/2036	205	78
Washington Mutual Asset-Backed Certificates Trust
0.225% due 10/25/2036	130	54

Total Asset-Backed Securities (Cost $2,076)		1,856

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%	302	302

Total Short-Term Instruments (Cost $302)		302

Total Investments in Securities (Cost $894,971)		821,945

	SHARES
INVESTMENTS IN AFFILIATES 2.3%
SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio	1,753,903	17,548

Total Short-Term Instruments (Cost $17,548)		17,548

Total Investments in Affiliates (Cost $17,548)		17,548

Total Investments 108.5% (Cost $912,519)		$839,493
Financial Derivative Instruments (d)(f) (0.2%) (Cost or Premiums, net $(923))		(1,167)
Other Assets and Liabilities, net (8.3%)		(64,768)

Net Assets 100.0%		$773,558

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$302	Freddie Mac 2.000% due 01/30/2023	$(309)	$302	$302

Total Repurchase Agreements						$(309)	$302	$302

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.140%	12/17/2013	01/21/2014	$(15,815)	$(15,816)
RDR	0.160%	12/13/2013	01/13/2014	(50,503)	(50,507)

Total Reverse Repurchase Agreements					$(66,323)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.070%	01/02/2014	01/15/2014	$(5,311)	$(5,318)
	0.160%	12/18/2013	01/14/2014	(176)	(176)
	0.180%	12/20/2013	01/16/2014	(174)	(175)
	0.220%	12/23/2013	01/09/2014	(2,834)	(2,837)
	0.250%	12/26/2013	01/06/2014	(1,674)	(1,675)
BPG	0.240%	12/27/2013	01/07/2014	(436)	(436)
GESC	0.153%	11/06/2013	01/06/2014	(364)	(359)

Total Sale-Buyback Transactions					$(10,976)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $128,325 at a weighted average interest rate of 0.123%.
(3)	Payable for sale-buyback transactions includes $10 of deferred price drop on sale-buyback transactions.

(c)	Securities with an aggregate market value of $33,039 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	32	$(11)	$(16)

Total Written Options				$(11)	$(16)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	847	$(245)	$0	$(42)
U.S. Treasury 30-Year Bond March Futures	Short	03/2014	54	149	25	0

Total Futures Contracts				$(96)	$25	$(42)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.400%	09/05/2023	$5,000	$(246)	$(210)	$0	$(27)

Total Swap Agreements					$(246)	$(210)	$0	$(27)

(e)	Securities with an aggregate market value of $398 and cash of $413 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(f)	Financial Derivative Instruments: Over the Counter

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	$328,000	$(340)	$(606)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014	61,500	(73)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014	61,500	(268)	(472)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	3,100	(14)	0

							$(695)	$(1,081)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$(66)	$(8)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,800	(151)	(18)

						$(217)	$(26)

Total Written Options						$(912)	$(1,107)

(g)	Securities with an aggregate market value of $1,235 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8,047	$0	$8,047
Industrials	0	6,026	0	6,026
Municipal Bonds & Notes
California	0	9,772	0	9,772
New York	0	767	0	767
Texas	0	618	0	618
U.S. Government Agencies	0	172,920	2,207	175,127
U.S. Treasury Obligations	0	590,152	0	590,152
Mortgage-Backed Securities	0	29,278	0	29,278
Asset-Backed Securities	0	1,856	0	1,856
Short-Term Instruments
Repurchase Agreements	0	302	0	302
	$0	$819,738	$2,207	$821,945

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,548	$0	$0	$17,548

Total Investments	$17,548	$819,738	$2,207	$839,493

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$25	$0	$0	$25

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(58)	(27)	0	(85)
Over the counter	0	(1,081)	(26)	(1,107)
	$(58)	$(1,108)	$(26)	$(1,192)

Totals	$17,515	$818,630	$2,181	$838,326

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
U.S. Government Agencies	$2,775	$0	$(564)	$0	$(1)	$(3)	$0	$0	$2,207	$(9)

Financial Derivative Instruments - Liabilities
Over the counter	$(44)	$0	$0	$0	$0	$18	$0	$0	$(26)	$18

Totals	$2,731	$0	$(564)	$0	$(1)	$15	$0	$0	$2,181	$9

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$795	Benchmark Pricing	Base Price	97.14 - 97.77
	1,412	Third Party Vendor	Broker Quote	100.13

Financial Derivative Instruments - Liabilities
Over the counter	(26)	Indicative Market Quotation	Broker Quote	0.11

Total	$2,181

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.6%
BANK LOAN OBLIGATIONS 1.9%
AES Corporation
3.750% due 06/01/2018		$9,950	$10,033
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		1,968	1,973
Biomet, Inc.
3.165% - 3.169% due 03/25/2015		875	881
3.665% - 3.746% due 07/25/2017		13,255	13,377
Catalent Pharma Solutions, Inc.
3.669% due 09/15/2016		1,633	1,643
Community Health Systems, Inc.
2.419% due 07/25/2014		642	644
2.987% due 10/25/2016		10,116	10,149
Constellation Brands, Inc.
2.750% due 05/02/2020		8,833	8,857
CSC Holdings, Inc.
2.669% due 04/17/2020		9,950	9,867
H.J. Heinz Co.
3.500% due 06/05/2020		236,557	238,667
HCA, Inc.
2.669% due 02/02/2016		2,252	2,254
2.669% due 05/02/2016		22,425	22,444
2.997% due 05/01/2018		1,898	1,902
Health Management Associates, Inc.
3.250% due 11/18/2016		1,639	1,639
3.500% due 11/18/2018		3,110	3,114
Hertz Corp.
3.000% due 03/11/2018		1,370	1,374
IMS Health, Inc.
3.750% due 09/01/2017		475	478
MGM Resorts International
3.500% due 12/20/2019		7,960	7,966
Nielsen Finance LLC
2.168% due 02/02/2017		12,775	12,789
Novelis, Inc.
3.750% due 03/10/2017		21,922	22,046
NRG Energy, Inc.
2.750% due 07/01/2018		14,607	14,593
Pinnacle Entertainment, Inc.
3.750% due 08/14/2020		6,965	7,009
SunGard Data Systems, Inc.
1.915% due 02/28/2014		1	1
4.000% due 03/08/2020		14,037	14,166
4.500% due 01/31/2020		3,969	4,001
Tesoro Corp.
2.419% due 06/03/2016		1,585	1,600
Time Warner Telecom Holdings, Inc.
2.670% due 04/17/2020		995	995
Universal Health Services, Inc.
2.417% due 11/15/2016		607	610
Valeant Pharmaceuticals International, Inc.
4.500% due 08/05/2020		35,750	36,029
Windstream Corp.
3.500% due 01/23/2020		4,477	4,491

Total Bank Loan Obligations (Cost $453,726)			455,592

CORPORATE BONDS & NOTES 18.5%
BANKING & FINANCE 13.6%
Ally Financial, Inc.
2.439% due 12/01/2014		9,161	9,249
3.125% due 01/15/2016		6,255	6,409
3.500% due 07/18/2016		1,150	1,189
3.645% due 06/20/2014		3,400	3,459
4.500% due 02/11/2014		36,700	36,906
4.625% due 06/26/2015		32,550	33,958
6.750% due 12/01/2014		24,078	25,274
8.300% due 02/12/2015		39,100	42,130
American Honda Finance Corp.
0.612% due 05/26/2016		400	401
American International Group, Inc.
4.900% due 06/02/2014	CAD	500	476
5.050% due 10/01/2015		$34,300	36,771
Banco Bradesco S.A.
2.338% due 05/16/2014		90,600	90,693

Banco do Brasil S.A.
4.500% due 01/22/2015		5,500	5,651
Banco Santander Brasil S.A.
4.625% due 02/13/2017		4,100	4,284
Banco Santander Chile
3.750% due 09/22/2015		45,200	46,846
Bank of America Corp.
0.503% due 10/14/2016		8,100	8,019
0.571% due 08/15/2016		13,400	13,178
1.500% due 10/09/2015		3,400	3,436
4.500% due 04/01/2015		49,080	51,362
5.420% due 03/15/2017		1,000	1,100
6.500% due 08/01/2016		121,995	137,817
7.375% due 05/15/2014		27,100	27,777
7.800% due 09/15/2016		1,000	1,165
Bank of America N.A.
0.523% due 06/15/2016		2,300	2,281
0.543% due 06/15/2017		8,300	8,150
Bank of Montreal
1.300% due 10/31/2014		18,700	18,857
1.950% due 01/30/2018		33,700	34,572
Bankia S.A.
3.500% due 12/14/2015	EUR	9,800	13,895
4.250% due 07/05/2016		2,000	2,893
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	3,700	8,181
BBVA Bancomer S.A.
4.500% due 03/10/2016		$10,050	10,703
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		15,400	16,197
Bear Stearns Cos. LLC
0.629% due 11/21/2016		14,120	14,045
BNP Paribas S.A.
1.144% due 01/10/2014		37,800	37,806
BPCE S.A.
1.488% due 04/25/2016		3,000	3,041
1.988% due 02/07/2014		6,700	6,710
CIT Group, Inc.
4.750% due 02/15/2015		18,800	19,528
5.000% due 05/15/2017		4,200	4,504
5.250% due 04/01/2014		24,700	25,009
Citigroup, Inc.
0.512% due 06/09/2016		3,100	3,052
1.198% due 07/25/2016		219,200	221,618
1.694% due 01/13/2014		34,800	34,813
2.650% due 03/02/2015		2,600	2,653
4.587% due 12/15/2015		4,653	4,975
4.750% due 05/19/2015		10	11
5.000% due 09/15/2014		39,100	40,221
6.010% due 01/15/2015		2,939	3,096
CNA Financial Corp.
5.850% due 12/15/2014		38,500	40,334
Commonwealth Bank of Australia
0.524% due 09/17/2014		51,400	51,513
Credit Agricole S.A.
1.692% due 01/21/2014		35,800	35,825
Dexia Credit Local S.A.
2.750% due 01/10/2014		3,500	3,501
2.750% due 04/29/2014		40,100	40,418
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	887
1.570% due 02/14/2018		1,500,000	13,087
2.000% due 09/15/2015		$11,300	11,159
2.375% due 05/25/2016		21,700	21,402
3.000% due 11/17/2014		5,100	5,127
5.500% due 06/26/2017		35,250	37,303
Export-Import Bank of India
2.397% due 03/30/2016		1,500	1,473
Export-Import Bank of Korea
1.250% due 11/20/2015		94,400	94,927
2.046% due 03/21/2015		5,200	5,207
4.125% due 09/09/2015		2,000	2,111
5.875% due 01/14/2015		3,100	3,262
8.125% due 01/21/2014		107,200	107,641
First Horizon National Corp.
5.375% due 12/15/2015		15,600	16,776
Ford Motor Credit Co. LLC
1.338% due 08/28/2014		49,700	49,939
2.750% due 05/15/2015		20,000	20,524
5.625% due 09/15/2015		17,700	19,094
7.000% due 04/15/2015		14,800	15,949
8.000% due 06/01/2014		2,400	2,474
8.000% due 12/15/2016		41,285	48,897
8.700% due 10/01/2014		22,550	23,906
12.000% due 05/15/2015		5,000	5,742

GATX Financial Corp.
5.800% due 03/01/2016		1,200	1,301
GMAC International Finance BV
7.500% due 04/21/2015	EUR	8,635	12,726
Goldman Sachs Group, Inc.
1.238% due 02/07/2014		$26,000	26,019
HBOS PLC
0.942% due 09/06/2017		32,300	31,226
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	8,100
HSBC Bank PLC
2.000% due 01/19/2014		1,200	1,201
HSBC Finance Corp.
0.669% due 06/01/2016		7,400	7,393
HSBC USA Capital Trust
8.380% due 05/15/2027		700	712
HSBC USA, Inc.
2.375% due 02/13/2015		12,600	12,860
Industrial Bank of Korea
2.375% due 07/17/2017		9,500	9,558
3.750% due 09/29/2016		59,200	62,886
ING Bank NV
1.642% due 06/09/2014		19,200	19,306
1.886% due 09/25/2015		1,200	1,226
International Lease Finance Corp.
4.875% due 04/01/2015		5,110	5,308
5.650% due 06/01/2014		15,600	15,912
6.500% due 09/01/2014		30,510	31,654
6.750% due 09/01/2016		9,700	10,864
8.625% due 09/15/2015		11,500	12,808
Intesa Sanpaolo SpA
2.638% due 02/24/2014		30,500	30,590
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	1,700	2,533
JPMorgan Chase & Co.
0.689% due 04/23/2015		$5,600	5,613
0.857% due 02/26/2016		28,600	28,733
0.993% due 05/02/2014		6,000	6,014
1.295% due 03/20/2015		1,400	1,414
3.400% due 06/24/2015		13,000	13,505
3.700% due 01/20/2015		27,530	28,396
4.650% due 06/01/2014		3,000	3,053
JPMorgan Chase Bank N.A.
0.574% due 06/13/2016		1,300	1,294
0.994% due 05/31/2017	EUR	26,300	35,837
5.375% due 09/28/2016	GBP	9,800	17,661
6.000% due 10/01/2017		$11,000	12,591
Korea Development Bank
3.250% due 03/09/2016		74,100	77,336
4.000% due 09/09/2016		10,000	10,663
4.375% due 08/10/2015		2,000	2,108
8.000% due 01/23/2014		16,900	16,972
Korea Finance Corp.
3.250% due 09/20/2016		8,000	8,364
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		9,000	12,228
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		1,046	1,130
Merrill Lynch & Co., Inc.
0.704% due 01/15/2015		9,000	9,008
5.750% due 12/12/2014	GBP	13,300	22,952
6.400% due 08/28/2017		$5,950	6,863
8.950% due 05/18/2017		180	207
Morgan Stanley
0.724% due 10/15/2015		13,300	13,278
1.838% due 01/24/2014		29,600	29,624
5.375% due 10/15/2015		5,650	6,080
6.000% due 04/28/2015		3,000	3,196
Murray Street Investment Trust
4.647% due 03/09/2017		14,912	16,065
National Bank of Canada
1.500% due 06/26/2015		3,700	3,749
National City Bank
0.593% due 12/15/2016		8,090	8,026
0.612% due 06/07/2017		7,950	7,869
New York Life Global Funding
0.589% due 05/23/2016		800	804
Nykredit Realkredit A/S
2.000% due 04/01/2014	DKK	240,500	44,575
Pacific Life Global Funding CPI Linked Bond
3.357% due 06/02/2018		$7,450	7,294
Petrobras Global Finance BV
1.857% due 05/20/2016		87,500	87,500
Preferred Term Securities Ltd.
0.794% due 03/24/2034		1,262	979

Prudential Covered Trust
2.997% due 09/30/2015		32,980	34,016
Qatari Diar Finance Co.
3.500% due 07/21/2015		65,300	67,977
QNB Finance Ltd.
3.125% due 11/16/2015		2,000	2,067
3.375% due 02/22/2017		8,000	8,320
Realkredit Danmark A/S
2.000% due 04/01/2014	DKK	432,800	80,125
Regions Financial Corp.
7.750% due 11/10/2014		$5,721	6,037
Royal Bank of Scotland PLC
0.946% due 04/11/2016		5,956	5,777
Santander Issuances S.A.U.
5.911% due 06/20/2016		1,600	1,701
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		500	532
SLM Corp.
0.538% due 01/27/2014		6,500	6,492
3.875% due 09/10/2015		15,275	15,867
5.000% due 04/15/2015		49,617	52,036
5.050% due 11/14/2014		12,800	13,248
6.000% due 01/25/2017		20,000	21,725
6.250% due 01/25/2016		74,307	80,530
SLM Corp. CPI Linked Bond
3.335% due 09/15/2015		10,000	9,950
SLM Student Loan Trust
0.827% due 12/15/2033	EUR	857	1,131
Springleaf Finance Corp.
5.400% due 12/01/2015		$3,550	3,701
5.750% due 09/15/2016		4,450	4,728
6.500% due 09/15/2017		5,000	5,375
6.900% due 12/15/2017		4,125	4,529
Standard Chartered PLC
1.189% due 05/12/2014		9,300	9,329
Toyota Motor Credit Corp.
0.393% due 09/18/2015		7,000	7,005
0.528% due 05/17/2016		2,600	2,609
UBS AG
1.238% due 01/28/2014		14,294	14,307
5.875% due 07/15/2016		6,977	7,762
Union Bank N.A.
0.996% due 09/26/2016		42,400	42,807
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		1,200	1,283
Wachovia Corp.
0.614% due 10/15/2016		38,570	38,385
Wells Fargo & Co.
0.772% due 07/20/2016		600	602
1.500% due 07/01/2015		7,000	7,101
Western Union Co.
1.239% due 08/21/2015		500	502

			3,215,559

INDUSTRIALS 2.7%
AbbVie, Inc.
0.998% due 11/06/2015		2,500	2,527
Amgen, Inc.
1.875% due 11/15/2014		5,000	5,057
Apple, Inc.
0.492% due 05/03/2018		12,000	11,993
AutoZone, Inc.
5.750% due 01/15/2015		12,900	13,555
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,951
Bombardier, Inc.
4.250% due 01/15/2016		$13,500	14,175
CNPC General Capital Ltd.
1.450% due 04/16/2016		39,500	39,146
Colorado Interstate Gas Co. LLC
5.950% due 03/15/2015		4,260	4,520
Columbus International, Inc.
11.500% due 11/20/2014		5,000	5,412
COX Communications, Inc.
5.450% due 12/15/2014		832	870
CSX Corp.
7.900% due 05/01/2017		15,500	18,528
Daimler Finance North America LLC
0.843% due 01/09/2015		6,800	6,824
0.857% due 03/28/2014		800	801
0.922% due 08/01/2016		4,800	4,813
1.024% due 04/10/2014		4,000	4,007
DISH DBS Corp.
6.625% due 10/01/2014		31,754	33,104

7.125% due 02/01/2016		9,600	10,656
7.750% due 05/31/2015		24,233	26,353
EOG Resources, Inc.
0.992% due 02/03/2014		88,700	88,758
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,300	26,389
Fresenius U.S. Finance, Inc.
8.750% due 07/15/2015	EUR	500	773
General Electric Co.
0.850% due 10/09/2015		$35,200	35,380
General Mills, Inc.
0.588% due 05/16/2014		12,900	12,913
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,257
Hampton Roads PPV LLC
6.621% due 06/15/2053		20,894	17,731
HCA, Inc.
5.750% due 03/15/2014		6,020	6,082
6.375% due 01/15/2015		12,938	13,617
6.500% due 02/15/2016		2,850	3,124
7.875% due 02/15/2020		17,922	19,289
8.500% due 04/15/2019		7,395	7,857
Hewlett-Packard Co.
0.638% due 05/30/2014		4,600	4,601
Kinder Morgan, Inc.
5.150% due 03/01/2015		775	811
Lennar Corp.
5.500% due 09/01/2014		8,800	9,053
MGM Resorts International
6.625% due 07/15/2015		13,415	14,455
7.500% due 06/01/2016		1,300	1,463
NBCUniversal Enterprise, Inc.
0.781% due 04/15/2016		1,600	1,610
NBCUniversal Media LLC
2.100% due 04/01/2014		2,900	2,913
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		2,741	2,967
Olin Corp.
6.750% due 06/15/2016		15,000	16,312
PACCAR, Inc.
6.875% due 02/15/2014		19,900	20,045
Petrobras International Finance Co.
3.875% due 01/27/2016		9,500	9,827
SABIC Capital BV
3.000% due 11/02/2015		2,300	2,377
SABMiller PLC
5.700% due 01/15/2014		3,000	3,005
Sanofi
0.557% due 03/28/2014		22,775	22,811
Schlumberger Investment S.A.
0.792% due 09/12/2014		7,400	7,429
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		59,600	61,066
Time Warner Cable, Inc.
5.850% due 05/01/2017		9,500	10,366
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		768	838
UAL Pass-Through Trust
10.400% due 05/01/2018		786	892
United Airlines, Inc.
6.750% due 09/15/2015		3,250	3,368
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		600	90
Volkswagen International Finance NV
0.837% due 11/20/2014		800	803
0.857% due 04/01/2014		6,070	6,077
1.038% due 02/17/2014		400	400
Woodside Finance Ltd.
4.500% due 11/10/2014		7,500	7,733

			649,774

UTILITIES 2.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		1,000	1,008
Arizona Public Service Co.
5.800% due 06/30/2014		1,265	1,296
CenturyLink, Inc.
7.600% due 09/15/2039		1,900	1,705
Dayton Power & Light Co.
1.875% due 09/15/2016		11,400	11,500
Duke Energy Corp.
3.950% due 09/15/2014		2,100	2,150
Enel Finance International NV
3.875% due 10/07/2014		7,300	7,460

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	1,700	1,726
10.500% due 03/25/2014	8,000	8,198
NGPL PipeCo LLC
7.119% due 12/15/2017	5,000	4,550
Qtel International Finance Ltd.
3.375% due 10/14/2016	21,600	22,681
Qwest Corp.
7.200% due 11/10/2026	5,550	5,605
7.500% due 10/01/2014	1,700	1,785
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	3,000	3,105
5.832% due 09/30/2016	6,540	6,965
Sempra Energy
2.000% due 03/15/2014	13,721	13,764
Shell International Finance BV
3.100% due 06/28/2015	3,100	3,218
TECO Finance, Inc.
6.750% due 05/01/2015	6,000	6,342
Verizon Communications, Inc.
1.773% due 09/15/2016	241,622	249,090
1.993% due 09/14/2018	6,350	6,685
2.500% due 09/15/2016	145,400	150,437
Vodafone Group PLC
3.375% due 11/24/2015	9,000	9,408

		518,678

Total Corporate Bonds & Notes (Cost $4,298,321)		4,384,011

MUNICIPAL BONDS & NOTES 0.2%
LOUISIANA 0.1%
Louisiana Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	36,500	36,578

MINNESOTA 0.1%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
2.643% due 03/01/2014	5,000	5,017
3.093% due 03/01/2015	7,000	7,184

		12,201

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	1,195	1,193

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.348% due 04/01/2040	4,726	4,803

Total Municipal Bonds & Notes (Cost $54,533)		54,775

U.S. GOVERNMENT AGENCIES 23.6%
Fannie Mae
0.225% due 12/25/2036	2,226	2,170
0.285% due 06/25/2034	557	540
0.365% due 10/27/2037	107,500	106,721
0.465% due 03/25/2037	5,302	5,302
0.515% due 03/25/2037 - 03/25/2044	9,290	9,291
0.525% due 03/25/2037	486	486
0.545% due 07/25/2037	6,851	6,866
0.565% due 06/25/2032 - 09/25/2035	648	642
0.635% due 07/25/2037 - 12/25/2040	9,012	9,028
0.665% due 05/25/2039 - 09/25/2041	89,615	90,127
0.765% due 04/25/2022 - 05/25/2030	12	12
0.815% due 05/25/2030 - 12/25/2037	6,655	6,693
0.865% due 10/25/2037	16,323	16,398
0.895% due 06/25/2040	2,145	2,153
0.898% due 11/01/2021	4,394	4,402
0.905% due 03/25/2040	51,362	51,798
0.915% due 03/25/2038 - 01/25/2040	44,562	45,103
1.000% due 01/25/2043	8,930	8,530
1.015% due 02/25/2040	4,694	4,719
1.065% due 07/25/2039	6,096	6,154
1.344% due 07/01/2042 - 07/01/2044	1,242	1,264
1.348% due 03/01/2035	504	518
1.375% due 01/01/2021	8	8
1.394% due 09/01/2041	94	98
1.544% due 10/01/2030 - 11/01/2039	940	982
1.629% due 11/01/2017	7	7
1.779% due 03/01/2035	5,159	5,371
1.795% due 11/01/2018	1	1
1.893% due 07/01/2017	12	12

1.921% due 10/01/2034	1,752	1,835
1.967% due 11/01/2034	555	589
2.183% due 09/01/2035	134	142
2.200% due 08/01/2017	1	1
2.206% due 07/01/2018	3	4
2.220% due 10/01/2035	3,079	3,277
2.221% due 11/01/2027	20	21
2.233% due 05/01/2035	907	957
2.243% due 01/01/2035	3,134	3,325
2.248% due 11/01/2017	10	10
2.250% due 07/01/2017	10	10
2.253% due 08/01/2029	448	473
2.265% due 06/01/2017	3	3
2.277% due 12/01/2033	202	212
2.296% due 09/01/2035	2,981	3,160
2.306% due 06/01/2022	3	3
2.310% due 08/01/2022	1,300	1,227
2.328% due 03/01/2035	1,043	1,105
2.339% due 10/01/2024 - 07/01/2035	3,103	3,286
2.345% due 08/01/2035	3,708	3,932
2.365% due 05/01/2035	2,703	2,877
2.383% due 04/01/2024	38	40
2.386% due 03/01/2024	118	125
2.401% due 07/01/2035	2,486	2,631
2.457% due 02/01/2028	107	115
2.478% due 04/01/2034	491	519
2.500% due 05/25/2028 (a)	34,756	3,761
2.500% due 08/01/2035	1,062	1,123
2.508% due 06/01/2035	1,042	1,103
2.584% due 09/01/2032	845	895
2.585% due 11/01/2023	16	16
2.599% due 01/01/2024	66	70
2.865% due 06/01/2035	583	621
2.991% due 07/25/2017	110	109
3.000% due 08/25/2042	1,868	1,793
3.062% due 12/01/2017	8	9
3.500% due 03/01/2020 - 11/01/2043	21,369	22,307
4.000% due 08/01/2018 - 02/01/2044	51,090	53,592
4.250% due 05/25/2033	1,886	2,000
4.374% due 02/01/2028	4	4
4.412% due 12/01/2036	112	119
4.500% due 01/01/2015 - 02/01/2044	482,474	511,316
4.507% due 01/01/2028	23	25
4.595% due 09/01/2034	94	100
4.953% due 04/01/2018	170	182
5.000% due 12/25/2017 - 02/01/2044	2,110,852	2,294,101
5.332% due 11/01/2035	53	57
5.500% due 10/01/2017 - 01/01/2044	1,253,179	1,379,688
5.963% due 12/25/2042	2,239	2,513
6.000% due 05/01/2016 - 05/01/2041	159,156	175,594
6.335% due 02/25/2037 (a)	31,951	4,464
6.485% due 01/25/2042 (a)	7,178	1,453
6.500% due 07/25/2023 - 03/01/2038	8,743	9,777
7.000% due 05/01/2026 - 04/01/2034	77	86
7.587% due 01/25/2043	6,491	5,774
8.000% due 11/25/2023 - 11/01/2031	1,092	1,266
8.500% due 04/01/2025	78	90
8.800% due 01/25/2019	31	34
9.000% due 03/25/2021 - 04/25/2021	104	118
9.250% due 10/25/2018	1	1
9.500% due 03/25/2020 - 11/01/2025	300	348
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	35,111	36,234
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	1,795	1,755
Freddie Mac
0.317% due 07/15/2019 - 08/15/2019	12,765	12,749
0.425% due 08/25/2031	2,085	2,041
0.445% due 09/25/2031	3,702	3,453
0.467% due 05/15/2036	7,701	7,711
0.497% due 02/15/2037	311	312
0.507% due 02/15/2037	273	273
0.567% due 06/15/2018	760	763
0.617% due 11/15/2030 - 10/15/2041	17,732	17,750
0.667% due 09/15/2041	36,418	36,428
0.777% due 07/15/2037	487	489
0.867% due 08/15/2037	900	904
0.887% due 09/15/2037	10,279	10,328
1.017% due 12/15/2039	85	86
1.022% due 01/15/2038	12,320	12,393
1.117% due 10/15/2020	17	17
1.167% due 03/15/2021	11	11
1.380% due 11/25/2019 (a)	198,546	13,586
1.544% due 07/25/2044	624	635
1.625% due 03/01/2017	7	7
1.750% due 01/01/2017	1	1

2.000% due 11/15/2026	186,377	183,311
2.015% due 02/01/2020	59	59
2.200% due 10/01/2027	16	16
2.250% due 11/01/2022	80	83
2.267% due 10/01/2035	4,059	4,337
2.335% due 06/01/2024	27	29
2.365% due 10/01/2023 - 11/01/2023	54	56
2.375% due 02/01/2023	1	1
2.384% due 12/01/2022	23	24
2.452% due 09/01/2023	6	6
2.482% due 07/01/2027	44	47
2.500% due 03/01/2035 - 04/01/2035	4,637	4,945
2.501% due 04/01/2035	387	405
2.503% due 08/01/2035	7,717	8,244
2.514% due 07/01/2035	48	50
2.552% due 04/01/2035	2,165	2,311
2.600% due 03/01/2035	293	313
2.613% due 03/01/2035	1,245	1,330
2.622% due 01/01/2024	28	28
2.792% due 04/01/2035	1,231	1,313
2.948% due 02/01/2037	78	83
3.000% due 03/15/2027 (a)	32,795	3,861
3.000% due 06/15/2036 - 03/15/2041	9,418	9,344
3.088% due 08/15/2032	258	271
3.152% due 05/15/2040 (a)	36,784	37,291
4.000% due 01/15/2024 (a)	779	97
4.000% due 09/01/2040 - 07/01/2043	4,085	4,207
4.500% due 09/15/2018 - 06/01/2041	17,581	18,665
5.000% due 01/01/2026 - 07/01/2041	4,066	4,393
5.500% due 02/15/2014 - 01/01/2039	14,376	15,706
5.980% due 05/01/2037	135	143
6.000% due 02/01/2016 - 10/01/2035	1,440	1,511
6.303% due 07/15/2036 (a)	5,123	727
6.500% due 02/15/2014 - 07/25/2043	24,437	27,208
6.983% due 08/15/2036 (a)	17,395	2,786
7.000% due 01/01/2030 - 04/01/2032	28	32
7.500% due 07/15/2030	211	245
8.000% due 04/15/2021 - 12/01/2024	84	89
8.500% due 06/01/2022 - 11/01/2025	263	298
9.000% due 12/15/2020 - 08/01/2022	104	118
9.500% due 08/01/2016 - 09/01/2021	36	40
10.000% due 11/01/2016 - 05/15/2020	10	11
Ginnie Mae
0.717% due 12/16/2025	55	55
1.625% due 03/20/2017 - 07/20/2034	8,226	8,540
1.947% due 02/20/2041	22,524	22,388
2.000% due 09/20/2024 - 07/20/2030	836	866
2.500% due 11/20/2026	5	5
3.000% due 04/20/2016	1	1
4.000% due 03/20/2019	10	10
5.000% due 06/20/2032 - 01/01/2044	108,440	117,853
5.500% due 10/17/2022	48	49
7.000% due 06/15/2024 - 06/15/2027	4	4
7.500% due 03/15/2022 - 09/15/2031	49	53
8.000% due 05/15/2016 - 06/20/2031	524	551
8.500% due 12/15/2021 - 05/15/2030	4	4
9.000% due 08/15/2030 - 09/15/2030	144	156
9.500% due 10/15/2016 - 06/15/2025	11	12
10.000% due 09/15/2018 - 11/15/2020	1	1
Small Business Administration
4.310% due 04/01/2029	19,031	20,214
5.110% due 04/01/2025	329	353
5.640% due 04/01/2026	8,893	9,724
Vendee Mortgage Trust
6.500% due 05/15/2029	21,380	24,308

Total U.S. Government Agencies (Cost $5,551,198)		5,586,891

U.S. TREASURY OBLIGATIONS 28.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2017	241,225	248,095
0.125% due 04/15/2018 (k)	1,661,572	1,695,322
0.125% due 01/15/2022	310	297
0.125% due 07/15/2022	151,017	144,640
0.625% due 07/15/2021	195,118	198,083
1.125% due 01/15/2021	102,599	107,829
1.250% due 04/15/2014	451,238	454,428
1.250% due 07/15/2020	120,368	128,803
1.375% due 01/15/2020	42,336	45,478
2.000% due 01/15/2014 (i)(k)	360,226	360,184
2.000% due 07/15/2014	315,657	322,821
2.375% due 01/15/2017	173,714	191,282
U.S. Treasury Notes
0.250% due 11/30/2015 (k)	684,200	682,877
0.500% due 12/15/2016 (g)(k)	315,900	314,604

0.625% due 10/15/2016 (g)(k)		1,334,100	1,331,651
0.625% due 11/15/2016		573,800	572,051

Total U.S. Treasury Obligations (Cost $6,868,862)			6,798,445

MORTGAGE-BACKED SECURITIES 9.9%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		6,908	7,193
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		579	591
Aggregator of Loans Backed by Assets PLC
2.775% due 12/16/2042	GBP	17,086	28,897
American Home Mortgage Assets Trust
0.375% due 10/25/2046		$19,445	12,689
0.435% due 11/25/2035		2,955	2,414
American Home Mortgage Investment Trust
1.849% due 09/25/2045		225	209
2.355% due 02/25/2045		47,466	47,100
Arran Residential Mortgages Funding PLC
1.617% due 05/16/2047	EUR	561	783
Banc of America Alternative Loan Trust
5.500% due 10/25/2033		$16,470	16,853
Banc of America Commercial Mortgage Trust
5.572% due 04/10/2049		37,458	40,795
5.649% due 06/10/2049		3,400	3,762
Banc of America Funding Corp.
0.407% due 05/20/2035		5,066	4,605
0.445% due 07/25/2037		17,963	14,901
2.631% due 02/20/2036		3,461	3,429
2.632% due 05/25/2035		751	762
5.500% due 09/25/2035		3,734	3,774
Banc of America Mortgage Trust
2.774% due 09/25/2035		11,767	11,114
2.875% due 05/25/2033		129	128
2.944% due 02/25/2035		575	569
6.500% due 10/25/2031		1,000	1,058
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.322% due 07/10/2043		9,423	9,793
BCAP LLC Trust
0.315% due 05/26/2037		4,672	4,594
0.335% due 09/26/2035		9,171	9,032
0.985% due 11/26/2046		6,095	5,680
BCRR Trust
5.858% due 07/17/2040		1,450	1,573
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		390	391
2.363% due 02/25/2033		116	116
2.488% due 08/25/2033		2,430	2,416
2.547% due 01/25/2035		2,025	1,974
2.572% due 04/25/2033		2,280	2,328
2.588% due 01/25/2035		10	10
2.600% due 03/25/2035		1,307	1,319
2.651% due 10/25/2036 ^		2,625	2,221
2.703% due 08/25/2035		41,060	37,446
2.733% due 08/25/2035 ^		6,441	5,528
2.739% due 08/25/2033		594	591
2.743% due 11/25/2030		30	30
2.761% due 01/25/2034		33	33
2.793% due 03/25/2035		645	645
2.838% due 02/25/2033		417	387
5.180% due 03/25/2035		350	340
Bear Stearns Alt-A Trust
2.322% due 09/25/2034		1,203	1,190
2.474% due 04/25/2035		15,105	14,136
2.649% due 05/25/2035		1,792	1,713
2.708% due 09/25/2035		4,904	4,310
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,500	1,632
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036		9,878	7,546
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.445% due 01/25/2035		1,510	1,353
Citigroup Mortgage Loan Trust, Inc.
0.328% due 10/25/2046		4,800	4,498
2.200% due 09/25/2035		113	112
2.510% due 10/25/2035		29	29
2.817% due 03/25/2036		14,687	13,096
2.825% due 03/25/2034		1,845	1,845
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		182,525	196,762
5.305% due 01/15/2046		41,687	44,679
Commercial Mortgage Trust
0.347% due 06/15/2022		6,435	6,374
Countrywide Alternative Loan Trust
0.345% due 05/25/2047		8,231	6,687

0.445% due 02/25/2037		9,860	7,493
0.565% due 06/25/2036 ^		1,174	750
Countrywide Home Loan Mortgage Pass-Through Trust
0.455% due 04/25/2035		2,725	2,365
2.376% due 02/20/2036		17,663	13,657
5.000% due 08/25/2019		584	596
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		42,419	45,669
5.383% due 02/15/2040		4,385	4,739
5.448% due 01/15/2049		1,600	1,603
5.669% due 03/15/2039		163,676	178,006
5.760% due 09/15/2039		3,900	3,939
5.791% due 06/15/2038		16,114	17,473
Credit Suisse First Boston Mortgage Securities Corp.
0.287% due 02/15/2022		3,369	3,347
0.804% due 03/25/2032		905	859
2.459% due 04/25/2034		15,712	15,757
2.568% due 10/25/2033		188	181
4.499% due 11/15/2037		698	697
4.828% due 06/25/2032		56	56
Credit Suisse Mortgage Capital Certificates
0.403% due 02/27/2036		12,833	12,333
2.392% due 05/26/2036		3,256	3,284
2.481% due 02/26/2036		5,131	4,960
2.584% due 09/26/2047		7,823	7,810
2.730% due 08/28/2036		3,284	3,159
DBRR Trust
0.853% due 02/25/2045		28,984	28,852
DLJ Acceptance Trust
11.000% due 08/01/2019		22	25
EMF-NL BV
1.225% due 07/17/2041	EUR	7,300	7,733
EMF-NL Prime BV
1.075% due 04/17/2041		3,000	2,832
Epic Opera Arlington Ltd.
0.764% due 07/28/2016	GBP	13,468	22,235
First Horizon Alternative Mortgage Securities
2.192% due 09/25/2034		$635	621
2.238% due 09/25/2035		1,309	1,148
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		6,185	6,223
First Horizon Mortgage Pass-Through Trust
2.559% due 02/25/2035		561	565
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		14	13
Granite Master Issuer PLC
0.307% due 12/20/2054		44,459	43,958
0.344% due 12/17/2054		2,989	2,958
0.367% due 12/20/2054		38,162	37,769
0.425% due 12/20/2054	EUR	6,815	9,313
0.427% due 12/20/2054		$6,236	6,176
0.445% due 12/20/2054	EUR	24,052	32,847
0.709% due 12/17/2054	GBP	2,190	3,591
0.709% due 12/20/2054		3,865	6,336
0.809% due 12/20/2054		32,731	53,751
Granite Mortgages PLC
0.904% due 09/20/2044		938	1,544
Great Hall Mortgages PLC
0.373% due 06/18/2039		$18,392	17,278
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	513
5.224% due 04/10/2037		95,978	101,299
5.444% due 03/10/2039		7,400	8,140
5.820% due 07/10/2038		20,586	22,451
GS Mortgage Securities Trust
5.396% due 08/10/2038		7,126	7,199
GSR Mortgage Loan Trust
2.648% due 09/25/2035		2,437	2,427
2.671% due 09/25/2035		36,677	36,789
2.838% due 07/25/2035		2,075	1,692
6.000% due 03/25/2032		112	111
HarborView Mortgage Loan Trust
2.746% due 07/19/2035		6,865	5,946
Holmes Master Issuer PLC
1.577% due 10/15/2054	EUR	9,360	12,936
IndyMac Mortgage Loan Trust
0.375% due 05/25/2046		$3,548	2,998
JPMorgan Chase Commercial Mortgage Securities Trust
0.617% due 07/15/2019		2,644	2,613
4.878% due 01/15/2042		6,892	7,079
5.257% due 05/15/2047		82,544	88,280
5.397% due 05/15/2045		26,647	29,121
5.420% due 01/15/2049		2,285	2,510
5.806% due 06/15/2049		18,945	21,106
JPMorgan Commercial Mortgage-Backed Securities Trust
5.645% due 03/18/2051		23,895	25,906

5.683% due 03/18/2051		28,665	31,249
JPMorgan Mortgage Trust
2.700% due 08/25/2035 ^		12,261	11,761
2.737% due 07/25/2035		830	836
2.756% due 04/25/2037 ^		1,213	949
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		16,238	17,735
5.641% due 03/15/2039		28,688	31,107
5.866% due 09/15/2045		4,895	5,439
Mall Funding PLC
1.197% due 04/22/2017	GBP	2,962	4,853
MASTR Adjustable Rate Mortgages Trust
2.623% due 11/21/2034		$647	664
MASTR Alternative Loan Trust
4.500% due 11/25/2018		1,973	1,982
MASTR Asset Securitization Trust
5.500% due 09/25/2033		4,217	4,334
Merrill Lynch Floating Trust
0.706% due 07/09/2021		114,808	114,467
Merrill Lynch Mortgage Investors Trust
0.415% due 11/25/2035		1,013	936
Merrill Lynch Mortgage Trust
5.858% due 06/12/2050		1,469	1,556
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	10,355
Morgan Stanley Capital Trust
5.417% due 03/12/2044		24,830	26,529
Morgan Stanley Mortgage Loan Trust
0.425% due 04/25/2035		14,727	13,224
0.435% due 11/25/2035		3,151	3,104
0.485% due 01/25/2035		1,986	1,821
2.459% due 08/25/2034		1,122	1,107
5.500% due 11/25/2035		6,000	6,004
Morgan Stanley Re-REMIC Trust
5.804% due 08/15/2045		9,500	10,400
MortgageIT Trust
0.485% due 02/25/2035		2,093	2,010
Newgate Funding PLC
0.877% due 12/15/2050	EUR	2,500	3,235
Opera Germany PLC
0.444% due 10/20/2014		8,913	12,045
Paine Webber CMO Trust
8.950% due 07/01/2018		$2	2
Permanent Master Issuer PLC
1.927% due 07/15/2042	EUR	3,600	5,008
Prime Mortgage Trust
0.565% due 02/25/2019		$31	30
0.565% due 02/25/2034		1,599	1,510
Resecuritization Mortgage Trust
0.415% due 04/26/2021		20	19
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036		213	194
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		5,000	5,370
Silverstone Master Issuer PLC
1.792% due 01/21/2055		10,000	10,155
SOMF Ltd.
0.677% due 04/22/2017	GBP	20,096	32,798
Structured Adjustable Rate Mortgage Loan Trust
2.906% due 02/25/2034		$148	149
Structured Asset Mortgage Investments Trust
0.295% due 03/25/2037		185	142
0.445% due 02/25/2036		4,175	3,244
0.826% due 09/19/2032		2,731	2,627
0.826% due 10/19/2034		390	374
9.146% due 06/25/2029		227	240
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.227% due 01/25/2032		96	86
2.357% due 06/25/2033		295	291
5.250% due 09/25/2034		3,239	3,376
Suntrust Adjustable Rate Mortgage Loan Trust
2.807% due 01/25/2037 ^		5,082	4,773
Thornburg Mortgage Securities Trust
2.163% due 12/25/2045		12,519	11,767
2.245% due 10/25/2045		17,449	16,711
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020		12,216	12,097
0.307% due 06/15/2020		73,200	71,701
5.421% due 04/15/2047		7,320	7,335
5.509% due 04/15/2047		6,200	6,779
5.572% due 10/15/2048		16,500	18,080
5.728% due 06/15/2049		578	594
5.749% due 07/15/2045		13,337	14,641
WaMu Mortgage Pass-Through Certificates
0.425% due 11/25/2045		2,309	2,117
0.435% due 12/25/2045		7,227	6,622

0.455% due 10/25/2045		179	167
0.475% due 01/25/2045		208	197
0.558% due 11/25/2034		8,099	7,805
0.869% due 01/25/2047		5,992	5,633
1.139% due 08/25/2046		148	128
1.343% due 11/25/2042		1,094	1,034
1.543% due 06/25/2042		1,712	1,579
1.543% due 08/25/2042		1,483	1,378
2.207% due 02/27/2034		85	84
2.213% due 01/25/2047		4,097	3,862
2.418% due 01/25/2036		575	543
2.463% due 09/25/2046		131	125
2.530% due 03/25/2034		1,749	1,740
Washington Mutual MSC Mortgage Pass-Through Certificates
2.063% due 02/25/2033		21	20
2.225% due 02/25/2033		115	114
Wells Fargo Commercial Mortgage Trust
2.136% due 10/15/2045 (a)		88,743	10,437
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		911	911
2.612% due 07/25/2036 ^		12,277	11,796
2.615% due 12/25/2034		34,884	35,277
2.615% due 01/25/2035		3,705	3,682
2.616% due 06/25/2034		22,941	23,304
2.618% due 12/25/2033		897	914
2.626% due 04/25/2036 ^		2,501	2,361
2.628% due 03/25/2036		15,876	15,809
2.631% due 04/25/2036		386	375
2.634% due 06/25/2035		57,326	58,554
2.658% due 03/25/2035		701	721
WFRBS Commercial Mortgage Trust
1.670% due 03/15/2044 (a)		202,357	13,687

Total Mortgage-Backed Securities (Cost $2,303,414)			2,346,423

ASSET-BACKED SECURITIES 5.2%
Academic Loan Funding Trust
0.965% due 12/27/2022		2,324	2,345
Access Group, Inc.
1.538% due 10/27/2025		5,876	5,936
Accredited Mortgage Loan Trust
0.295% due 02/25/2037		7,577	7,059
0.400% due 09/25/2035		358	354
0.515% due 04/25/2035		8,411	8,192
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.615% due 10/25/2035		6,500	5,421
ALM Loan Funding
1.037% due 11/20/2020		1,327	1,326
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.467% due 11/25/2034		4,760	4,730
0.625% due 07/25/2035		6,900	6,533
0.665% due 09/25/2035		7,300	6,321
1.515% due 02/25/2033		2,452	2,328
Amortizing Residential Collateral Trust
0.705% due 06/25/2032		61	58
0.745% due 07/25/2032		744	684
Apidos CDO Ltd.
0.498% due 07/27/2017		3,288	3,287
Asset-Backed Funding Certificates Trust
0.385% due 05/25/2037		2,897	2,624
Asset-Backed Securities Corp. Home Equity Loan Trust
0.395% due 05/25/2037		29,408	18,818
0.687% due 06/15/2031		4	4
Avenue CLO Ltd.
0.496% due 10/30/2017		8,290	8,290
0.502% due 07/20/2018		13,164	13,148
Bear Stearns Asset-Backed Securities Trust
0.225% due 01/25/2037		135	134
0.665% due 06/25/2035		5,391	5,299
0.845% due 09/25/2035		488	486
1.165% due 10/25/2037		18,358	17,346
1.165% due 11/25/2042		804	783
1.965% due 03/25/2043		4,466	4,114
BlueMountain CLO Ltd.
0.611% due 11/15/2017		10,000	9,921
BNC Mortgage Loan Trust
0.285% due 11/25/2036		57	57
Cadogan Square CLO BV
0.562% due 01/17/2023	EUR	36,649	49,334
Callidus Debt Partners CLO Fund Ltd.
0.504% due 04/17/2020		$6,563	6,559
Carrington Mortgage Loan Trust
0.265% due 06/25/2037		275	269
Centex Home Equity Loan Trust
0.785% due 09/25/2034		3,637	3,213

Citibank Omni Master Trust
2.917% due 08/15/2018		44,500	45,178
4.900% due 11/15/2018		16,800	17,419
Concord Real Estate CDO Ltd.
0.445% due 12/25/2046		7,554	7,516
Cornerstone CLO Ltd.
0.464% due 07/15/2021		33,200	32,453
Countrywide Asset-Backed Certificates
0.295% due 06/25/2047		2,732	2,704
0.345% due 09/25/2036		379	367
0.425% due 05/25/2036		1,388	1,386
0.505% due 04/25/2036		7,900	6,595
0.645% due 10/25/2035		4,490	4,326
0.885% due 07/25/2034		5,300	4,786
0.915% due 03/25/2034		3,000	2,854
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 07/25/2032		12	10
Denali Capital CLO Ltd.
0.502% due 04/21/2020		14,526	14,517
Dryden Leveraged Loan CDO
0.488% due 05/22/2017		6,848	6,818
Duane Street CLO Ltd.
0.496% due 01/11/2021		4,796	4,744
Educational Services of America, Inc.
1.315% due 09/25/2040		35,375	35,994
EquiFirst Mortgage Loan Trust
0.645% due 01/25/2034		576	552
Eurocredit CDO BV
0.824% due 10/20/2016	EUR	4,251	5,836
First Franklin Mortgage Loan Asset-Backed Certificates
0.990% due 05/25/2034		$4,584	4,210
First Franklin Mortgage Loan Trust
0.445% due 10/25/2035		51	51
0.645% due 05/25/2035		2,800	2,545
First NLC Trust
0.870% due 12/25/2035		7,224	6,809
Four Corners CLO Ltd.
0.516% due 01/26/2020		27,377	27,196
Franklin CLO Ltd.
0.503% due 06/15/2018		46,053	45,495
Fremont Home Loan Trust
0.225% due 01/25/2037		302	150
0.645% due 07/25/2035		3,165	3,170
Glacier Funding CDO Ltd.
0.569% due 11/12/2042		41,721	39,635
Goldentree Loan Opportunities Ltd.
0.941% due 10/18/2021		16,000	15,934
Grosvenor Place CLO BV
0.474% due 07/20/2021	EUR	798	1,096
GSAMP Trust
0.235% due 12/25/2036		$2,464	1,237
0.715% due 03/25/2034		574	575
1.035% due 11/25/2034		4,600	4,236
Gulf Stream Compass CLO Ltd.
0.498% due 01/24/2020		3,453	3,453
Gulf Stream Sextant CLO Ltd.
0.469% due 08/21/2020		2,016	2,014
Harbourmaster CLO BV
0.537% due 06/15/2020	EUR	1,676	2,296
Home Equity Asset Trust
0.445% due 08/25/2036		$21,100	16,170
HSBC Home Equity Loan Trust
0.317% due 03/20/2036		867	851
0.647% due 03/20/2036		11,000	9,477
HSI Asset Securitization Corp. Trust
0.215% due 10/25/2036		64	32
Hyde Park CDO BV
0.624% due 06/14/2022	EUR	4,746	6,422
Hyundai Capital Auto Funding Ltd.
1.165% due 09/20/2016		$6,373	6,330
ING Investment Management CLO Ltd.
0.496% due 12/13/2020		17,985	17,697
Inwood Park CDO Ltd.
0.467% due 01/20/2021		39,080	38,952
Jubilee CDO BV
0.582% due 08/21/2021	EUR	11,969	16,164
Landmark CDO Ltd.
0.519% due 07/15/2018		$23,368	23,278
Leopard CLO BV
0.590% due 04/21/2020	EUR	3,756	5,128
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034		$597	571
0.990% due 06/25/2035		2,748	2,679
Madison Park Funding Ltd.
0.509% due 05/10/2019		10,795	10,771
0.659% due 05/10/2019		9,000	8,943

Massachusetts Educational Financing Authority
1.188% due 04/25/2038		10,077	10,142
Mercator CLO PLC
0.452% due 02/18/2024	EUR	15,965	21,562
Merrill Lynch Mortgage Investors Trust
0.365% due 08/25/2036		$10,714	10,438
0.455% due 08/25/2036		8,200	7,343
0.475% due 08/25/2036		5,000	4,259
Mid-State Trust
4.864% due 07/15/2038		358	385
Morgan Stanley ABS Capital, Inc. Trust
0.870% due 12/25/2034		4,839	4,709
Morgan Stanley Investment Management Croton Ltd.
0.504% due 01/15/2018		4,947	4,922
Morgan Stanley IXIS Real Estate Capital Trust
0.215% due 11/25/2036		23	11
MT Wilson CLO Ltd.
0.476% due 07/11/2020		10,150	10,053
Nautique Funding Ltd.
0.494% due 04/15/2020		11,851	11,683
New Century Home Equity Loan Trust
0.445% due 10/25/2035		6,256	6,126
0.495% due 02/25/2036		16,000	13,606
0.885% due 03/25/2035		11,009	9,642
NOB Hill CLO Ltd.
0.491% due 08/15/2018		5,033	4,999
Nomura Home Equity Loan, Inc.
0.655% due 05/25/2035		5,600	5,128
OCI Euro Fund BV
0.550% due 08/15/2024	EUR	7,200	9,620
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.445% due 12/25/2035		$11,376	9,982
Opteum Mortgage Acceptance Corp. Trust
0.575% due 11/25/2035		45,890	43,581
Option One Mortgage Loan Trust
0.655% due 08/25/2035		2,800	2,261
Panhandle-Plains Higher Education Authority, Inc.
1.377% due 10/01/2035		178	181
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.465% due 08/25/2035		10,747	10,673
RAAC Series
0.515% due 03/25/2034		889	829
0.645% due 03/25/2037		10,400	9,584
Renaissance Home Equity Loan Trust
0.785% due 03/25/2034		2,913	2,741
0.865% due 08/25/2032		40	36
Residential Asset Securities Corp. Trust
0.565% due 12/25/2035		4,200	3,747
0.605% due 01/25/2036		5,500	4,879
0.615% due 09/25/2035		13,179	12,658
0.625% due 06/25/2031		2	2
0.960% due 01/25/2035		1,673	1,567
0.990% due 07/25/2034		3,379	2,979
4.470% due 03/25/2032		262	269
Saxon Asset Securities Trust
0.485% due 09/25/2047		7,400	6,006
0.960% due 03/25/2035		6,024	5,156
Securitized Asset-Backed Receivables LLC Trust
0.225% due 12/25/2036 ^		4,093	1,416
0.295% due 05/25/2037 ^		974	601
SLC Student Loan Trust
0.321% due 11/15/2021		11,064	11,053
SLM Student Loan Trust
0.368% due 01/25/2019		6,716	6,696
0.388% due 01/25/2021		1,783	1,782
0.408% due 04/27/2020		8,490	8,466
0.423% due 03/15/2024		22,600	21,816
0.537% due 12/15/2023	EUR	1,578	2,138
0.547% due 09/15/2021		3,325	4,568
0.738% due 10/25/2017		$5,274	5,280
0.917% due 10/16/2023		27,399	27,425
1.217% due 06/15/2023		37,512	37,676
1.267% due 12/15/2021		12,036	12,095
1.443% due 12/15/2033		686	691
1.738% due 04/25/2023		7,729	7,971
1.817% due 12/15/2017		1,267	1,267
Soundview Home Loan Trust
0.225% due 11/25/2036		1,734	660
South Carolina Student Loan Corp.
0.789% due 03/01/2018		148	148
0.989% due 03/02/2020		900	899
1.239% due 09/03/2024		3,500	3,519
Specialty Underwriting & Residential Finance Trust
0.225% due 01/25/2038		148	148
Stanfield Bristol CLO Ltd.
0.501% due 10/15/2019		12,966	12,952

Structured Asset Investment Loan Trust
0.855% due 06/25/2035		3,200	2,950
0.870% due 03/25/2034		7,232	6,834
0.885% due 02/25/2035		6,500	5,507
1.065% due 09/25/2034		2,000	1,906
1.140% due 10/25/2033		18,033	17,316
Structured Asset Securities Corp.
0.615% due 11/25/2035		5,000	4,245
0.765% due 02/25/2035		1,281	1,268
0.825% due 02/25/2035		1,412	1,326
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.745% due 01/25/2033		385	353
4.930% due 01/25/2035		201	202
Venture CDO Ltd.
0.472% due 01/20/2022		30,500	29,858
Wells Fargo Home Equity Asset-Backed Securities Trust
0.255% due 04/25/2037		62	62
Wells Fargo Home Equity Trust
0.705% due 08/25/2035		2,900	2,694
Wood Street CLO BV
0.544% due 11/22/2021	EUR	12,327	16,711

Total Asset-Backed Securities (Cost $1,195,236)			1,224,853

SOVEREIGN ISSUES 4.5%
Autonomous Community of Catalonia
1.500% due 09/16/2014	JPY	300,000	2,796
2.125% due 10/01/2014	CHF	3,600	4,031
2.750% due 03/24/2016		9,200	10,195
3.875% due 04/07/2015	EUR	16,800	23,551
4.750% due 06/04/2018		3,100	4,393
Autonomous Community of Madrid
4.200% due 09/24/2014		9,600	13,495
4.305% due 03/06/2014		9,500	13,149
Autonomous Community of Valencia
3.250% due 07/06/2015		3,800	5,290
4.375% due 07/16/2015		14,225	20,053
4.750% due 03/20/2014		6,300	8,729
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	144,000	42,998
Development Bank of Japan, Inc.
4.250% due 06/09/2015		$600	633
Hydro-Quebec
1.375% due 06/19/2017		10,000	10,041
2.000% due 06/30/2016		157,600	161,911
Italy Buoni Poliennali Del Tesoro
2.750% due 12/01/2015	EUR	27,300	38,640
3.000% due 04/15/2015		15,600	22,006
3.000% due 11/01/2015		20,600	29,250
3.750% due 08/01/2015		41,500	59,344
3.750% due 04/15/2016		8,200	11,883
4.500% due 07/15/2015		88,100	127,313
6.000% due 11/15/2014		15,900	22,855
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2014		55,800	76,111
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,500	2,641
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	45,034	3,532
4.500% due 11/22/2035 (d)		142,692	12,051
5.000% due 06/16/2016 (d)		44,022	3,726
Province of British Columbia
1.200% due 04/25/2017		$13,200	13,271
Province of Ontario
1.000% due 07/22/2016		40,800	40,962
1.375% due 01/27/2014		33,100	33,126
1.600% due 09/21/2016		2,900	2,957
4.300% due 03/08/2017	CAD	17,600	17,919
Province of Quebec
4.500% due 12/01/2017		2,100	2,159
Republic of Korea
4.875% due 09/22/2014		$2,400	2,475
5.750% due 04/16/2014		4,000	4,059
Spain Government International Bond
3.150% due 01/31/2016	EUR	41,900	59,503
3.300% due 10/31/2014		100	140
3.750% due 10/31/2015		86,400	123,925
4.000% due 07/30/2015		23,900	34,135

State of North Rhine-Westphalia
1.625% due 09/17/2014		$800	807

Total Sovereign Issues (Cost $1,051,276)			1,066,055

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Citigroup Capital
7.875% due 10/30/2040		250,000	6,813
DG Funding Trust
0.554% due 01/30/2014 (e)		10,254	72,602

Total Preferred Securities (Cost $115,131)			79,415

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.8%
CERTIFICATES OF DEPOSIT 0.8%
Bank of Nova Scotia
0.448% due 03/27/2014		$60,600	60,643
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		124,600	123,224

			183,867

COMMERCIAL PAPER 0.9%
British Telecommunications PLC
0.750% due 04/08/2014		18,400	18,384
Entergy Corp.
0.960% due 03/03/2014		27,000	26,979
Ford Motor Credit Co.
0.840% due 06/02/2014		8,800	8,780
0.850% due 06/16/2014		7,300	7,281
0.880% due 07/14/2014		15,900	15,851
0.900% due 07/01/2014		8,800	8,775
0.900% due 08/05/2014		16,100	16,042
0.900% due 09/16/2014		75,000	74,650
Vodafone Group PLC
0.700% due 02/10/2014		48,800	48,763

			225,505

REPURCHASE AGREEMENTS (f) 0.2%			41,467

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		46,800	46,728

ITALY TREASURY BILLS 2.2%
0.970% due 08/14/2014 - 11/14/2014 (c)	EUR	387,400	529,565

MEXICO TREASURY BILLS 0.6%
3.599% due 01/09/2014 - 02/06/2014 (c)	MXN	1,851,100	141,679

SPAIN TREASURY BILLS 0.8%
0.489% due 06/20/2014 - 10/17/2014 (c)	EUR	147,600	202,348

U.S. TREASURY BILLS 0.1%
0.111% due 01/16/2014 - 12/11/2014 (c)(k)		$25,942	25,921

Total Short-Term Instruments (Cost $1,382,828)			1,397,080

Total Investments in Securities (Cost $23,274,525)			23,393,540

	SHARES
INVESTMENTS IN AFFILIATES 11.8%
SHORT-TERM INSTRUMENTS 11.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.8%
PIMCO Short-Term Floating NAV Portfolio	2,355	23
PIMCO Short-Term Floating NAV Portfolio III	279,871,226	2,795,634

Total Short-Term Instruments (Cost $2,797,373)		2,795,657

Total Investments in Affiliates (Cost $2,797,373)		2,795,657

Total Investments 110.4% (Cost $26,071,898)		$26,189,197
Financial Derivative Instruments (h)(j) (0.1%) (Cost or Premiums, net $14,463)		(24,965)
Other Assets and Liabilities, net (10.3%)		(2,449,313)

Net Assets 100.0%		$23,714,919

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.010%	12/31/2013	01/02/2014	$38,900	U.S. Treasury Notes 2.375% due 12/31/2020	$(39,628)	$38,900	$38,900
SSB	0.000%	12/31/2013	01/02/2014	2,567	Freddie Mac 2.000% due 01/30/2023	(2,620)	2,567	2,567

Total Repurchase Agreements						$(42,248)	$41,467	$41,467

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	(0.350%)	12/31/2013	01/02/2014	$(38,921)	$(38,922)
GSC	0.160%	12/20/2013	01/06/2014	(81,965)	(81,976)
MSC	(0.150%)	12/20/2013	01/15/2014	(99,665)	(99,684)

Total Sale-Buyback Transactions					$(220,582)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $193,788 at a weighted average interest rate of (0.082%).
(3)	Payable for sale-buyback transactions includes $36 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2029	$18,000	$(18,883)	$(18,829)
Fannie Mae	6.000%	01/01/2044	63,000	(69,761)	(69,886)
Freddie Mac	4.000%	01/01/2044	4,000	(4,114)	(4,109)
Freddie Mac	4.500%	01/01/2044	16,500	(17,531)	(17,463)
Freddie Mac	5.000%	01/01/2044	3,500	(3,786)	(3,775)

Total Short Sales				$(114,075)	$(114,062)

(g)	Securities with an aggregate market value of $220,320 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$ 97.375	03/14/2014	21,517	$(8,044)	$(10,759)

Total Written Options				$(8,044)	$(10,759)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	68,684	$(14,581)	$0	$(3,434)
90-Day Eurodollar December Futures	Long	12/2016	790	(609)	0	(59)
90-Day Eurodollar June Futures	Long	06/2015	6,615	(2,034)	0	(248)
90-Day Eurodollar June Futures	Long	06/2016	2,724	2,147	0	(136)
90-Day Eurodollar March Futures	Long	03/2016	4,262	734	0	(213)
90-Day Eurodollar September Futures	Long	09/2015	58,509	20,379	0	(2,926)
90-Day Eurodollar September Futures	Long	09/2016	789	(593)	0	(50)

Total Futures Contracts				$5,443	$0	$(7,066)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-20 3-Year Index	1.000%	06/20/2016	$160,300	$3,128	$667	$59	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$3,776,500	$25,012	$(1,554)	$0	$(987)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	355,200	1,734	1,173	0	(235)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023	732,100	4,883	9,320	4,132	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	241,100	52,466	37,336	2,763	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	944,800	75,012	27,775	12,048	0

					$159,107	$74,050	$18,943	$(1,222)

Total Swap Agreements					$162,235	$74,717	$19,002	$(1,222)

(i)	Securities with an aggregate market value of $113,602 and cash of $58,806 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014		$5,705	EUR	4,206	$81	$0
	02/2014		2,533	GBP	1,549	32	0
BPS	01/2014	EUR	77,600		$97,961	0	(8,791)
	01/2014		$236,430	EUR	171,949	120	0
	02/2014	EUR	171,949		$236,424	0	(122)
	02/2014	JPY	6,141,600		59,630	1,299	0
	02/2014	MXN	495		38	1	0
	03/2014	EUR	96,013		126,542	0	(5,540)
	03/2014		$2,298	MXN	29,988	0	(12)
	05/2014	EUR	77,800		$98,377	0	(8,658)
BRC	02/2014		$2,325	GBP	1,424	33	0
CBK	01/2014	EUR	11,072		$14,970	0	(262)
	01/2014	GBP	13,421		21,710	0	(515)
	01/2014	MXN	896,078		67,639	0	(959)
	01/2014		$39,005	EUR	28,757	556	0
	02/2014	EUR	265,066		$363,771	0	(874)
	04/2014		2,900		3,675	0	(314)
DUB	01/2014	BRL	121,904		53,842	2,171	0
	01/2014	EUR	9,331		12,835	0	(2)
	01/2014		$52,038	BRL	121,904	0	(367)
	01/2014		191,357	GBP	116,819	2,090	0
	02/2014	EUR	8,600		$11,342	0	(489)
	02/2014	GBP	116,819		191,314	0	(2,091)
	02/2014	JPY	10,087,000		97,119	1,316	0
	02/2014		$4,043	EUR	2,940	1	0
	03/2014	CAD	22,017		$20,658	0	(30)
	04/2014	DKK	685,062		124,362	0	(2,055)
FBF	01/2014	BRL	97,328		41,547	293	0
	01/2014	EUR	180,106		243,587	0	(4,184)
	01/2014	JPY	1,500,133		14,300	55	0
	01/2014		$41,469	BRL	97,328	0	(215)
	02/2014	BRL	97,328		$41,145	222	0
	02/2014	GBP	5,211		8,594	0	(34)

	06/2014	EUR	4,400		5,579	0	(474)
GLM	01/2014	MXN	2,476		187	0	(2)
HUS	01/2014	EUR	5,417		7,403	0	(49)
	02/2014	JPY	2,466,367		24,837	1,412	0
	03/2014		$2,075	MXN	26,836	0	(30)
JPM	01/2014	GBP	103,398		$168,621	0	(2,600)
	01/2014	MXN	198		15	0	0
	02/2014	EUR	2,698		3,714	2	0
	02/2014	JPY	3,114,800		30,312	729	0
MSC	01/2014	BRL	116,804		51,300	1,791	0
	01/2014	MXN	933,685		71,492	24	(9)
	01/2014		$49,527	BRL	116,804	0	(18)
	03/2014	MXN	416,691		$31,545	0	(210)
RYL	02/2014	EUR	177,100		234,957	0	(8,674)
	03/2014		109,514		146,432	0	(4,223)
UAG	02/2014	CHF	12,492		13,554	0	(454)
	04/2014	EUR	268,700		363,370	0	(6,273)
WST	01/2014		$1,364	EUR	1,014	31	0

Total Forward Foreign Currency Contracts						$12,259	$(58,530)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	128,100	$(239)	$(191)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		128,100	(285)	(43)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550%	01/15/2014		1,430,300	(1,742)	(1,307)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	01/15/2014		1,430,300	(2,244)	(8)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		31,100	(60)	(46)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		31,100	(68)	(10)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		31,100	(64)	(46)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		31,100	(64)	(10)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$219,800	(286)	(406)
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.600%	02/06/2014		740,700	(222)	(9)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	02/06/2014		740,700	(630)	(1,107)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		736,700	(1,731)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		736,700	(4,052)	(1,042)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		894,300	(2,348)	(1,652)

								$(14,035)	$(5,883)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014	$59,800	$(36)	$(56)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014	59,800	(73)	(27)
JPM	Call - OTC CDX.IG-21 5-Year Index	Buy	0.650%	01/15/2014	298,800	(164)	(436)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	01/15/2014	298,800	(956)	(6)

						$(1,229)	$(525)

Total Written Options						$(15,264)	$(6,408)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2016	0.290%	$15,600	$(203)	$456	$253	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%	9,200	(54)	74	20	0
	China Government International Bond	1.000%	12/20/2018	0.753%	15,000	147	36	183	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%	8,700	92	19	111	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.352%	300	(4)	9	5	0
	Japan Government International Bond	1.000%	09/20/2015	0.121%	100,000	1,653	(92)	1,561	0
	Japan Government International Bond	1.000%	12/20/2015	0.132%	14,000	239	7	246	0
	MetLife, Inc.	1.000%	09/20/2016	0.400%	46,300	529	244	773	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%	8,600	71	34	105	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	10,300	(13)	76	63	0
	Toyota Motor Credit Corp.	1.000%	06/20/2014	0.143%	10,000	76	(32)	44	0
BPS	Japan Government International Bond	1.000%	09/20/2015	0.121%	25,000	413	(23)	390	0
	Japan Government International Bond	1.000%	12/20/2015	0.132%	50,000	316	562	878	0
	SLM Corp.	5.000%	12/20/2018	2.419%	1,500	150	29	179	0
BRC	Berkshire Hathaway, Inc.	1.000%	12/20/2023	1.224%	10,000	(291)	106	0	(185)
	Brazil Government International Bond	1.000%	09/20/2015	0.895%	19,800	(158)	201	43	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%	63,900	(102)	(135)	0	(237)

	Brazil Government International Bond	1.000%	09/20/2016	1.259%		13,000	(122)	36	0	(86)
	China Government International Bond	1.000%	09/20/2015	0.245%		27,000	333	30	363	0
	China Government International Bond	1.000%	09/20/2016	0.363%		14,800	205	57	262	0
	China Government International Bond	1.000%	12/20/2018	0.753%		20,000	197	48	245	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%		36,500	410	57	467	0
	Japan Government International Bond	1.000%	06/20/2015	0.105%		16,600	258	(32)	226	0
	Japan Government International Bond	1.000%	12/20/2015	0.132%		20,400	358	0	358	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		19,700	(76)	316	240	0
	Mexico Government International Bond	1.000%	03/20/2018	0.719%		15,000	(26)	205	179	0
	Morgan Stanley	1.000%	09/20/2014	0.363%		500	(14)	16	2	0
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.895%		16,400	(124)	160	36	0
	Brazil Government International Bond	1.000%	03/20/2016	1.051%		4,700	(21)	17	0	(4)
	Brazil Government International Bond	1.000%	06/20/2016	1.166%		33,500	(57)	(67)	0	(124)
	HSBC Bank PLC	1.000%	12/20/2018	0.610%	EUR	6,500	91	81	172	0
	JPMorgan Chase & Co.	1.000%	06/20/2014	0.205%		$30,700	280	(153)	127	0
	JPMorgan Chase & Co.	1.000%	09/20/2014	0.205%		27,000	272	(106)	166	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		12,500	65	124	189	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		18,900	(18)	135	117	0
	U.S. Treasury Notes	0.250%	12/20/2014	0.360%	EUR	86,000	(767)	651	0	(116)
DUB	Bank of America Corp.	1.000%	09/20/2014	0.217%		$3,100	24	(5)	19	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%		20,000	(48)	(26)	0	(74)
	China Government International Bond	1.000%	12/20/2018	0.753%		15,000	191	(8)	183	0
	Export-Import Bank of China	1.000%	12/20/2016	0.486%		27,100	(2,192)	2,613	421	0
	Export-Import Bank of Korea	1.000%	12/20/2016	0.347%		12,000	(767)	1,003	236	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%		42,100	445	94	539	0
	HSBC Bank PLC	1.000%	12/20/2018	0.610%	EUR	37,900	425	578	1,003	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		$3,200	(75)	81	6	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.333%		37,400	412	32	444	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%		27,000	314	41	355	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%		42,300	(240)	859	619	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		7,400	36	76	112	0
	Toyota Motor Credit Corp.	1.000%	06/20/2014	0.143%		10,000	76	(32)	44	0
FBF	Brazil Government International Bond	1.000%	09/20/2015	0.895%		25,000	(205)	260	55	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		25,000	(205)	510	305	0
GST	Brazil Government International Bond	1.000%	09/20/2015	0.895%		13,400	(68)	97	29	0
	Caterpillar, Inc.	1.000%	06/20/2014	0.054%		43,600	505	(294)	211	0
	Japan Government International Bond	1.000%	06/20/2015	0.105%		8,000	120	(11)	109	0
	Japan Government International Bond	1.000%	12/20/2016	0.202%		16,700	353	49	402	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%		10,000	(507)	638	131	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		20,400	100	209	309	0
	United Kingdom Gilt	1.000%	03/20/2015	0.062%		5,600	33	34	67	0
	Vodafone Group PLC	1.000%	09/20/2015	0.131%		10,000	83	72	155	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.895%		41,600	(339)	430	91	0
	Brazil Government International Bond	1.000%	03/20/2016	1.051%		19,500	(93)	79	0	(14)
	Brazil Government International Bond	1.000%	06/20/2016	1.166%		65,100	(94)	(146)	0	(240)
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		52,500	(111)	750	639	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		7,500	39	75	114	0
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.895%		6,000	(57)	70	13	0
	China Government International Bond	1.000%	12/20/2018	0.753%		9,400	92	23	115	0
	General Electric Capital Corp.	1.000%	03/20/2014	0.174%		11,100	(322)	346	24	0
	HSBC Bank PLC	1.000%	12/20/2018	0.610%	EUR	4,000	56	50	106	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		$8,600	48	83	131	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.554%		6,000	(171)	116	0	(55)
	PSEG Power LLC	1.000%	12/20/2018	0.903%		24,200	134	(12)	122	0
MYC	Brazil Government International Bond	1.000%	09/20/2015	0.895%		10,600	(61)	84	23	0
	General Electric Capital Corp.	1.000%	06/20/2014	0.174%		10,000	92	(49)	43	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		18,300	(35)	148	113	0
	SLM Corp.	5.000%	12/20/2018	2.419%		7,000	640	197	837	0
SOG	HSBC Bank PLC	1.000%	12/20/2018	0.610%	EUR	10,000	140	125	265	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.895%		$1,900	(18)	22	4	0
	Japan Government International Bond	1.000%	12/20/2015	0.132%		14,700	236	22	258	0

							$3,091	$12,429	$16,655	$(1,135)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-21 3-Year Index	5.000%	12/20/2016	$75,800	$6,159	$334	$6,493	$0
BRC	CDX.EM-12 5-Year Index	5.000%	12/20/2014	27,600	2,760	(2,125)	635	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	95,000	10,159	(7,208)	2,951	0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	37,900	4,512	(3,335)	1,177	0
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	400	46	(33)	13	0
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	5,500	687	(516)	171	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	4,437	0	73	73	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	55,900	6,314	(4,577)	1,737	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	6,100	689	(500)	189	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	9,549	0	160	160	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	18,200	2,168	(1,603)	565	0
UAG	CDX.EM-12 5-Year Index	5.000%	12/20/2014	15,300	1,522	(1,170)	352	0

					$35,016	$(20,500)	$14,516	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	38,000	$2	$(428)	$0	$(426)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	1,136,000	(336)	1,945	1,609	0
BPS	Pay	1-Year BRL-CDI	9.120%	01/02/2017	BRL	106,100	266	(3,005)	0	(2,739)
BRC	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	2,410,000	(20)	(216)	0	(236)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		28,800	(17)	19	2	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		641,000	(188)	1,096	908	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		36,500	(23)	16	0	(7)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		28,300	(6)	23	17	0
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	20,000	72	(580)	0	(508)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		12,000	3	(138)	0	(135)
GLM	Pay	1-Year BRL-CDI	10.630%	01/02/2017		12,000	3	(138)	0	(135)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	310,000	(62)	501	439	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		65,600	(40)	28	0	(12)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		92,300	(19)	73	54	0
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		86,600	(55)	61	6	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		917,100	(80)	1,379	1,299	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		30,800	(2)	20	18	0
JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		29,200	(11)	6	0	(5)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		14,500	(1)	9	8	0
MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	56,900	168	(1,621)	0	(1,453)
	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	2,410,000	(2)	(234)	0	(236)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		343,000	23	463	486	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		43,800	(24)	15	0	(9)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		81,000	(17)	64	47	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	46,100	30	(1,299)	0	(1,269)

							$(336)	$(1,941)	$4,893	$(7,170)

Total Swap Agreements							$37,771	$(10,012)	$36,064	$(8,305)

(k)	Securities with an aggregate market value of $61,709 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$452,019	$3,573	$455,592
Corporate Bonds & Notes
Banking & Finance	0	3,208,265	7,294	3,215,559
Industrials	0	630,313	19,461	649,774
Utilities	0	518,678	0	518,678
Municipal Bonds & Notes
Louisiana	0	36,578	0	36,578
Minnesota	0	12,201	0	12,201
New Jersey	0	1,193	0	1,193
Texas	0	4,803	0	4,803
U.S. Government Agencies	0	5,585,136	1,755	5,586,891
U.S. Treasury Obligations	0	6,798,445	0	6,798,445
Mortgage-Backed Securities	0	2,341,911	4,512	2,346,423
Asset-Backed Securities	0	1,180,184	44,669	1,224,853
Sovereign Issues	0	1,066,055	0	1,066,055
Preferred Securities
Banking & Finance	6,813	0	72,602	79,415
Short-Term Instruments
Certificates of Deposit	0	183,867	0	183,867
Commercial Paper	0	225,505	0	225,505
Repurchase Agreements	0	41,467	0	41,467
Short-Term Notes	0	46,728	0	46,728
Italy Treasury Bills	0	529,565	0	529,565
Mexico Treasury Bills	0	141,679	0	141,679
Spain Treasury Bills	0	202,348	0	202,348
U.S. Treasury Bills	0	25,921	0	25,921
	$6,813	$23,232,861	$153,866	$23,393,540

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,795,657	$0	$0	$2,795,657

Total Investments	$2,802,470	$23,232,861	$153,866	$26,189,197

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(114,062)	$0	$(114,062)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	19,002	0	19,002
Over the counter	0	48,323	0	48,323
	$0	$67,325	$0	$67,325

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17,825)	(1,222)	0	(19,047)
Over the counter	0	(73,243)	0	(73,243)
	$(17,825)	$(74,465)	$0	$(92,290)

Totals	$2,784,645	$23,111,659	$153,866	$26,050,170

Assets and liabilities valued at $4,594 transferred from Level 1 to Level 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$13,948	$4,029	$(13,944)	$(4)	$(4)	$(452)	$0	$0	$3,573	$(13)
Corporate Bonds & Notes
Banking & Finance	58,164	0	(50,017)	(45)	(383)	(425)	0	0	7,294	(389)
Industrials	1,243	18,588	(295)	(2)	(6)	(67)	0	0	19,461	(29)
U.S. Government Agencies	1,890	0	(127)	0	0	(8)	0	0	1,755	(10)
Mortgage-Backed Securities	152,186	4,509	(35,527)	307	687	1,155	0	(118,805)	4,512	(12)
Asset-Backed Securities	162,487	0	(85,549)	80	629	(85)	0	(32,893)	44,669	(600)
Preferred Securities
Banking & Finance	74,500	0	0	0	0	(1,898)	0	0	72,602	(1,898)

Totals	$464,418	$27,126	$(185,459)	$336	$923	$(1,780)	$0	$(151,698)	$153,866	$(2,951)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$3,573	Indicative Market Quotation	Broker Quote	100.25 - 100.94
Corporate Bonds & Notes
Banking & Finance	7,294	Third Party Vendor	Broker Quote	97.90
Industrials	17,731	Benchmark Pricing	Base Price	88.42
	1,730	Third Party Vendor	Broker Quote	109.00 - 113.50
U.S. Government Agencies	1,755	Benchmark Pricing	Base Price	97.77
Mortgage-Backed Securities	4,512	Benchmark Pricing	Base Price	93.94 - 97.77
Asset-Backed Securities	44,669	Third Party Vendor	Broker Quote	99.32 - 101.75
Preferred Securities
Banking & Finance	72,602	Benchmark Pricing	Base Price	$ 7,081.90

Total	$153,866

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.6%
CORPORATE BONDS & NOTES 23.4%
BANKING & FINANCE 15.2%
Bank of America Corp.
4.500% due 04/01/2015	$5,000	$5,232
6.500% due 08/01/2016	2,400	2,711
7.375% due 05/15/2014	700	717
Bank of America N.A.
0.543% due 06/15/2017	500	491
Citigroup, Inc.
1.198% due 07/25/2016	4,900	4,954
1.250% due 01/15/2016	1,300	1,305
1.694% due 01/13/2014	500	500
1.700% due 07/25/2016	2,376	2,400
4.587% due 12/15/2015	6,540	6,992
General Electric Capital Corp.
1.500% due 07/12/2016	10,350	10,465
Goldman Sachs Group, Inc.
1.238% due 02/07/2014	2,300	2,302
HSBC Finance Corp.
0.669% due 06/01/2016	4,530	4,525
John Deere Capital Corp.
0.363% due 06/15/2015	600	600
1.050% due 10/11/2016	6,873	6,897
JPMorgan Chase & Co.
0.857% due 02/26/2016	6,200	6,229
1.295% due 03/20/2015	400	404
4.750% due 03/01/2015	10,550	11,041
JPMorgan Chase Bank N.A.
0.574% due 06/13/2016	700	697
6.000% due 10/01/2017	3,500	4,006
Merrill Lynch & Co., Inc.
1.003% due 09/15/2026	400	345
Morgan Stanley
0.543% due 01/09/2014	2,200	2,200
0.724% due 10/15/2015	1,300	1,298
5.375% due 10/15/2015	3,100	3,336
New York Life Global Funding
0.589% due 05/23/2016	1,900	1,909
Prudential Covered Trust
2.997% due 09/30/2015	1,360	1,403
Toyota Motor Credit Corp.
0.528% due 05/17/2016	6,390	6,412
Wachovia Corp.
0.513% due 06/15/2017	2,200	2,185
0.614% due 10/15/2016	1,600	1,592
Wells Fargo & Co.
0.438% due 10/28/2015	1,000	1,000
0.772% due 07/20/2016	800	803
1.250% due 07/20/2016	8,500	8,568
Wells Fargo Bank N.A.
0.522% due 07/20/2015	800	802

		104,321

INDUSTRIALS 6.0%
AbbVie, Inc.
0.998% due 11/06/2015	2,800	2,830
Anheuser-Busch InBev Worldwide, Inc.
2.875% due 02/15/2016	1,495	1,557
4.125% due 01/15/2015	6,230	6,466
Daimler Finance North America LLC
0.857% due 03/28/2014	2,000	2,003
0.922% due 08/01/2016	500	501
1.024% due 04/10/2014	3,900	3,907
EOG Resources, Inc.
0.992% due 02/03/2014	1,600	1,601
General Electric Co.
0.850% due 10/09/2015	6,500	6,533
General Mills, Inc.
0.588% due 05/16/2014	300	300
Medtronic, Inc.
3.000% due 03/15/2015	2,015	2,080
Merck & Co., Inc.
0.700% due 05/18/2016	1,200	1,199

NBCUniversal Enterprise, Inc.
0.781% due 04/15/2016	2,000	2,012
PACCAR, Inc.
6.875% due 02/15/2014	100	101
PepsiCo, Inc.
0.436% due 07/30/2015	6,700	6,713
United Technologies Corp.
0.739% due 06/01/2015	3,700	3,725

		41,528

UTILITIES 2.1%
Southern California Edison Co.
0.693% due 09/15/2014	1,300	1,303
Verizon Communications, Inc.
0.442% due 03/06/2015	4,280	4,274
1.773% due 09/15/2016	4,700	4,845
1.993% due 09/14/2018	200	211
2.500% due 09/15/2016	4,000	4,139

		14,772

Total Corporate Bonds & Notes (Cost $159,514)		160,621

U.S. GOVERNMENT AGENCIES 37.5%
Fannie Mae
0.515% due 07/25/2037	635	636
0.615% due 10/25/2030	61	61
0.745% due 06/25/2041	3,951	3,969
0.885% due 06/25/2037	1,116	1,122
0.905% due 03/25/2040	1,634	1,648
1.344% due 07/01/2042	151	155
1.394% due 09/01/2041	464	482
1.544% due 08/01/2030	116	121
2.243% due 01/01/2035	135	143
2.375% due 01/01/2024	93	99
2.401% due 07/01/2035	111	117
2.485% due 11/01/2034	812	868
2.865% due 06/01/2035	1,215	1,293
3.000% due 03/01/2021 - 02/01/2028	138	142
3.210% due 12/01/2034	564	586
4.000% due 09/01/2018 - 09/01/2042	11,063	11,648
4.411% due 09/01/2028	88	94
4.500% due 08/01/2018 - 02/01/2044	21,668	22,986
4.989% due 06/01/2015	2,573	2,682
5.000% due 06/01/2026 - 01/01/2044	91,134	99,135
5.500% due 01/01/2025 - 01/01/2044	39,859	43,891
5.700% due 08/01/2018	585	629
5.963% due 12/25/2042	115	129
6.000% due 11/01/2016 - 10/01/2040	9,853	10,933
7.000% due 05/01/2029 - 04/01/2035	8,402	9,562
8.000% due 11/25/2023	69	79
9.250% due 10/25/2018	1	1
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	859	886
Freddie Mac
0.000% due 05/15/2037 (a)	3,370	3,027
0.317% due 07/15/2019 - 08/15/2019	403	403
0.567% due 06/15/2018	31	31
0.717% due 07/15/2041	2,868	2,881
0.777% due 07/15/2037	11,525	11,592
0.867% due 08/15/2037	1,536	1,543
0.887% due 05/15/2037	856	857
1.342% due 02/25/2045	448	454
2.000% due 11/15/2026	5,446	5,356
2.465% due 07/01/2023	60	60
2.514% due 07/01/2035	208	220
5.336% due 03/01/2035	159	168
5.500% due 07/01/2038	403	440
6.000% due 02/01/2016 - 01/01/2038	183	201
6.500% due 07/25/2043	832	928
8.500% due 06/01/2025	4	5
Ginnie Mae
1.625% due 04/20/2022 - 07/20/2030	990	1,026
5.000% due 08/15/2035 - 01/01/2044	12,664	13,760
7.000% due 11/15/2022	46	50
7.500% due 02/15/2022 - 03/15/2024	88	93
8.000% due 03/15/2023 - 05/15/2024	14	15
9.000% due 07/20/2016 - 08/15/2030	45	47

Small Business Administration
4.310% due 04/01/2029	684	727

Total U.S. Government Agencies (Cost $256,317)		257,981

U.S. TREASURY OBLIGATIONS 18.9%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017	206	212
0.125% due 04/15/2018	202	206
1.250% due 04/15/2014	13,132	13,225
1.250% due 07/15/2020	4,605	4,928
1.375% due 01/15/2020	972	1,044
2.000% due 01/15/2014 (f)(h)	14,915	14,913
2.000% due 07/15/2014 (h)	31,099	31,804
U.S. Treasury Notes
0.500% due 12/15/2016	8,800	8,764
0.625% due 10/15/2016 (h)	38,400	38,329
0.625% due 11/15/2016	16,800	16,749

Total U.S. Treasury Obligations (Cost $130,770)		130,174

MORTGAGE-BACKED SECURITIES 17.1%
American Home Mortgage Investment Trust
2.173% due 10/25/2034	620	612
2.355% due 02/25/2045	269	267
Banc of America Commercial Mortgage Trust
5.572% due 04/10/2049	1,036	1,129
Banc of America Funding Corp.
2.632% due 05/25/2035	1,590	1,614
BCAP LLC Trust
0.335% due 09/26/2035	271	267
2.408% due 05/26/2036	2,688	2,740
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035	731	733
2.263% due 04/25/2033	184	183
2.363% due 02/25/2033	6	6
2.761% due 01/25/2034	144	144
2.793% due 03/25/2035	131	130
2.838% due 02/25/2033	23	22
5.376% due 02/25/2036	120	113
Bear Stearns Alt-A Trust
2.649% due 05/25/2035	738	702
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	100	109
Citigroup Mortgage Loan Trust, Inc.
0.515% due 05/25/2037	273	265
2.200% due 09/25/2035	212	210
2.290% due 09/25/2035	239	235
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	5,299	5,712
5.305% due 01/15/2046	1,169	1,253
Commercial Mortgage Trust
0.347% due 06/15/2022	181	179
Countrywide Home Loan Mortgage Pass-Through Trust
2.376% due 02/20/2036	750	580
2.504% due 11/25/2034	211	195
2.526% due 02/20/2035	372	357
2.675% due 11/19/2033	81	79
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	1,255	1,351
5.311% due 12/15/2039	37,600	40,780
5.383% due 02/15/2040	195	211
5.669% due 03/15/2039	4,672	5,081
5.791% due 06/15/2038	486	527
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032	54	52
4.828% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
2.584% due 09/26/2047	775	773
DBRR Trust
0.853% due 02/25/2045	835	831
First Horizon Alternative Mortgage Securities
2.207% due 06/25/2034	444	432
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	103
5.444% due 03/10/2039	700	770
5.820% due 07/10/2038	558	608
GSR Mortgage Loan Trust
2.457% due 06/25/2034	296	293
2.648% due 09/25/2035	1,539	1,533
HomeBanc Mortgage Trust
0.405% due 07/25/2035	3,712	3,322
Impac CMB Trust
0.515% due 02/25/2036	2,579	2,436

JPMorgan Chase Commercial Mortgage Securities Trust
0.617% due 07/15/2019	207	204
5.257% due 05/15/2047	2,382	2,548
5.420% due 01/15/2049	100	110
JPMorgan Commercial Mortgage-Backed Securities Trust
5.683% due 03/18/2051	796	868
JPMorgan Mortgage Trust
3.554% due 02/25/2035	15	15
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039	481	525
5.641% due 03/15/2039	859	932
MASTR Adjustable Rate Mortgages Trust
2.623% due 11/21/2034	2,508	2,574
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.027% due 08/15/2032	3,760	3,691
Merrill Lynch Floating Trust
0.706% due 07/09/2021	4,311	4,302
Merrill Lynch Mortgage Investors Trust
2.532% due 02/25/2035	511	511
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	441
Morgan Stanley Capital Trust
5.270% due 06/13/2041	3,995	4,047
5.417% due 03/12/2044	700	748
Morgan Stanley Re-REMIC Trust
4.970% due 04/16/2040	4,618	4,652
Prime Mortgage Trust
0.565% due 02/25/2019	1	1
0.565% due 02/25/2034	80	76
Structured Asset Mortgage Investments Trust
0.295% due 03/25/2037	509	391
0.416% due 07/19/2035	237	233
0.826% due 09/19/2032	151	145
9.146% due 06/25/2029	141	149
Structured Asset Securities Corp.
2.625% due 10/28/2035	81	77
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.125% due 07/25/2032	3	3
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020	1,093	1,083
5.765% due 07/15/2045	4,220	4,538
WaMu Mortgage Pass-Through Certificates
0.435% due 07/25/2045	173	159
0.435% due 12/25/2045	208	194
0.455% due 10/25/2045	139	130
0.869% due 01/25/2047	184	173
1.213% due 01/25/2046	911	875
1.343% due 11/25/2042	36	34
1.543% due 06/25/2042	69	64
2.207% due 02/27/2034	396	393
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035	913	906
2.634% due 06/25/2035	4,894	4,967

Total Mortgage-Backed Securities (Cost $117,350)		117,700

ASSET-BACKED SECURITIES 9.1%
Access Group, Inc.
0.468% due 07/25/2022	3,277	3,260
Accredited Mortgage Loan Trust
0.515% due 04/25/2035	6,867	6,688
Amortizing Residential Collateral Trust
0.745% due 07/25/2032	43	40
Asset-Backed Securities Corp. Home Equity Loan Trust
0.440% due 09/25/2034	100	99
1.412% due 08/15/2033	785	746
1.817% due 03/15/2032	294	279
Bear Stearns Asset-Backed Securities Trust
0.225% due 01/25/2037	27	27
1.165% due 10/25/2037	599	566
Citibank Omni Master Trust
2.917% due 08/15/2018	4,200	4,264
4.900% due 11/15/2018	6,700	6,947
5.350% due 08/15/2018	6,700	6,896
Countrywide Asset-Backed Certificates
0.345% due 09/25/2036	758	734
0.645% due 12/25/2031	100	73
0.695% due 05/25/2035	1,727	1,724
Credit-Based Asset Servicing and Securitization LLC
0.225% due 11/25/2036	23	12
Educational Services of America, Inc.
1.315% due 09/25/2040	1,429	1,454
First Franklin Mortgage Loan Trust
0.605% due 04/25/2035	5,946	5,935
0.645% due 05/25/2035	100	91

Fremont Home Loan Trust
0.225% due 01/25/2037	11	6
GSAMP Trust
0.235% due 12/25/2036	78	39
HSI Asset Loan Obligation Trust
0.225% due 12/25/2036	117	47
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034	60	58
Merrill Lynch Mortgage Investors Trust
0.455% due 08/25/2036	200	179
Panhandle-Plains Higher Education Authority, Inc.
1.377% due 10/01/2035	594	603
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.885% due 03/25/2035	500	432
Securitized Asset-Backed Receivables LLC Trust
0.225% due 12/25/2036 ^	116	40
SLC Student Loan Trust
4.750% due 06/15/2033	589	534
SLM Student Loan Trust
0.423% due 03/15/2024	7,000	6,757
0.433% due 12/15/2023	6,000	5,786
0.917% due 10/16/2023	710	711
1.267% due 12/15/2021	467	469
1.267% due 08/15/2023	5,073	5,103
1.817% due 12/15/2017	36	36
2.350% due 04/15/2039	127	127
Structured Asset Investment Loan Trust
1.140% due 10/25/2033	529	508
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.745% due 01/25/2033	24	22
Vanderbilt Mortgage Finance
0.818% due 05/07/2026	1,248	1,215

Total Asset-Backed Securities (Cost $62,732)		62,507

	SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
DG Funding Trust
0.554% due 01/30/2014 (c)	510	3,611

Total Preferred Securities (Cost $5,100)		3,611

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%		626

Total Short-Term Instruments (Cost $626)		626

Total Investments in Securities (Cost $732,409)		733,220

INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio	211	2
PIMCO Short-Term Floating NAV Portfolio III	2,528,272	25,255

Total Short-Term Instruments (Cost $25,267)		25,257

Total Investments in Affiliates (Cost $25,267)		25,257

Total Investments 110.3% (Cost $757,676)		$758,477
Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $(1,249))		261
Other Assets and Liabilities, net (10.3%)		(71,242)

Net Assets 100.0%		$687,496

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$626	Freddie Mac 2.000% due 01/30/2023	$(640)	$626	$626

Total Repurchase Agreements						$(640)	$626	$626

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended December 31, 2013 was $25,670 at a weighted average interest rate of (0.478%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	02/01/2044	$3,000	$(3,088)	$(3,079)
Fannie Mae	6.000%	01/01/2044	6,000	(6,644)	(6,656)

Total Short Sales				$(9,732)	$(9,735)

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	627	$(234)	$(313)

Total Written Options				$(234)	$(313)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,936	$254	$0	$(97)
90-Day Eurodollar December Futures	Long	12/2016	29	(22)	0	(2)
90-Day Eurodollar June Futures	Long	06/2015	194	(60)	0	(7)
90-Day Eurodollar June Futures	Long	06/2016	182	190	0	(9)
90-Day Eurodollar March Futures	Long	03/2016	193	102	0	(10)
90-Day Eurodollar September Futures	Long	09/2015	2,420	1,243	0	(121)
90-Day Eurodollar September Futures	Long	09/2016	30	(22)	0	(2)

Total Futures Contracts				$1,685	$0	$(248)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$120,600	$799	$2	$0	$(32)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	27,800	136	92	0	(18)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023	21,000	140	267	119	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	33,900	7,377	3,213	388	0

					$8,452	$3,574	$507	$(50)

Total Swap Agreements					$8,452	$3,574	$507	$(50)

(f)	Securities with an aggregate market value of $3,794 and cash of $1,796 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	$6,500	$(8)	$(12)
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.600%	02/06/2014	21,600	(7)	0
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	02/06/2014	21,600	(18)	(32)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014	21,000	(49)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014	21,000	(116)	(30)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	6,800	(18)	(13)

							$(216)	$(87)

Total Written Options							$(216)	$(87)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	General Electric Capital Corp.	1.000%	09/20/2015	0.282%	$10,000	$(381)	$509	$128	$0
	MetLife, Inc.	1.000%	09/20/2016	0.400%	1,300	15	7	22	0
DUB	Prudential Financial, Inc.	1.000%	09/20/2015	0.189%	6,800	79	19	98	0
FBF	JPMorgan Chase & Co.	1.000%	06/20/2014	0.205%	1,900	17	(9)	8	0
JPM	Berkshire Hathaway, Inc.	1.000%	09/20/2015	0.249%	10,000	(259)	392	133	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%	4,800	(270)	333	63	0

						$(799)	$1,251	$452	$0

Total Swap Agreements						$(799)	$1,251	$452	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Securities with an aggregate market value of $146 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$104,321	$0	$104,321
Industrials	0	41,528	0	41,528
Utilities	0	14,772	0	14,772
U.S. Government Agencies	0	257,981	0	257,981
U.S. Treasury Obligations	0	130,174	0	130,174
Mortgage-Backed Securities	0	117,700	0	117,700
Asset-Backed Securities	0	61,053	1,454	62,507
Preferred Securities
Banking & Finance	0	0	3,611	3,611
Short-Term Instruments
Repurchase Agreements	0	626	0	626
	$0	$728,155	$5,065	$733,220

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,257	$0	$0	$25,257

Total Investments	$25,257	$728,155	$5,065	$758,477

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,735)	$0	$(9,735)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	507	0	507
Over the counter	0	452	0	452
	$0	$959	$0	$959

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(561)	(50)	0	(611)
Over the counter	0	(87)	0	(87)

	$(561)	$(137)	$0	$(698)

Totals	$24,696	$719,242	$5,065	$749,003

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$655	$0	$(644)	$0	$(6)	$(5)	$0	$0	$0	$0
Mortgage-Backed Securities	3,727	0	(1,967)	(1)	4	(64)	0	(1,699)	0	0
Asset-Backed Securities	1,682	0	(200)	0	0	(28)	0	0	1,454	(21)
Preferred Securities
Banking & Finance	3,705	0	0	0	0	(94)	0	0	3,611	(94)

Totals	$9,769	$0	$(2,811)	$(1)	$(2)	$(191)	$0	$(1,699)	$5,065	$(115)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Asset-Backed Securities	$1,454	Third Party Vendor	Broker Quote	101.75
Preferred Securities
Banking & Finance	3,611	Benchmark Pricing	Base Price	$ 7,081.90

Total	$5,065

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

Schedule of Investments

PIMCO Low Duration Fund III

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.7%
BANK LOAN OBLIGATIONS 0.8%
H.J. Heinz Co.
3.500% due 06/05/2020		$2,289	$2,309
Nielsen Finance LLC
2.168% due 02/02/2017		96	96

Total Bank Loan Obligations (Cost $2,379)			2,405

CORPORATE BONDS & NOTES 21.9%
BANKING & FINANCE 17.4%
Ally Financial, Inc.
2.439% due 12/01/2014		600	606
3.125% due 01/15/2016		100	102
3.439% due 02/11/2014		100	101
4.500% due 02/11/2014		525	528
4.625% due 06/26/2015		600	626
6.750% due 12/01/2014		200	210
8.300% due 02/12/2015		800	862
Banco Bradesco S.A.
2.338% due 05/16/2014		200	200
Banco do Brasil S.A.
4.500% due 01/22/2015		100	103
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		200	210
Banco Santander Chile
3.750% due 09/22/2015		400	415
Bank of America Corp.
0.571% due 08/15/2016		100	98
1.500% due 10/09/2015		200	202
4.500% due 04/01/2015		2,300	2,407
7.375% due 05/15/2014		200	205
Bankia S.A.
3.500% due 12/14/2015	EUR	300	425
Banque PSA Finance S.A.
2.146% due 04/04/2014		$300	300
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		300	316
Capital One Financial Corp.
1.000% due 11/06/2015		1,400	1,400
CIT Group, Inc.
4.750% due 02/15/2015		400	416
5.250% due 04/01/2014		600	607
Citigroup, Inc.
0.921% due 11/15/2016		1,300	1,303
1.198% due 07/25/2016		2,600	2,629
1.694% due 01/13/2014		300	300
2.650% due 03/02/2015		2,000	2,041
5.000% due 09/15/2014		100	103
Commonwealth Bank of Australia
1.043% due 09/18/2015		200	202
Credit Agricole S.A.
1.692% due 01/21/2014		100	100
Dexia Credit Local S.A.
0.717% due 04/29/2014		600	601
2.750% due 04/29/2014		1,600	1,613
Eksportfinans ASA
5.500% due 05/25/2016		600	634
5.500% due 06/26/2017		400	423
Export-Import Bank of Korea
1.250% due 11/20/2015		1,100	1,106
2.046% due 03/21/2015		200	200
8.125% due 01/21/2014		1,100	1,105
First Horizon National Corp.
5.375% due 12/15/2015		100	108
Ford Motor Credit Co. LLC
3.875% due 01/15/2015		500	516
5.625% due 09/15/2015		200	216
7.000% due 04/15/2015		400	431
8.700% due 10/01/2014		1,900	2,014
HSBC Finance Corp.
0.494% due 01/15/2014		2,700	2,700
Industrial Bank of Korea
3.750% due 09/29/2016		800	850
International Lease Finance Corp.
6.500% due 09/01/2014		1,700	1,764

Intesa Sanpaolo SpA
2.638% due 02/24/2014		300	301
JPMorgan Chase & Co.
0.857% due 02/26/2016		5,100	5,124
1.100% due 10/15/2015		200	201
JPMorgan Chase Bank N.A.
0.994% due 05/31/2017	EUR	300	409
Korea Development Bank
3.250% due 03/09/2016		$700	731
Merrill Lynch & Co., Inc.
1.003% due 09/15/2026		100	86
Petrobras Global Finance BV
1.857% due 05/20/2016		1,000	1,000
Prudential Covered Trust
2.997% due 09/30/2015		425	438
Qatari Diar Finance Co.
3.500% due 07/21/2015		600	625
RCI Banque S.A.
2.116% due 04/11/2014		700	702
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		1,700	1,827
SLM Corp.
3.875% due 09/10/2015		1,200	1,246
5.000% due 04/15/2015		600	629
5.500% due 01/15/2019		200	208
6.250% due 01/25/2016		200	217
SLM Corp. CPI Linked Bond
2.584% due 04/01/2014		100	100
Springleaf Finance Corp.
5.750% due 09/15/2016		400	425
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		1,300	1,311
Union Bank N.A.
0.996% due 09/26/2016		500	505
Wells Fargo & Co.
0.772% due 07/20/2016		2,000	2,008
3.676% due 06/15/2016		600	639
Wells Fargo Bank N.A.
0.522% due 07/20/2015		600	601

			50,631

INDUSTRIALS 1.6%
CNPC General Capital Ltd.
1.450% due 04/16/2016		400	396
EOG Resources, Inc.
0.992% due 02/03/2014		900	901
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		200	209
General Mills, Inc.
0.537% due 01/29/2016		1,100	1,102
NBCUniversal Enterprise, Inc.
0.781% due 04/15/2016		100	101
NBCUniversal Media LLC
2.100% due 04/01/2014		500	502
PACCAR, Inc.
6.875% due 02/15/2014		700	705
Schlumberger Investment S.A.
0.792% due 09/12/2014		100	100
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		700	717

			4,733

UTILITIES 2.9%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		100	107
Dayton Power & Light Co.
1.875% due 09/15/2016		200	202
Enel Finance International NV
3.875% due 10/07/2014		1,000	1,022
Qtel International Finance Ltd.
3.375% due 10/14/2016		300	315
Sempra Energy
2.000% due 03/15/2014		500	501
Shell International Finance BV
0.311% due 11/10/2015		600	600
0.451% due 11/15/2016		500	501
Verizon Communications, Inc.
1.773% due 09/15/2016		2,900	2,990
1.993% due 09/14/2018		100	105
2.500% due 09/15/2016		1,700	1,759

3.650% due 09/14/2018	200	212

		8,314

Total Corporate Bonds & Notes (Cost $62,528)		63,678

MUNICIPAL BONDS & NOTES 0.2%
LOUISIANA 0.2%
Louisiana Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	400	401

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.348% due 04/01/2040	91	92

Total Municipal Bonds & Notes (Cost $493)		493

U.S. GOVERNMENT AGENCIES 31.1%
Fannie Mae
0.265% due 01/25/2021	63	63
0.365% due 10/27/2037	1,900	1,886
0.515% due 07/25/2037 - 09/25/2042	542	542
0.615% due 06/25/2021	4	4
0.745% due 06/25/2041	1,200	1,206
0.895% due 06/25/2040	423	424
0.905% due 03/25/2040	554	559
0.915% due 01/25/2040	553	557
1.000% due 01/25/2043	127	121
1.065% due 06/25/2021 - 09/25/2021	89	89
1.344% due 07/01/2042	28	28
1.394% due 09/01/2041	84	88
1.544% due 09/01/2040	6	7
1.967% due 11/01/2034	16	16
1.992% due 11/01/2035	18	19
2.233% due 05/01/2035	25	26
2.250% due 11/01/2035	72	77
2.328% due 03/01/2035	6	6
2.401% due 07/01/2035	20	21
2.500% due 08/01/2035	162	171
3.084% due 08/01/2029	74	79
3.500% due 02/25/2043 (a)	3,102	563
4.000% due 03/01/2023 - 03/01/2042	540	574
4.500% due 07/01/2029 - 02/01/2044	14,763	15,646
5.000% due 04/01/2028 - 02/01/2044	36,686	39,810
5.500% due 01/01/2025 - 01/01/2044	16,107	17,722
5.750% due 10/25/2035	54	59
5.809% due 02/01/2031	24	26
5.963% due 12/25/2042	10	12
6.000% due 03/01/2017 - 05/01/2037	140	152
7.500% due 07/25/2022	31	35
FDIC Structured Sale Guaranteed Notes
0.670% due 11/29/2037	671	670
2.980% due 12/06/2020	361	373
Freddie Mac
0.205% due 12/25/2036	158	157
0.317% due 07/15/2019 - 08/15/2019	146	145
0.567% due 06/15/2018	9	9
0.617% due 11/15/2030	5	5
0.877% due 10/15/2037	207	208
1.342% due 02/25/2045	64	65
2.000% due 11/15/2026	2,237	2,200
2.375% due 08/01/2035	135	144
2.468% due 06/01/2035	120	128
2.514% due 07/01/2035	45	47
4.500% due 01/01/2044	1,000	1,058
5.000% due 12/01/2025 - 03/01/2038	1,031	1,114
5.500% due 06/01/2035 - 07/01/2038	515	563
6.000% due 03/01/2016 - 08/01/2016	8	8
6.500% due 07/25/2043	102	114
7.000% due 04/15/2023	16	18
Ginnie Mae
0.717% due 12/16/2025	4	4
1.625% due 06/20/2027 - 02/20/2032	40	41
1.947% due 02/20/2041	248	246
2.000% due 05/20/2030	27	28
5.000% due 06/15/2038 - 09/15/2039	2,336	2,539
8.500% due 10/20/2026	6	7

13.166% due 12/20/2032		41	44

Total U.S. Government Agencies (Cost $90,182)			90,523

U.S. TREASURY OBLIGATIONS 14.9%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017		206	211
0.125% due 04/15/2018		202	206
1.250% due 04/15/2014 (f)		4,193	4,223
1.375% due 01/15/2020		540	580
2.000% due 01/15/2014		1,770	1,769
2.000% due 07/15/2014		2,354	2,408
U.S. Treasury Notes
0.250% due 11/30/2015 (i)		7,600	7,585
0.500% due 12/15/2016		3,700	3,685
0.625% due 10/15/2016		15,800	15,771
0.625% due 11/15/2016		6,900	6,879

Total U.S. Treasury Obligations (Cost $43,480)			43,317

MORTGAGE-BACKED SECURITIES 7.3%
American Home Mortgage Investment Trust
2.173% due 10/25/2034		112	110
2.355% due 02/25/2045		34	33
Banc of America Commercial Mortgage Trust
5.572% due 04/10/2049		414	451
Banc of America Funding Corp.
0.445% due 07/25/2037		225	187
2.632% due 05/25/2035		707	718
Banc of America Mortgage Trust
2.768% due 08/25/2034		454	450
3.058% due 03/25/2033		439	430
BCAP LLC Trust
0.335% due 09/26/2035		90	89
2.724% due 09/28/2036		996	994
Bear Stearns Adjustable Rate Mortgage Trust
2.263% due 04/25/2033		23	22
2.363% due 02/25/2033		1	1
2.733% due 08/25/2035 ^		83	71
2.761% due 01/25/2034		22	22
2.838% due 02/25/2033		2	2
Bear Stearns Alt-A Trust
2.649% due 05/25/2035		132	125
2.708% due 09/25/2035		31	27
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		100	109
Citigroup Mortgage Loan Trust, Inc.
0.235% due 01/25/2037		113	68
2.510% due 10/25/2035		29	29
2.540% due 05/25/2035		45	43
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		2,038	2,197
5.305% due 01/15/2046		501	537
Commercial Mortgage Trust
0.347% due 06/15/2022		68	67
Countrywide Home Loan Mortgage Pass-Through Trust
2.376% due 02/20/2036		118	92
2.504% due 11/25/2034		81	75
2.526% due 02/20/2035		137	132
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		662	713
5.383% due 02/15/2040		292	316
5.448% due 01/15/2049		18	18
5.669% due 03/15/2039		1,840	2,001
5.791% due 06/15/2038		182	198
Credit Suisse Mortgage Capital Certificates
2.584% due 09/26/2047		775	773
DBRR Trust
0.853% due 02/25/2045		303	302
Deutsche Mortgage Securities, Inc.
5.230% due 06/26/2035		133	134
Epic Opera Arlington Ltd.
0.764% due 07/28/2016	GBP	146	242
GMAC Mortgage Corp. Loan Trust
2.691% due 11/19/2035		$53	49
Granite Master Issuer PLC
0.307% due 12/20/2054		541	535
0.367% due 12/20/2054		77	77
0.809% due 12/20/2054	GBP	103	169
Granite Mortgages PLC
0.904% due 09/20/2044		40	66
Great Hall Mortgages PLC
0.373% due 06/18/2039		$302	283
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	103

GSR Mortgage Loan Trust
2.457% due 06/25/2034		42	42
2.648% due 09/25/2035		231	230
5.032% due 11/25/2035		310	306
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		953	1,019
5.397% due 05/15/2045		338	370
JPMorgan Commercial Mortgage-Backed Securities Trust
5.683% due 03/18/2051		299	326
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		78	72
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		214	233
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.607% due 12/15/2030		206	202
Merrill Lynch Floating Trust
0.706% due 07/09/2021		312	312
Merrill Lynch Mortgage Investors Trust
0.415% due 11/25/2035		17	15
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	330
Morgan Stanley Capital Trust
5.417% due 03/12/2044		300	321
Prime Mortgage Trust
0.565% due 02/25/2034		9	8
Structured Adjustable Rate Mortgage Loan Trust
1.534% due 01/25/2035		97	77
2.482% due 08/25/2034		182	181
2.906% due 02/25/2034		125	126
Structured Asset Mortgage Investments Trust
0.295% due 03/25/2037		185	142
0.416% due 07/19/2035		74	72
0.445% due 02/25/2036		40	31
Structured Asset Securities Corp.
2.625% due 10/28/2035		455	431
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.227% due 01/25/2032		2	2
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020		128	126
0.307% due 06/15/2020		900	882
5.749% due 07/15/2045		172	189
WaMu Mortgage Pass-Through Certificates
0.435% due 12/25/2045		38	35
0.455% due 10/25/2045		239	223
0.558% due 11/25/2034		119	114
0.869% due 01/25/2047		46	43
1.340% due 05/25/2041		6	6
1.543% due 06/25/2042		33	30
2.463% due 09/25/2046		87	83
Washington Mutual MSC Mortgage Pass-Through Certificates
2.063% due 02/25/2033		4	4
Wells Fargo Mortgage-Backed Securities Trust
2.627% due 06/25/2035		311	315
2.629% due 10/25/2035		1,195	1,206

Total Mortgage-Backed Securities (Cost $20,861)			21,164

ASSET-BACKED SECURITIES 5.5%
ACA CLO Ltd.
0.488% due 07/25/2018		35	35
AIMCO CLO
0.492% due 10/20/2019		393	390
Avenue CLO Ltd.
0.496% due 10/30/2017		127	127
0.502% due 07/20/2018		159	159
Avoca CLO PLC
0.541% due 01/16/2023	EUR	189	255
Bear Stearns Asset-Backed Securities Trust
0.225% due 01/25/2037		$8	8
1.165% due 10/25/2037		250	236
Cadogan Square CLO BV
0.562% due 01/17/2023	EUR	335	451
Callidus Debt Partners CLO Fund Ltd.
0.504% due 04/17/2020		$473	472
Citibank Omni Master Trust
2.917% due 08/15/2018		200	203
Countrywide Asset-Backed Certificates
0.535% due 12/25/2034		2,372	2,200
0.645% due 12/25/2031		17	12
Dryden Leveraged Loan CDO
0.488% due 05/22/2017		90	89
Dryden Leveraged Loan CDO LLC
1.794% due 10/17/2020		600	602
Educational Services of America, Inc.
1.315% due 09/25/2040		408	415

Eurocredit CDO BV
0.824% due 10/20/2016	EUR	89	122
Four Corners CLO Ltd.
0.516% due 01/26/2020		$456	453
Franklin CLO Ltd.
0.503% due 06/15/2018		480	474
GE-WMC Mortgage Securities Trust
0.205% due 08/25/2036		4	2
Goldentree Loan Opportunities Ltd.
0.941% due 10/18/2021		500	498
Gulf Stream Compass CLO Ltd.
0.498% due 01/24/2020		411	411
Halcyon Structured Asset Management Long/Short Ltd.
0.463% due 08/07/2021		698	693
Hewett’s Island CDO Ltd.
0.462% due 06/09/2019		1,411	1,402
Jubilee CDO BV
0.582% due 08/21/2021	EUR	129	175
Landmark CDO Ltd.
0.519% due 07/15/2018		$244	243
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034		6	6
Massachusetts Educational Financing Authority
1.188% due 04/25/2038		79	80
Mercator CLO PLC
0.452% due 02/18/2024	EUR	180	244
Morgan Stanley ABS Capital, Inc. Trust
0.215% due 07/25/2036		$21	8
Morgan Stanley Investment Management Croton Ltd.
0.504% due 01/15/2018		120	119
MT Wilson CLO Ltd.
0.476% due 07/11/2020		449	445
New Century Home Equity Loan Trust
0.445% due 10/25/2035		217	213
NOB Hill CLO Ltd.
0.491% due 08/15/2018		387	385
OCI Euro Fund BV
0.550% due 08/15/2024	EUR	300	401
Octagon Investment Partners Ltd.
0.479% due 04/23/2020		$588	581
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.445% due 12/25/2035		138	121
Pacifica CDO Corp.
0.498% due 01/26/2020		165	163
Panhandle-Plains Higher Education Authority, Inc.
1.377% due 10/01/2035		238	241
RAAC Series
0.645% due 03/25/2037		200	184
Securitized Asset-Backed Receivables LLC Trust
0.225% due 12/25/2036 ^		58	20
SLC Student Loan Trust
0.321% due 11/15/2021		49	49
4.750% due 06/15/2033		236	214
SLM Student Loan Trust
0.383% due 03/15/2017		17	17
0.423% due 03/15/2024		300	290
0.537% due 12/15/2023	EUR	442	599
0.917% due 10/16/2023		$355	355
1.267% due 12/15/2021		156	156
1.738% due 04/25/2023		91	94
South Carolina Student Loan Corp.
0.989% due 03/02/2020		300	300
Stanfield Bristol CLO Ltd.
0.501% due 10/15/2019		135	135
Structured Asset Investment Loan Trust
0.525% due 10/25/2035		54	52
0.870% due 03/25/2034		168	158
1.140% due 10/25/2033		204	195
Wood Street CLO BV
0.544% due 11/22/2021	EUR	148	201

Total Asset-Backed Securities (Cost $15,963)			16,153

SOVEREIGN ISSUES 7.9%
Autonomous Community of Catalonia
4.750% due 06/04/2018		400	567
Autonomous Community of Valencia
3.250% due 07/06/2015		300	418
Hydro-Quebec
2.000% due 06/30/2016		$1,800	1,849
Italy Buoni Poliennali Del Tesoro
2.750% due 12/01/2015	EUR	200	283
3.000% due 04/15/2015		200	282
3.750% due 08/01/2015		1,600	2,288
4.500% due 07/15/2015		2,400	3,468

Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2014		700	955
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	506	40
5.000% due 06/16/2016 (c)		1,012	86
Province of Ontario
0.950% due 05/26/2015		$1,700	1,714
1.100% due 10/25/2017		3,400	3,363
Spain Government International Bond
2.750% due 03/31/2015	EUR	300	421
3.150% due 01/31/2016		800	1,136
3.750% due 10/31/2015		1,300	1,864
4.000% due 07/30/2015		3,100	4,427

Total Sovereign Issues (Cost $22,836)			23,161

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
0.554% due 01/30/2014 (d)		65	460

Total Preferred Securities (Cost $687)			460

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.9%
CERTIFICATES OF DEPOSIT 0.7%
Credit Suisse AG
0.651% due 12/07/2015		$1,000	1,000
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		1,200	1,187

			2,187

COMMERCIAL PAPER 0.5%
DCP Midstream LLC
1.100% due 01/14/2014		500	500
Ford Motor Credit Co.
0.880% due 07/14/2014		100	100
0.900% due 08/05/2014		100	100
0.900% due 09/16/2014		200	199
Vodafone Group PLC
0.700% due 02/10/2014		600	599

			1,498

REPURCHASE AGREEMENTS (e) 0.3%			901

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		500	499

ITALY TREASURY BILLS 1.1%
1.014% due 10/14/2014 - 11/14/2014 (b)	EUR	2,400	3,281

MEXICO TREASURY BILLS 1.2%
3.595% due 01/09/2014 - 04/30/2014 (b)	MXN	45,300	3,433

SPAIN TREASURY BILLS 0.8%
0.488% due 06/20/2014	EUR	1,700	2,331

U.S. TREASURY BILLS 0.1%
0.030% due 01/23/2014 (b)(i)		$260	260

Total Short-Term Instruments (Cost $14,257)		14,390

Total Investments in Securities (Cost $273,666)		275,744

	SHARES
INVESTMENTS IN AFFILIATES 19.0%
SHORT-TERM INSTRUMENTS 19.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.0%
PIMCO Short-Term Floating NAV Portfolio	89	1

PIMCO Short-Term Floating NAV Portfolio III	5,525,349	55,193

Total Short-Term Instruments (Cost $55,228)		55,194

Total Investments in Affiliates (Cost $55,228)		55,194

Total Investments 113.7% (Cost $328,894)		$330,938
Financial Derivative Instruments (g)(h) (0.2%) (Cost or Premiums, net $149)		(518)
Other Assets and Liabilities, net (13.5%)		(39,357)

Net Assets 100.0%		$291,063

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$600	U.S. Treasury Notes 0.500% due 07/31/2017	$(613)	$600	$600
SSB	0.000%	12/31/2013	01/02/2014	301	Freddie Mac 2.100% due 10/17/2022	(308)	301	301

Total Repurchase Agreements						$(921)	$901	$901

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
TDM	0.140%	11/06/2013	01/06/2014	$(667)	$(667)

Total Sale-Buyback Transactions					$(667)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $1,626 at a weighted average interest rate of (0.096%).
(3)	Payable for sale-buyback transactions includes $0 of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $667 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	239	$(90)	$(119)

Total Written Options				$(90)	$(119)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	798	$(251)	$0	$(40)
90-Day Eurodollar December Futures	Long	12/2016	9	(7)	0	(1)
90-Day Eurodollar June Futures	Long	06/2015	73	(22)	0	(3)
90-Day Eurodollar June Futures	Long	06/2016	9	(6)	0	0
90-Day Eurodollar March Futures	Long	03/2016	26	(13)	0	(1)
90-Day Eurodollar September Futures	Long	09/2015	661	128	0	(33)
90-Day Eurodollar September Futures	Long	09/2016	9	(7)	0	(1)

Total Futures Contracts				$(178)	$0	$(79)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-20 3-Year Index	1.000%	06/20/2016	$1,900	$37	$8	$(0)	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$44,800	$297	$(11)	$0	$(12)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	300	1	1	0	(0)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023	8,100	54	103	46	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	2,600	566	410	30	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	7,900	627	314	101	0

					$1,545	$817	$177	$(12)

Total Swap Agreements					$1,582	$825	$177	$(12)

Cash of $1,978 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	8,901		$12,048	$0	$(197)
BPS	01/2014		800		1,010	0	(91)
	02/2014	JPY	61,600		598	13	0
	03/2014	EUR	1,165		1,535	0	(67)
	04/2014	MXN	18,087		1,365	0	(7)
	05/2014	EUR	800		1,012	0	(89)
BRC	03/2014	GBP	261		427	0	(5)
CBK	01/2014	EUR	108		146	0	(3)
	01/2014		$12,446	EUR	9,055	19	(8)
	02/2014	EUR	8,104		$11,157	8	0
	04/2014		100		127	0	(11)
DUB	01/2014		46		63	0	0
	02/2014	JPY	145,300		1,401	21	0
FBF	01/2014		20,981		200	1	0
	06/2014	EUR	100		127	0	(11)
GLM	03/2014		896		1,197	0	(36)
HUS	02/2014	JPY	26,625		268	15	0
JPM	02/2014	EUR	56		77	0	0
MSC	01/2014	BRL	151		64	1	0
	01/2014	MXN	3,465		265	0	0
	01/2014		$64	BRL	151	0	0
	03/2014	MXN	2,150		$163	0	(1)
	04/2014		23,016		1,728	0	(18)
RYL	02/2014	EUR	2,100		2,786	0	(103)
	03/2014		1,991		2,662	0	(77)
UAG	04/2014		2,200		2,975	0	(51)

Total Forward Foreign Currency Contracts						$78	$(775)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR 1,500	$(2)	$(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014	1,500	(3)	(1)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550%	01/15/2014	19,000	(23)	(17)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	01/15/2014	19,000	(30)	0
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	300	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014	300	(1)	0
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	300	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014	300	(1)	0
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	$2,400	(3)	(4)
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.600%	02/06/2014	8,200	(2)	0
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	02/06/2014	8,200	(7)	(12)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014	8,200	(19)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014	8,200	(45)	(12)

							$(138)	$(50)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call-OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014	$700	$0	$(1)
	Put-OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014	700	(1)	0
JPM	Call-OTC CDX.IG-21 5-Year Index	Buy	0.650%	01/15/2014	3,300	(2)	(5)
	Put-OTC CDX.IG-21 5-Year Index	Sell	0.900%	01/15/2014	3,300	(11)	0

						$(14)	$(6)

Total Written Options						$(152)	$(56)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2016	0.290%		$200	$(3)	$6	$3	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		200	(1)	1	0	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%		100	1	0	1	0
	Japan Government International Bond	1.000%	12/20/2015	0.132%		400	7	0	7	0
	MetLife, Inc.	1.000%	12/20/2014	0.135%		900	(16)	24	8	0
	MetLife, Inc.	1.000%	09/20/2016	0.400%		500	6	3	9	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		100	1	0	1	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		100	0	1	1	0
BPS	U.S. Treasury Notes	0.250%	09/20/2016	0.291%	EUR	900	(17)	16	0	(1)
BRC	Brazil Government International Bond	1.000%	06/20/2016	1.166%		$500	(1)	(1)	0	(2)
	China Government International Bond	1.000%	09/20/2015	0.245%		300	4	0	4	0
	China Government International Bond	1.000%	09/20/2016	0.363%		200	3	1	4	0
	Japan Government International Bond	1.000%	06/20/2015	0.105%		400	6	(1)	5	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		100	1	0	1	0
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.895%		200	(1)	2	1	0
	MetLife, Inc.	1.000%	12/20/2014	0.135%		100	(2)	2	0	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		100	1	1	2	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		200	0	1	1	0
DUB	Brazil Government International Bond	1.000%	06/20/2016	1.166%		200	(1)	0	0	(1)
	China Government International Bond	1.000%	12/20/2018	0.753%		200	3	0	3	0
	Export-Import Bank of China	1.000%	12/20/2016	0.486%		300	(24)	29	5	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%		500	5	1	6	0
	HSBC Bank PLC	1.000%	12/20/2018	0.610%	EUR	400	4	6	10	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%		$500	(3)	10	7	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		100	0	1	1	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.189%		2,700	32	7	39	0
GST	Mexico Government International Bond	1.000%	09/20/2016	0.456%		300	1	3	4	0
	United Kingdom Gilt	1.000%	03/20/2015	0.062%		100	1	1	2	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.895%		600	(6)	7	1	0
	Brazil Government International Bond	1.000%	03/20/2016	1.051%		200	(1)	1	0	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%		700	(1)	(2)	0	(3)
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		200	2	1	3	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		100	1	1	2	0
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.895%		100	(1)	1	0	0
	China Government International Bond	1.000%	12/20/2018	0.753%		700	7	2	9	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		100	1	1	2	0
	PSEG Power LLC	1.000%	12/20/2018	0.903%		200	1	0	1	0
MYC	Brazil Government International Bond	1.000%	09/20/2015	0.895%		100	(1)	1	0	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		200	0	2	2	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.895%		500	(5)	6	1	0
	Japan Government International Bond	1.000%	12/20/2015	0.132%		400	6	1	7	0

							$10	$136	$153	$(7)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-21 3-Year Index	5.000%	12/20/2016	$1,000	$81	$4	$85	$0
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,000	87	(56)	31	0
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	200	25	(19)	6	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	700	78	(56)	22	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	96	0	2	2	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	900	113	(85)	28	0

					$384	$(210)	$174	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	12,000	$(4)	$21	$17	$0
BPS	Pay	1-Year BRL-CDI	9.120%	01/02/2017	BRL	1,100	2	(31)	0	(29)
BRC	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	30,000	0	(3)	0	(3)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		300	0	0	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		5,000	(2)	9	7	0
GLM	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		10,000	(2)	16	14	0
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017	BRL	300	0	(8)	0	(8)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	900	(1)	1	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		9,600	(1)	14	13	0
MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	900	3	(25)	0	(22)
	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	30,000	0	(3)	0	(3)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		4,000	1	5	6	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,600	1	(45)	0	(44)

							$(3)	$(49)	$57	$(109)

Total Swap Agreements							$391	$(123)	$384	$(116)

(i)	Securities with an aggregate market value of $290 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,405	$0	$2,405
Corporate Bonds & Notes
Banking & Finance	0	50,631	0	50,631
Industrials	0	4,733	0	4,733
Utilities	0	8,314	0	8,314
Municipal Bonds & Notes
Louisiana	0	401	0	401
Texas	0	92	0	92
U.S. Government Agencies	0	89,853	670	90,523
U.S. Treasury Obligations	0	43,317	0	43,317
Mortgage-Backed Securities	0	21,164	0	21,164
Asset-Backed Securities	0	15,738	415	16,153
Sovereign Issues	0	23,161	0	23,161
Preferred Securities
Banking & Finance	0	0	460	460
Short-Term Instruments
Certificates of Deposit	0	2,187	0	2,187
Commercial Paper	0	1,498	0	1,498
Repurchase Agreements	0	901	0	901
Short-Term Notes	0	499	0	499
Italy Treasury Bills	0	3,281	0	3,281
Mexico Treasury Bills	0	3,433	0	3,433
Spain Treasury Bills	0	2,331	0	2,331
U.S. Treasury Bills	0	260	0	260
	$0	$274,199	$1,545	$275,744

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$55,194	$0	$0	$55,194

Total Investments	$55,194	$274,199	$1,545	$330,938

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	177	0	177
Over the counter	0	462	0	462
	$0	$639	$0	$639

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(198)	(12)	0	(210)
Over the counter	0	(947)	0	(947)

	$(198)	$(959)	$0	$(1,157)

Totals	$54,996	$273,879	$1,545	$330,420

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$752	$0	$(697)	$0	$(3)	$(52)	$0	$0	$0	$0
U.S. Government Agencies	851	0	(179)	0	0	(2)	0	0	670	(1)
Mortgage-Backed Securities	741	0	(98)	0	0	(15)	0	(628)	0	0
Asset-Backed Securities	1,892	0	(1,128)	1	8	12	0	(370)	415	(6)
Preferred Securities
Banking & Finance	472	0	0	0	0	(12)	0	0	460	(12)

Totals	$4,708	$0	$(2,102)	$1	$5	$(69)	$0	$(998)	$1,545	$(19)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$670	Third Party Vendor	Broker Quote	99.90
Asset-Backed Securities	415	Third Party Vendor	Broker Quote	101.75
Preferred Securities
Banking & Finance	460	Benchmark Pricing	Base Price	$7,081.90

Total	$1,545

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Volatility RAFI® -PLUS AR Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.4%
U.S. GOVERNMENT AGENCIES 29.4%
Fannie Mae
6.000% due 01/01/2044	$4,000	$4,437

Total U.S. Government Agencies (Cost $4,443)		4,437

SHORT-TERM INSTRUMENTS 99.0%
REPURCHASE AGREEMENTS (a) 99.0%		14,900

Total Short-Term Instruments (Cost $14,900)		14,900

Total Investments in Securities (Cost $19,343)		19,337

Total Investments 128.4% (Cost $19,343)		$19,337
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $0)		22
Other Assets and Liabilities, net (28.5%)		(4,304)

Net Assets 100.0%		$15,055

Notes to Schedule of Investments (amounts in thousands*, Except Number of Contracts and Units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$14,900	U.S. Treasury Notes 0.375% due 01/15/2016	$(15,227)	$14,900	$14,900

Total Repurchase Agreements						$(15,227)	$14,900	$14,900

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	Long	09/2015	103	$(6)	$0	$(5)

Total Futures Contracts				$(6)	$0	$(5)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
CBK	Receive	RALVEIUT Index	149,061	1-Month USD-LIBOR plus a specified spread	01/30/2015	$15,000	$27	$27	$0

Total Swap Agreements							$27	$27	$0

(1)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
U.S. Government Agencies	$0	$4,437	$0	$4,437
Short-Term Instruments
Repurchase Agreements	0	14,900	0	14,900

Total Investments	$0	$19,337	$0	$19,337

Financial Derivative Instruments - Assets
Over the counter	0	27	0	27
	$0	$27	$0	$27

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	0	0	(5)

	$(5)	$0	$0	$(5)

Totals	$(5)	$19,364	$0	$19,359

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

Schedule of Investments

PIMCO Moderate Duration Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.2%
BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
3.750% due 03/10/2017		$2,328	$2,341

Total Bank Loan Obligations (Cost $2,316)			2,341

CORPORATE BONDS & NOTES 22.1%
BANKING & FINANCE 14.4%
Ally Financial, Inc.
3.439% due 02/11/2014		900	906
4.500% due 02/11/2014		6,600	6,637
4.625% due 06/26/2015		3,100	3,234
American International Group, Inc.
5.450% due 05/18/2017		5,100	5,703
6.765% due 11/15/2017	GBP	6,900	13,224
8.250% due 08/15/2018		$6,650	8,331
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	21,000
Banco Santander Brasil S.A.
2.343% due 03/18/2014		500	500
Bank of America Corp.
0.571% due 08/15/2016		900	885
7.375% due 05/15/2014		13,700	14,042
Bank of America N.A.
0.523% due 06/15/2016		28,200	27,964
Bankia S.A.
3.500% due 12/14/2015	EUR	2,400	3,403
Banque PSA Finance S.A.
2.146% due 04/04/2014		$3,400	3,399
Bear Stearns Cos. LLC
7.250% due 02/01/2018		10,630	12,734
Citigroup, Inc.
0.512% due 06/09/2016		26,300	25,889
1.694% due 01/13/2014		3,700	3,701
Dexia Credit Local S.A.
0.717% due 04/29/2014		6,400	6,410
Export-Import Bank of Korea
4.125% due 09/09/2015		100	106
5.875% due 01/14/2015		5,300	5,577
8.125% due 01/21/2014		500	502
Ford Motor Credit Co. LLC
1.338% due 08/28/2014		11,000	11,053
4.207% due 04/15/2016		1,575	1,679
7.000% due 04/15/2015		10,000	10,776
8.000% due 12/15/2016		1,100	1,303
Goldman Sachs Group, Inc.
5.000% due 10/01/2014		4,215	4,350
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		1,000	1,064
Industrial Bank of Korea
3.750% due 09/29/2016		500	531
ING Bank NV
1.642% due 06/09/2014		2,100	2,112
Intesa Sanpaolo SpA
2.638% due 02/24/2014		3,300	3,310
JPMorgan Chase & Co.
0.857% due 02/26/2016		2,645	2,657
3.400% due 06/24/2015		3,800	3,947
4.750% due 03/01/2015		5,300	5,547
Korea Development Bank
3.250% due 03/09/2016		8,000	8,349
8.000% due 01/23/2014		2,500	2,511
Korea Exchange Bank
4.875% due 01/14/2016		700	748
Merrill Lynch & Co., Inc.
8.680% due 05/02/2017		95	107
8.950% due 05/18/2017		95	109
Morgan Stanley
3.450% due 11/02/2015		18,300	19,057
5.375% due 10/15/2015		12,700	13,666
National Australia Bank Ltd.
0.966% due 04/11/2014		10,800	10,821
Regions Financial Corp.
7.750% due 11/10/2014		2,706	2,856

Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	11,900	20,359
SLM Corp.
5.050% due 11/14/2014		$1,200	1,242
6.250% due 01/25/2016		7,800	8,453
8.450% due 06/15/2018		2,000	2,337
8.780% due 09/15/2016	MXN	131,600	10,301
Springleaf Finance Corp.
6.900% due 12/15/2017		$3,900	4,282
SSIF Nevada LP
0.944% due 04/14/2014		20,100	20,136
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		11,300	11,395
Wachovia Corp.
0.614% due 10/15/2016		5,200	5,175

			354,380

INDUSTRIALS 3.6%
AbbVie, Inc.
1.200% due 11/06/2015		11,719	11,843
America Movil S.A.B. de C.V.
5.750% due 01/15/2015		75	79
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		4,785	4,811
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		26	29
DISH DBS Corp.
6.625% due 10/01/2014		1,800	1,876
General Mills, Inc.
0.537% due 01/29/2016		10,300	10,314
Gerdau Trade, Inc.
5.750% due 01/30/2021		19,950	20,449
HCA, Inc.
8.500% due 04/15/2019		4,400	4,675
Hewlett-Packard Co.
6.125% due 03/01/2014		7,396	7,459
Marks & Spencer PLC
6.250% due 12/01/2017		1,600	1,802
NBCUniversal Media LLC
2.100% due 04/01/2014		4,600	4,620
Petrobras International Finance Co.
5.875% due 03/01/2018		17,800	19,052
7.875% due 03/15/2019		400	455
RR Donnelley & Sons Co.
5.500% due 05/15/2015		1	1
SABMiller Holdings, Inc.
1.850% due 01/15/2015		2,500	2,531
UAL Pass-Through Trust
10.400% due 05/01/2018		54	61

			90,057

UTILITIES 4.1%
BP Capital Markets PLC
3.125% due 10/01/2015		6,500	6,794
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		5,000	5,500
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		12,500	12,687
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		17,000	17,027
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		10,200	10,445
Majapahit Holding BV
7.250% due 06/28/2017		8,200	9,020
Shell International Finance BV
0.311% due 11/10/2015		5,100	5,104
0.451% due 11/15/2016		4,200	4,207
Verizon Communications, Inc.
1.773% due 09/15/2016		1,800	1,856
1.993% due 09/14/2018		10,000	10,527
2.500% due 09/15/2016		800	828
3.650% due 09/14/2018		16,600	17,582

			101,577

Total Corporate Bonds & Notes (Cost $526,717)			546,014

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019		100	117

ILLINOIS 0.0%
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
2.987% due 01/01/2019	250	264

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.800% due 12/01/2039	1,000	1,170

NEW YORK 0.0%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	625
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	109

		734

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	800	876

Total Municipal Bonds & Notes (Cost $3,182)		3,161

U.S. GOVERNMENT AGENCIES 25.1%
Fannie Mae
0.225% due 07/25/2037	925	870
0.475% due 04/25/2037	750	750
0.595% due 11/25/2040	1,879	1,884
0.645% due 11/25/2040	1,470	1,473
0.715% due 06/25/2041	9,477	9,522
0.845% due 02/25/2041	462	463
0.875% due 08/28/2017 - 02/08/2018	15,200	14,848
1.250% due 01/30/2017	2,800	2,835
1.344% due 10/01/2044	57	59
1.660% due 04/01/2027	4	4
2.310% due 08/01/2022	200	189
2.335% due 10/01/2037	36	38
2.418% due 09/01/2036	21	22
2.471% due 06/01/2035	3,221	3,437
2.504% due 02/01/2035	38	41
4.000% due 03/01/2029 - 12/01/2031	9,773	10,214
4.500% due 05/01/2018 - 02/01/2044	22,256	23,659
4.724% due 01/01/2027	19	19
5.000% due 02/13/2017 - 02/01/2044	164,945	179,175
5.030% due 03/01/2034	22	23
5.228% due 11/01/2035	23	25
5.375% due 06/12/2017	500	572
5.500% due 02/01/2022 - 01/01/2044	150,145	165,245
5.783% due 06/01/2036	31	33
5.800% due 05/01/2037	41	44
5.914% due 02/01/2037	28	30
5.963% due 12/25/2042	219	245
6.000% due 09/25/2016 - 10/01/2040	6,869	7,596
6.023% due 05/01/2037	40	43
6.500% due 03/01/2017 - 06/25/2044	19,285	22,452
7.000% due 06/01/2016 - 05/01/2032	62	68
7.500% due 03/01/2015 - 07/25/2041	54	58
8.000% due 06/01/2015 - 08/01/2031	15	18
8.400% due 08/25/2019	1	1
Freddie Mac
0.317% due 07/15/2019 - 08/15/2019	1,919	1,916
0.397% due 02/15/2019	56	56
0.667% due 10/15/2040	2,489	2,489
0.750% due 01/12/2018	1,700	1,656
0.767% due 12/15/2037	933	941
0.875% due 03/07/2018	100	97
1.000% due 03/08/2017 - 09/29/2017	16,500	16,476
3.099% due 05/01/2035	60	64
4.500% due 11/01/2029 - 01/01/2044	88,032	93,481
5.000% due 10/01/2033 - 07/01/2041	514	556
5.500% due 06/01/2017 - 07/01/2038	1,690	1,859
5.980% due 05/01/2037	72	76
6.000% due 04/01/2014 - 11/01/2037	473	526
6.500% due 12/01/2021 - 07/25/2043	133	147
7.000% due 04/01/2032 - 01/01/2033	49	55
8.400% due 08/15/2021	1	1
8.500% due 04/15/2025	127	150
Ginnie Mae
0.617% due 10/16/2030	10	10
0.767% due 02/16/2030	278	282
0.817% due 02/16/2030	174	177
1.625% due 11/20/2025 - 07/20/2034	215	223
2.125% due 11/20/2034	5	5

2.500% due 11/20/2017	6	7
3.000% due 03/20/2020	3	3
3.500% due 12/20/2017	5	5
5.500% due 01/15/2017 - 11/20/2032	14,947	16,575
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	32	36
7.000% due 07/15/2031 - 12/15/2032	33	39
8.000% due 04/15/2017 - 11/15/2022	195	208
9.000% due 10/15/2017	1	1
9.500% due 08/15/2021 - 12/15/2021	6	6
Small Business Administration
4.340% due 03/01/2024	27	29
4.504% due 02/10/2014	3	3
4.727% due 02/10/2019	22,538	23,977
4.750% due 07/01/2025	7,572	8,076
5.130% due 09/01/2023	6	6
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	1,200	1,201
5.290% due 08/01/2017	2,880	2,883

Total U.S. Government Agencies (Cost $611,431)		620,276

U.S. TREASURY OBLIGATIONS 13.5%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	6,501	6,246
0.125% due 07/15/2022	2,437	2,334
0.625% due 07/15/2021	88,181	89,521
1.125% due 01/15/2021	961	1,010
1.250% due 07/15/2020	3,534	3,782
2.375% due 01/15/2025	18,585	21,367
U.S. Treasury Notes
0.250% due 11/30/2015	66,000	65,872
0.500% due 12/15/2016	4,900	4,880
0.625% due 05/31/2017 (i)	211	208
0.750% due 12/31/2017 (g)(i)	7,900	7,724
1.250% due 10/31/2018 (g)(i)	25,200	24,693
1.250% due 11/30/2018	30,700	30,027
1.500% due 08/31/2018 (g)(i)	68,900	68,521
1.500% due 12/31/2018	7,000	6,918

Total U.S. Treasury Obligations (Cost $337,099)		333,103

MORTGAGE-BACKED SECURITIES 6.5%
Adjustable Rate Mortgage Trust
4.987% due 10/25/2035	182	165
American Home Mortgage Investment Trust
1.849% due 09/25/2045	4,230	3,923
2.355% due 02/25/2045	909	902
Banc of America Funding Corp.
0.407% due 05/20/2035	6,080	5,526
2.631% due 02/20/2036	730	723
2.632% due 05/25/2035	1,104	1,121
Banc of America Mortgage Trust
2.910% due 02/25/2034	166	164
5.500% due 07/25/2035	377	375
Bear Stearns Adjustable Rate Mortgage Trust
2.363% due 02/25/2033	15	15
2.547% due 01/25/2035	114	111
2.572% due 04/25/2033	38	38
2.600% due 03/25/2035	545	550
2.793% due 03/25/2035	177	177
2.831% due 02/25/2034	119	117
2.838% due 02/25/2033	43	40
2.912% due 07/25/2034	87	86
Bear Stearns Alt-A Trust
0.705% due 08/25/2035	5,601	5,177
2.362% due 10/25/2033	43	39
2.649% due 05/25/2035	2,530	2,407
2.708% due 09/25/2035	875	769
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	100	109
Chase Mortgage Finance Trust
2.719% due 02/25/2037	666	665
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series
5.500% due 04/25/2035	85	85
Citicorp Mortgage Securities, Inc.
5.500% due 12/25/2036	4,506	4,481
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035	5,410	5,349
2.825% due 03/25/2034	95	95
2.845% due 09/25/2037 ^	46	38
Cobalt Commercial Mortgage Trust
5.223% due 08/15/2048	145	157
Countrywide Alternative Loan Trust
0.335% due 05/25/2047	1,112	952

1.071% due 12/25/2035		141	107
Countrywide Home Loan Mortgage Pass-Through Trust
0.455% due 04/25/2035		182	149
2.504% due 11/25/2034		1,134	1,051
2.526% due 02/20/2035		1,898	1,824
5.000% due 08/25/2019		48	49
5.032% due 03/25/2034		1,003	984
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		145	157
5.383% due 02/15/2040		385	416
6.032% due 02/15/2041		12,100	13,686
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		27	26
Credit Suisse Mortgage Capital Certificates
0.337% due 10/15/2021		813	809
4.033% due 04/26/2047		2,656	2,700
First Horizon Alternative Mortgage Securities
2.238% due 09/25/2035		106	93
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		596	590
Granite Master Issuer PLC
0.367% due 12/20/2054		876	867
0.445% due 12/20/2054	EUR	1,159	1,584
0.465% due 12/20/2054		2,860	3,908
0.729% due 12/20/2054	GBP	11,827	19,401
0.809% due 12/20/2054		6,261	10,284
Granite Mortgages PLC
0.604% due 01/20/2044	EUR	147	202
0.897% due 01/20/2044	GBP	134	221
0.904% due 09/20/2044		779	1,281
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	103
GSR Mortgage Loan Trust
2.671% due 09/25/2035		368	369
HarborView Mortgage Loan Trust
0.356% due 01/19/2038		7,603	6,239
IndyMac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		30	29
IndyMac Mortgage Loan Trust
0.415% due 02/25/2037		10,900	5,583
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		2,707	2,958
5.420% due 01/15/2049		315	346
5.706% due 02/12/2049		60	67
JPMorgan Mortgage Trust
2.303% due 02/25/2034		97	96
3.554% due 02/25/2035		297	299
Mall Funding PLC
1.197% due 04/22/2017	GBP	4,363	7,149
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		$214	222
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.027% due 08/15/2032		249	244
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036		961	882
0.415% due 11/25/2035		167	154
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		400	441
5.740% due 06/12/2050		150	166
Morgan Stanley Capital Trust
5.610% due 04/15/2049		137	138
5.692% due 04/15/2049		4,400	4,880
Morgan Stanley Mortgage Loan Trust
2.184% due 06/25/2036		295	274
Morgan Stanley Re-REMIC Trust
5.804% due 08/15/2045		15,000	16,421
Prime Mortgage Trust
0.565% due 02/25/2019		3	3
0.565% due 02/25/2034		165	156
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^		496	407
3.482% due 09/25/2035		2,167	1,956
Structured Adjustable Rate Mortgage Loan Trust
2.453% due 07/25/2034		376	369
Structured Asset Mortgage Investments Trust
0.416% due 07/19/2035		2,231	2,150
1.006% due 10/19/2033		51	46
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.516% due 02/25/2032		14	14
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020		820	812
5.509% due 04/15/2047		300	328
5.749% due 07/15/2045		1,379	1,514
WaMu Mortgage Pass-Through Certificates
0.455% due 10/25/2045		616	575
0.485% due 01/25/2045		180	173

1.343% due 11/25/2042		162	153
2.207% due 02/27/2034		3	3
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 11/25/2034		4,410	4,445
2.615% due 01/25/2035		3,440	3,412
2.628% due 03/25/2036		2,235	2,236
2.634% due 06/25/2035		230	235
2.654% due 03/25/2035		425	420

Total Mortgage-Backed Securities (Cost $145,461)			161,212

ASSET-BACKED SECURITIES 3.5%
ACE Securities Corp. Home Equity Loan Trust
0.655% due 08/25/2035		6,700	6,373
Babson CLO, Inc.
0.489% due 11/10/2019		1,673	1,655
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		777	780
Centex Home Equity Loan Trust
4.670% due 09/25/2034		226	237
Conseco Finance Corp.
7.550% due 04/15/2032		7	7
Fremont Home Loan Trust
0.955% due 12/25/2029		83	77
Galaxy CLO Ltd.
0.478% due 04/25/2019		4,925	4,893
GSAMP Trust
0.555% due 01/25/2036		6,000	4,532
Hillmark Funding
0.489% due 05/21/2021		6,800	6,628
HSBC Home Equity Loan Trust
0.427% due 01/20/2035		11	11
0.457% due 01/20/2034		1,322	1,316
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034		87	83
Nelnet Student Loan Trust
0.938% due 07/25/2018		52	52
Pacifica CDO Corp.
0.498% due 01/26/2020		1,711	1,700
Panhandle-Plains Higher Education Authority, Inc.
1.377% due 10/01/2035		3,029	3,077
Penta CLO S.A.
0.551% due 06/04/2024	EUR	32,826	43,501
SLM Student Loan Trust
0.318% due 04/26/2021		$82	82
0.917% due 10/16/2023		3,123	3,126
1.267% due 08/15/2023		6,723	6,763
South Carolina Student Loan Corp.
0.688% due 01/25/2021		21	21
Structured Asset Securities Corp.
0.395% due 07/25/2035		12	12
1.669% due 04/25/2035		1,831	1,754

Total Asset-Backed Securities (Cost $78,681)			86,680

SOVEREIGN ISSUES 4.5%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	200	282
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$5,000	5,450
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	11,000	3,285
Hydro-Quebec
0.438% due 03/31/2014 (d)		$5,000	3,752
Italy Buoni Poliennali Del Tesoro
2.750% due 12/01/2015	EUR	2,100	2,972
3.000% due 04/15/2015		1,900	2,680
3.000% due 11/01/2015		500	710
3.750% due 08/01/2015		3,800	5,434
3.750% due 04/15/2016		400	580
4.500% due 07/15/2015		8,400	12,139
Korea Housing Finance Corp.
4.125% due 12/15/2015		$5,000	5,283
Province of Ontario
0.950% due 05/26/2015		4,900	4,939
1.000% due 07/22/2016		100	100
1.100% due 10/25/2017		800	791
1.650% due 09/27/2019		12,000	11,521
3.150% due 06/02/2022	CAD	5,600	5,189
4.000% due 06/02/2021		2,400	2,395
4.400% due 06/02/2019		1,100	1,133
5.500% due 06/02/2018		300	321
Province of Quebec
3.500% due 12/01/2022		1,700	1,601
4.250% due 12/01/2021		15,600	15,697

4.875% due 05/05/2014		$220	224
5.125% due 11/14/2016		25	28
Republic of Korea
4.875% due 09/22/2014		900	928
Spain Government International Bond
3.150% due 01/31/2016	EUR	4,900	6,959
3.750% due 10/31/2015		9,600	13,770
4.000% due 07/30/2015		2,600	3,713

Total Sovereign Issues (Cost $114,591)			111,876

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Ally Financial, Inc.
7.000% due 01/30/2014 (d)		1,100	1,056
DG Funding Trust
0.554% due 01/30/2014 (d)		912	6,457
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		4,000	4,673

Total Preferred Securities (Cost $14,650)			12,186

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.3%
CERTIFICATES OF DEPOSIT 1.3%
Credit Suisse AG
0.651% due 12/07/2015		$8,800	8,801
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		22,600	22,350

			31,151

COMMERCIAL PAPER 0.3%
DCP Midstream LLC
1.100% due 01/29/2014		3,400	3,397
Ford Motor Credit Co.
0.900% due 09/16/2014		3,300	3,285

			6,682

REPURCHASE AGREEMENTS (e) 0.2%			3,728
ITALY TREASURY BILLS 2.9%
1.029% due 08/14/2014 - 10/14/2014 (b)	EUR	52,200	71,382

MEXICO TREASURY BILLS 1.7%
3.488% due 01/09/2014 - 06/26/2014 (b)	MXN	543,276	41,287

SPAIN TREASURY BILLS 0.8%
0.488% due 06/20/2014	EUR	14,900	20,427

U.S. TREASURY BILLS 0.1%
0.091% due 01/16/2014 - 12/11/2014 (b)(i)		$1,251	1,250

Total Short-Term Instruments (Cost $174,658)			175,907

Total Investments in Securities (Cost $2,008,786)			2,052,756

	SHARES
INVESTMENTS IN AFFILIATES 25.6%
SHORT-TERM INSTRUMENTS 25.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.6%
PIMCO Short-Term Floating NAV Portfolio	507	5
PIMCO Short-Term Floating NAV Portfolio III	63,208,845	631,393

Total Short-Term Instruments (Cost $631,769)		631,398

Total Investments in Affiliates (Cost $631,769)		631,398

Total Investments 108.8% (Cost $2,640,555)		$2,684,154
Financial Derivative Instruments (f)(h) (0.2%) (Cost or Premiums, net $(1,971))		(4,525)
Other Assets and Liabilities, net (8.6%)		(213,488)

Net Assets 100.0%		$2,466,141

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$3,728	Freddie Mac 2.100% due 10/17/2022	$(3,803)	$3,728	$3,728

Total Repurchase Agreements						$(3,803)	$3,728	$3,728

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended December 31, 2013 was $15,767 at a weighted average interest rate of (0.175%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	6.000%	01/01/2044	$2,900	$(3,209)	$(3,217)

Total Short Sales				$(3,209)	$(3,217)

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	207	$(73)	$(103)

Total Written Options				$(73)	$(103)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	5,718	$920	$0	$(286)
90-Day Eurodollar December Futures	Long	12/2016	62	(13)	0	(5)
90-Day Eurodollar June Futures	Long	06/2016	675	842	0	(34)
90-Day Eurodollar June Futures	Long	06/2017	18	16	0	(1)
90-Day Eurodollar March Futures	Long	03/2016	709	679	0	(35)
90-Day Eurodollar March Futures	Long	03/2017	41	43	0	(3)
90-Day Eurodollar September Futures	Long	09/2015	4,918	3,641	0	(246)
90-Day Eurodollar September Futures	Long	09/2016	67	(6)	0	(4)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	1,138	(1,823)	0	(107)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	69	(155)	0	(12)

Total Futures Contracts				$4,144	$0	$(733)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
iTraxx Europe 20 Index	1.000%	12/20/2018	EUR 12,800	$257	$241	$0	$(0)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$200	$(3)	$(2)	$0	$(0)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	210,400	1,393	82	0	(55)
Pay	3-Month USD-LIBOR	1.500%	12/16/2016	1,400	(1)	(3)	0	(1)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	133,900	654	441	0	(89)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	50,000	3,970	1,152	638	0

					$6,013	$1,670	$638	$(145)

Total Swap Agreements					$6,270	$1,911	$638	$(145)

(g)	Securities with an aggregate market value of $8,346 and cash of $3,752 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	17,849		$24,159	$0	$(396)
BPS	02/2014	JPY	369,900		3,591	78	0
	02/2014	MXN	297		23	0	0
	03/2014	EUR	25,545		33,667	0	(1,474)
	03/2014	MXN	82,288		6,304	43	0
	04/2014		12,177		933	7	0
	05/2014		27,701		2,116	16	0
	06/2014		106,154		8,077	55	0
	08/2014	EUR	200		253	0	(22)
BRC	01/2014		$71,544	GBP	43,946	1,228	0
	02/2014	GBP	43,946		$71,528	0	(1,229)
CBK	01/2014		$26,449	EUR	19,212	0	(19)
	02/2014	EUR	50,783		$69,776	19	(104)
	03/2014	CAD	28,001		26,383	73	0
	04/2014	EUR	500		634	0	(54)
DUB	01/2014		1,252		1,722	0	0
	02/2014	JPY	1,215,000		11,708	169	0
FBF	01/2014	GBP	43,946		71,168	0	(1,604)
	01/2014	JPY	178,338		1,700	7	0
	04/2014	EUR	13,500		18,231	0	(340)
	06/2014		800		1,014	0	(86)
HUS	01/2014		111		152	0	(1)
	02/2014	JPY	466,587		4,699	267	0
JPM	01/2014	MXN	151,588		11,750	145	0
	02/2014	EUR	19,353		26,457	0	(167)
	06/2014	MXN	66,354		5,049	36	0
MSC	01/2014	BRL	7,494		3,178	1	0
	01/2014	MXN	91,091		6,975	2	(1)
	01/2014		$3,208	BRL	7,494	0	(32)
	02/2014	BRL	7,494		$3,183	32	0
	03/2014	MXN	120,714		9,138	0	(61)
RYL	03/2014	EUR	12,743		17,039	0	(492)
UAG	04/2014		17,900		24,207	0	(418)

Total Forward Foreign Currency Contracts						$2,178	$(6,500)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR 13,900	$(26)	$(21)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014	13,900	(31)	(5)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	3,400	(7)	(5)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014	3,400	(7)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	3,400	(6)	(5)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014	3,400	(7)	(1)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	$21,900	(28)	(40)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014	250,000	(363)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014	250,000	(1,125)	(354)

							$(1,600)	$(434)

Total Written Options							$(1,600)	$(434)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.296%	EUR	4,900	$(69)	$63	$0	$(6)
BRC	Brazil Government International Bond	1.000%	09/20/2015	0.895%		$25,000	(310)	364	54	0
	China Government International Bond	1.000%	12/20/2016	0.391%		13,800	270	(16)	254	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%		3,300	(55)	39	0	(16)
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.895%		1,000	(16)	18	2	0
	MetLife, Inc.	1.000%	12/20/2014	0.135%		5,800	(148)	200	52	0
DUB	China Government International Bond	1.000%	12/20/2016	0.391%		14,400	283	(18)	265	0
FBF	Brazil Government International Bond	1.000%	06/20/2015	0.776%		3,400	(39)	52	13	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2014	0.298%		10,000	(210)	282	72	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.072%		1,200	(28)	26	0	(2)
	JPMorgan Chase & Co.	1.000%	06/20/2014	0.205%		11,900	106	(57)	49	0
	MetLife, Inc.	1.000%	12/20/2014	0.135%		1,200	(18)	29	11	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.895%		1,200	(12)	15	3	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%		1,300	(22)	16	0	(6)
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.895%		200	(2)	2	0	0
RYL	Indonesia Government International Bond	1.000%	03/20/2016	1.072%		1,200	(27)	25	0	(2)
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.895%		500	(5)	6	1	0
	China Government International Bond	1.000%	03/20/2015	0.168%		4,800	68	(18)	50	0

							$(234)	$1,028	$826	$(32)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$3	$3	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	579	0	10	10	0

					$0	$13	$13	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	3,000	$0	$(34)	$0	$(34)
BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	10,500	(6)	7	1	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		13,200	(8)	6	0	(2)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		10,200	(2)	8	6	0
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	2,000	7	(58)	0	(51)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(11)	0	(11)
GLM	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(11)	0	(11)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	23,900	(15)	10	0	(5)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		33,600	(6)	26	20	0
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		31,400	(20)	22	2	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		11,100	(1)	7	6	0
JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		10,600	(4)	2	0	(2)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		5,300	0	3	3	0
MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	1,000	3	(29)	0	(26)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	15,900	(9)	6	0	(3)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		29,400	(6)	23	17	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	5,200	3	(146)	0	(143)

							$(64)	$(169)	$55	$(288)

Total Swap Agreements							$(298)	$872	$894	$(320)

(i)	Securities with an aggregate market value of $4,959 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,341	$0	$2,341
Corporate Bonds & Notes
Banking & Finance	0	354,273	107	354,380
Industrials	0	89,967	90	90,057
Utilities	0	101,577	0	101,577
Municipal Bonds & Notes
California	0	117	0	117
Illinois	0	264	0	264
Louisiana	0	1,170	0	1,170
New York	0	734	0	734
Wisconsin	0	876	0	876
U.S. Government Agencies	0	620,276	0	620,276
U.S. Treasury Obligations	0	333,103	0	333,103
Mortgage-Backed Securities	0	161,212	0	161,212
Asset-Backed Securities	0	86,680	0	86,680
Sovereign Issues	0	111,876	0	111,876
Preferred Securities
Banking & Finance	0	5,729	6,457	12,186
Short-Term Instruments
Certificates of Deposit	0	31,151	0	31,151
Commercial Paper	0	6,682	0	6,682
Repurchase Agreements	0	3,728	0	3,728
Italy Treasury Bills	0	71,382	0	71,382
Mexico Treasury Bills	0	41,287	0	41,287
Spain Treasury Bills	0	20,427	0	20,427
U.S. Treasury Bills	0	1,250	0	1,250
	$0	$2,046,102	$6,654	$2,052,756

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$631,398	$0	$0	$631,398

Total Investments	$631,398	$2,046,102	$6,654	$2,684,154
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,217)	$0	$(3,217)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	638	0	638
Over the counter	0	3,072	0	3,072
	$0	$3,710	$0	$3,710

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(836)	(145)	0	(981)
Over the counter	0	(7,254)	0	(7,254)
	$(836)	$(7,399)	$0	$(8,235)

Totals	$630,562	$2,039,196	$6,654	$2,676,412

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$109	$0	$0	$0	$0	$(2)	$0	$0	$107	$(2)
Industrials	117	0	(22)	(1)	(1)	(3)	0	0	90	(1)
Preferred Securities
Banking & Finance	6,626	0	0	0	0	(169)	0	0	6,457	(169)

Totals	$6,852	$0	$(22)	$(1)	$(1)	$(174)	$0	$0	$6,654	$(172)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$107	Benchmark Pricing	Base Price	113.00
Industrials	90	Third Party Vendor	Broker Quote	113.50 -114.37
Preferred Securities
Banking & Finance	6,457	Benchmark Pricing	Base Price	$7,081.90

Total	$6,654

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1%
SHORT-TERM INSTRUMENTS 100.1%
GOVERNMENT AGENCY DEBT 1.2%
Freddie Mac
1.000% due 08/27/2014	$9,600	$9,649

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 16.2%		124,533

TREASURY DEBT 14.3%
U.S. Treasury Bills
0.132% due 09/18/2014	2,000	1,998
U.S. Treasury Notes
0.250% due 11/30/2014	93,000	93,181
0.375% due 11/15/2014	14,400	14,413

		109,592

TREASURY REPURCHASE AGREEMENTS (a) 68.4%		525,400

Total Short-Term Instruments (Cost $769,174)		769,174

Total Investments in Securities (Cost $769,174)		769,174

Total Investments 100.1% (Cost $769,174)		$769,174
Other Assets and Liabilities, net (0.1%)		(596)

Net Assets 100.0%		$768,578

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
BPG	0.030%	12/31/2013	01/02/2014	80,000	Freddie Mac 4.000% due 01/01/2044	(82,832)	80,000	80,000
GRE	0.020%	12/31/2013	01/02/2014	25,000	Freddie Mac 0.750% due 01/12/2018	(25,509)	25,000	25,000
JPS	0.050%	12/31/2013	01/02/2014	15,100	Freddie Mac 2.255% due 12/05/2022	(15,503)	15,100	15,100
SSB	0.000%	12/31/2013	01/02/2014	4,433	Freddie Mac 2.080% due 10/17/2022	(4,522)	4,433	4,433
Treasury Repurchase Agreements
BCY	0.010%	12/31/2013	01/02/2014	$76,000	U.S. Treasury Notes 0.250% due 12/31/2015	$(77,518)	$76,000	$76,000
BOM	0.020%	12/31/2013	01/02/2014	76,200	U.S. Treasury Notes 0.250% - 1.000% due 09/30/2014 - 08/31/2017	(77,736)	76,200	76,200
BOS	0.010%	12/31/2013	01/02/2014	7,000	U.S. Treasury Notes 0.500% due 07/31/2017	(7,152)	7,000	7,000
MBC	0.020%	12/31/2013	01/02/2014	91,500	U.S. Treasury Notes 0.250% due 10/31/2015	(93,394)	91,500	91,500
MSC	0.020%	12/31/2013	01/02/2014	7,600	U.S. Treasury Notes 2.125% due 08/31/2020	(7,750)	7,600	7,600
NXN	0.010%	12/31/2013	01/02/2014	76,200	U.S. Treasury Notes 2.625% due 07/31/2014	(77,739)	76,200	76,200
RDR	0.010%	12/31/2013	01/02/2014	91,500	U.S. Treasury Notes 1.375% due 06/30/2018	(93,353)	91,500	91,500
SAL	0.010%	12/31/2013	01/02/2014	38,100	U.S. Treasury Notes 1.000% due 06/30/2019	(38,840)	38,100	38,100
TDM	0.020%	12/31/2013	01/02/2014	61,300	U.S. Treasury Notes 0.875% due 02/28/2017	(62,601)	61,300	61,300

Total Repurchase Agreements						$(664,449)	$649,933	$649,933

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Short-Term Instruments
Government Agency Debt	$0	$9,649	$0	$9,649
Government Agency Repurchase Agreements	0	124,533	0	124,533
Treasury Debt	0	109,592	0	109,592
Treasury Repurchase Agreements	0	525,400	0	525,400

Total Investments	$0	$769,174	$0	$769,174

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 152.9%
U.S. GOVERNMENT AGENCIES 137.4%
Fannie Mae
0.000% due 07/25/2022 (b)	$18	$18
0.226% due 12/25/2036	3,157	3,081
0.285% due 03/25/2034	737	732
0.315% due 08/25/2034	34	34
0.405% due 06/25/2033	50	49
0.425% due 06/25/2032	227	229
0.465% due 03/25/2018	184	185
0.505% due 11/25/2032	119	109
0.565% due 04/18/2028	3	3
0.615% due 05/25/2023	386	386
0.665% due 03/25/2017 - 03/25/2032	468	470
0.815% due 02/25/2024	272	274
1.163% due 05/01/2033	294	308
1.165% due 04/25/2023 - 04/25/2032	229	234
1.344% due 08/01/2042 - 10/01/2044	2,333	2,393
1.550% due 02/01/2036	321	326
1.712% due 08/01/2027	474	506
1.752% due 03/01/2032	77	82
1.898% due 01/01/2035	423	448
1.910% due 03/01/2035	13	13
1.915% due 02/01/2035	73	78
1.916% due 01/01/2035	217	230
1.925% due 05/01/2035	577	611
1.926% due 01/01/2035	135	144
2.000% due 01/01/2029	4,000	3,853
2.020% due 11/01/2035	113	119
2.040% due 11/01/2034	32	33
2.050% due 09/01/2034	472	495
2.094% due 04/01/2035	249	260
2.098% due 12/01/2034	12	12
2.137% due 10/01/2035	24	26
2.193% due 12/01/2034	38	41
2.219% due 12/01/2034	466	489
2.222% due 10/01/2035	79	84
2.226% due 02/01/2035	143	151
2.233% due 03/01/2035	54	57
2.248% due 01/01/2035	64	68
2.249% due 04/01/2033	144	153
2.250% due 03/01/2027	78	81
2.260% due 10/01/2028	10	11
2.275% due 12/01/2035	399	418
2.344% due 06/01/2030	12	12
2.355% due 03/01/2023	2,704	2,540
2.369% due 05/25/2035	260	268
2.371% due 03/01/2035	31	33
2.374% due 09/01/2035	323	346
2.396% due 01/25/2022 (a)	7,317	939
2.425% due 07/01/2035	131	139
2.441% due 08/01/2036	1,018	1,083
2.467% due 02/01/2035	41	44
2.500% due 02/01/2028 - 01/01/2044	21,323	20,951
2.502% due 02/01/2035	82	88
2.523% due 02/01/2035 - 07/01/2035	330	350
2.540% due 07/01/2035	111	119
2.609% due 02/01/2035	64	68
2.630% due 10/01/2032	245	250
2.773% due 05/01/2023	9	9
3.000% due 01/01/2029 - 02/01/2044	18,436	17,692
3.330% due 07/01/2022	732	745
3.500% due 01/01/2029 - 02/01/2044	11,223	11,364
3.600% due 08/01/2023	454	460
3.765% due 12/01/2025	1,500	1,500
4.000% due 08/01/2018 - 08/01/2043	34,746	36,167
4.500% due 08/01/2020 - 01/01/2044	27,467	29,204
5.000% due 01/01/2019 - 02/01/2044	14,239	15,366
5.075% due 11/01/2018	1	1
5.208% due 11/01/2035	88	92
5.367% due 11/01/2035	159	171
5.500% due 08/01/2024 - 05/01/2041	5,875	6,480
5.753% due 01/25/2043	1,323	1,013
5.990% due 08/01/2017	1,072	1,153
6.000% due 07/01/2017 - 11/01/2040	11,374	12,641
6.500% due 06/01/2021 - 01/01/2044	3,689	4,120
7.000% due 09/25/2023	27	30

7.500% due 09/01/2034	1	2
7.750% due 08/25/2022	19	22
8.200% due 04/25/2025	1	1
Federal Housing Administration
7.430% due 06/01/2019	54	52
Freddie Mac
0.317% due 08/15/2019	487	487
0.517% due 08/15/2043	836	836
0.567% due 06/15/2032 - 12/15/2032	198	199
0.617% due 12/15/2031	159	160
0.667% due 09/15/2030	19	19
0.842% due 01/25/2023 (a)	23,559	1,360
1.053% due 11/25/2022 (a)	10,675	764
1.067% due 02/15/2021	314	313
1.250% due 10/02/2019	3,100	2,939
1.259% due 04/25/2021 (a)	6,913	506
1.342% due 02/25/2045	400	405
1.380% due 11/25/2019 (a)	36,732	2,514
1.394% due 11/25/2019 (a)	3,983	263
2.206% due 02/01/2018	24	25
2.355% due 02/01/2028	80	83
2.368% due 01/01/2034	31	33
2.375% due 07/01/2030 - 04/01/2035	140	149
2.377% due 04/01/2035	145	154
2.383% due 02/01/2035	16	17
2.403% due 09/01/2035	1,588	1,682
2.454% due 09/01/2035	393	417
2.473% due 02/01/2035	15	16
2.476% due 10/01/2036	519	555
2.500% due 03/01/2035	49	51
2.527% due 05/01/2035	61	65
2.548% due 05/01/2032	20	20
2.602% due 01/01/2035	87	93
2.612% due 06/01/2035	55	59
2.615% due 03/01/2034	663	705
2.625% due 08/01/2036	60	64
2.667% due 01/01/2035	1,302	1,394
2.760% due 02/01/2035	40	43
2.775% due 03/01/2035	28	30
2.902% due 08/01/2025	2	3
2.989% due 11/01/2028	3	3
3.000% due 08/01/2042 - 01/01/2044	9,522	9,014
3.500% due 12/15/2022	1	1
4.000% due 07/01/2043 - 01/01/2044	14,386	14,776
4.500% due 03/15/2021 - 06/01/2041	17,227	18,286
5.000% due 10/01/2029 - 01/01/2044	13,117	14,184
5.500% due 12/01/2017 - 06/01/2040	10,534	11,516
6.000% due 11/01/2027 - 01/01/2044	4,740	5,241
6.500% due 12/15/2023 - 05/15/2028	482	543
8.000% due 06/15/2026	9	11
Ginnie Mae
0.367% due 02/16/2032 - 07/16/2032	112	113
0.417% due 08/16/2032	492	494
0.717% due 04/16/2032	161	163
0.889% due 09/20/2063	1,106	1,117
1.169% due 04/20/2063 - 08/20/2063	4,837	4,929
1.469% due 09/20/2063	997	1,020
1.625% due 06/20/2017 - 03/20/2027	21	22
2.000% due 02/20/2017 - 03/20/2043	201	182
2.500% due 12/20/2021	5	5
3.000% due 01/01/2044	10,000	9,665
3.500% due 02/20/2018 - 01/01/2044	23,393	23,617
4.000% due 03/20/2016 - 01/01/2044	9,094	9,461
4.500% due 01/15/2035 - 07/15/2041	17,755	19,034
5.000% due 04/15/2035 - 01/01/2044	19,493	21,226
5.500% due 09/15/2033 - 12/15/2039	7,462	8,213
6.000% due 02/15/2032 - 04/15/2036	1,381	1,545
6.500% due 07/15/2024 - 08/15/2038	988	1,105
7.500% due 08/15/2027	1	1

Total U.S. Government Agencies (Cost $373,929)		374,719

U.S. TREASURY OBLIGATIONS 8.9%
U.S. Treasury Notes
0.625% due 11/15/2016	2,400	2,392
1.375% due 09/30/2018	19,000	18,759
1.500% due 12/31/2018	3,000	2,965

Total U.S. Treasury Obligations (Cost $24,426)		24,116

MORTGAGE-BACKED SECURITIES 4.4%
American Home Mortgage Investment Trust
0.405% due 05/25/2047 ^	17	0
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	130	141

Banc of America Funding Corp.
0.457% due 05/20/2035	139	93
3.694% due 01/20/2047 ^	761	614
Bear Stearns Alt-A Trust
4.387% due 11/25/2036 ^	1,496	1,147
CBA Commercial Small Balance Commercial Mortgage
0.445% due 12/25/2036	292	225
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.445% due 01/25/2035	73	66
Citigroup Mortgage Loan Trust, Inc.
0.965% due 08/25/2035	1,133	900
Countrywide Alternative Loan Trust
0.367% due 07/20/2046 ^	159	96
0.375% due 05/25/2035	765	646
0.395% due 08/25/2046	44	5
0.415% due 09/25/2046 ^	432	94
0.415% due 10/25/2046 ^	152	58
0.425% due 07/25/2046 ^	364	97
0.435% due 05/25/2036 ^	78	28
0.447% due 09/20/2046	368	96
0.505% due 10/25/2046 ^	349	13
0.535% due 11/25/2035 ^	29	5
0.585% due 12/25/2035	96	53
Countrywide Home Loan Mortgage Pass-Through Trust
0.455% due 02/25/2035	20	15
0.455% due 04/25/2035	422	346
0.465% due 04/25/2046 ^	105	42
0.505% due 03/25/2036	114	62
0.515% due 02/25/2036 ^	72	21
1.085% due 09/25/2034	384	235
2.645% due 04/25/2035	952	840
Credit Suisse First Boston Mortgage Securities Corp.
2.548% due 09/25/2034	543	548
Greenpoint Mortgage Funding Trust
0.365% due 10/25/2046	386	237
0.365% due 12/25/2046 ^	369	176
0.435% due 04/25/2036 ^	63	21
0.485% due 09/25/2046 ^	392	161
0.505% due 10/25/2046	383	153
GSR Mortgage Loan Trust
0.425% due 08/25/2046	319	91
HarborView Mortgage Loan Trust
0.416% due 09/19/2046 ^	52	8
HomeBanc Mortgage Trust
0.345% due 12/25/2036	307	263
IndyMac Mortgage Loan Trust
0.365% due 11/25/2046	346	196
0.415% due 02/25/2037	450	230
LB Commercial Mortgage Trust
5.517% due 07/15/2044	100	111
Lehman XS Trust
0.395% due 06/25/2046 ^	7	0
0.485% due 11/25/2046 ^	388	103
MASTR Adjustable Rate Mortgages Trust
0.465% due 05/25/2047 ^	400	186
0.505% due 05/25/2047 ^	400	114
MASTR Alternative Loan Trust
0.565% due 03/25/2036	1,321	301
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.867% due 11/15/2031	167	165
Morgan Stanley Dean Witter Capital, Inc. Trust
5.500% due 04/25/2017	1	1
Residential Accredit Loans, Inc. Trust
0.365% due 12/25/2046 ^	364	155
0.395% due 05/25/2037 ^	141	22
0.435% due 05/25/2046 ^	339	119
3.201% due 08/25/2035 ^	233	140
Sequoia Mortgage Trust
0.866% due 10/19/2026	130	129
0.927% due 10/20/2027	25	24
Structured Asset Mortgage Investments Trust
0.826% due 09/19/2032	63	61
Thornburg Mortgage Securities Trust
6.086% due 09/25/2037	175	172
UBS-Barclays Commercial Mortgage Trust
1.364% due 04/10/2046 (a)	3,476	297
WaMu Commercial Mortgage Securities Trust
5.787% due 03/23/2045	1,112	1,139
WaMu Mortgage Pass-Through Certificates
0.385% due 07/25/2046 ^	32	2
0.688% due 07/25/2044	266	230
0.865% due 12/25/2045	352	60
Washington Mutual MSC Mortgage Pass-Through Certificates
0.415% due 07/25/2046	78	14
0.909% due 04/25/2047 ^	201	44

Wells Fargo Commercial Mortgage Trust
2.136% due 10/15/2045 (a)	3,443	405

Total Mortgage-Backed Securities (Cost $13,749)		12,016

ASSET-BACKED SECURITIES 1.2%
Amortizing Residential Collateral Trust
0.745% due 07/25/2032	25	23
0.865% due 10/25/2031	17	15
Amresco Residential Securities Mortgage Loan Trust
0.660% due 06/25/2028	182	169
0.720% due 06/25/2027	124	121
0.720% due 09/25/2027	238	226
0.795% due 09/25/2028	468	431
Centex Home Equity Loan Trust
0.465% due 01/25/2032	23	22
CIT Group Home Equity Loan Trust
0.705% due 06/25/2033	90	83
Conseco Finance Home Equity Loan Trust
1.667% due 05/15/2032	628	615
Countrywide Asset-Backed Certificates
0.845% due 06/25/2033	192	187
EMC Mortgage Loan Trust
0.915% due 08/25/2040	119	106
GSAA Home Equity Trust
0.465% due 03/25/2037	456	273
Home Equity Asset Trust
0.765% due 11/25/2032	3	2
Morgan Stanley Mortgage Loan Trust
0.525% due 04/25/2037	1,005	565
Renaissance Home Equity Loan Trust
0.925% due 12/25/2032	54	42
Salomon Brothers Mortgage Securities, Inc.
1.140% due 10/25/2028	243	237
Specialty Underwriting & Residential Finance Trust
0.845% due 01/25/2034	35	30
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.745% due 01/25/2033	22	20
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	119	124

Total Asset-Backed Securities (Cost $2,998)		3,291

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (c) 0.9%		2,390

U.S. TREASURY BILLS 0.1%
0.122% due 11/13/2014 (d)	310	310

Total Short-Term Instruments (Cost $2,700)		2,700

Total Investments in Securities (Cost $417,802)		416,842

	SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio	12,960	129
PIMCO Short-Term Floating NAV Portfolio III	151,939	1,518

Total Short-Term Instruments (Cost $1,649)		1,647

Total Investments in Affiliates (Cost $1,649)		1,647

Total Investments 153.5% (Cost $419,451)		$418,489
Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $(168))		29
Other Assets and Liabilities, net (53.5%)		(145,879)

Net Assets 100.0%		$272,639

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$2,390	Freddie Mac 2.000% due 01/30/2023	$(2,441)	$2,390	$2,390

Total Repurchase Agreements						$(2,441)	$2,390	$2,390

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2013 was $3,729 at a weighted average interest rate of (0.188)%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
Fannie Mae	4.000%	01/01/2044	$8,000	$(8,264)	$(8,238)
Fannie Mae	4.000%	02/01/2044	5,000	(5,147)	(5,133)
Fannie Mae	4.500%	01/01/2044	41,500	(44,211)	(43,985)
Fannie Mae	5.500%	01/01/2044	2,000	(2,187)	(2,200)
Fannie Mae	6.000%	01/01/2044	2,000	(2,209)	(2,219)
Freddie Mac	4.500%	01/01/2044	1,000	(1,062)	(1,058)
Ginnie Mae	2.500%	01/01/2044	4,000	(3,692)	(3,673)
Ginnie Mae	4.500%	01/01/2044	2,000	(2,144)	(2,139)
Ginnie Mae	5.000%	02/01/2044	12,000	(13,024)	(13,008)
U.S. Treasury Notes	1.250%	10/31/2018	1,000	(980)	(982)

Total Short Sales				$(82,920)	$(82,635)

(2)	Market value includes $2 of interest payable on short sales.

(d)	Securities with an aggregate market value of $310 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(e)	Financial Derivative Instruments: Over the Counter

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC Fannie Mae 3.500% due 01/01/2044	$102.063	01/06/2014	$7,000	$(20)	$0
JPM	Call - OTC Fannie Mae 3.500% due 01/01/2044	102.109	01/06/2014	8,000	(23)	0
RYM	Put - OTC Fannie Mae 3.500% due 01/01/2044	98.066	01/06/2014	15,000	(54)	(2)
	Put - OTC Fannie Mae 3.500% due 01/01/2044	98.891	01/06/2014	14,000	(71)	(16)

					$(168)	$(18)

Total Written Options					$(168)	$(18)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	$500	$0	$47	$47	$0

Total Swap Agreements					$0	$47	$47	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
U.S. Government Agencies	$0	$374,667	$52	$374,719
U.S. Treasury Obligations	0	24,116	0	24,116
Mortgage-Backed Securities	0	12,016	0	12,016
Asset-Backed Securities	0	3,291	0	3,291
Short-Term Instruments
Repurchase Agreements	0	2,390	0	2,390
U.S. Treasury Bills	0	310	0	310
	$0	$416,790	$52	$416,842

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,647	$0	$0	$1,647

Total Investments	$1,647	$416,790	$52	$418,489

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(81,653)	0	(81,653)
U.S. Treasury Obligations	0	(982)	0	(982)
	$0	$(82,635)	$0	$(82,635)

Financial Derivative Instruments - Assets

Over the counter	$0	$47	$0	$47

Financial Derivative Instruments - Liabilities

Over the counter	$0	$(18)	$0	$(18)

Totals	$1,647	$334,184	$52	$335,883

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
U.S. Government Agencies	$61	$69	$(78)	$(1)	$(1)	$2	$0	$0	$52	$0
Mortgage-Backed Securities	24,916	2,541	(26,729)	27	(2,328)	1,573	0	0	0	0

Totals	$24,977	$2,610	$(26,807)	$26	$(2,329)	$1,575	$0	$0	$52	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$52	Benchmark Pricing	Base Price	97.77

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

Schedule of Investments PIMCO Mortgage Opportunities Fund December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.1%
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
SLM Student Loan Trust
4.400% due 07/25/2039	EUR	880	$1,105

Total Corporate Bonds & Notes (Cost $1,072)			1,105

U.S. GOVERNMENT AGENCIES 61.6%
Fannie Mae
0.000% due 01/01/2033 - 07/25/2043 (b)		$5,011	3,710
0.765% due 02/25/2024		24	24
0.993% due 09/25/2022 (a)		34,547	2,147
1.000% due 01/25/2018 (a)		578,939	696
2.000% due 12/25/2042		74	36
2.355% due 03/01/2023		2,704	2,540
2.500% due 06/25/2022 - 04/25/2042		5,585	5,484
2.500% due 12/25/2027 - 02/25/2028 (a)		15,982	1,791
2.980% due 07/01/2022		10,150	10,020
3.000% due 01/25/2042 - 03/25/2043 (a)		45,439	8,117
3.000% due 11/01/2042 - 01/01/2044		12,947	12,231
3.131% due 08/25/2043		101	107
3.314% due 05/25/2042		87	92
3.330% due 07/01/2022		1,894	1,928
3.500% due 01/25/2041 - 02/01/2044		69,774	68,443
3.500% due 07/25/2042 - 02/25/2043 (a)		10,871	2,014
3.510% due 08/01/2023		6,516	6,456
3.600% due 08/01/2023		454	460
3.690% due 08/01/2023		3,812	3,888
3.750% due 05/25/2033		69	73
3.765% due 12/01/2025		4,500	4,500
4.000% due 02/25/2024 (a)		440	28
4.000% due 11/01/2040 - 01/01/2044		105,949	108,893
4.500% due 04/01/2031 - 01/01/2044		39,070	41,598
5.000% due 04/25/2033 - 01/01/2044		45,731	49,822
5.500% due 02/01/2029 - 01/25/2032 (a)		934	180
5.500% due 01/25/2034 - 06/25/2036		3,846	4,208
5.935% due 06/25/2037 (a)		2,257	334
5.985% due 05/25/2042 (a)		889	169
6.000% due 02/01/2033 (a)		742	146
6.000% due 02/25/2034 - 11/01/2040		2,954	3,283
6.035% due 03/25/2042 (a)		465	91
6.085% due 03/25/2024 (a)		285	21
6.300% due 06/25/2031		1,335	1,468
6.485% due 08/25/2018 (a)		24,671	5,216
6.500% due 03/01/2017		256	271
6.505% due 01/25/2018 (a)		83,350	10,303
6.535% due 08/25/2040 (a)		5,732	906
6.585% due 09/25/2039 (a)		603	93
6.635% due 11/25/2036 (a)		4,603	753
6.770% due 04/25/2042		151	133
7.000% due 12/25/2023 - 03/25/2049		109	125
7.149% due 05/25/2042		96	85
7.247% due 08/25/2033		1,039	1,025
8.935% due 07/25/2033		1,942	2,314
9.370% due 10/25/2041		3,208	3,103
9.470% due 11/25/2041		8,424	8,257
11.293% due 08/25/2043		5,212	5,025
12.331% due 03/25/2040		456	537
15.342% due 05/25/2043		3,384	3,589
17.422% due 09/25/2024		52	68
19.334% due 09/25/2023		13	18
24.862% due 12/25/2036		613	1,046
Freddie Mac
0.000% due 09/15/2032 - 07/15/2042 (b)		3,786	3,411
0.903% due 09/25/2022 (a)		47,751	2,858
1.250% due 10/02/2019 (e)		16,400	15,549
1.297% due 08/25/2019 (a)		155,145	9,658
1.380% due 11/25/2019 (a)		105,363	7,210
2.500% due 09/15/2027 - 01/15/2043 (a)		49,255	6,557
3.000% due 04/15/2027 - 12/15/2032 (a)		4,315	536
3.000% due 06/15/2036		173	177
3.500% due 03/15/2035 - 10/15/2042		3,921	3,693
4.000% due 04/15/2019 - 08/01/2043		16,425	16,634
4.500% due 04/01/2019 - 12/01/2041		10,570	11,233
5.000% due 05/15/2019 - 12/01/2039		4,121	4,480

5.500% due 02/15/2033 - 05/15/2041		5,480	5,985
5.833% due 06/15/2018 - 10/15/2036 (a)		3,864	494
6.000% due 07/15/2035		331	392
6.433% due 01/15/2041 (a)		2,590	411
6.483% due 02/15/2032 - 03/15/2035 (a)		7,524	1,191
6.500% due 09/01/2039		195	218
6.533% due 10/15/2034 - 09/15/2035 (a)		7,788	1,078
6.583% due 03/15/2037 (a)		3,714	524
6.587% due 12/15/2023 (a)		1,502	242
7.000% due 03/01/2039		203	224
7.583% due 12/15/2042		651	597
7.833% due 06/15/2031 (a)		704	130
7.860% due 05/15/2024 (a)		873	142
7.977% due 09/17/2032		89	100
9.370% due 09/15/2041		4,326	4,211
9.467% due 10/15/2040		1,036	1,023
9.567% due 01/15/2041		689	679
11.892% due 05/15/2033		76	91
12.667% due 05/15/2033		18	19
13.960% due 02/15/2041		1,723	1,823
15.271% due 04/15/2043		4,946	5,223
15.531% due 10/15/2033		1,239	1,560
16.085% due 11/15/2034		26	33
17.722% due 05/15/2035		671	890
18.833% due 10/15/2023		141	202
Ginnie Mae
0.000% due 03/16/2033 - 05/20/2041 (b)		11,897	9,094
0.499% due 10/20/2060		2,572	2,550
0.619% due 11/20/2060		1,975	1,942
0.669% due 03/20/2061		1,049	1,048
0.671% due 12/16/2043 (a)		33,400	208
0.689% due 08/20/2062		2,010	2,009
0.889% due 09/20/2063		16,578	16,752
1.082% due 05/16/2050 (a)		32,357	1,411
1.287% due 08/16/2048 (a)		25,700	1,834
1.510% due 12/16/2043 (a)		847	47
1.578% due 04/16/2053 (a)		15,741	1,160
1.898% due 05/16/2053 (a)		2,118	156
2.074% due 12/20/2042		61	50
2.500% due 07/20/2042 - 01/01/2044		1,001	919
3.000% due 10/20/2042 (a)		9,976	1,545
3.000% due 01/01/2044		1,000	966
4.000% due 09/20/2038 - 08/20/2042		10,350	10,769
4.250% due 10/20/2038		1,040	1,095
4.500% due 02/15/2039 - 01/20/2042		14,353	15,396
4.500% due 12/16/2041 - 03/16/2043 (a)		6,355	1,312
5.000% due 08/20/2034 - 07/20/2040		794	873
5.000% due 09/20/2038 (a)		2,355	473
5.500% due 02/20/2034 - 04/20/2040		49	54
5.500% due 11/16/2037 (a)		347	44
5.933% due 11/16/2034 (a)		1,999	307
6.000% due 02/15/2033 - 09/20/2041		4,861	5,453
6.083% due 02/20/2042 (a)		2,549	476
6.413% due 10/20/2033 (a)		2,900	545
6.500% due 08/15/2032 - 03/15/2035		2,464	2,820
7.500% due 11/15/2030		41	47
8.000% due 05/17/2034		304	326
9.266% due 12/20/2040		4,000	4,284
11.555% due 09/20/2043		1,046	1,051

Total U.S. Government Agencies (Cost $591,121)			584,359

U.S. TREASURY OBLIGATIONS 17.1%
U.S. Treasury Notes
0.625% due 11/15/2016 (e)		7,000	6,979
1.250% due 11/30/2018 (e)		40,000	39,123
1.500% due 12/31/2018 (e)		24,000	23,718
1.750% due 10/31/2020 (e)		11,456	10,978
2.000% due 09/30/2020 (e)		600	586
2.000% due 11/30/2020 (e)		3,400	3,306
2.125% due 08/31/2020 (e)		5,340	5,266
2.750% due 11/15/2023 (e)		73,600	71,881

Total U.S. Treasury Obligations (Cost $164,714)			161,837

MORTGAGE-BACKED SECURITIES 32.0%
Aggregator of Loans Backed by Assets PLC
2.775% due 12/16/2042	GBP	899	1,521
American Home Mortgage Assets Trust
0.455% due 08/25/2037 ^		$12,200	4,485
3.059% due 01/25/2036		3,358	2,321
American Home Mortgage Investment Trust
2.349% due 06/25/2045		1,026	1,004
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		7,864	5,903

Banc of America Funding Corp.
2.695% due 02/20/2036		2,873	2,295
6.000% due 09/25/2036		111	108
Banc of America Mortgage Trust
2.867% due 11/20/2046 ^		631	511
2.917% due 04/25/2035		1,420	1,180
5.311% due 04/25/2035		123	120
Bancaja Fondo de Titulizacion de Activos
0.468% due 02/20/2036	EUR	2,353	3,002
BCAP LLC Trust
0.336% due 01/26/2037		$5,652	3,196
1.663% due 12/26/2037		1,106	1,115
Bear Stearns Adjustable Rate Mortgage Trust
2.484% due 12/25/2046 ^		2,452	1,996
2.504% due 10/25/2036		750	586
Bear Stearns Alt-A Trust
0.485% due 08/25/2036		19,162	12,864
0.665% due 01/25/2036 ^		3,856	2,368
2.484% due 08/25/2036 ^		4,678	1,950
5.088% due 09/25/2035		830	668
Bear Stearns Commercial Mortgage Securities Trust
5.706% due 06/11/2040		5,515	6,195
Bear Stearns Mortgage Funding Trust
0.395% due 09/25/2046 ^		282	182
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036		9,371	7,159
Celtic Residential Irish Mortgage Securitisation PLC
0.467% due 04/10/2048	EUR	5,926	6,819
0.537% due 12/14/2048		2,261	2,567
Chase Mortgage Finance Trust
2.683% due 02/25/2037		$39	40
Citigroup Commercial Mortgage Trust
5.425% due 10/15/2049		3,046	3,335
Citigroup Mortgage Loan Trust, Inc.
2.500% due 03/25/2036		297	274
6.000% due 08/25/2037		4,681	3,629
Commercial Mortgage Pass-Through Certificates
1.929% due 12/10/2045 (a)		7,978	839
Countrywide Alternative Loan Trust
0.285% due 06/25/2036		9,148	7,293
0.487% due 11/20/2035		1,107	914
0.565% due 06/25/2036 ^		51	32
0.865% due 05/25/2036		513	317
1.628% due 09/25/2035		106	96
2.304% due 03/25/2047 ^		345	275
5.085% due 02/25/2035 (a)		4,139	477
6.000% due 05/25/2036		144	111
6.000% due 04/25/2037 ^		2,269	1,802
Countrywide Home Loan Mortgage Pass-Through Trust
2.620% due 03/25/2037 ^		1,846	1,259
2.678% due 01/25/2036		286	232
2.738% due 02/25/2047 ^		2,165	1,754
5.048% due 09/25/2037 ^		923	819
5.500% due 01/25/2035		873	900
5.750% due 05/25/2037 ^		93	77
6.000% due 01/25/2038		1,049	927
6.250% due 09/25/2037 ^		328	299
7.500% due 06/25/2035		1,560	1,625
Credit Suisse First Boston Mortgage Securities Corp.
0.387% due 02/15/2022		5,000	4,812
Credit Suisse Mortgage Capital Certificates
2.784% due 01/26/2047		10,401	6,647
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036		98	52
Deco Pan Europe BV
0.465% due 10/27/2020	EUR	3,230	3,926
Deco Pan Europe PLC
0.628% due 01/27/2018		2,064	2,744
Fastnet Securities PLC
0.431% due 08/10/2043		1,248	1,424
First Horizon Alternative Mortgage Securities
2.035% due 07/25/2036		$571	371
First Horizon Mortgage Pass-Through Trust
2.613% due 11/25/2035		131	123
Global Mortgage Securitization Ltd.
0.435% due 04/25/2032		5,655	5,452
GMAC Mortgage Corp. Loan Trust
3.420% due 05/25/2035		91	87
Great Hall Mortgages PLC
0.373% due 06/18/2039		2,955	2,776
GS Mortgage Securities Trust
1.519% due 08/10/2043 (a)		73,610	5,115
HarborView Mortgage Loan Trust
0.476% due 08/19/2045		151	135
Hercules Eclipse PLC
0.755% due 10/25/2018	GBP	1,225	1,919

Impac Secured Assets Trust
0.335% due 01/25/2037		$10,210	8,232
Indus Eclipse PLC
0.685% due 01/25/2020	GBP	351	560
IndyMac Mortgage Loan Trust
2.389% due 08/25/2035		$223	193
2.597% due 09/25/2036		10,180	7,539
2.680% due 09/25/2036		535	378
Jefferies Resecuritization Trust
2.359% due 02/26/2036		2,216	2,198
JPMorgan Alternative Loan Trust
0.325% due 09/25/2036		6,343	5,019
0.325% due 11/25/2036 ^		6,538	4,609
6.050% due 11/25/2036 ^		7,573	6,340
JPMorgan Mortgage Trust
2.737% due 07/25/2035		48	49
2.789% due 04/25/2035		270	270
JPMorgan Resecuritization Trust
2.615% due 03/21/2037		8	8
6.000% due 09/26/2036		12,368	7,294
LB Commercial Mortgage Trust
5.517% due 07/15/2044		50	55
LB-UBS Commercial Mortgage Trust
0.130% due 02/15/2040 (a)		166,832	2,626
Leek Finance Ltd.
0.787% due 09/21/2038	GBP	5,746	9,778
Lehman Mortgage Trust
0.485% due 08/25/2036 ^		$539	382
Lehman XS Trust
0.285% due 08/25/2036		976	694
1.065% due 08/25/2047		9,567	6,718
Luminent Mortgage Trust
0.395% due 05/25/2037 ^		132	89
Mall Funding PLC
1.197% due 04/22/2017	GBP	1,058	1,733
Merrill Lynch Mortgage Investors Trust
2.010% due 07/25/2029		$50	50
2.494% due 12/25/2035		233	216
2.568% due 02/25/2036 ^		1,808	1,401
Morgan Stanley Bank of America Merrill Lynch Trust
1.510% due 12/15/2048 (a)		11,471	817
Morgan Stanley Capital Trust
5.319% due 12/15/2043		6,867	7,509
Morgan Stanley Mortgage Loan Trust
2.491% due 06/25/2037		2,953	1,708
5.500% due 10/25/2037		2,259	2,123
Morgan Stanley Re-REMIC Trust
3.250% due 11/26/2036		150	150
5.000% due 11/26/2036		600	608
Mortgage Equity Conversion Asset Trust
0.600% due 02/25/2042		3,067	2,298
0.600% due 05/25/2042		6,201	4,953
0.630% due 10/25/2041		1,903	1,512
0.630% due 01/25/2042		18,797	14,932
RBS Greenwich Capital Mortgage Loan Trust
4.686% due 04/15/2024		3,500	3,615
RBSSP Resecuritization Trust
8.904% due 06/26/2037		1,500	886
Residential Accredit Loans, Inc. Trust
0.365% due 10/25/2046		4,117	2,570
0.375% due 04/25/2046		12,407	6,230
0.465% due 08/25/2035		533	426
0.515% due 08/25/2035 ^		3,537	2,660
0.565% due 10/25/2045		451	341
3.720% due 05/25/2035		212	146
6.000% due 10/25/2034		864	886
8.000% due 04/25/2036 ^		700	630
Residential Asset Securitization Trust
6.250% due 08/25/2036		1,638	1,438
Residential Funding Mortgage Securities, Inc. Trust
5.621% due 04/25/2037		2,064	1,704
Rural Hipotecario Fondo De Titulizacion Hipotec
0.458% due 02/13/2033	EUR	989	1,277
Sequoia Mortgage Trust
4.602% due 07/20/2037		$344	280
SOMF Ltd.
0.677% due 04/22/2017	GBP	212	345
Sovereign Commercial Mortgage Securities Trust
6.014% due 07/22/2030		$600	599
Structured Adjustable Rate Mortgage Loan Trust
2.507% due 08/25/2035		514	474
Structured Asset Mortgage Investments Trust
0.355% due 07/25/2046		13,976	9,227
Thornburg Mortgage Securities Trust
1.065% due 03/25/2044		147	130

UBS-Barclays Commercial Mortgage Trust
0.172% due 08/10/2049 (a)		178,586	2,950
WaMu Commercial Mortgage Securities Trust
5.787% due 03/23/2045		1,019	1,044
6.111% due 03/23/2045		2,200	2,264
WaMu Mortgage Pass-Through Certificates
1.143% due 02/25/2046		768	724
2.277% due 07/25/2037		258	215
4.256% due 12/25/2036 ^		3,324	2,985
4.784% due 07/25/2037 ^		181	166
Washington Mutual MSC Mortgage Pass-Through Certificates
0.415% due 02/25/2036		704	521
0.839% due 01/25/2047		4,987	3,405
5.750% due 11/25/2035		2,977	2,440
Wells Fargo Mortgage-Backed Securities Trust
0.665% due 06/25/2037		289	236
2.611% due 02/25/2035		47	47
2.616% due 05/25/2036 ^		213	199
2.626% due 04/25/2036 ^		524	495
2.659% due 08/25/2033		55	56
6.000% due 09/25/2036		121	115
Windermere CMBS PLC
0.674% due 04/22/2018	EUR	7,752	10,464
0.777% due 04/24/2017	GBP	3,484	5,724

Total Mortgage-Backed Securities (Cost $288,455)			303,979

ASSET-BACKED SECURITIES 19.6%
Accredited Mortgage Loan Trust
0.295% due 02/25/2037		$2,084	1,941
0.640% due 09/25/2035		2,800	1,884
ACE Securities Corp. Home Equity Loan Trust
0.465% due 02/25/2036		3,655	2,852
0.845% due 09/25/2035		6,800	4,963
1.140% due 11/25/2033		2,205	2,054
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.615% due 07/25/2035		6,400	5,598
0.635% due 05/25/2035		5,000	4,585
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.955% due 10/25/2033		2,549	2,332
Avoca CLO PLC
0.541% due 01/16/2023	EUR	1,887	2,551
Babson CLO Ltd.
2.247% due 09/28/2021		$1,450	1,450
Bear Stearns Asset-Backed Securities Trust
0.365% due 12/25/2036		9,455	8,799
0.365% due 04/25/2037		9,096	7,967
BMI CLO
2.737% due 08/01/2021		1,500	1,500
Carlyle Global Market Strategies CLO Ltd.
1.712% due 07/20/2023		900	901
3.242% due 07/20/2023		1,250	1,256
CBRE Realty Finance CDO Ltd.
0.493% due 04/07/2052		2,249	2,150
Citigroup Mortgage Loan Trust, Inc.
0.575% due 10/25/2035		1,700	1,432
Commercial Industrial Finance Corp.
1.679% due 08/14/2024		900	900
3.039% due 08/14/2024		1,250	1,253
Countrywide Asset-Backed Certificates
0.305% due 07/25/2037		7,100	5,000
0.315% due 05/25/2037		9,343	7,492
0.325% due 10/25/2047		1,134	1,115
0.365% due 04/25/2036		911	804
0.405% due 04/25/2036		779	534
0.645% due 07/25/2035		5,000	4,854
0.645% due 01/25/2036		900	665
0.765% due 10/25/2034		5,904	5,554
0.805% due 08/25/2035		4,502	4,053
Credit-Based Asset Servicing and Securitization LLC
0.225% due 11/25/2036		2,882	1,554
1.110% due 04/25/2036		9,347	7,678
5.606% due 10/25/2036		1,100	949
First Franklin Mortgage Loan Trust
0.325% due 04/25/2036		5,227	4,109
0.975% due 04/25/2035		4,881	4,529
Fraser Sullivan CLO Ltd.
2.742% due 04/20/2023		2,500	2,501
GSAA Home Equity Trust
0.395% due 04/25/2047		745	430
0.465% due 05/25/2047		1,457	1,038
GSAMP Trust
0.285% due 12/25/2036		1,393	707
Harbourmaster CLO BV
0.562% due 10/25/2020	EUR	3,500	4,620

HSI Asset Securitization Corp. Trust
0.315% due 12/25/2036		$8,533	4,599
ING Investment Management CLO Ltd.
2.694% due 10/15/2022		1,550	1,555
Lehman XS Trust
0.335% due 01/25/2037		789	595
Magnetite Ltd.
2.993% due 09/15/2023		1,850	1,860
Marquette U.S./European CLO PLC
0.647% due 07/15/2020	EUR	3,000	3,959
MASTR Asset-Backed Securities Trust
0.325% due 10/25/2036		$556	292
0.405% due 10/25/2036		1,594	921
0.615% due 10/25/2035		1,000	943
Merrill Lynch Mortgage Investors Trust
0.275% due 03/25/2037		1,225	823
0.275% due 08/25/2037		963	532
0.885% due 06/25/2035		862	799
Morgan Stanley Mortgage Loan Trust
0.405% due 04/25/2037		2,957	1,644
N-Star Real Estate CDO Ltd.
0.573% due 06/16/2041		3,067	2,803
National Collegiate Student Loan Trust
0.000% due 12/26/2025		10,500	10,770
6.500% due 12/26/2025		5,000	5,035
Nomura Home Equity Loan, Inc.
0.575% due 02/25/2036		2,500	2,017
Option One Mortgage Loan Trust Asset-Backed Certificates
0.355% due 01/25/2036		3,497	3,259
0.805% due 07/25/2033		1,188	1,104
Ownit Mortgage Loan Trust
1.095% due 03/25/2036		3,856	3,697
RAAC Series
0.335% due 11/25/2036		83	83
Residential Asset Mortgage Products Trust
0.325% due 02/25/2037		4,433	3,882
0.345% due 08/25/2046		944	890
Residential Asset Securities Corp. Trust
0.415% due 01/25/2036		129	128
Securitized Asset-Backed Receivables LLC Trust
1.140% due 03/25/2035		999	940
Specialty Underwriting & Residential Finance Trust
0.315% due 09/25/2037		2,778	1,546
0.515% due 03/25/2037		912	476
Structured Asset Securities Corp.
0.325% due 03/25/2036		4,791	4,571
Symphony CLO LP
2.746% due 04/16/2022		3,000	2,999
Symphony CLO Ltd.
1.749% due 07/23/2023		1,700	1,701
3.039% due 07/23/2023		1,250	1,252
Vanderbilt Mortgage Finance
7.120% due 04/07/2032		619	659
Wrightwood Capital Real Estate CDO Ltd.
0.559% due 11/21/2040		5,130	4,835

Total Asset-Backed Securities (Cost $182,404)			185,723

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (d) 0.2%			1,892

U.S. TREASURY BILLS 0.5%
0.104% due 01/09/2014 - 12/11/2014 (c)(e)(h)		4,293	4,290

Total Short-Term Instruments (Cost $6,182)			6,182

Total Investments in Securities (Cost $1,233,948)			1,243,185

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio		303,966	3,041

Total Short-Term Instruments (Cost $3,041)	3,041

Total Investments in Affiliates (Cost $3,041)	3,041

Total Investments 131.4% (Cost $1,236,989)	$1,246,226
Financial Derivative Instruments (f)(g) (0.3%) (Cost or Premiums, net $(3,289))	(2,472)
Other Assets and Liabilities, net (31.1%)	(295,245)

Net Assets 100.0%	$948,509

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$1,100	U.S. Treasury Notes 0.375% due 01/15/2016	$(1,126)	$1,100	$1,100
SSB	0.000%	12/31/2013	01/02/2014	792	Freddie Mac 2.080% due 10/17/2022	(810)	792	792

Total Repurchase Agreements						$(1,936)	$1,892	$1,892

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.100%	12/27/2013	01/03/2014	$(39,175)	$(39,178)
	0.100%	12/31/2013	01/03/2014	(23,760)	(23,762)
	0.120%	12/31/2013	01/03/2014	(1,543)	(1,543)
	0.170%	12/27/2013	01/06/2014	(6,381)	(6,382)
	0.180%	12/20/2013	01/13/2014	(16,660)	(16,673)
	0.200%	12/23/2013	01/09/2014	(1,064)	(1,064)
	0.200%	12/24/2013	01/10/2014	(3,288)	(3,289)
	0.210%	12/30/2013	01/07/2014	(1,143)	(1,143)
BPG	0.120%	01/02/2014	01/07/2014	(4,763)	(4,763)
	0.240%	12/27/2013	01/07/2014	(962)	(962)
FOB	0.110%	12/27/2013	01/06/2014	(8,094)	(8,096)
GSC	0.030%	12/19/2013	01/15/2014	(5,328)	(5,334)
MSC	0.250%	12/26/2013	01/02/2014	(5,308)	(5,309)
UBS	0.100%	12/30/2013	01/06/2014	(57,420)	(57,442)

Total Sale-Buyback Transactions					$(174,940)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $79,244 at a weighted average interest rate of 0.040%.
(3)	Payable for sale-buyback transactions includes $48 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	01/01/2029	$10,000	$(10,250)	$(10,208)
Fannie Mae	3.500%	01/01/2029	2,000	(2,098)	(2,092)
Fannie Mae	4.000%	01/01/2044	59,000	(61,166)	(60,752)
Fannie Mae	4.000%	02/01/2044	75,000	(77,174)	(76,993)
Fannie Mae	4.500%	01/01/2044	30,000	(31,936)	(31,796)
Fannie Mae	5.500%	01/01/2044	22,000	(24,084)	(24,202)
Fannie Mae	6.000%	01/01/2044	3,000	(3,322)	(3,328)

Total Short Sales				$(210,030)	$(209,371)

(e)	Securities with an aggregate market value of $175,090 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	116	$106	$40	$0

Total Futures Contracts				$106	$40	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	12/18/2023	$37,300	$249	$1,063	$211	$0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	8,100	643	262	103	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	5,400	275	132	72	0

					$1,167	$1,457	$386	$0

Total Swap Agreements					$1,167	$1,457	$386	$0

Cash of $2,068 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	26,760		$36,221	$0	$(594)
BRC	01/2014		31		43	0	(1)
	02/2014		34		46	0	0
	03/2014	GBP	13,187		21,576	0	(250)
CBK	01/2014		$37,857	EUR	27,498	0	(27)
	02/2014	EUR	32,321		$44,475	28	(16)
DUB	01/2014		$459	EUR	341	10	0
HUS	01/2014	EUR	1,047		$1,435	0	(5)

Total Forward Foreign Currency Contracts						$38	$(893)

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYM	Put - OTC Fannie Mae 3.500% due 01/01/2044	$98.066	01/06/2014	$9,000	$(33)	$(1)
	Put - OTC Fannie Mae 3.500% due 01/01/2044	98.891	01/06/2014	37,000	(188)	(42)
	Call - OTC Fannie Mae 3.500% due 01/01/2044	102.188	01/06/2014	19,000	(53)	0

					$(274)	$(43)

Total Written Options					$(274)	$(43)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$6,584	$(2,271)	$562	$0	$(1,709)
CBK	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	2,069	(95)	63	0	(32)
FBF	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	14,328	(582)	348	0	(234)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	197	(10)	6	0	(4)
GST	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	690	(34)	23	0	(11)
JPM	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	597	(23)	13	0	(10)

					$(3,015)	$1,015	$0	$(2,000)

Total Swap Agreements					$(3,015)	$1,015	$0	$(2,000)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Securities with an aggregate market value of $2,755 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,105	$0	$1,105
U.S. Government Agencies	0	573,360	10,999	584,359
U.S. Treasury Obligations	0	161,837	0	161,837
Mortgage-Backed Securities	0	280,284	23,695	303,979
Asset-Backed Securities	0	185,723	0	185,723
Short-Term Instruments
Repurchase Agreements	0	1,892	0	1,892
U.S. Treasury Bills	0	4,290	0	4,290
	$0	$1,208,491	$34,694	$1,243,185

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,041	$0	$0	$3,041

Total Investments	$3,041	$1,208,491	$34,694	$1,246,226

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(209,371)	$0	$(209,371)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	40	386	0	426
Over the counter	0	38	0	38
	$40	$424	$0	$464

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2,936)	$0	$(2,936)

Totals	$3,081	$996,608	$34,694	$1,034,383

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
U.S. Government Agencies	$0	$12,953	$(1,736)	$0	$0	$(218)	$0	$0	$10,999	$(218)
Mortgage-Backed Securities	0	25,488	(2,405)	89	503	20	0	0	23,695	19
Asset-Backed Securities	5,567	0	(927)	14	89	92	0	(4,835)	0	0

Totals	$5,567	$38,441	$(5,068)	$103	$592	$(106)	$0	$(4,835)	$34,694	$(199)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$10,999	Other Valuation Techniques (2)	—	—
Mortgage-Backed Securities	23,695	Benchmark Pricing	Base Price	75.00 - 79.94

Total	$34,694

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments

PIMCO Municipal Bond Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.3%
MUNICIPAL BONDS & NOTES 96.1%
ALABAMA 2.6%
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	$3,300	$3,308
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	9,445

		12,753

ARIZONA 0.7%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	3,610

CALIFORNIA 18.4%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,222
5.000% due 12/01/2032	3,000	3,114
5.000% due 12/01/2033	3,500	3,616
5.000% due 12/01/2034	3,000	3,085
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,022
5.000% due 04/01/2038	10,000	10,184
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,075
5.000% due 08/15/2052	2,875	2,725
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	10,000	11,597
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	10,120
5.000% due 04/01/2037	4,500	4,481
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	4,433
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,133
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2037	5,610	5,791
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,289
5.125% due 05/01/2030	1,500	1,534
5.125% due 05/01/2031	1,500	1,525
Poway Unified School District, California Special Tax Bonds, Series 2005
4.700% due 09/01/2016	440	453
4.800% due 09/01/2017	870	894
San Ramon Valley Unified School District, California General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	2,183
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,165

		89,641

COLORADO 4.9%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,417
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	960
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	10,000	9,790
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	11,657

		23,824

CONNECTICUT 0.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,051

DISTRICT OF COLUMBIA 1.7%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	7,500	8,192

FLORIDA 5.6%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,516
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	4,863
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,687
JEA Electric System, Florida Revenue Bonds, Series 2013
5.000% due 10/01/2024	355	399
5.000% due 10/01/2025	2,170	2,389
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	776
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,028
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	5,998
Tampa, Florida Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	455	485

		27,141

GEORGIA 3.5%
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	15,558
Medical Center Hospital Authority, Georgia Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	695	754
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	560	615

		16,927

ILLINOIS 3.0%
Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,205
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2014	650	650
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	174
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	1,970
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	488
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	2,400	2,486
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2017	1,000	1,131
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	2,945	2,469

		14,573

INDIANA 0.5%
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,638
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 1992
6.750% due 02/01/2014	240	241
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	562

		2,441

KANSAS 0.2%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	536
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	584

		1,120

LOUISIANA 0.3%
St. Tammany Parish, Louisiana Utilities Revenue Notes, Series 2010
5.000% due 08/01/2016	615	671
5.000% due 08/01/2018	505	561

		1,232

MARYLAND 2.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	10,000	10,089

MASSACHUSETTS 2.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2000
0.020% due 12/01/2030	3,650	3,650
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
2.637% due 01/01/2016	250	259
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2025	1,500	1,700
5.000% due 08/15/2030	6,660	7,242

		12,851

MISSOURI 0.5%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,011
Missouri Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2015	540	557
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	100	108

		2,676

NEBRASKA 3.0%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	10,000	9,866
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,166
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	1,250	1,429

		14,461

NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2007
5.000% due 07/01/2017	1,075	1,195

NEW JERSEY 2.4%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,500	2,410
6.500% due 04/01/2018	475	505
6.500% due 04/01/2031	500	547
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,500	1,589
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,531
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,097

		11,679

NEW MEXICO 0.5%
New Mexico Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	2,230	2,306

NEW YORK 15.6%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,256
Erie County, New York Industrial Development Agency Revenue Notes, Series 2011
5.000% due 05/01/2015	500	531
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,061
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	10,586
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/15/2017	800	899
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,881
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,000	2,229
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,173
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,498
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	7,879
5.000% due 02/01/2028	8,140	8,916
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	5,510	5,721
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,075
5.750% due 11/15/2051	5,000	5,281
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2025	2,500	2,764

New York State Thruway Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	2,000	2,261
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,179

		76,190

NORTH CAROLINA 2.3%
Charlotte, North Carolina Certificates of Participation Bonds, Series 2013
5.000% due 06/01/2029	1,340	1,438
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,208
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,473
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	2,002

		11,121

OHIO 2.4%
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,418
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	2,993
5.250% due 02/15/2029	2,900	3,140

		11,551

OREGON 0.4%
Portland, Oregon Tax Allocation Bonds, Series 2011
4.750% due 06/15/2028	650	643
5.000% due 06/15/2029	1,000	1,015
5.000% due 06/15/2031	500	502

		2,160

PENNSYLVANIA 2.5%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	440	442
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,800	2,771
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	768
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	929
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	3,000	2,468
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,023

		12,401

RHODE ISLAND 0.4%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	2,099

SOUTH CAROLINA 3.7%
Greenville County, South Carolina School District Revenue Bonds, (AGM Insured), Series 2006
5.000% due 12/01/2020	2,395	2,628
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	260
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	15,000	15,205

		18,093

TENNESSEE 1.2%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,208
5.000% due 02/01/2024	1,400	1,461

		5,669

TEXAS 11.4%
Alliance Airport Authority, Texas Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,033
Dallas, Texas General Obligation Bonds, Series 2013
5.000% due 02/15/2025	5,735	6,585
Godley Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,250
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	4,330
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.030% due 09/01/2031	1,200	1,200

Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	230	252
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,000
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	971
North Texas Municipal Water District Revenue Bonds, Series 2012
5.000% due 09/01/2026	5,420	6,057
5.000% due 09/01/2029	1,750	1,901
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 09/01/2023	5,000	5,672
Northwest Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
4.000% due 02/15/2020	525	568
Southwest Higher Education Authority, Inc., Texas Revenue Bonds, Series 2013
5.000% due 10/01/2029	475	513
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,667
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,362
5.250% due 12/15/2022	3,825	4,166
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	2,000	2,283
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	4,907
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2008
5.625% due 12/15/2017	1,840	2,060
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	3,000	3,248
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (a)	1,400	1,542

		55,567

UTAH 0.9%
Murray, Utah Revenue Bonds, Series 2005
0.030% due 05/15/2037	4,500	4,500

VIRGINIA 0.9%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,017
Richmond, Virginia Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,204

		4,221

WASHINGTON 1.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	4,799
Yakima County, Washington School District No. 28 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,278

		6,077

WISCONSIN 0.1%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	584

Total Municipal Bonds & Notes (Cost $459,190)		468,995

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.1%		251

U.S. TREASURY BILLS 0.1%
0.099% due 09/18/2014 (e)	290	290

Total Short-Term Instruments (Cost $541)		541

Total Investments in Securities (Cost $459,731)		469,536

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio	1,410,162	14,109

Total Short-Term Instruments (Cost $14,108)	14,109

Total Investments in Affiliates (Cost $14,108)	14,109

Total Investments 99.2% (Cost $473,839)	$483,645
Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $0)	76
Other Assets and Liabilities, net 0.8%	3,874

Net Assets 100.0%	$487,595

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,400	$1,542	0.32%

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$251	Freddie Mac 2.080% due 10/17/2022	$(258)	$251	$251

Total Repurchase Agreements						$(258)	$251	$251

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Cash of $1,047 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$15,000	$1,191	$455	$191	$0

Total Swap Agreements					$1,191	$455	$191	$0

(d)	Financial Derivative Instruments: Over the Counter

(e)	Securities with an aggregate market value of $290 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
GST	New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	0.650%	06/20/2018	1.218%	$5,000	$0	$(115)	$0	$(115)

Total Swap Agreements						$0	$(115)	$0	$(115)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$12,753	$0	$12,753
Arizona	0	3,610	0	3,610
California	0	89,641	0	89,641
Colorado	0	23,824	0	23,824
Connecticut	0	2,051	0	2,051
District of Columbia	0	8,192	0	8,192
Florida	0	27,141	0	27,141
Georgia	0	16,927	0	16,927
Illinois	0	14,573	0	14,573
Indiana	0	2,441	0	2,441
Kansas	0	1,120	0	1,120
Louisiana	0	1,232	0	1,232
Maryland	0	10,089	0	10,089
Massachusetts	0	12,851	0	12,851
Missouri	0	2,676	0	2,676
Nebraska	0	14,461	0	14,461
New Hampshire	0	1,195	0	1,195
New Jersey	0	11,679	0	11,679
New Mexico	0	2,306	0	2,306
New York	0	76,190	0	76,190
North Carolina	0	11,121	0	11,121
Ohio	0	11,551	0	11,551
Oregon	0	2,160	0	2,160
Pennsylvania	0	12,401	0	12,401
Rhode Island	0	2,099	0	2,099
South Carolina	0	18,093	0	18,093
Tennessee	0	5,669	0	5,669
Texas	0	55,567	0	55,567
Utah	0	4,500	0	4,500
Virginia	0	4,221	0	4,221
Washington	0	6,077	0	6,077
Wisconsin	0	584	0	584
Short-Term Instruments
Repurchase Agreements	0	251	0	251
U.S. Treasury Bills	0	290	0	290
	$0	$469,536	$0	$469,536

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,109	$0	$0	$14,109

Total Investments	$14,109	$469,536	$0	$483,645

Financial Derivative Instruments - Assets

Exchange-traded or centrally cleared	$0	$191	$0	$191

Financial Derivative Instruments - Liabilities

Over the counter	$0	$(115)	$0	$(115)

Totals	$14,109	$469,612	$0	$483,721

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

Schedule of Investments

PIMCO National Intermediate Municipal Bond Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 85.5%
MUNICIPAL BONDS & NOTES 80.9%
ARIZONA 0.3%
Tucson, Arizona Water System Revenue Bonds, Series 2012	$100	$112

5.000% due 07/01/2024
CALIFORNIA 4.9%
Bay Area Water Supply & Conservation Agency, California Revenue Bonds, Series 2013
5.000% due 10/01/2026	500	561
California State General Obligation Bonds, Series 2013
4.000% due 12/01/2027	1,000	1,086
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	100	105
Los Angeles Department of Water & Power, California Revenue Notes, Series 2009
5.000% due 07/01/2016	100	111

		1,863

COLORADO 1.0%
Colorado State Board of Governors Revenue Notes, Series 2010
5.000% due 03/01/2018	250	286
University of Colorado Revenue Bonds, Series 2011
5.000% due 06/01/2023	100	113

		399

DISTRICT OF COLUMBIA 1.0%
District of Columbia Revenue Notes, Series 2012
5.000% due 12/01/2021	325	381

FLORIDA 2.5%
Orlando Utilities Commission, Florida Revenue Notes, Series 2013
5.000% due 10/01/2021	725	845
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	115

		960

INDIANA 0.3%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
5.000% due 01/15/2019	100	116

LOUISIANA 1.4%
Louisiana Stadium & Exposition District Revenue Bonds, Series 2013
5.000% due 07/01/2023	500	550

MASSACHUSETTS 4.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2006
0.020% due 03/01/2026	500	500
Commonwealth of Massachusetts General Obligation Bonds, Series 2011
5.000% due 10/01/2026	105	118
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2024 (a)	1,000	1,149

		1,767

MICHIGAN 0.3%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	117

MINNESOTA 0.3%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	114

MISSOURI 2.3%
Metropolitan St. Louis Sewer District, Missouri Revenue Bonds, Series 2012
5.000% due 05/01/2023	375	434
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	100	115

Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	275	319

		868

NEBRASKA 2.3%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	858

NEW HAMPSHIRE 0.3%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	100	109

NEW JERSEY 4.2%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	150	166
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 01/01/2024	570	606
5.000% due 03/01/2024	500	554
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	274

		1,600

NEW MEXICO 3.4%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	913
New Mexico State Revenue Notes, Series 2009
5.000% due 07/01/2017	330	377

		1,290

NEW YORK 11.7%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	100	104
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2013
5.000% due 08/01/2026	600	670
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2023	100	115
5.000% due 12/15/2026	1,000	1,110
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,148
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2021	190	199
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	1,015	1,125

		4,471

NORTH CAROLINA 1.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	200	209
North Carolina Municipal Power Agency No. 1 Revenue Notes, Series 2010
5.000% due 01/01/2016	160	174

		383

OHIO 6.2%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	150	167
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	223
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,147
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	816

		2,353

OKLAHOMA 0.3%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	100	113

PENNSYLVANIA 6.0%
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	100	99
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 06/01/2023	500	548
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	525	560

Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,076

		2,283

TENNESSEE 2.7%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,048

TEXAS 15.0%
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,058
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	357
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	802
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	529
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	116
Katy Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2020	100	118
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	866
North Central Texas Health Facility Development Corp. Revenue Bonds, Series 2012
5.000% due 08/15/2027	200	215
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	400	403
Texas State General Obligation Bonds, Series 2013
5.000% due 08/01/2027	1,105	1,249

		5,713

VIRGINIA 5.9%
Loudoun County, Virginia General Obligation Bonds, Series 2013
5.000% due 12/01/2025	1,000	1,149
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	300	340
Virginia Public Building Authority Revenue Bonds, Series 2013
5.000% due 08/01/2025	580	659
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2023	100	116

		2,264

WASHINGTON 1.3%
Central Puget Sound Regional Transit Authority, Washington Revenue Notes, Series 2012
5.000% due 11/01/2021	100	117
Pierce County, Washington School District No. 10 Tacoma General Obligation Notes, Series 2012
4.000% due 06/01/2020	100	111
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2008
5.250% due 04/01/2019	150	177
Washington State General Obligation Notes, (AMBAC Insured), Series 2005
5.000% due 01/01/2015	100	105

		510

WISCONSIN 1.7%
Wisconsin State General Obligation Notes, Series 2011
5.000% due 05/01/2020	100	118
Wisconsin State Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	117

WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	417

		652

Total Municipal Bonds & Notes (Cost $31,808)		30,894

SHORT-TERM INSTRUMENTS 4.6%
REPURCHASE AGREEMENTS (b) 4.6%		1,771

Total Short-Term Instruments (Cost $1,771)		1,771

Total Investments in Securities (Cost $33,579)		32,665

	SHARES
INVESTMENTS IN AFFILIATES 15.0%
SHORT-TERM INSTRUMENTS 15.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.0%
PIMCO Short-Term Floating NAV Portfolio	570,214	5,705

Total Short-Term Instruments (Cost $5,705)		5,705

Total Investments in Affiliates (Cost $5,705)		5,705

Total Investments 100.5% (Cost $39,284)		$38,370
Financial Derivative Instruments (c) 0.1% (Cost or Premiums, net $0)		21
Other Assets and Liabilities, net (0.6%)		(223)

Net Assets 100.0%		$38,168

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$1,771	Freddie Mac 2.080% due 10/17/2022	$(1,810)	$1,771	$1,771

Total Repurchase Agreements						$(1,810)	$1,771	$1,771

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 30-Year Bond March Futures	Short	03/2014	8	$9	$4	$0

Total Futures Contracts				$9	$4	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$ 1,500	$326	$188	$17	$0

Total Swap Agreements					$326	$188	$17	$0

Cash of $172 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$112	$0	$112
California	0	1,863	0	1,863
Colorado	0	399	0	399
District of Columbia	0	381	0	381
Florida	0	960	0	960
Indiana	0	116	0	116
Louisiana	0	550	0	550
Massachusetts	0	1,767	0	1,767
Michigan	0	117	0	117
Minnesota	0	114	0	114
Missouri	0	868	0	868
Nebraska	0	858	0	858
New Hampshire	0	109	0	109
New Jersey	0	1,600	0	1,600
New Mexico	0	1,290	0	1,290
New York	0	4,471	0	4,471
North Carolina	0	383	0	383
Ohio	0	2,353	0	2,353
Oklahoma	0	113	0	113
Pennsylvania	0	2,283	0	2,283
Tennessee	0	1,048	0	1,048
Texas	0	5,713	0	5,713
Virginia	0	2,264	0	2,264
Washington	0	510	0	510
Wisconsin	0	652	0	652
Short-Term Instruments
Repurchase Agreements	0	1,771	0	1,771
	$0	$32,665	$0	$32,665

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,705	$0	$0	$5,705
Total Investments	$5,705	$32,665	$0	$38,370

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$4	$17	$0	$21

Totals	$5,709	$32,682	$0	$38,391

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

Schedule of Investments

PIMCO New York Municipal Bond Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.0%
MUNICIPAL BONDS & NOTES 93.9%
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$160	$173

NEW YORK 93.8%
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,105
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,295
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	790
Build NYC Resource Corp., New York Revenue Bonds, Series 2012
5.000% due 08/01/2032	1,000	1,016
East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	93
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,662
5.000% due 07/01/2041	1,500	1,507
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,305
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,050
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,217
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,593
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,154
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,012
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,041
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	2,584
Monroe County Industrial Development Corp, New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,541
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	405	431
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,129
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,452
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	570
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	755
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	818
5.500% due 01/01/2016	1,000	1,086
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	3,797
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,074
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,786
New York City, New York Water & Sewer System Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,117
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,017
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 11/15/2044	75	75
5.750% due 11/15/2051	7,000	7,393
New York State Bridge Authority Revenue Bonds, Series 2012
4.000% due 01/01/2024	1,000	1,047
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series2001
5.000% due 01/15/2026	1,000	1,069
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,093
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,150
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	771

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,121
5.000% due 07/01/2026	500	516
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,100
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,719
5.000% due 07/01/2038	1,000	1,037
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,045
5.500% due 05/01/2037	400	418
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,580
5.000% due 07/01/2035	500	518
5.500% due 07/01/2040	1,000	1,039
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2027	3,500	3,824
6.000% due 07/01/2040	500	539
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,193
5.000% due 12/15/2026	4,000	4,441
5.000% due 07/01/2042	5,500	5,642
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 05/01/2024	500	519
5.000% due 03/15/2028	3,000	3,301
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,038
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,469
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,438
New York State Housing Finance Agency Revenue Bonds, (NPFGC/FGIC Insured), Series 2005	1,000	1,041
5.000% due 09/15/2030
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	2,000	2,045
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2025	3,180	3,560
New York State Urban Development Corp. Revenue Bonds, Series 2013
5.000% due 03/15/2028	750	819
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	469
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,857
Onondaga County, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	290
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,119
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,060
Rensselaer Municipal Leasing Corp., New York Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,009
Sales Tax Asset Receivable Corp., New York Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,038
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	280	291
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	4,989
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	2,821

		125,500

Total Municipal Bonds & Notes (Cost $121,437)		125,673

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (a) 0.1%		158

Total Short-Term Instruments (Cost $158)		158

Total Investments in Securities (Cost $121,595)		125,831

	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio	651,824	6,521

Total Short-Term Instruments (Cost $6,522)	6,521

Total Investments in Affiliates (Cost $6,522)	6,521

Total Investments 98.9% (Cost $128,117)	$132,352
Other Assets and Liabilities, net 1.1%	1,449

Net Assets 100.0%	$133,801

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$158	Freddie Mac 2.080% due 10/17/2022	$(163)	$158	$158

Total Repurchase Agreements						$(163)	$158	$158

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Municipal Bonds & Notes
California	$ 0	$173	$0	$173
New York	0	125,500	0	125,500
Short-Term Instruments
Repurchase Agreements	$ 0	$158	$0	$158
	$ 0	$125,831	$0	$125,831

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$ 6,521	$0	$0	$6,521
Totals Investments	$ 6,521	$125,831	$0	$132,352

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

Schedule of Investments

PIMCO Real Income 2019 Fund®

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.6%
U.S. TREASURY OBLIGATIONS 100.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$1,137	$1,169
0.125% due 04/15/2017	1,080	1,110
0.500% due 04/15/2015	776	794
1.250% due 04/15/2014	486	489
1.250% due 07/15/2020	493	527
1.375% due 07/15/2018	1,386	1,504
1.375% due 01/15/2020	335	360
1.625% due 01/15/2015	989	1,020
1.625% due 01/15/2018	1,538	1,673
1.875% due 07/15/2015	943	994
1.875% due 07/15/2019	1,236	1,374
2.000% due 07/15/2014	1,134	1,160
2.000% due 01/15/2016	1,030	1,098
2.125% due 01/15/2019	1,497	1,672
2.500% due 07/15/2016	1,249	1,371
2.625% due 07/15/2017	1,071	1,205

Total U.S. Treasury Obligations (Cost $17,830)		17,520

Total Investments in Securities (Cost $17,830)		17,520

Total Investments 100.6% (Cost $17,830)		$17,520
Other Assets and Liabilities, net (0.6%)		(104)

Net Assets 100.0%		$17,416

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$17,520	$0	$17,520
	$0	$17,520	$0	$17,520

Total Investments	$0	$17,520	$0	$17,520

Totals	$0	$17,520	$0	$17,520

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Real Income 2029 Fund®

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.6%
U.S. TREASURY OBLIGATIONS 100.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$460	$473
0.125% due 04/15/2017	668	687
0.125% due 01/15/2022	557	535
0.125% due 07/15/2022	701	671
0.125% due 01/15/2023	658	621
0.375% due 07/15/2023	662	639
0.500% due 04/15/2015	216	220
0.625% due 07/15/2021	549	558
1.125% due 01/15/2021	443	466
1.250% due 07/15/2020	685	733
1.375% due 07/15/2018	482	523
1.375% due 01/15/2020	594	638
1.625% due 01/15/2015	159	164
1.625% due 01/15/2018	457	497
1.750% due 01/15/2028	775	829
1.875% due 07/15/2015	150	158
1.875% due 07/15/2019	744	827
2.000% due 07/15/2014	50	51
2.000% due 01/15/2016	159	169
2.000% due 01/15/2026	780	864
2.125% due 01/15/2019	365	408
2.375% due 01/15/2017	232	255
2.375% due 01/15/2025	582	670
2.375% due 01/15/2027	757	872
2.500% due 07/15/2016	451	495
2.500% due 01/15/2029	718	843
2.625% due 07/15/2017	259	292
3.625% due 04/15/2028	917	1,213
3.875% due 04/15/2029	625	857

Total U.S. Treasury Obligations (Cost $16,936)		16,228

Total Investments in Securities (Cost $16,936)		16,228

Total Investments 100.6% (Cost $16,936)		$16,228
Other Assets and Liabilities, net (0.6%)		(89)

Net Assets 100.0%		$16,139

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$16,228	$0	$16,228

Totals	$0	$16,228	$0	$16,228

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Asset Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.9%
BANK LOAN OBLIGATIONS 0.6%
AES Corporation
3.750% due 06/01/2018	$626	$631
Community Health Systems, Inc.
2.419% due 07/25/2014	32	33
HCA, Inc.
2.669% due 05/02/2016	1,725	1,726

Total Bank Loan Obligations (Cost $2,378)		2,390

CORPORATE BONDS & NOTES 1.5%
BANKING & FINANCE 0.9%
Banco Santander Chile
1.842% due 01/19/2016	1,200	1,195
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014	1,000	1,034
ICICI Bank Ltd.
1.988% due 02/24/2014	800	800
Intesa Sanpaolo SpA
3.125% due 01/15/2016	400	408

		3,437

INDUSTRIALS 0.6%
Pearson Dollar Finance PLC
5.700% due 06/01/2014	2,500	2,547

Total Corporate Bonds & Notes (Cost $5,899)		5,984

U.S. GOVERNMENT AGENCIES 0.2%
Freddie Mac
0.445% due 09/25/2031	67	63
0.525% due 10/25/2029	496	489
Small Business Administration
5.902% due 02/10/2018	330	360

Total U.S. Government Agencies (Cost $870)		912

U.S. TREASURY OBLIGATIONS 113.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2018 (c)	5,658	5,773
0.125% due 07/15/2022 (c)	2,133	2,043
0.125% due 01/15/2023 (c)	20,135	19,009
0.375% due 07/15/2023 (c)	39,849	38,412
0.625% due 02/15/2043	62,371	47,940
0.750% due 02/15/2042	1,912	1,537
1.125% due 01/15/2021	320	337
1.750% due 01/15/2028	37,437	40,068
1.875% due 07/15/2015 (f)	360	380
2.000% due 07/15/2014 (c)	372	380
2.000% due 01/15/2026	12,826	14,208
2.125% due 02/15/2040	12,966	14,558
2.125% due 02/15/2041	5,652	6,347
2.375% due 01/15/2025 (c)	58,719	67,509
2.375% due 01/15/2027	44,867	51,682
2.500% due 01/15/2029	16,024	18,813
3.375% due 04/15/2032	18,347	24,402
3.625% due 04/15/2028	34,739	45,937
3.875% due 04/15/2029	36,235	49,649

Total U.S. Treasury Obligations (Cost $468,941)		448,984

MORTGAGE-BACKED SECURITIES 2.0%
Adjustable Rate Mortgage Trust
2.724% due 11/25/2035 ^	747	641
4.927% due 01/25/2036	433	399
Banc of America Funding Corp.
2.872% due 03/20/2036	509	459
Banc of America Re-REMIC Trust
5.633% due 02/17/2051	800	857
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035	101	100
2.200% due 09/25/2035	552	546
2.540% due 05/25/2035	111	108

2.594% due 12/25/2035 ^		550	376
Countrywide Alternative Loan Trust
1.071% due 12/25/2035		619	471
2.820% due 02/25/2037 ^		394	341
GMAC Mortgage Corp. Loan Trust
2.917% due 06/19/2035		849	816
2.930% due 11/19/2035		548	518
GSR Mortgage Loan Trust
2.671% due 09/25/2035		184	184
HomeBanc Mortgage Trust
0.435% due 10/25/2035		106	93
Prime Mortgage Trust
5.000% due 02/25/2019		16	16
Residential Accredit Loans, Inc. Trust
0.345% due 06/25/2046		264	124
Residential Asset Securitization Trust
0.615% due 12/25/2036 ^		507	185
5.000% due 08/25/2019		189	194
6.250% due 10/25/2036 ^		444	343
Structured Adjustable Rate Mortgage Loan Trust
5.054% due 07/25/2035 ^		356	316
Wachovia Mortgage Loan Trust LLC
5.383% due 10/20/2035		437	429
WaMu Mortgage Pass-Through Certificates
0.435% due 12/25/2045		185	169
0.455% due 07/25/2045		57	54

Total Mortgage-Backed Securities (Cost $7,618)			7,739

ASSET-BACKED SECURITIES 1.0%
ACE Securities Corp. Home Equity Loan Trust
0.225% due 10/25/2036		61	21
Bear Stearns Asset-Backed Securities Trust
1.165% due 10/25/2037		1,698	1,604
BlackRock Senior Income Series Corp.
0.482% due 04/20/2019		418	409
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		29	29
Countrywide Asset-Backed Certificates
0.415% due 04/25/2036		187	183
Credit-Based Asset Servicing and Securitization LLC
0.225% due 11/25/2036		32	17
Galaxy CLO Ltd.
0.478% due 04/25/2019		148	147
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		986	502
Mountain View Funding CLO Ltd.
0.504% due 04/15/2019		452	449
MSIM Peconic Bay Ltd.
0.522% due 07/20/2019		158	158
Octagon Investment Partners Ltd.
0.538% due 11/28/2018		123	122
Soundview Home Loan Trust
0.225% due 11/25/2036		410	156
Wood Street CLO BV
0.587% due 03/29/2021	EUR	168	227

Total Asset-Backed Securities (Cost $4,361)			4,024

SOVEREIGN ISSUES 6.6%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	12,400	3,703
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		3,800	1,364
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (a)	EUR	3,429	4,738
2.100% due 09/15/2016 (a)		1,281	1,819
2.100% due 09/15/2017 (a)		1,507	2,136
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	200	224
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	12,200	9,409
Republic of Germany
0.750% due 04/15/2018 (a)	EUR	742	1,063

Slovenia Government International Bond
4.700% due 11/01/2016	1,100	1,571

Total Sovereign Issues (Cost $25,857)		26,027

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (b) 1.3%		4,937

Total Short-Term Instruments (Cost $4,937)		4,937

Total Investments in Securities (Cost $520,861)		500,997

	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio	371,725	3,719

Total Short-Term Instruments (Cost $3,719)		3,719

Total Investments in Affiliates (Cost $3,719)		3,719

Total Investments 127.8% (Cost $524,580)		$504,716
Financial Derivative Instruments (d)(e) 0.2% (Cost or Premiums, net $(1,269))		833
Other Assets and Liabilities, net (28.0%)		(110,604)

Net Assets 100.0%		$394,945

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$4,937	Freddie Mac 2.080% due 10/17/2022	$(5,038)	$4,937	$4,937

Total Repurchase Agreements						$(5,038)	$4,937	$4,937

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.160%	12/09/2013	01/08/2014	$(4,358)	$(4,358)
GRE	0.180%	12/11/2013	01/10/2014	(56,576)	(56,582)
RDR	0.160%	12/04/2013	01/16/2014	(5,543)	(5,544)
	0.160%	12/09/2013	01/16/2014	(2,079)	(2,079)
	0.160%	12/16/2013	01/16/2014	(39,162)	(39,165)

Total Reverse Repurchase Agreements					$(107,728)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.090%	01/02/2014	01/07/2014	$(720)	$(721)
	0.091%	01/02/2014	01/15/2014	(144)	(143)
	0.200%	12/19/2013	01/09/2014	(582)	(582)
	0.200%	12/24/2013	01/10/2014	(3,179)	(3,179)
	0.200%	12/30/2013	01/07/2014	(432)	(432)
	0.220%	12/23/2013	01/09/2014	(870)	(869)
	0.250%	12/26/2013	01/06/2014	(576)	(576)
FOB	0.152%	12/17/2013	01/21/2014	(5,376)	(5,321)

Total Sale-Buyback Transactions					$(11,823)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $87,518 at a weighted average interest rate of 0.142%.
(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop on sale-buyback transactions.

(c)	Securities with an aggregate market value of $117,551 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	1	$0	$0

Total Written Options				$0	$0

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	63	$58	$22	$0
30-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	24	30	22	0
90-Day Eurodollar December Futures	Long	12/2015	72	(20)	0	(4)
90-Day Eurodollar June Futures	Long	06/2016	103	(48)	0	(5)
90-Day Eurodollar March Futures	Long	03/2016	188	(151)	0	(9)
90-Day Eurodollar March Futures	Long	03/2017	170	(76)	0	(15)
90-Day Eurodollar September Futures	Long	09/2014	72	25	0	(1)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	494	(796)	0	(46)

Total Futures Contracts				$(978)	$44	$(80)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		$700	$153	$24	$8	$0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		32,600	2,588	1,390	416	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	1,280,000	(136)	(34)	41	0

Total Swap Agreements						$2,605	$1,380	$465	$0

Cash of $3,482 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014		$815	AUD	920	$6	$0
	02/2014	AUD	920		$814	0	(6)
BPS	01/2014		$11,451	EUR	8,328	6	0
	02/2014	EUR	8,328		$11,451	0	(6)
BRC	01/2014	BRL	126		54	0	0
	01/2014	NZD	11,358		9,301	0	(40)
	01/2014		$54	BRL	126	0	0
CBK	01/2014	BRL	319		$142	7	0
	01/2014		$136	BRL	319	0	(1)
DUB	01/2014	BRL	126		$54	0	0
	01/2014		$53	BRL	126	0	0
	02/2014	BRL	126		$53	0	0
HUS	01/2014		796		346	8	0
	01/2014		$340	BRL	796	0	(2)
	02/2014	JPY	34,800		$350	20	0
JPM	01/2014	EUR	6,573		8,845	0	(198)
MSC	01/2014	BRL	11,144		4,771	47	0
	01/2014		$4,771	BRL	11,144	0	(47)
	02/2014	BRL	11,144		$4,733	48	0
	03/2014		$1,185	MXN	15,648	8	0
SOG	01/2014	AUD	920		$840	19	0
UAG	01/2014		$9,270	NZD	11,358	71	0
	02/2014	NZD	11,358		$9,251	0	(71)
WST	01/2014	EUR	1,755		2,361	0	(53)

Total Forward Foreign Currency Contracts						$240	$(424)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put-OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$12,700	$646	$497

Total Purchased Options							$646	$497

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550%	01/15/2014	EUR	52,300	$(64)	$(48)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	01/15/2014		52,300	(82)	0
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.000%	01/27/2014		1,000	(9)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500%	01/27/2014		1,000	(9)	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		$53,300	(640)	(57)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		2,000	(4)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		2,000	(10)	(3)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		3,800	(4)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014		3,800	(17)	(29)
HUS	Call-OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.000%	01/27/2014	EUR	900	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500%	01/27/2014		900	(7)	0
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$48,000	(113)	(88)
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		17,000	(109)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		17,000	(137)	(9)

								$(1,211)	$(236)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (5)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor -OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$93,600	$(835)	$(99)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	8,500	(64)	(7)
	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	600	(6)	(4)

						$(905)	$(110)

Total Written Options						$(2,116)	$(346)

(5)	YOY options may have a series of expirations.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BRC	Everest Reinsurance Holdings, Inc.	(0.535%)	12/20/2014	0.262%	$1,000	$0	$(3)	$0	$(3)
MYC	Pearson Dollar Finance PLC	(0.750%)	06/20/2014	0.052%	2,500	0	(9)	0	(9)

						$0	$(12)	$0	$(12)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	4,000	$105	$136	$241	$0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		3,900	(4)	117	113	0
	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	4,600	9	(26)	0	(17)
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	600	4	32	36	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		1,000	1	28	29	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		600	(6)	46	40	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		2,700	19	71	90	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$3,100	23	(86)	0	(63)
BRC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	3,600	4	100	104	0
CBK	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		300	5	13	18	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		100	1	0	1	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		500	6	10	16	0
DUB	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		300	7	11	18	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		100	1	0	1	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		600	8	12	20	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	8,200	(5)	(59)	0	(64)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$900	6	(24)	0	(18)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		1,700	0	(27)	0	(27)
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		EUR100	0	6	6	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		700	0	21	21	0
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		1,300	17	61	78	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	1,200	(1)	(9)	0	(10)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		$1,800	0	(46)	0	(46)
HUS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	10,600	0	(82)	0	(82)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		8,300	8	(38)	0	(30)
JPM	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	500	(5)	39	34	0
MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		200	2	1	3	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	5,100	(2)	(37)	0	(39)
RYL	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	500	(5)	38	33	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		100	1	0	1	0
SOG	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		300	(2)	23	21	0
UAG	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	3,100	4	(28)	0	(24)

							$201	$303	$924	$(420)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized (Depreciation)	Asset	Liability
SOG	Receive	DJUBSF3T Index	30,279	3-Month U.S. Treasury Bill rate plus a specified spread	02/18/2014	$16,770		$(55)	$0	$(55)

Total Swap Agreements							$201	$236	$924	$(487)

(4)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(f)	Securities with an aggregate market value of $195 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,390	$0	$2,390
Corporate Bonds & Notes
Banking & Finance	0	3,437	0	3,437
Industrials	0	2,547	0	2,547
U.S. Government Agencies	0	912	0	912
U.S. Treasury Obligations	0	448,984	0	448,984
Mortgage-Backed Securities	0	7,739	0	7,739
Asset-Backed Securities	0	4,024	0	4,024
Sovereign Issues	0	26,027	0	26,027
Short-Term Instruments
Repurchase Agreements	0	4,937	0	4,937
	$0	$500,997	$0	$500,997
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,719	$0	$0	$3,719

Total Investments	$3,719	$500,997	$0	$504,716

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	44	465	0	509
Over the counter	0	1,661	0	1,661
	$44	$2,126	$0	$2,170
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(80)	0	0	(80)
Over the counter	0	(1,147)	(110)	(1,257)
	$(80)	$(1,147)	$(110)	$(1,337)
Totals	$3,683	$501,976	$(110)	$505,549

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$1,249	$0	$(1,218)	$0	$3	$(34)	$0	$0	$0	$0
Mortgage-Backed Securities	909	0	0	0	0	(52)	0	(857)	0	0
	$2,158	$0	$(1,218)	$0	$3	$(86)	$0	$(857)	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(187)	$0	$0	$0	$0	$77	$0	$0	$(110)	$77

Totals	$1,971	$0	$(1,218)	$0	$3	$(9)	$0	$(857)	$(110)	$77

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Financial Derivative Instruments - Liabilities
Over the counter	$(110)	Indicative Market Quotation	Broker Quote	0.08 - 0.58

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

Consolidated Schedule of Investments

PIMCO Real Return Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.7%
BANK LOAN OBLIGATIONS 0.1%
AES Corporation
3.750% due 06/01/2018		$4,174	$4,210
Community Health Systems, Inc.
2.419% due 07/25/2014		304	305
HCA, Inc.
2.669% due 05/02/2016		5,175	5,179

Total Bank Loan Obligations (Cost $9,621)			9,694

CORPORATE BONDS & NOTES 3.4%
BANKING & FINANCE 2.7%
Abbey National Treasury Services PLC
1.818% due 04/25/2014		37,000	37,166
Allstate Life Global Funding Trusts CPI Linked Bond
1.777% due 11/25/2016		2,500	2,539
Ally Financial, Inc.
0.000% due 06/15/2015		2,000	1,925
2.439% due 12/01/2014		2,000	2,020
3.439% due 02/11/2014		44,900	45,176
3.645% due 06/20/2014		1,000	1,017
4.500% due 02/11/2014		8,700	8,749
Banco Bradesco S.A.
2.338% due 05/16/2014		10,000	10,010
Banco do Brasil S.A.
4.500% due 01/22/2015		16,150	16,594
Banco Santander Brasil S.A.
2.343% due 03/18/2014		56,600	56,607
4.250% due 01/14/2016		10,000	10,362
Credit Agricole Home Loan SFH
0.992% due 07/21/2014		40,600	40,728
Eksportfinans ASA
0.890% due 06/16/2015	JPY	100,000	915
2.000% due 09/15/2015		$9,100	8,986
2.375% due 05/25/2016		3,600	3,551
2.875% due 11/16/2016	CHF	400	449
5.500% due 05/25/2016		$1,000	1,058
5.500% due 06/26/2017		4,750	5,027
Export-Import Bank of Korea
4.000% due 01/29/2021		2,700	2,779
4.125% due 09/09/2015		3,100	3,272
5.125% due 06/29/2020		3,300	3,638
8.125% due 01/21/2014		500	502
International Lease Finance Corp.
6.500% due 09/01/2014		5,500	5,706
6.750% due 09/01/2016		1,300	1,456
7.125% due 09/01/2018		21,600	25,110
Intesa Sanpaolo SpA
2.638% due 02/24/2014		22,100	22,165
3.125% due 01/15/2016		22,400	22,837
3.625% due 08/12/2015		5,000	5,147
Korea Development Bank
4.375% due 08/10/2015		600	632
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		4,500	968
Merrill Lynch & Co., Inc.
0.674% due 07/22/2014	EUR	100	138
Morgan Stanley
0.543% due 01/09/2014		$1,300	1,300
1.838% due 01/24/2014		29,100	29,124
Qatari Diar Finance Co.
5.000% due 07/21/2020		500	550
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		700	746
5.499% due 07/07/2015		1,000	1,060
SLM Corp. CPI Linked Bond
1.445% due 11/01/2016		2,975	2,868
2.584% due 04/01/2014		160	160
2.964% due 03/01/2014		145	144
3.014% due 02/01/2014		1,134	1,135
3.035% due 03/15/2015		60	59
3.084% due 01/31/2014		1,837	1,835
3.114% due 02/01/2014		40	40

Societe Generale S.A.
1.296% due 04/11/2014		45,000	45,111

			431,361

INDUSTRIALS 0.6%
Anglo American Capital PLC
9.375% due 04/08/2014		1,945	1,988
CSN Islands Corp.
6.875% due 09/21/2019		600	626
D.R. Horton, Inc.
5.625% due 09/15/2014		2,700	2,784
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		500	406
Jones Group, Inc.
5.125% due 11/15/2014		10,000	10,300
Lennar Corp.
5.500% due 09/01/2014		1,500	1,543
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015		6,109	6,734
Masco Corp.
5.850% due 03/15/2017		4,300	4,741
New York Times Co.
5.000% due 03/15/2015		8,500	8,904
Noble Group Ltd.
4.875% due 08/05/2015		6,800	7,098
Pearson Dollar Finance PLC
6.250% due 05/06/2018		19,200	21,912
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		10,200	8,466
RPM International, Inc.
6.500% due 02/15/2018		8,550	9,692
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,940
Trane U.S., Inc.
5.500% due 04/01/2015		6,000	6,331
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,161	3,564
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		700	824

			99,853

UTILITIES 0.1%
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		2,500	2,697
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		4,590	4,728
Qtel International Finance Ltd.
4.750% due 02/16/2021		200	210
5.000% due 10/19/2025		1,000	998
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	34,000	321
1.850% due 07/28/2014		34,000	321
4.500% due 03/24/2014	EUR	5,300	7,334

			16,609

Total Corporate Bonds & Notes (Cost $534,877)			547,823

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
0.225% due 07/25/2037		$1,424	1,339
0.265% due 01/25/2021		7	7
0.295% due 03/25/2036		529	490
0.316% due 04/25/2035		31	31
0.515% due 07/25/2037 - 05/25/2042		565	566
0.605% due 05/25/2036		512	514
0.610% due 02/25/2037		2,380	2,387
1.344% due 06/01/2043 - 10/01/2044		1,919	1,965
1.477% due 04/01/2032		38	39
1.525% due 02/01/2032		6	6
1.660% due 04/01/2027		78	82
1.840% due 11/01/2033		38	39
1.892% due 10/01/2033		4	4
1.964% due 02/01/2034		38	40
2.036% due 04/01/2033		459	491
2.271% due 09/01/2034		43	45
2.365% due 05/01/2035		375	399
2.369% due 05/25/2035		52	54
2.505% due 05/01/2036		57	61
3.041% due 04/01/2035		186	198
4.412% due 12/01/2036		166	176
4.595% due 09/01/2034		117	124
6.500% due 06/25/2028		63	71

Federal Housing Administration
7.430% due 12/01/2020		46	45
Freddie Mac
0.205% due 12/25/2036		1,104	1,099
0.425% due 08/25/2031		346	338
0.437% due 01/15/2037		33	33
0.445% due 09/25/2031		876	817
1.342% due 02/25/2045		1,494	1,513
1.544% due 07/25/2044		312	318
2.087% due 07/01/2036		210	222
2.141% due 09/01/2036		214	226
2.245% due 10/01/2036		125	133
2.350% due 01/01/2034		397	419
2.565% due 06/01/2033		319	339
2.664% due 01/01/2034		458	488
4.500% due 07/15/2020		2,000	2,139
6.500% due 01/25/2028		30	34
7.000% due 10/15/2030		76	87
Ginnie Mae
0.567% due 06/16/2031 - 03/16/2032		63	64
1.625% due 07/20/2035 - 12/20/2035		1,016	1,054
3.500% due 01/01/2044		1,000	1,008
NCUA Guaranteed Notes
2.650% due 10/29/2020		4,629	4,762
Small Business Administration
5.902% due 02/10/2018		2,016	2,198

Total U.S. Government Agencies (Cost $25,699)			26,464

U.S. TREASURY OBLIGATIONS 102.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)(i)		636,181	653,676
0.125% due 04/15/2017		92,362	94,992
0.125% due 04/15/2018 (i)		577,253	588,978
0.125% due 01/15/2022		679,622	653,021
0.125% due 07/15/2022 (e)		1,844,448	1,766,562
0.125% due 01/15/2023 (e)		313,477	295,954
0.375% due 07/15/2023		574,829	554,104
0.500% due 04/15/2015		225,666	230,805
0.625% due 07/15/2021		1,010,020	1,025,367
0.625% due 02/15/2043		120,820	92,867
1.125% due 01/15/2021		273,185	287,111
1.250% due 04/15/2014 (g)(i)		23,550	23,716
1.250% due 07/15/2020		1,286,553	1,376,712
1.375% due 01/15/2020		352,972	379,169
1.625% due 01/15/2015 (e)(g)(i)		476,646	491,355
1.750% due 01/15/2028		248,326	265,777
1.875% due 07/15/2015 (g)(i)		213,479	225,187
1.875% due 07/15/2019 (e)		374,493	416,389
2.000% due 01/15/2014 (e)(i)		3,897	3,896
2.000% due 01/15/2016 (e)(i)		838,767	894,564
2.000% due 01/15/2026		580,213	642,722
2.125% due 01/15/2019		197,736	220,931
2.125% due 02/15/2040		24,356	27,346
2.375% due 01/15/2025		496,927	571,311
2.375% due 01/15/2027		379,351	436,980
2.500% due 07/15/2016 (e)		535,793	588,263
2.500% due 01/15/2029		141,390	166,000
2.625% due 07/15/2017 (e)		401,225	451,597
3.375% due 04/15/2032		58,446	77,735
3.625% due 04/15/2028		993,935	1,314,325
3.875% due 04/15/2029		962,682	1,319,062
U.S. Treasury Notes
0.500% due 10/15/2014 (i)		183	183
2.750% due 11/15/2023 (e)		117,700	114,951

Total U.S. Treasury Obligations (Cost $16,647,225)			16,251,608

MORTGAGE-BACKED SECURITIES 3.0%
Adjustable Rate Mortgage Trust
2.874% due 08/25/2035		2,330	2,158
4.987% due 10/25/2035		2,607	2,355
American General Mortgage Loan Trust
5.150% due 03/25/2058		2,107	2,131
American Home Mortgage Assets Trust
0.355% due 05/25/2046		931	688
0.375% due 10/25/2046		13,158	8,586
American Home Mortgage Investment Trust
1.849% due 09/25/2045		1,958	1,816
Arran Residential Mortgages Funding PLC
1.668% due 11/19/2047	EUR	12,745	17,777
Banc of America Commercial Mortgage Trust
0.340% due 06/10/2049		$295	294
5.492% due 02/10/2051		530	580
5.633% due 04/10/2049		485	487

5.649% due 06/10/2049	10,000	11,064
5.734% due 05/10/2045	12,525	13,673
5.746% due 02/10/2051	10,000	11,062
Banc of America Funding Corp.
3.694% due 01/20/2047 ^	588	475
5.753% due 10/25/2036 ^	543	439
5.837% due 01/25/2037	436	346
5.888% due 04/25/2037 ^	340	282
Banc of America Mortgage Securities, Inc.
2.804% due 12/25/2034	1,649	1,644
Banc of America Mortgage Trust
2.739% due 07/25/2035	2,169	2,075
Banc of America Re-REMIC Trust
5.633% due 02/17/2051	6,800	7,285
BCAP LLC Trust
0.335% due 01/25/2037 ^	3,029	2,209
5.222% due 03/26/2037	3,577	3,302
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035	3,107	3,116
2.401% due 02/25/2036 ^	715	501
2.660% due 10/25/2035	2,707	2,721
2.743% due 11/25/2030	150	151
2.761% due 01/25/2034	525	527
2.786% due 01/25/2034	1,575	1,566
2.793% due 03/25/2035	2,593	2,592
2.831% due 02/25/2034	2,365	2,326
2.861% due 05/25/2047 ^	2,988	2,513
3.082% due 11/25/2034	345	352
Bear Stearns Alt-A Trust
2.484% due 08/25/2036 ^	668	279
2.556% due 08/25/2036 ^	673	461
2.649% due 05/25/2035	132	131
2.672% due 11/25/2036	2,047	1,513
2.708% due 09/25/2035	187	165
Bear Stearns Commercial Mortgage Securities Trust
5.654% due 06/11/2040	774	775
Chase Mortgage Finance Trust
2.722% due 02/25/2037	195	198
2.730% due 02/25/2037	258	258
5.008% due 12/25/2035	3,396	3,365
Chaseflex Trust
0.665% due 06/25/2035	542	375
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.345% due 07/25/2036	914	796
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035	931	926
2.200% due 09/25/2035	3,357	3,319
2.290% due 09/25/2035	3,373	3,316
2.510% due 10/25/2035	498	489
2.540% due 05/25/2035	935	910
2.550% due 10/25/2035	937	909
2.591% due 07/25/2046 ^	2,626	2,090
2.825% due 03/25/2034	369	369
2.845% due 09/25/2037 ^	879	726
5.255% due 08/25/2035	1,667	1,638
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	80	80
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	2,956	3,024
Commercial Mortgage Trust
3.156% due 07/10/2046	13,305	13,707
Countrywide Alternative Loan Trust
0.335% due 01/25/2037 ^	758	614
0.347% due 02/20/2047	166	110
0.362% due 12/20/2046	10,042	7,183
0.377% due 07/20/2046 ^	9,625	5,804
0.487% due 11/20/2035	1,323	1,092
0.865% due 10/25/2035	351	277
1.071% due 12/25/2035	2,621	1,996
2.820% due 02/25/2037 ^	7,959	6,882
5.500% due 10/25/2033	1,310	1,367
6.000% due 10/25/2032	2	2
6.000% due 01/25/2037 ^	4,708	3,905
6.000% due 02/25/2037 ^	160	117
6.500% due 08/25/2032	1,468	1,486
Countrywide Home Loan Mortgage Pass-Through Trust
0.455% due 04/25/2035	973	845
0.505% due 06/25/2035	4,367	3,814
2.504% due 11/25/2034	32	30
2.520% due 04/20/2035	333	338
2.561% due 01/20/2035	364	356
2.620% due 03/25/2037 ^	533	363
2.640% due 04/20/2036 ^	521	413
2.738% due 02/25/2047 ^	624	506
4.819% due 11/20/2034	695	648
4.933% due 04/25/2035 ^	1,533	1,358

5.034% due 01/20/2035		297	293
5.085% due 02/20/2036 ^		333	293
5.500% due 11/25/2035 ^		475	446
5.500% due 04/25/2038		1,449	1,429
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		1,462	1,580
5.467% due 09/15/2039		375	408
Credit Suisse First Boston Mortgage Securities Corp.
2.329% due 07/25/2033		38	39
2.459% due 04/25/2034		275	276
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		313	201
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037 ^		632	385
DECO Series
0.674% due 01/27/2020	GBP	1,168	1,885
Deutsche ALT-A Securities, Inc.
5.031% due 10/25/2035		$457	399
Deutsche Mortgage Securities, Inc.
5.230% due 06/26/2035		2,667	2,689
First Horizon Alternative Mortgage Securities
2.192% due 09/25/2034		724	708
2.207% due 06/25/2034		1,218	1,185
6.250% due 08/25/2037 ^		537	448
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		2,282	2,171
Granite Mortgages PLC
0.642% due 01/20/2044		294	292
Greenpoint Mortgage Funding Trust
0.385% due 06/25/2045		84	76
Greenwich Capital Commercial Funding Corp.
0.308% due 11/05/2021		88	87
5.444% due 03/10/2039		700	770
GSR Mortgage Loan Trust
2.660% due 11/25/2035		2,449	2,378
2.671% due 09/25/2035		919	922
2.783% due 04/25/2035		193	185
2.870% due 05/25/2035		1,942	1,775
5.032% due 11/25/2035		239	235
5.045% due 11/25/2035 ^		2,579	2,391
HarborView Mortgage Loan Trust
0.355% due 07/21/2036		1,434	1,154
0.386% due 05/19/2035		15	14
0.406% due 03/19/2036		1,525	1,123
0.416% due 01/19/2036		3,009	2,014
0.476% due 11/19/2035		1,902	1,589
0.507% due 06/20/2035		497	469
2.477% due 04/19/2034		350	349
2.566% due 01/19/2035		1,606	1,601
HomeBanc Mortgage Trust
0.435% due 10/25/2035		3,773	3,311
2.499% due 04/25/2037 ^		1,538	870
Impac CMB Trust
1.065% due 10/25/2033		419	413
Indus Eclipse PLC
0.685% due 01/25/2020	GBP	36	57
IndyMac Mortgage Loan Trust
0.365% due 06/25/2047		$3,818	2,984
0.465% due 11/25/2035 ^		369	219
0.465% due 06/25/2037 ^		556	277
2.503% due 12/25/2034		241	223
2.519% due 10/25/2034		1,137	1,106
2.580% due 01/25/2036		472	386
2.695% due 11/25/2035 ^		127	112
4.613% due 06/25/2036		719	688
4.643% due 08/25/2035		449	373
4.643% due 08/25/2035 ^		358	297
4.644% due 09/25/2035 ^		207	11
4.830% due 10/25/2035		377	322
4.933% due 11/25/2035		1,257	1,212
5.223% due 08/25/2036		1,115	1,091
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		13,300	14,578
5.794% due 02/12/2051		1,210	1,358
JPMorgan Mortgage Trust
2.459% due 06/25/2036		97	87
2.470% due 08/25/2035		1,289	1,281
2.482% due 10/25/2035		323	264
2.756% due 08/25/2035		69	69
2.774% due 07/25/2035		257	256
2.813% due 07/25/2035		454	457
3.339% due 04/25/2035		151	155
5.067% due 06/25/2035		147	148
5.093% due 11/25/2035		903	863
5.243% due 07/25/2035		2,114	2,165

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		5,610	6,190
5.866% due 09/15/2045		10,995	12,217
Luminent Mortgage Trust
0.345% due 12/25/2036		1,887	1,389
MASTR Adjustable Rate Mortgages Trust
0.375% due 04/25/2046		3,363	2,507
2.183% due 12/25/2033		3,021	2,978
2.623% due 11/21/2034		1,456	1,495
2.834% due 12/25/2033		118	117
MASTR Alternative Loan Trust
0.565% due 03/25/2036		1,261	287
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.607% due 12/15/2030		411	403
0.647% due 06/15/2030		234	228
0.867% due 11/15/2031		260	256
0.907% due 09/15/2030		116	114
1.027% due 08/15/2032		563	552
2.609% due 10/20/2029		139	139
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036		961	882
0.415% due 11/25/2035		2,394	2,269
0.897% due 03/25/2030		132	129
1.073% due 11/25/2029		86	84
1.165% due 10/25/2035		1,926	1,896
1.596% due 10/25/2035		4,019	3,907
2.143% due 12/25/2034		1,399	1,434
2.229% due 02/25/2033		2,240	2,144
2.380% due 10/25/2035		1,145	1,147
2.454% due 02/25/2034		3,119	3,117
2.532% due 02/25/2035		1,216	1,200
5.080% due 09/25/2035		530	508
5.392% due 05/25/2036		1,763	1,751
5.425% due 12/25/2035		424	405
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		4,437	4,937
Morgan Stanley Capital Trust
5.910% due 06/11/2049		2,960	3,307
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		450	346
Morgan Stanley Re-REMIC Trust
5.804% due 08/15/2045		5,000	5,474
New York Mortgage Trust
2.755% due 05/25/2036		703	619
Nomura Asset Acceptance Corp.
5.233% due 02/25/2036 ^		293	243
5.820% due 03/25/2047		730	731
6.138% due 03/25/2047		676	677
Opera Germany PLC
0.444% due 10/20/2014	EUR	1,850	2,500
Permanent Master Issuer PLC
1.527% due 07/15/2042		8,900	12,249
Provident Funding Mortgage Loan Trust
2.504% due 08/25/2033		$1,549	1,554
2.573% due 04/25/2034		69	69
RBSSP Resecuritization Trust
2.374% due 12/26/2036		1,977	1,995
Residential Accredit Loans, Inc. Trust
0.345% due 06/25/2046		4,406	2,063
0.445% due 12/25/2045		2,311	1,608
0.465% due 08/25/2035		187	149
1.503% due 09/25/2045		251	203
3.534% due 09/25/2035 ^		668	516
Residential Asset Securitization Trust
0.565% due 01/25/2046 ^		121	64
5.000% due 08/25/2019		283	292
5.500% due 06/25/2033		476	496
6.250% due 10/25/2036 ^		1,776	1,370
Salomon Brothers Mortgage Securities, Inc.
6.500% due 09/25/2033		1,234	1,243
Sequoia Mortgage Trust
0.367% due 07/20/2036		3,587	3,254
0.866% due 10/19/2026		91	91
0.879% due 05/20/2034		1,732	1,627
0.927% due 10/20/2027		124	118
0.967% due 10/20/2027		227	220
1.067% due 12/20/2032		219	215
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	1,517	2,030
Structured Adjustable Rate Mortgage Loan Trust
0.485% due 10/25/2035		$1,499	1,314
1.534% due 01/25/2035		43	34
1.849% due 10/25/2037 ^		501	313
2.267% due 09/25/2036 ^		1,260	791
2.495% due 04/25/2034		30	30
2.507% due 08/25/2035		289	266

2.527% due 11/25/2035 ^	434	332
2.557% due 09/25/2035	1,987	1,899
2.576% due 09/25/2034	57	57
2.906% due 02/25/2034	844	846
5.038% due 05/25/2036	1,500	1,379
Structured Asset Mortgage Investments Trust
0.285% due 08/25/2036	8,552	6,245
0.295% due 03/25/2037	308	237
0.355% due 07/25/2046	8,557	7,095
0.375% due 04/25/2036	1,555	1,122
0.375% due 05/25/2046	6,315	5,002
0.416% due 07/19/2035	2,193	2,133
0.475% due 12/25/2035	523	391
0.826% due 09/19/2032	429	412
0.826% due 10/19/2034	11	10
0.866% due 03/19/2034	560	558
Structured Asset Securities Corp.
5.500% due 05/25/2035	491	512
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.455% due 01/25/2034	97	95
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	1,230	264
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020	3,164	3,133
WaMu Mortgage Pass-Through Certificates
0.425% due 11/25/2045	6,645	6,092
0.455% due 07/25/2045	57	54
0.455% due 10/25/2045	5,635	5,260
0.505% due 01/25/2045	2,395	2,262
0.588% due 10/25/2044	749	700
0.738% due 07/25/2044	3,579	3,450
0.839% due 03/25/2047	10,694	8,438
0.909% due 05/25/2047	1,382	1,202
0.959% due 12/25/2046	5,145	4,269
1.123% due 06/25/2046	176	163
1.143% due 02/25/2046	1,254	1,183
1.340% due 05/25/2041	2	2
1.343% due 11/25/2042	2	2
1.543% due 06/25/2042	270	249
2.016% due 01/25/2037 ^	2,969	2,442
2.086% due 12/25/2036 ^	1,938	1,650
2.127% due 04/25/2037	2,043	1,612
2.206% due 03/25/2033	5,107	5,101
2.207% due 02/27/2034	1,982	1,966
2.363% due 12/25/2035	109	100
2.409% due 02/25/2037 ^	5,092	4,132
2.425% due 09/25/2035	4,111	3,819
2.454% due 06/25/2033	141	140
2.482% due 12/25/2035	1,161	1,073
2.488% due 03/25/2035	313	311
2.530% due 03/25/2034	209	208
4.465% due 05/25/2037 ^	4,721	3,884
5.901% due 08/25/2046	6,435	5,878
Washington Mutual MSC Mortgage Pass-Through Certificates
1.109% due 05/25/2046	2,704	1,930
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035	2,611	2,594
2.616% due 01/25/2035	892	866
2.628% due 03/25/2035	847	848
2.628% due 03/25/2036	4,897	4,710
2.629% due 10/25/2035	455	460
2.631% due 04/25/2036	637	618
2.633% due 04/25/2036	1,225	1,210
2.636% due 06/25/2035	322	322
4.996% due 03/25/2036	505	500
5.160% due 10/25/2035	2,719	2,662
5.500% due 05/25/2022	863	883
6.000% due 08/25/2036	4,212	4,270

Total Mortgage-Backed Securities (Cost $430,663)		476,300

ASSET-BACKED SECURITIES 2.0%
Access Group, Inc.
1.538% due 10/27/2025	15,246	15,402
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	115	115
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.785% due 05/25/2035	1,800	1,363
Ares CLO Ltd.
0.469% due 03/12/2018	7,123	7,102
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.525% due 10/25/2035	3,300	2,983
Asset-Backed Funding Certificates Trust
0.865% due 06/25/2034	3,113	2,964

Babson CLO, Inc.
0.489% due 11/10/2019		5,712	5,648
Bear Stearns Asset-Backed Securities Trust
0.275% due 11/25/2036		744	516
0.825% due 10/25/2032		3	3
1.165% due 10/25/2037		1,195	1,129
BlackRock Senior Income Series Corp.
0.482% due 04/20/2019		1,672	1,636
Carrington Mortgage Loan Trust
0.485% due 10/25/2035		44	44
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		209	212
Countrywide Asset-Backed Certificates
0.315% due 02/25/2037		3,323	2,970
0.415% due 04/25/2036		2,350	2,299
0.555% due 11/25/2034		1,183	1,172
0.765% due 08/25/2035		457	433
0.785% due 08/25/2035		1,325	1,208
Denver Arena Trust
6.940% due 11/15/2019		87	90
Dryden Leveraged Loan CDO
0.488% due 05/22/2017		899	895
0.571% due 08/08/2022	EUR	6,939	9,364
Equity One Mortgage Pass-Through Trust
0.465% due 04/25/2034		$154	132
First Alliance Mortgage Loan Trust
0.168% due 12/20/2027		8	8
First Franklin Mortgage Loan Trust
0.645% due 05/25/2035		1,100	1,000
Galaxy CLO Ltd.
0.478% due 04/25/2019		2,266	2,251
Globaldrive BV
1.845% due 04/20/2018	EUR	42	58
GSAMP Trust
0.535% due 03/25/2047		$3,000	1,769
HSBC Home Equity Loan Trust
0.317% due 03/20/2036		3,007	2,950
HSI Asset Securitization Corp. Trust
0.435% due 02/25/2036		2,300	1,710
Hyundai Capital Auto Funding Ltd.
1.165% due 09/20/2016		1,474	1,464
Lehman XS Trust
0.565% due 10/25/2035		1,586	1,531
Long Beach Mortgage Loan Trust
0.960% due 02/25/2035		1,000	967
Magi Funding PLC
0.591% due 04/11/2021	EUR	5,681	7,723
Merrill Lynch Mortgage Investors Trust
0.245% due 09/25/2037		$141	37
0.285% due 02/25/2037		173	80
Morgan Stanley ABS Capital, Inc. Trust
0.965% due 07/25/2037		427	398
Morgan Stanley Dean Witter Capital, Inc. Trust
1.515% due 02/25/2033		1,411	1,341
Morgan Stanley Home Equity Loan Trust
0.870% due 12/25/2034		928	919
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^		231	184
6.000% due 07/25/2047 ^		300	239
Mountain View Funding CLO Ltd.
0.504% due 04/15/2019		905	898
MSIM Peconic Bay Ltd.
0.522% due 07/20/2019		760	760
Octagon Investment Partners Ltd.
0.538% due 11/28/2018		884	877
Pacifica CDO Corp.
0.498% due 01/26/2020		1,645	1,635
Panhandle-Plains Higher Education Authority, Inc.
0.747% due 10/01/2018		332	332
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.815% due 10/25/2034		1,900	1,825
1.155% due 09/25/2034		977	867
1.215% due 12/25/2034		118	119
Popular ABS Mortgage Pass-Through Trust
0.255% due 06/25/2047 ^		17	16
Renaissance Home Equity Loan Trust
0.665% due 12/25/2033		758	740
Residential Asset Mortgage Products Trust
0.335% due 05/25/2036		393	387
Sherwood Castle Funding PLC
0.705% due 06/15/2016	GBP	1,000	1,646
SLC Student Loan Trust
4.750% due 06/15/2033		$10,599	9,613
SLM Student Loan Trust
0.318% due 04/26/2021		137	136
0.547% due 06/17/2024	EUR	1,464	1,984

1.138% due 07/25/2023		$10,582	10,710
1.738% due 04/25/2023		175,953	181,478
1.817% due 12/15/2017		200	201
2.350% due 04/15/2039		671	671
3.417% due 05/16/2044		5,311	5,633
Soundview Home Loan Trust
0.305% due 12/25/2036		1,074	1,048
South Carolina Student Loan Corp.
0.989% due 03/02/2020		13,500	13,492
Specialty Underwriting & Residential Finance Trust
0.225% due 01/25/2038		11	11
Structured Asset Investment Loan Trust
0.525% due 10/25/2035		1,081	1,045
Structured Asset Securities Corp.
1.669% due 04/25/2035		388	371
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.745% due 01/25/2033		7	6
Titrisocram
1.145% due 05/25/2020	EUR	93	128
Wood Street CLO BV
0.587% due 03/29/2021		3,663	4,948

Total Asset-Backed Securities (Cost $312,899)			323,886

SOVEREIGN ISSUES 7.4%
Australia Government Bond
5.500% due 04/21/2023	AUD	64,900	64,066
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	987,000	294,716
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014 (b)		7,917	8,014
6.000% due 05/15/2015 (b)		6,100	6,228
10.000% due 01/01/2023		6,600	2,370
Instituto de Credito Oficial
2.044% due 03/25/2014	EUR	122,500	168,978
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		44,373	61,320
2.100% due 09/15/2016 (b)		63,860	90,655
2.100% due 09/15/2017 (b)		70,257	99,572
2.100% due 09/15/2021 (b)		4,863	6,537
3.100% due 09/15/2026 (b)		3,385	4,756
Mexico Government International Bond
3.660% due 03/19/2015 (b)	MXN	116,180	8,917
4.000% due 11/15/2040 (b)		13,156	1,032
4.010% due 01/30/2020 (b)		1,365,900	104,224
4.750% due 06/14/2018		313,700	23,483
6.500% due 06/09/2022		514,300	39,919
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	15,500	16,197
2.750% due 11/20/2025		66,600	74,479
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	69,500	53,603
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	26,900	38,418

Total Sovereign Issues (Cost $1,203,593)			1,167,484

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 01/30/2014 (c)		5,000	4,801
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,370

Total Preferred Securities (Cost $17,203)			18,171

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (d) 0.0%			585

U.S. TREASURY BILLS 0.0%
0.118% due 02/06/2014 - 12/11/2014 (a)(e)(i)		$2,285	2,283

Total Short-Term Instruments (Cost $2,868)		2,868

Total Investments in Securities (Cost $19,184,648)		18,824,298

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	19,623	196

Total Short-Term Instruments (Cost $196)		196

Total Investments in Affiliates (Cost $196)		196

Total Investments 118.7% (Cost $19,184,844)		$18,824,494
Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $(16,766))		(7,198)
Other Assets and Liabilities, net (18.7%)		(2,958,778)

Net Assets 100.0%		$15,858,518

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$585	Freddie Mac 2.100% due 10/17/2022	$(597)	$585	$585

Total Repurchase Agreements						$(597)	$585	$585

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPG	0.190%	09/23/2013	10/08/2014	$(74,313)	$(74,352)
	0.190%	12/23/2013	10/08/2014	(72,706)	(72,710)
BSN	0.120%	11/05/2013	01/06/2014	(62,740)	(62,752)
	0.150%	12/03/2013	01/06/2014	(239,970)	(239,999)
	0.210%	09/06/2013	09/05/2014	(124,950)	(125,036)
	0.210%	12/20/2013	09/05/2014	(11,529)	(11,530)
	0.210%	12/23/2013	09/05/2014	(113,202)	(113,209)
GRE	0.000%	12/16/2013	01/06/2014	(18,163)	(18,163)
	0.120%	11/14/2013	01/13/2014	(322,789)	(322,842)
	0.160%	11/06/2013	01/06/2014	(19,932)	(19,936)
	0.170%	12/02/2013	01/31/2014	(12,604)	(12,606)
	0.180%	12/11/2013	01/10/2014	(19,796)	(19,798)
	0.200%	09/16/2013	09/22/2014	(149,769)	(149,859)
	0.200%	09/16/2013	10/03/2014	(99,524)	(99,583)
JPS	0.160%	12/17/2013	01/21/2014	(14,817)	(14,818)
	0.170%	12/12/2013	01/10/2014	(31,246)	(31,248)
RDR	0.160%	12/05/2013	01/16/2014	(59,704)	(59,711)
	0.160%	12/06/2013	01/16/2014	(191,465)	(191,488)
	0.170%	12/13/2013	01/13/2014	(18,488)	(18,489)
	0.180%	12/16/2013	01/15/2014	(8,088)	(8,089)
	0.180%	12/17/2013	01/14/2014	(135,850)	(135,861)
	0.180%	12/18/2013	01/14/2014	(53,816)	(53,820)
TDM	0.200%	11/05/2013	08/18/2014	(124,859)	(124,899)
	0.200%	11/05/2013	08/21/2014	(124,859)	(124,899)
	0.200%	11/05/2013	08/25/2014	(124,859)	(124,899)
	0.200%	12/18/2013	08/21/2014	(18,951)	(18,953)
	0.200%	12/19/2013	08/21/2014	(105,689)	(105,697)
	0.200%	12/19/2013	08/25/2014	(43,385)	(43,388)
	0.200%	12/20/2013	08/25/2014	(80,880)	(80,885)

Total Reverse Repurchase Agreements					$(2,479,519)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.050%		12/31/2013	01/03/2014	$(29,192)	$(29,188)
	0.090%		01/02/2014	01/15/2014	(118,612)	(118,518)
	0.180%		12/11/2013	01/10/2014	(16,148)	(16,146)
	0.200%		12/19/2013	01/09/2014	(14,143)	(14,136)
BPG	0.220%		12/31/2013	01/10/2014	(40,617)	(40,594)
FOB	0.100%		12/31/2013	01/02/2014	(97,604)	(97,612)
	0.130%		12/31/2013	01/07/2014	(28,694)	(28,683)
	0.150%		12/17/2013	01/08/2014	(8,689)	(8,685)
	0.151%		12/17/2013	01/21/2014	(22,654)	(22,437)
GSC	0.000%		12/31/2013	01/02/2014	(19,633)	(19,633)
TDM	(0.150%	)	01/02/2014	01/03/2014	(59,239)	(59,243)
	0.130%		11/13/2013	01/13/2014	(180,317)	(180,275)
	0.140%		11/06/2013	01/06/2014	(40,082)	(40,097)

Total Sale-Buyback Transactions						$(675,247)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $2,505,170 at a weighted average interest rate of 0.163%.
(3)	Payable for sale-buyback transactions includes $(230) of deferred price drop on sale-buyback transactions.

(e)	Securities with an aggregate market value of $3,132,943 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	707	$(250)	$(354)

Total Written Options				$(250)	$(354)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2015	500	$(23)	$34	$(77)
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	16	29	6	0
30-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	387	847	363	0
90-Day Eurodollar December Futures	Long	12/2015	3,656	220	0	(183)
90-Day Eurodollar March Futures	Long	03/2016	10,053	(7,750)	0	(503)
90-Day Eurodollar September Futures	Long	09/2015	4,077	30	0	(204)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	7,994	(12,904)	0	(749)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	710	(509)	0	(122)
U.S. Treasury 30-Year Bond March Futures	Long	03/2014	1,212	(1,348)	0	(568)

Total Futures Contracts				$(21,408)	$403	$(2,406)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$7,400	$765	$63	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	09/16/2016	$288,500	$483	$1,037	$0	$(79)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	456,380	99,314	61,554	5,231	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	457,200	36,299	15,172	5,830	0
Receive	3-Month USD-LIBOR	3.250%	12/18/2043	200	25	4	2	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY 36,270,000	(3,845)	(1,152)	1,154	0

					$132,276	$76,615	$12,217	$(79)

Total Swap Agreements					$133,041	$76,678	$12,219	$(79)

(g)	Securities with an aggregate market value of $50,679 and cash of $33,059 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(h)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	BRL	95,657		$41,872	$1,327	$0
	01/2014		$2,353	AUD	2,581	0	(49)
	01/2014		40,834	BRL	95,657	0	(288)
BPS	01/2014	BRL	10,084		$4,523	249	0
	01/2014		$4,305	BRL	10,084	0	(30)
	02/2014		2,259	JPY	232,700	0	(49)
	03/2014	MXN	816,823		$62,398	151	0
	03/2014		$945	MXN	12,349	0	(4)
BRC	01/2014	NZD	56,270		$46,078	0	(198)
	03/2014	MXN	78,636		5,994	1	0
CBK	01/2014	BRL	32,666		14,554	708	0
	01/2014	EUR	190,089		256,768	0	(4,738)
	01/2014		$13,944	BRL	32,666	0	(99)
	01/2014		165,887	EUR	120,515	25	(119)
	02/2014	EUR	119,206		$164,107	118	0
DUB	01/2014	BRL	86,606		38,252	1,543	0
	01/2014		$36,970	BRL	86,606	0	(261)
	01/2014		341,332	EUR	249,786	2,298	0
	02/2014	EUR	249,786		$341,320	0	(2,305)
FBF	01/2014	BRL	449,114		191,716	1,353	0
	01/2014	EUR	164,193		222,065	0	(3,815)
	01/2014		$191,560	BRL	449,114	0	(1,197)
	02/2014	BRL	449,114		$190,050	1,216	0
	02/2014	GBP	939		1,550	0	(4)
HUS	01/2014	BRL	46,148		20,057	496	0
	01/2014		$19,700	BRL	46,148	0	(139)
	02/2014	JPY	1,372,647		$13,823	786	0
	03/2014	MXN	391,116		30,038	233	0
JPM	01/2014	BRL	216,585		94,782	2,980	0
	01/2014		$92,455	BRL	216,585	0	(653)
MSC	01/2014	BRL	154,872		$66,667	1,022	0
	01/2014		$66,251	BRL	154,872	0	(607)
	02/2014	BRL	116,199		$49,354	497	0
	03/2014	MXN	444,089		33,619	0	(223)
RBC	02/2014		$2,213	EUR	1,608	0	(1)
SOG	01/2014	AUD	211,759		$193,345	4,302	0
	01/2014		$185,145	AUD	209,178	1,594	0
	02/2014	AUD	209,178		$184,789	0	(1,595)
UAG	01/2014	BRL	77,305		33,000	233	0
	01/2014		$32,833	BRL	77,305	0	(66)
	01/2014		561	DKK	3,135	17	0
	01/2014		45,927	NZD	56,270	350	0
	02/2014	BRL	77,305		$32,578	74	0
	02/2014	EUR	25,063		34,523	44	0
	02/2014	NZD	56,270		45,832	0	(350)
WST	01/2014	EUR	16,019		21,554	0	(484)

Total Forward Foreign Currency Contracts						$21,617	$(17,274)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$131,900	$6,707	$5,159

Total Purchased Options							$6,707	$5,159

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	$553,200	$(6,639)	$(590)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	911,000	(951)	(1,683)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014	823,800	(984)	(45)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014	823,800	(3,500)	(6,315)
HUS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.000%	01/27/2014	EUR 18,500	(134)	(12)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500%	01/27/2014	18,500	(137)	(3)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	$822,500	(1,912)	(1,520)
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	569,400	(3,892)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014	569,400	(5,741)	(303)

							$(23,890)	$(10,471)

Inflation-capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (4)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$20,600	$(177)	$(106)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	264,700	(2,362)	(279)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	34,000	(439)	(34)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	38,300	(287)	(29)
	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	50,000	(495)	(292)

						$(3,760)	$(740)

Total Written Options						$(27,650)	$(11,211)

(4)	YOY options may have a series of expirations.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	RPM International, Inc.	(1.030%)	03/20/2018	0.558%	$8,550	$0	$(170)	$0	$(170)
	Trane US, Inc.	(0.660%)	06/20/2015	0.208%	6,000	0	(42)	0	(42)
BPS	Intesa Sanpaolo SpA	(3.000%)	03/20/2014	0.108%	1,000	40	(47)	0	(7)
	Lennar Corp.	(5.000%)	09/20/2014	0.265%	1,500	(50)	(5)	0	(55)
BRC	Intesa Sanpaolo SpA	(3.000%)	03/20/2014	0.108%	2,200	81	(97)	0	(16)
	New York Times Co.	(1.000%)	03/20/2015	0.141%	1,000	58	(69)	0	(11)
	Tate & Lyle International Finance PLC	(1.150%)	06/20/2016	0.260%	3,500	0	(79)	0	(79)
CBK	Intesa Sanpaolo SpA	(1.000%)	09/20/2015	0.470%	5,000	157	(205)	0	(48)
	Masco Corp.	(1.920%)	03/20/2017	0.650%	4,300	0	(177)	0	(177)
	Pearson Dollar Finance PLC	(0.690%)	06/20/2018	0.417%	3,500	0	(43)	0	(43)
DUB	D.R. Horton, Inc.	(1.000%)	09/20/2014	0.150%	2,700	149	(167)	0	(18)
	Jones Group, Inc.	(1.000%)	12/20/2014	0.391%	10,000	320	(383)	0	(63)
	Kinder Morgan, Inc.	(1.000%)	03/20/2016	0.534%	2,500	76	(103)	0	(27)
	Macy’s Retail Holdings, Inc.	(6.950%)	09/20/2015	0.117%	3,000	0	(363)	0	(363)
	New York Times Co.	(5.000%)	03/20/2015	0.141%	7,500	(735)	274	0	(461)
	Pearson Dollar Finance PLC	(0.720%)	06/20/2018	0.417%	11,000	0	(149)	0	(149)
GST	Intesa Sanpaolo SpA	(3.000%)	03/20/2014	0.108%	EUR 11,600	673	(791)	0	(118)
MYC	Macy’s Retail Holdings, Inc.	(2.470%)	09/20/2015	0.108%	$10,000	0	(418)	0	(418)
RYL	Springleaf Finance Corp.	(1.820%)	12/20/2017	2.474%	5,000	0	117	117	0
SOG	Pearson Dollar Finance PLC	(1.040%)	06/20/2018	0.417%	3,500	0	(97)	0	(97)
	Royal Bank of Scotland Group PLC	(3.000%)	03/20/2015	0.339%	1,000	(1)	(32)	0	(33)

						$768	$(3,046)	$117	$(2,395)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$50,000	$330	$(1,351)	$0	$(1,021)
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	19,200	223	933	1,156	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		6,600	37	154	191	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		36,800	(359)	2,839	2,480	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		16,600	193	355	548	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		$55,300	(13)	8	0	(5)
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		37,300	41	(942)	0	(901)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		11,700	252	(491)	0	(239)
BRC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	3,400	4	94	98	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	34,200	42	(306)	0	(264)
	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016		$115,600	0	(542)	0	(542)
	Receive	3-Month USD-CPURNSA Index	1.908%	04/15/2017		134,600	0	(590)	0	(590)
	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		209,800	52	(739)	0	(687)

CBK	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	16,400	256	731	987	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		71,000	109	1,946	2,055	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		4,300	54	7	61	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		18,400	234	374	608	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$78,000	1,506	(3,099)	0	(1,593)
DUB	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	17,200	379	657	1,036	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		54,400	(5)	1,580	1,575	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		4,500	54	9	63	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		15,200	191	311	502	0
	Receive	3-Month USD-CPURNSA Index	1.940%	10/07/2016		$22,700	0	(93)	0	(93)
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		24,200	0	(17)	0	(17)
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		18,700	(2)	0	0	(2)
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017		37,100	0	(921)	0	(921)
	Receive	3-Month USD-CPURNSA Index	2.005%	09/06/2017		100,000	0	(287)	0	(287)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		1,500	0	(23)	0	(23)
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	11,800	19	692	711	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		21,000	17	591	608	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		15,600	113	107	220	0
	Pay	1-Year BRL-CDI	8.935%	01/02/2017	BRL	26,500	24	(743)	0	(719)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		323,200	(387)	(2,116)	0	(2,503)
	Receive	3-Month USD-CPURNSA Index	2.095%	08/29/2017		$88,700	0	(594)	0	(594)
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	88,650	1,048	4,288	5,336	0
	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	63,200	39	(2,180)	0	(2,141)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		238,600	(77)	(1,770)	0	(1,847)
	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016		$468,700	(876)	(334)	0	(1,210)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		98,100	0	(2,524)	0	(2,524)
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017		213,100	0	(1,238)	0	(1,238)
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		115,800	9	(610)	0	(601)
HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017		BRL200	0	(7)	0	(7)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		249,100	(236)	(1,692)	0	(1,928)
JPM	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	50,000	(44)	1,491	1,447	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		19,000	(183)	1,463	1,280	0
	Pay	1-Year BRL-CDI	9.010%	01/02/2017	BRL	19,300	210	(671)	0	(461)
	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016		$31,700	0	(95)	0	(95)
MYC	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	17,600	(64)	1,123	1,059	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		15,500	171	47	218	0
	Pay	1-Year BRL-CDI	8.220%	01/02/2017	BRL	116,800	(100)	(4,025)	0	(4,125)
RYL	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	19,000	(182)	1,462	1,280	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		4,600	47	18	65	0
	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016		$66,700	0	(257)	0	(257)
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		444,400	246	(10,984)	0	(10,738)
SOG	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	22,400	(192)	1,701	1,509	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		14,000	182	17	199	0
UAG	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		50,000	60	1,388	1,448	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	201,600	237	(1,798)	0	(1,561)

							$3,659	$(16,653)	$26,740	$(39,734)

	Total Swap Agreements						$4,427	$(19,699)	$26,857	$(42,129)

(i)	Securities with an aggregate market value of $42,352 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$9,694	$0	$9,694
Corporate Bonds & Notes
Banking & Finance	0	431,361	0	431,361
Industrials	0	96,289	3,564	99,853
Utilities	0	16,609	0	16,609
U.S. Government Agencies	0	26,419	45	26,464
U.S. Treasury Obligations	0	16,251,608	0	16,251,608
Mortgage-Backed Securities	0	476,300	0	476,300
Asset-Backed Securities	0	322,307	1,579	323,886
Sovereign Issues	0	1,167,484	0	1,167,484
Preferred Securities
Banking & Finance	13,370	4,801	0	18,171
Short-Term Instruments
Repurchase Agreements	0	585	0	585
U.S. Treasury Bills	0	2,283	0	2,283

	$13,370	$18,805,740	$5,188	$18,824,298

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$196	$0	$0	$196

Total Investments	$13,566	$18,805,740	$5,188	$18,824,494

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	403	12,219	0	12,622
Over the counter	0	53,633	0	53,633
	$403	$65,852	$0	$66,255

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,760)	(79)	0	(2,839)

Over the counter	0	(69,874)	(740)	(70,614)
	$(2,760)	$(69,953)	$(740)	$(73,453)

Totals	$11,209	$18,801,639	$4,448	$18,817,296

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$11,352	$0	$(11,075)	$6	$30	$(313)	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	1,704	0	(1,706)	(5)	56	(49)	0	0	0	0
Industrials	3,898	0	(235)	(2)	(3)	(94)	0	0	3,564	(62)
U.S. Government Agencies	11,127	0	(11,101)	0	53	(34)	0	0	45	0
Mortgage-Backed Securities	7,727	0	0	(3)	0	(439)	0	(7,285)	0	0
Asset-Backed Securities	3,267	0	(1,669)	7	21	(47)	0	0	1,579	(22)

	$39,075	$0	$(25,786)	$3	$157	$(976)	$0	$(7,285)	$5,188	$(84)

Financial Derivative Instruments - Liabilities
Over the counter	$(1,271)	$0	$0	$0	$0	$531	$0	$0	$(740)	$531

Totals	$37,804	$0	$(25,786)	$3	$157	$(445)	$0	$(7,285)	$4,448	$447

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$3,564	Third Party Vendor	Broker Quote	112.75
U.S. Government Agencies	45	Benchmark Pricing	Base Price	97.77
Asset-Backed Securities	115	Benchmark Pricing	Base Price	100.00
	1,464	Third Party Vendor	Broker Quote	99.32

Financial Derivative Instruments – Liabilities
Over the counter	(740)	Indicative Market Quotation	Broker Quote	0.08 - 0.58

Total	$4,448

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.2%
BANK LOAN OBLIGATIONS 0.1%
Community Health Systems, Inc.
2.419% due 07/25/2014		$32	$33
HCA, Inc.
2.669% due 05/02/2016		1,725	1,726

Total Bank Loan Obligations (Cost $1,755)			1,759

CORPORATE BONDS & NOTES 2.4%
BANKING & FINANCE 2.4%
Abbey National Treasury Services PLC
1.818% due 04/25/2014		200	201
Ally Financial, Inc.
2.439% due 12/01/2014		1,100	1,111
3.439% due 02/11/2014		1,800	1,811
3.645% due 06/20/2014		100	102
4.500% due 02/11/2014		600	603
6.750% due 12/01/2014		500	525
Banco Bradesco S.A.
2.338% due 05/16/2014		2,300	2,302
Banco Santander Brasil S.A.
2.343% due 03/18/2014		6,600	6,601
4.250% due 01/14/2016		1,600	1,658
BPCE S.A.
1.988% due 02/07/2014		9,000	9,014
CIT Group, Inc.
4.750% due 02/15/2015		800	831
5.250% due 04/01/2014		2,200	2,227
Citigroup, Inc.
1.694% due 01/13/2014		2,000	2,001
Credit Agricole Home Loan SFH
0.992% due 07/21/2014		2,800	2,809
Danske Bank A/S
1.294% due 04/14/2014		7,500	7,515
Ford Motor Credit Co. LLC
8.000% due 06/01/2014		500	515
GATX Financial Corp.
5.800% due 03/01/2016		300	325
International Lease Finance Corp.
6.500% due 09/01/2014		300	311
6.750% due 09/01/2016		300	336
7.125% due 09/01/2018		600	698
Morgan Stanley
1.838% due 01/24/2014		9,200	9,208
RCI Banque S.A.
2.116% due 04/11/2014		7,500	7,523
Societe Generale S.A.
1.296% due 04/11/2014		8,000	8,020
Stone Street Trust
5.902% due 12/15/2015		7,000	7,506
Turkiye Garanti Bankasi A/S
2.742% due 04/20/2016		900	875

			74,628

INDUSTRIALS 0.0%
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		700	581
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		439	495

			1,076

UTILITIES 0.0%
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	2,000	19
1.850% due 07/28/2014		2,000	19
			38

Total Corporate Bonds & Notes (Cost $74,795)			75,742

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
0.845% due 02/25/2041		$1,243	1,247

1.344% due 09/01/2044 - 10/01/2044		53	54
Freddie Mac
0.767% due 12/15/2037		1,088	1,098
2.087% due 07/01/2036		200	211
2.141% due 09/01/2036		204	215
2.245% due 10/01/2036		119	127
NCUA Guaranteed Notes
0.729% due 12/08/2020		1,284	1,298
2.650% due 10/29/2020		2,620	2,696

Total U.S. Government Agencies (Cost $6,819)			6,946

U.S. TREASURY OBLIGATIONS 107.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2018 (d)(g)		144,041	146,967
0.125% due 01/15/2022 (d)		131,762	126,605
0.125% due 07/15/2022 (d)		685,896	656,933
0.125% due 01/15/2023 (d)		352,410	332,711
0.375% due 07/15/2023		460,705	444,095
0.625% due 07/15/2021 (d)		12,642	12,834
0.625% due 02/15/2043		88,629	68,124
0.750% due 02/15/2042		131,703	105,861
1.125% due 01/15/2021 (d)		151,858	159,599
1.250% due 07/15/2020 (d)		206,569	221,045
1.375% due 07/15/2018		46,029	49,927
1.375% due 01/15/2020 (d)		114,696	123,209
1.750% due 01/15/2028		120,596	129,070
1.875% due 07/15/2019 (d)		33,361	37,093
2.000% due 01/15/2026		76,603	84,855
2.125% due 01/15/2019 (d)		3,916	4,375
2.125% due 02/15/2040		82,552	92,688
2.375% due 01/15/2025		83,012	95,438
2.375% due 01/15/2027		214,131	246,660
2.500% due 01/15/2029		64,528	75,760
3.375% due 04/15/2032		11,579	15,400
3.625% due 04/15/2028		48,806	64,538
3.875% due 04/15/2029		71,533	98,014

Total U.S. Treasury Obligations (Cost $3,566,890)			3,391,801

MORTGAGE-BACKED SECURITIES 1.5%
Banc of America Commercial Mortgage Trust
0.340% due 06/10/2049		11	11
5.492% due 02/10/2051		210	230
5.649% due 06/10/2049		11	11
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035		23	24
2.250% due 08/25/2035		43	43
2.600% due 03/25/2035		72	73
2.793% due 03/25/2035		18	18
2.848% due 01/25/2035		311	309
Chase Mortgage Finance Trust
5.008% due 12/25/2035		226	224
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		28	28
2.290% due 09/25/2035		48	47
2.540% due 05/25/2035		22	22
2.825% due 03/25/2034		254	254
Countrywide Alternative Loan Trust
0.335% due 05/25/2047		5,560	4,762
Countrywide Home Loan Mortgage Pass-Through Trust
0.505% due 06/25/2035		174	152
Credit Suisse Commercial Mortgage Trust
5.467% due 09/15/2039		187	204
DBUBS Mortgage Trust
3.386% due 07/10/2044		6,700	6,994
Granite Master Issuer PLC
0.445% due 12/20/2054	EUR	773	1,056
GS Mortgage Securities Trust
4.592% due 08/10/2043		$1,100	1,192
GSR Mortgage Loan Trust
2.627% due 01/25/2036 ^		346	325
2.671% due 09/25/2035		184	185
Holmes Master Issuer PLC
1.577% due 10/15/2054	EUR	2,843	3,928
HomeBanc Mortgage Trust
0.435% due 10/25/2035		$353	309
Indus Eclipse PLC
0.685% due 01/25/2020	GBP	844	1,347
JPMorgan Mortgage Trust
5.067% due 06/25/2035		$932	939
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	232
Merrill Lynch Mortgage Investors Trust
1.596% due 10/25/2035		155	150

Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	111
Morgan Stanley Capital Trust
5.910% due 06/11/2049		330	369
Permanent Master Issuer PLC
1.527% due 07/15/2042	EUR	800	1,101
RBSSP Resecuritization Trust
2.258% due 07/26/2045		$3,990	3,916
Residential Asset Securitization Trust
0.565% due 01/25/2046 ^		523	279
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	1,253	1,677
Structured Adjustable Rate Mortgage Loan Trust
5.080% due 03/25/2036 ^		$545	457
5.500% due 12/25/2034		402	391
Thornburg Mortgage Securities Trust
6.102% due 09/25/2037		1,232	1,286
WaMu Mortgage Pass-Through Certificates
0.435% due 07/25/2045		1,862	1,716
0.485% due 08/25/2045		9,305	9,027
1.213% due 01/25/2046		3,715	3,569
Wells Fargo Mortgage-Backed Securities Trust
2.628% due 03/25/2036		394	379
5.160% due 10/25/2035		171	168

Total Mortgage-Backed Securities (Cost $43,789)			47,515

ASSET-BACKED SECURITIES 1.0%
Ares CLO Ltd.
0.469% due 03/12/2018		170	169
Babson CLO, Inc.
0.489% due 11/10/2019		635	628
BlackRock Senior Income Series Corp.
0.482% due 04/20/2019		418	409
Callidus Debt Partners CLO Fund Ltd.
0.504% due 04/17/2020		656	656
Citibank Omni Master Trust
2.917% due 08/15/2018		7,000	7,107
Countrywide Asset-Backed Certificates
0.345% due 07/25/2036		562	549
0.415% due 04/25/2036		134	131
Galaxy CLO Ltd.
0.478% due 04/25/2019		246	245
Hillmark Funding
0.489% due 05/21/2021		5,900	5,750
HSI Asset Securitization Corp. Trust
0.435% due 02/25/2036		500	372
Magi Funding PLC
0.591% due 04/11/2021	EUR	520	707
Mountain View Funding CLO Ltd.
0.504% due 04/15/2019		$452	449
MSIM Peconic Bay Ltd.
0.522% due 07/20/2019		158	158
Octagon Investment Partners Ltd.
0.538% due 11/28/2018		123	122
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.185% due 12/25/2034		772	772
Saxon Asset Securities Trust
0.960% due 03/25/2035		1,588	1,359
4.034% due 06/25/2033		231	235
SLC Student Loan Trust
4.750% due 06/15/2033		5,299	4,806
SLM Student Loan Trust
0.537% due 12/15/2023	EUR	4,418	5,986
0.547% due 09/15/2021		997	1,370
Wood Street CLO BV
0.587% due 03/29/2021		140	189

Total Asset-Backed Securities (Cost $32,505)			32,169

SOVEREIGN ISSUES 3.6%
Australia Government Bond
5.500% due 04/21/2023	AUD	7,000	6,910
Instituto de Credito Oficial
2.044% due 03/25/2014	EUR	8,800	12,139
Italy Buoni Poliennali Del Tesoro (b)
1.700% due 09/15/2018		8,471	11,707
2.100% due 09/15/2016		11,427	16,221
2.100% due 09/15/2017		17,043	24,153
2.100% due 09/15/2021		540	726
2.600% due 09/15/2023		3,075	4,177
3.100% due 09/15/2026		423	594
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	22,200	23,199

Slovenia Government International Bond
4.700% due 11/01/2016	EUR	6,800	9,712
Xunta de Galicia
5.763% due 04/03/2017		1,200	1,808
6.131% due 04/03/2018		1,100	1,703

Total Sovereign Issues (Cost $110,284)			113,049

	SHARES
REAL ESTATE INVESTMENT TRUSTS 1.1%
FINANCIALS 1.1%
AvalonBay Communities, Inc.		150,884	17,839
Equity Residential		349,677	18,138

Total Real Estate Investment Trusts (Cost $38,350)			35,977

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%			936

U.S. TREASURY BILLS 0.0%
0.127% due 11/13/2014 - 12/11/2014 (a)(d)		$1,074	1,073

Total Short-Term Instruments (Cost $2,009)			2,009

Total Investments in Securities (Cost $3,877,196)			3,706,967

	SHARES
INVESTMENTS IN AFFILIATES 9.1%
SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short-Term Floating NAV Portfolio		28,768,447	287,828

Total Short-Term Instruments (Cost $287,844)			287,828

Total Investments in Affiliates (Cost $287,844)			287,828

Total Investments 126.3% (Cost $4,165,040)			$3,994,795
Financial Derivative Instruments (e)(f) 0.6% (Cost or Premiums, net $(1,663))			20,245
Other Assets and Liabilities, net (26.9%)			(853,239)

Net Assets 100.0%			$3,161,801

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$ 936	Freddie Mac 2.080% due 10/17/2022	$(955)	$936	$936

Total Repurchase Agreements						$(955)	$936	$936

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPG	0.190%	09/23/2013	10/08/2014	$(103,388)	$(103,443)
BSN	0.160%	12/11/2013	01/08/2014	(279,693)	(279,720)
GRE	0.170%	12/02/2013	01/13/2014	(38,629)	(38,634)
JPS	0.160%	12/17/2013	01/21/2014	(249,439)	(249,457)
	0.170%	12/12/2013	01/10/2014	(8,263)	(8,264)
TDM	0.200%	09/20/2013	10/03/2014	(99,998)	(100,056)

Total Reverse Repurchase Agreements					$(779,574)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.090%	01/02/2014	01/15/2014	$(12,559)	$(12,515)
	0.180%	12/11/2013	01/10/2014	(22,711)	(22,706)
	0.180%	12/18/2013	01/14/2014	(68,541)	(68,510)

Total Sale-Buyback Transactions					$(103,731)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $625,655 at a weighted average interest rate of 0.140%.
(3)	Payable for sale-buyback transactions includes $(58) of deferred price drop on sale-buyback transactions.

(d)	Securities with an aggregate market value of $872,290 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options On Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	222	$(77)	$(111)

Total Written Options				$(77)	$(111)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	5	$5	$2	$0
90-Day Eurodollar December Futures	Long	12/2015	1,954	(557)	0	(98)
90-Day Eurodollar March Futures	Long	03/2017	209	169	0	(18)
90-Day Eurodollar September Futures	Long	09/2014	443	154	0	(5)
90-Day Eurodollar September Futures	Long	09/2015	332	3	0	(16)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	103	(148)	0	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	81	(43)	13	(7)

Total Futures Contracts				$(417)	$15	$(154)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	0.750%	09/17/2015		$134,500	$336	$32	$0	$(25)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		10,600	911	588	54	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		14,200	3,090	1,392	163	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		119,000	9,448	3,961	1,517	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	4,700,000	(498)	(91)	150	0

Total Swap Agreements						$13,287	$5,882	$1,884	$(25)

Cash of $11,612 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2014	EUR	69,304		$95,626	$284	$0
BRC	01/2014		$61,372	AUD	69,227	428	0
	02/2014	AUD	69,227		$61,255	0	(428)
	03/2014	GBP	1,102		1,803	0	(21)
CBK	01/2014	AUD	69,227		63,178	1,377	0
	01/2014		$95,411	EUR	69,304	0	(69)
	02/2014	EUR	69,304		$95,409	69	0
DUB	01/2014	ZAR	5,842		597	41	0
HUS	02/2014	JPY	132,200		1,331	76	0
MSC	01/2014	BRL	11,829		5,064	50	0
	01/2014		$5,016	BRL	11,829	0	(2)
	02/2014		5,024		11,829	0	(51)
	03/2014		3,758	MXN	49,636	25	0
UAG	02/2014	EUR	2,240		$3,085	4	0

Total Forward Foreign Currency Contracts						$2,354	$(571)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$13,600	$692	$532

Total Purchased Options							$692	$532

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	6-Month EUR- EURIBOR	Receive	0.550%	01/15/2014	EUR	199,500	$(243)	$(182)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR- EURIBOR	Pay	0.750%	01/15/2014		199,500	(313)	(1)
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR- EURIBOR	Receive	2.000%	01/27/2014		4,000	(37)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR- EURIBOR	Pay	2.500%	01/27/2014		4,000	(34)	(1)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		$57,200	(686)	(61)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		188,600	(197)	(348)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		36,600	(79)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		36,600	(194)	(52)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		176,500	(209)	(10)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014		176,500	(753)	(1,353)
HUS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR- EURIBOR	Receive	2.000%	01/27/2014	EUR	7,100	(52)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR- EURIBOR	Pay	2.500%	01/27/2014		7,100	(52)	(1)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$309,800	(763)	(572)
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		48,500	(336)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		48,500	(507)	(26)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014		20,000	(73)	(1)

								$(4,528)	$(2,616)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (7)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$(4)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	900	(12)	(1)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	4,000	(39)	(4)
	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	2,200	(21)	(13)

						$(111)	$(22)

Total Written Options						$(4,639)	$(2,638)

(7)	YOY options may have a series of expirations.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	GATX Financial Corp.	(1.070%	)	03/20/2016	0.204%	$300	$0	$(6)	$0	$(6)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	SLM Corp.	5.000%	03/20/2016	1.030%	$100	$0	$9	$9	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	CDX.EM-20 5-Year Index	5.000%	12/20/2018	$8,600	$824	$64	$888	$0
JPM	CDX.EM-20 5-Year Index	5.000%	12/20/2018	2,200	210	18	228	0

					$1,034	$82	$1,116	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	47,500	$17	$1,357	$1,374	$0
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		4,800	27	261	288	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		2,500	6	67	73	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		4,800	(45)	368	323	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		14,700	171	314	485	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$3,100	24	(88)	0	(64)
BRC	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023	EUR	2,900	37	58	95	0
	Receive	3-Month USD-CPURNSA Index	2.085%	10/11/2017		$33,100	0	(180)	0	(180)
CBK	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	1,900	30	85	115	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		2,100	3	58	61	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		400	5	1	6	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		5,200	66	106	172	0
DUB	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		30,200	776	1,042	1,818	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		400	5	1	6	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		5,200	65	106	171	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$3,600	26	(100)	0	(74)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		33,100	0	(516)	0	(516)
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	1,500	2	88	90	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		500	4	3	7	0
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		4,900	46	249	295	0
	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	12,300	6	(422)	0	(416)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		7,200	(3)	(52)	0	(55)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		$7,400	0	(190)	0	(190)
	Receive	3-Month USD-CPURNSA Index	2.205%	10/11/2018		27,400	0	(179)	0	(179)
HUS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	5,900	0	(46)	0	(46)
JPM	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	1,500	(14)	116	102	0
	Pay	1-Year BRL-CDI	7.900%	01/02/2015	BRL	27,100	(97)	(168)	0	(265)
MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	1,300	14	4	18	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	11,500	(5)	(84)	0	(89)
RYL	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	1,500	(14)	115	101	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		400	4	2	6	0
UAG	Pay	1-Year BRL-CDI	8.260%	01/02/2015	BRL	109,800	131	(783)	0	(652)
	Pay	1-Year BRL-CDI	10.410%	01/02/2015		6,400	4	1	5	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		29,800	36	(266)	0	(230)

							$1,327	$1,328	$5,611	$(2,956)

Total Return Swaps on Indices

									Swap Agreements, at Value

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
BOA	Receive	DWRTFT Index	16,475	1-Month USD-LIBOR plus a specified spread	01/31/2014	104,574		$548	$548	$0
	Receive	DWRTFT Index	83,367	1-Month USD-LIBOR plus a specified spread	04/29/2014	529,156		2,732	2,732	0
	Receive	DWRTFT Index	5,569	1-Month USD-LIBOR plus a specified spread	04/30/2014	35,347		178	178	0
BRC	Receive	DWRTFT Index	68,244	1-Month USD-LIBOR plus a specified spread	04/29/2014	433,167		2,230	2,230	0
	Receive	DWRTFT Index	31,764	1-Month USD-LIBOR plus a specified spread	05/28/2014	201,616		1,022	1,022	0
	Receive	DWRTFT Index	70,233	1-Month USD-LIBOR plus a specified spread	07/31/2014	445,786		2,284	2,284	0
	Receive	DWRTFT Index	157,489	1-Month USD-LIBOR plus a specified spread	10/31/2014	999,628		5,091	5,091	0
FBF	Receive	DWRTFT Index	33,407	1-Month USD-LIBOR plus a specified spread	01/31/2014	212,044		1,100	1,100	0

								$15,185	$15,185	$0

Total Swap Agreements							$2,361	$16,598	$21,921	$(2,962)

(6)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(g)	Securities with an aggregate market value of $3,940 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,759	$0	$1,759
Corporate Bonds & Notes
Banking & Finance	0	74,628	0	74,628
Industrials	0	581	495	1,076
Utilities	0	38	0	38
U.S. Government Agencies	0	5,648	1,298	6,946
U.S. Treasury Obligations	0	3,391,801	0	3,391,801
Mortgage-Backed Securities	0	47,515	0	47,515
Asset-Backed Securities	0	32,169	0	32,169
Sovereign Issues	0	113,049	0	113,049
Real Estate Investment Trusts
Financials	35,977	0	0	35,977
Short-Term Instruments
Repurchase Agreements	0	936	0	936
U.S. Treasury Bills	0	1,073	0	1,073

	$35,977	$3,669,197	$1,793	$3,706,967

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$287,828	$0	$0	$287,828

Total Investments	$323,805	$3,669,197	$1,793	$3,994,795

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	1,884	0	1,899
Over the counter	0	24,807	0	24,807
	$15	$26,691	$0	$26,706

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(265)	(25)	0	(290)
Over the counter	0	(6,149)	(22)	(6,171)

	$(265)	$(6,174)	$(22)	$(6,461)

Totals	$323,555	$3,689,714	$1,771	$4,015,040

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$341	$0	$(333)	$0	$1	$(9)	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	189	0	(189)	(1)	6	(5)	0	0	0	0
Industrials	542	0	(33)	0	0	(14)	0	0	495	(9)
U.S. Government Agencies	1,391	0	(101)	0	0	8	0	0	1,298	8

	$2,463	$0	$(656)	$(1)	$7	$(20)	$0	$0	$1,793	$(1)
Financial Derivative Instruments - Liabilities
Over the counter	$(37)	$0	$0	$0	$0	$15	$0	$0	$(22)	$15

Totals	$2,426	$0	$(656)	$(1)	$7	$(5)	$0	$0	$1,771	$14

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$495	Third Party Vendor	Broker Quote	112.75
U.S. Government Agencies	1,298	Third Party Vendor	Broker Quote	101.04
Financial Derivative Instruments - Liabilities
Over the counter	(22)	Indicative Market Quotation	Broker Quote	0.09 - 0.58

Total	$1,771

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2015 Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 8.8%
U.S. TREASURY OBLIGATIONS 5.5%
U.S. Treasury Notes
1.750% due 05/15/2023 (b)	$3,200	$2,879

Total U.S. Treasury Obligations (Cost $2,968)		2,879

EXCHANGE-TRADED FUNDS 3.3%
iShares China Large Cap Index Fund	32,100	1,231
Vanguard REIT ETF	7,220	466

Total Exchange-Traded Funds (Cost $1,643)		1,697

Total Investments in Securities (Cost $4,611)		4,576

	SHARES
INVESTMENTS IN AFFILIATES 89.8%
MUTUAL FUNDS (a) 88.6%
PIMCO CommoditiesPLUS® Strategy Fund	167,275	1,793
PIMCO Emerging Markets Bond Fund	317,332	3,395
PIMCO EqS® Emerging Markets Fund	72,581	639
PIMCO EqS Pathfinder Fund®	71,460	855
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	298,621	3,141
PIMCO Global Advantage® Strategy Bond Fund	193,468	2,136
PIMCO High Yield Fund	282,800	2,718
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	214,169	1,720
PIMCO Mortgage Opportunities Fund	20,042	219
PIMCO Real Return Fund	658,935	7,229
PIMCO RealEstateRealReturn Strategy Fund	201,488	772
PIMCO Short-Term Fund	153,601	1,513
PIMCO Small Cap StocksPLUS® AR Strategy Fund	157,510	1,531
PIMCO StocksPLUS® Fund	647,877	6,343
PIMCO Total Return Fund	1,120,409	11,977

Total Mutual Funds (Cost $46,375)		45,981

SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio	51,337	514
PIMCO Short-Term Floating NAV Portfolio III	10,426	104

Total Short-Term Instruments (Cost $618)		618

Total Investments in Affiliates (Cost $46,993)		46,599

Total Investments 98.6% (Cost $51,604)		$51,175
Financial Derivative Instruments (c)(d) 0.6% (Cost or Premiums, net $366)		333
Other Assets and Liabilities, net 0.8%		420

Net Assets 100.0%		$51,928

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
BCY	0.180%	12/20/2013	01/13/2014	$(273)	$(273)

Total Sale-Buyback Transactions					$(273)

(1)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $1,198 at a weighted average interest rate of 0.047%.

(b)	Securities with an aggregate market value of $270 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,750.000	01/18/2014	17	$39	$4
Call - CBOE S&P 500 Index	1,900.000	01/18/2014	37	6	8

Total Purchased Options				$45	$12

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Short	03/2014	19	$(4)	$0	$(6)
Gold 100 oz. February Futures	Short	02/2014	5	21	1	0
Nikkei 225 Index March Futures	Long	03/2014	24	80	12	(6)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	9	(20)	0	(1)
Yen Nikkei 225 Index March Futures	Long	03/2014	8	35	2	0

Total Futures Contracts				$111	$15	$(13)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR	235	$(37)	$(26)	$0	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$1,400	$111	$43	$18	$0

Total Swap Agreements					$74	$17	$18	$0

Cash of $355 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(d) Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	02/2014	JPY	8,700		$85	$2	$0
CBK	03/2014	EUR	688		948	2	0
DUB	02/2014		$75	JPY	7,700	0	(2)
FBF	01/2014	BRL	234		$100	1	0
	01/2014		$99	BRL	234	0	0
	02/2014		89	JPY	9,300	0	(1)
GLM	02/2014	JPY	143,416		$1,390	28	0
HUS	02/2014		$60	JPY	5,976	0	(3)
JPM	02/2014		1,810		179,700	0	(103)
MSC	01/2014	BRL	1,443		$618	6	0
	01/2014		$613	BRL	1,443	0	(1)
	02/2014		613		1,443	0	(6)
SOG	01/2014	AUD	209		$191	4	0

Total Forward Foreign Currency Contracts						$43	$(116)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,300	$40	$54
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,000	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,400	95	114
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	2,900	61	68
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,900	124	138

Total Purchased Options							$320	$374

Swap Agreements:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.781%	$100	$(1)	$2	$1	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		$20	$0	$(1)	$0	$(1)
DUB	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR	200	2	(2)	0	0

							$2	$(3)	$0	$(1)

Total Swap Agreements							$1	$(1)	$1	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$2,879	$0	$2,879
Exchange-Traded Funds	1,697	0	0	1,697
	$1,697	$2,879	$0	$4,576

Investments in Affiliates, at Value
Mutual Funds	45,981	0	0	45,981
Short-Term Instruments
Central Funds Used for Cash Management Purposes	618	0	0	618
	$46,599	$0	$0	$46,599
Total Investments	$48,296	$2,879	$0	$51,175

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	30	0	45
Over the counter	0	418	0	418
	$15	$448	$0	$463

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	0	0	(13)
Over the counter	0	(117)	0	(117)
	$(13)	$(117)	$0	$(130)

Totals	$48,298	$3,210	$0	$51,508

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

Schedule of Investments

PIMCO RealRetirement® 2020 Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 9.7%
U.S. TREASURY OBLIGATIONS 4.5%
U.S. Treasury Notes
1.750% due 05/15/2023	$4,800	$4,319

Total U.S. Treasury Obligations (Cost $4,453)		4,319

EXCHANGE-TRADED FUNDS 5.1%
iShares China Large Cap Index Fund	72,700	2,788
Vanguard FTSE Emerging Markets ETF	12,150	500
Vanguard REIT ETF	24,540	1,584

Total Exchange-Traded Funds (Cost $4,747)		4,872

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		101

Total Short-Term Instruments (Cost $101)		101

Total Investments in Securities (Cost $9,301)		9,292

	SHARES
INVESTMENTS IN AFFILIATES 88.9%
MUTUAL FUNDS (a) 85.8%
PIMCO CommoditiesPLUS® Strategy Fund	487,684	5,228
PIMCO Emerging Markets Bond Fund	444,429	4,755
PIMCO EqS® Emerging Markets Fund	287,558	2,530
PIMCO EqS Pathfinder Fund®	194,461	2,328
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	564,491	5,938
PIMCO Global Advantage® Strategy Bond Fund	337,031	3,721
PIMCO High Yield Fund	396,560	3,811
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	496,767	3,989
PIMCO Mortgage Opportunities Fund	39,581	433
PIMCO Real Return Fund	1,049,730	11,516
PIMCO RealEstateRealReturn Strategy Fund	419,267	1,606
PIMCO Small Cap StocksPLUS® AR Strategy Fund	284,123	2,762
PIMCO StocksPLUS® Fund	1,418,628	13,888
PIMCO Total Return Fund	1,871,007	20,001

Total Mutual Funds (Cost $81,972)		82,506

SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio	192,959	1,931
PIMCO Short-Term Floating NAV Portfolio III	101,713	1,016

Total Short-Term Instruments (Cost $2,948)		2,947

Total Investments in Affiliates (Cost $84,920)		85,453

Total Investments 98.6% (Cost $94,221)		$94,745
Financial Derivative Instruments (c)(d) 0.6% (Cost or Premiums, net $738)		612
Other Assets and Liabilities, net 0.8%		770

Net Assets 100.0%		$96,127

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$101	Freddie Mac 2.080% due 10/17/2022	$(104)	$101	$101

Total Repurchase Agreements						$(104)	$101	$101

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements sale-buyback transactions. The average amount of borrowing while outstanding during the period ended December 31, 2013 was $819 at a weighted average interest rate of 0.112%.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,750.000	01/18/2014	40	$94	$10
Call - CBOE S&P 500 Index	1,900.000	01/18/2014	88	13	18

Total Purchased Options				$107	$28

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Short	03/2014	46	$(10)	$0	$(15)
Gold 100 oz. February Futures	Short	02/2014	11	45	2	0
Nikkei 225 Index March Futures	Long	03/2014	50	168	26	(12)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	18	(35)	0	(3)
Yen Nikkei 225 Index March Futures	Long	03/2014	19	83	4	0

Total Futures Contracts				$251	$32	$(30)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR	490	$(76)	$(53)	$0	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$2,500	$198	$76	$32	$0

Total Swap Agreements					$122	$23	$32	$0

Cash of $689 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	02/2014	JPY	19,400		$190	$6	$0
	03/2014		$211	GBP	129	2	0
CBK	03/2014	EUR	1,888		$2,603	5	0
DUB	02/2014		$163	JPY	16,800	0	(4)
FBF	01/2014	BRL	807		$344	2	0
	01/2014		$343	BRL	807	0	(1)
	02/2014		190	JPY	19,900	0	(1)
GLM	02/2014	JPY	266,197		$2,580	52	0
HUS	02/2014		$225	JPY	22,381	0	(13)
JPM	02/2014		3,365		334,100	0	(191)
MSC	01/2014	BRL	3,031		$1,298	13	0
	01/2014		$1,288	BRL	3,031	0	(3)
	02/2014		1,287		3,031	0	(13)
SOG	01/2014	AUD	317		$289	7	0

Total Forward Foreign Currency Contracts						$87	$(226)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,300	$75	$100
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,800	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	4,400	174	209
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	2,100	0	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	5,400	114	126
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	5,500	234	262

							$597	$698

Foreign Currency Options
Counterparty	Description		Strike Price	Expiration Date		Notional Amount	Cost	Market Value
DUB	Put - OTC EUR versus USD		$1.000	05/22/2015	EUR	520	$26	$1

Total Purchased Options							$623	$699

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013(3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.781%	$300	$(6)	$8	$2	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		$380	$2	$(13)	$0	$(11)
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		34	2	(1)	1	0
DUB	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		50	0	(2)	0	(2)
FBF	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		70	3	(2)	1	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		34	2	(1)	1	0
GST	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		60	(1)	(1)	0	(2)
MYC	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR	600	6	(6)	0	0

							$14	$(26)	$3	$(15)

Total Swap Agreements							$8	$(18)	$5	$(15)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$4,319	$0	$4,319
Exchange-Traded Funds	4,872	0	0	4,872
Short-Term Instruments
Repurchase Agreements	0	101	0	101
	$4,872	$4,420	$0	$9,292
Investments in Affiliates, at Value
Mutual Funds	82,506	0	0	82,506
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,947	0	0	2,947
	$85,453	$0	$0	$85,453

Total Investments	$90,325	$4,420	$0	$94,745

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	32	60	0	92
Over the counter	0	791	0	791
	$32	$851	$0	$883

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(30)	0	0	(30)
Over the counter	0	(241)	0	(241)

	$(30)	$(241)	$0	$(271)

Totals	$90,327	$5,030	$0	$95,357

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

Schedule of Investments

PIMCO RealRetirement® 2025 Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 8.9%
U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Notes
1.750% due 05/15/2023	$2,000	$1,800

Total U.S. Treasury Obligations (Cost $1,855)		1,800

EXCHANGE-TRADED FUNDS 6.1%
iShares China Large Cap Index Fund	61,700	2,366
Vanguard FTSE Emerging Markets ETF	18,260	751
Vanguard REIT ETF	25,980	1,678

Total Exchange-Traded Funds (Cost $4,685)		4,795

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%		420

Total Short-Term Instruments (Cost $420)		420

Total Investments in Securities (Cost $6,960)		7,015

	SHARES
INVESTMENTS IN AFFILIATES 88.1%
MUTUAL FUNDS (a) 82.9%
PIMCO CommoditiesPLUS® Strategy Fund	541,273	5,802
PIMCO Emerging Markets Bond Fund	340,514	3,644
PIMCO EqS® Emerging Markets Fund	251,382	2,212
PIMCO EqS Pathfinder Fund®	173,303	2,074
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	360,176	3,789
PIMCO Global Advantage® Strategy Bond Fund	257,228	2,840
PIMCO High Yield Fund	295,211	2,837
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	581,775	4,672
PIMCO Mortgage Opportunities Fund	33,253	364
PIMCO Real Return Fund	733,745	8,049
PIMCO RealEstateRealReturn Strategy Fund	650,214	2,490
PIMCO Small Cap StocksPLUS® AR Strategy Fund	320,376	3,114
PIMCO StocksPLUS® Fund	1,328,111	13,002
PIMCO Total Return Fund	928,993	9,931

Total Mutual Funds (Cost $64,062)		64,820

SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio	301,797	3,020
PIMCO Short-Term Floating NAV Portfolio III	101,041	1,009

Total Short-Term Instruments (Cost $4,031)		4,029

Total Investments in Affiliates (Cost $68,093)		68,849

Total Investments 97.0% (Cost $75,053)		$75,864
Financial Derivative Instruments (c)(d) 0.6% (Cost or Premiums, net $557)		452
Other Assets and Liabilities, net 2.4%		1,925

Net Assets 100.0%		$78,241

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$420	Freddie Mac 2.080% due 10/17/2022	$(430)	$420	$420

Total Repurchase Agreements						$(430)	$420	$420

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements sale-buyback transactions. The average amount of borrowing while outstanding during the period ended December 31, 2013 was $1,802 at a weighted average interest rate of 0.088%.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,750.000	01/18/2014	39	$89	$9
Call - CBOE S&P 500 Index	1,900.000	01/18/2014	91	14	19

Total Purchased Options				$103	$28

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Short	03/2014	48	$(11)	$0	$(15)
Gold 100 oz. February Futures	Short	02/2014	10	41	1	0
Nikkei 225 Index March Futures	Long	03/2014	48	161	25	(11)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	14	(28)	0	(2)
Yen Nikkei 225 Index March Futures	Long	03/2014	18	79	4	(1)

Total Futures Contracts				$242	$30	$(29)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR	304	$(48)	$(33)	$1	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$1,900	$151	$58	$24	$0

Total Swap Agreements					$103	$25	$25	$0

Cash of $625 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	02/2014	JPY	18,400		$180	$5	$0
CBK	03/2014	EUR	1,008		1,389	3	0
DUB	02/2014		$156	JPY	16,000	0	(4)
FBF	01/2014	BRL	339		$145	1	0
	01/2014		$144	BRL	339	0	(1)
	02/2014		101	JPY	10,600	0	0
GLM	02/2014	JPY	201,195		$1,950	39	0
HUS	02/2014		$133	JPY	13,231	0	(7)
JPM	02/2014		3,000		297,900	0	(171)
MSC	01/2014	BRL	2,062		$883	9	0
	01/2014		$875	BRL	2,062	0	(1)
	02/2014		876		2,062	0	(9)
SOG	01/2014	AUD	211		$193	4	0
UAG	02/2014		$82	JPY	8,500	0	(1)

Total Forward Foreign Currency Contracts						$61	$(194)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$3,300	$57	$77
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,400	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,300	131	157
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,600	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	4,100	87	96
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	4,200	179	200

Total Purchased Options							$454	$530

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.781%	$200	$(4)	$6	$2	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%)	12/20/2017		$20	$0	$(1)	$0	$(1)
DUB	iTraxx Europe 9 10-Year Index 22-100%	(0.250%)	06/20/2018	EUR	300	4	(4)	0	0

						$4	$(5)	$0	$(1)

Total Swap Agreements						$0	$1	$2	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,800	$0	$1,800
Exchange-Traded Funds	4,795	0	0	4,795
Short-Term Instruments
Repurchase Agreements	0	420	0	420
	$4,795	$2,220	$0	$7,015
Investments in Affiliates, at Value
Mutual Funds	64,820	0	0	64,820
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,029	0	0	4,029

	$68,849	$0	$0	$68,849

Total Investments	$73,644	$2,220	$0	$75,864
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	30	53	0	83
Over the counter	0	593	0	593
	$30	$646	$0	$676
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(29)	0	0	(29)
Over the counter	0	(195)	0	(195)

	$(29)	$(195)	$0	$(224)

Totals	$73,645	$2,671	$0	$76,316

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2030 Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 8.2%
U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
1.750% due 05/15/2023	$600	$540

Total U.S. Treasury Obligations (Cost $556)		540

EXCHANGE-TRADED FUNDS 7.5%
iShares China Large Cap Index Fund	112,000	4,295
Vanguard FTSE Emerging Markets ETF	39,860	1,640
Vanguard REIT ETF	40,410	2,609

Total Exchange-Traded Funds (Cost $8,286)		8,544

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		204

Total Short-Term Instruments (Cost $204)		204

Total Investments in Securities (Cost $9,046)		9,288

	SHARES
INVESTMENTS IN AFFILIATES 88.2%
MUTUAL FUNDS (a) 83.7%
PIMCO CommoditiesPLUS® Strategy Fund	937,188	10,047
PIMCO Emerging Markets Bond Fund	494,179	5,288
PIMCO EqS® Emerging Markets Fund	369,355	3,250
PIMCO EqS Pathfinder Fund®	232,481	2,783
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	371,061	3,903
PIMCO Global Advantage® Strategy Bond Fund	277,160	3,060
PIMCO High Yield Fund	417,323	4,010
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,225,860	9,844
PIMCO Long-Term U.S. Government Fund	81,531	750
PIMCO Mortgage Opportunities Fund	42,354	463
PIMCO Real Return Fund	627,359	6,882
PIMCO RealEstateRealReturn Strategy Fund	1,312,160	5,026
PIMCO Small Cap StocksPLUS® AR Strategy Fund	724,135	7,039
PIMCO StocksPLUS® Fund	2,338,442	22,893
PIMCO Total Return Fund	893,393	9,550

Total Mutual Funds (Cost $91,975)		94,788

SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio	343,402	3,436
PIMCO Short-Term Floating NAV Portfolio III	171,395	1,712

Total Short-Term Instruments (Cost $5,150)		5,148

Total Investments in Affiliates (Cost $97,125)		99,936

Total Investments 96.4% (Cost $106,171)		$109,224
Financial Derivative Instruments (c)(d) 0.5% (Cost or Premiums, net $861)		593
Other Assets and Liabilities, net 3.1%		3,507

Net Assets 100.0%		$113,324

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$204	Freddie Mac 2.080% due 10/17/2022	$(208)	$204	$204

Total Repurchase Agreements						$(208)	$204	$204

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $552 at a weighted average interest rate of 0.111%.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,750.000	01/18/2014	77	$175	$18
Call - CBOE S&P 500 Index	1,900.000	01/18/2014	177	27	37

Total Purchased Options				$202	$55

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Short	03/2014	94	$(22)	$0	$(30)
Gold 100 oz. February Futures	Short	02/2014	20	82	3	0
Nikkei 225 Index March Futures	Long	03/2014	86	289	45	(20)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	19	(37)	0	(3)
Yen Nikkei 225 Index March Futures	Long	03/2014	35	153	7	(1)

Total Futures Contracts				$465	$55	$(54)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR	461	$(72)	$(50)	$0	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$2,800	$223	$85	$36	$0

Total Swap Agreements					$151	$35	$36	$0

Cash of $1,102 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	02/2014		$117	JPY	12,100	$0	$(3)
BRC	02/2014	JPY	34,400		$337	10	0
	03/2014		$211	GBP	129	3	0
CBK	02/2014		113	JPY	11,700	0	(1)
	03/2014	EUR	1,462		$2,015	4	0
DUB	02/2014		$171	JPY	17,600	0	(4)
FBF	01/2014	BRL	581		$248	2	0
	01/2014		$247	BRL	581	0	(1)
	02/2014		221	JPY	23,200	0	(1)
GLM	02/2014	JPY	294,055		$2,850	57	0
HUS	02/2014		$404	JPY	40,120	0	(23)
JPM	02/2014		4,850		481,600	0	(276)
MSC	01/2014	BRL	3,093		$1,324	13	0
	01/2014		$1,313	BRL	3,093	0	(2)
	02/2014		1,314		3,093	0	(13)
SOG	01/2014	AUD	315		$288	6	0

Total Forward Foreign Currency Contracts						$95	$(324)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,600	$80	$107
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,900	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	4,700	186	224
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	2,200	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	5,600	118	131
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	5,800	247	276

							$631	$738

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$ 1.000	05/22/2015	EUR	460	$23	$1

Total Purchased Options						$654	$739

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.781%	$300	$(5)	$8	$3	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		$340	$2	$(12)	$0	$(10)
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		25	1	(1)	0	0
DUB	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		40	0	(1)	0	(1)
FBF	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		45	2	(1)	1	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		25	1	(1)	0	0
GST	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		60	(1)	(1)	0	(2)
MYC	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR	500	5	(5)	0	0

							$10	$(22)	$1	$(13)

Total Swap Agreements							$5	$(14)	$4	$(13)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$540	$0	$540
Exchange-Traded Funds	8,544	0	0	8,544
Short-Term Instruments
Repurchase Agreements	0	204	0	204
	$8,544	$744	$0	$9,288

Investments in Affiliates, at Value
Mutual Funds	94,788	0	0	94,788
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,148	0	0	5,148
	$99,936	$0	$0	$99,936

Total Investments	$108,480	$744	$0	$109,224

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55	91	0	146
Over the counter	0	838	0	838
	$55	$929	$0	$984

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(54)	0	0	(54)
Over the counter	0	(337)	0	(337)

	$(54)	$(337)	$0	$(391)

Totals	$108,481	$1,336	$0	$109,817

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

Schedule of Investments

PIMCO RealRetirement® 2035 Fund

December 31, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 8.8%
EXCHANGE-TRADED FUNDS 8.8%
iShares China Large Cap Index Fund	86,100	$3,302
Vanguard FTSE Emerging Markets ETF	25,680	1,056
Vanguard REIT ETF	31,750	2,050

Total Exchange-Traded Funds (Cost $6,231)		6,408

Total Investments in Securities (Cost $6,231)		6,408

INVESTMENTS IN AFFILIATES 85.4%
MUTUAL FUNDS (a) 81.5%
PIMCO CommoditiesPLUS® Strategy Fund	620,138	6,648
PIMCO Emerging Markets Bond Fund	316,100	3,382
PIMCO EqS® Emerging Markets Fund	234,677	2,065
PIMCO EqS Pathfinder Fund®	174,595	2,090
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	111,550	1,174
PIMCO Global Advantage® Strategy Bond Fund	76,916	849
PIMCO High Yield Fund	138,843	1,334
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	849,977	6,825
PIMCO Long-Term U.S. Government Fund	178,290	1,640
PIMCO Mortgage Opportunities Fund	27,703	303
PIMCO Real Return Fund	282,086	3,095
PIMCO RealEstateRealReturn Strategy Fund	904,864	3,466
PIMCO Small Cap StocksPLUS® AR Strategy Fund	628,004	6,104
PIMCO StocksPLUS® Fund	1,677,637	16,424
PIMCO Total Return Fund	347,101	3,711

Total Mutual Funds (Cost $56,594)		59,110

EXCHANGE-TRADED FUNDS 0.4%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	5,005	286

Total Exchange-Traded Funds (Cost $349)		286

SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio	251,691	2,518
PIMCO Short-Term Floating NAV Portfolio III	286	3

Total Short-Term Instruments (Cost $2,521)		2,521

Total Investments in Affiliates (Cost $59,464)		61,917

Total Investments 94.2% (Cost $65,695)		$68,325
Financial Derivative Instruments (b)(c) 0.5% (Cost or Premiums, net $561)		386
Other Assets and Liabilities, net 5.3%		3,794

Net Assets 100.0%		$72,505

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,750.000	01/18/2014	58	$133	$14
Call - CBOE S&P 500 Index	1,900.000	01/18/2014	134	20	28

Total Purchased Options				$153	$42

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Short	03/2014	71	$(16)	$0	$(23)
Gold 100 oz. February Futures	Short	02/2014	16	66	3	0
Nikkei 225 Index March Futures	Long	03/2014	62	207	32	(14)
Yen Nikkei 225 Index March Futures	Long	03/2014	27	118	6	(1)

Total Futures Contracts				$375	$41	$(38)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR	265	$(41)	$(29)	$0	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$1,800	$143	$55	$23	$0

Total Swap Agreements					$102	$26	$23	$0

Cash of $783 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received	Asset	Liability
BPS	02/2014		$90	JPY	9,300	$0	$(2)
BRC	02/2014	JPY	25,600		$251	8	0
CBK	02/2014		$84	JPY	8,700	0	(1)
	03/2014	EUR	900		$1,240	3	0
DUB	02/2014		$121	JPY	12,400	0	(3)
FBF	01/2014	BRL	378		$161	1	0
	01/2014		$161	BRL	378	0	(1)
	02/2014		162	JPY	17,000	0	(1)
GLM	02/2014	JPY	184,687		$1,790	36	0
HUS	02/2014		$172	JPY	17,055	0	(10)
JPM	02/2014		3,404		338,000	0	(194)
MSC	01/2014	BRL	1,959		$839	8	0
	01/2014		$832	BRL	1,959	0	(1)
	02/2014		832		1,959	0	(8)
SOG	01/2014	AUD	210		$192	4	0

Total Forward Foreign Currency Contracts						$60	$(221)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,900	$50	$68
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,300	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,100	123	148
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	3,700	78	86
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,700	158	176

Total Purchased Options							$409	$478

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.781%	$200	$(4)	$6	$2	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		$20	$0	$(1)	$0	$(1)
DUB	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR	200	3	(3)	0	0

							$3	$(4)	$0	$(1)

Total Swap Agreements							$(1)	$2	$2	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value

Exchange-Traded Funds	$6,408	$0	$0	$6,408
Investments in Affiliates, at Value
Mutual Funds	59,110	0	0	59,110
Exchange-Traded Funds	286	0	0	286
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,521	0	0	2,521
	$61,917	$0	$0	$61,917

Total Investments	$68,325	$0	$0	$68,325

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	41	65	0	106
Over the counter	0	540	0	540
	$41	$605	$0	$646

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	0	0	(38)
Over the counter	0	(222)	0	(222)

	$(38)	$(222)	$0	$(260)

Totals	$68,328	$383	$0	$68,711

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2040 Fund

December 31, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 9.5%
EXCHANGE-TRADED FUNDS 9.3%
iShares China Large Cap Index Fund	123,400	$4,733
Vanguard FTSE Emerging Markets ETF	34,440	1,417
Vanguard REIT ETF	46,180	2,981

Total Exchange-Traded Funds (Cost $8,890)		9,131

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		237

Total Short-Term Instruments (Cost $237)		237

Total Investments in Securities (Cost $9,127)		9,368

	SHARES
INVESTMENTS IN AFFILIATES 85.4%
MUTUAL FUNDS (a) 80.2%
PIMCO CommoditiesPLUS® Strategy Fund	969,907	10,397
PIMCO Emerging Markets Bond Fund	345,047	3,692
PIMCO EqS® Emerging Markets Fund	316,705	2,787
PIMCO EqS Pathfinder Fund®	237,803	2,847
PIMCO High Yield Fund	78,094	750
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,329,079	10,673
PIMCO Long-Term U.S. Government Fund	283,746	2,610
PIMCO Mortgage Opportunities Fund	32,537	356
PIMCO Real Return Fund	185,223	2,032
PIMCO RealEstateRealReturn Strategy Fund	1,509,816	5,783
PIMCO Small Cap StocksPLUS® AR Strategy Fund	981,714	9,542
PIMCO StocksPLUS® Fund	2,434,436	23,833
PIMCO Total Return Fund	321,246	3,434

Total Mutual Funds (Cost $74,540)		78,736

EXCHANGE-TRADED FUNDS 0.5%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	8,095	463

Total Exchange-Traded Funds (Cost $564)		463

SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio	463,790	4,640
PIMCO Short-Term Floating NAV Portfolio III	301	3

Total Short-Term Instruments (Cost $4,643)		4,643

Total Investments in Affiliates (Cost $79,747)		83,842

Total Investments 94.9% (Cost $88,874)		$93,210
Financial Derivative Instruments (c)(d) 0.5% (Cost or Premiums, net $810)		504
Other Assets and Liabilities, net 4.6%		4,496

Net Assets 100.0%		$98,210

Notes to Schedule Of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SSB	0.000%	12/31/2013	01/02/2014	$237	Freddie Mac 2.080% due 10/17/2022	$(244)	$237	$237

Total Repurchase Agreements						$(244)	$237	$237

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,750.000	01/18/2014	89	$204	$21
Call - CBOE S&P 500 Index	1,900.000	01/18/2014	201	31	42

Total Purchased Options				$ 235	$ 63

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Short	03/2014	107	$(24)	$0	$(34)
Gold 100 oz. February Futures	Short	02/2014	23	95	3	0
Nikkei 225 Index March Futures	Long	03/2014	92	308	48	(22)
Yen Nikkei 225 Index March Futures	Long	03/2014	41	179	9	(1)

Total Futures Contracts				$558	$60	$(57)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection(1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR	431	$(67)	$(47)	$1	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$2,400	$190	$73	$30	$0

Total Swap Agreements					$123	$26	$31	$0

Cash of $1,139 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	02/2014		$136	JPY	14,000	$0	$(3)
BRC	02/2014	JPY	38,500		$377	12	0
	03/2014		$211	GBP	129	2	0
CBK	01/2014	AUD	214		$195	4	0
	02/2014		$124	JPY	12,900	0	(2)
	03/2014	EUR	1,469		$2,025	4	0
DUB	02/2014		$181	JPY	18,600	0	(4)
FBF	01/2014	BRL	925		$395	3	0
	01/2014		$394	BRL	925	0	(2)
	02/2014		242	JPY	25,400	0	(1)
GLM	02/2014	JPY	250,720		$2,430	49	0
HUS	02/2014		$503	JPY	49,997	0	(29)
JPM	02/2014		4,654		462,100	0	(265)
MSC	01/2014	BRL	3,073		$1,315	13	0
	01/2014		$1,305	BRL	3,073	0	(3)
	02/2014		1,305		3,073	0	(13)

Total Forward Foreign Currency Contracts						$87	$(322)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		$4,100	$71	$96
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,700	1	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		4,200	166	200
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,900	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		4,900	103	114
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		5,000	213	238

								$554	$648

Foreign Currency Options

Counterparty	Description			Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD			$1.000	05/22/2015	EUR	310	$16	$1

Total Purchased Options								$570	$649

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.781%	$200	$(4)	$6	$2	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		$280	$0	$(8)	$0	$(8)
	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		15	1	(1)	0	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		20	1	(1)	0	0
DUB	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		30	0	(1)	0	(1)
FBF	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		10	1	0	1	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		20	1	(1)	0	0
GST	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		40	(1)	0	0	(1)
MYC	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		15	1	(1)	0	0
	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR	500	5	(5)	0	0

							$9	$(18)	$1	$(10)

Total Swap Agreements							$5	$(12)	$3	$(10)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Exchange-Traded Funds	$9,131	$0	$0	$9,131
Short-Term Instruments
Repurchase Agreements	0	237	0	237
	$9,131	$237	$0	$9,368

Investments in Affiliates, at Value
Mutual Funds	78,736	0	0	78,736
Exchange-Traded Funds	463	0	0	463
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,643	0	0	4,643
	$83,842	$0	$0	$83,842

Total Investments	$92,973	$237	$0	$93,210

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	60	94	0	154
Over the counter	0	739	0	739
	$60	$833	$0	$893

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(57)	0	0	(57)
Over the counter	0	(332)	0	(332)
	$(57)	$(332)	$0	$(389)

Totals	$92,976	$738	$0	$93,714

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2045 Fund

December 31, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 9.7%
EXCHANGE-TRADED FUNDS 9.1%
iShares China Large Cap Index Fund	52,700	$2,021
Vanguard FTSE Emerging Markets ETF	19,570	805
Vanguard REIT ETF	23,090	1,491

Total Exchange-Traded Funds (Cost $4,213)		4,317

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		273

Total Short-Term Instruments (Cost $273)		273

Total Investments in Securities (Cost $4,486)		4,590

	SHARES
INVESTMENTS IN AFFILIATES 74.4%
MUTUAL FUNDS (a) 69.9%
PIMCO CommoditiesPLUS® Strategy Fund	425,400	4,560
PIMCO Emerging Markets Bond Fund	88,538	947
PIMCO EqS® Emerging Markets Fund	132,373	1,165
PIMCO EqS Pathfinder Fund®	106,491	1,275
PIMCO High Yield Fund	34,713	333
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	605,433	4,862
PIMCO Long-Term U.S. Government Fund	128,654	1,184
PIMCO Mortgage Opportunities Fund	16,692	183
PIMCO RealEstateRealReturn Strategy Fund	658,576	2,522
PIMCO Small Cap StocksPLUS® AR Strategy Fund	454,864	4,421
PIMCO StocksPLUS® Fund	1,088,368	10,655
PIMCO Total Return Fund	82,583	883

Total Mutual Funds (Cost $31,168)		32,990

EXCHANGE-TRADED FUNDS 0.4%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	3,240	185

Total Exchange-Traded Funds (Cost $231)		185

SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio	190,913	1,910
PIMCO Short-Term Floating NAV Portfolio III	552	6

Total Short-Term Instruments (Cost $1,916)		1,916

Total Investments in Affiliates (Cost $33,315)		35,091

Total Investments 84.1% (Cost $37,801)		$39,681
Financial Derivative Instruments (c)(d) 0.4% (Cost or Premiums, net $330)		202
Other Assets and Liabilities, net 15.5%		7,312

Net Assets 100.0%		$47,195

Notes to Schedule of Investments (amounts In Thousands*, Except Number of Contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$273	Freddie Mac 2.080% due 10/17/2022	$(281)	$273	$273

Total Repurchase Agreements						$(281)	$273	$273

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,750.000	01/18/2014	39	$89	$9
Call - CBOE S&P 500 Index	1,900.000	01/18/2014	91	14	19

				$103	$28

Total Purchased Options				$103	$28

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Short	03/2014	48	$(11)	$0	$(15)
Gold 100 oz. February Futures	Short	02/2014	10	41	1	0
Nikkei 225 Index March Futures	Long	03/2014	40	134	21	(10)
Yen Nikkei 225 Index March Futures	Long	03/2014	17	74	4	0

Total Futures Contracts				$238	$26	$(25)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR	176	$(27)	$(19)	$0	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$1,000	$79	$30	$13	$0

Total Swap Agreements					$52	$11	$13	$0

Cash of $510 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	02/2014		$57	JPY	5,900	$0	$(1)
BRC	02/2014	JPY	16,300		$160	5	0
CBK	01/2014	AUD	106		97	2	0
	02/2014		$53	JPY	5,500	0	(1)
	03/2014	EUR	22		$30	0	0
FBF	01/2014	BRL	309		132	1	0
	01/2014		$131	BRL	309	0	(1)
	02/2014		104	JPY	10,900	0	0
GLM	02/2014	JPY	102,145		$990	20	0
HUS	02/2014		$2,282	JPY	226,600	0	(130)
JPM	02/2014		78		8,000	0	(2)
MSC	01/2014	BRL	1,217		$521	5	0
	01/2014		$517	BRL	1,217	0	(1)
	02/2014		517		1,217	0	(5)

Total Forward Foreign Currency Contracts						$33	$(141)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$1,700	$30	$39
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	700	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	1,700	67	81
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	800	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	2,000	42	47
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,100	90	100
							$229	$267

Total Purchased Options							$229	$267

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.781%	$100	$(2)	$3	$1	$0

Total Swap Agreements						$(2)	$3	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Exchange-Traded Funds	$4,317	$0	$0	$4,317
Short-Term Instruments
Repurchase Agreements	0	273	0	273
	$4,317	$273	$0	$4,590

Investments in Affiliates, at Value
Mutual Funds	32,990	0	0	32,990
Exchange-Traded Funds	185	0	0	185
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,916	0	0	1,916
	$35,091	$0	$0	$35,091

Total Investments	$39,408	$273	$0	$39,681

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26	41	0	67

Over the counter	0	301	0	301
	$26	$342	$0	$368

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(25)	0	0	(25)
Over the counter	0	(141)	0	(141)
	$(25)	$(141)	$0	$(166)

Totals	$39,409	$474	$0	$39,883

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2050 Fund

December 31, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 10.8%
EXCHANGE-TRADED FUNDS 10.5%
iShares China Large Cap Index Fund	85,100	$3,263
Vanguard FTSE Emerging Markets ETF	31,500	1,296
Vanguard REIT ETF	41,850	2,702

Total Exchange-Traded Funds (Cost $7,117)		7,261

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		197

Total Short-Term Instruments (Cost $197)		197

Total Investments in Securities (Cost $7,314)		7,458

INVESTMENTS IN AFFILIATES 80.6%
MUTUAL FUNDS (a) 75.7%
PIMCO CommoditiesPLUS® Strategy Fund	764,603	8,197
PIMCO Emerging Markets Bond Fund	141,978	1,519
PIMCO EqS Pathfinder Fund®	157,583	1,886
PIMCO EqS® Emerging Markets Fund	215,323	1,895
PIMCO High Yield Fund	61,333	589
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	948,987	7,620
PIMCO Long-Term U.S. Government Fund	212,640	1,956
PIMCO Mortgage Opportunities Fund	19,878	217
PIMCO RealEstateRealReturn Strategy Fund	1,177,146	4,509
PIMCO Small Cap StocksPLUS® AR Strategy Fund	662,911	6,444
PIMCO StocksPLUS® Fund	1,684,042	16,487
PIMCO Total Return Fund	112,985	1,208

Total Mutual Funds (Cost $50,012)		52,527

EXCHANGE-TRADED FUNDS 0.4%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	4,720	270

Total Exchange-Traded Funds (Cost $331)		270

SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio	311,256	3,114
PIMCO Short-Term Floating NAV Portfolio III	612	6

Total Short-Term Instruments (Cost $3,120)		3,120

Total Investments in Affiliates (Cost $53,463)		55,917

Total Investments 91.4% (Cost $60,777)		$63,375
Financial Derivative Instruments (c)(d) 0.5% (Cost or Premiums, net $570)		355
Other Assets and Liabilities, net 8.1%		5,606

Net Assets 100.0%		$69,336

Notes to Schedule of Investments (amounts in Thousands*, Except Number of Contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SSB	0.000%	12/31/2013	01/02/2014	$197	Freddie Mac 2.080% due 10/17/2022	$(204)	$197	$197

Total Repurchase Agreements						$(204)	$197	$197

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,750.000	01/18/2014	62	$139	$14
Call - CBOE S&P 500 Index	1,900.000	01/18/2014	143	22	30

Total Purchased Options				$161	$44

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Short	03/2014	77	$(17)	$0	$(24)
Gold 100 oz. February Futures	Short	02/2014	16	66	2	0
Nikkei 225 Index March Futures	Long	03/2014	66	220	35	(16)
Yen Nikkei 225 Index March Futures	Long	03/2014	28	122	6	(1)

Total Futures Contracts				$391	$43	$(41)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR	255	$(40)	$(28)	$0	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$1,600	$127	$49	$21	$0

Total Swap Agreements					$87	$21	$21	$0

Cash of $808 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	02/2014		$97	JPY	10,000	$0	$(2)
BRC	02/2014	JPY	26,900		$264	8	0
	03/2014		$211	GBP	129	2	0
CBK	02/2014		88	JPY	9,100	0	(1)
	03/2014	EUR	719		$991	2	0
DUB	02/2014		$125	JPY	12,800	0	(3)
FBF	01/2014	BRL	344		$147	1	0
	01/2014		$146	BRL	344	0	0
	02/2014		171	JPY	17,900	0	(1)
GLM	02/2014	JPY	167,147		$1,620	33	0
HUS	02/2014		$291	JPY	28,901	0	(17)
JPM	02/2014		3,365		334,100	0	(192)
MSC	01/2014	BRL	1,794		$768	8	0
	01/2014		$762	BRL	1,794	0	(1)
	02/2014		762		1,794	0	(8)
SOG	01/2014	AUD	261		$238	5	0

Total Forward Foreign Currency Contracts						$59	$(225)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,900	$50	$68
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,200	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,900	115	138
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	3,500	74	82
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,600	153	171

							$392	$459

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$1.000	05/22/2015	EUR	280	$14	$1

Total Purchased Options						$406	$460

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.781%	$200	$(3)	$5	$2	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		$230	$1	$(8)	$0	$(7)
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		25	1	(1)	0	0
DUB	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		30	0	(1)	0	(1)
FBF	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		45	2	(1)	1	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		25	1	(1)	0	0
GST	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		40	(1)	0	0	(1)
MYC	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR	200	2	(2)	0	0

							$6	$(14)	$1	$(9)

Total Swap Agreements							$3	$(9)	$3	$(9)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Exchange-Traded Funds	$7,261	$0	$0	$7,261
Short-Term Instruments
Repurchase Agreements	0	197	0	197
	$7,261	$197	$0	$7,458

Investments in Affiliates, at Value
Mutual Funds	52,527	0	0	52,527
Exchange-Traded Funds	270	0	0	270
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,120	0	0	3,120
	$55,917	$0	$0	$55,917

Total Investments	$63,178	$197	$0	$63,375

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	43	65	0	108
Over the counter	0	522	0	522
	$43	$587	$0	$630

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41)	0	0	(41)
Over the counter	0	(234)	0	(234)

	$(41)	$(234)	$0	$(275)

Totals	$63,180	$550	$0	$63,730
There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® Income and Distribution Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 8.5%
U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Notes
1.750% due 05/15/2023	$3,500	$3,149

Total U.S. Treasury Obligations (Cost $3,247)		3,149

	SHARES
EXCHANGE-TRADED FUNDS 3.2%
iShares China Large Cap Index Fund	34,400	1,319
Vanguard REIT ETF	8,660	559

Total Exchange-Traded Funds (Cost $1,825)		1,878

Total Investments in Securities (Cost $5,072)		5,027

INVESTMENTS IN AFFILIATES 92.0%
MUTUAL FUNDS (a) 90.3%
PIMCO CommoditiesPLUS® Strategy Fund	202,719	2,173
PIMCO Emerging Markets Bond Fund	429,774	4,599
PIMCO EqS® Emerging Markets Fund	28,456	250
PIMCO EqS Pathfinder Fund®	72,845	872
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	359,053	3,777
PIMCO Global Advantage® Strategy Bond Fund	221,046	2,440
PIMCO High Yield Fund	409,513	3,936
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	290,690	2,334
PIMCO Mortgage Opportunities Fund	24,453	268
PIMCO Real Return Fund	774,343	8,495
PIMCO RealEstateRealReturn Strategy Fund	254,474	975
PIMCO Short-Term Fund	129,635	1,277
PIMCO Small Cap StocksPLUS® AR Strategy Fund	192,504	1,871
PIMCO StocksPLUS® Fund	618,415	6,054
PIMCO Total Return Fund	1,330,135	14,219

Total Mutual Funds (Cost $53,919)		53,540

SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio	102,549	1,026
PIMCO Short-Term Floating NAV Portfolio III	120	1

Total Short-Term Instruments (Cost $1,027)		1,027

Total Investments in Affiliates (Cost $54,946)		54,567

Total Investments 100.5% (Cost $60,018)		$59,594
Financial Derivative Instruments (b)(c) 0.7% (Cost or Premiums, net $460)		400
Other Assets and Liabilities, net (1.2%)		(694)

Net Assets 100.0%		$59,300

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended December 31, 2013 was $649 at a weighted average interest rate of 0.056%.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,750.000	01/18/2014	16	$35	$4
Call - CBOE S&P 500 Index	1,900.000	01/18/2014	38	6	8

Total Purchased Options				$41	$12

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Short	03/2014	20	$(5)	$0	$(7)
Gold 100 oz. February Futures	Short	02/2014	4	17	1	0
Nikkei 225 Index March Futures	Long	03/2014	24	80	13	(6)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	12	(27)	0	(2)
Yen Nikkei 225 Index March Futures	Long	03/2014	7	31	1	0

Total Futures Contracts				$96	$15	$(15)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR	304	$(47)	$(33)	$1	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$1,600	$127	$49	$20	$0

Total Swap Agreements					$80	$16	$21	$0

Cash of $361 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	02/2014	JPY	8,300		$82	$3	$0
	03/2014		$211	GBP	129	2	0
CBK	03/2014	EUR	945		$1,303	3	0
DUB	02/2014		$72	JPY	7,400	0	(2)
FBF	01/2014	BRL	476		$203	1	0
	01/2014		$203	BRL	476	0	0
	02/2014		87	JPY	9,100	0	0
GLM	02/2014	JPY	170,242		$1,650	33	0
HUS	02/2014		$98	JPY	9,732	0	(6)
JPM	02/2014		2,125		211,000	0	(121)
MSC	01/2014	BRL	1,897		$812	8	0
	01/2014		$806	BRL	1,897	0	(2)
	02/2014		806		1,897	0	(8)
SOG	01/2014	AUD	210		$192	4	0

Total Forward Foreign Currency Contracts						$54	$(139)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		$2,800	$49	$66
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,200	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		2,900	115	138
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		3,600	76	84
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,600	154	171

								$394	$459

Foreign Currency Options

Counterparty	Description			Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD			$ 1.000	05/22/2015	EUR	410	$20	$1

Total Purchased Options								$414	$460

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.781%	$200	$(3)	$5	$2	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		$260	$2	$(10)	$0	$(8)
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		25	1	(1)	0	0
DUB	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		40	0	(1)	0	(1)
FBF	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		40	2	(1)	1	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		24	1	(1)	0	0
GST	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		60	(2)	0	0	(2)
MYC	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR	400	4	(4)	0	0

							$8	$(18)	$1	$(11)

Total Swap Agreements							$5	$(13)	$3	$(11)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$3,149	$0	$3,149
Exchange-Traded Funds	1,878	0	0	1,878
	$1,878	$3,149	$0	$5,027

Investments in Affiliates, at Value
Mutual Funds	53,540	0	0	53,540
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,027	0	0	1,027
	$54,567	$0	$0	$54,567

Total Investments	$56,445	$3,149	$0	$59,594

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	33	0	48
Over the counter	0	517	0	517
	$15	$550	$0	$565

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15)	0	0	(15)
Over the counter	0	(150)	0	(150)
	$(15)	$(150)	$0	$(165)

Totals	$56,445	$3,549	$0	$59,994

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.5%
BANK LOAN OBLIGATIONS 87.3%
ABC Supply Co., Inc.
3.500% due 04/16/2020		$12,968	$13,011
Activision Blizzard, Inc.
3.250% due 10/11/2020		8,728	8,796
Advantage Sales & Marketing, Inc.
4.000% due 11/24/2017		5,384	5,410
8.250% due 06/18/2018		750	761
AES Corporation
3.750% due 06/01/2018		5,671	5,719
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018		15,284	15,475
Albertson’s LLC
4.750% due 03/21/2019		1,150	1,156
Albertson’s, LLC
4.250% due 03/21/2016		14,813	14,930
Alcatel-Lucent USA Inc.
5.750% due 01/30/2019		12,876	12,966
Alinta Energy U.S. Finance LLC
6.375% due 08/13/2018		461	464
Alliance Boots Holdings Limited
3.471% due 07/10/2017	EUR	2,000	2,755
Alliant Techsystems Inc.
3.500% due 11/01/2020		$3,250	3,266
Allison Transmission, Inc.
3.750% due 08/23/2019		13,454	13,546
Allnex USA, Inc.
4.500% due 10/03/2019		2,732	2,761
8.250% due 04/03/2020		3,250	3,360
AMC Entertainment, Inc.
3.500% due 04/30/2020		5,749	5,765
American Renal Holdings Inc.
4.500% due 08/20/2019		11,883	11,935
AmWINS Group, LLC
5.000% due 09/06/2019		8,113	8,165
Ancestry.com Inc.
4.250% due 05/15/2018		5,853	5,870
5.250% due 12/28/2018		3,588	3,607
Apex Tool Group, LLC
4.500% due 02/01/2020		10,611	10,686
Apria Healthcare Group Inc.
6.750% due 04/05/2020		8,704	8,748
Aptalis Pharma, Inc.
6.000% due 10/02/2020		16,362	16,669
ARAMARK Corp.
0.019% - 2.025% due 01/26/2014		103	103
0.019% - 3.650% due 07/26/2016		865	867
Arch Coal Inc.
6.250% due 05/16/2018		12,723	12,573
Ardagh Packaging Finance PLC
4.250% due 12/17/2019		4,000	4,030
Ardent Medical Services, Inc.
6.750% due 07/02/2018		9,864	9,917
ARG IH Corp.
5.000% due 11/15/2020		3,000	3,020
Asurion LLC
4.500% due 05/24/2019		8,637	8,644
Atlantic Aviation FBO, Inc.
3.250% due 06/01/2020		3,124	3,127
Atlantic Broadband Finance, LLC
3.250% due 12/02/2019		8,115	8,105
August LuxUK Holding Company SARL
5.000% due 04/27/2018		1,137	1,148
August U.S. Holding Company, Inc.
5.000% due 04/27/2018		874	883
Autobahn Tank & Rast GmbH
5.000% due 12/05/2019	EUR	1,400	1,944
Avaya, Inc.
5.750% due 10/26/2017		$1,250	1,222
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		16,031	16,071
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		20,787	20,963
Berlin Packaging LLC
4.750% due 04/03/2019		3,930	3,960

Berry Plastics Group, Inc.
3.750% due 01/06/2021	3,850	3,840
Berry Plastics Holding Corp.
3.500% due 02/08/2020	5,493	5,477
Berry Plastics Holdings Corp.
3.500% due 01/09/2021	3,850	3,853
Biomet, Inc.
3.665% - 3.746% due 07/25/2017	20,602	20,792
BJ’s Wholesale Club, Inc.
4.500% due 09/26/2019	9,500	9,570
8.500% due 03/31/2020	3,980	4,072
BMC Software Finance, Inc.
5.000% due 09/10/2020	14,700	14,782
Boyd Gaming Corp.
4.000% due 08/14/2020	7,980	8,033
Brand Energy & Infrastructure Services, Inc.
4.750% due 11/26/2020	13,850	13,938
Brickman Group Holdings, Inc.
4.000% due 12/18/2020	5,750	5,779
7.500% due 12/18/2021	3,550	3,638
Bright Horizons Family Solutions, Inc.
4.000% due 01/30/2020	7,397	7,446
Caesars Entertainment Operating Co.
9.500% due 10/31/2016	486	491
Calpine Construction Finance Co. LP
3.000% due 05/03/2020	10,695	10,634
Calpine Corp.
4.000% due 04/01/2018	4,096	4,129
4.000% due 10/09/2019	3,059	3,084
4.000% due 10/31/2020	3,250	3,276
Candy Intermediate Holdings, Inc.
7.500% due 06/18/2018	534	507
Capsugel Holdings U.S., Inc.
3.500% due 08/01/2018	4,674	4,676
Catalent Pharma Solutions, Inc.
3.669% due 09/15/2016	3,447	3,468
4.250% due 09/15/2017	2,933	2,955
6.500% due 12/31/2017	2,000	2,030
Catalina Marketing Corp.
5.250% due 10/11/2020	5,486	5,563
CCC Information Services, Inc.
4.000% due 12/17/2019	1,423	1,426
CCM Merger, Inc.
5.000% due 03/01/2017	3,040	3,074
CCO Holdings LLC
2.669% due 09/06/2014	2,500	2,502
Cequel Communications LLC
3.500% due 02/14/2019	1,720	1,727
CeramTec Acquisition Corp.
4.250% due 08/30/2020	241	243
Ceridian Corp.
4.415% due 05/09/2017	1,200	1,207
Charter Communications Operating LLC
3.000% due 07/01/2020	13,919	13,817
Chesapeake Energy Corp.
5.750% due 12/02/2017	1,000	1,022
Chesapeake/MPS Merger Ltd.
3.750% due 01/04/2021	2,850	2,843
CityCenter Holdings LLC
5.000% due 10/16/2020	11,750	11,944
Clear Channel Communications, Inc.
3.819% due 01/29/2016	20,600	20,010
6.919% due 01/30/2019	5,050	4,835
CNO Financial Group, Inc.
3.000% due 09/28/2016	1,641	1,651
3.750% due 09/28/2018	7,839	7,871
Commercial Barge Line Co.
7.500% due 09/15/2019	1,943	1,928
CommScope, Inc.
3.250% due 01/14/2018	11,351	11,444
Community Health Systems, Inc.
2.987% due 10/25/2016	5,564	5,582
Consolidated Container Company LLC
5.000% due 07/03/2019	6,890	6,950
Convatec, Inc.
4.000% due 12/22/2016	6,168	6,216
Covis Pharma Holdings SARL
6.000% due 04/04/2019	6,440	6,437
CPG International, Inc.
4.750% due 09/30/2020	6,736	6,778
Crosby U.S. Acquisition Corp.
4.000% due 11/18/2020	4,150	4,155
4.000% due 11/22/2021	4,250	4,317
Crosby Worldwide Ltd.
7.000% due 11/18/2020	4,150	4,167
7.000% due 11/22/2021	5,750	5,854

Crown Castle International Corp.
3.250% due 01/31/2019	10,177	10,201
CSC Holdings, Inc.
2.669% due 04/17/2020	15,507	15,378
Cumulus Media Holdings, Inc.
4.250% due 12/23/2020	10,150	10,239
Cunningham Lindsey U.S., Inc.
5.000% due 12/07/2019	9,602	9,611
Darling International, Inc.
3.250% due 12/19/2020	8,400	8,484
7.250% due 04/09/2014	1,750	1,744
David’s Bridal, Inc.
5.000% due 10/11/2019	8,379	8,421
DaVita, Inc.
4.000% due 11/01/2019	9,154	9,228
4.500% due 10/20/2016	1,211	1,221
Del Monte Foods Co.
4.000% due 03/08/2018	10,226	10,267
Dell, Inc.
3.750% due 10/29/2018	10,750	10,787
4.500% due 04/29/2020	13,000	13,049
DJO Finance LLC
4.750% due 09/15/2017	3,900	3,949
Dole Food Company, Inc.
4.500% due 11/01/2018	6,000	6,034
Dunkin’ Brands, Inc.
3.750% - 5.000% due 02/14/2020	9,105	9,149
Dynegy Holdings, Inc.
4.000% due 04/23/2020	5,806	5,848
Eagle Spinco, Inc.
3.500% due 01/28/2017	3,687	3,709
Endo Health Solutions, Inc.
3.750% due 12/12/2020	6,100	6,128
Envision Healthcare Corp.
4.000% due 05/25/2018	7,790	7,826
EP Energy LLC
3.500% due 05/24/2018	4,967	4,974
4.500% due 04/30/2019	2,500	2,509
Faenza Acquisition GmbH
4.250% due 08/30/2020	3,195	3,215
Federal-Mogul Corp.
2.108% due 12/27/2014	5,328	5,261
FGI Operating Company LLC
5.500% due 04/19/2019	4,389	4,438
First Data Corp.
4.164% due 03/24/2017	12,115	12,154
4.164% due 03/24/2018	5,480	5,493
4.164% due 09/24/2018	9,900	9,925
FMG Resources Pty. Ltd.
4.250% due 06/30/2019	15,724	15,963
Formula One
4.500% due 04/30/2019	4,501	4,551
Freescale Semiconductor, Inc.
4.750% due 12/01/2016	2,953	2,977
5.000% due 03/01/2020	9,537	9,655
5.000% due 01/15/2021	249	253
Fresenius SE & Co. KGaA
2.247% due 08/07/2019	4,238	4,245
Gardner Denver, Inc.
4.250% due 07/30/2020	22,219	22,289
Generac Power Systems, Inc.
3.500% due 05/31/2020	7,474	7,500
General Nutrition Centers, Inc.
3.250% due 03/04/2019	3,822	3,828
Genesys Telecom Holdings U.S., Inc.
4.000% due 02/08/2020	6,173	6,154
4.500% due 11/13/2020	800	804
Getty Images, Inc.
4.750% due 10/18/2019	14,876	13,915
GFA Brands, Inc.
5.000% due 07/09/2020	7,505	7,555
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019	3,750	3,793
Gray Television, Inc.
4.750% due 10/12/2019	1,542	1,552
Grifols, Inc.
4.250% due 06/01/2017	2,214	2,231
Gymboree Corp.
5.000% due 02/23/2018	2,824	2,647
H.J. Heinz Co.
3.500% due 06/05/2020	33,316	33,613
HCA, Inc.
2.669% due 02/02/2016	1,496	1,498
2.997% due 05/01/2018	21,898	21,945
HD Supply, Inc.
4.500% due 10/12/2017	13,417	13,556

Health Management Associates, Inc.
3.250% due 11/18/2016		6,029	6,031
3.500% due 11/18/2018		12,863	12,879
Hertz Corp.
3.750% due 03/11/2018		6,435	6,467
Hilton Worldwide Finance LLC
4.000% due 10/25/2020		22,224	22,427
Hologic, Inc.
3.750% due 08/01/2019		4,042	4,072
Hub International Ltd.
4.750% due 10/02/2020		10,274	10,431
Huntsman International LLC
3.750% due 10/15/2020		4,600	4,617
Iasis Healthcare LLC
4.500% due 05/03/2018		5,313	5,356
IMG Worldwide, Inc.
5.500% due 06/16/2016		2,175	2,185
IMS Health, Inc.
3.750% due 09/01/2017		4,473	4,497
Ineos U.S. Finance LLC
2.169% due 05/04/2015		1,969	1,980
4.000% due 05/04/2018		3,100	3,114
Infor U.S., Inc.
5.250% due 04/05/2018		2,015	2,018
Intelsat Jackson Holdings S.A.
3.750% due 04/02/2018		6,650	6,696
3.750% due 06/30/2019		20,945	21,154
Interactive Data Corp.
3.750% due 02/11/2018		2,000	2,006
Ion Media Networks, Inc.
5.000% due 12/18/2020		8,500	8,564
ISS Holdings A/S
4.290% due 04/30/2018	EUR	976	1,362
J Crew Group, Inc.
4.000% due 03/07/2018		$5,310	5,348
Jarden Corp.
2.919% due 09/30/2020		5,237	5,237
JFB Firth Rixson, Inc.
4.250% due 06/14/2017		4,450	4,469
JMC Steel Group, Inc.
4.750% due 04/01/2017		1,607	1,613
KAR Auction Services, Inc.
3.750% due 05/19/2017		2,449	2,463
Kasima, LLC
3.250% due 05/17/2021		5,775	5,775
Keystone Automotive Operations, Inc.
7.000% due 08/13/2019		4,489	4,514
Kronos, Inc.
4.500% due 10/30/2019		12,659	12,780
9.750% due 04/30/2020		3,014	3,130
Las Vegas Sands LLC
3.250% due 12/19/2020		12,350	12,352
Leslie’s Poolmart, Inc.
4.250% due 10/16/2019		6,068	6,106
Level 3 Financing, Inc.
4.000% due 01/15/2020		7,500	7,564
LIN Television Corp.
4.000% due 12/21/2018		3,100	3,121
Live Nation Entertainment, Inc.
3.500% due 08/16/2020		10,032	10,060
LTS Buyer LLC
4.500% due 04/01/2020		10,444	10,520
Manitowoc Co., Inc.
3.250% due 12/18/2020		5,350	5,363
Manitowoc Company, Inc.
2.688% due 05/13/2016		1,617	1,615
Maxim Crane Works LP
10.250% due 11/26/2018		4,750	4,780
MCC Iowa LLC
3.250% due 01/29/2021		496	493
McJunkin Red Man Corp.
5.000% - 6.250% due 11/09/2019		4,988	5,058
Mediacom Illinois LLC
4.500% due 10/23/2017		2,418	2,423
MGM Resorts International
3.500% due 12/20/2019		13,122	13,132
Michael Foods Group, Inc.
4.250% due 02/25/2018		2,249	2,267
Michaels Stores, Inc.
3.750% due 01/28/2020		10,416	10,473
Multi Packaging Solutions, Inc.
4.250% due 08/15/2020		2,000	2,007
Multi Packagins Solutions
4.250% due 09/30/2020		2,850	2,857
Multiplan, Inc.
4.000% due 08/18/2017		3,809	3,842

National Financial Partners Corp.
5.250% due 07/01/2020	13,426	13,610
Neiman Marcus Group, Inc.
5.000% due 10/25/2020	5,740	5,820
NFR Energy LLC
8.750% due 12/31/2018	17,000	17,177
NGPL PipeCo LLC
6.750% due 09/15/2017	16,879	15,787
Nielsen Finance LLC
2.168% due 02/02/2017	1,797	1,799
Noranda Aluminum Acquisition Corp.
5.750% due 02/28/2019	12,289	11,562
Novelis, Inc.
3.750% due 03/10/2017	8,994	9,045
NRG Energy, Inc.
2.750% due 07/01/2018	15,502	15,487
Nuveen Investments, Inc.
4.167% due 05/13/2017	800	797
NXP BV
3.250% due 01/11/2020	6,833	6,845
4.500% due 03/04/2017	494	501
Ocwen Financial Corp.
5.000% due 02/15/2018	11,337	11,483
OSI Restaurant Partners LLC
3.500% - 4.750% due 10/26/2019	11,580	11,612
Par Pharmaceutical Companies, Inc.
4.250% due 09/28/2019	973	979
Party City Holdings, Inc.
4.250% - 5.500% due 07/27/2019	3,884	3,905
Peabody Energy Corp.
4.250% due 09/24/2020	2,416	2,437
Penn National Gaming, Inc.
3.250% due 10/30/2020	4,750	4,767
Performance Food Group Co.
6.250% due 11/14/2019	3,182	3,207
Petco Animal Supplies, Inc.
4.000% due 11/24/2017	5,903	5,942
Pharmaceutical Product Development LLC
4.000% due 12/05/2018	2,212	2,232
Phillips-Van Heusen Corp.
3.250% due 02/13/2020	9,754	9,815
Pinnacle Entertainment, Inc.
3.750% due 08/15/2016	1,061	1,068
3.750% due 08/14/2020	6,414	6,454
Pinnacle Foods Finance LLC
3.250% due 04/29/2020	15,652	15,659
Playa Resorts Holding BV
4.750% due 08/09/2019	4,738	4,809
Polarpak, Inc.
4.500% - 5.500% due 06/07/2020	4,834	4,883
PQ Corp.
4.500% due 08/07/2017	3,566	3,599
PRA Holdings, Inc.
5.000% due 09/23/2020	11,272	11,327
Progressive Waste Solutions Ltd.
3.000% due 10/24/2019	5,883	5,890
Quebecor Media, Inc.
3.250% due 08/17/2020	8,753	8,704
Quintiles Transnational Corp.
4.000% due 06/08/2018	11,334	11,364
Realogy Corp.
4.464% - 4.400% due 10/10/2016	421	421
4.500% due 03/05/2020	7,466	7,553
Regent Seven Seas Cruises, Inc.
4.750% due 12/21/2018	5,725	5,804
Rexnord LLC
4.000% due 08/21/2020	10,252	10,288
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018	14,801	14,949
Roofing Supply Group LLC
5.000% due 05/31/2019	10,608	10,661
RPI Finance Trust
3.500% due 05/09/2018	12,987	13,043
4.000% due 11/09/2018	6,273	6,293
Ruby Western Pipeline Holdings, LLC
3.500% due 03/27/2020	6,299	6,317
Sage Products, Inc.
4.250% due 12/13/2019	6,352	6,380
9.250% due 06/13/2020	2,975	3,053
Salem Communications Corp.
4.500% due 03/14/2020	3,365	3,390
Salix Pharmaceuticals Ltd.
4.250% due 12/17/2019	6,075	6,141
Santander Asset Management S.A.
4.250% due 11/26/2020	7,425	7,456

Saxon Energy Services, Inc.
5.500% due 02/15/2019	2,474	2,504
SBA Finance
3.750% due 06/30/2018	705	708
3.750% due 09/28/2019	1,458	1,467
Schaeffler AG
4.250% due 01/27/2017	7,250	7,322
Scientific Games International, Inc.
4.250% due 10/18/2020	8,500	8,526
SeaWorld Parks & Entertainment, Inc.
3.000% due 05/14/2020	7,665	7,596
Sensata Technologies Finance Company LLC
3.250% due 05/12/2018	5,450	5,492
Sequa Corp.
5.250% due 06/19/2017	8,113	7,946
Serta Simmons Holdings LLC
4.250% due 10/01/2019	9,427	9,469
ServiceMaster Co.
4.250% due 01/31/2017	18,054	17,860
Ship US Bidco, Inc.
4.500% due 10/14/2019	2,500	2,517
4.750% due 11/30/2019	4,000	4,037
Smart & Final Stores LLC
4.750% due 11/15/2019	7,648	7,655
Spectrum Brands, Inc.
3.000% - 4.500% due 09/04/2017	6,133	6,156
3.500% due 09/04/2019	2,200	2,211
5.500% due 12/17/2019	4,456	4,478
Spirit Aerosystems, Inc.
3.750% due 04/18/2019	4,648	4,684
Springleaf Financial Funding Co.
4.750% due 09/30/2019	10,055	10,193
Sprouts Farmers Markets Holdings LLC
4.000% due 04/23/2020	1,840	1,847
Starwood Property Trust, Inc.
3.500% due 04/19/2020	4	4
Station Casinos LLC
5.000% due 03/01/2020	14,875	15,063
Sun Products Corp.
5.500% due 03/18/2020	12,345	11,728
SunGard Data Systems, Inc.
1.915% due 02/28/2014	123	123
4.000% due 03/08/2020	9,858	9,949
4.500% due 01/31/2020	8,411	8,480
Syniverse Holdings, Inc.
4.000% due 04/23/2019	19,752	19,832
Tallgrass Operations LLC
4.250% due 11/13/2018	6,292	6,334
Taminco Global Chemical Corp.
4.250% due 02/15/2019	6,394	6,442
Telesat LLC
3.500% due 03/28/2019	2,182	2,194
Tempur-Pedic International, Inc.
3.500% due 03/18/2020	7,057	7,065
Time Warner Telecom Holdings, Inc.
2.670% due 04/17/2020	4,724	4,724
TMS International Corp.
4.500% due 10/16/2020	2,200	2,211
TNT Crane & Rigging, Inc.
5.500% due 11/27/2020	2,150	2,141
Tomkins LLC
3.750% due 09/29/2016	12,602	12,668
Transdigm, Inc.
3.500% due 02/28/2017	14,272	14,344
TransUnion LLC
4.250% due 02/08/2019	7,251	7,304
Tribune Co.
4.000% due 12/27/2020	11,525	11,490
Tronox Pigments BV
4.500% due 03/19/2020	11,387	11,550
Truven Health Analytics, Inc.
4.500% due 06/06/2019	5,601	5,616
TWCC Holding Corp.
3.500% due 02/13/2017	9,323	9,376
U.S. Renal Care, Inc.
5.250% due 07/03/2019	8,925	9,037
8.500% due 01/03/2020	1,150	1,169
United Surgical Partners International, Inc.
4.250% due 04/19/2017	5,133	5,155
4.750% due 04/03/2019	6,433	6,474
Univar, Inc.
5.000% due 06/30/2017	12,887	12,779
Universal Health Services, Inc.
2.417% due 11/15/2016	1,290	1,297
Univision Communications, Inc.
4.000% due 03/01/2020	25,783	25,971

UPC Financing Partnership
3.250% due 06/30/2021		11,400	11,395
3.915% due 03/31/2021	EUR	1,000	1,387
US Airways Group, Inc.
3.250% due 11/23/2016		$9,750	9,806
US Foods, Inc.
4.500% due 03/31/2019		4,048	4,085
USI, Inc.
5.000% due 12/27/2019		4,134	4,157
Valeant Pharmaceuticals International, Inc.
3.750% due 02/13/2019		12,789	12,893
3.750% due 12/11/2019		4,425	4,463
4.500% due 08/05/2020		21,500	21,668
Vertafore, Inc.
4.250% due 10/20/2019		3,763	3,795
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		13,750	13,796
VWR Funding, Inc.
4.169% due 04/03/2017		2,588	2,602
Walter Energy, Inc.
6.750% due 04/01/2018		8,855	8,704
Walter Investment Management
4.750% due 12/19/2020		10,000	10,054
Walter Investment Management Corp.
4.750% due 12/19/2020		10,000	9,950
WaveDivision Holdings LLC
4.000% due 10/15/2019		4,385	4,403
Weight Watchers International, Inc.
3.750% due 04/02/2020		9,424	8,438
West Corp.
3.750% due 06/30/2018		9,643	9,697
Wilsonart International Holdings LLC
4.000% due 10/31/2019		15,273	15,176
Windstream Corp.
3.500% due 08/08/2019		2,750	2,758
3.500% due 01/23/2020		8,600	8,627
WMG Acquisition Corp.
3.750% due 07/01/2020		15,711	15,755
WNA Holdings Inc.
4.500% - 5.500% due 06/07/2020		2,626	2,652
WTG Holdings Corp.
4.750% due 12/12/2020		4,450	4,480
8.500% due 12/12/2021		1,000	1,015
Zuffa LLC
4.500% due 02/25/2020		12,369	12,488

Total Bank Loan Obligations (Cost $2,071,256)			2,085,162

CORPORATE BONDS & NOTES 6.6%
BANKING & FINANCE 1.0%
Ally Financial, Inc.
2.750% due 01/30/2017		250	252
3.500% due 07/18/2016		3,250	3,361
Blackstone Holdings Finance Co. LLC
4.750% due 02/15/2023		2,000	2,073
CBRE Services, Inc.
5.000% due 03/15/2023		1,000	966
CIT Group, Inc.
6.625% due 04/01/2018		650	734
E*TRADE Financial Corp.
6.375% due 11/15/2019		1,500	1,618
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,000	1,026
General Motors Financial Co., Inc.
3.250% due 05/15/2018		450	451
International Lease Finance Corp.
5.750% due 05/15/2016		625	671
Jefferies Finance LLC
7.375% due 04/01/2020		800	836
KION Finance S.A.
6.750% due 02/15/2020	EUR	700	1,055
Realogy Group LLC
3.375% due 05/01/2016		$1,000	1,012
SLM Corp.
4.875% due 06/17/2019		2,525	2,518
Stearns Holdings, Inc.
9.375% due 08/15/2020		1,750	1,794
Virgin Media Secured Finance PLC
5.375% due 04/15/2021		750	754
6.000% due 04/15/2021	GBP	3,000	5,129

			24,250

INDUSTRIALS 5.2%
Activision Blizzard, Inc.
6.125% due 09/15/2023		$750	784
Aguila S.A.
7.875% due 01/31/2018		2,000	2,130
Alliance Data Systems Corp.
5.250% due 12/01/2017		3,500	3,649
Anixter, Inc.
5.625% due 05/01/2019		125	132
Antero Resources Finance Corp.
5.375% due 11/01/2021		250	253
Arch Coal, Inc.
9.875% due 06/15/2019		500	448
Avis Budget Car Rental LLC
2.996% due 12/01/2017		1,000	1,010
4.875% due 11/15/2017		1,500	1,582
Biomet, Inc.
6.500% due 08/01/2020		750	791
6.500% due 10/01/2020		500	518
Capsugel S.A.
7.000% due 05/15/2019		550	561
Carlson Wagonlit BV
6.875% due 06/15/2019		400	417
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		250	255
CCO Holdings LLC
5.125% due 02/15/2023		1,250	1,166
5.250% due 09/30/2022		2,500	2,347
Churchill Downs, Inc.
5.375% due 12/15/2021		775	790
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,000	2,048
CNH Capital LLC
3.625% due 04/15/2018		500	509
Community Health Systems, Inc.
5.125% due 08/15/2018		500	518
Constellation Brands, Inc.
4.250% due 05/01/2023		1,250	1,169
6.000% due 05/01/2022		500	536
ConvaTec Finance International S.A.
8.250% due 01/15/2019		750	770
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		1,500	1,689
Crown Castle International Corp.
5.250% due 01/15/2023		2,000	1,970
CSC Holdings LLC
6.750% due 11/15/2021		350	379
DISH DBS Corp.
5.875% due 07/15/2022		1,000	1,005
DJO Finance LLC
9.875% due 04/15/2018		200	216
Endo Finance Co.
5.750% due 01/15/2022		2,025	2,040
Fidelity National Information Services, Inc.
5.000% due 03/15/2022		2,000	2,045
Flextronics International Ltd.
4.625% due 02/15/2020		1,000	980
FQM Akubra, Inc.
7.500% due 06/01/2021		250	263
GLP Capital LP
4.375% due 11/01/2018		500	513
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	150	149
Griffey Intermediate, Inc.
7.000% due 10/15/2020		$250	201
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		3,000	2,910
HCA, Inc.
6.500% due 02/15/2020		750	826
HD Supply, Inc.
7.500% due 07/15/2020		1,500	1,624
11.000% due 04/15/2020		500	595
Healthcare Technology Intermediate, Inc.
7.375% due 09/01/2018		2,025	2,116
Hertz Corp.
4.250% due 04/01/2018		550	566
Hiland Partners LP
7.250% due 10/01/2020		500	539
Host Hotels & Resorts LP
4.750% due 03/01/2023		100	101

Huntsman International LLC
4.875% due 11/15/2020		750	742
IMS Health, Inc.
6.000% due 11/01/2020		300	320
Ineos Finance PLC
7.500% due 05/01/2020		500	551
Infor U.S., Inc.
9.375% due 04/01/2019		125	141
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		375	400
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018		1,500	1,517
Lamar Media Corp.
5.000% due 05/01/2023		1,000	955
5.875% due 02/01/2022		200	206
Land O’ Lakes, Inc.
6.000% due 11/15/2022		250	259
Laredo Petroleum, Inc.
7.375% due 05/01/2022		500	545
Lender Processing Services, Inc.
5.750% due 04/15/2023		1,000	1,040
Libbey Glass, Inc.
6.875% due 05/15/2020		900	976
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		850	926
LyondellBasell Industries NV
5.000% due 04/15/2019		2,000	2,223
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		250	245
MasTec, Inc.
4.875% due 03/15/2023		1,000	947
McClatchy Co.
9.000% due 12/15/2022		500	553
MGM Resorts International
6.750% due 10/01/2020		3,500	3,754
Murphy Oil USA, Inc.
6.000% due 08/15/2023		750	757
Nara Cable Funding Ltd.
8.875% due 12/01/2018		1,500	1,620
NCR Corp.
5.000% due 07/15/2022		350	335
New Gold, Inc.
6.250% due 11/15/2022		1,250	1,216
Oil States International, Inc.
5.125% due 01/15/2023		500	566
Ontex S.A.
7.500% due 04/15/2018	EUR	100	145
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		$200	208
Petco Holdings, Inc.
8.500% due 10/15/2017 (a)		700	717
PHH Corp.
6.375% due 08/15/2021		1,000	1,005
Pittsburgh Glass Works LLC
8.000% due 11/15/2018		1,625	1,718
Post Holdings, Inc.
6.750% due 12/01/2021		625	648
7.375% due 02/15/2022		125	134
Regency Energy Partners LP
4.500% due 11/01/2023		500	458
5.500% due 04/15/2023		600	588
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,500	1,537
7.875% due 08/15/2019		725	805
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		2,500	2,566
Ryland Group, Inc.
5.375% due 10/01/2022		200	191
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,000	982
Salix Pharmaceuticals Ltd.
6.000% due 01/15/2021		625	642
Sally Holdings LLC
5.750% due 06/01/2022		1,000	1,045
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	850	1,219
4.750% due 05/15/2021		$1,500	1,504
7.750% due 02/15/2017		2,000	2,280
8.500% due 02/15/2019		225	254
Schaeffler Holding Finance BV
6.875% due 08/15/2018		2,000	2,130
Sealed Air Corp.
6.500% due 12/01/2020		400	432
Service Corp. International
4.500% due 11/15/2020		1,500	1,455

Sinclair Television Group, Inc.
6.375% due 11/01/2021	850	884
SIWF Merger Sub, Inc.
6.250% due 06/01/2021	1,550	1,567
Smithfield Foods, Inc.
6.625% due 08/15/2022	150	160
Softbank Corp.
4.500% due 04/15/2020	3,000	2,940
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020	200	214
6.625% due 11/15/2022	200	213
Steel Dynamics, Inc.
6.125% due 08/15/2019	100	109
6.375% due 08/15/2022	100	109
Sun Products Corp.
7.750% due 03/15/2021	500	443
SunGard Data Systems, Inc.
6.625% due 11/01/2019	500	528
T-Mobile USA, Inc.
6.542% due 04/28/2020	1,950	2,084
Telesat Canada
6.000% due 05/15/2017	2,000	2,087
Tenet Healthcare Corp.
6.000% due 10/01/2020	1,750	1,830
Tesoro Logistics LP
5.875% due 10/01/2020	250	257
Townsquare Radio LLC
9.000% due 04/01/2019	500	544
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (a)	400	424
Truven Health Analytics, Inc.
10.625% due 06/01/2020	1,000	1,136
Univision Communications, Inc.
6.750% due 09/15/2022	6,000	6,600
Valeant Pharmaceuticals International, Inc.
5.625% due 12/01/2021	925	932
Viasystems, Inc.
7.875% due 05/01/2019	2,000	2,172
Videotron Ltd.
5.000% due 07/15/2022	2,000	1,965
VWR Funding, Inc.
7.250% due 09/15/2017	2,000	2,155
Walter Energy, Inc.
8.500% due 04/15/2021	850	712
Western Refining, Inc.
6.250% due 04/01/2021	1,000	1,012
Whiting Petroleum Corp.
5.000% due 03/15/2019	850	873
5.750% due 03/15/2021	1,850	1,919
Wise Metals Group LLC
8.750% due 12/15/2018	1,075	1,137
Wynn Las Vegas LLC
4.250% due 05/30/2023	1,500	1,408

		122,981

UTILITIES 0.4%
Athlon Holdings LP
7.375% due 04/15/2021	800	844
Crestwood Midstream Partners LP
6.000% due 12/15/2020	1,000	1,035
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	250	260
MetroPCS Wireless, Inc.
6.250% due 04/01/2021	3,250	3,384
Penn Virginia Corp.
8.500% due 05/01/2020	300	324
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	1,960
Sprint Corp.
7.125% due 06/15/2024	1,650	1,679
7.875% due 09/15/2023	500	539

tw telecom Holdings, Inc.
5.375% due 10/01/2022	250	246

		10,271

Total Corporate Bonds & Notes (Cost $151,964)		157,502

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		15,455

Total Short-Term Instruments (Cost $15,455)		15,455

Total Investments in Securities (Cost $2,238,675)		2,258,119

	SHARES
INVESTMENTS IN AFFILIATES 12.6%
SHORT-TERM INSTRUMENTS 12.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.6%
PIMCO Short-Term Floating NAV Portfolio	20,603,777	206,140
PIMCO Short-Term Floating NAV Portfolio III	9,450,375	94,400

Total Short-Term Instruments (Cost $300,648)		300,540

Total Investments in Affiliates (Cost $300,648)		300,540

Total Investments 107.1% (Cost $2,539,323)		$2,558,659
Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $0)		(73)
Other Assets and Liabilities, net (7.1%)		(170,468)

Net Assets 100.0%		$2,388,118

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Payment in-kind bond security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$2,000	U.S. Treasury Notes 0.375% due 01/15/2016	$(2,044)	$2,000	$2,000
SSB	0.000%	12/31/2013	01/02/2014	13,455	Freddie Mac 2.080% due 10/17/2022	(13,728)	13,455	13,455

Total Repurchase Agreements						$(15,772)	$15,455	$15,455

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-20 5-Year Index	(5.000%	)	06/20/2018	$2,600	$(252)	$(40)	$0	$(8)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-20 5-Year Index	5.000%	06/20/2018	$24,900	$2,410	$910	$73	$0
CDX.HY-21 5-Year Index	5.000%	12/20/2018	15,100	1,312	280	44	0

				$3,722	$1,190	$117	$0

Total Swap Agreements				$3,470	$1,150	$117	$(8)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $1,780 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	5,734		$7,761	$0	$(127)
BRC	02/2014		921		1,269	2	0
	03/2014	GBP	2,968		4,856	0	(56)
CBK	01/2014		$7,894	EUR	5,734	0	(6)
	02/2014	EUR	5,734		$7,894	5	0
DUB	02/2014		$1,926	EUR	1,400	0	0

Total Forward Foreign Currency Contracts						$7	$(189)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,977,857	$107,305	$2,085,162
Corporate Bonds & Notes
Banking & Finance	0	24,250	0	24,250
Industrials	0	122,981	0	122,981
Utilities	0	10,271	0	10,271
Short-Term Instruments
Repurchase Agreements	0	15,455	0	15,455
	$0	$2,150,814	$107,305	$2,258,119

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$300,540	$0	$0	$300,540

Total Investments	$300,540	$2,150,814	$107,305	$2,558,659

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	117	0	117
Over the counter	0	7	0	7
	$0	$124	$0	$124

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8)	0	(8)
Over the counter	0	(189)	0	(189)

	$0	$(197)	$0	$(197)

Totals	$300,540	$2,150,741	$107,305	$2,558,586

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$162,628	$94,870	$(116,401)	$123	$561	$(1,781)	$29,301	$(61,996)	$107,305	$1,151

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$107,305	Indicative Market Quotation	Broker Quote	99.25 - 103.38

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Asset Investment Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6%
CORPORATE BONDS & NOTES 53.7%
BANKING & FINANCE 29.6%
American Express Credit Corp.
1.750% due 06/12/2015	$1,200	$1,220
American Honda Finance Corp.
0.612% due 05/26/2016	800	802
1.450% due 02/27/2015	200	202
American International Group, Inc.
4.250% due 09/15/2014	2,250	2,307
Bank Nederlandse Gemeenten
0.519% due 02/08/2016	500	503
Bank of America Corp.
7.375% due 05/15/2014	1,850	1,896
Bank of Nova Scotia
1.650% due 10/29/2015	500	510
Citigroup, Inc.
0.518% due 11/05/2014	1,000	1,000
2.650% due 03/02/2015	1,050	1,072
5.500% due 10/15/2014	400	415
6.010% due 01/15/2015	500	527
Dexia Credit Local S.A.
1.250% due 10/18/2016	250	250
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	1,350	1,374
Export-Import Bank of Korea
4.125% due 09/09/2015	100	106
Ford Motor Credit Co. LLC
3.875% due 01/15/2015	550	568
General Electric Capital Corp.
0.443% due 01/08/2016	2,700	2,688
0.565% due 12/20/2016	100	99
Goldman Sachs Group, Inc.
0.744% due 01/12/2015	1,200	1,200
3.300% due 05/03/2015	900	928
5.500% due 11/15/2014	556	580
HSBC USA, Inc.
2.375% due 02/13/2015	100	102
Industrial Bank of Korea
4.375% due 08/04/2015	1,000	1,052
JPMorgan Chase & Co.
0.689% due 04/23/2015	2,150	2,155
0.959% due 03/31/2016	1,500	1,491
Kookmin Bank
7.250% due 05/14/2014	1,000	1,023
Korea Development Bank
0.693% due 06/11/2015	1,000	997
Morgan Stanley
1.838% due 01/24/2014	400	400
4.200% due 11/20/2014	2,220	2,291
6.000% due 05/13/2014	425	433
Muenchener Hypothekenbank eG
1.125% due 07/13/2015	1,000	1,007
Nederlandse Waterschapsbank NV
2.000% due 09/09/2015	75	77
Nordea Bank AB
3.700% due 11/13/2014	300	308
NRW Bank
0.443% due 07/08/2016	1,500	1,502
0.487% due 01/31/2017	1,500	1,503
Oesterreichische Kontrollbank AG
0.367% due 02/26/2016	500	501
Royal Bank of Canada
1.200% due 09/19/2018	1,000	992
SLM Corp.
0.538% due 01/27/2014	500	499
Standard Chartered PLC
3.200% due 05/12/2016	1,125	1,176
3.850% due 04/27/2015	325	338
Svensk Exportkredit AB
0.422% due 06/12/2017	700	701
0.614% due 11/09/2017	800	807
0.625% due 05/31/2016	200	199
1.125% due 04/05/2018	500	488
Svenska Handelsbanken AB
0.696% due 03/21/2016	500	501

Swedbank Hypotek AB
2.125% due 08/31/2016	2,200	2,264
Wells Fargo Bank N.A.
0.522% due 07/20/2015	600	601

		41,655

INDUSTRIALS 17.2%
AbbVie, Inc.
1.200% due 11/06/2015	1,000	1,011
Altria Group, Inc.
4.125% due 09/11/2015	685	723
America Movil S.A.B. de C.V.
5.500% due 03/01/2014	200	202
Amgen, Inc.
1.875% due 11/15/2014	600	607
2.500% due 11/15/2016	230	238
Anglo American Capital PLC
9.375% due 04/08/2014	400	409
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015	100	104
5.375% due 11/15/2014	1,221	1,272
BAT International Finance PLC
1.400% due 06/05/2015	500	504
BMW U.S. Capital LLC
0.941% due 07/22/2014	1,000	1,003
Burlington Northern Santa Fe LLC
4.875% due 01/15/2015	1,000	1,043
7.000% due 02/01/2014	200	201
Campbell Soup Co.
0.542% due 08/01/2014	90	90
Canadian National Railway Co.
0.438% due 11/06/2015	400	401
4.950% due 01/15/2014	200	200
Daimler Finance North America LLC
1.650% due 04/10/2015	500	504
1.875% due 09/15/2014	250	252
2.300% due 01/09/2015	350	355
Dell, Inc.
0.847% due 04/01/2014	25	25
Devon Energy Corp.
0.694% due 12/15/2015	500	501
5.625% due 01/15/2014	250	250
Express Scripts Holding Co.
2.100% due 02/12/2015	1,300	1,319
Genentech, Inc.
4.750% due 07/15/2015	190	202
GlaxoSmithKline Capital, Inc.
0.700% due 03/18/2016	600	598
Glencore Funding LLC
6.000% due 04/15/2014	210	213
Johnson & Johnson
0.311% due 11/28/2016	1,400	1,402
Korea National Oil Corp.
5.375% due 07/30/2014	1,300	1,334
Linde Finance BV
3.625% due 11/13/2014	900	925
NBCUniversal Media LLC
3.650% due 04/30/2015	900	936
Nissan Motor Acceptance Corp.
0.946% due 09/26/2016	1,300	1,308
Pearson Dollar Finance PLC
5.700% due 06/01/2014	450	459
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	1,000	1,008
PepsiCo, Inc.
0.700% due 02/26/2016	600	597
Rogers Communications, Inc.
5.500% due 03/15/2014	785	793
SABMiller Holdings, Inc.
1.850% due 01/15/2015	200	202
Teva Pharmaceutical Finance BV
0.746% due 03/21/2014	1,200	1,201
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	1,350	1,352
Union Pacific Corp.
4.875% due 01/15/2015	200	209
5.375% due 05/01/2014	25	25
Volkswagen International Finance NV
1.625% due 03/22/2015	200	202
Yale University
2.900% due 10/15/2014	13	13

		24,193

UTILITIES 6.9%
BG Energy Capital PLC
2.500% due 12/09/2015	240	248
BP Capital Markets PLC
0.658% due 11/07/2016	900	905
3.875% due 03/10/2015	300	312
Dominion Resources, Inc.
1.800% due 03/15/2014	1,033	1,036
Duke Energy Progress, Inc.
5.250% due 12/15/2015	800	872
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015	300	302
Shell International Finance BV
0.451% due 11/15/2016	900	901
3.100% due 06/28/2015	400	415
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	1,150	1,200
Verizon Communications, Inc.
1.250% due 11/03/2014	400	402
1.773% due 09/15/2016	300	309
1.950% due 03/28/2014	1,000	1,004
4.900% due 09/15/2015	800	855
Vodafone Group PLC
4.150% due 06/10/2014	884	898
5.375% due 01/30/2015	100	105

		9,764

Total Corporate Bonds & Notes (Cost $75,552)		75,612

MUNICIPAL BONDS & NOTES 8.8%
ARIZONA 0.5%
Arizona Department of Transportation State Highway Fund Revenue Notes, Series 2013
0.600% due 07/01/2015	100	100
Arizona School Facilities Board Revenue Notes, Series 2013
0.812% due 07/01/2016	600	594

		694

CALIFORNIA 2.9%
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014	1,100	1,113
California State General Obligation Notes, Series 2013
1.250% due 11/01/2016	200	201
Mount San Antonio Community College District, California General Obligation Notes, Series 2012
3.750% due 08/01/2014	250	255
3.750% due 08/01/2015	1,050	1,098
Orange County, California Revenue Notes, Series 2013
0.730% due 05/01/2014	1,100	1,101
University of California Revenue Bonds, Series 2011
0.749% due 07/01/2041	150	150
University of California Revenue Notes, Series 2013
0.659% due 05/15/2016	200	197

		4,115

COLORADO 0.5%
Denver Urban Renewal Authority, Colorado Tax Allocation Notes, Series 2013
5.000% due 12/01/2014	700	729

FLORIDA 0.7%
Broward County, Florida Airport System Revenue Notes, Series 2013
3.000% due 10/01/2015	200	209
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2014	100	102
JEA Water & Sewer System, Florida Revenue Notes, Series 2013
1.286% due 10/01/2016	600	598
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015	100	104

		1,013

MARYLAND 0.2%
Northeast Maryland Waste Disposal Authority Revenue Notes, Series 2013
4.000% due 04/01/2016	200	214

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.400% due 01/01/2017	100	100

MICHIGAN 0.7%
Muskegon County, Michigan General Obligation Notes, Series 2013
0.500% due 06/01/2014	400	400
Oakland County, Michigan Certificates of Participation Bonds, Series 2007
6.250% due 04/01/2020	40	40
Oakland County, Michigan Certificates of Participation Notes, Series 2007
6.000% due 04/01/2016	500	507

		947

MINNESOTA 0.7%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
2.643% due 03/01/2014	800	803
3.093% due 03/01/2015	100	102

		905

NEBRASKA 0.1%
Nebraska Public Power District Revenue Notes, (AGC Insured), Series 2008
5.140% due 01/01/2014	100	100

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.640% due 02/01/2015	250	250
Orange Township, New Jersey General Obligation Notes, (AGM Insured), Series 2008
4.000% due 12/01/2014	250	258

		508

NEW YORK 0.2%
New York City, New York General Obligation Notes, Series 2005
4.650% due 06/01/2015	300	317

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
1.188% due 06/01/2015	200	200

TEXAS 0.8%
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2015	400	426
Texas State General Obligation Notes, Series 2013
0.568% due 06/01/2018	745	745

		1,171

VIRGINIA 0.1%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Notes, Series 2013
0.660% due 03/01/2015	150	150

WASHINGTON 0.8%
Washington State General Obligation Notes, (BABs), Series 2010
2.760% due 08/01/2015	1,100	1,137

Total Municipal Bonds & Notes (Cost $12,314)		12,300

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
0.500% due 04/29/2016 (b)	1,000	997
0.565% due 12/25/2043	1,458	1,459
0.705% due 07/25/2037	486	489
0.715% due 06/25/2027 - 09/25/2041	139	140
0.845% due 02/25/2041	142	143
Freddie Mac
0.667% due 08/15/2041	76	77
0.747% due 07/15/2037	351	352
0.767% due 11/15/2037	408	413
1.117% due 01/15/2032	876	883
1.167% due 01/15/2039	305	308
Ginnie Mae
0.739% due 04/20/2062	133	132

Total U.S. Government Agencies (Cost $5,395)		5,393

MORTGAGE-BACKED SECURITIES 4.5%
Bear Stearns Commercial Mortgage Securities Trust
4.804% due 09/11/2042	145	147

4.825% due 11/11/2041	600	614
5.468% due 06/11/2041	291	293
Credit Suisse First Boston Mortgage Securities Corp.
4.691% due 10/15/2039	241	245
DBRR Trust
0.853% due 02/25/2045	910	906
0.946% due 09/25/2045	491	492
GS Mortgage Securities Trust
1.144% due 05/10/2045	104	104
4.761% due 07/10/2039	989	1,025
JPMorgan Chase Commercial Mortgage Securities Trust
4.824% due 10/15/2042	212	216
5.689% due 02/12/2049	582	621
LB-UBS Commercial Mortgage Trust
5.150% due 04/15/2030	800	834
Morgan Stanley Capital Trust
4.989% due 08/13/2042	200	209
WFRBS Commercial Mortgage Trust
1.081% due 04/15/2045	653	654

Total Mortgage-Backed Securities (Cost $6,463)		6,360

ASSET-BACKED SECURITIES 12.6%
Ally Auto Receivables Trust
0.460% due 10/15/2015	963	964
0.480% due 05/15/2015	472	472
0.740% due 04/15/2016	152	152
Chase Issuance Trust
0.590% due 08/15/2017	500	500
Citibank Omni Master Trust
2.917% due 08/15/2018	1,730	1,756
4.900% due 11/15/2018	2,000	2,074
Ford Credit Auto Lease Trust
0.437% due 01/15/2016	1,000	1,001
Ford Credit Auto Owner Trust
0.380% due 11/15/2015	899	899
0.550% due 04/15/2016	1,900	1,901
Gracechurch Card Funding PLC
0.867% due 02/15/2017	2,400	2,415
Nissan Auto Lease Trust
0.437% due 01/15/2016	1,000	1,000
SLM Student Loan Trust
0.325% due 02/27/2017	83	83
0.425% due 05/25/2018	1,831	1,831
0.438% due 01/25/2016	718	718
0.615% due 09/25/2026	567	567
0.638% due 04/25/2023	928	927
Toyota Auto Receivables Owner Trust
0.370% due 09/15/2015	473	473

Total Asset-Backed Securities (Cost $17,795)		17,733

SOVEREIGN ISSUES 11.1%
Belgium Government International Bond
0.875% due 09/14/2015	1,500	1,510
Development Bank of Japan, Inc.
0.444% due 04/17/2015	2,500	2,500
0.568% due 02/25/2015	600	602
Japan Bank for International Cooperation
0.599% due 11/13/2018	1,000	1,003
1.875% due 09/24/2015	2,000	2,047
Japan Finance Organization for Municipalities
0.408% due 11/28/2014	1,000	1,000
Kommunalbanken A/S
0.417% due 02/20/2018	200	200
0.626% due 03/27/2017	650	656
1.750% due 10/05/2015	700	716
2.375% due 01/19/2016	100	103
Municipality Finance PLC
2.375% due 05/16/2016	250	259
Republic of Korea
4.875% due 09/22/2014	3,300	3,403
5.750% due 04/16/2014	100	102
State of North Rhine-Westphalia
0.538% due 04/28/2017	500	502
0.562% due 05/03/2017	1,000	1,005

Total Sovereign Issues (Cost $15,593)		15,608

SHORT-TERM INSTRUMENTS 5.1%
CERTIFICATES OF DEPOSIT 1.5%
China Construction Bank Corp.
0.560% due 02/12/2014	1,200	1,200

Credit Suisse AG
0.651% due 12/07/2015	400	400
Sumitomo Mitsui Banking Corp.
0.644% due 03/13/2015	500	501

		2,101

COMMERCIAL PAPER 2.9%
DCP Midstream LLC
1.050% due 01/13/2014	750	750
Entergy Corp.
0.960% due 04/07/2014	1,500	1,498
Ford Motor Credit Co.
1.021% due 04/28/2014	600	599
Holcim U.S. Finance SARL & Cie S.C.S.
0.440% due 03/24/2014	1,200	1,199

		4,046

REPURCHASE AGREEMENTS (a) 0.2%		284

SHORT-TERM NOTES 0.5%
Korea Development Bank
0.687% due 08/20/2014	700	700

Total Short-Term Instruments (Cost $7,127)		7,131

Total Investments in Securities (Cost $140,239)		140,137

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	31	0
PIMCO Short-Term Floating NAV Portfolio III	574	6

Total Short-Term Instruments (Cost $6)		6

Total Investments in Affiliates (Cost $6)		6

Total Investments 99.6% (Cost $140,245)		$140,143
Other Assets and Liabilities, net 0.4%		564

Net Assets 100.0%		$140,707

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$284	Freddie Mac 2.080% due 10/17/2022	$(294)	$284	$284

Total Repurchase Agreements						$(294)	$284	$284

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.080%	12/31/2013	01/21/2014	$(900)	$(901)

Total Sale-Buyback Transactions					$(901)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $15,725 at a weighted average interest rate of 0.003%.

(b)	Securities with an aggregate market value of $897 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$40,658	$997	$41,655
Industrials	0	24,193	0	24,193
Utilities	0	9,764	0	9,764
Municipal Bonds & Notes
Arizona	0	694	0	694
California	0	4,115	0	4,115
Colorado	0	729	0	729
Florida	0	1,013	0	1,013
Maryland	0	214	0	214
Massachusetts	0	100	0	100
Michigan	0	947	0	947
Minnesota	0	905	0	905
Nebraska	0	100	0	100
New Jersey	0	508	0	508
New York	0	317	0	317
South Dakota	0	200	0	200
Texas	0	1,171	0	1,171
Virginia	0	150	0	150
Washington	0	1,137	0	1,137
U.S. Government Agencies	0	5,393	0	5,393
Mortgage-Backed Securities	0	5,868	492	6,360
Asset-Backed Securities	0	17,733	0	17,733
Sovereign Issues	0	14,603	1,005	15,608
Short-Term Instruments
Certificates of Deposit	0	2,101	0	2,101
Commercial Paper	0	4,046	0	4,046
Repurchase Agreements	0	284	0	284
Short-Term Notes	0	700	0	700
	$0	$137,643	$2,494	$140,137

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6	$0	$0	$6

Total Investments	$6	$137,643	$2,494	$140,143

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$998	$0	$0	$0	$(1)	$0	$0	$997	$(1)
Mortgage-Backed Securities	0	859	(367)	0	0	0	0	0	492	0
Sovereign Issues	0	5,999	(5,010)	0	10	6	0	0	1,005	5
Short-Term Instruments
Certificates of Deposit	500	0	0	0	0	1	0	(501)	0	1

Totals	$500	$7,856	$(5,377)	$0	$10	$6	$0	$(501)	$2,494	$5

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$997	Benchmark Pricing	Base Price	99.80
Mortgage-Backed Securities	492	Third Party Vendor	Broker Quote	100.00
Sovereign Issues	1,005	Benchmark Pricing	Base Price	100.52

Total	$2,494

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.1%
MUNICIPAL BONDS & NOTES 84.0%
ARIZONA 0.7%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2016	$1,105	$1,179
Phoenix, Arizona General Obligation Notes, Series 2012
4.000% due 07/01/2017	1,000	1,107

		2,286

CALIFORNIA 14.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.760% due 04/01/2047	5,000	5,005
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.966% due 04/01/2045	2,500	2,518
California Educational Facilities Authority Revenue Notes, Series 2010
0.860% due 10/01/2015	820	823
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	750	767
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	770	805
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.340% due 10/01/2047	3,200	3,198
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	3,000	3,191
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
0.483% due 03/01/2034	5,000	5,002
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053 (a)	3,000	3,232
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	250	263
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2018	2,280	2,677
Los Angeles Department of Water & Power, California Revenue Notes, Series 2012
5.000% due 01/01/2016	4,500	4,873
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	6,000	6,114
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,586
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2014	1,000	1,009
3.000% due 09/01/2015	1,115	1,132
South Placer Wastewater Authority, California Revenue Notes, Series 2011
0.890% due 11/01/2014	3,500	3,506
University of California Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,105
University of California Revenue Notes, Series 2013
5.000% due 05/15/2017	2,000	2,291

		51,097

COLORADO 1.5%
University of Colorado Revenue Notes, (FGIC Insured), Series 2005
5.250% due 06/01/2014	5,000	5,104

CONNECTICUT 0.2%
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	527

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Notes, Series 2011
3.000% due 04/01/2014	250	252

FLORIDA 2.5%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	5,000	5,479
Florida Municipal Power Agency Revenue Notes, Series 2011
2.125% due 04/01/2014	175	176
3.000% due 10/01/2014	125	127
Miami-Dade County, Florida General Obligation Notes, Series 2010
5.000% due 07/01/2014	1,000	1,024
Palm Beach County, Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,600	1,772

		8,578

GEORGIA 4.2%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	1,500	1,506
Burke County, Georgia Development Authority Revenue Bonds, Series 2008
1.400% due 11/01/2048	4,000	4,036
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.750% due 12/01/2049	3,000	3,012
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022	2,000	2,000
Metropolitan Atlanta Rapid Transit Authority, Georgia Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 07/01/2016	1,100	1,219
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
3.000% due 01/01/2014	225	225
Private Colleges & Universities Authority, Georgia Revenue Notes, Series 2011
5.000% due 09/01/2016	2,040	2,279

		14,277

HAWAII 0.1%
Hawaii Pacific Health Revenue Notes, Series 2010
5.000% due 07/01/2014	475	485

ILLINOIS 2.6%
Chicago Board of Education, Illinois General Obligation Notes, (AGM Insured), Series 2006
5.000% due 12/01/2014	300	313
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2015	1,000	1,026
Illinois Finance Authority Revenue Bonds, Series 2010
2.125% due 03/01/2030	500	504
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,103
Illinois State Toll Highway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 01/01/2014	500	500
Illinois Unemployment Compensation Trust Fund Revenue Notes, Series 2012
5.000% due 06/15/2014	4,400	4,492
Kane County, Illinois Community Unit School District No. 34 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	1,000
Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	110

		9,048

KENTUCKY 0.4%
Pikeville, Kentucky Revenue Notes, Series 2011
4.000% due 03/01/2014	1,220	1,226

MARYLAND 1.0%
Maryland Community Development Administration Revenue Bonds, Series 2011
1.010% due 03/01/2036	150	151
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2013
4.000% due 07/01/2016	490	528
5.000% due 07/01/2017	450	508
Maryland State General Obligation Notes, Series 2013
4.500% due 08/01/2017	2,000	2,261

		3,448

MASSACHUSETTS 3.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2006
0.020% due 03/01/2026	5,000	5,000
Commonwealth of Massachusetts General Obligation Notes, Series 2007
5.000% due 11/01/2015	1,980	2,149
Commonwealth of Massachusetts General Obligation Notes, Series 2013
0.420% due 02/01/2017	1,000	996
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/01/2025	250	250
Massachusetts Development Finance Agency Revenue Notes, Series 2012
2.000% due 10/01/2014	1,425	1,431
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2019 (a)	1,330	1,557

		11,383

MICHIGAN 3.4%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	5,000	5,704
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	5,000	5,068

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	495	413
Michigan Trunk Line State Revenue Notes, Series 2012
5.000% due 11/15/2017	500	570

		11,755

MINNESOTA 0.8%
Minnesota Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 03/01/2014	210	211
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	2,150	2,390

		2,601

MISSOURI 0.3%
Missouri Development Finance Board Revenue Notes, Series 2012
4.000% due 12/01/2016	1,000	1,088

NEVADA 1.8%
Nevada State General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 12/01/2016	1,400	1,492
Nevada State Revenue Notes, Series 2013
5.000% due 12/01/2017	4,000	4,621

		6,113

NEW HAMPSHIRE 0.3%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
4.000% due 12/01/2016	1,020	1,092

NEW JERSEY 1.6%
New Jersey Building Authority Revenue Notes, Series 2011
5.000% due 06/15/2016	1,500	1,659
New Jersey Economic Development Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 03/01/2014	500	504
New Jersey Economic Development Authority Revenue Notes, Series 2012
5.000% due 06/15/2014	750	764
New Jersey State Turnpike Authority Revenue Notes, Series 2013
5.000% due 01/01/2017	525	586
5.000% due 01/01/2018	400	456
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2001
5.750% due 12/15/2014	1,465	1,541

		5,510

NEW MEXICO 0.6%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2015	2,000	2,141

NEW YORK 14.9%
Amherst Development Corp., New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,203
Build NYC Resource Corp., New York Revenue Notes, Series 2012
4.000% due 08/01/2014	940	957
4.000% due 08/01/2015	700	733
5.000% due 08/01/2016	800	866
5.000% due 08/01/2017	650	714
Metropolitan Transportation Authority, New York Revenue Notes, Series 2006
5.000% due 11/15/2015	140	152
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	1,335	1,441
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,365	1,465
New York City, New York General Obligation Notes, Series 2009
5.000% due 08/01/2015	7,680	8,240
New York City, New York General Obligation Notes, Series 2012
4.000% due 08/01/2015	8,000	8,458
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
1.350% due 01/01/2036	4,400	4,424
New York Liberty Development Corp. Revenue Bonds, Series 2011
0.230% due 12/01/2049	5,000	5,000
New York Local Government Assistance Corp. Revenue Bonds, Series 1993
5.500% due 04/01/2017	1,250	1,397
New York State Dormitory Authority Revenue Notes, Series 2010
3.750% due 10/01/2014	295	301
4.000% due 07/01/2016	845	893
5.000% due 07/01/2016	1,000	1,097
New York State Dormitory Authority Revenue Notes, Series 2012
3.000% due 05/15/2014	1,000	1,010
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	4,500	4,551

New York State Thruway Authority Revenue Bonds, Series 2007
5.000% due 04/01/2017	100	113
New York State Thruway Authority Revenue Notes, Series 2012
4.000% due 04/01/2015	2,000	2,092
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	3,500	4,020
St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,535
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	500	548

		51,210

NORTH CAROLINA 2.3%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
4.000% due 06/01/2014	300	305
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2012
5.000% due 01/01/2016	1,340	1,457
North Carolina Municipal Power Agency No. 1 Revenue Notes, Series 2012
5.000% due 01/01/2015	2,625	2,746
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	3,000	3,476

		7,984

OHIO 2.7%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2017	1,000	1,115
Bowling Green State University, Ohio Revenue Notes, Series 2010
3.000% due 06/01/2014	500	506
Cleveland, Ohio General Obligation Notes, Series 2012
4.000% due 12/01/2015	1,000	1,059
Kent State University, Ohio Revenue Notes, Series 2012
4.000% due 05/01/2016	1,000	1,069
Ohio Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,095
Ohio Higher Educational Facility Commission Revenue Notes, Series 2012
5.000% due 01/01/2017	2,000	2,227
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2014	2,035	2,108

		9,179

OREGON 1.6%
Tri-County Metropolitan Transportation District, Oregon Revenue Notes, Series 2013
4.000% due 11/01/2017	5,000	5,368

PENNSYLVANIA 4.3%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2014	1,000	1,018
Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,635
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,100	2,078
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	2,500	2,518
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	3,185	3,645
5.000% due 07/01/2018	2,475	2,889
Philadelphia, Pennsylvania Airport Revenue Notes, Series 2010
5.000% due 06/15/2014	945	965

		14,748

SOUTH CAROLINA 0.6%
South Carolina State General Obligation Notes, Series 2012
5.000% due 04/01/2016	1,750	1,930

TENNESSEE 2.8%
Memphis, Tennessee Electric System Revenue Notes, Series 2010
5.000% due 12/01/2016	4,325	4,870
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
5.000% due 10/01/2017	2,000	2,288
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	2,450	2,583

		9,741

TEXAS 8.2%
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2015	5,560	6,033
Houston Community College System, Texas General Obligation Notes, Series 2011
4.000% due 02/15/2014	1,500	1,507

Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2014	2,000	2,083
Lower Colorado River Authority, Texas Revenue Notes, Series 2010
5.000% due 05/15/2015	550	585
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2016	1,000	1,099
5.000% due 05/15/2018	500	575
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	5,000	5,645
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,129
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.200% due 08/01/2040	5,000	5,005
San Antonio, Texas Water System Revenue Bonds, Series 2013
0.740% due 05/01/2043	3,000	2,997
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2012
5.000% due 12/15/2017	1,145	1,253

		27,911

VIRGINIA 2.4%
Virginia Public Building Authority Revenue Notes, Series 2009
5.000% due 08/01/2014	1,500	1,542
Virginia Public School Authority Revenue Bonds, Series 2005
5.250% due 08/01/2016	5,000	5,589
Virginia Resources Authority Revenue Notes, Series 2012
5.000% due 11/01/2017	1,000	1,143

		8,274

WASHINGTON 3.1%
Energy Northwest, Washington Revenue Notes, Series 2007
5.000% due 07/01/2015	2,115	2,263
Energy Northwest, Washington Revenue Notes, Series 2008
5.250% due 07/01/2016	3,800	4,249
Energy Northwest, Washington Revenue Notes, Series 2012
5.000% due 07/01/2017	2,500	2,855
Washington State General Obligation Notes, Series 2012
5.000% due 07/01/2017	1,125	1,286

		10,653

WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,519

WISCONSIN 0.4%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 04/15/2014	1,390	1,407

Total Municipal Bonds & Notes (Cost $286,545)		287,935

SHORT-TERM INSTRUMENTS 6.1%
REPURCHASE AGREEMENTS (b) 0.2%		615

SHORT-TERM NOTES 5.9%
Texas State Revenue Notes, Series 2013
2.000% due 08/28/2014	20,000	20,241

Total Short-Term Instruments (Cost $20,852)		20,856

Total Investments in Securities (Cost $307,397)		308,791

	SHARES
INVESTMENTS IN AFFILIATES 10.7%
SHORT-TERM INSTRUMENTS 10.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.7%
PIMCO Short-Term Floating NAV Portfolio	3,659,304	36,611

Total Short-Term Instruments (Cost $36,613)		36,611

Total Investments in Affiliates (Cost $36,613)		36,611

Total Investments 100.8% (Cost $344,010)		$345,402
Other Assets and Liabilities, net (0.8%)		(2,683)

Net Assets 100.0%		$342,719

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$615	Freddie Mac 2.080% due 10/17/2022	$(629)	$615	$615

Total Repurchase Agreements						$(629)	$615	$615

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$2,286	$0	$2,286
California	0	51,097	0	51,097
Colorado	0	5,104	0	5,104
Connecticut	0	527	0	527
District of Columbia	0	252	0	252
Florida	0	8,578	0	8,578
Georgia	0	14,277	0	14,277
Hawaii	0	485	0	485
Illinois	0	9,048	0	9,048
Kentucky	0	1,226	0	1,226
Maryland	0	3,448	0	3,448
Massachusetts	0	11,383	0	11,383
Michigan	0	11,755	0	11,755
Minnesota	0	2,601	0	2,601
Missouri	0	1,088	0	1,088
Nevada	0	6,113	0	6,113
New Hampshire	0	1,092	0	1,092
New Jersey	0	5,510	0	5,510
New Mexico	0	2,141	0	2,141
New York	0	51,210	0	51,210
North Carolina	0	7,984	0	7,984
Ohio	0	9,179	0	9,179
Oregon	0	5,368	0	5,368
Pennsylvania	0	14,748	0	14,748
South Carolina	0	1,930	0	1,930
Tennessee	0	9,741	0	9,741
Texas	0	27,911	0	27,911
Virginia	0	8,274	0	8,274
Washington	0	10,653	0	10,653
West Virginia	0	1,519	0	1,519
Wisconsin	0	1,407	0	1,407
Short-Term Instruments
Repurchase Agreements	0	615	0	615
Short-Term Notes	0	20,241	0	20,241
	$0	$308,791	$0	$308,791

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,611	$0	$0	$36,611

Total Investments	$36,611	$308,791	$0	$345,402

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.4%
BANK LOAN OBLIGATIONS 0.6%
Dell, Inc.
3.750% due 10/29/2018		$46,973	$47,133
H.J. Heinz Co.
3.500% due 06/05/2020		19,900	20,077
HCA, Inc.
2.669% due 05/02/2016		16,812	16,826

Total Bank Loan Obligations (Cost $83,382)			84,036

CORPORATE BONDS & NOTES 53.4%
BANKING & FINANCE 35.4%
Abbey National Treasury Services PLC
1.818% due 04/25/2014		25,200	25,313
Achmea Hypotheekbank NV
3.200% due 11/03/2014		732	749
Ally Financial, Inc.
2.439% due 12/01/2014		2,800	2,826
2.750% due 01/30/2017		8,000	8,050
3.125% due 01/15/2016		10,300	10,553
3.439% due 02/11/2014		19,700	19,821
3.500% due 07/18/2016		3,600	3,723
4.500% due 02/11/2014		30,526	30,698
4.625% due 06/26/2015		22,975	23,969
5.500% due 02/15/2017		5,725	6,226
6.750% due 12/01/2014		24,102	25,299
8.300% due 02/12/2015		23,370	25,181
American Express Centurion Bank
0.689% due 11/13/2015		41,200	41,405
American Express Credit Corp.
1.342% due 06/12/2015		26,400	26,762
2.800% due 09/19/2016		5,220	5,457
5.125% due 08/25/2014		10,000	10,306
5.375% due 10/01/2014	GBP	28,800	49,265
American Honda Finance Corp.
0.612% due 05/26/2016		$12,700	12,737
0.744% due 10/07/2016		7,080	7,122
1.000% due 08/11/2015		21,550	21,643
1.450% due 02/27/2015		35,198	35,537
2.125% due 02/28/2017		2,000	2,023
2.600% due 09/20/2016		3,425	3,566
3.500% due 03/16/2015		3,254	3,361
American International Group, Inc.
3.000% due 03/20/2015		6,010	6,175
3.800% due 03/22/2017		290	310
4.250% due 09/15/2014		50,153	51,424
4.900% due 06/02/2014	CAD	5,000	4,764
5.050% due 10/01/2015		$6,900	7,397
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		350	352
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		9,800	10,290
Bank Nederlandse Gemeenten
1.125% due 09/12/2016		50,000	50,253
1.375% due 03/23/2015		2,000	2,025
1.375% due 03/19/2018		10,000	9,827
2.500% due 01/11/2016		40,816	42,281
2.750% due 07/01/2015		2,350	2,431
Bank of America Corp.
4.500% due 04/01/2015		38,102	39,874
7.375% due 05/15/2014		143,544	147,130
Bank of China Hong Kong Ltd.
3.750% due 11/08/2016		3,275	3,480
Bank of Montreal
2.625% due 01/25/2016		34,100	35,490
2.850% due 06/09/2015		81,767	84,561
Bank of Nova Scotia
0.950% due 03/15/2016		1,500	1,503
1.050% due 03/20/2015		116,000	116,952
1.650% due 10/29/2015		88,950	90,734
Banque PSA Finance S.A.
2.146% due 04/04/2014		69,870	69,846
3.375% due 04/04/2014		2,256	2,255
Barclays Bank PLC
4.750% due 02/23/2015		36,800	37,362

Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,400	1,677
Branch Banking & Trust Co.
0.568% due 10/28/2015		14,000	14,027
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		115,800	119,492
2.750% due 01/27/2016		6,000	6,261
CIT Group, Inc.
4.250% due 08/15/2017		2,200	2,299
4.750% due 02/15/2015		24,890	25,854
5.000% due 05/15/2017		1,600	1,716
5.250% due 04/01/2014		56,540	57,247
Citigroup, Inc.
0.345% due 09/20/2014		6,200	6,192
0.518% due 11/05/2014		3,475	3,474
1.198% due 07/25/2016		43,150	43,626
1.250% due 01/15/2016		13,100	13,149
2.650% due 03/02/2015		5,175	5,281
3.953% due 06/15/2016		5,000	5,322
5.000% due 09/15/2014		191,679	197,173
5.500% due 11/18/2015	GBP	8,600	15,345
6.375% due 08/12/2014		$31,246	32,301
CME Group, Inc.
5.750% due 02/15/2014		900	905
Commonwealth Bank of Australia
0.750% due 01/13/2017		300	300
Corp. Andina de Fomento
3.110% due 05/29/2014		5,650	5,689
Credit Mutuel - CIC Home Loan SFH
1.500% due 11/16/2017		16,000	15,919
2.750% due 02/11/2014	EUR	25,900	35,717
Depfa ACS Bank
0.248% due 03/20/2014		10,500	14,415
3.905% due 04/15/2014		$43,100	43,378
Dexia Credit Local S.A.
0.539% due 11/13/2015		16,800	16,801
0.618% due 11/07/2016		28,000	28,004
0.925% due 04/01/2014	GBP	1,000	1,657
1.250% due 10/18/2016		$40,450	40,479
DNB Boligkreditt A/S
1.450% due 03/21/2019		40,000	39,178
2.100% due 10/14/2016		198,895	204,066
2.900% due 03/29/2017		16,700	17,477
Eksportfinans ASA
0.890% due 06/16/2015	JPY	400,000	3,660
1.570% due 02/14/2018		500,000	4,362
1.600% due 03/20/2014		89,000	842
2.000% due 09/15/2015		$8,260	8,157
2.375% due 05/25/2016		5,300	5,227
3.000% due 11/17/2014		6,900	6,936
5.500% due 05/25/2016		2,450	2,591
5.500% due 06/26/2017		7,900	8,360
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		7,125	7,249
Erste Abwicklungsanstalt
0.537% due 01/29/2016		5,400	5,420
Export-Import Bank of Korea
1.094% due 09/17/2016		8,600	8,634
1.250% due 11/20/2015		22,820	22,947
2.046% due 03/21/2015		18,000	18,024
3.750% due 10/20/2016		7,850	8,355
4.125% due 09/09/2015		1,000	1,056
8.125% due 01/21/2014		8,590	8,625
Ford Motor Credit Co. LLC
0.992% due 01/17/2017		2,100	2,110
1.500% due 01/17/2017		1,500	1,500
3.875% due 01/15/2015		18,200	18,785
4.207% due 04/15/2016		3,658	3,900
5.625% due 09/15/2015		18,000	19,418
7.000% due 04/15/2015		10,875	11,719
12.000% due 05/15/2015		5,000	5,742
GE Capital Australia Funding Pty. Ltd.
7.500% due 09/01/2014	AUD	13,400	12,271
General Electric Capital Corp.
1.000% due 08/11/2015		$7,950	8,014
1.000% due 01/08/2016		6,900	6,920
1.625% due 07/02/2015		1,664	1,692
2.250% due 11/09/2015		24,089	24,838
4.875% due 03/04/2015		816	857
General Motors Financial Co., Inc.
2.750% due 05/15/2016		2,000	2,030
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,100	3,095
Goldman Sachs Group, Inc.
0.641% due 07/22/2015		$2,300	2,296
0.744% due 01/12/2015		27,098	27,088

1.239% due 11/21/2014		15,794	15,879
2.741% due 12/05/2014		10,000	10,178
3.300% due 05/03/2015		49,170	50,678
3.625% due 02/07/2016		5,700	5,985
3.700% due 08/01/2015		100	104
5.125% due 01/15/2015		38,852	40,595
5.500% due 11/15/2014		58,283	60,759
Hana Bank
1.364% due 11/09/2016		2,900	2,915
1.375% due 02/05/2016		3,000	2,985
4.000% due 11/03/2016		20,500	21,797
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		5,401	5,421
2.700% due 03/15/2017		30	31
HSBC Bank USA N.A.
4.625% due 04/01/2014		5,000	5,052
HSBC Finance Corp.
5.000% due 06/30/2015		705	745
5.250% due 01/15/2014		200	200
HSBC USA, Inc.
2.375% due 02/13/2015		24,400	24,904
HSH Nordbank AG
0.389% due 12/31/2015		59,650	59,203
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		7,900	8,409
Industrial Bank of Korea
3.750% due 09/29/2016		1,800	1,912
ING Bank NV
1.642% due 06/09/2014		1,385	1,393
1.886% due 09/25/2015		200	204
International Lease Finance Corp.
4.875% due 04/01/2015		8,370	8,694
5.650% due 06/01/2014		33,130	33,793
5.750% due 05/15/2016		1,300	1,396
6.500% due 09/01/2014		19,785	20,527
6.750% due 09/01/2016		500	560
8.625% due 09/15/2015		9,825	10,943
Intesa Sanpaolo SpA
2.638% due 02/24/2014		20,600	20,661
IPIC GMTN Ltd.
1.750% due 11/30/2015		300	304
3.125% due 11/15/2015		4,850	5,038
John Deere Capital Corp.
0.750% due 01/22/2016		5,000	4,990
JPMorgan Chase & Co.
0.627% due 10/12/2015	EUR	15,400	20,995
0.689% due 04/23/2015		$75,925	76,099
0.857% due 02/26/2016		63,200	63,494
0.904% due 10/15/2015		32,746	32,889
0.959% due 03/31/2016		28,200	28,033
1.100% due 10/15/2015		3,200	3,214
1.875% due 03/20/2015		28,194	28,584
2.600% due 01/15/2016		1,562	1,610
3.400% due 06/24/2015		2,812	2,921
4.750% due 03/01/2015		35,100	36,733
JPMorgan Chase Bank N.A.
0.574% due 06/13/2016		13,550	13,487
Kookmin Bank
1.375% due 01/15/2016		12,000	11,966
1.496% due 10/11/2016		6,700	6,746
7.250% due 05/14/2014		5,600	5,731
Korea Development Bank
0.693% due 06/11/2015		25,000	24,934
0.937% due 08/20/2015		28,800	28,875
3.250% due 03/09/2016		5,527	5,768
4.000% due 09/09/2016		2,000	2,133
4.375% due 08/10/2015		2,500	2,635
8.000% due 01/23/2014		59,287	59,538
Korea Exchange Bank
4.875% due 01/14/2016		300	321
Korea Finance Corp.
3.250% due 09/20/2016		1,900	1,986
LeasePlan Corp. NV
2.500% due 05/16/2018		300	292
3.000% due 10/23/2017		12,400	12,496
Merrill Lynch & Co., Inc.
5.450% due 07/15/2014		4,622	4,743
MetLife Institutional Funding
0.616% due 01/06/2015		2,200	2,207
Morgan Stanley
0.543% due 01/09/2014		55,758	55,759
1.838% due 01/24/2014		23,548	23,567
2.875% due 07/28/2014		6,600	6,686
4.100% due 01/26/2015		18,287	18,919
4.200% due 11/20/2014		33,792	34,874
6.000% due 05/13/2014		50,024	50,983

6.000% due 04/28/2015		42,127	44,881
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015		6,900	6,942
Nederlandse Waterschapsbank NV
2.000% due 09/09/2015		9,150	9,381
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015		197,000	197,777
Nordea Bank AB
3.700% due 11/13/2014		500	514
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		7,700	7,934
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2014	DKK	800,000	149,500
NRW Bank
0.443% due 07/08/2016		$91,500	91,615
0.486% due 10/16/2017		12,000	12,031
0.487% due 01/31/2017		35,600	35,676
Nykredit Realkredit A/S
2.000% due 01/01/2014	DKK	137,300	25,319
2.000% due 10/01/2014		168,000	31,418
Petrobras Global Finance BV
1.857% due 05/20/2016		$24,800	24,800
Piper Jaffray Cos.
4.247% due 05/31/2014		24,550	24,589
PNC Funding Corp.
3.625% due 02/08/2015		20,500	21,211
Prudential Covered Trust
2.997% due 09/30/2015		26,307	27,134
QNB Finance Ltd.
3.125% due 11/16/2015		5,100	5,272
RCI Banque S.A.
2.116% due 04/11/2014		24,240	24,316
3.400% due 04/11/2014		4,414	4,439
Royal Bank of Canada
0.625% due 12/05/2016		10,000	10,001
1.200% due 09/19/2018		54,000	53,548
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		6,580	6,733
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		5,870	5,880
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		10,700	11,342
SLM Corp.
0.538% due 01/27/2014		9,464	9,453
3.875% due 09/10/2015		5,575	5,791
5.000% due 04/15/2015		7,300	7,656
5.050% due 11/14/2014		1,600	1,656
6.250% due 01/25/2016		29,666	32,151
Springleaf Finance Corp.
5.400% due 12/01/2015		7,700	8,027
5.750% due 09/15/2016		300	319
Suncorp-Metway Ltd.
4.000% due 01/16/2014	GBP	4,300	7,115
Svensk Exportkredit AB
0.387% due 04/29/2016		$111,750	111,843
0.422% due 06/12/2017		26,850	26,892
0.539% due 01/23/2017		73,010	73,267
0.614% due 11/09/2017		78,363	79,046
0.625% due 05/31/2016		12,300	12,254
1.125% due 04/05/2018		29,400	28,697
Swedbank Hypotek AB
2.125% due 08/31/2016		45,550	46,871
2.950% due 03/28/2016		45,200	47,370
Toronto-Dominion Bank
1.500% due 03/13/2017		24,600	24,880
1.625% due 09/14/2016		6,000	6,110
2.200% due 07/29/2015		21,000	21,565
Toyota Motor Credit Corp.
0.528% due 05/17/2016		35,000	35,121
Trafford Centre Finance Ltd.
0.715% due 07/28/2015	GBP	96	158
UBS AG
4.750% due 05/22/2023		$700	701
Union Bank N.A.
0.996% due 09/26/2016		8,800	8,885
Wachovia Corp.
0.576% due 10/28/2015		4,764	4,761
WEA Finance LLC
5.750% due 09/02/2015		15,765	17,011
Wells Fargo & Co.
0.438% due 10/28/2015		1,300	1,300
1.500% due 07/01/2015		28,321	28,730
Weyerhaeuser Co.
6.950% due 08/01/2017		4,900	5,638
WM Covered Bond Program
4.375% due 09/16/2014	EUR	24,260	33,859

			5,120,302

INDUSTRIALS 14.6%
AbbVie, Inc.
1.200% due 11/06/2015		$150,910	152,513
1.750% due 11/06/2017		8,480	8,470
Altria Group, Inc.
4.125% due 09/11/2015		5,650	5,965
7.750% due 02/06/2014		14,559	14,654
America Movil S.A.B. de C.V.
1.244% due 09/12/2016		33,300	33,668
2.375% due 09/08/2016		9,421	9,742
3.625% due 03/30/2015		1,600	1,660
5.500% due 03/01/2014		800	807
5.750% due 01/15/2015		2,000	2,099
Amgen, Inc.
1.875% due 11/15/2014		74,801	75,651
2.125% due 05/15/2017		500	507
2.300% due 06/15/2016		2,300	2,373
2.500% due 11/15/2016		6,750	6,990
4.850% due 11/18/2014		28,470	29,535
Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,963	3,025
5.950% due 09/15/2016		15,084	16,814
6.375% due 09/15/2017		3,164	3,634
7.625% due 03/15/2014		13,653	13,835
Anglo American Capital PLC
9.375% due 04/08/2014		61,129	62,488
Anheuser-Busch InBev Finance, Inc.
0.800% due 01/15/2016		4,300	4,299
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		2,100	2,111
3.625% due 04/15/2015		6,050	6,295
4.125% due 01/15/2015		11,443	11,876
AP Moeller - Maersk A/S
4.875% due 10/30/2014	EUR	5,200	7,398
Asciano Finance Ltd.
5.000% due 04/07/2018		$810	859
Aviation Capital Group Corp.
3.875% due 09/27/2016		6,750	6,976
BAT International Finance PLC
1.400% due 06/05/2015		18,710	18,874
Boston Scientific Corp.
6.250% due 11/15/2015		29,700	32,455
Burlington Northern Santa Fe LLC
7.000% due 02/01/2014		4,690	4,714
Cameron International Corp.
1.150% due 12/15/2016		2,500	2,493
CNOOC Finance Ltd.
1.125% due 05/09/2016		10,600	10,566
CNPC General Capital Ltd.
1.450% due 04/16/2016		1,600	1,586
CNPC HK Overseas Capital Ltd.
3.125% due 04/28/2016		2,410	2,497
Comcast Corp.
5.900% due 03/15/2016		4,535	5,011
6.500% due 01/15/2015		1,725	1,830
Covidien International Finance S.A.
1.350% due 05/29/2015		22,125	22,295
2.800% due 06/15/2015		2,025	2,083
COX Communications, Inc.
5.450% due 12/15/2014		848	886
Crown Castle Towers LLC
4.523% due 01/15/2035		11,300	11,661
CSX Corp.
6.250% due 04/01/2015		2,737	2,926
CVS Caremark Corp.
1.200% due 12/05/2016		2,750	2,755
Daimler Finance North America LLC
0.857% due 03/28/2014		13,000	13,019
0.922% due 08/01/2016		5,100	5,114
1.024% due 04/10/2014		850	852
1.250% due 01/11/2016		1,300	1,301
1.300% due 07/31/2015		6,655	6,697
1.650% due 04/10/2015		8,672	8,742
1.875% due 09/15/2014		30,650	30,921
2.300% due 01/09/2015		9,724	9,862
Dell, Inc.
0.847% due 04/01/2014		2,009	2,001
Devon Energy Corp.
0.694% due 12/15/2015		55,100	55,169
1.875% due 05/15/2017		500	504

5.625% due 01/15/2014	6,153	6,164
Discovery Communications LLC
3.700% due 06/01/2015	500	520
DISH DBS Corp.
6.625% due 10/01/2014	20,200	21,058
7.125% due 02/01/2016	25,489	28,293
7.750% due 05/31/2015	12,670	13,779
Dow Chemical Co.
2.500% due 02/15/2016	1,314	1,356
Ecolab, Inc.
1.000% due 08/09/2015	5,000	5,018
2.375% due 12/08/2014	3,000	3,048
Enbridge, Inc.
0.897% due 10/01/2016	1,500	1,507
Energy Transfer Partners LP
8.500% due 04/15/2014	732	747
Ensco PLC
3.250% due 03/15/2016	7,125	7,442
Enterprise Products Operating LLC
1.250% due 08/13/2015	2,350	2,367
9.750% due 01/31/2014	15,485	15,594
ERAC USA Finance LLC
2.250% due 01/10/2014	6,000	6,002
Express Scripts Holding Co.
2.100% due 02/12/2015	32,882	33,368
2.750% due 11/21/2014	42,985	43,822
3.125% due 05/15/2016	2,000	2,088
FBG Finance Ltd.
5.125% due 06/15/2015	28,346	30,085
Foster’s Finance Corp.
4.875% due 10/01/2014	3,409	3,514
Freeport-McMoRan Copper & Gold, Inc.
1.400% due 02/13/2015	4,314	4,339
General Mills, Inc.
0.537% due 01/29/2016	25,000	25,035
Gilead Sciences, Inc.
3.050% due 12/01/2016	4,846	5,120
Glencore Funding LLC
6.000% due 04/15/2014	6,338	6,430
Harley-Davidson Funding Corp.
5.750% due 12/15/2014	4,132	4,316
HCA, Inc.
5.750% due 03/15/2014	5,735	5,794
6.375% due 01/15/2015	33,100	34,838
6.500% due 02/15/2016	2,570	2,817
7.190% due 11/15/2015	4,613	5,051
7.250% due 09/15/2020	245	268
7.875% due 02/15/2020	17,643	18,988
8.500% due 04/15/2019	47,728	50,711
9.000% due 12/15/2014	800	860
Heathrow Funding Ltd.
2.500% due 06/25/2017	4,500	4,560
Hewlett-Packard Co.
4.750% due 06/02/2014	550	559
6.125% due 03/01/2014	23,141	23,338
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	14,267	15,133
6.250% due 01/24/2014	13,000	13,039
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018	7,500	7,584
Kellogg Co.
0.469% due 02/13/2015	5,400	5,408
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	6,470	7,257
Korea National Oil Corp.
5.375% due 07/30/2014	1,000	1,026
Maytag Corp.
5.000% due 05/15/2015	1,400	1,468
6.450% due 08/15/2014	4,000	4,142
MGM Resorts International
5.875% due 02/27/2014	36,100	36,326
6.625% due 07/15/2015	49,220	53,035
6.875% due 04/01/2016	4,050	4,475
7.500% due 06/01/2016	15,220	17,122
Mondelez International, Inc.
6.750% due 02/19/2014	9,445	9,519
Mylan, Inc.
6.000% due 11/15/2018	6,100	6,501
7.875% due 07/15/2020	17,626	19,946
NBCUniversal Enterprise, Inc.
0.781% due 04/15/2016	25,600	25,754
NBCUniversal Media LLC
2.875% due 04/01/2016	300	312
3.650% due 04/30/2015	1,484	1,544
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	800	811

Nissan Motor Acceptance Corp.
0.946% due 09/26/2016	90,380	90,922
1.950% due 09/12/2017	5,500	5,461
4.500% due 01/30/2015	6,964	7,241
Norfolk Southern Corp.
5.257% due 09/17/2014	4,000	4,134
5.750% due 01/15/2016	2,000	2,186
Novartis Capital Corp.
4.125% due 02/10/2014	17,024	17,091
NXP BV
3.500% due 09/15/2016	10,000	10,275
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	18,065	18,214
PepsiCo, Inc.
0.447% due 02/26/2016	3,600	3,604
Petrobras International Finance Co.
3.875% due 01/27/2016	34,500	35,687
Petroliam Nasional Bhd.
7.750% due 08/15/2015	6,800	7,547
Pfizer, Inc.
5.350% due 03/15/2015	300	317
Phillips 66
1.950% due 03/05/2015	24,735	25,087
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	3,700	3,764
Reynolds American, Inc.
1.050% due 10/30/2015	19,253	19,323
Rockies Express Pipeline LLC
3.900% due 04/15/2015	16,325	16,366
Rogers Communications, Inc.
5.500% due 03/15/2014	980	990
6.750% due 03/15/2015	8,436	9,040
SABIC Capital BV
3.000% due 11/02/2015	6,100	6,303
SABMiller Holdings, Inc.
0.932% due 08/01/2018	3,709	3,732
1.850% due 01/15/2015	52,550	53,194
2.450% due 01/15/2017	3,497	3,582
SABMiller PLC
5.700% due 01/15/2014	9,425	9,441
6.500% due 07/01/2016	7,000	7,901
Sanofi
2.625% due 03/29/2016	22,140	23,034
Schlumberger Investment S.A.
1.950% due 09/14/2016	3,077	3,141
Sutter Health
1.090% due 08/15/2053	7,700	7,618
Takeda Pharmaceutical Co. Ltd.
1.031% due 03/17/2015	43,200	43,429
Tesco PLC
2.000% due 12/05/2014	6,625	6,710
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	1,235	1,275
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	12,674	12,695
2.250% due 08/15/2016	10,016	10,249
3.200% due 05/01/2015	226	233
3.200% due 03/01/2016	4,600	4,812
3.250% due 11/20/2014	7,880	8,049
5.000% due 06/01/2015	1,000	1,059
Thomson Reuters Corp.
1.300% due 02/23/2017	4,000	3,985
Total Capital Canada Ltd.
0.624% due 01/15/2016	10,950	11,013
Transocean, Inc.
4.950% due 11/15/2015	9,911	10,622
Tyco Electronics Group S.A.
1.600% due 02/03/2015	8,154	8,236
Union Pacific Corp.
5.125% due 02/15/2014	2,860	2,875
UnitedHealth Group, Inc.
0.850% due 10/15/2015	992	996
USG Corp.
6.300% due 11/15/2016	24,327	26,212
8.375% due 10/15/2018	10,780	11,777
Viacom, Inc.
1.250% due 02/27/2015	3,000	3,016
Volkswagen International Finance NV
0.675% due 11/18/2016	30,600	30,691
0.837% due 11/20/2014	40,475	40,645
1.150% due 11/20/2015	10,678	10,772
1.625% due 03/22/2015	24,439	24,722
2.875% due 04/01/2016	250	260
Volvo Treasury AB
5.950% due 04/01/2015	2,930	3,101

Walgreen Co.
0.744% due 03/13/2014		21,025	21,047
1.000% due 03/13/2015		9,029	9,069
WellPoint, Inc.
1.250% due 09/10/2015		5,608	5,649
Wesfarmers Ltd.
2.983% due 05/18/2016		3,950	4,110
WM Wrigley Jr. Co.
3.700% due 06/30/2014		4,196	4,261
Woodside Finance Ltd.
8.125% due 03/01/2014		5,781	5,853
Woolworths Ltd.
2.550% due 09/22/2015		4,925	5,066
WPP Finance UK
5.875% due 06/15/2014		1,462	1,497
Xstrata Finance Canada Ltd.
2.050% due 10/23/2015		3,600	3,647

			2,123,084

UTILITIES 3.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		11,250	11,339
BG Energy Capital PLC
2.875% due 10/15/2016		4,000	4,178
BP Capital Markets PLC
0.700% due 11/06/2015		22,700	22,767
0.876% due 09/26/2018		5,550	5,564
3.125% due 10/01/2015		82,975	86,725
3.875% due 03/10/2015		27,119	28,220
British Telecommunications PLC
2.000% due 06/22/2015		4,000	4,072
Consolidated Natural Gas Co.
5.000% due 03/01/2014		1,200	1,209
Consumers Energy Co.
5.500% due 08/15/2016		10,540	11,758
Duke Energy Carolinas LLC
1.750% due 12/15/2016		660	674
Duke Energy Corp.
2.150% due 11/15/2016		3,200	3,282
6.300% due 02/01/2014		3,684	3,700
Enel Finance International NV
3.875% due 10/07/2014		8,051	8,227
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		3,000	3,198
8.125% due 07/31/2014		4,200	4,379
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		14,450	14,667
10.500% due 03/25/2014		15,890	16,283
Korea Electric Power Corp.
3.000% due 10/05/2015		7,200	7,419
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		10,257	10,504
KT Corp.
5.875% due 06/24/2014		3,700	3,784
Metropolitan Edison Co.
4.875% due 04/01/2014		989	998
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		7,450	7,503
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		3,500	3,575
Plains All American Pipeline LP
3.950% due 09/15/2015		14,964	15,743
5.250% due 06/15/2015		4,400	4,668
5.875% due 08/15/2016		1,000	1,103
Public Service Co. of Colorado
5.500% due 04/01/2014		80	81
Qtel International Finance Ltd.
3.375% due 10/14/2016		6,200	6,510
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		19,635	20,322
5.832% due 09/30/2016		1,293	1,377
Rosneft Finance S.A.
6.250% due 02/02/2015		3,700	3,899
Telecom Italia Capital S.A.
6.175% due 06/18/2014		1,628	1,667
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		18,670	19,478
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	10,200	14,115
Verizon Communications, Inc.
0.700% due 11/02/2015		$25,500	25,440
0.857% due 03/28/2014		15,370	15,390
1.250% due 11/03/2014		16,880	16,981
1.773% due 09/15/2016		42,900	44,226

1.950% due 03/28/2014	9,091	9,125
3.000% due 04/01/2016	3,030	3,161
4.900% due 09/15/2015	8,375	8,949
Vodafone Group PLC
5.375% due 01/30/2015	13,800	14,482

		490,742

Total Corporate Bonds & Notes (Cost $7,693,556)		7,734,128

MUNICIPAL BONDS & NOTES 1.7%
ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.138% due 11/25/2043	6,351	6,355
CALIFORNIA 0.8%
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	10,090	10,711
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	6,000	6,354
California State General Obligation Notes, Series 2013
1.050% due 02/01/2016	30,000	30,142
1.250% due 11/01/2016	25,350	25,498
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	8,210	8,216
Mount San Antonio Community College District, California General Obligation Notes, Series 2012
3.750% due 08/01/2015	1,550	1,620
University of California Revenue Bonds, Series 2011
0.749% due 07/01/2041	38,400	38,407

		120,948

GEORGIA 0.0%
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022	2,000	2,000

HAWAII 0.0%
Honolulu, Hawaii City & County General Obligation Notes, Series 2012
0.778% due 11/01/2015	1,400	1,400

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.400% due 01/01/2017	10,300	10,257

MICHIGAN 0.2%
Oakland County, Michigan Certificates of Participation Bonds, Series 2007
6.250% due 04/01/2019	18,340	18,600
6.250% due 04/01/2020	2,965	3,007

		21,607

MINNESOTA 0.0%
Northstar Education Finance, Inc., Minnesota Revenue Bonds, Series 2004
0.428% due 04/29/2019	3,733	3,679

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.640% due 02/01/2015	4,000	4,001
New Jersey State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.252% due 01/01/2016	11,520	11,833

		15,834

NEW YORK 0.4%
New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2014	5,400	5,589
New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014	14,335	14,798
5.125% due 10/01/2015	26,745	28,813
New York City, New York General Obligation Notes, Series 2011
2.560% due 08/01/2017	5,055	5,223
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 10/01/2014	1,200	1,233

		55,656

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.800% due 12/01/2033	4,075	4,036

OREGON 0.0%
Oregon State Lottery Revenue Notes, Series 2013
0.480% due 04/01/2015	1,000	997

SOUTH DAKOTA 0.0%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
1.551% due 06/01/2016	1,035	1,034

Total Municipal Bonds & Notes (Cost $243,527)		243,803

U.S. GOVERNMENT AGENCIES 9.4%
Fannie Mae
0.225% due 07/25/2037	1,110	1,044
0.226% due 12/25/2036	237	231
0.285% due 03/25/2034	77	76
0.295% due 03/25/2036	149	138
0.315% due 08/25/2034	484	480
0.365% due 10/27/2037	1,000	993
0.465% due 12/25/2028 - 03/25/2036	2,571	2,575
0.485% due 06/25/2036	284	284
0.500% due 03/28/2016 - 04/29/2016	187,600	187,126
0.505% due 11/25/2036	275	275
0.515% due 04/25/2036 - 03/25/2044	1,554	1,525
0.535% due 03/25/2036	201	202
0.564% due 03/17/2032	1,037	1,039
0.565% due 02/25/2018 - 12/25/2043	64,830	64,865
0.595% due 08/25/2015 - 07/25/2036	17,149	17,123
0.614% due 09/17/2027	5	5
0.615% due 08/25/2021 - 06/25/2042	8,164	8,168
0.665% due 02/25/2022 - 04/25/2042	3,527	3,536
0.705% due 07/25/2037	172	173
0.715% due 09/25/2041	16,247	16,275
0.750% due 01/30/2015	100	100
0.750% due 03/04/2016 (f)	150,000	150,714
0.765% due 10/25/2017 - 08/25/2022	85	86
0.795% due 04/25/2031	231	231
0.815% due 12/25/2022	7	8
0.845% due 12/25/2037 - 02/25/2041	6,630	6,659
0.865% due 09/25/2022	4	4
0.868% due 01/01/2021	12,762	12,809
1.000% due 09/20/2017 (h)	34,125	33,718
1.015% due 02/25/2023 - 07/25/2038	45	46
1.065% due 04/25/2032 - 11/25/2049	64	64
1.125% due 06/28/2017	3,500	3,498
1.165% due 11/25/2049	65	65
1.250% due 01/30/2017 (j)	26,500	26,521
1.315% due 09/25/2023	47	48
1.344% due 06/01/2043 - 10/01/2044	5,786	5,969
1.385% due 10/25/2038	147	149
1.700% due 10/04/2019	34,260	32,778
1.750% due 01/30/2019	1,000	987
1.835% due 05/01/2035	69	69
2.000% due 09/27/2019 - 08/28/2020	25,915	24,722
2.029% due 11/01/2035	158	166
2.050% due 09/01/2034	693	727
2.090% due 10/01/2015 - 06/01/2033	14,298	14,329
2.117% due 12/01/2035	50	53
2.123% due 09/01/2035	33	35
2.200% due 02/01/2018	7	7
2.207% due 05/01/2021 - 04/01/2029	119	120
2.220% due 08/01/2026	10	11
2.250% due 07/01/2031	5	5
2.253% due 07/01/2029	125	134
2.273% due 09/01/2034	63	67
2.295% due 09/01/2034	66	70
2.300% due 07/01/2034 - 09/01/2034	102	108
2.310% due 08/01/2034	19	19
2.314% due 01/01/2036	187	199
2.316% due 05/01/2034	62	65
2.325% due 11/01/2027	5	6
2.335% due 06/01/2035	38	40
2.341% due 08/01/2024	1	1
2.351% due 06/01/2034	7	8
2.360% due 04/01/2029	5	5
2.374% due 09/01/2035 - 12/01/2040	284	304
2.385% due 08/01/2029	783	839
2.392% due 10/01/2035	96	102
2.396% due 05/01/2035	159	170
2.412% due 04/01/2033	8	9
2.445% due 02/01/2035	17	17
2.448% due 02/01/2034	97	103
2.452% due 02/01/2033	14	14
2.465% due 11/01/2024	8	8

2.485% due 11/01/2034	280	300
2.527% due 12/01/2036	40	43
2.551% due 03/01/2036	63	67
2.563% due 01/01/2032	208	219
2.577% due 09/01/2035	94	100
2.580% due 01/01/2036	64	68
2.586% due 12/01/2036	37	40
2.865% due 06/01/2035	312	333
3.132% due 05/01/2036	4,707	4,883
3.305% due 06/25/2019	892	930
3.854% due 05/01/2036	86	90
3.949% due 02/25/2018 (a)	26,823	3,566
4.081% due 11/01/2025	4	4
4.200% due 07/01/2035	1,128	1,159
4.334% due 07/01/2028	12	13
4.390% due 06/01/2017	667	685
4.761% due 07/01/2018	581	608
4.989% due 06/01/2015	1,518	1,583
5.071% due 05/01/2035	122	131
5.083% due 07/01/2035	69	74
5.090% due 12/01/2035	63	67
5.116% due 08/01/2035	136	147
5.208% due 11/01/2035	79	83
5.265% due 10/01/2035	155	166
5.291% due 01/01/2036	104	112
5.309% due 08/01/2035	129	139
5.310% due 08/25/2033	48	49
5.344% due 01/01/2036	139	150
5.367% due 11/01/2035	143	154
5.385% due 10/01/2035	69	74
5.410% due 01/13/2023	440	441
5.440% due 03/01/2036	119	128
5.689% due 06/01/2036	18	18
6.411% due 10/25/2042	517	541
8.599% due 06/25/2032	109	110
FDIC Structured Sale Guaranteed Notes
0.670% due 11/29/2037	1,730	1,728
Federal Farm Credit Bank
0.280% due 09/19/2016 (f)	175,750	175,820
Federal Housing Administration
6.896% due 07/01/2020	155	150
7.350% due 04/01/2019	33	32
7.430% due 07/01/2021	66	65
7.435% due 02/01/2019	39	38
Freddie Mac
0.205% due 12/25/2036	8,222	8,181
0.310% due 03/03/2015 (f)(j)	150,000	150,177
0.417% due 07/15/2034	301	300
0.517% due 02/15/2018	185	186
0.567% due 01/15/2022 - 07/15/2034	17,083	16,990
0.587% due 04/15/2041	5,011	5,026
0.617% due 12/15/2031 - 09/15/2041	6,377	6,413
0.647% due 11/15/2036	99	100
0.650% due 01/30/2015	3,700	3,701
0.667% due 07/15/2039 - 02/15/2041	9,951	9,984
0.717% due 06/15/2031	31	31
0.767% due 06/15/2031 - 12/15/2037	1,329	1,341
0.817% due 03/15/2020	1	1
0.867% due 03/15/2032	8	8
0.917% due 03/15/2023	7	7
1.000% due 02/10/2016	1,000	1,001
1.167% due 11/15/2033 - 10/15/2049	435	445
1.297% due 08/25/2019 (a)	190,151	11,837
1.342% due 02/25/2045	1,872	1,896
1.344% due 10/25/2044	5,071	5,137
1.625% due 08/01/2017	28	28
2.244% due 02/01/2023	2	2
2.250% due 03/13/2020	41,245	40,564
2.314% due 04/01/2025	10	10
2.375% due 05/01/2034	47	50
2.383% due 09/01/2035	417	441
2.411% due 07/01/2033	68	73
2.418% due 08/01/2035	208	220
2.574% due 10/01/2033	42	44
2.666% due 08/01/2034	91	97
3.000% due 01/17/2019	13,000	13,014
5.000% due 01/15/2032 - 08/15/2035	2,279	2,497
5.174% due 08/01/2035	59	62
5.305% due 12/01/2035	130	140
5.400% due 03/17/2021	15,950	17,438
5.426% due 11/01/2035	58	63
5.500% due 08/15/2030	6	6
6.500% due 07/25/2043	307	342
6.750% due 08/15/2023	59	59
Ginnie Mae
0.567% due 02/16/2032 - 03/16/2032	285	287

0.667% due 02/16/2030		87	87
0.719% due 04/20/2062		20,308	20,334
0.739% due 04/20/2062		14,587	14,431
0.767% due 02/16/2030		63	64
0.817% due 02/16/2030		112	114
0.869% due 02/20/2062		42,775	43,473
1.117% due 03/20/2031		380	388
1.167% due 08/16/2039		115	118
1.219% due 02/20/2062		31,761	32,075
1.625% due 12/20/2021 - 12/20/2033		4,638	4,810
2.000% due 04/20/2025 - 02/20/2030		187	195
2.500% due 10/20/2017 - 01/20/2022		35	36
4.000% due 02/20/2019		8	9
7.500% due 02/20/2030		68	81
Israel Government AID Bond
0.000% due 09/15/2014		2,255	2,249
NCUA Guaranteed Notes
0.521% due 12/07/2020		8,314	8,323
0.539% due 11/06/2017		69,817	69,905
0.549% due 03/06/2020		1,849	1,855
0.619% due 10/07/2020		9,340	9,390
0.729% due 12/08/2020		32,149	32,484
1.600% due 10/29/2020		8,180	8,247
Overseas Private Investment Corp.
0.000% due 05/02/2016		135	141
Small Business Administration
1.250% due 12/25/2017		24	24
4.340% due 03/01/2024		181	191
5.370% due 04/01/2028		260	286
5.490% due 03/01/2028		159	176

Total U.S. Government Agencies (Cost $1,369,775)			1,365,912

U.S. TREASURY OBLIGATIONS 17.4%
U.S. Treasury Notes
0.250% due 12/31/2015 (f)		456,000	454,807
0.375% due 08/31/2015 (f)		517,700	518,499
0.500% due 12/15/2016 (f)		200,000	199,180
0.625% due 11/15/2016 (f)		947,000	944,114
0.875% due 09/15/2016 (f)(j)		404,950	407,370

Total U.S. Treasury Obligations (Cost $2,527,356)			2,523,970

MORTGAGE-BACKED SECURITIES 7.6%
Adjustable Rate Mortgage Trust
2.489% due 02/25/2035		4,545	4,481
American Home Mortgage Assets Trust
0.355% due 05/25/2046		2,711	2,004
0.355% due 09/25/2046		1,125	800
American Home Mortgage Investment Trust
1.849% due 09/25/2045		693	643
2.173% due 10/25/2034		864	853
2.355% due 02/25/2045		97	96
Arran Residential Mortgages Funding PLC
1.617% due 05/16/2047	EUR	11,288	15,750
Banc of America Commercial Mortgage Trust
0.340% due 06/10/2049		$189	189
5.309% due 10/10/2045		702	705
5.414% due 09/10/2047		11,515	12,510
5.649% due 06/10/2049		189	189
Banc of America Funding Corp.
2.631% due 02/20/2036		3,366	3,334
3.694% due 01/20/2047 ^		208	167
Banc of America Mortgage Trust
2.735% due 08/25/2033		5,416	5,435
2.932% due 02/25/2036 ^		203	173
3.439% due 07/20/2032		135	136
6.500% due 09/25/2033		207	214
Banc of America Re-REMIC Trust
2.288% due 04/17/2049		137	137
5.010% due 12/20/2041		4,422	4,512
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.877% due 07/10/2042		2,568	2,597
5.267% due 11/10/2042		2,000	2,074
5.556% due 06/10/2039		2,390	2,403
BCAP LLC Trust
2.434% due 11/26/2035		6,515	6,474
2.546% due 10/26/2035		399	401
2.550% due 11/26/2035		228	229
2.847% due 09/26/2035		6,622	6,612
2.861% due 05/26/2047		3,664	3,658
4.784% due 07/26/2037		1,433	1,482
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035		49	49
2.547% due 01/25/2035		165	161

2.581% due 08/25/2033	3,847	3,892
2.588% due 07/25/2033	10,962	10,856
2.600% due 03/25/2035	2,956	2,983
2.652% due 11/25/2034	1,175	1,163
2.660% due 10/25/2035	83	83
2.743% due 11/25/2030	75	76
2.758% due 11/25/2034	11,385	10,786
2.761% due 01/25/2034	105	105
2.786% due 01/25/2034	363	361
2.793% due 03/25/2035	192	192
2.861% due 05/25/2047 ^	2,281	1,918
Bear Stearns Alt-A Trust
0.325% due 02/25/2034	1,265	1,194
0.865% due 09/25/2034	6,446	6,267
2.328% due 01/25/2036 ^	2,826	2,018
2.649% due 05/25/2035	395	394
2.672% due 11/25/2036	3,822	2,824
2.708% due 09/25/2035	4,967	4,365
Bear Stearns Commercial Mortgage Securities Trust
4.735% due 09/11/2042	92	92
4.825% due 11/11/2041	6,820	6,983
4.978% due 07/11/2042	15,409	15,674
5.116% due 02/11/2041	2,323	2,407
5.405% due 12/11/2040	3,100	3,291
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036	10,928	8,349
2.591% due 12/26/2046	5,360	3,241
Chase Mortgage Finance Trust
2.663% due 03/25/2037	753	693
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.415% due 08/25/2035	416	376
Citigroup Mortgage Loan Trust, Inc.
0.235% due 01/25/2037	512	310
1.940% due 09/25/2035	101	100
2.540% due 05/25/2035	780	758
2.550% due 10/25/2035	344	334
2.591% due 07/25/2046 ^	635	505
2.613% due 08/25/2035	2,319	2,292
2.825% due 03/25/2034	151	151
2.845% due 09/25/2037 ^	4,146	3,425
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	380	380
5.218% due 07/15/2044	4,171	4,363
5.289% due 12/11/2049	14,511	15,643
5.305% due 01/15/2046	11,061	11,855
Commercial Mortgage Lease-Backed Certificates
6.746% due 06/20/2031	337	354
Commercial Mortgage Trust
0.297% due 12/15/2020	5,951	5,881
0.347% due 06/15/2022	1,059	1,048
1.156% due 12/10/2044	1,716	1,721
2.365% due 02/10/2029	30,600	31,337
Countrywide Alternative Loan Trust
0.325% due 02/25/2047	261	222
0.345% due 05/25/2047	4,681	3,803
0.347% due 02/20/2047	6,311	4,186
0.355% due 09/25/2046 ^	1,984	1,444
0.362% due 12/20/2046	4,412	3,156
0.375% due 07/25/2046	454	378
0.377% due 07/20/2046 ^	2,327	1,403
1.071% due 12/25/2035	1,181	899
1.128% due 02/25/2036	502	422
2.820% due 02/25/2037 ^	2,019	1,746
6.000% due 10/25/2032	19	19
6.000% due 04/25/2037 ^	252	181
6.250% due 12/25/2033	857	901
Countrywide Home Loan Mortgage Pass-Through Trust
0.395% due 05/25/2035	370	323
0.455% due 04/25/2035	66	54
0.485% due 03/25/2035	611	452
0.505% due 06/25/2035	5,121	4,473
2.250% due 07/19/2031	4	4
2.726% due 09/25/2047 ^	393	328
2.741% due 11/19/2033	164	161
6.500% due 01/25/2034	16	17
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	7,229	7,783
5.448% due 01/15/2049	254	255
5.460% due 09/15/2039	15,829	17,208
5.467% due 09/15/2039	3,559	3,876
5.669% due 03/15/2039	20,173	21,939
5.791% due 06/15/2038	5,647	6,123
Credit Suisse First Boston Mortgage Securities Corp.
0.317% due 02/15/2022	4,827	4,770
0.804% due 03/25/2032	67	64
5.000% due 09/25/2015	20	20

Credit Suisse Mortgage Capital Certificates
0.347% due 04/15/2022		22,786	22,735
0.397% due 10/15/2021		3,976	3,967
4.465% due 07/27/2037		1,777	1,790
DBRR Trust
0.853% due 02/25/2045		39,675	39,494
0.946% due 09/25/2045		44,355	44,357
Dutch Mortgage Portfolio Loans BV
1.172% due 07/25/2047	EUR	1,683	2,326
Epic More London PLC
0.770% due 07/15/2017	GBP	924	1,525
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		$1,067	1,015
First Republic Bank Mortgage Pass-Through Certificates
0.645% due 06/25/2030		291	287
First Republic Mortgage Loan Trust
0.467% due 08/15/2032		3,665	3,584
0.517% due 11/15/2031		351	347
Fosse Master Issuer PLC
1.646% due 10/18/2054		15,647	15,771
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		1,800	1,953
GMAC Mortgage Corp. Loan Trust
4.915% due 08/19/2034		724	723
Greenpoint Mortgage Funding Trust
0.385% due 06/25/2045		406	367
0.395% due 06/25/2045		203	174
0.435% due 11/25/2045		465	352
Greenwich Capital Acceptance, Inc.
2.794% due 06/25/2024		3	3
Greenwich Capital Commercial Funding Corp.
5.246% due 04/10/2037		3,000	3,038
5.317% due 06/10/2036		4,206	4,229
5.381% due 03/10/2039		971	993
GS Mortgage Securities Trust
2.331% due 03/10/2044		1,775	1,795
4.761% due 07/10/2039		11,571	11,997
5.396% due 08/10/2038		12,434	12,563
GSR Mortgage Loan Trust
2.627% due 01/25/2036 ^		954	897
2.648% due 09/25/2035		4,695	4,675
2.697% due 04/25/2036		552	515
HarborView Mortgage Loan Trust
0.296% due 04/19/2038		1,291	1,049
0.346% due 07/19/2046		2,530	1,753
0.386% due 05/19/2035		1,774	1,560
0.406% due 03/19/2036		4,614	3,397
0.906% due 02/19/2034		165	164
5.027% due 08/19/2036 ^		222	185
Hilton USA Trust
1.668% due 11/05/2030 (a)		185,158	3,087
Impac CMB Trust
1.065% due 10/25/2033		22	22
IndyMac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		1	1
1.782% due 01/25/2032		4	4
IndyMac Mortgage Loan Trust
0.345% due 07/25/2047		1,008	686
0.355% due 09/25/2046		1,692	1,415
0.365% due 06/25/2047		923	721
0.375% due 05/25/2046		290	245
0.405% due 07/25/2035		274	250
2.503% due 12/25/2034		56	51
JPMorgan Chase Commercial Mortgage Securities Trust
0.617% due 07/15/2019		413	408
1.525% due 07/15/2046		1,245	1,246
2.749% due 11/15/2043		145	148
3.853% due 06/15/2043		16,462	17,006
4.654% due 01/12/2037		726	728
4.678% due 07/15/2042		477	485
4.818% due 01/15/2042		18,068	18,600
4.846% due 09/12/2037		3,375	3,433
4.878% due 01/15/2042		1,500	1,541
4.899% due 01/12/2037		2,940	3,014
5.190% due 12/15/2044		301	307
5.335% due 08/12/2037		13,788	14,344
5.357% due 06/12/2041		3,557	3,602
5.440% due 06/12/2047		12,910	14,206
5.447% due 06/12/2047		6,166	6,238
5.569% due 06/12/2041		15,145	15,411
5.689% due 02/12/2049		4,291	4,574
5.806% due 06/15/2049		10,546	11,276
JPMorgan Mortgage Trust
2.798% due 04/25/2035		5,814	5,571
LB-UBS Commercial Mortgage Trust
4.786% due 10/15/2029		9,481	9,625

4.799% due 12/15/2029		9,246	9,406
5.150% due 04/15/2030		13,960	14,548
Luminent Mortgage Trust
0.335% due 12/25/2036		1,281	956
0.345% due 12/25/2036		456	336
0.365% due 10/25/2046		403	346
Mach One Commercial Mortgage-Backed Trust
0.485% due 07/21/2037		4,645	4,089
MASTR Adjustable Rate Mortgages Trust
0.375% due 04/25/2046		813	606
2.623% due 11/21/2034		2,641	2,692
MASTR Alternative Loan Trust
5.000% due 04/25/2019		212	219
6.000% due 08/25/2033		625	650
MASTR Asset Securitization Trust
5.500% due 09/25/2033		267	275
MASTR Seasoned Securitization Trust
6.202% due 09/25/2017		38	39
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.867% due 11/15/2031		1,930	1,907
2.609% due 10/20/2029		993	993
Merrill Lynch Floating Trust
0.706% due 07/09/2021		30,296	30,201
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036		7,647	7,014
0.415% due 11/25/2035		3,087	2,898
1.165% due 10/25/2035		5,219	5,137
1.596% due 10/25/2035		2,561	2,490
1.854% due 12/25/2032		12	12
6.720% due 11/15/2026		3,852	4,089
Merrill Lynch Mortgage Trust
5.858% due 06/12/2050		760	805
Merrill Lynch Mortgage-Backed Securities Trust
4.627% due 04/25/2037 ^		776	639
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		8,900	9,660
Morgan Stanley Capital Trust
1.085% due 03/15/2045		7,142	7,160
1.480% due 06/15/2044		2,081	2,088
4.700% due 07/15/2056		13,741	14,064
4.780% due 12/13/2041		9,990	10,222
4.989% due 08/13/2042		2,175	2,274
5.168% due 01/14/2042		7,767	7,961
5.207% due 11/14/2042		3,000	3,157
5.417% due 03/12/2044		3,750	4,007
5.439% due 02/12/2044		272	275
5.597% due 04/12/2049		716	727
5.610% due 04/15/2049		1,231	1,240
Morgan Stanley Mortgage Loan Trust
0.385% due 02/25/2047		970	291
2.184% due 06/25/2036		205	190
Morgan Stanley Re-REMIC Trust
5.804% due 08/12/2045		4,300	4,707
5.804% due 08/15/2045		2,500	2,737
RBSSP Resecuritization Trust
0.485% due 08/26/2045		12,057	10,858
0.665% due 09/26/2036		5,606	5,513
0.665% due 10/26/2036		7,673	7,254
2.374% due 12/26/2036		6,294	6,352
2.420% due 10/26/2036		7,118	7,260
Residential Accredit Loans, Inc. Trust
0.375% due 04/25/2046		263	132
0.415% due 08/25/2037		690	491
0.465% due 08/25/2035		1,360	1,087
1.503% due 09/25/2045		838	676
Residential Asset Securitization Trust
2.503% due 12/25/2034		4,889	4,832
5.750% due 02/25/2036 ^		234	190
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		37	39
Royal Bank of Scotland Capital Funding Trust
5.467% due 09/16/2039		8,306	9,040
Sequoia Mortgage Trust
2.414% due 01/20/2047 ^		378	324
2.634% due 04/20/2035		472	468
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	2,985	3,995
Structured Adjustable Rate Mortgage Loan Trust
1.534% due 01/25/2035		$86	68
2.507% due 08/25/2035		1,027	947
2.906% due 02/25/2034		160	160
Structured Asset Mortgage Investments Trust
0.295% due 03/25/2037		1,157	888
0.355% due 07/25/2046		3,072	2,547
0.385% due 05/25/2036		7,745	5,699
0.385% due 05/25/2046		1,216	695

0.395% due 05/25/2045	600	520
0.416% due 07/19/2035	7,082	6,949
0.445% due 02/25/2036	40	31
0.746% due 07/19/2034	38	38
0.826% due 09/19/2032	42	40
0.866% due 03/19/2034	566	564
0.866% due 04/19/2035	1,956	1,908
Structured Asset Securities Corp.
2.625% due 10/28/2035	273	259
4.550% due 02/25/2034	82	83
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.125% due 07/25/2032	92	90
2.227% due 01/25/2032	10	8
2.516% due 02/25/2032	117	119
TIAA Seasoned Commercial Mortgage Trust
5.565% due 08/15/2039	30,685	32,448
VFC LLC
3.130% due 03/20/2026	18,255	18,381
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020	2,242	2,220
5.289% due 12/15/2044	11,319	12,059
5.421% due 04/15/2047	1,030	1,033
5.728% due 06/15/2049	447	459
WaMu Commercial Mortgage Securities Trust
5.787% due 03/23/2045	60,168	61,660
WaMu Mortgage Pass-Through Certificates
0.425% due 11/25/2045	167	153
0.435% due 12/25/2045	303	282
0.455% due 10/25/2045	656	612
0.475% due 01/25/2045	243	230
0.839% due 02/25/2047	847	675
0.869% due 01/25/2047	599	563
0.879% due 01/25/2047	1,283	1,045
0.899% due 04/25/2047	1,822	1,618
0.949% due 12/25/2046	2,406	2,283
0.959% due 12/25/2046	1,221	1,013
1.139% due 08/25/2046	16,940	14,635
1.143% due 02/25/2046	2,892	2,728
1.343% due 11/25/2042	487	461
1.543% due 06/25/2042	614	566
1.543% due 08/25/2042	690	641
2.016% due 01/25/2037 ^	717	590
2.086% due 12/25/2036 ^	469	399
2.127% due 04/25/2037	494	389
2.206% due 03/25/2033	98	98
2.207% due 02/27/2034	99	98
2.213% due 01/25/2047	335	315
2.369% due 09/25/2036 ^	837	737
2.409% due 02/25/2037 ^	1,231	998
2.423% due 09/25/2033	2,852	2,885
2.443% due 09/25/2033	1,162	1,167
2.463% due 07/25/2046	326	307
2.463% due 08/25/2046	7,955	7,188
2.463% due 09/25/2046	609	583
2.463% due 11/25/2046	223	208
2.463% due 12/25/2046	1,300	1,250
2.517% due 02/25/2037 ^	2,839	2,503
4.465% due 05/25/2037 ^	1,141	939
4.558% due 02/25/2037 ^	1,400	1,160
Washington Mutual MSC Mortgage Pass-Through Certificates
1.109% due 05/25/2046	654	467
2.063% due 02/25/2033	44	43
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^	1,002	963
2.617% due 09/25/2034	300	304
2.627% due 06/25/2035	3,356	3,397
2.628% due 03/25/2036	263	263
WFRBS Commercial Mortgage Trust
1.456% due 11/15/2044	2,231	2,246
1.607% due 06/15/2044	6,568	6,618
2.501% due 02/15/2044	538	545

Total Mortgage-Backed Securities (Cost $1,104,503)		1,097,599

ASSET-BACKED SECURITIES 6.2%
ACA CLO Ltd.
0.488% due 07/25/2018	4,889	4,874
0.492% due 01/20/2021	5,960	5,936
ACE Securities Corp. Home Equity Loan Trust
0.225% due 10/25/2036	22	8
AIMCO CLO
0.492% due 10/20/2019	5,205	5,169
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	195	195

ALM Loan Funding
1.037% due 11/20/2020		3,057	3,054
American Money Management Corp. CLO Ltd.
0.492% due 12/19/2019		4,742	4,724
Amortizing Residential Collateral Trust
0.745% due 07/25/2032		63	58
0.865% due 10/25/2031		391	348
0.865% due 08/25/2032		389	348
Amresco Residential Securities Mortgage Loan Trust
1.105% due 06/25/2029		99	92
Apidos CDO Ltd.
0.492% due 01/20/2019		8,331	8,318
0.498% due 07/27/2017		862	862
0.502% due 06/12/2020		4,102	4,079
Ares CLO Ltd.
0.488% due 02/24/2018		189	189
0.868% due 11/25/2020		24,727	24,404
Asset-Backed Funding Certificates Trust
0.865% due 06/25/2034		724	690
Asset-Backed Securities Corp. Home Equity Loan Trust
0.245% due 05/25/2037		38	24
0.440% due 09/25/2034		294	293
Avenue CLO Ltd.
0.496% due 10/30/2017		2,416	2,416
Bacchus Ltd.
0.482% due 01/20/2019		3,614	3,556
Bear Stearns Asset-Backed Securities Trust
0.235% due 12/25/2036		103	102
0.825% due 10/25/2032		548	520
0.965% due 10/27/2032		82	78
1.165% due 10/25/2037		2,746	2,595
1.165% due 11/25/2042		44	43
Black Diamond CLO Delaware Corp.
0.495% due 06/20/2017		274	274
BlackRock Senior Income Series Corp.
0.488% due 05/25/2017		727	726
BlueMountain CLO Ltd.
0.478% due 11/15/2017		3,977	3,979
Callidus Debt Partners CLO Fund Ltd.
0.504% due 04/17/2020		2,126	2,125
Carrington Mortgage Loan Trust
0.485% due 10/25/2035		201	200
Celf Loan Partners Ltd.
1.297% due 07/25/2019		20,340	20,346
1.487% due 07/25/2019	GBP	11,776	19,506
Centurion CDO Ltd.
0.562% due 03/08/2017		$33,905	33,843
Chase Funding Trust
0.805% due 08/25/2032		34	31
CIT Group Home Equity Loan Trust
0.705% due 06/25/2033		36	33
Citibank Credit Card Issuance Trust
4.150% due 07/07/2017		1,550	1,634
4.850% due 03/10/2017		7,000	7,362
Citibank Omni Master Trust
2.917% due 08/15/2018		224,103	227,519
4.900% due 11/15/2018		3,002	3,112
Citigroup Mortgage Loan Trust, Inc.
0.225% due 07/25/2045		721	553
Collegiate Funding Services Education Loan Trust
0.347% due 12/28/2021		49	49
ContiMortgage Home Equity Loan Trust
0.847% due 03/15/2027		1	1
Cornerstone CLO Ltd.
0.464% due 07/15/2021		6,800	6,647
Countrywide Asset-Backed Certificates
0.265% due 08/25/2037		5,732	5,672
0.345% due 09/25/2036		758	734
0.355% due 06/25/2036		483	468
0.645% due 12/25/2031		45	32
0.905% due 05/25/2032		239	226
1.025% due 05/25/2033		11	10
Countrywide Home Equity Loan Trust
0.307% due 01/15/2037		46	41
Credit Suisse First Boston Mortgage Securities Corp.
0.785% due 01/25/2032		3	3
Credit-Based Asset Servicing and Securitization LLC
0.225% due 11/25/2036		68	37
0.285% due 07/25/2037		527	329
Delta Funding Home Equity Loan Trust
0.987% due 09/15/2029		34	31
Denali Capital CLO Ltd.
0.502% due 04/21/2020		1,324	1,324
Dryden Leveraged Loan CDO
0.482% due 10/20/2020		5,778	5,724

Duane Street CLO Ltd.
0.496% due 01/11/2021		3,948	3,905
Educational Services of America, Inc.
0.895% due 04/25/2039		10,050	10,067
EMC Mortgage Loan Trust
0.865% due 01/25/2041		813	783
0.905% due 05/25/2040		68	61
Emporia Preferred Funding Corp.
1.194% due 10/12/2018		4,318	4,355
Equity One Mortgage Pass-Through Trust
0.465% due 04/25/2034		595	510
0.725% due 11/25/2032		432	403
Eurocredit CDO PLC
0.561% due 01/16/2022	EUR	26,079	35,486
Fairbanks Capital Mortgage Loan Trust
1.440% due 05/25/2028		$261	251
First NLC Trust
0.235% due 08/25/2037		636	326
Ford Auto Securitization Trust Asset-Backed Notes
1.960% due 07/15/2015	CAD	2,507	2,363
Ford Credit Auto Owner Trust
0.380% due 11/15/2015		$24,385	24,381
Fore CLO Ltd.
0.487% due 07/20/2019		13,939	13,843
Four Corners CLO Ltd.
0.516% due 01/26/2020		3,194	3,173
Franklin CLO Ltd.
0.503% due 06/15/2018		6,935	6,851
Fraser Sullivan CLO Ltd.
0.503% due 03/15/2020		505	502
1.888% due 11/22/2022		10,100	10,126
GCO Education Loan Funding Trust
0.318% due 11/25/2020		99	99
Goldentree Loan Opportunities Ltd.
0.941% due 10/18/2021		1,900	1,892
Gracechurch Card Funding PLC
0.867% due 02/15/2017		73,600	74,065
1.069% due 01/15/2016	EUR	14,500	19,950
Greenpoint Home Equity Loan Trust
0.527% due 01/15/2030		$138	123
GSAMP Trust
0.235% due 12/25/2036		468	235
Gulf Stream Sextant CLO Ltd.
0.469% due 08/21/2020		252	252
Harbourmaster CLO BV
0.568% due 10/11/2019	EUR	1,480	2,032
Hewett’s Island CDO Ltd.
0.462% due 06/09/2019		$1,485	1,476
Home Equity Asset Trust
1.085% due 02/25/2033		1	1
HSBC Home Equity Loan Trust
0.457% due 01/20/2034		904	899
HSI Asset Loan Obligation Trust
0.225% due 12/25/2036		135	54
Hyundai Capital Auto Funding Ltd.
1.165% due 09/20/2016		1,289	1,281
ING Investment Management CLO Ltd.
0.466% due 12/13/2020		2,804	2,792
0.496% due 12/13/2020		5,084	5,003
Inwood Park CDO Ltd.
0.467% due 01/20/2021		1,243	1,239
Irwin Whole Loan Home Equity Trust
0.705% due 07/25/2032		93	79
Jersey Street CLO Ltd.
0.492% due 10/20/2018		4,876	4,843
JPMorgan Mortgage Acquisition Trust
0.225% due 03/25/2047		145	139
Jubilee CDO BV
0.582% due 08/21/2021	EUR	2,200	2,971
Kingsland Ltd.
0.494% due 06/13/2019		$4,145	4,152
Lafayette CLO Ltd.
1.642% due 09/06/2022		1,751	1,750
Landmark CDO Ltd.
0.519% due 07/15/2018		6,520	6,495
Lehman ABS Mortgage Loan Trust
0.255% due 06/25/2037		534	307
Lehman XS Trust
0.315% due 04/25/2037 ^		1,737	1,224
Leopard CLO BV
0.590% due 04/21/2020	EUR	1,581	2,158
LightPoint Pan-European CLO PLC
0.478% due 01/31/2022		963	1,302
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034		$359	343
0.865% due 03/25/2032		65	59

Louisiana Public Facilities Authority
0.738% due 04/26/2021		103	103
Madison Park Funding Ltd.
0.509% due 05/10/2019		336	335
Marathon CLO Ltd.
0.515% due 12/20/2019		758	755
Massachusetts Educational Financing Authority
1.188% due 04/25/2038		2,908	2,927
MASTR Asset-Backed Securities Trust
0.215% due 11/25/2036		84	36
0.215% due 01/25/2037		446	150
Merrill Lynch Mortgage Investors Trust
0.245% due 09/25/2037		6	2
0.285% due 02/25/2037		419	193
Morgan Stanley ABS Capital, Inc. Trust
0.225% due 05/25/2037		299	176
0.265% due 09/25/2036		26	14
0.965% due 07/25/2037		581	542
Morgan Stanley Investment Management Croton Ltd.
0.504% due 01/15/2018		18,164	18,070
Morgan Stanley IXIS Real Estate Capital Trust
0.215% due 11/25/2036		12	6
Mountain Capital CLO Ltd.
0.483% due 09/15/2018		2,626	2,615
MT Wilson CLO Ltd.
0.476% due 07/11/2020		5,389	5,338
Nash Point CLO
0.580% due 07/25/2022	EUR	863	1,174
Nautique Funding Ltd.
0.494% due 04/15/2020		$1,580	1,558
Nelnet Education Loan Funding, Inc.
0.378% due 08/26/2019		808	808
Nelnet Student Loan Trust
0.938% due 07/25/2018		873	875
New Century Home Equity Loan Trust
0.345% due 05/25/2036		693	456
0.425% due 06/25/2035		72	72
North Carolina State Education Assistance Authority
0.688% due 10/26/2020		208	208
Northstar Education Finance, Inc.
0.378% due 01/28/2017		5,400	5,338
0.865% due 12/26/2031		19,615	19,607
Oak Hill Credit Partners Ltd.
0.488% due 05/17/2021		855	850
Octagon Investment Partners Ltd.
0.479% due 04/23/2020		1,470	1,452
Option One Mortgage Loan Trust
0.705% due 08/25/2032		159	144
5.599% due 01/25/2037 ^		78	78
Option One Mortgage Loan Trust Asset-Backed Certificates
0.705% due 06/25/2032		25	23
Pacifica CDO Corp.
0.498% due 01/26/2020		1,415	1,406
Panhandle-Plains Higher Education Authority, Inc.
1.377% due 10/01/2035		1,425	1,448
Park Place Securities, Inc.
0.425% due 09/25/2035		617	606
Popular ABS Mortgage Pass-Through Trust
0.255% due 06/25/2047 ^		608	562
Race Point CLO Ltd.
0.504% due 04/15/2020		16,586	16,475
Renaissance Home Equity Loan Trust
0.525% due 11/25/2034		222	183
0.665% due 12/25/2033		371	363
1.045% due 08/25/2033		811	764
Residential Asset Mortgage Products Trust
0.725% due 06/25/2032		6	5
Residential Asset Securities Corp. Trust
0.665% due 07/25/2032 ^		89	77
SLC Student Loan Trust
4.750% due 06/15/2033		8,597	7,797
SLM Student Loan Trust
0.238% due 07/25/2017		648	647
0.308% due 04/27/2020		6,107	6,101
0.308% due 04/25/2022		12,710	12,681
0.318% due 07/25/2019		2,758	2,746
0.318% due 04/25/2023		1,280	1,281
0.358% due 01/27/2025		8,000	7,965
0.388% due 01/25/2021		4,679	4,676
0.423% due 03/15/2024		2,000	1,931
0.865% due 01/25/2029		11,750	11,814
0.917% due 10/16/2023		1,420	1,421
1.217% due 06/15/2023		1,061	1,066
1.267% due 12/15/2021		3,632	3,649
1.338% due 10/25/2016		177	178
1.738% due 04/25/2023		12,056	12,435

2.350% due 04/15/2039		618	619
South Carolina Student Loan Corp.
0.329% due 12/02/2019		13,519	13,426
0.688% due 01/25/2021		1,120	1,119
0.789% due 03/01/2018		928	928
Specialty Underwriting & Residential Finance Trust
0.225% due 01/25/2038		26	26
0.845% due 01/25/2034		90	78
Stanfield Bristol CLO Ltd.
0.501% due 10/15/2019		1,126	1,124
Stone Tower CLO Ltd.
0.516% due 03/16/2018		5,518	5,474
Structured Asset Securities Corp.
0.265% due 01/25/2037		182	169
1.669% due 04/25/2035		1,810	1,733
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.745% due 01/25/2033		911	835
Trimaran CLO Ltd.
0.492% due 11/01/2018		684	677
Venture CDO Ltd.
0.521% due 07/22/2021		9,300	9,069
Washington Mutual Asset-Backed Certificates Trust
0.225% due 10/25/2036		78	32
WG Horizons CLO
0.496% due 05/24/2019		8,098	7,990
WhiteHorse Ltd.
0.512% due 05/01/2018		16,825	16,761

Total Asset-Backed Securities (Cost $894,033)			892,389

SOVEREIGN ISSUES 10.5%
Belgium Government International Bond
0.875% due 09/14/2015		49,900	50,236
China Development Bank Corp.
5.000% due 10/15/2015		6,000	6,403
Development Bank of Japan, Inc.
0.444% due 04/17/2015		40,300	40,295
1.736% due 04/27/2017		12,000	12,002
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		2,100	2,128
Export-Import Bank of China
4.875% due 07/21/2015		2,050	2,173
Italy Government International Bond Strips
0.000% due 03/27/2014 (d)		6,875	6,865
0.000% due 09/27/2014		6,875	6,839
Japan Bank for International Cooperation
0.599% due 11/13/2018		50,000	50,131
1.875% due 09/24/2015		92,500	94,681
Japan Finance Organization for Municipalities
0.888% due 05/22/2017		32,000	32,359
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	3,450	5,318
6.505% due 03/01/2019		1,950	3,078
Kommunalbanken A/S
0.362% due 05/02/2017		$49,500	49,510
0.417% due 02/20/2018		18,426	18,422
0.447% due 04/01/2015		100	100
0.626% due 03/27/2017		49,350	49,765
1.000% due 09/26/2017		5,300	5,227
1.750% due 10/05/2015		36,300	37,119
2.375% due 01/19/2016		6,350	6,568
2.750% due 05/05/2015		54,000	55,725
Kommunekredit
1.000% due 05/05/2015		20,000	20,174
Kommuninvest Sverige AB
1.000% due 04/27/2015		150	151
1.000% due 10/24/2017		5,000	4,938
Korea Housing Finance Corp.
3.500% due 12/15/2016		1,200	1,268
Mexico Government International Bond
6.250% due 06/16/2016 (f)	MXN	3,842,020	309,734
7.000% due 06/19/2014		750,000	58,632
Province of Ontario
0.950% due 05/26/2015		$398,926	402,132
1.600% due 09/21/2016		15,100	15,399
1.875% due 09/15/2015		5,000	5,079
2.700% due 06/16/2015		43,410	44,854
Qatar Government International Bond
5.150% due 04/09/2014		8,200	8,305
Republic of Korea
5.750% due 04/16/2014		8,781	8,910
State of North Rhine-Westphalia
0.538% due 04/28/2017		58,400	58,686
0.562% due 05/03/2017		18,000	18,092
0.946% due 07/11/2017		28,900	29,442

Total Sovereign Issues (Cost $1,497,797)			1,520,740

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
0.554% due 01/30/2014 (c)		328	2,322

Total Preferred Securities (Cost $3,489)			2,322

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.6%
COMMERCIAL PAPER 4.4%
British Telecommunications PLC
0.750% due 04/08/2014		$7,550	7,544
0.750% due 04/10/2014		22,600	22,580
0.800% due 03/07/2014		42,000	41,979
Daimler Finance North America LLC
0.700% due 03/13/2014		19,200	19,189
DCP Midstream LLC
1.050% due 01/07/2014		14,450	14,448
1.050% due 01/13/2014		44,450	44,436
1.050% due 01/27/2014		21,000	20,985
1.100% due 01/14/2014		92,200	92,166
Entergy Corp.
0.910% due 02/03/2014		13,700	13,689
0.910% due 02/10/2014		20,500	20,480
0.920% due 01/28/2014		6,510	6,506
0.920% due 02/06/2014		5,200	5,195
0.930% due 02/06/2014		711	710
0.940% due 01/28/2014		39,300	39,273
0.950% due 02/24/2014		31,900	31,855
0.960% due 04/07/2014		14,200	14,181
0.986% due 03/17/2014		13,600	13,587
Ford Motor Credit Co.
0.800% due 02/18/2014		42,000	41,956
0.880% due 07/14/2014		8,000	7,975
0.900% due 08/05/2014		12,100	12,056
1.021% due 04/28/2014		5,000	4,992
Santander S.A.
2.190% due 01/02/2014		13,900	13,900
2.370% due 01/02/2014		10,800	10,800
Vodafone Group PLC
0.690% due 02/10/2014		9,200	9,193
0.720% due 01/28/2014		83,700	83,657
0.750% due 01/02/2014		24,400	24,400
0.780% due 01/02/2014		11,000	11,000

			628,732

REPURCHASE AGREEMENTS (e) 0.1%			18,928

MEXICO TREASURY BILLS 1.0%
3.549% due 01/09/2014 - 04/30/2014 (b)	MXN	1,970,000	150,266

U.S. TREASURY BILLS 0.1%
0.108% due 09/18/2014 - 12/11/2014 (b)(j)		$6,810	6,804

Total Short-Term Instruments (Cost $804,610)			804,730

Total Investments in Securities (Cost $16,222,028)			16,269,629

	SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio	5,992	60
PIMCO Short-Term Floating NAV Portfolio III	91,106,937	910,067

Total Short-Term Instruments (Cost $910,553)		910,127

Total Investments in Affiliates (Cost $910,553)		910,127

Total Investments 118.7% (Cost $17,132,581)		$17,179,756
Financial Derivative Instruments (g)(i) (0.1%) (Cost or Premiums, net $(6,374))		(9,817)
Other Assets and Liabilities, net (18.6%)		(2,695,042)

Net Assets 100.0%		$14,474,897

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Italy Government International Bond Strips	0.000%	03/27/2014	11/01/2013	$6,862	$6,865	0.05%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$18,928	Freddie Mac 2.000% due 01/30/2023	$(19,310)	$18,928	$18,928

Total Repurchase Agreements						$(19,310)	$18,928	$18,928

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BRC	1.500%	12/20/2013	01/06/2014	MXN	(1,053,750)	$(80,751)
BSN	(0.100%)	12/27/2013	01/06/2014		$(199,000)	(198,996)
RDR	0.150%	12/24/2013	01/03/2014		(399,000)	(399,015)

Total Reverse Repurchase Agreements						$(678,762)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.010%	12/31/2013	01/02/2014	$(454,718)	$(454,721)
	0.080%	12/31/2013	01/21/2014	(211,934)	(212,004)
	0.170%	12/27/2013	01/06/2014	(128,246)	(128,255)
FOB	0.100%	12/27/2013	01/03/2014	(308,965)	(308,980)
	0.110%	12/27/2013	01/03/2014	(350,756)	(350,769)
	0.110%	12/27/2013	01/06/2014	(282,185)	(282,223)
GSC	0.080%	12/30/2013	01/06/2014	(127,201)	(127,212)
UBS	0.100%	12/27/2013	01/06/2014	(401,456)	(401,494)

Total Sale-Buyback Transactions					$(2,265,658)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $2,379,801 at a weighted average interest rate of 0.087%.
(3)	Payable for sale-buyback transactions includes $146 of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $2,863,049 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Bond March Futures	Long	03/2014	2,600	$21	$278	$0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	1,776	(132)	122	(61)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	1,776	1,001	31	(61)

Total Futures Contracts				$890	$431	$(122)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.276%	06/18/2014		$27,800,000	$409	$409	$397	$0
Receive	3-Month USD-LIBOR	0.315%	09/17/2014		27,800,000	(798)	(799)	296	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	121,000	(1,259)	(2,036)	275	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		120,000	(15)	(2,224)	274	0

Total Swap Agreements						$(1,663)	$(4,650)	$1,242	$0

(h)	Securities with an aggregate market value of $1,851 and cash of $33,062 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014		$5,436	AUD	6,133	$40	$0
	02/2014	AUD	6,133		$5,425	0	(40)
	10/2014	DKK	168,000		30,140	0	(903)
BPS	01/2014	MXN	700,000		53,849	262	0
	03/2014		1,972,053		150,994	712	0
	03/2014		$1,066	CAD	1,137	2	0
	03/2014		13,381	MXN	174,644	0	(73)
	09/2014	AUD	13,400		$11,715	0	(62)
	10/2014	DKK	100,000		17,929	0	(549)
BRC	01/2014	AUD	6,133		5,601	126	0
	01/2014	EUR	146,400		195,374	0	(6,027)
	01/2014		$191,214	EUR	146,400	10,187	0
	03/2014	GBP	41,382		$67,709	0	(785)
CBK	01/2014	EUR	2,199		2,971	0	(54)
	02/2014		307		421	0	(1)
	03/2014	CAD	7,951		7,492	21	0
	10/2014	DKK	200,000		36,016	0	(941)
DUB	02/2014		$1,872	EUR	1,369	12	0
	06/2014	MXN	781,549		$59,148	70	0
	10/2014	DKK	500,000		89,985	0	(2,406)
FBF	01/2014	EUR	177,582		240,174	0	(4,126)
	03/2014	GBP	9,299		15,232	0	(159)
	03/2014	MXN	461,993		34,791	0	(415)
GLM	03/2014		420,643		31,567	17	(505)
	04/2014		150,447		11,532	91	0
HUS	01/2014	EUR	123,787		166,537	0	(3,756)
	01/2014		$196	DKK	1,060	0	0
	01/2014		130,818	EUR	98,100	4,137	0
	02/2014	JPY	795,880		$8,015	456	0
JPM	01/2014	MXN	139,522		10,748	78	0
	03/2014		378,875		29,248	375	0
MSC	01/2014	BRL	2,134		905	0	0
	01/2014	JPY	1,000		10	1	0
	01/2014		$911	BRL	2,134	0	(6)
	01/2014		81,066	MXN	1,053,750	0	(378)
	03/2014	MXN	1,420,343		$108,279	528	(488)
	04/2014		78,967		6,041	48	0
RYL	01/2014	DKK	138,982		24,278	0	(1,351)
	01/2014	GBP	4,457		6,799	0	(581)
	02/2014	EUR	26,564		34,601	0	(1,942)
	05/2014		25,200		32,849	0	(1,820)
UAG	01/2014	DKK	4,985		893	0	(27)
	01/2014		$280,773	EUR	205,468	1,890	0
	02/2014	EUR	205,468		$280,775	0	(1,883)
	02/2014		$1,110	CHF	1,023	37	0

Total Forward Foreign Currency Contracts						$19,090	$(29,278)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	03/03/2014	$1,000,000	$(1,559)	$(2,688)

Total Written Options							$(1,559)	$(2,688)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Standard Chartered Bank	1.000%	12/20/2018	1.012%	EUR	7,950	$(26)	$23	$0	$(3)
BPS	Holcim Finance S.A.	1.000%	12/20/2018	0.959%		51,900	(809)	976	167	0
	Standard Chartered Bank	1.000%	12/20/2018	1.012%		9,300	(30)	27	0	(3)
CBK	Volvo Treasury AB	1.000%	12/20/2018	1.007%		69,000	(1,655)	1,656	1	0
DUB	Standard Chartered Bank	1.000%	09/20/2016	0.528%		65,000	99	1,080	1,179	0
	Standard Chartered Bank	1.000%	12/20/2018	1.012%		27,800	(200)	191	0	(9)
GST	Freeport-McMoRan Copper & Gold, Inc.	1.000%	12/20/2018	1.167%		$19,200	(731)	586	0	(145)
	Standard Chartered Bank	1.000%	03/20/2019	1.054%		4,970	(5)	(7)	0	(12)
JPM	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	1.001%		12,000	(277)	281	4	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	12/20/2018	1.167%		25,000	(942)	753	0	(189)

							$(4,576)	$5,566	$1,351	$(361)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (4)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	Floating rate equal to 3-Month USD-LIBOR plus 0.475% based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR plus 0.260% based on the notional amount of currency received	01/31/2014	$ 10,857	EUR	7,700	$(104)	$376	$272	$0
	Floating rate equal to 3-Month USD-LIBOR plus 0.504% based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR plus 0.300% based on the notional amount of currency received	05/30/2014	10,826		7,700	(135)	381	246	0

							$(239)	$757	$518	$0

Total Swap Agreements							$(4,815)	$6,323	$1,869	$(361)

(4)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(j)	Securities with an aggregate market value of $18,051 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$84,036	$0	$84,036
Corporate Bonds & Notes
Banking & Finance	0	5,095,368	24,934	5,120,302
Industrials	0	2,123,084	0	2,123,084
Utilities	0	490,742	0	490,742
Municipal Bonds & Notes
Arkansas	0	6,355	0	6,355
California	0	120,948	0	120,948
Georgia	0	2,000	0	2,000
Hawaii	0	1,400	0	1,400
Massachusetts	0	10,257	0	10,257
Michigan	0	21,607	0	21,607
Minnesota	0	3,679	0	3,679
New Jersey	0	15,834	0	15,834
New York	0	55,656	0	55,656
North Carolina	0	4,036	0	4,036
Oregon	0	997	0	997
South Dakota	0	1,034	0	1,034
U.S. Government Agencies	0	1,241,942	123,970	1,365,912
U.S. Treasury Obligations	0	2,523,970	0	2,523,970
Mortgage-Backed Securities	0	1,053,242	44,357	1,097,599
Asset-Backed Securities	0	890,913	1,476	892,389
Sovereign Issues	0	1,502,648	18,092	1,520,740
Preferred Securities
Banking & Finance	0	0	2,322	2,322
Short-Term Instruments
Commercial Paper	0	628,732	0	628,732
Repurchase Agreements	0	18,928	0	18,928
Mexico Treasury Bills	0	150,266	0	150,266
U.S. Treasury Bills	0	6,804	0	6,804
	$0	$16,054,478	$215,151	$16,269,629

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	910,127	0	0	910,127

Total Investments	$910,127	$16,054,478	$215,151	$17,179,756

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	431	1,242	0	1,673
Over the counter	0	20,959	0	20,959
	$431	$22,201	$0	$22,632

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(122)	0	0	(122)
Over the counter	0	(32,327)	0	(32,327)

	$(122)	$(32,327)	$0	$(32,449)

Totals	$910,436	$16,044,352	$215,151	$17,169,939

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$64,819	$24,951	$0	$109	$0	$56	$0	$(65,001)	$24,934	$(19)
U.S. Government Agencies	144,461	0	(20,427)	(1)	0	(63)	0	0	123,970	(43)
Mortgage-Backed Securities	113,618	30,320	(55,102)	3	28	(927)	0	(43,583)	44,357	(228)
Asset-Backed Securities	47,380	402	(32,849)	27	194	37	0	(13,715)	1,476	(21)
Sovereign Issues	0	33,011	(15,029)	0	31	79	0	0	18,092	80
Preferred Securities
Banking & Finance	2,383	0	0	0	0	(61)	0	0	2,322	(61)

Totals	$372,661	$88,684	$(123,407)	$138	$253	$(879)	$0	$(122,299)	$215,151	$(292)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$24,934	Benchmark Pricing	Base Price	99.80
U.S. Government Agencies	285	Benchmark Pricing	Base Price	97.14 - 97.77
	123,685	Third Party Vendor	Broker Quote	99.90 - 101.04
Mortgage-Backed Securities	44,357	Third Party Vendor	Broker Quote	100.00
Asset-Backed Securities	195	Benchmark Pricing	Base Price	100.00
	1,281	Third Party Vendor	Broker Quote	99.32
Sovereign Issues	18,092	Benchmark Pricing	Base Price	100.52
Preferred Securities Banking & Finance	2,322	Benchmark Pricing	Base Price	$ 7,081.90

Total	$215,151

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Small Cap StocksPLUS® AR Strategy Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 75.4%
CORPORATE BONDS & NOTES 24.5%
BANKING & FINANCE 16.1%
Ally Financial, Inc.
3.125% due 01/15/2016		$400	$410
3.500% due 07/18/2016		100	103
4.500% due 02/11/2014		2,500	2,514
4.625% due 06/26/2015		3,500	3,651
6.750% due 12/01/2014		900	944
8.300% due 02/12/2015		3,200	3,448
American Honda Finance Corp.
0.744% due 10/07/2016		3,100	3,118
American International Group, Inc.
5.050% due 10/01/2015		400	429
5.450% due 05/18/2017		1,800	2,013
8.250% due 08/15/2018		3,500	4,385
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,835
Banco do Brasil S.A.
2.899% due 07/02/2014		200	201
3.875% due 10/10/2022		700	611
Banco Santander Brasil S.A.
2.343% due 03/18/2014		600	600
4.250% due 01/14/2016		1,000	1,036
Banco Santander Chile
1.842% due 01/19/2016		1,000	995
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		500	472
Bank of America Corp.
0.571% due 08/15/2016		400	393
1.500% due 10/09/2015		700	707
4.500% due 04/01/2015		2,400	2,512
6.500% due 08/01/2016		12,425	14,036
Bank of Montreal
2.850% due 06/09/2015		200	207
Bankia S.A.
3.500% due 12/14/2015	EUR	9,600	13,611
Banque PSA Finance S.A.
2.146% due 04/04/2014		$500	500
Barclays Bank PLC
14.000% due 06/15/2019 (c)	GBP	5,600	12,382
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	213
6.500% due 03/10/2021		200	212
6.750% due 09/30/2022		3,900	4,163
7.250% due 04/22/2020		400	434
BNP Paribas S.A.
1.144% due 01/10/2014		1,000	1,000
CIT Group, Inc.
4.750% due 02/15/2015		5,700	5,921
5.250% due 04/01/2014		2,900	2,936
Citigroup, Inc.
0.512% due 06/09/2016		4,600	4,528
0.921% due 11/15/2016		7,000	7,015
1.198% due 07/25/2016		8,600	8,695
1.300% due 04/01/2016		1,000	1,003
1.694% due 01/13/2014		400	400
2.650% due 03/02/2015		5,000	5,103
5.000% due 09/15/2014		3,800	3,909
Credit Agricole Home Loan SFH
0.992% due 07/21/2014		1,600	1,605
Eksportfinans ASA
2.000% due 09/15/2015		700	691
Export-Import Bank of Korea
4.000% due 01/29/2021		2,000	2,059
5.875% due 01/14/2015		600	631
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		600	647
7.000% due 04/15/2015		400	431
8.000% due 06/01/2014		6,900	7,111
8.000% due 12/15/2016		200	237
8.700% due 10/01/2014		100	106
General Motors Financial Co., Inc.
2.750% due 05/15/2016		700	710
Goldman Sachs Group, Inc.
0.641% due 07/22/2015		1,700	1,697

1.238% due 02/07/2014		2,400	2,402
International Lease Finance Corp.
4.875% due 04/01/2015		1,900	1,974
5.650% due 06/01/2014		500	510
6.500% due 09/01/2014		3,700	3,839
6.750% due 09/01/2016		3,475	3,892
Intesa Sanpaolo SpA
2.638% due 02/24/2014		400	401
JPMorgan Chase & Co.
0.857% due 02/26/2016		7,000	7,033
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		3,600	4,121
Korea Development Bank
3.500% due 08/22/2017		200	209
Korea Exchange Bank
3.125% due 06/26/2017		1,400	1,438
Korea Finance Corp.
3.250% due 09/20/2016		600	627
Macquarie Bank Ltd.
6.625% due 04/07/2021		2,600	2,876
Macquarie Group Ltd.
7.300% due 08/01/2014		500	518
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		200	231
Morgan Stanley
0.724% due 10/15/2015		7,800	7,787
2.875% due 01/24/2014		1,800	1,802
National Australia Bank Ltd.
0.966% due 04/11/2014		2,000	2,004
New York Life Global Funding
0.589% due 05/23/2016		3,425	3,441
Nordea Eiendomskreditt A/S
0.663% due 04/07/2015		800	801
Northern Rock Asset Management PLC
5.625% due 06/22/2017		1,100	1,248
Nykredit Realkredit A/S
2.000% due 04/01/2014	DKK	13,100	2,428
Petrobras Global Finance BV
2.000% due 05/20/2016		$7,700	7,713
3.000% due 01/15/2019		200	188
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	107
Rabobank Group
6.875% due 03/19/2020	EUR	600	938
RCI Banque S.A.
2.116% due 04/11/2014		$1,500	1,505
Realkredit Danmark A/S
2.000% due 04/01/2014	DKK	23,600	4,369
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		$100	108
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		1,000	1,069
SLM Corp.
0.538% due 01/27/2014		4,150	4,145
3.875% due 09/10/2015		6,570	6,825
5.000% due 04/15/2015		700	734
6.250% due 01/25/2016		300	325
Springleaf Finance Corp.
5.750% due 09/15/2016		200	213
6.900% due 12/15/2017		1,900	2,086
SSIF Nevada LP
0.944% due 04/14/2014		3,700	3,707
State Bank of India
4.500% due 10/23/2014		800	818
4.500% due 07/27/2015		100	103
Stone Street Trust
5.902% due 12/15/2015		200	214
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,333	1,037
Turkiye Garanti Bankasi A/S
2.742% due 04/20/2016		200	195
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		2,300	2,470
Wells Fargo & Co.
1.250% due 07/20/2016		2,900	2,923

			223,944

INDUSTRIALS 7.2%
AbbVie, Inc.
0.998% due 11/06/2015		5,400	5,458
Anheuser-Busch InBev Worldwide, Inc.
0.788% due 01/27/2014		1,300	1,301
Braskem Finance Ltd.
5.750% due 04/15/2021		2,500	2,463

7.000% due 05/07/2020	1,000	1,072
Daimler Finance North America LLC
0.843% due 01/09/2015	2,300	2,308
0.922% due 08/01/2016	3,600	3,610
DISH DBS Corp.
6.625% due 10/01/2014	900	938
7.125% due 02/01/2016	700	777
7.750% due 05/31/2015	6,400	6,960
DP World Sukuk Ltd.
6.250% due 07/02/2017	1,100	1,213
Enbridge, Inc.
0.897% due 10/01/2016	2,500	2,511
General Mills, Inc.
0.588% due 05/16/2014	4,100	4,104
GTL Trade Finance, Inc.
7.250% due 10/20/2017	700	790
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	1,300	1,261
HCA, Inc.
6.375% due 01/15/2015	500	526
7.875% due 02/15/2020	5,100	5,489
8.500% due 04/15/2019	3,400	3,613
Johnson & Johnson
0.311% due 11/28/2016	10,400	10,413
MGM Resorts International
6.625% due 07/15/2015	3,450	3,717
7.500% due 06/01/2016	1,200	1,350
NBCUniversal Media LLC
2.100% due 04/01/2014	2,100	2,109
PepsiCo, Inc.
0.436% due 07/30/2015	10,000	10,020
President and Fellows of Harvard College
6.500% due 01/15/2039	1,100	1,400
STATS ChipPAC Ltd.
4.500% due 03/20/2018	600	600
Thomson Reuters Corp.
1.300% due 02/23/2017	9,800	9,763
Total Capital Canada Ltd.
0.624% due 01/15/2016	1,000	1,006
UAL Pass-Through Trust
10.400% due 05/01/2018	46	53
Volkswagen International Finance NV
0.837% due 11/20/2014	1,520	1,526
0.857% due 04/01/2014	390	390
1.038% due 02/17/2014	4,800	4,805
WM Wrigley Jr. Co.
3.700% due 06/30/2014	7,200	7,312
Woodside Finance Ltd.
4.500% due 11/10/2014	400	413

		99,271

UTILITIES 1.2%
Rosneft Finance S.A.
6.625% due 03/20/2017	100	111
Shell International Finance BV
0.311% due 11/10/2015	3,000	3,002
0.451% due 11/15/2016	2,500	2,504
Verizon Communications, Inc.
0.442% due 03/06/2015	900	899
1.773% due 09/15/2016	6,400	6,598
1.993% due 09/14/2018	500	526
2.500% due 09/15/2016	1,100	1,138
3.650% due 09/14/2018	2,400	2,542

		17,320

Total Corporate Bonds & Notes (Cost $335,785)		340,535

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	122
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	3,500	3,976
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	400	492
San Luis Obispo County, California Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 09/01/2027	7,100	2,924

University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	425

		7,939

COLORADO 0.3%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,300	4,673

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	900	901

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	122

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,274

NEW YORK 0.4%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,000	1,102
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	106
New York City, New York Water & Sewer System Revenue Bonds, (FGIC Insured), Series 2007
4.750% due 06/15/2033	3,300	3,365
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,110

		5,683

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	81

TEXAS 0.2%
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2022	2,000	2,127
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	300	337

		2,464

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	642

Total Municipal Bonds & Notes (Cost $22,909)		23,779

U.S. GOVERNMENT AGENCIES 13.6%
Fannie Mae
0.515% due 07/25/2037	166	166
0.545% due 07/25/2037	166	166
0.565% due 09/25/2035	324	320
0.615% due 09/25/2035	272	273
0.875% due 08/28/2017 - 12/20/2017	4,500	4,427
0.905% due 03/25/2040	409	412
1.250% due 01/30/2017	1,300	1,316
2.310% due 08/01/2022	100	94
2.870% due 09/01/2027	300	260
4.000% due 07/01/2018 - 02/01/2044	4,670	4,923
4.500% due 04/01/2025 - 02/01/2044	71,962	76,255
4.501% due 07/01/2019	946	1,039
5.000% due 02/13/2017 - 02/01/2044	37,742	41,073
5.375% due 06/12/2017	100	114
5.500% due 09/01/2023 - 04/01/2040	15,342	16,884
6.000% due 05/01/2019 - 05/01/2041	12,754	14,141
7.500% due 04/01/2024 - 11/01/2037	622	701
Freddie Mac
0.205% due 12/25/2036	20	20
0.317% due 07/15/2019	11	11
0.877% due 10/15/2037	115	115
4.500% due 12/01/2039 - 09/01/2041	6,947	7,376
5.000% due 08/01/2026 - 02/01/2039	4,849	5,235
5.500% due 08/23/2017 - 05/01/2040	1,948	2,133
6.000% due 04/01/2040 - 01/01/2044	1,018	1,125
Ginnie Mae
5.000% due 05/15/2038 - 04/15/2039	5,290	5,749
6.000% due 12/15/2038	325	362

Small Business Administration
5.290% due 12/01/2027		88	96
5.720% due 01/01/2029		1,726	1,898
6.020% due 08/01/2028		1,580	1,779

Total U.S. Government Agencies (Cost $187,986)			188,463

U.S. TREASURY OBLIGATIONS 12.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017		720	740
0.125% due 01/15/2022		206	198
0.125% due 07/15/2022		1,828	1,751
0.625% due 07/15/2021		311	316
1.125% due 01/15/2021		214	224
1.250% due 04/15/2014		23,947	24,116
1.250% due 07/15/2020		535	573
1.750% due 01/15/2028		3,233	3,460
2.000% due 01/15/2014 (f)(h)		28,186	28,183
2.000% due 07/15/2014 (h)		59,472	60,821
2.375% due 01/15/2025		3,717	4,273
2.375% due 01/15/2027		2,432	2,802
2.500% due 01/15/2029		8,485	9,962
U.S. Treasury Notes
0.250% due 11/30/2015 (h)		37,900	37,827
0.500% due 12/15/2016		200	199
0.625% due 05/31/2017 (h)		270	266

Total U.S. Treasury Obligations (Cost $177,430)			175,711

MORTGAGE-BACKED SECURITIES 4.2%
Adjustable Rate Mortgage Trust
4.594% due 11/25/2037 ^		10,961	7,162
Banc of America Commercial Mortgage Trust
5.633% due 04/10/2049		113	114
Chaseflex Trust
0.465% due 07/25/2037		693	513
Citigroup Mortgage Loan Trust, Inc.
0.235% due 01/25/2037		10	6
2.500% due 03/25/2036		965	888
5.255% due 08/25/2035		438	430
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.218% due 07/15/2044		390	393
Countrywide Alternative Loan Trust
0.325% due 02/25/2047		44	37
0.365% due 06/25/2037		151	124
1.128% due 02/25/2036		15	13
Countrywide Home Loan Mortgage Pass-Through Trust
2.504% due 11/25/2034		16	15
2.526% due 02/20/2035		20	19
5.500% due 11/25/2035 ^		131	123
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		4,545	4,941
DBRR Trust
0.853% due 02/25/2045		3,111	3,097
Eddystone Finance PLC
1.042% due 04/19/2021	GBP	2,380	3,863
Granite Master Issuer PLC
0.729% due 12/20/2054		2,061	3,382
0.809% due 12/20/2054		928	1,523
Granite Mortgages PLC
0.604% due 01/20/2044	EUR	15	20
0.844% due 03/20/2044	GBP	439	722
0.844% due 06/20/2044		348	571
0.897% due 01/20/2044		22	37
0.904% due 09/20/2044		100	164
Greenwich Capital Commercial Funding Corp.
5.246% due 04/10/2037		$1,000	1,013
5.820% due 07/10/2038		1,116	1,217
GSR Mortgage Loan Trust
5.032% due 11/25/2035		24	24
HarborView Mortgage Loan Trust
0.336% due 12/19/2036 ^		1,309	869
JPMorgan Chase Commercial Mortgage Securities Trust
4.158% due 01/12/2039		67	67
5.397% due 05/15/2045		1,438	1,572
5.439% due 01/15/2049		4,777	5,271
JPMorgan Mortgage Trust
2.722% due 08/25/2034		277	277
3.554% due 02/25/2035		8	8
5.243% due 07/25/2035		159	163
5.750% due 01/25/2036 ^		39	36
LB Commercial Mortgage Trust
5.839% due 07/15/2044		5,934	6,595
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		1,586	1,720

Leek Finance Ltd.
0.807% due 12/21/2037	GBP	626	1,068
Merrill Lynch Floating Trust
0.706% due 07/09/2021		$2,561	2,556
Merrill Lynch Mortgage Investors Trust
5.080% due 09/25/2035		394	377
Morgan Stanley Capital Trust
5.610% due 04/15/2049		91	92
Residential Accredit Loans, Inc. Trust
0.350% due 08/25/2036		1,305	962
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	1,088	1,456
Structured Adjustable Rate Mortgage Loan Trust
2.463% due 04/25/2035		$482	467
Structured Asset Securities Corp.
2.625% due 10/28/2035		404	382
Titan Europe PLC
0.797% due 10/23/2016	GBP	731	1,184
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020		$711	704
5.749% due 07/15/2045		689	757
WaMu Mortgage Pass-Through Certificates
0.869% due 01/25/2047		46	43
2.463% due 09/25/2046		87	83
2.463% due 10/25/2046		81	76
Wells Fargo Mortgage-Backed Securities Trust
2.628% due 03/25/2036		789	759
5.375% due 12/25/2036		719	708

Total Mortgage-Backed Securities (Cost $57,809)			58,663

ASSET-BACKED SECURITIES 4.1%
Apidos CDO Ltd.
0.498% due 07/27/2017		123	123
Asset-Backed Securities Corp. Home Equity Loan Trust
0.440% due 09/25/2034		6	6
0.805% due 07/25/2035		300	270
Avenue CLO Ltd.
0.502% due 07/20/2018		676	675
Bacchus Ltd.
0.482% due 01/20/2019		2,282	2,246
Bear Stearns Asset-Backed Securities Trust
0.275% due 02/25/2037		4,420	4,057
0.325% due 08/25/2036		1,624	1,107
0.365% due 12/25/2036		557	519
Callidus Debt Partners CLO Fund Ltd.
0.504% due 04/17/2020		2,441	2,440
Centurion CDO Ltd.
0.562% due 03/08/2017		3,092	3,086
Citibank Omni Master Trust
2.917% due 08/15/2018		1,700	1,726
Citigroup Mortgage Loan Trust, Inc.
0.225% due 07/25/2045		48	37
Cornerstone CLO Ltd.
0.464% due 07/15/2021		2,700	2,639
Countrywide Asset-Backed Certificates
0.345% due 09/25/2036		71	69
Credit-Based Asset Servicing and Securitization LLC
0.285% due 07/25/2037		14	8
Duane Street CLO Ltd.
0.496% due 01/11/2021		2,907	2,875
Eurocredit CDO BV
0.824% due 10/20/2016	EUR	889	1,221
First Franklin Mortgage Loan Trust
0.695% due 09/25/2035		$4,000	3,706
Harbourmaster CLO BV
0.568% due 10/11/2019	EUR	1,286	1,767
HSBC Home Equity Loan Trust
0.317% due 03/20/2036		$272	266
Hyde Park CDO BV
0.624% due 06/14/2022	EUR	2,900	3,924
JPMorgan Mortgage Acquisition Trust
0.225% due 03/25/2047		$11	11
Lafayette CLO Ltd.
1.642% due 09/06/2022		172	172
Morgan Stanley ABS Capital, Inc. Trust
0.215% due 07/25/2036		7	3
NOB Hill CLO Ltd.
0.491% due 08/15/2018		1,162	1,154
Pacifica CDO Corp.
0.498% due 01/26/2020		329	327
Residential Asset Securities Corp. Trust
0.415% due 04/25/2037		18,700	16,168
SG Mortgage Securities Trust
0.345% due 02/25/2036		7,426	4,228

SLM Student Loan Trust
0.537% due 12/15/2023	EUR	884	1,197
3.417% due 05/16/2044		$340	361
Soundview Home Loan Trust
0.225% due 11/25/2036		10	4
South Texas Higher Education Authority, Inc.
0.747% due 10/01/2020		882	882
Venture CDO Ltd.
0.461% due 07/22/2021		400	389

Total Asset-Backed Securities (Cost $56,862)			57,663

SOVEREIGN ISSUES 6.2%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	300	423
Hydro-Quebec 0.438%
due 03/31/2014 (c)		$3,600	2,702
Italy Buoni Poliennali Del Tesoro
2.750% due 12/01/2015	EUR	1,000	1,415
3.000% due 04/15/2015		900	1,269
3.750% due 08/01/2015		7,200	10,296
4.500% due 07/15/2015		11,900	17,197
6.000% due 11/15/2014		1,100	1,581
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2014		4,100	5,592
Korea Housing Finance Corp.
4.125% due 12/15/2015		$300	317
Mexico Government International Bond
4.000% due 11/15/2040 (b)	MXN	2,530	198
5.000% due 06/16/2016 (b)		4,807	407
Province of Ontario
0.950% due 05/26/2015		$600	605
1.100% due 10/25/2017		200	198
1.650% due 09/27/2019		300	288
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,680
Spain Government International Bond
3.150% due 01/31/2016	EUR	3,800	5,396
3.750% due 10/31/2015		6,400	9,180
4.000% due 07/30/2015		18,700	26,708

Total Sovereign Issues (Cost $84,031)			85,452

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		4,400	4,862

Total Convertible Preferred Securities (Cost $5,487)			4,862

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
0.554% due 01/30/2014 (c)		2	14

Total Preferred Securities (Cost $21)			14

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.1%
CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.000% due 01/24/2014		$300	300
Credit Suisse AG
0.651% due 12/07/2015		5,100	5,100
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		1,300	1,286

			6,686

COMMERCIAL PAPER 1.0%
British Telecommunications PLC
0.750% due 04/08/2014		600	600

DCP Midstream LLC
1.100% due 01/14/2014		2,500	2,499
1.100% due 01/29/2014		1,900	1,898
Ford Motor Credit Co.
0.840% due 06/02/2014		300	299
0.850% due 06/16/2014		300	299
0.880% due 07/14/2014		600	598
0.900% due 07/01/2014		300	299
0.900% due 08/05/2014		500	498
0.900% due 09/16/2014		1,600	1,593
Santander S.A.
2.370% due 01/02/2014		3,600	3,600
Vodafone Group PLC
0.700% due 02/10/2014		1,800	1,799

			13,982

REPURCHASE AGREEMENTS (d) 0.8%			10,843

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		2,500	2,496

ITALY TREASURY BILLS 2.1%
1.000% due 09/12/2014 - 11/14/2014 (a)	EUR	21,700	29,665

MEXICO TREASURY BILLS 2.7%
3.566% due 01/09/2014 - 06/26/2014 (a)	MXN	485,276	36,880

SPAIN TREASURY BILLS 0.8%
0.487% due 06/20/2014	EUR	7,700	10,556

U.S. TREASURY BILLS 0.0%
0.084% due 01/16/2014 - 12/11/2014 (a)(h)		$519	519

Total Short-Term Instruments (Cost $110,760)			111,627

Total Investments in Securities (Cost $1,039,080)			1,046,769

	SHARES
INVESTMENTS IN AFFILIATES 27.9%
SHORT-TERM INSTRUMENTS 27.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.9%
PIMCO Short-Term Floating NAV Portfolio		161	1
PIMCO Short-Term Floating NAV Portfolio III		38,773,418	387,308

Total Short-Term Instruments (Cost $387,529)			387,309

Total Investments in Affiliates (Cost $387,529)			387,309

Total Investments 103.3% (Cost $1,426,609)			$1,434,078
Financial Derivative Instruments (e)(g) 9.8% (Cost or Premiums, net $(1,361))			136,387
Other Assets and Liabilities, net (13.1%)			(182,443)

Net Assets 100.0%			$1,388,022

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$10,300	U.S. Treasury Notes 0.500% due 07/31/2017	$(10,524)	$10,300	$10,300
SSB	0.000%	12/31/2013	01/02/2014	543	Freddie Mac 2.080% due 10/17/2022	(557)	543	543

Total Repurchase Agreements						$(11,081)	$10,843	$10,843

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,024	$(274)	$0	$(101)
90-Day Eurodollar December Futures	Long	12/2016	36	(3)	0	(3)
90-Day Eurodollar June Futures	Long	06/2016	174	186	0	(9)
90-Day Eurodollar June Futures	Long	06/2017	12	11	0	(1)
90-Day Eurodollar March Futures	Long	03/2016	429	527	0	(21)
90-Day Eurodollar March Futures	Long	03/2017	22	23	0	(2)
90-Day Eurodollar September Futures	Long	09/2015	2,519	582	0	(126)
90-Day Eurodollar September Futures	Long	09/2016	37	0	0	(2)
Russell 2000 Mini Index March Futures	Long	03/2014	4,143	21,884	1,989	0

Total Futures Contracts				$22,936	$1,989	$(265)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-21 5-Year Index	(1.000%	)	12/20/2018	$12,600	$(230)	$(39)	$0	$(9)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018		$56,600	$1,034	$472	$37	$0
iTraxx Europe 20 Index	1.000%	12/20/2018	EUR	4,500	90	86	0	0

					$1,124	$558	$37	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$2,400	$(33)	$(30)	$0	$(2)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	45,200	299	(49)	0	(12)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	16,700	82	54	0	(11)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	11,500	2,503	1,728	132	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	65,300	5,184	1,126	833	0

					$8,035	$2,829	$965	$(25)

Total Swap Agreements					$8,929	$3,348	$1,002	$(34)

(f)	Securities with an aggregate market value of $5,581 and cash of $20,983 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	61,538		$83,292	$0	$(1,366)
BPS	01/2014		$85,830	EUR	62,422	44	0
	02/2014	EUR	62,422		$85,828	0	(44)
	02/2014	JPY	318,500		3,092	67	0
	02/2014	MXN	7,008		533	0	(1)
	03/2014	EUR	4,985		6,570	0	(288)
	03/2014	MXN	46,582		3,569	25	0
	04/2014		94,072		7,102	0	(36)
	06/2014		41,281		3,139	20	0
	08/2014	EUR	100		127	0	(11)
BRC	03/2014	GBP	13,345		21,835	0	(253)
CBK	01/2014	MXN	68,030		5,135	0	(73)
	02/2014		5,879		447	0	(1)
	04/2014	EUR	100		127	0	(11)
DUB	01/2014		521		717	0	0
	02/2014		400		528	0	(23)
	02/2014	JPY	726,100		7,006	110	0
	02/2014		$1,676	EUR	1,219	1	0
	04/2014	DKK	37,341		$6,779	0	(112)
FBF	01/2014	JPY	125,885		1,200	5	0
	03/2014	GBP	2,205		3,612	0	(38)
	04/2014	EUR	6,000		8,103	0	(151)
	06/2014		200		254	0	(22)
GLM	01/2014	MXN	47,827		3,614	0	(47)
	02/2014	EUR	3,287		4,400	0	(122)
HUS	01/2014		363		496	0	(3)
	02/2014	JPY	96,099		968	55	0
JPM	02/2014	EUR	215		296	0	0
MSC	01/2014	BRL	179		76	1	0
	01/2014	MXN	48,120		3,685	1	0
	01/2014		$76	BRL	179	0	0
	04/2014	MXN	120,000		$9,011	0	(95)
RYL	02/2014	EUR	9,700		12,869	0	(475)
	03/2014		9,956		13,312	0	(384)
UAG	04/2014		9,000		12,171	0	(210)

Total Forward Foreign Currency Contracts						$329	$(3,766)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	4,300	$(8)	$(6)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		4,300	(10)	(2)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,100	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,100	(2)	0
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,100	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,100	(2)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		$97,000	(195)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		97,000	(588)	(137)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		55,700	(67)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.700%	03/17/2014		55,700	(457)	(754)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		94,900	(249)	(175)

								$(1,582)	$(1,082)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014	$1,600	$(1)	$(1)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014	1,600	(2)	(1)

						$(3)	$(2)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$(1)

Total Written Options						$(1,589)	$(1,085)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	General Electric Capital Corp.	1.000%	03/20/2016	0.314%	$2,200	$(23)	$57	$34	$0
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%	800	(15)	11	0	(4)
	MetLife, Inc.	1.000%	12/20/2014	0.135%	1,200	(22)	32	10	0
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.776%	500	(7)	9	2	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%	1,000	(1)	(2)	0	(3)
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%	600	(10)	7	0	(3)
CBK	Brazil Government International Bond	1.000%	06/20/2016	1.166%	1,800	(5)	(1)	0	(6)
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%	100	(2)	2	0	0
	JPMorgan Chase & Co.	1.000%	06/20/2014	0.205%	3,200	30	(16)	14	0
	MetLife, Inc.	1.000%	12/20/2014	0.135%	400	(10)	14	4	0
	Mexico Government International Bond	1.000%	06/20/2016	0.413%	3,100	0	46	46	0
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.776%	1,000	(10)	13	3	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%	600	(4)	13	9	0
	Mexico Government International Bond	1.000%	06/20/2016	0.413%	2,000	5	25	30	0
FBF	Brazil Government International Bond	1.000%	06/20/2016	1.166%	1,800	(3)	(4)	0	(7)
GST	Brazil Government International Bond	1.000%	06/20/2015	0.776%	500	(7)	9	2	0
HUS	Brazil Government International Bond	1.000%	06/20/2016	1.166%	1,300	(2)	(3)	0	(5)
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%	200	(3)	2	0	(1)
	Mexico Government International Bond	1.000%	03/20/2016	0.359%	800	(6)	18	12	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	4,800	(12)	41	29	0
JPM	Indonesia Government International Bond	1.000%	06/20/2016	1.215%	100	(2)	1	0	(1)
MYC	Mexico Government International Bond	1.000%	03/20/2016	0.359%	1,000	(6)	21	15	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.062%	300	2	2	4	0

						$(113)	$297	$214	$(30)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$2,600	$152	$(71)	$81	$0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,000	130	(99)	31	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	500	62	(47)	15	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	193	0	3	3	0

					$344	$(214)	$130	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,000	$1	$(26)	$0	$(25)
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	100	0	0	0	0
BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		32,500	5	(2)	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		9,000	(5)	17	12	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		4,000	(2)	(10)	0	(12)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		200	0	0	0	0
DUB	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	0	(1)	0	(1)
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	500	0	(13)	0	(13)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	200	(1)	0	0	(1)
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017	BRL	900	0	(25)	0	(25)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	1,700	(1)	1	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		3,000	(1)	6	5	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		300	(1)	(1)	0	(2)
JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		400	(2)	0	0	(2)
MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,100	0	2	2	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		43,000	7	(4)	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		2,000	(1)	4	3	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		2,000	(1)	(6)	0	(7)
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	300	(1)	(8)	0	(9)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	1,000	0	1	1	0

							$(3)	$(65)	$29	$(97)

Total Return Swaps on Indices

									Swap Agreements, at Value

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
BOA	Receive	Russell 2000 Index	108,457	3-Month USD-LIBOR less a specified spread	05/15/2014	$471,654		$116,004	$116,004	$0
FBF	Receive	Russell 2000 Index	53,878	3-Month USD-LIBOR less a specified spread	11/14/2014	269,998		21,967	21,967	0

								$137,971	$137,971	$0

Total Swap Agreements							$228	$137,989	$138,344	$(127)

(5)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(h)	Securities with an aggregate market value of $3,138 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$223,743	$201	$223,944
Industrials	0	99,218	53	99,271
Utilities	0	17,320	0	17,320
Municipal Bonds & Notes
California	0	7,939	0	7,939
Colorado	0	4,673	0	4,673
Illinois	0	901	0	901
Nevada	0	122	0	122
New Jersey	0	1,274	0	1,274
New York	0	5,683	0	5,683
Ohio	0	81	0	81
Texas	0	2,464	0	2,464
Washington	0	642	0	642
U.S. Government Agencies	0	188,463	0	188,463
U.S. Treasury Obligations	0	175,711	0	175,711
Mortgage-Backed Securities	0	58,663	0	58,663
Asset-Backed Securities	0	57,663	0	57,663
Sovereign Issues	0	85,452	0	85,452
Convertible Preferred Securities
Banking & Finance	4,862	0	0	4,862
Preferred Securities
Banking & Finance	0	0	14	14
Short-Term Instruments
Certificates of Deposit	0	6,686	0	6,686
Commercial Paper	0	13,982	0	13,982
Repurchase Agreements	0	10,843	0	10,843
Short-Term Notes	0	2,496	0	2,496
Italy Treasury Bills	0	29,665	0	29,665
Mexico Treasury Bills	0	36,880	0	36,880
Spain Treasury Bills	0	10,556	0	10,556
U.S. Treasury Bills	0	519	0	519
	$4,862	$1,041,639	$268	$1,046,769

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$387,309	$0	$0	$387,309

Total Investments	$392,171	$1,041,639	$268	$1,434,078

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,989	1,002	0	2,991
Over the counter	0	138,673	0	138,673
	$1,989	$139,675	$0	$141,664

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(265)	(34)	0	(299)
Over the counter	0	(4,977)	(1)	(4,978)

	$(265)	$(5,011)	$(1)	$(5,277)

Totals	$393,895	$1,176,303	$267	$1,570,465

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$2,261	$0	$(2,023)	$(2)	$(37)	$2	$0	$0	$201	$0
Industrials	73	0	(17)	0	0	(3)	0	0	53	(1)
Asset-Backed Securities	709	0	(536)	0	0	(1)	0	(172)	0	0
Preferred Securities
Banking & Finance	14	0	0	0	0	0	0	0	14	0

	$3,057	$0	$(2,576)	$(2)	$(37)	$(2)	$0	$(172)	$268	$(1)

Financial Derivative Instruments - Liabilities
Over the counter	(1)	0	0	0	0	0	0	0	(1)	0

Totals	$3,056	$0	$(2,576)	$(2)	$(37)	$(2)	$0	$(172)	$267	$(1)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$201	Benchmark Pricing	Base Price	100.75
Industrials	53	Third Party Vendor	Broker Quote	113.50
Preferred Securities
Banking & Finance	14	Benchmark Pricing	Base Price	$ 7,081.90

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(1)	Indicative Market Quotations	Broker Quote	0.10

Total	$267

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 78.8%
BANK LOAN OBLIGATIONS 1.8%
BMC Software Finance, Inc.
5.000% due 09/10/2020		$3,000	$3,020
Dell, Inc.
3.750% due 10/29/2018		1,500	1,505
H.J. Heinz Co.
3.500% due 06/05/2020		3,386	3,417
Health Management Associates, Inc.
3.500% due 11/18/2018		1,254	1,256
Hologic, Inc.
3.750% due 08/01/2019		802	808
MGM Resorts International
3.500% due 12/20/2019		693	693
OSI Restaurant Partners LLC
3.500% - 4.750% due 10/26/2019		935	938
WMG Acquisition Corp.
3.750% due 07/01/2020		401	403

Total Bank Loan Obligations (Cost $11,924)			12,040

CORPORATE BONDS & NOTES 12.8%
BANKING & FINANCE 7.8%
Ally Financial, Inc.
3.500% due 07/18/2016		2,600	2,689
4.500% due 02/11/2014		900	905
4.625% due 06/26/2015		1,600	1,669
6.750% due 12/01/2014		300	315
8.300% due 02/12/2015		1,500	1,616
American International Group, Inc.
5.850% due 01/16/2018		200	230
Banco do Brasil S.A.
3.875% due 10/10/2022		700	611
Banco Santander Chile
1.842% due 01/19/2016		100	100
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,800	2,156
Citigroup, Inc.
1.700% due 07/25/2016		1,700	1,717
Credit Suisse AG
6.500% due 08/08/2023		1,400	1,493
DNB Bank ASA
3.200% due 04/03/2017		1,000	1,046
Eksportfinans ASA
1.600% due 03/20/2014	JPY	16,000	151
2.375% due 05/25/2016		$700	690
3.000% due 11/17/2014		2,100	2,111
Export-Import Bank of Korea
2.046% due 03/21/2015		1,600	1,602
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,000	1,026
8.700% due 10/01/2014		500	530
General Motors Financial Co., Inc.
2.750% due 05/15/2016		800	812
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		3,000	3,656
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		300	325
HSBC Bank PLC
2.000% due 01/19/2014		1,100	1,101
HSBC Holdings PLC
4.875% due 01/14/2022		800	864
ING Bank NV
2.000% due 09/25/2015		1,300	1,322
International Lease Finance Corp.
4.875% due 04/01/2015		900	935
7.125% due 09/01/2018		500	581
Intesa Sanpaolo SpA
3.125% due 01/15/2016		700	714
JPMorgan Chase & Co.
4.400% due 07/22/2020		1,200	1,290
LBG Capital PLC
7.869% due 08/25/2020	GBP	100	177
9.125% due 07/15/2020		1,300	2,340
LeasePlan Corp. NV
2.500% due 05/16/2018		$1,500	1,459

Lloyds Bank PLC
12.000% due 12/16/2024 (c)		100	136
Metropolitan Life Global Funding
3.875% due 04/11/2022		1,100	1,110
Morgan Stanley
5.500% due 01/26/2020		3,400	3,818
Petrobras Global Finance BV
2.384% due 01/15/2019		600	589
Prudential Covered Trust
2.997% due 09/30/2015		1,020	1,052
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	313
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$1,000	1,057
SL Green Realty Corp.
4.500% due 12/01/2022		800	763
SLM Corp.
0.538% due 01/27/2014		300	300
5.000% due 04/15/2015		200	210
8.450% due 06/15/2018		1,200	1,402
Standard Chartered PLC
3.200% due 05/12/2016		100	104
3.850% due 04/27/2015		900	936
UBS AG
7.625% due 08/17/2022		700	802
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	300	502
Weyerhaeuser Co.
7.375% due 10/01/2019		$1,500	1,820

			51,147

INDUSTRIALS 4.1%
ADT Corp.
4.875% due 07/15/2042		1,500	1,129
Altria Group, Inc.
9.250% due 08/06/2019		354	467
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	9,100	646
American Tower Corp.
4.500% due 01/15/2018		$700	750
7.000% due 10/15/2017		700	807
Anadarko Petroleum Corp.
8.700% due 03/15/2019		900	1,140
Anglo American Capital PLC
9.375% due 04/08/2014		1,500	1,533
Ashland, Inc.
3.000% due 03/15/2016		1,300	1,333
Boston Scientific Corp.
6.000% due 01/15/2020		1,600	1,837
Cellco Partnership
8.500% due 11/15/2018		1,400	1,774
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		100	114
Crown Castle International Corp.
5.250% due 01/15/2023		200	197
Dell, Inc.
6.500% due 04/15/2038		600	488
Dow Chemical Co.
8.550% due 05/15/2019		100	129
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	210
Georgia-Pacific LLC
5.400% due 11/01/2020		1,700	1,900
Kraft Foods Group, Inc.
1.625% due 06/04/2015		300	304
2.250% due 06/05/2017		100	101
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,000	993
OGX Austria GmbH
8.375% due 04/01/2022 ^		1,000	85
8.500% due 06/01/2018 ^		600	51
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		150	154
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,789
Transocean, Inc.
6.000% due 03/15/2018		1,800	2,020
Viacom, Inc.
5.850% due 09/01/2043		3,700	3,890
Whiting Petroleum Corp.
5.000% due 03/15/2019		1,100	1,130

Wynn Macau Ltd.
5.250% due 10/15/2021		1,900	1,907

			26,878

UTILITIES 0.9%
AES Corp.
7.750% due 03/01/2014		474	479
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		900	830
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	800	1,107
Verizon Communications, Inc.
4.500% due 09/15/2020		$500	536
5.150% due 09/15/2023		500	537
6.100% due 04/15/2018		800	930
6.400% due 09/15/2033		500	575
6.550% due 09/15/2043		1,100	1,287

			6,281

Total Corporate Bonds & Notes (Cost $81,822)			84,306

MUNICIPAL BONDS & NOTES 1.4%
CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048		1,900	1,935
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		400	511
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	173

			2,619

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045		300	309

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031		100	98

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		1,000	1,170
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040		900	985
6.271% due 12/01/2037		100	115
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038		800	830
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044		200	228
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026		1,310	1,449
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		150	152

			4,929

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		700	888
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		300	260

			1,148

PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041		100	104

Total Municipal Bonds & Notes (Cost $9,642)			9,207

U.S. GOVERNMENT AGENCIES 15.4%
Fannie Mae
0.535% due 05/25/2037		88	88
0.715% due 09/25/2041		529	533
0.835% due 03/25/2038		1,054	1,060
1.625% due 11/27/2018		3,400	3,374
2.000% due 07/01/2028 - 01/01/2029		13,931	13,461
2.500% due 01/01/2028 - 03/01/2043		12,523	11,863

2.900% due 06/01/2020	1,271	1,294
3.000% due 05/01/2043 - 07/01/2043	25,162	23,961
3.500% due 06/01/2026 - 02/01/2044	9,632	9,578
4.000% due 12/01/2018 - 05/01/2042	13,377	13,894
5.000% due 06/01/2035 - 10/01/2041	272	297
5.885% due 03/25/2037 (a)	602	77
5.985% due 11/25/2039 (a)	449	68
6.000% due 05/01/2024 - 01/01/2044	3,819	4,222
6.215% due 03/25/2037 (a)	1,078	149
6.335% due 02/25/2037 (a)	3,470	485
7.035% due 02/25/2037 (a)	442	72
9.779% due 11/25/2040	4	3
Freddie Mac
0.687% due 12/15/2041	1,015	1,021
0.717% due 01/15/2042	1,665	1,682
1.000% due 03/08/2017	2,200	2,205
1.250% due 08/01/2019 - 10/02/2019	2,500	2,381
1.265% due 07/15/2042	23	23
5.000% due 04/15/2041	400	433
5.500% due 03/15/2034	582	633
6.403% due 09/15/2036 (a)	642	88
10.527% due 02/15/2040	106	120
11.550% due 09/15/2041	25	26
12.700% due 02/15/2041	6	6
Ginnie Mae
2.500% due 01/01/2044	2,000	1,837
3.000% due 01/01/2044	2,000	1,932
3.500% due 05/15/2043 - 01/01/2044	4,282	4,322

Total U.S. Government Agencies (Cost $101,977)		101,188

U.S. TREASURY OBLIGATIONS 37.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022	4,437	4,263
0.125% due 07/15/2022	13,913	13,326
0.625% due 02/15/2043	203	156
0.750% due 02/15/2042	4,031	3,240
U.S. Treasury Notes
0.500% due 08/15/2014 (h)	262	263
0.500% due 12/15/2016	42,800	42,624
0.625% due 11/15/2016	23,400	23,329
0.625% due 09/30/2017	14,500	14,198
0.750% due 06/30/2017	24,600	24,341
0.750% due 02/28/2018	1,500	1,460
0.875% due 01/31/2017	10,300	10,311
1.375% due 07/31/2018	3,000	2,972
1.375% due 09/30/2018 (f)(h)	78,100	77,109
1.500% due 08/31/2018	18,800	18,696
2.000% due 11/30/2020	11,800	11,474

Total U.S. Treasury Obligations (Cost $251,198)		247,762

MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Investment Trust
2.355% due 02/25/2045	623	618
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	900	975
Banc of America Mortgage Trust
2.872% due 01/25/2035	199	196
2.875% due 05/25/2033	371	367
2.910% due 02/25/2034	141	140
5.393% due 06/25/2035	88	86
Banc of America Re-REMIC Trust
5.680% due 02/24/2051	200	216
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 02/25/2036	130	129
5.145% due 08/25/2035	114	116
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^	347	294
Chaseflex Trust
0.465% due 07/25/2037	816	603
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050	150	167
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035	550	541
2.510% due 10/25/2035	88	86
5.255% due 08/25/2035	104	102
Commercial Mortgage Trust
2.365% due 02/10/2029	200	205
Countrywide Alternative Loan Trust
0.355% due 08/25/2046	976	722
0.467% due 11/20/2035	140	111
1.528% due 08/25/2035	78	70
1.608% due 01/25/2036	274	256

Countrywide Home Loan Mortgage Pass-Through Trust
0.495% due 02/25/2035		103	91
2.662% due 10/20/2034		480	417
2.826% due 08/25/2034		224	204
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020		102	106
Credit Suisse Mortgage Capital Certificates
5.597% due 04/12/2049		61	61
CSMC Mortgage-Backed Trust
5.750% due 03/25/2037 ^		326	291
DBRR Trust
0.946% due 09/25/2045		885	885
Deutsche ALT-A Securities, Inc.
0.665% due 02/25/2035		1,133	1,043
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		224	216
Granite Master Issuer PLC
0.445% due 12/20/2054	EUR	52	70
GS Mortgage Securities Trust
5.162% due 12/10/2043		$1,200	1,338
GSR Mortgage Loan Trust
2.550% due 12/25/2034		170	166
2.660% due 11/25/2035		277	269
2.676% due 09/25/2035		900	884
5.032% due 11/25/2035		167	165
5.221% due 07/25/2035		236	234
5.500% due 01/25/2037		839	822
JPMorgan Mortgage Trust
2.631% due 07/25/2035		1,242	1,218
Luminent Mortgage Trust
0.405% due 04/25/2036		625	427
Merrill Lynch Mortgage Investors Trust
1.596% due 10/25/2035		66	64
1.854% due 02/25/2033		553	551
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	270
Morgan Stanley Mortgage Loan Trust
2.184% due 06/25/2036		60	56
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		638	611
Nomura Asset Acceptance Corp.
2.966% due 07/25/2035		148	143
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		220	238
5.420% due 01/16/2049		150	163
5.695% due 09/16/2040		150	164
5.910% due 06/16/2049		200	221
5.924% due 02/16/2051		300	331
Sequoia Mortgage Trust
0.879% due 05/20/2034		352	330
Structured Adjustable Rate Mortgage Loan Trust
0.465% due 08/25/2036		1,015	765
Structured Asset Mortgage Investments Trust
0.395% due 02/25/2036		1,342	1,047
Structured Asset Securities Corp.
5.000% due 05/25/2035		391	401
6.000% due 05/25/2034		22	21
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.665% due 12/25/2033		33	32
2.381% due 02/25/2034		1,367	1,329
Thornburg Mortgage Securities Trust
1.415% due 06/25/2047		286	250
5.750% due 06/25/2047		737	696
Wachovia Bank Commercial Mortgage Trust
5.733% due 06/15/2049		500	554
WaMu Mortgage Pass-Through Certificates
0.445% due 11/25/2045		92	82
2.411% due 08/25/2035		56	56
2.463% due 08/25/2046		528	477
Wells Fargo Mortgage-Backed Securities Trust
2.611% due 02/25/2035		675	672
2.632% due 11/25/2036		188	168

Total Mortgage-Backed Securities (Cost $21,437)			24,599

ASSET-BACKED SECURITIES 2.0%
ACA CLO Ltd.
0.488% due 07/25/2018		279	279
Bear Stearns Asset-Backed Securities Trust
0.655% due 07/25/2035		755	751
Berica Asset-Backed Security SRL
0.593% due 12/30/2055	EUR	2,403	3,205
Carrington Mortgage Loan Trust
0.265% due 06/25/2037		$88	86

Citibank Omni Master Trust
4.900% due 11/15/2018		250	259
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		144	147
Countrywide Asset-Backed Certificates
0.765% due 08/25/2035		392	371
EFS Volunteer LLC
0.766% due 10/25/2021		425	425
EMC Mortgage Loan Trust
0.615% due 05/25/2043		352	325
Home Equity Asset Trust
1.260% due 07/25/2035		1,000	883
HSI Asset Securitization Corp. Trust
0.345% due 04/25/2037		1,500	916
Hyde Park CDO BV
0.624% due 06/14/2022	EUR	633	856
IXIS Real Estate Capital Trust
0.505% due 02/25/2036		$130	126
JPMorgan Mortgage Acquisition Trust
0.355% due 05/25/2035		272	261
Kingsland Ltd.
0.494% due 06/13/2019		90	90
Morgan Stanley ABS Capital, Inc. Trust
0.415% due 03/25/2037		1,896	996
Morgan Stanley Dean Witter Capital, Inc. Trust
1.145% due 02/25/2033		753	715
Panhandle-Plains Higher Education Authority, Inc.
0.747% due 10/01/2018		42	42
RAAC Series
1.365% due 09/25/2047		1,038	1,004
SLM Student Loan Trust
0.547% due 06/17/2024	EUR	827	1,121
South Carolina Student Loan Corp.
0.688% due 01/25/2021		$52	52

Total Asset-Backed Securities (Cost $11,501)			12,910

SOVEREIGN ISSUES 3.7%
Italy Buoni Poliennali Del Tesoro
2.750% due 11/15/2016	EUR	13,500	19,085
Kommunalbanken A/S
0.626% due 03/27/2017		$2,300	2,319
Russia Government International Bond
5.625% due 04/04/2042		1,000	998
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	1,200	1,714

Total Sovereign Issues (Cost $23,329)			24,116

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup, Inc.
6.875% due 11/15/2023 (c)		15,000	380

Total Preferred Securities (Cost $375)			380

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%			554

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
0.033% due 01/23/2014 (h)		$250	250

Total Short-Term Instruments (Cost $804)			804

Total Investments in Securities (Cost $514,009)			517,312

	SHARES
INVESTMENTS IN AFFILIATES 18.1%
SHORT-TERM INSTRUMENTS 18.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.1%
PIMCO Short-Term Floating NAV Portfolio	638,497	6,388
PIMCO Short-Term Floating NAV Portfolio III	11,268,015	112,556

Total Short-Term Instruments (Cost $119,014)		118,944

Total Investments in Affiliates (Cost $119,014)		118,944

Total Investments 96.9% (Cost $633,023)		$636,256
Financial Derivative Instruments (e)(g) 6.7% (Cost or Premiums, net $(906))		43,924
Other Assets and Liabilities, net (3.6%)		(23,727)

Net Assets 100.0%		$656,453

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$554	Freddie Mac 2.080% due 10/17/2022	$(566)	$554	$554

Total Repurchase Agreements						$(566)	$554	$554

(1)	Includes accrued interest.

As of December 31, 2013, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2013 was $13,414 at a weighted average interest rate of (0.883%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	01/01/2044	$7,000	$(6,365)	$(6,337)
Fannie Mae	3.500%	01/01/2029	1,000	(1,049)	(1,046)
Fannie Mae	4.000%	02/01/2044	12,000	(12,353)	(12,319)
Fannie Mae	5.000%	01/01/2044	1,000	(1,085)	(1,086)
Fannie Mae	6.000%	01/01/2029	1,000	(1,054)	(1,071)

Total Short Sales				$(21,906)	$(21,859)

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	84	$(30)	$(42)

Total Written Options				$(30)	$(42)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	1	$1	$0	$0
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	36	44	12	0
30-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	9	20	9	0
90-Day Eurodollar June Futures	Long	06/2015	666	7	0	(25)
90-Day Eurodollar September Futures	Long	09/2015	123	(27)	0	(6)
90-Day Eurodollar September Futures	Long	09/2017	1,733	(1,233)	0	(173)
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	56	(4)	4	(2)
Euro-OAT France Government Bond March Futures	Short	03/2014	145	366	0	(16)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	56	31	1	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	292	(175)	54	(27)

Total Futures Contracts				$(970)	$80	$(251)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	13,100	$109	$119	$4	$0
Pay	3-Month CAD-Bank Bill	2.250%	12/15/2016		9,200	69	34	5	0
Pay	3-Month CAD-Bank Bill	1.800%	12/19/2016		19,400	81	97	11	0
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		$200	(1)	0	0	0
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		12,600	(185)	(35)	19	0
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		4,600	(7)	41	7	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		600	4	(6)	3	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		80,000	6,352	2,526	1,020	0
Pay	6-Month AUD-BBR-BBSW	4.500%	12/11/2023	AUD	42,200	(229)	88	122	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	5,180,000	(546)	495	168	0

						$5,647	$3,359	$1,359	$0

Total Swap Agreements						$5,647	$3,359	$1,359	$0

(f)	Securities with an aggregate market value of $194 and cash of $8,216 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	AUD	579		$524	$7	$0
	01/2014		$879	AUD	992	6	0
	02/2014	AUD	992		$877	0	(6)
BPS	01/2014	BRL	2,048		918	51	0
	01/2014		$874	BRL	2,048	0	(6)
	01/2014		28,639	EUR	20,828	15	0
	02/2014	EUR	20,828		$28,638	0	(15)
	03/2014		$2,450	MXN	31,909	0	(18)
BRC	03/2014	GBP	2,094		$3,426	0	(40)
CBK	02/2014	JPY	216,300		2,094	40	0
	03/2014		$791	CAD	840	0	(2)
DUB	02/2014		706	EUR	514	1	0
FBF	01/2014	EUR	19,630		$26,549	0	(456)
HUS	02/2014	JPY	243,338		2,450	139	0
MSC	01/2014	BRL	6,403		2,739	24	0
	01/2014		$2,715	BRL	6,403	0	(1)
	02/2014		1,850		4,356	0	(19)
SOG	01/2014	AUD	413		$377	8	0
WST	01/2014	EUR	1,198		1,612	0	(36)

Total Forward Foreign Currency Contracts						$291	$(599)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,600	$133	$267
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	2,500	199	417

							$332	$684

Total Purchased Options							$332	$684

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	1,700	$(3)	$(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,700	(4)	(1)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600%	01/28/2014	GBP	6,000	(30)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200%	01/28/2014		6,000	(20)	(38)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$6,700	(126)	(271)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	1,000	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,000	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/03/2014		$27,700	(102)	(122)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	500	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		500	(1)	0
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$146,100	(163)	(270)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		6,900	(30)	0
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		254,500	(623)	(470)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	1,200	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,200	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$10,500	(200)	(425)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		8,400	(27)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014		4,900	(18)	0

								$(1,356)	$(1,604)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC USD versus JPY	JPY	98.000	02/26/2014	$6,300	$(36)	$(7)

Total Written Options						$(1,392)	$(1,611)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	iTraxx Europe Senior Financials 5-Year 17 Index	(1.000%	)	06/20/2017	EUR	2,600	$245	$(286)	$0	$(41)
MYC	iTraxx Europe Senior Financials 5-Year 17 Index	(1.000%	)	06/20/2017		1,300	127	(147)	0	(20)

							$372	$(433)	$0	$(61)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-17 5-Year Index	1.000%	12/20/2016	$3,800	$(147)	$150	$3	$0
GST	MCDX-17 5-Year Index	1.000%	12/20/2016	2,200	(78)	80	2	0

					$(225)	$230	$5	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.940%	01/02/2017	BRL	26,500	$52	$(780)	$0	$(728)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		45,200	49	(399)	0	(350)
BPS	Pay	28-Day MXN-TIIE	6.740%	10/26/2023	MXN	54,300	0	(8)	0	(8)
BRC	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		28,800	(21)	(17)	0	(38)
CBK	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		26,700	(18)	(18)	0	(36)
DUB	Pay	1-Year BRL-CDI	8.875%	01/02/2017	BRL	12,700	5	(371)	0	(366)
FBF	Pay	1-Year BRL-CDI	8.935%	01/02/2017		4,100	(6)	(105)	0	(111)
JPM	Pay	28-Day MXN-TIIE	6.250%	06/05/2023	MXN	46,200	(25)	(98)	0	(123)
MYC	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	6,600	9	(61)	0	(52)
	Pay	28-Day MXN-TIIE	6.250%	06/05/2023	MXN	10,000	(8)	(18)	0	(26)

							$37	$(1,875)	$0	$(1,838)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
FBF	Receive	ERAUSST Index	8,655	1-Month USD-LIBOR less a specified spread	03/31/2014	$15,971		$5,420	$5,420	$0
	Receive	ERAUSST Index	110,207	1-Month USD-LIBOR less a specified spread	09/30/2014	266,848		5,655	5,655	0
JPM	Receive	ERAUSST Index	7,207	1-Month USD-LIBOR less a specified spread	06/13/2014	13,990		3,822	3,822	0
	Receive	ERAUSST Index	129,025	1-Month USD-LIBOR less a specified spread	10/31/2014	287,872		31,010	31,010	0

								$45,907	$45,907	$0

Total Swap Agreements							$184	$43,829	$45,912	$(1,899)

(5)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(h)	Securities with an aggregate market value of $2,357 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$12,040	$0	$12,040
Corporate Bonds & Notes
Banking & Finance	0	51,147	0	51,147
Industrials	0	26,878	0	26,878
Utilities	0	6,281	0	6,281
Municipal Bonds & Notes
California	0	2,619	0	2,619
Louisiana	0	309	0	309
Massachusetts	0	98	0	98
New York	0	4,929	0	4,929
Ohio	0	1,148	0	1,148
Pennsylvania	0	104	0	104
U.S. Government Agencies	0	101,188	0	101,188
U.S. Treasury Obligations	0	247,762	0	247,762
Mortgage-Backed Securities	0	22,888	1,711	24,599
Asset-Backed Securities	0	12,910	0	12,910
Sovereign Issues	0	24,116	0	24,116
Preferred Securities
Banking & Finance	380	0	0	380
Short-Term Instruments
Repurchase Agreements	0	554	0	554
U.S. Treasury Bills	0	250	0	250
	$380	$515,221	$1,711	$517,312

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$118,944	$0	$0	$118,944

Total Investments	$119,324	$515,221	$1,711	$636,256

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,859)	$0	$(21,859)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	80	1,359	0	1,439
Over the counter	0	46,887	0	46,887
	$80	$48,246	$0	$48,326

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(293)	0	0	(293)
Over the counter	0	(4,109)	0	(4,109)

	$(293)	$(4,109)	$0	$(4,402)

Totals	$119,111	$537,499	$1,711	$658,321

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Mortgage-Backed Securities	$2,728	$0	$(1,026)	$1	$30	$(22)	$0	$0	$1,711	$1

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	$216	Benchmark Pricing	Base Price	108.21
	1,495	Third Party Vendor	Broker Quote	95.67 - 100.00

Total	$1,711

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.0%
BANK LOAN OBLIGATIONS 0.3%
H.J. Heinz Co.
3.500% due 06/05/2020		$2,289	$2,309

Total Bank Loan Obligations (Cost $2,283)			2,309

CORPORATE BONDS & NOTES 26.6%
BANKING & FINANCE 18.2%
Abbey National Treasury Services PLC
1.818% due 04/25/2014		2,000	2,009
Ally Financial, Inc.
3.645% due 06/20/2014		900	916
4.500% due 02/11/2014		900	905
4.625% due 06/26/2015		1,400	1,461
8.300% due 02/12/2015		2,000	2,155
American International Group, Inc.
4.900% due 06/02/2014	CAD	7,700	7,337
Bear Stearns Cos. LLC
5.300% due 10/30/2015		$5,300	5,719
BNP Paribas S.A.
1.144% due 01/10/2014		6,900	6,901
BPCE S.A.
1.988% due 02/07/2014		7,900	7,912
CIT Group, Inc.
4.750% due 02/15/2015		2,800	2,909
Citigroup, Inc.
0.518% due 11/05/2014		14,700	14,697
0.974% due 05/31/2017	EUR	600	807
Dexia Credit Local S.A.
2.750% due 01/10/2014		$5,300	5,302
2.750% due 04/29/2014		3,800	3,830
Export-Import Bank of Korea
1.094% due 09/17/2016		8,400	8,433
Ford Motor Credit Co. LLC
1.338% due 08/28/2014		200	201
1.489% due 05/09/2016		1,300	1,320
8.700% due 10/01/2014		4,800	5,089
Goldman Sachs Group, Inc.
1.238% due 02/07/2014		9,900	9,907
HSBC USA, Inc.
2.375% due 02/13/2015		6,000	6,124
Intesa Sanpaolo SpA
2.638% due 02/24/2014		1,800	1,805
John Deere Capital Corp.
0.363% due 06/15/2015		8,000	8,005
JPMorgan Chase & Co.
0.857% due 02/26/2016		4,300	4,320
JPMorgan Chase Bank N.A.
0.574% due 06/13/2016		700	697
Merrill Lynch & Co., Inc.
1.003% due 09/15/2026		5,500	4,746
National Australia Bank Ltd.
0.966% due 04/11/2014		6,300	6,312
New York Life Global Funding
0.589% due 05/23/2016		5,700	5,726
SLM Corp.
0.538% due 01/27/2014		5,700	5,693
SSIF Nevada LP
0.944% due 04/14/2014		7,800	7,814
Toyota Motor Credit Corp.
0.393% due 09/18/2015		7,800	7,806
UBS AG
1.238% due 01/28/2014		2,988	2,991
Wachovia Corp.
0.513% due 06/15/2017		2,200	2,185
0.614% due 10/15/2016		2,700	2,687

			154,721

INDUSTRIALS 5.2%
AbbVie, Inc.
0.998% due 11/06/2015		8,975	9,071
Anheuser-Busch InBev Worldwide, Inc.
0.603% due 07/14/2014		200	200

0.788% due 01/27/2014	4,400	4,402
Campbell Soup Co.
0.542% due 08/01/2014	900	901
DISH DBS Corp.
7.125% due 02/01/2016	200	222
EOG Resources, Inc.
0.992% due 02/03/2014	4,400	4,403
General Mills, Inc.
0.537% due 01/29/2016	1,800	1,803
HCA, Inc.
5.750% due 03/15/2014	3,419	3,454
Johnson Controls, Inc.
0.652% due 02/04/2014	300	300
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	141	155
NBCUniversal Media LLC
2.100% due 04/01/2014	1,600	1,607
PepsiCo, Inc.
0.447% due 02/26/2016	5,700	5,707
Schlumberger Investment S.A.
0.792% due 09/12/2014	3,300	3,313
UnitedHealth Group, Inc.
0.362% due 08/28/2014	6,200	6,203
Volkswagen International Finance NV
0.837% due 11/20/2014	2,100	2,109
0.857% due 04/01/2014	500	501
0.996% due 03/21/2014	100	100

		44,451

UTILITIES 3.2%
AT&T, Inc.
0.624% due 02/12/2016	7,200	7,190
Sempra Energy
1.003% due 03/15/2014	400	400
Verizon Communications, Inc.
1.773% due 09/15/2016	19,400	20,000

		27,590

Total Corporate Bonds & Notes (Cost $225,698)		226,762

U.S. GOVERNMENT AGENCIES 18.7%
Fannie Mae
0.285% due 03/25/2034	622	617
0.415% due 05/25/2037	723	721
0.515% due 03/25/2037 - 07/25/2037	861	862
0.525% due 03/25/2037	504	505
0.545% due 07/25/2037	682	683
0.565% due 09/25/2035	971	961
0.575% due 09/25/2035	1,674	1,678
0.610% due 02/25/2037	923	926
0.795% due 05/25/2040	2,111	2,129
0.865% due 10/25/2037	2,274	2,284
0.885% due 06/25/2037	733	737
0.895% due 06/25/2040	7,714	7,743
0.905% due 03/25/2040	1,722	1,736
0.915% due 03/25/2038 - 01/25/2040	15,384	15,574
0.985% due 12/25/2039	1,121	1,131
1.065% due 07/25/2039	931	940
1.344% due 07/01/2044	114	116
1.992% due 11/01/2035	206	217
2.303% due 04/01/2035	817	866
2.475% due 05/01/2022	1	1
2.661% due 12/01/2033	196	210
4.000% due 02/01/2025 - 01/01/2030	4,380	4,649
4.234% due 11/01/2028	20	22
4.334% due 07/01/2028	13	14
4.356% due 04/01/2028	12	13
4.372% due 11/01/2027	18	19
4.412% due 12/01/2036	647	686
4.500% due 04/01/2029 - 02/01/2044	21,147	22,381
4.522% due 11/01/2028	17	18
4.595% due 09/01/2034	449	478
4.661% due 02/01/2027	2	2
5.000% due 12/01/2023 - 10/01/2041	21,079	22,990
5.500% due 12/01/2034 - 02/01/2038	3,669	4,042
5.742% due 08/01/2029	15	15
6.000% due 06/01/2017 - 11/01/2038	4,973	5,508
7.000% due 02/01/2015 - 03/01/2015	32	33
7.500% due 09/01/2015 - 05/01/2016	57	58
8.000% due 03/01/2030 - 07/01/2031	24	25
Freddie Mac
0.467% due 02/15/2037	64	64
0.497% due 02/15/2037	147	147
0.507% due 02/15/2037	372	372

0.567% due 06/15/2018		75	75
0.717% due 07/15/2041		5,341	5,367
0.737% due 06/15/2041		5,166	5,208
0.767% due 10/15/2037		282	284
0.777% due 07/15/2037		2,737	2,753
0.837% due 08/15/2037		2,401	2,414
0.867% due 08/15/2037		4,952	4,974
0.877% due 10/15/2037		1,079	1,085
0.887% due 05/15/2037 - 09/15/2037		5,419	5,437
0.917% due 08/15/2036		613	617
1.017% due 11/15/2039 - 12/15/2039		413	415
1.022% due 01/15/2038		1,490	1,499
1.342% due 02/25/2045		928	940
1.898% due 06/01/2022		5	5
2.237% due 12/01/2022		9	9
2.468% due 06/01/2035		1,065	1,138
2.819% due 07/01/2019		75	76
4.000% due 06/15/2038		1,368	1,400
4.500% due 01/01/2044		1,000	1,058
5.000% due 12/01/2026 - 08/01/2041		658	712
5.500% due 07/01/2038		101	110
6.000% due 03/01/2016 - 02/01/2034		1,016	1,137
6.500% due 10/25/2043		1,130	1,247
8.500% due 04/01/2025		2	2
Ginnie Mae
1.625% due 08/20/2022 - 02/20/2028		1,417	1,474
2.500% due 04/20/2041		13,784	14,393
3.500% due 07/20/2018		46	48
5.000% due 05/15/2039		793	862
8.000% due 04/20/2030		74	89
NCUA Guaranteed Notes
0.619% due 10/07/2020		2,763	2,778

Total U.S. Government Agencies (Cost $158,025)			159,779

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
0.500% due 12/15/2016		300	299

Total U.S. Treasury Obligations (Cost $300)			299

MORTGAGE-BACKED SECURITIES 6.9%
Banc of America Commercial Mortgage Trust
5.649% due 06/10/2049		4,000	4,426
Bank Mart
2.287% due 03/01/2019		182	154
BCAP LLC Trust
0.843% due 02/26/2047		10,900	9,792
Bear Stearns Adjustable Rate Mortgage Trust
2.572% due 04/25/2033		151	154
2.747% due 11/25/2034		1,123	1,104
2.786% due 01/25/2034		947	942
2.822% due 01/25/2034		35	34
2.838% due 02/25/2033		36	33
Bear Stearns Alt-A Trust
2.708% due 09/25/2035		344	302
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036		1,123	858
2.591% due 12/26/2046		607	367
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035		624	606
2.550% due 10/25/2035		2,076	2,016
Countrywide Alternative Loan Trust
0.345% due 05/25/2047		977	794
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		144	137
2.314% due 06/25/2032		20	17
4.828% due 06/25/2032		9	9
Fund America Investors Corp.
2.248% due 06/25/2023		1	1
Granite Master Issuer PLC
0.367% due 12/20/2054		515	510
0.809% due 12/20/2054	GBP	541	889
Granite Mortgages PLC
0.604% due 01/20/2044	EUR	81	111
0.897% due 01/20/2044	GBP	67	110
0.904% due 09/20/2044		419	690
Greenpoint Mortgage Funding Trust
0.435% due 11/25/2045		$336	254
GSR Mortgage Loan Trust
0.515% due 01/25/2034		100	97
HarborView Mortgage Loan Trust
0.356% due 01/19/2038		2,172	1,782
Impac CMB Trust
0.925% due 10/25/2033		38	37

1.165% due 07/25/2033		651	601
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		462	463
Lehman Mortgage Trust
0.485% due 08/25/2036 ^		3,907	2,769
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036		513	470
Prime Mortgage Trust
0.565% due 02/25/2019		3	3
0.565% due 02/25/2034		161	152
Resecuritization Mortgage Trust
0.415% due 04/26/2021		1	1
Structured Adjustable Rate Mortgage Loan Trust
2.557% due 09/25/2035		3,889	3,717
Structured Asset Mortgage Investments Trust
0.416% due 07/19/2035		981	964
0.445% due 02/25/2036		517	402
9.146% due 06/25/2029		286	303
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020		583	577
0.307% due 06/15/2020		3,200	3,134
WaMu Mortgage Pass-Through Certificates
0.435% due 12/25/2045		492	458
0.455% due 10/25/2045		278	260
0.485% due 01/25/2045		3,808	3,676
1.143% due 02/25/2046		2,610	2,463
1.343% due 11/25/2042		102	97
1.543% due 06/25/2042		351	324
2.207% due 02/27/2034		799	793
4.835% due 05/25/2037		11,114	10,627
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		587	582

Total Mortgage-Backed Securities (Cost $58,635)			59,062

ASSET-BACKED SECURITIES 4.6%
Aames Mortgage Investment Trust
1.740% due 01/25/2035		329	329
AFC Home Equity Loan Trust
0.715% due 06/25/2028		212	181
Apidos CDO Ltd.
0.498% due 07/27/2017		148	148
Bear Stearns Asset-Backed Securities Trust
0.255% due 06/25/2047		13	13
Chase Funding Trust
0.905% due 10/25/2032		119	112
Citibank Omni Master Trust
2.917% due 08/15/2018		2,800	2,843
Citigroup Mortgage Loan Trust, Inc.
0.225% due 07/25/2045		1,249	959
Countrywide Asset-Backed Certificates
0.565% due 08/25/2034		989	944
Credit Suisse First Boston Mortgage Securities Corp.
0.785% due 01/25/2032		236	220
Globaldrive BV
1.845% due 04/20/2018	EUR	1,128	1,554
Gulf Stream Compass CLO Ltd.
0.498% due 01/24/2020		$1,452	1,453
Halcyon Structured Asset Management Long/Short Ltd.
0.463% due 08/07/2021		4,632	4,599
Harbourmaster CLO BV
0.472% due 10/25/2020	EUR	1,188	1,614
Landmark CDO Ltd.
0.519% due 07/15/2018		$1,036	1,032
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034		49	47
Motor PLC
0.670% due 02/25/2020		75	76
Pacifica CDO Corp.
0.498% due 01/26/2020		757	752
Panhandle-Plains Higher Education Authority, Inc.
1.377% due 10/01/2035		1,247	1,267
Sherwood Castle Funding PLC
0.487% due 03/15/2016	EUR	3,000	4,125
0.705% due 06/15/2016	GBP	1,300	2,140
SLM Student Loan Trust
0.537% due 12/15/2023	EUR	3,850	5,217
0.547% due 06/17/2024		6,883	9,326

Total Asset-Backed Securities (Cost $37,980)			38,951

SOVEREIGN ISSUES 6.5%
Autonomous Community of Valencia
4.375% due 07/16/2015		200	282

Hydro-Quebec
0.438% due 03/31/2014 (c)		$1,200	901
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	1,200	1,680
2.750% due 12/01/2015		600	849
3.000% due 04/15/2015		500	705
3.750% due 08/01/2015		1,000	1,430
4.500% due 07/15/2015		2,100	3,035
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2014		100	136
0.000% due 06/30/2015		900	1,218
Province of Ontario
1.375% due 01/27/2014		$27,600	27,622
Province of Quebec
3.500% due 07/29/2020		600	623
Spain Government International Bond
2.750% due 03/31/2015	EUR	2,200	3,087
4.000% due 07/30/2015		9,600	13,711

Total Sovereign Issues (Cost $55,221)			55,279

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
DG Funding Trust
0.554% due 01/30/2014 (c)		913	6,464

Total Preferred Securities (Cost $9,564)			6,464

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.7%
CERTIFICATES OF DEPOSIT 0.8%
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		$6,700	6,626

REPURCHASE AGREEMENTS (d) 1.2%
			10,271

ITALY TREASURY BILLS 8.7%
0.774% due 09/12/2014 - 11/14/2014 (b)	EUR	54,200	74,052

MEXICO TREASURY BILLS 4.6%
3.556% due 01/02/2014 - 03/06/2014 (b)	MXN	518,400	39,516

SPAIN TREASURY BILLS 0.2%
1.136% due 09/19/2014	EUR	1,200	1,640

U.S. TREASURY BILLS 0.2%
0.100% due 01/02/2014 - 12/11/2014 (b)(g)		$1,479	1,478

Total Short-Term Instruments (Cost $132,144)			133,583

Total Investments in Securities (Cost $679,850)			682,488

	SHARES
INVESTMENTS IN AFFILIATES 18.5%
SHORT-TERM INSTRUMENTS 18.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.5%
PIMCO Short-Term Floating NAV Portfolio		391	4

PIMCO Short-Term Floating NAV Portfolio III	15,785,635	157,683

Total Short-Term Instruments (Cost $157,773)		157,687

Total Investments in Affiliates (Cost $157,773)		157,687

Total Investments 98.5% (Cost $837,623)		$840,175
Financial Derivative Instruments (e)(f) 13.4% (Cost or Premiums, net $(1,284))		114,076
Other Assets and Liabilities, net (11.9%)		(101,527)

Net Assets 100.0%		$852,724

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$9,500	U.S. Treasury Notes 0.500% due 07/31/2017	$(9,706)	$9,500	$9,500
SSB	0.000%	12/31/2013	01/02/2014	771	Freddie Mac 2.000% due 01/30/2023	(788)	771	771

Total Repurchase Agreements						$(10,494)	$10,271	$10,271

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $10,338 at a weighted average interest rate of (0.01%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.500%	01/01/2044	$21,000	$(22,362)	$(22,258)
Fannie Mae	5.000%	01/01/2044	16,500	(17,905)	(17,922)
Fannie Mae	6.000%	01/01/2044	4,000	(4,429)	(4,437)

Total Short Sales				$(44,696)	$(44,617)

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	587	$(263)	$0	$(30)
90-Day Eurodollar June Futures	Long	06/2016	303	428	0	(15)
90-Day Eurodollar March Futures	Long	03/2016	381	541	0	(19)
E-mini S&P 500 Index March Futures	Long	03/2014	2,525	7,771	808	0

Total Futures Contracts				$8,477	$808	$(64)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$34,100	$226	$(43)	$0	$(9)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	79,800	389	263	0	(53)

					$615	$220	$0	$(62)

Total Swap Agreements					$615	$220	$0	$(62)

Cash of $11,628 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(f)	Financial Derivative Instruments: Over the Counter

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	67,106		$92,593	$275	$0
BPS	01/2014	MXN	61,836		4,663	0	(74)
	02/2014	JPY	164,400		1,596	35	0
	03/2014	EUR	6,969		9,185	0	(402)
	04/2014		400		505	0	(45)
	06/2014		600		759	0	(67)
	07/2014		400		506	0	(44)
	08/2014		300		380	0	(33)
BRC	03/2014	GBP	2,420		3,960	0	(46)
CBK	01/2014		$92,385	EUR	67,106	0	(67)
	02/2014	EUR	67,106		$92,383	66	0
	03/2014		438		602	0	0
	04/2014		300		380	0	(32)
DUB	02/2014		200		264	0	(11)
	02/2014	JPY	435,800		4,205	66	0
	02/2014		$876	EUR	640	5	0
	03/2014	CAD	8,083		$7,584	0	(11)
	03/2014	MXN	427,893		32,106	0	(502)
FBF	01/2014	JPY	62,942		600	2	0
	04/2014	EUR	1,900		2,566	0	(48)
	06/2014		500		634	0	(54)
GLM	01/2014	MXN	24,458		1,848	0	(24)
	03/2014	EUR	6,368		8,506	0	(254)
HUS	02/2014	JPY	86,316		869	49	0
JPM	02/2014	EUR	5,914		8,086	1	(50)
MSC	01/2014	BRL	13		6	0	0
	01/2014		$6	BRL	13	0	0
	03/2014	MXN	6,102		$462	0	(3)

Total Forward Foreign Currency Contracts						$499	$(1,767)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	5,600	$(11)	$(8)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		5,600	(12)	(2)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,400	(3)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,400	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014		17,000	(119)	0
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,400	(3)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,400	(3)	0
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	03/03/2014		$39,900	(28)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800%	03/03/2014		39,900	(215)	(350)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		35,100	(92)	(65)
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.700%	01/27/2014		110,100	(44)	(5)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.900%	01/27/2014		110,100	(215)	(230)

								$(748)	$(669)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$(2)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	(5)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	(1)

						$(66)	$(8)

Total Written Options						$(814)	$(677)

Swap Agreements:

Credit Default Swaps On Corporate, Sovereign, U.S. Municipal And U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	General Electric Capital Corp.	1.000%	12/20/2015	0.300%		$11,900	$(497)	$666	$169	$0
CBK	JPMorgan Chase & Co.	1.000%	09/20/2014	0.205%		9,000	91	(35)	56	0
	MetLife, Inc.	1.000%	12/20/2014	0.135%		300	(5)	7	2	0
DUB	China Government International Bond	1.000%	09/20/2015	0.245%		1,100	13	2	15	0
	China Government International Bond	1.000%	09/20/2016	0.363%		1,100	12	8	20	0
	MetLife, Inc.	1.000%	12/20/2014	0.135%		7,200	(167)	231	64	0
	Mexico Government International Bond	1.000%	12/20/2015	0.341%		12,400	(5)	172	167	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.189%		7,700	90	21	111	0
FBF	MetLife, Inc.	1.000%	12/20/2014	0.135%		1,200	(19)	29	10	0
GST	Mexico Government International Bond	1.000%	09/20/2015	0.318%		4,500	33	22	55	0
	Michigan State General Obligation Notes, Series 2003	0.440%	03/20/2018	0.507%		1,400	0	(4)	0	(4)
HUS	U.S. Treasury Notes	0.250%	09/20/2016	0.291%	EUR	12,200	(311)	294	0	(17)
JPM	General Electric Capital Corp.	1.000%	03/20/2014	0.174%		$5,800	(168)	181	13	0
RYL	Indonesia Government International Bond	1.000%	12/20/2015	1.010%		10,300	(128)	129	1	0

							$(1,061)	$1,723	$683	$(21)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$3	$3	$0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	100	12	(9)	3	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	386	0	6	6	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	4,600	579	(436)	143	0

					$591	$(436)	$155	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
BRC	Receive	S&P 500 Total Return Index	100,000	3-Month USD-LIBOR plus a specified spread	02/28/2014	$264,397		$67,057	$67,057	$0
	Receive	S&P 500 Total Return Index	74,948	3-Month USD-LIBOR plus a specified spread	03/31/2014	200,944		47,465	47,465	0
								$114,522	$114,522	$0

Total Swap Agreements							$(470)	$115,809	$115,360	$(21)

(5)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(g)	Securities with an aggregate market value of $891 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,309	$0	$2,309
Corporate Bonds & Notes
Banking & Finance	0	154,721	0	154,721
Industrials	0	44,451	0	44,451
Utilities	0	27,590	0	27,590
U.S. Government Agencies	0	157,001	2,778	159,779
U.S. Treasury Obligations	0	299	0	299
Mortgage-Backed Securities	0	58,908	154	59,062
Asset-Backed Securities	0	38,951	0	38,951
Sovereign Issues	0	55,279	0	55,279
Preferred Securities
Banking & Finance	0	0	6,464	6,464
Short-Term Instruments
Certificates of Deposit	0	6,626	0	6,626
Repurchase Agreements	0	10,271	0	10,271
Italy Treasury Bills	0	74,052	0	74,052
Mexico Treasury Bills	0	39,516	0	39,516
Spain Treasury Bills	0	1,640	0	1,640
U.S. Treasury Bills	0	1,478	0	1,478
	$0	$673,092	$9,396	$682,488

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$157,687	$0	$0	$157,687

Total Investments	$157,687	$673,092	$9,396	$840,175

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(44,617)	$0	$(44,617)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	808	0	0	808
Over the counter	0	115,859	0	115,859

	$808	$115,859	$0	$116,667

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(64)	(62)	0	(126)
Over the counter	0	(2,457)	(8)	(2,465)

	$(64)	$(2,519)	$(8)	$(2,591)

Totals	$158,431	$741,815	$9,388	$909,634

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
U.S. Government Agencies	$3,166	$0	$(393)	$0	$0	$5	$0	$0	$2,778	$5
Mortgage-Backed Securities	200	0	(49)	0	0	3	0	0	154	(4)
Asset-Backed Securities	2,409	0	(1,399)	2	13	7	0	(1,032)	0	0
Preferred Securities
Banking & Finance	6,633	0	0	0	0	(169)	0	0	6,464	(169)

Totals	$12,408	$0	$(1,841)	$2	$13	$(154)	$0	$(1,032)	$9,396	$(168)

Financial Derivative Instruments - Liabilities
Over the counter	$(13)	$0	$0	$0	$0	$5	$0	$0	$(8)	$5

Totals	$12,395	$0	$(1,841)	$2	$13	$(149)	$0	$(1,032)	$9,388	$(163)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$2,778	Third Party Vendor	Broker Quote	100.54
Mortgage-Backed Securities	154	Benchmark Pricing	Base Price	84.78
Preferred Securities
Banking & Finance	6,464	Benchmark Pricing	Base Price	$7,081.90

Financial Derivative Instruments - Assets
Over the counter	(8)	Indicative Market Quotation	Broker Quote	0.08 -0.11

Total	$9,388

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.6%
BANK LOAN OBLIGATIONS 0.6%
H.J. Heinz Co.
3.500% due 06/05/2020		$2,985	$3,012

Total Bank Loan Obligations (Cost $2,978)			3,012

CORPORATE BONDS & NOTES 46.1%
BANKING & FINANCE 13.1%
Aviation Loan Trust		1,368	1,272
2.356% due 12/15/2022
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,000	1,434
6.000% due 01/22/2020		$1,300	1,384
Banco Santander Chile		2,200	2,083
3.875% due 09/20/2022
Bank of America Corp.
7.625% due 06/01/2019		1,200	1,489
Barclays Bank PLC
10.179% due 06/12/2021		740	982
Bear Stearns Cos. LLC
7.250% due 02/01/2018		700	839
BNP Paribas S.A.
5.186% due 06/29/2015 (a)		700	718
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,085
Citigroup, Inc.
6.125% due 08/25/2036		400	427
6.625% due 06/15/2032		600	668
8.125% due 07/15/2039		6,000	8,418
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	2,905
FMR LLC
4.950% due 02/01/2033		2,000	1,963
General Electric Capital Corp.
6.750% due 03/15/2032		2,900	3,592
6.875% due 01/10/2039		300	386
Goldman Sachs Group, Inc.
5.750% due 01/24/2022		2,500	2,815
7.500% due 02/15/2019		900	1,097
HBOS Capital Funding LP
6.071% due 06/30/2014 (a)		600	601
HBOS PLC
6.750% due 05/21/2018		1,900	2,158
HSBC Bank USA N.A.
7.000% due 01/15/2039		550	688
HSBC Holdings PLC
6.500% due 09/15/2037		1,500	1,774
HSBC USA Capital Trust
7.808% due 12/15/2026		350	356
ING Bank NV
1.642% due 06/09/2014		2,600	2,614
IntercontinentalExchange Group, Inc.
4.000% due 10/15/2023		3,000	3,019
JPMorgan Chase & Co.
3.200% due 01/25/2023		600	569
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		1,000	1,183
Morgan Stanley
6.375% due 07/24/2042		1,900	2,226
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,200	1,667
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (a)		1,900	2,004
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		1,900	1,672
Sallie Mae, Inc.
0.000% due 10/03/2022		655	474
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		1,000	1,057
SLM Corp.
5.625% due 08/01/2033		1,000	834
Wachovia Bank N.A.
5.850% due 02/01/2037		750	856
6.600% due 01/15/2038		2,400	2,987

Wells Fargo & Co.
5.375% due 11/02/2043	3,200	3,278
5.606% due 01/15/2044	200	208
Weyerhaeuser Co.
7.375% due 03/15/2032	3,200	3,916

		67,698

INDUSTRIALS 22.6%
Actavis, Inc.
3.250% due 10/01/2022	3,300	3,079
Altria Group, Inc.
9.250% due 08/06/2019	89	117
9.950% due 11/10/2038	933	1,423
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	900	832
Amgen, Inc.
4.950% due 10/01/2041	3,114	2,959
6.900% due 06/01/2038	1,600	1,937
Anadarko Petroleum Corp.
7.950% due 06/15/2039	1,800	2,372
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	900	1,096
Barrick International Barbados Corp.
6.350% due 10/15/2036	600	538
Barrick North America Finance LLC
5.700% due 05/30/2041	2,000	1,719
Boston Scientific Corp.
4.125% due 10/01/2023	3,100	3,076
7.375% due 01/15/2040	2,000	2,485
Burlington Northern Santa Fe LLC
4.450% due 03/15/2043	400	363
Cameron International Corp.
5.950% due 06/01/2041	1,300	1,413
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	650	554
Comcast Corp.
6.400% due 05/15/2038	50	58
6.500% due 11/15/2035	200	233
6.950% due 08/15/2037	700	861
7.050% due 03/15/2033	600	726
COX Communications, Inc.
8.375% due 03/01/2039	3,100	3,771
CVS Pass-Through Trust
4.704% due 01/10/2036	3,500	3,495
7.507% due 01/10/2032	2,112	2,519
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	2,600	3,669
Devon Energy Corp.
4.750% due 05/15/2042	2,900	2,690
Devon Financing Corp. LLC
7.875% due 09/30/2031	400	515
Discovery Communications LLC
4.950% due 05/15/2042	1,700	1,579
Dow Chemical Co.
9.400% due 05/15/2039	100	149
Ecopetrol S.A.
7.375% due 09/18/2043	1,800	1,956
Encana Corp.
6.500% due 08/15/2034	2,000	2,189
Energy Transfer Partners LP
6.625% due 10/15/2036	500	539
7.500% due 07/01/2038	400	469
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,800	2,474
4.850% due 03/15/2044	600	564
5.750% due 03/01/2035	200	212
Ford Motor Co.
4.750% due 01/15/2043	1,100	992
7.450% due 07/16/2031	2,200	2,695
Freeport-McMoRan Copper & Gold, Inc.
5.450% due 03/15/2043	500	479
Gerdau Holdings, Inc.
7.000% due 01/20/2020	700	767
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	1,500	1,724
Kraft Foods Group, Inc.
6.500% due 02/09/2040	800	933
Masco Corp.
7.750% due 08/01/2029	2,400	2,642
Mondelez International, Inc.
6.875% due 02/01/2038	1,000	1,219
7.000% due 08/11/2037	900	1,101
NBCUniversal Media LLC
6.400% due 04/30/2040	1,100	1,265

Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	3,300	2,401
Newmont Mining Corp.
6.250% due 10/01/2039	1,600	1,416
Petrobras International Finance Co.
6.875% due 01/20/2040	2,600	2,478
7.875% due 03/15/2019	1,700	1,933
Pfizer, Inc.
7.200% due 03/15/2039	670	901
Philip Morris International, Inc.
6.375% due 05/16/2038	700	830
Pride International, Inc.
7.875% due 08/15/2040	200	271
QVC, Inc.
5.950% due 03/15/2043	2,100	1,906
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,200	999
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	1,000	1,086
SES S.A.
5.300% due 04/04/2043	1,800	1,687
Suncor Energy, Inc.
6.500% due 06/15/2038	200	233
6.850% due 06/01/2039	800	963
Teck Resources Ltd.
6.000% due 08/15/2040	1,300	1,243
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	127
8.375% due 06/15/2032	2,400	3,100
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	600	657
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,676
Time Warner Cable, Inc.
5.500% due 09/01/2041	1,797	1,489
5.875% due 11/15/2040	400	346
6.550% due 05/01/2037	2,000	1,851
Time Warner, Inc.
6.250% due 03/29/2041	100	111
6.500% due 11/15/2036	2,469	2,790
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	114
7.250% due 08/15/2038	300	380
Transocean, Inc.
6.800% due 03/15/2038	3,100	3,451
7.500% due 04/15/2031	1,000	1,143
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	778	862
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,573
Vale Overseas Ltd.
6.250% due 01/23/2017	200	223
6.875% due 11/10/2039	2,800	2,902
Vessel Management Services, Inc.
3.432% due 08/15/2036	2,300	2,183
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,100	1,151
6.200% due 04/15/2038	900	1,082
WellPoint, Inc.
4.650% due 01/15/2043	1,600	1,482
Whirlpool Corp.
5.150% due 03/01/2043	2,000	1,929
Williams Cos., Inc.
7.500% due 01/15/2031	1,361	1,439
8.750% due 03/15/2032	137	160

		117,016

UTILITIES 10.4%
Anadarko Finance Co.
7.500% due 05/01/2031	900	1,094
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,622
7.000% due 04/01/2038	100	121
AT&T, Inc.
4.350% due 06/15/2045	210	178
5.350% due 09/01/2040	3,618	3,581
6.550% due 02/15/2039	600	681
British Telecommunications PLC
9.625% due 12/15/2030	600	896
Bruce Mansfield Unit
6.850% due 06/01/2034	1,480	1,563
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	505

Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	823
Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,552
FirstEnergy Corp.
7.375% due 11/15/2031	400	435
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,079
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	1,100	1,117
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	542
Koninklijke KPN NV
8.375% due 10/01/2030	2,400	3,043
Majapahit Holding BV
7.750% due 01/20/2020	900	992
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	438
6.500% due 09/15/2037	1,600	1,859
NGPL PipeCo LLC
7.768% due 12/15/2037	1,700	1,462
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,290
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	213
6.050% due 03/01/2034	3,201	3,667
PacifiCorp
6.000% due 01/15/2039	1,300	1,506
Petroleos Mexicanos
6.500% due 06/02/2041	1,000	1,050
Plains All American Pipeline LP
6.650% due 01/15/2037	100	117
Progress Energy, Inc.
7.750% due 03/01/2031	400	515
Shell International Finance BV
3.625% due 08/21/2042	1,100	920
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,226
Southern California Edison Co.
5.625% due 02/01/2036	200	223
6.000% due 01/15/2034	300	353
Verizon Communications, Inc.
6.400% due 09/15/2033	3,600	4,141
6.550% due 09/15/2043	10,000	11,702
Virginia Electric and Power Co.
8.875% due 11/15/2038	1,000	1,543
Vodafone Group PLC
6.150% due 02/27/2037	1,700	1,843

		53,892

Total Corporate Bonds & Notes (Cost $234,348)		238,606

MUNICIPAL BONDS & NOTES 6.4%
CALIFORNIA 2.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,300	1,580
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	400	505
7.500% due 04/01/2034	600	766
7.550% due 04/01/2039	3,300	4,272
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	170	123
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	150	184
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	1,903
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	100	123
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	100	102
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,900	2,187
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	1,868

		13,613

GEORGIA 0.8%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,957	3,111
6.655% due 04/01/2057	700	732

		3,843

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	1,041

NEVADA 0.3%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	1,200	1,295
7.100% due 06/01/2039	200	216

		1,511

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	540

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	448
6.814% due 11/15/2040	1,400	1,663
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	1,000	1,109
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	1,200	1,354
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	100	85

		4,659

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	323

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,700	2,157
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	74

		2,231

TEXAS 0.7%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	1,500	1,671
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	600	646
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	1,300	1,462

		3,779

UTAH 0.3%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	1,300	1,470

WASHINGTON 0.0%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	204

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	74

Total Municipal Bonds & Notes (Cost $32,593)		33,288

U.S. GOVERNMENT AGENCIES 11.4%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	13,100	7,207
0.000% due 05/15/2030 (e)	9,300	4,475
0.365% due 10/27/2037	400	397
3.980% due 07/01/2021	2,500	2,606
5.625% due 04/17/2028	100	113
6.000% due 04/18/2036	900	985
6.250% due 05/15/2029	2,200	2,759
Financing Corp.
0.000% due 12/27/2018	5,200	4,694
8.600% due 09/26/2019	1,470	1,945

Freddie Mac
0.000% due 03/15/2031	1,100	489
5.000% due 04/15/2038	300	325
6.250% due 07/15/2032	500	633
6.750% due 03/15/2031	2,800	3,706
Ginnie Mae
5.500% due 10/20/2037	419	462
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	8,400	9,710
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 01/15/2030	12,300	7,987
Resolution Funding Corp. Strips
0.000% due 01/15/2030 - 04/15/2030	2,300	1,156
Small Business Administration
5.290% due 12/01/2027	309	336
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,163
4.875% due 01/15/2048	1,900	1,849
5.250% due 09/15/2039	900	961
5.375% due 04/01/2056	1,200	1,232
5.880% due 04/01/2036	3,000	3,476

Total U.S. Government Agencies (Cost $57,361)		58,666

U.S. TREASURY OBLIGATIONS 17.7%
U.S. Treasury Bonds
2.875% due 05/15/2043 (c)(e)(g)	28,800	23,249
3.000% due 05/15/2042 (c)	1,300	1,086
3.125% due 11/15/2041	3,700	3,184
3.125% due 02/15/2042 (e)	11,700	10,049
3.125% due 02/15/2043 (c)	13,100	11,172
4.250% due 11/15/2040 (c)(e)(g)	9,600	10,179
4.750% due 02/15/2041	900	1,032
5.250% due 02/15/2029 (c)	4,100	4,924
6.250% due 08/15/2023 (e)	200	257
U.S. Treasury Strips
0.000% due 08/15/2028	1,400	811
0.000% due 11/15/2028	300	172
0.000% due 05/15/2032	1,100	528
0.000% due 11/15/2032	7,400	3,473
0.000% due 08/15/2033	2,500	1,135
0.000% due 11/15/2033	500	224
0.000% due 05/15/2034	600	264
0.000% due 11/15/2034	200	86
0.000% due 05/15/2037	200	78
0.000% due 11/15/2039	1,700	592
0.000% due 05/15/2040	4,850	1,651
0.000% due 08/15/2040	18,800	6,322
0.000% due 11/15/2040 (e)	25,200	8,378
0.000% due 08/15/2042	2,600	789
0.000% due 02/15/2043	6,800	2,014

Total U.S. Treasury Obligations (Cost $100,672)		91,649

MORTGAGE-BACKED SECURITIES 2.1%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,314
Banc of America Commercial Mortgage Trust
5.649% due 06/10/2049	28	28
Citigroup Mortgage Loan Trust, Inc.
2.825% due 03/25/2034	224	224
DBUBS Mortgage Trust
1.519% due 07/12/2044	1,948	1,982
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,900	2,005
5.444% due 03/10/2039	300	330
IndyMac Mortgage Loan Trust
0.345% due 07/25/2047	224	152
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	1,200	1,285
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	1,441	1,601
Structured Asset Mortgage Investments Trust
0.355% due 07/25/2046	102	85
0.385% due 05/25/2036	189	139
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,300	1,384

Total Mortgage-Backed Securities (Cost $10,214)		10,529

ASSET-BACKED SECURITIES 0.1%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	92	91

SLM Student Loan Trust
1.738% due 04/25/2023		342	353

Total Asset-Backed Securities (Cost $428)			444

SOVEREIGN ISSUES 4.3%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		1,600	1,640
6.500% due 06/10/2019		800	872
Canada Housing Trust
2.650% due 03/15/2022	CAD	1,000	921
Colombia Government International Bond
6.125% due 01/18/2041		$1,200	1,293
Hydro-Quebec
6.500% due 02/15/2035	CAD	6,400	7,913
Mexico Government International Bond
5.950% due 03/19/2019		$2,800	3,241
6.050% due 01/11/2040		1,200	1,311
Province of Ontario
5.600% due 06/02/2035	CAD	3,200	3,644
Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,484

Total Sovereign Issues (Cost $23,795)			22,319

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		463	24

Total Common Stocks (Cost $13)			24

SHORT-TERM INSTRUMENTS 1.9%
REPURCHASE AGREEMENTS (b) 1.9%			10,066

Total Short-Term Instruments (Cost $10,066)			10,066

Total Investments in Securities (Cost $472,468)			468,603

INVESTMENTS IN AFFILIATES 13.4%
SHORT-TERM INSTRUMENTS 13.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.4%
PIMCO Short-Term Floating NAV Portfolio		6,932,615	69,361

Total Short-Term Instruments (Cost $69,367)			69,361

Total Investments in Affiliates (Cost $69,367)			69,361

Total Investments 104.0% (Cost $541,835)			$537,964
Financial Derivative Instruments (d)(f) 0.5% (Cost or Premiums, net $(384))			2,751
Other Assets and Liabilities, net (4.5%)			(23,313)

Net Assets 100.0%			$517,402

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$9,700	U.S. Treasury Notes 0.500% due 07/31/2017	$(9,911)	$9,700	$9,700
SSB	0.000%	12/31/2013	01/02/2014	366	Freddie Mac 2.080% due 10/17/2022	(376)	366	366

Total Repurchase Agreements						$(10,287)	$10,066	$10,066

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.180%	12/20/2013	01/13/2014	$(6,439)	$(6,447)
	0.180%	12/20/2013	01/16/2014	(26,025)	(26,068)

Total Sale-Buyback Transactions					$(32,515)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $20,290 at a weighted average interest rate of 0.063%.
(3)	Payable for sale-buyback transactions includes $46 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	6.000%	01/01/2044	$1,000	$(1,107)	$(1,109)

Total Short Sales				$(1,107)	$(1,109)

(c)	Securities with an aggregate market value of $31,855 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index March Futures	900.000	03/20/2014	188	$5	$3
Put - CME S&P 500 Index March Futures	800.000	03/21/2014	260	7	3

				$12	$6

Total Purchased Options				$12	$6

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	18	$(6)	$(9)

Total Written Options				$(6)	$(9)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	117	$(34)	$0	$(6)
E-mini S&P 500 Index March Futures	Long	03/2014	1,748	5,304	559	0
S&P 500 Index March Futures	Long	03/2014	639	10,482	1,023	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2014	340	(922)	0	(159)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2014	50	(179)	0	(41)

Total Futures Contracts				$14,651	$1,582	$(206)

(e)	Securities with an aggregate market value of $16,877 and cash of $5,793 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	1,056		$1,429	$0	$(23)
BPS	01/2014		$1,452	EUR	1,056	0	0
	02/2014	EUR	1,056		$1,452	0	(1)
CBK	03/2014	CAD	14,091		13,277	37	0
MSC	01/2014	BRL	3,233		1,384	14	0
	01/2014		$1,371	BRL	3,233	0	(1)
	02/2014		1,373		3,233	0	(14)

Total Forward Foreign Currency Contracts						$51	$(39)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	$181,900	$(184)	$(336)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014	37,300	(54)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014	37,300	(164)	(286)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	1,600	(7)	0
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	3,200	(10)	0

							$(419)	$(624)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$(5)

Total Written Options						$(458)	$(629)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)		Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	HSBC Bank PLC	1.000%	12/20/2018	0.610%	EUR	3,500	$49	$44	$93	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	8.300%	02/07/2019	MXN 26,800	$19	$238	$257	$0

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	14,597	3-Month USD-LIBOR plus a specified spread	03/14/2014	$46,743	$1,645	$1,645	$0

Total Swap Agreements						$68	$1,927	$1,995	$0

(4)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(g)	Securities with an aggregate market value of $600 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,012	$0	$3,012
Corporate Bonds & Notes
Banking & Finance	0	66,426	1,272	67,698
Industrials	0	113,521	3,495	117,016
Utilities	0	53,892	0	53,892
Municipal Bonds & Notes
California	0	13,613	0	13,613
Georgia	0	3,843	0	3,843
Michigan	0	1,041	0	1,041
Nevada	0	1,511	0	1,511
New Jersey	0	540	0	540
New York	0	4,659	0	4,659
North Carolina	0	323	0	323
Ohio	0	2,231	0	2,231
Texas	0	3,779	0	3,779
Utah	0	1,470	0	1,470
Washington	0	204	0	204
West Virginia	0	74	0	74
U.S. Government Agencies	0	58,666	0	58,666
U.S. Treasury Obligations	0	91,649	0	91,649
Mortgage-Backed Securities	0	10,529	0	10,529
Asset-Backed Securities	0	352	92	444
Sovereign Issues	0	22,319	0	22,319
Common Stocks
Financials	24	0	0	24
Short-Term Instruments
Repurchase Agreements	0	10,066	0	10,066
	$24	$463,720	$4,859	$468,603

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$69,361	$0	$0	$69,361

Total Investments	$69,385	$463,720	$4,859	$537,964

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,109)	$0	$(1,109)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,588	0	0	1,588
Over the counter	0	2,046	0	2,046
	$1,588	$2,046	$0	$3,634

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(215)	0	0	(215)
Over the counter	0	(663)	(5)	(668)

	$(215)	$(663)	$(5)	$(883)

Totals	$70,758	$463,994	$4,854	$539,606

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,388	$0	$(126)	$7	$8	$(5)	$0	$0	$1,272	$(6)
Industrials	1,369	3,500	(1,316)	(3)	(94)	39	0	0	3,495	(4)
Utilities	1,704	0	(92)	(2)	(5)	(42)	0	(1,563)	0	0
Asset-Backed Securities	173	0	(78)	0	0	(3)	0	0	92	(2)

	$4,634	$3,500	$(1,612)	$2	$(91)	$(11)	$0	$(1,563)	$4,859	$(12)

Financial Derivative Instruments - Liabilities
Over the counter	$(8)	$0	$0	$0	$0	$3	$0	$0	$(5)	$3

Totals	$4,626	$3,500	$(1,612)	$2	$(91)	$(8)	$0	$(1,563)	$4,854	$(9)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,272	Benchmark Pricing	Base Price	93.00
Industrials	3,495	Third Party Vendor	Broker Quote	99.87
Asset-Backed Securities	92	Benchmark Pricing	Base Price	100.00

Financial Derivative Instruments - Liabilities
Over the counter	(5)	Indicative Market Quotation	Broker Quote	0.11

Total	$4,854

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Absolute Return Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 75.1%
CORPORATE BONDS & NOTES 19.6%
BANKING & FINANCE 13.0%
Ally Financial, Inc.
3.439% due 02/11/2014		$300	$302
3.645% due 06/20/2014		1,100	1,119
4.500% due 02/11/2014		1,000	1,006
4.625% due 06/26/2015		3,900	4,069
6.750% due 12/01/2014		5,100	5,354
8.300% due 02/12/2015		2,400	2,586
American International Group, Inc.
5.050% due 10/01/2015		500	536
8.250% due 08/15/2018		2,200	2,756
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	1,937
Banco do Brasil S.A.
2.899% due 07/02/2014		300	302
3.875% due 10/10/2022		1,200	1,047
Banco Santander Brasil S.A.
2.343% due 03/18/2014		700	700
4.250% due 01/14/2016		400	415
4.500% due 04/06/2015		500	516
Banco Santander Chile
1.842% due 01/19/2016		1,000	995
Bank of America Corp.
0.571% due 08/15/2016		100	98
4.500% due 04/01/2015		3,600	3,767
Bank of Montreal
2.850% due 06/09/2015		100	103
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	5,600	12,382
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	213
6.500% due 03/10/2021		200	212
6.750% due 09/30/2022		1,200	1,281
7.250% due 04/22/2020		500	543
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,400	1,626
BNP Paribas S.A.
1.144% due 01/10/2014		1,000	1,000
BPCE S.A.
1.988% due 02/07/2014		3,100	3,105
CIT Group, Inc.
4.750% due 02/15/2015		1,500	1,558
5.250% due 04/01/2014		4,000	4,050
Citigroup, Inc.
0.512% due 06/09/2016		10,600	10,434
0.921% due 11/15/2016		5,900	5,912
1.694% due 01/13/2014		1,300	1,300
3.953% due 06/15/2016		600	639
4.450% due 01/10/2017		200	217
Eksportfinans ASA
2.000% due 09/15/2015		900	889
Export-Import Bank of Korea
4.000% due 01/29/2021		2,200	2,265
8.125% due 01/21/2014		800	803
Ford Motor Credit Co. LLC
1.338% due 08/28/2014		5,400	5,426
7.000% due 04/15/2015		5,000	5,388
8.700% due 10/01/2014		590	625
Goldman Sachs Group, Inc.
0.641% due 07/22/2015		1,400	1,397
1.238% due 02/07/2014		4,300	4,303
ILFC E-Capital Trust
6.250% due 12/21/2065		3,100	2,945
International Lease Finance Corp.
5.650% due 06/01/2014		100	102
6.500% due 09/01/2014		2,700	2,801
6.750% due 09/01/2016		2,300	2,576
Intesa Sanpaolo SpA
2.638% due 02/24/2014		500	501
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		2,200	2,106
JPMorgan Chase & Co.
0.857% due 02/26/2016		3,900	3,918

JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	2,700	4,866
6.000% due 10/01/2017		$2,800	3,205
Korea Development Bank
3.000% due 09/14/2022		1,100	1,034
Korea Exchange Bank
3.125% due 06/26/2017		1,600	1,643
LeasePlan Corp. NV
3.000% due 10/23/2017		1,300	1,310
Merrill Lynch & Co., Inc.
5.750% due 12/12/2014	GBP	1,800	3,106
Morgan Stanley
6.000% due 04/28/2015		$1,500	1,598
Nykredit Realkredit A/S
2.000% due 04/01/2014	DKK	11,200	2,076
Petrobras Global Finance BV
2.000% due 05/20/2016		$9,000	9,015
3.000% due 01/15/2019		200	188
PKO Finance AB
4.630% due 09/26/2022		500	500
Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	533
Realkredit Danmark A/S
2.000% due 04/01/2014	DKK	20,200	3,740
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		$700	753
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		1,000	1,069
Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	2,100	3,593
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$200	204
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		700	746
SLM Corp.
0.538% due 01/27/2014		3,400	3,396
3.875% due 09/10/2015		825	857
6.250% due 01/25/2016		500	542
SLM Corp. CPI Linked Bond
3.084% due 01/31/2014		1,100	1,099
Springleaf Finance Corp.
5.750% due 09/15/2016		200	213
6.900% due 12/15/2017		700	769
State Bank of India
4.500% due 10/23/2014		400	409
4.500% due 07/27/2015		1,000	1,030
Tri-Command Military Housing LLC
5.383% due 02/15/2048		2,095	1,630
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		2,400	2,577

			159,826

INDUSTRIALS 5.3%
AbbVie, Inc.
0.998% due 11/06/2015		10,000	10,107
Anheuser-Busch InBev Worldwide, Inc.
0.788% due 01/27/2014		1,300	1,301
Baxter International, Inc.
0.413% due 12/11/2014		3,000	3,004
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,660
Daimler Finance North America LLC
0.843% due 01/09/2015		3,700	3,713
DISH DBS Corp.
7.750% due 05/31/2015		1,200	1,305
Gilead Sciences, Inc.
2.400% due 12/01/2014		3,000	3,050
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		1,500	1,455
HCA, Inc.
7.875% due 02/15/2020		2,200	2,368
8.500% due 04/15/2019		3,800	4,038
Johnson & Johnson
0.311% due 11/28/2016		8,900	8,911
Kansas City Southern de Mexico S.A. de C.V.
0.937% due 10/28/2016		600	601
KazMunayGas National Co. JSC
11.750% due 01/23/2015		1,900	2,090
NBCUniversal Media LLC
2.100% due 04/01/2014		1,800	1,808
President and Fellows of Harvard College
6.000% due 01/15/2019		400	469
Rohm & Haas Co.
6.000% due 09/15/2017		115	131

Sanofi
0.557% due 03/28/2014	2,700	2,704
STATS ChipPAC Ltd.
4.500% due 03/20/2018	600	600
Transocean, Inc.
4.950% due 11/15/2015	200	214
Volkswagen International Finance NV
0.837% due 11/20/2014	4,000	4,017
1.038% due 02/17/2014	1,600	1,602
WM Wrigley Jr. Co.
3.700% due 06/30/2014	9,300	9,444

		65,592

UTILITIES 1.3%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	700	717
Rosneft Finance S.A.
6.625% due 03/20/2017	300	333
Shell International Finance BV
0.311% due 11/10/2015	2,500	2,502
0.451% due 11/15/2016	2,100	2,103
Verizon Communications, Inc.
0.442% due 03/06/2015	900	899
1.773% due 09/15/2016	5,200	5,361
1.993% due 09/14/2018	500	526
2.500% due 09/15/2016	1,000	1,035
3.650% due 09/14/2018	2,100	2,224

		15,700

Total Corporate Bonds & Notes (Cost $237,375)		241,118

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	121
6.918% due 04/01/2040	1,100	1,317
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	128
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	113
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	600	640
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	532

		2,851

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	300	337
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	500	505
5.250% due 12/01/2040	600	601
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	212

		1,655

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	549

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	122

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,274

NEW YORK 1.0%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,200	1,322
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	106
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	4,800	5,070
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,110

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.565% due 11/15/2028	4,900	4,900

		12,508

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	215

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,320
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	521

		1,841

TEXAS 0.1%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	600	675

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	535	416

Total Municipal Bonds & Notes (Cost $20,804)		22,106

U.S. GOVERNMENT AGENCIES 16.9%
Fannie Mae
0.225% due 12/25/2036	64	62
0.515% due 07/25/2037 - 03/25/2044	480	471
0.545% due 07/25/2037	218	219
0.565% due 09/25/2035	288	285
0.575% due 09/25/2035	506	507
0.875% due 08/28/2017 - 10/26/2017 (g)	18,500	18,202
0.885% due 06/25/2037	669	673
0.895% due 06/25/2040	1,265	1,270
0.905% due 03/25/2040	554	559
0.915% due 01/25/2040	1,956	1,981
1.125% due 04/27/2017 (g)	600	603
1.250% due 01/30/2017 (g)	700	709
1.344% due 07/01/2044	36	36
2.260% due 08/01/2033	37	39
2.310% due 08/01/2022	100	94
2.330% due 09/01/2033	117	125
2.369% due 05/25/2035	26	27
2.616% due 01/01/2036	67	71
2.838% due 06/01/2033	202	211
2.870% due 09/01/2027	100	87
2.960% due 05/01/2022	4,100	4,052
3.132% due 05/01/2036	4	4
3.157% due 05/01/2022	1,088	1,091
3.750% due 07/25/2042	4,370	3,767
4.000% due 07/01/2025 - 01/01/2029	843	894
4.412% due 12/01/2036	22	24
4.500% due 06/01/2019 - 02/01/2044	69,856	74,036
4.501% due 07/01/2019	1,230	1,351
4.595% due 09/01/2034	18	19
5.000% due 05/11/2017 (g)	100	113
5.000% due 07/01/2024 - 02/01/2044	42,991	46,694
5.375% due 06/12/2017 (g)	1,100	1,258
5.500% due 01/01/2021 - 01/01/2044	17,310	19,039
6.000% due 08/01/2036 - 02/01/2038	443	492
6.500% due 10/01/2035 - 10/01/2036	258	288
FDIC Structured Sale Guaranteed Notes
0.670% due 11/29/2037	671	670
Freddie Mac
0.737% due 06/15/2041	344	347
0.867% due 08/15/2037	397	399
0.877% due 10/15/2037	92	92
0.887% due 05/15/2037 - 09/15/2037	436	437
1.000% due 03/08/2017 (g)	2,900	2,906
1.342% due 02/25/2045	32	32
2.250% due 02/01/2024	6	6
2.362% due 03/01/2034	163	172
4.000% due 06/15/2038	1,151	1,178
4.500% due 03/01/2029 - 09/01/2041	9,811	10,415
5.000% due 07/01/2035 - 06/01/2039	3,877	4,182
5.500% due 08/23/2017 (g)	100	115
5.500% due 08/15/2030 - 07/01/2038	152	166
Ginnie Mae
1.625% due 03/20/2027	2	2
5.000% due 04/15/2036 - 09/15/2039	6,128	6,659
8.000% due 02/15/2030	1	1

Small Business Administration
5.520% due 06/01/2024		384	419

Total U.S. Government Agencies (Cost $208,458)			207,551

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (g)		411	423
0.125% due 01/15/2022		5,262	5,056
0.125% due 07/15/2022		6,500	6,225
0.375% due 07/15/2023		2,208	2,128
0.625% due 07/15/2021		207	210
1.125% due 01/15/2021		214	224
1.250% due 07/15/2020		857	917
1.750% due 01/15/2028		3,121	3,341
2.000% due 01/15/2014 (g)		6,573	6,572
2.000% due 07/15/2014 (g)(i)		8,425	8,616
2.000% due 01/15/2026		3,295	3,650
2.375% due 01/15/2025		9,416	10,826
2.375% due 01/15/2027		14,939	17,209
2.500% due 01/15/2029		4,242	4,981
3.625% due 04/15/2028		433	573
3.875% due 04/15/2029		2,131	2,920
U.S. Treasury Notes
0.250% due 11/30/2015 (i)		33,100	33,036
0.500% due 12/15/2016		600	598

Total U.S. Treasury Obligations (Cost $113,645)			107,505

MORTGAGE-BACKED SECURITIES 6.0%
American Home Mortgage Investment Trust
2.355% due 02/25/2045		118	117
Arran Residential Mortgages Funding PLC
1.617% due 05/16/2047	EUR	753	1,050
Banc of America Commercial Mortgage Trust
5.633% due 04/10/2049		$170	170
5.734% due 05/10/2045		400	437
Banc of America Funding Corp.
2.632% due 05/25/2035		155	157
3.694% due 01/20/2047 ^		208	168
BCRR Trust
5.858% due 07/17/2040		497	532
Bear Stearns Adjustable Rate Mortgage Trust
2.572% due 04/25/2033		1	1
2.786% due 01/25/2034		66	66
2.822% due 01/25/2034		2	2
Bear Stearns Alt-A Trust
2.649% due 05/25/2035		580	552
2.708% due 09/25/2035		125	110
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040		1,800	1,911
Chaseflex Trust
0.465% due 07/25/2037		1,020	754
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		59	57
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.218% due 07/15/2044		1,800	1,910
Countrywide Alternative Loan Trust
0.285% due 06/25/2036		6,261	4,991
0.345% due 05/25/2047		309	251
6.000% due 10/25/2033		22	23
Countrywide Home Loan Mortgage Pass-Through Trust
2.417% due 02/20/2036		63	56
2.526% due 02/20/2035		470	451
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		97	105
5.460% due 09/15/2039		4,388	4,770
CSMC Mortgage-Backed Trust
5.000% due 03/25/2037		3,740	3,594
Epic Opera Arlington Ltd.
0.764% due 07/28/2016	GBP	183	302
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		$178	169
Granite Master Issuer PLC
0.367% due 12/20/2054		129	128
0.425% due 12/20/2054	EUR	885	1,209
0.729% due 12/20/2054	GBP	3,324	5,453
0.809% due 12/20/2054		1,701	2,793
Granite Mortgages PLC
0.604% due 01/20/2044	EUR	22	30
0.897% due 01/20/2044	GBP	22	37
0.904% due 09/20/2044		140	230
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	103

GSR Mortgage Loan Trust
2.457% due 06/25/2034		121	120
5.032% due 11/25/2035		191	188
5.045% due 11/25/2035 ^		516	478
6.000% due 03/25/2032		1	1
6.000% due 03/25/2037		72	64
Impac CMB Trust
1.165% due 07/25/2033		41	38
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,300	1,428
5.439% due 01/15/2049		4,612	5,089
JPMorgan Mortgage Trust
2.734% due 08/25/2034		2,038	2,039
2.753% due 07/25/2035		2,502	2,516
5.093% due 11/25/2035		334	319
5.750% due 01/25/2036 ^		78	72
Lanark Master Issuer PLC
1.638% due 12/22/2054		3,521	3,576
LB Commercial Mortgage Trust
5.839% due 07/15/2044		5,771	6,415
Leek Finance Ltd.
0.466% due 12/21/2038		1,697	1,731
0.807% due 12/21/2037	GBP	70	119
Merrill Lynch Floating Trust
0.706% due 07/09/2021		$6,185	6,173
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036		150	137
0.415% due 11/25/2035		126	120
1.854% due 12/25/2032		4	4
1.959% due 01/25/2029		25	25
2.532% due 02/25/2035		2,328	2,328
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	220
Morgan Stanley Capital Trust
5.207% due 11/14/2042		1,900	2,000
5.439% due 02/12/2044		897	906
5.610% due 04/15/2049		114	115
Prime Mortgage Trust
0.565% due 02/25/2034		22	21
Residential Accredit Loans, Inc. Trust
0.350% due 08/25/2036		1,305	962
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		54	58
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	33	44
Structured Adjustable Rate Mortgage Loan Trust
2.507% due 08/25/2035		$128	118
Structured Asset Mortgage Investments Trust
0.416% due 07/19/2035		304	299
Structured Asset Securities Corp.
2.625% due 10/28/2035		759	718
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		1,272	1,193
Titan Europe PLC
0.797% due 10/23/2016	GBP	731	1,184
WaMu Mortgage Pass-Through Certificates
0.455% due 10/25/2045		$60	56
1.143% due 02/25/2046		205	193
1.343% due 11/25/2042		33	31
1.543% due 08/25/2042		22	21
2.207% due 02/27/2034		26	26
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		212	210
2.628% due 03/25/2036		263	263

Total Mortgage-Backed Securities (Cost $72,681)			74,307

ASSET-BACKED SECURITIES 2.8%
Access Group, Inc.
1.538% due 10/27/2025		794	802
Amortizing Residential Collateral Trust
0.745% due 07/25/2032		18	16
Apidos CDO Ltd.
0.498% due 07/27/2017		148	148
Ares CLO Ltd.
0.488% due 02/24/2018		33	33
Asset-Backed Securities Corp. Home Equity Loan Trust
0.805% due 07/25/2035		300	270
Avenue CLO Ltd.
0.502% due 07/20/2018		815	814
Centurion CDO Ltd.
0.562% due 03/08/2017		3,332	3,326
Citibank Omni Master Trust
2.917% due 08/15/2018		800	812

Cougar CLO PLC
0.580% due 07/15/2020	EUR	1,607	2,201
Countrywide Asset-Backed Certificates
0.645% due 12/25/2031		$50	36
Credit Suisse First Boston Mortgage Securities Corp.
0.785% due 01/25/2032		12	11
Fremont Home Loan Trust
0.225% due 01/25/2037		11	6
Hillmark Funding
0.489% due 05/21/2021		1,100	1,072
Lafayette CLO Ltd.
1.642% due 09/06/2022		258	258
Long Beach Mortgage Loan Trust
0.545% due 08/25/2045		13,000	11,361
0.725% due 10/25/2034		12	12
NOB Hill CLO Ltd.
0.491% due 08/15/2018		1,549	1,538
Pacifica CDO Corp.
0.498% due 01/26/2020		559	556
Sherwood Castle Funding PLC
0.487% due 03/15/2016	EUR	2,500	3,437
0.705% due 06/15/2016	GBP	2,200	3,622
SLM Student Loan Trust
0.537% due 12/15/2023	EUR	1,136	1,540
3.417% due 05/16/2044		$272	289
Structured Asset Securities Corp.
0.485% due 05/25/2037		2,000	1,769
Wood Street CLO BV
0.544% due 11/22/2021	EUR	296	401

Total Asset-Backed Securities (Cost $33,286)			34,330

SOVEREIGN ISSUES 4.6%
Autonomous Community of Valencia
4.750% due 03/20/2014		300	416
Italy Buoni Poliennali Del Tesoro
2.750% due 12/01/2015		1,000	1,415
3.000% due 04/15/2015		900	1,270
3.750% due 08/01/2015		6,100	8,723
4.500% due 07/15/2015		10,200	14,740
6.000% due 11/15/2014		300	431
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2014		1,000	1,364
Korea Housing Finance Corp.
4.125% due 12/15/2015		$300	317
Province of Ontario
1.100% due 10/25/2017		300	297
1.650% due 09/27/2019		900	864
5.500% due 06/02/2018	CAD	100	107
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,792
Spain Government International Bond
3.150% due 01/31/2016	EUR	500	710
3.750% due 10/31/2015		2,200	3,155
4.000% due 07/30/2015		14,600	20,852

Total Sovereign Issues (Cost $55,433)			56,453

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Wells Fargo & Co.
7.500% due 12/31/2049 (d)		6,450	7,127

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		40,000	0

Total Convertible Preferred Securities (Cost $8,369)			7,127

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
DG Funding Trust
0.554% due 01/30/2014 (d)		217	1,537

Total Preferred Securities (Cost $2,294)			1,537

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.0%
CERTIFICATES OF DEPOSIT 1.0%
Banco do Brasil S.A.
0.000% due 01/24/2014		$300	300
Credit Suisse AG
0.651% due 12/07/2015		4,400	4,400
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		7,700	7,615

			12,315

COMMERCIAL PAPER 1.4%
British Telecommunications PLC
0.800% due 03/10/2014		7,000	6,996
DCP Midstream LLC
1.100% due 01/14/2014		2,100	2,099
1.100% due 01/29/2014		1,700	1,699
Ford Motor Credit Co.
0.850% due 06/16/2014		300	299
0.880% due 07/14/2014		700	698
0.900% due 08/05/2014		600	598
0.900% due 09/16/2014		1,200	1,194
Santander S.A.
2.370% due 01/02/2014		3,200	3,200

			16,783

REPURCHASE AGREEMENTS (e) 1.4%			17,032

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		2,400	2,396

ITALY TREASURY BILLS 2.7%
0.982% due 09/12/2014 - 11/14/2014 (b)	EUR	23,900	32,679

MEXICO TREASURY BILLS 6.6%
3.536% due 01/09/2014 - 06/26/2014 (b)	MXN	1,076,439	81,910

SPAIN TREASURY BILLS 0.7%
0.488% due 06/20/2014	EUR	6,500	8,911

U.S. TREASURY BILLS 0.0%
0.077% due 01/16/2014 - 11/13/2014 (b)(i)		$610	610

Total Short-Term Instruments (Cost $172,003)			172,636

Total Investments in Securities (Cost $924,348)			924,670

	SHARES
INVESTMENTS IN AFFILIATES 29.3%
SHORT-TERM INSTRUMENTS 29.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.3%
PIMCO Short-Term Floating NAV Portfolio		250	2
PIMCO Short-Term Floating NAV Portfolio III		36,105,367	360,657

Total Short-Term Instruments (Cost $360,885)			360,659

Total Investments in Affiliates (Cost $360,885)			360,659

Total Investments 104.4% (Cost $1,285,233)			$1,285,329
Financial Derivative Instruments (f)(h) 8.6% (Cost or Premiums, net $(1,406))			105,423
Other Assets and Liabilities, net (13.0%)			(159,037)

Net Assets 100.0%			$1,231,715

Notes to Schedule of Investments (amounts in Thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$16,600	U.S. Treasury Notes 0.500% due 07/31/2017	$(16,960)	$16,600	$16,600
SSB	0.000%	12/31/2013	01/02/2014	432	Freddie Mac 2.000% due 01/30/2023	(443)	432	432

Total Repurchase Agreements						$(17,403)	$17,032	$17,032

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $5,667 at a weighted average interest rate of (0.186%).

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,406	$(35)	$0	$(70)
90-Day Eurodollar December Futures	Long	12/2016	26	(18)	0	(2)
90-Day Eurodollar June Futures	Long	06/2016	162	166	0	(8)
90-Day Eurodollar March Futures	Long	03/2016	415	433	0	(21)
90-Day Eurodollar September Futures	Long	09/2015	2,754	524	0	(138)
90-Day Eurodollar September Futures	Long	09/2016	25	(19)	0	(1)
E-mini S&P 500 Index March Futures	Long	03/2014	7,050	22,064	2,256	0

Total Futures Contracts				$23,115	$2,256	$(240)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-21 5-Year Index	(1.000%	)	12/20/2018	$1,500	$(27)	$(7)	$0	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018		$34,300	$626	$294	$22	$0
iTraxx Europe 20 Index	1.000%	12/20/2018	EUR	3,800	76	73	0	0

					$702	$367	$22	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$4,800	$(67)	$(61)	$0	$(5)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	92,800	615	(98)	0	(24)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	4,500	22	15	0	(3)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	21,200	4,613	3,688	243	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	74,800	5,939	1,025	954	0

					$11,122	$4,569	$1,197	$(32)

Total Swap Agreements					$11,797	$4,929	$1,219	$(33)

(g)	Securities with an aggregate market value of $26,862 and cash of $12,068 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	03/2014	GBP	2,646		$4,326	$0	$(54)
BPS	01/2014		$47,805	EUR	34,767	24	0
	02/2014	EUR	34,767		$47,804	0	(25)
	02/2014	JPY	256,900		2,494	54	0
	02/2014	MXN	200,301		15,261	14	(27)
	03/2014	EUR	8,134		10,720	0	(469)
	03/2014	MXN	40,699		3,118	21	0
	04/2014		85,562		6,466	4	(31)
	05/2014		13,604		1,039	8	0
	06/2014		52,388		3,986	27	0
	08/2014	EUR	200		253	0	(22)
BRC	03/2014	GBP	20,665		33,812	0	(392)
CBK	01/2014	MXN	57,732		4,358	0	(62)
	02/2014	EUR	7,666		10,521	0	(25)
	02/2014	MXN	145,174		11,046	0	(24)
	03/2014		64,481		4,940	31	0
	04/2014	EUR	200		253	0	(22)
DUB	01/2014		242		333	0	0
	02/2014		300		396	0	(17)
	02/2014	JPY	643,200		6,205	96	0
	03/2014	CAD	1,030		966	0	(1)
	03/2014	MXN	17,658		1,359	14	0
	04/2014	DKK	31,949		5,800	0	(96)
	05/2014	MXN	15,379		1,178	12	0
FBF	01/2014	EUR	34,525		46,694	0	(802)
	01/2014	JPY	104,904		1,000	4	0
	04/2014	EUR	4,700		6,347	0	(118)
	06/2014		300		380	0	(32)
GLM	01/2014	MXN	119,914		9,062	0	(118)
	02/2014	EUR	2,988		4,000	0	(111)
HUS	02/2014	JPY	100,786		1,015	58	0
JPM	01/2014	MXN	75,794		5,875	73	0
	02/2014	EUR	8,475		11,585	0	(73)
	06/2014	MXN	32,588		2,480	18	0
MSC	01/2014	BRL	133		57	0	0
	01/2014	MXN	41,288		3,161	1	0
	01/2014		$57	BRL	133	0	0
	04/2014	MXN	102,492		$7,696	0	(81)
RYL	03/2014	EUR	1,294		1,730	0	(50)
UAG	04/2014		7,600		10,278	0	(178)

Total Forward Foreign Currency Contracts						$459	$(2,830)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	5,200	$(10)	$(8)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		5,200	(11)	(2)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,300	(3)	0
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,300	(3)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,300	(3)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		$83,700	(168)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		83,700	(508)	(118)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		46,500	(56)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.700%	03/17/2014		46,500	(381)	(630)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		88,500	(232)	(163)

								$(1,377)	$(929)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014	$1,400	$(1)	$(1)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014	1,400	(1)	(1)

						$(2)	$(2)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(10)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(15)	$(1)

Total Written Options						$(1,394)	$(932)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	American International Group, Inc.	1.000%	03/20/2016	0.240%	$800	$(28)	$42	$14	$0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	700	(2)	6	4	0
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.776%	500	(7)	9	2	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%	900	(1)	(2)	0	(3)
	General Electric Capital Corp.	1.000%	09/20/2016	0.382%	800	9	5	14	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%	500	(8)	6	0	(2)
CBK	American International Group, Inc.	1.000%	03/20/2016	0.240%	800	(29)	42	13	0
DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.362%	400	6	1	7	0
	Brazil Government International Bond	1.000%	06/20/2015	0.776%	1,000	(10)	14	4	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%	400	(1)	(1)	0	(2)
	Export-Import Bank of China	1.000%	06/20/2017	0.580%	100	(4)	6	2	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.395%	800	10	3	13	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%	800	(6)	18	12	0
	Mexico Government International Bond	1.000%	06/20/2016	0.413%	1,900	5	24	29	0
FBF	Brazil Government International Bond	1.000%	06/20/2016	1.166%	1,700	(2)	(4)	0	(6)
GST	Brazil Government International Bond	1.000%	06/20/2015	0.776%	500	(7)	9	2	0
	Japan Government International Bond	1.000%	12/20/2015	0.132%	1,400	(13)	38	25	0
	Mexico Government International Bond	1.000%	06/20/2016	0.413%	3,600	(122)	175	53	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.895%	600	(6)	7	1	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%	5,300	(142)	122	0	(20)
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%	200	(3)	2	0	(1)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	4,000	(10)	35	25	0
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.895%	100	(1)	1	0	0
MYC	China Government International Bond	1.000%	06/20/2016	0.328%	600	(18)	29	11	0
	Indonesia Government International Bond	1.000%	09/20/2016	1.331%	1,600	(122)	109	0	(13)
	Mexico Government International Bond	1.000%	03/20/2016	0.359%	1,400	(9)	29	20	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.062%	200	1	1	2	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.895%	500	(5)	6	1	0

						$(525)	$732	$254	$(47)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$900	$53	$(25)	$28	$0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	900	117	(90)	27	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	386	0	6	6	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	4,200	265	(134)	131	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	675	0	11	11	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	700	79	(57)	22	0

					$514	$(289)	$225	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,100	$1	$(29)	$0	$(28)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	3,000	0	4	4	0
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	0	(1)	0	(1)
BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		48,600	7	(4)	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		8,000	(6)	18	12	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	(1)	(1)	0	(2)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		500	(1)	(1)	0	(2)
DUB	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		400	(1)	(2)	0	(3)
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	600	0	(15)	0	(15)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	500	(1)	(2)	0	(3)
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017	BRL	1,100	0	(30)	0	(30)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	1,800	(1)	1	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		4,000	(2)	7	5	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		600	(1)	(2)	0	(3)
JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		900	(3)	0	0	(3)
MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,400	0	3	3	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		64,000	10	(5)	5	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		3,000	(1)	6	5	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	400	(1)	(10)	0	(11)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	2,000	0	3	3	0

							$(1)	$(60)	$40	$(101)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
BRC	Receive	S&P 500 Total Return Index	59,000	3-Month USD-LIBOR plus a specified spread	02/28/2014	$155,994		$39,563	$39,563	$0
	Receive	S&P 500 Total Return Index	103,567	3-Month USD-LIBOR plus a specified spread	03/31/2014	277,675		65,590	65,590	0

								$105,153	$105,153	$0

Total Swap Agreements							$(12)	$105,536	$105,672	$(148)

(5)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(i)	Securities with an aggregate market value of $2,777 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$159,524	$302	$159,826
Industrials	0	65,592	0	65,592
Utilities	0	15,700	0	15,700
Municipal Bonds & Notes
California	0	2,851	0	2,851
Illinois	0	1,655	0	1,655
Iowa	0	549	0	549
Nevada	0	122	0	122
New Jersey	0	1,274	0	1,274
New York	0	12,508	0	12,508
North Carolina	0	215	0	215
Ohio	0	1,841	0	1,841
Texas	0	675	0	675
West Virginia	0	416	0	416
U.S. Government Agencies	0	206,881	670	207,551
U.S. Treasury Obligations	0	107,505	0	107,505
Mortgage-Backed Securities	0	74,307	0	74,307
Asset-Backed Securities	0	34,330	0	34,330
Sovereign Issues	0	56,453	0	56,453
Convertible Preferred Securities
Banking & Finance	7,127	0	0	7,127
Preferred Securities
Banking & Finance	0	0	1,537	1,537
Short-Term Instruments
Certificates of Deposit	0	12,315	0	12,315
Commercial Paper	0	16,783	0	16,783
Repurchase Agreements	0	17,032	0	17,032
Short-Term Notes	0	2,396	0	2,396
Italy Treasury Bills	0	32,679	0	32,679
Mexico Treasury Bills	0	81,910	0	81,910
Spain Treasury Bills	0	8,911	0	8,911
U.S. Treasury Bills	0	610	0	610
	$7,127	$915,034	$2,509	$924,670

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$360,659	$0	$0	$360,659

Total Investments	$367,786	$915,034	$2,509	$1,285,329

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,256	1,219	0	3,475
Over the counter	0	106,131	0	106,131
	$2,256	$107,350	$0	$109,606

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(240)	(33)	0	(273)
Over the counter	0	(3,909)	(1)	(3,910)

	$(240)	$(3,942)	$(1)	$(4,183)

Totals	$369,802	$1,018,442	$2,508	$1,390,752

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$303	$0	$0	$(1)	$0	$0	$0	$0	$302	$0
Industrials	1,560	0	(1,450)	0	(50)	(60)	0	0	0	0
U.S. Government Agencies	851	0	(179)	0	0	(2)	0	0	670	(1)
Asset-Backed Securities	1,063	0	(805)	0	0	0	0	(258)	0	0
Preferred Securities
Banking & Finance	1,577	0	0	0	0	(40)	0	0	1,537	(40)

	$5,354	$0	$(2,434)	$(1)	$(50)	$(102)	$0	$(258)	$2,509	$(41)

Financial Derivative Instruments - Liabilities
Over the counter	$(3)	$0	$0	$0	$0	$2	$0	$0	$(1)	$2

Totals	$5,351	$0	$(2,434)	$(1)	$(50)	$(100)	$0	$(258)	$2,508	$(39)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$302	Benchmark Pricing	Base Price	100.75
U.S. Government Agencies	670	Third Party Vendor	Broker Quote	99.90
Preferred Securities
Banking & Finance	1,537	Benchmark Pricing	Base Price	$ 7,081.90

Financial Derivative Instruments - Liabilities
Over the counter	(1)	Indicative Market Quotation	Broker Quote	0.10 - 0.11

Total	$2,508

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® AR Short Strategy Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.3%
CORPORATE BONDS & NOTES 27.8%
BANKING & FINANCE 20.6%
Ally Financial, Inc.
3.645% due 06/20/2014		$3,100	$3,154
4.500% due 02/11/2014		15,000	15,084
4.625% due 06/26/2015		36,300	37,870
6.750% due 12/01/2014		7,400	7,766
8.300% due 02/12/2015		10,300	11,098
American International Group, Inc.
5.450% due 05/18/2017		100	112
5.600% due 10/18/2016		3,000	3,345
6.765% due 11/15/2017	GBP	1,500	2,875
ASIF
3.000% due 02/17/2017	EUR	3,100	4,219
Banco del Estado de Chile
4.125% due 10/07/2020		$13,000	13,255
Banco do Brasil S.A.
2.899% due 07/02/2014		1,900	1,914
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,000	2,072
4.500% due 04/06/2015		3,400	3,511
Banco Santander Chile
1.842% due 01/19/2016		1,400	1,394
Bank of America Corp.
1.006% due 05/23/2017	EUR	5,700	7,625
1.500% due 10/09/2015		$2,500	2,526
4.500% due 04/01/2015		12,500	13,081
6.500% due 08/01/2016		2,200	2,485
Bank of America N.A.
0.709% due 11/14/2016		41,000	41,110
Bank of Montreal
1.950% due 01/30/2018		1,000	1,026
2.850% due 06/09/2015		700	724
Bank One Capital
8.750% due 09/01/2030		325	417
Barclays Bank PLC
10.179% due 06/12/2021		41,100	54,550
14.000% due 06/15/2019 (d)	GBP	15,100	33,386
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	639
6.500% due 03/10/2021		3,300	3,498
6.750% due 09/30/2022		34,200	36,508
Bear Stearns Cos. LLC
0.629% due 11/21/2016		13,669	13,597
BPCE S.A.
1.488% due 04/25/2016		5,000	5,068
CIT Group, Inc.
4.250% due 08/15/2017		3,000	3,135
4.750% due 02/15/2015		5,900	6,129
5.250% due 04/01/2014		10,900	11,036
Citigroup, Inc.
0.512% due 06/09/2016		35,500	34,945
1.198% due 07/25/2016		10,900	11,020
1.694% due 01/13/2014		13,300	13,305
3.953% due 06/15/2016		2,000	2,129
4.450% due 01/10/2017		1,000	1,084
5.000% due 09/15/2014		52,300	53,799
Credit Agricole S.A.
1.404% due 04/15/2016		15,000	15,195
Credit Suisse
2.200% due 01/14/2014		1,200	1,201
Eksportfinans ASA
2.000% due 09/15/2015		19,200	18,960
2.375% due 05/25/2016		22,310	22,003
Erste Abwicklungsanstalt
1.125% due 09/30/2015	EUR	17,500	24,381
Export-Import Bank of India
4.000% due 08/07/2017		$10,000	10,129
Export-Import Bank of Korea
4.000% due 01/29/2021		17,700	18,220
5.875% due 01/14/2015		1,900	1,999
8.125% due 01/21/2014		6,400	6,426
Ford Motor Credit Co. LLC
1.338% due 08/28/2014		8,729	8,771
2.750% due 05/15/2015		2,722	2,793

4.207% due 04/15/2016		14,300	15,245
7.000% due 04/15/2015		12,200	13,147
8.000% due 06/01/2014		2,500	2,577
HBOS PLC
0.942% due 09/06/2017		900	870
HSBC Bank PLC
2.000% due 01/19/2014		1,200	1,201
HSBC Bank USA N.A.
6.000% due 08/09/2017		14,400	16,218
HSBC Finance Capital Trust
5.911% due 11/30/2035		1,700	1,759
ILFC E-Capital Trust
6.250% due 12/21/2065		25,330	24,063
ING Bank NV
1.642% due 06/09/2014		1,900	1,911
International Lease Finance Corp.
4.875% due 04/01/2015		8,600	8,933
5.650% due 06/01/2014		4,100	4,182
6.500% due 09/01/2014		13,300	13,799
Intesa Sanpaolo SpA
2.638% due 02/24/2014		2,700	2,708
JPMorgan Chase & Co.
0.857% due 02/26/2016		40,000	40,186
1.038% due 01/24/2014		1,400	1,401
1.049% due 05/30/2017	GBP	2,800	4,492
4.750% due 03/01/2015		$6,538	6,842
5.250% due 05/01/2015		1,000	1,056
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		6,627	7,586
Korea Development Bank
4.375% due 08/10/2015		2,500	2,635
Korea Exchange Bank
3.125% due 06/26/2017		10,100	10,373
Korea Finance Corp.
3.250% due 09/20/2016		1,200	1,255
LBG Capital PLC
7.375% due 03/12/2020	EUR	1,500	2,202
7.588% due 05/12/2020	GBP	6,300	11,116
7.625% due 12/09/2019		3,810	6,681
7.625% due 10/14/2020	EUR	2,400	3,562
7.869% due 08/25/2020	GBP	12,039	21,302
8.000% due 06/15/2020 (d)		$5,000	5,356
9.125% due 07/15/2020	GBP	3,223	5,801
Merrill Lynch & Co., Inc.
0.704% due 01/15/2015		$2,200	2,202
1.003% due 09/15/2026		20,900	18,034
5.000% due 01/15/2015		1,700	1,772
5.750% due 12/12/2014	GBP	2,400	4,142
Morgan Stanley
0.724% due 10/15/2015		$61,820	61,717
2.875% due 01/24/2014		13,300	13,317
National City Bank
0.612% due 06/07/2017		700	693
Nordea Bank AB
2.125% due 01/14/2014		600	600
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,950
Nykredit Realkredit A/S
2.000% due 04/01/2014	DKK	73,700	13,660
Petrobras Global Finance BV
2.384% due 01/15/2019		$1,500	1,474
3.000% due 01/15/2019		1,400	1,313
Qatari Diar Finance Co.
3.500% due 07/21/2015		1,300	1,353
Rabobank Group
6.875% due 03/19/2020	EUR	4,100	6,407
11.000% due 06/30/2019 (d)		$24,490	32,480
Realkredit Danmark A/S
2.000% due 04/01/2014	DKK	132,700	24,567
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		$900	968
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		6,900	7,374
Santander Holdings USA, Inc.
3.000% due 09/24/2015		35,600	36,778
SLM Corp.
0.538% due 01/27/2014		700	699
3.875% due 09/10/2015		1,300	1,350
4.000% due 07/25/2014		5,000	5,009
4.250% due 08/11/2014		3,343	3,388
5.000% due 04/15/2015		7,100	7,446
5.050% due 11/14/2014		3,600	3,726
6.250% due 01/25/2016		3,500	3,793
8.000% due 03/25/2020		10,700	12,158
SLM Corp. CPI Linked Bond
3.084% due 01/31/2014		1,000	999

Springleaf Finance Corp.
5.750% due 09/15/2016	1,400	1,487
State Bank of India
4.500% due 07/27/2015	4,300	4,427
Toll Road Investors Partnership LP
0.000% due 02/15/2045	330,868	57,387
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)	14,800	15,836
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017	16,400	17,610

		1,196,144

INDUSTRIALS 4.5%
AbbVie, Inc.
0.998% due 11/06/2015	10,800	10,916
Altria Group, Inc.
7.750% due 02/06/2014	2,300	2,315
Anheuser-Busch InBev Worldwide, Inc.
0.788% due 01/27/2014	7,500	7,503
Ashland, Inc.
3.000% due 03/15/2016	21,500	22,037
Braskem Finance Ltd.
5.750% due 04/15/2021	17,900	17,632
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	2,400	2,431
CVS Pass-Through Trust
6.943% due 01/10/2030	1,091	1,251
Daimler Finance North America LLC
0.843% due 01/09/2015	20,550	20,624
DISH DBS Corp.
6.625% due 10/01/2014	12,900	13,448
7.125% due 02/01/2016	2,900	3,219
7.750% due 05/31/2015	2,700	2,936
General Mills, Inc.
0.537% due 01/29/2016	30,500	30,542
0.588% due 05/16/2014	3,200	3,203
Gerdau Holdings, Inc.
7.000% due 01/20/2020	2,500	2,738
HCA, Inc.
6.375% due 01/15/2015	300	316
7.875% due 02/15/2020	1,780	1,916
8.500% due 04/15/2019	6,000	6,375
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	1,000	1,061
Johnson & Johnson
0.311% due 11/28/2016	51,200	51,266
Lennar Corp.
6.500% due 04/15/2016	4,000	4,380
MGM Resorts International
6.625% due 07/15/2015	5,500	5,926
NBCUniversal Media LLC
2.100% due 04/01/2014	10,400	10,445
Petrobras International Finance Co.
5.750% due 01/20/2020	3,600	3,718
5.875% due 03/01/2018	2,100	2,248
8.375% due 12/10/2018	400	471
STATS ChipPAC Ltd.
4.500% due 03/20/2018	4,000	4,000
Total Capital Canada Ltd.
0.624% due 01/15/2016	4,700	4,727
Transocean, Inc.
4.950% due 11/15/2015	2,000	2,143
UAL Pass-Through Trust
7.336% due 01/02/2021	1,235	1,309
United Airlines, Inc.
6.750% due 09/15/2015	6,500	6,736
Volkswagen International Finance NV
0.837% due 11/20/2014	2,500	2,511
WM Wrigley Jr. Co.
3.700% due 06/30/2014	10,000	10,155

		260,498

UTILITIES 2.7%
AT&T, Inc.
0.624% due 02/12/2016	42,000	41,941
Electricite de France
5.500% due 01/26/2014	200	201
Majapahit Holding BV
8.000% due 08/07/2019	3,000	3,364
Qtel International Finance Ltd.
3.375% due 10/14/2016	1,900	1,995
Rosneft Finance S.A.
6.625% due 03/20/2017	1,900	2,109

Shell International Finance BV
0.311% due 11/10/2015	15,100	15,112
0.451% due 11/15/2016	12,500	12,520
Southern California Edison Co.
0.693% due 09/15/2014	12,100	12,130
Telefonica Chile S.A.
3.875% due 10/12/2022	4,000	3,670
Verizon Communications, Inc.
0.442% due 03/06/2015	6,070	6,061
1.773% due 09/15/2016	26,100	26,907
1.993% due 09/14/2018	3,100	3,263
2.500% due 09/15/2016	6,100	6,311
3.650% due 09/14/2018	17,200	18,218

		153,802

Total Corporate Bonds & Notes (Cost $1,581,549)		1,610,444

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	851
6.918% due 04/01/2040	490	587
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	128
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,500	1,978
7.950% due 03/01/2036	19,340	22,377
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	2,821
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	300	357
7.618% due 08/01/2040	500	585
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,000	1,250
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	800	984
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,062
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	108
7.021% due 08/01/2040	200	217
University of California Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	300	338
6.548% due 05/15/2048	500	584

		34,227

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	449

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	60	59

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.300% due 12/01/2029	1,200	1,370
8.550% due 12/01/2034	3,850	4,448

		5,818

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	600	732

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,529

NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,300	1,687
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	2,799
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	700	742
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	100	114
6.282% due 06/15/2042	100	108

New York City, New York Water & Sewer System Revenue Bonds, (FGIC Insured), Series 2007
4.750% due 06/15/2033	6,615	6,745
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	10,300	10,879
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,077

		24,151

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	1,980
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	2,775	2,804

		4,784

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	110

TEXAS 0.0%
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2012
5.000% due 11/01/2021	980	1,063

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	3,851

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	270	210

Total Municipal Bonds & Notes (Cost $75,722)		76,983

U.S. GOVERNMENT AGENCIES 20.6%
Fannie Mae
0.515% due 07/25/2037 - 09/25/2042	1,022	1,022
0.545% due 07/25/2037	935	937
0.565% due 09/25/2035	1,277	1,264
0.575% due 09/25/2035	2,193	2,199
0.615% due 09/25/2035 - 07/25/2041	13,429	13,493
0.765% due 01/25/2051	2,258	2,265
0.875% due 08/28/2017 - 12/20/2017 (j)	54,000	53,018
0.885% due 06/25/2037	3,543	3,563
0.895% due 06/25/2040	5,418	5,438
0.905% due 03/25/2040	2,422	2,443
1.250% due 01/30/2017 (h)	1,000	1,012
1.763% due 09/01/2035	48	49
1.921% due 10/01/2034	4	4
1.992% due 11/01/2035	9	9
2.277% due 12/01/2033	29	30
2.315% due 07/01/2035	29	31
2.328% due 03/01/2035	6	6
2.397% due 06/01/2034	235	251
2.471% due 06/01/2035	65	69
2.500% due 03/01/2022	492	502
2.661% due 12/01/2033	7	8
2.865% due 06/01/2035	83	89
2.870% due 09/01/2027	1,700	1,475
3.500% due 11/01/2020 - 02/01/2043	29,031	29,274
3.890% due 07/01/2021	2,600	2,744
4.000% due 01/01/2025 - 02/01/2044	43,940	43,403
4.500% due 05/01/2023 - 02/01/2044	376,584	399,599
5.000% due 02/13/2017 - 02/01/2044	241,882	262,824
5.000% due 05/11/2017 (h)	300	339
5.375% due 06/12/2017 (j)	300	343
5.500% due 11/01/2021 - 01/01/2044	125,911	138,550
6.000% due 12/01/2018 - 05/01/2041	92,859	102,988
Freddie Mac
0.547% due 03/15/2037	4,291	4,290
0.867% due 08/15/2037	4,687	4,708
0.877% due 10/15/2037	1,010	1,015
0.887% due 05/15/2037 - 09/15/2037	5,092	5,108
1.000% due 03/08/2017 (h)	5,100	5,111
1.250% due 05/12/2017 (h)(j)	7,300	7,354
2.468% due 06/01/2035	93	100
2.618% due 11/01/2034	43	45
4.000% due 12/15/2040 - 07/15/2041	25,951	25,105
5.000% due 05/01/2023 - 06/01/2039	23,129	24,948
5.500% due 08/23/2017 (j)	100	115
5.500% due 08/15/2030 - 03/01/2039	2,058	2,254
6.000% due 08/01/2027 - 04/01/2038	1,006	1,116

Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042		41,802	45,449
6.000% due 07/15/2037 - 08/15/2037		87	97
Small Business Administration
4.430% due 05/01/2029		847	904
5.520% due 06/01/2024		6	7

Total U.S. Government Agencies (Cost $1,190,897)			1,196,967

U.S. TREASURY OBLIGATIONS 15.5%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (h)(j)		10,180	10,469
0.125% due 04/15/2018 (h)		303	309
0.125% due 01/15/2022		20,947	20,127
0.125% due 07/15/2022		16,148	15,466
0.625% due 07/15/2021		4,870	4,944
1.125% due 01/15/2021		1,708	1,795
1.250% due 04/15/2014 (j)		139,487	140,474
1.250% due 07/15/2020		5,140	5,501
1.375% due 01/15/2020		1,620	1,740
1.750% due 01/15/2028		7,358	7,875
2.000% due 01/15/2014 (h)(j)		161,659	161,640
2.000% due 07/15/2014 (h)(j)		148,059	151,420
2.000% due 01/15/2026		2,824	3,128
2.375% due 01/15/2025		82,269	94,584
2.375% due 01/15/2027		39,259	45,223
3.625% due 04/15/2028		3,466	4,583
U.S. Treasury Notes
0.250% due 11/30/2015 (f)(j)		191,200	190,830
0.500% due 12/15/2016 (j)		12,200	12,150
0.625% due 05/31/2017 (j)		27,757	27,397

Total U.S. Treasury Obligations (Cost $921,322)			899,655

MORTGAGE-BACKED SECURITIES 6.3%
American Home Mortgage Investment Trust
2.355% due 02/25/2045		17	17
Arran Residential Mortgages Funding PLC
1.617% due 05/16/2047	EUR	2,107	2,940
Banc of America Commercial Mortgage Trust
5.649% due 06/10/2049		$2,900	3,209
5.734% due 05/10/2045		300	328
Banc of America Funding Corp.
1.165% due 08/26/2037		908	903
2.600% due 06/25/2034		61	61
2.632% due 05/25/2035		22	22
Banc of America Mortgage Trust
2.739% due 07/25/2035		3,098	2,964
2.875% due 05/25/2033		84	83
Banc of America Re-REMIC Trust
2.288% due 04/17/2049		46	46
BCRR Trust
5.858% due 07/17/2040		497	532
Bear Stearns Adjustable Rate Mortgage Trust
2.747% due 11/25/2034		179	176
3.082% due 11/25/2034		41	42
3.141% due 12/25/2035		89	89
Bear Stearns Alt-A Trust
2.708% due 09/25/2035		31	27
Bear Stearns Commercial Mortgage Securities Trust
8.283% due 10/15/2032		1,050	1,134
Chase Mortgage Finance Trust
5.008% due 12/25/2035		3,532	3,499
5.640% due 09/25/2036		1,269	1,149
6.000% due 12/25/2036		571	558
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		29	29
2.540% due 05/25/2035		45	43
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.218% due 07/15/2044		3,200	3,224
Commercial Mortgage Trust
5.543% due 12/11/2049		3,800	4,175
Countrywide Alternative Loan Trust
0.355% due 09/25/2046 ^		6,102	4,441
0.445% due 02/25/2037		503	382
5.500% due 07/25/2035		21	18
6.000% due 05/25/2037 ^		5,233	4,070
Countrywide Home Loan Mortgage Pass-Through Trust
2.417% due 02/20/2036		32	28
2.504% due 11/25/2034		1,491	1,382
2.526% due 02/20/2035		196	188
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		4,066	4,378
5.383% due 02/15/2040		97	105

Deutsche ALT-A Securities, Inc.
0.495% due 02/25/2036		13,197	8,969
Epic Opera Arlington Ltd.
0.764% due 07/28/2016	GBP	805	1,329
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028		$6,900	7,639
Granite Master Issuer PLC
0.367% due 12/20/2054		773	765
0.729% due 12/20/2054	GBP	16,851	27,642
0.809% due 12/20/2054		8,477	13,923
Granite Mortgages PLC
0.604% due 01/20/2044	EUR	125	172
0.897% due 01/20/2044	GBP	111	184
0.904% due 09/20/2044		679	1,117
Greenwich Capital Commercial Funding Corp.
5.246% due 04/10/2037		$8,200	8,305
5.820% due 07/10/2038		6,230	6,794
GSR Mortgage Loan Trust
2.648% due 09/25/2035		77	77
5.032% due 11/25/2035		96	94
5.045% due 11/25/2035 ^		3,271	3,033
6.000% due 02/25/2036		22,563	20,463
6.000% due 07/25/2037 ^		67	63
6.000% due 07/25/2037		7,287	6,680
HarborView Mortgage Loan Trust
0.336% due 12/19/2036 ^		829	550
0.386% due 05/19/2035		31	27
0.406% due 06/19/2035		5,442	4,785
5.329% due 06/19/2036 ^		3,518	2,587
Holmes Master Issuer PLC
1.577% due 10/15/2054	EUR	853	1,179
Impac Secured Assets Trust
0.335% due 01/25/2037		$14,019	11,304
IndyMac Mortgage Loan Trust
2.939% due 06/25/2036		8,810	6,620
JPMorgan Alternative Loan Trust
2.637% due 05/25/2036 ^		5,131	3,997
JPMorgan Chase Commercial Mortgage Securities Trust
4.158% due 01/12/2039		492	493
5.336% due 05/15/2047		1,700	1,863
5.397% due 05/15/2045		8,036	8,783
5.439% due 01/15/2049		28,577	31,535
JPMorgan Mortgage Trust
2.665% due 10/25/2036		4,192	3,505
3.554% due 02/25/2035		15	15
5.243% due 07/25/2035		1,288	1,319
5.588% due 10/25/2036		626	578
5.750% due 01/25/2036 ^		118	108
LB Commercial Mortgage Trust
5.839% due 07/15/2044		36,252	40,296
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		8,858	9,604
Leek Finance Ltd.
0.466% due 12/21/2038		6,332	6,459
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		7,964	7,485
MASTR Adjustable Rate Mortgages Trust
2.338% due 07/25/2035		1,599	1,369
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.607% due 12/15/2030		162	159
0.647% due 06/15/2030		2	2
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036		107	98
0.415% due 11/25/2035		126	120
2.193% due 05/25/2033		87	83
5.080% due 09/25/2035		4,031	3,859
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,590	1,734
5.485% due 03/12/2051		100	110
Morgan Stanley Capital Trust
5.610% due 04/15/2049		730	735
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		574	578
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		294	274
Prime Mortgage Trust
6.000% due 06/25/2036		2,224	1,909
Residential Accredit Loans, Inc. Trust
0.315% due 02/25/2037		4,568	3,532
0.350% due 08/25/2036		8,034	5,917
0.355% due 07/25/2036		7,992	5,859
0.355% due 09/25/2036		14,407	10,468
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	99	132
Structured Adjustable Rate Mortgage Loan Trust
1.534% due 01/25/2035		$76	60

2.482% due 08/25/2034		142	141
2.906% due 02/25/2034		91	91
5.038% due 05/25/2036		656	654
Structured Asset Mortgage Investments Trust
0.445% due 02/25/2036		40	31
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		6,035	5,658
Titan Europe PLC
0.797% due 10/23/2016	GBP	2,923	4,738
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020		$5,887	5,829
5.509% due 04/15/2047		100	109
5.749% due 07/15/2045		4,079	4,478
WaMu Mortgage Pass-Through Certificates
1.343% due 11/25/2042		14	14
2.463% due 10/25/2046		363	344
4.733% due 02/25/2037		1,814	1,682
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		98	97
2.628% due 03/25/2036		131	132
2.685% due 07/25/2036 ^		1,929	1,757
5.375% due 12/25/2036		3,919	3,859
6.000% due 04/25/2037 ^		9,726	9,218

Total Mortgage-Backed Securities (Cost $356,399)			366,413

ASSET-BACKED SECURITIES 3.0%
ACA CLO Ltd.
0.488% due 07/25/2018		698	696
Accredited Mortgage Loan Trust
0.295% due 02/25/2037		7,577	7,059
0.630% due 09/25/2035		6,000	4,788
ACE Securities Corp. Home Equity Loan Trust
0.225% due 10/25/2036		28	9
Apidos CDO Ltd.
0.498% due 07/27/2017		924	923
Ares CLO Ltd.
0.488% due 02/24/2018		145	145
Asset-Backed Securities Corp. Home Equity Loan Trust
0.440% due 09/25/2034		47	47
0.805% due 07/25/2035		2,000	1,800
Avoca CLO PLC
0.562% due 02/18/2022	EUR	1,229	1,670
Bear Stearns Asset-Backed Securities Trust
0.325% due 08/25/2036		$5,728	3,904
0.405% due 06/25/2047		7,000	5,777
Centurion CDO Ltd.
0.562% due 03/08/2017		22,122	22,082
Citigroup Mortgage Loan Trust, Inc.
0.365% due 05/25/2037		10,135	5,088
Cornerstone CLO Ltd.
0.464% due 07/15/2021		15,400	15,053
Cougar CLO PLC
0.580% due 07/15/2020	EUR	6,429	8,804
Countrywide Asset-Backed Certificates
0.345% due 06/25/2047		$4,000	3,203
0.415% due 04/25/2036		2,404	2,351
0.645% due 12/25/2031		4	3
Duane Street CLO Ltd.
0.496% due 01/11/2021		5,813	5,750
First Franklin Mortgage Loan Trust
0.305% due 09/25/2036		9,623	8,533
0.655% due 09/25/2035		1,600	1,443
GSAMP Trust
0.215% due 12/25/2046		5,323	2,899
Gulf Stream Sextant CLO Ltd.
0.469% due 08/21/2020		1,089	1,087
Halcyon Structured Asset Management Long/Short Ltd.
0.463% due 08/07/2021		1,777	1,764
Lafayette CLO Ltd.
1.642% due 09/06/2022		933	932
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034		9	9
Massachusetts Educational Financing Authority
1.188% due 04/25/2038		1,586	1,596
MASTR Asset-Backed Securities Trust
0.375% due 05/25/2037		11,000	6,780
0.455% due 12/25/2035		5,000	4,293
Morgan Stanley ABS Capital, Inc. Trust
0.255% due 01/25/2037		5,111	2,915
Morgan Stanley Home Equity Loan Trust
0.265% due 12/25/2036		7,522	4,201
NOB Hill CLO Ltd.
0.491% due 08/15/2018		5,033	4,999

Option One Mortgage Loan Trust
0.305% due 01/25/2037		4,800	2,666
Penta CLO S.A.
0.551% due 06/04/2024	EUR	968	1,283
RAAC Series
0.335% due 11/25/2036		$218	218
Residential Asset Securities Corp. Trust
0.315% due 08/25/2036		15,790	14,267
Securitized Asset-Backed Receivables LLC Trust
1.125% due 01/25/2036 ^		3,340	2,540
SLM Student Loan Trust
0.537% due 12/15/2023	EUR	8,836	11,973
0.738% due 10/25/2017		$1,100	1,098
3.417% due 05/16/2044		1,158	1,228
Structured Asset Securities Corp.
0.335% due 12/25/2036		2,000	1,471
0.485% due 05/25/2037		8,600	7,607
Trimaran CLO Ltd.
0.492% due 11/01/2018		730	722
Wells Fargo Home Equity Asset-Backed Securities Trust
0.755% due 11/25/2035		1,000	851

Total Asset-Backed Securities (Cost $168,958)			176,527

SOVEREIGN ISSUES 7.6%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	900	1,269
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		600	858
5.500% due 07/12/2020		$2,100	2,153
Italy Buoni Poliennali Del Tesoro
2.750% due 12/01/2015	EUR	6,100	8,634
3.000% due 04/15/2015		5,400	7,617
3.750% due 08/01/2015		40,200	57,485
4.500% due 07/15/2015		65,600	94,799
6.000% due 11/15/2014		6,400	9,199
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2014		22,600	30,826
Korea Housing Finance Corp.
4.125% due 12/15/2015		$500	528
Mexico Government International Bond
3.500% due 12/14/2017 (c)	MXN	116,380	9,617
4.000% due 11/15/2040 (c)		2,530	198
5.000% due 06/16/2016 (c)		5,617	475
Province of Ontario
1.000% due 07/22/2016		$100	100
1.650% due 09/27/2019		2,000	1,920
4.000% due 10/07/2019		300	325
Qatar Government International Bond
5.250% due 01/20/2020		11,420	12,790
Spain Government International Bond
2.750% due 03/31/2015	EUR	2,000	2,806
3.150% due 01/31/2016		20,200	28,687
3.300% due 10/31/2014		100	140
3.750% due 10/31/2015		34,900	50,058
4.000% due 07/30/2015		86,000	122,827

Total Sovereign Issues (Cost $436,795)			443,311

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% due 12/31/2049 (d)		9,550	10,553

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		24,000	0

Total Convertible Preferred Securities (Cost $11,809)			10,553

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.5%
DG Funding Trust
0.554% due 01/30/2014 (d)		85	602
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		1,100	1,285

GMAC Capital Trust
8.125% due 02/15/2040		1,068,600	28,574

			30,461

UTILITIES 0.4%
Qwest Corp.
7.375% due 06/01/2051		821,600	19,004

Total Preferred Securities (Cost $50,974)			49,465

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.1%
CERTIFICATES OF DEPOSIT 0.8%
Bank of Nova Scotia
0.448% due 03/27/2014		$10,200	10,207
Credit Suisse AG
0.651% due 12/07/2015		25,200	25,202
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		9,100	9,000

			44,409

COMMERCIAL PAPER 1.4%
DCP Midstream LLC
1.100% due 01/14/2014		13,100	13,095
1.100% due 01/29/2014		9,800	9,792
Electricite de France S.A.
0.830% due 01/17/2014		14,000	13,995
Ford Motor Credit Co.
0.840% due 06/02/2014		2,200	2,195
0.850% due 06/18/2014		3,800	3,790
0.900% due 07/01/2014		2,200	2,194
Santander S.A.
2.370% due 01/02/2014		23,000	23,000
Vodafone Group PLC
0.700% due 02/10/2014		14,000	13,990

			82,051

REPURCHASE AGREEMENTS (e) 0.1%			5,565

SHORT-TERM NOTES 0.3%
Korea Development Bank
0.770% due 08/20/2014		14,900	14,877

ITALY TREASURY BILLS 2.9%
0.998% due 09/12/2014 - 11/14/2014 (b)	EUR	122,800	167,870

MEXICO TREASURY BILLS 5.2%
3.540% due 01/09/2014 - 06/26/2014 (b)	MXN	3,935,641	299,168

SPAIN TREASURY BILLS 1.0%
0.487% due 06/20/2014	EUR	43,400	59,499

U.S. TREASURY BILLS 0.4%
0.118% due 10/16/2014 - 12/11/2014 (b)(f)(j)		$20,491	20,470

Total Short-Term Instruments (Cost $689,362)			693,909

Total Investments in Securities (Cost $5,483,787)			5,524,227

	SHARES
INVESTMENTS IN AFFILIATES 23.9%
SHORT-TERM INSTRUMENTS 23.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.9%
PIMCO Short-Term Floating NAV Portfolio		1,813	18
PIMCO Short-Term Floating NAV Portfolio III		138,721,798	1,385,692

Total Short-Term Instruments (Cost $1,386,535)			1,385,710

Total Investments in Affiliates (Cost $1,386,535)			1,385,710

Total Investments 119.2% (Cost $6,870,322)			$6,909,937
Financial Derivative Instruments (g)(i) (10.2%) (Cost or Premiums, net $(8,280))			(588,427)
Other Assets and Liabilities, net (9.0%)			(525,692)

Net Assets 100.0%			$5,795,818

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$3,400	U.S. Treasury Notes 0.500% due 07/31/2017	$(3,474)	$3,400	$3,400
SSB	0.000%	12/31/2013	01/02/2014	2,165	Freddie Mac 2.080% due 10/17/2022	(2,209)	2,165	2,165

Total Repurchase Agreements						$(5,683)	$5,565	$5,565

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.050%	12/31/2013	01/03/2014	$(14,176)	$(14,177)

Total Sale-Buyback Transactions					$(14,177)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $85,423 at a weighted average interest rate of 0.016%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	01/01/2029	$1,000	$(1,061)	$(1,060)

Total Short Sales				$(1,061)	$(1,060)

(f)	Securities with an aggregate market value of $14,422 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	11,699	$(2,548)	$0	$(585)
90-Day Eurodollar December Futures	Long	12/2016	131	(22)	0	(10)
90-Day Eurodollar June Futures	Long	06/2016	1,011	1,165	0	(51)
90-Day Eurodollar June Futures	Long	06/2017	40	35	0	(3)
90-Day Eurodollar March Futures	Long	03/2016	2,921	2,893	0	(146)
90-Day Eurodollar March Futures	Long	03/2017	26	27	0	(2)
90-Day Eurodollar September Futures	Long	09/2015	9,962	2,950	0	(498)
90-Day Eurodollar September Futures	Long	09/2016	141	(5)	0	(9)
E-mini S&P 500 Index March Futures	Short	03/2014	15,758	(54,897)	0	(5,463)

Total Futures Contracts				$(50,402)	$0	$(6,767)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount(2)	Market Value(3)	Unrealized Appreciation	Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$193,800	$3,539	$1,507	$128	$0
iTraxx Europe 20 Index	1.000%	12/20/2018	EUR 25,600	514	488	0	(1)

				$4,053	$1,995	$128	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$44,600	$(619)	$(566)	$0	$(41)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	2,505,900	16,597	(953)	0	(655)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	69,600	340	227	0	(46)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	84,400	18,366	12,813	967	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	445,000	35,331	14,542	5,675	0

					$70,015	$26,063	$6,642	$(742)

Total Swap Agreements					$74,068	$28,058	$6,770	$(743)

(h)	Securities with an aggregate market value of $63,805 and cash of $65,069 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(4)	Unsettled variation margin liability of $(884) for closed futures is outstanding at period end.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Asset	Liability
BOA	01/2014		GBP	2,710	$		4,428	$0	$(59)
	02/2014	$		2,131		GBP	1,303	27	0
BPS	01/2014		GBP	83,076	$		134,106	0	(3,464)
	02/2014		JPY	1,828,900			17,757	387	0
	02/2014		MXN	325,639			24,906	85	(24)
	03/2014		EUR	31,557			41,591	0	(1,821)
	03/2014		MXN	212,839			16,306	112	0
	04/2014		EUR	100			126	0	(11)
	04/2014		MXN	518,660			39,193	18	(187)
	05/2014			74,921			5,722	43	0
	06/2014		EUR	100			126	0	(11)
	06/2014		MXN	278,676			21,205	144	0
	07/2014		EUR	100			127	0	(11)
	08/2014			100			127	0	(11)
BRC	01/2014	$		5,749		EUR	4,225	63	0
	03/2014			15,008		MXN	197,548	46	0
CBK	01/2014		EUR	121,945	$		164,720	0	(3,039)
	01/2014		MXN	382,435			28,867	0	(409)
	02/2014		EUR	28,474			39,077	0	(94)
	02/2014		MXN	127,084			9,669	0	(21)
	03/2014			416,647			31,920	203	0
	04/2014		EUR	600			760	0	(65)
DUB	01/2014			3,159			4,345	0	(1)
	01/2014	$		140,523		GBP	85,786	1,535	0
	02/2014		GBP	85,786	$		140,492	0	(1,535)
	02/2014		JPY	3,503,700			33,839	562	0
	04/2014		DKK	210,006			38,123	0	(630)
FBF	01/2014		EUR	120,832			163,421	0	(2,807)
	01/2014		JPY	209,809			2,000	8	0
	04/2014		EUR	31,200			42,134	0	(787)
	06/2014			800			1,014	0	(86)
GLM	01/2014		MXN	487,776			36,861	0	(480)
	02/2014		EUR	17,231			23,067	0	(638)
	03/2014			5,771			7,709	0	(230)
HUS	01/2014			2,693			3,680	0	(24)
JPM	02/2014			1,357			1,868	1	0
	06/2014		MXN	179,724			13,676	98	0
MSC	01/2014		BRL	1,424			608	4	0
	01/2014		MXN	272,482			20,864	8	(3)
	01/2014	$		604		BRL	1,424	0	0
	03/2014		MXN	264,014	$		19,987	0	(133)
	04/2014			610,821			45,868	0	(483)
RYL	02/2014		EUR	57,800			76,683	0	(2,831)
	03/2014			52,864			70,685	0	(2,039)
UAG	01/2014	$		333,978		EUR	244,404	2,248	0
	02/2014		EUR	244,404	$		333,981	0	(2,240)
	04/2014			55,400			74,919	0	(1,293)

Total Forward Foreign Currency Contracts								$5,592	$(25,467)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call -OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	32,600	$(61)	$(48)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		32,600	(73)	(11)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		7,900	(15)	(12)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,900	(17)	(2)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		7,900	(16)	(12)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,900	(16)	(3)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		$546,900	(1,099)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		546,900	(3,313)	(774)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		288,700	(347)	(16)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.700%	03/17/2014		288,700	(2,367)	(3,908)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		555,300	(1,458)	(1,026)

								$(8,782)	$(5,816)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014	$17,400	$(11)	$(16)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014	17,400	(21)	(8)

						$(32)	$(24)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$(15)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	(32)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	(4)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	(5)

						$(482)	$(56)

Total Written Options						$(9,296)	$(5,896)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	06/20/2015	0.213%		$900	$15	$(4)	$11	$0
	Citigroup, Inc.	1.000%	09/20/2016	0.389%		2,300	28	11	39	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.300%		3,000	(60)	102	42	0
	MetLife, Inc.	1.000%	12/20/2015	0.294%		4,200	(203)	264	61	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		300	(4)	8	4	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		24,200	(59)	208	149	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.218%		2,200	(64)	99	35	0
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.776%		500	(7)	9	2	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.382%		5,300	59	32	91	0
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.895%		1,000	(16)	18	2	0
	China Government International Bond	1.000%	06/20/2015	0.213%		200	3	(1)	2	0
	General Electric Capital Corp.	5.000%	09/20/2014	0.174%		3,900	139	5	144	0
	JPMorgan Chase & Co.	1.000%	06/20/2014	0.205%		4,600	43	(24)	19	0
	MetLife, Inc.	1.000%	12/20/2015	0.294%		2,300	(84)	117	33	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		700	(11)	19	8	0
DUB	Bank of America Corp.	1.000%	09/20/2014	0.217%		1,800	14	(3)	11	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.362%		1,600	25	3	28	0
	Brazil Government International Bond	1.000%	06/20/2015	0.776%		1,500	(15)	20	5	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%		3,000	37	1	38	0
	Indonesia Government International Bond	1.000%	06/20/2017	1.625%		700	(21)	6	0	(15)
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.395%		5,300	69	20	89	0
FBF	Brazil Government International Bond	1.000%	06/20/2015	0.776%		300	(8)	9	1	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		4,900	(12)	42	30	0
	Vodafone Group PLC	1.000%	03/20/2016	0.154%		3,200	46	16	62	0
GST	Brazil Government International Bond	1.000%	06/20/2015	0.776%		500	(7)	9	2	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%		3,700	(238)	287	49	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.776%		400	(11)	12	1	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		1,100	(11)	13	2	0
	Brazil Government International Bond	1.000%	12/20/2015	0.982%		16,300	(92)	104	12	0
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		100	1	1	2	0
	U.S. Treasury Notes	0.250%	06/20/2017	0.286%	EUR	2,100	(4)	1	0	(3)
JPM	Brazil Government International Bond	1.000%	06/20/2015	0.776%		$1,700	(19)	25	6	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		13,000	(177)	205	28	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%		5,800	(344)	420	76	0
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		1,200	16	2	18	0
MYC	Brazil Government International Bond	1.000%	06/20/2015	0.776%		500	(5)	7	2	0
	Brazil Government International Bond	1.950%	08/20/2016	1.231%		500	0	13	13	0
RYL	China Government International Bond	1.000%	06/20/2015	0.213%		400	7	(2)	5	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.062%		1,900	4	19	23	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.895%		500	(5)	6	1	0
	Indonesia Government International Bond	1.000%	06/20/2017	1.625%		900	(28)	9	0	(19)

							$(999)	$2,108	$1,146	$(37)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$5,200	$644	$(482)	$162	$0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	3,500	421	(312)	109	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	289	0	5	5	0
	MCDX-21 5-Year Index	1.000%	12/20/2018	5,000	(96)	12	0	(84)
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	6,100	718	(528)	190	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	700	80	(58)	22	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	579	0	10	10	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	2,600	300	(220)	80	0

					$2,067	$(1,573)	$578	$(84)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	7,500	$6	$(196)	$0	$(190)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	13,000	1	17	18	0
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	(1)	0	(1)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		2,200	1	3	4	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		305,000	47	(25)	22	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		50,000	(24)	96	72	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		19,000	(10)	(47)	0	(57)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		100	0	0	0	(0)
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	5,000	18	(145)	0	(127)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	100	0	(1)	0	(1)
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	4,000	0	(104)	0	(104)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	100	0	(1)	0	(1)
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017	BRL	7,600	0	(208)	0	(208)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	4,200	2	7	9	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		3,000	(2)	2	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		19,000	(7)	34	27	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		18,000	(29)	11	0	(18)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	0	(1)	0	(1)
JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		300	(1)	0	0	(1)
MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	4,000	13	(115)	0	(102)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	6,400	1	12	13	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		355,000	55	(30)	25	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		15,000	(9)	31	22	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		12,000	(19)	8	0	(11)
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		298,000	(99)	(795)	0	(894)
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	8,400	4	(235)	0	(231)

							$(52)	$(1,683)	$212	$(1,947)

Total Return Swaps on Indices

									Swap Agreements, at Value

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized (Depreciation)	Asset	Liability
BRC	Pay	S&P 500 Total Return Index	514,440	3-Month USD-LIBOR plus a specified spread	07/15/2014	$1,499,864		$(205,382)	$0	$(205,382)
JPM	Pay	S&P 500 Total Return Index	811,834	3-Month USD-LIBOR plus a specified spread	07/15/2014	2,335,524		(355,518)	0	(355,518)

								$(560,900)	$0	$(560,900)

Total Swap Agreements							$1,016	$(562,048)	$1,936	$(562,968)

(5)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(j)	Securities with an aggregate market value of $572,662 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,194,230	$1,914	$1,196,144
Industrials	0	259,189	1,309	260,498
Utilities	0	153,802	0	153,802
Municipal Bonds & Notes
California	0	34,227	0	34,227
Illinois	0	449	0	449
Iowa	0	59	0	59
Louisiana	0	5,818	0	5,818
Nevada	0	732	0	732
New Jersey	0	1,529	0	1,529
New York	0	24,151	0	24,151
Ohio	0	4,784	0	4,784
Tennessee	0	110	0	110
Texas	0	1,063	0	1,063
Washington	0	3,851	0	3,851
West Virginia	0	210	0	210
U.S. Government Agencies	0	1,196,967	0	1,196,967
U.S. Treasury Obligations	0	899,655	0	899,655
Mortgage-Backed Securities	0	366,413	0	366,413
Asset-Backed Securities	0	176,527	0	176,527
Sovereign Issues	0	443,311	0	443,311
Convertible Preferred Securities
Banking & Finance	10,553	0	0	10,553
Preferred Securities
Banking & Finance	28,574	1,285	602	30,461
Utilities	19,004	0	0	19,004
Short-Term Instruments
Certificates of Deposit	0	44,409	0	44,409
Commercial Paper	0	82,051	0	82,051
Repurchase Agreements	0	5,565	0	5,565
Short-Term Notes	0	14,877	0	14,877
Italy Treasury Bills	0	167,870	0	167,870
Mexico Treasury Bills	0	299,168	0	299,168
Spain Treasury Bills	0	59,499	0	59,499
U.S. Treasury Bills	0	20,470	0	20,470
	$58,131	$5,462,271	$3,825	$5,524,227

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,385,710	$0	$0	$1,385,710

Total Investments	$1,443,841	$5,462,271	$3,825	$6,909,937

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,060)	$0	$(1,060)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	6,770	0	6,770
Over the counter	0	7,528	0	7,528
	$0	$14,298	$0	$14,298

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,767)	(743)	0	(7,510)
Over the counter	0	(594,275)	(56)	(594,331)

	$(6,767)	$(595,018)	$(56)	$(601,841)

Totals	$1,437,074	$4,880,491	$3,769	$6,321,334

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$21,202	$0	$(18,834)	$(14)	$(354)	$(86)	$0	$0	$1,914	$3
Industrials	0	1,328	(38)	(3)	(2)	24	0	0	1,309	25
Asset-Backed Securities	3,839	0	(2,905)	0	0	(2)	0	(932)	0	0
Preferred Securities
Banking & Finance	618	0	0	0	0	(16)	0	0	602	(16)

	$25,659	$1,328	$(21,777)	$(17)	$(356)	$(80)	$0	$(932)	$3,825	$12

Financial Derivative Instruments - Liabilities
Over the counter	$(95)	$0	$0	$0	$0	$39	$0	$0	$(56)	$39

Totals	$25,564	$1,328	$(21,777)	$(17)	$(356)	$(41)	$0	$(932)	$3,769	$51

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,914	Benchmark Pricing	Base Price	100.75
Industrials	1,309	Third Party Vendor	Broker Quote	106.00
Preferred Securities
Banking & Finance	602	Benchmark Pricing	Base Price	$7,081.90

Financial Derivative Instruments - Liabilities
Over the counter	(56)	Indicative Market Quotation	Broker Quote	0.08 - 0.11

Total	$3,769

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Tax Managed Real Return Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.5%
MUNICIPAL BONDS & NOTES 99.3%
ARIZONA 1.0%
Arizona Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$326
Mesa, Arizona Revenue Bonds, (FGIC Insured), Series 2002
5.250% due 07/01/2017	95	109
Mesa, Arizona Revenue Bonds, (NPFGC/FGIC Insured), Series 2002
5.250% due 07/01/2017	155	179

		614

CALIFORNIA 9.2%
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.010% due 11/01/2026	1,000	1,000
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	350	399
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	273
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,450	1,700
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	500	569
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	280
Orange County, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2016	20	22
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.500% due 05/01/2021	55	65
Southern California Public Power Authority Revenue Notes, Series 2011
5.000% due 07/01/2019	500	589
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2023	520	601

		5,498

FLORIDA 4.5%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,000	1,096
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2022	1,000	1,160
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	259
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	150	171

		2,686

GEORGIA 1.0%
Atlanta, Georgia Department of Aviation Revenue Notes, Series 2010
5.000% due 01/01/2019	500	573

ILLINOIS 0.5%
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	324

INDIANA 3.5%
Indiana Finance Authority Revenue Notes, Series 2011
5.000% due 10/01/2020	1,000	1,154
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	339
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	500	580

		2,073

IOWA 0.4%
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	270

LOUISIANA 0.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	250	273

MASSACHUSETTS 5.4%
Commonwealth of Massachusetts General Obligation Bonds, (SGI Insured), Series 2003
2.988% due 12/01/2014	400	409
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
1.687% due 01/01/2018	500	504
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2024	1,000	1,140
Massachusetts Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2021	1,000	1,149

		3,202

MICHIGAN 3.6%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,141
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,013

		2,154

MISSISSIPPI 0.7%
Mississippi Development Bank Revenue Notes, Series 2010
5.000% due 08/01/2016	400	439

MISSOURI 5.3%
Missouri Highway & Transportation Commission Revenue Notes, Series 2007
5.000% due 05/01/2017	350	399
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.030% due 09/01/2030	1,200	1,200
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.020% due 02/15/2033	1,000	1,000
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.020% due 02/15/2034	590	590

		3,189

NEBRASKA 1.9%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2025	1,000	1,118

NEW JERSEY 4.7%
New Jersey Building Authority Revenue Notes, Series 2007
5.000% due 06/15/2016	450	498
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,089
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2004
5.500% due 12/15/2017	500	583
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 12/15/2016	605	662

		2,832

NEW MEXICO 1.0%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	571

NEW YORK 20.0%
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	375	405
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	700	797
5.250% due 03/01/2021	1,000	1,137
New York City, New York General Obligation Bonds, Series 2012
0.010% due 04/01/2042	1,000	1,000
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
1.854% due 03/01/2027	450	343
New York City, New York Transitional Finance Authority Building Aid Revenue Notes, Series 2009
5.000% due 01/15/2018	300	344
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002
0.020% due 11/01/2022	750	750
New York City, New York Water & Sewer System Revenue Notes, Series 2011
5.000% due 06/15/2020	500	586
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005
5.500% due 07/01/2018	500	587
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	750	848
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	500	590
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	500	574

New York State Urban Development Corp. Revenue Bonds, (AMBAC Insured), Series 2004
5.500% due 03/15/2017	500	575
New York State Urban Development Corp. Revenue Bonds, Series 2010
5.000% due 01/01/2021	1,350	1,525
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2019	1,000	1,155
5.000% due 03/15/2019	250	292
Onondaga County, New York Revenue Notes, Series 2011
3.000% due 12/01/2017	450	478

		11,986

NORTH CAROLINA 1.4%
North Carolina Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	286
5.000% due 07/01/2018	500	566

		852

OHIO 9.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2012
5.000% due 02/15/2024	540	589
Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	144
Kent State University, Ohio Revenue Bonds, Series 2012
5.000% due 05/01/2023	600	664
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	400	443
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,000	1,159
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,177
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	282
University of Akron, Ohio Revenue Notes, (AGM Insured), Series 2010
5.000% due 01/01/2019	1,000	1,140

		5,598

OREGON 0.5%
Portland, Oregon Sewer System Revenue Notes, Series 2010
5.000% due 03/01/2019	250	292

PENNSYLVANIA 3.3%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2024	500	547
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.030% due 07/01/2025	980	980
Philadelphia, Pennsylvania Water & Wastewater Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	400	444

		1,971

SOUTH CAROLINA 0.4%
Lexington County School District No. 1, South Carolina General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	228

TENNESSEE 1.0%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	595	624

TEXAS 10.4%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	750	871
Garland Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2021	1,000	1,178
Houston, Texas General Obligation Bonds, Series 2010
5.000% due 03/01/2021	1,000	1,147
Houston, Texas Utility System Revenue Bonds, Series 2011
5.000% due 11/15/2021	750	869
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2017	1,000	1,155
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2012
0.010% due 05/01/2046	1,000	1,000

		6,220

VIRGINIA 5.0%
Henrico County, Virginia General Obligation Bonds, Series 2011
3.000% due 08/01/2024	750	735
Virginia Public Building Authority Revenue Notes, Series 2011
5.000% due 08/01/2021	500	585

Virginia Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	176
Virginia Resources Authority Revenue Notes, Series 2011
5.000% due 11/01/2020	500	580
Virginia Resources Authority Revenue Notes, Series 2012
5.000% due 11/01/2020	750	885

		2,961

WASHINGTON 4.2%
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2023	750	873
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2011
5.000% due 02/01/2024	225	253
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2020	1,000	1,169
Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	225

		2,520

WISCONSIN 0.5%
Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	286

Total Municipal Bonds & Notes (Cost $58,184)		59,354

SHORT-TERM INSTRUMENTS 4.2%
REPURCHASE AGREEMENTS (b) 1.6%		981

U.S. TREASURY BILLS 2.6%
0.093% due 01/02/2014 - 12/11/2014 (a)(d)	1,563	1,562

Total Short-Term Instruments (Cost $2,543)		2,543

Total Investments in Securities (Cost $60,727)		61,897

Total Investments 103.5% (Cost $60,727)		$61,897
Financial Derivative Instruments (c) (2.3%) (Cost or Premiums, net $152)		(1,359)
Other Assets and Liabilities, net (1.2%)		(736)

Net Assets 100.0%		$59,802

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$981	Freddie Mac 2.080% due 10/17/2022	$(1,005)	$981	$981

Total Repurchase Agreements						$(1,005)	$981	$981

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	3-Month USD-CPURNSA Index	2.085%	10/11/2017	$3,200	$0	$(17)	$0	$(17)
	Receive	3-Month USD-CPURNSA Index	2.037%	12/31/2017	400	0	0	0	0
	Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	1,250	1	(30)	0	(29)
	Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	5,293	0	(89)	0	(89)
DUB	Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	600	0	(4)	0	(4)
	Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	600	0	(11)	0	(11)
	Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	600	0	(17)	0	(17)
	Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	600	0	(21)	0	(21)
	Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	600	0	(24)	0	(24)
	Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	600	0	(25)	0	(25)
	Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	600	0	(14)	0	(14)
	Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	600	0	(10)	0	(10)
MYC	Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	6,793	30	(74)	0	(44)
	Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	6,793	31	(156)	0	(125)
	Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	6,793	31	(224)	0	(193)
	Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	6,793	31	(303)	0	(272)
	Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	6,793	(13)	(277)	0	(290)
	Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	5,543	35	(163)	0	(128)
	Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	1,500	6	(31)	0	(25)
	Receive	3-Month USD-CPURNSA Index	2.535%	06/05/2023	1,500	0	(15)	0	(15)
	Receive	3-Month USD-CPURNSA Index	2.520%	11/01/2023	6,300	0	(6)	0	(6)

Total Swap Agreements						$152	$(1,511)	$0	$(1,359)

(d)	Securities with an aggregate market value of $1,262 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$614	$0	$614
California	0	5,498	0	5,498
Florida	0	2,686	0	2,686
Georgia	0	573	0	573
Illinois	0	324	0	324
Indiana	0	2,073	0	2,073
Iowa	0	270	0	270
Louisiana	0	273	0	273
Massachusetts	0	3,202	0	3,202
Michigan	0	2,154	0	2,154
Mississippi	0	439	0	439
Missouri	0	3,189	0	3,189
Nebraska	0	1,118	0	1,118
New Jersey	0	2,832	0	2,832
New Mexico	0	571	0	571
New York	0	11,986	0	11,986
North Carolina	0	852	0	852
Ohio	0	5,598	0	5,598
Oregon	0	292	0	292
Pennsylvania	0	1,971	0	1,971
South Carolina	0	228	0	228
Tennessee	0	624	0	624
Texas	0	6,220	0	6,220
Virginia	0	2,961	0	2,961
Washington	0	2,520	0	2,520
Wisconsin	0	286	0	286
Short-Term Instruments
Repurchase Agreements	0	981	0	981
U.S. Treasury Bills	0	1,562	0	1,562

Total Investments	$0	$61,897	$0	$61,897

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,359)	$0	$(1,359)

Totals	$0	$60,538	$0	$60,538

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.6%
BANK LOAN OBLIGATIONS 0.5%
AES Corporation
3.750% due 06/01/2018		$16,965	$17,107
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		6,852	6,869
Biomet, Inc.
3.165% - 3.169% due 03/25/2015		9,278	9,337
3.665% - 3.746% due 07/25/2017		36,004	36,335
Community Health Systems, Inc.
2.419% due 07/25/2014		3,623	3,636
2.987% due 10/25/2016		22,524	22,598
Crown Castle International Corp.
3.250% due 01/31/2019		995	997
DaVita, Inc.
2.670% due 11/01/2017		42,750	42,879
2.920% due 10/20/2015		30,760	30,901
Dell, Inc.
3.750% due 10/29/2018		108,600	108,970
4.500% due 04/29/2020		228,000	228,855
Fresenius SE & Co. KGaA
2.247% due 08/07/2019		998	999
H.J. Heinz Co.
3.250% due 06/07/2019		9,975	10,045
3.500% due 06/05/2020		75,819	76,495
HCA, Inc.
2.669% due 02/02/2016		8,325	8,334
2.669% due 05/02/2016		99,264	99,347
2.919% due 03/31/2017		4,988	4,997
2.997% due 05/01/2018		71,369	71,522
Health Management Associates, Inc.
3.250% due 11/18/2016		53,202	53,219
3.500% due 11/18/2018		20,874	20,900
Hertz Corp.
3.000% due 03/11/2018		17,348	17,367
Hologic, Inc.
3.750% due 08/01/2019		9,683	9,756
Huntsman International LLC
2.705% - 2.712% due 04/19/2017		7,000	7,013
Lombard Street CLO I PLC
0.655% - 0.903% due 02/28/2023	EUR	17,410	21,795
0.655% - 0.903% due 02/28/2023		$19,133	17,411
0.655% - 0.903% due 02/28/2023	GBP	23,072	34,768
MGM Resorts International
2.919% due 12/20/2017		$3,564	3,571
Pinnacle Entertainment, Inc.
3.750% due 08/14/2020		7,960	8,010
RPI Finance Trust
3.250% due 05/09/2018		12,989	13,046
4.000% due 11/09/2018		10,610	10,644
Spectrum Brands, Inc.
5.500% due 12/17/2019		6,757	6,791
SunGard Data Systems, Inc.
4.000% due 03/08/2020		18,438	18,609
Universal Health Services, Inc.
1.743% - 3.750% due 08/15/2016		9,370	9,382
Valeant Pharmaceuticals International, Inc.
2.420% due 04/20/2016		42,114	42,257
3.750% due 12/11/2019		24,688	24,901
4.500% due 08/05/2020		50,852	51,249
Yell Group PLC
3.917% due 07/31/2014 ^		25,003	5,598

Total Bank Loan Obligations (Cost $1,168,798)			1,156,510

CORPORATE BONDS & NOTES 14.2%
BANKING & FINANCE 12.1%
Abbey National Treasury Services PLC
1.818% due 04/25/2014		225,100	226,107
ACE INA Holdings, Inc.
5.875% due 06/15/2014		3,400	3,484
AIG Life Holdings, Inc.
7.570% due 12/01/2045		52,200	59,247
8.125% due 03/15/2046		96,335	115,361
AIG-FP Matched Funding
7.000% due 05/15/2015	EUR	40,000	58,869

Ally Financial, Inc.
0.000% due 06/15/2015		$9,100	8,759
2.439% due 12/01/2014		52,558	53,067
2.750% due 01/30/2017		25,330	25,488
3.125% due 01/15/2016		78,800	80,735
3.439% due 02/11/2014		526,170	529,406
3.500% due 07/18/2016		59,400	61,436
3.645% due 06/20/2014		302,100	307,347
4.500% due 02/11/2014		497,225	500,022
4.625% due 06/26/2015		404,663	422,167
4.750% due 09/10/2018		700	735
5.500% due 02/15/2017		108,875	118,402
6.250% due 12/01/2017		2,100	2,349
6.750% due 12/01/2014		404,010	423,983
7.500% due 09/15/2020		169,910	198,582
8.300% due 02/12/2015		489,298	527,219
American Express Bank FSB
6.000% due 09/13/2017		253,210	291,415
American Express Centurion Bank
6.000% due 09/13/2017		230,900	265,024
American Express Co.
6.150% due 08/28/2017		360	416
6.800% due 09/01/2066		320	342
7.250% due 05/20/2014		13,000	13,343
American Express Credit Corp.
1.750% due 06/12/2015		4,000	4,066
5.125% due 08/25/2014		38,500	39,679
5.375% due 10/01/2014	GBP	17,700	30,277
American Honda Finance Corp.
0.462% due 11/03/2014		$4,400	4,409
American International Group, Inc.
2.375% due 08/24/2015		32,600	33,312
4.500% due 12/20/2017 (g)	HKD	500,000	68,742
4.900% due 06/02/2014	CAD	82,586	78,691
5.050% due 10/01/2015		$201,911	216,457
5.450% due 05/18/2017		275,035	307,541
5.600% due 10/18/2016		58,771	65,534
6.250% due 03/15/2087		141,721	142,430
6.765% due 11/15/2017	GBP	189,478	363,143
8.175% due 05/15/2068		$1,097,786	1,333,810
8.250% due 08/15/2018		616,440	772,270
ASB Finance Ltd.
1.347% due 10/23/2015	GBP	8,500	14,161
ASIF
3.000% due 02/17/2017	EUR	6,983	9,504
14.157% due 04/09/2018		7,126,000	6,911
Australia & New Zealand Banking Group Ltd.
1.614% due 10/31/2014	GBP	3,100	5,182
2.125% due 01/10/2014		$116,700	116,734
Banco Bradesco S.A.
2.338% due 05/16/2014		6,595	6,602
Banco do Brasil S.A.
2.899% due 07/02/2014		4,700	4,733
4.500% due 01/22/2015		35,200	36,168
4.500% due 01/20/2016	EUR	50,000	71,717
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$5,000	5,044
Banco Santander Brasil S.A.
2.343% due 03/18/2014		491,700	491,761
4.250% due 01/14/2016		244,000	252,845
4.500% due 04/06/2015		44,200	45,636
4.625% due 02/13/2017		137,500	143,687
Banco Santander Chile
1.842% due 01/19/2016		175,300	174,511
3.750% due 09/22/2015		3,300	3,420
Bank of America Corp.
0.571% due 08/15/2016		2,000	1,967
1.500% due 10/09/2015		4,700	4,749
3.700% due 09/01/2015		10,000	10,457
6.500% due 08/01/2016		70	79
7.375% due 05/15/2014		137,775	141,217
7.800% due 09/15/2016		2,000	2,330
Bank of America N.A.
0.523% due 06/15/2016		74,260	73,639
0.709% due 11/14/2016		44,000	44,118
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,900	132,320
Bank of India
4.750% due 09/30/2015		10,550	10,923
Bank of Montreal
1.300% due 10/31/2014		60,000	60,503
1.950% due 01/30/2018		30,700	31,494
Bank of Nova Scotia
1.650% due 10/29/2015		117,600	119,959
1.950% due 01/30/2017		79,300	81,385

Bank of Scotland PLC
5.250% due 02/21/2017		675	754
Bank One Corp.
4.900% due 04/30/2015		10,000	10,538
Bankia S.A.
3.625% due 10/05/2016	EUR	11,100	15,821
4.375% due 02/14/2017 (i)		7,300	10,470
5.000% due 10/30/2014		4,300	6,089
Barclays Bank PLC
2.375% due 01/13/2014		$7,000	7,004
5.200% due 07/10/2014		10,600	10,866
10.179% due 06/12/2021		307,237	407,782
14.000% due 06/15/2019 (f)	GBP	335,934	742,747
BBVA Bancomer S.A.
4.500% due 03/10/2016		$101,800	108,417
6.500% due 03/10/2021		169,850	180,041
BBVA U.S. Senior S.A.U.
2.363% due 05/16/2014		10,000	10,064
Bear Stearns Cos. LLC
0.629% due 11/21/2016		900	895
5.300% due 10/30/2015		1,097	1,184
6.400% due 10/02/2017		203,825	236,659
7.250% due 02/01/2018		700	839
BFC Finance Corp.
7.375% due 12/01/2017		512	549
BNY Mellon N.A.
4.750% due 12/15/2014		50	52
BPCE S.A.
1.988% due 02/07/2014		75,600	75,717
Canadian Imperial Bank of Commerce
1.500% due 12/12/2014		30,000	30,333
Capital One Financial Corp.
7.375% due 05/23/2014		13,582	13,933
CIT Group, Inc.
4.250% due 08/15/2017		20,032	20,933
4.750% due 02/15/2015		352,754	366,423
5.000% due 05/15/2017		23,250	24,936
5.250% due 04/01/2014		389,565	394,435
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,262
CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,643
Citigroup, Inc.
0.367% due 03/07/2014		21,000	20,997
0.518% due 11/05/2014		30,337	30,332
1.198% due 07/25/2016		28,100	28,410
1.694% due 01/13/2014		413,900	414,055
2.250% due 08/07/2015		11,037	11,271
4.587% due 12/15/2015		40,000	42,765
5.000% due 09/15/2014		106,551	109,605
5.850% due 08/02/2016		190	212
6.010% due 01/15/2015		20,250	21,330
6.375% due 08/12/2014		8,527	8,815
Cloverie PLC for Zurich Insurance Co. Ltd.
12.000% due 07/15/2014 (f)	EUR	42,300	62,411
Commonwealth Bank of Australia
1.220% due 09/04/2015	GBP	5,000	8,337
1.250% due 09/18/2015		$960	971
3.875% due 12/14/2015	GBP	4,300	7,474
Corp. Andina de Fomento
8.125% due 06/04/2019		$1,740	2,114
Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	49,412
Credit Agricole Home Loan SFH
0.992% due 07/21/2014		12,600	12,640
Credit Suisse
2.200% due 01/14/2014		141,400	141,490
Deutsche Bank AG
0.773% due 02/26/2014	GBP	24,400	40,420
Dexia Credit Local S.A.
0.717% due 04/29/2014		$890,340	891,667
2.750% due 01/10/2014		258,970	259,087
2.750% due 04/29/2014		287,000	289,276
Eksportfinans ASA
0.742% due 03/09/2015		5,000	4,863
0.890% due 06/16/2015	JPY	2,400,000	21,959
1.600% due 03/20/2014		319,000	3,016
2.000% due 09/15/2015		$28,365	28,010
2.375% due 05/25/2016		52,300	51,581
2.875% due 11/16/2016	CHF	1,100	1,236
3.000% due 11/17/2014		$43,314	43,541
5.500% due 05/25/2016 (i)		15,990	16,909
5.500% due 06/26/2017		53,703	56,831
Export-Import Bank of Korea
2.046% due 03/21/2015		184,600	184,843
4.125% due 09/09/2015		27,200	28,712

5.125% due 06/29/2020		42,000	46,304
5.875% due 01/14/2015		40,760	42,889
8.125% due 01/21/2014		44,300	44,482
FMS Wertmanagement AoeR
1.000% due 11/21/2017		510	503
FNBC Pass-Through Trust
8.080% due 01/05/2018		141	153
Ford Motor Credit Co. LLC
1.338% due 08/28/2014		43,600	43,810
2.750% due 05/15/2015		28,600	29,349
3.875% due 01/15/2015		128,900	133,040
3.984% due 06/15/2016		13,700	14,576
4.207% due 04/15/2016		38,550	41,097
5.625% due 09/15/2015		71,755	77,407
6.625% due 08/15/2017		100	116
7.000% due 04/15/2015		201,575	217,221
8.000% due 06/01/2014		304,348	313,671
8.000% due 12/15/2016		202,619	239,977
8.700% due 10/01/2014		191,995	203,539
12.000% due 05/15/2015		123,450	141,771
GE Capital U.K. Funding
1.074% due 05/09/2016	GBP	14,900	24,643
5.125% due 03/03/2015		13,300	23,048
General Electric Capital Corp.
0.375% due 06/20/2014		$23,000	23,011
6.375% due 11/15/2067		41,370	45,042
General Motors Financial Co., Inc.
2.750% due 05/15/2016		5,300	5,379
3.250% due 05/15/2018		1,800	1,805
Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	22,132
GMAC International Finance BV
7.500% due 04/21/2015	EUR	93,020	137,085
Goldman Sachs Group, Inc.
1.238% due 02/07/2014		$137,255	137,354
3.300% due 05/03/2015		11,600	11,956
4.750% due 01/28/2014	EUR	1,800	2,483
6.000% due 05/01/2014		$3,390	3,451
GSPA Monetization Trust
6.422% due 10/09/2029		21,794	21,402
HBOS PLC
0.942% due 09/06/2017		1,100	1,063
0.969% due 03/29/2016	EUR	14,953	20,085
1.033% due 09/01/2016		1,231	1,643
6.750% due 05/21/2018		$273,366	310,441
HCP, Inc.
2.700% due 02/01/2014		14,000	14,022
Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,329
HSBC Bank PLC
2.000% due 01/19/2014		148,800	148,912
HSBC Finance Corp.
0.669% due 06/01/2016		500	499
HSBC Finance Corp. CPI Linked Bond
3.080% due 01/10/2014		264	264
HSBC USA, Inc.
2.375% due 02/13/2015		75,300	76,855
ILFC E-Capital Trust
5.460% due 12/21/2065		45,708	42,280
6.250% due 12/21/2065		46,420	44,099
Industrial Bank of Korea
1.375% due 10/05/2015		40,000	40,302
ING Bank NV
1.642% due 06/09/2014		199,800	200,905
International Lease Finance Corp.
4.875% due 04/01/2015		119,192	123,811
5.650% due 06/01/2014		98,275	100,240
5.750% due 05/15/2016		15,102	16,216
6.500% due 09/01/2014		360,662	374,187
6.750% due 09/01/2016		176,010	197,131
8.625% due 09/15/2015		148,928	165,869
Intesa Sanpaolo SpA
2.638% due 02/24/2014		366,800	367,885
IPIC GMTN Ltd.
3.125% due 11/15/2015		7,275	7,557
3.750% due 03/01/2017		10,000	10,587
4.875% due 05/14/2016	EUR	1,400	2,086
John Deere Capital Corp.
0.875% due 04/17/2015		$1,965	1,977
JPMorgan Chase & Co.
0.800% due 04/23/2015		25,000	25,013
1.049% due 05/30/2017	GBP	16,800	26,951
1.100% due 10/15/2015		$1,330	1,336
1.459% due 09/01/2015		940	943
3.150% due 07/05/2016		25,291	26,529
3.400% due 06/24/2015		16,700	17,348

3.450% due 03/01/2016		700	735
4.650% due 06/01/2014		9,800	9,973
4.750% due 03/01/2015		14,000	14,651
JPMorgan Chase Bank N.A.
0.574% due 06/13/2016		74,015	73,671
0.994% due 05/31/2017	EUR	5,100	6,949
5.375% due 09/28/2016	GBP	7,900	14,237
6.000% due 10/01/2017		$321,000	367,430
Korea Development Bank
3.250% due 03/09/2016		9,800	10,228
4.000% due 09/09/2016		20,000	21,327
4.375% due 08/10/2015		8,000	8,433
8.000% due 01/23/2014		41,900	42,077
Korea Finance Corp.
2.250% due 08/07/2017		50,000	50,094
3.250% due 09/20/2016		21,600	22,583
LBG Capital PLC
3.360% due 03/12/2020	EUR	150	189
7.375% due 03/12/2020		3,415	5,014
7.588% due 05/12/2020	GBP	85,030	150,028
7.625% due 12/09/2019		19,420	34,052
7.625% due 10/14/2020	EUR	16,205	24,051
7.867% due 12/17/2019	GBP	25,967	45,796
7.869% due 08/25/2020		81,692	144,544
8.000% due 06/15/2020 (f)		$31,900	34,173
8.500% due 12/17/2021 (f)		55,300	59,216
8.875% due 02/07/2020	EUR	1,900	2,943
9.125% due 07/15/2020	GBP	12,033	21,659
9.334% due 02/07/2020		40,128	72,587
9.875% due 02/10/2023		4,700	8,518
11.040% due 03/19/2020		20,153	38,449
15.000% due 12/21/2019		14,600	35,135
15.000% due 12/21/2019	EUR	11,900	24,638
Leveraged Finance Europe Capital BV
0.810% due 11/15/2017		2,042	2,801
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		$1,193,400	1,621,481
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		7,239	7,822
Merrill Lynch & Co., Inc.
0.704% due 01/15/2015		41,026	41,062
0.792% due 05/02/2017		1,100	1,072
4.875% due 05/30/2014	EUR	3,900	5,454
6.050% due 05/16/2016		$400	440
6.400% due 08/28/2017		316,429	364,975
6.875% due 04/25/2018		681,095	805,717
8.680% due 05/02/2017		395	445
Metropolitan Life Global Funding
0.994% due 01/10/2014		300	300
5.250% due 01/09/2014	GBP	650	1,078
Morgan Stanley
0.543% due 01/09/2014		$61,850	61,851
0.724% due 10/15/2015		500	499
1.838% due 01/24/2014		394,900	395,223
4.100% due 01/26/2015		145,000	150,013
5.375% due 10/15/2015		26,600	28,622
6.000% due 05/13/2014		1,480	1,508
6.000% due 04/28/2015		9,200	9,801
Murray Street Investment Trust
4.647% due 03/09/2017		55,300	59,576
National Australia Bank Ltd.
1.188% due 07/25/2014		90,000	90,490
1.600% due 08/07/2015		350	356
National Bank of Canada
1.500% due 06/26/2015		12,600	12,767
2.200% due 10/19/2016		267,100	275,841
Nationwide Building Society
4.650% due 02/25/2015		63,700	66,376
Nordea Bank AB
2.125% due 01/14/2014		70,900	70,940
2.250% due 03/20/2015		13,900	14,183
Nordea Eiendomskreditt A/S
0.663% due 04/07/2015		2,000	2,002
Northern Rock Asset Management PLC
5.625% due 06/22/2017		22,700	25,753
Nykredit Realkredit A/S
2.000% due 04/01/2014	DKK	2,600,000	481,888
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		$91,600	101,946
Petrobras Global Finance BV
2.384% due 01/15/2019		61,100	60,031
3.000% due 01/15/2019		43,900	41,171
QNB Finance Ltd.
3.125% due 11/16/2015		17,800	18,401
3.375% due 02/22/2017		20,000	20,800

Rabobank Group
1.025% due 06/06/2014	GBP	8,700	14,435
5.125% due 10/27/2014		10,000	17,135
11.000% due 06/30/2019 (f)		$229,600	304,507
RCI Banque S.A.
2.116% due 04/11/2014		7,800	7,824
3.400% due 04/11/2014		200	201
Realkredit Danmark A/S
2.000% due 04/01/2014	DKK	450,000	83,309
Regions Financial Corp.
5.750% due 06/15/2015		$200	213
7.750% due 11/10/2014		17,042	17,984
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		225	230
7.648% due 09/30/2031 (f)		15,090	15,920
Santander Holdings USA, Inc.
3.000% due 09/24/2015		225	232
Santander Issuances S.A.U.
5.911% due 06/20/2016		11,040	11,739
7.300% due 07/27/2019	GBP	3,800	6,501
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$19,100	19,485
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		18,200	19,383
Shinhan Bank
4.125% due 10/04/2016		25,000	26,704
Skandinaviska Enskilda Banken AB
6.625% due 07/09/2014	GBP	18,400	31,369
SLM Corp.
0.538% due 01/27/2014		$123,518	123,372
3.875% due 09/10/2015		22,400	23,268
4.800% due 02/13/2014 (g)	HKD	74,000	9,564
5.000% due 04/15/2015		$101,458	106,404
5.050% due 11/14/2014		89,051	92,168
5.140% due 06/15/2016		80,000	83,286
5.500% due 01/15/2019		49,100	50,984
6.000% due 01/25/2017		8,460	9,190
6.250% due 01/25/2016		171,055	185,381
8.450% due 06/15/2018		166,985	195,164
8.780% due 09/15/2016	MXN	150,000	11,741
SLM Corp. CPI Linked Bond
3.084% due 01/31/2014		$13,400	13,384
3.335% due 01/01/2014		7,701	7,711
Springleaf Finance Corp.
5.400% due 12/01/2015		57,209	59,640
5.750% due 09/15/2016		1,200	1,275
6.000% due 10/15/2014		1,054	1,064
6.000% due 11/15/2014		920	920
6.000% due 12/15/2014		419	426
6.900% due 12/15/2017		21,820	23,958
SSIF Nevada LP
0.944% due 04/14/2014		27,500	27,549
Standard Chartered PLC
5.500% due 11/18/2014		225	234
State Bank of India
4.500% due 10/23/2014		600	613
4.500% due 07/27/2015		194,900	200,665
Stone Street Trust
5.902% due 12/15/2015		5,500	5,898
Sumitomo Mitsui Banking Corp.
1.076% due 03/18/2016	GBP	4,600	7,621
1.950% due 01/14/2014		$51,300	51,321
Swedbank AB
1.175% due 11/06/2015	GBP	20,400	33,902
Temasek Financial Ltd.
4.300% due 10/25/2019		$136,100	148,798
Toll Road Investors Partnership LP
0.000% due 02/15/2045		660	114
Turkiye Garanti Bankasi A/S
2.742% due 04/20/2016		86,400	84,024
UBS AG
1.238% due 01/28/2014		28,781	28,807
Union Bank N.A.
1.192% due 06/06/2014		17,000	17,063
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		71,850	76,793
Wachovia Bank N.A.
0.622% due 11/03/2014		123,312	123,546
6.000% due 11/15/2017		600	693
Wachovia Capital Trust
5.570% due 01/31/2014 (f)		121,615	111,886
Wachovia Corp.
4.875% due 02/15/2014		21,280	21,386
5.250% due 08/01/2014		2,900	2,979
Waha Aerospace BV
3.925% due 07/28/2020		140	148

Wells Fargo & Co.
1.250% due 07/20/2016		14,700	14,817
3.676% due 06/15/2016		2,580	2,748
Westpac Banking Corp.
1.170% due 06/03/2014	GBP	8,400	13,950
XLIT Ltd.
5.250% due 09/15/2014		$5,500	5,670

			28,625,822

INDUSTRIALS 1.3%
ABB Finance USA, Inc.
1.625% due 05/08/2017		10	10
AbbVie, Inc.
0.998% due 11/06/2015		200	202
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		852	895
Amgen, Inc.
1.875% due 11/15/2014		56,000	56,636
Anadarko Petroleum Corp.
5.950% due 09/15/2016		230	256
Anglo American Capital PLC
9.375% due 04/08/2014		300	307
Anheuser-Busch InBev Worldwide, Inc.
0.788% due 01/27/2014		65,200	65,225
AutoZone, Inc.
5.500% due 11/15/2015		10,050	10,882
6.500% due 01/15/2014		40,000	40,078
Aviation Capital Group Corp.
3.875% due 09/27/2016		50,000	51,674
Beam, Inc.
5.375% due 01/15/2016		6,093	6,597
Berry Petroleum Co.
10.250% due 06/01/2014		310	321
Boston Scientific Corp.
6.400% due 06/15/2016		2,000	2,232
Braskem Finance Ltd.
7.250% due 06/05/2018		6,800	7,599
Cardinal Health, Inc.
6.000% due 06/15/2017		30,000	33,584
Centex Corp.
5.250% due 06/15/2015		4,500	4,753
CGG S.A.
7.750% due 05/15/2017		2,000	2,065
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		17,900	18,180
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019		3,858	4,080
7.707% due 10/02/2022		2,348	2,665
9.000% due 01/08/2018		11,039	12,584
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		2,900	435
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		800	956
Coventry Health Care, Inc.
6.125% due 01/15/2015		7,500	7,922
CRH America, Inc.
8.125% due 07/15/2018		10,000	12,256
CSN Islands Corp.
6.875% due 09/21/2019 (i)		21,900	22,831
CSN Resources S.A.
6.500% due 07/21/2020		15,660	15,914
CVS Pass-Through Trust
6.036% due 12/10/2028		24	27
D.R. Horton, Inc.
5.250% due 02/15/2015		10,000	10,425
5.625% due 09/15/2014		3,000	3,094
6.125% due 01/15/2014		5,000	5,014
Daimler Finance North America LLC
0.857% due 03/28/2014		13,300	13,319
0.922% due 08/01/2016		14,700	14,740
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		228	254
7.750% due 06/17/2021		3,325	3,824
Deluxe Corp.
5.125% due 10/01/2014		6,200	6,363
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		5,537	678
DISH DBS Corp.
6.625% due 10/01/2014		88,110	91,855
7.125% due 02/01/2016		62,080	68,909
7.750% due 05/31/2015		94,043	102,272
Domtar Corp.
9.500% due 08/01/2016		30,670	36,155

Endo Health Solutions, Inc.
7.000% due 07/15/2019	200	215
Express Scripts Holding Co.
3.500% due 11/15/2016	1,810	1,915
Foster’s Finance Corp.
4.875% due 10/01/2014	6,300	6,494
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	1,600	1,776
Georgia-Pacific LLC
7.700% due 06/15/2015	1,150	1,260
Gerdau Holdings, Inc.
7.000% due 01/20/2020	108,800	119,136
Gerdau Trade, Inc.
5.750% due 01/30/2021	13,600	13,940
Hanson Ltd.
6.125% due 08/15/2016	73,000	80,482
HCA, Inc.
5.750% due 03/15/2014	28,349	28,640
6.375% due 01/15/2015	73,714	77,584
6.500% due 02/15/2016	7,858	8,614
7.190% due 11/15/2015	17,700	19,381
7.250% due 09/15/2020	7,603	8,306
7.875% due 02/15/2020	100,869	108,560
8.500% due 04/15/2019	198,201	210,589
9.000% due 12/15/2014	14,723	15,827
Heathrow Funding Ltd.
2.500% due 06/25/2017	22,000	22,295
Hidden Ridge Facility Trustee
5.750% due 01/01/2021	8,826	9,342
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	8,000	8,486
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	5,000	5,131
Johnson & Johnson
0.311% due 11/28/2016	13,800	13,818
Jones Group, Inc.
5.125% due 11/15/2014	44,170	45,495
KB Home
6.250% due 06/15/2015	17,355	18,440
Kinder Morgan, Inc.
5.150% due 03/01/2015	1,900	1,989
L Brands, Inc.
5.250% due 11/01/2014	4,496	4,659
Lennar Corp.
5.500% due 09/01/2014	29,500	30,348
5.600% due 05/31/2015	44,986	47,460
Lockheed Martin Corp.
7.650% due 05/01/2016	4,600	5,309
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	24,252	26,732
Marks & Spencer PLC
6.250% due 12/01/2017	2,200	2,477
Masco Corp.
4.800% due 06/15/2015	9,000	9,427
Maytag Corp.
5.000% due 05/15/2015	10,000	10,484
MDC Holdings, Inc.
5.375% due 12/15/2014	12,000	12,461
MGM Resorts International
5.875% due 02/27/2014	42,182	42,446
6.625% due 07/15/2015	29,230	31,495
6.875% due 04/01/2016	5,000	5,525
7.500% due 06/01/2016	64,083	72,093
10.000% due 11/01/2016	1,800	2,169
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	4,800	4,902
Motors Liquidation Co.
8.375% due 07/05/2033	20,000	0
NBCUniversal Media LLC
2.100% due 04/01/2014	400	402
New York Times Co.
5.000% due 03/15/2015	26,930	28,209
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017	200	199
Noble Group Ltd.
4.875% due 08/05/2015	4,300	4,488
Nordstrom, Inc.
6.750% due 06/01/2014	2,400	2,462
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023	9,757	11,123
7.150% due 04/01/2021	1,116	1,208
PACCAR, Inc.
6.875% due 02/15/2014	3,600	3,626
Pactiv LLC
8.125% due 06/15/2017	9,800	10,559

Pearson Dollar Finance PLC
5.700% due 06/01/2014	5,000	5,094
Petrobras International Finance Co.
3.875% due 01/27/2016	236,800	244,948
5.750% due 01/20/2020	58,800	60,733
5.875% due 03/01/2018	27,100	29,006
7.875% due 03/15/2019	98,830	112,387
Pioneer Natural Resources Co.
5.875% due 07/15/2016	22,835	25,344
President and Fellows of Harvard College
6.500% due 01/15/2039	1,000	1,273
PulteGroup, Inc.
5.200% due 02/15/2015	9,200	9,614
Quest Diagnostics, Inc.
5.450% due 11/01/2015	1,900	2,049
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	7,836	8,283
Rohm & Haas Co.
6.000% due 09/15/2017	41,096	46,642
Ryland Group, Inc.
5.375% due 01/15/2015	21,900	22,776
Sanofi
0.557% due 03/28/2014	36,400	36,458
SCA Finans AB
4.500% due 07/15/2015	5,250	5,487
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	100	108
Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	24,037
Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,418
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016	5,196	5,803
Time Warner Cable, Inc.
5.850% due 05/01/2017	1,600	1,746
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	13,825	15,906
Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	10,487
Transocean, Inc.
4.950% due 11/15/2015	224,000	240,066
6.000% due 03/15/2018	400	449
UAL Equipment Trust AB
10.850% due 02/19/2015 ^	1,377	702
UAL Pass-Through Trust
9.200% due 03/29/2049 ^	932	475
10.020% due 03/22/2014 ^	3,569	1,965
10.125% due 03/22/2015 ^	6,100	3,706
10.400% due 05/01/2018	25,278	28,691
United Airlines, Inc.
6.750% due 09/15/2015	35,200	36,476
Universal Corp.
6.250% due 12/01/2014	33,000	34,333
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	9,700	1,456
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	300	353
Volkswagen International Finance NV
0.837% due 11/20/2014	49,100	49,307
0.857% due 04/01/2014	400	400
0.996% due 03/21/2014	20,200	20,235
Waste Management, Inc.
5.000% due 03/15/2014	7,650	7,716
Whirlpool Corp.
6.500% due 06/15/2016	4,200	4,688
WPP Finance UK
5.875% due 06/15/2014	2,400	2,457
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	1,265	1,395

		3,051,515

UTILITIES 0.8%
AES Corp.
8.000% due 10/15/2017	12,157	14,345
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	16,900	17,034
Ameren Corp.
8.875% due 05/15/2014	25,500	26,234
Appalachian Power Co.
4.950% due 02/01/2015	25	26
Arizona Public Service Co.
5.800% due 06/30/2014	125	128
AT&T, Inc.
0.624% due 02/12/2016	3,100	3,096

5.100% due 09/15/2014		1,510	1,558
BellSouth Corp.
5.200% due 09/15/2014		27,800	28,711
BP Capital Markets PLC
0.568% due 11/06/2015		23,500	23,545
0.658% due 11/07/2016		83,200	83,610
3.125% due 10/01/2015		100	105
3.200% due 03/11/2016		300	315
British Telecommunications PLC
2.000% due 06/22/2015		21,000	21,377
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		35,900	38,593
7.750% due 11/30/2015		1,300	1,430
Constellation Energy Group, Inc.
4.550% due 06/15/2015		3,000	3,150
Electricite de France
5.500% due 01/26/2014		151,600	152,018
Entergy Corp.
3.625% due 09/15/2015		200	206
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		94,700	100,950
6.212% due 11/22/2016		41,000	45,305
8.125% due 07/31/2014		5,000	5,214
8.146% due 04/11/2018		138,850	164,190
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		78,600	79,779
10.500% due 03/25/2014		55,100	56,464
Intergas Finance BV
6.375% due 05/14/2017		990	1,069
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		710	766
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017 (i)		10,000	10,016
Korea Electric Power Corp.
3.000% due 10/05/2015		5,200	5,358
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,500	2,577
6.250% due 06/17/2014		5,700	5,837
Majapahit Holding BV
7.250% due 06/28/2017		900	990
8.000% due 08/07/2019		4,600	5,158
Midwest Generation LLC
8.560% due 01/02/2016 ^		85	97
NextEra Energy Capital Holdings, Inc.
7.875% due 12/15/2015		8,000	9,046
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		49,300	52,566
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		63,810	65,724
Orange S.A.
4.375% due 07/08/2014		6,400	6,522
Plains All American Pipeline LP
3.950% due 09/15/2015		2,000	2,104
Public Service Electric & Gas Co.
5.000% due 08/15/2014		4,000	4,112
Qtel International Finance Ltd.
3.375% due 10/14/2016		16,100	16,906
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		5,466	5,890
5.500% due 09/30/2014		2,000	2,070
5.832% due 09/30/2016		7,083	7,544
6.750% due 09/30/2019		11,400	13,455
Rosneft Finance S.A.
6.625% due 03/20/2017		10,240	11,366
7.500% due 07/18/2016		65,120	73,423
7.875% due 03/13/2018		9,300	10,788
Shell International Finance BV
3.100% due 06/28/2015		11,675	12,121
TECO Finance, Inc.
4.000% due 03/15/2016		300	318
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	293,000	2,766
1.850% due 07/28/2014		223,000	2,106
4.100% due 05/29/2015		184,000	1,774
4.500% due 03/24/2014	EUR	123,850	171,380
4.750% due 02/28/2014	JPY	100,000	951
5.050% due 11/28/2014		50,000	485
Verizon Communications, Inc.
0.857% due 03/28/2014		$300	300
1.773% due 09/15/2016		63,400	65,360
1.993% due 09/14/2018		110,689	116,520
2.500% due 09/15/2016		10,100	10,450
3.650% due 09/14/2018		181,200	191,923

4.500% due 09/15/2020	134,200	143,715

		1,900,936

Total Corporate Bonds & Notes (Cost $30,949,709)		33,578,273

MUNICIPAL BONDS & NOTES 3.9%
ALABAMA 0.1%
Alabama Public School & College Authority Revenue Bonds, Series 2010
5.150% due 09/01/2027	100,000	107,865

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	10,000	10,824

CALIFORNIA 1.7%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	126
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	61,700	68,215
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	91,135	109,390
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	100	118
6.907% due 10/01/2050	74,500	90,539
6.918% due 04/01/2040	60,000	71,869
7.043% due 04/01/2050	144,520	178,423
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.966% due 04/01/2045	25,000	25,177
Burbank, California Electric Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	26,202
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	2,495	2,380
6.000% due 06/01/2035	10,000	9,404
6.125% due 06/01/2038	2,000	1,761
6.125% due 06/01/2043	2,000	1,905
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	46,645	45,409
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	200	210
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 10/01/2014	85	87
4.000% due 10/01/2017	100	110
California State Department of Water Resources Revenue Notes, Series 2012
1.291% due 12/01/2017	17,000	16,878
1.671% due 12/01/2018	20,000	19,703
1.871% due 12/01/2019	5,000	4,825
2.237% due 12/01/2020	22,355	21,351
2.437% due 12/01/2021	13,155	12,361
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100,200	126,062
7.350% due 11/01/2039	137,640	173,954
7.500% due 04/01/2034	78,782	100,594
7.550% due 04/01/2039	151,002	195,468
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	332,640	438,563
7.625% due 03/01/2040	12,000	15,706
7.700% due 11/01/2030	18,250	21,160
7.950% due 03/01/2036	75,900	87,818
California State General Obligation Bonds, Series 1996
5.250% due 06/01/2015	20	20
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	400	424
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2027	200	215
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	159
5.950% due 04/01/2016	3,200	3,551
6.200% due 10/01/2019	4,050	4,724
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.625% due 03/01/2016	110	110
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 11/01/2026	7,000	7,505
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,700	17,692
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2037	6,000	6,269
California Statewide Communities Development Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2038	10,000	9,925
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	19,066
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	7,054

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	19,732
5.000% due 06/01/2038	45,000	43,221
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	27,000	18,295
5.750% due 06/01/2047	67,100	49,777
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	17,200	20,379
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	400	407
4.931% due 09/01/2016	500	512
5.395% due 09/01/2017	1,000	1,033
5.845% due 09/01/2018	750	774
6.328% due 09/01/2019	500	515
6.578% due 09/01/2020	1,000	1,027
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	12,100	13,744
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	37,075	45,458
6.750% due 08/01/2049	92,300	115,802
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	14,927
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	69,500	74,111
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	98,565	117,252
7.618% due 08/01/2040	300	351
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,775	30,545
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	64,421
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	14,690	15,522
6.603% due 07/01/2050	97,420	121,776
7.000% due 07/01/2041	1,500	1,708
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	54,676
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	71,985	79,764
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	40,650	50,005
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	59,600	67,157
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	35,600	37,821
5.813% due 06/01/2040	27,000	28,903
Menlo Park, California General Obligation Bonds, Series 1996
5.000% due 08/01/2015	60	60
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	9,742
6.538% due 07/01/2039	41,240	44,398
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	231
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	48,616
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,100	1,326
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	30,783
6.400% due 02/01/2044	6,000	6,958
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	42,000	46,123
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	37,060
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	13,675
7.021% due 08/01/2040	24,900	27,037
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	24,600	31,257
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	20,000	22,058
7.200% due 08/01/2039	35,000	37,322
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	11,145
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	39,817
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	50,000	57,549
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	45,855	42,183
San Francisco, California Public Utilities Commission Wastewater Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	9,820
5.600% due 10/01/2030	9,520	10,218
5.820% due 10/01/2040	19,315	21,001
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	8,000	9,117

6.950% due 11/01/2050	10,500	13,246
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2034	15,245	16,006
San Mateo Union High School District, California General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	16,923
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2029	12,500	13,581
5.000% due 08/01/2031	12,100	13,025
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,137
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (FGIC Insured), Series 2006
5.581% due 10/01/2016	70	71
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	15,063
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	5,000	5,331
5.943% due 07/01/2040	21,300	22,736
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,001
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,140	817
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	20,626
6.270% due 05/15/2031	3,445	3,663
6.583% due 05/15/2049	56,400	65,740
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	36,175	39,976
6.296% due 05/15/2050	34,000	37,009
6.548% due 05/15/2048	113,400	132,383
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2028	2,000	2,178
West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	10,615	11,948

		4,023,053

COLORADO 0.0%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	24,200	26,302
7.017% due 12/15/2037	31,200	36,225
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	5,000	5,432

		67,959

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	168

DISTRICT OF COLUMBIA 0.0%
District of Columbia Water & Sewer Authority Revenue Bonds, (BABs), Series 2010
5.522% due 10/01/2044	9,030	9,568

FLORIDA 0.0%
Broward County, Florida Half-Cent Sales Tax Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	16,182
Florida State General Obligation Bonds, (BABs), Series 2009
5.750% due 06/01/2039	5,000	5,212
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	2,900	3,005
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	34,600	36,995
Tampa, Florida Revenue Bonds, Series 2012
5.000% due 09/01/2023	700	774
5.000% due 09/01/2025	875	949
5.000% due 09/01/2026	800	853
5.000% due 09/01/2028	1,000	1,051
5.000% due 09/01/2029	1,050	1,085

		66,106

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	83,634	87,473

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	76,200	79,403
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,920	62,754
6.899% due 12/01/2040	332,765	372,575
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	8,085	8,790

Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	21,540
6.184% due 01/01/2034	10,800	12,213

		557,295

INDIANA 0.0%
Evansville Redevelopment Authority, Indiana Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	8,299
Indiana Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	700	700
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	45,000	49,376

		58,375

IOWA 0.0%
Iowa Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045 ^	961	8
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500	24,721
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	38,415	37,361

		62,090

KANSAS 0.0%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,980	3,149
5.000% due 11/15/2029	2,500	2,614
5.000% due 11/15/2032	10,500	10,657
5.000% due 11/15/2034	5,000	5,061

		21,481

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	82,419
Louisiana Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	2,000	2,004

		84,423

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts Revenue Bonds, (BABs), Series 2010
5.731% due 06/01/2040	6,790	7,716
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	37,235
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	26,600	30,939
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	100	107

		75,997

MICHIGAN 0.0%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (g)	103	94
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	50,000	52,038
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	295	231

		52,363

MISSOURI 0.0%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	3,350	502

NEBRASKA 0.0%
Nebraska Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	608
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	10,000	10,572

		11,180

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	141,200	172,261
Clark County, Nevada General Obligation Bonds, (BABs), Series 2010
7.000% due 07/01/2038	35,000	37,461

Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	79,500	85,797
7.100% due 06/01/2039	33,000	35,568
7.263% due 06/01/2034	27,500	29,663
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	4,600	4,789
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	27,527

		393,066

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2019	11,250	9,381
0.000% due 02/15/2020	65,775	51,470
0.000% due 02/15/2021	3,000	2,193
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	200	212
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	97,005	123,627
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,000	26,989
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	14,555	10,283

		224,155

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2012
5.000% due 08/01/2042	8,755	8,637

NEW YORK 0.9%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
8.478% due 06/15/2031	9,830	11,397
8.755% due 09/15/2029	13,810	16,974
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	5,095	5,436
7.336% due 11/15/2039	1,020	1,324
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	44,047
6.089% due 11/15/2040	40,000	44,777
6.548% due 11/15/2031	27,525	31,511
6.648% due 11/15/2039	80,000	93,426
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2029	10,000	10,503
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.985% due 12/01/2036	16,860	18,717
6.435% due 12/01/2035	4,900	5,258
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	200	222
5.817% due 10/01/2031	2,500	2,585
6.246% due 06/01/2035	38,255	40,754
6.271% due 12/01/2037	4,000	4,575
6.646% due 12/01/2031	14,100	15,529
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	222
New York City, New York General Obligation Bonds, Series 2011
5.000% due 10/01/2029	10,000	10,653
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2025	14,820	16,354
5.000% due 07/15/2028	13,995	15,102
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	70,000	77,590
5.572% due 11/01/2038	60,100	66,081
5.808% due 08/01/2030	20,000	21,112
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	10,000	10,784
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038	400	415
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 11/01/2024	13,345	15,156
5.000% due 08/01/2025	12,350	13,827
5.000% due 11/01/2025	23,000	25,820
5.000% due 11/01/2026	30,000	33,388
5.000% due 11/01/2027	47,510	52,382
5.000% due 02/01/2028	10,000	10,863
5.000% due 05/01/2029	28,000	30,251
5.000% due 11/01/2029	27,930	30,290
5.000% due 02/01/2030	32,655	35,120
5.000% due 05/01/2030	5,000	5,369
5.000% due 02/01/2031	28,785	30,671
5.000% due 11/01/2032	2,335	2,486
5.000% due 02/01/2042	10,000	10,315
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	73,585	79,381

5.790% due 06/15/2041	65,285	68,166
6.124% due 06/15/2042	75,000	79,936
6.282% due 06/15/2042	52,100	56,233
6.491% due 06/15/2042	18,000	19,402
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
5.000% due 06/15/2038	21,000	21,752
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2043	200	204
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	14,225	12,202
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,970	11,135
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	28,500	30,624
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	50,200	53,573
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	14,000	14,323
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 08/15/2026	5,000	5,532
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 07/01/2023	1,335	1,516
5.000% due 03/15/2025	28,005	31,333
5.000% due 07/01/2025	2,500	2,787
5.000% due 07/01/2026	2,500	2,764
5.000% due 12/15/2026	27,300	30,310
5.000% due 03/15/2027	30,875	33,733
5.000% due 07/01/2027	3,170	3,473
5.000% due 12/15/2027	50,000	54,989
5.000% due 07/01/2028	2,500	2,716
5.000% due 12/15/2028	31,330	34,157
5.000% due 07/01/2029	2,250	2,426
5.000% due 12/15/2029	54,145	58,561
5.000% due 03/15/2030	34,185	36,551
5.000% due 12/15/2030	29,475	31,672
5.000% due 03/15/2031	26,540	28,205
5.000% due 06/15/2031	9,000	9,608
5.000% due 03/15/2035	14,130	14,767
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,110
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2024	4,070	4,575
5.000% due 03/15/2028	25,470	27,756
5.000% due 03/15/2029	17,000	18,337
5.000% due 04/01/2029	10,000	10,731
5.000% due 03/15/2030	15,000	16,138
5.000% due 03/15/2031	13,060	13,925
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,300	59,466
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	460
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	91,085	98,140
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	9,200	8,617
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	55,000	46,908
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2025	5,000	5,581
5.000% due 01/01/2027	12,700	13,851
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2027	6,000	6,594

		2,025,506

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,501
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2042	12,000	12,189
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	39,056

		52,746

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	85,277	92,304
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	55,400	56,401
6.270% due 02/15/2050	175	185
7.834% due 02/15/2041	17,400	22,078
8.084% due 02/15/2050	178,660	235,849
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	284,475	211,561

6.500% due 06/01/2047	16,900	13,666
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,297
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	7,700	7,781
Ohio State University Revenue Bonds, (BABs), Series 2010
4.910% due 06/01/2040	65	65

		643,187

OREGON 0.0%
Oregon State Department of Administrative Services Certificates of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	16,025	16,880
6.180% due 05/01/2035	18,170	19,309

		36,189

PENNSYLVANIA 0.0%
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	503
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2012
3.125% due 02/15/2024	3,825	3,415
5.000% due 02/15/2026	5,390	5,817
5.000% due 02/15/2027	4,625	4,909
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	33,200	35,161
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	900	1,014

		50,819

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	165
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	6,897

		7,062

SOUTH CAROLINA 0.0%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	229	4
South Carolina State Public Service Authority Revenue Bonds, Series 2012
5.000% due 12/01/2043	15,000	14,999

		15,003

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	6,642
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	178	2

		6,644

TEXAS 0.1%
Austin Trust, Texas Revenue Bonds, Series 2008
8.823% due 08/15/2030	6,595	7,582
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2012
5.000% due 11/15/2028	12,755	13,897
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	32,039
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140	161
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	500	540
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.348% due 04/01/2040	12,199	12,397
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	20,394
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	300	319
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2029	6,000	6,391
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	9,600	10,794
6.308% due 02/01/2037	40,400	43,870
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	11,317
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	44,550	47,656

Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	1,000	1,059

		208,416

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	695

WASHINGTON 0.1%
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	13,168
Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,183
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,070
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2025	6,500	7,246
Washington State General Obligation Bonds, Series 2011
5.000% due 08/01/2025	11,120	12,441
5.000% due 08/01/2028	12,235	13,277
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2025	14,250	16,122
5.000% due 07/01/2026	43,130	48,456
5.000% due 08/01/2026	12,745	14,332
5.000% due 08/01/2027	8,395	9,334
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	2,450	2,125
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	13,755	15,381

		154,135

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	155,130	120,662

WISCONSIN 0.1%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	82,300	90,077

		90,527

Total Municipal Bonds & Notes (Cost $8,970,633)		9,334,171

U.S. GOVERNMENT AGENCIES 32.4%
Bolivia Government AID Bond
0.376% due 02/01/2019	2,568	2,425
Fannie Mae
0.000% due 04/25/2018 - 03/25/2036 (b)	4,541	4,138
0.000% due 10/09/2019	13,300	11,312
0.225% due 07/25/2037	481	452
0.265% due 01/25/2021	48	48
0.285% due 03/25/2034	160	159
0.295% due 03/25/2036	3,494	3,241
0.315% due 08/25/2034	154	153
0.365% due 05/25/2035 - 10/27/2037	102,938	102,192
0.375% due 07/05/2016	930	924
0.405% due 06/25/2032	25	24
0.415% due 05/25/2037	318	317
0.465% due 12/25/2028 - 03/25/2037	3,905	3,904
0.475% due 04/25/2037	92,977	92,968
0.485% due 06/25/2037	13	13
0.500% due 10/22/2015	940	942
0.515% due 08/25/2033 - 03/25/2044	27,885	27,877
0.525% due 03/25/2037	93	94
0.545% due 07/25/2037	2,884	2,890
0.565% due 04/18/2028 - 11/25/2036	5,183	5,132
0.575% due 09/25/2035	24,336	24,392
0.610% due 02/25/2037	13,793	13,835
0.615% due 08/25/2021 - 12/25/2041	73,878	74,163
0.650% due 02/27/2017	1,870	1,854
0.663% due 08/25/2022 (a)	79,242	3,277
0.665% due 03/25/2017 - 05/25/2040	55,771	56,079
0.715% due 06/25/2018 - 09/25/2041	1,133	1,143
0.745% due 08/25/2037 - 06/25/2041	26,859	26,980
0.765% due 08/25/2022 - 05/25/2030	13	13
0.795% due 05/25/2040	4,035	4,068
0.815% due 10/25/2023 - 05/25/2030	1,099	1,107
0.865% due 10/25/2037 - 06/25/2040	25,484	25,668
0.875% due 08/28/2017 - 05/21/2018	1,174,155	1,148,680
0.885% due 06/25/2037	15,014	15,100

0.895% due 06/25/2040	66,006	66,253
0.898% due 11/01/2021	5,991	6,002
0.905% due 03/25/2040	7,441	7,505
0.915% due 03/25/2038 - 06/25/2040	35,295	35,621
0.965% due 01/25/2022	15	15
0.985% due 12/25/2039	1,633	1,648
0.995% due 01/25/2022	40	41
1.015% due 12/25/2021	20	21
1.065% due 04/25/2032	24	24
1.125% due 04/27/2017	777,100	780,504
1.165% due 04/25/2023	135	136
1.180% due 04/01/2027	24	25
1.250% due 01/30/2017	8,800	8,910
1.344% due 07/01/2042 - 10/01/2044	31,922	32,687
1.345% due 12/01/2044	3,642	3,705
1.375% due 01/01/2021	5	5
1.394% due 09/01/2041	11,293	11,742
1.544% due 10/01/2030 - 10/01/2040	3,826	3,988
1.605% due 06/01/2035	1,082	1,143
1.625% due 11/27/2018	500	496
1.660% due 04/01/2027	26	27
1.700% due 02/01/2023	45	46
1.709% due 09/01/2022	69	70
1.742% due 06/01/2023	65	65
1.745% due 05/01/2023	97	98
1.750% due 02/01/2020 - 02/01/2022	89	90
1.763% due 09/01/2035	76	79
1.770% due 06/01/2030	28	29
1.779% due 03/01/2035	41	43
1.795% due 11/01/2023	14	14
1.875% due 09/18/2018 - 12/01/2020	45,883	46,222
1.881% due 01/01/2020	241	252
1.883% due 03/01/2019	264	275
1.895% due 11/01/2031	106	107
1.897% due 02/01/2034	51	54
1.915% due 02/01/2035	2,345	2,496
1.917% due 10/01/2034	1,067	1,128
1.921% due 10/01/2034	219	230
1.925% due 03/01/2034	6,349	6,735
1.928% due 10/01/2034	1,054	1,116
1.965% due 09/01/2014	1	1
1.976% due 12/01/2034	142	149
1.984% due 11/01/2034	939	997
1.992% due 11/01/2035	2,219	2,337
2.006% due 12/01/2034	123	128
2.029% due 11/01/2035 - 04/01/2036	383	404
2.032% due 07/01/2019	34	34
2.036% due 02/01/2035	2,117	2,227
2.040% due 11/01/2034	1,592	1,666
2.050% due 09/01/2034	723	759
2.058% due 08/01/2025	656	701
2.060% due 06/01/2021	174	182
2.075% due 08/01/2035	271	287
2.077% due 09/01/2035	4,837	5,080
2.110% due 05/01/2024	9	9
2.132% due 10/01/2024	41	41
2.137% due 10/01/2019	55	58
2.143% due 11/01/2023	21	22
2.146% due 11/01/2032	42	44
2.152% due 11/01/2019	27	27
2.173% due 07/01/2024	92	94
2.174% due 09/01/2035	43	46
2.177% due 05/01/2030 - 01/01/2035	4,991	5,307
2.190% due 12/01/2023 - 11/01/2025	181	190
2.193% due 12/01/2034	22	23
2.204% due 03/01/2033	81	84
2.207% due 10/01/2020	11	11
2.220% due 07/01/2019 - 05/01/2036	736	785
2.221% due 02/01/2035	263	279
2.222% due 01/01/2035 - 10/01/2035	8,517	8,987
2.229% due 09/01/2034	10,839	11,481
2.230% due 09/01/2023	96	100
2.232% due 09/01/2024	66	67
2.233% due 05/01/2035	123	129
2.235% due 11/01/2034	33	35
2.236% due 01/01/2035	5,201	5,522
2.237% due 11/01/2035	7,165	7,537
2.243% due 01/01/2035	96	102
2.244% due 12/01/2024	9	9
2.245% due 11/01/2025	76	81
2.246% due 09/01/2033	76	80
2.250% due 01/01/2020 - 09/01/2036	687	731
2.253% due 09/01/2024	100	102
2.257% due 04/01/2034	8	9
2.260% due 11/01/2025 - 08/01/2033	315	337
2.265% due 08/01/2027 - 09/01/2029	774	827

2.268% due 03/01/2025	303	323
2.269% due 12/01/2022	17	18
2.271% due 05/01/2034	305	324
2.273% due 09/01/2035	246	258
2.277% due 09/01/2033 - 12/01/2033	758	795
2.280% due 08/01/2026	59	63
2.282% due 05/01/2025	114	122
2.284% due 01/01/2036	12	13
2.285% due 10/01/2034	2,000	2,117
2.291% due 01/01/2026	110	117
2.300% due 11/01/2035	2,468	2,624
2.307% due 12/01/2034	801	844
2.310% due 08/01/2022 - 07/01/2035	75,185	71,227
2.314% due 01/01/2036	655	697
2.315% due 11/01/2023 - 07/01/2035	144	147
2.319% due 11/01/2035	3,833	4,052
2.320% due 06/01/2023 - 07/01/2035	122	130
2.325% due 12/01/2023 - 06/01/2035	1,507	1,595
2.326% due 04/01/2033	51	54
2.328% due 03/01/2035	36	38
2.333% due 09/01/2035	124	131
2.334% due 04/01/2027	26	28
2.338% due 05/01/2026	28	29
2.339% due 07/01/2021	17	17
2.340% due 11/01/2025	15	16
2.341% due 06/01/2035	4,657	4,958
2.343% due 10/01/2024	66	70
2.344% due 06/01/2030	67	68
2.345% due 07/01/2026 - 09/01/2035	6,259	6,757
2.346% due 08/01/2035	1,781	1,902
2.355% due 08/01/2035	4,422	4,694
2.359% due 03/01/2033	115	122
2.367% due 12/01/2034	20	22
2.369% due 05/25/2035	14,355	14,791
2.371% due 07/01/2034	18	19
2.374% due 09/01/2035	742	797
2.375% due 04/01/2017 - 03/01/2024	16	17
2.376% due 07/01/2020	36	37
2.382% due 08/01/2035 - 09/01/2035	1,258	1,338
2.384% due 09/01/2037	56	60
2.388% due 06/01/2035	3,164	3,362
2.392% due 10/01/2035	614	654
2.395% due 12/01/2025	213	228
2.399% due 07/01/2033	9	10
2.400% due 11/01/2034	1,159	1,236
2.403% due 05/01/2037	23	24
2.411% due 05/01/2030	6	6
2.415% due 08/01/2035	31	32
2.420% due 02/01/2019 - 05/01/2033	184	192
2.425% due 08/01/2031	108	110
2.437% due 06/01/2034	11	12
2.440% due 11/01/2025	54	54
2.441% due 01/01/2036	435	461
2.443% due 01/01/2035	1,067	1,138
2.445% due 12/01/2033	346	366
2.450% due 10/01/2027	35	37
2.451% due 04/01/2024	162	163
2.455% due 06/01/2025	249	267
2.457% due 02/01/2028 - 04/01/2038	39	42
2.458% due 03/01/2035	752	800
2.460% due 08/01/2022 - 03/01/2026	17,841	16,995
2.463% due 06/01/2015	3	3
2.465% due 05/01/2035	10,291	10,901
2.471% due 06/01/2035	76	81
2.475% due 05/01/2022	4	4
2.483% due 02/01/2035	1,705	1,808
2.484% due 02/01/2035	1,399	1,492
2.485% due 11/01/2034 - 05/01/2035	8,374	8,920
2.488% due 08/01/2027	66	71
2.500% due 04/01/2027 - 04/01/2043	6,379	5,855
2.504% due 02/01/2035	2,156	2,293
2.507% due 04/01/2034	158	168
2.525% due 12/01/2035	7	8
2.527% due 07/01/2034 - 12/01/2036	2,167	2,305
2.530% due 10/01/2022 - 03/01/2034	21,632	21,019
2.538% due 06/01/2033	79	84
2.542% due 07/01/2017 - 10/01/2023	326	335
2.547% due 07/01/2035	1,607	1,713
2.550% due 02/01/2035 - 05/01/2035	1,796	1,914
2.551% due 03/01/2036	315	337
2.555% due 12/01/2023	28	29
2.560% due 02/01/2036	104	111
2.568% due 02/01/2024	28	30
2.577% due 09/01/2035	555	592
2.580% due 03/01/2035 - 01/01/2036	384	408
2.585% due 11/01/2023 - 02/01/2036	108	116

2.591% due 08/01/2023	31	32
2.604% due 01/01/2037	148	158
2.619% due 11/01/2024	687	720
2.633% due 12/01/2030	11	11
2.634% due 09/01/2017	184	190
2.640% due 06/01/2022	8,000	7,738
2.641% due 12/01/2017 - 04/01/2018	317	337
2.648% due 12/01/2027	192	205
2.657% due 10/01/2026	8	8
2.660% due 08/01/2022	5,153	4,965
2.661% due 12/01/2033	442	472
2.665% due 07/01/2022	5,850	5,658
2.670% due 08/01/2022	20,671	19,950
2.680% due 02/01/2022 - 06/01/2022	27,725	26,910
2.713% due 03/01/2036	262	282
2.722% due 04/01/2026	12	12
2.725% due 12/01/2026	10	11
2.732% due 01/01/2037	84	90
2.734% due 09/01/2019	312	323
2.740% due 08/01/2022	12,200	11,841
2.750% due 01/01/2018 - 09/01/2022	11,617	11,243
2.764% due 04/01/2035	1,654	1,743
2.770% due 06/01/2022	14,104	13,769
2.773% due 05/01/2023	147	150
2.780% due 06/01/2022 - 08/01/2022	15,230	14,842
2.789% due 02/01/2028	225	234
2.790% due 07/01/2022	4,395	4,285
2.800% due 03/01/2018 - 08/01/2022	12,560	12,286
2.820% due 04/01/2022 - 07/01/2022	24,019	23,539
2.825% due 02/01/2020	18	18
2.830% due 07/01/2022	3,623	3,541
2.850% due 05/01/2022	2,134	2,095
2.865% due 06/01/2035	625	665
2.870% due 03/01/2022 - 09/01/2027	197,416	171,600
2.875% due 10/01/2024 - 11/01/2027	42	44
2.894% due 02/01/2033	1	1
2.900% due 06/01/2020 - 05/01/2022	6,898	6,794
2.920% due 03/01/2022 - 07/01/2022	27,700	26,926
2.940% due 06/01/2022	8,300	8,174
2.960% due 05/01/2022 - 07/01/2022	6,950	6,828
2.965% due 09/01/2021	5	5
2.975% due 06/01/2019	1	1
2.990% due 06/01/2022	17,000	16,580
3.000% due 10/01/2020 - 06/01/2043	1,609,748	1,646,869
3.020% due 03/01/2023	99	102
3.025% due 11/01/2022	12	12
3.040% due 04/01/2022	3,150	3,120
3.044% due 05/01/2022	8,783	8,723
3.050% due 10/01/2020	19	19
3.120% due 04/01/2022	6,592	6,584
3.140% due 11/01/2021	8,688	8,737
3.157% due 05/01/2022	593	595
3.175% due 08/01/2022	433	440
3.184% due 02/01/2021	31	32
3.237% due 02/01/2021	28	28
3.330% due 11/01/2021 - 12/01/2021	35,196	35,774
3.380% due 11/01/2021 - 12/01/2023	48,264	47,921
3.385% due 08/01/2027	347	373
3.416% due 10/01/2020	406	421
3.420% due 11/01/2021	5,440	5,672
3.434% due 03/01/2022	66,873	68,493
3.450% due 01/01/2024	26,471	26,322
3.489% due 10/01/2027	112	120
3.492% due 07/01/2024	39	41
3.500% due 05/01/2014 - 11/01/2043	3,902,779	4,040,328
3.570% due 11/01/2021	2,822	3,023
3.632% due 12/01/2020	311	324
3.830% due 07/01/2021	300	315
3.840% due 05/01/2018	350	378
3.967% due 09/01/2028	85	88
3.980% due 07/01/2021	45,500	47,423
3.985% due 02/25/2033	999	761
4.000% due 07/01/2015 - 02/01/2044	25,973,847	26,806,373
4.250% due 05/01/2016	11,685	12,399
4.295% due 11/01/2021	30	30
4.374% due 02/01/2028	15	16
4.375% due 06/01/2021 - 03/01/2023	627	680
4.412% due 12/01/2036	454	481
4.500% due 01/01/2018 - 02/01/2044	19,259,825	20,430,999
4.501% due 07/01/2019	33,678	36,987
4.595% due 09/01/2034	410	436
4.865% due 03/01/2023	241	259
4.998% due 03/01/2024	12	12
5.000% due 02/13/2017 - 02/01/2044	1,712,829	1,876,034
5.009% due 06/01/2035	696	746
5.030% due 05/01/2024	2,175	2,334

5.063% due 10/01/2035	541	579
5.071% due 05/01/2035	95	102
5.081% due 11/01/2035	507	542
5.083% due 07/01/2035	508	546
5.085% due 09/01/2035	874	937
5.090% due 12/01/2035	582	623
5.091% due 09/01/2035	12	13
5.116% due 08/01/2035	992	1,066
5.128% due 11/01/2035	1,365	1,464
5.132% due 02/01/2016	133	143
5.169% due 08/01/2035	914	982
5.199% due 07/01/2035	889	956
5.208% due 11/01/2035	577	603
5.209% due 12/01/2035	155	166
5.213% due 06/01/2029	27	28
5.228% due 11/01/2035	2	2
5.235% due 07/01/2035	485	521
5.265% due 10/01/2035	1,117	1,201
5.284% due 10/01/2035	1,243	1,338
5.287% due 09/01/2035	1,075	1,156
5.290% due 11/25/2033	34	34
5.291% due 01/01/2036	747	803
5.309% due 08/01/2035	901	970
5.310% due 08/25/2033	527	534
5.360% due 09/01/2035	231	249
5.367% due 11/01/2035	1,042	1,123
5.370% due 08/25/2043	451	463
5.375% due 06/12/2017	144,300	165,088
5.385% due 10/01/2035	499	538
5.440% due 03/01/2036	696	748
5.500% due 06/01/2017 - 01/01/2044	3,649,030	4,017,737
5.506% due 10/01/2035	123	133
5.518% due 12/01/2035	720	776
5.590% due 02/01/2036	1,133	1,218
5.678% due 03/01/2036	644	693
5.689% due 06/01/2036	93	93
5.748% due 09/01/2014	168	170
5.750% due 12/20/2027 - 08/25/2034	1,522	1,588
5.765% due 04/01/2036	2	2
5.770% due 09/01/2037	5	5
5.790% due 10/01/2017	369	414
5.802% due 03/01/2036	856	924
5.905% due 02/25/2037 (a)	76	10
5.935% due 06/25/2037 (a)	1,788	227
5.963% due 12/25/2042	16,117	18,092
5.996% due 09/01/2036	14	15
6.000% due 02/01/2014 - 10/25/2044	1,872,725	2,078,865
6.035% due 03/25/2039 (a)	60,966	11,117
6.085% due 05/25/2037 - 01/25/2040 (a)	4,444	663
6.160% due 08/01/2017	142	155
6.250% due 07/01/2024 - 02/25/2029	627	707
6.290% due 02/25/2029	302	327
6.300% due 10/17/2038	2,385	2,441
6.335% due 02/25/2037 (a)	100	14
6.385% due 07/25/2036 (a)	2,133	366
6.411% due 10/25/2042	16,578	17,345
6.435% due 12/25/2036 - 06/25/2037 (a)	1,977	259
6.475% due 12/25/2036 (a)	741	117
6.485% due 07/25/2037 (a)	1,930	262
6.500% due 06/01/2015 - 02/25/2047	55,374	62,233
6.595% due 05/25/2037 (a)	145	23
6.750% due 10/25/2023	123	140
6.900% due 05/25/2023	16	18
7.000% due 01/01/2014 - 01/25/2048	11,115	12,443
7.022% due 08/25/2037	161	183
7.250% due 01/01/2023	50	56
7.335% due 09/25/2038 (a)	1,269	183
7.375% due 05/25/2022	404	471
7.500% due 10/01/2014 - 07/25/2041	3,847	4,157
7.750% due 01/25/2022	472	517
7.780% due 01/01/2018	1,812	1,908
7.800% due 10/25/2022 - 06/25/2026	104	122
8.000% due 06/01/2015 - 08/01/2032	7,945	9,310
8.000% due 08/18/2027 (a)	4	1
8.060% due 04/01/2030	1,530	1,797
8.080% due 04/01/2030	844	897
8.490% due 06/01/2025	717	773
8.500% due 06/01/2017 - 07/01/2037	1,895	2,174
8.500% due 01/01/2018 (a)	1	0
8.750% due 01/25/2021	74	83
8.760% due 03/25/2039	9	10
9.000% due 04/01/2017 - 11/01/2025	591	676
9.000% due 06/25/2022 (a)	18	4
9.250% due 04/25/2018	7	7
9.300% due 05/25/2018 - 08/25/2019	21	23
9.407% due 09/25/2028	77	81

9.500% due 01/01/2018 - 03/01/2026	291	326
9.779% due 11/25/2040	1	1
10.000% due 08/01/2017 - 05/01/2022	47	49
10.500% due 12/01/2016 - 04/01/2022	2	2
11.000% due 11/25/2017 - 11/01/2020	18	20
903.213% due 08/25/2021 (a)	0	2
1,000.000% due 04/25/2022 (a)	0	2
FDIC Structured Sale Guaranteed Notes
0.670% due 11/29/2037	11,040	11,029
2.980% due 12/06/2020	5,061	5,223
Federal Housing Administration
1.000% due 08/01/2020	242	236
6.896% due 07/01/2020	4,476	4,348
7.110% due 05/01/2019	796	795
7.315% due 08/01/2019	2,286	2,221
7.350% due 04/01/2019	11	11
7.375% due 02/01/2018	80	78
7.430% due 10/01/2018 - 05/01/2024	2,826	2,761
7.450% due 05/01/2021	1,600	1,565
7.460% due 01/01/2023	15	14
7.465% due 11/01/2019	1,108	1,108
Freddie Mac
0.205% due 12/25/2036	7,729	7,691
0.317% due 07/15/2019 - 08/15/2019	5,034	5,028
0.407% due 05/15/2036	17	17
0.417% due 07/15/2034	450	448
0.425% due 08/25/2031	405	397
0.467% due 02/15/2037	8	8
0.507% due 02/15/2037	68	68
0.517% due 12/15/2029	70	70
0.567% due 06/15/2018 - 05/15/2041	21,902	21,924
0.617% due 06/15/2023 - 12/15/2031	151	152
0.667% due 06/15/2030 - 12/15/2032	166	166
0.717% due 01/15/2042	200	202
0.737% due 06/15/2041 - 07/15/2041	26,760	26,960
0.747% due 05/15/2032 - 07/15/2037	9,656	9,739
0.750% due 01/12/2018	1,038,100	1,010,947
0.777% due 07/15/2037	1,460	1,468
0.837% due 08/15/2037	9,579	9,628
0.867% due 08/15/2037	3,204	3,219
0.875% due 03/07/2018	384,800	374,019
0.877% due 10/15/2037	4,936	4,962
0.887% due 05/15/2037 - 09/15/2037	4,750	4,764
0.897% due 05/15/2040	67	67
0.917% due 08/15/2036	120	120
1.000% due 02/10/2016 - 09/29/2017	2,415,360	2,414,016
1.017% due 11/15/2039	149	150
1.165% due 05/25/2043	7,780	7,972
1.167% due 02/15/2021	8	8
1.250% due 05/12/2017 - 10/02/2019	2,307,200	2,218,347
1.330% due 10/25/2023	96	95
1.342% due 02/25/2045	24,186	24,501
1.344% due 10/25/2044	9,957	10,086
1.544% due 07/25/2044	4,075	4,147
1.556% due 12/25/2018 (a)	292,803	19,313
1.625% due 04/01/2017 - 06/01/2017	2	2
1.665% due 06/25/2020 (a)	18,941	1,518
1.689% due 01/01/2022	40	40
1.750% due 05/30/2019	47,800	46,990
1.823% due 10/01/2023	30	31
1.858% due 03/01/2024	61	64
1.875% due 12/01/2016	26	26
1.898% due 06/01/2022	6	7
1.920% due 10/25/2023	482	501
1.945% due 02/01/2037	19	20
2.000% due 09/01/2018	30	30
2.014% due 09/01/2035	72	76
2.016% due 05/01/2023	63	63
2.039% due 10/01/2022	26	27
2.121% due 09/01/2035	31	33
2.140% due 05/01/2020	25	25
2.161% due 12/01/2026	318	329
2.166% due 06/01/2033	201	212
2.170% due 07/01/2023	36	37
2.171% due 05/01/2037	376	399
2.189% due 09/01/2023	103	103
2.190% due 07/01/2024	53	55
2.210% due 07/01/2020	79	79
2.222% due 07/01/2032 - 03/01/2035	1,138	1,210
2.235% due 07/01/2022	65	65
2.237% due 12/01/2022	5	5
2.250% due 02/01/2018 - 04/01/2023	29	29
2.265% due 11/01/2026	196	207
2.267% due 10/01/2035	447	478
2.288% due 11/01/2023	114	120
2.305% due 06/01/2022	197	204

2.309% due 04/01/2025	1	1
2.311% due 04/01/2025	46	46
2.312% due 06/01/2021	171	181
2.314% due 04/01/2025	6	6
2.315% due 08/01/2023	63	66
2.318% due 04/01/2024	279	297
2.323% due 10/25/2018	15	15
2.329% due 06/01/2022	54	55
2.335% due 06/01/2024	219	233
2.337% due 09/01/2028	1	1
2.345% due 08/01/2035	392	418
2.346% due 02/01/2025	10	11
2.350% due 07/01/2024	42	45
2.351% due 10/01/2026	179	190
2.359% due 11/01/2035	9,634	10,245
2.360% due 08/01/2023 - 09/01/2023	255	265
2.361% due 10/01/2035	11,491	12,214
2.362% due 05/01/2023 - 09/01/2035	3,756	3,973
2.365% due 05/01/2022 - 11/01/2023	251	261
2.368% due 01/01/2034	3,047	3,225
2.369% due 07/01/2025 - 11/01/2028	530	561
2.374% due 04/01/2029	83	86
2.375% due 01/01/2019 - 08/01/2035	770,668	739,264
2.385% due 09/01/2023	309	329
2.386% due 08/01/2035	45	48
2.388% due 05/01/2023	35	36
2.398% due 10/01/2035	15,015	15,879
2.401% due 05/01/2027	12	13
2.402% due 07/01/2023 - 10/01/2024	108	111
2.403% due 09/01/2035	177	187
2.414% due 04/01/2036	650	693
2.418% due 08/01/2035	24	26
2.420% due 10/01/2035	8,048	8,620
2.425% due 10/01/2023	127	135
2.428% due 02/01/2026	306	328
2.449% due 02/01/2036	359	380
2.455% due 08/01/2023	529	565
2.457% due 01/01/2036	5	5
2.460% due 05/01/2035	12,189	13,039
2.468% due 10/01/2024 - 06/01/2035	24,208	25,865
2.480% due 02/01/2021	4	4
2.481% due 10/01/2023	40	40
2.482% due 07/01/2027 - 01/01/2028	30	32
2.486% due 02/01/2023	56	58
2.491% due 10/01/2020	4	4
2.493% due 05/01/2037	91	97
2.494% due 09/01/2023	215	226
2.495% due 10/01/2035 - 05/01/2037	14,844	15,732
2.500% due 12/01/2023 - 03/01/2035	190	196
2.502% due 06/01/2037	25	27
2.503% due 08/01/2035	144	154
2.514% due 07/01/2035	5,404	5,722
2.527% due 06/01/2020 - 02/01/2037	58	59
2.530% due 01/01/2019 - 07/01/2033	39	40
2.533% due 07/01/2030	498	516
2.534% due 09/01/2037	16	17
2.542% due 10/01/2023	64	65
2.565% due 01/01/2037	142	152
2.569% due 07/01/2036	6	6
2.590% due 03/01/2035	17	18
2.613% due 07/01/2035	5,517	5,869
2.618% due 11/01/2034	335	357
2.620% due 05/01/2036	386	408
2.622% due 01/01/2024	14	14
2.625% due 04/01/2036	5	5
2.628% due 08/01/2023	32	32
2.643% due 07/01/2032	60	64
2.645% due 01/01/2035	192	195
2.670% due 06/01/2030	317	338
2.739% due 05/01/2021	437	450
2.753% due 07/01/2019	92	92
2.804% due 12/01/2037	113	122
2.827% due 03/01/2021	196	198
2.871% due 03/01/2022	346	367
2.879% due 05/01/2020	8	8
2.917% due 12/01/2018	136	136
2.966% due 07/01/2019	2	2
3.000% due 03/01/2027	44	44
3.075% due 01/01/2019	1	1
3.088% due 08/15/2032	2,957	3,100
3.105% due 05/01/2018	29	31
3.137% due 01/01/2021	18	18
3.142% due 04/01/2029	19	20
3.222% due 05/01/2018	74	75
3.250% due 05/01/2023 - 11/15/2025	137	130
3.345% due 05/01/2018	99	101

3.350% due 11/15/2025	500	477
3.500% due 09/01/2018 - 08/15/2042	20,028	16,534
3.750% due 03/27/2019	207,500	226,331
4.000% due 09/15/2018 - 01/01/2044	603,176	618,083
4.150% due 06/15/2030	570	549
4.405% due 10/01/2020	18	18
4.500% due 03/01/2018 - 01/01/2044	2,054,549	2,179,552
4.833% due 10/01/2035	262	281
5.000% due 10/01/2016 - 07/01/2040	53,416	57,097
5.013% due 10/01/2035	540	576
5.305% due 12/01/2035	888	956
5.367% due 02/01/2038	8	8
5.426% due 11/01/2035	451	485
5.500% due 08/23/2017 - 07/01/2047	321,069	351,638
5.534% due 03/01/2036	425	442
5.818% due 04/01/2036	744	805
5.950% due 06/15/2028	26,102	28,901
6.000% due 04/01/2014 - 05/01/2040	501,917	554,844
6.083% due 02/15/2038 (a)	1,363	184
6.133% due 05/15/2039 (a)	1,051	152
6.250% due 12/15/2028	422	466
6.283% due 03/15/2037 (a)	550	84
6.333% due 08/15/2036 (a)	425	75
6.413% due 09/15/2036 (a)	600	96
6.483% due 11/15/2036 (a)	23,791	3,807
6.500% due 06/01/2014 - 10/25/2043	118,721	129,714
6.950% due 07/15/2021 - 08/15/2021	45	50
7.000% due 01/01/2014 - 10/25/2043	19,620	22,224
7.000% due 09/15/2023 (a)	9	2
7.400% due 02/01/2021	360	360
7.500% due 02/01/2016 - 11/01/2037	7,613	8,789
7.645% due 05/01/2025	6,172	7,147
7.800% due 09/15/2020	3	3
8.000% due 08/01/2016 - 06/01/2030	1,294	1,483
8.250% due 06/15/2022	85	97
8.500% due 07/01/2014 - 06/01/2030	801	907
8.750% due 12/15/2020	42	49
8.828% due 11/15/2033	987	1,076
8.900% due 11/15/2020	221	248
9.000% due 08/01/2016 - 07/01/2030	265	298
9.000% due 05/01/2022 (a)	2	0
9.250% due 07/01/2017	1	1
9.500% due 09/01/2016 - 12/01/2022	178	196
9.567% due 01/15/2041	41,643	41,019
10.000% due 06/01/2017 - 03/01/2021	10	10
10.500% due 10/01/2017 - 01/01/2021	4	4
11.000% due 07/25/2018 - 05/01/2020	1	2
11.550% due 09/15/2041	25	26
12.700% due 02/15/2041	6	6
20.230% due 05/15/2033	658	888
37.640% due 08/15/2037	1,669	3,190
884.500% due 01/15/2021 (a)	0	1
1,007.500% due 02/15/2022 (a)	0	1
Ginnie Mae
0.467% due 05/20/2037	32,963	33,027
0.567% due 06/16/2031 - 03/16/2032	267	268
0.617% due 11/16/2029 - 10/16/2030	245	247
0.667% due 02/16/2030 - 04/16/2032	1,393	1,406
0.717% due 12/16/2025	43	44
0.767% due 02/16/2030	1,108	1,122
0.817% due 02/16/2030	466	474
1.040% due 02/20/2060	46,497	46,796
1.117% due 03/20/2031	72	73
1.359% due 11/16/2043 (a)	163,097	11,616
1.625% due 02/20/2017 - 07/20/2034	58,651	60,845
2.000% due 05/20/2017 - 08/20/2030	9,848	10,251
2.125% due 01/20/2025	11	11
2.500% due 06/20/2021 - 04/20/2041	13,958	14,573
3.000% due 12/20/2018 - 07/15/2043	154	159
3.500% due 12/20/2017 - 02/15/2041	67	70
3.950% due 07/15/2025	116	120
4.000% due 12/20/2015 - 05/20/2041	4,346	4,175
4.500% due 11/16/2028 - 08/15/2033	2,357	2,550
4.750% due 07/20/2035	2,200	2,318
5.000% due 02/20/2031 - 01/01/2044	48,251	52,448
5.196% due 10/16/2037	1,079	1,143
5.244% due 04/16/2038	779	796
5.500% due 05/20/2017 - 03/16/2034	1,678	1,862
6.000% due 01/15/2014 - 12/20/2041	18,603	20,805
6.250% due 03/16/2029	271	286
6.375% due 03/20/2028	881	914
6.433% due 07/16/2031 - 08/16/2033 (a)	1,921	372
6.500% due 11/15/2023 - 09/20/2038	21,624	24,055
6.750% due 06/20/2028 - 10/16/2040	7,990	8,629
7.000% due 08/15/2014 - 10/15/2034	2,890	3,290
7.500% due 05/20/2017 - 02/15/2035	1,974	2,326

7.750% due 08/20/2025 - 12/15/2040	1,492	1,595
8.000% due 01/15/2017 - 10/20/2031	655	740
8.250% due 04/15/2020	27	32
8.300% due 06/15/2019	8	9
8.500% due 07/15/2016 - 04/15/2031	435	486
9.000% due 04/20/2016 - 01/15/2031	427	464
9.500% due 09/15/2016 - 12/15/2026	185	196
10.000% due 08/15/2015 - 02/15/2025	110	118
10.250% due 02/20/2019	6	6
10.500% due 12/15/2015 - 09/15/2021	33	33
11.000% due 12/15/2015 - 09/15/2017	1	2
12.000% due 04/20/2014 - 05/15/2016	1	1
13.500% due 09/15/2014	1	1
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	62	62
1.000% due 03/25/2025 - 07/25/2025	59	59
1.100% due 01/25/2019 - 11/25/2024	51	52
3.870% due 01/01/2014	46	46
4.120% due 03/10/2014	93	93
4.190% due 03/01/2030	19,248	20,210
4.330% due 07/01/2014	15	16
4.340% due 03/01/2024	102	108
4.350% due 07/01/2023	309	328
4.430% due 05/01/2029	3,904	4,167
4.504% due 02/10/2014	5	6
4.580% due 03/01/2018	243	257
4.625% due 02/01/2025	679	722
4.684% due 09/10/2014	1,585	1,624
4.750% due 07/01/2025	2,469	2,633
4.754% due 08/10/2014	379	385
4.770% due 04/01/2024	420	448
4.840% due 02/01/2023 - 05/01/2025	9,042	9,640
4.870% due 12/01/2024	831	890
4.890% due 12/01/2023	464	503
4.930% due 01/01/2024	1,093	1,176
4.950% due 03/01/2025	1,014	1,083
4.980% due 11/01/2023	3,081	3,349
5.090% due 10/01/2025	359	384
5.110% due 05/01/2017 - 08/01/2025	955	1,027
5.120% due 11/01/2017	50	53
5.130% due 09/01/2023	2,305	2,479
5.160% due 02/01/2028	2,024	2,196
5.170% due 01/01/2028	1,508	1,637
5.190% due 01/01/2017 - 07/01/2024	200	213
5.200% due 11/01/2015	55	57
5.230% due 11/01/2016	75	78
5.240% due 08/01/2023	289	312
5.290% due 12/01/2027	39,989	43,518
5.310% due 05/01/2027	218	238
5.320% due 04/01/2027	266	290
5.340% due 11/01/2021	1,792	1,945
5.370% due 09/01/2016	79	82
5.471% due 03/10/2018	330	358
5.490% due 05/01/2028	15,642	17,174
5.510% due 11/01/2027	491	539
5.520% due 06/01/2024	2,997	3,270
5.600% due 09/01/2028	5,163	5,758
5.680% due 05/01/2016 - 06/01/2028	14,609	16,392
5.725% due 09/10/2018	9,680	10,409
5.780% due 08/01/2027	49	55
5.820% due 07/01/2027	1,933	2,141
5.870% due 07/01/2028	497	558
5.902% due 02/10/2018	2,577	2,810
6.020% due 08/01/2028	510	574
6.070% due 07/01/2026	718	800
6.340% due 03/01/2021	2,580	2,807
6.440% due 02/01/2021	579	630
6.700% due 12/01/2016	575	601
6.900% due 12/01/2020	658	724
6.950% due 11/01/2016	127	134
7.060% due 11/01/2019	347	378
7.150% due 03/01/2017	220	234
7.190% due 12/01/2019	128	141
7.200% due 10/01/2019	221	242
7.220% due 11/01/2020	180	192
7.500% due 04/01/2017	130	137
7.630% due 06/01/2020	924	1,027
7.700% due 07/01/2016	60	63
Vendee Mortgage Trust
0.430% due 06/15/2023 (a)	10,551	129
6.500% due 09/15/2024	8,053	9,116

6.510% due 01/15/2030	1,260	1,432

Total U.S. Government Agencies (Cost $77,013,545)		76,793,091

U.S. TREASURY OBLIGATIONS 34.1%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2017	116,705	120,029
0.125% due 04/15/2018	7,982	8,143
0.125% due 01/15/2022	2,592,622	2,491,144
0.125% due 07/15/2022	2,580,309	2,471,351
0.125% due 01/15/2023	294,868	278,385
0.625% due 07/15/2021	4,924,698	4,999,528
1.125% due 01/15/2021	361,233	379,647
1.250% due 04/15/2014 (m)	82,766	83,351
1.250% due 07/15/2020	752,836	805,593
1.375% due 01/15/2020	427,464	459,190
1.750% due 01/15/2028	2,452,539	2,624,886
2.000% due 07/15/2014	189,565	193,868
2.000% due 01/15/2026	2,371,972	2,627,514
2.375% due 01/15/2025	3,304,536	3,799,185
2.375% due 01/15/2027	3,048,453	3,511,556
2.500% due 01/15/2029	2,922,837	3,431,591
3.625% due 04/15/2028	247,415	327,168
3.875% due 04/15/2029	518,577	710,552
U.S. Treasury Notes
0.250% due 12/31/2015 (i)	425,900	424,785
0.375% due 01/15/2016	708,600	708,379
0.500% due 12/15/2016 (i)	7,836,000	7,803,857
0.500% due 07/31/2017	787,100	770,435
0.625% due 07/15/2016	331,000	331,401
0.625% due 10/15/2016 (i)(m)	2,096,900	2,093,050
0.625% due 11/15/2016 (i)	1,786,500	1,781,057
0.625% due 05/31/2017 (m)	1,335,153	1,317,837
0.625% due 08/31/2017	371,200	364,240
0.625% due 09/30/2017	800	783
0.750% due 10/31/2017	300	294
0.750% due 12/31/2017 (k)(m)	383,300	374,736
0.750% due 02/28/2018 (k)	4,731,000	4,605,146
0.750% due 03/31/2018	3,695,900	3,590,075
0.875% due 09/15/2016	1,389,700	1,398,006
0.875% due 12/31/2016	747,600	749,352
0.875% due 01/31/2017	1,543,800	1,545,489
0.875% due 02/28/2017	2,388,600	2,388,227
0.875% due 04/30/2017	1,989,200	1,983,294
1.000% due 08/31/2016	139,600	140,909
1.000% due 03/31/2017	919,600	921,720
1.000% due 05/31/2018 (m)	531,400	519,651
1.250% due 10/31/2018 (i)(m)	3,943,500	3,864,169
1.250% due 11/30/2018 (i)	5,897,700	5,768,458
1.375% due 07/31/2018	445,100	440,910
1.500% due 07/31/2016	296,400	303,173
1.500% due 08/31/2018 (i)(k)(m)	4,871,000	4,844,171
1.500% due 12/31/2018 (i)	1,658,600	1,639,098
1.750% due 05/31/2016	87,300	89,837
3.000% due 02/28/2017 (m)	69,700	74,282
3.125% due 01/31/2017	35,100	37,530
3.250% due 03/31/2017	191,700	206,048

Total U.S. Treasury Obligations (Cost $83,111,238)		80,403,080

MORTGAGE-BACKED SECURITIES 6.4%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	3,972	4,136
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	322	328
Adjustable Rate Mortgage Trust
0.705% due 11/25/2035	43	35
1.315% due 03/25/2035	9,971	7,830
2.446% due 01/25/2035	566	560
2.577% due 07/25/2035	2,395	2,203
2.656% due 03/25/2035	6,631	6,199
2.684% due 09/25/2035	4,304	3,407
2.724% due 11/25/2035 ^	996	855
2.801% due 09/25/2035	544	483
2.802% due 11/25/2035	8,870	8,170
2.828% due 01/25/2036	4,068	3,456
2.874% due 08/25/2035	5,201	4,817
3.056% due 03/25/2036	415	316
3.178% due 07/25/2035	8,048	7,447
4.927% due 01/25/2036	11,578	10,651
4.987% due 10/25/2035	17,407	15,730
American Home Mortgage Assets Trust
0.285% due 10/25/2046	24,424	17,293
0.355% due 05/25/2046	33,197	24,538
0.355% due 09/25/2046	19,395	13,787

0.375% due 10/25/2046		20,099	13,116
0.843% due 02/25/2047		43,448	26,865
1.064% due 11/25/2046		88,170	45,411
1.068% due 10/25/2046		22,219	15,807
1.103% due 09/25/2046		5,880	3,999
2.562% due 11/25/2035 ^		15,059	10,978
American Home Mortgage Investment Trust
0.465% due 02/25/2045		2,175	2,144
0.905% due 10/25/2034		26	26
1.849% due 09/25/2045		15,009	14,084
1.974% due 09/25/2035		359	357
2.099% due 12/25/2035		3,606	2,600
2.099% due 11/25/2045 ^		11,627	9,159
2.173% due 10/25/2034		17,580	17,357
2.355% due 02/25/2045		13,171	13,081
Arkle Master Issuer PLC
1.717% due 05/17/2060	EUR	400	559
1.938% due 05/17/2060		$60,700	61,876
Arran Residential Mortgages Funding PLC
1.617% due 05/16/2047	EUR	267,760	373,585
Banc of America Alternative Loan Trust
0.565% due 05/25/2035		$1,633	1,253
5.000% due 08/25/2019		690	711
5.500% due 06/25/2037		2,406	1,786
6.000% due 11/25/2035		2,266	1,954
6.000% due 07/25/2046		3,949	3,274
Banc of America Commercial Mortgage Trust
5.369% due 10/10/2045		9,200	9,428
5.414% due 09/10/2047		15,400	16,730
5.449% due 01/15/2049		280	280
5.451% due 01/15/2049		5,410	5,863
5.623% due 04/10/2049		9,454	10,492
5.633% due 04/10/2049		1,016	1,020
5.649% due 06/10/2049		22,022	24,280
5.734% due 05/10/2045		29,100	31,767
5.889% due 07/10/2044		597	650
Banc of America Funding Corp.
0.265% due 04/25/2037		569	407
0.357% due 10/20/2036		26,460	19,114
0.357% due 10/20/2046 ^		4,978	3,717
0.375% due 04/25/2037		5,462	3,595
0.377% due 04/20/2047		8,624	6,671
0.407% due 04/20/2035		2,125	1,887
0.457% due 05/20/2035		1,673	1,118
0.467% due 02/20/2035		1,754	1,713
0.565% due 05/25/2037		4,972	3,392
2.583% due 11/20/2034		1,515	1,428
2.631% due 02/20/2036		4,845	4,800
2.632% due 05/25/2035		138,104	140,219
2.669% due 03/20/2035		1,953	1,967
2.695% due 02/20/2036		2,009	1,605
2.722% due 10/20/2046 ^		3,447	2,762
2.745% due 11/20/2035 ^		2,951	2,747
2.827% due 11/20/2034		8,206	7,813
2.872% due 03/20/2036		1,340	1,208
3.694% due 01/20/2047 ^		208	167
5.259% due 05/20/2036		8,678	8,499
5.359% due 05/20/2036		9,668	9,299
5.500% due 09/25/2034		14,445	14,789
5.500% due 09/25/2035		16,720	17,106
5.500% due 01/25/2036		6,049	5,916
5.521% due 04/20/2036 ^		10,840	9,574
5.561% due 05/20/2036 ^		4,360	3,966
5.578% due 03/20/2036		580	543
5.694% due 10/20/2046		5,726	5,152
5.750% due 07/20/2036		5,500	5,310
5.750% due 09/25/2036		4,772	4,733
5.753% due 10/25/2036 ^		1,447	1,170
5.773% due 09/20/2034		840	848
5.837% due 01/25/2037		1,184	939
5.888% due 04/25/2037 ^		3,808	3,160
6.000% due 09/25/2036		11,594	11,316
6.000% due 09/25/2036 ^		12,991	11,703
6.000% due 08/25/2037 ^		11,840	10,236
Banc of America Mortgage Trust
0.865% due 11/25/2035		693	657
2.495% due 11/25/2034		2,994	2,969
2.623% due 07/25/2034		279	281
2.733% due 07/25/2035		4,167	3,960
2.739% due 12/25/2033		2,335	2,342
2.739% due 07/25/2035		2,929	2,801
2.748% due 07/25/2033		175	176
2.752% due 11/25/2035		1,709	1,583
2.772% due 09/25/2033		1,614	1,618
2.791% due 08/25/2035		16,342	15,022
2.794% due 06/25/2035		5,737	5,309

2.794% due 12/25/2035 ^	10,665	9,567
2.835% due 01/25/2036	6,795	5,646
2.843% due 03/25/2035	15,337	14,264
2.862% due 05/25/2035	22,540	20,605
2.867% due 05/25/2034	1,169	1,154
2.872% due 01/25/2035	2,965	2,915
2.875% due 05/25/2033	1,829	1,809
2.926% due 04/25/2034	217	218
2.932% due 02/25/2036 ^	2,487	2,122
2.944% due 02/25/2035	3,449	3,420
3.439% due 07/20/2032	847	854
4.442% due 11/25/2034	1,532	1,506
4.628% due 11/25/2034	2,541	2,233
5.019% due 02/25/2035	3,101	3,032
5.211% due 07/25/2035	1,734	1,707
5.311% due 04/25/2035	2,975	2,893
5.500% due 12/25/2020	851	875
5.500% due 11/25/2035	875	875
5.500% due 05/25/2037	1,081	904
6.000% due 10/25/2036 ^	7,628	6,753
6.000% due 07/25/2046 ^	3,336	3,032
6.500% due 10/25/2031	68	72
6.500% due 09/25/2033	3,255	3,371
Banc of America Re-REMIC Trust
5.611% due 06/24/2050	35,400	38,811
5.633% due 02/17/2051	91,308	97,825
5.920% due 02/15/2051	40,000	44,444
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.501% due 07/10/2043	185	185
4.742% due 07/10/2043	8	8
4.811% due 12/10/2042	10	10
4.933% due 07/10/2045	250	263
5.115% due 10/10/2045	200	212
5.556% due 06/10/2039	236	238
Bayview Commercial Asset Trust
0.595% due 08/25/2034	552	512
BCAP LLC Trust
0.305% due 11/26/2036	8,352	7,108
0.325% due 11/26/2036	30,000	22,691
0.335% due 09/26/2035	3,443	3,390
0.335% due 01/25/2037 ^	55,033	40,150
0.336% due 08/26/2046	3,000	2,465
0.385% due 05/25/2047	24,366	17,857
0.495% due 11/26/2035	7,292	6,104
0.497% due 11/26/2035	9,063	7,354
0.905% due 01/26/2047	25,492	22,094
2.487% due 02/26/2036	11,431	11,186
2.599% due 10/26/2036	7,191	6,245
2.858% due 03/26/2037	6,183	6,168
2.893% due 05/26/2036	16,093	11,957
4.751% due 07/26/2037	23,569	21,229
5.000% due 01/26/2021	11,593	12,141
5.222% due 03/26/2037	35,740	32,991
5.250% due 06/26/2036	82,245	75,411
5.250% due 09/26/2036	24,073	21,205
5.250% due 04/26/2037	86,606	80,867
5.250% due 06/26/2037	9,162	9,140
5.250% due 08/26/2037	15,123	15,354
5.500% due 11/25/2034	13,287	12,624
BCRR Trust
5.858% due 07/17/2040	9,937	10,646
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035	1,986	1,992
2.250% due 08/25/2035	123	124
2.263% due 04/25/2033	4,057	4,030
2.363% due 02/25/2033	816	817
2.380% due 02/25/2036	11,171	11,078
2.398% due 04/25/2034	4,426	4,349
2.401% due 02/25/2036 ^	20,067	14,058
2.405% due 04/25/2033	1,852	1,868
2.430% due 10/25/2035	34,829	34,330
2.512% due 05/25/2033	1,117	1,117
2.523% due 10/25/2033	28	28
2.547% due 01/25/2035	45	44
2.548% due 08/25/2033	34	33
2.572% due 04/25/2033	154	157
2.581% due 08/25/2033	646	654
2.588% due 01/25/2035	1,239	1,200
2.600% due 03/25/2035	13,533	13,658
2.652% due 11/25/2034	1,380	1,367
2.660% due 10/25/2035	106,112	106,612
2.703% due 08/25/2035	19,410	17,702
2.730% due 05/25/2034	18	17
2.733% due 08/25/2035^	7,152	6,139
2.738% due 04/25/2033	863	861
2.743% due 11/25/2030	2,242	2,262

2.747% due 11/25/2034	6,681	6,567
2.761% due 01/25/2034	3,893	3,908
2.767% due 03/25/2035	5,202	5,084
2.770% due 05/25/2034	16	16
2.786% due 01/25/2034	2,610	2,595
2.793% due 03/25/2035	1,751	1,750
2.812% due 02/25/2047	7,059	5,668
2.814% due 03/25/2035	4,545	4,119
2.817% due 05/25/2034	94	90
2.822% due 01/25/2034	44	43
2.830% due 04/25/2034	2,491	2,463
2.831% due 02/25/2034	2,285	2,248
2.832% due 09/25/2034	3,102	2,922
2.838% due 02/25/2033	98	91
2.848% due 01/25/2035	262	260
2.861% due 05/25/2047 ^	43,490	36,569
2.875% due 04/25/2034	75	73
2.912% due 07/25/2034	415	405
3.082% due 11/25/2034	3,327	3,390
3.141% due 12/25/2035	4,252	4,266
4.592% due 07/25/2034	1,125	1,119
5.145% due 08/25/2035	20,955	21,198
5.179% due 08/25/2035	3,994	3,495
5.376% due 02/25/2036	2,975	2,800
Bear Stearns Alt-A Trust
0.325% due 02/25/2034	4,441	4,193
0.325% due 01/25/2047	7,434	4,288
0.365% due 02/25/2034	62	41
0.485% due 08/25/2036	23,999	16,112
0.505% due 08/25/2036	6,854	4,002
0.605% due 04/25/2035	2,407	2,200
0.645% due 02/25/2036	3,274	2,478
0.665% due 03/25/2035	710	681
0.845% due 09/25/2034	1,722	1,697
0.865% due 09/25/2034	3,256	3,166
2.328% due 01/25/2036 ^	19,558	13,970
2.362% due 10/25/2033	128	117
2.378% due 02/25/2034	169	167
2.383% due 12/25/2033	2,236	2,259
2.438% due 03/25/2036	27,545	19,894
2.474% due 04/25/2035	20	19
2.481% due 02/25/2036 ^	2,083	1,399
2.484% due 08/25/2036 ^	6,757	2,816
2.598% due 11/25/2036	86	60
2.600% due 02/25/2034	4,655	4,574
2.649% due 05/25/2035	126,662	120,573
2.672% due 11/25/2036	2,138	1,580
2.690% due 01/25/2035	4,083	3,278
2.700% due 03/25/2036 ^	14,693	10,252
2.706% due 03/25/2036	8,650	5,687
2.708% due 09/25/2035	52,247	45,914
2.801% due 09/25/2034	1,475	1,316
2.801% due 08/25/2036 ^	106	75
2.931% due 05/25/2036	14,715	8,608
4.387% due 11/25/2036 ^	523	401
4.998% due 11/25/2035 ^	9,841	7,640
5.391% due 12/25/2046 ^	1,361	1,043
Bear Stearns Commercial Mortgage Securities Trust
4.715% due 02/11/2041	609	608
4.825% due 11/11/2041	10,000	10,239
4.868% due 09/11/2042	17,825	17,952
4.871% due 09/11/2042	100	105
4.980% due 02/11/2041	85	86
5.116% due 02/11/2041	882	914
5.331% due 02/11/2044	51,225	55,723
5.382% due 12/11/2040	8,457	8,504
5.405% due 12/11/2040	565	600
5.439% due 03/11/2039	13,950	15,035
5.468% due 06/11/2041	58	59
5.654% due 06/11/2040	1,858	1,860
5.687% due 09/11/2038	135	135
5.703% due 06/11/2050	967	999
5.706% due 06/11/2040	13,073	14,650
5.712% due 09/11/2038	300	328
7.000% due 05/20/2030	6,516	7,245
Bear Stearns Mortgage Securities, Inc.
2.540% due 06/25/2030	25	26
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036	5,209	3,979
2.591% due 12/26/2046	4,399	2,660
Bella Vista Mortgage Trust
0.417% due 05/20/2045	47	38
Chase Mortgage Finance Trust
2.536% due 12/25/2035	38,035	34,228
2.559% due 12/25/2035	6,453	5,866
2.663% due 03/25/2037	13,342	12,283

2.704% due 09/25/2036	1,491	1,248
2.710% due 02/25/2037	82	82
2.719% due 02/25/2037	1,103	1,101
2.722% due 02/25/2037	142	142
2.730% due 02/25/2037	904	902
2.760% due 02/25/2037	2,524	2,417
2.794% due 02/25/2037	8,645	8,180
3.715% due 03/25/2037	11,144	9,439
4.834% due 01/25/2036 ^	23,284	22,074
5.008% due 12/25/2035	4,528	4,486
5.299% due 03/25/2037	444	417
5.500% due 12/25/2022	11,298	11,428
5.500% due 03/25/2037	62	61
6.000% due 11/25/2036 ^	3,238	2,743
6.000% due 02/25/2037 ^	1,954	1,759
6.000% due 03/25/2037 ^	14,793	13,128
Chaseflex Trust
0.315% due 06/25/2036	5,572	5,375
0.505% due 08/25/2037	16,339	11,384
0.665% due 06/25/2035	4,217	2,912
6.000% due 02/25/2037 ^	3,327	2,819
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.345% due 05/25/2036	2,530	2,187
0.395% due 05/25/2036	9,825	8,552
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	1,571	1,572
5.500% due 08/25/2022	281	286
5.500% due 12/25/2022	210	212
5.500% due 02/25/2026	555	570
5.500% due 04/25/2037	1,724	1,732
5.750% due 09/25/2037	2,044	2,039
6.000% due 06/25/2036	6,942	7,236
6.000% due 08/25/2036	2,285	2,274
6.000% due 04/25/2037	47,015	46,046
6.000% due 05/25/2037	5,080	5,067
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	382
5.705% due 12/10/2049	500	515
5.778% due 03/15/2049	425	461
5.810% due 06/14/2050	400	444
Citigroup Mortgage Loan Trust, Inc.
0.235% due 01/25/2037	949	574
0.965% due 08/25/2035	4,531	3,602
1.940% due 09/25/2035	5,587	5,553
2.200% due 09/25/2035	14,177	14,017
2.290% due 09/25/2035	44,666	43,907
2.510% due 10/25/2035	38,120	37,365
2.540% due 05/25/2035	290	282
2.550% due 10/25/2035	16,031	15,565
2.591% due 07/25/2046 ^	7,776	6,187
2.594% due 12/25/2035 ^	3,438	2,351
2.613% due 08/25/2035	48,078	47,462
2.630% due 05/25/2035	3,385	3,252
2.688% due 09/25/2034	1,037	1,042
2.754% due 07/25/2037 ^	72	60
2.770% due 02/25/2034	3,977	3,930
2.845% due 09/25/2037 ^	52,413	43,299
4.994% due 09/25/2035	59,502	56,604
5.255% due 08/25/2035	9,490	9,327
5.500% due 11/25/2035 ^	3,834	3,430
5.531% due 04/25/2037	5,396	4,732
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	1,686	1,686
5.218% due 07/15/2044	900	955
5.304% due 01/15/2046	29,565	31,618
5.305% due 01/15/2046	66,784	71,578
5.322% due 12/11/2049	34,250	37,558
5.617% due 10/15/2048	3,720	4,058
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	2,643	2,714
6.000% due 09/25/2036	928	796
6.000% due 06/25/2037 ^	12,923	10,757
6.000% due 06/25/2037	2,328	1,937
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	158	176
Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	4	4
Commercial Mortgage Lease-Backed Certificates
6.746% due 06/20/2031	1,364	1,432
Commercial Mortgage Loan Trust
6.007% due 12/10/2049	43,265	48,119
Commercial Mortgage Trust
0.347% due 06/15/2022	6,097	6,038
2.972% due 08/10/2046	290	297
4.210% due 08/10/2046	830	856
5.116% due 06/10/2044	250	263

5.543% due 12/11/2049	19,400	21,315
Community Program Loan Trust
4.500% due 04/01/2029	17,291	17,501
Countrywide Alternative Loan Trust
0.305% due 04/25/2047	16,482	13,987
0.325% due 12/25/2046 ^	6,486	5,807
0.335% due 11/25/2036	8,500	7,116
0.335% due 01/25/2037 ^	2,071	1,678
0.335% due 06/25/2046	3,094	2,491
0.335% due 05/25/2047	63,984	54,800
0.345% due 05/25/2047	7,819	6,353
0.347% due 02/20/2047	1,273	845
0.355% due 08/25/2046	101,099	74,575
0.355% due 09/25/2046 ^	27,122	19,741
0.355% due 10/25/2046	26,184	24,671
0.357% due 09/20/2046	38,374	27,984
0.357% due 03/20/2047	62,437	46,039
0.362% due 12/20/2046	89,513	64,033
0.365% due 05/25/2036	2,395	1,846
0.365% due 06/25/2037	15	12
0.365% due 04/25/2047	12,985	9,789
0.375% due 05/25/2035	258	218
0.375% due 07/25/2046	5,640	4,696
0.377% due 03/20/2046	2,638	1,909
0.377% due 05/20/2046	1,546	1,076
0.377% due 07/20/2046 ^	28,498	17,185
0.415% due 09/25/2046 ^	960	208
0.415% due 10/25/2046 ^	305	115
0.425% due 07/25/2035	5,150	4,460
0.425% due 12/25/2035	1,722	1,489
0.425% due 07/25/2036	30,300	16,416
0.425% due 07/25/2046 ^	646	173
0.435% due 05/25/2036 ^	172	61
0.445% due 12/25/2035	43	37
0.445% due 02/25/2037	4,598	3,494
0.445% due 10/25/2046	11,000	7,314
0.455% due 11/25/2035	1,675	1,233
0.495% due 09/25/2035	2,374	1,896
0.497% due 11/20/2035	36,943	28,421
0.515% due 09/25/2035	2,949	2,516
0.515% due 06/25/2036	3,500	2,404
0.515% due 05/25/2037 ^	381	253
0.545% due 08/25/2036	4,265	4,233
0.615% due 08/25/2033	41	40
0.615% due 09/25/2034	102	102
0.715% due 08/25/2034	69	62
0.715% due 10/25/2036 ^	6,343	4,153
0.745% due 06/25/2034	4,398	4,182
0.865% due 10/25/2035	3,159	2,496
0.949% due 08/25/2046	21,267	15,955
0.965% due 12/25/2035	4,816	3,768
1.071% due 12/25/2035	1,030	784
1.128% due 02/25/2036	889	747
1.165% due 08/25/2035	26,574	19,426
1.228% due 08/25/2035	348	236
1.265% due 02/25/2036 ^	9,910	7,955
1.465% due 10/25/2035	40,844	33,258
1.485% due 11/25/2035	1,977	1,497
1.528% due 08/25/2035	2,784	2,493
2.025% due 11/25/2035	857	667
2.820% due 02/25/2037 ^	41,332	35,741
4.884% due 10/25/2035 ^	1,966	1,643
5.000% due 08/25/2019	2	2
5.000% due 01/25/2035	24	24
5.250% due 10/25/2033	8,700	8,974
5.250% due 06/25/2035 ^	1,334	1,153
5.350% due 11/25/2035 ^	2,023	1,549
5.500% due 06/25/2035	16,699	15,400
5.500% due 11/25/2035 ^	6,139	5,321
5.500% due 11/25/2035	6,487	5,648
5.500% due 12/25/2035	4,146	3,590
5.750% due 03/25/2037 ^	2,055	1,694
5.750% due 07/25/2037	360	310
6.000% due 10/25/2032	349	342
6.000% due 10/25/2033	605	635
6.000% due 12/25/2033	13	13
6.000% due 02/25/2034	11	11
6.000% due 03/25/2035	476	397
6.000% due 03/25/2036	14,204	11,396
6.000% due 04/25/2036 ^	2,547	2,085
6.000% due 05/25/2036 ^	2,666	2,070
6.000% due 05/25/2036	2,987	2,308
6.000% due 06/25/2036	544	480
6.000% due 08/25/2036 ^	6,309	5,170
6.000% due 01/25/2037	9,740	8,080
6.000% due 01/25/2037 ^	10,257	8,508

6.000% due 02/25/2037 ^	12,295	9,213
6.000% due 02/25/2037	804	632
6.000% due 03/25/2037 ^	3,953	3,177
6.000% due 04/25/2037	3,590	2,583
6.000% due 08/25/2037	1,405	1,175
6.000% due 08/25/2037 ^	10,569	9,301
6.250% due 12/25/2033	184	194
6.250% due 11/25/2036	4,901	3,939
6.250% due 11/25/2036 ^	1,268	1,092
6.250% due 08/25/2037 ^	5,087	4,088
6.500% due 05/25/2036 ^	5,120	4,290
6.500% due 09/25/2036	2,232	1,863
6.500% due 08/25/2037	12,156	8,752
6.500% due 09/25/2037	2,941	2,292
19.347% due 07/25/2035	2,741	3,617
Countrywide Home Loan Mortgage Pass-Through Trust
0.365% due 04/25/2046	11,647	8,988
0.395% due 05/25/2035	12,456	10,891
0.455% due 04/25/2035	17,588	15,235
0.465% due 05/25/2035	3,215	2,836
0.485% due 03/25/2035	446	361
0.495% due 02/25/2035	1,786	1,619
0.505% due 02/25/2035	371	322
0.505% due 06/25/2035	5,159	4,506
0.505% due 03/25/2036	582	315
0.515% due 02/25/2036 ^	209	60
0.565% due 08/25/2018	424	411
0.665% due 10/25/2033	4,948	4,904
0.705% due 02/25/2035	588	556
0.705% due 03/25/2035	1,251	1,178
0.925% due 09/25/2034	27	25
1.088% due 04/25/2046 ^	10,436	5,743
1.952% due 06/19/2031	128	127
2.243% due 07/25/2034	3,205	3,141
2.250% due 07/19/2031	26	26
2.376% due 02/20/2036	39	30
2.417% due 02/20/2036	26,021	23,071
2.497% due 10/19/2032	56	48
2.500% due 06/20/2034	1,115	1,051
2.504% due 11/25/2034	9,489	8,795
2.520% due 04/20/2035	11	11
2.526% due 02/20/2035	17,289	16,616
2.532% due 11/20/2034	453	426
2.571% due 11/20/2034	6,920	6,830
2.579% due 12/19/2033	100	102
2.620% due 03/25/2037 ^	1,456	992
2.625% due 05/20/2036	24,366	16,606
2.638% due 05/20/2036	2,995	2,264
2.640% due 04/20/2036 ^	4,169	3,304
2.668% due 08/25/2034	6,009	5,594
2.671% due 07/20/2034	1,057	1,038
2.675% due 11/19/2033	475	464
2.726% due 09/25/2047 ^	4,817	4,015
2.738% due 02/25/2047 ^	1,707	1,383
2.826% due 08/25/2034	303	277
4.500% due 09/25/2035	5,510	5,213
4.882% due 10/25/2035 ^	8,319	7,068
4.933% due 04/25/2035 ^	8,383	7,425
5.001% due 10/20/2035	2,190	1,817
5.034% due 01/20/2035	2,734	2,701
5.085% due 02/20/2036 ^	499	439
5.250% due 04/25/2035	122	122
5.500% due 12/25/2034	16,006	16,581
5.500% due 01/25/2035	914	943
5.500% due 03/25/2035	5,735	5,810
5.500% due 04/25/2035	102	102
5.500% due 05/25/2035	8,530	8,554
5.500% due 09/25/2035 ^	5,695	5,586
5.500% due 09/25/2035	9,585	9,153
5.500% due 10/25/2035	10,557	9,724
5.500% due 10/25/2035 ^	1,996	1,936
5.500% due 11/25/2035	17,590	16,495
5.500% due 11/25/2035 ^	1,769	1,662
5.500% due 04/25/2038	7,745	7,640
5.750% due 12/25/2035 ^	276	252
5.750% due 02/25/2037 ^	4,019	3,602
5.750% due 07/25/2037	2,221	2,140
6.000% due 05/25/2036	5,219	4,781
6.000% due 12/25/2036	455	401
6.000% due 02/25/2037	51,990	48,642
6.000% due 03/25/2037 ^	1,659	1,505
6.000% due 07/25/2037	2,484	2,217
6.000% due 08/25/2037	16,102	14,509
6.000% due 09/25/2037	1,235	1,175
6.250% due 09/25/2036	2,933	2,687
6.250% due 09/25/2036 ^	11,968	10,966

6.500% due 01/25/2034		572	595
6.500% due 11/25/2034		2,029	2,051
7.500% due 11/25/2034		1,034	1,093
7.500% due 06/25/2035		2,860	2,979
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		137,760	148,312
5.383% due 02/15/2040		4,190	4,529
5.448% due 01/15/2049		944	945
5.460% due 09/15/2039		68,909	74,913
5.467% due 09/15/2039		27,750	30,222
5.683% due 06/15/2039		3,243	3,565
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		631	599
0.905% due 06/25/2034		1,040	1,006
1.315% due 09/25/2034		4,150	3,447
1.928% due 10/25/2033		101	100
2.291% due 06/25/2033		94	92
2.314% due 06/25/2032		45	37
2.329% due 07/25/2033		5,422	5,403
2.438% due 08/25/2033		610	605
2.588% due 09/25/2034		4,390	4,429
2.589% due 05/25/2034		5,296	5,248
4.828% due 06/25/2032		22	22
4.832% due 04/15/2037		10,553	10,955
5.100% due 08/15/2038		200	210
5.104% due 08/15/2038		237	247
5.500% due 09/25/2035		11,205	10,643
5.500% due 10/25/2035		3,236	3,127
6.000% due 11/25/2035 ^		50	41
6.500% due 04/25/2033		1,018	1,034
7.500% due 05/25/2032		117	121
7.500% due 12/25/2032		3	3
Credit Suisse Mortgage Capital Certificates
0.337% due 10/15/2021		4,621	4,594
0.397% due 10/15/2021		9,939	9,917
2.518% due 04/26/2038		2,500	2,426
4.998% due 11/26/2035		4,237	4,403
5.087% due 07/27/2037		20,352	15,007
5.383% due 02/15/2040		289	310
5.467% due 09/16/2039		23,699	25,817
5.467% due 12/16/2043		43,209	47,070
5.509% due 04/15/2047		40,150	42,863
5.649% due 06/10/2049		35,315	38,614
5.695% due 09/15/2040		21,700	23,736
5.758% due 12/16/2049		117,052	128,177
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,566	1,647
5.720% due 09/25/2036		2,663	2,023
6.172% due 06/25/2036 ^		4,089	2,657
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037 ^		1,658	1,011
5.863% due 02/25/2037 ^		4,292	2,431
6.000% due 07/25/2036		2,558	1,989
6.000% due 04/25/2037		3,108	2,747
7.000% due 08/25/2037		10,857	7,058
DBRR Trust
0.946% due 09/25/2045		197	197
DBUBS Mortgage Trust
3.386% due 07/10/2044		49,700	51,880
3.642% due 08/10/2044		530	557
3.742% due 11/10/2046		460	484
4.528% due 11/10/2046		300	326
Deco Pan Europe PLC
0.498% due 01/27/2018	EUR	7,780	10,644
DECO Series
0.674% due 01/27/2020	GBP	10,939	17,657
Deutsche ALT-A Securities, Inc.
0.265% due 08/25/2037		$15,100	10,386
0.285% due 08/25/2036		9,095	6,326
0.305% due 08/25/2037		66,758	51,972
0.305% due 07/25/2047		28,969	25,078
0.315% due 02/25/2047		12,088	8,525
0.345% due 06/25/2037 ^		37,765	29,540
0.365% due 02/25/2047		14,258	11,711
0.495% due 02/25/2036		33,442	22,728
2.920% due 10/25/2035		4,481	4,178
5.000% due 10/25/2018		152	157
5.031% due 10/25/2035		7,693	6,720
5.500% due 12/25/2035 ^		2,940	2,577
Deutsche ALT-B Securities, Inc.
0.265% due 10/25/2036 ^		20	11
5.869% due 10/25/2036 ^		2,355	1,753
5.886% due 10/25/2036 ^		2,355	1,755
6.005% due 10/25/2036 ^		1,766	1,325
6.300% due 07/25/2036 ^		2,499	1,704

Deutsche Mortgage Securities, Inc.
5.230% due 06/26/2035		16,670	16,804
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		118	95
Downey Savings & Loan Association Mortgage Loan Trust
0.346% due 04/19/2047 ^		2,261	527
0.986% due 09/19/2044		201	193
2.657% due 07/19/2044		55	54
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		3	3
EMF-NL BV
1.225% due 10/17/2041	EUR	27,180	37,913
EMF-NL Prime BV
1.025% due 04/17/2041		9,526	11,571
Epic More London PLC
0.770% due 07/15/2017	GBP	6,466	10,677
Eurosail PLC
1.725% due 10/17/2040	EUR	4,252	5,779
Extended Stay America Trust
2.958% due 12/05/2031		$300	292
First Horizon Alternative Mortgage Securities
0.665% due 06/25/2035		8,820	7,150
2.181% due 01/25/2037		15,395	12,756
2.188% due 08/25/2034		1,403	1,367
2.207% due 06/25/2034		9,702	9,438
2.217% due 04/25/2035		4,131	4,061
2.220% due 06/25/2036		8,767	6,803
2.238% due 09/25/2035		7,993	7,010
2.250% due 08/25/2035		4,967	4,461
2.279% due 03/25/2035		101	81
5.500% due 05/25/2035		6,269	6,013
5.500% due 06/25/2035		8,376	7,714
6.000% due 07/25/2036 ^		5,148	4,405
6.250% due 08/25/2037 ^		1,496	1,248
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		224	216
First Horizon Mortgage Pass-Through Trust
0.435% due 02/25/2035		52	48
2.399% due 11/25/2037		11,221	9,738
2.498% due 06/25/2035		3,574	3,446
2.550% due 01/25/2037 ^		147	126
2.555% due 06/25/2035		5,330	5,008
2.564% due 02/25/2034		68	66
2.566% due 08/25/2034		1,622	1,615
2.583% due 10/25/2035		12,853	11,242
2.603% due 10/25/2035		2,763	2,690
2.614% due 08/25/2035		4,682	4,454
2.634% due 04/25/2035		6,565	6,581
2.690% due 05/25/2035		1,224	1,128
4.946% due 11/25/2035		4,365	3,982
4.961% due 10/25/2036		1,874	1,731
5.062% due 06/25/2035		11,449	11,046
5.073% due 11/25/2034		6,585	6,724
5.250% due 05/25/2021		578	508
5.332% due 09/25/2035		7,751	7,663
5.500% due 01/25/2035		1,328	1,314
5.750% due 02/25/2036		1,522	1,487
6.250% due 11/25/2036		12,693	13,078
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		253	262
First Republic Bank Mortgage Pass-Through Certificates
0.645% due 06/25/2030		1,137	1,123
First Republic Mortgage Loan Trust
0.467% due 08/15/2032		291	285
0.517% due 11/15/2031		287	284
0.567% due 11/15/2032		48	45
0.667% due 11/15/2030		43	44
Fosse Master Issuer PLC
1.425% due 10/18/2054	EUR	4,778	6,625
1.525% due 10/18/2054		2,930	4,051
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028		$200	221
FREMF Mortgage Trust
0.200% due 09/25/2043 (a)		1,118,418	10,985
3.882% due 01/25/2047		100	96
Fund America Investors Corp.
2.248% due 06/25/2023		17	17
GE Capital Commercial Mortgage Corp.
5.310% due 11/10/2045		978	981
GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,292	3,325
GMAC Mortgage Corp. Loan Trust
2.917% due 06/19/2035		550	529
2.990% due 04/19/2036		11,738	10,463
3.031% due 06/25/2034		41	39
3.250% due 06/25/2034		41	41

4.736% due 05/25/2035		4,774	4,682
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		79	77
8.950% due 08/20/2017		20	22
Granite Master Issuer PLC
0.344% due 12/17/2054		3,453	3,417
0.347% due 12/20/2054		103	102
0.367% due 12/20/2054		47,332	46,844
0.425% due 12/17/2054	EUR	1,288	1,760
0.425% due 12/20/2054		8,261	11,289
0.427% due 12/20/2054		$2,952	2,923
0.445% due 12/20/2054	EUR	12,883	17,604
0.465% due 12/20/2054		12,046	16,460
0.679% due 12/20/2054	GBP	1,958	3,212
0.709% due 12/17/2054		16,810	27,563
0.709% due 12/20/2054		43,029	70,555
0.729% due 12/20/2054		30,507	50,036
0.809% due 12/20/2054		14,654	24,080
Granite Mortgages PLC
0.804% due 06/20/2044		9,622	15,829
0.844% due 03/20/2044		366	602
0.844% due 06/20/2044		10,509	17,241
0.884% due 09/20/2044		2,316	3,822
0.897% due 01/20/2044		3,790	6,250
Great Hall Mortgages PLC
0.373% due 06/18/2039		$34,371	32,290
0.420% due 03/18/2039	EUR	2,853	3,702
0.656% due 03/18/2039	GBP	83,116	129,444
0.666% due 06/18/2039		22,311	34,506
Greenpoint Mortgage Funding Trust
0.365% due 10/25/2046		$857	527
0.365% due 12/25/2046 ^		737	351
0.385% due 06/25/2045		1,051	951
0.435% due 04/25/2036 ^		169	55
0.435% due 11/25/2045		555	421
0.505% due 10/25/2046		767	306
Greenwich Capital Commercial Funding Corp.
0.308% due 11/05/2021		754	749
4.569% due 08/10/2042		620	620
4.799% due 08/10/2042		2,700	2,771
5.224% due 04/10/2037		64,453	68,026
5.381% due 03/10/2039		7,904	8,086
5.444% due 03/10/2039		84,441	92,880
GS Mortgage Securities Trust
2.943% due 02/10/2046		370	347
2.999% due 08/10/2044		30	31
3.679% due 08/10/2043		403	425
4.040% due 07/10/2046		400	410
4.243% due 08/10/2046		80	83
4.761% due 07/10/2039		10,109	10,481
5.396% due 08/10/2038		39	39
5.506% due 04/10/2038		9	9
5.553% due 04/10/2038		70	75
GSMPS Mortgage Loan Trust
0.515% due 03/25/2035		3,301	2,823
0.515% due 09/25/2035		9,186	7,692
7.500% due 06/25/2043		4,378	4,576
GSR Mortgage Loan Trust
0.465% due 07/25/2035		387	312
0.515% due 01/25/2034		154	149
1.860% due 03/25/2033		34	33
1.890% due 04/25/2032		146	138
2.457% due 06/25/2034		765	759
2.550% due 12/25/2034		4,381	4,287
2.565% due 11/25/2035		5,929	4,996
2.627% due 01/25/2036 ^		312	293
2.648% due 09/25/2035		84,088	83,731
2.651% due 07/25/2035		9,800	9,168
2.657% due 03/25/2037 ^		12,606	10,142
2.660% due 11/25/2035		30,630	29,744
2.676% due 09/25/2035		200	196
2.697% due 04/25/2036		147	137
2.747% due 04/25/2035		12,183	12,023
2.765% due 01/25/2035		5,077	5,066
2.766% due 05/25/2034		2,343	2,315
2.783% due 04/25/2035		651	623
2.825% due 04/25/2035		4,919	4,831
2.870% due 05/25/2035		26,722	24,427
5.000% due 05/25/2036		2,036	1,937
5.000% due 05/25/2037		18	17
5.032% due 11/25/2035		73,586	72,433
5.221% due 07/25/2035		3,040	3,014
5.381% due 05/25/2035		5,821	5,810
5.500% due 06/25/2035		8,000	8,240
5.500% due 07/25/2035		1,468	1,471
5.500% due 06/25/2036		4,997	4,692

5.500% due 01/25/2037		11,189	10,960
5.750% due 02/25/2036		2,640	2,643
5.750% due 02/25/2037		5,666	5,362
6.000% due 08/25/2021		402	401
6.000% due 03/25/2032		18	17
6.000% due 11/25/2035 ^		11,398	10,303
6.000% due 01/25/2037		11,711	10,742
6.000% due 03/25/2037		16,407	14,501
6.000% due 05/25/2037		8,267	7,709
6.250% due 09/25/2036		1,985	1,764
6.500% due 09/25/2036		6,288	5,438
HarborView Mortgage Loan Trust
0.296% due 04/19/2038		19,209	15,611
0.316% due 01/25/2047		5,083	3,850
0.346% due 07/19/2046		36,207	25,087
0.355% due 07/21/2036		4,246	3,416
0.356% due 09/19/2037		25,012	19,793
0.356% due 01/19/2038		8,559	7,023
0.366% due 09/19/2046		7,153	5,517
0.376% due 11/19/2036		160	121
0.386% due 05/19/2035		2,436	2,143
0.406% due 06/19/2035		2,315	2,036
0.406% due 03/19/2036		12,840	9,453
0.446% due 02/19/2036		11,743	8,840
0.466% due 04/19/2034		1,544	1,436
0.476% due 11/19/2035		20,724	17,316
0.486% due 01/19/2035		2,450	2,127
0.507% due 06/20/2035		5,565	5,257
0.516% due 01/19/2035		5,377	3,935
0.566% due 11/19/2034		217	165
0.726% due 06/19/2034		1,325	1,237
0.886% due 01/19/2035		623	582
0.906% due 02/19/2034		3	3
1.165% due 11/25/2047		2,987	2,694
2.412% due 06/19/2034		5,328	5,275
2.477% due 04/19/2034		54	54
2.530% due 05/19/2033		77	77
2.555% due 06/19/2036		9,888	6,987
2.727% due 06/19/2036 ^		6,375	4,395
2.742% due 07/19/2035		116	101
2.746% due 07/19/2035		796	690
2.806% due 06/19/2045		19,017	12,625
5.027% due 08/19/2036 ^		2,712	2,262
Hercules Eclipse PLC
0.755% due 10/25/2018	GBP	24,491	38,387
Holmes Master Issuer PLC
1.577% due 10/15/2054	EUR	106,899	147,730
1.627% due 10/15/2054		78	108
HomeBanc Mortgage Trust
0.345% due 12/25/2036		$6,213	5,314
0.425% due 01/25/2036		4,897	4,093
0.435% due 10/25/2035		55,311	48,534
0.905% due 12/25/2034		6,936	6,489
1.025% due 08/25/2029		3,494	3,258
2.499% due 04/25/2037 ^		3,940	2,230
5.480% due 04/25/2037 ^		6,474	5,194
Homestar Mortgage Acceptance Corp.
0.615% due 07/25/2034		4,000	3,911
HSI Asset Securitization Corp. Trust
0.385% due 11/25/2035		22,525	14,264
Impac CMB Trust
0.805% due 10/25/2033		260	256
0.905% due 11/25/2034		2,739	2,599
0.925% due 10/25/2033		45	44
0.945% due 10/25/2034		1,309	1,231
1.165% due 07/25/2033		1,016	938
4.618% due 09/25/2034		378	373
Impac Secured Assets Trust
0.335% due 01/25/2037		7,195	5,801
0.965% due 11/25/2034		876	847
3.069% due 07/25/2035		1,654	1,355
IndyMac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		78	75
1.782% due 01/25/2032		497	475
2.197% due 08/25/2031		416	414
IndyMac Mortgage Loan Trust
0.305% due 04/25/2037		10,816	10,195
0.325% due 04/25/2037		3,347	2,963
0.345% due 02/25/2037		27,755	19,615
0.345% due 07/25/2047		12,908	8,788
0.355% due 04/25/2037		1,574	1,093
0.355% due 09/25/2046		21,456	17,942
0.365% due 11/25/2046		847	480
0.365% due 06/25/2047		11,304	8,835
0.375% due 04/25/2046		7,379	5,731
0.375% due 05/25/2046		187	158

0.405% due 04/25/2035	1,849	1,645
0.405% due 07/25/2035	3,710	3,384
0.405% due 06/25/2037	13,002	11,589
0.465% due 07/25/2035	21,168	18,712
0.465% due 11/25/2035 ^	951	565
0.465% due 06/25/2037 ^	1,520	757
0.945% due 05/25/2034	14	13
0.965% due 11/25/2034	78	69
2.326% due 01/25/2036	9,770	7,697
2.389% due 08/25/2035	108	94
2.402% due 06/25/2037	10,777	5,872
2.456% due 07/25/2037	2,188	1,373
2.466% due 01/25/2036	15,613	14,376
2.482% due 02/25/2035	730	625
2.503% due 12/25/2034	2,153	1,986
2.519% due 10/25/2034	5,237	5,094
2.571% due 03/25/2036	5,066	3,700
2.580% due 01/25/2036	1,259	1,029
2.592% due 01/25/2035	190	172
2.650% due 04/25/2037	11,697	8,703
2.668% due 06/25/2035 ^	1,774	1,440
2.912% due 05/25/2036	5,091	3,704
4.613% due 06/25/2036	5,166	4,945
4.643% due 08/25/2035	17,710	14,712
4.643% due 08/25/2035 ^	990	823
4.644% due 09/25/2035	2,265	2,005
4.644% due 09/25/2035 ^	542	30
4.761% due 04/25/2037 ^	24,652	18,061
4.830% due 10/25/2035	1,055	903
5.223% due 08/25/2036	3,048	2,982
5.492% due 08/25/2037	18,962	17,366
Jamaica Housing Development AID Bond
0.575% due 10/01/2018	3,226	3,081
JPMorgan Alternative Loan Trust
0.275% due 09/25/2036 ^	7,777	6,142
0.305% due 03/25/2037	2,768	1,723
0.335% due 08/25/2036	23,998	18,539
2.743% due 05/25/2037 ^	12,501	9,404
3.253% due 12/25/2036	21,979	17,079
5.723% due 05/26/2037	58,330	48,150
6.050% due 11/25/2036 ^	2,932	2,454
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043	578	594
3.341% due 07/15/2046	8,100	8,456
3.616% due 11/15/2043	400	422
3.673% due 02/15/2046	32,900	34,539
3.853% due 06/15/2043	25,689	26,538
4.106% due 07/15/2046	500	535
4.388% due 02/15/2046	700	759
4.625% due 03/15/2046	54	54
4.657% due 01/15/2042	1,359	1,360
4.678% due 07/15/2042	4,300	4,373
4.918% due 10/15/2042	199	209
4.936% due 08/15/2042	199	209
5.038% due 03/15/2046	485	500
5.229% due 12/15/2044	2,999	3,037
5.244% due 01/12/2043	24,984	26,540
5.335% due 08/12/2037	12,553	13,059
5.336% due 05/15/2047	173,448	190,121
5.399% due 05/15/2045	2,235	2,437
5.420% due 01/15/2049	73,659	80,919
5.440% due 06/12/2047	4,130	4,545
5.689% due 02/12/2049	2,750	2,931
5.706% due 02/12/2049	79,566	88,484
5.806% due 06/15/2049	3,500	3,899
5.863% due 04/15/2045	43,365	47,389
5.882% due 02/15/2051	33,040	37,032
JPMorgan Mortgage Trust
1.990% due 11/25/2033	33	33
2.303% due 02/25/2034	1,192	1,175
2.430% due 07/27/2037	23,289	20,029
2.470% due 08/25/2035	11,110	11,042
2.482% due 10/25/2035	1,552	1,269
2.534% due 10/25/2035	3,838	3,360
2.565% due 02/25/2036	236	229
2.590% due 10/25/2036	59,191	49,994
2.599% due 10/25/2035	28,137	28,242
2.604% due 10/25/2035	26,445	26,462
2.631% due 07/25/2035	2,705	2,671
2.665% due 10/25/2036	9,067	7,582
2.690% due 08/25/2036	7,925	6,816
2.699% due 04/25/2036	9,304	8,919
2.700% due 08/25/2035 ^	6,342	6,083
2.715% due 06/25/2035	1,013	985
2.716% due 02/25/2036	43,554	39,238
2.719% due 07/25/2035	4,662	4,665

2.726% due 07/25/2035		5,203	5,172
2.734% due 05/25/2036		8,647	7,885
2.737% due 07/25/2035		1,969	1,961
2.753% due 07/25/2035		2,940	2,952
2.756% due 08/25/2035		3,733	3,739
2.774% due 07/25/2035		7,767	7,749
2.813% due 07/25/2035		17,617	17,765
3.339% due 04/25/2035		517	528
3.554% due 02/25/2035		4,439	4,467
4.968% due 04/25/2037		1,077	995
5.000% due 08/25/2020		5,371	5,577
5.016% due 06/25/2035		10,425	10,451
5.067% due 06/25/2035		14,868	14,981
5.093% due 11/25/2035		7,639	7,304
5.115% due 04/25/2036		10,764	9,865
5.146% due 09/25/2035		1,416	1,417
5.243% due 07/25/2035		1,264	1,294
5.500% due 03/25/2022		1,760	1,753
5.500% due 07/25/2036		2,569	2,433
5.588% due 10/25/2036		313	289
5.750% due 01/25/2036 ^		6,411	5,896
6.000% due 01/25/2037 ^		32,606	27,401
6.500% due 07/25/2036		6,557	5,664
6.500% due 08/25/2036 ^		1,665	1,464
JPMorgan Resecuritization Trust
2.195% due 05/27/2037		10,965	9,949
2.724% due 05/27/2036		6,909	6,821
Lanark Master Issuer PLC
1.638% due 12/22/2054		3,902	3,963
Lavender Trust
6.250% due 10/26/2036		6,289	6,544
LB Commercial Mortgage Trust
6.720% due 10/15/2032		1,450	1,519
LB Mortgage Trust
8.544% due 01/20/2017		2,438	2,469
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		92	94
4.739% due 07/15/2030		181	188
4.742% due 02/15/2030		45	46
5.300% due 11/15/2038		375	390
5.430% due 02/15/2040		32,314	35,646
5.858% due 07/15/2040		85	92
5.866% due 09/15/2045		37,615	41,796
Leek Finance Ltd.
0.466% due 12/21/2038		196	200
Lehman Mortgage Trust
0.485% due 08/25/2036 ^		18,624	13,198
5.000% due 12/25/2035 ^		1,176	1,097
5.500% due 01/25/2036		2,474	2,100
6.261% due 04/25/2036		2,200	2,102
Lehman XS Trust
0.285% due 07/25/2037		11,627	8,050
0.325% due 03/25/2047		14,533	10,105
0.335% due 12/25/2036 ^		3,225	2,267
0.355% due 11/25/2046		514	413
0.365% due 08/25/2046		24,543	19,832
0.395% due 04/25/2046		28,310	21,606
0.425% due 02/25/2046		5,751	4,258
0.435% due 12/25/2035		112	104
1.065% due 08/25/2047		18,479	12,975
Luminent Mortgage Trust
0.325% due 11/25/2036 ^		538	402
0.335% due 12/25/2036		16,601	12,388
0.345% due 12/25/2036		5,730	4,218
0.365% due 02/25/2046		123	88
0.365% due 10/25/2046		5,440	4,671
0.405% due 04/25/2036		23,093	15,763
Mall Funding PLC
1.197% due 04/22/2017	GBP	8,700	14,254
MASTR Adjustable Rate Mortgages Trust
0.375% due 04/25/2046		$9,958	7,424
0.375% due 05/25/2047		3,092	2,437
0.405% due 05/25/2037		1,831	1,249
0.465% due 05/25/2047 ^		889	412
2.338% due 07/25/2035		2,939	2,517
2.401% due 05/25/2034		297	293
2.500% due 10/25/2032		1,215	1,209
2.604% due 12/25/2034		11,396	11,312
2.623% due 11/21/2034		32,899	33,773
2.653% due 03/25/2035		1,016	854
2.834% due 12/25/2033		294	292
MASTR Alternative Loan Trust
0.565% due 03/25/2036		9,370	2,135
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,198	1,231
5.750% due 05/25/2036		17,079	16,637

MASTR Reperforming Loan Trust
0.525% due 07/25/2035	5,735	4,906
7.000% due 08/25/2034	3,656	3,797
7.000% due 05/25/2035	1,072	1,018
MASTR Seasoned Securitization Trust
6.202% due 09/25/2017	1,908	1,983
6.500% due 08/25/2032	9,847	10,801
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.607% due 12/15/2030	1,553	1,523
0.647% due 06/15/2030	9,634	9,356
0.867% due 11/15/2031	5,891	5,820
0.907% due 09/15/2030	1,664	1,629
1.027% due 08/15/2032	208	204
1.047% due 11/15/2031	115	94
2.609% due 10/20/2029	3,244	3,242
Merrill Lynch Alternative Note Asset Trust
0.275% due 03/25/2037	1,439	590
0.335% due 02/25/2037	6,415	5,880
0.465% due 03/25/2037	3,807	1,608
2.835% due 06/25/2037 ^	2,910	1,846
6.000% due 05/25/2037	6,064	4,723
Merrill Lynch Floating Trust
0.706% due 07/09/2021	88,302	88,024
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036	10,658	9,775
0.415% due 11/25/2035	2,765	2,557
0.415% due 08/25/2036	850	797
0.435% due 04/25/2035	1,890	1,834
0.445% due 08/25/2035	3,119	3,077
0.625% due 04/25/2029	321	303
0.665% due 05/25/2029	183	178
0.785% due 10/25/2028	159	155
0.825% due 06/25/2028	2,035	2,034
0.825% due 11/25/2029	655	638
0.873% due 04/25/2029	1,684	1,632
0.905% due 03/25/2028	121	120
0.945% due 03/25/2028	63	61
1.057% due 10/25/2028	90	87
1.093% due 11/25/2029	849	832
1.165% due 10/25/2035	1,782	1,754
1.854% due 12/25/2032	675	673
1.959% due 01/25/2029	552	557
2.124% due 04/25/2035	673	646
2.193% due 05/25/2033	6,433	6,160
2.229% due 02/25/2033	48	46
2.356% due 05/25/2036	10,507	10,327
2.380% due 10/25/2035	15,105	15,133
2.381% due 12/25/2035	2,854	2,624
2.454% due 02/25/2034	19	19
2.480% due 02/25/2036	7,788	7,313
2.494% due 12/25/2035	2,847	2,639
2.511% due 08/25/2034	2,078	2,096
2.521% due 06/25/2035	23,236	22,598
2.532% due 02/25/2035	15,660	15,655
2.533% due 12/25/2034	136	138
2.628% due 09/25/2035	11,331	11,206
2.683% due 07/25/2035	1,113	985
2.862% due 06/25/2037	2,473	2,341
2.959% due 05/25/2033	24	24
5.080% due 09/25/2035	32,913	31,504
5.250% due 08/25/2036	18,925	19,484
5.425% due 12/25/2035	8,345	7,966
6.720% due 11/15/2026	7	8
Merrill Lynch Mortgage Trust
4.949% due 07/12/2038	6,296	6,394
5.204% due 09/12/2042	27,661	28,486
5.858% due 06/12/2050	10,768	11,129
Merrill Lynch Mortgage-Backed Securities Trust
4.627% due 04/25/2037 ^	9,659	7,947
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.617% due 12/12/2049 (a)	84,207	531
5.172% due 12/12/2049	7,165	7,777
5.414% due 07/12/2046	300	325
5.485% due 03/12/2051	34,620	38,138
5.700% due 09/12/2049	52,117	57,995
5.740% due 06/12/2050	29,150	32,294
5.894% due 08/12/2049	8,832	9,866
Morgan Stanley Bank of America Merrill Lynch Trust
2.918% due 02/15/2046	220	206
3.085% due 08/15/2046	620	639
4.083% due 07/15/2046	750	768
4.219% due 08/15/2046	580	598
Morgan Stanley Capital Trust
3.884% due 09/15/2047	2,010	2,113
4.700% due 07/15/2056	93	96
5.168% due 01/14/2042	192	197

5.207% due 11/14/2042		300	316
5.417% due 03/12/2044		700	748
5.439% due 02/12/2044		8,650	8,743
5.569% due 12/15/2044		26,700	28,866
5.597% due 04/12/2049		1,146	1,164
5.610% due 04/15/2049		12,341	12,444
5.649% due 12/15/2044		925	953
5.692% due 04/15/2049		58,600	64,997
5.852% due 12/12/2049		74	74
Morgan Stanley Dean Witter Capital, Inc. Trust
5.500% due 04/25/2017		10	10
Morgan Stanley Mortgage Loan Trust
0.425% due 03/25/2036		3,852	2,863
0.445% due 01/25/2036		23,579	17,382
0.455% due 12/25/2035		88	69
0.475% due 01/25/2035		20	18
0.485% due 01/25/2035		9,667	8,865
1.065% due 02/25/2036		196	164
2.184% due 06/25/2036		3,172	2,945
2.306% due 07/25/2035		3,836	3,420
2.463% due 07/25/2035		1,344	1,153
2.475% due 11/25/2037		22,455	17,247
2.913% due 09/25/2035		6,819	5,602
4.958% due 06/25/2036		21,608	15,530
5.701% due 02/25/2047		3,077	2,363
6.000% due 02/25/2036 ^		1,428	1,327
6.000% due 10/25/2037 ^		3,115	2,410
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		43,803	41,906
5.804% due 08/12/2045		139,437	152,648
5.804% due 08/15/2045		82,200	89,988
MortgageIT Trust
0.465% due 08/25/2035		8,081	7,533
0.555% due 02/25/2035		1,884	1,738
New York Mortgage Trust
2.755% due 05/25/2036		26,558	23,379
Newgate Funding PLC
0.877% due 12/15/2050	EUR	107,200	138,710
1.125% due 12/15/2050	GBP	10,808	17,928
Nomura Asset Acceptance Corp.
0.385% due 05/25/2035		$435	432
0.665% due 05/25/2035		4,000	2,534
2.507% due 10/25/2035		203	180
5.233% due 02/25/2036 ^		768	637
5.820% due 03/25/2047		2,006	2,010
6.138% due 03/25/2047		1,843	1,846
7.000% due 02/19/2030		1,567	1,562
7.500% due 03/25/2034		1,281	1,387
Nomura Resecuritization Trust
0.607% due 08/27/2047		93,829	89,078
Ocwen Residential MBS Corp.
7.000% due 10/25/2040 ^		33	0
Opera Finance PLC
0.417% due 01/15/2015	EUR	13,679	18,528
0.720% due 02/02/2017	GBP	24,753	40,896
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		$6	6
Paine Webber CMO Trust
8.625% due 09/01/2018		1	1
Paragon Mortgages PLC
0.760% due 10/15/2041	GBP	2,352	3,542
0.884% due 05/15/2041		25,907	39,797
0.900% due 04/16/2035		5,822	8,931
Permanent Master Issuer PLC
1.527% due 07/15/2042	EUR	29,600	40,739
1.927% due 07/15/2042		7,900	10,989
PHH Alternative Mortgage Trust
0.325% due 02/25/2037		$13,821	11,031
PNC Mortgage Acceptance Corp.
6.220% due 10/12/2033		138	138
Prime Mortgage Trust
0.565% due 02/25/2019		74	73
0.565% due 02/25/2034		3,937	3,719
0.665% due 02/25/2035		15,437	14,240
5.000% due 02/25/2019		3	3
Provident Funding Mortgage Loan Trust
2.500% due 04/25/2034		4,864	4,828
2.573% due 04/25/2034		1,241	1,237
2.604% due 10/25/2035		3,969	3,950
RBSSP Resecuritization Trust
0.386% due 10/27/2036		5,239	4,012
0.406% due 08/27/2037		7,611	5,534
0.436% due 09/27/2037		9,301	4,817
0.496% due 02/27/2037		6,137	4,834
3.000% due 06/26/2037		4,343	4,376
5.500% due 02/26/2036		369	367

Regal Trust
2.457% due 09/29/2031		382	355
Resecuritization Mortgage Trust
0.415% due 04/26/2021		1	1
Residential Accredit Loans, Inc. Trust
0.265% due 05/25/2037		25,431	17,215
0.295% due 02/25/2037		23,242	19,177
0.305% due 01/25/2037		13,681	11,336
0.315% due 02/25/2037		5,758	4,452
0.315% due 02/25/2047		45,178	25,730
0.345% due 05/25/2036		30,121	23,016
0.345% due 09/25/2036		6,049	4,393
0.345% due 06/25/2046		105,053	49,203
0.350% due 12/25/2036		70	49
0.355% due 07/25/2036		7,488	5,490
0.355% due 08/25/2036		13,933	10,653
0.355% due 09/25/2036		125	91
0.355% due 12/25/2036		7,085	5,261
0.365% due 10/25/2046		20,584	12,850
0.375% due 06/25/2037		3,914	2,715
0.375% due 04/25/2046		20,603	10,345
0.415% due 08/25/2037		8,452	6,012
0.435% due 02/25/2046		3,660	2,268
0.465% due 01/25/2035		149	147
0.465% due 08/25/2035		934	746
0.470% due 09/25/2046		363	96
0.495% due 03/25/2037		2,145	786
0.565% due 01/25/2033		17	17
0.565% due 11/25/2036 ^		3,575	2,169
0.705% due 03/25/2034		1,794	1,764
0.815% due 07/25/2033		133	125
0.943% due 09/25/2046 ^		6,649	4,202
1.503% due 09/25/2045		419	338
3.038% due 04/25/2035		9,663	9,454
3.201% due 08/25/2035 ^		1,656	993
3.534% due 09/25/2035 ^		1,769	1,365
3.590% due 12/25/2035		24,662	19,673
3.668% due 02/25/2036 ^		1,766	1,253
3.777% due 01/25/2036 ^		17,494	13,079
5.250% due 09/25/2020		17,203	17,152
5.500% due 06/25/2034		5,868	5,824
5.750% due 01/25/2034		5,765	5,939
6.000% due 06/25/2036		110	87
6.000% due 08/25/2036		5,031	3,830
6.000% due 08/25/2036 ^		4,628	3,523
6.000% due 09/25/2036 ^		4,771	3,629
6.000% due 09/25/2036		4,175	3,175
6.000% due 11/25/2036 ^		4,764	3,657
6.250% due 03/25/2037 ^		4,039	2,773
6.500% due 09/25/2037 ^		4,419	3,310
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		418	466
Residential Asset Securitization Trust
0.565% due 01/25/2046 ^		19,957	10,639
0.615% due 12/25/2036 ^		709	259
0.665% due 03/25/2035		15,530	11,932
5.000% due 08/25/2019		2,765	2,847
5.500% due 08/25/2034		165	168
5.500% due 06/25/2035		1,100	970
5.750% due 02/25/2036 ^		1,523	1,235
6.000% due 04/25/2037		606	537
6.000% due 05/25/2037 ^		407	357
6.250% due 10/25/2036 ^		755	582
6.500% due 08/25/2036		1,956	1,288
6.500% due 09/25/2036		2,034	1,481
Residential Funding Mortgage Securities, Inc. Trust
0.565% due 07/25/2018		67	66
2.853% due 11/25/2035		1,910	1,668
3.063% due 09/25/2035 ^		226	185
3.288% due 02/25/2036 ^		6,297	5,537
3.477% due 02/25/2037		7,045	5,485
4.015% due 07/27/2037		21,280	17,602
5.250% due 07/25/2035		4,891	4,946
5.359% due 06/25/2035		2,265	2,216
5.500% due 12/25/2034		1,600	1,646
6.000% due 06/25/2036 ^		3,930	3,625
6.000% due 07/25/2036 ^		4,593	4,145
6.000% due 10/25/2036		19,971	17,897
6.000% due 06/25/2037		2,017	1,801
6.500% due 03/25/2032		246	260
ResLoc U.K. PLC
0.745% due 12/15/2043	GBP	4,571	6,805
RMAC Securities PLC
0.410% due 06/12/2044	EUR	3,367	4,312
0.674% due 06/12/2044	GBP	50,815	78,215

Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$48,438	52,322
5.331% due 02/16/2044		21,173	23,035
5.336% due 05/16/2047		29,124	31,521
5.420% due 01/16/2049		28,804	31,239
5.467% due 09/16/2039		8,113	8,806
5.692% due 04/16/2049		26,300	29,163
5.695% due 09/16/2040		7,500	8,203
5.924% due 02/16/2051		42,211	46,392
6.007% due 12/16/2049		37,000	40,471
6.068% due 09/17/2039		2,600	2,869
6.068% due 02/17/2051		10,000	10,045
Salomon Brothers Mortgage Securities, Inc.
0.665% due 05/25/2032		72	66
7.000% due 12/25/2018		54	58
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		61	65
Securitized Asset Sales, Inc.
0.610% due 11/26/2023		101	74
Sequoia Mortgage Trust
0.367% due 07/20/2036		5,725	5,192
0.377% due 06/20/2036		3,703	3,207
0.517% due 07/20/2033		375	371
0.677% due 09/20/2033		1,436	1,379
0.827% due 06/20/2033		37	35
0.866% due 10/19/2026		242	241
0.879% due 05/20/2034		6,147	5,813
0.927% due 10/20/2027		164	156
0.967% due 10/20/2027		2,123	2,049
0.998% due 02/20/2034		3,433	3,343
2.414% due 01/20/2047 ^		4,636	3,967
2.634% due 04/20/2035		16,665	16,510
2.634% due 09/20/2046		10,115	8,604
3.663% due 01/20/2047		6,494	5,774
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	19,196	25,689
Structured Adjustable Rate Mortgage Loan Trust
0.385% due 05/25/2037		$255	183
0.385% due 06/25/2037		22,268	19,093
0.465% due 09/25/2034		3,567	3,116
0.465% due 10/25/2035		2,825	2,574
0.465% due 08/25/2036		13,108	9,871
0.485% due 10/25/2035		18,178	15,936
0.645% due 06/25/2035		463	460
1.534% due 01/25/2035		389	307
1.849% due 10/25/2037 ^		1,288	806
2.267% due 09/25/2036 ^		32,616	20,479
2.373% due 03/25/2034		4,050	4,002
2.378% due 12/25/2034		204	200
2.379% due 06/25/2035		4,130	3,820
2.446% due 05/25/2034		309	305
2.453% due 07/25/2034		2,442	2,399
2.466% due 04/25/2035		7,481	7,060
2.482% due 08/25/2034		1,924	1,899
2.487% due 01/25/2035		1,998	1,840
2.495% due 04/25/2034		5,628	5,638
2.507% due 08/25/2035		96	89
2.515% due 04/25/2036		6,541	5,764
2.523% due 03/25/2034		158	158
2.527% due 11/25/2035 ^		1,183	905
2.535% due 11/25/2034		1,501	1,401
2.557% due 09/25/2035		4,463	4,266
2.576% due 09/25/2034		1,981	1,989
2.577% due 05/25/2036		11,636	9,321
2.588% due 02/25/2036 ^		24,863	20,682
2.737% due 01/25/2036 ^		2,651	2,539
2.764% due 12/25/2035		5,521	4,045
2.787% due 09/25/2034		57	57
2.906% due 02/25/2034		4,104	4,117
4.892% due 11/25/2036 ^		5,872	5,426
5.038% due 05/25/2036		5,171	4,836
5.054% due 07/25/2035 ^		10,466	9,285
5.080% due 03/25/2036 ^		1,463	1,226
5.089% due 01/25/2036 ^		27,295	21,386
5.495% due 09/25/2036 ^		3,558	3,511
5.538% due 02/25/2036 ^		2,045	1,673
5.960% due 04/25/2036 ^		10,211	8,346
Structured Asset Mortgage Investments Trust
0.285% due 08/25/2036		26,878	19,626
0.295% due 03/25/2037		4,593	3,524
0.335% due 03/25/2037 ^		747	216
0.355% due 06/25/2036		1,196	955
0.355% due 07/25/2046		42,591	35,313
0.365% due 05/25/2036		31,875	23,442
0.375% due 04/25/2036		1,270	916
0.375% due 08/25/2036		8,823	6,504

0.375% due 05/25/2046		216	171
0.385% due 05/25/2036		47	35
0.385% due 05/25/2046		14,847	8,490
0.385% due 09/25/2047		300	228
0.395% due 05/25/2045		1,217	1,057
0.416% due 07/19/2035		11,297	10,790
0.425% due 05/25/2046 ^		289	40
0.465% due 08/25/2036		1,100	389
0.475% due 12/25/2035		5,903	4,416
0.746% due 07/19/2034		28	27
0.826% due 09/19/2032		5,612	5,398
0.826% due 10/19/2034		871	835
0.866% due 03/19/2034		11	11
1.006% due 10/19/2033		1,095	990
1.624% due 02/25/2036		20,745	17,299
9.146% due 06/25/2029		48	51
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.758% due 05/25/2022		531	546
Structured Asset Securities Corp.
2.625% due 10/28/2035		417	395
5.000% due 05/25/2035		10,696	10,980
5.500% due 06/25/2035		4,207	4,169
5.750% due 02/25/2035		25,862	25,954
7.232% due 04/15/2027		32	32
7.500% due 10/25/2036 ^		4,590	4,315
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.829% due 05/25/2032		193	187
2.125% due 07/25/2032		557	548
2.227% due 01/25/2032		1,365	1,213
2.357% due 06/25/2033		67	66
2.369% due 03/25/2033		1,674	1,676
2.386% due 01/25/2034		6,219	6,059
2.514% due 06/25/2033		3,982	3,977
2.516% due 02/25/2032		932	942
2.664% due 11/25/2033		288	284
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024		30	30
Suntrust Adjustable Rate Mortgage Loan Trust
2.807% due 01/25/2037 ^		12,455	11,698
4.421% due 02/25/2037 ^		1,525	1,276
5.319% due 04/25/2037 ^		1,951	1,610
Suntrust Alternative Loan Trust
0.815% due 12/25/2035 ^		13,013	10,102
5.750% due 12/25/2035 ^		8,555	7,770
6.000% due 04/25/2036		2,492	1,931
TBW Mortgage-Backed Trust
5.630% due 01/25/2037		1,093	710
5.970% due 09/25/2036		5,583	1,199
6.015% due 07/25/2037		2,117	1,584
6.500% due 07/25/2036		7,214	3,710
Thornburg Mortgage Securities Trust
0.865% due 12/25/2033		2,214	2,199
1.415% due 06/25/2047		46,159	40,313
2.313% due 10/25/2043		797	791
2.321% due 09/25/2047 ^		108,645	95,105
5.038% due 10/25/2046		298,135	300,880
5.431% due 07/25/2036		198,154	198,842
5.750% due 06/25/2047		64,933	61,397
5.800% due 03/25/2037		33,682	30,925
6.086% due 09/25/2037		9,885	9,745
Titan Europe PLC
0.797% due 10/23/2016	GBP	3,325	5,389
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020		$3,025	2,996
0.339% due 06/15/2049		184,222	174,996
5.088% due 08/15/2041		7	7
5.118% due 07/15/2042		94	99
5.215% due 01/15/2041		266	266
5.342% due 12/15/2043		119,950	132,084
5.416% due 01/15/2045		16,615	17,915
5.500% due 10/15/2048		4,496	4,529
5.509% due 04/15/2047		62,108	67,905
5.559% due 10/15/2048		175,402	191,255
5.728% due 06/15/2049		1,182	1,214
5.733% due 06/15/2049		49,265	54,593
5.924% due 02/15/2051		20,000	21,857
Wachovia Mortgage Loan Trust LLC
2.620% due 10/20/2035		146	144
2.640% due 08/20/2035		12,926	12,005
2.752% due 08/20/2035		15,366	14,807
2.858% due 03/20/2037 ^		5,581	5,114
5.383% due 10/20/2035		2,418	2,375
WaMu Mortgage Pass-Through Certificates
0.385% due 07/25/2046 ^		72	4
0.395% due 04/25/2045		5,277	5,002
0.425% due 11/25/2045		29,259	26,824

0.435% due 12/25/2045	1,351	1,258
0.445% due 11/25/2045	29,791	26,467
0.455% due 07/25/2045	597	562
0.455% due 10/25/2045	58,350	54,462
0.455% due 12/25/2045	25,981	23,965
0.475% due 01/25/2045	1,887	1,785
0.485% due 01/25/2045	4,972	4,800
0.485% due 07/25/2045	311	296
0.495% due 01/25/2045	6,931	6,447
0.548% due 11/25/2034	5,471	5,315
0.558% due 11/25/2034	1,868	1,800
0.575% due 11/25/2045	615	519
0.575% due 12/25/2045	548	497
0.608% due 06/25/2044	2,999	2,755
0.678% due 11/25/2034	907	862
0.839% due 02/25/2047	13,203	10,516
0.839% due 03/25/2047	33,643	26,547
0.878% due 06/25/2047	10,356	9,037
0.879% due 01/25/2047	16,573	13,492
0.899% due 04/25/2047	22,924	20,359
0.909% due 05/25/2047	26,059	22,654
0.949% due 12/25/2046	29,640	28,128
0.955% due 07/25/2047	931	810
0.959% due 12/25/2046	15,878	13,174
1.083% due 05/25/2046	19,862	18,288
1.123% due 06/25/2046	35,294	32,870
1.139% due 08/25/2046	370	320
1.143% due 02/25/2046	3,598	3,395
1.340% due 05/25/2041	81	79
1.343% due 11/25/2042	716	677
1.543% due 06/25/2042	1,387	1,279
1.543% due 08/25/2042	636	591
2.016% due 01/25/2037 ^	8,790	7,229
2.086% due 12/25/2036 ^	5,739	4,885
2.127% due 04/25/2037	6,049	4,772
2.193% due 06/25/2037	39,957	33,435
2.206% due 03/25/2033	35	35
2.207% due 02/27/2034	7,238	7,180
2.213% due 07/25/2047	7,731	5,604
2.357% due 10/25/2035	2,783	2,681
2.363% due 12/25/2035	38,666	35,895
2.369% due 09/25/2036 ^	13,851	12,196
2.374% due 12/25/2036 ^	20,739	18,263
2.381% due 12/25/2035	22,996	21,060
2.401% due 05/25/2035	77,845	74,500
2.402% due 08/25/2046	7,950	6,921
2.409% due 02/25/2037 ^	15,278	12,397
2.411% due 08/25/2035	23,732	23,497
2.417% due 08/25/2034	775	770
2.423% due 09/25/2033	1,944	1,967
2.425% due 04/25/2035	15,714	14,814
2.425% due 09/25/2035	36,829	33,833
2.428% due 03/25/2036	22,588	20,333
2.440% due 01/25/2033	305	308
2.443% due 09/25/2033	256	257
2.446% due 08/25/2036 ^	24,180	20,951
2.449% due 06/25/2034	64	65
2.454% due 06/25/2033	6,196	6,134
2.457% due 05/25/2046	1,869	1,643
2.463% due 07/25/2046	1,666	1,573
2.463% due 08/25/2046	974	880
2.463% due 09/25/2046	11,968	11,451
2.463% due 10/25/2046	20,744	19,662
2.463% due 11/25/2046	4,644	4,333
2.463% due 12/25/2046	14,817	14,243
2.482% due 12/25/2035	4,859	4,489
2.488% due 03/25/2035	5,185	5,104
2.517% due 02/25/2037 ^	34,776	30,656
2.528% due 03/25/2037	68,717	64,869
2.530% due 03/25/2034	1,341	1,333
3.893% due 05/25/2037	278	228
4.256% due 12/25/2036 ^	26,529	23,826
4.378% due 03/25/2036	32,668	30,463
4.465% due 05/25/2037 ^	14,166	11,653
4.558% due 02/25/2037 ^	20,203	16,746
4.712% due 08/25/2036 ^	10,775	9,793
4.733% due 02/25/2037	1,201	1,113
4.749% due 04/25/2037	3,347	3,102
4.755% due 08/25/2036 ^	18,409	16,353
4.766% due 01/25/2036	14,148	13,047
4.784% due 07/25/2037 ^	852	782
5.158% due 08/25/2035	3,729	3,609
5.901% due 08/25/2046	23,830	21,768
6.000% due 07/25/2034	1,362	1,413
Washington Mutual MSC Mortgage Pass-Through Certificates
0.325% due 02/25/2037	29,380	19,955

0.405% due 01/25/2047 ^	9,651	5,737
0.615% due 04/25/2035	20,088	15,605
0.865% due 12/25/2046	41,578	24,886
0.909% due 04/25/2047 ^	582	127
1.109% due 05/25/2046	8,008	5,716
2.018% due 02/25/2031	3	3
2.063% due 02/25/2033	27	27
2.225% due 05/25/2033	136	134
2.385% due 06/25/2033	7,355	7,362
2.440% due 01/25/2035	644	638
5.500% due 07/25/2035	10,085	9,848
5.500% due 11/25/2035	1,998	1,684
5.500% due 06/25/2037 ^	4,253	3,959
6.000% due 04/25/2036	3,285	2,724
6.000% due 06/25/2037 ^	36,171	30,009
6.268% due 07/25/2036	1,912	1,039
6.449% due 07/25/2036	3,266	1,774
Wells Fargo Alternative Loan Trust
2.681% due 07/25/2037	3,837	3,140
6.250% due 11/25/2037 ^	8,522	7,730
Wells Fargo Commercial Mortgage Trust
4.218% due 07/15/2046	400	413
4.393% due 11/15/2043	300	319
Wells Fargo Mortgage-Backed Securities Trust
0.665% due 07/25/2037	3,394	2,962
2.484% due 12/25/2033	2,281	2,291
2.498% due 06/25/2033	704	704
2.612% due 07/25/2036 ^	45,075	43,308
2.612% due 10/25/2036 ^	13,983	12,858
2.613% due 12/25/2034	1,695	1,712
2.615% due 09/25/2034	426	423
2.615% due 11/25/2034	1,575	1,587
2.615% due 12/25/2034	34	34
2.615% due 01/25/2035	3,863	3,840
2.615% due 03/25/2036	4,087	3,678
2.616% due 01/25/2035	11,572	11,379
2.618% due 12/25/2033	266	269
2.619% due 09/25/2033	258	260
2.619% due 03/25/2036	12,721	12,504
2.625% due 10/25/2035	26,613	25,871
2.626% due 04/25/2036 ^	66	63
2.627% due 06/25/2035	6,897	6,981
2.628% due 03/25/2036	133,844	133,552
2.629% due 10/25/2035	17,444	17,187
2.631% due 04/25/2036	21,226	20,582
2.633% due 04/25/2036	354	349
2.634% due 05/25/2035	4,121	4,090
2.636% due 06/25/2035	2,452	2,450
2.645% due 02/25/2034	3,690	3,729
2.647% due 06/25/2034	6,255	6,295
2.654% due 03/25/2035	1,489	1,469
2.659% due 08/25/2033	417	424
2.659% due 06/25/2035	773	785
2.674% due 03/25/2035	6,929	6,953
2.685% due 07/25/2036 ^	1,859	1,693
2.712% due 03/25/2036	6,423	6,035
2.739% due 09/25/2036 ^	6,775	6,227
4.735% due 07/25/2034	50	50
4.996% due 03/25/2036	31,966	31,677
5.000% due 03/25/2036	3,126	3,114
5.160% due 10/25/2035	32,722	32,036
5.250% due 01/25/2034	1,189	1,222
5.250% due 10/25/2035	4,723	4,851
5.313% due 03/25/2036	408	400
5.500% due 11/25/2035	479	486
5.500% due 01/25/2036	7,335	6,967
5.500% due 02/25/2037 ^	1,987	1,833
5.573% due 04/25/2036	20,843	19,782
5.646% due 04/25/2037	11,731	11,233
5.750% due 03/25/2036	7,982	7,889
5.750% due 02/25/2037	1,113	1,075
5.750% due 04/25/2037	7,655	7,276
6.000% due 06/25/2036 ^	9,048	8,357
6.000% due 08/25/2036	16,560	16,877
6.000% due 03/25/2037 ^	6,489	6,104
6.000% due 04/25/2037	5,361	5,081
6.000% due 04/25/2037 ^	2,824	2,676
6.000% due 07/25/2037 ^	4,500	4,291
6.000% due 07/25/2037	41,867	40,104
6.000% due 08/25/2037	25,498	24,241
6.250% due 07/25/2037	545	508

WFRBS Commercial Mortgage Trust
3.667% due 11/15/2044		201	204

Total Mortgage-Backed Securities (Cost $14,006,760)			15,114,761

ASSET-BACKED SECURITIES 2.7%
ACA CLO Ltd.
0.488% due 07/25/2018		41,414	41,290
0.492% due 01/20/2021		10,590	10,548
Academic Loan Funding Trust
0.965% due 12/27/2022		28,257	28,510
Access Group, Inc.
1.538% due 10/27/2025		45,415	45,881
Accredited Mortgage Loan Trust
0.295% due 02/25/2037		3,182	2,965
0.425% due 09/25/2036		13,457	9,905
4.330% due 06/25/2033		4,078	3,579
4.980% due 10/25/2033		2,807	2,756
ACE Securities Corp. Home Equity Loan Trust
0.225% due 10/25/2036		24	8
0.305% due 07/25/2036		11,646	8,827
0.325% due 08/25/2036		5,993	2,211
0.365% due 12/25/2036		29,696	10,739
0.385% due 08/25/2036		7,703	2,875
0.465% due 02/25/2036		15,400	12,017
0.605% due 11/25/2035		8,600	5,915
0.715% due 12/25/2045		5,800	3,527
0.845% due 09/25/2035		8,900	6,495
1.140% due 11/25/2033		3,695	3,442
Aegis Asset-Backed Securities Trust
1.665% due 03/25/2035 ^		5,200	4,475
AFC Home Equity Loan Trust
0.875% due 12/22/2027		2	2
ALM Loan Funding
1.037% due 11/20/2020		16,109	16,092
Alzette European CLO S.A.
0.563% due 12/15/2020		977	977
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.467% due 11/25/2034		598	594
0.615% due 03/25/2035		2,088	2,062
0.685% due 05/25/2034		3,786	3,292
3.540% due 11/25/2032		6,966	6,884
5.054% due 11/25/2035		6,498	6,501
Amortizing Residential Collateral Trust
0.705% due 06/25/2032		236	225
0.745% due 07/25/2032		97	89
0.865% due 10/25/2031		139	124
Aquilae CLO PLC
0.572% due 01/17/2023	EUR	21,607	29,387
Argent Securities Trust
0.275% due 09/25/2036		$5,870	2,371
0.315% due 06/25/2036		24,757	9,388
0.315% due 07/25/2036		9,355	3,798
0.315% due 09/25/2036		9,106	3,690
0.405% due 07/25/2036		8,575	3,520
0.435% due 05/25/2036		31,689	11,643
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.365% due 10/25/2035		779	767
0.485% due 01/25/2036		17,983	11,947
1.290% due 11/25/2034		3,522	3,011
Asset-Backed Funding Certificates Trust
0.325% due 01/25/2037		27,657	15,836
0.385% due 01/25/2037		12,008	6,937
0.475% due 12/25/2034		978	953
0.865% due 06/25/2034		1,971	1,877
1.025% due 12/25/2030		1,466	1,449
1.215% due 03/25/2034		6,534	5,165
1.260% due 05/25/2032		1,133	1,056
Asset-Backed Securities Corp. Home Equity Loan Trust
0.245% due 05/25/2037		325	204
0.395% due 11/25/2036		7,500	4,347
0.440% due 09/25/2034		1,338	1,332
0.615% due 11/25/2035		5,800	4,625
0.655% due 07/25/2035		5	5
0.925% due 10/25/2034		1	1
0.975% due 06/25/2034		16,572	15,493
1.215% due 12/25/2034		10,000	8,840
1.517% due 04/15/2033		450	429
Avenue CLO Ltd.
0.560% due 10/15/2023	EUR	6,899	9,152
Avoca CLO PLC
0.591% due 09/15/2021		37,363	50,604
Bear Stearns Asset-Backed Securities Trust
0.225% due 01/25/2037		$48	48
0.235% due 12/25/2036		1,053	1,042

0.255% due 06/25/2047		1	1
0.275% due 11/25/2036		775	538
0.275% due 02/25/2037		13,181	12,099
0.315% due 01/25/2037		3,952	3,911
0.325% due 01/25/2037		25,163	16,354
0.335% due 05/25/2036 ^		7,551	6,183
0.335% due 10/25/2036		16,160	15,251
0.335% due 01/25/2037		17,679	8,160
0.345% due 04/25/2036		14,027	13,854
0.345% due 06/25/2047		10,200	9,661
0.355% due 01/25/2047		2,767	2,750
0.365% due 12/25/2036		23,228	21,616
0.365% due 04/25/2037		26,780	23,457
0.405% due 06/25/2047		7,500	6,189
0.445% due 02/25/2036		76	75
0.445% due 04/25/2036		6,724	6,197
0.485% due 01/25/2047		7,600	6,669
0.515% due 04/25/2037		10,800	4,953
0.565% due 11/25/2034		3,056	2,524
0.565% due 09/25/2046		5,234	4,224
0.805% due 12/25/2034		7	6
0.815% due 08/25/2035		7,000	6,386
0.825% due 10/25/2032		3,037	2,883
0.835% due 06/25/2035		14,000	10,937
0.915% due 09/25/2035		7,067	6,669
0.965% due 10/27/2032		967	917
1.165% due 10/25/2037		499	472
1.165% due 11/25/2042		338	329
1.415% due 08/25/2037		17,207	14,978
2.800% due 06/25/2043		1,136	1,128
2.930% due 07/25/2036		221	212
2.974% due 10/25/2036		222	218
5.500% due 01/25/2034		68	70
5.750% due 11/25/2034		5,469	5,289
Berica Asset-Backed Security SRL
0.593% due 12/30/2055	EUR	43,262	57,692
BNC Mortgage Loan Trust
0.265% due 05/25/2037		$517	491
0.295% due 07/25/2037		5,819	5,454
Bumper S.A.
1.486% due 02/23/2023	EUR	225	311
Callidus Debt Partners CLO Fund Ltd.
0.504% due 04/17/2020		$7,875	7,870
0.992% due 01/21/2021		6,388	6,386
Carrington Mortgage Loan Trust
0.225% due 01/25/2037		1,833	1,339
0.265% due 06/25/2037		763	746
0.325% due 10/25/2036		8,836	4,420
0.405% due 06/25/2036		16,000	8,808
0.405% due 10/25/2036		13,800	6,173
0.415% due 10/25/2036		10,298	5,194
0.425% due 02/25/2037		25,200	16,282
0.485% due 10/25/2035		2,289	2,281
0.545% due 12/25/2035		21,844	20,140
0.625% due 06/25/2035		3,800	3,398
CDC Mortgage Capital Trust
0.960% due 07/25/2034		4,537	3,960
Centex Home Equity Loan Trust
5.590% due 10/25/2035		152	153
Chase Funding Trust
0.725% due 02/25/2033		48	45
0.805% due 08/25/2032		783	715
0.825% due 11/25/2032		23	21
0.905% due 10/25/2032		275	260
4.396% due 02/25/2030		80	80
4.499% due 11/25/2034		9	9
CIT Group Home Equity Loan Trust
1.215% due 09/25/2030		3,653	3,114
3.930% due 03/20/2032		454	463
CIT Mortgage Loan Trust
1.415% due 10/25/2037		739	738
Citibank Omni Master Trust
2.917% due 08/15/2018		88,040	89,382
4.900% due 11/15/2018		175,000	181,444
5.350% due 08/15/2018		25,000	25,732
Citigroup Mortgage Loan Trust, Inc.
0.225% due 07/25/2045		4,372	3,357
0.235% due 05/25/2037		5,899	4,373
0.315% due 10/25/2036		3,473	3,455
0.325% due 09/25/2036		6,994	3,500
0.335% due 07/25/2045		16,200	7,972
0.365% due 05/25/2037		8,000	4,016
0.415% due 08/25/2036		24,500	11,491
0.425% due 09/25/2036		5,309	2,611
0.425% due 07/25/2045		7,717	3,854
0.435% due 05/25/2037		17,700	9,416

0.565% due 11/25/2046		15,809	11,432
1.140% due 11/25/2034		17,944	16,778
5.764% due 01/25/2037		1,887	1,202
ColumbusNova CLO Ltd.
0.488% due 05/16/2019		3,495	3,449
Commercial Industrial Finance Corp.
0.499% due 05/10/2021		10,600	10,370
Concord Real Estate CDO Ltd.
0.445% due 12/25/2046		7,554	7,516
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		88	91
6.681% due 12/01/2033		258	262
7.490% due 07/01/2031		577	617
Conseco Financial Corp.
6.240% due 12/01/2028		238	246
6.870% due 04/01/2030		438	468
7.140% due 01/15/2029		25	26
7.290% due 03/15/2028		167	171
Cougar CLO PLC
0.580% due 07/15/2020	EUR	425	581
Countrywide Asset-Backed Certificates
0.285% due 06/25/2047		$26,290	25,772
0.295% due 06/25/2047		2,041	2,020
0.315% due 01/25/2037		13,307	11,764
0.315% due 02/25/2037		25,257	22,571
0.315% due 05/25/2037		50,583	40,561
0.315% due 01/25/2045		16,514	16,160
0.315% due 06/25/2047		61,150	46,093
0.325% due 01/25/2034		4,676	3,815
0.325% due 03/25/2037		13,588	11,809
0.325% due 01/25/2046		5,829	4,800
0.335% due 05/25/2037		51,571	41,203
0.335% due 06/25/2047		20,700	17,039
0.345% due 08/25/2036		1,074	1,043
0.345% due 09/25/2036		3,807	3,687
0.355% due 06/25/2036		11,534	11,196
0.385% due 06/25/2037		11,000	5,057
0.385% due 09/25/2037		7,100	4,698
0.385% due 09/25/2047		64,600	47,403
0.405% due 03/25/2037		14,200	5,674
0.415% due 04/25/2036		9,703	9,490
0.415% due 05/25/2036		2,317	2,304
0.435% due 01/25/2036		4,168	3,945
0.455% due 06/25/2036		13,440	10,511
0.455% due 07/25/2036		7,400	5,441
0.455% due 08/25/2036		12,797	9,705
0.465% due 06/25/2036		9,400	7,449
0.475% due 09/25/2037		7,200	2,646
0.505% due 04/25/2036		10,159	8,480
0.505% due 12/25/2036 ^		74	43
0.515% due 05/25/2036		33,100	30,856
0.535% due 11/25/2033		1	1
0.535% due 12/25/2034		3,649	3,385
0.550% due 11/25/2035		7,764	7,268
0.555% due 11/25/2034		2,652	2,628
0.565% due 08/25/2034		853	813
0.605% due 04/25/2036		4,500	3,409
0.615% due 11/25/2034		914	907
0.615% due 04/25/2036		5,000	3,934
0.625% due 11/25/2035		178	167
0.645% due 12/25/2031		321	233
0.655% due 10/25/2035		6,600	6,505
0.655% due 02/25/2036		7,000	5,991
0.665% due 08/25/2047		32,798	32,126
0.695% due 05/25/2035		2,964	2,959
0.765% due 07/25/2035		19,000	17,689
0.765% due 08/25/2035		5,400	5,120
0.865% due 11/25/2035		2,000	1,573
0.905% due 05/25/2032		22	20
1.140% due 11/25/2034		5,932	4,943
2.565% due 01/25/2034		21,096	16,452
4.693% due 10/25/2035		9,647	9,626
4.740% due 10/25/2035		1,219	1,216
4.756% due 04/25/2036		2,379	2,286
5.103% due 05/25/2035		3,500	3,407
5.125% due 02/25/2036		11,000	8,883
5.427% due 10/25/2046		43,659	37,675
5.430% due 07/25/2036		17,191	16,511
5.714% due 04/25/2047		10,126	7,440
Credit Suisse First Boston Mortgage Securities Corp.
0.785% due 01/25/2032		995	927
0.865% due 07/25/2032		54	44
0.905% due 08/25/2032		2,042	1,765
0.965% due 05/25/2043		1,644	1,539
Credit-Based Asset Servicing and Securitization LLC
0.225% due 11/25/2036		162	87

0.235% due 01/25/2037 ^		40	17
0.285% due 07/25/2037		608	380
0.315% due 11/25/2036		15,572	8,494
0.415% due 07/25/2036		10,000	6,112
0.415% due 04/25/2037		1,664	1,075
1.265% due 04/25/2032		293	274
4.340% due 03/25/2037 ^		7,624	4,206
4.831% due 08/25/2035		46	47
6.280% due 05/25/2035		1,793	1,810
Delta Funding Home Equity Loan Trust
0.987% due 09/15/2029		210	191
Denver Arena Trust
6.940% due 11/15/2019		589	610
Dryden Leveraged Loan CDO
0.600% due 01/25/2022	EUR	6,855	9,302
Educational Funding Co. LLC
0.488% due 10/25/2029		$8,511	6,908
Educational Services of America, Inc.
1.088% due 07/25/2023		35,155	35,617
EFS Volunteer LLC
1.088% due 10/26/2026		24,208	24,329
EMC Mortgage Loan Trust
0.615% due 12/25/2042		1,972	1,840
0.615% due 05/25/2043		586	542
0.905% due 05/25/2040		45	40
Equity One Mortgage Pass-Through Trust
0.725% due 11/25/2032		4,924	4,602
Eurocredit CDO BV
0.672% due 02/22/2020	EUR	11,112	15,182
FAB CBO BV
0.777% due 12/31/2078		5,389	6,900
FAB U.S. Ltd.
1.102% due 12/06/2045	GBP	24,084	33,254
Faxtor ABS BV
0.790% due 07/25/2094	EUR	21,717	29,503
Fieldstone Mortgage Investment Trust
0.325% due 11/25/2036		$15,979	8,792
Finance America Mortgage Loan Trust
1.065% due 08/25/2034		2,115	2,024
First Alliance Mortgage Loan Trust
0.927% due 03/20/2031		150	136
First Franklin Mortgage Loan Trust
0.305% due 09/25/2036		5,983	5,305
0.325% due 04/25/2036		9,048	7,113
0.405% due 10/25/2036		8,700	5,872
0.425% due 11/25/2036		3,141	3,056
0.445% due 10/25/2035		156	157
0.595% due 05/25/2035		1,371	1,353
0.635% due 07/25/2035		825	722
0.645% due 12/25/2035		19,600	17,448
0.900% due 12/25/2034		22,974	21,537
1.065% due 03/25/2034		5,641	5,176
1.590% due 10/25/2034		2,181	1,535
First NLC Trust
0.235% due 08/25/2037		1,493	765
0.435% due 02/25/2036		16,083	15,149
0.625% due 05/25/2035		2,218	1,853
Ford Auto Securitization Trust Asset-Backed Notes
1.960% due 07/15/2015	CAD	12,534	11,815
Fraser Sullivan CLO Ltd.
0.503% due 03/15/2020		$12,458	12,374
Fremont Home Loan Trust
0.225% due 01/25/2037		47	23
0.315% due 10/25/2036		8,687	4,365
0.315% due 01/25/2037		13,556	6,799
0.335% due 02/25/2036		26,090	19,792
0.335% due 02/25/2037		14,300	7,203
0.405% due 02/25/2037		28,906	14,407
0.415% due 05/25/2036		15,876	7,974
0.435% due 02/25/2036		5,400	3,094
0.435% due 04/25/2036		3,100	1,773
0.495% due 01/25/2036		18,955	14,405
GCO Education Loan Funding Trust
0.318% due 11/25/2020		264	264
GE-WMC Mortgage Securities Trust
0.205% due 08/25/2036		13	5
Globaldrive BV
1.845% due 04/20/2018	EUR	10,592	14,595
GMAC Mortgage Corp. Home Equity Loan Trust
7.000% due 09/25/2037		$152	156
Greenpoint Manufactured Housing
7.270% due 06/15/2029		491	496
8.300% due 10/15/2026		500	546
8.450% due 06/20/2031		30,445	29,606
Grosvenor Place CLO BV
0.552% due 03/28/2023	EUR	84,449	115,003

GSAA Home Equity Trust
0.335% due 09/25/2036		$4,990	2,599
0.395% due 03/25/2036		15,158	13,112
0.465% due 03/25/2037		4,625	2,771
0.465% due 05/25/2047		768	547
0.535% due 06/25/2035		8,150	7,618
0.615% due 08/25/2037		12,249	10,160
4.772% due 06/25/2034		61	63
5.332% due 03/25/2036		16,686	12,388
5.995% due 03/25/2046 ^		22,473	16,853
GSAMP Trust
0.235% due 12/25/2036		331	166
0.255% due 01/25/2037		5,558	2,958
0.265% due 12/25/2046		26,757	14,656
0.285% due 12/25/2036		9,749	4,952
0.315% due 08/25/2036		32,916	21,505
0.315% due 12/25/2046		24,118	13,282
0.345% due 11/25/2035		600	114
0.395% due 12/25/2046		4,095	2,273
0.395% due 03/25/2047		10,726	5,828
0.405% due 08/25/2036		3,930	2,597
0.435% due 04/25/2036		5,500	2,806
0.505% due 01/25/2035		145	145
0.535% due 03/25/2047		2,000	1,179
0.900% due 09/25/2035 ^		20,959	17,809
1.015% due 02/25/2047		63,150	59,214
1.170% due 06/25/2035		3,478	3,294
1.215% due 06/25/2034		2,835	2,760
Gulf Stream Sextant CLO Ltd.
0.469% due 08/21/2020		4,012	4,008
Halcyon Structured Asset Management Long/Short Ltd.
0.463% due 08/07/2021		122,146	121,288
Harbourmaster CLO BV
0.537% due 06/15/2020	EUR	4,414	6,045
Hewett’s Island CLO Ltd.
0.481% due 12/05/2018		$1,124	1,119
Home Equity Asset Trust
0.335% due 08/25/2036		4,963	4,865
0.350% due 07/25/2037		7,741	7,128
0.655% due 12/25/2035		12,200	10,611
0.765% due 11/25/2032		154	135
Home Equity Mortgage Loan Asset-Backed Trust
0.365% due 07/25/2037		33,600	20,297
0.375% due 04/25/2037		6,600	4,032
0.405% due 11/25/2036		35,326	19,464
0.405% due 04/25/2047		15,000	8,718
0.415% due 03/25/2036		10,611	10,086
1.025% due 10/25/2033		1,000	965
HSBC Home Equity Loan Trust
0.317% due 03/20/2036		7,728	7,583
0.327% due 01/20/2036		5,021	4,915
0.457% due 01/20/2034		29,267	29,129
HSI Asset Loan Obligation Trust
0.225% due 12/25/2036		149	59
HSI Asset Securitization Corp. Trust
0.215% due 10/25/2036		299	152
0.335% due 12/25/2036		7,479	3,324
0.345% due 04/25/2037		54,858	33,495
Hyde Park CDO BV
0.624% due 06/14/2022	EUR	8,964	12,130
ICE EM CLO
0.746% due 08/15/2022		$122,000	118,340
IMC Home Equity Loan Trust
5.392% due 07/25/2026		41	39
7.310% due 11/20/2028		39	39
7.520% due 08/20/2028		41	41
IXIS Real Estate Capital Trust
0.505% due 02/25/2036		311	304
JPMorgan Mortgage Acquisition Trust
0.225% due 03/25/2047		1,105	1,061
0.245% due 08/25/2036		381	148
0.275% due 08/25/2036		67	35
0.315% due 07/25/2036		27,357	13,577
0.325% due 07/25/2036 ^		9,898	5,043
0.355% due 05/25/2035		402	386
0.355% due 03/25/2047		25,812	14,316
0.425% due 07/25/2036		8,800	5,656
0.425% due 05/25/2037		4,600	3,342
0.435% due 04/25/2036		6,700	5,281
0.605% due 09/25/2035		6,718	5,785
Jubilee CDO BV
0.550% due 09/20/2022	EUR	13,565	18,357
0.553% due 07/30/2024		6,400	8,501
0.730% due 10/15/2019		3,722	5,102
L.A. Arena Funding LLC
7.656% due 12/15/2026		$153	175

L2L Education Loan Trust
0.397% due 07/15/2025		1,669	1,667
LCM Ltd.
0.476% due 03/21/2019		18,200	17,931
Lehman ABS Mortgage Loan Trust
0.255% due 06/25/2037		5,716	3,287
Lehman XS Trust
0.335% due 10/25/2036		18,817	14,889
0.335% due 01/25/2037		13,612	10,271
0.445% due 08/25/2035		33	32
1.665% due 07/25/2035		9,942	9,693
5.420% due 11/25/2035		1,471	1,451
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034		5,246	5,022
0.990% due 06/25/2035		1,779	1,734
1.095% due 04/25/2035		6,000	5,662
Magi Funding PLC
0.591% due 04/11/2021	EUR	30,045	40,847
Marathon CLO Ltd.
0.515% due 12/20/2019		$9,548	9,514
Massachusetts Educational Financing Authority
1.188% due 04/25/2038		5,464	5,499
MASTR Asset-Backed Securities Trust
0.215% due 01/25/2037		149	50
0.315% due 08/25/2036		7,808	3,934
0.395% due 02/25/2036		5,852	5,750
0.405% due 03/25/2036		10,700	5,791
0.405% due 10/25/2036		5,034	2,908
0.465% due 05/25/2037		24,249	21,348
0.665% due 10/25/2035		7,079	4,666
5.471% due 11/25/2035		2,942	2,936
5.719% due 02/25/2036		7,092	7,126
MASTR Specialized Loan Trust
0.565% due 07/25/2034		314	309
Merrill Lynch First Franklin Mortgage Loan Trust
0.335% due 04/25/2037		4,782	2,704
Merrill Lynch Mortgage Investors Trust
0.225% due 11/25/2037		2,770	1,207
0.235% due 04/25/2047		19,667	10,111
0.275% due 03/25/2037		8,623	5,789
0.275% due 08/25/2037		16,138	8,904
0.285% due 02/25/2037		1,472	678
0.315% due 08/25/2037		67,583	37,513
0.315% due 11/25/2037		19,733	8,730
0.335% due 07/25/2037		7,991	3,977
0.405% due 08/25/2037		3,379	1,901
0.425% due 03/25/2037		75,100	39,625
0.425% due 04/25/2037		4,000	2,009
0.455% due 08/25/2036		10,700	9,582
0.485% due 03/25/2037		3,000	1,597
MESA Trust
0.965% due 12/25/2031		1,174	1,094
Mid-State Trust
6.005% due 08/15/2037		402	424
7.340% due 07/01/2035		776	845
7.791% due 03/15/2038		2,994	3,136
8.330% due 04/01/2030		1,460	1,518
Morgan Stanley ABS Capital, Inc. Trust
0.215% due 07/25/2036		340	128
0.225% due 12/25/2036		4,561	2,324
0.225% due 05/25/2037		3,026	1,783
0.255% due 01/25/2037		8,656	4,936
0.265% due 11/25/2036		2,630	1,461
0.275% due 03/25/2037		10,547	5,443
0.305% due 10/25/2036		41,617	23,835
0.305% due 11/25/2036		7,010	4,206
0.305% due 05/25/2037		9,089	5,622
0.315% due 06/25/2036		15,388	10,204
0.315% due 09/25/2036		23,525	12,746
0.315% due 10/25/2036		10,800	5,507
0.315% due 11/25/2036		29,093	16,266
0.315% due 12/25/2036		3,678	1,892
0.325% due 09/25/2036		6,000	3,075
0.345% due 03/25/2037		7,148	3,721
0.385% due 10/25/2036		3,911	2,263
0.395% due 09/25/2036		4,482	2,322
0.395% due 10/25/2036		2,500	1,289
0.395% due 02/25/2037		15,570	7,083
0.415% due 08/25/2036		25,200	13,485
0.415% due 03/25/2037		50,323	26,423
0.415% due 05/25/2037		5,423	3,265
0.505% due 03/25/2037		5,242	2,780
0.525% due 02/25/2037		12,547	5,824
0.595% due 09/25/2035		3,000	2,559
0.625% due 06/25/2034		77	75
0.905% due 01/25/2034		106	103

0.965% due 07/25/2037	7,603	7,089
1.020% due 03/25/2034	7,117	6,625
1.065% due 05/25/2034	16,609	15,665
1.110% due 06/25/2034	3,630	3,406
1.165% due 03/25/2033	1,977	1,878
1.185% due 08/25/2034	345	324
Morgan Stanley Dean Witter Capital, Inc. Trust
1.440% due 09/25/2032	3,371	3,147
1.515% due 02/25/2033	1,996	1,897
Morgan Stanley Home Equity Loan Trust
0.395% due 04/25/2037	9,840	5,899
0.515% due 04/25/2037	12,017	7,312
Morgan Stanley IXIS Real Estate Capital Trust
0.215% due 11/25/2036	8	4
0.275% due 11/25/2036	176	83
Morgan Stanley Mortgage Loan Trust
0.235% due 01/25/2047	10	10
0.245% due 11/25/2036	5,354	2,320
0.285% due 04/25/2037	9,522	5,235
0.395% due 02/25/2037	1,027	549
0.525% due 04/25/2037	4,613	2,590
5.577% due 10/25/2046 ^	2,267	1,356
5.726% due 10/25/2036 ^	2,101	1,269
5.750% due 11/25/2036 ^	2,610	1,328
5.750% due 04/25/2037 ^	1,286	1,023
6.000% due 07/25/2047 ^	1,334	1,063
National Collegiate Student Loan Trust
0.425% due 02/26/2029	5,000	4,038
0.435% due 03/26/2029	23,500	19,435
Nationstar Home Equity Loan Trust
0.345% due 04/25/2037	5,547	5,109
Nelnet Student Loan Trust
0.938% due 07/25/2018	8,766	8,782
1.168% due 10/25/2019	5,000	5,040
New Century Home Equity Loan Trust
0.425% due 06/25/2035	716	716
0.435% due 09/25/2035	891	892
0.445% due 10/25/2035	7,820	7,657
0.615% due 03/25/2035	3,500	3,374
1.050% due 05/25/2034	2,522	2,371
3.165% due 01/25/2033	6,105	5,383
Nissan Auto Receivables Owner Trust
0.730% due 05/16/2016	814	816
Nomura Home Equity Loan, Inc.
0.495% due 10/25/2036	30,192	11,275
0.565% due 02/25/2037	2,869	1,257
NovaStar Mortgage Funding Trust
0.265% due 01/25/2037	5,875	2,568
0.285% due 11/25/2036	2,024	882
0.315% due 09/25/2036	26,685	13,854
0.315% due 03/25/2037	6,587	3,083
0.335% due 11/25/2036	14,684	6,470
0.345% due 03/25/2037	5,453	2,567
0.375% due 01/25/2037	26,427	11,703
0.415% due 10/25/2036	8,433	3,572
0.875% due 12/25/2033	1,073	1,024
2.040% due 03/25/2035	9,200	8,047
NYLIM Flatiron CLO Ltd.
0.459% due 08/08/2020	9,470	9,355
Oak Hill Credit Partners Ltd.
0.488% due 05/17/2021	153	152
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.425% due 07/25/2035	197	198
0.465% due 02/25/2035	469	467
0.515% due 02/25/2035	217	217
0.545% due 12/25/2035	32,107	26,083
0.635% due 02/25/2035	5,000	4,812
Option One Mortgage Loan Trust
0.305% due 01/25/2037	33,335	18,516
0.345% due 04/25/2037	10,596	5,816
0.385% due 01/25/2037	7,900	4,417
0.405% due 04/25/2037	5,000	2,828
0.415% due 03/25/2037	2,308	1,217
0.415% due 07/25/2037	5,000	2,783
Ownit Mortgage Loan Trust
0.315% due 05/25/2037	27,371	17,252
Palisades CDO Ltd.
0.601% due 07/22/2039	32,632	30,266
Panhandle-Plains Higher Education Authority, Inc.
1.377% due 10/01/2035	26,056	26,469
Park Place Securities, Inc.
0.425% due 09/25/2035	247	242
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.715% due 03/25/2035	8,000	7,270
0.815% due 10/25/2034	10,700	10,278

Penta CLO S.A.
0.551% due 06/04/2024	EUR	58,970	78,149
People’s Choice Home Loan Securities Trust
1.110% due 05/25/2035 ^		$7,000	4,017
1.515% due 01/25/2035		6,500	5,498
People’s Financial Realty Mortgage Securities Trust
0.305% due 09/25/2036		16,325	5,972
Popular ABS Mortgage Pass-Through Trust
0.255% due 06/25/2047 ^		8,481	7,835
0.375% due 01/25/2037		7,000	5,115
Primus CLO Ltd.
0.476% due 07/15/2021		163,977	159,140
RAAC Series
0.435% due 05/25/2036		2,454	2,143
0.505% due 02/25/2036		3,600	2,999
0.565% due 06/25/2047		5,500	5,001
1.365% due 09/25/2047		8,699	8,417
1.665% due 09/25/2047		10,900	8,014
Renaissance Home Equity Loan Trust
0.525% due 11/25/2034		425	351
0.665% due 12/25/2033		225	220
0.865% due 08/25/2032		104	94
1.045% due 08/25/2033		120	113
5.565% due 02/25/2036		11	10
Residential Asset Mortgage Products Trust
0.335% due 05/25/2036		1,533	1,510
0.335% due 07/25/2036		10,730	10,099
0.355% due 02/25/2036		12,954	12,190
0.445% due 05/25/2037		20,195	16,330
0.465% due 03/25/2036		34,000	25,162
0.485% due 01/25/2036		17,200	11,675
0.675% due 06/25/2035		4,090	3,768
5.072% due 04/25/2034		952	979
Residential Asset Securities Corp. Trust
0.315% due 08/25/2036		3,118	2,721
0.315% due 09/25/2036		4,504	4,326
0.315% due 01/25/2037		8,900	7,398
0.325% due 06/25/2036		2,628	2,461
0.325% due 07/25/2036		4,116	3,862
0.325% due 11/25/2036		23,800	17,546
0.335% due 11/25/2036		7,700	6,117
0.345% due 04/25/2036		5,973	5,486
0.345% due 04/25/2037		17,263	16,984
0.365% due 02/25/2036		2,379	2,329
0.415% due 08/25/2036		23,900	16,901
0.415% due 04/25/2037		14,000	12,105
0.435% due 07/25/2036		12,000	5,604
0.435% due 05/25/2037		4,300	3,536
0.445% due 04/25/2036		4,200	3,055
0.455% due 03/25/2036		3,500	3,221
0.605% due 11/25/2035		6,840	5,822
0.605% due 01/25/2036		5,535	4,910
0.635% due 09/25/2035		3,000	2,055
0.665% due 07/25/2032 ^		4	4
0.755% due 09/25/2035		5,000	4,052
0.990% due 07/25/2034		1,931	1,702
1.050% due 01/25/2034		11,072	9,827
1.260% due 03/25/2035		2,599	1,993
Residential Mortgage Loan Trust
1.665% due 09/25/2029		12	12
RMF Euro CDO PLC
0.582% due 09/11/2022	EUR	18,834	25,556
RMF Euro CDO S.A.
0.803% due 02/25/2015		1,663	2,270
SACO, Inc.
0.585% due 03/25/2036		$96	126
0.665% due 12/25/2035		99	94
Salomon Brothers Mortgage Securities, Inc.
0.725% due 09/25/2028		585	572
Saxon Asset Securities Trust
0.335% due 10/25/2046		25,060	20,314
0.855% due 05/25/2035		4,555	4,239
Securitized Asset-Backed Receivables LLC Trust
0.225% due 12/25/2036 ^		328	114
0.295% due 05/25/2037 ^		1,116	688
0.415% due 03/25/2036		15,310	8,678
0.435% due 03/25/2036		7,869	5,968
1.125% due 01/25/2036 ^		8,590	6,532
SG Mortgage Securities Trust
0.315% due 10/25/2036		20,988	9,624
Sherwood Castle Funding PLC
0.487% due 03/15/2016	EUR	18,000	24,748
0.705% due 06/15/2016	GBP	5,200	8,561
SLC Student Loan Trust
1.143% due 06/15/2021		$4,300	4,317
4.750% due 06/15/2033		23,906	21,682

SLM Student Loan Trust
0.238% due 07/25/2017		4,098	4,090
0.318% due 10/25/2021		1,233	1,232
0.328% due 10/25/2022		1,132	1,130
0.368% due 01/25/2019		2,967	2,958
0.383% due 03/15/2017		435	434
0.388% due 01/25/2021		46,704	46,675
0.408% due 04/27/2020		6,671	6,652
0.483% due 12/16/2041		12,000	9,631
0.537% due 12/15/2023	EUR	126	171
0.547% due 09/15/2021		5,156	7,084
0.547% due 06/17/2024		25,627	34,726
0.568% due 01/25/2022		$12,000	11,670
0.638% due 04/25/2023		18,563	18,546
0.738% due 10/25/2017		65,212	65,097
0.788% due 10/25/2017		61	62
0.888% due 04/25/2019		700	699
0.988% due 01/25/2019		40,000	40,322
1.017% due 02/15/2022		31,341	31,440
1.138% due 07/25/2023		700	708
1.338% due 10/25/2016		145	145
1.338% due 07/25/2023		5,000	5,060
1.443% due 12/15/2033		26,402	26,590
1.538% due 01/25/2018		1,490	1,503
1.567% due 12/15/2023		19,640	19,782
1.738% due 04/25/2023		659,221	679,918
1.938% due 07/25/2023		3,075	3,219
2.417% due 06/16/2042		18,000	18,726
2.817% due 12/16/2019		42,483	43,159
3.200% due 05/16/2044		4,029	4,185
3.417% due 05/16/2044		43,543	46,186
Soundview Home Loan Trust
0.225% due 11/25/2036		1,313	500
0.245% due 06/25/2037		348	189
0.325% due 01/25/2037		6,582	4,020
0.345% due 05/25/2036		5,584	5,158
0.345% due 08/25/2037		4,000	2,620
0.375% due 06/25/2037		28,278	15,521
0.405% due 07/25/2036		10,000	4,889
0.415% due 08/25/2037		3,828	2,521
0.425% due 02/25/2037		14,912	7,063
0.445% due 06/25/2037		23,535	12,981
0.465% due 11/25/2035		5	5
South Carolina Student Loan Corp.
0.789% due 03/01/2018		611	612
0.989% due 03/02/2020		700	700
1.239% due 09/03/2024		600	603
Specialty Underwriting & Residential Finance Trust
0.225% due 01/25/2038		80	80
0.265% due 11/25/2037		1,335	970
0.465% due 12/25/2036		9,514	6,466
0.515% due 09/25/2036		4,233	4,148
0.515% due 03/25/2037		6,021	3,145
0.845% due 01/25/2034		23	20
5.850% due 02/25/2037		8,857	4,908
Stone Tower CLO Ltd.
0.474% due 04/17/2021		5,000	4,883
Structured Asset Investment Loan Trust
0.315% due 09/25/2036		45,866	33,966
0.325% due 05/25/2036		9,721	7,105
0.525% due 10/25/2035		7,177	6,938
0.865% due 04/25/2033		2,141	2,058
1.065% due 01/25/2035		40,513	40,129
1.095% due 09/25/2034		967	859
1.095% due 01/25/2035		46,787	37,648
1.140% due 01/25/2035		10,188	3,325
1.290% due 01/25/2035		3,957	418
1.545% due 04/25/2033		2,225	1,969
1.740% due 01/25/2035		4,313	225
1.890% due 01/25/2035 ^		5,542	98
Structured Asset Securities Corp.
0.265% due 01/25/2037		200	185
0.275% due 01/25/2037		5,971	5,804
0.305% due 05/25/2047		9,438	8,971
0.315% due 05/25/2037		6	6
0.335% due 12/25/2036		21,000	15,442
0.345% due 01/25/2037		4,138	1,996
0.465% due 06/25/2035		3,733	3,228
0.665% due 11/25/2037		22,200	16,123
1.669% due 04/25/2035		15,056	14,420
5.180% due 10/25/2034		2,447	2,542
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.565% due 05/25/2034		5	4
0.745% due 01/25/2033		3,548	3,253
5.410% due 06/25/2033		68	68

Symphony CLO Ltd.
0.481% due 05/15/2019		89,805	89,040
Triaxx Prime CDO Ltd.
0.430% due 10/02/2039		152,135	121,708
Trimaran CLO Ltd.
0.492% due 11/01/2018		4,561	4,512
Wachovia Loan Trust
0.525% due 05/25/2035		1,590	1,499
Washington Mutual Asset-Backed Certificates Trust
0.225% due 10/25/2036		2,371	983
Wells Fargo Home Equity Asset-Backed Securities Trust
0.395% due 05/25/2036		13,496	13,037
WMC Mortgage Loan Pass-Through Certificates
0.847% due 05/15/2030		1,792	1,722
Wood Street CLO BV
0.587% due 03/29/2021	EUR	27,435	37,059

Total Asset-Backed Securities (Cost $5,952,262)			6,354,612

SOVEREIGN ISSUES 7.2%
Autonomous Community of Catalonia
2.125% due 10/01/2014	CHF	6,000	6,718
3.875% due 04/07/2015	EUR	35,750	50,116
3.875% due 09/15/2015		6,585	9,215
4.300% due 11/15/2016		4,750	6,745
4.750% due 06/04/2018		17,736	25,131
4.950% due 02/11/2020		1,750	2,409
Autonomous Community of Madrid
4.200% due 09/24/2014		95,400	134,101
4.305% due 03/06/2014		51,700	71,558
Autonomous Community of Valencia
3.250% due 07/06/2015		3,413	4,751
4.000% due 11/02/2016		5,900	8,203
4.375% due 07/16/2015		64,317	90,666
4.750% due 03/20/2014		1,025	1,420
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$76,900	77,861
4.125% due 09/15/2017	EUR	37,800	54,055
5.500% due 07/12/2020		$600	615
6.369% due 06/16/2018		10,000	10,900
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	803,700	239,983
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		3,071,649	1,234,022
Colombia Government International Bond
8.250% due 12/22/2014		$10,000	10,668
Indonesia Government International Bond
7.500% due 01/15/2016		7,000	7,726
Italy Buoni Poliennali Del Tesoro
2.750% due 12/01/2015	EUR	645,200	913,204
3.000% due 04/15/2015		640,000	902,789
3.000% due 06/15/2015		62,000	87,655
3.000% due 11/01/2015		300,300	426,395
3.500% due 06/01/2018		5,000	7,162
3.750% due 08/01/2015		251,300	359,352
3.750% due 04/15/2016		82,400	119,411
4.250% due 02/01/2015		200,000	284,969
4.500% due 07/15/2015		811,500	1,172,698
6.000% due 11/15/2014		224,200	322,265
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2014		426,800	582,151
0.000% due 06/30/2015		568,600	769,181
Junta de Castilla y Leon
6.270% due 02/19/2018		20,950	32,290
6.505% due 03/01/2019		22,365	35,307
Korea Housing Finance Corp.
4.125% due 12/15/2015		$95,800	101,219
Mexico Government International Bond
5.625% due 01/15/2017		900	1,008
10.000% due 12/05/2024	MXN	9,300	911
Mexico Government International Inflation Linked Bond
3.660% due 03/19/2015		100,000	7,675
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	400	447
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	25,000	19,282
Province of Ontario
1.000% due 07/22/2016		$78,500	78,812
1.600% due 09/21/2016		8,200	8,362
1.650% due 09/27/2019		85,700	82,279
3.000% due 07/16/2018		17,500	18,368
3.150% due 06/02/2022	CAD	291,550	270,172
4.000% due 10/07/2019		$23,855	25,831
4.000% due 06/02/2021	CAD	775,300	773,718
4.200% due 03/08/2018		2,800	2,851

4.200% due 06/02/2020		394,000	401,253
4.300% due 03/08/2017		35,600	36,246
4.400% due 06/02/2019		76,775	79,049
4.400% due 04/14/2020		$18,900	20,743
5.500% due 06/02/2018	CAD	71,100	76,025
Province of Quebec
2.750% due 08/25/2021		$81,800	78,941
3.500% due 07/29/2020		11,900	12,357
3.500% due 12/01/2022	CAD	182,653	171,998
4.250% due 12/01/2021		538,600	541,956
4.500% due 12/01/2019		142,300	147,120
4.500% due 12/01/2020		773,800	798,432
4.625% due 05/14/2018		$1,000	1,119
Qatar Government International Bond
4.000% due 01/20/2015		65,200	67,564
5.150% due 04/09/2014		9,100	9,216
Republic of Korea
5.750% due 04/16/2014		10,000	10,147
Spain Government International Bond
2.750% due 03/31/2015	EUR	108,800	152,657
3.000% due 04/30/2015		165,000	232,622
3.150% due 01/31/2016		270,400	384,002
3.300% due 10/31/2014		768,900	1,074,520
3.750% due 10/31/2015		667,400	957,264
4.000% due 07/30/2015		1,457,100	2,081,065
4.750% due 07/30/2014		50,000	70,316
Xunta de Galicia
5.763% due 04/03/2017		38,700	58,327
6.131% due 04/03/2018		35,920	55,597
6.964% due 12/28/2017		10,400	16,508

Total Sovereign Issues (Cost $17,351,178)			16,987,671

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049 (f)		146,918	162,345

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (c)		8,712,560	0
6.250% due 07/14/2033 (c)		475,440	0

			0

Total Convertible Preferred Securities (Cost $169,038)			162,345

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Ally Financial, Inc.
7.250% due 02/07/2033		2,654,829	67,326
CoBank ACB
6.250% due 10/01/2022 (f)		40,000	3,853
GMAC Capital Trust
8.125% due 02/15/2040		384,549	10,283
Santander Finance Preferred S.A.U.
10.500% due 09/29/2014 (f)		742,213	19,572
SLM Corp. CPI Linked Security
3.185% due 03/15/2017		4,700	111

Total Preferred Securities (Cost $98,422)			101,145

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.1%
CERTIFICATES OF DEPOSIT 0.2%
Banco do Brasil S.A.
0.000% due 01/24/2014		$176,800	176,672
0.000% due 03/27/2014		62,300	62,212

Itau Unibanco Holding S.A.
0.000% due 10/31/2014		390,750	386,434

			625,318

COMMERCIAL PAPER 0.1%
Electricite de France S.A.
0.800% due 01/10/2014		17,400	17,397
0.810% due 01/10/2014		11,915	11,913
Entergy Corp.
0.920% due 02/03/2014		15,000	14,988
0.920% due 02/04/2014		35,325	35,295
Ford Motor Credit Co.
0.900% due 08/04/2014		47,600	47,429

			127,022

REPURCHASE AGREEMENTS (h) 0.3%			768,900

SHORT-TERM NOTES 0.0%
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.670% due 01/14/2014	GBP	7,000	11,596
Credit Suisse AG
0.724% due 02/21/2014 (i)		8,500	14,078
Federal Home Loan Bank
0.170% due 04/29/2014		$1,870	1,870

			27,544

ITALY TREASURY BILLS 1.9%
1.029% due 08/14/2014 - 11/14/2014 (d)	EUR	3,307,600	4,522,602

MEXICO TREASURY BILLS 1.0%
3.538% due 01/02/2014 - 04/30/2014 (d)	MXN	30,926,200	2,354,525

SPAIN TREASURY BILLS 0.5%
0.777% due 06/20/2014 - 11/21/2014 (d)	EUR	850,700	1,163,362

U.S. TREASURY BILLS 0.1%
0.120% due 01/30/2014 - 12/11/2014 (d)(i)(m)		$200,270	200,066

Total Short-Term Instruments (Cost $9,699,743)			9,789,339

Total Investments in Securities (Cost $248,491,326)			249,774,998

	SHARES
INVESTMENTS IN AFFILIATES 12.0%
SHORT-TERM INSTRUMENTS 12.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.0%
PIMCO Short-Term Floating NAV Portfolio		12,755	128
PIMCO Short-Term Floating NAV Portfolio III		2,834,014,947	28,311,809

Total Short-Term Instruments (Cost $28,329,054)			28,311,937

Total Investments in Affiliates (Cost $28,329,054)			28,311,937

Total Investments 117.6% (Cost $276,820,380)			$278,086,935
Financial Derivative Instruments (j)(l) 0.0% (Cost or Premiums, net $(347,038))			(55,384)
Other Assets and Liabilities, net (17.6%)			(41,420,312)

Net Assets 100.0%			$236,611,239

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$59,345	$68,742	0.03%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	12/11/2008	78	94	0.00%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,516	9,564	0.00%

				$68,939	$78,400	0.03%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
GRE	(0.030%	)	12/31/2013	01/02/2014	$718,200	U.S. Treasury Notes 0.250% due 12/31/2015	$(718,121)	$718,200	$718,199
SAL	0.010%		12/31/2013	01/02/2014	700	U.S. Treasury Notes 0.750% due 12/31/2017	(719)	700	700
SSB	0.000%		12/31/2013	01/02/2014	50,000	Freddie Mac 2.000% due 01/30/2023	(51,002)	50,000	50,000

Total Repurchase Agreements							$(769,842)	$768,900	$768,899

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOA	(0.090%)	12/24/2013	01/15/2014		$(199,250)	$(199,246)
	(0.030%)	12/09/2013	01/08/2014		(495,000)	(494,990)
	0.020%	12/20/2013	01/03/2014		(846,812)	(846,819)
	0.020%	12/31/2013	01/03/2014		(647,562)	(647,573)
	0.200%	12/31/2013	01/03/2014		(348,688)	(348,691)
	0.450%	12/31/2013	01/03/2014		(99,625)	(99,628)
BOM	0.030%	12/24/2013	01/07/2014		(245,313)	(245,314)
	0.140%	12/26/2013	01/06/2014		(447,037)	(447,050)
BRC	(2.250%)	12/20/2013	10/29/2015		(534)	(512)
	(1.200%)	05/15/2013	05/15/2015		(1,352)	(1,341)
	(1.000%)	12/19/2013	12/18/2015	EUR	(966)	(1,328)
	(0.750%)	11/25/2013	11/25/2015		$(1,018)	(1,018)
CFR	(0.650%)	11/14/2013	11/13/2015	GBP	(1,001)	(1,656)
DEU	0.000%	12/23/2013	01/15/2014		$(416,432)	(416,433)
	0.020%	12/31/2013	01/31/2014		(349,125)	(349,125)
	0.050%	12/18/2013	01/07/2014		(499,375)	(499,385)
	0.090%	12/27/2013	01/03/2014		(195,750)	(195,753)
	0.120%	12/23/2013	01/06/2014		(554,000)	(554,018)
	0.120%	12/23/2013	01/07/2014		(398,002)	(398,015)
	0.250%	12/31/2013	01/31/2014		(698,250)	(698,260)
GRE	0.020%	12/31/2013	01/02/2014		(601,753)	(601,754)
JPS	0.020%	12/31/2013	01/31/2014		(137,156)	(137,156)
	0.070%	12/27/2013	01/03/2014		(415,969)	(415,974)
RDR	0.250%	12/31/2013	01/02/2014		(19,950)	(19,950)

Total Reverse Repurchase Agreements						$(7,620,989)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $4,670,264 at a weighted average interest rate of (0.086%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Ginnie Mae	6.000%	01/01/2044	$900	$(1,000)	$(1,000)

Total Short Sales				$(1,000)	$(1,000)

(i)	Securities with an aggregate market value of $22,008,841 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	20,622	$(7,245)	$(10,311)

Total Written Options				$(7,245)	$(10,311)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	6,913	$(1,416)	$357	$(713)
3-Month Euribor June Futures	Long	06/2015	6,913	(2,856)	475	(951)
3-Month Euribor March Futures	Long	03/2015	6,913	(2,128)	357	(832)
3-Month Euribor September Futures	Long	09/2015	6,913	(3,591)	475	(1,070)
90-Day Eurodollar December Futures	Long	12/2014	15,008	(765)	0	(375)
90-Day Eurodollar December Futures	Long	12/2015	386,155	(137,324)	0	(19,308)
90-Day Eurodollar December Futures	Long	12/2016	9,480	2,396	0	(711)
90-Day Eurodollar June Futures	Long	06/2015	85,439	(17,872)	0	(3,204)
90-Day Eurodollar June Futures	Long	06/2016	41,699	(23,564)	0	(2,085)
90-Day Eurodollar June Futures	Long	06/2017	4,990	4,424	0	(437)
90-Day Eurodollar March Futures	Long	03/2015	5,299	322	0	(133)
90-Day Eurodollar March Futures	Long	03/2016	147,372	(62,961)	0	(7,369)
90-Day Eurodollar March Futures	Long	03/2017	9,342	2,952	0	(817)
90-Day Eurodollar September Futures	Long	09/2015	248,844	20,993	0	(12,442)
90-Day Eurodollar September Futures	Long	09/2016	57,189	(7,731)	0	(3,574)
Euro-OAT France Government Bond March Futures	Short	03/2014	2,000	4,512	0	(220)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	162,124	(245,493)	0	(15,199)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	70,151	(163,218)	0	(12,057)

Total Futures Contracts				$(633,320)	$1,664	$(81,497)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-20 5-Year Index	(1.000%)	06/20/2018	$106,400	$(2,150)	$(432)	$0	$(61)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-20 5-Year Index	1.000%	06/20/2018		$106,400	$2,150	$259	$61	$0
CDX.IG-21 5-Year Index	1.000%	12/20/2018		1,291,600	23,585	7,144	860	0
iTraxx Europe 20 Index	1.000%	12/20/2018	EUR	467,300	9,385	9,644	0	(13)

					$35,120	$17,047	$921	$(13)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$4,473,200	$(62,061)	$(56,788)	$0	$(4,134)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		35,754,000	236,799	98	0	(9,344)
Pay	3-Month USD-LIBOR	1.500%	12/16/2016		16,049,500	(16,836)	(29,364)	0	(4,995)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		22,157,500	108,156	(66,480)	0	(14,672)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		3,562,700	(219,775)	776,303	48,427	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		8,919,600	1,934,389	1,379,341	92,985	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		5,665,100	449,779	102,909	72,238	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	364,810,000	(38,698)	(67,407)	11,579	0

						$2,391,753	$2,038,612	$225,229	$(33,145)

Total Swap Agreements						$2,424,723	$2,055,227	$226,150	$(33,219)

(k)	Securities with an aggregate market value of $635,358 and cash of $1,355,240 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(l)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	BRL	554,500		$250,000	$14,968	$0
	01/2014	EUR	5,977,030		8,235,765	13,168	0
	01/2014		$236,518	BRL	554,500	0	(1,486)
	02/2014	CHF	10,608		$11,957	62	0
	02/2014	EUR	500,000		663,377	0	(24,458)
	02/2014	MXN	133,147		10,275	123	0
	02/2014		$29,858	GBP	18,264	380	0
	02/2014		9,654	JPY	964,100	0	(498)
	03/2014	EUR	636,100		$843,502	0	(31,561)
	03/2014		$34,359	MXN	448,226	0	(201)
	04/2014	DKK	205,000		$37,409	0	(421)
	06/2014	EUR	695,800		929,365	0	(27,899)
BPS	01/2014	BRL	1,092,747		490,153	26,977	0
	01/2014	EUR	21,800		27,520	0	(2,470)
	01/2014	GBP	758,365		1,224,197	0	(31,617)
	01/2014	MXN	3,990,357		306,137	2,012	(1,137)
	01/2014		$466,468	BRL	1,092,747	0	(3,292)
	01/2014		3,039,750	EUR	2,211,399	2,471	0
	01/2014		1,099,287	GBP	671,525	12,725	0
	01/2014		25,000	MXN	326,068	0	(67)
	02/2014	EUR	2,211,399		$3,039,688	0	(2,487)
	02/2014	GBP	671,525		1,099,061	0	(12,715)
	02/2014	MXN	3,644,552		276,832	33	(1,213)
	03/2014	EUR	14,605		19,248	0	(843)
	03/2014	MXN	2,965,330		226,119	144	0
	03/2014		$269,861	MXN	3,515,615	0	(1,950)
	04/2014	DKK	1,065,595		$193,634	0	(3,004)
	04/2014	EUR	390,600		520,645	0	(16,692)
	04/2014	MXN	2,296,770		173,373	0	(992)
	05/2014	EUR	51,900		65,627	0	(5,775)
	06/2014		129,600		163,883	0	(14,417)
	07/2014		85,700		108,411	0	(9,498)
	08/2014		61,300		77,581	0	(6,763)
BRC	01/2014	BRL	1,345,954		580,968	10,468	0
	01/2014	GBP	782,831		1,266,752	0	(29,577)
	01/2014	NZD	26,265		21,508	0	(92)
	01/2014		$575,066	BRL	1,345,954	0	(4,565)
	01/2014		480,944	GBP	295,420	8,257	0
	02/2014	BRL	796,324		$336,314	1,493	0
	02/2014	EUR	597,620		790,503	0	(31,625)
	02/2014	GBP	295,420		480,834	0	(8,263)
	02/2014		$11,975	GBP	7,357	205	0
	02/2014		4,685	JPY	486,200	0	(67)
	03/2014		64,343	MXN	846,661	179	(1)
	04/2014		3,263	HKD	25,295	0	0
CBK	01/2014	BRL	278,450		$118,864	839	0
	01/2014		$119,424	BRL	278,450	0	(1,400)
	01/2014		2,409,410	EUR	1,750,134	0	(1,751)
	02/2014	EUR	1,799,800		$2,477,516	1,733	(164)
	02/2014	MXN	1,558,163		118,379	0	(506)
	03/2014	CAD	2,316,828		2,182,979	6,027	0
	03/2014	EUR	2,352,786		3,243,036	6,402	(22)
	03/2014		$5,943	CAD	6,357	30	0
	04/2014	EUR	70,800		$89,728	0	(7,669)
	05/2014		200,000		253,695	0	(21,459)
DUB	01/2014	BRL	1,386,940		612,579	24,706	0
	01/2014		$591,912	BRL	1,386,940	0	(4,038)
	01/2014		1,205,687	GBP	736,045	13,168	0
	01/2014		25,000	MXN	326,188	0	(58)
	02/2014	BRL	74,217		$31,292	87	0
	02/2014	EUR	128,103		170,365	0	(5,862)
	02/2014	GBP	736,045		1,205,422	0	(13,174)
	02/2014	JPY	57,693,800		557,198	9,240	0
	02/2014		$1,315	EUR	957	2	0
	02/2014		6,218	GBP	3,807	85	0
	02/2014		2,167	JPY	223,100	0	(48)
	03/2014	CAD	1,280,758		$1,201,676	0	(1,758)
	03/2014	MXN	679,355		50,974	0	(797)
	03/2014		$194,547	MXN	2,513,355	0	(3,015)
	04/2014	DKK	1,327,167		$241,413	0	(3,494)
FBF	01/2014	BRL	2,217,064		983,395	43,662	0
	01/2014	GBP	152,080		246,285	0	(5,552)
	01/2014	JPY	14,308,960		136,400	525	0
	01/2014		$945,817	BRL	2,217,064	0	(6,084)
	01/2014		1,229,940	EUR	900,000	8,189	0
	02/2014	BRL	1,131,155		$478,479	2,875	0
	02/2014	EUR	1,023,792		1,395,977	9	(12,440)
	02/2014	JPY	17,246,300		165,142	1,342	0
	02/2014		$7,274	JPY	762,400	0	(33)
	03/2014	CAD	6,357		$5,958	0	(15)
	06/2014	EUR	106,300		134,788	0	(11,456)
GLM	02/2014		218,324		292,263	0	(8,079)
	03/2014		$101,281	MXN	1,309,988	2	(1,454)
	04/2014	MXN	5,830,042		$443,285	1,279	(512)
HUS	01/2014	BRL	237,146		101,232	714	0
	01/2014	GBP	20,966		34,306	0	(412)
	01/2014		$101,710	BRL	237,146	0	(1,192)
	02/2014	EUR	1,200,000		$1,636,200	0	(14,615)
	02/2014	JPY	68,990,370		694,755	39,505	0
	03/2014		$131,784	MXN	1,704,625	0	(1,881)
	04/2014	CNY	75,000		$11,818	0	(454)
	04/2014	EUR	118,100		159,508	0	(2,959)
	06/2014		122,500		163,675	0	(4,857)
JPM	01/2014	BRL	1,056,733		457,627	9,716	0
	01/2014	MXN	3,290,059		252,960	1,878	(608)
	01/2014		$452,157	BRL	1,056,733	53	(4,300)
	01/2014		18,430	GBP	11,251	201	0
	01/2014		247	RUB	8,260	3	0
	02/2014	BRL	783,899		$333,390	3,793	0
	02/2014	EUR	139,105		191,301	93	(156)
	02/2014	JPY	27,737,600		269,934	6,490	0
	02/2014		$8,396	JPY	839,200	0	(425)
	04/2014		10,899	CNY	66,994	63	0
	04/2014		280	DKK	1,535	3	0
MSC	01/2014	BRL	3,478,454		$1,529,921	55,532	0
	01/2014		$1,489,557	BRL	3,478,454	1,015	(16,182)
	02/2014	BRL	569,706		$241,975	2,438	0
	03/2014	MXN	6,197,652		468,955	61	(3,404)
	03/2014		$709,470	MXN	9,371,740	4,712	0
	04/2014	DKK	510,000		$92,565	0	(1,547)
RBC	01/2014	BRL	565,639		241,458	1,704	0
	01/2014		$243,757	BRL	565,639	0	(4,004)
	02/2014	BRL	565,639		$241,845	4,017	0
RYL	01/2014		$25,000	MXN	326,525	0	(32)
	02/2014	EUR	71,400		$94,726	0	(3,497)
	03/2014		181,220		242,252	0	(7,047)
	04/2014		$35,423	CNY	217,371	145	0
SCX	01/2014	HKD	473,975		$61,132	7	0
	03/2014		$2,144	CAD	2,301	18	0
SOG	01/2014		275,000	MXN	3,588,898	0	(549)
UAG	01/2014	BRL	1,753,028		$779,048	36,004	0
	01/2014		$748,732	BRL	1,753,028	0	(5,688)
	01/2014		1,524,326	EUR	1,115,497	10,262	0
	01/2014		21,437	NZD	26,265	163	0
	02/2014	BRL	1,753,028		$742,836	5,761	0
	02/2014	EUR	1,115,497		1,524,341	0	(10,225)
	02/2014	NZD	26,265		21,393	0	(163)
	02/2014		$11,510	CHF	10,608	385	0
	02/2014		1,571	JPY	160,200	0	(50)
	04/2014	CNY	209,365		$33,002	0	(1,256)

Total Forward Foreign Currency Contracts						$398,603	$(471,989)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	1,496,400	$(2,796)	$(2,223)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,496,400	(3,327)	(495)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		$1,000,000	(23,000)	(15,795)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	364,900	(705)	(542)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		364,900	(799)	(121)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		$1,000,000	(23,050)	(15,795)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	(13,437)	(737)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.000%	01/27/2014	EUR	648,600	(6,057)	(426)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500%	01/27/2014		648,600	(5,574)	(108)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014		81,000	(619)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650%	03/03/2014		$433,500	(1,864)	(121)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	03/03/2014		433,500	(5,202)	(6,456)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	(2,416)	(145)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	03/03/2014		1,000,000	(5,258)	(170)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	03/03/2014		1,380,600	(19,264)	(20,562)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/17/2014		684,000	(2,120)	(32)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	03/17/2014		684,000	(10,944)	(20,155)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800%	09/15/2014		10,000,000	(59,889)	(2,069)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	375,800	(775)	(558)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		375,800	(775)	(124)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$4,253,400	(4,644)	(7,858)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		9,601,500	(16,277)	(78)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		9,601,500	(62,388)	(13,582)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		500,000	(600)	(28)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.700%	03/17/2014		500,000	(4,100)	(6,769)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	05/06/2014		1,393,100	(3,587)	(536)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	05/06/2014		1,393,100	(11,848)	(17,558)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	03/03/2014		702,800	(4,182)	(119)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		100,000	(200)	(59)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		13,391,300	(32,663)	(24,741)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	03/03/2014		3,000,000	(4,678)	(8,064)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	01/27/2014		2,975,800	(3,101)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800%	01/27/2014		2,975,800	(14,508)	(14,195)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	05/06/2014		1,824,900	(4,471)	(703)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	(11,500)	(7,897)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	(11,650)	(589)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	(11,500)	(7,897)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		1,006,200	(6,281)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		1,006,200	(8,084)	(535)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014		1,150,300	(4,199)	(67)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	(20,516)	(1,034)

								$(428,848)	$(198,946)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014		$1,500,000	$(725)	$(1,418)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014		1,500,000	(1,750)	(668)
BPS	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014		605,600	(363)	(572)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014		605,600	(739)	(270)
	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.700%	03/19/2014	EUR	355,800	(340)	(926)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.100%	03/19/2014		355,800	(888)	(161)
CBK	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014		$500,000	(250)	(473)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014		500,000	(587)	(223)
JPM	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014		848,900	(390)	(802)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014		848,900	(1,301)	(378)

							$(7,333)	$(5,891)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC USD versus JPY	JPY	97.000	02/26/2014	$500,000	$(2,600)	$(371)
	Put - OTC USD versus JPY		98.000	02/26/2014	500,000	(2,750)	(548)
	Put - OTC USD versus JPY		99.000	02/26/2014	500,000	(2,758)	(808)
CBK	Put - OTC USD versus JPY		97.000	02/26/2014	750,000	(3,578)	(557)
	Put - OTC USD versus JPY		98.000	02/26/2014	500,000	(2,345)	(548)
	Put - OTC USD versus JPY		100.000	03/13/2014	950,000	(6,918)	(3,352)
JPM	Put - OTC USD versus JPY		100.000	03/13/2014	300,000	(2,394)	(1,058)

						$(23,343)	$(7,242)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(1,897)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(4,404)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(488)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(484)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(432)

						$(67,873)	$(7,705)

Total Written Options						$(527,397)	$(219,784)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BPS	Hanson Building Materials, Inc.	(1.000%	)	09/20/2016	0.374%	$19,100	$654	$(987)	$0	$(333)
BRC	Hanson Ltd.	(1.000%	)	09/20/2016	0.374%	19,900	3,041	(3,387)	0	(346)

							$3,695	$(4,374)	$0	$(679)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.175%		$162,200	$(2,827)	$4,528	$1,701	$0
	Berkshire Hathaway, Inc.	1.000%	12/20/2015	0.272%		20,000	(298)	593	295	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		34,600	(407)	482	75	0
	Brazil Government International Bond	1.950%	04/20/2016	1.093%		300	0	7	7	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%		24,600	(71)	(20)	0	(91)
	Brazil Government International Bond	1.000%	12/20/2016	1.335%		100,000	(1,323)	377	0	(946)
	Brazil Government International Bond	1.000%	03/20/2017	1.399%		13,700	(146)	(21)	1	(168)
	China Government International Bond	1.000%	06/20/2015	0.213%		126,600	1,811	(292)	1,519	0
	China Government International Bond	1.000%	09/20/2015	0.245%		50,000	402	270	672	0
	China Government International Bond	1.000%	12/20/2015	0.268%		25,000	362	9	371	0
	China Government International Bond	1.000%	12/20/2018	0.753%		67,500	812	13	825	0
	General Electric Capital Corp.	5.000%	06/20/2014	0.174%		70,500	2,605	(865)	1,740	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.204%		25,000	(1,123)	1,326	203	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.300%		32,900	(1,099)	1,566	467	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.314%		65,000	(784)	1,800	1,016	0
	HSBC Bank PLC	1.000%	09/20/2015	0.179%	EUR	25,000	449	53	502	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		$15,000	(435)	458	23	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.010%		50,000	(660)	668	8	0
	Japan Government International Bond	1.000%	06/20/2015	0.105%		46,700	443	193	636	0
	Japan Government International Bond	1.000%	09/20/2015	0.121%		125,000	2,043	(92)	1,951	0
	Japan Government International Bond	1.000%	12/20/2015	0.132%		40,300	727	(19)	708	0
	MetLife, Inc.	1.000%	12/20/2014	0.135%		9,100	(125)	206	81	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%		50,000	(1,280)	1,938	658	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		39,000	(146)	621	475	0
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		20,000	192	117	309	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		25,000	(358)	703	345	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		298,700	(448)	2,295	1,847	0
	Prudential Financial, Inc.	5.000%	09/20/2014	0.049%		10,000	(179)	558	379	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.189%		25,000	305	56	361	0
	Prudential Financial, Inc.	1.000%	03/20/2016	0.241%		10,000	(114)	287	173	0
	Russia Government International Bond	1.000%	09/20/2015	0.852%		50,000	(101)	246	145	0
BPS	Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.175%		25,000	(468)	730	262	0
	China Government International Bond	1.000%	06/20/2015	0.213%		25,000	384	(84)	300	0
	China Government International Bond	1.000%	09/20/2015	0.245%		15,000	94	108	202	0
	China Government International Bond	1.000%	12/20/2016	0.391%		30,000	615	(63)	552	0
	Export-Import Bank of China	1.000%	06/20/2016	0.407%		15,000	(141)	367	226	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.204%		34,400	(1,730)	2,011	281	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		35,000	(951)	1,007	56	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.072%		10,000	(149)	137	0	(12)
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		19,500	(280)	548	268	0
	U.S. Treasury Notes	0.250%	12/20/2014	0.360%	EUR	100,000	(581)	446	0	(135)
	U.S. Treasury Notes	0.250%	03/20/2015	0.351%		45,000	(219)	148	0	(71)
	U.S. Treasury Notes	0.250%	09/20/2016	0.291%		25,000	(495)	460	0	(35)
	United Kingdom Gilt	1.000%	03/20/2015	0.062%		$70,000	463	369	832	0

BRC	Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.175%		65,000	(1,169)	1,851	682	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	1.224%		37,000	(1,080)	394	0	(686)
	Brazil Government International Bond	1.000%	03/20/2015	0.607%		60,000	(1,134)	1,444	310	0
	Brazil Government International Bond	1.000%	06/20/2015	0.776%		127,100	(1,967)	2,433	466	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		240,700	(2,853)	3,376	523	0
	Brazil Government International Bond	1.000%	12/20/2015	0.982%		105,000	(514)	589	75	0
	Brazil Government International Bond	1.000%	03/20/2016	1.051%		54,390	(474)	433	0	(41)
	Brazil Government International Bond	1.000%	06/20/2016	1.166%		21,200	(51)	(27)	0	(78)
	Brazil Government International Bond	1.000%	09/20/2016	1.259%		25,000	(719)	554	0	(165)
	Brazil Government International Bond	1.000%	12/20/2016	1.335%		25,000	(871)	635	0	(236)
	China Development Bank Corp.	1.000%	06/20/2016	0.474%		20,000	(97)	364	267	0
	China Government International Bond	1.000%	06/20/2015	0.213%		50,000	817	(217)	600	0
	China Government International Bond	1.000%	09/20/2015	0.245%		25,000	308	28	336	0
	China Government International Bond	1.000%	12/20/2015	0.268%		75,000	1,074	40	1,114	0
	China Government International Bond	1.000%	09/20/2016	0.363%		50,000	630	255	885	0
	China Government International Bond	1.000%	12/20/2016	0.391%		163,300	3,104	(100)	3,004	0
	China Government International Bond	1.000%	12/20/2018	0.753%		155,100	1,727	168	1,895	0
	Export-Import Bank of China	1.000%	06/20/2016	0.407%		30,000	(266)	717	451	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.204%		50,000	(2,557)	2,964	407	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		45,000	(1,437)	1,509	72	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.010%		60,000	(891)	902	11	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.072%		10,000	(149)	137	0	(12)
	MetLife, Inc.	1.000%	09/20/2015	0.261%		25,000	304	25	329	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		61,000	(635)	1,378	743	0
	Mexico Government International Bond	1.000%	12/20/2015	0.341%		50,000	(124)	794	670	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%		1,400	(12)	32	20	0
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		23,500	(830)	1,192	362	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		5,000	(112)	181	69	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		191,000	(316)	1,497	1,181	0
	Morgan Stanley	1.000%	09/20/2014	0.363%		100	(3)	3	0	0
	Russia Government International Bond	1.000%	12/20/2016	1.130%		50,000	(205)	33	0	(172)
	U.S. Treasury Notes	0.250%	03/20/2015	0.351%	EUR	104,000	(1,467)	1,303	0	(164)
CBK	Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.175%		$25,000	(434)	697	263	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		21,000	(330)	375	45	0
	Brazil Government International Bond	1.000%	03/20/2016	1.051%		113,700	(915)	829	0	(86)
	Brazil Government International Bond	1.000%	12/20/2016	1.335%		40,000	(1,045)	667	0	(378)
	China Government International Bond	1.000%	06/20/2015	0.213%		24,900	388	(89)	299	0
	China Government International Bond	1.000%	12/20/2016	0.391%		50,000	981	(61)	920	0
	China Government International Bond	1.000%	12/20/2018	0.753%		120,600	1,273	201	1,474	0
	Export-Import Bank of China	1.000%	06/20/2016	0.407%		10,000	(97)	247	150	0
	Export-Import Bank of China	1.000%	06/20/2017	0.580%		10,000	(396)	544	148	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470%	03/20/2018	0.315%		10,000	0	66	66	0
	General Electric Capital Corp.	3.800%	03/20/2014	0.177%		30,000	0	279	279	0
	General Electric Capital Corp.	3.820%	03/20/2014	0.177%		50,000	0	468	468	0
	General Electric Capital Corp.	3.850%	03/20/2014	0.177%		25,900	0	245	245	0
	General Electric Capital Corp.	3.950%	03/20/2014	0.177%		15,000	0	145	145	0
	General Electric Capital Corp.	4.000%	03/20/2014	0.177%		50,000	0	491	491	0
	General Electric Capital Corp.	5.000%	09/20/2014	0.174%		50,000	1,187	661	1,848	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.204%		25,000	(1,123)	1,326	203	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%		25,000	(876)	1,196	320	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.314%		25,000	(190)	581	391	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		12,100	(274)	293	19	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.010%		15,000	(218)	220	2	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%		5,000	(95)	71	0	(24)
	JPMorgan Chase & Co.	1.000%	06/20/2014	0.205%		20,700	189	(103)	86	0
	JPMorgan Chase & Co.	1.000%	09/20/2014	0.205%		10,000	100	(39)	61	0
	MetLife, Inc.	1.000%	12/20/2014	0.135%		10,800	(272)	368	96	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		91,800	(808)	1,926	1,118	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%		232,600	(2,150)	5,551	3,401	0
	Mexico Government International Bond	1.000%	06/20/2016	0.413%		50,000	(48)	792	744	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		25,000	(707)	1,086	379	0
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		37,500	(706)	1,284	578	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		84,700	61	463	524	0
	Prudential Financial, Inc.	5.000%	09/20/2014	0.049%		5,000	(90)	279	189	0
	Sberbank of Russia	1.000%	09/20/2014	0.712%		50,000	(129)	252	123	0
	SLM Corp.	5.000%	12/20/2018	2.419%		7,000	640	197	837	0
	United Kingdom Gilt	1.000%	06/20/2015	0.079%		47,400	362	302	664	0
DUB	Barclays Bank PLC	1.000%	03/20/2014	0.071%	EUR	6,400	44	(23)	21	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2014	0.146%		$25,000	(495)	713	218	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.175%		65,000	(932)	1,614	682	0
	Brazil Government International Bond	1.000%	06/20/2015	0.776%		61,800	(873)	1,100	227	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		110,000	(1,220)	1,459	239	0
	Brazil Government International Bond	1.000%	12/20/2015	0.982%		75,000	(494)	547	53	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%		100,000	(168)	(202)	0	(370)
	Brazil Government International Bond	1.000%	12/20/2016	1.335%		70,400	(1,508)	843	0	(665)
	China Government International Bond	1.000%	12/20/2015	0.268%		25,000	349	22	371	0
	China Government International Bond	1.000%	12/20/2016	0.391%		115,400	2,264	(141)	2,123	0
	China Government International Bond	1.000%	12/20/2018	0.753%		190,000	1,955	367	2,322	0
	Export-Import Bank of China	1.000%	06/20/2016	0.407%		10,000	(48)	198	150	0
	General Electric Capital Corp.	4.000%	03/20/2014	0.177%		10,000	0	98	98	0
	General Electric Capital Corp.	4.050%	03/20/2014	0.177%		25,000	0	249	249	0
	General Electric Capital Corp.	5.000%	06/20/2014	0.174%		29,800	1,011	(275)	736	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%		110,000	(4,219)	5,625	1,406	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.300%		50,000	(1,411)	2,122	711	0

	General Electric Capital Corp.	1.000%	03/20/2016	0.314%		2,600	(210)	250	40	0
	HSBC Bank PLC	1.000%	12/20/2018	0.610%	EUR	20,000	293	237	530	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		$25,000	(619)	659	40	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.010%		15,000	(211)	214	3	0
	Japan Government International Bond	1.000%	12/20/2015	0.132%		41,700	786	(54)	732	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		9,400	(118)	233	115	0
	Mexico Government International Bond	1.000%	12/20/2015	0.341%		50,000	(456)	1,126	670	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%		143,200	(1,131)	3,224	2,093	0
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		25,000	(871)	1,256	385	0
	Mexico Government International Bond	1.000%	03/20/2017	0.521%		15,000	(165)	400	235	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		46,700	(762)	1,406	644	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		172,000	(208)	1,272	1,064	0
	U.S. Treasury Notes	0.250%	03/20/2015	0.351%	EUR	25,000	(344)	304	0	(40)
	U.S. Treasury Notes	0.250%	06/20/2015	0.330%		50,000	(526)	451	0	(75)
	U.S. Treasury Notes	0.250%	09/20/2015	0.315%		50,000	(689)	618	0	(71)
	U.S. Treasury Notes	0.250%	06/20/2016	0.293%		50,000	(951)	884	0	(67)
	U.S. Treasury Notes	0.250%	09/20/2016	0.291%		50,000	(931)	861	0	(70)
FBF	Brazil Government International Bond	1.000%	09/20/2015	0.895%		$70,000	(777)	929	152	0
	Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.359%		590	(23)	36	13	0
	China Government International Bond	1.000%	03/20/2015	0.168%		25,000	119	145	264	0
	China Government International Bond	1.000%	06/20/2015	0.213%		25,000	136	164	300	0
	Export-Import Bank of China	1.000%	06/20/2016	0.407%		5,000	(43)	119	76	0
	Export-Import Bank of China	1.000%	12/20/2016	0.486%		10,000	(970)	1,126	156	0
	Export-Import Bank of China	1.000%	06/20/2017	0.580%		11,300	(437)	604	167	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.182%		11,200	(181)	252	71	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		10,000	(218)	234	16	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.010%		20,000	(318)	322	4	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.072%		21,900	(496)	469	0	(27)
	JPMorgan Chase & Co.	1.000%	06/20/2014	0.205%		6,600	58	(30)	28	0
	MetLife, Inc.	1.000%	12/20/2014	0.135%		13,900	(271)	394	123	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		25,000	(217)	522	305	0
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		15,000	127	104	231	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		42,500	(31)	294	263	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.189%		10,000	122	23	145	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.296%	EUR	173,500	(2,143)	1,921	0	(222)
	United Kingdom Gilt	1.000%	06/20/2015	0.079%		$50,000	538	162	700	0
GST	Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.175%		111,400	(1,718)	2,886	1,168	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2015	0.218%		30,000	(962)	1,320	358	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2015	0.272%		60,000	(1,275)	2,161	886	0
	Brazil Government International Bond	1.000%	06/20/2015	0.776%		30,800	(414)	527	113	0
	Brazil Government International Bond	1.000%	09/20/2016	1.259%		47,500	(289)	(25)	0	(314)
	Canada Government Bond	1.000%	03/20/2015	0.314%		10,000	243	(155)	88	0
	China Government International Bond	1.000%	09/20/2015	0.245%		25,000	182	154	336	0
	China Government International Bond	1.000%	12/20/2018	0.753%		25,000	226	79	305	0
	Export-Import Bank of China	1.000%	06/20/2016	0.407%		20,000	(184)	484	300	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		10,000	(333)	349	16	0
	Japan Government International Bond	1.000%	06/20/2015	0.105%		41,900	49	522	571	0
	Japan Government International Bond	1.000%	09/20/2015	0.121%		50,000	806	(25)	781	0
	Japan Government International Bond	1.000%	12/20/2015	0.132%		30,200	568	(38)	530	0
	MetLife, Inc.	1.000%	03/20/2015	0.153%		25,000	(1,561)	1,830	269	0
	MetLife, Inc.	1.000%	12/20/2015	0.294%		27,000	(1,638)	2,025	387	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		54,400	(485)	1,310	825	0
	Mexico Government International Bond	1.000%	06/20/2017	0.582%		3,300	(108)	157	49	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		10,000	(143)	281	138	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		161,300	(206)	1,203	997	0
	Prudential Financial, Inc.	1.000%	03/20/2016	0.241%		26,300	(289)	744	455	0
	Russia Government International Bond	1.000%	12/20/2016	1.130%		25,000	(141)	55	0	(86)
	United Kingdom Gilt	1.000%	03/20/2015	0.062%		37,200	133	309	442	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.776%		248,900	(3,152)	4,065	913	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		130,500	(1,332)	1,615	283	0
	Brazil Government International Bond	1.000%	12/20/2015	0.982%		100,000	(756)	826	70	0
	Brazil Government International Bond	1.000%	03/20/2016	1.051%		61,200	(502)	456	0	(46)
	China Government International Bond	1.000%	12/20/2018	0.753%		82,500	968	40	1,008	0
	Export-Import Bank of China	1.000%	06/20/2016	0.407%		10,000	(53)	203	150	0
	Export-Import Bank of China	1.000%	06/20/2017	0.580%		2,800	(108)	150	42	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		25,000	(792)	831	39	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.072%		25,000	(566)	535	0	(31)
	Indonesia Government International Bond	1.000%	09/20/2016	1.331%		2,000	(39)	22	0	(17)
	Mexico Government International Bond	1.000%	03/20/2015	0.240%		2,300	(49)	71	22	0
	Mexico Government International Bond	1.000%	12/20/2015	0.341%		50,000	(479)	1,149	670	0
	Mexico Government International Bond	1.000%	03/20/2016	0.359%		10,000	(44)	190	146	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		24,100	133	232	365	0
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		39,900	474	141	615	0
	Mexico Government International Bond	1.000%	06/20/2017	0.582%		11,700	(264)	436	172	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		48,500	(808)	1,477	669	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		157,600	(263)	1,238	975	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.913%		25,000	(70)	94	24	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.296%	EUR	100,000	(1,239)	1,111	0	(128)
	U.S. Treasury Notes	0.250%	09/20/2016	0.291%		50,000	(1,084)	1,014	0	(70)
	U.S. Treasury Notes	0.250%	12/20/2018	0.281%		50,000	(172)	75	0	(97)
JPM	Berkshire Hathaway, Inc.	1.000%	06/20/2015	0.218%		$20,000	(816)	1,054	238	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2015	0.272%		15,000	(463)	685	222	0
	Brazil Government International Bond	1.000%	06/20/2015	0.776%		40,000	(420)	567	147	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		107,000	(1,219)	1,451	232	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%		50,000	(84)	(101)	0	(185)
	Brazil Government International Bond	1.000%	09/20/2016	1.259%		99,000	(1,137)	483	0	(654)

	Brazil Government International Bond	1.000%	12/20/2016	1.335%		46,200	(630)	193	0	(437)
	Brazil Government International Bond	1.000%	03/20/2017	1.399%		22,300	(217)	(56)	0	(273)
	China Development Bank Corp.	1.000%	06/20/2016	0.474%		15,000	(130)	331	201	0
	China Government International Bond	1.000%	06/20/2015	0.213%		60,000	494	226	720	0
	China Government International Bond	1.000%	09/20/2015	0.245%		10,000	62	72	134	0
	China Government International Bond	1.000%	12/20/2015	0.268%		25,000	349	22	371	0
	China Government International Bond	1.000%	12/20/2018	0.753%		115,000	1,188	218	1,406	0
	Export-Import Bank of China	1.000%	06/20/2016	0.407%		25,000	(193)	569	376	0
	General Electric Capital Corp.	1.000%	03/20/2014	0.174%		10,000	(263)	285	22	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.204%		75,000	(3,867)	4,479	612	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%		15,000	(526)	718	192	0
	General Electric Capital Corp.	0.280%	03/20/2016	0.319%		10,000	0	(8)	0	(8)
	HSBC Bank PLC	1.000%	12/20/2018	0.610%	EUR	3,400	50	40	90	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		$35,000	(814)	869	55	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.010%		8,700	(138)	140	2	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.072%		10,000	(178)	166	0	(12)
	Indonesia Government International Bond	1.000%	06/20/2016	1.215%		2,500	(46)	34	0	(12)
	Indonesia Government International Bond	1.000%	09/20/2016	1.331%		5,000	(79)	36	0	(43)
	Japan Government International Bond	1.000%	09/20/2015	0.121%		75,000	1,220	(50)	1,170	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%		25,000	(1,694)	2,023	329	0
	MetLife, Inc.	1.000%	12/20/2015	0.294%		23,000	(1,415)	1,745	330	0
	Mexico Government International Bond	0.920%	03/20/2016	0.360%		6,950	0	105	105	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		52,700	234	565	799	0
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		25,000	(889)	1,274	385	0
	Mexico Government International Bond	1.000%	06/20/2017	0.582%		400	(13)	19	6	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		25,000	(332)	677	345	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		93,600	(183)	762	579	0
MYC	Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.175%		77,000	(1,445)	2,252	807	0
	Brazil Government International Bond	1.000%	06/20/2015	0.776%		31,500	(305)	420	115	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		25,000	(157)	211	54	0
	Brazil Government International Bond	1.000%	12/20/2015	0.982%		100,000	(806)	877	71	0
	Brazil Government International Bond	1.000%	03/20/2016	1.051%		75,000	(608)	551	0	(57)
	Brazil Government International Bond	1.000%	12/20/2016	1.335%		25,000	(883)	647	0	(236)
	China Development Bank Corp.	1.000%	06/20/2016	0.474%		50,000	(326)	993	667	0
	China Government International Bond	1.000%	03/20/2015	0.168%		13,300	63	77	140	0
	China Government International Bond	1.000%	12/20/2015	0.268%		50,000	712	31	743	0
	China Government International Bond	1.000%	12/20/2018	0.753%		100,000	1,039	183	1,222	0
	Export-Import Bank of China	1.000%	06/20/2016	0.407%		40,000	(232)	833	601	0
	General Electric Capital Corp.	1.000%	06/20/2014	0.174%		20,000	183	(98)	85	0
	General Electric Capital Corp.	1.000%	09/20/2014	0.174%		75,000	534	(56)	478	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.204%		50,000	(2,368)	2,775	407	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%		85,000	(3,104)	4,191	1,087	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		25,000	(623)	662	39	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.010%		30,000	(449)	454	5	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.072%		20,000	(342)	317	0	(25)
	Japan Government International Bond	1.000%	06/20/2015	0.105%		25,000	82	258	340	0
	Japan Government International Bond	1.000%	12/20/2015	0.132%		5,000	90	(3)	87	0
	Mexico Government International Bond	1.000%	12/20/2015	0.341%		25,000	(356)	691	335	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		63,900	(506)	1,474	968	0
	Mexico Government International Bond	1.000%	03/20/2017	0.521%		5,000	(55)	133	78	0
	Mexico Government International Bond	1.000%	06/20/2017	0.582%		10,600	(356)	513	157	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		25,000	(332)	677	345	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		75,000	(184)	647	463	0
	United Kingdom Gilt	0.250%	03/20/2015	0.062%		30,000	(339)	411	72	0
	United Kingdom Gilt	1.000%	03/20/2015	0.062%		170,000	1,455	565	2,020	0
	United Kingdom Gilt	1.000%	12/20/2016	0.153%		30,000	816	(49)	767	0
RYL	China Government International Bond	1.000%	06/20/2015	0.213%		104,600	1,382	(127)	1,255	0
	China Government International Bond	1.000%	12/20/2015	0.268%		25,000	362	9	371	0
	China Government International Bond	1.000%	09/20/2016	0.363%		1,300	(16)	39	23	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%		65,000	(1,465)	1,568	103	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.072%		46,900	(1,041)	983	0	(58)
	Indonesia Government International Bond	1.000%	09/20/2016	1.331%		13,700	(216)	100	0	(116)
	Japan Government International Bond	1.000%	06/20/2015	0.105%		2,100	20	9	29	0
	Japan Government International Bond	1.000%	12/20/2015	0.132%		50,000	930	(51)	879	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		5,000	(139)	215	76	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.296%	EUR	62,000	(752)	673	0	(79)
	U.S. Treasury Notes	0.250%	06/20/2016	0.293%		25,000	(429)	395	0	(34)
SOG	U.S. Treasury Notes	0.250%	06/20/2015	0.330%		25,000	(221)	184	0	(37)
	U.S. Treasury Notes	0.250%	09/20/2015	0.315%		50,000	(689)	618	0	(71)
	U.S. Treasury Notes	0.250%	09/20/2016	0.291%		50,000	(1,096)	1,026	0	(70)
	United Kingdom Gilt	1.000%	03/20/2015	0.062%		$72,700	160	703	863	0
	United Kingdom Gilt	1.000%	06/20/2015	0.079%		19,200	202	67	269	0
UAG	Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.175%		3,300	(60)	94	34	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		27,600	(261)	321	60	0
	Brazil Government International Bond	1.000%	03/20/2016	1.051%		35,000	(336)	310	0	(26)
	China Government International Bond	1.000%	06/20/2015	0.213%		25,000	396	(96)	300	0
	China Government International Bond	1.000%	09/20/2015	0.245%		25,000	219	117	336	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.204%		65,000	(3,362)	3,892	530	0
	Indonesia Government International Bond	1.000%	09/20/2016	1.331%		13,600	(215)	99	0	(116)
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		19,100	(270)	503	233	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		17,900	(79)	350	271	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		10,000	(135)	273	138	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.296%	EUR	35,500	(408)	363	0	(45)
	U.S. Treasury Notes	0.250%	06/20/2016	0.293%		125,000	(2,169)	2,001	0	(168)
	U.S. Treasury Notes	0.250%	09/20/2016	0.291%		175,700	(2,371)	2,126	0	(245)
	United Kingdom Gilt	1.000%	06/20/2015	0.079%		$100,000	1,202	199	1,401	0
	United Kingdom Gilt	1.000%	12/20/2015	0.099%		37,300	858	(178)	680	0

							$(89,491)	$195,528	$114,940	$(8,903)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	$24,635	$(616)	$240	$0	$(376)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	1,000	(44)	19	0	(25)
BRC	CDX.EM-12 5-Year Index	5.000%	12/20/2014	75,200	8,835	(7,104)	1,731	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	494,500	60,593	(45,231)	15,362	0
CBK	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	9,854	(268)	118	0	(150)
	MCDX-15 5-Year Index	1.000%	12/20/2015	28,100	(1,092)	1,225	133	0
DUB	CDX.EM-12 5-Year Index	5.000%	12/20/2014	99,900	11,676	(9,377)	2,299	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	491,800	61,681	(46,402)	15,279	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	15,668	(421)	182	0	(239)
	MCDX-15 5-Year Index	1.000%	12/20/2015	25,000	(980)	1,098	118	0
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	32,400	4,200	(3,194)	1,006	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	4,040	(121)	60	0	(61)
GST	CDX.EM-12 5-Year Index	5.000%	12/20/2014	24,300	2,892	(2,333)	559	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	50,700	6,337	(4,762)	1,575	0
	CDX.IG-9 10-Year Index 30-100%	0.508%	12/20/2017	241,125	0	3,604	3,604	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	62,017	0	1,025	1,025	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	13,106	(344)	144	0	(200)
	MCDX-14 5-Year Index	1.000%	06/20/2015	80,000	(4,046)	4,457	411	0
	MCDX-15 5-Year Index	1.000%	12/20/2015	10,000	(389)	436	47	0
	MCDX-21 5-Year Index	1.000%	12/20/2018	170,000	(3,251)	405	0	(2,846)
HUS	CDX.EM-12 5-Year Index	5.000%	12/20/2014	25,000	2,900	(2,325)	575	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	934,300	115,625	(86,599)	29,026	0
JPM	CDX.EM-12 5-Year Index	5.000%	12/20/2014	25,000	2,838	(2,262)	576	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	68,100	7,866	(5,750)	2,116	0
	CDX.IG-9 10-Year Index 30-100%	0.510%	12/20/2017	144,675	0	2,177	2,177	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	130,979	0	2,191	2,191	0
MYC	CDX.EM-12 5-Year Index	5.000%	12/20/2014	25,000	2,963	(2,387)	576	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	153,200	16,939	(12,179)	4,760	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	44,102	(1,127)	455	0	(672)
	MCDX-15 5-Year Index	1.000%	12/20/2015	21,900	(866)	969	103	0
UAG	CDX.EM-12 5-Year Index	5.000%	12/20/2014	50,000	4,975	(3,824)	1,151	0

					$296,755	$(214,924)	$86,400	$(4,569)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	271,100	$702	$(7,577)	$0	$(6,875)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		212,000	14	(2,392)	0	(2,378)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	1,020,000	(210)	1,655	1,445	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		423,300	(771)	(1,627)	0	(2,398)
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		136,900	(176)	(570)	0	(746)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,720,079	832	2,690	3,522	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		367,700	(214)	240	26	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		8,268,300	(3,992)	15,703	11,711	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		951,000	(680)	(498)	0	(1,178)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		328,400	(212)	148	0	(64)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		272,900	(62)	221	159	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		536,000	(748)	30	0	(718)
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		800,000	555	662	1,217	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		156,000	64	(740)	0	(676)
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		466,000	(240)	(1,159)	0	(1,399)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		121,800	(350)	(314)	0	(664)
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	219,700	571	(6,158)	0	(5,587)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		60,000	16	(689)	0	(673)
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020	MXN	300,000	(442)	40	0	(402)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		272,800	(460)	(1,027)	0	(1,487)
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	171,300	(23)	(4,450)	0	(4,473)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		187,900	314	(2,421)	0	(2,107)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	2,009,300	(1,025)	3,871	2,846	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		875,400	(638)	(446)	0	(1,084)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		672,100	(422)	291	0	(131)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		791,100	(152)	613	461	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		299,400	(734)	(898)	0	(1,632)
HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		3,248,200	531	6,122	6,652	1
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		1,119,200	(713)	793	80	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		3,033,000	(1,781)	6,077	4,296	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		363,100	(290)	(160)	0	(450)
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		73,000	(117)	45	0	(72)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		266,700	(20)	175	155	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		345,000	(449)	(14)	0	(463)
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		2,226,300	(4,252)	(8,361)	0	(12,613)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		500,000	(38)	(2,129)	0	(2,167)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		345,400	(568)	(1,315)	0	(1,883)
JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		235,900	(95)	49	0	(46)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		105,200	(7)	68	61	0
MYC	Pay	1-Year BRL-CDI	8.640%	01/02/2017	BRL	133,800	(155)	(3,636)	0	(3,791)
	Pay	1-Year BRL-CDI	9.140%	01/02/2017		486,200	1,596	(14,008)	0	(12,412)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		123,900	347	(1,736)	0	(1,389)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	2,098,700	852	3,446	4,298	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		500,000	52	(16)	36	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		3,355,000	(1,687)	6,439	4,752	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		47,000	(76)	30	0	(46)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		447,800	(252)	165	0	(87)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		1,118,700	(177)	829	652	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		450,000	(559)	(45)	0	(604)
	Pay	28-Day MXN-TIIE	6.350%	06/02/2021		770,500	179	(99)	80	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		400,000	298	311	609	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		3,187,800	(7,126)	(10,935)	0	(18,061)
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		1,098,000	(416)	(2,880)	0	(3,296)
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	125,200	82	(3,527)	0	(3,445)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	175,000	(31)	279	248	0

							$(23,355)	$(28,835)	$43,306	$(95,496)

Total Swap Agreements							$187,604	$(52,605)	$244,646	$(109,647)

(m)	Securities with an aggregate market value of $384,428 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,142,850	$13,660	$1,156,510
Corporate Bonds & Notes
Banking & Finance	0	28,437,879	187,943	28,625,822
Industrials	0	2,982,139	69,376	3,051,515
Utilities	0	1,900,839	97	1,900,936
Municipal Bonds & Notes
Alabama	0	107,865	0	107,865
Arizona	0	10,824	0	10,824
California	0	4,023,053	0	4,023,053
Colorado	0	67,959	0	67,959
Connecticut	0	168	0	168
District of Columbia	0	9,568	0	9,568
Florida	0	66,106	0	66,106
Georgia	0	87,473	0	87,473
Illinois	0	557,295	0	557,295
Indiana	0	58,375	0	58,375
Iowa	0	62,090	0	62,090
Kansas	0	21,481	0	21,481
Louisiana	0	84,423	0	84,423
Massachusetts	0	75,997	0	75,997
Michigan	0	52,363	0	52,363
Missouri	0	502	0	502
Nebraska	0	11,180	0	11,180
Nevada	0	393,066	0	393,066
New Jersey	0	224,155	0	224,155
New Mexico	0	8,637	0	8,637
New York	0	2,025,506	0	2,025,506
North Carolina	0	52,746	0	52,746
Ohio	0	643,187	0	643,187
Oregon	0	36,189	0	36,189
Pennsylvania	0	50,819	0	50,819
Rhode Island	0	7,062	0	7,062
South Carolina	0	15,003	0	15,003
Tennessee	0	6,644	0	6,644
Texas	0	208,416	0	208,416
Utah	0	695	0	695
Washington	0	154,135	0	154,135
West Virginia	0	120,662	0	120,662
Wisconsin	0	90,527	0	90,527
U.S. Government Agencies	0	76,752,344	40,747	76,793,091
U.S. Treasury Obligations	0	80,403,080	0	80,403,080
Mortgage-Backed Securities	0	14,881,318	233,443	15,114,761
Asset-Backed Securities	0	6,323,832	30,780	6,354,612
Sovereign Issues	0	16,987,671	0	16,987,671
Convertible Preferred Securities
Banking & Finance	162,345	0	0	162,345
Preferred Securities
Banking & Finance	97,292	3,853	0	101,145
Short-Term Instruments
Certificates of Deposit	0	625,318	0	625,318
Commercial Paper	0	127,022	0	127,022
Repurchase Agreements	0	768,900	0	768,900
Short-Term Notes	0	27,544	0	27,544
Italy Treasury Bills	0	4,522,602	0	4,522,602
Mexico Treasury Bills	0	2,354,525	0	2,354,525
Spain Treasury Bills	0	1,163,362	0	1,163,362
U.S. Treasury Bills	0	200,066	0	200,066
	$259,637	$248,939,315	$576,046	$249,774,998

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	28,311,937	0	0	28,311,937

Total Investments	$28,571,574	$248,939,315	$576,046	$278,086,935

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,000)	$0	$(1,000)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,664	226,150	0	227,814
Over the counter	0	643,249	0	643,249
	$1,664	$869,399	$0	$871,063

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(91,808)	(33,219)	0	(125,027)
Over the counter	0	(793,715)	(7,705)	(801,420)

	$(91,808)	$(826,934)	$(7,705)	$(926,447)

Totals	$28,481,430	$248,980,780	$568,341	$278,030,551

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$434,777	$0	$(357,539)	$760	$769	$(4,793)	$13,660	$(73,974)	$13,660	$0
Corporate Bonds & Notes
Banking & Finance	185,161	201	(748)	(232)	(31)	3,592	0	0	187,943	3,575
Industrials	115,423	0	(42,108)	(227)	938	(4,175)	0	(475)	69,376	(334)
Utilities	11,011	0	(10,543)	(7)	(156)	(208)	0	0	97	14
Municipal Bonds & Notes
Ohio	50,766	0	(54,300)	128	3,128	278	0	0	0	0
U.S. Government Agencies	41,548	1,465	(8,457)	(90)	(611)	(255)	7,147	0	40,747	(240)
Mortgage-Backed Securities	370,606	1,015	(58,924)	1,171	2,655	(5,374)	20,119	(97,825)	233,443	2,824
Asset-Backed Securities	223,909	0	(61,398)	875	441	1,384	0	(134,431)	30,780	51

	$1,433,201	$2,681	$(594,017)	$2,378	$7,133	$(9,551)	$40,926	$(306,705)	$576,046	$5,890

Financial Derivative Instruments - Liabilities
Over the counter	(13,392)	0	0	0	0	5,687	0	0	(7,705)	5,688

Totals	$1,419,809	$2,681	$(594,017)	$2,378	$7,133	$(3,864)	$40,926	$(306,705)	$568,341	$11,578

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$13,660	Indicative Market Quotation	Broker Quote	100.25 - 100.50
Corporate Bonds & Notes
Banking & Finance	64,595	Benchmark Pricing	Base Price	100.75 - 113.00
	123,348	Third Party Vendor	Broker Quote	98.20 - 111.30
Industrials	9,342	Benchmark Pricing	Base Price	106.76
	60,034	Third Party Vendor	Broker Quote	105.00 - 115.00
Utilities	97	Third Party Vendor	Broker Quote	114.50
U.S. Government Agencies	29,718	Benchmark Pricing	Base Price	95.98 - 115.75
	11,029	Third Party Vendor	Broker Quote	99.90
Mortgage-Backed Securities	3,344	Benchmark Pricing	Base Price	0.20 - 101.01
	230,099	Third Party Vendor	Broker Quote	86.00 - 100.00
Asset-Backed Securities	2,270	Benchmark Pricing	Base Price	99.95
	28,510	Third Party Vendor	Broker Quote	100.89

Financial Derivative Instruments - Liabilities
Over the counter	(7,705)	Indicative Market Quotation	Broker Quote	0.08 - 0.11

Total	$568,341

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.2%
CORPORATE BONDS & NOTES 7.8%
BANKING & FINANCE 7.3%
American International Group, Inc.
4.250% due 09/15/2014	$265	$272
5.050% due 10/01/2015	10,300	11,042
5.450% due 05/18/2017	14,500	16,214
8.250% due 08/15/2018	6,800	8,519
Bank of America N.A.
0.709% due 11/14/2016	2,700	2,707
Citigroup, Inc.
2.250% due 08/07/2015	9,910	10,120
4.750% due 05/19/2015	119	125
5.000% due 09/15/2014	6,200	6,378
5.500% due 10/15/2014	6,966	7,226
Ford Motor Credit Co. LLC
2.750% due 05/15/2015	7,200	7,389
Goldman Sachs Group, Inc.
1.238% due 02/07/2014	7,600	7,606
HSBC Bank USA N.A.
6.000% due 08/09/2017	4,000	4,505
International Lease Finance Corp.
6.750% due 09/01/2016	2,000	2,240
JPMorgan Chase & Co.
4.650% due 06/01/2014	28,100	28,595
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	4,400	5,075
Morgan Stanley
0.724% due 10/15/2015	3,700	3,694
4.100% due 01/26/2015	30,000	31,037
4.750% due 04/01/2014	250	252
5.375% due 10/15/2015	300	323
6.000% due 04/28/2015	10,400	11,080
NYSE Euronext
2.000% due 10/05/2017	50	50
Principal Life Income Funding Trusts
5.550% due 04/27/2015	4,000	4,266
Prudential Financial, Inc.
4.750% due 09/17/2015	185	197
SLM Corp.
4.000% due 07/25/2014	2,000	2,004
5.000% due 04/15/2015	12,500	13,109
6.250% due 01/25/2016	9,700	10,512
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)	7,800	8,346

		202,883

INDUSTRIALS 0.0%
Rohm & Haas Co.
6.000% due 09/15/2017	603	684
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	125	128

		812

UTILITIES 0.5%
Entergy Corp.
3.625% due 09/15/2015	5,400	5,573
Verizon Communications, Inc.
1.993% due 09/14/2018	1,200	1,263
2.500% due 09/15/2016	1,400	1,448
3.650% due 09/14/2018	3,800	4,025

		12,309

Total Corporate Bonds & Notes (Cost $205,170)		216,004

MUNICIPAL BONDS & NOTES 8.9%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,300	1,407

CALIFORNIA 5.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,106
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	21,200	25,764
7.043% due 04/01/2050	3,900	4,815
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,905
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,155
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	365	459
7.500% due 04/01/2034	4,300	5,491
7.550% due 04/01/2039	6,200	8,026
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,500	3,296
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	3,995
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	119
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2026	1,000	1,082
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,600	1,625
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,200	1,500
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2022	6,300	6,816
5.000% due 07/01/2028	5,345	5,725
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,600	8,119
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,062
Los Angeles, California Wastewater System Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 06/01/2034	38,000	40,237
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,098
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	215
7.021% due 08/01/2040	300	326
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2030	1,000	1,081
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,223
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	6,700	7,390
6.583% due 05/15/2049	3,800	4,429
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	600	700

		138,759

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	95	113

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	650
6.899% due 12/01/2040	7,100	7,943

		8,593

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	615	598

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	106

MICHIGAN 0.2%
Michigan State Building Authority Revenue Bonds, Series 2011
5.375% due 10/15/2041	5,000	5,129

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,300	2,806
Truckee Meadows Water Authority, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	2,800	2,840

		5,646

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	3,180	4,053

NEW YORK 1.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,200	1,557
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	13,300	14,776
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2026	5,565	6,090
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.282% due 06/15/2042	100	108
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
5.000% due 06/15/2038	600	622
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	10,376
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2024	10,000	11,290
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,100	1,185

		46,004

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	4,620
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,500	1,213

		5,833

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	2,600	3,049

TEXAS 0.3%
Fort Bend Grand Parkway Toll Road Authority, Texas Revenue Bonds, Series 2012
5.000% due 03/01/2026	1,000	1,112
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	6,400	7,196

		8,308

VIRGINIA 0.1%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2040	3,300	3,349

WASHINGTON 0.6%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	10,000	9,679
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	5,000	5,704

		15,383

Total Municipal Bonds & Notes (Cost $232,056)		246,330

U.S. GOVERNMENT AGENCIES 52.6%
Fannie Mae
0.225% due 12/25/2036	445	434
0.475% due 04/25/2037	1,172	1,172
0.590% due 10/25/2022	28	28
0.615% due 05/25/2023 - 12/25/2041	2,860	2,865
0.665% due 02/25/2022	10	10
0.715% due 01/25/2022	21	21
0.765% due 08/25/2022	23	23
0.795% due 05/25/2040	4,650	4,688
0.865% due 04/25/2022 - 09/25/2022	24	24
0.875% due 08/28/2017 - 05/21/2018	52,400	51,448
0.915% due 11/25/2039 - 01/25/2040	858	870
1.250% due 01/30/2017	3,000	3,037
1.344% due 07/01/2044	242	246
1.875% due 09/18/2018	300	302
2.236% due 01/01/2035	490	521
2.310% due 08/01/2022	500	472
2.369% due 05/25/2035	260	268
2.630% due 10/10/2024	165	146

3.000% due 01/01/2029	7,000	7,146
3.330% due 11/01/2021	289	294
3.336% due 04/01/2041	131	139
3.500% due 01/01/2026 - 06/01/2043	39,063	39,106
3.980% due 07/01/2021	118,300	123,299
4.000% due 08/01/2025 - 02/01/2044	250,554	257,688
4.500% due 09/01/2018 - 02/01/2044	398,888	422,694
4.806% due 09/01/2035	101	109
5.000% due 02/13/2017 - 02/01/2044	17,549	19,111
5.375% due 06/12/2017	2,800	3,203
5.500% due 03/01/2022 - 01/01/2044	69,108	76,054
5.963% due 12/25/2042	521	584
6.000% due 05/01/2017 - 02/01/2040	20,998	23,294
6.500% due 04/01/2014 - 06/25/2044	349	398
7.000% due 05/01/2014 - 09/25/2020	2	1
8.000% due 04/01/2015 - 10/01/2030	2	2
9.000% due 12/01/2017 - 06/25/2018	2	2
9.250% due 07/25/2019	35	40
10.000% due 11/01/2021	1	1
Freddie Mac
0.317% due 07/15/2019 - 08/15/2019	2,627	2,624
0.750% due 01/12/2018	68,000	66,221
0.777% due 07/15/2037	10,400	10,461
0.875% due 03/07/2018	900	875
0.917% due 08/15/2036	3,784	3,809
1.000% due 03/08/2017 - 09/29/2017	63,700	63,480
1.250% due 05/12/2017 - 10/02/2019	9,800	9,434
1.342% due 02/25/2045	256	259
2.218% due 02/01/2023	24	24
2.384% due 12/01/2022	142	151
2.533% due 07/01/2030	36	37
3.750% due 03/27/2019	2,000	2,182
4.000% due 04/01/2024 - 01/01/2044	196,347	201,918
4.500% due 02/01/2029 - 11/01/2041	22,419	23,839
5.000% due 02/15/2032 - 07/01/2040	248	268
5.500% due 03/15/2014 - 07/01/2039	4,340	4,756
6.000% due 02/01/2016 - 06/01/2039	11,375	12,592
7.000% due 07/15/2022	360	407
7.500% due 01/15/2023	968	1,106
8.000% due 11/01/2025 - 06/15/2030	561	661
9.000% due 12/15/2020	26	29
9.500% due 02/01/2018	3	3
10.000% due 03/01/2021	2	3
Ginnie Mae
0.567% due 06/16/2031	31	31
0.767% due 02/16/2030	44	45
1.625% due 06/20/2023 - 07/20/2030	1,616	1,678
2.000% due 09/20/2024 - 07/20/2027	390	406
5.000% due 07/15/2034 - 01/01/2044	12,400	13,478
6.000% due 01/15/2024	3	3
7.500% due 09/15/2014 - 09/15/2025	7	8
8.000% due 01/15/2022 - 08/15/2024	15	17
9.000% due 11/15/2017	5	5
9.500% due 01/20/2019 - 12/15/2021	4	5
Small Business Administration
7.970% due 01/25/2025	90	92

Total U.S. Government Agencies (Cost $1,457,122)		1,460,647

U.S. TREASURY OBLIGATIONS 34.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017	2,159	2,221
0.125% due 01/15/2022	413	397
0.125% due 07/15/2022	13,304	12,742
0.375% due 07/15/2023	5,921	5,707
0.625% due 07/15/2021	482	489
1.125% due 01/15/2021	534	561
1.250% due 07/15/2020	1,392	1,490
1.375% due 07/15/2018	422	458
1.375% due 01/15/2020	113	122
1.750% due 01/15/2028	34,492	36,916
2.000% due 01/15/2026	4,118	4,562
2.375% due 01/15/2017 (g)	290	319
2.375% due 01/15/2025	11,151	12,820
2.375% due 01/15/2027	318	367
2.500% due 01/15/2029	42,097	49,425
3.625% due 04/15/2028	8,519	11,265
3.875% due 04/15/2029	10,797	14,794
U.S. Treasury Notes
0.250% due 12/31/2015	4,900	4,887
0.375% due 01/15/2016	8,200	8,197
0.500% due 12/15/2016 (e)	123,200	122,695
0.500% due 07/31/2017	9,100	8,907
0.625% due 07/15/2016	3,800	3,805
0.625% due 10/15/2016	24,100	24,056

0.625% due 11/15/2016	75,800	75,569
0.625% due 05/31/2017	14,800	14,608
0.625% due 08/31/2017	4,300	4,219
0.750% due 12/31/2017 (i)	3,300	3,226
0.750% due 02/28/2018	180,800	175,990
0.750% due 03/31/2018	38,400	37,301
0.875% due 09/15/2016	16,000	16,096
0.875% due 12/31/2016	8,600	8,620
0.875% due 01/31/2017	13,500	13,515
0.875% due 02/28/2017	22,800	22,796
0.875% due 04/30/2017	22,800	22,732
1.000% due 08/31/2016	1,600	1,615
1.000% due 03/31/2017	7,000	7,016
1.250% due 10/31/2018	26,700	26,163
1.250% due 11/30/2018	76,800	75,117
1.375% due 07/31/2018	1,800	1,783
1.500% due 07/31/2016	3,400	3,478
1.500% due 08/31/2018 (g)(i)	57,100	56,785
1.500% due 12/31/2018	69,600	68,782
1.750% due 05/31/2016	1,000	1,029
2.250% due 07/31/2018	370	381
3.000% due 02/28/2017	800	853
3.125% due 01/31/2017	400	428
3.250% due 03/31/2017	2,200	2,365

Total U.S. Treasury Obligations (Cost $980,666)		967,669

MORTGAGE-BACKED SECURITIES 9.8%
American Home Mortgage Investment Trust
2.355% due 02/25/2045	1,027	1,019
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046	9,293	10,228
Banc of America Funding Corp.
2.632% due 05/25/2035	1,303	1,323
BCRR Trust
5.858% due 07/17/2040	1,400	1,519
Bear Stearns Adjustable Rate Mortgage Trust
2.572% due 04/25/2033	394	402
2.686% due 01/25/2035	3,166	3,084
5.376% due 02/25/2036	1,584	1,491
Bear Stearns Alt-A Trust
2.649% due 05/25/2035	3,242	3,084
2.708% due 09/25/2035	469	412
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	500	544
5.405% due 12/11/2040	9,900	10,512
5.700% due 06/11/2050	4,000	4,502
5.706% due 06/11/2040	13,082	14,696
Bear Stearns Mortgage Funding Trust
0.355% due 01/25/2037	8,947	6,948
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035	1,483	1,458
2.510% due 10/25/2035	469	460
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.218% due 07/15/2044	9,900	10,503
5.305% due 01/15/2046	13,190	14,137
Countrywide Alternative Loan Trust
0.345% due 05/25/2047	2,058	1,672
Countrywide Home Loan Mortgage Pass-Through Trust
2.417% due 02/20/2036	666	591
2.526% due 02/20/2035	39	38
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	17,922	19,294
5.383% due 02/15/2040	1,169	1,264
Credit Suisse First Boston Mortgage Securities Corp.
2.476% due 09/25/2033	6,681	6,759
4.828% due 06/25/2032	58	57
Credit Suisse Mortgage Capital Certificates
0.337% due 10/15/2021	2,880	2,863
DBUBS Mortgage Trust
3.386% due 07/10/2044	16,900	17,641
DLJ Acceptance Trust
11.000% due 08/01/2019	4	5
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	205
5.444% due 03/10/2039	2,200	2,420
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	9	10
HomeBanc Mortgage Trust
0.415% due 03/25/2035	7,917	6,636
0.435% due 10/25/2035	5,959	5,229
IndyMac Adjustable Rate Mortgage Trust
1.782% due 01/25/2032	19	19
IndyMac Mortgage Loan Trust
4.683% due 11/25/2035 ^	2,541	2,127

JPMorgan Chase Commercial Mortgage Securities Trust
4.158% due 01/12/2039	805	807
5.336% due 05/15/2047	3,700	4,056
5.420% due 01/15/2049	500	549
5.440% due 06/12/2047	1,300	1,431
JPMorgan Commercial Mortgage-Backed Securities Trust
5.645% due 03/18/2051	1,700	1,843
JPMorgan Mortgage Trust
3.554% due 02/25/2035	15	15
5.243% due 07/25/2035	2,146	2,198
Merrill Lynch Floating Trust
0.706% due 07/09/2021	18,242	18,207
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	763
5.485% due 03/12/2051	2,900	3,195
Morgan Stanley Capital Trust
5.207% due 11/14/2042	9,600	10,103
5.319% due 12/15/2043	12,882	14,086
5.610% due 04/15/2049	1,254	1,263
Morgan Stanley Mortgage Loan Trust
2.184% due 06/25/2036	8,583	7,969
5.500% due 08/25/2035	990	996
Morgan Stanley Re-REMIC Trust
5.804% due 08/12/2045	1,700	1,861
Prime Mortgage Trust
0.565% due 02/25/2019	5	5
0.565% due 02/25/2034	268	253
RBSSP Resecuritization Trust
0.415% due 02/26/2037	3,345	3,046
Residential Funding Mortgage Securities, Inc. Trust
3.882% due 02/25/2036 ^	373	320
Sequoia Mortgage Trust
0.806% due 04/19/2027	2,031	1,915
Structured Asset Mortgage Investments Trust
0.826% due 09/19/2032	273	263
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.227% due 01/25/2032	45	40
2.516% due 02/25/2032	35	36
5.543% due 07/25/2034	13,952	13,983
UBS-Citigroup Commercial Mortgage Trust
2.804% due 01/10/2045	350	364
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020	838	830
5.342% due 12/15/2043	3,800	4,184
5.557% due 03/15/2045	18,014	19,489
WaMu Mortgage Pass-Through Certificates
0.455% due 10/25/2045	577	538
1.343% due 11/25/2042	219	207
2.401% due 05/25/2035	126	126
Wells Fargo Mortgage-Backed Securities Trust
0.665% due 07/25/2037	471	411
2.613% due 12/25/2034	2,448	2,473
2.615% due 01/25/2035	33	32
2.628% due 03/25/2036	2,432	2,433
WFRBS Commercial Mortgage Trust
2.684% due 11/15/2044	150	155

Total Mortgage-Backed Securities (Cost $266,770)		273,597

ASSET-BACKED SECURITIES 3.2%
Ally Auto Receivables Trust
1.550% due 08/17/2015	29	29
AmeriCredit Automobile Receivables Trust
1.170% due 01/08/2016	43	43
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.615% due 01/25/2036	4,000	3,481
Amortizing Residential Collateral Trust
0.705% due 06/25/2032	442	421
Asset-Backed Securities Corp. Home Equity Loan Trust
1.412% due 08/15/2033	3,755	3,570
Bear Stearns Asset-Backed Securities Trust
0.225% due 01/25/2037	185	184
0.255% due 06/25/2047	28	27
Carrington Mortgage Loan Trust
0.625% due 06/25/2035	6,619	5,919
Citibank Omni Master Trust
2.917% due 08/15/2018	28,800	29,239
Countrywide Asset-Backed Certificates
0.985% due 05/25/2036	1,927	1,918
EMC Mortgage Loan Trust
0.905% due 05/25/2040	900	808
First Franklin Mortgage Loan Trust
0.425% due 11/25/2036	9,385	9,130
0.675% due 09/25/2035	2,690	2,646

Fremont Home Loan Trust
0.225% due 01/25/2037	69	34
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034	107	102
Morgan Stanley IXIS Real Estate
Capital Trust 0.215% due 11/25/2036	20	9
Nissan Auto Receivables Owner Trust
1.310% due 09/15/2016	40	40
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.665% due 07/25/2035	7,000	6,641
Quest Trust
0.285% due 08/25/2036	654	644
Residential Asset Securities Corp. Trust
0.435% due 04/25/2036	10,800	10,071
Securitized Asset-Backed Receivables LLC Trust
0.225% due 12/25/2036 ^	811	281
SLM Student Loan Trust
2.350% due 04/15/2039	559	559
2.817% due 12/16/2019	1,000	1,016
SMS Student Loan Trust
0.428% due 10/28/2028	2,698	2,687
0.438% due 04/28/2029	1,933	1,926
Structured Asset Investment Loan Trust
1.065% due 09/25/2034	3,500	3,336
1.290% due 07/25/2033	4,125	3,843
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.745% due 01/25/2033	121	111
World Omni Auto Receivables Trust
1.110% due 05/15/2015	2	2

Total Asset-Backed Securities (Cost $87,913)		88,717

	SHARES
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.6%
DG Funding Trust
0.554% due 01/30/2014 (c)	1,568	11,102
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)	4,000	4,672

		15,774

UTILITIES 0.1%
Qwest Corp.
7.375% due 06/01/2051	128,400	2,970

Total Preferred Securities (Cost $23,920)		18,744

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (d) 1.3%		34,756

U.S. TREASURY BILLS 0.1%
0.123% due 12/11/2014 (a)(e)	$3,600	3,596

Total Short-Term Instruments (Cost $38,352)		38,352

Total Investments in Securities (Cost $3,291,969)		3,310,060

	SHARES
INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio	986	10
PIMCO Short-Term Floating NAV Portfolio III	11,074,472	110,623

Total Short-Term Instruments (Cost $110,694)		110,633

Total Investments in Affiliates (Cost $110,694)		110,633

Total Investments 123.2% (Cost $3,402,663)		$3,420,693
Financial Derivative Instruments (f)(h) 0.1% (Cost or Premiums, net $(4,460))		1,495
Other Assets and Liabilities, net (23.3%)		(644,639)

Net Assets 100.0%		$2,777,549

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.010%	12/31/2013	01/02/2014	$29,800	U.S. Treasury Notes 0.625% due 11/30/2017	$(30,368)	$29,800	$29,800
SSB	0.000%	12/31/2013	01/02/2014	4,956	Freddie Mac 2.080% due 10/17/2022	(5,056)	4,956	4,956

Total Repurchase Agreements						$(35,424)	$34,756	$34,756

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions (3)
BCY	(0.540%)	12/31/2013	01/02/2014	$(29,886)	$(29,886)

Total Sale-Buyback Transactions					$(29,886)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $88,940 at a weighted average interest rate of (0.148%).
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	6.000%	01/01/2044	$9,000	$(9,955)	$(9,984)

Total Short Sales				$(9,955)	$(9,984)

(e)	Securities with an aggregate market value of $31,975 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	238	$(84)	$(119)

Total Written Options				$(84)	$(119)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2014	1,314	$(61)	$0	$(33)
90-Day Eurodollar December Futures	Long	12/2015	3,207	(1,106)	0	(160)
90-Day Eurodollar December Futures	Long	12/2016	83	4	0	(6)
90-Day Eurodollar June Futures	Long	06/2015	781	(155)	0	(29)
90-Day Eurodollar June Futures	Long	06/2016	285	(181)	0	(14)
90-Day Eurodollar June Futures	Long	06/2017	35	31	0	(3)
90-Day Eurodollar March Futures	Long	03/2015	61	4	0	(2)
90-Day Eurodollar March Futures	Long	03/2016	1,083	(553)	0	(54)
90-Day Eurodollar March Futures	Long	03/2017	70	73	0	(6)
90-Day Eurodollar September Futures	Long	09/2015	3,997	(643)	0	(200)
90-Day Eurodollar September Futures	Long	09/2016	366	149	0	(23)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	2,144	(3,311)	0	(201)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	766	(1,732)	0	(132)

Total Futures Contracts				$(7,481)	$0	$(863)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$800	$15	$4	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$35,600	$(494)	$(452)	$0	$(33)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	364,100	2,411	223	0	(95)
Pay	3-Month USD-LIBOR	1.500%	12/16/2016	46,200	(48)	(82)	0	(15)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	216,100	1,055	(781)	0	(143)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	238,600	51,922	37,580	2,735	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	60,900	4,835	1,418	776	0

					$59,681	$37,906	$3,511	$(286)

Total Swap Agreements					$59,696	$37,910	$3,512	$(286)

(g)	Securities with an aggregate market value of $902 and cash of $24,680 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650%	03/03/2014	$5,000	$(21)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	03/03/2014	5,000	(60)	(75)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	03/03/2014	15,900	(222)	(237)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/17/2014	7,900	(24)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	03/17/2014	7,900	(126)	(233)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	49,200	(54)	(91)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014	119,900	(209)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014	119,900	(775)	(170)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	05/06/2014	16,200	(42)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	05/06/2014	16,200	(138)	(204)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	03/03/2014	8,100	(48)	(1)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	80,800	(212)	(149)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	01/27/2014	16,600	(18)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800%	01/27/2014	16,600	(73)	(79)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	05/06/2014	21,200	(52)	(8)
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	4,600	(28)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014	4,600	(37)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014	12,500	(46)	(1)

							$(2,185)	$(1,259)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014	$7,000	$(4)	$(6)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014	7,000	(8)	(3)
JPM	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014	4,000	(2)	(4)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014	4,000	(7)	(2)

						$(21)	$(15)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$(7)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	(18)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	(7)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	(2)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	(6)

						$(378)	$(40)

Total Written Options						$(2,584)	$(1,314)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
BOA	General Electric Capital Corp.	1.000%	03/20/2016	0.314%	$4,600	$(55)	$127	$72	$0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.182%	15,000	(258)	353	95	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.218%	6,100	(178)	275	97	0
CBK	MetLife, Inc.	1.000%	12/20/2015	0.294%	3,800	(138)	193	55	0
DUB	General Electric Capital Corp.	1.000%	09/20/2015	0.282%	1,000	12	0	12	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%	15,000	(985)	1,182	197	0
GST	MetLife, Inc.	1.000%	09/20/2015	0.261%	1,000	(64)	78	14	0

						$(1,666)	$2,208	$542	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$2,900	$(126)	$53	$0	$(73)
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	1,833	0	30	30	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	3,954	0	66	66	0
					$(126)	$149	$96	$(73)

Total Swap Agreements					$(1,792)	$2,357	$638	$(73)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Securities with an aggregate market value of $851 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$202,883	$0	$202,883
Industrials	0	812	0	812
Utilities	0	12,309	0	12,309
Municipal Bonds & Notes
Arizona	0	1,407	0	1,407
California	0	138,759	0	138,759
Florida	0	113	0	113
Illinois	0	8,593	0	8,593
Iowa	0	598	0	598
Massachusetts	0	106	0	106
Michigan	0	5,129	0	5,129
Nevada	0	5,646	0	5,646
New Jersey	0	4,053	0	4,053
New York	0	46,004	0	46,004
Ohio	0	5,833	0	5,833
Tennessee	0	3,049	0	3,049
Texas	0	8,308	0	8,308
Virginia	0	3,349	0	3,349
Washington	0	15,383	0	15,383
U.S. Government Agencies	0	1,460,647	0	1,460,647
U.S. Treasury Obligations	0	967,669	0	967,669
Mortgage-Backed Securities	0	273,597	0	273,597
Asset-Backed Securities	0	88,717	0	88,717
Preferred Securities
Banking & Finance	0	4,672	11,102	15,774
Utilities	2,970	0	0	2,970
Short-Term Instruments
Repurchase Agreements	0	34,756	0	34,756
U.S. Treasury Bills	0	3,596	0	3,596
	$2,970	$3,295,988	$11,102	$3,310,060

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$110,633	$0	$0	$110,633

Total Investments	$113,603	$3,295,988	$11,102	$3,420,693

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,984)	$0	$(9,984)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,512	0	3,512
Over the counter	0	638	0	638
	$0	$4,150	$0	$4,150

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(982)	(286)	0	(1,268)
Over the counter	0	(1,347)	(40)	(1,387)
	$(982)	$(1,633)	$(40)	$(2,655)

Totals	$112,621	$3,288,521	$11,062	$3,412,204

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$9,885	$0	$(9,307)	$(2)	$(210)	$(366)	$0	$0	$0	$0
Mortgage-Backed Securities	13,830	0	(11,796)	1	25	(217)	0	(1,843)	0	0
Preferred Securities
Banking & Finance	11,392	0	0	0	0	(290)	0	0	11,102	(290)

	$35,107	$0	$(21,103)	$(1)	$(185)	$(873)	$0	$(1,843)	$11,102	$(290)

Financial Derivative Instruments - Liabilities
Over the counter	$(71)	$0	$0	$0	$0	$31	$0	$0	$(40)	$31

Totals	$35,036	$0	$(21,103)	$(1)	$(185)	$(842)	$0	$(1,843)	$11,062	$(259)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Preferred Securities
Banking & Finance	$11,102	Benchmark Pricing	Base Price	$ 7,081.90

Financial Derivative Instruments - Liabilities
Over the counter	(40)	Indicative Market Quotation	Broker Quote	0.08 - 0.11

Total	$11,062

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund III

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.3%
BANK LOAN OBLIGATIONS 0.1%
Dell, Inc.
3.750% due 10/29/2018	$1,500	$1,505
4.500% due 04/29/2020	3,000	3,011

Total Bank Loan Obligations (Cost $4,463)		4,516

CORPORATE BONDS & NOTES 15.0%
BANKING & FINANCE 12.4%
AIG Life Holdings, Inc.
7.570% due 12/01/2045	5,400	6,129
Ally Financial, Inc.
3.645% due 06/20/2014	800	814
4.500% due 02/11/2014	11,900	11,967
4.625% due 06/26/2015	1,700	1,774
5.500% due 02/15/2017	2,000	2,175
6.750% due 12/01/2014	1,900	1,993
8.300% due 02/12/2015	36,999	39,866
American Express Bank FSB
6.000% due 09/13/2017	3,700	4,258
American International Group, Inc.
4.875% due 09/15/2016	140	154
5.050% due 10/01/2015	400	429
8.250% due 08/15/2018	6,600	8,268
Banco de Credito e Inversiones
3.000% due 09/13/2017	2,000	2,009
Banco do Brasil S.A.
2.899% due 07/02/2014	3,100	3,122
3.875% due 10/10/2022	7,000	6,107
Banco Santander Brasil S.A.
4.250% due 01/14/2016	600	622
4.500% due 04/06/2015	500	516
4.625% due 02/13/2017	2,200	2,299
Bank of America Corp.
0.571% due 08/15/2016	1,400	1,377
1.500% due 10/09/2015	14,800	14,956
4.500% due 04/01/2015	2,400	2,512
6.500% due 08/01/2016	17,500	19,770
Bank of America N.A.
0.523% due 06/15/2016	2,400	2,380
Bank of Montreal
2.850% due 06/09/2015	2,000	2,068
Bank of Nova Scotia
1.650% due 10/29/2015	1,700	1,734
1.950% due 01/30/2017	2,000	2,053
BBVA Bancomer S.A.
4.500% due 03/10/2016	1,300	1,385
6.500% due 03/10/2021	2,600	2,756
7.250% due 04/22/2020	3,300	3,580
Bear Stearns Cos. LLC
6.400% due 10/02/2017	8,000	9,289
Caixa Economica Federal
2.375% due 11/06/2017	2,000	1,862
CIT Group, Inc.
4.250% due 08/15/2017	145	152
5.250% due 04/01/2014	9,000	9,112
Citigroup, Inc.
0.512% due 06/09/2016	5,500	5,414
1.694% due 01/13/2014	3,600	3,601
4.587% due 12/15/2015	14,000	14,968
4.875% due 05/07/2015	3,200	3,358
5.000% due 09/15/2014	500	514
5.500% due 10/15/2014	2,666	2,766
Commonwealth Bank of Australia
1.043% due 09/18/2015	400	405
Countrywide Financial Corp.
6.250% due 05/15/2016	445	491
Credit Agricole S.A.
8.375% due 10/13/2019 (d)	2,600	2,964
Credit Suisse
2.200% due 01/14/2014	1,900	1,901
Dexia Credit Local S.A.
0.717% due 04/29/2014	9,800	9,815
Export-Import Bank of Korea
4.000% due 01/29/2021	9,500	9,779

5.875% due 01/14/2015		14,500	15,257
Fifth Third Bancorp
0.665% due 12/20/2016		1,200	1,189
Ford Motor Credit Co. LLC
0.992% due 01/17/2017		11,400	11,453
7.000% due 04/15/2015		500	539
8.000% due 12/15/2016		3,500	4,145
8.700% due 10/01/2014		2,500	2,650
12.000% due 05/15/2015		7,600	8,728
General Electric Capital Corp.
3.800% due 06/18/2019		2,400	2,515
HSBC Bank PLC
2.000% due 01/19/2014		2,000	2,002
International Lease Finance Corp.
5.750% due 05/15/2016		140	150
6.750% due 09/01/2016		2,000	2,240
Intesa Sanpaolo SpA
2.638% due 02/24/2014		4,700	4,714
JPMorgan Chase & Co.
0.857% due 02/26/2016		4,800	4,822
1.100% due 10/15/2015		4,300	4,318
1.295% due 03/20/2015		12,100	12,221
3.700% due 01/20/2015		10,200	10,521
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		6,500	7,440
Korea Exchange Bank
3.125% due 06/26/2017		1,900	1,951
Korea Finance Corp.
3.250% due 09/20/2016		800	836
LBG Capital PLC
7.869% due 08/25/2020	GBP	500	885
Lloyds Bank PLC
11.875% due 12/16/2021	EUR	2,500	4,295
Macquarie Bank Ltd.
6.625% due 04/07/2021		$8,700	9,624
Macquarie Group Ltd.
7.300% due 08/01/2014		11,900	12,337
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		4,000	4,614
6.875% due 04/25/2018		1,970	2,330
Morgan Stanley
4.750% due 04/01/2014		195	197
National Australia Bank Ltd.
0.966% due 04/11/2014		8,200	8,216
National Bank of Canada
2.200% due 10/19/2016		1,900	1,962
Nordea Bank AB
2.125% due 01/14/2014		900	901
Pacific Life Funding LLC
0.656% due 02/05/2021	EUR	4,500	5,497
Petrobras Global Finance BV
3.000% due 01/15/2019		$700	656
Rabobank Group
6.875% due 03/19/2020	EUR	1,450	2,266
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		$170	174
6.990% due 10/05/2017 (d)		4,400	4,730
Santander Holdings USA, Inc.
3.000% due 09/24/2015		125	129
SLM Corp.
6.250% due 01/25/2016		500	542
Springleaf Finance Corp.
6.900% due 12/15/2017		24,000	26,352
State Bank of India
4.500% due 07/27/2015		2,600	2,677
Temasek Financial Ltd.
4.300% due 10/25/2019		1,000	1,093
UBS AG
1.238% due 01/28/2014		756	757
Vesey Street Investment Trust
4.404% due 09/01/2016		1,700	1,826
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		1,000	1,074
XL Group PLC
6.500% due 04/15/2017 (d)		220	218

			414,507

INDUSTRIALS 1.8%
Con-way, Inc.
7.250% due 01/15/2018		900	1,035
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		478	502
CSN Resources S.A.
6.500% due 07/21/2020		5,300	5,386

Darling International, Inc.
8.500% due 12/15/2018		15	17
GCI, Inc.
8.625% due 11/15/2019		15	16
Gerdau Holdings, Inc.
7.000% due 01/20/2020		6,100	6,679
PepsiCo, Inc.
0.750% due 03/05/2015		1,743	1,748
Petrobras International Finance Co.
3.875% due 01/27/2016		8,600	8,896
7.875% due 03/15/2019		14,120	16,057
Rohm & Haas Co.
6.000% due 09/15/2017		574	651
SM Energy Co.
6.625% due 02/15/2019		15	16
Statoil ASA
0.699% due 11/08/2018		19,900	20,019

			61,022

UTILITIES 0.8%
AES Corp.
8.000% due 10/15/2017		3	4
CMS Energy Corp.
6.875% due 12/15/2015		250	278
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,000	1,066
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		700	717
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		900	927
Petroleos Mexicanos
8.000% due 05/03/2019		2,400	2,916
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	210
5.000% due 10/19/2025		2,100	2,095
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		2,841	3,061
5.838% due 09/30/2027		1,900	2,028
Rosneft Finance S.A.
6.625% due 03/20/2017		1,900	2,109
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	4,000	38
1.850% due 07/28/2014		19,000	179
Verizon Communications, Inc.
1.993% due 09/14/2018		$1,600	1,684
2.500% due 09/15/2016		1,900	1,966
3.650% due 09/14/2018		5,200	5,508

			24,786

Total Corporate Bonds & Notes (Cost $479,452)			500,315

MUNICIPAL BONDS & NOTES 3.6%
CALIFORNIA 1.2%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		1,000	1,106
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		1,100	1,337
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		1,000	1,050
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		1,500	1,915
7.550% due 04/01/2039		1,500	1,942
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		6,700	8,769
7.950% due 03/01/2036		9,200	10,645
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		1,700	1,916
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		100	118
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		2,500	3,075
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,000	1,062
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045		1,000	1,098
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		200	215
7.021% due 08/01/2040		300	326

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	4,400	5,591

		40,165

FLORIDA 0.1%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	2,000	2,072

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	1,000	1,046

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,100	1,146
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	6,300	6,365

		7,511

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,100	2,220

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,600	3,172

NEW YORK 1.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	4,000	4,478
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2039	10,000	10,404
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	17,500	18,484
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 08/15/2033	17,800	18,801
5.000% due 03/15/2041	4,500	4,617
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	2,800	3,009

		59,793

TEXAS 0.1%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,300	3,710

Total Municipal Bonds & Notes (Cost $118,360)		119,689

U.S. GOVERNMENT AGENCIES 36.9%
Fannie Mae
0.225% due 07/25/2037	1,165	1,096
0.415% due 05/25/2037	125	125
0.475% due 04/25/2037	1,148	1,148
0.525% due 03/25/2037	196	196
0.615% due 09/25/2035	2,724	2,730
0.765% due 05/25/2040	3,043	3,071
0.875% due 08/28/2017 - 05/21/2018	13,900	13,587
1.065% due 07/25/2039	341	344
1.125% due 04/27/2017	4,000	4,018
1.250% due 01/30/2017	1,600	1,620
1.344% due 07/01/2044	207	210
1.775% due 08/01/2035	1,645	1,710
1.875% due 09/18/2018	300	302
2.103% due 08/01/2035	552	585
2.177% due 01/01/2035	303	323
2.229% due 09/01/2034	211	223
2.299% due 07/01/2035	1,702	1,805
2.310% due 08/01/2022	200	189
2.316% due 03/01/2033	19	20
2.369% due 05/25/2035	208	215
2.457% due 04/01/2038	310	331
2.511% due 07/01/2034	15	16
2.566% due 04/01/2038	119	126
2.628% due 04/01/2038	87	93
2.870% due 09/01/2027	3,400	2,950
3.000% due 01/01/2029	18,000	18,375
3.334% due 01/25/2019	1,873	1,938
3.500% due 10/01/2025 - 11/01/2043	25,692	26,081
4.000% due 12/01/2018 - 02/01/2044	319,484	328,816
4.500% due 08/01/2018 - 02/01/2044	343,311	363,951

4.806% due 09/01/2035	101	109
5.000% due 05/11/2017 - 02/01/2044	20,137	21,891
5.375% due 06/12/2017	700	801
5.500% due 12/01/2018 - 01/01/2044	115,229	126,955
5.770% due 09/01/2037	75	81
5.809% due 02/01/2031	2	2
6.000% due 10/01/2016 - 05/01/2041	57,902	64,301
6.500% due 07/01/2014 - 06/25/2044	217	243
7.000% due 08/01/2016 - 10/01/2031	8	9
7.500% due 09/01/2015 - 02/01/2027	157	175
Freddie Mac
0.317% due 07/15/2019 - 08/15/2019	2,395	2,392
0.875% due 03/07/2018	4,100	3,985
0.877% due 10/15/2037	46	46
1.000% due 03/08/2017 - 09/29/2017	35,400	35,299
1.250% due 05/12/2017 - 10/02/2019	9,600	9,191
1.342% due 02/25/2045	208	211
2.375% due 01/13/2022	1,300	1,243
2.384% due 12/01/2022	23	25
2.533% due 07/01/2030	11	11
2.652% due 04/01/2033	4	4
2.664% due 04/01/2038	334	358
3.088% due 08/15/2032	258	271
3.500% due 10/01/2025 - 11/01/2025	213	223
3.750% due 03/27/2019	800	873
4.000% due 08/01/2030 - 09/01/2043	51,511	53,038
4.500% due 02/01/2029 - 01/01/2044	80,580	85,905
5.000% due 10/01/2039	64	70
5.500% due 06/01/2019 - 01/01/2039	2,645	2,888
6.000% due 02/01/2016 - 05/01/2040	10,148	11,222
6.500% due 05/01/2016 - 05/15/2032	8,018	8,949
7.000% due 02/15/2027 - 07/01/2029	693	792
7.500% due 09/01/2025	6	6
Ginnie Mae
0.767% due 02/16/2030	56	56
1.625% due 06/20/2022 - 02/20/2032	1,099	1,141
4.000% due 09/20/2040	113	118
5.000% due 03/15/2033 - 05/15/2042	10,058	10,934
6.000% due 04/15/2037	60	67
7.000% due 08/15/2031 - 02/20/2032	16	18
Small Business Administration
4.430% due 05/01/2029	9,255	9,879
5.130% due 09/01/2023	244	263
5.520% due 06/01/2024	1,629	1,778

Total U.S. Government Agencies (Cost $1,227,210)		1,232,017

U.S. TREASURY OBLIGATIONS 40.4%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (h)(j)	6,684	6,874
0.125% due 04/15/2018	2,930	2,989
0.125% due 01/15/2022	5,572	5,354
0.125% due 07/15/2022	42,045	40,269
0.125% due 01/15/2023	2,024	1,910
0.375% due 07/15/2023	6,423	6,191
0.625% due 07/15/2021	157,711	160,108
1.125% due 01/15/2021	37,794	39,721
1.250% due 07/15/2020	35,125	37,587
1.375% due 01/15/2020	15,444	16,590
2.375% due 01/15/2025	6,319	7,265
2.375% due 01/15/2027	463	534
2.500% due 01/15/2029	53,410	62,707
3.625% due 04/15/2028	1,011	1,337
3.875% due 04/15/2029	7,245	9,927
U.S. Treasury Notes
0.250% due 12/31/2015	6,100	6,084
0.375% due 01/15/2016	10,200	10,197
0.500% due 12/15/2016	148,600	147,990
0.500% due 07/31/2017	5,300	5,188
0.625% due 07/15/2016	4,800	4,806
0.625% due 10/15/2016	29,900	29,845
0.625% due 11/15/2016	120,800	120,432
0.625% due 05/31/2017 (j)	18,921	18,676
0.625% due 08/31/2017	5,300	5,201
0.750% due 12/31/2017	5,400	5,279
0.750% due 02/28/2018 (j)	126,600	123,232
0.750% due 03/31/2018 (j)	43,000	41,769
0.875% due 09/15/2016	20,000	20,119
0.875% due 12/31/2016	10,700	10,725
0.875% due 01/31/2017	22,100	22,124
0.875% due 02/28/2017	27,600	27,596
0.875% due 04/30/2017	22,500	22,433
1.000% due 08/31/2016	2,000	2,019
1.000% due 03/31/2017	160,400	160,770
1.250% due 10/31/2018	23,400	22,929

1.250% due 11/30/2018		78,900	77,171
1.375% due 07/31/2018		1,000	991
1.500% due 07/31/2016		4,300	4,398
1.500% due 12/31/2018		57,700	57,021
1.750% due 05/31/2016		1,300	1,338
3.000% due 02/28/2017		1,000	1,066
3.125% due 01/31/2017		500	535
3.250% due 03/31/2017		2,800	3,009

Total U.S. Treasury Obligations (Cost $1,381,450)			1,352,306

MORTGAGE-BACKED SECURITIES 5.3%
Adjustable Rate Mortgage Trust
2.845% due 11/25/2035		6,795	6,824
American Home Mortgage Investment Trust
2.355% due 02/25/2045		808	802
Arran Residential Mortgages Funding PLC
1.617% due 05/16/2047	EUR	3,687	5,145
Banc of America Commercial Mortgage Trust
5.623% due 04/10/2049		$230	255
Banc of America Funding Corp.
2.632% due 05/25/2035		883	897
Banc of America Mortgage Trust
2.500% due 09/25/2034		3,514	3,492
BCAP LLC Trust
5.222% due 03/26/2037		550	508
BCRR Trust
5.858% due 07/17/2040		1,450	1,573
Bear Stearns Adjustable Rate Mortgage Trust
2.363% due 02/25/2033		12	12
2.786% due 01/25/2034		837	832
2.838% due 02/25/2033		45	42
Bear Stearns Alt-A Trust
2.649% due 05/25/2035		2,029	1,931
2.708% due 09/25/2035		968	851
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,000	1,088
5.405% due 12/11/2040		140	149
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036		4,290	3,277
2.591% due 12/26/2046		1,214	734
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		381	374
2.825% due 03/25/2034		51	51
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		215	235
Countrywide Alternative Loan Trust
0.335% due 05/25/2047		1,617	1,385
0.345% due 05/25/2047		1,749	1,421
Countrywide Home Loan Mortgage Pass-Through Trust
2.417% due 02/20/2036		539	478
2.504% due 11/25/2034		1,426	1,322
2.526% due 02/20/2035		2,387	2,294
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,510	2,702
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		1,226	1,222
Granite Master Issuer PLC
0.347% due 12/20/2054		11,680	11,561
0.367% due 12/20/2054		541	535
Greenpoint Mortgage Pass-Through Certificates
2.792% due 10/25/2033		841	834
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	513
5.444% due 03/10/2039		3,000	3,300
GS Mortgage Securities Trust
5.396% due 08/10/2038		31	31
5.553% due 04/10/2038		140	151
GSR Mortgage Loan Trust
5.032% due 11/25/2035		1,122	1,105
HarborView Mortgage Loan Trust
2.746% due 07/19/2035		1,400	1,213
3.207% due 07/19/2035		2,453	2,421
Holmes Master Issuer PLC
1.577% due 10/15/2054	EUR	1,478	2,043
HSI Asset Loan Obligation Trust
2.692% due 09/25/2037 ^		$7,413	5,703
Indus Eclipse PLC
0.685% due 01/25/2020	GBP	2,354	3,755
IndyMac Adjustable Rate Mortgage Trust
1.782% due 01/25/2032		$9	9
IndyMac Mortgage Loan Trust
0.305% due 04/25/2037		12,004	11,314
2.326% due 01/25/2036		2,095	1,651

JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		3,600	3,946
5.420% due 01/15/2049		120	132
5.440% due 06/12/2047		2,225	2,448
JPMorgan Commercial Mortgage-Backed Securities Trust
5.645% due 03/18/2051		1,800	1,951
JPMorgan Mortgage Trust
6.500% due 07/25/2036		4,931	4,260
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		1,741	1,920
5.858% due 07/15/2040		90	98
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		5,235	4,920
MASTR Alternative Loan Trust
5.000% due 11/25/2018		2,572	2,606
MASTR Asset Securitization Trust
4.500% due 11/25/2018		1,293	1,327
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 06/15/2030		1,042	1,012
Merrill Lynch Floating Trust
0.706% due 07/09/2021		3,873	3,866
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036		1,089	999
0.415% due 11/25/2035		192	177
1.165% due 10/25/2035		288	283
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	654
5.485% due 03/12/2051		3,000	3,305
Morgan Stanley Re-REMIC Trust
5.804% due 08/12/2045		1,300	1,423
Prime Mortgage Trust
0.565% due 02/25/2019		3	3
0.565% due 02/25/2034		138	131
Residential Accredit Loans, Inc. Trust
0.350% due 08/25/2036		4,117	3,032
0.355% due 07/25/2036		3,797	2,784
3.590% due 12/25/2035		348	277
Silenus European Loan Conduit Ltd.
0.368% due 05/15/2019	EUR	198	265
Structured Adjustable Rate Mortgage Loan Trust
5.054% due 07/25/2035 ^		$326	289
Structured Asset Mortgage Investments Trust
0.295% due 03/25/2037		2,591	1,988
0.416% due 07/19/2035		2,097	2,061
Structured Asset Securities Corp.
2.625% due 10/28/2035		515	488
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.516% due 02/25/2032		16	17
Thornburg Mortgage Securities Trust
5.038% due 10/25/2046		4,297	4,336
Wachovia Bank Commercial Mortgage Trust
5.308% due 11/15/2048		180	197
5.342% due 12/15/2043		4,000	4,405
5.509% due 04/15/2047		8,675	9,485
5.924% due 02/15/2051		115	126
WaMu Mortgage Pass-Through Certificates
0.455% due 10/25/2045		457	427
1.343% due 11/25/2042		190	180
2.357% due 10/25/2035		8,075	7,778
2.528% due 03/25/2037		4,086	3,858
4.256% due 12/25/2036 ^		2,557	2,296
Wells Fargo Mortgage-Backed Securities Trust
2.628% due 03/25/2036		1,939	1,940
2.634% due 06/25/2035		7,675	7,839
6.000% due 08/25/2037		709	674

Total Mortgage-Backed Securities (Cost $169,752)			176,238

ASSET-BACKED SECURITIES 1.3%
ACA CLO Ltd.
0.488% due 07/25/2018		698	696
Asset-Backed Securities Corp. Home Equity Loan Trust
0.440% due 09/25/2034		513	511
Bear Stearns Asset-Backed Securities Trust
0.225% due 01/25/2037		168	167
0.325% due 08/25/2036		1,111	758
Carrington Mortgage Loan Trust
0.485% due 10/25/2035		142	141
Concord Real Estate CDO Ltd.
0.445% due 12/25/2046		5,099	5,073
Countrywide Asset-Backed Certificates
0.425% due 05/25/2036		1,115	1,113
0.645% due 12/25/2031		215	156
Duane Street CLO Ltd.
0.496% due 01/11/2021		3,391	3,354

First Franklin Mortgage Loan Trust
0.655% due 09/25/2035		1,000	902
Fremont Home Loan Trust
0.225% due 01/25/2037		62	30
GSAMP Trust
0.235% due 12/25/2036		448	225
Gulf Stream Sextant CLO Ltd.
0.469% due 08/21/2020		2,016	2,014
HSBC Home Equity Loan Trust
0.457% due 01/20/2034		1,673	1,666
HSI Asset Loan Obligation Trust
0.225% due 12/25/2036		326	129
JPMorgan Mortgage Acquisition Trust
0.425% due 05/25/2037		16,574	12,040
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034		97	93
Morgan Stanley Mortgage Loan Trust
0.525% due 04/25/2037		532	299
New Century Home Equity Loan Trust
3.165% due 01/25/2033		2,639	2,327
NOB Hill CLO Ltd.
0.491% due 08/15/2018		774	769
Penta CLO S.A.
0.551% due 06/04/2024	EUR	968	1,283
Residential Asset Securities Corp. Trust
0.315% due 08/25/2036		$4,513	4,251
Securitized Asset-Backed Receivables LLC Trust
0.225% due 12/25/2036 ^		753	261
SLM Student Loan Trust
2.817% due 12/16/2019		1,000	1,016
Titrisocram
1.145% due 05/25/2020	EUR	754	1,040
Wells Fargo Home Equity Asset-Backed Securities Trust
0.755% due 11/25/2035		$1,000	851
Wood Street CLO BV
0.544% due 11/22/2021	EUR	2,219	3,008

Total Asset-Backed Securities (Cost $43,698)			44,173

SOVEREIGN ISSUES 7.5%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$1,100	1,114
4.125% due 09/15/2017	EUR	1,000	1,430
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	8,000	2,389
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		2,300	924
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	5,200	7,281
3.000% due 11/01/2015		1,000	1,420
3.750% due 08/01/2015		12,400	17,732
4.500% due 07/15/2015		19,200	27,746
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		4,200	5,682
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,000	1,057
Province of Ontario
1.000% due 07/22/2016		1,100	1,104
1.100% due 10/25/2017		2,900	2,869
1.650% due 09/27/2019		7,800	7,489
3.000% due 07/16/2018		1,200	1,259
3.150% due 06/02/2022	CAD	15,700	14,549
4.000% due 10/07/2019		$4,400	4,764
4.000% due 06/02/2021	CAD	11,000	10,977
4.200% due 06/02/2020		7,100	7,231
4.400% due 06/02/2019		2,400	2,471
5.500% due 06/02/2018		700	748
Province of Quebec
3.500% due 07/29/2020		$1,000	1,038
3.500% due 12/01/2022	CAD	8,200	7,722
4.250% due 12/01/2021		8,700	8,754
4.500% due 12/01/2020		1,100	1,135
Spain Government International Bond
2.750% due 03/31/2015	EUR	4,900	6,875
3.150% due 01/31/2016		1,500	2,130
3.300% due 10/31/2014		100	140
3.750% due 10/31/2015		4,800	6,885

4.000% due 07/30/2015		67,200	95,977

Total Sovereign Issues (Cost $252,299)			250,892

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Ally Financial, Inc.
7.000% due 01/30/2014 (d)		800	768
DG Funding Trust
0.554% due 01/30/2014 (d)		1,065	7,541
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		2,000	2,336
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (d)		6,000	7,496

			18,141

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	152

Total Preferred Securities (Cost $22,104)			18,293

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.7%
CERTIFICATES OF DEPOSIT 0.6%
Banco do Brasil S.A.
0.000% due 01/24/2014		$2,400	2,398
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		18,200	17,999

			20,397

COMMERCIAL PAPER 0.5%
Ford Motor Credit Co.
0.850% due 06/16/2014		1,300	1,297
0.880% due 07/14/2014		2,800	2,791
0.900% due 08/05/2014		2,700	2,690
Vodafone Group PLC
0.700% due 02/10/2014		10,900	10,892

			17,670

REPURCHASE AGREEMENTS (e) 0.2%			5,096

ITALY TREASURY BILLS 2.2%
0.893% due 09/12/2014 - 10/14/2014 (b)	EUR	52,900	72,339

MEXICO TREASURY BILLS 0.0%
3.488% due 02/06/2014	MXN	100	8

U.S. TREASURY BILLS 0.2%
0.111% due 01/16/2014 - 12/11/2014 (b)(f)(j)		$6,213	6,208

Total Short-Term Instruments (Cost $121,119)		121,718

Total Investments in Securities (Cost $3,819,907)		3,820,157

	SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio	834	8
PIMCO Short-Term Floating NAV Portfolio III	12,380,693	123,671

Total Short-Term Instruments (Cost $123,733)		123,679

Total Investments in Affiliates (Cost $123,733)		123,679

Total Investments 118.0% (Cost $3,943,640)		$3,943,836
Financial Derivative Instruments (g)(i) (0.2%) (Cost or Premiums, net $(5,883))		(7,065)
Other Assets and Liabilities, net (17.8%)		(593,359)

Net Assets 100.0%		$3,343,412

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$5,096	Fannie Mae 2.120% due 11/07/2022	$(199)	$5,096	$5,096
					Freddie Mac 2.000% - 2.100% due 10/17/2022 - 11/02/2022	(5,001)

Total Repurchase Agreements						$(5,200)	$5,096	$5,096

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended December 31, 2013 was $58,456 at a weighted average interest rate of (0.257%).

(f)	Securities with an aggregate market value of $2,448 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	300	$(106)	$(150)

Total Written Options				$(106)	$(150)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	101	$(21)	$5	$(10)
3-Month Euribor June Futures	Long	06/2015	101	(42)	7	(14)
3-Month Euribor March Futures	Long	03/2015	101	(31)	5	(12)
3-Month Euribor September Futures	Long	09/2015	101	(52)	7	(16)
90-Day Eurodollar December Futures	Long	12/2014	179	(9)	0	(4)
90-Day Eurodollar December Futures	Long	12/2015	7,752	(1,729)	0	(388)
90-Day Eurodollar December Futures	Long	12/2016	35	(27)	0	(3)
90-Day Eurodollar June Futures	Long	06/2015	767	(125)	0	(29)
90-Day Eurodollar June Futures	Long	06/2016	406	(217)	0	(20)
90-Day Eurodollar March Futures	Long	03/2015	77	5	0	(2)
90-Day Eurodollar March Futures	Long	03/2016	2,271	(1,216)	0	(113)
90-Day Eurodollar March Futures	Long	03/2017	41	43	0	(4)
90-Day Eurodollar September Futures	Long	09/2015	2,298	327	0	(115)
90-Day Eurodollar September Futures	Long	09/2016	805	259	0	(50)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	2,110	(3,290)	0	(198)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	593	(1,344)	0	(102)

Total Futures Contracts				$(7,469)	$24	$(1,080)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
iTraxx Europe 20 Index	1.000%	12/20/2018	EUR	35,700	$717	$692	$0	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$46,700	$(648)	$(593)	$0	$(43)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		411,500	2,725	70	0	(108)
Pay	3-Month USD-LIBOR	1.500%	12/16/2016		112,700	(118)	(213)	0	(35)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		716,000	3,495	(1,930)	0	(474)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		133,800	29,116	20,427	1,534	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		71,200	5,653	1,976	908	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	3,980,000	(422)	(627)	126	0

						$39,801	$19,110	$2,568	$(660)

Total Swap Agreements						$40,518	$19,802	$2,568	$(661)

(h)	Securities with an aggregate market value of $4,040 and cash of $20,933 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014		$1,378	EUR	1,016	$19	$0
BPS	02/2014	JPY	547,300		$5,314	116	0
	02/2014	MXN	99		8	0	0
	03/2014	EUR	38,648		50,936	0	(2,230)
	04/2014		1,500		1,895	0	(168)
	06/2014		2,100		2,656	0	(234)
	07/2014		1,500		1,898	0	(166)
	08/2014		1,200		1,519	0	(132)
BRC	01/2014	BRL	208		89	1	0
	01/2014		$89	BRL	208	0	(1)
	03/2014	GBP	2,844		$4,653	0	(54)
CBK	01/2014	BRL	296		126	1	0
	01/2014		$127	BRL	296	0	(1)
	01/2014		153,575	EUR	111,875	400	(69)
	02/2014	EUR	68,570		$94,398	68	0
	03/2014	CAD	57,938		54,591	151	0
	04/2014	EUR	1,200		1,521	0	(130)
DUB	02/2014	JPY	1,394,300		13,444	202	0
FBF	01/2014	EUR	111,228		150,432	0	(2,584)
	01/2014	JPY	262,261		2,500	9	0
	06/2014	EUR	1,700		2,156	0	(183)
GLM	02/2014		9,661		12,933	0	(358)
	03/2014		13,234		17,678	0	(528)
HUS	01/2014	BRL	197		84	1	0
	01/2014		$85	BRL	197	0	(1)
	01/2014		1,982	EUR	1,450	13	0
	02/2014	JPY	1,006,400		$10,135	576	0
JPM	01/2014	BRL	237		101	1	0
	01/2014	EUR	889		1,223	0	0
	01/2014		$100	BRL	237	0	0
	02/2014	EUR	30,540		$41,764	1	(251)
MSC	01/2014	BRL	11,500		4,876	2	0
	01/2014		$4,922	BRL	11,500	0	(48)
	02/2014	BRL	8,208		$3,486	35	0
	03/2014		$4,878	MXN	64,431	32	0
RYL	01/2014	EUR	2,224		$3,025	0	(34)
	03/2014		29,268		39,134	0	(1,130)

Total Forward Foreign Currency Contracts						$1,628	$(8,302)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	21,300	$(40)	$(31)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		21,300	(47)	(7)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		5,200	(10)	(8)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		5,200	(11)	(2)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650%	03/03/2014		$6,300	(27)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	03/03/2014		6,300	(76)	(94)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	03/03/2014		20,100	(280)	(299)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/17/2014		10,000	(31)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	03/17/2014		10,000	(160)	(295)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	5,200	(11)	(8)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		5,200	(11)	(2)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$62,100	(68)	(115)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		193,100	(351)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		193,100	(1,219)	(273)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	05/06/2014		20,400	(53)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	05/06/2014		20,400	(173)	(257)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	03/03/2014		10,300	(61)	(2)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		198,800	(522)	(367)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	01/27/2014		30,800	(33)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800%	01/27/2014		30,800	(145)	(147)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	05/06/2014		26,700	(65)	(10)
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		9,200	(55)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		9,200	(73)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014		15,800	(58)	(1)

								$(3,580)	$(1,934)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014		$8,700	$(5)	$(8)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014		8,700	(10)	(4)
	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.700%	03/19/2014	EUR	5,100	(5)	(13)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.100%	03/19/2014		5,100	(13)	(3)
JPM	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014		$5,000	(2)	(5)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014		5,000	(8)	(2)

							$(43)	$(35)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$(55)	$(7)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	(16)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,400	(83)	(6)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	(2)

						$(295)	$(31)

Total Written Options						$(3,918)	$(2,000)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.175%	$2,500	$(44)	$70	$26	$0
	General Electric Capital Corp.	1.000%	12/20/2015	0.300%	1,500	(29)	51	22	0
	Indonesia Government International Bond	1.000%	09/20/2016	1.331%	2,700	(41)	18	0	(23)
	Japan Government International Bond	1.000%	12/20/2015	0.132%	200	3	0	3	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%	600	(2)	9	7	0
BRC	China Government International Bond	1.000%	12/20/2016	0.391%	2,300	44	(2)	42	0
	Indonesia Government International Bond	1.000%	09/20/2017	1.729%	4,500	(164)	48	0	(116)
	Mexico Government International Bond	1.000%	03/20/2018	0.719%	9,300	23	89	112	0
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.895%	1,000	(16)	18	2	0
	Brazil Government International Bond	1.000%	06/20/2016	1.166%	14,800	(29)	(26)	0	(55)
	Indonesia Government International Bond	1.000%	09/20/2015	0.929%	500	(11)	12	1	0
	Indonesia Government International Bond	1.000%	09/20/2017	1.729%	3,100	(106)	26	0	(80)

	Mexico Government International Bond	1.000%	03/20/2015	0.240%		1,200	(27)	39	12	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%		700	(11)	19	8	0
DUB	Brazil Government International Bond	1.000%	06/20/2016	1.166%		10,300	(20)	(18)	0	(38)
	China Government International Bond	1.000%	12/20/2016	0.391%		2,000	39	(2)	37	0
	Export-Import Bank of China	1.000%	06/20/2017	0.580%		400	(17)	23	6	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%		1,500	19	1	20	0
	Merrill Lynch & Co., Inc.	1.000%	03/20/2016	0.376%		2,600	(55)	92	37	0
	MetLife, Inc.	1.000%	03/20/2015	0.153%		11,500	(694)	818	124	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		2,600	(37)	72	35	0
FBF	Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.359%		535	(21)	33	12	0
	China Government International Bond	1.000%	03/20/2015	0.168%		700	3	4	7	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.072%		1,900	(43)	41	0	(2)
	Indonesia Government International Bond	1.000%	09/20/2017	1.729%		2,600	(94)	27	0	(67)
GST	Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.175%		1,200	(21)	34	13	0
	Japan Government International Bond	1.000%	12/20/2015	0.132%		400	6	1	7	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		2,700	(13)	54	41	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.895%		1,600	(16)	19	3	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		400	2	4	6	0
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		200	2	1	3	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		1,000	(22)	36	14	0
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.895%		2,000	(21)	26	5	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.010%		1,300	(21)	21	0	0
	Mexico Government International Bond	0.920%	03/20/2016	0.360%		100	0	2	2	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		200	1	2	3	0
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		2,900	39	6	45	0
MYC	Indonesia Government International Bond	1.000%	09/20/2016	1.331%		2,100	(31)	13	0	(18)
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		5,400	(22)	104	82	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		2,100	(30)	59	29	0
RYL	China Government International Bond	1.000%	09/20/2016	0.363%		200	1	2	3	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.072%		1,900	(42)	40	0	(2)
UAG	Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.175%		1,200	(22)	34	12	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		500	(5)	6	1	0
	Indonesia Government International Bond	1.000%	09/20/2016	1.331%		900	(14)	7	0	(7)
	Mexico Government International Bond	1.000%	09/20/2016	0.456%		3,500	(15)	68	53	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.315%	EUR	11,800	(177)	160	0	(17)

							$(1,751)	$2,161	$835	$(425)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$1,200	$(52)	$22	$0	$(30)
DUB	CDX.EM-12 5-Year Index	5.000%	12/20/2014	1,200	119	(92)	27	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	985	(26)	11	0	(15)
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	1,061	0	18	18	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	591	(16)	6	0	(10)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	2,218	0	37	37	0

					$25	$2	$82	$(55)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	2,000	$2	$(52)	$0	$(50)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(11)	0	(11)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	26,000	3	34	37	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		300	0	(2)	0	(2)
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	(1)	0	(1)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		72,800	36	113	149	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		4,700	(3)	3	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		94,000	(57)	190	133	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		5,900	(4)	3	0	(1)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		4,600	(1)	4	3	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		200	0	(1)	0	(1)
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	3,000	11	(87)	0	(76)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(11)	0	(11)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	200	0	(1)	0	(1)
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	2,400	0	(63)	0	(63)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,100	0	(13)	0	(13)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	65,000	(18)	110	92	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		10,500	(7)	5	0	(2)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		14,900	(3)	12	9	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	(1)	(1)	0	(2)
HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		250,100	95	417	512	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		14,000	(9)	10	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		43,000	(18)	79	61	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		65,800	(53)	(29)	0	(82)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		5,000	0	3	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		13,200	(25)	(50)	0	(75)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		300	0	(1)	0	(1)
JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		4,700	(2)	1	0	(1)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,300	0	1	1	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		600	(2)	0	0	(2)
MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	3,000	10	(86)	0	(76)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		100	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	12,400	2	23	25	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		54,000	(26)	102	76	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		7,200	(4)	3	0	(1)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		13,100	(3)	11	8	0
	Pay	28-Day MXN-TIIE	6.350%	06/02/2021		11,300	3	(1)	2	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		24,700	(60)	(80)	0	(140)
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,000	1	(28)	0	(27)

							$(133)	$604	$1,112	$(641)

Total Swap Agreements							$(1,859)	$2,767	$2,029	$(1,121)

(j)	Securities with an aggregate market value of $10,318 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,516	$0	$4,516
Corporate Bonds & Notes
Banking & Finance	0	411,385	3,122	414,507
Industrials	0	60,520	502	61,022
Utilities	0	24,786	0	24,786
Municipal Bonds & Notes
California	0	40,165	0	40,165
Florida	0	2,072	0	2,072
Georgia	0	1,046	0	1,046
Illinois	0	7,511	0	7,511
Nebraska	0	2,220	0	2,220
Nevada	0	3,172	0	3,172
New York	0	59,793	0	59,793
Texas	0	3,710	0	3,710
U.S. Government Agencies	0	1,232,017	0	1,232,017
U.S. Treasury Obligations	0	1,352,306	0	1,352,306
Mortgage-Backed Securities	0	176,238	0	176,238
Asset-Backed Securities	0	44,173	0	44,173
Sovereign Issues	0	250,892	0	250,892
Preferred Securities
Banking & Finance	0	10,600	7,541	18,141
Industrials	0	152	0	152
Short-Term Instruments
Certificates of Deposit	0	20,397	0	20,397
Commercial Paper	0	17,670	0	17,670
Repurchase Agreements	0	5,096	0	5,096
Italy Treasury Bills	0	72,339	0	72,339
Mexico Treasury Bills	0	8	0	8
U.S. Treasury Bills	0	6,208	0	6,208
	$0	$3,808,992	$11,165	$3,820,157

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$123,679	$0	$0	$123,679

Total Investments	$123,679	$3,808,992	$11,165	$3,943,836

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	24	2,568	0	2,592
Over the counter	0	3,657	0	3,657
	$24	$6,225	$0	$6,249

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,230)	(661)	0	(1,891)
Over the counter	0	(11,391)	(32)	(11,423)

	$(1,230)	$(12,052)	$(32)	$(13,314)

Totals	$122,473	$3,803,165	$11,133	$3,936,771

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$23,505	$0	$(19,183)	$(12)	$(670)	$(518)	$0	$0	$3,122	$5
Industrials	1,004	0	(494)	1	4	(13)	0	0	502	8
Mortgage-Backed Securities	2,001	0	0	0	0	(50)	0	(1,951)	0	0
Preferred Securities
Banking & Finance	7,738	0	0	0	0	(197)	0	0	7,541	(197)

	$34,248	$0	$(19,677)	$(11)	$(666)	$(778)	$0	$(1,951)	$11,165	$(184)

Financial Derivative Instruments – Liabilities
Over the counter	$(55)	$0	$0	$0	$0	$23	$0	$0	$(32)	$23

Totals	$34,193	$0	$(19,677)	$(11)	$(666)	$(755)	$0	$(1,951)	$11,133	$(161)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$3,122	Benchmark Pricing	Base Price	100.75
Industrials	502	Third Party Vendor	Broker Quote	105.06
Preferred Securities
Banking & Finance	7,541	Benchmark Pricing	Base Price	$7,081.90

Financial Derivative Instruments - Liabilities
Over the counter	(32)	Indicative Market Quotation	Broker Quote	0.08 - 0.11

Total	$11,133

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.6%
CORPORATE BONDS & NOTES 14.8%
BANKING & FINANCE 11.1%
American International Group, Inc.
6.765% due 11/15/2017	GBP	2,300	$4,408
8.175% due 05/15/2068		$3,300	4,010
Banco de Credito e Inversiones
3.000% due 09/13/2017		500	502
Bank of America Corp.
1.006% due 05/23/2017	EUR	2,600	3,478
4.500% due 04/01/2015		$300	314
6.500% due 08/01/2016		2,300	2,598
Bank of America N.A.
0.523% due 06/15/2016		6,300	6,247
Bank of Montreal
1.950% due 01/30/2018		1,500	1,539
Bankia S.A.
3.500% due 12/14/2015	EUR	2,300	3,261
Barclays Bank PLC
10.179% due 06/12/2021		$7,900	10,485
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,000	1,085
Caixa Economica Federal
2.375% due 11/06/2017		500	466
Cantor Fitzgerald LP
7.875% due 10/15/2019		650	686
Citigroup, Inc.
2.250% due 08/07/2015		3,900	3,983
3.953% due 06/15/2016		400	426
4.450% due 01/10/2017		300	325
4.587% due 12/15/2015		4,500	4,811
4.750% due 05/19/2015		6	6
5.000% due 09/15/2014		700	720
5.500% due 10/15/2014		400	415
Ford Motor Credit Co. LLC
0.992% due 01/17/2017		5,900	5,927
2.750% due 05/15/2015		1,500	1,539
8.000% due 06/01/2014		1,700	1,752
General Electric Capital Corp.
3.800% due 06/18/2019		600	629
Goldman Sachs Group, Inc.
1.238% due 02/07/2014		5,000	5,004
HBOS PLC
0.942% due 09/06/2017		4,300	4,157
ICICI Bank Ltd.
5.750% due 11/16/2020		2,300	2,375
International Lease Finance Corp.
6.750% due 09/01/2016		2,600	2,912
JPMorgan Chase & Co.
3.400% due 06/24/2015		9,700	10,077
Korea Development Bank
3.500% due 08/22/2017		300	313
4.375% due 08/10/2015		5,000	5,271
Korea Exchange Bank
3.125% due 06/26/2017		1,200	1,232
Merrill Lynch & Co., Inc.
1.003% due 09/15/2026		400	345
6.875% due 04/25/2018		3,600	4,259
Morgan Stanley
0.724% due 10/15/2015		8,100	8,086
5.375% due 10/15/2015		3,000	3,228
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		800	855
SLM Corp.
5.140% due 06/15/2016		10,000	10,411
6.250% due 01/25/2016		900	975
SSIF Nevada LP
0.944% due 04/14/2014		3,500	3,506
Toyota Motor Credit Corp.
0.528% due 05/17/2016		2,900	2,910
Union Bank N.A.
0.996% due 09/26/2016		1,900	1,918
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		2,000	2,148

Wells Fargo & Co.
7.980% due 03/15/2018 (d)	3,500	3,920

		133,514

INDUSTRIALS 2.8%
AbbVie, Inc.
1.200% due 11/06/2015	5,900	5,963
Con-way, Inc.
7.250% due 01/15/2018	200	230
General Mills, Inc.
0.537% due 01/29/2016	4,600	4,606
Johnson & Johnson
0.311% due 11/28/2016	8,700	8,711
NBCUniversal Media LLC
2.100% due 04/01/2014	2,300	2,310
President and Fellows of Harvard College
6.500% due 01/15/2039	1,200	1,528
SABMiller Holdings, Inc.
1.850% due 01/15/2015	3,900	3,948
Statoil ASA
0.699% due 11/08/2018	6,400	6,438

		33,734

UTILITIES 0.9%
BP Capital Markets PLC
3.125% due 10/01/2015	5,700	5,958
Petroleos Mexicanos
8.000% due 05/03/2019	200	243
Qtel International Finance Ltd.
5.000% due 10/19/2025	1,200	1,197
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	710	765
Rosneft Finance S.A.
6.625% due 03/20/2017	500	555
Verizon Communications, Inc.
1.993% due 09/14/2018	400	421
2.500% due 09/15/2016	600	621
3.650% due 09/14/2018	1,500	1,589

		11,349

Total Corporate Bonds & Notes (Cost $170,715)		178,597

MUNICIPAL BONDS & NOTES 4.9%
CALIFORNIA 2.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	3,300	4,010
6.918% due 04/01/2040	4,300	5,151
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	3,500	4,469
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	2,700	3,244
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	100	102
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	4,500	5,269
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,125
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,300	2,875
University of California Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	2,800	3,157

		29,402

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	700	751

NEW YORK 1.0%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2026	1,100	1,212
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,000	2,283
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	600	647
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	2,000	2,166

Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	6,088

		12,396

TEXAS 1.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	6,900	7,810
Fort Bend Grand Parkway Toll Road Authority, Texas Revenue Bonds, Series 2012
5.000% due 03/01/2023	1,575	1,805
Fort Bend Grand Parkway Toll Road Authority, Texas Revenue Notes, Series 2012
5.000% due 03/01/2022	1,000	1,153
University of Texas System Revenue Bonds, (BABs), Series 2010
4.794% due 08/15/2046	5,150	5,128

		15,896

VIRGINIA 0.1%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	562
5.000% due 05/15/2024	595	662

		1,224

Total Municipal Bonds & Notes (Cost $61,256)		59,669

U.S. GOVERNMENT AGENCIES 33.3%
Fannie Mae
0.715% due 06/25/2041	14	14
0.875% due 10/26/2017 - 05/21/2018	15,000	14,740
1.875% due 09/18/2018	400	403
2.310% due 08/01/2022	100	94
2.870% due 09/01/2027	100	87
2.935% due 11/01/2021	11,335	11,270
3.000% due 01/01/2029	3,000	3,063
3.500% due 10/25/2041 - 05/01/2043	23,382	21,673
3.985% due 02/25/2033	6,409	4,881
4.000% due 05/01/2039 - 02/01/2044	212,738	218,934
4.500% due 07/01/2029 - 02/01/2044	86,732	91,923
5.000% due 05/11/2017 - 05/01/2041	5,159	5,639
5.375% due 06/12/2017	100	114
5.500% due 11/01/2032 - 01/01/2044	9,444	10,390
Freddie Mac
0.750% due 01/12/2018	4,900	4,772
0.875% due 03/07/2018	1,700	1,652
1.000% due 06/29/2017 - 09/29/2017	2,100	2,088
1.250% due 08/01/2019 - 10/02/2019	1,900	1,803
3.750% due 03/27/2019	300	327
5.000% due 03/01/2024 - 12/01/2038	3,913	4,227
5.500% due 04/01/2038	1,055	1,152
Ginnie Mae
0.000% due 11/20/2039 (a)	3,500	2,303
5.000% due 05/15/2038 - 01/01/2044	1,011	1,096

Total U.S. Government Agencies (Cost $407,489)		402,645

U.S. TREASURY OBLIGATIONS 35.9%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	5,383	5,155
0.375% due 07/15/2023	1,204	1,161
1.250% due 04/15/2014	11,587	11,669
1.250% due 07/15/2020	3,534	3,782
1.750% due 01/15/2028	21,694	23,218
2.000% due 01/15/2014 (h)	2,781	2,780
2.000% due 07/15/2014	7,434	7,603
2.000% due 01/15/2026	1,883	2,086
2.375% due 01/15/2025	6,814	7,834
2.375% due 01/15/2027	11,002	12,673
2.500% due 01/15/2029	5,656	6,641
U.S. Treasury Notes
0.250% due 12/31/2015	500	499
0.375% due 01/15/2016	3,500	3,499
0.500% due 12/15/2016	44,800	44,616
0.500% due 07/31/2017	3,800	3,720
0.625% due 07/15/2016	1,600	1,602
0.625% due 10/15/2016	10,100	10,081
0.625% due 11/15/2016	41,200	41,074
0.625% due 05/31/2017 (j)	7,576	7,478
0.625% due 08/31/2017	1,800	1,766
0.750% due 02/28/2018 (h)(j)	39,300	38,255
0.750% due 03/31/2018	5,300	5,148
0.875% due 09/15/2016	6,800	6,841
0.875% due 12/31/2016	3,600	3,608
0.875% due 01/31/2017	39,700	39,743
0.875% due 02/28/2017	8,000	7,999

0.875% due 04/30/2017		9,700	9,671
1.000% due 08/31/2016		700	707
1.000% due 03/31/2017		57,500	57,633
1.250% due 10/31/2018		7,400	7,251
1.250% due 11/30/2018		43,800	42,840
1.500% due 07/31/2016		1,500	1,534
1.500% due 08/31/2018		1,400	1,392
1.500% due 12/31/2018		9,900	9,784
1.750% due 05/31/2016		400	412
3.000% due 02/28/2017		300	320
3.125% due 01/31/2017		200	214
3.250% due 03/31/2017		900	967

Total U.S. Treasury Obligations (Cost $441,757)			433,256

MORTGAGE-BACKED SECURITIES 4.3%
Adjustable Rate Mortgage Trust
0.415% due 10/25/2035		5,678	5,118
Banc of America Funding Corp.
2.632% due 05/25/2035		44	45
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		287	288
2.363% due 02/25/2033		3	3
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040		2,400	2,548
Chase Mortgage Finance Trust
2.760% due 02/25/2037		132	126
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.218% due 07/15/2044		2,400	2,546
Countrywide Home Loan Mortgage Pass-Through Trust
2.645% due 11/19/2033		611	600
Credit Suisse First Boston Mortgage Securities Corp.
2.476% due 09/25/2033		18	18
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		6,542	5,971
Granite Master Issuer PLC
0.445% due 12/20/2054	EUR	1,108	1,514
0.465% due 12/20/2054		1,448	1,979
0.729% due 12/20/2054	GBP	3,375	5,537
0.809% due 12/20/2054		1,546	2,539
Granite Mortgages PLC
0.844% due 03/20/2044		743	1,224
0.844% due 06/20/2044		603	990
GSR Mortgage Loan Trust
2.648% due 09/25/2035		$257	255
HomeBanc Mortgage Trust
0.415% due 03/25/2035		2,021	1,694
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		1,184	1,294
Leek Finance Ltd.
0.466% due 12/21/2038		1,044	1,065
0.506% due 09/21/2038		313	322
0.807% due 12/21/2037	GBP	209	356
Merrill Lynch Mortgage Investors Trust
0.415% due 11/25/2035		$1,424	1,356
Morgan Stanley Capital Trust
5.207% due 11/14/2042		2,300	2,421
Prime Mortgage Trust
5.000% due 02/25/2019		4	4
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.543% due 07/25/2034		4,694	4,704
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		574	631
WaMu Mortgage Pass-Through Certificates
2.463% due 09/25/2046		348	333
Wells Fargo Mortgage-Backed Securities Trust
2.634% due 06/25/2035		6,630	6,761

Total Mortgage-Backed Securities (Cost $50,027)			52,242

ASSET-BACKED SECURITIES 1.4%
Countrywide Asset-Backed Certificates
0.265% due 05/25/2047		198	195
0.345% due 06/25/2036		97	93
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		46	46
First Franklin Mortgage Loan Trust
0.990% due 01/25/2035		3,671	3,311
HSBC Home Equity Loan Trust
0.317% due 03/20/2036		42	41
Option One Mortgage Loan Trust Asset-Backed Certificates
0.605% due 11/25/2035		2,494	2,233
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.665% due 07/25/2035		2,940	2,789

Residential Asset Securities Corp. Trust
0.435% due 04/25/2036		4,300	4,010
SLM Student Loan Trust
0.738% due 10/25/2017		2,385	2,387
1.217% due 06/15/2023		1,248	1,254
SMS Student Loan Trust
0.428% due 10/28/2028		27	27
0.438% due 04/28/2029		17	17

Total Asset-Backed Securities (Cost $16,287)			16,403

SOVEREIGN ISSUES 6.6%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		300	304
Italy Buoni Poliennali Del Tesoro
3.000% due 11/01/2015	EUR	300	426
3.750% due 08/01/2015		4,000	5,720
4.500% due 07/15/2015		6,200	8,960
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	16,192	1,270
4.500% due 11/22/2035 (c)		10,120	855
5.000% due 06/16/2016 (c)		5,617	475
Province of Ontario
1.100% due 10/25/2017		$600	593
1.600% due 09/21/2016		10,100	10,300
1.650% due 09/27/2019		600	576
3.000% due 07/16/2018		200	210
3.150% due 06/02/2022	CAD	2,200	2,039
4.000% due 10/07/2019		$900	975
4.400% due 04/14/2020		1,600	1,756
Province of Quebec
3.500% due 12/01/2022	CAD	2,600	2,448
Spain Government International Bond
2.750% due 03/31/2015	EUR	1,300	1,824
3.150% due 01/31/2016		1,600	2,272
3.750% due 10/31/2015		4,600	6,598
4.000% due 07/30/2015		22,800	32,563

Total Sovereign Issues (Cost $79,681)			80,164

SHORT-TERM INSTRUMENTS 6.4%
CERTIFICATES OF DEPOSIT 1.5%
Banco do Brasil S.A.
0.000% due 03/27/2014		$8,100	8,089
Credit Suisse AG
0.651% due 12/07/2015		4,300	4,300
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		5,300	5,241

			17,630

COMMERCIAL PAPER 1.1%
British Telecommunications PLC
0.800% due 03/10/2014		7,800	7,796
DCP Midstream LLC
1.100% due 01/29/2014		1,600	1,599
Ford Motor Credit Co.
0.840% due 06/02/2014		300	299
0.850% due 06/16/2014		300	299
0.880% due 07/14/2014		600	598
0.900% due 07/01/2014		300	299
0.900% due 08/05/2014		500	498
Vodafone Group PLC
0.700% due 02/10/2014		2,200	2,199

			13,587

REPURCHASE AGREEMENTS (e) 1.2%			14,938

ITALY TREASURY BILLS 1.9%
0.878% due 09/12/2014 - 10/14/2014 (b)	EUR	16,600	22,699

MEXICO TREASURY BILLS 0.3%
3.559% due 02/06/2014 - 02/27/2014 (b)	MXN	48,100	3,664

SPAIN TREASURY BILLS 0.3%
0.485% due 06/20/2014	EUR	2,400	3,290

U.S. TREASURY BILLS 0.1%
0.129% due 09/18/2014 - 12/11/2014 (b)(f)		$1,611	1,609

Total Short-Term Instruments (Cost $77,195)		77,417

Total Investments in Securities (Cost $1,304,407)		1,300,393

	SHARES
INVESTMENTS IN AFFILIATES 13.1%
SHORT-TERM INSTRUMENTS 13.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.1%
PIMCO Short-Term Floating NAV Portfolio	133	1
PIMCO Short-Term Floating NAV Portfolio III	15,796,264	157,789

Total Short-Term Instruments (Cost $157,888)		157,790

Total Investments in Affiliates (Cost $157,888)		157,790

Total Investments 120.7% (Cost $1,462,295)		$1,458,183
Financial Derivative Instruments (g)(i) (0.1%) (Cost or Premiums, net $53)		(780)
Other Assets and Liabilities, net (20.6%)		(249,109)

Net Assets 100.0%		$1,208,294

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.010%	12/31/2013	01/02/2014	$12,900	U.S. Treasury Notes 1.500% due 12/31/2018	$(13,135)	$12,900	$12,900
SSB	0.000%	12/31/2013	01/02/2014	2,038	Freddie Mac 2.080% due 10/17/2022	(2,082)	2,038	2,038

Total Repurchase Agreements						$(15,217)	$14,938	$14,938

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	(0.240%)	12/31/2013	01/02/2014	$(12,974)	$(12,974)

Total Sale-Buyback Transactions					$(12,974)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $16,115 at a weighted average interest rate of (0.122%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.000%	01/01/2044	$5,000	$(5,426)	$(5,431)

Total Short Sales				$(5,426)	$(5,431)

(f)	Securities with an aggregate market value of $14,570 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	33	$(7)	$2	$(3)
3-Month Euribor June Futures	Long	06/2015	33	(14)	2	(5)
3-Month Euribor March Futures	Long	03/2015	33	(10)	2	(4)
3-Month Euribor September Futures	Long	09/2015	33	(17)	2	(5)
90-Day Eurodollar December Futures	Long	12/2015	2,262	(318)	0	(113)
90-Day Eurodollar December Futures	Long	12/2016	41	(1)	0	(3)
90-Day Eurodollar June Futures	Long	06/2015	456	(104)	0	(17)
90-Day Eurodollar June Futures	Long	06/2016	146	(45)	0	(7)
90-Day Eurodollar June Futures	Long	06/2017	16	14	0	(1)
90-Day Eurodollar March Futures	Long	03/2015	27	2	0	(1)
90-Day Eurodollar March Futures	Long	03/2016	844	(408)	0	(42)
90-Day Eurodollar March Futures	Long	03/2017	10	11	0	(1)
90-Day Eurodollar September Futures	Long	09/2015	938	59	0	(47)
90-Day Eurodollar September Futures	Long	09/2016	749	37	0	(47)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	83	(115)	0	(8)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	104	(259)	0	(18)

Total Futures Contracts				$(1,175)	$8	$(322)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$2,000	$37	$17	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$52,500	$348	$(67)	$0	$(14)
Pay	3-Month USD-LIBOR	1.500%	12/16/2016	108,800	(114)	(192)	0	(34)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	138,500	676	(603)	0	(91)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	52,200	11,359	8,228	598	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	22,400	1,778	510	286	0

					$14,047	$7,876	$884	$(139)

Total Swap Agreements					$14,084	$7,893	$885	$(139)

(h)	Securities with an aggregate market value of $2,261 and cash of $6,661 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	42,819		$57,956	$0	$(950)
	03/2014		798		1,060	0	(36)
BPS	02/2014	JPY	266,600		2,588	56	0
	02/2014	MXN	25,973		1,976	0	(4)
	03/2014	EUR	3,492		4,603	0	(202)
	03/2014	MXN	31,954		2,438	3	0
BRC	02/2014	EUR	180		248	0	0
	03/2014	GBP	9,543		15,614	0	(181)
CBK	01/2014		$60,215	EUR	43,807	84	(34)
	02/2014	EUR	42,623		$58,639	33	(30)
	02/2014	MXN	21,708		1,652	0	(4)
	03/2014	CAD	4,887		4,605	13	0
DUB	01/2014	BRL	8,291		3,662	148	0
	01/2014	EUR	95		131	0	0
	01/2014		$3,539	BRL	8,291	0	(25)
	02/2014	JPY	384,600		$3,702	49	0
FBF	01/2014	BRL	8,185		3,494	25	0
	01/2014	JPY	94,414		900	3	0
	01/2014		$3,483	BRL	8,185	0	(13)
GLM	02/2014	EUR	1,793		$2,400	0	(65)
	03/2014		3,781		5,051	0	(151)
HUS	02/2014	JPY	220,024		2,216	126	0
JPM	01/2014	EUR	133		183	0	0
	02/2014		8,859		12,115	1	(73)
	02/2014	JPY	123,700		1,204	29	0
RYL	03/2014	EUR	8,064		10,782	0	(311)
UAG	01/2014		760		1,034	0	(12)

Total Forward Foreign Currency Contracts						$570	$(2,091)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Citigroup, Inc.	1.000%	09/20/2016	0.389%	$1,000	$12	$5	$17	$0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%	100	0	1	1	0
BRC	China Government International Bond	1.000%	09/20/2016	0.363%	2,900	42	9	51	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.382%	700	8	4	12	0
	Indonesia Government International Bond	1.000%	09/20/2017	1.729%	600	(22)	7	0	(15)
CBK	Indonesia Government International Bond	1.000%	09/20/2017	1.729%	400	(14)	3	0	(11)
	Mexico Government International Bond	1.000%	03/20/2016	0.359%	500	(9)	16	7	0
DUB	Bank of America Corp.	1.000%	09/20/2014	0.217%	800	(16)	21	5	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.362%	400	6	1	7	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.395%	700	9	3	12	0
FBF	Indonesia Government International Bond	1.000%	09/20/2017	1.729%	400	(14)	4	0	(10)
GST	Japan Government International Bond	1.000%	12/20/2015	0.132%	1,700	(16)	46	30	0
HUS	China Government International Bond	1.000%	09/20/2016	0.363%	10,000	143	34	177	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%	100	1	0	1	0
UAG	Japan Government International Bond	1.000%	12/20/2015	0.132%	2,600	1	45	46	0

						$131	$199	$366	$(36)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	14,000	$(10)	$30	$20	$0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		1,000	(1)	0	0	(1)
HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,000	0	2	2	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		26,000	(41)	16	0	(25)
JPM	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		17,000	(26)	9	0	(17)

							$(78)	$57	$22	$(43)

Total Swap Agreements							$53	$256	$388	$(79)

(j)	Securities with an aggregate market value of $1,723 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$133,514	$0	$133,514
Industrials	0	33,734	0	33,734
Utilities	0	11,349	0	11,349
Municipal Bonds & Notes
California	0	29,402	0	29,402
Mississippi	0	751	0	751
New York	0	12,396	0	12,396
Texas	0	15,896	0	15,896
Virginia	0	1,224	0	1,224
U.S. Government Agencies	0	402,645	0	402,645
U.S. Treasury Obligations	0	433,256	0	433,256
Mortgage-Backed Securities	0	52,242	0	52,242
Asset-Backed Securities	0	16,403	0	16,403
Sovereign Issues	0	80,164	0	80,164
Short-Term Instruments
Certificates of Deposit	0	17,630	0	17,630
Commercial Paper	0	13,587	0	13,587
Repurchase Agreements	0	14,938	0	14,938
Italy Treasury Bills	0	22,699	0	22,699
Mexico Treasury Bills	0	3,664	0	3,664
Spain Treasury Bills	0	3,290	0	3,290
U.S. Treasury Bills	0	1,609	0	1,609
	$0	$1,300,393	$0	$1,300,393

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	157,790	0	0	157,790

Total Investments	$157,790	$1,300,393	$0	$1,458,183

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,431)	$0	$(5,431)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	885	0	893
Over the counter	0	958	0	958
	$8	$1,843	$0	$1,851

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(322)	(139)	0	(461)
Over the counter	0	(2,170)	0	(2,170)
	$(322)	$(2,309)	$0	$(2,631)
Totals	$157,476	$1,294,496	$0	$1,451,972

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$3,922	$0	$(3,900)	$(12)	$0	$(10)	$0	$0	$0	$0

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO TRENDS Managed Futures Strategy Fund

December 31, 2013 (Unaudited)

(AMOUNTS IN THOUSANDS)

Other Assets and Liabilities, net 100.0%	$3,077

Net Assets 100.0%	$3,077

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.0%
BANK LOAN OBLIGATIONS 0.5%
AES Corporation
3.750% due 06/01/2018	$15,333	$15,462
Biomet, Inc.
3.665% - 3.746% due 07/25/2017	9,751	9,841
Del Monte Foods Co.
4.000% due 03/08/2018	14,650	14,709
Dell, Inc.
3.750% due 10/29/2018	12,600	12,643
4.500% due 04/29/2020	34,600	34,730
FMG Resources Pty. Ltd.
4.250% due 06/30/2019	22,516	22,858
Phillips-Van Heusen Corp.
3.250% due 02/13/2020	3,235	3,255
Springleaf Financial Funding Co.
4.750% due 09/30/2019	20,850	21,137
WaveDivision Holdings LLC
4.000% due 10/15/2019	2,970	2,982

Total Bank Loan Obligations (Cost $135,784)		137,617

CORPORATE BONDS & NOTES 11.4%
BANKING & FINANCE 8.6%
Abbey National Treasury Services PLC
1.818% due 04/25/2014	2,300	2,310
3.875% due 11/10/2014	3,200	3,288
4.000% due 04/27/2016	71,200	75,637
ABN AMRO Bank NV
2.006% due 01/30/2014	20,900	20,927
AGFC Capital Trust
6.000% due 01/15/2067	6,600	5,577
Ally Financial, Inc.
2.750% due 01/30/2017	16,300	16,402
3.500% due 07/18/2016	14,000	14,480
3.645% due 06/20/2014	70,200	71,419
4.500% due 02/11/2014	500	503
6.750% due 12/01/2014	2,000	2,100
American Express Co.
7.000% due 03/19/2018	5,400	6,455
7.250% due 05/20/2014	1,000	1,026
American International Group, Inc.
4.250% due 09/15/2014	29,000	29,735
5.450% due 05/18/2017	1,800	2,013
5.600% due 10/18/2016	1,500	1,673
8.250% due 08/15/2018	16,230	20,333
Aviation Loan Trust
2.356% due 12/15/2022	9,850	9,157
Banco Bradesco S.A.
2.338% due 05/16/2014	49,700	49,751
Banco Santander Chile
1.842% due 01/19/2016	25,000	24,888
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022	235	222
Bank of America Corp.
0.503% due 10/14/2016	1,700	1,683
2.000% due 01/11/2018	2,200	2,197
4.500% due 04/01/2015	5,700	5,965
5.650% due 05/01/2018	63,100	71,862
5.750% due 12/01/2017	14,275	16,254
6.000% due 09/01/2017	1,610	1,839
6.500% due 08/01/2016	2,000	2,259
7.375% due 05/15/2014	19,100	19,577
Banque PSA Finance S.A.
2.146% due 04/04/2014	51,600	51,582
Barclays Bank PLC
1.284% due 01/13/2014	55,300	55,316
2.375% due 01/13/2014	76,300	76,342
7.700% due 04/25/2018 (d)	1,919	2,104
10.179% due 06/12/2021	7,380	9,795
Bear Stearns Cos. LLC
5.700% due 11/15/2014	700	731
6.400% due 10/02/2017	26,200	30,421
7.250% due 02/01/2018	52,900	63,372
Berkshire Hathaway, Inc.
3.200% due 02/11/2015	550	567

Cantor Fitzgerald LP
7.875% due 10/15/2019		10,900	11,500
CIT Group, Inc.
4.750% due 02/15/2015		13,950	14,491
5.250% due 04/01/2014		26,500	26,831
CitiFinancial, Inc.
6.625% due 06/01/2015		100	106
Citigroup, Inc.
0.921% due 11/15/2016		1,300	1,303
1.198% due 07/25/2016		56,100	56,719
3.953% due 06/15/2016		200	213
4.587% due 12/15/2015		2,600	2,780
6.000% due 08/15/2017		1,720	1,961
6.125% due 05/15/2018		6,640	7,688
Cloverie PLC for Zurich Insurance Co. Ltd.
12.000% due 07/15/2014 (d)	EUR	1,200	1,771
Credit Agricole Home Loan SFH
0.992% due 07/21/2014		$22,800	22,872
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		14,548	14,766
Export-Import Bank of Korea
1.094% due 09/17/2016		3,900	3,916
4.000% due 01/29/2021		22,500	23,161
Ford Motor Credit Co. LLC
0.992% due 01/17/2017		3,600	3,617
1.338% due 08/28/2014		9,700	9,747
3.875% due 01/15/2015		14,950	15,430
3.984% due 06/15/2016		10,800	11,491
4.207% due 04/15/2016		18,290	19,498
5.625% due 09/15/2015		600	647
6.625% due 08/15/2017		14,500	16,805
7.000% due 04/15/2015		1,158	1,248
8.000% due 06/01/2014		15,350	15,820
8.000% due 12/15/2016		2,600	3,079
8.700% due 10/01/2014		4,215	4,468
General Electric Capital Corp.
3.750% due 11/14/2014		1,600	1,648
Goldman Sachs Group, Inc.
0.518% due 11/15/2014	EUR	100	138
0.641% due 07/22/2015		$300	299
0.696% due 03/22/2016		850	848
4.500% due 05/09/2016	EUR	1,100	1,626
4.750% due 01/28/2014		30	41
5.750% due 10/01/2016		$200	223
HBOS PLC
5.374% due 06/30/2021	EUR	8,700	12,496
HSBC Bank USA N.A.
4.875% due 08/24/2020		$2,000	2,159
6.000% due 08/09/2017		18,800	21,174
HSBC Finance Capital Trust
5.911% due 11/30/2035		500	518
HSBC Finance Corp.
0.494% due 01/15/2014		1,800	1,800
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	100	184
HSBC USA Capital Trust
7.808% due 12/15/2026		$1,000	1,016
HSBC USA, Inc.
2.375% due 02/13/2015		6,800	6,940
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		1,400	1,490
International Lease Finance Corp.
4.875% due 04/01/2015		5,700	5,921
5.750% due 05/15/2016		500	537
6.500% due 09/01/2014		87,650	90,937
6.750% due 09/01/2016		70,400	78,848
7.125% due 09/01/2018		3,500	4,069
Intesa Sanpaolo SpA
2.638% due 02/24/2014		2,100	2,106
6.500% due 02/24/2021		46,000	50,382
IPIC GMTN Ltd.
3.125% due 11/15/2015		6,100	6,336
JPMorgan Chase & Co.
3.450% due 03/01/2016		24,300	25,499
6.300% due 04/23/2019		1,300	1,535
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	3,167
6.000% due 10/01/2017		$22,000	25,182
Korea Development Bank
1.500% due 01/22/2018		22,500	21,620
3.000% due 09/14/2022		8,500	7,994
LBG Capital PLC
7.588% due 05/12/2020	GBP	11,000	19,409
7.867% due 12/17/2019		850	1,499
7.875% due 11/01/2020		$560	608
8.500% due 12/17/2021 (d)		3,600	3,855

9.334% due 02/07/2020	GBP	2,200	3,980
15.000% due 12/21/2019	EUR	1,100	2,277
Lloyds Bank PLC
4.385% due 05/12/2017 (d)		600	740
12.000% due 12/16/2024 (d)		$58,100	78,941
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		174	188
Merrill Lynch & Co., Inc.
0.517% due 08/25/2014	EUR	1,300	1,789
0.530% due 05/30/2014		300	413
5.000% due 02/03/2014		$5,000	5,018
5.000% due 01/15/2015		18,186	18,953
5.450% due 07/15/2014		4,500	4,617
6.400% due 08/28/2017		7,150	8,247
6.875% due 04/25/2018		27,629	32,684
6.875% due 11/15/2018		300	357
MetLife Institutional Funding
1.146% due 04/04/2014		17,500	17,539
Morgan Stanley
0.543% due 01/09/2014		2,000	2,000
2.875% due 07/28/2014		13,900	14,082
5.550% due 04/27/2017		940	1,049
5.750% due 10/18/2016		500	558
5.950% due 12/28/2017		500	572
6.000% due 04/28/2015		5,900	6,286
6.250% due 08/28/2017		20,100	23,009
6.625% due 04/01/2018		3,500	4,097
7.300% due 05/13/2019		1,700	2,066
Murray Street Investment Trust
4.647% due 03/09/2017		26,100	28,118
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		5,000	5,545
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		600	668
Petrobras Global Finance BV
3.000% due 01/15/2019		320	300
5.375% due 10/01/2029	GBP	9,100	13,863
Prudential Covered Trust
2.997% due 09/30/2015		$61,115	63,035
Qatari Diar Finance Co.
5.000% due 07/21/2020		52,500	57,750
QBE Capital Funding Ltd.
7.250% due 05/24/2041		32,700	33,868
Rabobank Capital Funding Trust
5.254% due 10/21/2016 (d)		4,600	4,819
Rabobank Group
8.375% due 07/26/2016 (d)		2,000	2,175
8.400% due 06/29/2017 (d)		2,000	2,197
11.000% due 06/30/2019 (d)		300	398
RBS Capital Trust
2.112% due 03/31/2014 (d)		900	851
2.393% due 03/30/2014 (d)	EUR	1,150	1,441
5.512% due 09/30/2014 (d)		$2,000	1,960
RCI Banque S.A.
2.116% due 04/11/2014		21,500	21,567
4.600% due 04/12/2016		14,400	15,269
Royal Bank of Scotland Group PLC
6.125% due 12/15/2022		180	184
6.400% due 10/21/2019		42,650	49,179
6.666% due 10/05/2017 (d)	CAD	5,200	4,905
6.990% due 10/05/2017 (d)		$20,945	22,516
7.387% due 12/29/2049 (d)	GBP	939	1,166
7.648% due 09/30/2031 (d)		$2,125	2,242
Royal Bank of Scotland NV
0.942% due 03/09/2015		4,500	4,451
Royal Bank of Scotland PLC
4.375% due 03/16/2016		11,500	12,278
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		5,000	5,163
SLM Corp.
0.538% due 01/27/2014		22,600	22,573
3.875% due 09/10/2015		200	208
5.000% due 04/15/2015		3,500	3,671
5.050% due 11/14/2014		4,876	5,047
6.000% due 01/25/2017		7,500	8,147
6.250% due 01/25/2016		25,400	27,527
8.450% due 06/15/2018		8,430	9,853
Springleaf Finance Corp.
5.400% due 12/01/2015		4,468	4,658
5.750% due 09/15/2016		900	956
SSIF Nevada LP
0.944% due 04/14/2014		800	801
Standard Chartered PLC
3.950% due 01/11/2023		13,835	12,837
Stone Street Trust
5.902% due 12/15/2015		29,800	31,954

Svensk Exportkredit AB
1.750% due 10/20/2015	3,350	3,426
UBS AG
2.250% due 01/28/2014	250	250
7.625% due 08/17/2022	49,700	56,939
Union Bank N.A.
2.625% due 09/26/2018	19,600	19,964
Waha Aerospace BV
3.925% due 07/28/2020	35,770	37,693
Weyerhaeuser Co.
7.375% due 10/01/2019	20,336	24,671

		2,320,339

INDUSTRIALS 2.0%
Altria Group, Inc.
4.125% due 09/11/2015	6,600	6,967
9.700% due 11/10/2018	468	615
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	31,875	29,461
Arcelik A/S
5.000% due 04/03/2023	2,800	2,430
Aviation Capital Group Corp.
3.875% due 09/27/2016	30,700	31,728
Avnet, Inc.
6.625% due 09/15/2016	1,450	1,626
CBS Corp.
8.875% due 05/15/2019	5,000	6,396
Centex Corp.
6.500% due 05/01/2016	4,500	4,989
Con-way, Inc.
7.250% due 01/15/2018	2,500	2,876
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022	474	511
CSX Corp.
6.250% due 03/15/2018	600	694
D.R. Horton, Inc.
5.625% due 01/15/2016	2,500	2,684
6.500% due 04/15/2016	4,330	4,752
Daimler Finance North America LLC
0.857% due 03/28/2014	37,400	37,454
Dell, Inc.
0.847% due 04/01/2014	1,554	1,548
Deluxe Corp.
5.125% due 10/01/2014	6,900	7,081
Deutsche Telekom International Finance BV
5.750% due 03/23/2016	920	1,011
DISH DBS Corp.
7.125% due 02/01/2016	10,100	11,211
7.750% due 05/31/2015	200	218
Flextronics International Ltd.
4.625% due 02/15/2020	6,500	6,370
5.000% due 02/15/2023	17,600	16,588
Fresnillo PLC
5.500% due 11/13/2023	10,200	9,945
Harvest Operations Corp.
2.125% due 05/14/2018	6,500	6,341
6.875% due 10/01/2017	5,500	6,050
HCA, Inc.
5.750% due 03/15/2014	5,100	5,152
6.500% due 02/15/2016	400	439
7.190% due 11/15/2015	1,175	1,287
7.875% due 02/15/2020	10,000	10,762
8.500% due 04/15/2019	500	531
Masco Corp.
4.800% due 06/15/2015	3,000	3,143
5.850% due 03/15/2017	1,700	1,874
6.125% due 10/03/2016	5,000	5,625
McKesson Corp.
7.500% due 02/15/2019	5,000	6,083
MGM Resorts International
6.875% due 04/01/2016	3,400	3,757
7.500% due 06/01/2016	2,915	3,279
10.000% due 11/01/2016	3,900	4,700
New York Times Co.
5.000% due 03/15/2015	2,000	2,095
Pactiv LLC
8.125% due 06/15/2017	5,000	5,388
Pearson Dollar Finance PLC
6.250% due 05/06/2018	25,925	29,588
PepsiCo, Inc.
0.436% due 07/30/2015	5,400	5,411
PulteGroup, Inc.
5.200% due 02/15/2015	4,715	4,927

Reynolds American, Inc.
6.750% due 06/15/2017		300	344
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		8,700	9,309
7.875% due 08/15/2019		2,375	2,636
Rohm & Haas Co.
6.000% due 09/15/2017		201	228
RPM International, Inc.
6.500% due 02/15/2018		4,000	4,534
Ryland Group, Inc.
5.375% due 01/15/2015		4,800	4,992
Talisman Energy, Inc.
7.750% due 06/01/2019		4,000	4,794
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,576
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,000	4,387
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016		$2,500	2,840
Toll Brothers Finance Corp.
8.910% due 10/15/2017		1,700	2,061
Total Capital International S.A.
0.809% due 08/10/2018		8,400	8,455
UAL Pass-Through Trust
10.400% due 05/01/2018		9,528	10,815
United Airlines, Inc.
6.750% due 09/15/2015		10,000	10,362
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		500	75
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		2,200	2,591
Volkswagen International Finance NV
0.857% due 04/01/2014		900	901
1.875% due 04/01/2014		89,900	89,924
Volvo Treasury AB
5.950% due 04/01/2015		20,000	21,171
Whirlpool Corp.
8.600% due 05/01/2014		5,000	5,131
WPP Finance UK
5.875% due 06/15/2014		18,751	19,198
Wynn Las Vegas LLC
7.750% due 08/15/2020		29,850	33,656

			533,567

UTILITIES 0.8%
AT&T, Inc.
2.500% due 08/15/2015		500	513
BP Capital Markets PLC
3.625% due 05/08/2014		4,900	4,954
Dominion Resources, Inc.
7.500% due 06/30/2066		5,000	5,400
Duke Energy Corp.
3.950% due 09/15/2014		300	307
Enel Finance International NV
3.875% due 10/07/2014		8,800	8,992
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		4,000	4,420
8.125% due 07/31/2014		700	730
Midwest Generation LLC
8.560% due 01/02/2016 ^		1,625	1,861
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		4,200	4,347
Rosneft Finance S.A.
6.625% due 03/20/2017		6,200	6,882
7.500% due 07/18/2016		4,500	5,074
7.875% due 03/13/2018		4,400	5,104
Verizon Communications, Inc.
1.773% due 09/15/2016		34,900	35,979
1.993% due 09/14/2018		11,100	11,685
2.500% due 09/15/2016		55,900	57,836
3.650% due 09/14/2018		43,800	46,392

			200,476

Total Corporate Bonds & Notes (Cost $2,889,445)			3,054,382

MUNICIPAL BONDS & NOTES 1.9%
ALASKA 0.1%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021		21,000	24,028

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,247

CALIFORNIA 0.9%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,106
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	3,000	3,149
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	900	914
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2,500	3,192
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	20,000	26,369
7.950% due 03/01/2036	48,325	55,913
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	660	770
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	25,800	27,320
6.200% due 03/01/2019	30,000	34,837
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,100	2,400
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,500	2,534
5.750% due 06/01/2047	3,725	2,763
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,840
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	1,000	1,182
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	5,500	6,440
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	13,500	14,264
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	14,000	15,513
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,500	6,197
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	2,100	2,316
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	765
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	3,085	3,057
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	785	835
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	7,000	7,736
University of California Revenue Bonds, Series 2013
2.750% due 05/15/2023	11,635	10,457
2.900% due 05/15/2024	9,850	8,698
University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	1,000	925
2.570% due 05/15/2022	1,000	917

		243,409

DISTRICT OF COLUMBIA 0.0%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	160	167

FLORIDA 0.0%
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	7,000	7,484

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,800	9,204

ILLINOIS 0.0%
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
2.987% due 01/01/2019	350	369

INDIANA 0.0%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	6,300	6,987

MASSACHUSETTS 0.0%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
1.677% due 07/01/2020	450	449

University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	7,492

		7,941

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 03/01/2024	12,900	14,287

NEW YORK 0.4%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	730	632
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	8,000	8,888
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.399% due 12/01/2024	2,200	2,408
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.237% due 12/01/2021	4,355	4,880
5.687% due 12/01/2023	6,470	7,355
5.887% due 12/01/2024	3,845	4,386
6.246% due 06/01/2035	7,300	7,777
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	11,770	13,282
New York City, New York General Obligation Bonds, Series 2013
5.000% due 03/01/2025	3,055	3,404
5.000% due 08/01/2027	9,300	10,165
New York City, New York General Obligation Notes, (BABs), Series 2010
4.787% due 12/01/2018	4,525	4,998
4.937% due 12/01/2019	5,875	6,510
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.725% due 11/01/2023	5,310	5,620
4.905% due 11/01/2024	300	319
5.075% due 11/01/2025	1,500	1,607
5.808% due 08/01/2030	5,000	5,278
New York Counties Tobacco Trust Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,843
5.750% due 06/01/2043	6,100	5,762
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026	400	443
5.000% due 03/15/2027	400	439
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	400	435

		97,431

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	2,255	1,648
5.875% due 06/01/2030	1,300	985
5.875% due 06/01/2047	25,525	18,983
6.500% due 06/01/2047	9,295	7,516

		29,132

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.401% due 06/15/2022	3,500	3,760
5.501% due 06/15/2023	3,500	3,739
Pennsylvania Economic Development Financing Authority Revenue Notes, (BABs), Series 2010
5.101% due 06/15/2019	300	326

		7,825

TEXAS 0.1%
North Texas Municipal Water District Revenue Bonds, Series 2012
5.000% due 09/01/2024	900	1,024
San Antonio, Texas City Public Service Board Revenue Bonds, Series 2008
5.000% due 02/01/2032	210	223
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,700
Texas State General Obligation Notes, (BABs), Series 2010
3.203% due 04/01/2019	500	524
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	2,700	2,888

		9,359

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
5.200% due 06/01/2046	1,000	695

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,020
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	14,800	14,482
2.803% due 07/01/2021	8,500	8,227
2.953% due 07/01/2022	15,000	14,295
Tacoma, Washington Electric System Revenue Bonds, (BABs), Series 2010
5.966% due 01/01/2035	11,000	12,006

		53,030

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,700	4,434

Total Municipal Bonds & Notes (Cost $490,636)		519,029

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
0.225% due 07/25/2037	222	209
0.226% due 12/25/2036	158	154
0.265% due 01/25/2021	14	14
0.285% due 03/25/2034	186	185
0.295% due 03/25/2036	78	73
0.315% due 08/25/2034	72	71
0.365% due 10/27/2037	400	397
0.465% due 12/25/2028	10	10
0.515% due 03/25/2037 - 09/25/2042	780	780
0.615% due 10/18/2030	6	6
0.665% due 03/25/2017	12	12
0.815% due 05/25/2030	12	12
1.065% due 04/25/2032	4	4
1.344% due 08/01/2042 - 09/01/2044	414	427
1.625% due 11/25/2023	56	58
2.006% due 12/01/2034	76	79
2.193% due 12/01/2034	66	70
2.220% due 05/01/2036	220	235
2.253% due 08/01/2029	20	21
2.260% due 06/01/2035	113	120
2.277% due 09/01/2035	1,263	1,338
2.314% due 01/01/2036	281	299
2.339% due 09/01/2039	28	30
2.340% due 09/01/2031	25	26
2.344% due 06/01/2030	1	1
2.363% due 09/01/2034	40	42
2.425% due 03/01/2036	393	420
2.485% due 11/01/2034	679	726
2.488% due 02/01/2036	109	116
2.525% due 12/01/2035	7	8
3.000% due 01/01/2043 - 09/01/2043	13,750	13,094
3.132% due 05/01/2036	31	32
3.500% due 03/01/2020 - 07/01/2043	41,141	43,038
4.318% due 08/01/2028	7	8
4.392% due 03/01/2027	2	2
4.412% due 12/01/2036	63	67
4.500% due 01/01/2029 - 02/01/2044	6,000	6,347
5.000% due 08/01/2020 - 01/13/2044	130,545	141,755
5.500% due 01/01/2044	33,000	36,304
5.610% due 01/25/2032	104	108
5.710% due 02/25/2033	280	278
6.000% due 04/25/2043 - 07/25/2044	20,700	22,964
6.473% due 10/25/2031	48	50
6.500% due 06/01/2036 - 10/01/2038	8,155	9,181
6.589% due 10/25/2031	321	357
7.500% due 12/25/2019 - 06/01/2031	333	373
8.500% due 10/25/2019	6	6
9.000% due 12/25/2019	36	41
Federal Housing Administration
6.896% due 07/01/2020	774	752
7.430% due 02/01/2023	5	5
7.465% due 11/01/2019	39	39
Freddie Mac
0.367% due 10/15/2020	17	17
0.517% due 12/15/2029	113	113
0.667% due 01/15/2032	23	23
1.117% due 10/15/2020	2	2
1.344% due 10/25/2044	465	471
1.544% due 07/25/2044	4,070	4,142
1.575% due 10/25/2021 (a)	37,418	3,578
2.014% due 09/01/2035	21	23
2.348% due 12/01/2032	11	12
2.403% due 09/01/2035	11	12
2.418% due 08/01/2035	37	39

2.575% due 03/01/2036	186	199
2.813% due 05/01/2025	4	4
4.500% due 02/15/2020 - 09/01/2041	3,067	3,256
5.000% due 03/15/2021 - 04/01/2030	13,931	15,060
5.500% due 03/01/2023	14	16
6.500% due 10/25/2043	120	132
6.555% due 09/25/2029	196	200
7.002% due 11/25/2030	60	60
7.500% due 08/15/2030	33	38
7.790% due 12/25/2030	184	183
Ginnie Mae
0.467% due 05/20/2037	2,119	2,123
0.667% due 04/16/2032	16	17
0.717% due 12/16/2025	68	68
1.625% due 12/20/2021 - 07/20/2030	325	337
2.000% due 06/20/2021 - 10/20/2027	107	111
3.500% due 11/20/2017 - 07/15/2042	970	980
4.000% due 12/20/2017	3	3
5.000% due 03/15/2039 - 01/01/2044	7,083	7,694
5.500% due 10/15/2034 - 01/01/2044	1,167	1,284
6.000% due 06/20/2038	109	115
7.500% due 08/20/2029	85	100
8.000% due 03/20/2030	24	28
8.500% due 04/20/2030 - 07/20/2030	2	2
NCUA Guaranteed Notes
0.699% due 03/09/2021	13,274	13,309
Overseas Private Investment Corp.
0.000% due 12/14/2014 - 11/17/2017	18,213	21,012
Small Business Administration
4.760% due 09/01/2025	179	191
5.600% due 09/01/2028	534	596
6.220% due 12/01/2028	546	616
7.190% due 12/01/2019	105	116
7.200% due 10/01/2019	480	526

Total U.S. Government Agencies (Cost $353,430)		357,552

U.S. TREASURY OBLIGATIONS 42.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	174,632	167,797
0.125% due 07/15/2022	286,698	274,592
0.125% due 01/15/2023	75,480	71,261
0.375% due 07/15/2023	515,729	497,135
1.125% due 01/15/2021	42,566	44,737
1.250% due 07/15/2020	138,252	147,940
2.000% due 01/15/2026	104,490	115,747
2.375% due 01/15/2025	91,623	105,338
2.375% due 01/15/2027	119,631	137,804
U.S. Treasury Notes
0.250% due 12/31/2015 (i)	1,634,400	1,630,123
0.375% due 03/15/2016	165,500	165,261
0.500% due 12/15/2016 (f)(i)	1,520,500	1,514,263
0.625% due 10/15/2016 (i)	2,259,900	2,255,751
0.625% due 11/15/2016 (f)	1,838,100	1,832,499
0.625% due 05/31/2017 (i)	230,803	227,810
0.875% due 01/31/2017	1,080,900	1,082,082
0.875% due 02/28/2017	474,200	474,126
0.875% due 04/30/2017	7,900	7,876
1.000% due 03/31/2017	745,200	746,918
1.875% due 08/31/2017	200	205

Total U.S. Treasury Obligations (Cost $11,628,348)		11,499,265

MORTGAGE-BACKED SECURITIES 8.1%
Adjustable Rate Mortgage Trust
2.801% due 09/25/2035	30	27
4.987% due 10/25/2035	4,692	4,240
American General Mortgage Loan Trust
5.150% due 03/25/2058	1,368	1,384
American Home Mortgage Assets Trust
0.355% due 05/25/2046	978	723
0.375% due 10/25/2046	1,306	852
0.435% due 11/25/2035	1,186	969
1.064% due 11/25/2046	14,804	7,625
1.068% due 10/25/2046	5,468	3,890
1.098% due 10/25/2046	212	162
1.103% due 09/25/2046	2,107	1,433
American Home Mortgage Investment Trust
1.849% due 09/25/2045	1,387	1,296
2.173% due 10/25/2034	81	80
2.355% due 02/25/2045	1,971	1,955
Banc of America Alternative Loan Trust
5.750% due 04/25/2033	545	597
6.000% due 01/25/2036	1,679	1,320

Banc of America Commercial Mortgage Trust
5.572% due 04/10/2049	6,994	7,617
Banc of America Funding Corp.
0.357% due 10/20/2036	1,185	856
0.375% due 04/25/2037	1,117	735
0.397% due 06/20/2047	17,841	16,525
0.445% due 07/25/2037	6,532	5,418
0.447% due 06/20/2047	2,000	1,296
0.455% due 07/25/2037	9,021	7,488
0.565% due 05/25/2037	668	456
2.632% due 05/25/2035	44	45
3.694% due 01/20/2047 ^	865	698
5.259% due 05/20/2036	1,901	1,862
5.309% due 06/20/2037 ^	513	489
5.500% due 09/25/2034	3,686	3,808
5.694% due 10/20/2046	4,350	3,914
5.806% due 03/25/2037 ^	39	33
5.878% due 10/25/2036	818	627
6.000% due 03/25/2037 ^	4,791	4,253
6.000% due 08/25/2037 ^	4,335	3,747
Banc of America Mortgage Trust
2.500% due 09/25/2034	1,732	1,721
2.867% due 05/25/2034	1,880	1,856
2.872% due 01/25/2035	593	583
2.910% due 02/25/2034	257	255
2.932% due 02/25/2036 ^	111	95
6.500% due 10/25/2031	8	8
6.500% due 09/25/2033	168	174
BCAP LLC Trust
0.985% due 11/26/2046	5,548	5,170
2.127% due 04/26/2037	6,585	6,406
2.408% due 05/26/2036	1,792	1,827
2.599% due 10/26/2036	433	14
4.000% due 04/26/2037	1,258	1,247
5.222% due 03/26/2037	12,199	11,261
5.250% due 02/26/2036	6,458	5,881
5.250% due 04/26/2037	15,192	14,410
5.250% due 06/26/2037	3,107	3,099
5.476% due 07/26/2035	1,246	1,273
10.413% due 02/26/2036	3,521	1,214
10.439% due 04/26/2037	3,861	1,316
27.259% due 06/26/2036	4,607	1,198
BCRR Trust
5.804% due 08/17/2045	6,890	7,594
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	349	350
2.363% due 02/25/2033	15	15
2.380% due 02/25/2036	649	514
2.398% due 04/25/2034	208	204
2.430% due 10/25/2035	900	887
2.523% due 10/25/2033	37	37
2.581% due 08/25/2033	790	799
2.600% due 03/25/2035	1,432	1,445
2.633% due 10/25/2034	136	116
2.652% due 11/25/2034	427	423
2.667% due 01/25/2035	881	891
2.703% due 08/25/2035	300	274
2.730% due 05/25/2034	36	34
2.733% due 08/25/2035 ^	2,944	2,527
2.786% due 01/25/2034	694	690
2.793% due 03/25/2035	2,573	2,571
2.817% due 05/25/2034	103	99
2.831% due 02/25/2034	63	62
2.838% due 02/25/2033	19	18
2.861% due 05/25/2047 ^	979	824
2.912% due 07/25/2034	199	197
3.082% due 11/25/2034	14	14
5.179% due 08/25/2035	782	684
Bear Stearns Alt-A Trust
0.325% due 02/25/2034	154	146
0.365% due 02/25/2034	247	164
0.485% due 08/25/2036	4,335	2,910
0.505% due 08/25/2036	1,606	938
0.845% due 09/25/2034	239	235
0.865% due 09/25/2034	2,020	1,964
2.328% due 01/25/2036 ^	3,223	2,302
2.438% due 03/25/2036	3,375	2,438
2.550% due 11/25/2035 ^	309	239
2.556% due 08/25/2036 ^	32	22
2.598% due 11/25/2036	5,836	4,049
2.649% due 05/25/2035	6,905	6,858
2.672% due 11/25/2036	40,976	30,283
2.706% due 03/25/2036	1,054	693
4.387% due 11/25/2036 ^	1,271	975
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036	2,905	2,331

Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036		460	351
2.591% due 12/26/2046		1,945	1,176
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	18,258	23,589
Chase Mortgage Finance Trust
2.655% due 07/25/2037		$175	175
2.663% due 03/25/2037		197	181
2.683% due 02/25/2037		528	531
2.722% due 02/25/2037		235	234
2.730% due 02/25/2037		2,599	2,593
Chaseflex Trust
0.465% due 07/25/2037		1,387	1,025
0.625% due 07/25/2037 ^		703	436
4.940% due 08/25/2037		4,906	3,798
6.000% due 02/25/2037 ^		1,479	1,253
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.395% due 05/25/2036		2,940	2,559
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2037		497	499
6.000% due 09/25/2037		909	934
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035		1,258	1,251
2.200% due 09/25/2035		340	336
2.290% due 09/25/2035		4,976	4,892
2.591% due 07/25/2046 ^		122	97
2.613% due 08/25/2035		3,123	2,946
2.628% due 03/25/2036		42,796	43,566
2.700% due 11/25/2036 ^		1,626	1,226
2.770% due 02/25/2034		381	376
2.845% due 09/25/2037 ^		830	686
5.995% due 09/25/2037 ^		7,378	6,554
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		2,380	1,982
6.000% due 06/25/2037		1,598	1,330
6.000% due 10/25/2037 ^		13,850	11,816
Countrywide Alternative Loan Trust
0.285% due 06/25/2036		2,991	2,385
0.305% due 04/25/2047		7,791	6,612
0.325% due 02/25/2047		479	408
0.335% due 01/25/2037 ^		455	368
0.345% due 05/25/2047		16,204	13,165
0.347% due 02/20/2047		6,809	4,516
0.355% due 09/25/2046 ^		332	242
0.355% due 11/25/2046		334	256
0.362% due 12/20/2046		38,699	27,683
0.365% due 05/25/2036		221	170
0.365% due 06/25/2037		50	41
0.377% due 03/20/2046		4,184	3,028
0.377% due 07/20/2046 ^		805	485
0.397% due 07/20/2035		99	86
0.415% due 09/25/2046 ^		864	188
0.445% due 12/25/2035		681	589
0.445% due 02/25/2037		755	573
0.465% due 01/25/2036		9,280	6,697
0.485% due 11/25/2035		13,297	10,821
0.487% due 11/20/2035		6,999	5,702
0.515% due 05/25/2037 ^		109	72
0.535% due 02/25/2037		21,226	12,565
0.565% due 05/25/2036		5,244	3,897
0.615% due 09/25/2035		7,596	5,312
0.665% due 12/25/2035 ^		10,082	7,438
0.665% due 05/25/2037 ^		2,648	1,774
0.865% due 05/25/2036		3,108	1,921
0.875% due 07/25/2036		2,460	1,437
0.915% due 08/25/2035		261	214
0.949% due 08/25/2046		3,757	2,819
0.965% due 12/25/2035		1,864	1,458
1.065% due 12/25/2036 ^		11,263	7,292
1.071% due 12/25/2035		1,627	1,239
1.128% due 02/25/2036		25	21
1.608% due 01/25/2036		2,189	2,048
2.723% due 06/25/2037		7,190	5,880
4.500% due 09/25/2018		3,233	3,356
5.066% due 10/25/2035 ^		1,443	1,149
5.250% due 10/25/2033		2,123	2,190
5.250% due 06/25/2035 ^		57	49
5.500% due 04/25/2035		1,000	980
5.500% due 10/25/2035		1,412	1,248
5.500% due 11/25/2035 ^		3,876	3,350
5.500% due 11/25/2035		1,751	1,507
5.500% due 01/25/2036		1,220	1,068
5.500% due 03/25/2036		134	104
5.750% due 02/25/2035		1,536	1,447
5.750% due 07/25/2035		5,300	4,587
6.000% due 04/25/2036 ^		1,779	1,456

6.000% due 05/25/2036		919	710
6.000% due 05/25/2036 ^		1,441	1,113
6.000% due 01/25/2037		2,330	1,909
6.000% due 02/25/2037 ^		3,979	2,990
6.000% due 02/25/2037		1,223	895
6.000% due 03/25/2037 ^		2,330	1,873
6.000% due 04/25/2037		11,503	8,938
6.000% due 05/25/2037 ^		1,756	1,366
6.000% due 08/25/2037		1,398	1,154
6.250% due 11/25/2036 ^		1,324	1,140
6.500% due 06/25/2036 ^		211	157
6.500% due 09/25/2037		2,245	1,750
Countrywide Home Loan Mortgage Pass-Through Trust
0.365% due 04/25/2046		2,510	1,937
0.455% due 04/25/2035		875	759
0.485% due 03/25/2035		8,384	6,263
0.495% due 02/25/2035		144	132
0.505% due 02/25/2035		178	155
0.505% due 06/25/2035		3,497	3,055
0.535% due 02/25/2035		2,668	2,232
0.565% due 11/25/2034		95	87
0.925% due 09/25/2034		13	13
2.243% due 07/25/2034		605	593
2.376% due 02/20/2036		1,933	1,495
2.417% due 02/20/2036		1,304	1,156
2.504% due 11/25/2034		162	150
2.604% due 09/20/2036 ^		3,737	2,663
2.606% due 06/20/2035		55	42
2.620% due 03/25/2037 ^		320	218
2.625% due 05/20/2036		5,958	4,060
2.668% due 08/25/2034		1,253	1,166
2.671% due 11/19/2033		67	65
2.714% due 09/25/2034		66	53
2.742% due 06/25/2033		735	698
2.826% due 08/25/2034		492	448
5.500% due 03/25/2035		1,363	1,381
5.500% due 11/25/2035 ^		297	279
5.750% due 07/25/2037 ^		26,734	24,862
6.000% due 02/25/2036		1,498	1,256
6.000% due 03/25/2036 ^		15	14
6.000% due 05/25/2036 ^		8,822	7,793
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		27,058	29,131
Credit Suisse First Boston Mortgage Securities Corp.
0.265% due 05/15/2023 (a)		219,000	3,585
0.804% due 03/25/2032		139	132
2.291% due 06/25/2033		52	52
2.329% due 07/25/2033		8	8
2.438% due 08/25/2033		82	82
6.000% due 01/25/2036		3,717	2,766
6.500% due 04/25/2033		2	2
7.000% due 02/25/2034		491	525
Credit Suisse Mortgage Capital Certificates
0.403% due 02/27/2036		1,397	1,342
2.481% due 02/26/2036		1,710	1,653
2.556% due 08/27/2046		6,052	5,624
5.087% due 07/27/2037		4,087	3,014
5.383% due 02/15/2040		4,295	4,611
5.467% due 09/16/2039		2,279	2,482
CSMC Mortgage-Backed Trust
6.250% due 08/25/2036 ^		2,080	1,829
7.000% due 08/25/2037		1,897	1,233
DECO Series
0.674% due 01/27/2020	GBP	2,336	3,770
Deutsche ALT-A Securities, Inc.
0.265% due 08/25/2037		$1,846	1,270
0.315% due 03/25/2037 ^		1,780	1,072
0.495% due 02/25/2036		12,887	8,758
1.763% due 08/25/2035 ^		692	532
Deutsche Mortgage Securities, Inc.
3.987% due 06/28/2047		1,921	1,931
Downey Savings & Loan Association Mortgage Loan Trust
0.426% due 08/19/2045		48	44
1.064% due 03/19/2046 ^		1,875	1,424
2.657% due 07/19/2044		744	736
EF Hutton Trust
9.950% due 10/20/2018		15	16
EMF-NL BV
1.225% due 07/17/2041	EUR	1,200	1,271
EMF-NL Prime BV
1.025% due 04/17/2041		7,191	8,735
Eurosail PLC
1.725% due 10/17/2040		4,353	5,917
First Horizon Alternative Mortgage Securities
2.192% due 09/25/2034		$742	726
2.211% due 04/25/2036		1,457	1,203

2.220% due 06/25/2036		1,713	1,329
2.238% due 09/25/2035		1,450	1,272
2.279% due 03/25/2035		87	69
6.000% due 08/25/2036 ^		2,602	2,280
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		3,643	3,518
First Horizon Mortgage Pass-Through Trust
2.564% due 02/25/2034		890	867
2.583% due 10/25/2035		7,109	6,218
2.614% due 08/25/2035		741	705
First Republic Mortgage Loan Trust
0.517% due 11/15/2031		1,084	1,071
GMAC Commercial Mortgage Securities, Inc.
0.810% due 04/15/2034 (a)		3,223	2
Granite Master Issuer PLC
0.729% due 12/20/2054	GBP	1,443	2,367
Granite Mortgages PLC
0.742% due 07/20/2043		$847	843
0.904% due 09/20/2044	GBP	260	427
Greenpoint Mortgage Funding Trust
0.385% due 06/25/2045		$24	22
0.435% due 11/25/2045		142	108
Greenpoint Mortgage Pass-Through Certificates
2.792% due 10/25/2033		106	106
GS Mortgage Securities Trust
5.374% due 05/17/2045		4,600	5,015
GSMPS Mortgage Loan Trust
0.515% due 03/25/2035		106	90
GSR Mortgage Loan Trust
1.860% due 03/25/2033		34	33
2.295% due 06/25/2034		710	705
2.457% due 06/25/2034		733	727
2.648% due 09/25/2035		2,181	2,171
2.671% due 09/25/2035		533	535
5.000% due 05/25/2037		554	521
5.032% due 11/25/2035		573	564
5.750% due 03/25/2036 ^		1,060	968
5.750% due 01/25/2037		2,507	2,400
6.000% due 03/25/2032		11	11
6.000% due 02/25/2036		5,721	5,188
6.000% due 03/25/2037		3,430	3,032
6.000% due 05/25/2037		1,482	1,382
6.500% due 09/25/2036		966	835
HarborView Mortgage Loan Trust
0.346% due 11/19/2036		331	277
0.346% due 07/19/2046		336	233
0.346% due 11/19/2046 ^		105	73
0.356% due 01/19/2038		11,731	9,625
0.386% due 05/19/2035		1,065	936
0.406% due 06/19/2035		142	125
0.406% due 03/19/2036		4,353	3,205
0.416% due 01/19/2036		2,720	1,821
0.436% due 03/19/2035		4,454	3,987
0.446% due 02/19/2036		2,139	1,610
0.476% due 11/19/2035		2,133	1,782
0.576% due 11/19/2034		1,731	1,340
0.993% due 12/19/2036 ^		6,571	5,209
2.530% due 05/19/2033		89	89
2.742% due 07/19/2035		698	606
2.806% due 06/19/2045		5,119	3,398
HomeBanc Mortgage Trust
2.499% due 04/25/2037 ^		15,856	8,973
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037		8,394	7,405
Impac CMB Trust
0.825% due 03/25/2035		423	381
Impac Secured Assets Trust
0.335% due 01/25/2037		13,490	10,877
0.515% due 05/25/2036		534	528
IndyMac Adjustable Rate Mortgage Trust
1.782% due 01/25/2032		5	5
IndyMac Mortgage Loan Trust
0.305% due 04/25/2037		4,770	4,496
0.325% due 04/25/2037		1,116	988
0.355% due 09/25/2046		56	47
0.365% due 11/25/2046		770	437
0.405% due 06/25/2037		3,195	2,847
0.415% due 02/25/2037		2,700	1,383
0.465% due 07/25/2035		2,489	2,200
2.326% due 01/25/2036		1,020	804
2.466% due 01/25/2036		3,149	2,899
2.503% due 12/25/2034		1,337	1,233
2.519% due 10/25/2034		3,263	3,174
2.606% due 12/25/2036 ^		104	90
2.732% due 06/25/2037 ^		1,501	1,124
2.939% due 06/25/2036		1,915	1,439

3.021% due 03/25/2037 ^		6,546	5,953
4.544% due 05/25/2036 ^		7,560	6,499
4.643% due 08/25/2035		3,377	2,806
JPMorgan Alternative Loan Trust
0.305% due 03/25/2037		1,624	1,011
0.315% due 07/25/2036		7,595	7,630
0.325% due 09/25/2036		15,224	12,047
2.743% due 05/25/2037 ^		3,470	2,610
5.500% due 11/25/2036		14	12
5.723% due 05/26/2037		10,963	9,050
6.310% due 08/25/2036		3,000	2,199
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		15,150	16,202
5.397% due 05/15/2045		53,209	58,150
JPMorgan Mortgage Trust
1.990% due 11/25/2033		33	33
2.683% due 04/25/2037 ^		135	115
2.716% due 02/25/2036		30	27
2.753% due 07/25/2035		100	101
2.779% due 05/25/2034		287	279
2.813% due 07/25/2035		115	116
3.554% due 02/25/2035		617	621
5.093% due 11/25/2035		1,470	1,405
5.115% due 04/25/2036		856	777
5.750% due 01/25/2036 ^		2,904	2,671
6.000% due 08/25/2037 ^		8,967	7,954
6.250% due 07/25/2036		3,597	3,149
6.500% due 01/25/2036		1,170	984
6.500% due 08/25/2036 ^		6,287	5,528
JPMorgan Resecuritization Trust
2.195% due 05/27/2037		3,534	3,207
2.380% due 06/27/2037		136	134
LB Commercial Mortgage Trust
5.839% due 07/15/2044		13,249	14,727
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		3,151	3,442
Lehman Mortgage Trust
5.500% due 11/25/2035		615	572
Lehman XS Trust
0.325% due 03/25/2047		3,179	2,211
0.365% due 08/25/2046		5,685	4,594
0.395% due 04/25/2046		6,982	5,328
0.425% due 02/25/2046		2,818	2,086
Luminent Mortgage Trust
0.335% due 12/25/2036		323	241
0.405% due 04/25/2036		5,726	3,909
Mall Funding PLC
1.197% due 04/22/2017	GBP	5,553	9,099
MASTR Adjustable Rate Mortgages Trust
0.375% due 04/25/2046		$792	590
0.375% due 05/25/2047		1,506	1,187
0.465% due 05/25/2047 ^		800	371
2.211% due 05/25/2034		558	554
2.401% due 05/25/2034		303	298
MASTR Asset Securitization Trust
5.500% due 11/25/2017		10	10
5.500% due 09/25/2033		206	211
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		953	983
MASTR Seasoned Securitization Trust
3.391% due 10/25/2032		47	47
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.607% due 12/15/2030		492	483
0.867% due 11/15/2031		272	269
Merrill Lynch Alternative Note Asset Trust
0.335% due 02/25/2037		1,565	1,434
Merrill Lynch Floating Trust
0.706% due 07/09/2021		2,999	2,993
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036		2,435	2,233
0.415% due 11/25/2035		2,387	2,272
0.415% due 08/25/2036		28	27
0.545% due 08/25/2035		4,400	3,841
0.857% due 11/25/2029 (a)		8,240	248
1.165% due 10/25/2035		1,386	1,364
1.596% due 10/25/2035		287	279
2.135% due 11/25/2035		1,419	1,383
2.229% due 02/25/2033		53	51
2.948% due 03/25/2036 ^		2,227	1,550
Morgan Stanley Capital Trust
4.700% due 07/15/2056		6,600	6,755
5.447% due 02/12/2044		50	55
5.597% due 04/12/2049		487	495
5.665% due 04/15/2049		116,818	127,761
Morgan Stanley Mortgage Loan Trust
1.065% due 02/25/2036		617	517

2.125% due 06/25/2036		12,531	12,333
2.184% due 06/25/2036		111	103
2.459% due 08/25/2034		777	766
2.463% due 07/25/2035		727	624
2.475% due 11/25/2037		4,491	3,449
2.584% due 07/25/2035		384	314
2.781% due 08/25/2034		83	81
Morgan Stanley Re-REMIC Trust
5.804% due 08/12/2045		900	985
Mortgages PLC
0.974% due 10/31/2038	GBP	2,401	3,835
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035		$1,313	1,374
Newgate Funding PLC
0.877% due 12/15/2050	EUR	19,000	24,585
Nomura Asset Acceptance Corp.
2.507% due 10/25/2035		$1,537	1,362
2.896% due 08/25/2035		1,293	1,240
Nomura Resecuritization Trust
2.684% due 12/26/2046		16,060	14,942
Permanent Master Issuer PLC
1.527% due 07/15/2042	EUR	55,900	76,936
1.641% due 07/15/2042		$58,600	58,644
Prime Mortgage Trust
0.565% due 02/25/2034		9	8
0.665% due 02/25/2035		2,875	2,652
5.500% due 06/25/2036 ^		640	582
RBSGC Structured Trust
5.500% due 11/25/2035		34,147	29,453
RBSSP Resecuritization Trust
0.406% due 06/27/2036		9,319	5,520
0.406% due 08/27/2037		3,770	2,741
Residential Accredit Loans, Inc. Trust
0.305% due 01/25/2037		3,364	2,787
0.315% due 02/25/2047		13,415	7,640
0.345% due 05/25/2036		3,797	2,902
0.350% due 12/25/2036		250	175
0.415% due 02/25/2036 ^		585	385
0.415% due 08/25/2037		235	167
0.465% due 01/25/2035		236	233
0.465% due 08/25/2035		1,921	1,534
0.565% due 03/25/2033		84	82
0.565% due 11/25/2036 ^		894	542
0.565% due 10/25/2045		557	420
0.845% due 12/25/2033		330	302
3.079% due 03/25/2035 ^		1,740	1,416
3.232% due 02/25/2035		2,461	1,970
3.477% due 12/26/2034		804	667
3.534% due 09/25/2035 ^		1,651	1,274
3.590% due 12/25/2035		7,753	6,185
3.777% due 01/25/2036 ^		4,635	3,465
6.000% due 10/25/2034		8,170	8,376
6.000% due 06/25/2036		912	710
6.000% due 08/25/2036		1,239	943
6.500% due 09/25/2037 ^		982	735
Residential Asset Securitization Trust
0.515% due 10/25/2018		36	35
0.565% due 05/25/2033		54	53
0.565% due 01/25/2046 ^		3,219	1,716
0.615% due 02/25/2034		364	348
0.865% due 10/25/2035 ^		8,803	6,624
5.500% due 09/25/2035		250	219
5.500% due 12/25/2035 ^		621	536
5.750% due 02/25/2036 ^		117	95
5.750% due 02/25/2036		2,182	1,790
6.000% due 07/25/2036		1,214	995
6.000% due 03/25/2037 ^		2,824	2,140
6.000% due 07/25/2037 ^		2,457	1,949
6.250% due 07/25/2036 ^		8,016	6,816
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^		45	37
3.288% due 02/25/2036 ^		1,492	1,312
3.417% due 09/25/2036 ^		107	79
5.500% due 11/25/2035		10,673	10,079
6.000% due 10/25/2036 ^		2,028	1,818
6.500% due 03/25/2032		51	53
Royal Bank of Scotland Capital Funding Trust
5.924% due 02/16/2051		2,500	2,736
6.007% due 12/16/2049		8,000	8,751
Salomon Brothers Mortgage Securities, Inc.
0.665% due 05/25/2032		134	123
Securitized Asset Sales, Inc.
0.610% due 11/26/2023		60	44
Sequoia Mortgage Trust
0.885% due 11/22/2024		197	196
2.634% due 09/20/2046		260	221

Sovereign Commercial Mortgage Securities Trust
6.014% due 07/22/2030	2,700	2,695
STRIPS Ltd.
5.000% due 03/24/2018	474	142
Structured Adjustable Rate Mortgage Loan Trust
0.385% due 06/25/2037	5,924	5,079
0.485% due 10/25/2035	10,971	9,618
1.534% due 01/25/2035	43	34
2.267% due 09/25/2036 ^	756	475
2.446% due 05/25/2034	887	878
2.453% due 07/25/2034	1,221	1,200
2.490% due 01/25/2035	356	307
2.495% due 04/25/2034	178	178
2.507% due 08/25/2035	64	59
2.576% due 09/25/2034	141	142
2.906% due 02/25/2034	68	69
3.617% due 10/25/2036	1,189	850
5.960% due 04/25/2036 ^	1,569	1,282
Structured Asset Mortgage Investments Trust
0.285% due 08/25/2036	498	363
0.325% due 09/25/2047	15,016	14,919
0.345% due 07/25/2046	6,196	4,797
0.355% due 07/25/2046	190	157
0.375% due 04/25/2036	544	393
0.375% due 08/25/2036	2,457	1,811
0.375% due 05/25/2046	393	311
0.385% due 05/25/2036	142	104
0.395% due 05/25/2045	127	110
0.416% due 07/19/2035	1,436	1,387
0.445% due 02/25/2036	835	649
0.465% due 08/25/2036	1,000	354
0.746% due 07/19/2034	35	35
0.826% due 09/19/2032	8	8
0.866% due 03/19/2034	11	11
Structured Asset Securities Corp.
2.625% due 10/28/2035	424	402
5.500% due 09/25/2035	8,484	8,518
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.227% due 01/25/2032	211	188
2.357% due 06/25/2033	56	55
2.369% due 03/25/2033	105	105
2.516% due 02/25/2032	6	6
4.740% due 12/25/2034	158	158
5.726% due 03/25/2034	9,232	9,479
Thornburg Mortgage Securities Trust
2.313% due 10/25/2043	284	282
5.431% due 07/25/2036	10,891	10,929
5.750% due 06/25/2037	62,313	60,171
5.800% due 06/25/2037	12,723	10,855
TIAA Seasoned Commercial Mortgage Trust
5.565% due 08/15/2039	1,800	1,912
UBS-Citigroup Commercial Mortgage Trust
2.491% due 01/10/2045 (a)	42,038	4,927
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	2,000	2,192
5.733% due 06/15/2049	53,778	59,425
5.749% due 07/15/2045	37,916	41,622
5.924% due 02/15/2051	31,997	34,557
Wachovia Mortgage Loan Trust LLC
2.790% due 05/20/2036 ^	3,029	2,586
2.858% due 03/20/2037 ^	1,067	978
5.383% due 10/20/2035	5,407	5,311
WaMu Mortgage Pass-Through Certificates
0.395% due 04/25/2045	1,600	1,517
0.425% due 11/25/2045	77	71
0.455% due 07/25/2045	412	388
0.455% due 12/25/2045	1,338	1,220
0.475% due 01/25/2045	4,174	3,946
0.485% due 07/25/2045	24	23
0.548% due 11/25/2034	2,372	2,305
0.839% due 02/25/2047	437	348
0.869% due 01/25/2047	369	347
0.889% due 06/25/2047	507	182
0.899% due 04/25/2047	118	105
0.949% due 12/25/2046	726	689
0.959% due 12/25/2046	4,975	4,128
1.019% due 10/25/2046	47,315	37,748
1.123% due 06/25/2046	2,001	1,863
1.139% due 08/25/2046	5,437	4,697
1.143% due 02/25/2046	154	145
1.343% due 11/25/2042	36	34
1.543% due 06/25/2042	833	768
1.543% due 08/25/2042	367	341
1.831% due 10/25/2036 ^	111	89
2.016% due 01/25/2037 ^	893	735
2.086% due 12/25/2036 ^	494	421

2.206% due 03/25/2033	161	160
2.207% due 02/27/2034	472	469
2.277% due 07/25/2037 ^	969	806
2.278% due 12/25/2032	6,803	6,746
2.357% due 10/25/2035	10,715	10,125
2.369% due 09/25/2036 ^	1,301	1,146
2.409% due 02/25/2037 ^	677	549
2.411% due 08/25/2035	1,787	1,759
2.418% due 01/25/2036	2,971	2,928
2.428% due 03/25/2036	1,435	1,292
2.435% due 10/25/2034	728	717
2.443% due 09/25/2033	58	58
2.454% due 06/25/2033	334	330
2.457% due 05/25/2046	291	256
2.463% due 08/25/2046	14,734	13,312
2.463% due 09/25/2046	435	416
2.463% due 10/25/2046	363	344
2.463% due 11/25/2046	847	790
2.488% due 03/25/2035	855	841
2.530% due 03/25/2034	10	10
4.256% due 12/25/2036 ^	6,591	5,920
4.352% due 03/25/2037 ^	97,783	83,523
4.402% due 06/25/2037	4,192	3,620
4.558% due 02/25/2037 ^	492	408
4.749% due 04/25/2037	82,420	76,388
6.076% due 10/25/2036 ^	2,780	2,321
Washington Mutual MSC Mortgage Pass-Through Certificates
0.865% due 01/25/2036 ^	10,208	7,553
0.909% due 04/25/2047	9,084	7,128
1.079% due 07/25/2046 ^	169	96
2.063% due 02/25/2033	22	22
5.750% due 11/25/2035	2,551	2,092
5.750% due 01/25/2036 ^	9,200	7,950
6.000% due 10/25/2035 ^	1,275	1,040
Wells Fargo Alternative Loan Trust
0.515% due 06/25/2037 ^	6,193	3,982
6.000% due 07/25/2037	1,639	1,464
6.250% due 07/25/2037 ^	12,513	10,935
6.250% due 11/25/2037 ^	2,081	1,887
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^	6,182	5,939
2.615% due 01/25/2035	326	323
2.616% due 05/25/2036 ^	1,072	1,000
2.617% due 09/25/2034	2,250	1,913
2.618% due 12/25/2033	7	7
2.619% due 09/25/2033	964	969
2.626% due 04/25/2036 ^	4,156	3,919
2.627% due 06/25/2035	563	570
2.628% due 03/25/2035	3,460	3,465
2.628% due 03/25/2036	2,038	2,039
2.631% due 04/25/2036	1,294	1,255
2.633% due 04/25/2036	16	16
2.636% due 06/25/2035	546	546
2.641% due 10/25/2033	985	990
2.645% due 02/25/2034	791	799
2.674% due 03/25/2035	662	664
4.990% due 04/25/2035	101	104
5.573% due 04/25/2036	586	569
5.750% due 03/25/2037	50	47
6.000% due 03/25/2037 ^	5,241	4,930
6.000% due 04/25/2037	4,655	4,473
6.000% due 07/25/2037	2,386	2,237

Total Mortgage-Backed Securities (Cost $2,001,595)		2,166,338

ASSET-BACKED SECURITIES 6.7%
Access Group, Inc.
1.538% due 10/27/2025	4,341	4,385
Accredited Mortgage Loan Trust
0.295% due 02/25/2037	5,228	4,871
0.445% due 04/25/2036	10,500	7,421
0.610% due 09/25/2035	2,000	1,842
0.630% due 09/25/2035	1,800	1,436
0.640% due 09/25/2035	600	404
ACE Securities Corp. Home Equity Loan Trust
0.285% due 08/25/2036	3,726	1,364
0.325% due 08/25/2036	1,998	737
0.365% due 12/25/2036	7,215	2,609
0.605% due 11/25/2035	3,000	2,063
0.655% due 08/25/2035	2,400	2,283
0.845% due 09/25/2035	1,800	1,314
1.140% due 11/25/2033	477	444
1.965% due 10/25/2032	2,057	2,005
Aegis Asset-Backed Securities Trust
0.605% due 06/25/2035	1,200	982

Aircraft Certificate Owner Trust
6.455% due 09/20/2022		157	157
7.001% due 09/20/2022		9,100	9,087
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.615% due 01/25/2036		7,900	6,876
0.635% due 10/25/2035		1,670	1,543
0.635% due 01/25/2036		11,921	9,207
0.665% due 09/25/2035		2,350	2,035
1.035% due 07/25/2034		848	789
1.185% due 10/25/2034		700	595
1.215% due 11/25/2034		2,848	2,685
1.290% due 11/25/2034		1,321	1,120
5.054% due 11/25/2035		121	122
Amortizing Residential Collateral Trust
0.745% due 07/25/2032		6	6
0.865% due 10/25/2031		910	809
Apidos CDO Ltd.
0.498% due 07/27/2017		1,170	1,170
Argent Securities Trust
0.275% due 09/25/2036		1,084	438
0.315% due 06/25/2036		4,749	1,801
0.315% due 07/25/2036		2,962	1,203
0.315% due 09/25/2036		1,278	518
0.325% due 05/25/2036		2,378	862
0.405% due 07/25/2036		2,729	1,120
0.435% due 05/25/2036		5,629	2,068
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.365% due 10/25/2035		19	19
0.485% due 01/25/2036		3,628	2,410
0.985% due 02/25/2034		1,960	1,801
Asset-Backed Funding Certificates Trust
0.325% due 01/25/2037		2,727	1,562
0.840% due 06/25/2035		3,700	3,298
0.865% due 06/25/2034		920	876
1.215% due 03/25/2034		3,432	2,713
1.290% due 12/25/2032		1,096	1,057
Asset-Backed Securities Corp. Home Equity Loan Trust
0.595% due 11/25/2035		1,000	899
0.615% due 11/25/2035		1,200	957
Avenue CLO Ltd.
0.502% due 07/20/2018		7,298	7,289
Avoca CLO PLC
0.591% due 09/15/2021	EUR	1,064	1,442
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036		$701	681
Bayview Financial Revolving Asset Trust
1.097% due 02/28/2040		246	199
Bear Stearns Asset-Backed Securities Trust
0.235% due 12/25/2036		10	10
0.315% due 11/25/2036		8,502	5,975
0.325% due 08/25/2036		13,250	9,032
0.335% due 01/25/2037		2,967	1,369
0.365% due 12/25/2036		4,831	4,496
0.365% due 04/25/2037		6,181	5,414
0.405% due 06/25/2047		3,500	2,888
0.485% due 01/25/2047		2,300	2,018
0.565% due 09/25/2046		1,335	1,077
0.595% due 11/25/2035		2,700	2,550
0.655% due 07/25/2035		3,145	3,128
0.655% due 09/25/2035		2,266	1,641
0.815% due 08/25/2035		6,500	5,930
0.845% due 10/25/2035		4,000	2,493
0.915% due 09/25/2035		1,500	1,416
1.125% due 04/25/2035		4,575	4,250
1.165% due 10/25/2037		949	896
1.165% due 11/25/2042		14	13
1.415% due 08/25/2037		21,510	18,724
5.500% due 08/25/2036		1,832	1,824
5.750% due 11/25/2034		2,196	2,124
6.500% due 10/25/2036		6,323	5,454
Belle Haven ABS CDO Ltd.
0.602% due 11/03/2044		25,571	12,146
0.642% due 11/03/2044		38,337	18,210
Berica Asset-Backed Security SRL
0.593% due 12/30/2055	EUR	9,614	12,820
BlackRock Senior Income Series Corp.
0.482% due 04/20/2019		$2,592	2,535
Callidus Debt Partners CLO Fund Ltd.
0.504% due 04/17/2020		1,943	1,941
Carrington Mortgage Loan Trust
0.215% due 12/25/2036		7	6
0.225% due 01/25/2037		917	669
0.315% due 05/25/2036		2,239	2,078
0.325% due 10/25/2036		2,289	1,145
0.405% due 06/25/2036		3,400	1,872
0.425% due 02/25/2037		5,885	3,802

0.625% due 06/25/2035		1,780	1,592
1.065% due 05/25/2034		3,363	3,065
Cavendish Square Funding PLC
0.498% due 02/11/2055	EUR	1,332	1,576
CHEC Loan Trust
3.665% due 07/25/2034 ^		$6	2
Chester Asset Receivables Dealings Issuer PLC
0.714% due 04/15/2016	GBP	600	993
Citigroup Mortgage Loan Trust, Inc.
0.225% due 07/25/2045		$72	55
0.305% due 08/25/2036		9,368	7,012
0.325% due 09/25/2036		27,702	13,864
0.325% due 12/25/2036		4,112	1,936
0.405% due 10/25/2036		5,500	5,100
0.425% due 03/25/2036		2,648	1,763
0.565% due 11/25/2046		1,115	806
Citius Funding Ltd.
0.418% due 05/05/2046		477,985	63,954
Clavos Euro CDO Ltd.
0.805% due 04/18/2023	EUR	1,074	1,463
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		$16,976	18,949
Countrywide Asset-Backed Certificates
0.285% due 06/25/2047		2,759	2,702
0.295% due 06/25/2047		580	575
0.305% due 07/25/2037		10,800	7,605
0.305% due 08/25/2037		30,500	22,688
0.315% due 01/25/2037		11,897	10,517
0.315% due 01/25/2045		1,757	1,720
0.315% due 10/25/2046		6,803	5,771
0.315% due 12/25/2046		12,260	10,518
0.315% due 06/25/2047		26,300	19,824
0.325% due 03/25/2037		11,328	9,845
0.325% due 01/25/2046		1,396	1,149
0.335% due 06/25/2047		3,800	3,128
0.345% due 06/25/2036		3,395	3,250
0.355% due 06/25/2047		19,400	14,911
0.385% due 06/25/2037		3,000	1,379
0.425% due 05/25/2036		1,093	1,091
0.445% due 09/25/2036		1,500	1,199
0.455% due 06/25/2036		3,000	2,346
0.455% due 08/25/2036		1,400	1,062
0.465% due 06/25/2036		4,600	3,645
0.475% due 09/25/2037		1,800	662
0.505% due 04/25/2036		7,900	6,595
0.505% due 12/25/2036 ^		595	341
0.515% due 04/25/2036		6,220	5,910
0.515% due 05/25/2036		12,000	11,187
0.645% due 12/25/2031		2	1
0.645% due 01/25/2036		5,100	3,768
0.665% due 08/25/2047		18,016	17,646
0.685% due 12/25/2035		2,800	2,678
0.745% due 06/25/2035		4,375	3,661
0.765% due 07/25/2035		9,000	8,379
0.885% due 07/25/2034		2,200	1,987
1.020% due 08/25/2034		2,000	1,874
4.756% due 04/25/2036		1,100	1,057
5.251% due 12/25/2034		4,131	3,979
5.348% due 07/25/2036		1,160	1,141
5.427% due 10/25/2046		4,570	3,760
5.714% due 04/25/2047		10,000	7,348
Credit Suisse First Boston Mortgage Securities Corp.
0.785% due 01/25/2032		9	8
Credit-Based Asset Servicing and Securitization LLC
0.315% due 11/25/2036		1,681	917
0.505% due 07/25/2037		12,252	7,904
4.340% due 03/25/2037 ^		13,290	7,387
4.402% due 01/25/2037 ^		1,818	873
4.936% due 04/25/2037		32	32
6.280% due 05/25/2035		2,119	2,139
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		388	394
7.790% due 05/25/2030 ^		923	921
Denver Arena Trust
6.940% due 11/15/2019		52	54
Fairbanks Capital Mortgage Loan Trust
1.365% due 05/25/2028		28	26
Faxtor ABS BV
0.500% due 11/02/2070	EUR	2,869	3,434
Fieldstone Mortgage Investment Trust
0.325% due 11/25/2036		$2,655	1,461
First Franklin Mortgage Loan Trust
0.305% due 09/25/2036		2,393	2,122
0.405% due 10/25/2036		3,223	2,175
0.525% due 10/25/2035		13,500	12,172
0.645% due 05/25/2035		2,000	1,818

0.645% due 12/25/2035		5,400	4,807
0.655% due 09/25/2035		4,200	3,787
0.990% due 01/25/2035		714	644
1.440% due 07/25/2034		1,700	1,417
First NLC Trust
0.235% due 08/25/2037		28	14
Fremont Home Loan Trust
0.295% due 11/25/2036		7,823	3,586
0.315% due 10/25/2036		1,670	839
0.315% due 01/25/2037		2,381	1,194
0.405% due 02/25/2037		6,200	3,090
0.415% due 05/25/2036		13,027	6,543
Galaxy CLO Ltd.
0.478% due 04/25/2019		2,906	2,887
Gracechurch Card Funding PLC
1.069% due 01/15/2016	EUR	80,000	110,071
GSAA Home Equity Trust
0.615% due 08/25/2037		$2,045	1,696
4.999% due 09/25/2035		809	805
5.995% due 03/25/2046 ^		5,529	4,147
GSAMP Trust
0.215% due 12/25/2046		2,016	1,098
0.265% due 12/25/2046		6,081	3,331
0.315% due 08/25/2036		2,948	1,926
0.315% due 12/25/2046		3,640	2,005
0.395% due 12/25/2046		910	505
0.405% due 08/25/2036		1,965	1,299
0.425% due 06/25/2036		7,462	4,129
0.435% due 04/25/2036		3,600	1,837
Harbourmaster CLO BV
0.537% due 06/15/2020	EUR	782	1,071
Home Equity Asset Trust
0.445% due 08/25/2036		$5,900	4,522
1.865% due 05/25/2033		6,527	6,195
Home Equity Loan Trust
0.505% due 04/25/2037		3,000	1,731
Home Equity Mortgage Loan Asset-Backed Trust
0.325% due 07/25/2037		4,638	2,883
0.365% due 07/25/2037		6,700	4,047
0.405% due 04/25/2047		3,500	2,034
Home Equity Mortgage Trust
5.867% due 07/25/2036 ^		334	129
HSI Asset Securitization Corp. Trust
0.215% due 10/25/2036		43	22
0.335% due 12/25/2036		1,496	665
0.345% due 04/25/2037		26,300	16,058
0.355% due 01/25/2037		2,500	1,408
0.385% due 12/25/2036		12,298	5,519
Huntington CDO Ltd.
0.508% due 11/05/2040		39,691	36,913
ING Investment Management CLO Ltd.
0.496% due 12/13/2020		3,813	3,752
Inwood Park CDO Ltd.
0.467% due 01/20/2021		6,344	6,323
IXIS Real Estate Capital Trust
0.395% due 01/25/2037		6,101	2,888
JPMorgan Mortgage Acquisition Trust
0.225% due 03/25/2047		190	182
0.245% due 08/25/2036		3	1
0.305% due 10/25/2036		14,500	11,277
0.315% due 07/25/2036		2,605	1,293
0.325% due 07/25/2036 ^		2,438	1,242
0.355% due 05/25/2035		1,105	1,061
0.355% due 03/25/2047		5,800	3,217
0.405% due 05/25/2036		4,500	3,680
0.425% due 05/25/2037		1,400	1,017
6.130% due 07/25/2036 ^		1,940	1,176
L2L Education Loan Trust
0.507% due 06/15/2031		8,400	7,501
Landmark CDO Ltd.
0.519% due 07/15/2018		6,093	6,070
Lehman XS Trust
0.315% due 04/25/2037 ^		105	74
0.335% due 01/25/2037		4,471	3,374
0.425% due 05/25/2046 ^		47,585	19,178
Long Beach Mortgage Loan Trust
0.465% due 02/25/2036		2,890	1,811
0.505% due 01/25/2046		5,000	4,111
0.725% due 10/25/2034		629	603
1.065% due 06/25/2035		1,800	1,490
1.095% due 04/25/2035		1,097	1,035
1.965% due 07/25/2032		343	300
MASTR Asset-Backed Securities Trust
0.215% due 11/25/2036		95	40
0.315% due 08/25/2036		1,562	787
0.375% due 05/25/2037		3,930	2,422

0.405% due 03/25/2036	5,159	2,792
0.405% due 10/25/2036	1,700	982
0.425% due 06/25/2036	14,451	7,620
0.665% due 10/25/2035	1,188	783
Merit Securities Corp.
6.690% due 07/28/2033	990	1,034
Meritage Mortgage Loan Trust
0.915% due 11/25/2035	958	907
Merrill Lynch Mortgage Investors Trust
0.235% due 04/25/2047	3,713	1,909
0.275% due 03/25/2037	618	415
0.275% due 08/25/2037	3,613	1,993
0.315% due 08/25/2037	21,800	12,101
0.665% due 06/25/2036	1,000	911
5.207% due 02/25/2037 ^	1,892	454
Morgan Stanley ABS Capital, Inc. Trust
0.225% due 12/25/2036	6,234	3,176
0.275% due 03/25/2037	2,387	1,232
0.305% due 11/25/2036	16,206	9,724
0.315% due 09/25/2036	14,255	7,723
0.315% due 10/25/2036	2,900	1,479
0.315% due 11/25/2036	5,431	3,036
0.315% due 12/25/2036	1,379	710
0.325% due 09/25/2036	2,000	1,025
0.385% due 11/25/2036	8,763	5,258
0.395% due 09/25/2036	2,000	1,036
0.395% due 02/25/2037	3,539	1,610
0.405% due 06/25/2036	2,000	1,211
0.415% due 03/25/2037	25,597	13,440
0.505% due 03/25/2037	3,792	2,011
0.525% due 02/25/2037	4,718	2,190
0.775% due 03/25/2035	1,100	893
0.965% due 07/25/2037	359	335
1.215% due 09/25/2033	2,200	2,086
Morgan Stanley Capital Trust
0.455% due 01/25/2036	37,200	30,547
Morgan Stanley Dean Witter Capital, Inc. Trust
1.440% due 09/25/2032	7,702	7,192
Morgan Stanley Home Equity Loan Trust
0.265% due 12/25/2036	2,507	1,400
0.515% due 04/25/2037	2,558	1,557
Morgan Stanley IXIS Real Estate Capital Trust
0.215% due 11/25/2036	2	1
Mountain View Funding CLO Ltd.
0.504% due 04/15/2019	1,810	1,796
MSIM Peconic Bay Ltd.
0.522% due 07/20/2019	1,172	1,171
National Collegiate Student Loan Trust
0.425% due 02/26/2029	3,000	2,423
New Century Home Equity Loan Trust
0.675% due 09/25/2035	3,400	2,916
3.165% due 01/25/2033	1,199	1,058
Newcastle CDO Ltd.
0.588% due 12/24/2039	37,901	36,727
Nomura Home Equity Loan, Inc.
0.495% due 10/25/2036	6,038	2,255
0.565% due 02/25/2037	656	287
North Carolina State Education Assistance Authority
0.965% due 07/25/2039	1,762	1,764
NovaStar Mortgage Funding Trust
0.285% due 11/25/2036	1,938	844
0.315% due 09/25/2036	6,460	3,354
0.335% due 11/25/2036	12,688	5,591
0.375% due 01/25/2037	4,640	2,055
0.415% due 10/25/2036	2,102	890
Octagon Investment Partners Ltd.
0.538% due 11/28/2018	1,277	1,267
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.545% due 12/25/2035	9,000	7,312
5.675% due 12/25/2035	4,122	4,257
Option One Mortgage Loan Trust
0.295% due 07/25/2037	1,762	1,069
0.305% due 01/25/2037	10,600	5,888
0.345% due 04/25/2037	1,776	975
0.385% due 01/25/2037	1,500	839
0.405% due 04/25/2037	1,848	1,045
0.415% due 03/25/2037	962	507
0.415% due 07/25/2037	2,300	1,280
5.599% due 01/25/2037 ^	589	588
Option One Mortgage Loan Trust Asset-Backed Certificates
0.355% due 01/25/2036	993	925
Ownit Mortgage Loan Trust
0.315% due 05/25/2037	3,645	2,297
3.577% due 12/25/2036	1,216	548
Pacifica CDO Corp.
0.498% due 01/26/2020	1,711	1,700

Panhandle-Plains Higher Education Authority, Inc.
0.747% due 10/01/2018		880	881
1.377% due 10/01/2035		7,424	7,542
Park Place Securities, Inc.
0.425% due 09/25/2035		46	45
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.635% due 09/25/2035		1,400	1,206
0.995% due 01/25/2036		1,000	839
People’s Financial Realty Mortgage Securities Trust
0.305% due 09/25/2036		3,302	1,208
RAAC Series
0.465% due 06/25/2044		1,254	981
0.505% due 08/25/2036		3,510	3,047
0.845% due 05/25/2044		6,124	5,462
Renaissance Home Equity Loan Trust
0.665% due 12/25/2033		29	29
4.039% due 09/25/2037		7,748	4,472
5.612% due 04/25/2037		4,019	2,136
Residential Asset Mortgage Products Trust
0.325% due 12/25/2036		1,095	1,011
0.355% due 02/25/2036		5,909	5,561
0.365% due 03/25/2036		9,612	9,257
0.465% due 03/25/2036		12,900	9,547
0.725% due 06/25/2032		7	6
Residential Asset Securities Corp. Trust
0.315% due 07/25/2036		19,704	16,997
0.315% due 08/25/2036		3,471	3,270
0.315% due 09/25/2036		1,100	1,056
0.315% due 01/25/2037		1,800	1,496
0.325% due 11/25/2036		4,000	2,949
0.335% due 11/25/2036		1,700	1,350
0.345% due 04/25/2036		2,718	2,496
0.415% due 08/25/2036		6,600	4,667
0.415% due 04/25/2037		15,500	13,402
0.435% due 07/25/2036		3,000	1,401
0.435% due 05/25/2037		800	658
0.505% due 11/25/2035		3,405	3,006
0.585% due 10/25/2035		1,000	814
0.605% due 11/25/2035		3,300	2,809
0.625% due 09/25/2035		12,200	10,476
0.840% due 02/25/2035		2,413	2,221
0.990% due 07/25/2034		965	851
5.010% due 04/25/2033		4,101	4,395
6.228% due 04/25/2032		437	450
7.279% due 04/25/2032		637	644
Restructured Asset-Backed Securities Trust
4.000% due 12/15/2030		580	580
SACO, Inc.
0.565% due 04/25/2035		6	5
Saxon Asset Securities Trust
0.335% due 10/25/2046		4,300	3,486
0.960% due 03/25/2035		2,191	1,875
Securitized Asset-Backed Receivables LLC Trust
0.415% due 03/25/2036		4,000	2,267
0.455% due 11/25/2035		16,245	14,732
0.930% due 02/25/2034		3,079	2,848
SG Mortgage Securities Trust
0.315% due 10/25/2036		5,100	2,339
0.345% due 02/25/2036		1,387	790
0.375% due 10/25/2036		2,300	1,060
0.435% due 02/25/2036		7,689	3,797
Sierra Madre Funding Ltd.
0.548% due 09/07/2039		92,943	68,778
0.568% due 09/07/2039		215,668	159,595
SLC Student Loan Trust
4.750% due 06/15/2033		2,885	2,617
SLM Student Loan Trust
0.238% due 07/25/2017		467	466
0.537% due 12/15/2023	EUR	14,705	19,926
0.547% due 09/15/2021		2,110	2,900
1.538% due 01/25/2018		$3,525	3,556
1.738% due 04/25/2023		15,731	16,224
2.350% due 04/15/2039		149	149
3.417% due 05/16/2044		3,404	3,611
Soundview Home Loan Trust
0.225% due 11/25/2036		154	59
0.345% due 05/25/2036		9,400	8,683
0.365% due 01/25/2037		24,980	17,191
0.425% due 02/25/2037		3,728	1,766
0.445% due 10/25/2036		9,767	6,693
Specialty Underwriting & Residential Finance Trust
0.285% due 03/25/2037		1,778	903
0.315% due 09/25/2037		6,700	2,742
0.465% due 12/25/2036		8,000	5,437
Structured Asset Investment Loan Trust
0.315% due 09/25/2036		2,867	2,123

0.325% due 05/25/2036		1,193	872
0.525% due 10/25/2035		18,273	17,664
0.870% due 03/25/2034		85	80
0.885% due 02/25/2035		1,900	1,610
1.065% due 09/25/2034		1,700	1,620
1.065% due 01/25/2035		5,960	5,903
1.095% due 01/25/2035		7,500	6,035
1.140% due 01/25/2035		1,713	559
1.290% due 07/25/2033		1,562	1,455
1.290% due 01/25/2035		606	64
1.545% due 04/25/2033		620	548
1.740% due 01/25/2035		684	36
1.890% due 01/25/2035 ^		912	16
Structured Asset Securities Corp.
0.265% due 01/25/2037		472	438
0.335% due 12/25/2036		7,100	5,221
0.485% due 05/25/2037		4,500	3,981
0.505% due 02/25/2036		2,618	2,150
0.825% due 02/25/2035		3,670	3,449
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.745% due 01/25/2033		7	6
Talon Funding Ltd.
0.731% due 06/05/2035		4,993	3,041
Terwin Mortgage Trust
1.105% due 12/25/2034		84	82
4.441% due 09/25/2036		339	356
4.849% due 08/25/2036		329	342
Triaxx Prime CDO Ltd.
0.430% due 10/02/2039		91,701	80,033
Washington Mutual Asset-Backed Certificates Trust
0.225% due 10/25/2036		2,765	1,147
0.405% due 05/25/2036		3,300	2,088
Wells Fargo Home Equity Asset-Backed Securities Trust
0.425% due 05/25/2036		2,000	1,739
0.625% due 11/25/2035		1,400	1,292
0.795% due 11/25/2035		3,000	2,434

Total Asset-Backed Securities (Cost $1,598,320)			1,801,643

SOVEREIGN ISSUES 9.9%
Autonomous Community of Catalonia
2.125% due 10/01/2014	CHF	200	224
3.875% due 04/07/2015	EUR	3,100	4,346
4.300% due 11/15/2016		200	284
4.750% due 06/04/2018		600	850
4.950% due 02/11/2020		300	413
Autonomous Community of Valencia
3.250% due 07/06/2015		700	974
4.375% due 07/16/2015		700	987
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	1,353,800	404,241
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014		14,419	6,112
10.000% due 01/01/2021		2,155	796
10.000% due 01/01/2023		2,153	773
Indonesia Government International Bond
7.500% due 01/15/2016		$3,400	3,753
Italy Buoni Poliennali Del Tesoro
2.750% due 12/01/2015	EUR	254,600	360,356
3.000% due 06/15/2015		66,300	93,735
3.000% due 11/01/2015		251,700	357,388
3.750% due 08/01/2015		100,000	142,997
4.500% due 07/15/2015		234,100	338,298
Junta de Castilla y Leon
6.505% due 03/01/2019		4,300	6,788
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,700	2,853
Mexico Government International Bond
6.500% due 06/10/2021	MXN	596,700	47,116
10.000% due 12/05/2024		1,157,670	113,441
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	16,000	12,340
Qatar Government International Bond
5.250% due 01/20/2020		$31,900	35,728
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	74,400	106,257
Spain Government International Bond
2.750% due 03/31/2015		66,300	93,026
3.150% due 01/31/2016		252,100	358,014
3.750% due 10/31/2015		50,900	73,007
4.000% due 07/30/2015		66,300	94,691

State of North Rhine-Westphalia
1.625% due 09/17/2014		$500	504

Total Sovereign Issues (Cost $2,684,213)			2,660,292

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049 (d)		2,500	2,762

Total Convertible Preferred Securities (Cost $3,009)			2,762

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (d)		588,900	15,812

Total Preferred Securities (Cost $15,724)			15,812

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.3%
CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
2.265% due 02/14/2014		$75,950	75,956

COMMERCIAL PAPER 0.4%
Entergy Corp.
0.910% due 02/03/2014		10,000	9,992
0.950% due 02/24/2014		9,930	9,916
Ford Motor Credit Co.
0.840% due 06/02/2014		1,900	1,896
0.850% due 06/18/2014		42,300	42,191
0.880% due 07/07/2014		36,900	36,790
0.900% due 07/01/2014		1,900	1,895

			102,680

REPURCHASE AGREEMENTS (e) 0.5%			124,400

MEXICO TREASURY BILLS 7.6%
3.515% due 01/16/2014 - 05/29/2014 (b)	MXN	26,885,000	2,046,370

SPAIN TREASURY BILLS 2.5%
0.715% due 11/21/2014	EUR	500,000	682,388

U.S. TREASURY BILLS 0.0%
0.128% due 12/11/2014 (b)(i)		$5,093	5,088

Total Short-Term Instruments (Cost $3,034,732)			3,036,882

Total Investments in Securities (Cost $24,835,236)			25,251,574

		SHARES
INVESTMENTS IN AFFILIATES 11.0%
SHORT-TERM INSTRUMENTS 11.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.0%
PIMCO Short-Term Floating NAV Portfolio		13,735	138
PIMCO Short-Term Floating NAV Portfolio III		295,894,401	2,955,689

Total Short-Term Instruments (Cost $2,957,555)	2,955,827

Total Investments in Affiliates (Cost $2,957,555)	2,955,827

Total Investments 105.0% (Cost $27,792,791)	$28,207,401
Financial Derivative Instruments (g)(h) (0.6%) (Cost or Premiums, net $(155,845))	(157,120)
Other Assets and Liabilities, net (4.4%)	(1,194,632)

Net Assets 100.0%	$26,855,649

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.010%	12/31/2013	01/02/2014	$124,400	U.S. Treasury Notes 2.375% due 12/31/2020	$(126,728)	$124,400	$124,400

Total Repurchase Agreements						$(126,728)	$124,400	$124,400

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.350%	12/31/2013	01/02/2014	$(99,625)	$(99,625)
GRE	0.450%	12/31/2013	01/02/2014	(99,750)	(99,750)

Total Reverse Repurchase Agreements					$(199,375)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	(0.450%)	12/31/2013	01/02/2014	$(451,284)	$(451,286)
	(0.350%)	12/31/2013	01/02/2014	(124,748)	(124,749)
	(0.080%)	12/27/2013	01/06/2014	(99,552)	(99,559)
FOB	(0.050%)	12/30/2013	01/06/2014	(276,033)	(276,056)
MSC	(0.500%)	12/31/2013	01/02/2014	(384,538)	(384,539)
	(0.400%)	12/31/2013	01/02/2014	(199,242)	(199,244)

Total Sale-Buyback Transactions					$(1,535,433)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $259,931 at a weighted average interest rate of (0.211%).
(3)	Payable for sale-buyback transactions includes $70 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Inflation Protected Securities	0.625%	07/15/2021	15,645	(16,067)	(15,928)

Total Short Sales				$(16,067)	$(15,928)

(4)	Market value includes $46 of interest payable on short sales.

(f)	Securities with an aggregate market value of $1,734,096 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	14,674	$(5,175)	$(7,337)

Total Written Options				$(5,175)	$(7,337)

Futures Contracts:

					Variation Margin (5)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2014	12,952	$(2,180)	$0	$(324)
90-Day Eurodollar December Futures	Long	12/2015	25,817	(12,209)	0	(1,291)
90-Day Eurodollar December Futures	Long	12/2016	1,210	(932)	0	(91)
90-Day Eurodollar June Futures	Long	06/2015	23,818	(6,900)	0	(893)
90-Day Eurodollar June Futures	Long	06/2016	6,009	(6,018)	0	(300)
90-Day Eurodollar March Futures	Long	03/2015	19,914	(2,039)	0	(498)
90-Day Eurodollar March Futures	Long	03/2016	26,049	(15,743)	0	(1,302)
90-Day Eurodollar September Futures	Long	09/2015	34,717	(14,078)	0	(1,736)
90-Day Eurodollar September Futures	Long	09/2016	2,411	(2,278)	0	(151)
Euro-OAT France Government Bond March Futures	Short	03/2014	4,253	9,678	0	(468)

Total Futures Contracts				$(52,699)	$0	$(7,054)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin (5)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-19 5-Year Index	(1.000%	)	12/20/2017	$191,900	$(4,176)	$(3,212)	$0	$(100)

Credit Default Swaps on Credit Indices - Sell Protection (2)
							Variation Margin (5)
Index/Tranches	Fixed Deal Receive Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-19 5-Year Index	1.000%		12/20/2017	$191,900	$4,176	$3,052	$100	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	133,900	$1,110	$1,539	$45	$0
Receive	3-Month CAD-Bank Bill	2.480%	12/15/2041		17,100	756	827	17	0
Receive	3-Month CAD-Bank Bill	2.400%	03/17/2042		30,900	1,420	1,550	33	0
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043		163,900	30,034	26,223	147	0
Receive	3-Month CAD-Bank Bill	3.500%	12/18/2043		157,200	4,760	2,079	141	0
Pay	3-Month USD-LIBOR	1.500%	12/16/2016		$86,100	(90)	(136)	0	(27)
Pay	3-Month USD-LIBOR	2.500%	12/21/2017		2,200,000	(5,810)	(8,156)	0	(1,660)
Pay	3-Month USD-LIBOR	1.650%	09/09/2018		868,800	3,432	6,039	0	(1,599)
Pay	3-Month USD-LIBOR	2.000%	12/18/2018		176,400	2,050	(493)	0	(360)
Receive	3-Month USD-LIBOR	3.250%	06/18/2029		411,800	24,914	18,516	3,480	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		246,300	37,075	37,324	2,404	0
Receive	3-Month USD-LIBOR	3.050%	06/13/2043		186,400	30,121	26,841	2,228	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		171,300	37,277	31,821	1,963	0
Receive	3-Month USD-LIBOR	2.950%	07/10/2043		328,400	55,522	40,054	3,872	0
Receive	3-Month USD-LIBOR	3.288%	09/20/2043		2,500	278	193	31	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		626,800	49,765	27,008	7,993	0
Pay	6-Month GBP-LIBOR	2.000%	03/19/2019	GBP	181,200	(3,821)	(4,352)	530	0
Receive	6-Month GBP-LIBOR	3.500%	03/19/2044		44,900	(528)	417	0	(628)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	31,410,000	(3,332)	(1,165)	997	0

						$264,933	$206,129	$23,881	$(4,274)

Total Swap Agreements						$264,933	$205,969	$23,981	$(4,374)

Cash of $238,642 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(5)	Unsettled variation margin asset of $1,193 and liability of $(1,193) for closed swap agreements is outstanding at period end.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	BRL	141,422		$60,382	$789	$(351)
	01/2014		$117,814	AUD	130,206	0	(1,576)
	01/2014		60,370	BRL	141,422	0	(426)
	01/2014		164,117	EUR	121,178	2,587	0
	02/2014	BRL	23,734		$11,406	1,459	0
	02/2014		$11,406	BRL	23,734	0	(1,459)
	02/2014		697	SEK	4,565	12	0
	05/2014	CNY	2,300,527		$374,520	0	(1,843)
BPS	01/2014	AUD	549,833		501,516	10,667	0
	01/2014	BRL	226,117		101,226	5,399	(16)
	01/2014	GBP	80,016		129,167	0	(3,336)
	01/2014		$10,081	AUD	11,084	0	(186)
	01/2014		96,524	BRL	226,117	0	(681)
	01/2014		40	CNY	245	0	0
	01/2014		1,015,701	EUR	738,692	517	0
	01/2014		69,238	GBP	42,764	1,577	0
	02/2014	EUR	738,692		$1,015,679	0	(524)
	02/2014	JPY	1,657,400		16,092	351	0
	02/2014	MXN	3,902,753		298,249	1,545	(1,171)
	02/2014		$15,600	BRL	32,386	0	(2,028)
	02/2014		2,104	JPY	216,700	0	(46)
	03/2014	MXN	913,994		$70,629	1,015	0
	03/2014		$6,638	MXN	86,634	0	(36)
	04/2014	CNY	6,313		$1,030	0	(3)
	04/2014	MXN	4,251,646		324,370	1,272	0
	04/2014		$2,255	CNY	13,793	2	0
	05/2014	MXN	982,532		$74,485	95	0
	06/2014	CNY	13,977		2,283	0	(3)
BRC	01/2014	AUD	307,922		281,228	6,338	0
	01/2014	BRL	160,836		68,657	485	0
	01/2014	EUR	208,621		283,866	0	(3,134)
	01/2014	NZD	13,725		11,239	0	(48)
	01/2014		$213,637	AUD	234,076	0	(4,672)
	01/2014		68,470	BRL	160,836	0	(297)
	01/2014		19,569	EUR	14,442	299	0
	01/2014		55,477	GBP	34,077	952	0
	02/2014	BRL	160,836		$67,926	302	0
	02/2014	CNY	3,860		630	0	(2)
	02/2014	GBP	34,077		55,465	0	(953)
	02/2014		$5,577	GBP	3,426	96	0
	02/2014		3,927	JPY	411,200	0	(22)
	02/2014		322	SEK	2,105	5	0
	05/2014	CNY	948,648		$154,983	0	(213)
	05/2014		$154,995	CNY	948,648	202	0
CBK	01/2014	EUR	1,397,271		$1,894,865	0	(27,359)
	01/2014		$687,788	AUD	760,561	0	(8,817)
	01/2014		823,727	EUR	598,365	41	(597)
	01/2014		6,396	GBP	3,954	152	0
	02/2014	CNY	3,676		$600	0	(1)
	02/2014	EUR	596,711		821,474	591	0
	02/2014	MXN	1,033,659		78,352	0	(508)
	02/2014		$11,755	JPY	1,203,000	0	(329)
	03/2014	MXN	982,438		$74,991	350	(206)
	03/2014	RUB	486,446		14,940	292	0
DUB	01/2014	BRL	53,979		23,115	239	(3)
	01/2014		$23,128	BRL	53,979	0	(248)
	01/2014		782	HUF	169,758	3	0
	02/2014	JPY	6,290,200		$60,686	944	0
	02/2014		$55,977	EUR	40,923	321	(1)
	03/2014	RUB	13,152		$394	0	(2)
	03/2014		$27,930	MXN	360,828	0	(433)
	04/2014	CNY	50,233		$8,043	0	(176)
	06/2014		$205,101	CNY	1,257,679	627	0
	10/2016	JPY	14,171,622		$200,296	61,158	0
FBF	01/2014	BRL	173,716		74,271	639	0
	01/2014	CNY	606,917		99,047	0	(926)
	01/2014	EUR	637,772		862,566	0	(14,817)
	01/2014		$74,714	BRL	173,716	0	(1,082)
	02/2014	BRL	64,300		$27,183	147	0
	03/2014	MXN	908,145		70,235	1,067	0
	03/2014	RUB	469,294		14,411	279	0
	04/2014		$153,668	CNY	939,912	130	0
	05/2014	CNY	11,634		$1,894	0	(9)
	06/2014		939,912		153,606	0	(143)
	11/2014	BRL	77,804		32,940	2,224	0
	11/2014		$40,520	BRL	95,911	0	(2,656)
GLM	01/2014	BRL	283,331		$123,264	3,243	(72)
	01/2014	HUF	169,758		770	0	(14)
	01/2014	MXN	1,873,697		144,142	948	0
	01/2014		$120,947	BRL	283,331	0	(854)
	02/2014	BRL	29,874		$14,400	1,880	0
	02/2014	MXN	2,211,881		168,126	407	(1,175)
	02/2014		$14,400	BRL	29,874	0	(1,880)
	03/2014	MXN	230,840		$17,732	141	0
	03/2014		$34,113	MXN	441,123	0	(497)
	03/2014		31,290	RUB	1,019,428	0	(592)
	04/2014	MXN	1,278,902		$98,026	777	0
HUS	01/2014	CNY	2,267		370	0	(3)
	01/2014		$1,547	AUD	1,739	5	0
	01/2014		154,218	CNY	943,657	1,223	0
	01/2014		4,335	EUR	3,172	29	0
	02/2014	EUR	14,567		$20,002	0	(37)
	02/2014		$51,276	JPY	5,091,841	0	(2,916)
	04/2014	CNY	939,912		$153,480	0	(318)
	05/2014		$328,724	CNY	2,015,078	935	0
	11/2014	BRL	76,265		$32,350	2,242	0
JPM	01/2014		159,355		68,038	493	0
	01/2014	CNY	334,473		54,283	0	(813)
	01/2014	GBP	779		1,276	0	(14)
	01/2014	MXN	1,237,558		95,331	692	0
	01/2014	TRY	1,201		588	31	0
	01/2014		$68,320	BRL	159,355	0	(775)
	01/2014		7,575	EUR	5,508	2	0
	01/2014		8,437	RUB	277,778	0	(5)
	02/2014	BRL	191,741		$83,373	2,799	0
	02/2014	JPY	4,071,300		39,621	953	0
	02/2014	MXN	385,841		29,890	437	0
	02/2014		$1,262	CNY	7,719	1	0
	02/2014		66,702	JPY	6,750,100	0	(2,592)
	03/2014	MXN	232,765		$17,856	118	0
	03/2014		$13,370	RUB	435,528	0	(255)
	04/2014	RUB	277,778		$8,314	1	0
	04/2014		$38	CNY	233	0	0
	04/2014		8,260	RUB	277,778	53	0
	06/2014	CNY	6,707		$1,096	0	(1)
	11/2014	BRL	87,713		37,080	2,452	0
MSC	01/2014		365,713		161,342	6,402	(72)
	01/2014	MXN	1,686,327		129,787	913	0
	01/2014		$155,816	BRL	365,713	191	(995)
	01/2014		585	TRY	1,201	0	(28)
	02/2014	BRL	196,294		$83,373	840	0
	02/2014	MXN	1,481,187		112,119	0	(1,014)
	03/2014		362,411		27,436	0	(182)
	03/2014		$15,718	MXN	207,627	104	0
	04/2014	MXN	2,668,040		$204,008	1,386	0
	11/2014	BRL	112,667		47,700	3,221	0
	11/2014		$37,080	BRL	87,758	0	(2,435)
RBC	01/2014	BRL	194,115		$82,863	585	0
	01/2014		$83,652	BRL	194,115	0	(1,374)
	02/2014	BRL	194,115		$82,996	1,379	0
	02/2014		$154	SEK	1,030	6	0
RYL	01/2014		7,239	EUR	5,322	82	0
	04/2014		8,166	CNY	50,000	15	0
SOG	01/2014	AUD	307,922		$281,146	6,256	0
	01/2014	BRL	35,301		15,487	524	0
	01/2014		$21,885	AUD	24,726	188	0
	01/2014		15,069	BRL	35,301	0	(106)
	02/2014	AUD	24,726		$21,843	0	(189)
UAG	01/2014	BRL	193,925		82,782	584	0
	01/2014	CNY	245		40	0	0
	01/2014	EUR	166,792		216,047	0	(13,409)
	01/2014	RUB	277,778		8,418	0	(14)
	01/2014		$2,993	AUD	3,286	0	(60)
	01/2014		82,821	BRL	193,925	0	(623)
	01/2014		1,034,420	EUR	756,985	6,964	0
	01/2014		11,202	NZD	13,725	85	0
	02/2014	BRL	193,925		$82,169	631	0
	02/2014	CNY	184		30	0	0
	02/2014	EUR	756,985		1,034,430	0	(6,939)
	02/2014	NZD	13,725		11,179	0	(85)
	02/2014	SEK	7,700		1,164	0	(33)
	03/2014	RUB	486,063		14,929	293	0
	04/2014	CNY	7,480		1,220	0	(4)
	05/2014		1,066,430		174,327	0	(137)
	05/2014		$222,890	CNY	1,363,512	179	0
	06/2014	CNY	297,082		$48,539	0	(57)
	11/2014		$72,470	BRL	170,925	0	(4,992)

Total Forward Foreign Currency Contracts						$155,860	$(126,900)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015		$306,800	$(8,222)	$(8,962)
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.795%	01/31/2014	GBP	548,800	(7,473)	(17,324)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		$2,457,700	(30,521)	(28,335)
DUB	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.795%	01/31/2014	GBP	286,000	(3,382)	(9,028)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/03/2014		$886,900	(3,228)	(3,896)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		8,670,300	(9,122)	(16,018)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/03/2014		1,301,700	(781)	(38)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.700%	03/03/2014		1,301,700	(10,413)	(15,597)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015		308,200	(8,260)	(9,003)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	03/03/2014		2,810,000	(3,543)	(285)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.700%	03/03/2014		2,810,000	(19,146)	(33,669)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		612,800	(7,526)	(16,232)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		870,300	(16,536)	(35,210)

								$(128,153)	$(193,597)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.700%	03/19/2014	EUR	739,300	$(1,018)	$(1,924)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.100%	03/19/2014		739,300	(1,018)	(335)
JPM	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	03/19/2014		$1,000,100	(467)	(945)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	03/19/2014		1,000,100	(1,267)	(446)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.200%	01/15/2014	EUR	458,800	(1,188)	0
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.300%	02/19/2014		458,800	(1,349)	(12)
	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.700%	03/19/2014		530,600	(640)	(1,381)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.100%	03/19/2014		530,600	(985)	(241)
MYC	Put - OTC CDX.IG-21 5-Year Index	Sell	1.200%	03/19/2014		$296,700	(430)	(63)

							$(8,362)	$(5,347)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC USD versus JPY	JPY	98.000	02/26/2014	$326,100	$(1,575)	$(357)
	Put - OTC USD versus JPY		98.000	03/13/2014	326,300	(1,806)	(590)
CBK	Put - OTC USD versus JPY		97.000	02/26/2014	500,000	(2,309)	(372)
	Put - OTC USD versus JPY		100.000	03/13/2014	327,400	(1,654)	(1,155)

						$(7,344)	$(2,474)

Total Written Options						$(143,859)	$(201,418)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	Race Point CLO Ltd. 3-Month USD-LIBOR plus 4.250% due 04/15/2020	(4.050%)	04/15/2020	$2,100	$620	$(629)	$0	$(9)
RYL	Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	(1.950%)	04/15/2020	3,000	915	(795)	120	0

					$1,535	$(1,424)	$120	$(9)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2023	1.175%		$3,000	$(115)	$74	$0	$(41)
	Brazil Government International Bond	1.000%	09/20/2014	0.463%		3,700	6	10	16	0
	Brazil Government International Bond	1.000%	12/20/2016	1.335%		13,300	(186)	60	0	(126)
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		20,700	(994)	170	0	(824)
	China Government International Bond	1.000%	12/20/2018	0.753%		45,000	733	(183)	550	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%		3,900	41	9	50	0
	Indonesia Government International Bond	1.000%	12/20/2018	2.251%		6,600	(339)	(38)	0	(377)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		39,300	86	157	243	0
	Russia Government International Bond	1.000%	09/20/2014	0.517%		5,800	12	10	22	0
	Safeway, Inc.	1.000%	12/20/2022	2.660%		6,100	(1,437)	707	0	(730)
BPS	China Government International Bond	1.000%	12/20/2018	0.753%		16,600	273	(70)	203	0
BRC	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.066%	EUR	4,300	(647)	731	84	0
	China Government International Bond	1.000%	12/20/2018	0.753%		$20,800	347	(93)	254	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2017	0.714%		18,500	(740)	952	212	0
	Indonesia Government International Bond	1.000%	12/20/2018	2.251%		1,700	(85)	(12)	0	(97)
CBK	AES Corp.	5.000%	09/20/2016	0.771%		2,400	136	143	279	0
	Brazil Government International Bond	1.000%	12/20/2016	1.335%		13,300	(190)	64	0	(126)
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		18,400	(839)	107	0	(732)
	California State General Obligation Bonds, Series 2003	1.000%	03/20/2023	1.367%		19,300	(422)	(87)	0	(509)
	China Government International Bond	1.000%	12/20/2016	0.391%		2,100	(100)	139	39	0
	China Government International Bond	1.000%	12/20/2018	0.753%		86,700	1,414	(355)	1,059	0
	DISH DBS Corp.	5.000%	09/20/2021	2.951%		7,500	647	351	998	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		30,000	(36)	222	186	0
	Russia Government International Bond	1.000%	09/20/2014	0.517%		2,700	3	8	11	0
	Russia Government International Bond	1.000%	12/20/2018	1.597%		4,600	(125)	(2)	0	(127)
DUB	Ally Financial, Inc.	5.000%	12/20/2020	1.760%		34,600	1,502	5,414	6,916	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2020	0.931%		36,400	(465)	634	169	0
	Brazil Government International Bond	1.000%	12/20/2016	1.335%		1,200	(18)	6	0	(12)
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		5,300	(254)	43	0	(211)
	China Government International Bond	1.000%	12/20/2016	0.391%		3,100	(157)	214	57	0
	China Government International Bond	1.000%	12/20/2018	0.753%		63,300	1,092	(318)	774	0
	Colombia Government International Bond	1.000%	12/20/2018	1.153%		10,000	(69)	0	0	(69)
	General Electric Capital Corp.	1.000%	06/20/2014	0.174%		26,000	147	(35)	112	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.204%		1,000	8	0	8	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%		17,300	183	38	221	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.300%		2,500	34	1	35	0
	Goldman Sachs Group, Inc.	1.000%	06/20/2014	0.181%		41,800	193	(16)	177	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.182%		40,100	238	15	253	0
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		12,500	144	49	193	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		37,800	123	111	234	0
	Morgan Stanley	1.000%	06/20/2014	0.363%		20,400	86	(17)	69	0
FBF	Brazil Government International Bond	1.000%	12/20/2018	1.859%		800	(36)	4	0	(32)
	Colombia Government International Bond	1.000%	12/20/2018	1.153%		5,000	(41)	6	0	(35)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		13,200	41	40	81	0
GST	Brazil Government International Bond	1.000%	09/20/2014	0.463%		3,500	4	11	15	0
	Brazil Government International Bond	1.000%	12/20/2016	1.335%		35,000	(519)	188	0	(331)
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		24,500	(1,081)	105	0	(976)
	China Government International Bond	1.000%	12/20/2018	0.753%		13,400	225	(61)	164	0
	Colombia Government International Bond	1.000%	12/20/2018	1.153%		16,700	(128)	12	0	(116)
	Mexico Government International Bond	1.000%	12/20/2016	0.492%		12,500	146	47	193	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		68,300	194	229	423	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	1.090%		4,000	(63)	451	388	0
HUS	China Government International Bond	1.000%	12/20/2018	0.753%		13,300	217	(55)	162	0
	Colombia Government International Bond	1.000%	12/20/2018	1.153%		20,000	(162)	24	0	(138)

	Indonesia Government International Bond	1.000%	12/20/2018	2.251%	17,400	(880)	(114)	0	(994)
	Mexico Government International Bond	1.000%	12/20/2016	0.492%	22,200	279	63	342	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	59,200	107	260	367	0
	Qatar Government International Bond	1.000%	03/20/2016	0.194%	2,000	(1)	38	37	0
	Qatar Government International Bond	1.000%	06/20/2016	0.231%	1,000	(7)	27	20	0
	Russia Government International Bond	1.000%	09/20/2014	0.517%	800	1	2	3	0
	Russia Government International Bond	1.000%	12/20/2018	1.597%	6,300	(174)	0	0	(174)
JPM	China Government International Bond	1.000%	12/20/2016	0.391%	4,100	(205)	281	76	0
	China Government International Bond	1.000%	12/20/2018	0.753%	89,600	1,470	(375)	1,095	0
	Indonesia Government International Bond	1.000%	12/20/2018	2.251%	6,600	(332)	(45)	0	(377)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	33,200	58	148	206	0
	Qatar Government International Bond	1.000%	03/20/2016	0.194%	1,500	(6)	33	27	0
MYC	AES Corp.	5.000%	09/20/2016	0.771%	5,000	283	298	581	0
	Brazil Government International Bond	1.000%	09/20/2014	0.463%	800	1	3	4	0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%	36,500	(1,694)	241	0	(1,453)
	China Government International Bond	1.000%	12/20/2018	0.753%	46,600	803	(234)	569	0
	Colombia Government International Bond	1.000%	12/20/2018	1.153%	8,300	(67)	10	0	(57)
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.122%	2,000	(6)	46	40	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.170%	2,000	(15)	57	42	0
	Indonesia Government International Bond	1.000%	12/20/2018	2.251%	17,700	(904)	(106)	0	(1,010)
	Mexico Government International Bond	1.000%	12/20/2016	0.492%	32,300	381	117	498	0
	Qatar Government International Bond	1.000%	06/20/2016	0.231%	1,000	(7)	27	20	0
	Russia Government International Bond	1.000%	12/20/2018	1.597%	15,700	(431)	(4)	0	(435)

						$(2,319)	$10,987	$18,777	$(10,109)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
MYC	iTraxx Europe 9 10-Year Index 22-100%	0.250%	06/20/2018	EUR	345,400	$(12,637)	$12,710	$73	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	9.890%	01/02/2015	BRL	2,100	$0	$20	$20	$0
	Pay	1-Year BRL-CDI	12.255%	01/02/2017		394,600	(255)	642	387	0
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	8,200	(27)	520	493	0
BRC	Pay	1-Year BRL-CDI	8.585%	01/02/2017	BRL	12,600	20	(414)	0	(394)
	Pay	1-Year BRL-CDI	9.110%	01/02/2017		600	0	(16)	0	(16)
	Pay	1-Year BRL-CDI	10.400%	01/02/2017		35,000	0	(452)	0	(452)
	Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	AUD	32,900	161	1,344	1,505	0
DUB	Pay	1-Year BRL-CDI	8.430%	01/02/2015	BRL	98,500	622	(1,053)	0	(431)
	Pay	1-Year BRL-CDI	10.140%	01/02/2015		14,700	4	173	177	0
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		25,000	13	(790)	0	(777)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		43,500	60	(1,132)	0	(1,072)
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	14,350	52	812	864	0
	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	139,500	(99)	(4,398)	0	(4,497)
	Pay	1-Year BRL-CDI	8.935%	01/02/2017		7,800	(4)	(207)	0	(211)
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	35,000	378	1,728	2,106	0
	Pay	1-Year BRL-CDI	7.550%	01/02/2015	BRL	130,500	(315)	(1,336)	0	(1,651)
	Pay	1-Year BRL-CDI	9.940%	01/02/2015		96,300	0	969	969	0
	Pay	3-Month USD-LIBOR	0.040%	09/10/2014		$1,000	0	0	0	0
HUS	Pay	1-Year BRL-CDI	7.775%	01/02/2015	BRL	136,100	(85)	(1,368)	0	(1,453)
	Pay	1-Year BRL-CDI	8.645%	01/02/2017		1,000	2	(33)	0	(31)
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	1,128,500	3,661	2,589	6,250	0
JPM	Pay	1-Year BRL-CDI	9.980%	01/02/2015	BRL	77,900	(29)	846	817	0
	Pay	1-Year BRL-CDI	8.650%	01/02/2017		47,000	82	(1,512)	0	(1,430)
MYC	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	8,100	13	475	488	0
	Pay	1-Year BRL-CDI	7.795%	01/02/2015	BRL	173,900	(46)	(1,783)	0	(1,829)
	Pay	1-Year BRL-CDI	8.630%	01/02/2015		9,100	75	(98)	0	(23)
	Pay	1-Year BRL-CDI	9.140%	01/02/2017		104,600	0	(2,670)	0	(2,670)
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	392,100	1,349	822	2,171	0
UAG	Pay	1-Year BRL-CDI	8.560%	01/02/2015	BRL	6,700	0	(43)	0	(43)
	Pay	1-Year BRL-CDI	8.200%	01/02/2017		147,400	(274)	(4,970)	0	(5,244)
	Pay	1-Year BRL-CDI	8.650%	01/02/2017		5,100	9	(165)	0	(156)
	Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	AUD	174,600	1,243	6,160	7,403	0

							$6,610	$(5,340)	$23,650	$(22,380)

Total Swap Agreements							$(6,811)	$16,933	$42,620	$(32,498)

(i)	Securities with an aggregate market value of $262,602 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$137,617	$0	$137,617
Corporate Bonds & Notes
Banking & Finance	0	2,295,748	24,591	2,320,339
Industrials	0	522,241	11,326	533,567
Utilities	0	198,615	1,861	200,476
Municipal Bonds & Notes
Alaska	0	24,028	0	24,028
Arizona	0	3,247	0	3,247
California	0	243,409	0	243,409
District of Columbia	0	167	0	167
Florida	0	7,484	0	7,484
Georgia	0	9,204	0	9,204
Illinois	0	369	0	369
Indiana	0	6,987	0	6,987
Massachusetts	0	7,941	0	7,941
New Jersey	0	14,287	0	14,287
New York	0	97,431	0	97,431
Ohio	0	29,132	0	29,132
Pennsylvania	0	7,825	0	7,825
Texas	0	9,359	0	9,359
Virginia	0	695	0	695
Washington	0	53,030	0	53,030
West Virginia	0	4,434	0	4,434
U.S. Government Agencies	0	352,714	4,838	357,552
U.S. Treasury Obligations	0	11,499,265	0	11,499,265
Mortgage-Backed Securities	0	2,150,588	15,750	2,166,338
Asset-Backed Securities	0	1,792,399	9,244	1,801,643
Sovereign Issues	0	2,660,292	0	2,660,292
Convertible Preferred Securities
Banking & Finance	2,762	0	0	2,762
Preferred Securities
Banking & Finance	15,812	0	0	15,812
Short-Term Instruments
Certificates of Deposit	0	75,956	0	75,956
Commercial Paper	0	102,680	0	102,680
Repurchase Agreements	0	124,400	0	124,400
Mexico Treasury Bills	0	2,046,370	0	2,046,370
Spain Treasury Bills	0	682,388	0	682,388
U.S. Treasury Bills	0	5,088	0	5,088
	$18,574	$25,165,390	$67,610	$25,251,574

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,955,827	0	0	2,955,827

Total Investments	$2,974,401	$25,165,390	$67,610	$28,207,401

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	0	(15,928)	0	(15,928)
	$0	$(15,928)	$0	$(15,928)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	23,981	0	23,981
Over the counter	0	198,092	388	198,480
	$0	$222,073	$388	$222,461

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14,391)	(4,374)	0	(18,765)
Over the counter	0	(360,816)	0	(360,816)
	$(14,391)	$(365,190)	$0	$(379,581)

Totals	$2,960,010	$25,006,345	$67,998	$28,034,353

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$54,268	$0	$(53,045)	$12	$101	$(1,336)	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	27,317	0	(1,857)	43	60	(972)	0	0	24,591	(905)
Industrials	18,141	0	(6,024)	(1)	(41)	(749)	0	0	11,326	(143)
Utilities	1,593	0	0	(6)	0	274	0	0	1,861	274
U.S. Government Agencies	23,226	0	(4,218)	(73)	(153)	(956)	0	(12,988)	4,838	(12)
Mortgage-Backed Securities	19,166	748	(6,192)	208	1,705	115	0	0	15,750	1,853
Asset-Backed Securities	27,106	0	(8,808)	80	226	(249)	0	(9,111)	9,244	(229)

	$170,817	$748	$(80,144)	$263	$1,898	$(3,873)	$0	$(22,099)	$67,610	$838

Financial Derivative Instruments - Assets
Over the counter	1,265	0	(76)	0	(446)	(1,778)	0	1,423	388	52

Totals	$172,082	$748	$(80,220)	$263	$1,452	$(5,651)	$0	$(20,676)	$67,998	$890

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$9,157	Benchmark Pricing	Base Price	93.00
	15,434	Third Party Vendor	Broker Quote	101.50 - 111.30
Industrials	11,326	Third Party Vendor	Broker Quote	108.00 - 113.50
Utilities	1,861	Third Party Vendor	Broker Quote	114.50
U.S. Government Agencies	4,838	Benchmark Pricing	Base Price	97.14 - 129.40
Mortgage-Backed Securities	143	Benchmark Pricing	Base Price	30.00
	15,607	Third Party Vendor	Broker Quote	26.00 - 94.85
Asset-Backed Securities	9,244	Benchmark Pricing	Base Price	100.00 - 100.50

Financial Derivative Instruments - Assets
Over the counter	388	Indicative Market Quotation	Broker Quote	9.53

Total	$67,998

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Tax Managed Bond Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.3%
BANK LOAN OBLIGATIONS 0.6%
Biomet, Inc.
3.665% due 07/25/2017		$1,393	$1,406
Dell, Inc.
3.750% due 10/29/2018		200	201
4.500% due 04/29/2020		600	602
Gardner Denver, Inc.
4.250% due 07/30/2020		599	600

Total Bank Loan Obligations (Cost $2,779)			2,809

CORPORATE BONDS & NOTES 4.8%
BANKING & FINANCE 1.7%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		1,300	1,381
AGFC Capital Trust
6.000% due 01/15/2067		100	85
Citigroup, Inc.
3.953% due 06/15/2016		200	213
4.587% due 12/15/2015		100	107
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		282	286
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		100	104
6.400% due 08/28/2017		100	115
Morgan Stanley
5.950% due 12/28/2017		600	686
QBE Capital Funding Ltd.
7.250% due 05/24/2041		600	621
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (e)	CAD	100	94
6.990% due 10/05/2017 (e)		$2,050	2,204
SLM Corp.
6.250% due 01/25/2016		300	325
Springleaf Finance Corp.
5.750% due 09/15/2016		100	106
Stone Street Trust
5.902% due 12/15/2015		500	536
UBS AG
7.625% due 08/17/2022		300	344
Union Bank N.A.
2.625% due 09/26/2018		300	306
Weyerhaeuser Co.
7.375% due 10/01/2019		200	243

			7,756

INDUSTRIALS 0.8%
America Movil S.A.B. de C.V.
3.125% due 07/16/2022		600	555
Aviation Capital Group Corp.
3.875% due 09/27/2016		500	517
Del Monte Corp.
7.625% due 02/15/2019		150	156
Fresnillo PLC
5.500% due 11/13/2023		300	292
General Electric Co.
2.700% due 10/09/2022		400	374
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		300	291
Petrobras International Finance Co.
7.875% due 03/15/2019		100	114
UAL Pass-Through Trust
10.400% due 05/01/2018		139	157
Wynn Macau Ltd.
5.250% due 10/15/2021		950	954

			3,410

UTILITIES 2.3%
Embarq Corp.
7.995% due 06/01/2036		2,600	2,633
FirstEnergy Corp.
4.250% due 03/15/2023		200	187

Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018	100	118
Saudi Electricity Global Sukuk Co.
3.473% due 04/08/2023	1,000	944
5.060% due 04/08/2043	3,000	2,715
Verizon Communications, Inc.
3.650% due 09/14/2018	700	741
4.500% due 09/15/2020	600	643
6.400% due 09/15/2033	900	1,035
6.550% due 09/15/2043	1,500	1,755

		10,771

Total Corporate Bonds & Notes (Cost $20,492)		21,937

MUNICIPAL BONDS & NOTES 72.4%
ALASKA 1.0%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	4,000	4,577

ARIZONA 0.6%
Mesa, Arizona General Obligation Bonds, (FGIC Insured), Series 2004
5.000% due 07/01/2018	500	575
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025	2,095	2,305

		2,880

CALIFORNIA 8.4%
Anaheim Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 1997
0.000% due 09/01/2022	1,000	693
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.966% due 04/01/2045	5,000	5,036
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2024	1,000	1,138
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 11/15/2040	7,500	7,991
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.010% due 09/01/2037	6,700	6,700
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	3,000	3,423
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	400	503
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	1,000	1,157
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018	2,500	2,895
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	132
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	589
Escondido Union High School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	3,000	1,768
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,700	1,261
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)	1,000	642
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	564
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	147
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,677
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,161
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	491
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	2,500	728

		38,696

COLORADO 5.1%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	15,040	15,513
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	4,500	4,994

Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027	2,520	2,769

		23,276

FLORIDA 5.2%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,830
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,505
Florida State General Obligation Bonds, Series 2012
5.000% due 07/01/2023	5,000	5,835
Florida State General Obligation Bonds, Series 2013
5.000% due 06/01/2026	8,000	9,176
Florida State General Obligation Notes, Series 2010
5.000% due 06/01/2020	1,000	1,179
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	456

		23,981

GEORGIA 0.9%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	2,000	2,092
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,824

		3,916

ILLINOIS 1.3%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	2,956
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	1,250	1,348
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	116
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,091
Regional Transportation Authority, Illinois Revenue Bonds, (AGM Insured), Series 2004
5.750% due 06/01/2034	500	558

		6,069

INDIANA 1.5%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	200	222
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	561
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2009
5.000% due 02/01/2015	500	526
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,800

		7,109

IOWA 0.4%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,807

KANSAS 0.1%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	393

MARYLAND 0.2%
University System of Maryland Revenue Notes, Series 2006
5.000% due 10/01/2015	825	892

MASSACHUSETTS 3.4%
Commonwealth of Massachusetts General Obligation Bonds, (NPFGC/IBC Insured), Series 2002
5.500% due 08/01/2019	150	181
Commonwealth of Massachusetts General Obligation Bonds, Series 2000
0.020% due 12/01/2030	7,400	7,400
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,140
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,372
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,233

Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.020% due 07/01/2017	3,300	3,300

		15,626

MICHIGAN 0.9%
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,217
Michigan State Hospital Finance Authority Revenue Bonds, Series 2012
5.000% due 12/01/2029	1,000	1,040

		4,257

MINNESOTA 0.3%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,225

NEBRASKA 0.1%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	396

NEW HAMPSHIRE 1.1%
New Hampshire Health & Education Facilities Authority Act Revenue Bonds, Series 2007
0.030% due 06/01/2031	5,000	5,000

NEW JERSEY 4.0%
New Jersey Economic Development Authority Revenue Bonds, Series 2011
5.500% due 09/01/2021	5,000	5,761
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 03/01/2024	200	222
5.000% due 03/01/2025	500	549
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,812
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	4,775	5,256
New Jersey Transportation Trust Fund Authority Revenue Bonds, (FGIC Insured), Series 2005
5.500% due 12/15/2020	3,000	3,516
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	250	177

		18,293

NEW YORK 14.0%
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2024	3,000	3,350
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2024	1,400	1,571
5.000% due 08/01/2027	200	219
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2018	2,700	3,118
5.000% due 08/01/2019	5,000	5,785
New York City, New York General Obligation Notes, Series 2013
5.000% due 08/01/2015	6,800	7,296
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002
0.020% due 11/01/2022	1,400	1,400
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	556
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2042	2,000	2,063
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	522
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,303
5.250% due 06/15/2044	4,300	4,484
5.375% due 06/15/2043	3,000	3,166
New York City, New York Water & Sewer System Revenue Bonds, Series 2012
4.000% due 06/15/2045	1,000	867
5.000% due 06/15/2022	4,000	4,661
5.000% due 06/15/2045	1,600	1,632
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	500	519
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,133
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2028	3,000	3,271
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 03/15/2021	2,730	3,186
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,179
Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	108
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	3,012

Port Authority of New York & New Jersey Revenue Notes, Series 2012
1.650% due 12/01/2019	850	786
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,741
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2023	3,500	3,988
Utility Debt Securitization Authority, New York Revenue Notes, Series 2013
5.000% due 06/15/2018	1,500	1,652

		64,568

NORTH CAROLINA 2.0%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
0.020% due 01/15/2038	8,000	8,000
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	550
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	716

		9,266

OHIO 7.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,400	1,785
6.500% due 06/01/2047	7,100	5,741
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	3,004
Montgomery County, Ohio Revenue Bonds, Series 2011
0.020% due 11/15/2045	8,000	8,000
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2002
0.020% due 10/01/2031	6,500	6,500
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2013
0.040% due 01/01/2039	8,000	8,000
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	113

		33,143

OKLAHOMA 0.4%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,700

OREGON 0.1%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (FGIC Insured), Series 2005
5.250% due 06/15/2018	500	584

PENNSYLVANIA 3.3%
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	582
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2005
0.010% due 05/15/2035	6,000	6,000
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	714
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2011
0.030% due 07/01/2041	8,000	8,000

		15,296

TENNESSEE 0.6%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,100	1,105
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	1,500	1,581

		2,686

TEXAS 6.9%
Conroe Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2030	4,000	4,336
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	166
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2028	2,000	2,025
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	1,000	1,144
5.000% due 11/01/2020	1,000	1,140
Fort Worth, Texas Water & Sewer System Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,125
Houston, Texas Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	266
Houston, Texas Utility System Revenue Bonds, Series 2012
0.660% due 05/15/2034	2,500	2,501

Laredo Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2005
5.000% due 08/01/2022	1,800	1,900
Leander Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2011
4.000% due 08/15/2020	3,290	3,676
Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,738
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	541
San Antonio, Texas City Public Service Board Revenue Notes, Series 2009
5.000% due 02/01/2019	500	585
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.030% due 10/01/2041	6,855	6,855
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	817
5.000% due 04/01/2019	1,000	1,147
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	142
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,733
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	113

		31,950

VIRGINIA 0.1%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	467

WASHINGTON 2.8%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,020
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	264
5.250% due 01/01/2039	500	528
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2019	2,500	2,921
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,173
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2023	5,750	6,630
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	500	563

		13,099

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	185	144

WISCONSIN 0.5%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	2,200	2,263
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	144

		2,407

Total Municipal Bonds & Notes (Cost $326,629)		333,703

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
0.285% due 03/25/2034	64	63
1.065% due 04/25/2032	59	60
Freddie Mac
1.575% due 10/25/2021 (a)	689	66

Total U.S. Government Agencies (Cost $179)		189

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2023 (g)	1,719	1,623
0.625% due 07/15/2021 (g)	5,282	5,362
0.750% due 02/15/2042 (g)	5,165	4,152
2.000% due 01/15/2026	353	391
2.125% due 02/15/2041 (g)	959	1,077
2.375% due 01/15/2025	124	142
2.375% due 01/15/2027 (g)	1,736	2,000
U.S. Treasury Notes
0.250% due 09/15/2014 (j)	100	100

Total U.S. Treasury Obligations (Cost $17,018)		14,847

MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Assets Trust
1.103% due 09/25/2046		49	33
Banc of America Commercial Mortgage Trust
5.572% due 04/10/2049		104	113
Banc of America Funding Corp.
2.572% due 06/20/2032		74	73
3.694% due 01/20/2047 ^		69	56
Bear Stearns Adjustable Rate Mortgage Trust
2.600% due 03/25/2035		358	361
2.831% due 02/25/2034		190	187
5.180% due 03/25/2035		353	343
Countrywide Alternative Loan Trust
0.347% due 02/20/2047		554	367
Countrywide Home Loan Mortgage Pass-Through Trust
2.826% due 08/25/2034		55	48
Credit Suisse First Boston Mortgage Securities Corp.
2.329% due 07/25/2033		51	51
EMF-NL Prime BV
1.025% due 04/17/2041	EUR	93	114
Eurosail PLC
1.725% due 10/17/2040		101	138
Granite Master Issuer PLC
0.729% due 12/20/2054	GBP	2,680	4,396
GSR Mortgage Loan Trust
2.457% due 06/25/2034		$75	74
5.750% due 01/25/2037		72	69
IndyMac Mortgage Loan Trust
0.465% due 07/25/2035		3,227	2,853
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		286	306
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		53	58
MASTR Adjustable Rate Mortgages Trust
2.211% due 05/25/2034		223	222
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 06/15/2030		146	141
1.027% due 08/15/2032		458	450
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036		107	98
1.165% due 10/25/2035		54	53
Morgan Stanley Capital Trust
4.700% due 07/15/2056		93	96
5.665% due 04/15/2049		1,984	2,170
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		351	278
Structured Asset Mortgage Investments Trust
0.385% due 05/25/2036		567	417
0.416% due 07/19/2035		102	95
Thornburg Mortgage Securities Trust
5.750% due 06/25/2037		982	948
5.800% due 06/25/2037		216	184
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		230	252
5.924% due 02/15/2051		522	563
WaMu Mortgage Pass-Through Certificates
1.543% due 08/25/2042		56	52
4.352% due 03/25/2037 ^		1,892	1,616
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		261	259

Total Mortgage-Backed Securities (Cost $16,098)			17,534

ASSET-BACKED SECURITIES 7.6%
Berica Asset-Backed Security SRL
0.593% due 12/30/2055	EUR	2,270	3,027
Citigroup Mortgage Loan Trust, Inc.
0.305% due 08/25/2036		$173	129
Countrywide Asset-Backed Certificates
0.305% due 07/25/2037		11,100	7,816
0.305% due 08/25/2037		1,000	744
0.315% due 01/25/2037		4,688	4,145
0.315% due 06/25/2047		7,400	5,578
0.445% due 09/25/2036		6,550	5,235
Credit-Based Asset Servicing and Securitization LLC
4.416% due 12/25/2035		645	610
IXIS Real Estate Capital Trust
0.395% due 01/25/2037		174	82
JPMorgan Mortgage Acquisition Trust
0.305% due 10/25/2036		1,000	778
Option One Mortgage Loan Trust
5.611% due 01/25/2037 ^		1,490	1,209

Residential Asset Mortgage Products Trust
0.365% due 03/25/2036		352	339
Residential Asset Securities Corp. Trust
0.345% due 04/25/2036		302	277
0.425% due 07/25/2036		3,700	2,084
6.228% due 04/25/2032		12	13
Sierra Madre Funding Ltd.
0.568% due 09/07/2039		4,096	3,031

Total Asset-Backed Securities (Cost $26,441)			35,097

SOVEREIGN ISSUES 4.6%
Australia Government Bond
2.750% due 04/21/2024	AUD	4,000	3,133
3.250% due 04/21/2025		900	728
5.500% due 04/21/2023		9,000	8,884
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	13,400	4,001
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014		258	109
10.000% due 01/01/2017		2,037	818
10.000% due 01/01/2021		35	13
10.000% due 01/01/2023		35	13
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	300	474
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	300	231
Qatar Government International Bond
5.250% due 01/20/2020		$500	560
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	1,400	2,000

Total Sovereign Issues (Cost $21,718)			20,964

SHORT-TERM INSTRUMENTS 4.3%
REPURCHASE AGREEMENTS (f) 0.4%			2,027

MEXICO TREASURY BILLS 3.3%
3.493% due 01/30/2014 - 03/06/2014 (b)	MXN	201,800	15,402

U.S. TREASURY BILLS 0.6%
0.120% due 11/13/2014 - 12/11/2014 (b)(j)		$2,633	2,631

Total Short-Term Instruments (Cost $20,117)			20,060

Total Investments in Securities (Cost $451,471)			467,140

Total Investments 101.3% (Cost $451,471)			$467,140
Financial Derivative Instruments (h)(i) (0.1%) (Cost or Premiums, net $844)			(669)
Other Assets and Liabilities, net (1.2%)			(5,536)

Net Assets 100.0%			$460,935

Notes To Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$2,027	Freddie Mac 2.080% due 10/17/2022	$(2,068)	$2,027	$2,027

Total Repurchase Agreements						$(2,068)	$2,027	$2,027

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions (3)
BCY	0.180%	12/11/2013	01/10/2014	$(10,234)	$(10,230)
	0.200%	12/19/2013	01/09/2014	(4,228)	(4,226)

Total Sale-Buyback Transactions					$(14,456)

(2)	As of December 31, 2013, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2013 was $11,358 at a weighted average interest rate of 0.136%.
(3)	Payable for sale-buyback transactions includes $(7) of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2044	$500	$(498)	$(497)

Total Short Sales				$(498)	$(497)

(g)	Securities with an aggregate market value of $14,213 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	264	$(100)	$(132)

Total Written Options				$(100)	$(132)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap March Futures	Long	03/2014	249	$(290)	$0	$(35)
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	35	43	12	0
90-Day Eurodollar June Futures	Long	06/2015	470	5	0	(17)
90-Day Eurodollar September Futures	Long	09/2015	159	(41)	0	(8)
90-Day Eurodollar September Futures	Long	09/2017	159	(85)	0	(16)
Euro-OAT France Government Bond March Futures	Short	03/2014	106	173	0	(12)
Japan Government 10-Year Bond March Futures	Short	03/2014	12	77	39	0
U.S. Treasury 10-Year Note March Futures	Short	03/2014	311	703	53	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2014	40	111	19	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2014	70	(251)	0	(57)

Total Futures Contracts				$445	$123	$(145)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection(1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(2)		Market Value(3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe 9 Index	(1.750%	)	06/20/2018	EUR	3,700	$(219)	$(149)	$0	$(1)
iTraxx Europe 12 Index	(1.000%	)	12/20/2014		600	(7)	(2)	0	0
iTraxx Europe 17 Index	(1.000%	)	06/20/2017		93,500	(2,502)	(2,603)	0	(6)
iTraxx Europe 18 Index	(1.000%	)	12/20/2017		3,100	(80)	(95)	0	0
iTraxx Europe 19 Index	(1.000%	)	06/20/2018		4,000	(94)	(147)	0	0
iTraxx Europe Crossover 17 Index	(5.000%	)	06/20/2017		2,352	(362)	(171)	3	0
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017		1,078	(168)	(122)	2	0

						$(3,432)	$(3,289)	$5	$(7)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	2,500	$21	$29	$1	$0
Pay	3-Month CAD-Bank Bill	3.400%	12/15/2021		300	(4)	(4)	0	(0)
Pay	3-Month CAD-Bank Bill	3.000%	06/15/2022		800	(29)	(29)	0	(1)
Pay	3-Month CAD-Bank Bill	2.500%	12/18/2023		7,600	(431)	(410)	0	(0)
Pay	3-Month CAD-Bank Bill	3.750%	12/18/2028		4,400	57	(62)	2	0
Receive	3-Month CAD-Bank Bill	2.480%	12/15/2041		300	13	14	0	0
Receive	3-Month CAD-Bank Bill	2.400%	03/17/2042		800	37	40	1	0
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043		3,200	586	513	3	0
Receive	3-Month CAD-Bank Bill	3.500%	12/18/2043		2,900	88	39	3	0
Pay	3-Month SEK-LIBOR	2.500%	09/15/2016	SEK	15,100	72	(10)	0	(1)
Pay	3-Month USD-LIBOR	2.000%	12/18/2018		$40,300	468	(112)	0	(82)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		38,400	3,299	2,640	197	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		26,200	175	(53)	148	0
Receive	3-Month USD-LIBOR	2.500%	06/19/2028		600	76	74	5	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		12,700	1,912	1,888	124	0
Receive	3-Month USD-LIBOR	3.050%	06/13/2043		3,600	582	518	43	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		12,600	2,742	2,017	144	0
Receive	3-Month USD-LIBOR	2.950%	07/10/2043		6,100	1,031	744	72	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		32,800	2,604	1,066	418	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	500	5	2	1	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		900	0	2	2	0
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		900	(60)	(35)	2	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		2,700	(131)	(114)	7	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		100	(3)	(4)	0	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		2,300	(30)	(37)	6	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		1,200	(29)	(37)	3	0
Receive	6-Month EUR-EURIBOR	2.250%	03/19/2024	EUR	14,600	(52)	(221)	0	(44)
Pay	6-Month GBP-LIBOR	2.000%	03/19/2019	GBP	3,600	(76)	(87)	11	0
Receive	6-Month GBP-LIBOR	3.500%	03/19/2044		900	(11)	8	0	(13)
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	860,000	39	1	15	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		790,000	(84)	(27)	25	0
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041		360,000	(90)	258	30	0
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		150,000	48	52	12	0

						$12,825	$8,663	$1,275	$(141)

Total Swap Agreements						$9,393	$5,374	$1,280	$(148)

Cash of $8,582 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	BRL	1,012		$444	$15	$0
	01/2014		$432	BRL	1,012	0	(3)
	01/2014		2,311	EUR	1,706	37	0
	02/2014	BRL	427		$205	26	0
	02/2014	JPY	400,652		3,900	95	0
	02/2014		$205	BRL	427	0	(26)
	05/2014	CNY	50,369		$8,200	0	(40)
BPS	01/2014	BRL	675		303	17	0
	01/2014		$288	BRL	675	0	(2)
	02/2014	JPY	215,600		$2,139	91	0
	02/2014	MXN	47,614		3,668	33	0
	02/2014		$275	BRL	571	0	(36)
	03/2014		2,400	MXN	31,258	0	(18)
	04/2014	CNY	123		$20	0	0
BRC	01/2014	AUD	15,556		14,207	320	0
	02/2014	CNY	61		10	0	0
CBK	02/2014		61		10	0	0
	03/2014	MXN	13,536		1,038	6	0
	03/2014	RUB	8,205		252	5	0
DUB	01/2014	BRL	886		381	6	0
	01/2014		$379	BRL	886	0	(4)
	02/2014	EUR	388		$531	0	(3)
	03/2014	CAD	368		345	0	(1)
	06/2014		$3,297	CNY	20,217	10	0
	10/2016	JPY	253,014		$3,576	1,092	0
FBF	01/2014	BRL	2,479		1,065	14	0
	01/2014	CNY	10,019		1,635	0	(15)
	01/2014	GBP	2,685		4,348	0	(98)
	01/2014		$1,072	BRL	2,479	0	(21)
	03/2014	RUB	8,206		$252	5	0
	05/2014	CNY	264		43	0	0
	11/2014	BRL	1,417		600	41	0
GLM	01/2014		672		295	10	0
	01/2014	MXN	34,439		2,649	17	0
	01/2014		$287	BRL	672	0	(2)
	01/2014		13	HUF	2,805	0	0
	02/2014	BRL	622		$300	39	0
	02/2014	MXN	45,942		3,497	11	(22)
	02/2014		$300	BRL	622	0	(39)
	03/2014		510	RUB	16,616	0	(10)
HUS	01/2014	CNY	61		$10	0	0
	01/2014		$308	CNY	1,884	2	0
	02/2014		4,131	JPY	410,171	0	(235)
	04/2014	CNY	1,884		$308	0	(1)
	05/2014		$5,338	CNY	32,722	15	0
	11/2014	BRL	1,297		$550	38	0
JPM	01/2014	EUR	5,265		7,085	0	(158)
	02/2014	BRL	571		275	36	0
	03/2014		$250	RUB	8,144	0	(5)
	11/2014	BRL	1,561		$660	44	0
MSC	01/2014		8,871		3,774	14	0
	01/2014	MXN	30,995		2,386	17	0
	01/2014		$3,798	BRL	8,871	0	(38)
	02/2014	BRL	8,871		$3,768	38	0
	02/2014	MXN	27,470		2,079	0	(19)
	11/2014	BRL	1,984		840	57	0
	11/2014		$660	BRL	1,562	0	(43)
SCX	01/2014		1,328	CNY	8,196	22	0
SOG	01/2014	BRL	684		$300	10	0
	01/2014		$292	BRL	684	0	(2)
UAG	01/2014	NZD	259		$211	0	(3)
	01/2014	RUB	7,851		238	0	0
	02/2014	SEK	260		39	0	(1)
	03/2014	RUB	8,350		256	5	0
	04/2014	CNY	123		20	0	0
	11/2014		$1,990	BRL	4,698	0	(135)
WST	01/2014	EUR	1,444		$1,943	0	(44)

Total Forward Foreign Currency Contracts						$2,188	$(1,024)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200%	04/16/2014	EUR	8,300	$165	$34
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.090%	08/06/2014		2,700	82	63
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800%	03/06/2014		1,900	107	37
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.300%	01/31/2014	GBP	2,600	113	128
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		$1,800	3	0
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650%	08/06/2014	EUR	5,400	400	424
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.300%	01/31/2014	GBP	1,300	51	64
FBF	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800%	03/12/2014	EUR	1,000	57	21
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800%	03/12/2014		2,100	122	44
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.090%	08/06/2014		2,700	82	63
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		$3,300	6	0
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.180%	04/17/2014	EUR	3,400	66	16

								$1,254	$894

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC USD versus RUB	RUB	30.000	02/13/2014	$300	$4	$0
FBF	Put - OTC USD versus RUB		30.000	02/13/2014	4,800	68	0
HUS	Put - OTC USD versus RUB		30.000	02/13/2014	2,400	33	0
UAG	Put - OTC USD versus RUB		30.000	02/13/2014	1,000	14	0

						$119	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
GLM	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	10/24/2014	$2,400	$274	$261

Total Purchased Options					$1,647	$1,155

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015		$5,500	$(147)	$(161)
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.795%	01/31/2014	GBP	10,400	(142)	(328)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		$41,500	(515)	(479)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/03/2014		20,200	(75)	(89)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.795%	01/31/2014	GBP	5,200	(62)	(164)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/03/2014		$18,400	(67)	(81)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		162,000	(140)	(299)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015		5,800	(155)	(169)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		11,100	(136)	(294)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		15,100	(287)	(611)

								$(1,726)	$(2,675)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.200%	01/15/2014	EUR	8,300	$(22)	$0
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.300%	02/19/2014		8,300	(24)	0
MYC	Put - OTC CDX.IG-21 5-Year Index	Sell	1.200%	03/19/2014		$5,400	(8)	(1)
							$(54)	$(1)

Total Written Options							$(1,780)	$(2,676)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	AT&T, Inc.	(1.000%)	03/20/2017	0.275%		$300	$(2)	$(5)	$0	$(7)
	Australia & New Zealand Banking Group Ltd.	(1.000%)	06/20/2018	0.709%		200	(2)	0	0	(2)
	Carnival Corp.	(1.000%)	03/20/2016	0.165%		300	0	(5)	0	(5)
	Carnival Corp.	(1.000%)	09/20/2017	0.366%		200	2	(7)	0	(5)
	Costco Wholesale Corp.	(1.000%)	03/20/2017	0.132%		600	(15)	(2)	0	(17)
	DDR Corp.	(1.000%)	06/20/2016	0.435%		300	7	(12)	0	(5)
	DDR Corp.	(1.000%)	09/20/2017	0.716%		600	26	(33)	0	(7)
	DDR Corp.	(1.000%)	12/20/2017	0.771%		100	4	(5)	0	(1)
	Kimco Realty Corp.	(1.000%)	09/20/2017	0.554%		300	5	(10)	0	(5)
	L Brands, Inc.	(1.000%)	03/20/2017	0.697%		600	32	(38)	0	(6)
	Macy’s Retail Holdings, Inc.	(1.000%)	03/20/2017	0.279%		2,200	15	(67)	0	(52)
	Macy’s Retail Holdings, Inc.	(1.000%)	06/20/2017	0.324%		300	0	(7)	0	(7)
	Marriott International, Inc.	(1.000%)	03/20/2016	0.111%		300	(2)	(4)	0	(6)
	Marriott International, Inc.	(1.000%)	09/20/2016	0.159%		600	10	(24)	0	(14)
	Marriott International, Inc.	(1.000%)	03/20/2017	0.192%		1,200	(5)	(27)	0	(32)
	Marriott International, Inc.	(1.000%)	12/20/2017	0.289%		600	(2)	(15)	0	(17)
	Nordstrom, Inc.	(1.000%)	09/20/2016	0.156%		100	0	(2)	0	(2)
	Nordstrom, Inc.	(1.000%)	12/20/2017	0.280%		400	(3)	(8)	0	(11)
	Ryder System, Inc.	(1.000%)	03/20/2016	0.190%		600	5	(16)	0	(11)
	Southwest Airlines Co.	(1.000%)	03/20/2016	0.218%		300	4	(9)	0	(5)
	Standard Chartered PLC	(1.000%)	06/20/2017	0.690%	EUR	100	3	(5)	0	(2)
	Sweden Government Bond	(0.250%)	09/20/2021	0.290%		$900	16	(14)	2	0
	Target Corp.	(1.000%)	09/20/2016	0.115%		300	(6)	(1)	0	(7)
	Target Corp.	(1.000%)	03/20/2017	0.138%		600	(17)	0	0	(17)
	Target Corp.	(1.000%)	06/20/2017	0.155%		300	(9)	0	0	(9)
	Target Corp.	(1.000%)	09/20/2017	0.170%		500	(14)	(1)	0	(15)
	Wells Fargo & Co.	(1.000%)	09/20/2016	0.189%		400	4	(13)	0	(9)
	Wells Fargo & Co.	(1.000%)	12/20/2016	0.201%		300	7	(14)	0	(7)
BPS	Alcoa, Inc.	(1.000%)	06/20/2016	0.594%		300	8	(11)	0	(3)
	Carnival Corp.	(1.000%)	09/20/2016	0.231%		200	1	(5)	0	(4)
	Carnival Corp.	(1.000%)	09/20/2017	0.366%		300	(1)	(6)	0	(7)
	Newell Rubbermaid, Inc.	(1.000%)	03/20/2018	0.371%		200	(2)	(4)	0	(6)
	Newell Rubbermaid, Inc.	(1.000%)	06/20/2018	0.407%		200	(3)	(2)	0	(5)
	Ryder System, Inc.	(1.000%)	09/20/2016	0.260%		300	2	(8)	0	(6)
	Sweden Government Bond	(0.250%)	09/20/2021	0.290%		300	5	(4)	1	0
	Telefonaktiebolaget LM Ericsson	(1.000%)	09/20/2017	0.445%	EUR	100	3	(6)	0	(3)
	United Parcel Service of America, Inc.	(1.000%)	09/20/2017	0.108%		$100	(3)	0	0	(3)
	Weyerhaeuser Co.	(1.000%)	06/20/2018	0.566%		100	0	(2)	0	(2)
	Xerox Corp.	(1.000%)	12/20/2018	0.834%		100	1	(2)	0	(1)
BRC	E.I. du Pont de Nemours & Co.	(1.000%)	03/20/2018	0.274%		300	(8)	(1)	0	(9)
	Halliburton Co.	(1.000%)	09/20/2016	0.135%		300	(5)	(2)	0	(7)
	Newell Rubbermaid, Inc.	(1.000%)	03/20/2018	0.371%		100	(1)	(2)	0	(3)
	Newell Rubbermaid, Inc.	(1.000%)	06/20/2018	0.407%		100	(2)	(1)	0	(3)
	Nordstrom, Inc.	(1.000%)	12/20/2017	0.280%		200	(1)	(4)	0	(5)
	Nordstrom, Inc.	(1.000%)	03/20/2018	0.302%		100	(1)	(2)	0	(3)
	Omnicom Group, Inc.	(1.000%)	03/20/2018	0.262%		100	(2)	(1)	0	(3)
	Qwest Corp.	(1.000%)	03/20/2018	0.788%		200	(1)	(1)	0	(2)
	Raytheon Co.	(1.000%)	03/20/2018	0.158%		300	(8)	(2)	0	(10)
	Sempra Energy	(1.100%)	03/20/2014	0.053%		100	0	0	0	(0)
	Williams Cos., Inc.	(1.000%)	09/20/2016	0.560%		300	7	(11)	0	(4)
	Xerox Corp.	(1.000%)	12/20/2018	0.834%		200	2	(4)	0	(2)
CBK	Australia & New Zealand Banking Group Ltd.	(1.000%)	06/20/2018	0.709%		1,000	(12)	(1)	0	(13)
	Generali Finance B.V.	(1.000%)	09/20/2016	0.598%	EUR	300	27	(32)	0	(5)
	Norfolk Southern Corp.	(1.000%)	09/20/2017	0.124%		$300	(9)	(1)	0	(10)
	Rabobank Group	(1.000%)	03/20/2017	0.359%	EUR	300	4	(13)	0	(9)
	Standard Chartered PLC	(1.000%)	06/20/2017	0.690%		200	7	(10)	0	(3)
	Turkey Government International Bond	(1.000%)	03/20/2021	2.679%		$500	36	16	52	0
DUB	Arrow Electronics, Inc.	(1.000%)	03/20/2017	0.426%		200	1	(5)	0	(4)
	BNP Paribas S.A.	(1.000%)	03/20/2017	0.453%	EUR	300	14	(21)	0	(7)
	BNP Paribas S.A.	(1.000%)	03/20/2018	0.645%		300	5	(11)	0	(6)
	Home Depot, Inc.	(1.000%)	06/20/2017	0.150%		$200	(6)	0	0	(6)
	L Brands, Inc.	(1.000%)	03/20/2017	0.697%		100	6	(7)	0	(1)
	Newell Rubbermaid, Inc.	(1.000%)	06/20/2018	0.407%		100	(2)	(1)	0	(3)
	Nordstrom, Inc.	(1.000%)	12/20/2017	0.280%		600	(3)	(14)	0	(17)
	Omnicom Group, Inc.	(1.000%)	03/20/2018	0.262%		100	(2)	(1)	0	(3)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.000%)	03/20/2017	0.239%		200	1	(6)	0	(5)
	Wells Fargo & Co.	(1.000%)	09/20/2016	0.189%		800	8	(26)	0	(18)
	Wells Fargo & Co.	(1.000%)	12/20/2016	0.201%		300	7	(15)	0	(8)
FBF	COX Communications, Inc.	(1.000%)	09/20/2017	0.458%		100	(2)	0	0	(2)
	COX Communications, Inc.	(1.000%)	03/20/2018	0.523%		100	(3)	1	0	(2)
	Ericsson LM Telephone Co.	(1.000%)	03/20/2018	0.523%	EUR	300	6	(14)	0	(8)
	Goodrich Corp.	(1.000%)	09/20/2016	0.045%		$300	(7)	(1)	0	(8)
	Honeywell International, Inc.	(1.000%)	09/20/2016	0.065%		300	(9)	1	0	(8)
	Ingersoll-Rand Co.	(1.000%)	09/20/2016	0.159%		300	(9)	2	0	(7)
	Macy’s Retail Holdings, Inc.	(1.000%)	12/20/2016	0.252%		100	1	(3)	0	(2)
	Macy’s Retail Holdings, Inc.	(1.000%)	03/20/2017	0.279%		300	4	(11)	0	(7)
	Marriott International, Inc.	(1.000%)	12/20/2017	0.289%		100	0	(3)	0	(3)
	Noble Corp.	(1.000%)	03/20/2017	0.586%		200	0	(3)	0	(3)
	Nordstrom, Inc.	(1.000%)	09/20/2016	0.156%		200	(1)	(4)	0	(5)
	Nordstrom, Inc.	(1.000%)	12/20/2017	0.280%		100	(1)	(2)	0	(3)
	Raytheon Co.	(1.000%)	09/20/2016	0.090%		300	(9)	1	0	(8)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.000%)	03/20/2017	0.239%		300	1	(9)	0	(8)
	Target Corp.	(1.000%)	06/20/2017	0.155%		300	(9)	0	0	(9)
	Telefonaktiebolaget LM Ericsson	(1.000%)	09/20/2017	0.445%	EUR	200	7	(12)	0	(5)
	Union Pacific Corp.	(1.000%)	09/20/2016	0.077%		$300	(9)	1	0	(8)
	United Parcel Service of America, Inc.	(1.000%)	09/20/2016	0.073%		300	(9)	1	0	(8)
	Xerox Corp.	(1.000%)	12/20/2018	0.834%		100	1	(2)	0	(1)
GST	BNP Paribas S.A.	(1.000%)	03/20/2018	0.645%	EUR	200	3	(7)	0	(4)
	Carnival Corp.	(1.000%)	09/20/2016	0.231%		$300	2	(8)	0	(6)
	COX Communications, Inc.	(1.000%)	09/20/2017	0.458%		200	(4)	0	0	(4)
	COX Communications, Inc.	(1.000%)	03/20/2018	0.523%		100	(3)	1	0	(2)
	DDR Corp.	(1.000%)	06/20/2016	0.435%		300	9	(13)	0	(4)
	DIRECTV Holdings LLC	(1.000%)	03/20/2018	0.731%		200	5	(7)	0	(2)
	Ericsson LM Telephone Co.	(1.000%)	03/20/2018	0.523%	EUR	200	4	(9)	0	(5)
	Home Depot, Inc.	(1.000%)	12/20/2016	0.122%		$100	(2)	(1)	0	(3)
	Macy’s Retail Holdings, Inc.	(1.000%)	06/20/2017	0.324%		300	2	(9)	0	(7)
	Marriott International, Inc.	(1.000%)	09/20/2016	0.159%		100	3	(5)	0	(2)
	Marriott International, Inc.	(1.000%)	09/20/2017	0.261%		300	3	(12)	0	(9)
	Newell Rubbermaid, Inc.	(1.000%)	09/20/2017	0.323%		200	1	(6)	0	(5)
	Newell Rubbermaid, Inc.	(1.000%)	03/20/2018	0.371%		100	(1)	(2)	0	(3)
	Qwest Corp.	(1.000%)	03/20/2018	0.788%		200	0	(2)	0	(2)
	Standard Chartered PLC	(1.000%)	06/20/2017	0.690%	EUR	200	7	(10)	0	(3)
	Stanley Black & Decker, Inc.	(1.000%)	09/20/2017	0.377%		$200	(3)	(2)	0	(5)
	Target Corp.	(1.000%)	03/20/2018	0.194%		300	(9)	(1)	0	(10)
	Xerox Corp.	(1.000%)	12/20/2018	0.834%		300	3	(5)	0	(2)
JPM	BNP Paribas S.A.	(1.000%)	06/20/2017	0.512%	EUR	400	42	(51)	0	(9)
	Kimco Realty Corp.	(1.000%)	09/20/2017	0.554%		$200	3	(6)	0	(3)
	Target Corp.	(1.000%)	09/20/2016	0.115%		400	(9)	(1)	0	(10)
	United Parcel Service of America, Inc.	(1.000%)	03/20/2021	0.323%		100	(3)	(1)	0	(4)
MYC	Alcoa, Inc.	(1.000%)	06/20/2016	0.594%		200	5	(7)	0	(2)
	AT&T, Inc.	(1.000%)	12/20/2016	0.255%		300	(2)	(4)	0	(6)
	BNP Paribas S.A.	(1.000%)	03/20/2017	0.453%	EUR	300	13	(21)	0	(8)
	BNP Paribas S.A.	(1.000%)	06/20/2017	0.512%		200	21	(26)	0	(5)
	COX Communications, Inc.	(1.000%)	03/20/2018	0.523%		$200	(6)	2	0	(4)
	DIRECTV Holdings LLC	(1.000%)	03/20/2018	0.731%		100	3	(4)	0	(1)
	Home Depot, Inc.	(1.000%)	03/20/2018	0.188%		300	(9)	(1)	0	(10)
	Kimco Realty Corp.	(1.000%)	06/20/2016	0.411%		300	(1)	(3)	0	(4)
	Mondelez International, Inc.	(1.000%)	03/20/2018	0.317%		300	(10)	1	0	(9)
	Ryder System, Inc.	(1.000%)	09/20/2016	0.260%		300	2	(8)	0	(6)
	Target Corp.	(1.000%)	06/20/2016	0.101%		300	(7)	0	0	(7)
	Wells Fargo & Co.	(1.000%)	12/20/2016	0.201%		400	10	(20)	0	(10)
SOG	Generali Finance B.V.	(1.000%)	09/20/2016	0.598%	EUR	300	22	(27)	0	(5)
UAG	Marriott International, Inc.	(1.000%)	03/20/2017	0.192%		$300	(2)	(6)	0	(8)
	Ryder System, Inc.	(1.000%)	06/20/2016	0.228%		100	1	(3)	0	(2)
	Union Pacific Corp.	(1.000%)	09/20/2017	0.104%		200	(6)	(1)	0	(7)

							$175	$(915)	$55	$(795)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2023	1.175%	$100	$(4)	$3	$0	$(1)
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%	100	1	0	1	0
	Safeway, Inc.	1.000%	12/20/2022	2.660%	100	(24)	12	0	(12)
CBK	China Government International Bond	1.000%	12/20/2016	0.391%	200	(9)	13	4	0
DUB	Ally Financial, Inc.	5.000%	12/20/2020	1.760%	600	26	94	120	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2020	0.931%	500	(6)	9	3	0
	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.066%	200	7	8	15	0
	General Electric Capital Corp.	1.000%	06/20/2014	0.174%	400	2	(1)	1	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.282%	200	3	0	3	0
	Goldman Sachs Group, Inc.	1.000%	06/20/2014	0.181%	700	3	0	3	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.182%	700	4	0	4	0
	Morgan Stanley	1.000%	06/20/2014	0.363%	300	1	0	1	0
HUS	Russia Government International Bond	1.000%	09/20/2014	0.517%	100	0	0	0	0

						$4	$138	$155	$(13)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	(0.110%	)	05/25/2046		$275	$111	$(42)	$69	$0
	iTraxx Japan 16 5-Year Index	(1.000%	)	12/20/2016	JPY	30,000	16	(21)	0	(5)
BPS	iTraxx Europe Senior Financials 5-Year 19 Index	(1.000%	)	06/20/2018	EUR	1,000	25	(39)	0	(14)
BRC	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037		$87	45	(9)	36	0
	iTraxx Japan 16 5-Year Index	(1.000%	)	12/20/2016	JPY	10,000	5	(7)	0	(2)
DUB	iTraxx Europe Senior Financials 5-Year 19 Index	(1.000%	)	06/20/2018	EUR	900	22	(35)	0	(13)
FBF	iTraxx Japan 16 5-Year Index	(1.000%	)	12/20/2016	JPY	20,000	10	(14)	0	(4)
GST	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037		$262	135	(27)	108	0
	iTraxx Japan 16 5-Year Index	(1.000%	)	12/20/2016	JPY	20,000	10	(14)	0	(4)
JPM	ABX.HE.AAA.6-2 Index	(0.110%	)	05/25/2046		$183	75	(29)	46	0
MYC	ABX.HE.AAA.6-2 Index	(0.110%	)	05/25/2046		92	37	(14)	23	0
	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037		437	226	(45)	181	0
	iTraxx Europe 15 5-Year Index 9-12%	(1.000%	)	06/20/2016	EUR	2,201	292	(338)	0	(46)
	iTraxx Europe Senior Financials 5-Year 16 Index	(1.000%	)	12/20/2016		700	49	(59)	0	(10)
	iTraxx Europe Senior Financials 5-Year 17 Index	(1.000%	)	06/20/2017		1,800	92	(120)	0	(28)
UAG	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018		6,100	48	(49)	0	(1)

							$1,198	$(862)	$463	$(127)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
MYC	iTraxx Europe 9 10-Year Index 22-100%	0.250%	06/20/2018	EUR	6,100	$(223)	$224	$1	$0

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.160%	01/02/2015	BRL	1,500	$0	$(13)	$0	$(13)
	Pay	1-Year BRL-CDI	8.420%	01/02/2017		5,700	9	(195)	0	(186)
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		7,800	(28)	(214)	0	(242)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		5,300	26	(160)	0	(134)
	Pay	1-Year BRL-CDI	10.410%	01/02/2017		3,100	0	(40)	0	(40)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		3,400	0	(26)	0	(26)
	Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	400	2	(14)	0	(12)
	Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		400	2	(7)	0	(5)
BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017	BRL	400	0	(12)	0	(12)
BRC	Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	AUD	4,600	23	195	218	0
DUB	Pay	1-Year BRL-CDI	7.620%	01/02/2015	BRL	2,400	(5)	(25)	0	(30)
	Pay	1-Year BRL-CDI	8.430%	01/02/2015		1,600	10	(17)	0	(7)
	Pay	1-Year BRL-CDI	8.415%	01/02/2017		6,900	0	(223)	0	(223)
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		4,100	(15)	(113)	0	(128)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		100	0	(3)	0	(3)
FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017		3,100	(1)	(99)	0	(100)
	Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	AUD	4,500	22	190	212	0
GLM	Pay	1-Year BRL-CDI	8.150%	01/02/2015	BRL	4,600	0	(40)	0	(40)
	Pay	1-Year BRL-CDI	9.940%	01/02/2015		1,700	0	17	17	0
	Pay	1-Year BRL-CDI	8.720%	01/02/2017		6,400	(7)	(183)	0	(190)
	Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	118,800	(241)	(25)	0	(266)
JPM	Pay	1-Year BRL-CDI	7.890%	01/02/2015	BRL	400	0	(4)	0	(4)
	Pay	1-Year BRL-CDI	9.980%	01/02/2015		1,100	0	12	12	0
	Pay	1-Year BRL-CDI	9.010%	01/02/2017		3,800	37	(128)	0	(91)
MYC	Pay	1-Year BRL-CDI	8.630%	01/02/2015		4,000	33	(43)	0	(10)
	Pay	1-Year BRL-CDI	8.630%	01/02/2017		2,400	0	(77)	0	(77)
	Pay	1-Year BRL-CDI	8.640%	01/02/2017		4,200	31	(150)	0	(119)
	Pay	1-Year BRL-CDI	9.140%	01/02/2017		1,900	0	(49)	0	(49)
RYL	Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	AUD	4,800	(15)	241	226	0
UAG	Pay	1-Year BRL-CDI	9.930%	01/02/2015	BRL	1,300	1	12	13	0
	Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	AUD	3,300	15	125	140	0
	Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017		3,300	24	116	140	0
							$(77)	$(952)	$978	$(2,007)

Total Swap Agreements							$1,077	$(2,367)	$1,652	$(2,942)

(j)	Securities with an aggregate market value of $2,731 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,809	$0	$2,809
Corporate Bonds & Notes
Banking & Finance	0	7,470	286	7,756
Industrials	0	3,253	157	3,410
Utilities	0	10,771	0	10,771
Municipal Bonds & Notes
Alaska	0	4,577	0	4,577
Arizona	0	2,880	0	2,880
California	0	38,696	0	38,696
Colorado	0	23,276	0	23,276
Florida	0	23,981	0	23,981
Georgia	0	3,916	0	3,916
Illinois	0	6,069	0	6,069
Indiana	0	7,109	0	7,109
Iowa	0	1,807	0	1,807
Kansas	0	393	0	393
Maryland	0	892	0	892
Massachusetts	0	15,626	0	15,626
Michigan	0	4,257	0	4,257
Minnesota	0	1,225	0	1,225
Nebraska	0	396	0	396
New Hampshire	0	5,000	0	5,000
New Jersey	0	18,293	0	18,293
New York	0	64,568	0	64,568
North Carolina	0	9,266	0	9,266
Ohio	0	33,143	0	33,143
Oklahoma	0	1,700	0	1,700
Oregon	0	584	0	584
Pennsylvania	0	15,296	0	15,296
Tennessee	0	2,686	0	2,686
Texas	0	31,950	0	31,950
Virginia	0	467	0	467
Washington	0	13,099	0	13,099
West Virginia	0	144	0	144
Wisconsin	0	2,407	0	2,407
U.S. Government Agencies	0	189	0	189
U.S. Treasury Obligations	0	14,847	0	14,847
Mortgage-Backed Securities	0	17,534	0	17,534
Asset-Backed Securities	0	35,097	0	35,097
Sovereign Issues	0	20,964	0	20,964
Short-Term Instruments
Repurchase Agreements	0	2,027	0	2,027
Mexico Treasury Bills	0	15,402	0	15,402
U.S. Treasury Bills	0	2,631	0	2,631

Total Investments	$0	$466,697	$443	$467,140

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(497)	$0	$(497)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	123	1,280	0	1,403
Over the counter	0	4,734	261	4,995
	$123	$6,014	$261	$6,398

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(277)	(148)	0	(425)
Over the counter	0	(6,642)	0	(6,642)

	$(277)	$(6,790)	$0	$(7,067)

Totals	$(154)	$465,424	$704	$465,974
There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$322	$0	$(18)	$0	$0	$(18)	$0	$0	$286	$(17)
Industrials	219	0	(52)	0	0	(10)	0	0	157	(2)

	$541	$0	$(70)	$0	$0	$(28)	$0	$0	$443	$(19)

Financial Derivative Instruments - Assets
Over the counter	5	274	0	0	0	(18)	0	0	261	(17)

Totals	$546	$274	$(70)	$0	$0	$(46)	$0	$0	$704	$(36)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$286	Third Party Vendor	Broker Quote	101.50
Industrials	157	Third Party Vendor	Broker Quote	113.50

Financial Derivative Instruments - Assets
Over the counter	261	Indicative Market Quotation	Broker Quote	0.00 - 10.89

Total	$704

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Worldwide Fundamental Advantage AR Strategy Fund

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 72.8%
BANK LOAN OBLIGATIONS 2.0%
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		$1,985	$2,002
Biomet, Inc.
3.665% due 07/25/2017		9,931	10,023
BMC Software Finance, Inc.
5.000% due 09/10/2020		15,400	15,482
Charter Communications Operating LLC
3.000% due 07/01/2020		6,169	6,124
Dell, Inc.
3.750% due 10/29/2018		7,750	7,776
H.J. Heinz Co.
3.500% due 06/05/2020		9,055	9,135
MGM Resorts International
3.500% due 12/20/2019		1,980	1,981
Phillips-Van Heusen Corp.
3.250% due 02/13/2020		1,366	1,375
Realogy Corp.
4.500% due 03/05/2020		2,978	3,012
Springleaf Financial Funding Co.
4.750% due 09/30/2019		13,000	13,179
SunGard Data Systems, Inc.
4.500% due 01/31/2020		495	499
Tesoro Corp.
2.419% due 06/03/2016		1,193	1,204

Total Bank Loan Obligations (Cost $71,043)			71,792

CORPORATE BONDS & NOTES 15.0%
BANKING & FINANCE 7.3%
Ally Financial, Inc.
2.439% due 12/01/2014		1,925	1,942
3.439% due 02/11/2014		8,100	8,150
3.500% due 07/18/2016		15,800	16,342
3.645% due 06/20/2014		2,300	2,340
4.500% due 02/11/2014		3,325	3,344
4.625% due 06/26/2015		6,160	6,426
6.250% due 12/01/2017		500	559
6.750% due 12/01/2014		3,500	3,673
7.500% due 09/15/2020		1,100	1,286
8.300% due 02/12/2015		6,100	6,573
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023		3,200	2,971
American Express Co.
7.000% due 03/19/2018		300	359
American Honda Finance Corp.
0.612% due 05/26/2016		15,600	15,645
Aviation Loan Trust
2.356% due 12/15/2022		4,572	4,250
Banco de Credito del Peru
5.375% due 09/16/2020		1,100	1,155
Banco do Brasil S.A.
6.000% due 01/22/2020		600	639
Banco Santander Brasil S.A.
4.625% due 02/13/2017		1,600	1,672
Banco Santander Chile
3.875% due 09/20/2022		1,700	1,609
Bancolombia S.A.
5.950% due 06/03/2021		1,200	1,254
Barclays Bank PLC
10.179% due 06/12/2021		3,010	3,995
14.000% due 06/15/2019 (d)	GBP	2,177	4,813
BM&FBovespa S.A.
5.500% due 07/16/2020		$600	635
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		1,900	1,949
British Land Co. PLC
6.750% due 03/31/2020	GBP	400	757
Cantor Fitzgerald LP
7.875% due 10/15/2019		$1,700	1,794
CIT Group, Inc.
4.250% due 08/15/2017		2,500	2,612
4.750% due 02/15/2015		7,600	7,894
5.000% due 05/15/2017		8,100	8,687
5.250% due 04/01/2014		5,115	5,179

6.625% due 04/01/2018		600	677
Citigroup, Inc.
1.700% due 07/25/2016		11,300	11,413
6.125% due 05/15/2018		500	579
Credit Suisse AG
6.500% due 08/08/2023		7,200	7,677
Eksportfinans ASA
2.000% due 09/15/2015		400	395
2.375% due 05/25/2016		4,000	3,945
3.000% due 11/17/2014		200	201
5.500% due 05/25/2016		1,300	1,375
5.500% due 06/26/2017		500	529
Essex Portfolio LP
3.250% due 05/01/2023		2,300	2,083
Ford Motor Credit Co. LLC
1.338% due 08/28/2014		15,800	15,876
8.700% due 10/01/2014		2,200	2,332
General Motors Financial Co., Inc.
2.750% due 05/15/2016		200	203
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	300	510
HBOS PLC
0.942% due 09/06/2017		$400	387
0.969% due 03/29/2016	EUR	300	403
6.750% due 05/21/2018		$1,800	2,044
HSBC Finance Corp.
0.494% due 01/15/2014		500	500
0.669% due 06/01/2016		100	100
International Lease Finance Corp.
4.875% due 04/01/2015		1,950	2,026
5.650% due 06/01/2014		5,200	5,304
6.500% due 09/01/2014		1,120	1,162
6.750% due 09/01/2016		6,550	7,336
7.125% due 09/01/2018		100	116
8.625% due 09/15/2015		6,700	7,462
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,400	1,427
JPMorgan Chase & Co.
3.450% due 03/01/2016		1,100	1,154
LBG Capital PLC
6.385% due 05/12/2020	EUR	200	292
6.439% due 05/23/2020		300	438
7.588% due 05/12/2020	GBP	900	1,588
7.625% due 12/09/2019		200	351
7.625% due 10/14/2020	EUR	200	297
7.869% due 08/25/2020	GBP	1,000	1,769
7.875% due 11/01/2020		$500	543
7.975% due 09/15/2024	GBP	200	352
8.500% due 12/17/2021 (d)		$5,600	5,997
9.125% due 07/15/2020	GBP	100	180
15.000% due 12/21/2019	EUR	700	1,449
15.000% due 12/21/2019	GBP	200	481
Leveraged Finance Europe Capital BV
0.810% due 11/15/2017	EUR	408	560
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$1,400	1,902
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		1,900	2,248
Petrobras Global Finance BV
2.384% due 01/15/2019		2,800	2,751
RCI Banque S.A.
3.500% due 04/03/2018		8,000	8,157
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		1,400	1,475
5.400% due 03/24/2017		700	752
SL Green Realty Corp.
4.500% due 12/01/2022		3,800	3,625
SLM Corp.
0.538% due 01/27/2014		2,100	2,098
3.875% due 09/10/2015		1,000	1,039
5.050% due 11/14/2014		124	128
6.250% due 01/25/2016		6,400	6,936
8.450% due 06/15/2018		1,650	1,928
Standard Chartered PLC
3.200% due 05/12/2016		300	314
3.950% due 01/11/2023		1,000	928
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	9,600	16,052

			260,350

INDUSTRIALS 6.4%
ADT Corp.
4.125% due 06/15/2023		$1,200	1,065

6.250% due 10/15/2021		2,500	2,628
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		7,500	8,156
American Tower Corp.
3.500% due 01/31/2023		1,300	1,186
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	4,600	6,795
Baidu, Inc.
3.500% due 11/28/2022		$1,300	1,199
Cemex S.A.B. de C.V.
4.999% due 10/15/2018		4,900	5,101
5.875% due 03/25/2019		2,500	2,512
7.250% due 01/15/2021		5,000	5,187
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,200	2,253
CNH Capital LLC
3.625% due 04/15/2018		5,000	5,094
Con-way, Inc.
7.250% due 01/15/2018		2,000	2,300
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		596	602
Crown Castle International Corp.
5.250% due 01/15/2023		2,400	2,364
CST Brands, Inc.
5.000% due 05/01/2023		1,500	1,455
CVS Pass-Through Trust
7.507% due 01/10/2032		184	219
D.R. Horton, Inc.
6.125% due 01/15/2014		1,000	1,003
DISH DBS Corp.
6.625% due 10/01/2014		4,725	4,926
7.125% due 02/01/2016		800	888
7.750% due 05/31/2015		3,900	4,241
Ensco PLC
4.700% due 03/15/2021		100	106
Enterprise Products Operating LLC
6.500% due 01/31/2019		100	117
ERAC USA Finance LLC
6.200% due 11/01/2016		1,000	1,133
FQM Akubra, Inc.
7.500% due 06/01/2021		1,750	1,837
Freeport-McMoRan Copper & Gold, Inc.
2.375% due 03/15/2018		3,500	3,493
3.875% due 03/15/2023		15,000	14,190
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		15,600	15,132
HCA, Inc.
4.750% due 05/01/2023		1,000	943
6.500% due 02/15/2016		300	329
6.500% due 02/15/2020		2,900	3,194
7.250% due 09/15/2020		200	219
7.875% due 02/15/2020		1,000	1,076
8.500% due 04/15/2019		3,000	3,187
Hertz Corp.
4.250% due 04/01/2018		3,250	3,347
HJ Heinz Finance Co.
7.125% due 08/01/2039		7,100	7,331
Intel Corp.
4.000% due 12/15/2032		1,500	1,383
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		400	509
Lennar Corp.
5.600% due 05/31/2015		200	211
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		800	785
4.750% due 04/15/2023		2,000	1,846
Masco Corp.
6.125% due 10/03/2016		2,000	2,250
MGM Resorts International
6.625% due 07/15/2015		10,330	11,131
7.500% due 06/01/2016		900	1,012
New York Times Co.
5.000% due 03/15/2015		300	314
NXP BV
3.500% due 09/15/2016		9,100	9,350
OGX Austria GmbH
8.500% due 06/01/2018 ^		1,600	136
Outerwall, Inc.
6.000% due 03/15/2019		2,300	2,357
Petrobras International Finance Co.
5.750% due 01/20/2020		1,800	1,859
PHH Corp.
6.375% due 08/15/2021		4,250	4,271

Range Resources Corp.
6.750% due 08/01/2020		500	544
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		870	942
7.125% due 04/15/2019		400	428
7.875% due 08/15/2019		200	222
Rockies Express Pipeline LLC
6.850% due 07/15/2018		850	831
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	3,000	4,302
4.750% due 05/15/2021		$3,500	3,509
Sensata Technologies BV
4.875% due 10/15/2023		3,250	3,071
Softbank Corp.
4.500% due 04/15/2020		9,500	9,310
Tenet Healthcare Corp.
6.000% due 10/01/2020		4,900	5,124
Time Warner Cos., Inc.
7.250% due 10/15/2017		2,100	2,505
Time Warner, Inc.
3.150% due 07/15/2015		650	674
Times Square Hotel Trust
8.528% due 08/01/2026		3,365	4,384
Trionista Holdco GmbH
5.000% due 04/30/2020	EUR	400	565
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023		10,600	14,859
Unitymedia KabelBW GmbH
9.625% due 12/01/2019		5,500	8,418
VeriSign, Inc.
4.625% due 05/01/2023		$5,000	4,800
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		10,000	11,775

			228,485

UTILITIES 1.3%
Access Midstream Partners LP
4.875% due 05/15/2023		1,000	970
AES Corp.
7.750% due 03/01/2014		1,800	1,820
8.000% due 10/15/2017		2,300	2,714
BP Capital Markets PLC
4.500% due 10/01/2020		200	216
CMS Energy Corp.
4.250% due 09/30/2015		1,000	1,054
5.050% due 02/15/2018		1,300	1,426
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		700	728
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,200	1,106
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		1,000	1,235
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		2,300	2,115
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		2,900	2,675
Verizon Communications, Inc.
4.500% due 09/15/2020		3,700	3,962
5.150% due 09/15/2023		4,600	4,941
6.400% due 09/15/2033		3,300	3,796
6.550% due 09/15/2043		10,300	12,053
VimpelCom Holdings BV
5.200% due 02/13/2019		5,000	5,025
Virginia Electric and Power Co.
5.400% due 04/30/2018		500	568

			46,404

Total Corporate Bonds & Notes (Cost $528,859)			535,239

MUNICIPAL BONDS & NOTES 2.3%
ARIZONA 0.0%
Arizona Transportation Board Revenue Bonds, Series 2011
5.250% due 07/01/2024		1,400	1,579

CALIFORNIA 1.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		800	972
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.160% due 04/01/2045		500	501

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	9,700	9,877
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	100	105
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	1,600	2,022
7.500% due 04/01/2034	5,620	7,176
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	400	524
7.950% due 03/01/2036	200	231
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	100	113
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	200	213
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	238
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	100	111
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	500	531
5.813% due 06/01/2040	200	214
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	100	117
University of California Revenue Bonds, Series 2013
2.900% due 05/15/2024	5,000	4,415
4.062% due 05/15/2033	5,000	4,438
Ventura County, California Public Financing Authority Revenue Bonds, Series 2013
5.000% due 11/01/2025	1,000	1,106
5.000% due 11/01/2026	1,000	1,090
5.000% due 11/01/2028	1,000	1,065
5.000% due 11/01/2029	2,000	2,112
5.000% due 11/01/2030	1,200	1,254

		38,425

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	1,100	1,192

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,695	2,621

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	600	652

MISSOURI 0.0%
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	100	110

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	150	159

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	500	560
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2035	1,000	1,049
New York City, New York Water & Sewer System Revenue Bonds, Series 2012
5.000% due 06/15/2047	1,600	1,631
New York City, New York Water & Sewer System Revenue Bonds, Series 2013
5.000% due 06/15/2034	15,000	15,819
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.389% due 03/15/2040	200	214
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
5.000% due 01/01/2032	6,555	6,786
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	110
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	1,200	1,023

		27,192

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	200	264

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	100	106

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
2.156% due 06/01/2018	2,500	2,444

TEXAS 0.1%
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2012
5.000% due 11/15/2037	500	520
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2030	700	725
North Texas Tollway Authority Revenue Bonds, Series 2011
5.250% due 09/01/2027	700	775
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	100	107

		2,127

WISCONSIN 0.1%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	5,000	4,913

Total Municipal Bonds & Notes (Cost $87,474)		81,784

U.S. GOVERNMENT AGENCIES 12.9%
Fannie Mae
0.535% due 05/25/2037	150	150
0.565% due 04/25/2037	175	176
0.575% due 09/25/2035	104	104
0.615% due 12/25/2040	730	731
0.665% due 05/25/2040	483	486
0.715% due 09/25/2041	427	428
0.765% due 01/25/2034	484	489
0.815% due 02/25/2024	263	265
0.915% due 01/25/2040	799	809
1.065% due 03/25/2032	146	149
1.625% due 11/27/2018	18,100	17,962
2.000% due 08/01/2028 - 01/01/2029	60,340	58,308
2.500% due 11/01/2027 - 04/01/2043	53,705	51,270
3.000% due 09/01/2020 - 10/01/2043	128,230	122,157
3.000% due 06/25/2042 (a)	10,473	1,705
3.500% due 01/01/2026 - 01/01/2044	44,391	44,229
4.000% due 06/01/2018 - 01/01/2044	80,328	83,364
4.500% due 12/01/2017 - 10/01/2024	4,995	5,323
5.000% due 02/01/2032 - 04/01/2033	140	153
6.000% due 01/01/2044	16,000	17,749
6.085% due 03/25/2024 (a)	3,979	484
6.135% due 03/25/2038 (a)	2,970	420
6.215% due 03/25/2037 (a)	504	70
6.435% due 08/25/2041 (a)	1,933	328
6.485% due 07/25/2039 (a)	1,012	166
12.331% due 03/25/2040	371	436
Freddie Mac
0.467% due 02/15/2037	39	39
0.517% due 05/15/2036	99	99
0.667% due 11/15/2040 - 02/15/2041	1,032	1,036
5.500% due 08/15/2030	1	1
6.033% due 06/15/2038 - 10/15/2042 (a)	13,165	1,997
7.583% due 12/15/2042	2,149	1,970
7.833% due 02/15/2032 (a)	990	181
9.567% due 01/15/2041	1,120	1,103
11.550% due 09/15/2041	51	52
12.700% due 02/15/2041	6	6
Ginnie Mae
0.467% due 12/20/2042	7,250	7,214
2.500% due 12/15/2042 - 01/01/2044	13,333	12,254
3.500% due 11/15/2041 - 11/15/2042	25,216	25,507
8.663% due 09/20/2040	884	892

Total U.S. Government Agencies (Cost $462,962)		460,262

U.S. TREASURY OBLIGATIONS 32.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	34,258	32,917
0.125% due 07/15/2022	120,448	115,362
U.S. Treasury Notes
0.250% due 01/15/2015	8,100	8,107
0.250% due 01/31/2015 (i)	5,200	5,205
0.375% due 11/15/2014 (i)	1,306	1,309

0.500% due 12/15/2016		239,800	238,816
0.625% due 11/15/2016 (i)		189,300	188,723
1.375% due 09/30/2018 (i)		527,800	521,100
2.000% due 11/30/2020		61,900	60,190

Total U.S. Treasury Obligations (Cost $1,185,339)			1,171,729

MORTGAGE-BACKED SECURITIES 2.6%
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		1,333	1,107
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		426	428
Banc of America Funding Corp.
2.631% due 02/20/2036		127	126
BCAP LLC Trust
0.315% due 05/26/2037		417	410
Bear Stearns Adjustable Rate Mortgage Trust
2.488% due 08/25/2033		407	405
2.770% due 05/25/2034		8	8
Bear Stearns Alt-A Trust
2.362% due 10/25/2033		21	19
2.801% due 09/25/2034		516	461
Bear Stearns Commercial Mortgage Securities Trust
5.429% due 01/12/2045		4,535	4,597
Bella Vista Mortgage Trust
2.554% due 11/20/2034		360	335
Chase Mortgage Finance Trust
5.500% due 03/25/2037		50	49
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050		12,389	13,752
Commercial Mortgage Trust
1.906% due 01/10/2046		4,300	4,266
Countrywide Alternative Loan Trust
4.750% due 08/25/2018		483	485
6.000% due 02/25/2037 ^		904	680
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 10/25/2034		1,481	1,514
5.500% due 01/25/2035		873	900
DBUBS Mortgage Trust
4.537% due 07/10/2044		500	537
Epic More London PLC
0.770% due 07/15/2017	GBP	1,293	2,135
First Horizon Alternative Mortgage Securities
2.207% due 06/25/2034		$82	80
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		536	539
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		8,300	9,008
GS Mortgage Securities Trust
4.753% due 03/10/2044		500	543
5.162% due 12/10/2043		500	558
5.804% due 08/10/2045 (f)		2,000	2,200
GSAA Home Equity Trust
6.000% due 04/01/2034		319	330
GSR Mortgage Loan Trust
2.648% due 09/25/2035		103	102
Impac CMB Trust
1.085% due 11/25/2034		24	22
IndyMac Mortgage Loan Trust
0.405% due 04/25/2035		183	163
JPMorgan Chase Commercial Mortgage Securities Trust
0.617% due 07/15/2019		413	408
3.616% due 11/15/2043		700	738
JPMorgan Resecuritization Trust
6.207% due 03/26/2038		7,107	5,118
Leek Finance Ltd.
0.506% due 09/21/2038		10,134	10,405
MASTR Asset Securitization Trust
5.250% due 12/25/2033		492	503
Merrill Lynch Floating Trust
0.706% due 07/09/2021		900	898
Morgan Stanley Re-REMIC Trust
5.804% due 08/12/2045		3,700	4,051
5.804% due 08/15/2045		13,900	15,217
Newgate Funding PLC
1.125% due 12/15/2050	GBP	96	159
Prime Mortgage Trust
0.565% due 02/25/2019		$1	1
Residential Accredit Loans, Inc.
Trust 6.000% due 10/25/2034		674	691
Structured Adjustable Rate Mortgage Loan Trust
0.405% due 03/25/2035		970	910
Structured Asset Mortgage Investments Trust
0.355% due 02/25/2036		514	325

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.381% due 02/25/2034		233	227
Wachovia Bank Commercial Mortgage Trust
0.307% due 06/15/2020		8,100	7,934
WaMu Mortgage Pass-Through Certificates
2.207% due 02/27/2034		119	118
2.417% due 08/25/2034		498	495
Wells Fargo Mortgage-Backed Securities Trust
2.626% due 04/25/2036 ^		66	62
2.654% due 03/25/2035		70	71

Total Mortgage-Backed Securities (Cost $95,966)			94,090

ASSET-BACKED SECURITIES 1.3%
Aegis Asset-Backed Securities Trust
1.665% due 03/25/2035 ^		1,000	861
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.315% due 10/25/2034		1,907	1,675
Asset-Backed Funding Certificates Trust
0.915% due 06/25/2035		2,252	2,198
Asset-Backed Securities Corp. Home Equity Loan Trust
0.595% due 11/25/2035		2,100	1,888
0.805% due 07/25/2035		1,000	900
Ballyrock CLO Ltd.
0.458% due 08/28/2019		156	156
Bear Stearns Asset-Backed Securities Trust
0.575% due 12/25/2035		2,200	2,081
BNC Mortgage Loan Trust
0.265% due 05/25/2037		1,292	1,228
Countrywide Asset-Backed Certificates
0.355% due 07/25/2036		1,949	1,902
0.785% due 08/25/2035		1,300	1,185
0.825% due 11/25/2033		1,919	1,850
0.865% due 09/25/2034		2,973	2,709
Educational Funding Co. LLC
0.488% due 10/25/2029		2,260	1,834
Fremont Home Loan Trust
0.405% due 01/25/2036		517	491
GSAMP Trust
1.215% due 06/25/2034		1,243	1,211
HSBC Home Equity Loan Trust
0.647% due 03/20/2036		1,000	862
Inwood Park CDO Ltd.
0.467% due 01/20/2021		2,893	2,883
L2L Education Loan Trust
0.507% due 06/15/2031		2,100	1,875
Landmark CDO Ltd.
0.519% due 07/15/2018		2,072	2,064
Leopard CLO BV
0.590% due 04/21/2020	EUR	279	381
LightPoint Pan-European CLO PLC
0.478% due 01/31/2022		535	723
Madison Park Funding Ltd.
0.509% due 05/10/2019		$629	628
Marathon CLO Ltd.
0.515% due 12/20/2019		364	362
Morgan Stanley Mortgage Loan Trust
0.235% due 01/25/2047		28	27
New Century Home Equity Loan Trust
0.445% due 10/25/2035		652	638
Pacifica CDO Corp.
0.498% due 01/26/2020		1,415	1,406
RAAC Series
1.365% due 09/25/2047		2,202	2,130
Residential Asset Mortgage Products Trust
0.335% due 05/25/2036		275	271
Residential Asset Securities Corp. Trust
0.365% due 02/25/2036		840	822
0.810% due 03/25/2035		2,406	2,232
0.840% due 02/25/2035		2,413	2,221
Securitized Asset-Backed Receivables LLC Trust
0.445% due 12/25/2035		889	843
SLM Student Loan Trust
0.483% due 12/16/2041		2,000	1,605
Structured Asset Securities Corp.
0.615% due 11/25/2035		1,400	1,189
0.825% due 02/25/2035		353	332

Total Asset-Backed Securities (Cost $44,504)			45,663

SOVEREIGN ISSUES 2.9%
Italy Buoni Poliennali Del Tesoro
2.750% due 11/15/2016	EUR	66,000	93,306

Slovenia Government International Bond
4.700% due 11/01/2016	7,300	10,426

Total Sovereign Issues (Cost $99,956)		103,732

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup, Inc.
6.875% due 11/15/2023 (d)	92,000	2,331

Total Preferred Securities (Cost $2,300)		2,331

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
COMMERCIAL PAPER 0.0%
Ford Motor Credit Co.
0.840% due 06/02/2014	$1,000	998

REPURCHASE AGREEMENTS (e) 1.0%		36,889

U.S. TREASURY BILLS 0.0%
0.086% due 01/23/2014 - 11/13/2014 (b)(i)	1,201	1,200

Total Short-Term Instruments (Cost $39,086)		39,087

Total Investments in Securities (Cost $2,617,489)		2,605,709

	SHARES
INVESTMENTS IN AFFILIATES 28.3%
SHORT-TERM INSTRUMENTS 28.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.3%
PIMCO Short-Term Floating NAV Portfolio	36,288,067	363,062
PIMCO Short-Term Floating NAV Portfolio III	64,873,797	648,024

Total Short-Term Instruments (Cost $1,011,527)		1,011,086

Total Investments in Affiliates (Cost $1,011,527)		1,011,086

Total Investments 101.1% (Cost $3,629,016)		$3,616,795
Financial Derivative Instruments (g)(h) 0.6% (Cost or Premiums, net $(3,986))		20,151
Other Assets and Liabilities, net (1.7%)		(58,141)

Net Assets 100.0%		$3,578,805

Notes to Schedule of Investments (amounts in Thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.010%	12/31/2013	01/02/2014	$13,000	U.S. Treasury Notes 2.375% due 12/31/2020	$(13,244)	$13,000	$13,000
	0.040%	12/18/2013	01/17/2014	18,400	U.S. Treasury Notes 1.625% due 11/15/2022	(18,557)	18,400	18,400
BOS	0.010%	12/31/2013	01/02/2014	5,100	U.S. Treasury Notes 0.375% due 01/15/2016	(5,211)	5,100	5,100
SSB	0.000%	12/31/2013	01/02/2014	389	Freddie Mac 2.080% due 10/17/2022	(398)	389	389

Total Repurchase Agreements						$(37,410)	$36,889	$36,889

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
SBI	(1.500%)	08/08/2013	08/07/2015	$(2,170)	$(2,157)

Total Reverse Repurchase Agreements					$(2,157)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	(0.350%)	12/31/2013	01/02/2014	$(12,974)	$(12,974)

Total Sale-Buyback Transactions					$(12,974)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $38,386 at a weighted average interest rate of (0.196%).
(3)	Payable for sale-buyback transactions includes $0 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	01/01/2044	$24,000	$(21,823)	$(21,726)
Fannie Mae	3.000%	01/01/2029	1,000	(1,025)	(1,021)
Fannie Mae	3.500%	01/01/2029	3,000	(3,147)	(3,138)
Fannie Mae	3.500%	01/01/2044	22,000	(22,038)	(21,861)
Fannie Mae	4.000%	01/01/2044	26,000	(26,943)	(26,772)
Fannie Mae	4.000%	02/01/2044	41,000	(42,185)	(42,088)
Fannie Mae	4.500%	01/01/2029	5,000	(5,331)	(5,322)

Total Short Sales				$(122,492)	$(121,928)

(f)	Securities with an aggregate market value of $15,161 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	398	$(145)	$(199)

Total Written Options				$(145)	$(199)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	4	$7	$1	$0
90-Day Eurodollar June Futures	Long	06/2015	3,599	39	0	(135)
90-Day Eurodollar September Futures	Long	09/2015	787	(176)	0	(39)
90-Day Eurodollar September Futures	Long	09/2017	9,894	(6,945)	0	(989)
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	222	(18)	15	(8)
Euro-OAT France Government Bond March Futures	Short	03/2014	716	1,700	0	(79)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	222	123	4	(8)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	1,443	(867)	269	(134)

Total Futures Contracts				$(6,137)	$289	$(1,392)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.800%	12/19/2016	CAD	206,700	$863	$1,037	$121	$0
Pay	3-Month USD-LIBOR	1.400%	09/05/2018		$84,100	(664)	(442)	0	(154)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		3,300	22	(35)	19	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		401,700	31,893	12,035	5,122	0
Pay	6-Month AUD-BBR-BBSW	4.500%	12/11/2023	AUD	218,100	(1,183)	455	630	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	26,770,000	(2,822)	2,545	840	0

						$28,109	$15,595	$6,732	$(154)

Total Swap Agreements						$28,109	$15,595	$6,732	$(154)

Cash of $42,573 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	AUD	2,700		$2,443	$33	$0
	01/2014	EUR	98,976		136,567	406	0
	01/2014		$1,632	AUD	1,841	12	0
	02/2014	AUD	1,841		$1,628	0	(12)
BPS	01/2014	BRL	105		47	3	0
	01/2014		$45	BRL	105	0	0
	02/2014		1,576	JPY	162,300	0	(34)
	03/2014		17,599	MXN	229,640	0	(99)
BRC	01/2014		508	AUD	557	0	(11)
	03/2014	GBP	16,784		$27,462	0	(318)
CBK	01/2014	AUD	2,192		2,000	44	0
	01/2014		$2,234	AUD	2,494	3	(11)
	01/2014		136,260	EUR	98,976	0	(100)
	02/2014	EUR	98,976		$136,257	98	0
	02/2014	JPY	1,064,700		10,308	196	0
	03/2014		$8,702	CAD	9,236	0	(24)
DUB	01/2014	BRL	29,331		$12,955	522	0
	01/2014		$12,521	BRL	29,331	0	(88)
	01/2014		320	KRW	339,866	3	0
	02/2014		1,764	EUR	1,284	2	0
	04/2014	KRW	339,866		$318	0	(3)
FBF	01/2014	BRL	40,949		17,480	123	0
	01/2014		$17,422	BRL	40,949	0	(66)
	02/2014		1,234	JPY	129,300	0	(6)
HUS	02/2014	JPY	1,503,558		$15,141	861	0
JPM	01/2014	BRL	6		3	0	0
	01/2014	KRW	339,866		310	0	(12)
	01/2014		$2	BRL	6	0	0
RBC	01/2014	BRL	11,507		$4,959	81	0
	01/2014		$4,912	BRL	11,507	0	(35)
	02/2014		4,920		11,507	0	(82)

Total Forward Foreign Currency Contracts						$ 2,387	$ (901)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	6,900	$(13)	$(10)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		9,000	(20)	(3)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,100	(4)	(3)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/03/2014		$161,500	(598)	(710)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	2,600	(5)	(4)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,600	(5)	(1)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$1,029,400	(1,198)	(1,902)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600%	01/28/2014	GBP	37,500	(178)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200%	01/28/2014		37,500	(117)	(236)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$32,600	(144)	0
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	10,000	(19)	(15)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		10,000	(19)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$40,200	(129)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014		23,400	(85)	(1)

								$(2,534)	$(2,888)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC USD versus JPY	JPY	98.000	02/26/2014	$34,930	$(197)	$(38)

Total Written Options						$(2,731)	$(2,926)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BPS	Barclays Bank PLC	3.000%	06/20/2018	1.115%	EUR	3,000	$(10)	$353	$343	$0
	Lafarge S.A.	1.000%	12/20/2018	1.770%		10,000	(944)	451	0	(493)
GST	Dell, Inc.	1.000%	12/20/2019	4.203%		$2,100	(373)	31	0	(342)

							$(1,327)	$835	$343	$(835)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.940%	01/02/2017	BRL	112,800	$220	$(3,322)	$0	$(3,102)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		250,300	270	(2,208)	0	(1,938)
BRC	Pay	28-Day MXN-TIIE	5.750%	06/08/2020	MXN	128,600	(95)	(77)	0	(172)
CBK	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		120,200	(78)	(83)	0	(161)
DUB	Pay	1-Year BRL-CDI	8.875%	01/02/2017	BRL	98,200	48	(2,877)	0	(2,829)
FBF	Pay	28-Day MXN-TIIE	6.740%	10/26/2023	MXN	322,500	(12)	(38)	0	(50)
JPM	Pay	28-Day MXN-TIIE	6.250%	06/05/2023		251,800	(136)	(533)	0	(669)

							$217	$(9,138)	$0	$(8,921)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/ Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RACNLGT Index	441,109	1-Month USD-LIBOR plus a specified spread	02/26/2014	$607,072	$4,786	$4,786	$0
	Pay	RACNSGT Index	473,193	1-Month USD-LIBOR plus a specified spread	02/26/2014	625,090	(4,625)	0	(4,625)
	Receive	RACNLGT Index	1,030,231	1-Month USD-LIBOR plus a specified spread	03/25/2014	1,230,830	197,639	197,639	0
	Pay	RACNSGT Index	1,054,461	1-Month USD-LIBOR plus a specified spread	03/25/2014	1,229,067	(174,825)	0	(174,825)
	Receive	RACNLGT Index	205,510	1-Month USD-LIBOR plus a specified spread	06/16/2014	274,921	10,232	10,232	0
	Pay	RACNSGT Index	203,120	1-Month USD-LIBOR plus a specified spread	06/16/2014	261,022	(9,335)	0	(9,335)
	Receive	RACNLGT Index	223,589	1-Month USD-LIBOR plus a specified spread	07/15/2014	273,640	36,455	36,455	0
	Pay	RACNSGT Index	236,600	1-Month USD-LIBOR plus a specified spread	07/15/2014	280,503	(34,554)	0	(34,554)
FBF	Receive	RACNLGT Index	155,972	1-Month USD-LIBOR plus a specified spread	11/07/2014	214,655	1,689	1,689	0
	Pay	RACNSGT Index	162,536	1-Month USD-LIBOR plus a specified spread	11/07/2014	214,711	(1,571)	0	(1,571)
	Receive	RACNLGT Index	206,592	1-Month USD-LIBOR plus a specified spread	12/04/2014	278,000	8,516	8,516	0
	Pay	RACNSGT Index	227,574	1-Month USD-LIBOR plus a specified spread	12/04/2014	294,001	(8,951)	0	(8,951)
	Receive	RACNLGT Index	369,413	1-Month USD-LIBOR plus a specified spread	01/15/2015	500,000	12,418	12,418	0
	Pay	RACNSGT Index	384,823	1-Month USD-LIBOR plus a specified spread	01/15/2015	500,000	(12,146)	0	(12,146)

							$25,728	$271,735	$(246,007)

Total Swap Agreements$ (1,110)							$17,425	$272,078	$(255,763)

(4)	Receive represents that the Fund receives monthly payments for any positive monthly return on the underlying reference. The Fund makes payments for any negative monthly return on such underlying reference. Pay represents that the Fund receives monthly payments for any negative monthly return on the underlying reference. The Fund makes payments for any positive monthly return on such underlying reference.

(i)	Securities with an aggregate market value of $6,627 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$70,588	$1,204	$71,792
Corporate Bonds & Notes
Banking & Finance	0	256,100	4,250	260,350
Industrials	0	227,883	602	228,485
Utilities	0	46,404	0	46,404
Municipal Bonds & Notes
Arizona	0	1,579	0	1,579
California	0	38,425	0	38,425
Illinois	0	1,192	0	1,192
Iowa	0	2,621	0	2,621
Massachusetts	0	652	0	652
Missouri	0	110	0	110
New Jersey	0	159	0	159
New York	0	27,192	0	27,192
Ohio	0	264	0	264
Pennsylvania	0	106	0	106
South Dakota	0	2,444	0	2,444
Texas	0	2,127	0	2,127
Wisconsin	0	4,913	0	4,913
U.S. Government Agencies	0	460,262	0	460,262
U.S. Treasury Obligations	0	1,171,729	0	1,171,729
Mortgage-Backed Securities	0	94,090	0	94,090
Asset-Backed Securities	0	45,663	0	45,663
Sovereign Issues	0	103,732	0	103,732
Preferred Securities
Banking & Finance	2,331	0	0	2,331
Short-Term Instruments
Commercial Paper	0	998	0	998
Repurchase Agreements	0	36,889	0	36,889
U.S. Treasury Bills	0	1,200	0	1,200
	$2,331	$2,597,322	$6,056	$2,605,709

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,011,086	$0	$0	$1,011,086

Total Investments	$1,013,417	$2,597,322	$6,056	$3,616,795

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(121,928)	$0	$(121,928)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	289	6,732	0	7,021

Over the counter	0	274,465	0	274,465
	$289	$281,197	$0	$281,486

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,591)	(154)	0	(1,745)
Over the counter	0	(259,590)	0	(259,590)

	$(1,591)	$(259,744)	$0	$(261,335)

Totals	$1,012,115	$2,496,847	$6,056	$3,515,018

Assets and liabilities valued at $410 transferred from Level 1 to Level 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$0	$0	$0	$0	$0	$0	$1,204	$0	$1,204	$0
Corporate Bonds & Notes
Banking & Finance	4,533	0	(309)	22	22	(18)	0	0	4,250	(19)
Industrials	672	0	(56)	(2)	(2)	(10)	0	0	602	(10)
Asset-Backed Securities	5,932	0	(3,774)	5	37	20	0	(2,220)	0	0

Totals	$11,137	$0	$(4,139)	$25	$57	$(8)	$1,204	$(2,220)	$6,056	$(29)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$1,204	Indicative Market Quotation	Broker Quote	100.94
Corporate Bonds & Notes
Banking & Finance	4,250	Benchmark Pricing	Base Price	93.00
Industrials	602	Third Party Vendor	Broker Quote	101.00

Total	$6,056

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Asset-Backed Securities Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 135.3%
CORPORATE BONDS & NOTES 2.0%
BANKING & FINANCE 0.8%
Citigroup, Inc.
1.694% due 01/13/2014 (c)	$5,600	$5,602
Preferred Term Securities Ltd.
0.794% due 03/24/2034	1,419	1,101

		6,703

INDUSTRIALS 1.2%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,553	1,685
Times Square Hotel Trust
8.528% due 08/01/2026	6,004	7,822
UAL Pass-Through Trust
6.636% due 01/02/2024 (c)	1,432	1,518

		11,025

Total Corporate Bonds & Notes (Cost $16,059)		17,728

MUNICIPAL BONDS & NOTES 0.4%
TEXAS 0.1%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.348% due 04/01/2040	976	992

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,540	2,753

Total Municipal Bonds & Notes (Cost $4,310)		3,745

U.S. GOVERNMENT AGENCIES 8.6%
Fannie Mae
0.225% due 07/25/2037 (c)	5,035	4,734
0.295% due 03/25/2036	86	80
0.405% due 08/25/2031 - 05/25/2032	294	271
0.564% due 09/17/2027	4	4
0.615% due 06/25/2021 - 02/25/2033	333	334
0.665% due 01/25/2020 - 03/25/2022	68	69
0.715% due 12/25/2021	12	12
0.765% due 11/18/2031	6	6
0.815% due 11/25/2031	115	116
0.865% due 04/25/2022	10	10
0.915% due 05/25/2022	21	22
1.015% due 05/25/2018 - 10/25/2020	46	47
1.065% due 08/25/2023	27	28
1.165% due 12/25/2023 - 04/25/2032	52	53
1.315% due 10/25/2022 - 09/25/2023	25	25
1.344% due 03/01/2044 - 10/01/2044	140	145
1.485% due 02/01/2033 (c)	376	393
1.544% due 11/01/2030 - 10/01/2040	89	93
1.750% due 12/25/2023	45	47
1.787% due 09/01/2033	59	62
1.790% due 06/01/2033	36	39
1.793% due 03/01/2035	53	56
1.940% due 07/01/2035	72	76
1.950% due 08/01/2033	93	100
2.020% due 11/01/2035	6	7
2.029% due 04/01/2036	9	9
2.113% due 11/01/2034	5	5
2.130% due 03/01/2030	12	13
2.160% due 11/01/2034	45	48
2.172% due 12/01/2035	40	41
2.182% due 05/01/2036	31	34
2.194% due 10/01/2034	18	19
2.199% due 12/01/2033	1	1
2.200% due 08/01/2033	57	59
2.203% due 02/01/2035	33	35
2.207% due 10/01/2026 (c)	109	111
2.207% due 11/01/2040	9	10
2.220% due 10/01/2031	31	31
2.221% due 02/01/2035	39	41

2.223% due 11/01/2032	101	105
2.229% due 01/01/2035	23	25
2.245% due 09/01/2030	28	30
2.250% due 04/01/2018 - 12/01/2036	146	152
2.253% due 05/01/2034 - 03/01/2035	102	108
2.260% due 08/01/2032	5	6
2.290% due 12/25/2021	4	4
2.303% due 09/01/2033	46	48
2.315% due 03/01/2027	46	48
2.350% due 07/01/2033	27	29
2.369% due 05/25/2035	905	932
2.375% due 09/01/2032 - 09/01/2033	41	41
2.397% due 04/01/2033	32	34
2.399% due 07/01/2033	35	37
2.400% due 01/01/2033	30	30
2.405% due 07/01/2034	22	22
2.409% due 03/01/2033	3	4
2.434% due 10/01/2033	11	11
2.439% due 04/01/2034	8	9
2.465% due 05/01/2031	11	11
2.465% due 05/01/2033 (c)	103	109
2.480% due 06/01/2033	26	26
2.527% due 12/01/2036	64	68
2.556% due 05/01/2025	5	5
2.565% due 03/01/2035	23	25
2.570% due 11/01/2024 - 03/01/2032	98	101
2.586% due 12/01/2036	60	64
2.605% due 08/01/2035	51	54
2.625% due 09/01/2033	2	3
2.660% due 01/01/2037	29	31
2.704% due 04/01/2036	44	47
2.750% due 09/01/2015 - 01/01/2029	76	81
2.838% due 06/01/2033 (c)	135	140
3.360% due 11/01/2019	16	16
3.430% due 12/01/2017	6	6
3.525% due 03/01/2019	5	5
3.551% due 05/01/2036	57	59
3.560% due 02/01/2018	3	3
3.726% due 01/01/2015	1	1
4.000% due 11/25/2033 - 02/01/2044	31,085	31,924
4.250% due 10/01/2027 - 03/25/2033	7	7
4.500% due 05/01/2040 (c)	15,614	16,692
5.000% due 06/25/2023 - 11/25/2032	458	454
5.319% due 12/01/2014	1	1
5.370% due 08/25/2043	150	154
5.500% due 04/25/2017 - 10/01/2018	114	120
5.500% due 11/01/2018 - 09/25/2035 (c)	1,815	1,985
6.440% due 07/01/2036 (c)	698	783
6.500% due 06/25/2028	53	60
6.510% due 08/01/2036 (c)	995	1,116
6.605% due 05/25/2037 (a)	4,389	702
6.770% due 01/18/2029	61	63
7.000% due 02/01/2019 - 07/25/2042	29	33
7.500% due 08/25/2021 - 07/25/2022	55	64
7.875% due 11/01/2018	4	4
8.500% due 05/01/2017 - 04/01/2032	225	247
9.375% due 04/01/2016	20	22
15.435% due 08/25/2021	31	40
Freddie Mac
0.417% due 10/15/2032	23	23
0.425% due 08/25/2031	118	115
0.517% due 12/15/2029	25	25
0.525% due 10/25/2029	1	1
0.617% due 12/15/2031	10	10
0.717% due 04/15/2022 - 08/15/2031	36	36
0.817% due 03/15/2020	14	14
0.867% due 06/15/2022	23	23
1.110% due 09/25/2023	529	535
1.117% due 02/15/2021	9	9
1.171% due 05/15/2023	36	37
1.267% due 05/15/2023	12	12
1.342% due 02/25/2045	36	36
1.344% due 10/25/2044 (c)	5,602	5,675
1.544% due 07/25/2044 (c)	1,283	1,306
1.625% due 02/01/2017	2	2
2.014% due 09/01/2035	28	30
2.140% due 10/15/2022	15	15
2.232% due 10/01/2034	50	52
2.261% due 03/01/2028	6	6
2.275% due 09/01/2028	22	23
2.276% due 11/01/2027	81	81
2.310% due 02/01/2022	8	8
2.313% due 02/01/2035	43	45
2.331% due 10/01/2033	7	8
2.333% due 04/01/2032	102	102
2.348% due 04/01/2033	4	4

2.355% due 12/01/2033 (c)	120	128
2.359% due 04/01/2034	56	59
2.360% due 03/01/2034	61	64
2.362% due 11/01/2034	83	89
2.363% due 09/01/2033 (c)	106	113
2.365% due 11/01/2023	6	6
2.366% due 01/01/2035	14	15
2.375% due 08/01/2032 - 11/01/2034	91	97
2.398% due 02/01/2035	89	95
2.411% due 02/01/2035	18	20
2.420% due 02/01/2026	7	8
2.481% due 08/01/2023	21	22
2.488% due 09/01/2035	28	30
2.518% due 03/01/2032	96	103
2.532% due 01/01/2035	49	51
2.541% due 08/01/2030	35	35
2.553% due 02/01/2035	51	54
2.556% due 04/01/2036	58	62
2.565% due 03/01/2030	30	30
2.612% due 01/01/2035	40	41
2.617% due 07/01/2037	66	70
2.624% due 02/01/2036	45	47
2.722% due 04/01/2035 (c)	170	172
2.781% due 01/01/2032	7	7
2.850% due 03/01/2033	10	11
4.000% due 10/15/2033	179	189
4.500% due 05/15/2018 - 09/15/2018	107	116
5.000% due 08/15/2019 - 02/15/2036	798	862
5.426% due 05/01/2026	29	28
5.500% due 05/15/2036	78	84
5.841% due 08/01/2031 (c)	121	127
6.500% due 03/15/2021 - 07/25/2043	814	907
7.000% due 06/15/2029	64	75
7.500% due 02/15/2023 - 01/15/2031	24	28
8.000% due 03/15/2023	34	39
9.250% due 11/15/2019	5	5
9.500% due 04/15/2020	8	9
Ginnie Mae
0.567% due 02/20/2029	2	2
1.625% due 01/20/2023 - 10/20/2033	448	465
2.000% due 04/20/2017 - 07/20/2030	151	157
2.125% due 01/20/2034	47	49
3.000% due 04/20/2018 - 04/20/2019	16	16
4.000% due 04/20/2016 - 04/20/2019	10	10

Total U.S. Government Agencies (Cost $75,554)		77,117

U.S. TREASURY OBLIGATIONS 22.9%
U.S. Treasury Bonds
9.875% due 11/15/2015 (f)	14,800	17,425
U.S. Treasury Notes
1.250% due 08/31/2015 (f)	37,000	37,593
1.500% due 08/31/2018	12,100	12,033
2.125% due 12/31/2015	42,000	43,449
2.375% due 08/31/2014 (f)	97	98
3.125% due 10/31/2016	90,100	96,154

Total U.S. Treasury Obligations (Cost $209,388)		206,752

MORTGAGE-BACKED SECURITIES 55.4%
Adjustable Rate Mortgage Trust
0.445% due 11/25/2035	3,163	2,802
American Home Mortgage Investment Trust
2.349% due 06/25/2045	8,571	8,427
2.355% due 02/25/2045	236	234
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	7,321	5,814
Banc of America Funding Corp.
2.150% due 01/26/2037	131	131
2.589% due 09/20/2046	4,322	3,546
3.694% due 01/20/2047 ^	35	28
Banc of America Mortgage Trust
2.621% due 12/25/2033	203	200
2.623% due 07/25/2033	326	323
2.747% due 05/25/2033	149	147
2.748% due 11/25/2033	76	75
2.751% due 10/25/2035	1,981	1,810
2.807% due 06/25/2035	2,365	2,279
2.834% due 06/25/2034	212	210
3.197% due 02/25/2033	84	83
4.628% due 11/25/2034	228	201
BCRR Trust
5.804% due 08/17/2045	8,300	9,148
Bear Stearns Adjustable Rate Mortgage Trust
2.255% due 02/25/2036	473	391

2.430% due 10/25/2035	296	291
2.581% due 08/25/2033	43	44
2.582% due 05/25/2033	509	317
2.633% due 10/25/2034	194	166
2.730% due 05/25/2034	55	52
2.743% due 11/25/2030	15	15
2.758% due 04/25/2034	1,559	1,470
2.761% due 01/25/2034	138	139
2.796% due 10/25/2034	91	90
2.817% due 05/25/2034	19	18
2.821% due 04/25/2034	206	199
2.831% due 02/25/2034	2,025	1,992
2.838% due 02/25/2033	15	14
2.861% due 05/25/2047 ^	1,715	1,442
2.912% due 07/25/2034	2	2
Bear Stearns Alt-A Trust
2.328% due 01/25/2036 ^	1,264	903
2.383% due 12/25/2033	1,036	1,047
2.474% due 04/25/2035	225	210
2.481% due 02/25/2036 ^	27	18
2.527% due 11/25/2035 ^	3,523	2,587
2.556% due 08/25/2036 ^	2,795	1,917
2.649% due 05/25/2035	2,029	1,931
2.801% due 08/25/2036 ^	2,744	1,943
Bear Stearns Mortgage Securities, Inc.
2.540% due 06/25/2030	42	43
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036	2,298	1,756
2.591% due 12/26/2046	10,366	6,269
Bella Vista Mortgage Trust
0.417% due 05/20/2045	93	76
0.535% due 02/25/2035	12,909	9,301
CBA Commercial Small Balance Commercial Mortgage
0.445% due 12/25/2036	292	225
Charlotte Gateway Village LLC
6.410% due 12/01/2016	707	751
Chase Mortgage Finance Trust
2.559% due 12/25/2035	4,525	4,114
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.681% due 01/25/2035	952	658
Citigroup Mortgage Loan Trust, Inc.
0.495% due 12/25/2034	609	548
0.965% due 08/25/2035	533	424
2.510% due 10/25/2035	235	230
2.540% due 05/25/2035	89	87
2.613% due 08/25/2035	400	396
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	262	218
Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	494	546
Commercial Mortgage Trust
2.231% due 05/15/2045 (a)	15,651	1,875
Community Program Loan Trust
4.500% due 04/01/2029	333	337
Countrywide Alternative Loan Trust
0.325% due 07/25/2036	14,825	12,468
0.355% due 09/25/2046 ^	1,378	1,003
0.355% due 11/25/2046	111	85
0.362% due 12/20/2046	5,489	3,927
0.365% due 06/25/2037	1,508	1,243
0.367% due 07/20/2046 ^	1,977	1,191
0.377% due 03/20/2046	844	611
0.377% due 07/20/2046 ^	1,723	1,039
0.415% due 05/25/2035	322	157
0.435% due 02/25/2036	316	247
0.445% due 12/25/2035	394	341
0.455% due 11/25/2035	118	87
0.475% due 10/25/2035	170	128
0.487% due 11/20/2035	830	685
0.495% due 10/25/2035	148	118
0.565% due 03/25/2034	7	7
0.665% due 05/25/2035	911	724
0.935% due 11/25/2035	5,778	4,920
0.949% due 08/25/2046	3,686	2,765
0.968% due 03/25/2047 ^	10,865	7,162
1.128% due 02/25/2036	1,872	1,573
1.658% due 08/25/2035	3,851	3,583
5.500% due 11/25/2035 ^	3,739	3,289
5.500% due 03/25/2036	216	168
5.750% due 03/25/2037 ^	1,028	847
6.000% due 10/25/2032	2	2
6.250% due 12/25/2033	203	214
6.250% due 08/25/2037 ^	604	486
6.500% due 11/25/2031	170	179
Countrywide Home Loan Mortgage Pass-Through Trust
0.455% due 04/25/2035	101	83

0.465% due 03/25/2035	60	55
0.485% due 03/25/2035	6,437	5,309
0.505% due 02/25/2035	208	180
0.555% due 02/25/2035	296	216
0.565% due 08/25/2018	23	23
0.705% due 02/25/2035	488	461
1.085% due 09/25/2034	411	251
1.952% due 06/19/2031	7	7
2.376% due 02/20/2036	473	366
2.417% due 02/20/2036	571	506
2.526% due 02/20/2035	8	8
2.568% due 02/19/2034	52	44
2.596% due 02/19/2034	48	48
2.645% due 04/25/2035 ^	209	57
2.668% due 08/25/2034	4,113	3,829
2.723% due 07/19/2033	173	168
2.826% due 08/25/2034	403	367
2.876% due 05/19/2033	30	29
3.014% due 02/25/2034	235	232
4.500% due 10/25/2018	104	107
5.000% due 11/25/2018	45	46
5.500% due 08/25/2033	477	467
6.000% due 11/25/2037	455	416
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040	487	527
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032	93	88
1.315% due 09/25/2034	3,750	3,115
2.291% due 06/25/2033	655	646
2.329% due 07/25/2033	62	62
2.568% due 10/25/2033	389	373
2.603% due 12/25/2032 ^	83	77
5.500% due 11/25/2035	519	446
5.750% due 04/25/2033	38	40
6.250% due 07/25/2035	875	925
6.500% due 04/25/2033	32	33
7.000% due 02/25/2033	40	42
Credit Suisse Mortgage Capital Certificates
0.347% due 04/15/2022	12,333	12,305
0.397% due 10/15/2021	7,405	7,388
2.782% due 08/27/2037	112	113
2.787% due 07/27/2036	367	370
5.342% due 12/16/2043	5,000	5,456
5.509% due 04/15/2047	2,000	2,135
DBUBS Mortgage Trust
3.642% due 08/10/2044	1,100	1,157
Downey Savings & Loan Association Mortgage Loan Trust
1.084% due 04/19/2047	1,312	1,143
Drexel Burnham Lambert CMO Trust
0.920% due 05/01/2016	1	1
Extended Stay America Trust
1.079% due 12/05/2031 (a)	24,500	568
First Horizon Alternative Mortgage Securities
2.192% due 09/25/2034	5,862	5,734
2.207% due 06/25/2034	5,205	5,064
2.279% due 03/25/2035	433	345
First Horizon Mortgage Pass-Through Trust
2.559% due 02/25/2035	321	323
First Republic Bank Mortgage Pass-Through Certificates
0.645% due 06/25/2030	58	57
First Republic Mortgage Loan Trust
0.517% due 11/15/2031	489	483
GMAC Mortgage Corp. Loan Trust
3.420% due 05/25/2035	61	58
Greenpoint Mortgage Funding Trust
0.375% due 04/25/2036	454	340
0.395% due 06/25/2045	391	335
Greenpoint Mortgage Pass-Through Certificates
2.792% due 10/25/2033	288	285
Greenwich Capital Acceptance, Inc.
2.794% due 06/25/2024	22	21
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	50	53
5.444% due 03/10/2039	1,800	1,980
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	1,224	1,253
8.000% due 09/19/2027	594	608
GSR Mortgage Loan Trust
0.515% due 01/25/2034	37	36
2.598% due 04/25/2035	2,560	2,461
2.627% due 01/25/2036 ^	723	679
2.656% due 09/25/2035	52	51
2.671% due 09/25/2035	828	830
HarborView Mortgage Loan Trust
0.346% due 07/19/2046	4,654	3,225
0.356% due 02/19/2046	783	677

0.386% due 05/19/2035	484	426
0.406% due 06/19/2035	8,196	7,207
0.406% due 03/19/2036	607	447
0.516% due 01/19/2035	70	51
0.906% due 02/19/2034	25	25
2.058% due 11/19/2034	52	50
2.704% due 08/19/2034	358	354
2.718% due 12/19/2035 ^	58	52
2.806% due 06/19/2045	481	319
HSI Asset Securitization Corp. Trust
0.485% due 07/25/2035	328	315
Impac CMB Trust
1.065% due 10/25/2033	219	216
Impac Secured Assets Trust
0.515% due 05/25/2036	202	200
0.595% due 08/25/2036	1,194	1,165
1.105% due 11/25/2034	68	64
IndyMac Adjustable Rate Mortgage Trust
1.782% due 01/25/2032	17	17
IndyMac Mortgage Loan Trust
0.355% due 09/25/2046	1,128	943
0.405% due 04/25/2035	333	296
0.405% due 07/25/2035	352	321
0.445% due 03/25/2035	253	229
0.465% due 06/25/2037 ^	222	111
0.485% due 02/25/2035	2,959	2,674
0.485% due 07/25/2045	117	110
0.965% due 11/25/2034	8,330	7,443
1.385% due 09/25/2034	254	206
2.503% due 12/25/2034	2,129	1,964
2.783% due 06/25/2036	4,317	3,043
4.613% due 06/25/2036	2,895	2,772
4.788% due 02/25/2036	15,325	13,479
JPMorgan Alternative Loan Trust
0.665% due 06/27/2037	7,413	6,319
3.641% due 10/25/2036	8,953	6,412
JPMorgan Chase Commercial Mortgage Securities Trust
0.617% due 07/15/2019	620	612
JPMorgan Mortgage Trust
2.482% due 10/25/2035	162	132
2.604% due 10/25/2035	500	501
2.715% due 06/25/2035	353	343
3.339% due 04/25/2035	63	64
JPMorgan Resecuritization Trust
2.277% due 07/27/2037	97	97
4.429% due 01/27/2047	213	216
4.855% due 04/20/2036	298	307
6.000% due 02/27/2037	825	847
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	13	14
LB Mortgage Trust
8.544% due 01/20/2017	42	43
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	83	91
MASTR Adjustable Rate Mortgages Trust
0.495% due 12/25/2034	1,533	1,418
2.271% due 12/25/2033	140	133
2.749% due 01/25/2034	1	1
MASTR Asset Securitization Trust
5.500% due 06/25/2033	253	253
5.500% due 09/25/2033	459	471
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 06/15/2030	299	290
0.867% due 11/15/2031	252	249
Merrill Lynch Floating Trust
0.706% due 07/09/2021	1,624	1,621
Merrill Lynch Mortgage Investors Trust
0.785% due 08/25/2028	35	35
0.805% due 10/25/2028	398	395
0.905% due 03/25/2028	66	65
1.596% due 10/25/2035	1,309	1,272
1.951% due 01/25/2029	82	81
2.124% due 04/25/2035	91	87
2.435% due 08/25/2033	416	66
2.681% due 11/25/2035	5,956	5,823
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	545
Morgan Stanley Capital Trust
5.207% due 11/14/2042	1,090	1,147
5.439% due 02/12/2044	5,275	5,331
5.692% due 04/15/2049	500	555
Morgan Stanley Mortgage Loan Trust
0.425% due 03/25/2036	5,150	3,828
0.435% due 09/25/2035	32	31
2.462% due 10/25/2034	192	193

Morgan Stanley Re-REMIC Trust
5.804% due 08/15/2045	2,900	3,175
Nomura Asset Acceptance Corp.
7.500% due 03/25/2034	1,098	1,189
Prudential Securities Secured Financing Corp.
1.295% due 05/25/2022	60	60
RBSSP Resecuritization Trust
2.374% due 12/26/2036	3,012	3,040
4.000% due 12/26/2036	290	290
Residential Accredit Loans, Inc. Trust
0.355% due 04/25/2046	2,240	1,660
0.365% due 10/25/2046	38,577	24,083
0.375% due 06/25/2037	548	389
0.375% due 04/25/2046	150	75
0.565% due 03/25/2033	42	41
3.216% due 09/25/2034	25	25
6.500% due 10/25/2036	2,784	2,228
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	13	14
Residential Asset Securitization Trust
0.515% due 10/25/2018	152	148
0.615% due 02/25/2034	116	111
6.250% due 08/25/2036	6,368	5,591
Residential Funding Mortgage Securities, Inc. Trust
0.565% due 07/25/2018	29	28
2.978% due 06/25/2035	3,886	3,744
3.882% due 02/25/2036 ^	169	145
5.500% due 12/25/2034	1,300	1,337
6.500% due 03/25/2032	1	1
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	1,266	1,397
S2 Hospitality LLC
4.500% due 04/15/2025	20	20
SACO, Inc.
7.000% due 08/25/2036	13	13
Salomon Brothers Mortgage Securities, Inc.
0.665% due 05/25/2032	59	54
2.618% due 09/25/2033	14	14
8.500% due 05/25/2032	312	326
Sequoia Mortgage Trust
0.397% due 02/20/2035	382	359
0.477% due 11/20/2034	112	111
0.866% due 10/19/2026	108	108
0.879% due 05/20/2034	1,251	1,218
0.927% due 10/20/2027	35	34
0.967% due 10/20/2027	85	82
0.998% due 02/20/2034	602	587
1.527% due 10/20/2027	522	504
1.737% due 08/20/2034 (c)	434	435
1.774% due 06/20/2034	135	133
1.961% due 09/20/2032	79	75
Silver Oak Ltd.
1.696% due 06/21/2018	13,800	13,961
Structured Adjustable Rate Mortgage Loan Trust
0.505% due 08/25/2035	1,283	1,217
0.900% due 06/25/2034	951	878
1.534% due 01/25/2035	1,297	1,024
1.534% due 05/25/2035	1,799	1,188
2.495% due 04/25/2034	305	302
2.523% due 03/25/2034	274	273
2.588% due 02/25/2036 ^	3,858	3,209
2.906% due 02/25/2034	376	370
Structured Asset Mortgage Investments Trust
0.325% due 09/25/2047	8,424	8,370
0.445% due 02/25/2036	557	432
0.475% due 12/25/2035	582	436
0.766% due 07/19/2034	2,025	1,681
0.866% due 03/19/2034	637	563
1.006% due 10/19/2033	142	128
Structured Asset Mortgage Investments, Inc.
2.524% due 05/02/2030	88	64
Structured Asset Securities Corp.
7.500% due 10/25/2036 ^	2,125	1,998
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.742% due 02/25/2032	26	25
2.205% due 10/25/2031	30	30
2.502% due 06/25/2033	356	349
2.514% due 06/25/2033	767	766
2.536% due 07/25/2032	12	11
2.681% due 06/25/2032	8	3
Travelers Mortgage Services, Inc.
2.348% due 09/25/2018	35	35
Wachovia Bank Commercial Mortgage Trust
0.247% due 06/15/2020	18	18
0.881% due 10/15/2041 (a)	63,078	294
5.342% due 12/15/2043	19,545	21,522

5.500% due 04/15/2047	20,000	22,140
Wachovia Mortgage Loan Trust LLC
5.383% due 10/20/2035	1,562	1,535
WaMu Mortgage Pass-Through Certificates
0.425% due 11/25/2045	7,582	6,951
0.435% due 12/25/2045 (c)	9,819	9,139
0.455% due 07/25/2045	781	736
0.455% due 10/25/2045	5,515	5,148
0.475% due 01/25/2045	1,460	1,381
0.485% due 07/25/2045	4,456	4,242
0.548% due 11/25/2034 (c)	344	334
0.558% due 11/25/2034	523	504
0.578% due 10/25/2044	1,531	1,430
0.608% due 06/25/2044	6,858	6,301
0.608% due 07/25/2044	111	107
0.678% due 10/25/2044	2,125	2,001
0.688% due 07/25/2044	89	77
1.143% due 02/25/2046	650	613
1.213% due 01/25/2046	1,704	1,637
1.310% due 11/25/2041	99	95
1.340% due 05/25/2041	148	145
1.543% due 06/25/2042	622	573
1.543% due 08/25/2042	661	614
1.543% due 04/25/2044	1,286	1,263
1.838% due 12/19/2039	433	295
1.936% due 11/25/2041	11	11
2.206% due 03/25/2033	406	405
2.207% due 02/27/2034	895	888
2.379% due 04/25/2033	309	245
2.422% due 08/25/2033	44	40
2.425% due 09/25/2035	162	158
2.440% due 01/25/2033	299	301
2.449% due 06/25/2034	241	243
2.454% due 06/25/2033	11	11
2.517% due 02/25/2037 ^	2,235	1,971
4.558% due 02/25/2037 ^	1,075	891
Washington Mutual MSC Mortgage Pass-Through Certificates
0.687% due 01/25/2018	15	15
2.063% due 02/25/2033	28	28
2.203% due 12/25/2032	517	502
2.361% due 11/25/2030	47	46
5.750% due 03/25/2033	364	385
6.000% due 03/25/2033	92	93
Wells Fargo Mortgage Loan Trust
2.727% due 09/27/2036	5,548	4,351
Wells Fargo Mortgage-Backed Securities Trust
0.665% due 07/25/2037	1,100	960
2.490% due 11/25/2033	169	173
2.612% due 07/25/2036 ^	757	727
2.616% due 01/25/2035	25	25
2.627% due 05/25/2035	360	328
2.628% due 03/25/2036	12,630	12,533
2.712% due 03/25/2036	5,361	5,037
5.765% due 04/25/2036	244	231

Total Mortgage-Backed Securities (Cost $475,303)		499,179

ASSET-BACKED SECURITIES 45.6%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,575	1,207
Access Group, Inc.
1.538% due 10/27/2025	1,429	1,444
ACE Securities Corp. Home Equity Loan Trust
1.215% due 12/25/2033	829	782
1.215% due 07/25/2034	327	290
AFC Home Equity Loan Trust
0.765% due 06/25/2028	882	738
0.835% due 04/25/2028	154	141
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	115	115
American Home Mortgage Investment Trust
0.345% due 08/25/2035	20	12
American Residential Eagle Bond Trust
1.165% due 05/25/2028	59	58
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.385% due 01/25/2036	33	33
0.605% due 08/25/2034	21,923	21,607
0.775% due 01/25/2035	793	571
1.515% due 02/25/2033	1,638	1,555
Amortizing Residential Collateral Trust
0.445% due 01/25/2032	34	30
0.705% due 06/25/2032	40	39
0.745% due 07/25/2032	20	19
0.865% due 08/25/2032	15	14

Amresco Residential Securities Mortgage Loan Trust
0.660% due 06/25/2028	74	69
0.720% due 06/25/2027	154	150
0.720% due 09/25/2027	230	219
Argent Securities, Inc.
1.215% due 10/25/2033	1,504	1,455
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.655% due 10/25/2035	1,000	783
1.215% due 11/25/2034	3,380	3,137
2.745% due 01/25/2034	4,009	3,725
Asset-Backed Funding Certificates Trust
0.585% due 03/25/2035	4,295	4,105
0.845% due 04/25/2033	880	829
0.865% due 06/25/2034	4,320	4,114
1.185% due 03/25/2032	948	900
Asset-Backed Securities Corp. Home Equity Loan Trust
0.687% due 06/15/2031	113	110
0.795% due 09/25/2034	562	514
1.517% due 04/15/2033	94	90
Bayview Financial Asset Trust
0.565% due 12/25/2039	236	199
Bayview Financial Mortgage Pass-Through Trust
5.500% due 12/28/2035	83	84
Bear Stearns Asset-Backed Securities Trust
0.235% due 12/25/2036	134	133
0.285% due 05/25/2037	344	332
0.565% due 03/25/2035	3,113	3,093
0.655% due 06/25/2036	772	762
0.665% due 09/25/2034	198	171
0.755% due 06/25/2043	1,115	1,106
0.825% due 10/25/2032	70	66
0.845% due 09/25/2035	538	536
0.965% due 10/27/2032	24	23
1.065% due 12/25/2033	919	905
1.165% due 10/25/2037	5,397	1,794
1.165% due 11/25/2042	288	280
1.365% due 10/25/2032	222	209
1.415% due 08/25/2037	10,256	8,928
1.665% due 11/25/2042	176	169
1.765% due 10/25/2037	1,500	876
1.815% due 11/25/2042	1,460	1,384
2.930% due 07/25/2036	1,264	586
2.974% due 10/25/2036	2,249	2,124
5.500% due 01/25/2034	87	90
5.500% due 12/25/2035	295	277
5.750% due 10/25/2033	995	1,038
6.000% due 06/25/2034	1,108	1,177
Bear Stearns Second Lien Trust
1.365% due 12/25/2036	5,000	3,528
Bear Stearns Structured Products, Inc.
1.165% due 03/25/2037	452	441
BlueMountain CLO Ltd.
0.478% due 11/15/2017	262	262
Capital Trust Re CDO Ltd.
5.267% due 06/25/2035	3,000	3,013
Carrington Mortgage Loan Trust
0.645% due 10/25/2035	2,500	2,040
CDC Mortgage Capital Trust
0.785% due 01/25/2033	37	36
1.215% due 01/25/2033	699	643
Centex Home Equity Loan Trust
0.645% due 06/25/2034	1,052	808
0.855% due 09/25/2034	257	196
5.160% due 09/25/2034	989	929
Chase Funding Trust
0.705% due 04/25/2033	1	1
0.745% due 11/25/2034	3	2
4.537% due 09/25/2032	7	6
CIT Group Home Equity Loan Trust
1.140% due 12/25/2031	484	455
CIT Mortgage Loan Trust
1.415% due 10/25/2037	201	201
Citibank Omni Master Trust
2.917% due 08/15/2018	10,800	10,965
4.900% due 11/15/2018 (c)	10,000	10,368
Citigroup Mortgage Loan Trust, Inc.
0.245% due 01/25/2037	60	31
5.550% due 08/25/2035	500	432
5.629% due 08/25/2035	2,777	2,416
Conseco Finance Corp.
0.867% due 08/15/2033	161	152
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,496	1,110
Conseco Financial Corp.
6.180% due 04/01/2030	603	623
6.220% due 03/01/2030	1,961	2,105

6.240% due 12/01/2028	103	107
6.530% due 04/01/2030	431	452
6.760% due 03/01/2030	169	184
6.810% due 12/01/2028	1,962	2,094
6.860% due 03/15/2028	5	5
6.860% due 07/15/2028	68	70
6.870% due 04/01/2030	27	28
7.070% due 01/15/2029	10	10
7.140% due 03/15/2028	176	191
7.140% due 01/15/2029	137	145
7.290% due 03/15/2028	42	43
7.360% due 02/15/2029	8	9
7.550% due 01/15/2029	762	809
7.620% due 06/15/2028	40	42
Countrywide Asset-Backed Certificates
0.345% due 09/25/2036	663	642
0.355% due 06/25/2036	506	491
0.505% due 05/25/2036	12	11
0.535% due 12/25/2034	36	34
0.535% due 04/25/2036	579	388
0.555% due 11/25/2034	1,356	1,344
0.625% due 09/25/2034	21	21
0.625% due 05/25/2046	1,706	1,443
0.635% due 11/25/2033	1	1
0.645% due 12/25/2031	230	167
0.725% due 04/25/2034	297	280
0.765% due 11/25/2033	20	19
0.785% due 09/25/2033	211	200
0.815% due 10/25/2034	5,946	5,645
0.815% due 06/25/2035	860	847
0.845% due 06/25/2033	12	11
1.065% due 05/25/2032	183	176
1.165% due 09/25/2032	189	178
5.125% due 12/25/2034	3,873	2,088
5.143% due 05/25/2036 ^	415	369
5.413% due 01/25/2034	84	82
Credit Suisse First Boston Mortgage Securities Corp.
0.525% due 05/25/2044	23	23
0.785% due 01/25/2032	12	11
Credit-Based Asset Servicing and Securitization LLC
0.825% due 04/25/2036	135	131
4.416% due 12/25/2035	260	246
5.028% due 07/25/2035	55	54
5.970% due 10/25/2036	901	908
6.280% due 05/25/2035	489	494
Denver Arena Trust
6.940% due 11/15/2019	230	238
EFS Volunteer LLC
1.046% due 07/26/2027	1,494	1,511
EMC Mortgage Loan Trust
0.615% due 12/25/2042	1,233	1,150
0.915% due 08/25/2040	617	550
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	659	667
Equity One Mortgage Pass-Through Trust
0.415% due 07/25/2034	72	56
0.465% due 04/25/2034	1,257	1,076
0.505% due 07/25/2034	5	4
FBR Securitization Trust
0.925% due 09/25/2035	152	150
First Alliance Mortgage Loan Trust
8.020% due 03/20/2031	6	6
First Franklin Mortgage Loan Trust
0.275% due 12/25/2037	347	207
0.785% due 11/25/2031	132	118
First NLC Trust
0.235% due 08/25/2037	304	156
Fraser Sullivan CLO Ltd.
1.888% due 11/22/2022	13,000	13,034
Galaxy CLO Ltd.
0.478% due 04/25/2019	345	343
GMAC Mortgage Corp. Home Equity Loan Trust
0.915% due 02/25/2031	270	258
Goldman Sachs Asset Management CLO PLC
0.462% due 08/01/2022	2,317	2,270
GSAA Home Equity Trust
0.435% due 06/25/2035	323	299
GSAMP Trust
0.315% due 10/25/2036	6,360	862
0.515% due 01/25/2045	128	124
0.900% due 09/25/2035 ^	11,841	10,061
0.990% due 03/25/2034	1,706	1,599
1.140% due 08/25/2033	33	30
Home Equity Asset Trust
0.545% due 01/25/2036	9,120	8,819
0.765% due 11/25/2032	1	1

0.960% due 07/25/2034	683	635
1.085% due 02/25/2033	1	1
Home Equity Loan Trust
0.455% due 12/25/2032	3	3
6.230% due 06/25/2037	5,000	2,972
Home Equity Mortgage Loan Asset-Backed Trust
0.325% due 07/25/2037	152	94
0.615% due 08/25/2035	700	686
2.190% due 07/25/2034	975	867
Home Equity Mortgage Trust
5.800% due 05/25/2036	116	101
5.821% due 04/25/2035	316	316
Home Loan Trust
8.350% due 03/25/2025	11	11
HSBC Home Equity Loan Trust
0.317% due 03/20/2036	1,841	1,807
0.327% due 01/20/2036	85	83
0.347% due 01/20/2036	699	685
0.457% due 01/20/2034	201	200
0.697% due 01/20/2034	427	426
HSI Asset Loan Obligation Trust
0.225% due 12/25/2036	15	6
IMC Home Equity Loan Trust
7.310% due 11/20/2028	49	49
Irwin Home Equity Loan Trust
1.515% due 02/25/2029	292	278
JPMorgan Mortgage Acquisition Trust
0.225% due 12/25/2029	78	78
0.235% due 01/25/2037	8	8
0.245% due 08/25/2036	3	1
0.275% due 08/25/2036	1,875	984
L.A. Arena Funding LLC
7.656% due 12/15/2026	1,762	2,007
Lehman XS Trust
0.315% due 04/25/2037 ^	132	93
Long Beach Mortgage Loan Trust
0.495% due 01/25/2046	47	40
0.635% due 08/25/2035	3,035	2,951
0.725% due 10/25/2034	229	220
0.865% due 03/25/2032	1	1
1.020% due 07/25/2034	676	652
1.215% due 10/25/2034	145	127
1.590% due 03/25/2032	437	404
Loomis Sayles CLO Ltd.
0.468% due 10/26/2020	1,249	1,241
Massachusetts Educational Financing Authority
1.188% due 04/25/2038	1,586	1,597
MASTR Asset-Backed Securities Trust
0.315% due 05/25/2037	454	407
0.915% due 12/25/2034 ^	837	756
0.990% due 10/25/2034	1,234	1,157
MASTR Specialized Loan Trust
1.015% due 05/25/2037	630	15
Merrill Lynch First Franklin Mortgage Loan Trust
1.665% due 10/25/2037	582	440
Merrill Lynch Mortgage Investors Trust
0.225% due 10/25/2037	345	73
0.245% due 09/25/2037	111	29
0.255% due 06/25/2037	533	206
Mid-State Trust
6.005% due 08/15/2037	3,038	3,207
8.330% due 04/01/2030	414	430
Morgan Stanley ABS Capital, Inc. Trust
0.225% due 05/25/2037	273	161
0.265% due 11/25/2036	2,850	1,710
0.315% due 06/25/2036	142	113
0.345% due 01/25/2036	429	424
0.485% due 11/25/2035	6,141	5,991
0.625% due 06/25/2034	167	162
1.365% due 06/25/2033	729	708
2.165% due 07/25/2037 ^	980	74
2.565% due 08/25/2034	595	470
Morgan Stanley Dean Witter Capital, Inc. Trust
1.515% due 02/25/2033	186	176
2.640% due 01/25/2032	660	526
Morgan Stanley IXIS Real Estate Capital Trust
0.275% due 11/25/2036	2,641	1,243
Morgan Stanley Mortgage Loan Trust
0.325% due 11/25/2036	1,997	545
Mountain View Funding CLO Ltd.
0.504% due 04/15/2019	271	269
MSIM Peconic Bay Ltd.
0.522% due 07/20/2019	158	158
New Century Home Equity Loan Trust
0.345% due 05/25/2036	563	370
0.425% due 06/25/2035	2	2

0.615% due 06/25/2035	7,100	6,338
1.817% due 06/20/2031	904	886
Newcastle Investment Trust
4.500% due 07/10/2035	1,271	1,284
Nomura Asset Acceptance Corp.
0.785% due 01/25/2036	1,355	1,029
NovaStar Mortgage Funding Trust
0.265% due 03/25/2037	18	8
0.945% due 05/25/2033	4	4
Oakwood Mortgage Investors, Inc.
0.542% due 03/15/2018	214	192
Octagon Investment Partners Ltd.
0.538% due 11/28/2018	258	256
Option One Mortgage Loan Trust
0.945% due 02/25/2035	804	534
0.960% due 05/25/2034	33	29
0.965% due 02/25/2035	86	85
Option One Mortgage Loan Trust Asset-Backed Certificates
0.667% due 08/20/2030	7	6
0.705% due 06/25/2032	3	3
0.765% due 04/25/2033	28	26
Origen Manufactured Housing Contract Trust
0.407% due 05/15/2032	2	2
Pacifica CDO Corp.
0.498% due 01/26/2020	263	262
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.815% due 10/25/2034	1,000	961
0.865% due 10/25/2034	11,119	8,904
People’s Choice Home Loan Securities Trust
0.595% due 05/25/2035	557	550
Popular ABS Mortgage Pass-Through Trust
0.255% due 06/25/2047 ^	1,651	1,525
4.600% due 01/25/2036 ^	208	155
RAAC Series
0.505% due 02/25/2036	6,300	5,248
0.565% due 06/25/2047	12,400	11,275
1.365% due 09/25/2047	928	898
Renaissance Home Equity Loan Trust
0.665% due 12/25/2033	147	143
1.265% due 09/25/2037	830	450
1.365% due 08/25/2032	992	872
1.405% due 03/25/2033	23	21
4.934% due 08/25/2035	140	136
Residential Asset Mortgage Products Trust
0.945% due 02/25/2033	6	5
5.664% due 07/25/2034 ^	1,926	1,589
5.707% due 08/25/2034 ^	2,896	2,597
5.942% due 04/25/2034	1,234	1,236
Residential Asset Securities Corp. Trust
0.315% due 01/25/2037	7,124	5,922
0.435% due 05/25/2037	3,900	3,208
0.615% due 09/25/2035	5,352	5,135
0.745% due 06/25/2033	1,347	1,056
0.810% due 03/25/2035	5,407	4,913
0.960% due 01/25/2035	104	97
5.120% due 12/25/2033	404	374
7.140% due 04/25/2032 ^	160	8
SACO, Inc.
0.525% due 05/25/2036	1,643	2,078
0.585% due 03/25/2036	954	1,255
0.685% due 06/25/2036 ^	349	385
0.915% due 07/25/2035	2,108	1,948
Salomon Brothers Mortgage Securities, Inc.
0.645% due 03/25/2028	62	60
Salomon Mortgage Loan Trust
1.065% due 11/25/2033	1,153	1,079
Saxon Asset Securities Trust
0.665% due 03/25/2032	414	381
0.705% due 03/25/2035	685	535
Securitized Asset-Backed Receivables LLC Trust
0.215% due 10/25/2036 ^	1,491	589
0.595% due 01/25/2036 ^	164	0
0.825% due 10/25/2035	135	133
Silverado CLO Ltd.
0.506% due 04/11/2020	2,067	2,060
SLC Student Loan Trust
1.143% due 06/15/2021 (c)	5,400	5,421
4.750% due 06/15/2033	3,533	3,204
SLM Student Loan Trust
0.423% due 03/15/2024	6,000	5,792
0.433% due 12/15/2023 (c)	15,000	14,466
0.638% due 04/25/2023 (c)	2,599	2,596
1.080% due 03/15/2028	500	496
1.138% due 07/25/2023 (c)	14,600	14,777
1.443% due 12/15/2033	3,429	3,453
1.738% due 04/25/2023 (c)	3,884	4,006

1.817% due 12/15/2017	245	245
1.938% due 07/25/2023	5,000	5,234
2.817% due 12/16/2019 (c)	4,900	4,978
Soundview Home Loan Trust
0.355% due 02/25/2036	19	19
0.425% due 12/25/2035	1,937	1,877
0.465% due 11/25/2035	42	42
1.465% due 11/25/2033	140	138
South Carolina Student Loan Corp.
1.239% due 09/03/2024	600	603
Specialty Underwriting & Residential Finance Trust
0.665% due 09/25/2036	1,000	502
1.365% due 10/25/2035	262	209
Structured Asset Investment Loan Trust
0.645% due 09/25/2035	3,323	2,785
0.675% due 08/25/2035	1,500	881
0.825% due 04/25/2035	17,470	15,250
0.855% due 06/25/2035	4,168	3,842
1.140% due 09/25/2034	148	111
1.440% due 12/25/2034	132	41
1.590% due 04/25/2033	2,870	2,805
Structured Asset Securities Corp.
0.255% due 06/25/2037	873	832
1.669% due 04/25/2035	452	433
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.565% due 05/25/2034	5	5
0.745% due 01/25/2033	1,038	952
0.815% due 05/25/2034	21	20
1.740% due 01/25/2033	95	87
3.375% due 08/25/2031	189	185
Symphony CLO Ltd.
0.994% due 01/15/2024	15,000	14,687
Trapeza CDO Ltd.
1.004% due 11/16/2034	1,000	630
Truman Capital Mortgage Loan Trust
0.915% due 12/25/2032	263	253
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	891	886
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	91	93
6.210% due 05/07/2026	352	363
Washington Mutual Asset-Backed Certificates Trust
0.225% due 10/25/2036	136	56
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.795% due 04/25/2034	157	138
WMC Mortgage Loan Pass-Through Certificates
0.992% due 03/20/2029	14	13

Total Asset-Backed Securities (Cost $432,743)		411,619

SOVEREIGN ISSUES 0.3%
Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,641

Total Sovereign Issues (Cost $2,499)		2,641

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		903

Total Short-Term Instruments (Cost $903)		903

Total Investments in Securities (Cost $1,216,759)		1,219,684

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio	96,602	967

Total Short-Term Instruments (Cost $967)		967

Total Investments in Affiliates (Cost $967)		967

Total Investments 135.4% (Cost $1,217,726)		$1,220,651
Financial Derivative Instruments (d)(e) (0.3%) (Cost or Premiums, net $(4,664))		(2,606)
Other Assets and Liabilities, net (35.1%)		(316,321)

Net Assets 100.0%		$901,724

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$903	Freddie Mac 2.000% due 11/02/2022	$(923)	$903	$903

Total Repurchase Agreements						$(923)	$903	$903

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.400%	12/04/2013	01/07/2014	$(4,863)	$(4,865)
	0.650%	12/18/2013	03/14/2014	(1,399)	(1,399)
	0.940%	11/04/2013	02/06/2014	(6,568)	(6,578)
BPG	0.670%	12/18/2013	01/15/2014	(35,119)	(35,129)
DEU	0.280%	12/17/2013	01/13/2014	(12,000)	(12,001)
GSC	0.180%	12/16/2013	01/13/2014	(19,988)	(19,990)
MSC	1.150%	10/28/2013	01/28/2014	(8,267)	(8,284)

Total Reverse Repurchase Agreements					$(88,246)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.170%	12/18/2013	01/09/2014	$(17,207)	$(17,234)
	0.172%	12/18/2013	01/09/2014	(43,937)	(43,513)
	0.180%	12/20/2013	01/13/2014	(23,061)	(23,072)
	0.200%	12/23/2013	01/09/2014	(1,632)	(1,633)
	0.220%	12/23/2013	01/09/2014	(12,138)	(12,143)
GSC	0.230%	12/24/2013	01/06/2014	(4,795)	(4,796)
UBS	0.100%	12/30/2013	01/06/2014	(90,508)	(90,545)

Total Sale-Buyback Transactions					$(192,936)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $244,085 at a weighted average interest rate of 0.239%.
(3)	Payable for sale-buyback transactions includes $91 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.500%	01/01/2044	$16,000	$(17,044)	$(16,958)

Total Short Sales				$(17,044)	$(16,958)

(c)	Securities with an aggregate market value of $286,657 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	06/19/2023	$ 27,100	$(2,329)	$(2,260)	$0	$(139)

Total Swap Agreements					$(2,329)	$(2,260)	$0	$(139)

Cash of $888 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BRC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	(1.190%	)	02/25/2034	$121	$0	$55	$55	$0
	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	(1.240%	)	02/25/2035	147	0	91	91	0
CBK	CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	(2.150%	)	10/20/2020	1,000	0	52	52	0
FBF	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	(3.375%	)	07/25/2032	328	33	113	146	0
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%	)	10/11/2021	500	0	47	47	0
JPM	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus % due 09/15/2040	(1.170%	)	09/15/2040	1,000	0	792	792	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 1.700% due 12/27/2033	(1.390%	)	12/27/2033	111	0	1	1	0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	(1.730%	)	01/25/2034	926	0	223	223	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	(0.700%	)	05/25/2033	2,500	0	109	109	0
WNA	Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	(1.950%	)	04/15/2020	2,000	0	80	80	0

						$33	$1,563	$1,596	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	6.250%	07/25/2033	$348	$0	$(154)	$0	$(154)
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	0.960%	09/25/2034	1,000	(340)	337	0	(3)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	2.790%	01/25/2034	926	0	(216)	0	(216)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	3.150%	05/25/2033	2,500	0	24	24	0
	Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	0.800%	08/25/2034	1,000	(330)	306	0	(24)
	Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	0.650%	06/25/2035	140	(42)	34	0	(8)
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	0.690%	07/25/2035	787	(274)	96	0	(178)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	1.110%	12/25/2034	1,000	(320)	318	0	(2)
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.620% due 11/25/2034	0.620%	11/25/2034	424	(119)	105	0	(14)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	1.425%	04/25/2034	53	(21)	2	0	(19)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	1.950%	11/25/2034	0	(1)	0	0	(1)
MYC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	3.375%	07/25/2032	328	(39)	(107)	0	(146)

					$(1,486)	$745	$24	$(765)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	MetLife, Inc.	1.000%	09/20/2015	0.261%	$3,000	$(202)	$241	$39	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	ABX.HE.AA.6-2 Index	0.170%	05/25/2046	$165	$(67)	$(77)	$0	$(144)
FBF	ABX.HE.AA.7-1 Index	0.150%	08/25/2037	3,465	(2,942)	(332)	0	(3,274)
MYC	CDX.IG-5 10-Year Index 10-15%	0.460%	12/20/2015	8,000	0	57	57	0

					$(3,009)	$(352)	$57	$(3,418)

Total Swap Agreements					$(4,664)	$2,197	$1,716	$(4,183)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Securities with an aggregate market value of $4,188 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,703	$0	$6,703
Industrials	0	9,507	1,518	11,025
Municipal Bonds & Notes
Texas	0	992	0	992
West Virginia	0	2,753	0	2,753
U.S. Government Agencies	0	77,117	0	77,117
U.S. Treasury Obligations	0	206,752	0	206,752
Mortgage-Backed Securities	0	498,393	786	499,179
Asset-Backed Securities	0	410,809	810	411,619
Sovereign Issues	0	2,641	0	2,641
Short-Term Instruments
Repurchase Agreements	0	903	0	903
	$0	$1,216,570	$3,114	$1,219,684
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$967	$0	$0	$967
Total Investments	$967	$1,216,570	$3,114	$1,220,651

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,958)	$0	$(16,958)

Financial Derivative Instruments - Assets
Over the counter	$0	$1,716	$0	$1,716

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(139)	0	(139)
Over the counter	0	(4,183)	0	(4,183)

	$0	$(4,322)	$0	$(4,322)

Totals	$967	$1,197,006	$3,114	$1,201,087

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$1,602	$0	$(43)	$0	$0	$(41)	$0	$0	$1,518	$(38)
U.S. Government Agencies	78	0	(17)	0	0	2	0	(63)	0	0
Mortgage-Backed Securities	903	0	(161)	(4)	(3)	51	0	0	786	48
Asset-Backed Securities	1,100	0	(283)	2	0	(9)	0	0	810	(13)

	$3,683	$0	$(504)	$(2)	$(3)	$3	$0	$(63)	$3,114	$(3)

Financial Derivative Instruments - Assets
Over the counter	$362	$0	$0	$0	$0	$(282)	$0	$(80)	$0	$0

Totals	$4,045	$0	$(504)	$(2)	$(3)	$(279)	$0	$(143)	$3,114	$(3)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$1,518	Third Party Vendor	Broker Quote	106.00
Mortgage-Backed Securities	786	Benchmark Pricing	Base Price	99.97 - 106.50
Asset-Backed Securities	810	Benchmark Pricing	Base Price	84.70 - 100.00

Total	$3,114

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Developing Local Markets Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 49.1%
BRAZIL 38.7%
SOVEREIGN ISSUES 38.7%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	92,453	$37,143

Total Brazil (Cost $46,477)			37,143

UNITED STATES 8.8%
ASSET-BACKED SECURITIES 1.5%
Asset-Backed Funding Certificates Trust
0.865% due 06/25/2034		$215	205
Bear Stearns Asset-Backed Securities Trust
1.165% due 10/25/2037		599	566
Citigroup Mortgage Loan Trust, Inc.
0.225% due 07/25/2045		48	37
Countrywide Asset-Backed Certificates
0.345% due 09/25/2036		47	46
Credit-Based Asset Servicing and Securitization LLC
0.225% due 11/25/2036		3	2
0.285% due 07/25/2037		183	114
First NLC Trust
0.235% due 08/25/2037		194	99
GE-WMC Mortgage Securities Trust
0.205% due 08/25/2036		4	2
GSAMP Trust
0.235% due 12/25/2036		10	5
HSI Asset Securitization Corp. Trust
0.215% due 10/25/2036		3	1
JPMorgan Mortgage Acquisition Trust
0.225% due 03/25/2047		33	32
0.245% due 08/25/2036		2	1
0.275% due 08/25/2036		268	141
Lehman ABS Mortgage Loan Trust
0.255% due 06/25/2037		53	31
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034		62	59
Merrill Lynch Mortgage Investors Trust
0.245% due 09/25/2037		10	3
Morgan Stanley ABS Capital, Inc. Trust
0.225% due 05/25/2037		19	11
New Century Home Equity Loan Trust
0.345% due 05/25/2036		43	28
Popular ABS Mortgage Pass-Through Trust
0.255% due 06/25/2047 ^		35	32
Securitized Asset-Backed Receivables LLC Trust
0.225% due 12/25/2036 ^		39	13
0.245% due 11/25/2036 ^		18	8
Washington Mutual Asset-Backed Certificates Trust
0.225% due 10/25/2036		6	3

			1,439

MORTGAGE-BACKED SECURITIES 7.2%
Adjustable Rate Mortgage Trust
2.801% due 09/25/2035		181	161
American Home Mortgage Investment Trust
1.849% due 09/25/2045		26	24
Banc of America Funding Corp.
3.694% due 01/20/2047 ^		208	168
Banc of America Mortgage Trust
2.623% due 07/25/2034		65	66
Bear Stearns Adjustable Rate Mortgage Trust
2.831% due 02/25/2034		158	156
2.861% due 05/25/2047 ^		72	61
2.875% due 04/25/2034		64	62
Bear Stearns Alt-A Trust
0.325% due 02/25/2034		31	29
2.328% due 01/25/2036 ^		421	301
Bear Stearns Structured Products, Inc.
2.502% due 01/26/2036		1,072	819
2.591% due 12/26/2046		607	367
Chase Mortgage Finance Trust
2.663% due 03/25/2037		30	28

Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035	101	100
2.591% due 07/25/2046 ^	31	24
2.613% due 08/25/2035	129	73
Credit Suisse First Boston Mortgage Securities Corp.
2.291% due 06/25/2033	270	266
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035	178	169
Greenpoint Mortgage Pass-Through Certificates
2.792% due 10/25/2033	181	179
GSR Mortgage Loan Trust
2.627% due 01/25/2036 ^	35	33
HarborView Mortgage Loan Trust
2.742% due 07/19/2035	310	269
5.027% due 08/19/2036 ^	6	5
IndyMac Mortgage Loan Trust
2.503% due 12/25/2034	130	120
Luminent Mortgage Trust
0.345% due 12/25/2036	29	21
Merrill Lynch Mortgage Investors Trust
0.375% due 02/25/2036	1,004	921
0.415% due 11/25/2035	125	116
1.165% due 10/25/2035	234	230
Merrill Lynch Mortgage-Backed Securities Trust
4.627% due 04/25/2037 ^	24	20
Provident Funding Mortgage Loan Trust
2.504% due 08/25/2033	103	103
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^	226	185
Sequoia Mortgage Trust
2.414% due 01/20/2047 ^	15	13
2.634% due 04/20/2035	136	135
Structured Adjustable Rate Mortgage Loan Trust
2.487% due 01/25/2035	217	200
2.507% due 08/25/2035	128	118
Structured Asset Mortgage Investments Trust
0.416% due 07/19/2035	943	920
WaMu Mortgage Pass-Through Certificates
2.086% due 12/25/2036 ^	18	15
2.127% due 04/25/2037	19	15
2.369% due 09/25/2036 ^	25	22
2.374% due 12/25/2036 ^	57	51
2.454% due 06/25/2033	96	95
2.530% due 03/25/2034	136	135
4.465% due 05/25/2037 ^	38	31
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^	38	37

		6,863

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac
0.445% due 09/25/2031	127	118

Total United States (Cost $9,752)		8,420

SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (a) 0.5%
		505

SHORT-TERM NOTES 0.8%
Freddie Mac
0.101% due 07/01/2014	$786	786

U.S. TREASURY BILLS 0.3%
0.094% due 11/13/2014 (c)	280	280

Total Short-Term Instruments (Cost $1,570)		1,571

Total Investments in Securities (Cost $57,799)		47,134

	SHARES
INVESTMENTS IN AFFILIATES 50.0%
SHORT-TERM INSTRUMENTS 50.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 50.0%
PIMCO Short-Term Floating NAV Portfolio	4,785,545	47,879

Total Short-Term Instruments (Cost $47,882)	47,879

Total Investments in Affiliates (Cost $47,882)	47,879

Total Investments 99.1% (Cost $105,681)	$95,013
Financial Derivative Instruments (b) 3.3% (Cost or Premiums, net $0)	3,189
Other Assets and Liabilities, net (2.4%)	(2,341)

Net Assets 100.0%	$95,861

Notes to Schedule of Investments (amounts in thousands):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$505	Freddie Mac 2.080% due 10/17/2022	$(516)	$505	$505

Total Repurchase Agreements						$(516)	$505	$505

(1)	Includes accrued interest.

As of December 31, 2013, there were no open sale-buyback transactions. The average amount of borrowing while outstanding during the period ended December 31, 2013 was $643 at a weighted average interest rate of 0.120%.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	BRL	2,218		$1,000	$60	$0
	01/2014	HKD	13,191		1,701	0	0
	01/2014		$947	BRL	2,218	0	(7)
	04/2014		1,702	HKD	13,191	0	0
BPS	01/2014	BRL	32,138		$14,416	794	0
	01/2014		$13,719	BRL	32,138	0	(97)
	01/2014		24,239	MXN	313,865	0	(212)
	03/2014	MXN	175,289		$13,430	71	0
BRC	01/2014	BRL	4,368		1,974	123	0
	01/2014		$1,861	BRL	4,368	0	(9)
	01/2014		24,237	MXN	313,865	0	(210)
	02/2014	BRL	3,377		$1,426	6	0
	03/2014	MXN	43,783		3,368	32	0
	03/2014		$2,264	GBP	1,384	26	0
CBK	02/2014	JPY	2,181,600		$21,844	1,124	0
	03/2014		$4,008	EUR	2,908	0	(8)
DUB	01/2014	BRL	14,339		$6,200	122	0
	01/2014		$6,094	BRL	14,339	0	(16)
	02/2014	BRL	14,339		$6,046	17	0
	03/2014	MXN	62,584		4,844	75	0
FBF	01/2014	BRL	20,355		8,801	173	0
	01/2014		$8,678	BRL	20,355	0	(50)
	02/2014	BRL	20,355		$8,610	51	0
GLM	01/2014		4,562		1,991	58	0
	01/2014		$1,947	BRL	4,562	0	(14)
	01/2014		24,235	MXN	313,865	0	(207)
HUS	01/2014	BRL	17,318		$7,393	52	0
	01/2014		$7,426	BRL	17,318	0	(86)
	01/2014		24,237	MXN	313,865	0	(210)
	03/2014	MXN	52,130		$4,016	44	0
JPM	01/2014	BRL	13,515		5,872	144	0
	01/2014	MYR	9,600		3,036	107	0
	01/2014		$5,794	BRL	13,515	0	(66)
	02/2014	BRL	13,515		$5,748	65	0
	03/2014	MXN	37,550		2,899	37	0
MSC	01/2014	BRL	15,888		6,862	127	0
	01/2014		$6,802	BRL	15,888	0	(67)
	02/2014	BRL	15,888		$6,748	68	0
	02/2014		$2,020	BRL	4,739	0	(27)
	03/2014	MXN	112,819		$8,645	73	(25)
RBC	01/2014	BRL	13,622		5,815	41	0
	01/2014		$5,870	BRL	13,622	0	(96)
	02/2014	BRL	13,622		$5,824	97	0
SCX	01/2014		$1,701	HKD	13,191	0	0
	01/2014		2,877	MYR	9,600	52	0
UAG	01/2014	BRL	39,158		$17,468	870	0
	01/2014		$16,710	BRL	39,158	0	(112)
	02/2014	BRL	25,005		$10,585	71	0
	02/2014		$1,707	CHF	1,573	57	0

Total Forward Foreign Currency Contracts						$4,637	$(1,519)

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	8.780%	08/03/2016	MXN	2,550	$0	$21	$21	$0
CBK	Pay	28-Day MXN-TIIE	8.770%	08/03/2016		2,550	0	21	21	0
MYC	Pay	28-Day MXN-TIIE	9.920%	08/12/2015		4,000	0	29	29	0

							$0	$71	$71	$0

Total Swap Agreements							$0	$71	$71	$0

(c)	Securities with an aggregate market value of $280 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Brazil
Sovereign Issues	$0	$37,143	$0	$37,143
United States
Asset-Backed Securities	0	1,439	0	1,439
Mortgage-Backed Securities	0	6,863	0	6,863
U.S. Government Agencies	0	118	0	118
Short-Term Instruments
Repurchase Agreements	0	505	0	505
Short-Term Notes	0	786	0	786
U.S. Treasury Bills	0	280	0	280
	$0	$47,134	$0	$47,134

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$47,879	$0	$0	$47,879

Total Investments	$47,879	$47,134	$0	$95,013

Financial Derivative Instruments - Assets
Over the counter	$0	$4,708	$0	$4,708

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,519)	$0	$(1,519)

Totals	$47,879	$50,323	$0	$98,202

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 67.3%
BERMUDA 0.7%
CORPORATE BONDS & NOTES 0.7%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$600	$630
7.875% due 06/10/2019		5,000	6,137

Total Bermuda (Cost $6,288)			6,767

BRAZIL 28.6%
CORPORATE BONDS & NOTES 6.9%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	6,800	9,753
Braskem Finance Ltd.
5.750% due 04/15/2021		$2,400	2,364
7.250% due 06/05/2018		1,500	1,676
CSN Islands Corp.
6.875% due 09/21/2019		9,400	9,799
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		1,000	1,007
Petrobras Global Finance BV
3.000% due 01/15/2019		1,800	1,688
Petrobras International Finance Co.
5.750% due 01/20/2020		15,149	15,647
5.875% due 03/01/2018		10,000	10,703
7.875% due 03/15/2019		15,810	17,979
Vale Overseas Ltd.
6.250% due 01/23/2017		260	290

			70,906

SOVEREIGN ISSUES 21.7%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		2,100	2,126
Brazil Government International Bond
10.500% due 07/14/2014		1,700	1,788
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	286,700	85,608
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		332,865	133,727

			223,249

Total Brazil (Cost $330,273)			294,155

CAYMAN ISLANDS 1.1%
CORPORATE BONDS & NOTES 1.1%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$2,200	2,294
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		4,300	4,883
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		4,500	4,635

Total Cayman Islands (Cost $11,595)			11,812

CHILE 0.5%
CORPORATE BONDS & NOTES 0.5%
Corp. Nacional del Cobre de Chile
3.750% due 11/04/2020		$4,750	4,766

Total Chile (Cost $4,554)			4,766

CHINA 0.1%
CORPORATE BONDS & NOTES 0.1%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$1,000	993

Total China (Cost $1,000)			993

HONG KONG 1.0%
CORPORATE BONDS & NOTES 1.0%
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020	$7,500	8,075
CNPC General Capital Ltd.
1.450% due 04/16/2016	1,500	1,487
3.400% due 04/16/2023	500	458

Total Hong Kong (Cost $9,795)		10,020

INDIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Bank of India
4.750% due 09/30/2015	$925	957
State Bank of India
4.500% due 07/27/2015	5,400	5,560

Total India (Cost $6,401)		6,517

INDONESIA 3.3%
SOVEREIGN ISSUES 3.3%
Indonesia Government International Bond
6.875% due 03/09/2017	$11,500	12,809
6.875% due 01/17/2018	2,500	2,809
7.250% due 04/20/2015	5,000	5,366
7.500% due 01/15/2016	11,000	12,141
10.375% due 05/04/2014	500	516

Total Indonesia (Cost $33,480)		33,641

IRELAND 0.5%
CORPORATE BONDS & NOTES 0.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$100	101
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	4,300	4,671
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	200	213

Total Ireland (Cost $4,695)		4,985

KAZAKHSTAN 0.1%
CORPORATE BONDS & NOTES 0.1%
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	$840	858

Total Kazakhstan (Cost $852)		858

LUXEMBOURG 2.9%
CORPORATE BONDS & NOTES 2.9%
Rosneft Finance S.A.
6.625% due 03/20/2017	$11,710	12,998
7.500% due 07/18/2016	2,900	3,270
7.875% due 03/13/2018	5,000	5,800
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	300	320
7.750% due 05/29/2018	6,400	7,224
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018	500	547

Total Luxembourg (Cost $27,845)		30,159

MEXICO 7.2%
CORPORATE BONDS & NOTES 2.0%
America Movil S.A.B. de C.V.
5.000% due 10/16/2019	$3,000	3,292
5.000% due 03/30/2020	5,000	5,434
6.375% due 03/01/2035	2,500	2,722
BBVA Bancomer S.A.
6.500% due 03/10/2021	1,000	1,060
6.750% due 09/30/2022	2,000	2,135

Petroleos Mexicanos
8.000% due 05/03/2019		4,200	5,103
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	829

			20,575

SOVEREIGN ISSUES 5.2%
Mexico Government International Bond
4.750% due 06/14/2018		127,000	9,507
5.000% due 06/15/2017		42,500	3,285
6.250% due 06/16/2016		347,200	27,990
6.500% due 06/10/2021		135,000	10,660
8.500% due 12/13/2018		470	41
9.500% due 12/18/2014		1,155	93
10.000% due 12/05/2024		21,000	2,058

			53,634

Total Mexico (Cost $70,757)			74,209

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$5,000	5,124

Total Netherlands (Cost $5,103)			5,124

PANAMA 0.3%
SOVEREIGN ISSUES 0.3%
Panama Government International Bond
7.250% due 03/15/2015		$2,475	2,667

Total Panama (Cost $2,656)			2,667

PERU 0.5%
SOVEREIGN ISSUES 0.5%
Peru Government International Bond
8.375% due 05/03/2016		$4,000	4,646

Total Peru (Cost $4,613)			4,646

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	34

Total Poland (Cost $29)			34

QATAR 0.3%
SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015		$200	207
6.550% due 04/09/2019		2,400	2,867

Total Qatar (Cost $2,920)			3,074

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond
12.750% due 06/24/2028		$100	170

Total Russia (Cost $166)			170

SINGAPORE 1.1%
CORPORATE BONDS & NOTES 1.1%
Temasek Financial Ltd.
4.300% due 10/25/2019		$10,000	10,933

SOVEREIGN ISSUES 0.0%
Singapore Government Bond
2.500% due 06/01/2019	SGD	70	58

Total Singapore (Cost $10,000)			10,991

SOUTH KOREA 4.6%
CORPORATE BONDS & NOTES 3.4%
Export-Import Bank of Korea
4.000% due 01/29/2021		$14,000	14,411
5.125% due 06/29/2020		3,500	3,859
Industrial Bank of Korea
3.750% due 09/29/2016		380	404
Korea Development Bank
3.875% due 05/04/2017		3,000	3,168
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		2,600	2,604
Korea Exchange Bank
4.875% due 01/14/2016		5,000	5,346
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		2,590	2,652
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		2,000	2,053

			34,497

SOVEREIGN ISSUES 1.2%
Korea Housing Finance Corp.
4.125% due 12/15/2015		12,100	12,784

Total South Korea (Cost $45,438)			47,281

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$3,323	3,635

Total United Arab Emirates (Cost $3,512)			3,635

UNITED STATES 2.7%
ASSET-BACKED SECURITIES 0.0%
GSAA Home Equity Trust
0.465% due 03/25/2037		$456	273
Morgan Stanley Mortgage Loan Trust
0.525% due 04/25/2037		414	233

			506

CORPORATE BONDS & NOTES 2.1%
American International Group, Inc.
6.765% due 11/15/2017	GBP	364	698
Bank of America N.A.
0.523% due 06/15/2016		$900	892
Gerdau Holdings, Inc.
7.000% due 01/20/2020		15,100	16,535
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,400	2,839
Wachovia Corp.
5.750% due 02/01/2018		900	1,038

			22,002

MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Mortgage Trust
2.932% due 02/25/2036 ^		46	39
Bear Stearns Adjustable Rate Mortgage Trust
2.600% due 03/25/2035		2,334	2,355
Chase Mortgage Finance Trust
2.663% due 03/25/2037		89	82
Citigroup Mortgage Loan Trust, Inc.
2.591% due 07/25/2046 ^		61	49
2.825% due 03/25/2034		18	18
Countrywide Home Loan Mortgage Pass-Through Trust
2.726% due 09/25/2047 ^		38	31
5.001% due 10/20/2035		284	236
HarborView Mortgage Loan Trust
5.027% due 08/19/2036 ^		23	20
Luminent Mortgage Trust
0.345% due 12/25/2036		58	42
MASTR Adjustable Rate Mortgages Trust
0.405% due 05/25/2037		246	168
Merrill Lynch Alternative Note Asset Trust
0.465% due 03/25/2037		437	184
2.835% due 06/25/2037 ^		334	212

Merrill Lynch Mortgage-Backed Securities Trust
4.627% due 04/25/2037 ^		81	67
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,000	1,109
Morgan Stanley Mortgage Loan Trust
2.184% due 06/25/2036		24	22
Sequoia Mortgage Trust
2.414% due 01/20/2047 ^		38	32
WaMu Mortgage Pass-Through Certificates
2.016% due 01/25/2037 ^		72	60
2.086% due 12/25/2036 ^		44	38
2.127% due 04/25/2037		48	38
2.369% due 09/25/2036 ^		85	75
2.374% due 12/25/2036 ^		172	151
4.465% due 05/25/2037 ^		113	93

			5,121

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 01/30/2014 (d)(f)		400	402

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.750% due 06/15/2014 (f)		1,212	1,216

Total United States (Cost $26,965)			29,247

VIRGIN ISLANDS (BRITISH) 1.2%
CORPORATE BONDS & NOTES 1.2%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$6,700	6,867
GTL Trade Finance, Inc.
7.250% due 10/20/2017		5,000	5,644

Total Virgin Islands (British) (Cost $11,984)			12,511

SHORT-TERM INSTRUMENTS 9.1%
CERTIFICATES OF DEPOSIT 3.9%
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		$40,000	39,558

REPURCHASE AGREEMENTS (b) 0.0%			153

MEXICO TREASURY BILLS 2.4%
3.453% due 01/09/2014 - 06/26/2014 (a)	MXN	328,012	24,915

U.S. TREASURY BILLS 0.5%
0.092% due 01/02/2014 - 12/11/2014 (a)(f)		$5,133	5,130

MALAYSIA TREASURY BILLS 2.3%
2.942% due 01/09/2014 - 02/18/2014 (a)	MYR	78,000	23,762

Total Short-Term Instruments (Cost $94,319)			93,518

Total Investments in Securities (Cost $715,240)			691,780

	SHARES
INVESTMENTS IN AFFILIATES 32.0%
SHORT-TERM INSTRUMENTS 32.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.0%
PIMCO Short-Term Floating NAV Portfolio		32,819,289	328,357

Total Short-Term Instruments (Cost $328,384)			328,357

Total Investments in Affiliates (Cost $328,384)			328,357

Total Investments 99.3% (Cost $1,043,624)			$1,020,137
Financial Derivative Instruments (c)(e) 1.1% (Cost or Premiums, net $11,322)			11,419
Other Assets and Liabilities, net (0.4%)			(4,531)

Net Assets 100.0%			$1,027,025

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$153	Freddie Mac 2.100% due 10/17/2022	$(158)	$153	$153

Total Repurchase Agreements						$(158)	$153	$153

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended December 31, 2013 was $1,812 at a weighted average interest rate of (0.928%).

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	23	$28	$8	$0

Total Futures Contracts				$28	$8	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$10,000	$1,033	$77	$3	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	06/19/2020	$38,000	$1,913	$1,925	$121	$0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	24,700	2,122	1,720	126	0

					$4,035	$3,645	$247	$0

Total Swap Agreements					$5,068	$3,722	$250	$0

(d)	Securities with an aggregate market value of $176 and cash of $2,933 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	BRL	37,473		$16,842	$959	$0
	01/2014	HKD	8,666		1,118	0	0
	01/2014		$15,996	BRL	37,473	0	(113)
	04/2014		1,118	HKD	8,666	0	0
BPS	01/2014	BRL	34,829		$15,623	860	0
	01/2014	MXN	31,339		2,414	16	0
	01/2014		$14,868	BRL	34,829	0	(105)
	02/2014	MXN	12,938		$994	6	0
	03/2014		21,123		1,618	11	0
	03/2014		$35,496	MXN	463,906	0	(144)
	05/2014	MXN	5,126		$391	3	0
	06/2014		18,290		1,392	9	0
BRC	01/2014	BRL	66,118		29,883	1,858	0
	01/2014		$28,182	BRL	66,118	0	(157)
	02/2014	BRL	36,141		$15,263	68	0
	03/2014	GBP	812		1,329	0	(15)
CBK	03/2014	MXN	33,729		2,584	16	0
	06/2014		11,826		901	6	0
DUB	01/2014	BRL	101,515		44,105	1,077	0
	01/2014		$43,217	BRL	101,515	0	(188)
	02/2014	BRL	62,353		$26,290	73	0
	03/2014	MXN	4,167		321	3	0
	04/2014		$1,480	PEN	4,189	0	(1)
	05/2014	MXN	3,697		$283	3	0
FBF	01/2014	BRL	117,245		51,125	1,429	0
	01/2014		$49,982	BRL	117,245	0	(286)
	02/2014	BRL	108,598		$45,928	267	0
	03/2014	MXN	49,571		3,834	58	0
GLM	01/2014	BRL	24,114		10,526	305	0
	01/2014		$10,294	BRL	24,114	0	(73)
	03/2014	MXN	5,955		$457	4	0
	04/2014		34,642		2,655	21	0
	06/2014		11,825		901	7	0
HUS	01/2014	BRL	24,734		10,995	511	0
	01/2014		$10,558	BRL	24,734	0	(75)
JPM	01/2014	BRL	96,225		$42,187	1,400	0
	01/2014	MXN	34,504		2,669	28	0
	01/2014		$41,254	BRL	96,225	0	(468)
	01/2014		253	PLN	786	7	0
	02/2014	BRL	96,225		$40,924	466	0
	02/2014	MXN	9,942		770	11	0
	06/2014		24,095		1,835	14	0
MSC	01/2014	BRL	145,982		64,028	2,151	0
	01/2014		$62,693	BRL	145,982	0	(816)
	02/2014	BRL	97,724		$41,507	418	0
	03/2014		$15,538	MXN	205,253	103	0
	04/2014	PEN	4,240		$1,503	6	0
	06/2014	MXN	12,145		924	6	0
RBC	01/2014	BRL	96,570		41,224	291	0
	01/2014		$41,616	BRL	96,570	0	(684)
	02/2014	BRL	96,570		$41,290	686	0
SCX	01/2014	MYR	76,590		22,955	0	(412)
	01/2014		$1,118	HKD	8,666	0	0
UAG	01/2014	BRL	145,790		$63,841	2,046	0
	01/2014		$62,179	BRL	145,790	0	(383)
	01/2014		23,649	MYR	76,590	0	(282)
	02/2014	BRL	145,790		$61,690	392	0
	04/2014	MYR	76,590		23,537	295	0

Total Forward Foreign Currency Contracts						$15,890	$(4,202)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2018	1.859%	$60,000	$(2,032)	$(357)	$0	$(2,389)
	China Government International Bond	1.000%	12/20/2018	0.753%	25,000	422	(117)	305	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	5,000	(10)	41	31	0
BPS	Venezuela Government International Bond	5.000%	03/20/2015	11.626%	1,000	(11)	(63)	0	(74)
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.776%	5,000	13	6	19	0
	Brazil Government International Bond	1.000%	12/20/2015	0.982%	7,500	3	3	6	0
	Brazil Government International Bond	1.000%	06/20/2021	2.241%	20,000	(967)	(639)	0	(1,606)
	China Government International Bond	1.000%	12/20/2018	0.753%	10,000	108	14	122	0
	Indonesia Government International Bond	2.320%	12/20/2016	1.426%	2,600	0	70	70	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%	25,000	(260)	604	344	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	35,000	(68)	285	217	0
	Russia Government International Bond	1.000%	12/20/2015	0.904%	25,000	48	8	56	0
CBK	Brazil Government International Bond	1.000%	06/20/2021	2.241%	10,000	(456)	(347)	0	(803)
	China Government International Bond	1.000%	12/20/2016	0.391%	6,000	(248)	358	110	0
	China Government International Bond	1.000%	12/20/2018	0.753%	15,000	239	(56)	183	0
	China Government International Bond	1.000%	09/20/2021	1.135%	5,000	(121)	76	0	(45)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	1.217%	20,000	(140)	62	0	(78)
	Mexico Government International Bond	1.000%	12/20/2016	0.492%	10,000	(256)	410	154	0
	Mexico Government International Bond	1.000%	03/20/2018	0.719%	17,000	(25)	228	203	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	5,000	17	14	31	0
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	09/20/2014	0.990%	1,000	0	1	1	0
	Sberbank of Russia	1.000%	09/20/2014	0.712%	1,000	0	3	3	0
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.776%	21,000	108	(31)	77	0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%	15,000	(332)	(266)	0	(598)
	China Government International Bond	1.000%	09/20/2021	1.135%	4,000	(201)	165	0	(36)
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	55,000	(12)	353	340	1
FBF	Gazprom OAO Via Gaz Capital S.A.	1.580%	06/20/2016	1.376%	5,000	0	28	28	0
GST	Brazil Government International Bond	1.000%	03/20/2017	1.399%	20,000	(263)	18	0	(245)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2015	0.870%	50,000	(2,677)	2,774	97	0
	Mexico Government International Bond	1.000%	09/20/2015	0.318%	5,000	37	24	61	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	39,500	68	176	244	0
	Russia Government International Bond	1.000%	12/20/2014	0.621%	25,000	118	(16)	102	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.776%	10,000	28	9	37	0
	Mexico Government International Bond	1.000%	09/20/2016	0.456%	10,000	45	106	151	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	30,000	(73)	259	186	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.913%	4,000	(5)	9	4	0
JPM	Brazil Government International Bond	1.000%	12/20/2018	1.859%	10,000	(226)	(172)	0	(398)
	China Government International Bond	1.000%	12/20/2018	0.753%	20,000	241	4	244	1
	Indonesia Government International Bond	1.000%	03/20/2015	0.663%	3,225	(123)	137	14	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	10,000	(32)	94	62	0
	Panama Government International Bond	1.000%	12/20/2018	1.067%	5,000	(36)	22	0	(14)
MYC	Brazil Government International Bond	1.000%	09/20/2015	0.895%	1,500	(9)	12	3	0
	Gazprom OAO Via Gaz Capital S.A.	1.390%	05/20/2016	1.347%	1,700	0	5	5	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.072%	20,000	(258)	233	0	(25)
UAG	Indonesia Government International Bond	1.000%	03/20/2015	0.663%	3,225	(130)	144	14	0

						$(7,476)	$4,691	$3,524	$(6,309)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.EM-20 5-Year Index	5.000%	12/20/2018	$40,575	$4,084	$107	$4,191	$0
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,200	149	(112)	37	0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	25,000	3,150	(2,373)	777	0
	CDX.EM-19 5-Year Index	5.000%	06/20/2018	5,000	387	60	447	0
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	12,700	1,581	(1,186)	395	0
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,300	162	(122)	40	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	66,500	8,363	(6,297)	2,066	0

					$17,876	$(9,923)	$7,953	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.940%	01/02/2017	BRL	4,000	$2	$(112)	$0	$(110)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	280,000	41	355	396	0
	Pay	28-Day MXN-TIIE	5.520%	09/07/2018		115,000	120	(71)	49	0
BPS	Pay	28-Day MXN-TIIE	5.240%	10/05/2018		125,000	(44)	(32)	0	(76)
BRC	Pay	28-Day MXN-TIIE	8.780%	08/03/2016		5,700	0	47	47	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		200,000	(44)	454	410	0
	Pay	28-Day MXN-TIIE	5.000%	09/06/2019		130,000	(113)	(281)	0	(394)
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		225,000	286	56	342	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		217,000	181	(1,122)	0	(941)
CBK	Pay	28-Day MXN-TIIE	8.770%	08/03/2016		5,700	0	47	47	0
	Pay	28-Day MXN-TIIE	8.720%	09/05/2016		3,000	7	17	24	0
	Pay	28-Day MXN-TIIE	8.900%	09/22/2016		52,250	0	459	459	0
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	35,000	88	(979)	0	(891)
	Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN	100,000	97	(55)	42	0
	Pay	28-Day MXN-TIIE	5.240%	10/05/2018		195,000	162	(282)	0	(120)
	Pay	28-Day MXN-TIIE	5.000%	02/24/2020		250,000	17	(996)	0	(979)
FBF	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	14,300	(18)	(35)	0	(53)
GLM	Pay	1-Year BRL-CDI	11.320%	01/04/2016		21,000	26	(16)	10	0
	Pay	28-Day MXN-TIIE	8.865%	09/12/2016	MXN	45,000	0	394	394	0
	Pay	28-Day MXN-TIIE	5.750%	06/11/2018		95,000	(57)	186	129	0
	Pay	28-Day MXN-TIIE	5.240%	10/05/2018		150,000	97	(189)	0	(92)
HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		475,000	85	888	973	0
	Pay	28-Day MXN-TIIE	5.000%	02/24/2020		74,000	22	(312)	0	(290)
JPM	Pay	28-Day MXN-TIIE	8.850%	09/21/2016		80,000	0	694	694	0
MYC	Pay	1-Year BRL-CDI	8.640%	01/02/2017	BRL	229,500	20	(6,521)	0	(6,501)
	Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MXN	38,000	0	281	281	0
	Pay	28-Day MXN-TIIE	4.120%	10/26/2015		250,000	6	(30)	0	(24)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		650,000	50	871	921	0
	Pay	28-Day MXN-TIIE	5.520%	09/07/2018		41,700	22	(4)	18	0
	Pay	28-Day MXN-TIIE	5.530%	09/11/2018		175,000	176	(100)	76	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		165,000	(72)	(268)	0	(340)
	Pay	28-Day MXN-TIIE	6.750%	06/05/2023		180,000	(240)	264	24	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	8,000	5	(225)	0	(220)

							$922	$(6,617)	$5,336	$(11,031)

Total Swap Agreements							$11,322	$(11,849)	$16,813	$(17,340)

(f)	Securities with an aggregate market value of $5,872 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$6,767	$0	$6,767
Brazil
Corporate Bonds & Notes	0	70,906	0	70,906
Sovereign Issues	0	223,249	0	223,249
Cayman Islands
Corporate Bonds & Notes	0	11,812	0	11,812
Chile
Corporate Bonds & Notes	0	4,766	0	4,766
China
Corporate Bonds & Notes	0	993	0	993
Hong Kong
Corporate Bonds & Notes	0	10,020	0	10,020
India
Corporate Bonds & Notes	0	6,517	0	6,517
Indonesia
Sovereign Issues	0	33,641	0	33,641
Ireland
Corporate Bonds & Notes	0	4,985	0	4,985
Kazakhstan
Corporate Bonds & Notes	0	858	0	858
Luxembourg
Corporate Bonds & Notes	0	30,159	0	30,159
Mexico
Corporate Bonds & Notes	0	20,575	0	20,575
Sovereign Issues	0	53,634	0	53,634
Netherlands
Corporate Bonds & Notes	0	5,124	0	5,124
Panama
Sovereign Issues	0	2,667	0	2,667
Peru
Sovereign Issues	0	4,646	0	4,646
Poland
Sovereign Issues	0	34	0	34
Qatar
Sovereign Issues	0	3,074	0	3,074
Russia
Sovereign Issues	0	170	0	170
Singapore
Corporate Bonds & Notes	0	10,933	0	10,933
Sovereign Issues	0	58	0	58
South Korea
Corporate Bonds & Notes	0	34,497	0	34,497
Sovereign Issues	0	12,784	0	12,784
United Arab Emirates
Corporate Bonds & Notes	0	3,635	0	3,635
United States
Asset-Backed Securities	0	506	0	506
Corporate Bonds & Notes	0	22,002	0	22,002
Mortgage-Backed Securities	0	5,121	0	5,121
U.S. Government Agencies	0	402	0	402
U.S. Treasury Obligations	0	1,216	0	1,216
Virgin Islands (British)
Corporate Bonds & Notes	0	12,511	0	12,511
Short-Term Instruments
Certificates of Deposit	0	39,558	0	39,558
Repurchase Agreements	0	153	0	153
Mexico Treasury Bills	0	24,915	0	24,915
U.S. Treasury Bills	0	5,130	0	5,130
Malaysia Treasury Bills	0	23,762	0	23,762
	$0	$691,780	$0	$691,780

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$328,357	$0	$0	$328,357

Total Investments	$328,357	$691,780	$0	$1,020,137

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	250	0	258
Over the counter	0	32,703	0	32,703
	$8	$32,953	$0	$32,961

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(21,542)	$0	$(21,542)

Totals	$328,365	$703,191	$0	$1,031,556

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO FX Strategry Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 30.6%
U.S. TREASURY OBLIGATIONS 11.6%
U.S. Treasury Notes
0.125% due 07/31/2014	$300	$300
0.500% due 10/15/2014	1,100	1,103

Total U.S. Treasury Obligations (Cost $1,403)		1,403

SHORT-TERM INSTRUMENTS 19.0%
REPURCHASE AGREEMENTS (b) 0.8%
		103

SHORT-TERM NOTES 3.3%
Freddie Mac
0.101% due 07/01/2014	400	400

U.S. TREASURY BILLS 14.9%
0.062% due 01/09/2014 (a)	1,800	1,800

Total Short-Term Instruments (Cost $2,303)		2,303

Total Investments in Securities (Cost $3,706)		3,706

	SHARES
INVESTMENTS IN AFFILIATES 71.8%
SHORT-TERM INSTRUMENTS 71.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 71.8%
PIMCO Short-Term Floating NAV Portfolio	867,604	8,680

Total Short-Term Instruments (Cost $8,681)		8,680

Total Investments in Affiliates (Cost $8,681)		8,680

Total Investments 102.4% (Cost $12,387)		$12,386
Financial Derivative Instruments (c) 0.1% (Cost or Premiums, net $15)		7
Other Assets and Liabilities, net (2.5%)		(299)

Net Assets 100.0%		$12,094

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$103	Fannie Mae 2.120% due 11/07/2022	$(109)	$103	$103

Total Repurchase Agreements						$(109)	$103	$103

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	GBP	750		$1,227	$0	$(15)
	01/2014	JPY	82,526		800	16	0
	01/2014		$2,300	CAD	2,446	3	(1)
	01/2014		900	NOK	5,523	10	0
	01/2014		532	NZD	650	1	0
BPS	01/2014	EUR	900		$1,236	0	(2)
	01/2014	INR	12,562		203	0	0
	01/2014		$1,000	AUD	1,100	0	(18)
	01/2014		200	INR	12,562	3	0
	01/2014		532	NZD	650	1	0
	02/2014	JPY	73,555		$700	1	0
BRC	01/2014	GBP	1,300		2,134	0	(18)
	01/2014		$1,066	AUD	1,200	4	0
	01/2014		800	NOK	4,921	11	0
	02/2014	JPY	73,554		$700	1	0
CBK	01/2014	GBP	750		1,225	0	(17)
	01/2014		$983	AUD	1,100	0	(2)
	01/2014		250	RUB	8,230	0	(1)
DUB	01/2014	EUR	800		$1,096	0	(5)
	01/2014	GBP	750		1,227	0	(15)
	01/2014		$1,200	BRL	2,866	14	0
	01/2014		800	CAD	852	2	0
	01/2014		1,600	NOK	9,826	20	0
	01/2014		550	RUB	18,097	0	(1)
FBF	01/2014	EUR	800		$1,096	0	(5)
	01/2014	GBP	750		1,227	0	(15)
GLM	01/2014	EUR	1,800		2,463	3	(16)
	01/2014	JPY	169,216		1,650	43	0
	01/2014		$2,054	AUD	2,300	0	(2)
	01/2014		800	CAD	849	0	(1)
	01/2014		1,200	MXN	15,635	0	(3)
	01/2014		1,600	NOK	9,785	13	0
HUS	01/2014		550	BRL	1,301	0	(1)
	01/2014		350	MXN	4,570	0	(1)
	01/2014		900	NOK	5,522	10	0
	01/2014		250	RUB	8,259	0	0
JPM	01/2014	JPY	249,644		$2,400	29	0
	01/2014	`$	1,700	BRL	4,016	0	(5)
	01/2014		600	RUB	19,786	1	0
MSC	01/2014	EUR	900		$1,241	3	0
	01/2014	JPY	86,953		850	24	0
	01/2014		$1,150	BRL	2,715	0	(4)
	01/2014		800	CAD	854	4	0
	01/2014		1,700	JPY	177,004	0	(19)
	01/2014		1,550	MXN	20,247	2	(3)
	01/2014		800	NOK	4,905	9	0
RBC	01/2014	GBP	750		$1,225	0	(17)
	01/2014	JPY	82,264		800	19	0
	01/2014		$1,000	AUD	1,100	0	(18)
RYL	01/2014	EUR	900		$1,222	0	(16)
	01/2014	GBP	750		1,227	0	(15)
	01/2014	JPY	73,462		700	2	0
	01/2014		$999	AUD	1,100	0	(17)
SOG	01/2014	EUR	900		$1,237	0	(1)
	01/2014		$998	AUD	1,100	0	(17)
UAG	01/2014	JPY	73,462		$700	2	0
	01/2014		$800	CAD	854	4	0
	01/2014		800	INR	49,682	2	(1)
	01/2014		550	RUB	18,177	2	0

Total Forward Foreign Currency Contracts						$259	$(272)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC GBP versus USD		$1.654	01/16/2014	GBP	1,500	$6	$17
	Put - OTC NZD versus USD		0.804	01/21/2014	NZD	1,300	4	3
	Call - OTC USD versus CAD	CAD	1.075	01/08/2014		$1,600	4	1
	Call - OTC USD versus CAD		1.076	01/23/2014		700	2	2
	Put - OTC USD versus JPY	JPY	101.140	01/10/2014		1,600	7	0
	Call - OTC USD versus NOK	NOK	6.254	01/22/2014		1,800	9	4
BRC	Put - OTC AUD versus USD		$0.871	01/28/2014	AUD	1,200	5	4
	Call - OTC GBP versus USD		1.662	01/23/2014	GBP	1,300	6	13
	Put - OTC USD versus JPY	JPY	102.970	01/31/2014		$1,400	6	5
	Call - OTC USD versus NOK	NOK	6.283	01/03/2014		1,600	7	0
DUB	Call - OTC USD versus BRL	BRL	2.458	01/02/2014		1,200	8	0
	Call - OTC USD versus CAD	CAD	1.078	01/15/2014		1,600	4	2
	Call - OTC USD versus RUB	RUB	33.440	01/09/2014		600	2	0
	Call - OTC USD versus RUB		33.400	01/27/2014		500	2	2
FBF	Call - OTC EUR versus USD		$1.386	01/21/2014	EUR	1,600	6	10
	Call - OTC GBP versus USD		1.656	01/09/2014	GBP	1,500	7	10
GLM	Put - OTC AUD versus USD		0.876	01/13/2014	AUD	2,200	9	3
	Put - OTC AUD versus USD		0.876	01/21/2014		1,200	4	4
	Call - OTC USD versus MXN	MXN	13.379	01/02/2014		$800	4	0
	Call - OTC USD versus MXN		13.304	01/16/2014		800	4	3
	Call - OTC USD versus NOK	NOK	6.234	01/15/2014		1,600	0	3
HUS	Call - OTC USD versus BRL	BRL	2.428	01/16/2014		1,100	6	4
	Call - OTC USD versus MXN	MXN	13.354	01/23/2014		700	3	3
JPM	Put - OTC USD versus JPY	JPY	102.720	01/17/2014		1,600	6	2
MSX	Call - OTC EUR versus USD		$1.395	01/07/2014	EUR	1,800	6	1
	Call - OTC USD versus BRL	BRL	2.424	01/09/2014		$1,200	7	2
	Call - OTC USD versus BRL		2.425	01/23/2014		1,100	6	6
	Call - OTC USD versus CAD	CAD	1.083	01/02/2014		1,600	5	0
	Call - OTC USD versus MXN	MXN	13.449	01/09/2014		800	5	1
	Call - OTC USD versus NOK	NOK	6.246	01/08/2014		1,600	7	0
RBC	Call - OTC GBP versus USD		$1.656	01/02/2014	GBP	1,500	7	5
RYL	Call - OTC EUR versus USD		1.377	01/03/2014	EUR	1,800	7	5
	Put - OTC USD versus JPY	JPY	102.940	01/24/2014		$1,400	6	4
SOG	Put - OTC AUD versus USD		$0.890	01/06/2014	AUD	2,200	9	6
	Call - OTC EUR versus USD		1.392	01/14/2014	EUR	1,800	7	5
UAG	Call - OTC USD versus INR	INR	62.970	01/07/2014		$200	1	0
	Call - OTC USD versus INR		63.750	01/15/2014		200	1	0
	Call - OTC USD versus INR		63.600	01/21/2014		200	1	0
	Call - OTC USD versus INR		63.680	01/28/2014		200	1	1
	Call - OTC USD versus RUB	RUB	33.600	01/13/2014		600	2	0
	Call - OTC USD versus RUB		33.520	01/21/2014		500	2	1

Total Purchased Options							$201	$132

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC GBP versus USD		$1.617	01/16/2014	GBP	1,500	$(7)	$(1)
	Call - OTC NZD versus USD		0.834	01/21/2014	NZD	1,300	(4)	(4)
	Put - OTC USD versus CAD	CAD	1.051	01/08/2014		$1,600	(4)	(1)
	Put - OTC USD versus CAD		1.052	01/23/2014		700	(2)	(2)
	Call - OTC USD versus JPY	JPY	105.150	01/10/2014		1,600	(7)	(10)
	Put - OTC USD versus NOK	NOK	6.028	01/22/2014		1,800	(9)	(14)
BRC	Call - OTC AUD versus USD		$0.905	01/28/2014	AUD	1,200	(4)	(5)
	Put - OTC GBP versus USD		1.621	01/23/2014	GBP	1,300	(6)	(3)
	Call - OTC USD versus JPY	JPY	107.040	01/31/2014		$1,400	(5)	(6)
	Put - OTC USD versus NOK	NOK	6.034	01/03/2014		1,600	(6)	(3)
DUB	Put - OTC USD versus BRL	BRL	2.329	01/02/2014		1,200	(7)	0
	Put - OTC USD versus CAD	CAD	1.054	01/15/2014		1,600	(4)	(4)
	Put - OTC USD versus RUB	RUB	32.440	01/09/2014		600	(2)	0
	Put - OTC USD versus RUB		32.510	01/27/2014		500	(1)	(2)
FBF	Put - OTC EUR versus USD		$1.352	01/21/2014	EUR	1,600	(6)	(5)
	Put - OTC GBP versus USD		1.616	01/09/2014	GBP	1,500	(7)	0
GLM	Call - OTC AUD versus USD		0.911	01/13/2014	AUD	2,200	(8)	(2)
	Call - OTC AUD versus USD		0.907	01/21/2014		1,200	(4)	(3)
	Put - OTC USD versus MXN	MXN	12.772	01/02/2014		$800	(4)	0
	Put - OTC USD versus MXN		12.748	01/16/2014		800	(3)	(1)
	Put - OTC USD versus NOK	NOK	6.009	01/15/2014		1,600	0	(7)
HUS	Put - OTC USD versus BRL	BRL	2.314	01/16/2014		1,100	(5)	(3)
	Put - OTC USD versus MXN	MXN	12.817	01/23/2014		700	(3)	(3)
JPM	Call - OTC USD versus JPY	JPY	106.120	01/17/2014		1,600	(6)	(7)
MSX	Put - OTC EUR versus USD		$1.361	01/07/2014	EUR	1,800	(6)	(1)
	Put - OTC USD versus BRL	BRL	2.302	01/09/2014		$1,200	(6)	(1)
	Put - OTC USD versus BRL		2.313	01/23/2014		1,100	(5)	(4)
	Put - OTC USD versus CAD	CAD	1.055	01/02/2014		1,600	(4)	0
	Put - OTC USD versus MXN	MXN	12.805	01/09/2014		800	(4)	(1)
	Put - OTC USD versus NOK	NOK	6.026	01/08/2014		1,600	(6)	(5)
RBC	Put - OTC GBP versus USD		$1.611	01/02/2014	GBP	1,500	(7)	0
RYL	Put - OTC EUR versus USD		1.339	01/03/2014	EUR	1,800	(8)	0
	Call - OTC USD versus JPY	JPY	106.820	01/24/2014		$1,400	(5)	(5)
SOG	Call - OTC AUD versus USD		$0.924	01/06/2014	AUD	2,200	(7)	0
	Put - OTC EUR versus USD		1.356	01/14/2014	EUR	1,800	(7)	(4)
UAG	Put - OTC USD versus INR	INR	60.260	01/07/2014		$200	(1)	0
	Put - OTC USD versus INR		60.980	01/15/2014		200	(1)	0
	Put - OTC USD versus INR		61.120	01/21/2014		200	(1)	(1)
	Put - OTC USD versus INR		61.340	01/28/2014		200	(1)	(1)
	Put - OTC USD versus RUB	RUB	32.620	01/13/2014		600	(2)	(1)
	Put - OTC USD versus RUB		32.610	01/21/2014		500	(1)	(2)

Total Written Options							$(186)	$(112)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,403	$0	$1,403
Short-Term Instruments
Repurchase Agreements	0	103	0	103
Short-Term Notes	0	400	0	400
U.S. Treasury Bills	0	1,800	0	1,800
	$0	$3,706	$0	$3,706

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,680	$0	$0	$8,680

Total Investments	$8,680	$3,706	$0	$12,386

Financial Derivative Instruments - Assets

Over the counter	$0	$391	$0	$391

Financial Derivative Instruments - Liabilities

Over the counter	$0	$(384)	$0	$(384)

Totals	$8,680	$3,713	$0	$12,393

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.1%
BANK LOAN OBLIGATIONS 6.4%
Ancestry.com Inc.
4.250% due 05/15/2018		$765	$767
5.250% due 12/28/2018		2,864	2,880
Arch Coal Inc.
6.250% due 05/16/2018		3,383	3,343
Biomet, Inc.
3.665% - 3.746% due 07/25/2017		1,045	1,054
CityCenter Holdings LLC
5.000% due 10/16/2020		2,500	2,541
Dell, Inc.
4.500% due 04/29/2020		4,250	4,266
FGI Operating Company LLC
5.500% due 04/19/2019		2,920	2,953
First Data Corp.
4.164% due 09/24/2018		750	752
H.J. Heinz Co.
3.500% due 06/05/2020		3,483	3,514
Health Management Associates, Inc.
3.500% due 11/18/2018		868	870
Keystone Automotive Operations, Inc.
7.000% due 08/13/2019		698	702
Ocwen Financial Corp.
5.000% due 02/15/2018		744	754
Springleaf Financial Funding Co.
4.750% due 09/30/2019		4,100	4,156
Valeant Pharmaceuticals International, Inc.
4.500% due 08/05/2020		4,963	5,001

Total Bank Loan Obligations (Cost $32,986)			33,553

CORPORATE BONDS & NOTES 111.9%
BANKING & FINANCE 33.2%
AGFC Capital Trust
6.000% due 01/15/2067 (h)		11,500	9,718
Ally Financial, Inc.
4.625% due 06/26/2015		225	235
5.500% due 02/15/2017 (h)		3,887	4,227
6.750% due 12/01/2014 (h)		3,500	3,675
7.500% due 09/15/2020		1,950	2,279
8.000% due 03/15/2020		600	722
8.300% due 02/12/2015		2,838	3,058
Arrow Global Finance PLC
7.875% due 03/01/2020	GBP	400	707
Banco Panamericano S.A.
5.500% due 08/04/2015		$1,250	1,276
Bank One Capital
8.750% due 09/01/2030		250	320
Banque PSA Finance S.A.
4.000% due 06/24/2015	EUR	2,000	2,831
Boats Investments Netherlands BV
11.000% due 03/31/2017 (a)		6,072	3,814
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		$300	319
CIT Group, Inc.
4.250% due 08/15/2017		2,425	2,534
5.000% due 05/15/2017 (h)		6,350	6,810
5.000% due 08/15/2022		2,425	2,374
5.000% due 08/01/2023		2,625	2,540
5.250% due 03/15/2018		100	108
Credit Suisse AG
6.500% due 08/08/2023 (h)		3,000	3,199
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		1,000	1,058
DuPont Fabros Technology LP
5.875% due 09/15/2021		1,200	1,245
E*TRADE Financial Corp.
6.375% due 11/15/2019		1,500	1,618
Eksportfinans ASA
2.000% due 09/15/2015		2,050	2,024
2.375% due 05/25/2016		2,200	2,170
3.000% due 11/17/2014		600	603
5.500% due 05/25/2016		1,325	1,401
5.500% due 06/26/2017 (h)		9,825	10,397

Fidelity & Guaranty Life Holdings, Inc.
6.375% due 04/01/2021		1,175	1,240
Ford Motor Credit Co. LLC
5.875% due 08/02/2021 (h)		875	992
GMAC International Finance BV
7.500% due 04/21/2015	EUR	5,000	7,368
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	1,350	2,297
HBOS PLC
6.750% due 05/21/2018		$220	250
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		653	69
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		1,750	1,807
International Lease Finance Corp.
7.125% due 09/01/2018 (h)		1,275	1,482
8.625% due 09/15/2015 (h)		1,800	2,005
LBG Capital PLC
6.385% due 05/12/2020	EUR	2,000	2,919
6.439% due 05/23/2020		1,000	1,459
7.375% due 03/12/2020		50	73
7.625% due 12/09/2019	GBP	538	943
7.875% due 11/01/2020		$250	272
MPH Intermediate Holding Co.
8.375% due 08/01/2018		1,550	1,618
Nationstar Mortgage LLC
9.625% due 05/01/2019		3,050	3,446
Nuveen Investments, Inc.
9.125% due 10/15/2017		2,000	2,010
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018 (h)		3,000	3,225
Oxford Finance LLC
7.250% due 01/15/2018		625	661
Patriot Merger Corp.
9.000% due 07/15/2021		2,000	2,110
Provident Funding Associates LP
6.750% due 06/15/2021		275	275
10.125% due 02/15/2019 (h)		10,975	12,018
Regions Financial Corp.
7.375% due 12/10/2037 (h)		2,775	2,995
SLM Corp.
0.538% due 01/27/2014 (h)		500	499
5.000% due 04/15/2015		900	944
5.500% due 01/25/2023		675	640
5.625% due 08/01/2033 (h)		3,000	2,501
8.450% due 06/15/2018 (h)		4,600	5,376
Sophia Holding Finance LP
9.625% due 12/01/2018		1,500	1,553
Springleaf Finance Corp.
5.400% due 12/01/2015		2,044	2,130
6.900% due 12/15/2017		200	220
Stearns Holdings, Inc.
9.375% due 08/15/2020		100	103
Towergate Finance PLC
8.500% due 02/15/2018	GBP	1,000	1,759
10.500% due 02/15/2019		300	526
Virgin Media Secured Finance PLC
5.250% due 01/15/2021 (h)		$5,050	5,154
5.500% due 01/15/2021 (h)	GBP	17,370	29,044

			173,245

INDUSTRIALS 60.6%
Activision Blizzard, Inc.
5.625% due 09/15/2021		$500	519
Aguila S.A.
7.875% due 01/31/2018		1,950	2,077
Air Canada Pass-Through Trust
4.125% due 11/15/2026		100	98
5.375% due 11/15/2022		200	195
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		2,145	2,327
Alere, Inc.
6.500% due 06/15/2020		2,000	2,055
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,500	1,579
American Airlines Pass-Through Trust
7.000% due 07/31/2019		1,307	1,382
Ancestry.com, Inc.
11.000% due 12/15/2020		4,000	4,660
Antero Resources Finance Corp.
7.250% due 08/01/2019		390	421
Avaya, Inc.
7.000% due 04/01/2019		1,175	1,157

Aviation Capital Group Corp.
7.125% due 10/15/2020 (h)		8,225	9,217
Avis Budget Car Rental LLC
2.996% due 12/01/2017		550	556
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (h)		5,312	5,524
Basic Energy Services, Inc.
7.750% due 02/15/2019		450	473
Berry Plastics Corp.
9.500% due 05/15/2018		1,800	1,940
Biomet, Inc.
6.500% due 08/01/2020		2,475	2,611
BMC Software Finance, Inc.
8.125% due 07/15/2021		2,250	2,329
Brakes Capital
7.125% due 12/15/2018	GBP	700	1,159
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		$1,350	1,505
Carolina Beverage Group LLC
10.625% due 08/01/2018 (h)		3,100	3,271
CCO Holdings LLC
5.750% due 01/15/2024		1,800	1,706
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		1,500	1,710
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	1,400	2,099
Checkout Holding Corp.
0.000% due 11/15/2015		$575	477
Churchill Downs, Inc.
5.375% due 12/15/2021		350	357
Citgo Petroleum Corp.
11.500% due 07/01/2017 (h)		9,945	10,940
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,400	1,433
CMA CGM S.A.
8.875% due 04/15/2019	EUR	1,500	2,046
Coeur Mining, Inc.
7.875% due 02/01/2021		$1,400	1,428
Columbus International, Inc.
11.500% due 11/20/2014 (h)		15,250	16,508
CommScope, Inc.
8.250% due 01/15/2019		458	504
Community Health Systems, Inc.
8.000% due 11/15/2019		3,000	3,270
Constellation Brands, Inc.
6.000% due 05/01/2022		875	938
Continental Rubber Of America Corp.
4.500% due 09/15/2019		625	666
ConvaTec Finance International S.A.
8.250% due 01/15/2019		4,000	4,105
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		1,800	1,915
CSC Holdings LLC
6.750% due 11/15/2021		150	162
7.875% due 02/15/2018		150	172
CVR Refining LLC
6.500% due 11/01/2022		5,950	5,876
Delhaize Group S.A.
5.700% due 10/01/2040		764	725
Dex Media, Inc.
14.000% due 01/29/2017 (a)		22	12
Digicel Ltd.
8.250% due 09/01/2017		2,000	2,090
DISH DBS Corp.
5.000% due 03/15/2023		2,750	2,578
6.750% due 06/01/2021		2,700	2,876
DynCorp International, Inc.
10.375% due 07/01/2017 (h)		800	822
El Paso LLC
7.250% due 06/01/2018		925	1,060
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032		175	225
Eldorado Resorts LLC
8.625% due 06/15/2019		1,275	1,374
Endo Finance Co.
5.750% due 01/15/2022		1,125	1,133
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,160	1,283
8.375% due 08/01/2066 (h)		3,905	4,329
Era Group, Inc.
7.750% due 12/15/2022		1,000	1,035
FGI Operating Co. LLC
7.875% due 05/01/2020		3,275	3,521
First Data Corp.
6.750% due 11/01/2020		875	914

Florida East Coast Railway Corp.
8.125% due 02/01/2017		650	682
Fly Leasing Ltd.
6.750% due 12/15/2020		2,000	2,035
Ford Motor Co.
9.215% due 09/15/2021 (h)		800	1,022
FQM Akubra, Inc.
8.750% due 06/01/2020		1,450	1,581
Global Geophysical Services, Inc.
10.500% due 05/01/2017		4,500	3,443
GLP Capital LP
4.375% due 11/01/2018 (h)		975	999
5.375% due 11/01/2023 (h)		1,025	1,012
Graphic Packaging International, Inc.
7.875% due 10/01/2018		375	408
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,250	1,238
Griffey Intermediate, Inc.
7.000% due 10/15/2020		$3,000	2,408
Grifols, Inc.
8.250% due 02/01/2018		875	934
Hapag-Lloyd AG
9.750% due 10/15/2017		9,555	10,152
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		1,825	1,770
HCA Holdings, Inc.
6.250% due 02/15/2021		800	839
HCA, Inc.
6.500% due 02/15/2020 (h)		2,875	3,166
7.250% due 09/15/2020		2,650	2,895
Healthcare Technology Intermediate, Inc.
7.375% due 09/01/2018		1,250	1,306
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		400	412
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		400	435
Huntsman International LLC
4.875% due 11/15/2020		1,200	1,188
5.125% due 04/15/2021	EUR	1,000	1,384
Ineos Finance PLC
7.500% due 05/01/2020 (h)		$1,575	1,734
8.375% due 02/15/2019		1,875	2,093
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	2,358	3,276
Interactive Data Corp.
10.250% due 08/01/2018		$275	303
Jaguar Land Rover Automotive PLC
7.750% due 05/15/2018		250	270
8.125% due 05/15/2021		250	286
Level 3 Financing, Inc.
8.125% due 07/01/2019		1,500	1,654
Lightstream Resources Ltd.
8.625% due 02/01/2020		675	685
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		2,715	2,029
McClatchy Co.
9.000% due 12/15/2022		1,550	1,713
MGM Resorts International
6.625% due 12/15/2021 (h)		3,000	3,176
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,000	1,033
Murphy Oil USA, Inc.
6.000% due 08/15/2023		625	631
Nara Cable Funding Ltd.
8.500% due 03/01/2020	EUR	1,300	2,083
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)		$800	796
New Gold, Inc.
6.250% due 11/15/2022		800	778
Novasep Holding S.A.S.
8.000% due 12/15/2016		9,499	9,053
OGX Austria GmbH
8.375% due 04/01/2022 ^		3,350	285
8.500% due 06/01/2018 ^		17,250	1,466
Ono Finance PLC
10.875% due 07/15/2019		3,000	3,300
Packaging Dynamics Corp.
8.750% due 02/01/2016		625	644
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		725	729
Peermont Global Pty. Ltd.
7.750% due 04/30/2014	EUR	1,500	2,079
Penn National Gaming, Inc.
5.875% due 11/01/2021		$575	569
Perstorp Holding AB
8.750% due 05/15/2017		750	810

PHH Corp.
6.375% due 08/15/2021 (h)		7,634	7,672
7.375% due 09/01/2019		2,150	2,306
9.250% due 03/01/2016 (h)		16,625	18,994
Pittsburgh Glass Works LLC
8.000% due 11/15/2018		600	635
Quality Distribution LLC
9.875% due 11/01/2018 (h)		3,600	4,005
Quebecor Media, Inc.
7.750% due 03/15/2016		1,153	1,170
Regency Energy Partners LP
4.500% due 11/01/2023		2,600	2,379
5.750% due 09/01/2020		900	934
Rex Energy Corp.
8.875% due 12/01/2020		2,000	2,200
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		2,000	2,050
7.125% due 04/15/2019 (h)		775	829
7.875% due 08/15/2019		1,200	1,332
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		554	611
Rockies Express Pipeline LLC
6.875% due 04/15/2040		700	583
Samson Investment Co.
10.500% due 02/15/2020		3,675	4,024
Sappi Papier Holding GmbH
7.750% due 07/15/2017		1,100	1,210
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	1,500	2,151
4.750% due 05/15/2021		$500	501
8.500% due 02/15/2019		425	480
Sealed Air Corp.
6.875% due 07/15/2033		500	480
Sidewinder Drilling, Inc.
9.750% due 11/15/2019		1,175	1,046
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	1,250	1,788
T-Mobile USA, Inc.
6.464% due 04/28/2019		$1,950	2,077
6.542% due 04/28/2020 (h)		4,500	4,809
Tenet Healthcare Corp.
4.500% due 04/01/2021		1,250	1,189
4.750% due 06/01/2020		3,000	2,948
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		375	484
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (a)		1,600	1,696
9.625% due 06/15/2018		525	567
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		480	523
Unit Corp.
6.625% due 05/15/2021		400	424
United Airlines, Inc.
6.750% due 09/15/2015 (h)		3,350	3,471
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	1,000	1,421
Unitymedia KabelBW GmbH
9.625% due 12/01/2019		3,400	5,204
UPC Holding BV
9.875% due 04/15/2018		$2,000	2,150
UPCB Finance Ltd.
6.875% due 01/15/2022		1,500	1,601
7.625% due 01/15/2020	EUR	750	1,121
USG Corp.
5.875% due 11/01/2021		$225	234
Valeant Pharmaceuticals International, Inc.
6.500% due 07/15/2016		8,450	8,725
VeriSign, Inc.
4.625% due 05/01/2023		1,475	1,416
Virgin Australia Trust
5.000% due 04/23/2025		275	284
6.000% due 04/23/2022		75	77
Whiting Petroleum Corp.
5.000% due 03/15/2019		1,500	1,541
5.750% due 03/15/2021		1,250	1,297
Wind Acquisition Finance S.A.
11.750% due 07/15/2017 (h)		3,600	3,834
Windstream Corp.
7.750% due 10/15/2020		700	746
Wise Metals Group LLC
8.750% due 12/15/2018		1,500	1,586
Wynn Macau Ltd.
5.250% due 10/15/2021		1,900	1,907

Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	1,000	1,462

			316,302

UTILITIES 18.1%
AES Corp.
7.375% due 07/01/2021		$950	1,076
CenturyLink, Inc.
5.625% due 04/01/2020		850	869
Edison Mission Energy
7.000% due 05/15/2017 ^		11,000	8,388
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017 (h)		3,800	3,952
10.000% due 12/01/2020 (h)		23,470	25,008
Frontier Communications Corp.
7.125% due 01/15/2023		500	499
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		1,200	1,323
MarkWest Energy Partners LP
4.500% due 07/15/2023		2,500	2,356
5.500% due 02/15/2023		100	101
Midwest Generation LLC
8.560% due 01/02/2016 ^		1,188	1,360
NGPL PipeCo LLC
7.119% due 12/15/2017		3,267	2,973
NSG Holdings LLC
7.750% due 12/15/2025		4,450	4,761
Red Oak Power LLC
8.540% due 11/30/2019		422	451
9.200% due 11/30/2029		2,200	2,431
Sprint Capital Corp.
8.750% due 03/15/2032		1,350	1,455
Sprint Corp.
7.125% due 06/15/2024 (h)		2,550	2,595
7.875% due 09/15/2023 (h)		13,350	14,385
Talos Production LLC
9.750% due 02/15/2018		2,000	2,055
Tenaska Alabama Partners LP
7.000% due 06/30/2021 (h)		7,149	7,685
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	6,400	8,856
Virgin Media Finance PLC
5.250% due 02/15/2022		$1,825	1,597

			94,176

Total Corporate Bonds & Notes (Cost $568,216)			583,723

MUNICIPAL BONDS & NOTES 3.1%
ARIZONA 0.3%
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037		1,700	1,645

CALIFORNIA 0.5%
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2035		1,275	1,321
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040		1,000	1,035

			2,356

GEORGIA 0.9%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057		4,500	4,734

NEBRASKA 0.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.000% due 09/01/2032		1,250	1,229

TEXAS 0.3%
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2044		1,700	1,671

VIRGINIA 0.2%
Chesterfield County, Virginia Economic Development Authority Revenue Bonds, Series 2012
5.125% due 01/01/2043		1,000	850

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		4,695	3,652

Total Municipal Bonds & Notes (Cost $16,161)			16,137

MORTGAGE-BACKED SECURITIES 2.2%
Adjustable Rate Mortgage Trust
2.536% due 10/25/2035	222	179
American Home Mortgage Assets Trust
0.395% due 09/25/2046 ^	162	14
1.064% due 11/25/2046	913	470
6.250% due 06/25/2037	419	266
Banc of America Alternative Loan Trust
0.565% due 05/25/2035	97	74
Banc of America Funding Corp.
2.850% due 03/20/2036 ^	334	284
Bear Stearns Adjustable Rate Mortgage Trust
2.660% due 10/25/2035	50	50
Bear Stearns Alt-A Trust
2.323% due 01/25/2035	11	9
Citigroup Mortgage Loan Trust, Inc.
2.500% due 11/25/2035	1,012	991
Countrywide Alternative Loan Trust
0.345% due 05/25/2047	51	42
0.377% due 03/20/2046	78	57
0.425% due 07/25/2046 ^	404	108
1.071% due 12/25/2035	144	110
5.066% due 10/25/2035 ^	110	88
Countrywide Home Loan Mortgage Pass-Through Trust
0.485% due 03/25/2035	359	309
6.000% due 05/25/2036 ^	177	162
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^	736	478
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	158	163
Downey Savings & Loan Association Mortgage Loan Trust
0.416% due 03/19/2045	55	50
First Horizon Alternative Mortgage Securities
2.238% due 09/25/2035	769	675
6.000% due 05/25/2036	168	145
GMAC Mortgage Corp. Loan Trust
3.001% due 04/19/2036	547	469
GSR Mortgage Loan Trust
2.598% due 04/25/2035	6	6
2.660% due 11/25/2035	204	198
2.773% due 05/25/2035	1,455	1,309
HarborView Mortgage Loan Trust
0.356% due 01/19/2038	43	36
0.406% due 03/19/2036	744	548
IndyMac Mortgage Loan Trust
4.644% due 09/25/2035	139	123
JPMorgan Mortgage Trust
2.430% due 07/27/2037	701	603
2.789% due 04/25/2035	256	256
2.813% due 07/25/2035	229	231
6.000% due 08/25/2037 ^	218	194
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047	307	308
Residential Accredit Loans, Inc. Trust
0.495% due 03/25/2037	558	204
5.500% due 02/25/2036 ^	553	431
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	179	157
Sequoia Mortgage Trust
0.517% due 07/20/2033	22	22
Structured Asset Mortgage Investments Trust
0.385% due 05/25/2036	47	35
WaMu Mortgage Pass-Through Certificates
0.909% due 05/25/2047	592	515
1.831% due 10/25/2036 ^	356	284
4.784% due 07/25/2037 ^	348	319
Wells Fargo Mortgage-Backed Securities Trust
2.654% due 03/25/2035	567	560

Total Mortgage-Backed Securities (Cost $10,026)		11,532

ASSET-BACKED SECURITIES 3.0%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	371	370
7.001% due 09/20/2022	12,100	12,083
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.215% due 12/25/2033	281	271
Carrington Mortgage Loan Trust
0.315% due 08/25/2036	100	59
Credit-Based Asset Servicing and Securitization LLC
4.402% due 01/25/2037 ^	1,181	567

GSAMP Trust
0.315% due 08/25/2036	98	64
Mid-State Trust
7.791% due 03/15/2038	22	23
Morgan Stanley ABS Capital, Inc. Trust
0.305% due 05/25/2037	191	114
Option One Mortgage Loan Trust Asset-Backed Certificates
1.140% due 08/25/2033	109	97
Residential Asset Securities Corp. Trust
0.315% due 08/25/2036	78	68
6.980% due 09/25/2031	1,805	1,750

Total Asset-Backed Securities (Cost $14,372)		15,466

	SHARES
COMMON STOCKS 2.7%
ENERGY 0.0%
Lone Pine Resources, Inc. (b)	114,862	4

FINANCIALS 1.4%
CIT Group, Inc. (g)	41,331	2,155
Hipotecaria Su Casita S.A. de C.V. (b)	78,886	0
Oppenheimer Holdings, Inc. ‘A’ (g)	115,400	2,860
PHH Corp. (b)(g)	97,511	2,374

		7,389

HEALTH CARE 1.3%
Novasep, Inc. (b)	586,278	8
NVHL S.A. ‘A’ (b)(e)	231,498	668
NVHL S.A. ‘B’ (b)(e)	231,498	668
NVHL S.A. ‘C’ (b)(e)	231,498	669
NVHL S.A. ‘D’ (b)(e)	231,498	669
NVHL S.A. ‘E’ (b)(e)	231,498	669
NVHL S.A. ‘F’ (b)(e)	231,498	669
NVHL S.A. ‘G’ (b)(e)	231,498	669
NVHL S.A. ‘H’ (b)(e)	231,498	669
NVHL S.A. ‘I’ (b)(e)	231,498	669
NVHL S.A. ‘J’ (b)(e)	231,498	669

		6,696

Total Common Stocks (Cost $14,267)		14,089

PREFERRED SECURITIES 4.5%
BANKING & FINANCE 4.5%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)	12,000	14,018
FelCor Lodging Trust, Inc.
8.000% due 01/30/2014 (d)	20,000	486
First Industrial Realty Trust, Inc.
0.246% due 01/31/2014 (d)	5,000	4,378
GMAC Capital Trust
8.125% due 02/15/2040	160,000	4,278

Total Preferred Securities (Cost $20,133)		23,160

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (f) 1.2%
		6,413

U.S. TREASURY BILLS 1.1%
0.096% due 01/02/2014 - 12/11/2014 (c)(k)	$5,690	5,686

Total Short-Term Instruments (Cost $12,098)		12,099

Total Investments in Securities (Cost $688,259)		709,759

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio	1,089,051	10,896

Total Short-Term Instruments (Cost $10,896)		10,896

Total Investments in Affiliates (Cost $10,896)		10,896

Total Investments 138.2% (Cost $699,155)		$720,655
Financial Derivative Instruments (i)(j) (1.2%) (Cost or Premiums, net $(498))		(6,087)
Other Assets and Liabilities, net (37.0%)		(193,057)

Net Assets 100.0%		$521,511

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	$723	$668	0.12%
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	668	0.12%
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	669	0.13%
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	669	0.13%
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	669	0.13%
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	724	669	0.13%
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	669	0.13%
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	669	0.13%
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	669	0.13%
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	724	669	0.13%

		$7,236	$6,688	1.28%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	(0.100%	)	12/26/2013	01/09/2014	$5,444	Kratos Defense & Security Solutions, Inc. 10.000% due 06/01/2017	$(5,460)	$5,444	$5,444
SSB	0.000%		12/31/2013	01/02/2014	969	Freddie Mac 2.000% due 01/30/2023	(990)	969	969

Total Repurchase Agreements							$(6,450)	$6,413	$6,413

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	0.500%	12/20/2013	03/19/2014		$(3,096)	$(3,097)
	0.650%	10/08/2013	01/07/2014		(4,321)	(4,328)
	0.650%	10/17/2013	01/21/2014		(6,215)	(6,224)
	0.650%	10/22/2013	01/21/2014		(3,548)	(3,553)
	0.650%	11/05/2013	02/05/2014		(8,573)	(8,582)
	0.650%	11/26/2013	02/13/2014		(3,792)	(3,794)
	0.650%	12/09/2013	03/07/2014		(11,912)	(11,917)
	0.650%	12/18/2013	03/14/2014		(23,424)	(23,430)
	0.650%	12/20/2013	03/19/2014		(9,312)	(9,314)
DEU	0.590%	11/07/2013	02/05/2014		(5,757)	(5,762)
	0.590%	11/21/2013	02/14/2014		(8,958)	(8,964)
	0.590%	11/29/2013	02/28/2014		(17,175)	(17,185)
	0.590%	12/03/2013	02/28/2014		(18,452)	(18,462)
	0.590%	12/13/2013	03/12/2014		(11,262)	(11,266)
	0.590%	12/23/2013	01/28/2014		(9,893)	(9,895)
	0.590%	12/23/2013	03/20/2014		(3,550)	(3,551)
RBC	0.560%	11/18/2013	02/18/2014		(7,071)	(7,076)
	0.560%	12/03/2013	02/26/2014		(6,323)	(6,326)
	0.560%	12/16/2013	02/26/2014		(8,223)	(8,225)
	0.567%	12/31/2013	03/31/2014		(3,034)	(3,034)
RDR	0.430%	12/04/2013	01/29/2014		(1,955)	(1,956)
	0.430%	12/11/2013	01/10/2014		(5,420)	(5,421)
	0.460%	12/04/2013	01/29/2014		(3,105)	(3,106)
	0.470%	10/03/2013	01/06/2014		(3,837)	(3,842)
	0.470%	10/31/2013	01/06/2014		(3,051)	(3,053)
	0.480%	11/15/2013	02/13/2014		(3,560)	(3,562)
	0.480%	01/06/2014	04/04/2014		(6,517)	(6,517)
RYL	0.750%	11/26/2013	01/27/2014	GBP	(2,442)	(4,046)
	0.750%	11/29/2013	01/27/2014		(3,411)	(5,653)
	0.750%	12/02/2013	01/27/2014		(2,729)	(4,522)

Total Reverse Repurchase Agreements						$(215,663)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $169,211 at a weighted average interest rate of 0.613%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (3)
Barclays Bank PLC	4.875%	08/13/2019	EUR	3,000	$(4,744)	$(4,861)
Credit Agricole S.A.	5.125%	04/18/2023		5,000	(7,993)	(8,592)
Kratos Defense & Security Solutions, Inc.	10.000%	06/01/2017		$5,000	(5,406)	(5,462)

					$(18,143)	$(18,915)

(g)	Securities with an aggregate market value of $3,594 and cash of $2,019 have been pledged as collateral as of December 31, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Short Sales:

Description	Shares	Proceeds	Payable for Short Sales (4)
Kraft Foods Group, Inc.	29,867	$(1,052)	$(1,626)
Mondelez International, Inc. ‘A’	44,800	(979)	(1,588)

		$(2,031)	$(3,214)

Total Short Sales		$(20,174)	$(22,129)

(3)	Market value includes $362 of interest payable on short sales.
(4)	Market value includes $22 of dividends payable on short sales.

(h)	Securities with an aggregate market value of $233,730 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	49	$(18)	$(25)

Total Written Options				$(18)	$(25)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	Long	09/2014	37	$18	$0	$0
90-Day Eurodollar September Futures	Long	09/2015	55	76	0	(3)
E-mini S&P 500 Index March Futures	Short	03/2014	242	(736)	0	(77)
Euro-OAT France Government Bond March Futures	Short	03/2014	170	429	0	(19)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	617	(1,389)	0	(106)
U.S. Treasury 30-Year Bond March Futures	Short	03/2014	35	97	16	0

Total Futures Contracts				$(1,505)	$16	$(205)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-20 5-Year Index	(5.000%	)	06/20/2018	$63,500	$(6,147)	$(4,118)	$0	$(186)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$34,100	$2,930	$2,374	$175	$0

Total Swap Agreements					$(3,217)	$(1,744)	$175	$(186)

Cash of $4,996 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	44,111		$59,705	$0	$(979)
	01/2014		$8,657	AUD	9,768	63	0
	02/2014	AUD	9,768		$8,640	0	(63)
BRC	03/2014	GBP	13,691		22,401	0	(260)
CBK	01/2014	AUD	9,768		8,914	195	0
	01/2014		$60,699	EUR	44,111	27	(43)
	02/2014	EUR	42,710		$58,798	42	0
	03/2014	CAD	4,938		4,653	13	0
HUS	02/2014		$3,893	JPY	386,585	0	(221)
JPM	02/2014	EUR	828		$1,132	0	(7)

Total Forward Foreign Currency Contracts						$340	$(1,573)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	$92,900	$(104)	$(172)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014	47,300	(67)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014	47,300	(209)	(362)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	4,400	(19)	0
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	5,800	(18)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014	2,500	(9)	0

							$(426)	$(537)

Total Written Options							$(426)	$(537)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Credit Agricole S.A.	(3.000%	)	06/20/2018	0.860%	EUR	2,000	$(121)	$(139)	$0	$(260)
	JPMorgan Chase & Co.	(1.000%	)	12/20/2016	0.408%		$3,000	62	(115)	0	(53)
	Telefonaktiebolaget LM Ericsson	(1.000%	)	09/20/2017	0.445%	EUR	5,000	148	(291)	0	(143)
BPS	Best Buy Co., Inc.	(5.000%	)	09/20/2014	0.259%		$3,000	4	(113)	0	(109)
	Staples, Inc.	(1.000%	)	09/20/2018	1.337%		8,000	208	(89)	119	0
BRC	JPMorgan Chase & Co.	(1.000%	)	12/20/2016	0.408%		3,000	87	(140)	0	(53)
	Nokia OYJ	(5.000%	)	06/20/2018	1.622%	EUR	5,000	228	(1,233)	0	(1,005)
CBK	Assured Guaranty Corp.	(5.000%	)	12/20/2015	2.330%		$1,500	(60)	(20)	0	(80)
	Assured Guaranty Corp.	(5.000%	)	12/20/2016	3.039%		2,000	(73)	(41)	0	(114)
	Credit Agricole S.A.	(1.000%	)	06/20/2017	0.634%	EUR	2,000	252	(288)	0	(36)
DUB	Gannett Co., Inc.	(5.000%	)	06/20/2016	0.528%		$15,000	(1,288)	(395)	0	(1,683)
FBF	Lockheed Martin Corp.	(1.000%	)	06/20/2017	0.160%		5,000	(77)	(70)	0	(147)
GST	AutoZone, Inc.	(1.000%	)	12/20/2016	0.198%		3,000	(45)	(28)	0	(73)
	Barclays Bank PLC	(1.000%	)	03/20/2017	0.520%	EUR	3,000	166	(231)	0	(65)
	Best Buy Co., Inc.	(5.000%	)	03/20/2014	0.259%		$2,000	15	(39)	0	(24)
	Best Buy Co., Inc.	(5.000%	)	09/20/2014	0.259%		2,000	45	(118)	0	(73)
	Best Buy Co., Inc.	(5.000%	)	03/20/2015	0.311%		2,000	140	(259)	0	(119)
	MBIA, Inc.	(5.000%	)	12/20/2015	3.124%		1,500	11	(67)	0	(56)
	MBIA, Inc.	(5.000%	)	12/20/2016	3.925%		2,000	45	(107)	0	(62)
JPM	BNP Paribas S.A.	(1.000%	)	03/20/2018	0.645%	EUR	3,800	62	(141)	0	(79)
MYC	Barclays Bank PLC	(1.000%	)	06/20/2017	0.585%		2,000	98	(138)	0	(40)
	JPMorgan Chase & Co.	(1.000%	)	09/20/2016	0.395%		$8,000	110	(244)	0	(134)
	Wells Fargo & Co.	(1.000%	)	09/20/2016	0.189%		10,000	72	(297)	0	(225)

								$89	$(4,603)	$119	$(4,633)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.367%	JPY	50,000	$(4)	$3	$0	$(1)
BRC	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.367%		270,000	(32)	25	0	(7)
CBK	Advanced Micro Devices, Inc.	5.000%	03/20/2018	4.395%		$1,000	(175)	200	25	0
DUB	International Lease Finance Corp.	5.000%	06/20/2020	2.589%		1,675	168	59	227	0
GST	NRG Energy, Inc.	5.000%	06/20/2017	1.789%		2,000	(120)	340	220	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	1.090%		2,500	(39)	282	243	0
MYC	Advanced Micro Devices, Inc.	5.000%	12/20/2017	4.208%		2,000	(380)	441	61	0
	GenOn Energy, Inc.	5.000%	12/20/2014	0.698%		300	(30)	43	13	0
UAG	Sprint Communications, Inc.	1.000%	06/20/2019	2.863%		2,800	(507)	250	0	(257)

							$(1,119)	$1,643	$789	$(265)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
MYC	iTraxx Europe 15 5-Year Index 9-12%	(1.000%	)	06/20/2016	EUR	5,000	$976	$(1,078)	$0	$(102)

Total Swap Agreements							$(54)	$(4,038)	$908	$(5,000)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Securities with an aggregate market value of $5,275 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$33,553	$0	$33,553
Corporate Bonds & Notes
Banking & Finance	0	173,245	0	173,245
Industrials	0	313,743	2,559	316,302
Utilities	0	92,816	1,360	94,176
Municipal Bonds & Notes
Arizona	0	1,645	0	1,645
California	0	2,356	0	2,356
Georgia	0	4,734	0	4,734
Nebraska	0	1,229	0	1,229
Texas	0	1,671	0	1,671
Virginia	0	850	0	850
West Virginia	0	3,652	0	3,652
Mortgage-Backed Securities	0	10,929	603	11,532
Asset-Backed Securities	0	3,013	12,453	15,466
Common Stocks
Energy	4	0	0	4
Financials	7,389	0	0	7,389
Health Care	0	0	6,696	6,696
Preferred Securities
Banking & Finance	4,764	18,396	0	23,160
Short-Term Instruments
Repurchase Agreements	0	6,413	0	6,413
U.S. Treasury Bills	0	5,686	0	5,686
	$12,157	$673,931	$23,671	$709,759

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,896	$0	$0	$10,896

Total Investments	$23,053	$673,931	$23,671	$720,655

Short Sales, at Value - Liabilities
Common Stocks	(3,214)	0	0	(3,214)
Corporate Bonds & Notes	0	(18,915)	0	(18,915)
	$(3,214)	$(18,915)	$0	$(22,129)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	175	0	191
Over the counter	0	1,005	243	1,248
	$16	$1,180	$243	$1,439

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(230)	(186)	0	(416)
Over the counter	0	(7,110)	0	(7,110)

	$(230)	$(7,296)	$0	$(7,526)

Totals	$19,625	$648,900	$23,914	$692,439

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$17,538	$0	$(14,389)	$8	$103	$(308)	$0	$(2,952)	$0	$0
Corporate Bonds & Notes
Industrials	1,997	650	(82)	0	0	(6)	0	0	2,559	0
Utilities	1,164	0	0	(5)	0	201	0	0	1,360	201
Mortgage-Backed Securities	0	0	0	0	0	0	603	0	603	0
Asset-Backed Securities	20,294	0	(7,683)	37	630	(825)	0	0	12,453	(310)
Common Stocks
Health Care	3,603	718	0	0	0	2,375	0	0	6,696	2,375

	$44,596	$1,368	$(22,154)	$40	$733	$1,437	$603	$(2,952)	$23,671	$2,266

Financial Derivative Instruments - Assets
Over the counter	$211	$0	$0	$0	$0	$32	$0	$0	$243	$32

Financial Derivative Instruments - Liabilities
Over the counter	$(2,445)	$5,265	$0	$0	$(5,002)	$2,182	$0	$0	$0	$0

Totals	$42,362	$6,633	$(22,154)	$40	$(4,269)	$3,651	$603	$(2,952)	$23,914	$2,298

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$2,559	Third Party Vendor	Broker Quote	97.25 - 109.00
Utilities	1,360	Third Party Vendor	Broker Quote	114.50
Mortgage-Backed Securities	603	Third Party Vendor	Broker Quote	86.00
Asset-Backed Securities	12,453	Benchmark Pricing	Base Price	100.00 - 100.50
Common Stocks
Health Care	6,696	Other Valuation Techniques (3)	—	—
Financial Derivative Instruments - Assets
Over the counter	243	Indicative Market Quotation	Broker Quote	9.53

Total	$23,914

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO International Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.3%
AUSTRALIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ING Bank Australia Ltd.
2.913% due 03/03/2015	AUD	1,000	$894

Total Australia (Cost $850)			894

CANADA 12.7%
SOVEREIGN ISSUES 12.7%
Canada Government International Bond
3.750% due 06/01/2019	CAD	1,210	1,237
4.000% due 06/01/2041 (d)		580	621
4.250% due 06/01/2018		1,300	1,349
Canada Housing Trust
2.650% due 03/15/2022		5,000	4,606
2.750% due 12/15/2015		100	97
Hydro-Quebec
2.000% due 06/30/2016		$4,500	4,623
Province of Ontario
2.850% due 06/02/2023	CAD	15,000	13,351
4.000% due 06/02/2021		5,500	5,489
4.200% due 06/02/2020		54,900	55,911
4.400% due 06/02/2019		55,700	57,350
4.650% due 06/02/2041		3,300	3,353
6.200% due 06/02/2031		7,000	8,347
Province of Quebec
4.500% due 12/01/2018		21,800	22,492
4.500% due 12/01/2020		25,000	25,796
5.000% due 12/01/2041		8,000	8,405
6.250% due 06/01/2032		10,000	11,879

Total Canada (Cost $232,192)			224,906

DENMARK 2.9%
CORPORATE BONDS & NOTES 2.9%
Nykredit Realkredit A/S
2.000% due 04/01/2014	DKK	275,000	50,969

Total Denmark (Cost $50,344)			50,969

FRANCE 0.4%
SOVEREIGN ISSUES 0.4%
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		$7,500	7,638

Total France (Cost $7,494)			7,638

GERMANY 2.4%
CORPORATE BONDS & NOTES 2.4%
FMS Wertmanagement AoeR
2.375% due 12/15/2014	EUR	29,800	41,855

Total Germany (Cost $38,884)			41,855

ITALY 12.1%
SOVEREIGN ISSUES 12.1%
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	9,000	12,602
4.500% due 07/15/2015		139,000	200,869

Total Italy (Cost $200,929)			213,471

NETHERLANDS 5.3%
SOVEREIGN ISSUES 5.3%
Netherlands Government Bond
3.500% due 07/15/2020	EUR	35,000	54,007
4.500% due 07/15/2017		25,500	39,695

Total Netherlands (Cost $87,435)			93,702

NORWAY 0.4%
SOVEREIGN ISSUES 0.4%
Kommunalbanken A/S
1.750% due 10/05/2015		$7,500	7,669

Total Norway (Cost $7,646)			7,669

SPAIN 1.2%
SOVEREIGN ISSUES 1.2%
Spain Government International Bond
4.750% due 07/30/2014	EUR	15,000	21,095

Total Spain (Cost $20,681)			21,095

SWEDEN 6.1%
SOVEREIGN ISSUES 6.1%
Sweden Government International Bond
6.750% due 05/05/2014	SEK	680,000	107,801

Total Sweden (Cost $104,353)			107,801

UNITED KINGDOM 5.3%
SOVEREIGN ISSUES 5.3%
United Kingdom Gilt
5.000% due 03/07/2018	GBP	50,000	93,959

Total United Kingdom (Cost $85,620)			93,959

UNITED STATES 9.2%
ASSET-BACKED SECURITIES 2.2%
AFC Home Equity Loan Trust
0.875% due 12/22/2027		$5	5
Amortizing Residential Collateral Trust
0.745% due 07/25/2032		58	54
0.865% due 10/25/2031		435	387
Argent Securities Trust
0.255% due 07/25/2036		1,759	710
Asset-Backed Funding Certificates Trust
0.865% due 06/25/2034		705	671
Asset-Backed Securities Corp. Home Equity Loan Trust
0.245% due 05/25/2037		76	48
Bear Stearns Asset-Backed Securities Trust
0.255% due 06/25/2047		72	72
0.655% due 06/25/2036		1,334	1,316
0.825% due 10/25/2032		229	218
BNC Mortgage Loan Trust
0.265% due 05/25/2037		431	409
Carrington Mortgage Loan Trust
0.485% due 10/25/2035		220	219
CIT Group Home Equity Loan Trust
0.705% due 06/25/2033		30	28
Countrywide Asset-Backed Certificates
0.265% due 07/25/2037		12,031	11,550
0.265% due 08/25/2037		805	796
0.265% due 05/25/2047		16	16
0.355% due 06/25/2036		2,758	2,677
0.905% due 05/25/2032		153	145
Credit Suisse First Boston Mortgage Securities Corp.
0.785% due 01/25/2032		179	166
Credit-Based Asset Servicing and Securitization LLC
0.225% due 11/25/2036		58	31
0.235% due 01/25/2037 ^		401	167
Equity One Mortgage Pass-Through Trust
0.465% due 04/25/2034		525	450

Home Equity Asset Trust
0.765% due 11/25/2032	1	1
HSI Asset Securitization Corp. Trust
0.215% due 10/25/2036	46	23
Lehman XS Trust
0.315% due 04/25/2037 ^	158	111
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034	28	27
Merrill Lynch Mortgage Investors Trust
0.245% due 09/25/2037	45	12
Morgan Stanley ABS Capital, Inc. Trust
0.225% due 05/25/2037	140	82
0.265% due 11/25/2036	11,181	6,592
Park Place Securities, Inc.
0.425% due 09/25/2035	185	182
SLM Student Loan Trust
1.738% due 04/25/2023	11,399	11,757
Soundview Home Loan Trust
0.225% due 11/25/2036	349	133
Structured Asset Securities Corp.
1.669% due 04/25/2035	22	21
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.565% due 05/25/2034	4	4
Washington Mutual Asset-Backed Certificates Trust
0.225% due 10/25/2036	39	16

		39,096

CORPORATE BONDS & NOTES 1.5%
Cardinal Health, Inc.
6.000% due 06/15/2017	2,600	2,911
Computer Sciences Corp.
6.500% due 03/15/2018	4,600	5,281
Maytag Corp.
5.000% due 05/15/2015	5,700	5,976
Mohawk Industries, Inc.
6.125% due 01/15/2016	6,000	6,592
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	5,000	5,790

		26,550

MORTGAGE-BACKED SECURITIES 2.3%
American Home Mortgage Investment Trust
2.173% due 10/25/2034	20	20
Bear Stearns Alt-A Trust
2.328% due 01/25/2036 ^	2,157	1,540
2.556% due 08/25/2036 ^	64	44
Citigroup Mortgage Loan Trust, Inc.
2.613% due 08/25/2035	138	136
Countrywide Alternative Loan Trust
0.325% due 02/25/2047	261	222
0.347% due 02/20/2047	10,877	7,215
0.355% due 08/25/2046	399	294
0.355% due 11/25/2046	667	512
0.377% due 03/20/2046	890	644
0.425% due 12/25/2035	111	96
0.445% due 12/25/2035	426	368
0.445% due 02/25/2037	302	229
0.465% due 08/25/2035	940	790
0.465% due 12/25/2035	1,787	1,460
0.515% due 09/25/2035	3,407	2,907
Countrywide Home Loan Mortgage Pass-Through Trust
0.395% due 05/25/2035	321	281
0.455% due 03/25/2035	1,385	1,010
0.455% due 04/25/2035	17	14
0.465% due 03/25/2035	76	68
0.485% due 03/25/2035	8,499	6,298
0.495% due 02/25/2035	24	22
0.925% due 09/25/2034	27	25
2.668% due 08/25/2034	82	76
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	35	36
Deutsche ALT-B Securities, Inc.
0.265% due 10/25/2036 ^	8	5
Downey Savings & Loan Association Mortgage Loan Trust
0.376% due 03/19/2045	1,318	1,180
0.426% due 08/19/2045	477	440
0.496% due 09/19/2045	3,022	2,371
Greenpoint Mortgage Funding Trust
0.395% due 06/25/2045	3,130	2,678
HarborView Mortgage Loan Trust
0.406% due 06/19/2035	778	684
0.406% due 01/19/2036	236	154
0.406% due 03/19/2036	2,939	2,164

0.416% due 01/19/2036	3,732	2,497
0.476% due 11/19/2035	514	429
0.496% due 09/19/2035	44	34
0.507% due 06/20/2035	118	112
Nomura Asset Acceptance Corp.
2.507% due 10/25/2035	58	51
Residential Accredit Loans, Inc. Trust
0.375% due 04/25/2046	226	113
Sequoia Mortgage Trust
0.517% due 07/20/2033	1,579	1,562
0.707% due 10/20/2034	690	652
0.866% due 10/19/2026	22	22
Structured Asset Mortgage Investments Trust
0.746% due 07/19/2034	12	12
Thornburg Mortgage Securities Trust
0.705% due 03/25/2044	220	190
WaMu Mortgage Pass-Through Certificates
0.455% due 10/25/2045	60	56
0.475% due 01/25/2045	35	33
0.485% due 01/25/2045	36	35
0.485% due 07/25/2045	36	34
0.949% due 12/25/2046	272	258
1.343% due 11/25/2042	6	6
1.543% due 08/25/2042	24	22
2.207% due 02/27/2034	20	20
2.463% due 10/25/2046	81	76
2.463% due 11/25/2046	713	666
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 09/25/2034	300	304
2.633% due 04/25/2036	32	32

		41,199

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
0.285% due 03/25/2034	26	25
0.315% due 08/25/2034	17	17
0.515% due 09/25/2042	65	65
0.565% due 06/25/2029	6	6
2.006% due 12/01/2034	19	20
2.485% due 11/01/2034	74	79
2.633% due 12/01/2030	4	4
6.000% due 07/25/2044	36	40
7.000% due 09/25/2023	33	38
8.800% due 01/25/2019	50	55
Freddie Mac
0.315% due 09/25/2035	3,276	3,261
0.397% due 02/15/2019	2,234	2,235
0.445% due 09/25/2031	48	44
0.617% due 12/15/2031	3	3
1.342% due 02/25/2045	72	73
1.344% due 10/25/2044	153	155
1.544% due 07/25/2044	46	47
2.476% due 10/01/2036	111	119
4.500% due 02/15/2020	16	16
6.500% due 07/15/2028	659	741
Ginnie Mae
1.625% due 03/20/2022 - 09/20/2026	450	466
2.000% due 09/20/2024 - 06/20/2030	1,090	1,137
6.000% due 08/20/2034	870	977
7.500% due 02/16/2030	993	1,164
Small Business Administration
4.625% due 02/01/2025	68	72
5.090% due 10/01/2025	33	35

		10,894

U.S. TREASURY OBLIGATIONS 2.6%
U.S. Treasury Notes
0.250% due 01/31/2014	300	300
0.250% due 08/31/2014	200	200
1.250% due 10/31/2018 (f)	46,000	45,075
1.750% due 01/31/2014	100	100

		45,675

Total United States (Cost $177,666)		163,414

SHORT-TERM INSTRUMENTS 19.2%
REPURCHASE AGREEMENTS (b) 0.4%			6,359

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.063% due 01/02/2014		$1,400	1,400
ITALY TREASURY BILLS 1.3%
1.091% due 09/12/2014 (a)	EUR	17,000	23,258
SPAIN TREASURY BILLS 16.2%
0.844% due 05/16/2014 - 09/19/2014 (a)		209,000	286,292
U.S. TREASURY BILLS 1.2%
0.109% due 01/16/2014 - 12/11/2014 (a)(f)		$21,962	21,944

Total Short-Term Instruments (Cost $333,856)			339,253

Total Investments in Securities (Cost $1,347,950)			1,366,626

	SHARES
INVESTMENTS IN AFFILIATES 22.3%
SHORT-TERM INSTRUMENTS 22.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.3%
PIMCO Short-Term Floating NAV Portfolio		39,369,084	393,888

Total Short-Term Instruments (Cost $393,948)			393,888

Total Investments in Affiliates (Cost $393,948)			393,888

Total Investments 99.6% (Cost $1,741,898)			$1,760,514
Financial Derivative Instruments (c)(e) (0.9%) (Cost or Premiums, net $57)			(15,032)
Other Assets and Liabilities, net 1.3%			21,932

Net Assets 100.0%			$1,767,414

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPG	0.030%	12/31/2013	01/02/2014	$600	Fannie Mae 4.000% due 11/01/2043	$(620)	$600	$600
JPS	0.050%	12/31/2013	01/02/2014	600	Freddie Mac 2.255% due 12/05/2022	(623)	600	600
SSB	0.000%	12/31/2013	01/02/2014	5,159	Freddie Mac 2.000% - 2.080% due 10/17/2022 - 01/30/2023	(5,263)	5,159	5,159

Total Repurchase Agreements						$(6,506)	$6,359	$6,359

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	300	$(9)	$15	$(31)
3-Month Euribor June Futures	Long	06/2015	300	(72)	21	(41)
3-Month Euribor March Futures	Long	03/2015	300	(41)	15	(36)
3-Month Euribor September Futures	Long	09/2015	300	(107)	21	(46)
Euro-OAT France Government Bond March Futures	Short	03/2014	160	403	0	(18)

Total Futures Contracts				$174	$72	$(172)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	06/19/2017	CAD	125,000	$(457)	$(12)	$90	$0
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024		17,700	(77)	(138)	0	(2)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	29,400,000	(3,119)	(4,947)	933	0

Total Swap Agreements						$(3,653)	$3(5,097)	$1,023	$(2)

(d)	Securities with an aggregate market value of $439 and cash of $4,827 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(e)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	65,384		$88,498	$0	$(1,451)
	01/2014	JPY	203,000		1,967	39	0
	01/2014		$1,971	JPY	203,000	0	(43)
	02/2014		1,967		203,000	0	(39)
BPS	04/2014	DKK	206,310		$37,624	0	(447)
BRC	01/2014	EUR	234		317	0	(5)
	01/2014		$336,899	EUR	244,935	59	0
	01/2014		91,729	GBP	56,266	1,444	0
	02/2014	EUR	244,935		$336,895	0	(57)
	02/2014	GBP	56,266		91,707	0	(1,447)
	02/2014		$1,073	EUR	779	0	(2)
CBK	01/2014	CAD	81,282		$76,434	0	(65)
	01/2014	EUR	159,957		216,066	0	(3,987)
	01/2014	GBP	56,266		92,307	0	(866)
	01/2014		$336,920	EUR	244,935	38	0
	02/2014	EUR	244,935		$336,893	0	(59)
DUB	01/2014	CAD	81,282		76,190	0	(308)
	04/2014	DKK	73,980		13,522	0	(129)
FBF	01/2014	EUR	131,377		177,683	0	(3,052)
HUS	01/2014		$6,116	CAD	6,524	24	0
	02/2014	JPY	4,839,836		$48,739	2,771	0
	06/2014	EUR	11,900		15,900	0	(472)
JPM	01/2014	CAD	81,282		76,190	0	(309)
	01/2014	EUR	130,772		175,970	0	(3,934)
	02/2014	JPY	2,693,700		25,875	293	0
UAG	02/2014	SEK	695,119		105,055	0	(2,943)
	02/2014		$1,411	JPY	147,900	0	(6)
WST	01/2014	EUR	2,146		$2,887	0	(65)

Total Forward Foreign Currency Contracts						$4,668	$(19,686)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC USD versus JPY	JPY 100.000	03/13/2014	$100,000	$(780)	$(353)

Total Written Options					$(780)	$(353)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Computer Sciences Corp.	(1.160%	)	03/20/2018	0.748%	$4,600	$(70)	$(10)	$0	$(80)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.490%	)	06/20/2018	0.426%	5,000	566	(802)	0	(236)
DUB	Cardinal Health, Inc.	(0.610%	)	06/20/2017	0.185%	2,600	12	(50)	0	(38)
	Whirlpool Corp.	(0.650%	)	06/20/2015	0.127%	5,700	3	(49)	0	(46)
UAG	Mohawk Industries, Inc.	(1.550%	)	03/20/2016	0.217%	6,000	326	(508)	0	(182)

Total Swap Agreements							$837	$(1,419)	$0	$(582)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)	Securities with an aggregate market value of $19,797 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$894	$0	$894
Canada
Sovereign Issues	0	224,906	0	224,906
Denmark
Corporate Bonds & Notes	0	50,969	0	50,969
France
Sovereign Issues	0	7,638	0	7,638
Germany
Corporate Bonds & Notes	0	41,855	0	41,855
Italy
Sovereign Issues	0	213,471	0	213,471
Netherlands
Sovereign Issues	0	93,702	0	93,702
Norway
Sovereign Issues	0	7,669	0	7,669
Spain
Sovereign Issues	0	21,095	0	21,095
Sweden
Sovereign Issues	0	107,801	0	107,801
United Kingdom
Sovereign Issues	0	93,959	0	93,959
United States
Asset-Backed Securities	0	39,096	0	39,096
Corporate Bonds & Notes	0	26,550	0	26,550
Mortgage-Backed Securities	0	41,199	0	41,199
U.S. Government Agencies	0	10,894	0	10,894
U.S. Treasury Obligations	0	45,675	0	45,675
Short-Term Instruments
Repurchase Agreements	0	6,359	0	6,359
Short-Term Notes	0	1,400	0	1,400
Italy Treasury Bills	0	23,258	0	23,258
Spain Treasury Bills	0	286,292	0	286,292
U.S. Treasury Bills	0	21,944	0	21,944
	$0	$1,366,626	$0	$1,366,626

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$393,888	$0	$0	$393,888

Total Investments	$393,888	$1,366,626	$0	$1,760,514

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	72	1,023	0	1,095
Over the counter	0	4,668	0	4,668
	$72	$5,691	$0	$5,763

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(172)	(2)	0	(174)
Over the counter	0	(20,621)	0	(20,621)

	$(172)	$(20,623)	$0	$(20,795)

Totals	$393,788	$1,351,694	$0	$1,745,482

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.5%
BANK LOAN OBLIGATIONS 0.3%
Activision Blizzard, Inc.
3.250% due 10/11/2020	$2,095	$2,111
CSC Holdings, Inc.
2.669% due 04/17/2020	4,378	4,342
RPI Finance Trust
3.500% due 05/09/2018	4,343	4,362

Total Bank Loan Obligations (Cost $10,786)		10,815

CORPORATE BONDS & NOTES 67.5%
BANKING & FINANCE 46.1%
AGFC Capital Trust
6.000% due 01/15/2067	3,080	2,603
AgriBank FCB
9.125% due 07/15/2019	500	642
Ally Financial, Inc.
6.750% due 12/01/2014	100	105
American Express Co.
6.800% due 09/01/2066	3,405	3,641
7.250% due 05/20/2014	1,000	1,026
American Express Credit Corp.
0.747% due 07/29/2016	1,400	1,408
American International Group, Inc.
5.050% due 10/01/2015	1,000	1,072
5.450% due 05/18/2017	8,490	9,493
5.850% due 01/16/2018	28,685	32,949
8.175% due 05/15/2068	117,100	142,276
ANZ New Zealand International Ltd.
3.125% due 08/10/2015	10,000	10,368
AXA S.A.
6.463% due 12/14/2018 (c)	10,000	10,225
Banco Bradesco S.A.
2.338% due 05/16/2014	2,500	2,503
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017	3,300	3,556
Banco do Brasil S.A.
3.875% due 10/10/2022	200	175
Banco Santander Brasil S.A.
4.625% due 02/13/2017	31,825	33,257
Bank of America Corp.
0.503% due 10/14/2016	4,100	4,059
5.625% due 10/14/2016	450	502
5.650% due 05/01/2018	17,215	19,606
5.750% due 12/01/2017	13,105	14,922
6.000% due 09/01/2017	21,000	23,988
6.500% due 08/01/2016	3,440	3,886
7.625% due 06/01/2019	915	1,136
Bank of America N.A.
0.523% due 06/15/2016	3,600	3,570
Bank One Capital
8.750% due 09/01/2030	75	96
Barclays Bank PLC
7.625% due 11/21/2022	5,700	6,085
10.179% due 06/12/2021	8,010	10,631
BBVA Bancomer S.A.
6.500% due 03/10/2021	1,000	1,060
6.750% due 09/30/2022	200	214
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015	18,150	19,089
Bear Stearns Cos. LLC
4.650% due 07/02/2018	11,837	12,896
5.550% due 01/22/2017	7,630	8,507
6.400% due 10/02/2017	31,045	36,046
7.250% due 02/01/2018	27,100	32,464
BNP Paribas S.A.
7.195% due 06/25/2037 (c)	5,600	5,810
BPCE S.A.
5.700% due 10/22/2023	3,000	3,097
Cantor Fitzgerald LP
7.875% due 10/15/2019	13,140	13,863
CBA Capital Trust
6.024% due 03/15/2016 (c)	8,665	9,241
Citigroup, Inc.
1.037% due 04/01/2016	12,200	12,286

1.250% due 01/15/2016	4,650	4,668
1.700% due 07/25/2016	6,100	6,161
4.750% due 05/19/2015	1,793	1,887
5.000% due 09/15/2014	12,000	12,344
6.000% due 08/15/2017	12,000	13,683
6.125% due 11/21/2017	5,710	6,585
8.500% due 05/22/2019	524	672
CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,095
Credit Agricole S.A.
8.125% due 09/19/2033	3,200	3,542
Deutsche Annington Finance BV
3.200% due 10/02/2017	10,000	10,139
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	939	953
Duke Realty LP
8.250% due 08/15/2019	4,100	5,080
Export-Import Bank of Korea
4.000% due 01/29/2021	6,700	6,897
5.875% due 01/14/2015	200	210
First American Financial Corp.
4.300% due 02/01/2023	4,175	3,978
Ford Motor Credit Co. LLC
1.338% due 08/28/2014	35,700	35,872
3.875% due 01/15/2015	20,000	20,642
4.207% due 04/15/2016	17,496	18,652
5.625% due 09/15/2015	13,500	14,563
6.625% due 08/15/2017	38,173	44,240
7.000% due 04/15/2015	26,650	28,718
8.000% due 12/15/2016	5,600	6,633
8.125% due 01/15/2020	6,200	7,755
12.000% due 05/15/2015	2,425	2,785
Genworth Global Funding Trusts
0.434% due 04/15/2014	100	100
Goldman Sachs Group, Inc.
5.950% due 01/18/2018	11,629	13,228
6.150% due 04/01/2018	4,300	4,933
6.250% due 09/01/2017	13,245	15,170
6.450% due 05/01/2036	4,700	5,034
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021	2,000	2,220
Hanover Insurance Group, Inc.
6.375% due 06/15/2021	2,000	2,195
HBOS Capital Funding LP
6.071% due 06/30/2014 (c)	14,500	14,518
HBOS PLC
6.000% due 11/01/2033	1,265	1,226
6.750% due 05/21/2018	15,280	17,352
HSBC Bank PLC
0.881% due 05/15/2018	2,050	2,057
HSBC Finance Corp.
0.669% due 06/01/2016	800	799
6.676% due 01/15/2021	10,900	12,528
HSBC Holdings PLC
7.625% due 05/17/2032	1,230	1,543
ICICI Bank Ltd.
4.750% due 11/25/2016	4,100	4,294
ING Bank NV
2.000% due 09/25/2015	2,000	2,034
5.800% due 09/25/2023	4,000	4,184
ING U.S., Inc.
2.900% due 02/15/2018	9,350	9,568
International Lease Finance Corp.
6.500% due 09/01/2014	10,000	10,375
6.750% due 09/01/2016	13,030	14,594
7.125% due 09/01/2018	7,500	8,719
Intesa Sanpaolo SpA
2.638% due 02/24/2014	20,000	20,059
JPMorgan Chase & Co.
5.150% due 10/01/2015	200	214
7.900% due 04/30/2018 (c)	18,800	20,746
JPMorgan Chase Bank N.A.
0.574% due 06/13/2016	25,750	25,630
5.875% due 06/13/2016	4,850	5,382
6.000% due 07/05/2017	8,200	9,248
6.000% due 10/01/2017	23,000	26,327
JPMorgan Chase Capital
1.197% due 09/30/2034	3,000	2,415
Korea Development Bank
3.500% due 08/22/2017	11,000	11,490
3.875% due 05/04/2017	700	739
Korea Finance Corp.
2.250% due 08/07/2017	21,500	21,540
3.250% due 09/20/2016	7,700	8,050
LBG Capital PLC
7.875% due 11/01/2020	8,800	9,559
8.500% due 12/17/2021 (c)	10,000	10,708

Lehman Brothers Holdings, Inc.
5.875% due 11/15/2017 ^		8,150	1,752
6.875% due 05/02/2018 ^		16,693	3,652
7.020% due 05/12/2014 ^		5,190	1,064
7.875% due 05/08/2018 ^	GBP	16,500	6,216
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		$1,550	2,106
Loews Corp.
5.250% due 03/15/2016		2,000	2,181
Macquarie Group Ltd.
7.300% due 08/01/2014		6,050	6,272
MassMutual Global Funding
2.875% due 04/21/2014		100	101
Merrill Lynch & Co., Inc.
5.700% due 05/02/2017		210	234
6.400% due 08/28/2017		44,800	51,673
6.875% due 04/25/2018		48,000	56,783
6.875% due 11/15/2018		1,200	1,427
MetLife, Inc.
6.400% due 12/15/2066		30	31
Morgan Stanley
0.543% due 01/09/2014		21,100	21,100
4.100% due 01/26/2015		400	414
5.450% due 01/09/2017		14,165	15,715
5.950% due 12/28/2017		325	371
6.000% due 04/28/2015		10,000	10,654
6.250% due 08/28/2017		17,390	19,907
6.625% due 04/01/2018		31,400	36,760
National City Bank
5.250% due 12/15/2016		3,000	3,320
Nippon Life Insurance Co.
5.000% due 10/18/2042		4,500	4,663
Nordea Bank AB
3.125% due 03/20/2017		11,310	11,835
3.700% due 11/13/2014		390	401
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		200	223
PPF Funding, Inc.
5.125% due 06/01/2015		5,049	5,292
5.700% due 04/15/2017		3,500	3,791
QBE Capital Funding Ltd.
7.250% due 05/24/2041		5,000	5,179
Rabobank Group
11.000% due 06/30/2019 (c)		7,000	9,284
RCI Banque S.A.
2.116% due 04/11/2014		4,900	4,915
4.600% due 04/12/2016		12,500	13,254
Resona Bank Ltd.
5.850% due 04/15/2016 (c)		6,900	7,418
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		26,135	28,095
Royal Bank of Scotland PLC
0.946% due 04/11/2016		5,600	5,432
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		10,000	10,739
SL Green Realty Corp.
5.000% due 08/15/2018		6,000	6,400
SLM Corp.
0.538% due 01/27/2014		12,454	12,439
3.875% due 09/10/2015		5,150	5,350
5.000% due 04/15/2015		300	315
5.050% due 11/14/2014		500	518
5.625% due 08/01/2033		2,000	1,668
6.250% due 01/25/2016		20,600	22,325
7.250% due 01/25/2022		2,600	2,763
8.000% due 03/25/2020		8,600	9,772
8.450% due 06/15/2018		33,306	38,926
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (c)		14,000	17,377
Standard Chartered PLC
5.500% due 11/18/2014		1,915	1,996
State Street Capital Trust
1.243% due 06/01/2077		15,500	11,865
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		2,027	2,098
Tiers Trust
8.125% due 09/15/2017		342	368
UBS AG
5.875% due 07/15/2016		6,047	6,727
7.625% due 08/17/2022		1,500	1,718
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)		15,000	16,050
USB Capital
3.500% due 01/31/2014 (c)		14,250	11,186

Wachovia Capital Trust
5.570% due 01/31/2014 (c)	25,010	23,009
Wells Fargo & Co.
1.250% due 07/20/2016	10,000	10,080
7.980% due 03/15/2018 (c)	17,800	19,936
Wells Fargo Capital
5.950% due 12/01/2086	9,000	8,924
Weyerhaeuser Co.
7.375% due 10/01/2019	2,900	3,518

		1,663,467

INDUSTRIALS 11.2%
AbbVie, Inc.
1.200% due 11/06/2015	17,000	17,181
Altria Group, Inc.
2.850% due 08/09/2022	4,100	3,776
American Airlines Pass-Through Trust
5.250% due 07/31/2022	6,208	6,565
American Tower Corp.
4.500% due 01/15/2018	500	536
7.250% due 05/15/2019	1,800	2,125
Anglo American Capital PLC
2.625% due 09/27/2017	1,000	1,005
Asciano Finance Ltd.
4.625% due 09/23/2020	4,005	4,010
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,500	16,248
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	1,638	1,703
Burlington Northern Santa Fe LLC
4.100% due 06/01/2021	5,000	5,138
8.125% due 04/15/2020	7,000	8,748
Cameron International Corp.
1.169% due 06/02/2014	2,000	2,006
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	2,800	3,359
Cielo S.A.
3.750% due 11/16/2022	6,000	5,355
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	49	55
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	55
Comcast Corp.
5.850% due 11/15/2015	125	137
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,500	3,483
4.750% due 07/12/2022	8,296	8,815
6.000% due 07/12/2020	1,266	1,278
7.250% due 05/10/2021	743	851
7.707% due 10/02/2022	29	33
Covidien International Finance S.A.
6.000% due 10/15/2017	175	201
COX Communications, Inc.
5.500% due 10/01/2015	125	134
5.875% due 12/01/2016	100	111
Crown Castle Towers LLC
6.113% due 01/15/2040	200	224
CVS Pass-Through Trust
6.943% due 01/10/2030	6,237	7,150
7.507% due 01/10/2032	184	219
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	569	634
7.750% due 06/17/2021	11,784	13,552
8.021% due 02/10/2024	369	416
El Paso LLC
7.800% due 08/01/2031	23,385	23,794
8.050% due 10/15/2030	9,200	9,356
Energy Transfer Partners LP
8.500% due 04/15/2014	3,848	3,929
ERAC USA Finance LLC
2.250% due 01/10/2014	2,100	2,101
General Electric Co.
2.700% due 10/09/2022	1,100	1,030
Gerdau Holdings, Inc.
7.000% due 01/20/2020	5,200	5,694
Gerdau Trade, Inc.
5.750% due 01/30/2021	500	513
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	3,500	2,845
Incitec Pivot Ltd.
4.000% due 12/07/2015	7,000	7,282
International Paper Co.
7.500% due 08/15/2021	210	258

Kerr-McGee Corp.
7.875% due 09/15/2031	1,360	1,702
Masco Corp.
7.125% due 03/15/2020	1,000	1,147
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	29,100	28,395
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022	4,700	3,756
Northwest Pipeline LLC
5.950% due 04/15/2017	990	1,086
ONEOK Partners LP
5.000% due 09/15/2023	2,000	2,078
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	2,300	2,319
PepsiCo, Inc.
0.436% due 07/30/2015	1,250	1,252
Petrobras International Finance Co.
7.875% due 03/15/2019	6,900	7,847
Pioneer Natural Resources Co.
6.650% due 03/15/2017	3,000	3,422
6.875% due 05/01/2018	4,800	5,623
7.500% due 01/15/2020	3,050	3,699
Pride International, Inc.
8.500% due 06/15/2019	1,600	2,019
Reed Elsevier Capital, Inc.
3.125% due 10/15/2022	278	257
Reynolds American, Inc.
6.750% due 06/15/2017	12,300	14,085
Rock Tenn Co.
4.450% due 03/01/2019	2,400	2,533
Rockies Express Pipeline LLC
5.625% due 04/15/2020	29,125	25,994
Rohm & Haas Co.
6.000% due 09/15/2017	3,081	3,497
SBA Tower Trust
3.598% due 04/15/2043	27,600	27,074
Southwestern Energy Co.
7.500% due 02/01/2018	3,000	3,556
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021	7,100	7,500
TCI Communications, Inc.
8.750% due 08/01/2015	127	143
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015	6,000	6,214
4.949% due 01/15/2015	14,350	14,953
6.421% due 06/20/2016	4,750	5,305
Time Warner Cable, Inc.
5.000% due 02/01/2020	2,000	2,031
8.750% due 02/14/2019	1,200	1,432
Time Warner, Inc.
7.625% due 04/15/2031	505	639
7.700% due 05/01/2032	185	238
Transocean, Inc.
4.950% due 11/15/2015	1,800	1,929
6.000% due 03/15/2018	7,792	8,743
6.500% due 11/15/2020	8,044	9,188
7.375% due 04/15/2018	3,364	3,904
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	2,547	2,871
UAL Equipment Trust AB
10.850% due 02/19/2015 ^	459	234
UAL Pass-Through Trust
9.750% due 07/15/2018	4,019	4,622
10.020% due 03/22/2014 ^	299	165
10.125% due 03/22/2015 ^	981	596
Universal Health Services, Inc.
7.125% due 06/30/2016	500	566
Wynn Las Vegas LLC
5.375% due 03/15/2022	10,000	10,150
7.750% due 08/15/2020	2,500	2,819
Xstrata Finance Canada Ltd.
4.250% due 10/25/2022	5,200	4,960

		402,448

UTILITIES 10.2%
AEP Texas Central Co.
6.650% due 02/15/2033	300	347
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	4,800	4,838
8.700% due 08/07/2018	11,900	14,528
BG Energy Capital PLC
4.000% due 10/15/2021	8,000	8,209
Bruce Mansfield Unit
6.850% due 06/01/2034	1,480	1,563

BVPS Funding Corp.
8.890% due 06/01/2017	659	711
Consumers Energy Co.
5.500% due 08/15/2016	1,730	1,930
Dominion Resources, Inc.
6.000% due 11/30/2017	500	573
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,350
FirstEnergy Corp.
7.375% due 11/15/2031	288	313
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	130	144
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	12,345	12,530
10.500% due 03/25/2014	17,750	18,189
GG1C Funding Corp.
5.129% due 01/15/2014	465	465
Indiana Michigan Power Co.
7.000% due 03/15/2019	5,175	6,158
Kentucky Power Co.
6.000% due 09/15/2017	18,600	20,662
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	2,700	2,704
Metropolitan Edison Co.
7.700% due 01/15/2019	155	187
NGPL PipeCo LLC
7.119% due 12/15/2017	37,895	34,484
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,290
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,612
Plains All American Pipeline LP
8.750% due 05/01/2019	2,300	2,944
PNPP Funding Corp.
9.120% due 05/30/2016	410	428
PSEG Power LLC
5.320% due 09/15/2016	14,600	16,073
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,545
Qtel International Finance Ltd.
3.375% due 10/14/2016	500	525
Rosneft Finance S.A.
7.500% due 07/18/2016	4,200	4,735
7.875% due 03/13/2018	16,250	18,850
Telecom Italia Capital S.A.
6.175% due 06/18/2014	4,004	4,099
Utility Contract Funding LLC
7.944% due 10/01/2016	246	270
Verizon Communications, Inc.
2.500% due 09/15/2016	3,000	3,104
4.500% due 09/15/2020	5,300	5,676
5.150% due 09/15/2023	143,100	153,698
6.400% due 09/15/2033	3,000	3,451
6.550% due 09/15/2043	8,300	9,713

		368,898

Total Corporate Bonds & Notes (Cost $2,257,006)		2,434,813

MUNICIPAL BONDS & NOTES 0.0%
UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	820

Total Municipal Bonds & Notes (Cost $739)		820

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac
5.000% due 01/30/2014 (h)	1,800	1,807
Ginnie Mae
8.500% due 08/15/2030	24	28

Total U.S. Government Agencies (Cost $1,824)		1,835

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Inflation Protected Securities (b)
0.375% due 07/15/2023	1,656	1,596
U.S. Treasury Notes
2.500% due 08/15/2023 (h)	22,000	21,090

Total U.S. Treasury Obligations (Cost $23,575)		22,686

MORTGAGE-BACKED SECURITIES 0.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.304% due 01/15/2046	2,600	2,780
Structured Asset Mortgage Investments Trust
0.866% due 03/19/2034	1,928	1,899

Total Mortgage-Backed Securities (Cost $4,433)		4,679

ASSET-BACKED SECURITIES 0.1%
Denver Arena Trust
6.940% due 11/15/2019	223	231
Inwood Park CDO Ltd.
0.467% due 01/20/2021	914	911
Springleaf Funding Trust
3.920% due 01/16/2023	3,200	3,248

Total Asset-Backed Securities (Cost $4,250)		4,390

SOVEREIGN ISSUES 0.1%
Korea Housing Finance Corp.
4.125% due 12/15/2015	1,400	1,479

Total Sovereign Issues (Cost $1,411)		1,479

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)	27,300	30,167

Total Convertible Preferred Securities (Cost $21,287)		30,167

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup Capital
7.875% due 10/30/2040	8,000	218
Goldman Sachs Group, Inc.
3.750% due 01/30/2014 (c)	200,000	3,610

Total Preferred Securities (Cost $5,208)		3,828

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.8%
CERTIFICATES OF DEPOSIT 0.1%
Itau Unibanco Holding S.A.
0.000% due 03/03/2014	$2,500	2,494
COMMERCIAL PAPER 7.5%
BMW U.S. Capital LLC
0.110% due 02/20/2014	13,900	13,898
Chevron Corp.
0.080% due 02/18/2014	20,000	19,998
CNPC Finance Ltd.
0.340% due 01/06/2014	25,000	24,999
0.390% due 01/17/2014	30,000	29,995
Dominion Resources
0.260% due 01/22/2014	10,000	9,998
Exxon Mobil Corp.
0.060% due 01/13/2014	30,000	29,999
John Deere Credit Ltd.
0.100% due 01/22/2014	35,000	34,998
Nissan Motor Acceptance Corp.
0.300% due 02/11/2014	25,000	24,992
0.320% due 02/10/2014	30,000	29,990
Total Cap CDA Ltd.
0.080% due 02/03/2014	27,600	27,598

Toyota Motor Credit
0.070% due 01/23/2014	24,000	23,999

		270,464

REPURCHASE AGREEMENTS (d) 0.1%		2,141
SHORT-TERM NOTES 0.1%
Mid-America Apartments LP
6.250% due 06/15/2014	1,600	1,640
U.S. TREASURY BILLS 0.0%
0.107% due 01/09/2014 - 12/11/2014 (a)(f)(h)	1,426	1,425

Total Short-Term Instruments (Cost $278,130)		278,164

Total Investments in Securities (Cost $2,608,649)		2,793,676

	SHARES
INVESTMENTS IN AFFILIATES 20.7%
SHORT-TERM INSTRUMENTS 20.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.7%
PIMCO Short-Term Floating NAV Portfolio	52,468,529	524,948
PIMCO Short-Term Floating NAV Portfolio III	22,250,497	222,260

Total Short-Term Instruments (Cost $747,578)		747,208

Total Investments in Affiliates (Cost $747,578)		747,208

Total Investments 98.2% (Cost $3,356,227)		$3,540,884
Financial Derivative Instruments (e)(g) 0.3% (Cost or Premiums, net $(356))		11,955
Other Assets and Liabilities, net 1.5%		52,358

Net Assets 100.0%		$3,605,197

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings	and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$2,141	Freddie Mac 2.000% due 01/30/2023	$(2,185)	$2,141	$2,141

Total Repurchase Agreements						$(2,185)	$2,141	$2,141

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended December 31, 2013 was $6,495 at a weighted average interest rate of (0.135%).

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	132	$120	$45	$0
90-Day Eurodollar December Futures	Long	12/2016	369	(254)	0	(28)
90-Day Eurodollar June Futures	Long	06/2015	6,462	1,278	0	(242)
90-Day Eurodollar September Futures	Long	09/2015	1,103	(395)	0	(55)
90-Day Eurodollar September Futures	Long	09/2016	367	(384)	0	(23)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	1,150	(3,055)	0	(198)

Total Futures Contracts				$(2,690)	$45	$(546)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-21 5-Year Index	(1.000%	)	12/20/2018	$164,400	$(3,002)	$(499)	$0	$(109)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-20 5-Year Index	1.000%	06/20/2018	$19,100	$386	$242	$11	$0
CDX.IG-21 5-Year Index	1.000%	12/20/2018	378,800	6,917	3,108	250	0

				$7,303	$3,350	$261	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.800%	07/15/2014	$37,800	$(202)	$(68)	$0	$(0)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023	40,200	(2,560)	(156)	0	(145)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023	108,500	724	(540)	613	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	120,000	9,527	4,997	1,530	0

					$7,489	$4,233	$2,143	$(145)

Total Swap Agreements					$11,790	$7,084	$2,404	$(254)

(f)	Securities with an aggregate market value of $54 and cash of $24,259 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$46,900	$3,717	$7,830

Total Purchased Options							$3,717	$7,830

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$197,100	$(3,706)	$(7,974)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	500,000	(568)	(924)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014	80,200	(176)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014	80,200	(441)	(113)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014	231,200	(323)	(13)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014	231,200	(1,022)	(1,772)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	550,500	(1,445)	(1,017)
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	33,400	(228)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014	33,400	(353)	(18)

							$(8,262)	$(11,832)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC CDX.IG-21 5-Year Index	Buy	0.700%	01/15/2014	$11,600	$(14)	$(40)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.700%	01/15/2014	11,600	(38)	(2)
MYC	Put - OTC CDX.IG-21 5-Year Index	Sell	1.200%	03/19/2014	74,100	(111)	(16)

						$(163)	$(58)

Total Written Options						$(8,425)	$(11,890)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Burlington Northern Santa Fe LLC	(0.500%	)	06/20/2017	0.073%	$1,000	$19	$(35)	$0	$(16)
	Universal Health Services, Inc.	(0.787%	)	06/20/2016	0.323%	500	33	(39)	0	(6)
CBK	CNA Financial Corp.	(0.470%	)	12/20/2014	0.173%	2,000	0	(6)	0	(6)
JPM	Loews Corp.	(0.280%	)	03/20/2016	0.146%	2,000	0	(6)	0	(6)
RYL	AutoZone, Inc.	(0.810%	)	12/20/2015	0.111%	2,500	0	(35)	0	(35)

							$52	$(121)	$0	$(69)

Credit Default Swaps on Corporate And Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	12/20/2017	0.526%	$2,400	$(13)	$59	$46	$0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%	20,800	(1,049)	221	0	(828)
	Caterpillar, Inc.	1.000%	03/20/2016	0.121%	3,400	47	21	68	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%	100	(5)	2	0	(3)
	MetLife, Inc.	1.000%	09/20/2015	0.261%	35,000	(2,615)	3,076	461	0
	Toyota Motor Corp.	1.000%	03/20/2015	0.088%	4,200	26	23	49	0
	Wells Fargo & Co.	1.000%	12/20/2016	0.201%	800	(36)	55	19	0
BPS	Brazil Government International Bond	1.000%	12/20/2018	1.859%	8,100	(313)	(10)	0	(323)
	Masco Corp.	5.000%	12/20/2017	0.946%	19,700	2,585	553	3,138	0
	Petrobras International Finance Co.	1.000%	06/20/2018	2.502%	3,000	(150)	(37)	0	(187)
BRC	Ford Motor Co.	5.000%	12/20/2015	0.479%	1,550	166	(25)	141	0
	Ford Motor Co.	5.000%	09/20/2017	0.875%	10,000	1,252	271	1,523	0
	Ford Motor Co.	5.000%	12/20/2017	0.936%	30,000	3,863	917	4,780	0
	General Electric Capital Corp.	1.000%	12/20/2017	0.520%	750	(9)	23	14	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%	100	(5)	2	0	(3)
	MetLife, Inc.	1.000%	09/20/2017	0.535%	10,000	(781)	955	174	0
	MetLife, Inc.	1.000%	12/20/2018	0.713%	11,000	0	155	155	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	3,200	(12)	32	20	0
	Morgan Stanley	1.000%	12/20/2018	0.838%	5,000	7	33	40	0
	Toyota Motor Corp.	1.000%	03/20/2015	0.088%	3,300	16	22	38	0
CBK	Brazil Government International Bond	1.000%	12/20/2018	1.859%	3,000	(143)	23	0	(120)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2016	0.405%	9,500	(102)	246	144	0
	Mexico Government International Bond	1.000%	03/20/2018	0.719%	100	1	1	2	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%	6,100	(21)	59	38	0
DUB	Berkshire Hathaway, Inc.	1.000%	12/20/2017	0.526%	8,700	(35)	199	164	0
	Ford Motor Co.	5.000%	09/20/2017	0.875%	2,000	251	54	305	0
	Ford Motor Co.	5.000%	12/20/2017	0.936%	32,500	4,022	1,156	5,178	0
	MetLife, Inc.	1.000%	09/20/2015	0.261%	1,000	(57)	70	13	0
GST	Italy Government International Bond	1.000%	12/20/2018	1.621%	9,300	(606)	340	0	(266)
	Prudential Financial, Inc.	1.000%	12/20/2018	0.718%	14,000	75	120	195	0
HUS	Italy Government International Bond	1.000%	12/20/2016	1.145%	10,300	(100)	60	0	(40)
JPM	American Express Co.	2.750%	03/20/2014	0.066%	400	0	3	3	0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%	2,250	(120)	30	0	(90)
	Caterpillar, Inc.	1.000%	03/20/2016	0.121%	2,200	30	14	44	0
	Italy Government International Bond	1.000%	12/20/2016	1.145%	16,800	(94)	29	0	(65)
MYC	Barrick Gold Corp.	1.000%	12/20/2018	1.862%	4,400	(181)	7	0	(174)
	General Electric Capital Corp.	1.000%	12/20/2017	0.520%	24,500	(333)	801	468	0
	Italy Government International Bond	1.000%	12/20/2016	1.145%	25,000	(129)	33	0	(96)
	Italy Government International Bond	1.000%	12/20/2018	1.621%	22,700	(1,073)	424	0	(649)
UAG	MetLife, Inc.	1.000%	03/20/2016	0.319%	3,800	(59)	118	59	0

						$4,300	$10,135	$17,279	$(2,844)

Total Swap Agreements						$4,352	$10,014	$17,279	$(2,913)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Securities with an aggregate market value of $4,611 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$10,815	$0	$10,815
Corporate Bonds & Notes
Banking & Finance	0	1,662,291	1,176	1,663,467
Industrials	0	359,328	43,120	402,448
Utilities	0	368,898	0	368,898
Municipal Bonds & Notes
Utah	0	820	0	820
U.S. Government Agencies	0	1,835	0	1,835
U.S. Treasury Obligations	0	22,686	0	22,686
Mortgage-Backed Securities	0	4,679	0	4,679
Asset-Backed Securities	0	4,390	0	4,390
Sovereign Issues	0	1,479	0	1,479
Convertible Preferred Securities
Banking & Finance	30,167	0	0	30,167
Preferred Securities
Banking & Finance	3,828	0	0	3,828
Short-Term Instruments
Certificates of Deposit	0	2,494	0	2,494
Commercial Paper	0	270,464	0	270,464
Repurchase Agreements	0	2,141	0	2,141
Short-Term Notes	0	1,640	0	1,640
U.S. Treasury Bills	0	1,425	0	1,425
	$33,995	$2,715,385	$44,296	$2,793,676

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$747,208	$0	$0	$747,208

Total Investments	$781,203	$2,715,385	$44,296	$3,540,884

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	45	2,404	0	2,449
Over the counter	0	25,109	0	25,109
	$45	$27,513	$0	$27,558

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(546)	(254)	0	(800)
Over the counter	0	(14,803)	0	(14,803)

	$(546)	$(15,057)	$0	$(15,603)

Totals	$780,702	$2,727,841	$44,296	$3,552,839

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,296	$0	$(61)	$(1)	$(1)	$(57)	$0	$0	$1,176	$(53)
Industrials	50,704	3,643	(9,800)	(163)	26	(1,290)	0	0	43,120	(822)
Utilities	1,704	0	(92)	0	0	(49)	0	(1,563)	0	0

Totals	$53,704	$3,643	$(9,953)	$(164)	$25	$(1,396)	$0	$(1,563)	$44,296	$(875)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,176	Third Party Vendor	Broker Quote	101.50 - 111.30
Industrials	43,120	Third Party Vendor	Broker Quote	99.50 - 115.00

Total	$44,296

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Corporate Bond Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.4%
BANK LOAN OBLIGATIONS 0.1%
Activision Blizzard, Inc.
3.250% due 10/11/2020		$9,576	$9,650
CSC Holdings, Inc.
2.669% due 04/17/2020		15,124	14,999

Total Bank Loan Obligations (Cost $24,584)			24,649

CORPORATE BONDS & NOTES 65.6%
BANKING & FINANCE 23.5%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		1,000	1,062
American Express Co.
4.050% due 12/03/2042		410	361
6.800% due 09/01/2066		4,500	4,812
American International Group, Inc.
5.600% due 10/18/2016		1,000	1,115
5.850% due 01/16/2018		2,524	2,899
6.400% due 12/15/2020		800	946
6.820% due 11/15/2037		10,000	12,078
8.175% due 05/15/2068		7,750	9,416
8.250% due 08/15/2018		94,930	118,927
Banco de Credito del Peru
4.250% due 04/01/2023		23,400	21,733
5.375% due 09/16/2020		2,700	2,835
Banco de Credito e Inversiones
4.000% due 02/11/2023		6,600	6,129
Banco do Brasil S.A.
3.875% due 10/10/2022		11,050	9,641
4.500% due 01/20/2016	EUR	4,000	5,737
6.000% due 01/22/2020		$21,650	23,057
Banco Santander Brasil S.A.
4.500% due 04/06/2015		700	723
4.625% due 02/13/2017		4,800	5,016
Banco Santander Chile
3.875% due 09/20/2022		60,100	56,900
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		9,150	8,647
Bank of America Corp.
3.300% due 01/11/2023		1,300	1,231
5.000% due 05/13/2021		8,100	8,854
5.625% due 07/01/2020		3,600	4,115
5.650% due 05/01/2018		32,100	36,558
5.700% due 01/24/2022		650	736
5.875% due 01/05/2021		3,700	4,254
5.875% due 02/07/2042		2,150	2,459
6.000% due 09/01/2017		600	685
6.500% due 08/01/2016		1,610	1,819
7.375% due 05/15/2014		900	922
7.625% due 06/01/2019		23,260	28,868
Bank of America N.A.
6.000% due 10/15/2036		1,700	1,951
Bank of Scotland PLC
6.375% due 08/16/2019	GBP	2,900	5,249
Bank One Corp.
8.000% due 04/29/2027		$3,600	4,600
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	3,880	5,447
4.250% due 02/25/2016		18,000	25,861
Barclays Bank PLC
7.625% due 11/21/2022		$10,600	11,315
10.179% due 06/12/2021		10,940	14,520
14.000% due 06/15/2019 (b)	GBP	9,300	20,562
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$7,100	7,118
5.000% due 08/26/2022		9,100	9,123
BBVA Bancomer S.A.
6.500% due 03/10/2021		40,485	42,914
6.750% due 09/30/2022		18,600	19,855
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	2,179
6.400% due 10/02/2017		37,900	44,005
7.250% due 02/01/2018		22,300	26,714
Berkshire Hathaway Finance Corp.
4.400% due 05/15/2042		8,200	7,501

Berkshire Hathaway, Inc.
4.500% due 02/11/2043		18,600	17,199
BNP Paribas S.A.
7.195% due 06/25/2037 (b)		17,300	17,949
7.781% due 07/02/2018 (b)(e)	EUR	4,000	6,421
BPCE S.A.
1.988% due 02/07/2014		$600	601
5.700% due 10/22/2023		5,300	5,471
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,090	10,645
Chubb Corp.
6.500% due 05/15/2038		200	247
Citigroup, Inc.
0.788% due 08/25/2036		1,000	779
3.500% due 05/15/2023		600	559
6.000% due 08/15/2017		10,000	11,403
6.125% due 08/25/2036		7,100	7,571
6.625% due 06/15/2032		900	1,002
6.675% due 09/13/2043		1,400	1,611
8.125% due 07/15/2039		126,337	177,247
8.500% due 05/22/2019		10,400	13,337
CME Group, Inc.
5.300% due 09/15/2043		4,725	4,946
Countrywide Capital
8.050% due 06/15/2027		2,680	3,172
Credit Agricole S.A.
7.589% due 01/30/2020 (b)	GBP	100	176
8.125% due 10/26/2019 (b)		100	182
8.125% due 09/19/2033		$5,700	6,310
8.375% due 10/13/2019 (b)		4,970	5,666
Credit Suisse AG
5.750% due 09/18/2025	EUR	700	1,032
6.500% due 08/08/2023		$24,225	25,830
CubeSmart LP
4.800% due 07/15/2022		2,800	2,877
Deutsche Annington Finance BV
5.000% due 10/02/2023		2,200	2,179
DNB Bank ASA
3.200% due 04/03/2017		160	167
Doctors Co.
6.500% due 10/15/2023		34,500	34,377
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		22,432	22,769
Export-Import Bank of Korea
4.000% due 01/11/2017		39,485	42,014
5.375% due 10/04/2016		5,800	6,409
5.875% due 01/14/2015		500	526
8.125% due 01/21/2014		2,000	2,008
Fidelity National Financial, Inc.
5.500% due 09/01/2022		28,700	29,776
First American Financial Corp.
4.300% due 02/01/2023		3,450	3,287
First Union Capital
7.950% due 11/15/2029		1,000	1,197
FMR LLC
4.950% due 02/01/2033		6,800	6,674
5.150% due 02/01/2043		7,300	7,012
Ford Holdings LLC
9.300% due 03/01/2030		8,251	11,207
Ford Motor Credit Co. LLC
1.489% due 05/09/2016		6,300	6,396
3.984% due 06/15/2016		9,800	10,427
4.207% due 04/15/2016		18,050	19,242
4.250% due 02/03/2017		21,000	22,600
5.000% due 05/15/2018		7,100	7,913
5.625% due 09/15/2015		3,000	3,236
6.625% due 08/15/2017		22,700	26,308
7.000% due 04/15/2015		10,400	11,207
8.700% due 10/01/2014		12,360	13,103
General Electric Capital Corp.
0.721% due 08/15/2036		4,000	3,310
1.625% due 07/02/2015		3,000	3,050
3.800% due 06/18/2019		1,800	1,887
5.875% due 01/14/2038		85,600	97,529
6.150% due 08/07/2037		8,385	9,785
6.250% due 12/15/2022 (b)		17,000	17,625
6.750% due 03/15/2032		4,500	5,573
6.875% due 01/10/2039		35,164	45,216
7.500% due 08/21/2035		42,268	54,780
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		17,200	18,837
5.375% due 03/15/2020		16,600	18,466
5.750% due 01/24/2022		300	338
5.950% due 01/18/2018		5,000	5,687
5.950% due 01/15/2027		210	223
6.000% due 06/15/2020		6,600	7,569

6.125% due 02/15/2033		7,400	8,325
6.150% due 04/01/2018		4,900	5,622
6.250% due 09/01/2017		17,600	20,159
6.250% due 02/01/2041		9,725	11,209
6.450% due 05/01/2036		4,000	4,284
6.750% due 10/01/2037		147,700	164,355
7.500% due 02/15/2019		92,700	112,972
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		6,200	6,868
HBOS PLC
0.947% due 09/30/2016		1,000	975
0.969% due 03/29/2016	EUR	1,054	1,416
5.374% due 06/30/2021		8,000	11,491
6.000% due 11/01/2033		$3,500	3,393
6.750% due 05/21/2018		20,623	23,420
HCP, Inc.
6.750% due 02/01/2041		5,200	6,156
Health Care REIT, Inc.
6.500% due 03/15/2041		30,000	33,324
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		300	326
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (b)	GBP	2,000	3,547
HSBC Bank USA N.A.
7.000% due 01/15/2039		$15,350	19,210
HSBC Capital Funding LP
10.176% due 06/30/2030 (b)		2,122	3,040
HSBC Finance Capital Trust
5.911% due 11/30/2035		4,300	4,450
HSBC Finance Corp.
6.676% due 01/15/2021		25,675	29,509
HSBC Holdings PLC
4.000% due 03/30/2022		1,200	1,234
4.875% due 01/14/2022		3,800	4,102
5.100% due 04/05/2021		32,075	35,659
6.100% due 01/14/2042		29,550	35,212
6.500% due 05/02/2036		18,400	21,800
6.500% due 09/15/2037		9,750	11,534
6.800% due 06/01/2038		23,075	28,392
7.350% due 11/27/2032		2,500	3,067
7.625% due 05/17/2032		11,547	14,487
International Lease Finance Corp.
5.650% due 06/01/2014		1,400	1,428
7.125% due 09/01/2018		31,700	36,851
Intesa Sanpaolo SpA
3.625% due 08/12/2015		1,100	1,132
6.500% due 02/24/2021		10,000	10,953
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		21,900	20,312
5.500% due 08/06/2022		17,900	17,139
5.650% due 03/19/2022		20,250	19,592
5.750% due 01/22/2021		10,000	10,065
6.200% due 04/15/2020		5,700	5,928
6.200% due 12/21/2021		8,000	8,080
JPMorgan Chase & Co.
3.250% due 09/23/2022		6,400	6,135
4.250% due 10/15/2020		34,400	36,475
4.400% due 07/22/2020		19,200	20,644
4.500% due 01/24/2022		68,500	72,476
4.625% due 05/10/2021		25,100	27,065
4.950% due 03/25/2020		6,100	6,767
5.600% due 07/15/2041		22,750	24,695
5.625% due 08/16/2043		4,800	5,074
6.000% due 01/15/2018		1,800	2,074
6.300% due 04/23/2019		15,575	18,394
6.400% due 05/15/2038		33,649	40,169
7.900% due 04/30/2018 (b)		27,587	30,443
JPMorgan Chase Bank N.A.
0.574% due 06/13/2016		4,350	4,330
0.994% due 05/31/2017	EUR	14,300	19,486
5.375% due 09/28/2016	GBP	600	1,081
6.000% due 10/01/2017		$900	1,030
JPMorgan Chase Capital
1.197% due 09/30/2034		2,000	1,610
Korea Development Bank
3.500% due 08/22/2017		9,200	9,610
3.875% due 05/04/2017		2,000	2,112
4.000% due 09/09/2016		5,800	6,185
Korea Finance Corp.
2.250% due 08/07/2017		14,115	14,142
3.250% due 09/20/2016		1,000	1,045
LBG Capital PLC
7.869% due 08/25/2020	GBP	3,000	5,308
7.875% due 11/01/2020		$12,000	13,035
9.334% due 02/07/2020	GBP	2,000	3,618
15.000% due 12/21/2019		7,850	18,891

15.000% due 12/21/2019	EUR	8,650	17,909
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	4,150	8,093
9.625% due 04/06/2023		2,200	4,706
Macquarie Bank Ltd.
6.625% due 04/07/2021		$37,200	41,152
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		5,600	8,027
Merrill Lynch & Co., Inc.
0.530% due 05/30/2014	EUR	6,200	8,531
6.400% due 08/28/2017		$14,245	16,430
6.875% due 04/25/2018		86,590	102,434
6.875% due 11/15/2018		4,200	4,996
7.750% due 05/14/2038		15,700	20,274
MetLife Capital Trust
7.875% due 12/15/2067		11,490	13,242
9.250% due 04/08/2068		39,611	51,098
MetLife, Inc.
6.375% due 06/15/2034		250	296
10.750% due 08/01/2069		1,032	1,527
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		3,000	2,945
Morgan Stanley
0.627% due 04/13/2016	EUR	150	205
5.375% due 10/15/2015		$150	161
5.500% due 01/26/2020		900	1,011
5.500% due 07/24/2020		17,145	19,180
5.625% due 09/23/2019		13,062	14,857
5.750% due 01/25/2021		5,600	6,337
5.950% due 12/28/2017		700	800
6.375% due 07/24/2042		45,700	53,539
6.625% due 04/01/2018		18,900	22,126
7.300% due 05/13/2019		49,210	59,798
Mutual of Omaha Insurance Co.
6.800% due 06/15/2036		7,075	7,963
6.950% due 10/15/2040		9,590	11,089
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		25,500	36,085
New York Life Insurance Co.
6.750% due 11/15/2039		12,500	15,251
Nippon Life Insurance Co.
5.000% due 10/18/2042		8,000	8,290
Nordea Bank AB
4.875% due 01/27/2020		200	219
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		29,900	33,600
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	404
Pacific Life Insurance Co.
9.250% due 06/15/2039		102,456	142,308
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		23,025	28,880
Petrobras Global Finance BV
4.250% due 10/02/2023	EUR	4,000	5,547
5.375% due 10/01/2029	GBP	14,000	21,328
5.625% due 05/20/2043		$64,087	52,479
Prudential Financial, Inc.
5.100% due 08/15/2043		6,100	6,060
5.200% due 03/15/2044		2,000	1,945
5.625% due 06/15/2043		7,000	6,895
5.700% due 12/14/2036		3,500	3,761
5.800% due 11/16/2041		5,000	5,539
6.200% due 11/15/2040		2,525	2,899
6.625% due 12/01/2037		700	840
6.625% due 06/21/2040		1,015	1,231
Qatari Diar Finance Co.
5.000% due 07/21/2020		9,600	10,560
QBE Capital Funding Ltd.
7.250% due 05/24/2041		10,000	10,357
Rabobank Capital Funding Trust
5.254% due 10/21/2016 (b)		500	524
Rabobank Group
6.875% due 03/19/2020	EUR	20,800	32,502
8.400% due 06/29/2017 (b)		$4,439	4,876
11.000% due 06/30/2019 (b)		24,800	32,891
RCI Banque S.A.
3.500% due 04/03/2018		18,850	19,221
Regions Bank
6.450% due 06/26/2037		16,145	17,110
Regions Financial Corp.
7.375% due 12/10/2037		5,470	5,905
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		3,200	3,420
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		17,600	15,487

Santander Issuances S.A.U.
1.264% due 01/31/2018	GBP	4,000	6,061
4.500% due 09/30/2019	EUR	3,900	5,145
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		$6,500	6,849
5.400% due 03/24/2017		2,500	2,685
5.499% due 07/07/2015		5,850	6,201
6.125% due 02/07/2022		7,300	7,720
SLM Corp.
0.538% due 01/27/2014		200	200
4.280% due 01/26/2015 (c)	HKD	15,000	1,962
4.875% due 06/17/2019		$5,000	4,985
5.500% due 01/15/2019		3,300	3,427
5.625% due 08/01/2033		26,545	22,132
6.250% due 01/25/2016		4,900	5,310
7.250% due 01/25/2022		26,750	28,422
8.000% due 03/25/2020		21,750	24,713
8.450% due 06/15/2018		63,027	73,663
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		67,805	83,715
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	380	706
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		$13,533	16,831
UBS AG
4.750% due 05/22/2023		3,500	3,507
4.875% due 08/04/2020		2,684	2,988
5.875% due 12/20/2017		2,266	2,602
7.250% due 02/22/2022		4,675	5,137
7.625% due 08/17/2022		27,450	31,448
UBS Preferred Funding Trust
6.243% due 05/15/2016 (b)		800	856
Union Bank N.A.
2.625% due 09/26/2018		2,950	3,005
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,624	2,715
Wachovia Bank N.A.
0.622% due 11/03/2014		$1,326	1,328
5.850% due 02/01/2037		5,901	6,739
6.600% due 01/15/2038		22,877	28,472
Wachovia Corp.
0.576% due 10/28/2015		3,000	2,998
0.614% due 10/15/2016		1,500	1,493
5.750% due 02/01/2018		2,100	2,423
WEA Finance LLC
4.625% due 05/10/2021		5,000	5,278
6.750% due 09/02/2019		2,500	2,974
7.125% due 04/15/2018		12,900	15,324
Wells Fargo & Co.
4.125% due 08/15/2023		13,100	12,919
5.375% due 02/07/2035		4,900	5,188
5.375% due 11/02/2043		34,200	35,029
5.625% due 12/11/2017		595	682
Wells Fargo Bank N.A.
5.950% due 08/26/2036		800	910
Wells Fargo Capital
5.950% due 12/01/2086		2,100	2,082
Weyerhaeuser Co.
6.875% due 12/15/2033		14,177	16,724
6.950% due 10/01/2027		4,500	5,193
7.125% due 07/15/2023		8,887	10,231
7.375% due 10/01/2019		28,800	34,939
7.375% due 03/15/2032		188,417	230,596
7.950% due 03/15/2025		800	977

			4,487,127

INDUSTRIALS 29.8%
21st Century Fox America, Inc.
6.150% due 03/01/2037		600	660
6.150% due 02/15/2041		49,100	54,735
6.650% due 11/15/2037		19,131	22,335
6.900% due 08/15/2039		7,229	8,618
7.750% due 12/01/2045		4,773	6,032
AbbVie, Inc.
4.400% due 11/06/2042		23,900	22,296
Actavis, Inc.
4.625% due 10/01/2042		10,000	9,100
ADT Corp.
2.250% due 07/15/2017		800	788
4.125% due 06/15/2023		2,000	1,776
4.875% due 07/15/2042		64,038	48,199
6.250% due 10/15/2021		4,750	4,993
Air Canada Pass-Through Trust
4.125% due 11/15/2026		7,750	7,556

Alcoa, Inc.
5.900% due 02/01/2027	1,900	1,862
Altria Group, Inc.
2.850% due 08/09/2022	1,000	921
4.250% due 08/09/2042	7,705	6,577
9.250% due 08/06/2019	1,158	1,526
9.700% due 11/10/2018	1,304	1,715
9.950% due 11/10/2038	12,747	19,448
10.200% due 02/06/2039	32,890	51,325
American Airlines Pass-Through Trust
5.250% due 07/31/2022	8,003	8,464
American Tower Corp.
3.500% due 01/31/2023	1,100	1,003
4.700% due 03/15/2022	12,300	12,298
5.000% due 02/15/2024	1,500	1,512
Amgen, Inc.
4.950% due 10/01/2041	5,050	4,799
5.150% due 11/15/2041	118,390	117,977
5.375% due 05/15/2043	22,290	22,891
5.650% due 06/15/2042	25,160	26,651
6.375% due 06/01/2037	4,610	5,288
6.400% due 02/01/2039	24,450	27,995
6.900% due 06/01/2038	9,750	11,806
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	16,298
Anadarko Petroleum Corp.
6.200% due 03/15/2040	19,300	21,353
6.375% due 09/15/2017	4,200	4,824
6.450% due 09/15/2036	31,983	35,922
7.000% due 11/15/2027	1,000	1,024
7.950% due 06/15/2039	58,134	76,609
Anglo American Capital PLC
4.125% due 09/27/2022	500	471
9.375% due 04/08/2019	5,000	6,339
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	2,750	2,373
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	100	122
Apache Corp.
4.750% due 04/15/2043	500	485
5.100% due 09/01/2040	1,600	1,625
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	10,500	8,929
Asciano Finance Ltd.
6.000% due 04/07/2023	27,900	29,268
Aviation Capital Group Corp.
3.875% due 09/27/2016	11,500	11,885
4.625% due 01/31/2018	10,100	10,461
7.125% due 10/15/2020	25,150	28,183
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	3,346	3,480
Barrick Gold Corp.
5.250% due 04/01/2042	20,200	16,853
Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	3,770
Barrick International Barbados Corp.
6.350% due 10/15/2036	1,300	1,165
Barrick North America Finance LLC
5.700% due 05/30/2041	30,576	26,273
5.750% due 05/01/2043	2,259	2,032
7.500% due 09/15/2038	6,200	6,242
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	17,969	15,551
BAT International Finance PLC
3.250% due 06/07/2022	1,550	1,485
Boeing Co.
6.875% due 03/15/2039	2,600	3,438
Boston Scientific Corp.
6.000% due 01/15/2020	6,900	7,923
7.000% due 11/15/2035	43,837	52,180
7.375% due 01/15/2040	48,582	60,375
Braskem Finance Ltd.
5.750% due 04/15/2021	4,200	4,137
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	37,450	33,467
4.450% due 03/15/2043	76,500	69,380
5.050% due 03/01/2041	11,900	11,806
5.750% due 05/01/2040	12,720	13,962
6.150% due 05/01/2037	1,500	1,708
6.200% due 08/15/2036	800	903
6.530% due 07/15/2037	2,500	2,865
7.290% due 06/01/2036	800	1,003
7.950% due 08/15/2030	600	783
Cameron International Corp.
5.950% due 06/01/2041	12,800	13,910
7.000% due 07/15/2038	16,804	20,322

Canadian Natural Resources Ltd.
6.750% due 02/01/2039	1,675	1,983
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	20,400	20,551
6.000% due 04/01/2042	9,200	9,410
CBS Corp.
4.850% due 07/01/2042	1,000	901
CC Holdings GS LLC
3.849% due 04/15/2023	17,100	16,013
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,519
Cenovus Energy, Inc.
6.750% due 11/15/2039	16,900	19,813
CF Industries, Inc.
4.950% due 06/01/2043	5,550	5,052
China Resources Gas Group Ltd.
4.500% due 04/05/2022	3,300	3,239
Cielo S.A.
3.750% due 11/16/2022	15,500	13,834
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	47,245	40,256
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	13,600	13,502
CNOOC Finance Ltd.
3.875% due 05/02/2022	10,900	10,503
4.250% due 05/09/2043	17,725	14,938
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	11,798
Comcast Corp.
2.850% due 01/15/2023	1,000	925
4.500% due 01/15/2043	2,100	1,897
4.650% due 07/15/2042	46,600	43,376
5.650% due 06/15/2035	10,000	10,653
6.400% due 05/15/2038	380	439
6.400% due 03/01/2040	73,750	85,116
6.450% due 03/15/2037	7,300	8,474
6.550% due 07/01/2039	48,460	57,385
6.950% due 08/15/2037	26,300	32,337
7.050% due 03/15/2033	6,000	7,260
ConAgra Foods, Inc.
7.000% due 10/01/2028	1,800	2,114
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	16,000	15,920
4.750% due 07/12/2022	8,966	9,526
6.000% due 07/12/2020	1,489	1,504
7.250% due 05/10/2021	14,787	16,931
7.566% due 09/15/2021	81	84
9.000% due 01/08/2018	5,620	6,406
Continental Resources, Inc.
4.500% due 04/15/2023	6,000	6,090
5.000% due 09/15/2022	6,995	7,275
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,604
5.625% due 10/18/2043	2,000	1,974
COX Communications, Inc.
4.500% due 06/30/2043	1,775	1,431
4.700% due 12/15/2042	5,000	4,200
6.450% due 12/01/2036	2,431	2,477
8.375% due 03/01/2039	44,990	54,732
Crown Castle Towers LLC
6.113% due 01/15/2040	44,300	49,686
CSN Islands Corp.
6.875% due 09/21/2019	7,932	8,269
CSN Resources S.A.
6.500% due 07/21/2020	1,500	1,524
CSX Corp.
5.500% due 04/15/2041	16,449	17,303
CVS Caremark Corp.
2.250% due 12/05/2018	4,800	4,802
6.125% due 09/15/2039	11,200	12,705
CVS Pass-Through Trust
4.704% due 01/10/2036	6,000	5,992
5.773% due 01/10/2033	9,728	10,219
5.880% due 01/10/2028	3,202	3,475
5.926% due 01/10/2034	32,185	35,084
6.036% due 12/10/2028	2,426	2,670
6.943% due 01/10/2030	34,294	39,317
7.507% due 01/10/2032	102,282	121,970
8.353% due 07/10/2031	16,953	21,259
Daimler Finance North America LLC
8.500% due 01/18/2031	100	145
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020	2,904	3,129
6.200% due 01/02/2020	1,138	1,268
7.750% due 06/17/2021	10,762	12,377

Deutsche Telekom International Finance BV
4.875% due 03/06/2042	4,200	4,009
6.750% due 08/20/2018	1,100	1,305
8.750% due 06/15/2030	73,550	103,779
9.250% due 06/01/2032	700	1,037
Devon Energy Corp.
4.750% due 05/15/2042	18,075	16,765
5.600% due 07/15/2041	2,025	2,111
7.950% due 04/15/2032	28,000	36,447
Devon Financing Corp. LLC
7.875% due 09/30/2031	16,865	21,695
DIRECTV Holdings LLC
6.000% due 08/15/2040	4,400	4,346
6.375% due 03/01/2041	22,200	23,023
Discovery Communications LLC
3.300% due 05/15/2022	600	568
4.375% due 06/15/2021	8,000	8,269
4.875% due 04/01/2043	905	835
4.950% due 05/15/2042	600	557
5.625% due 08/15/2019	300	337
Dolphin Energy Ltd.
5.500% due 12/15/2021	300	329
Dow Chemical Co.
5.250% due 11/15/2041	5,255	5,237
9.400% due 05/15/2039	45,009	67,252
Ecopetrol S.A.
7.375% due 09/18/2043	22,900	24,881
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	32,990
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042	15,459	13,266
7.500% due 11/15/2040	21,847	26,239
Encana Corp.
5.150% due 11/15/2041	22,050	20,677
6.500% due 08/15/2034	5,510	6,031
6.500% due 02/01/2038	44,500	48,860
6.625% due 08/15/2037	21,782	24,096
7.200% due 11/01/2031	1,500	1,732
Energy Transfer Partners LP
6.625% due 10/15/2036	7,000	7,545
7.500% due 07/01/2038	20,600	24,174
8.500% due 04/15/2014	802	819
9.700% due 03/15/2019	886	1,148
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	10,100	10,790
Enterprise Products Operating LLC
4.450% due 02/15/2043	99,200	87,646
4.850% due 08/15/2042	11,300	10,644
4.850% due 03/15/2044	42,255	39,746
5.700% due 02/15/2042	15,632	16,485
5.750% due 03/01/2035	15,361	16,246
5.950% due 02/01/2041	7,513	8,184
6.125% due 10/15/2039	5,000	5,521
6.450% due 09/01/2040	2,395	2,758
6.650% due 10/15/2034	2,000	2,348
7.550% due 04/15/2038	4,000	5,057
Fidelity National Information Services, Inc.
3.500% due 04/15/2023	6,800	6,200
Ford Motor Co.
4.750% due 01/15/2043	5,900	5,322
7.400% due 11/01/2046	7,050	8,431
7.450% due 07/16/2031	14,661	17,958
8.900% due 01/15/2032	5,660	7,310
9.980% due 02/15/2047	5,300	7,242
Freeport-McMoRan Copper & Gold, Inc.
5.450% due 03/15/2043	17,800	17,039
General Electric Co.
4.125% due 10/09/2042	44,200	40,845
Georgia-Pacific LLC
5.400% due 11/01/2020	5,520	6,169
7.250% due 06/01/2028	14,460	17,437
7.375% due 12/01/2025	400	494
7.750% due 11/15/2029	4,000	5,066
8.000% due 01/15/2024	1,000	1,287
8.875% due 05/15/2031	14,200	19,728
Gerdau Holdings, Inc.
7.000% due 01/20/2020	6,100	6,680
Gerdau Trade, Inc.
5.750% due 01/30/2021	9,100	9,328
GLP Capital LP
4.375% due 11/01/2018	13,500	13,838
5.375% due 11/01/2023	3,300	3,259
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	20,000	16,255
Goldcorp, Inc.
3.700% due 03/15/2023	11,800	10,557

GTL Trade Finance, Inc.
7.250% due 10/20/2017	6,400	7,225
Heineken NV
4.000% due 10/01/2042	2,000	1,685
Hess Corp.
6.000% due 01/15/2040	8,780	9,494
7.300% due 08/15/2031	3,200	3,909
7.875% due 10/01/2029	4,270	5,442
Hewlett-Packard Co.
2.625% due 12/09/2014	1,000	1,017
6.000% due 09/15/2041	450	451
HJ Heinz Co.
6.375% due 07/15/2028	650	670
HJ Heinz Finance Co.
6.750% due 03/15/2032	5,025	5,151
7.125% due 08/01/2039	39,043	40,312
Home Depot, Inc.
4.875% due 02/15/2044	3,350	3,393
5.400% due 09/15/2040	2,500	2,707
Hospira, Inc.
5.600% due 09/15/2040	2,337	2,137
5.800% due 08/12/2023	3,000	3,100
Humana, Inc.
8.150% due 06/15/2038	1,000	1,322
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	11,650	10,869
International Paper Co.
6.000% due 11/15/2041	7,400	8,038
7.300% due 11/15/2039	5,000	6,175
8.700% due 06/15/2038	11,500	15,841
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	45,897
KazMunayGas National Co. JSC
5.750% due 04/30/2043	11,900	10,311
Kerr-McGee Corp.
6.950% due 07/01/2024	3,008	3,495
7.875% due 09/15/2031	3,000	3,755
Kimberly-Clark Corp.
6.625% due 08/01/2037	200	251
Kinder Morgan Energy Partners LP
5.000% due 08/15/2042	15,500	14,318
5.000% due 03/01/2043	35,400	32,680
5.625% due 09/01/2041	1,700	1,696
5.800% due 03/15/2035	13,742	14,091
6.500% due 02/01/2037	12,219	13,392
6.500% due 09/01/2039	36,345	39,854
6.550% due 09/15/2040	30,300	33,481
6.950% due 01/15/2038	46,800	53,774
7.400% due 03/15/2031	500	584
Kraft Foods Group, Inc.
5.000% due 06/04/2042	13,000	12,818
5.375% due 02/10/2020	4,874	5,500
6.500% due 02/09/2040	103,898	121,191
Kroger Co.
5.400% due 07/15/2040	35	35
6.900% due 04/15/2038	5,000	5,825
7.500% due 04/01/2031	150	182
LyondellBasell Industries NV
5.750% due 04/15/2024	12,800	14,350
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,036
Masco Corp.
5.950% due 03/15/2022	5,500	5,844
6.500% due 08/15/2032	13,602	13,432
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	1,894
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	12,950	10,962
Mid-America Apartments LP
4.300% due 10/15/2023	13,000	12,644
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	14,000	13,661
Mondelez International, Inc.
6.875% due 02/01/2038	7,030	8,566
7.000% due 08/11/2037	4,000	4,895
Nakilat, Inc.
6.067% due 12/31/2033	1,600	1,688
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (b)	16,400	16,318
NBCUniversal Media LLC
4.450% due 01/15/2043	27,200	24,372
5.950% due 04/01/2041	53,800	58,861
6.400% due 04/30/2040	12,700	14,603
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	47,180	34,328

Newmont Mining Corp.
4.875% due 03/15/2042		3,700	2,740
5.875% due 04/01/2035		395	337
6.250% due 10/01/2039		32,050	28,354
Nexen Energy ULC
7.500% due 07/30/2039		2,410	3,074
Noble Holding International Ltd.
3.950% due 03/15/2022		3,295	3,222
5.250% due 03/15/2042		27,040	25,950
6.050% due 03/01/2041		43,500	44,833
6.200% due 08/01/2040		1,000	1,044
Northern Natural Gas Co.
4.100% due 09/15/2042		15,000	12,967
Northwest Pipeline LLC
6.050% due 06/15/2018		725	835
ONEOK Partners LP
6.125% due 02/01/2041		21,627	22,907
6.200% due 09/15/2043		35,100	37,896
6.650% due 10/01/2036		4,765	5,245
6.850% due 10/15/2037		19,098	21,737
Owens Corning
4.200% due 12/15/2022		8,070	7,709
PepsiCo, Inc.
4.000% due 03/05/2042		2,400	2,091
Pertamina Persero PT
4.300% due 05/20/2023		13,750	12,031
5.625% due 05/20/2043		3,100	2,472
Petrobras International Finance Co.
3.875% due 01/27/2016		2,500	2,586
5.375% due 01/27/2021		2,500	2,491
5.875% due 03/01/2018		10,000	10,703
5.875% due 03/07/2022	EUR	1,200	1,825
6.750% due 01/27/2041		$40,050	37,361
6.875% due 01/20/2040		9,650	9,198
7.875% due 03/15/2019		19,700	22,402
Philip Morris International, Inc.
3.875% due 08/21/2042		675	572
4.375% due 11/15/2041		22,400	20,421
4.875% due 11/15/2043		2,500	2,477
6.375% due 05/16/2038		9,235	10,948
Phillips 66
5.875% due 05/01/2042		4,050	4,393
Pioneer Natural Resources Co.
6.650% due 03/15/2017		8,812	10,051
6.875% due 05/01/2018		4,154	4,866
7.200% due 01/15/2028		23,175	27,877
7.500% due 01/15/2020		8,872	10,759
PPG Industries, Inc.
5.500% due 11/15/2040		3,600	3,753
Pride International, Inc.
6.875% due 08/15/2020		6,800	8,144
7.875% due 08/15/2040		42,800	58,092
8.500% due 06/15/2019		9,235	11,653
QVC, Inc.
5.125% due 07/02/2022		3,700	3,661
5.950% due 03/15/2043		45,975	41,719
Reynolds American, Inc.
3.250% due 11/01/2022		13,900	12,816
4.750% due 11/01/2042		8,784	7,809
6.150% due 09/15/2043		12,900	13,933
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031		1,110	1,346
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		5,998	7,380
Rio Tinto Finance USA PLC
4.750% due 03/22/2042		13,500	13,124
Roche Holdings, Inc.
6.000% due 03/01/2019		4,556	5,335
Rock Tenn Co.
4.000% due 03/01/2023		8,350	7,978
4.450% due 03/01/2019		4,380	4,623
Rockies Express Pipeline LLC
5.625% due 04/15/2020		23,150	20,661
6.850% due 07/15/2018		2,000	1,955
6.875% due 04/15/2040		46,550	38,753
7.500% due 07/15/2038		25,890	22,913
Rohm & Haas Co.
7.850% due 07/15/2029		7,163	9,495
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		14,000	15,208
7.487% due 03/25/2031	GBP	6,100	11,061
Sealed Air Corp.
6.875% due 07/15/2033		$2,000	1,920
Southern Copper Corp.
5.250% due 11/08/2042		4,700	3,823

Southern Natural Gas Co. LLC
8.000% due 03/01/2032		8,146	10,431
Southwestern Energy Co.
4.100% due 03/15/2022		6,600	6,545
St Barnabas Corp.
4.000% due 07/01/2028		14,600	12,491
Statoil ASA
4.800% due 11/08/2043		6,600	6,670
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022		2,000	2,028
4.950% due 01/15/2043		28,400	25,271
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		8,550	8,109
5.125% due 02/22/2021		3,200	3,380
TCI Communications, Inc.
7.875% due 02/15/2026		405	525
Teck Resources Ltd.
5.200% due 03/01/2042		3,000	2,648
5.400% due 02/01/2043		27,340	24,943
6.000% due 08/15/2040		16,600	15,871
6.125% due 10/01/2035		11,300	11,141
6.250% due 07/15/2041		32,500	32,358
Telefonica Emisiones S.A.U.
4.750% due 02/07/2017	EUR	600	904
4.949% due 01/15/2015		$2,200	2,292
5.375% due 02/02/2018	GBP	2,700	4,820
5.496% due 04/01/2016	EUR	6,500	9,772
6.421% due 06/20/2016		$19,082	21,310
7.045% due 06/20/2036		19,000	20,982
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037		320	407
Tesco PLC
6.150% due 11/15/2037		3,700	4,022
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036		5,400	5,916
Thermo Fisher Scientific, Inc.
4.150% due 02/01/2024		5,300	5,252
5.300% due 02/01/2044		4,625	4,678
Thomson Reuters Corp.
4.300% due 11/23/2023		22,700	22,806
5.650% due 11/23/2043		14,400	14,664
Time Warner Cable, Inc.
4.500% due 09/15/2042		46,700	35,386
5.000% due 02/01/2020		800	812
5.500% due 09/01/2041		20,655	17,118
5.875% due 11/15/2040		3,300	2,855
6.550% due 05/01/2037		1,400	1,296
6.750% due 06/15/2039		51,900	48,883
7.300% due 07/01/2038		7,200	7,181
8.750% due 02/14/2019		9,100	10,861
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		3,800	4,372
Time Warner, Inc.
4.875% due 03/15/2020		1,000	1,096
4.900% due 06/15/2042		3,000	2,849
5.375% due 10/15/2041		5,000	5,059
6.100% due 07/15/2040		27,600	30,128
6.200% due 03/15/2040		10,000	11,019
6.250% due 03/29/2041		14,950	16,605
6.500% due 11/15/2036		20,625	23,308
7.700% due 05/01/2032		21,050	27,032
Toll Brothers Finance Corp.
4.375% due 04/15/2023		3,590	3,348
5.625% due 01/15/2024		7,900	7,979
6.750% due 11/01/2019		5,200	5,967
Topaz Solar Farms LLC
4.875% due 09/30/2039		7,800	7,426
TransCanada PipeLines Ltd.
6.200% due 10/15/2037		3,484	3,970
7.250% due 08/15/2038		2,600	3,295
7.625% due 01/15/2039		4,900	6,542
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042		2,600	2,314
5.400% due 08/15/2041		4,330	4,460
Transocean, Inc.
6.000% due 03/15/2018		300	337
6.500% due 11/15/2020		10,600	12,108
6.800% due 03/15/2038		65,250	72,638
7.350% due 12/15/2041		2,840	3,426
7.500% due 04/15/2031		4,550	5,201
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		8,900	8,655
4.625% due 12/03/2026		4,485	4,552
7.125% due 04/22/2025		4,478	5,049
UAL Pass-Through Trust
9.750% due 07/15/2018		31,593	36,332

10.400% due 05/01/2018	4,417	5,014
United Airlines Pass-Through Trust
4.300% due 02/15/2027	19,040	19,373
UnitedHealth Group, Inc.
4.625% due 11/15/2041	14,000	13,228
4.700% due 02/15/2021	2,500	2,728
5.800% due 03/15/2036	300	330
5.950% due 02/15/2041	4,700	5,326
6.500% due 06/15/2037	1,200	1,424
6.625% due 11/15/2037	2,600	3,146
Vale Overseas Ltd.
6.875% due 11/21/2036	30,950	32,032
6.875% due 11/10/2039	48,440	50,206
8.250% due 01/17/2034	11,300	13,098
Vale S.A.
5.625% due 09/11/2042	9,400	8,553
Viacom, Inc.
4.500% due 02/27/2042	6,000	5,120
5.850% due 09/01/2043	8,950	9,411
Virgin Australia Trust
5.000% due 04/23/2025	19,100	19,721
Wal-Mart Stores, Inc.
4.000% due 04/11/2043	22,800	20,297
5.625% due 04/01/2040	900	1,017
Weatherford International Ltd.
6.750% due 09/15/2040	7,600	8,221
WellPoint, Inc.
3.125% due 05/15/2022	2,000	1,876
4.625% due 05/15/2042	21,000	19,413
Whirlpool Corp.
5.150% due 03/01/2043	31,075	29,968
Williams Cos., Inc.
7.500% due 01/15/2031	11,127	11,763
7.875% due 09/01/2021	916	1,057
8.750% due 03/15/2032	29,088	33,966
Williams Partners LP
6.300% due 04/15/2040	20,550	22,090
Woodside Finance Ltd.
4.600% due 05/10/2021	6,800	7,123
Wyeth LLC
5.950% due 04/01/2037	500	580
Wynn Las Vegas LLC
4.250% due 05/30/2023	32,193	30,221
5.375% due 03/15/2022	21,330	21,650
Xstrata Finance Canada Ltd.
5.550% due 10/25/2042	10,330	9,572
6.000% due 11/15/2041	25,670	24,850
6.900% due 11/15/2037	1,500	1,584

		5,696,899

UTILITIES 12.3%
AGL Capital Corp.
5.875% due 03/15/2041	7,500	8,228
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	9,000	9,071
8.700% due 08/07/2018	42,200	51,519
Alabama Power Co.
3.850% due 12/01/2042	3,750	3,200
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	31,093	29,137
Anadarko Finance Co.
7.500% due 05/01/2031	11,274	13,709
Appalachian Power Co.
5.800% due 10/01/2035	2,176	2,274
6.375% due 04/01/2036	4,350	4,839
6.700% due 08/15/2037	3,600	4,171
7.000% due 04/01/2038	3,693	4,461
AT&T Corp.
8.000% due 11/15/2031	500	666
AT&T, Inc.
4.300% due 12/15/2042	9,103	7,723
4.350% due 06/15/2045	41,947	35,521
5.350% due 09/01/2040	115,891	114,691
5.500% due 02/01/2018	3,300	3,717
5.550% due 08/15/2041	21,000	21,317
6.300% due 01/15/2038	26,830	29,660
6.500% due 09/01/2037	15,118	17,010
6.550% due 02/15/2039	19,300	21,916
BG Energy Capital PLC
5.125% due 10/15/2041	4,600	4,718
BP Capital Markets PLC
3.245% due 05/06/2022	1,800	1,745
British Telecommunications PLC
9.625% due 12/15/2030	10,200	15,223

Bruce Mansfield Unit
6.850% due 06/01/2034	22,381	23,624
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,900	4,193
Cleco Power LLC
6.000% due 12/01/2040	17,400	19,020
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,129
CMS Energy Corp.
4.700% due 03/31/2043	9,300	8,679
Consolidated Edison Co. of New York, Inc.
5.300% due 03/01/2035	900	966
5.500% due 12/01/2039	3,400	3,754
5.700% due 06/15/2040	5,000	5,675
6.300% due 08/15/2037	4,000	4,846
6.750% due 04/01/2038	9,950	12,555
Dominion Resources, Inc.
4.050% due 09/15/2042	4,000	3,390
5.950% due 06/15/2035	1,800	1,987
DTE Electric Co.
3.950% due 06/15/2042	500	442
Duke Energy Carolinas LLC
4.250% due 12/15/2041	16,400	15,274
Duke Energy Florida, Inc.
5.650% due 04/01/2040	7,400	8,401
6.400% due 06/15/2038	50	62
Duke Energy Indiana, Inc.
4.900% due 07/15/2043	105	109
6.120% due 10/15/2035	6,724	7,391
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	10,150	11,157
Electricite de France
5.250% due 01/29/2023 (b)	1,900	1,893
6.950% due 01/26/2039	12,650	15,463
Entergy Arkansas, Inc.
5.660% due 02/01/2025	4,000	4,140
Entergy Corp.
5.125% due 09/15/2020	8,400	8,874
Entergy Mississippi, Inc.
3.100% due 07/01/2023	2,000	1,859
Exelon Generation Co. LLC
5.600% due 06/15/2042	12,346	11,527
6.250% due 10/01/2039	13,190	13,369
FirstEnergy Corp.
7.375% due 11/15/2031	15,536	16,884
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	77,881	78,885
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	12,100	11,147
6.000% due 11/27/2023	12,300	12,546
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	400	426
6.212% due 11/22/2016	150	166
6.510% due 03/07/2022	35,975	38,808
7.288% due 08/16/2037	8,300	8,788
8.125% due 07/31/2014	100	104
8.146% due 04/11/2018	9,900	11,707
8.625% due 04/28/2034	5,710	6,766
9.250% due 04/23/2019	3,413	4,215
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,700	5,786
Idaho Power Co.
4.850% due 08/15/2040	9,000	8,942
Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	5,901
Jersey Central Power & Light Co.
6.150% due 06/01/2037	6,200	6,400
7.350% due 02/01/2019	200	236
Kentucky Utilities Co.
5.125% due 11/01/2040	17,600	18,612
Koninklijke KPN NV
8.375% due 10/01/2030	28,590	36,251
Metropolitan Edison Co.
3.500% due 03/15/2023	3,700	3,455
MidAmerican Energy Co.
5.800% due 10/15/2036	3,000	3,393
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	1,500	1,642
6.125% due 04/01/2036	10,725	12,187
6.500% due 09/15/2037	24,750	28,754
NGPL PipeCo LLC
7.119% due 12/15/2017	1,000	910
7.768% due 12/15/2037	63,605	54,700
Niagara Mohawk Power Corp.
2.721% due 11/28/2022	3,400	3,130
4.119% due 11/28/2042	5,650	4,937

Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	21,700	20,018
5.326% due 02/03/2016	2,000	2,133
6.604% due 02/03/2021	8,700	9,570
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	11,763	12,116
Oglethorpe Power Corp.
5.250% due 09/01/2050	25,000	24,428
Ohio Edison Co.
6.875% due 07/15/2036	3,500	4,105
8.250% due 10/15/2038	1,000	1,441
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040	15,100	15,554
5.300% due 06/01/2042	600	624
7.250% due 01/15/2033	3,400	4,272
7.500% due 09/01/2038	4,615	6,008
Orange S.A.
8.750% due 03/01/2031	11,350	15,673
Pacific Gas & Electric Co.
4.450% due 04/15/2042	5,150	4,832
4.600% due 06/15/2043	85	81
5.400% due 01/15/2040	800	851
5.800% due 03/01/2037	8,600	9,483
6.050% due 03/01/2034	5,700	6,531
6.250% due 03/01/2039	9,900	11,359
6.350% due 02/15/2038	1,000	1,158
Pennsylvania Electric Co.
6.150% due 10/01/2038	500	530
Perusahaan Listrik Negara PT
5.250% due 10/24/2042	4,000	3,020
Plains All American Pipeline LP
4.300% due 01/31/2043	6,850	5,937
5.150% due 06/01/2042	56,610	55,831
6.650% due 01/15/2037	9,455	11,053
PPL Electric Utilities Corp.
5.200% due 07/15/2041	5,500	5,840
Progress Energy, Inc.
7.750% due 03/01/2031	400	515
PSEG Power LLC
8.625% due 04/15/2031	6,000	8,161
Puget Sound Energy, Inc.
5.764% due 07/15/2040	9,000	10,230
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,420	1,530
5.838% due 09/30/2027	16,700	17,828
6.332% due 09/30/2027	10,450	11,510
6.750% due 09/30/2019	3,000	3,541
Rosneft Finance S.A.
6.250% due 02/02/2015	5,000	5,269
6.625% due 03/20/2017	11,900	13,209
7.250% due 02/02/2020	26,750	30,294
7.500% due 07/18/2016	9,050	10,204
7.875% due 03/13/2018	50,020	58,023
Rosneft Oil Co. via Rosneft International Finance Ltd.
4.199% due 03/06/2022	5,500	5,060
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	52,100	47,156
Shell International Finance BV
4.550% due 08/12/2043	9,350	9,122
Southern California Edison Co.
6.000% due 01/15/2034	400	471
6.650% due 04/01/2029	600	712
Southern Power Co.
6.375% due 11/15/2036	3,500	3,677
Southwestern Electric Power Co.
6.200% due 03/15/2040	3,100	3,379
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,214
State Grid Overseas Investment Ltd.
4.375% due 05/22/2043	25,000	22,143
Telecom Italia Capital S.A.
6.175% due 06/18/2014	10,421	10,668
6.999% due 06/04/2018	500	556
7.200% due 07/18/2036	7,845	7,590
7.721% due 06/04/2038	14,650	14,723
Telstra Corp. Ltd.
4.800% due 10/12/2021	9,000	9,694
Toledo Edison Co.
6.150% due 05/15/2037	11,490	12,636
Verizon Communications, Inc.
3.850% due 11/01/2042	15,000	12,255
4.750% due 11/01/2041	3,500	3,273
5.150% due 09/15/2023	30,000	32,222
6.000% due 04/01/2041	15,617	17,150
6.400% due 09/15/2033	175,925	202,372
6.400% due 02/15/2038	15,500	17,409

6.550% due 09/15/2043	372,925	436,404
6.900% due 04/15/2038	26,785	31,882
7.350% due 04/01/2039	14,992	18,624
7.750% due 06/15/2032	1,165	1,491
Virginia Electric and Power Co.
6.000% due 05/15/2037	400	467
Vodafone Group PLC
4.375% due 02/19/2043	18,400	15,904
6.150% due 02/27/2037	20,238	21,938
6.250% due 11/30/2032	2,650	2,900

		2,352,827

Total Corporate Bonds & Notes (Cost $12,314,047)		12,536,853

MUNICIPAL BONDS & NOTES 7.0%
ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,247

CALIFORNIA 3.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	3,200	3,538
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	12,300	14,764
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	826
6.907% due 10/01/2050	29,645	36,027
6.918% due 04/01/2040	1,600	1,916
7.043% due 04/01/2050	49,075	60,588
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,312
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039	80	83
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	4,724
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,044
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,475	19,469
7.350% due 11/01/2039	1,000	1,264
7.500% due 04/01/2034	5,580	7,125
7.550% due 04/01/2039	25,020	32,388
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	30,220	39,843
7.625% due 03/01/2040	9,750	12,761
7.700% due 11/01/2030	4,400	5,102
7.950% due 03/01/2036	27,000	31,240
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	10,297
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,252
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	12,500	14,230
Foothill-De Anza Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2040	95	99
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	11,848
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	5,360	6,572
6.750% due 08/01/2049	34,395	43,153
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,300	5,652
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	18,320
7.618% due 08/01/2040	1,000	1,171
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	6,100	6,959
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	5,553
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.574% due 07/01/2045	1,170	1,437
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	1,964
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	20,000	20,699
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	277
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	22,862
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	8,451
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	106

5.813% due 06/01/2040	300	321
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	2,000	2,153
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,308
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,004
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	2,000	2,506
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	552
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	17,400	20,981
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	11,597
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	11,679
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	508
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	800	861
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,500	8,632
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	414
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	2,675	3,048
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	130	138
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,722
6.583% due 05/15/2049	6,600	7,693
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,800	1,989
6.398% due 05/15/2031	10,000	11,276
6.548% due 05/15/2048	25,100	29,302
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	4,107

		583,707

COLORADO 0.0%
Aurora, Colorado Water Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 08/01/2039	105	105
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	500	555

		660

FLORIDA 0.1%
Broward County, Florida Half-Cent Sales Tax Revenue Bonds, (BABs), Series 2010
6.206% due 10/01/2030	500	535
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	7,400	7,981

		8,516

GEORGIA 0.3%
Georgia State Road & Tollway Authority Revenue Bonds, Series 2011
5.000% due 10/01/2021	95	112
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,240	5,513
6.655% due 04/01/2057	42,110	44,043

		49,668

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	938
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	3,200	3,591
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	2,969

		7,498

INDIANA 0.0%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	5,000	5,486

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	4,100	4,505

LOUISIANA 0.0%
Louisiana Gasoline & Fuels Tax Revenue Bonds, Series 2010
5.000% due 05/01/2045	100	102

MASSACHUSETTS 0.1%
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	35	39
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	3,607
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	500	532
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	7,492

		11,670

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	3,751

NEW JERSEY 0.3%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	13,031
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	28,905	36,838
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	540
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	330

		50,739

NEW YORK 1.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	500	534
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	7,724
6.668% due 11/15/2039	300	351
6.687% due 11/15/2040	550	645
6.814% due 11/15/2040	18,085	21,487
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.199% due 12/01/2022	1,200	1,303
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	1,600	1,773
5.968% due 03/01/2036	12,015	13,361
6.246% due 06/01/2035	12,000	12,784
6.271% due 12/01/2037	5,365	6,136
6.646% due 12/01/2031	20,000	22,026
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	7,113
5.508% due 08/01/2037	500	554
5.572% due 11/01/2038	14,000	15,393
5.808% due 08/01/2030	1,600	1,689
5.932% due 11/01/2036	15,500	16,425
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	500	539
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	1,750	1,888
5.790% due 06/15/2041	10,800	11,277
5.882% due 06/15/2044	10,000	11,415
6.011% due 06/15/2042	400	463
6.124% due 06/15/2042	12,800	13,643
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2043	425	433
5.000% due 06/15/2044	24,550	25,033
5.375% due 06/15/2043	55	58
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,290
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	534
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	2,798
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	10,305
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	187
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	83,900	71,557

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	17,500	17,753

		298,471

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	3,000	3,228

OHIO 0.7%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	7,500	7,885
6.449% due 02/15/2044	1,000	1,082
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	19,500	19,852
6.270% due 02/15/2050	3,100	3,264
7.834% due 02/15/2041	1,250	1,586
8.084% due 02/15/2050	50,425	66,566
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,373
7.734% due 02/15/2033	7,325	8,998
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2032	16,995	17,537

		128,143

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,179
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,380
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2010
5.511% due 12/01/2045	6,000	6,299
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,300	2,229

		24,087

TENNESSEE 0.1%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,800	1,807
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	12,000	12,458

		14,265

TEXAS 0.6%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,200	8,022
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,200	1,293
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	25,430	25,862
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2008
5.250% due 12/01/2043	25	26
5.250% due 12/01/2048	170	177
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	500	548
Fort Bend Grand Parkway Toll Road Authority, Texas Revenue Bonds, Series 2012
5.000% due 03/01/2032	1,775	1,889
5.000% due 03/01/2037	4,050	4,220
5.000% due 03/01/2042	5,000	5,158
Harris County, Texas General Obligation Bonds, Series 2012
5.000% due 08/15/2032	600	645
Houston, Texas Utility System Revenue Bonds, (AGM Insured), Series 2005
4.750% due 11/15/2030	2,300	2,434
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	8,470
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	9,300	10,522
5.808% due 02/01/2041	2,000	2,249
6.308% due 02/01/2037	4,800	5,212
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	1,500	1,617
Texas State General Obligation Bonds, (BABs), Series 2010
4.631% due 04/01/2033	14,800	14,714
4.681% due 04/01/2040	4,700	4,639

Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030		21,500	22,999

			120,696

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Bonds, (BABs), Series 2010
5.710% due 07/01/2024		5,400	6,106
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034		800	816
King County, Washington Sewer Revenue Bonds, Series 2009
5.000% due 01/01/2039		30	31
King County, Washington Sewer Revenue Bonds, Series 2010
5.000% due 01/01/2045		225	229

			7,182

WISCONSIN 0.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		3,600	3,703

Total Municipal Bonds & Notes (Cost $1,254,155)			1,329,324

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
3.500% due 01/01/2044		7,000	6,956
4.000% due 10/01/2040		1,238	1,278
6.000% due 01/01/2023 - 06/01/2038		94	104
7.000% due 11/01/2026		31	36
8.500% due 08/01/2026		2	2
Freddie Mac
3.088% due 08/15/2032		129	136
Ginnie Mae
4.500% due 09/15/2033		20	21
6.500% due 02/15/2017		7	7
8.500% due 09/15/2030		5	5
9.000% due 12/15/2017		3	3

Total U.S. Government Agencies (Cost $8,576)			8,548

U.S. TREASURY OBLIGATIONS 24.6%
U.S. Treasury Bonds
2.750% due 08/15/2042 (g)		398,800	314,803
2.750% due 11/15/2042 (e)(g)		626,750	493,566
2.875% due 05/15/2043		93,554	75,523
3.000% due 05/15/2042 (g)		87,295	72,918
3.125% due 11/15/2041 (g)		176,520	151,890
3.125% due 02/15/2042 (g)(i)		481,296	413,388
3.125% due 02/15/2043		199,000	169,710
3.625% due 08/15/2043 (e)		267,250	251,403
3.750% due 08/15/2041 (e)(g)		710,300	689,879
3.750% due 11/15/2043		85,900	82,699
5.250% due 11/15/2028		21,500	25,830
U.S. Treasury Notes
1.000% due 05/31/2018 (i)		56,000	54,762
1.375% due 06/30/2018		345,400	342,688
1.375% due 09/30/2018		353,900	349,407
1.625% due 11/15/2022 (i)		81,800	73,728
1.750% due 05/15/2023 (g)(i)		230,090	207,036
2.000% due 02/15/2023 (g)(i)		225,900	209,205
2.500% due 08/15/2023 (e)(g)(i)		680,106	651,972
2.750% due 11/15/2023 (e)		65,900	64,361
U.S. Treasury Strips
0.000% due 11/15/2043		3,300	945

Total U.S. Treasury Obligations (Cost $5,135,116)			4,695,713

MORTGAGE-BACKED SECURITIES 0.1%
BCAP LLC Trust
4.000% due 02/26/2037		895	871
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	18,048	23,319

Total Mortgage-Backed Securities (Cost $21,440)			24,190

ASSET-BACKED SECURITIES 0.1%
Hyde Park CDO BV
0.624% due 06/14/2022		5,748	7,778
Springleaf Funding Trust
3.920% due 01/16/2023		$2,000	2,030

Structured Asset Investment Loan Trust
1.065% due 01/25/2035		10,584	10,483

Total Asset-Backed Securities (Cost $19,374)			20,291

SOVEREIGN ISSUES 4.8%
Australia Government Bond
5.500% due 04/21/2023	AUD	29,879	29,495
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		$1,400	1,435
Brazil Government International Bond
5.625% due 01/07/2041		5,400	5,265
7.125% due 01/20/2037		10,800	12,420
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	3,459	1,466
10.000% due 01/01/2017		27,779	11,160
10.000% due 01/01/2021		517	191
10.000% due 01/01/2023		518	186
Colombia Government International Bond
6.125% due 01/18/2041		$200	216
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2018	EUR	130,295	186,638
3.500% due 12/01/2018		69,800	99,615
4.500% due 07/15/2015		1,900	2,746
Junta de Castilla y Leon
6.270% due 02/19/2018		2,400	3,699
6.505% due 03/01/2019		2,800	4,420
Mexico Government International Bond
5.750% due 10/12/2110		$1,550	1,442
6.050% due 01/11/2040		1,920	2,098
6.750% due 09/27/2034		7,500	8,888
7.500% due 04/08/2033		11,600	14,703
8.300% due 08/15/2031		700	949
Qatar Government International Bond
6.400% due 01/20/2040		9,000	10,271
Russia Government International Bond
5.625% due 04/04/2042		34,200	34,114
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	43,300	61,840
Spain Government International Bond
2.100% due 04/30/2017		50,400	69,116
3.750% due 10/31/2015		12,900	18,503
3.750% due 10/31/2018		68,400	98,523
3.800% due 01/31/2017		153,000	221,450
Xunta de Galicia
5.763% due 04/03/2017		5,700	8,591
6.131% due 04/03/2018		4,500	6,965

Total Sovereign Issues (Cost $892,133)			916,405

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049 (b)		200	221

Total Convertible Preferred Securities (Cost $204)			221

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
AgriBank FCB
6.875% due 01/01/2024 (b)		130,000	12,833
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		537,000	13,033

Total Preferred Securities (Cost $26,425)			25,866

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
CERTIFICATES OF DEPOSIT 0.0%
Itau Unibanco Holding S.A.
0.000% due 03/03/2014		$9,000	8,979

COMMERCIAL PAPER 0.3%
Toyota Motor Credit
0.070% due 01/23/2014		59,000	58,997

REPURCHASE AGREEMENTS (d) 0.1%			21,602

MEXICO TREASURY BILLS 0.5%
3.462% due 02/13/2014 - 06/26/2014 (a)	MXN	1,165,732	88,159

U.S. TREASURY BILLS 0.1%
0.096% due 01/02/2014 - 12/11/2014 (a)(e)(i)		$20,123	20,111

Total Short-Term Instruments (Cost $198,329)			197,848

Total Investments in Securities (Cost $19,894,383)			19,779,908

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio		12,176	122

Total Short-Term Instruments (Cost $122)			122

Total Investments in Affiliates (Cost $122)			122

Total Investments 103.4% (Cost $19,894,505)			$19,780,030
Financial Derivative Instruments (f)(h) (0.4%) (Cost or Premiums, net $(68,975))			(74,316)
Other Assets and Liabilities, net (3.0%)			(581,202)

Net Assets 100.0%			$19,124,512

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	4.280%	01/26/2015	08/03/2010	$1,828	$1,962	0.01%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$15,900	U.S. Treasury Notes 0.375% - 0.500% due 01/15/2016 - 07/31/2017	$(16,246)	$15,900	$15,900
SSB	0.000%	12/31/2013	01/02/2014	5,702	Freddie Mac 2.080% due 10/17/2022	(5,816)	5,702	5,702

Total Repurchase Agreements						$(22,062)	$21,602	$21,602

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BSN	0.150%	12/23/2013	01/03/2014		$(78,200)	$(78,203)
CFR	(0.750%)	11/29/2013	11/28/2015	EUR	(1,440)	(1,980)
GRE	(0.050%)	01/02/2014	01/09/2014		$(52,336)	(52,335)
	0.120%	11/14/2013	01/13/2014		(107,869)	(107,887)
SAL	0.150%	12/26/2013	01/06/2014		(66,124)	(66,126)

Total Reverse Repurchase Agreements						$(306,531)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.100%	12/30/2013	01/03/2014	$(12,100)	$(12,102)
	0.170%	12/17/2013	01/09/2014	(9,835)	(9,844)
	0.180%	12/27/2013	01/09/2014	(36,722)	(36,753)
	0.190%	12/18/2013	01/09/2014	(7,511)	(7,518)
	0.190%	12/20/2013	01/10/2014	(211,320)	(211,526)
	0.200%	12/24/2013	01/10/2014	(8,392)	(8,397)
BPG	0.110%	01/02/2014	01/07/2014	(12,352)	(12,357)
	0.220%	12/24/2013	01/06/2014	(115,216)	(115,268)
	0.240%	12/27/2013	01/07/2014	(1,118)	(1,119)
GSC	0.150%	11/06/2013	01/06/2014	(5,090)	(5,094)
MSC	0.160%	12/20/2013	01/03/2014	(146,927)	(146,965)
	0.190%	12/23/2013	01/07/2014	(38,639)	(38,657)
	0.250%	12/26/2013	01/02/2014	(59,882)	(59,890)
UBS	0.100%	12/30/2013	01/06/2014	(393)	(393)

Total Sale-Buyback Transactions					$(665,883)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $569,775 at a weighted average interest rate of 0.096%.
(3)	Payable for sale-buyback transactions includes $331 of deferred price drop on sale-buyback transactions.

(e)	Securities with an aggregate market value of $952,109 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	1,258	$(442)	$(629)

Total Written Options				$(442)	$(629)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap March Futures	Long	03/2014	559	$(651)	$0	$(79)
30-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	18	40	17	0
90-Day Eurodollar December Futures	Long	12/2016	1,972	(1,715)	0	(148)
90-Day Eurodollar June Futures	Long	06/2015	11,707	(3,498)	0	(439)
90-Day Eurodollar June Futures	Long	06/2016	1,911	(1,831)	0	(95)
90-Day Eurodollar March Futures	Long	03/2016	4,482	(3,369)	0	(224)
90-Day Eurodollar September Futures	Long	09/2015	23,484	(8,952)	0	(1,174)
90-Day Eurodollar September Futures	Long	09/2016	1,994	(2,247)	0	(125)
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	17	(1)	1	(1)
Euro-Bund 10-Year Bond March Futures	Long	03/2014	110	(345)	32	0
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	17	11	0	(1)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	1,112	(1,680)	0	(104)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	565	(1,288)	0	(97)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2014	42	(143)	0	(34)

Total Futures Contracts				$(25,669)	$50	$(2,521)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-16 5-Year Index	1.000%	06/20/2016		$60,000	$1,174	$1,080	$14	$0
CDX.IG-17 5-Year Index	1.000%	12/20/2016		33,060	697	186	14	0
CDX.IG-19 5-Year Index	1.000%	12/20/2017		322,910	7,028	6,016	168	0
CDX.IG-20 5-Year Index	1.000%	06/20/2018		1,094,125	22,147	12,529	661	0
CDX.IG-21 5-Year Index	1.000%	12/20/2018		7,140,400	130,399	49,217	8,309	0
iTraxx Europe 20 Index	1.000%	12/20/2018	EUR	487,200	9,785	7,571	0	(13)

					$171,230	$76,599	$9,166	$(13)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.800%	07/15/2014		$335,700	$(1,790)	$(602)	$0	$(1)
Pay	3-Month USD-LIBOR	1.500%	09/16/2016		151,000	253	552	0	(42)
Pay	3-Month USD-LIBOR	1.500%	12/16/2016		39,000	(41)	(63)	0	(12)
Receive	3-Month USD-LIBOR	1.920%	05/01/2023		73,500	6,444	6,656	369	0
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		333,900	(21,268)	(1,284)	0	(1,208)
Pay	3-Month USD-LIBOR	2.750%	06/19/2043		1,800	(392)	(271)	0	(21)
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	133,800	(85)	789	329	0
Pay	6-Month AUD-BBR-BBSW	4.500%	06/15/2022		64,300	415	192	172	0
Receive	6-Month EUR-EURIBOR	2.250%	03/19/2024	EUR	251,000	(897)	(4,276)	0	(764)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	24,927,000	(2,642)	(728)	793	0

						$(20,003)	$965	$1,663	$(2,048)

Total Swap Agreements						$151,227	$77,564	$10,829	$(2,061)

(g)	Securities with an aggregate market value of $132,591 and cash of $67,605 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014		$30,503	AUD	34,417	$222	$0
	02/2014	AUD	34,417		$30,444	0	(222)
	03/2014		$9,900	MXN	130,106	15	0
BPS	02/2014	MXN	83,600		$6,423	41	0
	03/2014		119,993		9,193	63	0
	03/2014		$9,100	MXN	119,887	36	0
	06/2014	MXN	167,085		$12,706	83	0
BRC	01/2014		$677	AUD	742	0	(15)
	03/2014		3,800	MXN	49,814	0	(4)
CBK	01/2014	AUD	37,329		$34,067	743	0
	01/2014	EUR	260,116		351,749	0	(6,093)
	01/2014		$677	AUD	742	0	(15)
	01/2014		191,697	EUR	139,248	5	(138)
	02/2014	EUR	298,658		$410,926	238	(169)
	03/2014	MXN	247,012		18,924	120	0
	03/2014		$11,289	MXN	147,999	0	(10)
DUB	01/2014	EUR	23,225		$31,946	0	(5)
	01/2014	GBP	151		247	0	(3)
	01/2014		$107,535	GBP	65,648	1,174	0
	02/2014	GBP	69,914		$114,491	0	(1,258)
	03/2014		$11,100	MXN	146,181	40	0
FBF	01/2014	EUR	201,300		$272,251	0	(4,677)
	01/2014	GBP	63,182		102,320	0	(2,307)
	02/2014		$1,067	JPY	111,800	0	(5)
GLM	06/2014	MXN	297,960		$22,709	174	0
HUS	01/2014	EUR	45,032		61,683	0	(267)
	01/2014	GBP	2,315		3,751	0	(83)
	01/2014		$1,272	AUD	1,429	4	0
	02/2014	JPY	101,228		$1,019	58	0
JPM	01/2014	HKD	7,103		916	0	0
	03/2014		$21,900	MXN	287,915	41	0
	06/2014	MXN	140,621		$10,716	80	0
MSC	01/2014	BRL	41,974		17,968	177	0
	01/2014		$17,798	BRL	41,974	0	(6)
	02/2014		17,828		41,974	0	(179)
	06/2014	MXN	94,078		$7,155	47	0
RBC	03/2014		$19,100	MXN	251,079	36	(2)
UAG	01/2014		533,516	EUR	390,425	3,592	0
	02/2014	EUR	390,425		$533,521	0	(3,579)

Total Forward Foreign Currency Contracts						$6,989	$(19,037)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400%	05/19/2014	$347,300	$925	$127
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	48,000	2,056	1,910
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	134,100	10,630	22,387
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400%	05/19/2014	373,600	747	136

Total Purchased Options							$14,358	$24,560

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	123,300	$(231)	$(183)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		123,300	(274)	(41)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900%	05/19/2014		$347,300	(1,188)	(1,519)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	34,700	(67)	(51)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		34,700	(76)	(11)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		$183,100	(2,243)	(2,111)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650%	03/03/2014		18,000	(77)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	03/03/2014		18,000	(216)	(268)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	73,200	(133)	(109)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		73,200	(149)	(24)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$563,200	(10,588)	(22,786)
FBF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.750%	03/24/2014	EUR	14,500	(49)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300%	03/24/2014		14,500	(137)	(160)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		37,800	(78)	(56)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		37,800	(78)	(12)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		$2,114,800	(2,465)	(3,907)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		190,900	(408)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		190,900	(1,001)	(270)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014		1,180,900	(1,679)	(65)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014		1,180,900	(5,211)	(9,052)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		125,000	(550)	0
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014		1,650,000	(3,881)	(3,048)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900%	05/19/2014		373,600	(1,952)	(1,634)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	135,100	(260)	(201)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		135,100	(260)	(45)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$158,800	(1,084)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		158,600	(1,678)	(84)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014		223,300	(815)	(13)

								$(36,828)	$(45,663)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC CDX.IG-21 5-Year Index	Buy	0.700%	01/15/2014		$57,700	$(72)	$(201)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.700%	01/15/2014		57,700	(188)	(10)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.300%	01/15/2014	EUR	300,000	(783)	0
DUB	Call - OTC CDX.IG-21 5-Year Index	Buy	0.700%	01/15/2014		$300,000	(390)	(1,046)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.700%	01/15/2014		300,000	(906)	(52)
FBF	Put - OTC CDX.IG-21 5-Year Index	Sell	1.000%	03/19/2014		250,000	(387)	(75)
JPM	Call - OTC CDX.IG-21 5-Year Index	Buy	0.650%	01/15/2014		231,000	(127)	(337)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	01/15/2014		231,000	(739)	(4)
	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.750%	02/19/2014	EUR	350,000	(574)	(1,390)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.950%	02/19/2014		350,000	(1,052)	(134)
	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.700%	03/19/2014		42,200	(42)	(110)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.100%	03/19/2014		42,200	(107)	(19)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.400%	03/19/2014		12,600	(49)	(2)

							$(5,416)	$(3,380)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$(23)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(253)	(20)

						$(431)	$(43)

Total Written Options						$(42,675)	$(49,086)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2021	0.988%		$20,500	$(147)	$171	$24	$0
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.066%		3,000	21	22	43	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		4,200	(21)	30	9	0
	Brazil Government International Bond	1.000%	12/20/2015	0.982%		14,300	(120)	130	10	0
	Brazil Government International Bond	1.000%	12/20/2016	1.335%		4,000	(53)	15	0	(38)
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		48,500	(2,499)	568	0	(1,931)
	Caterpillar, Inc.	1.000%	03/20/2016	0.121%		12,500	173	77	250	0
	China Government International Bond	1.000%	09/20/2017	0.517%		13,700	(98)	346	248	0
	China Government International Bond	1.000%	12/20/2018	0.753%		900	15	(4)	11	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.300%		14,400	(420)	625	205	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		21,400	(1,403)	792	0	(611)
	Lafarge S.A.	1.000%	09/20/2016	0.868%		500	(38)	40	2	0
	MetLife, Inc.	1.000%	12/20/2015	0.294%		12,500	(698)	878	180	0
	MetLife, Inc.	1.000%	03/20/2016	0.319%		2,600	(78)	118	40	0
	MetLife, Inc.	1.000%	12/20/2018	0.713%		25,000	0	353	353	0
	MetLife, Inc.	1.000%	06/20/2021	1.063%		25,000	(1,593)	1,496	0	(97)
	Mexico Government International Bond	1.000%	06/20/2016	0.413%		7,100	7	99	106	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		500	(1)	4	3	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.220%		1,600	(4)	29	25	0
	Russia Government International Bond	1.000%	09/20/2018	1.536%		1,800	(82)	40	0	(42)
	Shell International Finance BV	1.000%	03/20/2017	0.117%		100	1	2	3	0
	Spain Government International Bond	1.000%	12/20/2018	1.490%		6,500	(383)	237	0	(146)
	Telefonica Emisiones, S.A.U.	1.000%	06/20/2018	1.037%	EUR	13,100	(1,087)	1,065	0	(22)
	Wells Fargo & Co.	1.000%	12/20/2016	0.201%		$400	(18)	28	10	0
BPS	Alcoa, Inc.	1.000%	03/20/2021	2.493%		2,700	(235)	(16)	0	(251)
	Brazil Government International Bond	1.000%	09/20/2017	1.532%		600	(13)	2	0	(11)
	Caterpillar, Inc.	1.000%	03/20/2016	0.121%		9,200	126	58	184	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	1.001%		5,800	(161)	163	2	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		21,200	(287)	579	292	0
	Petrobras International Finance Co.	1.000%	06/20/2015	1.406%		12,000	(74)	7	0	(67)
	Petrobras International Finance Co.	1.000%	06/20/2018	2.502%		58,900	(2,867)	(802)	0	(3,669)
BRC	Berkshire Hathaway, Inc.	1.000%	12/20/2017	0.526%		65,050	(865)	2,094	1,229	0
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.066%		8,500	20	100	120	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		7,500	(64)	80	16	0
	Brazil Government International Bond	1.000%	06/20/2017	1.471%		35,000	(498)	(47)	0	(545)

	Brazil Government International Bond	1.000%	06/20/2018	1.716%		21,600	(64)	(587)	0	(651)
	China Government International Bond	1.000%	12/20/2018	0.753%		13,500	167	(2)	165	0
	Emirate of Abu Dhabi Government International Bond	1.000%	09/20/2015	0.103%		5,000	(24)	103	79	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2015	0.114%		1,700	(7)	37	30	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		10,600	(743)	440	0	(303)
	Mexico Government International Bond	1.000%	09/20/2022	1.321%		9,900	(463)	223	0	(240)
	Pacific Gas & Electric Co.	3.650%	03/20/2014	0.083%		800	0	7	7	0
	Petrobras International Finance Co.	1.000%	06/20/2018	2.502%		7,500	(346)	(122)	0	(468)
	Rio Tinto Finance USA Ltd.	1.000%	09/20/2015	0.226%		1,900	(4)	30	26	0
	Teck Resources Ltd.	1.000%	12/20/2015	0.333%		3,600	(54)	102	48	0
CBK	Brazil Government International Bond	1.000%	06/20/2015	0.776%		5,000	(97)	115	18	0
	Brazil Government International Bond	1.000%	03/20/2016	1.051%		39,800	(275)	245	0	(30)
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		69,100	(2,711)	(41)	0	(2,752)
	China Government International Bond	1.000%	09/20/2017	0.517%		17,400	(109)	425	316	0
	China Government International Bond	1.000%	12/20/2018	0.753%		8,950	118	(8)	110	0
	E.ON International Finance BV	1.000%	03/20/2017	0.328%		17,700	77	311	388	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2015	0.114%		5,000	(32)	122	90	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.170%		1,100	0	23	23	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2016	0.405%		1,500	(16)	39	23	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.382%		500	(10)	19	9	0
	General Electric Capital Corp.	1.000%	09/20/2019	0.773%		1,000	(102)	114	12	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		13,400	(1,022)	639	0	(383)
	MetLife, Inc.	1.000%	03/20/2016	0.319%		3,400	(70)	122	52	0
	MetLife, Inc.	1.000%	09/20/2016	0.400%		600	(18)	28	10	0
	Mexico Government International Bond	1.000%	06/20/2016	0.413%		9,400	(31)	171	140	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		7,600	(109)	214	105	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.220%		5,000	(37)	116	79	0
	Russia Government International Bond	1.000%	06/20/2015	0.782%		9,500	(135)	169	34	0
	Russia Government International Bond	1.000%	03/20/2016	0.945%		21,900	(236)	271	35	0
	Russia Government International Bond	1.000%	09/20/2018	1.536%		1,500	(66)	30	0	(36)
	Spain Government International Bond	1.000%	12/20/2018	1.490%		19,500	(794)	354	0	(440)
	Teck Resources Ltd.	1.000%	09/20/2016	0.533%		1,500	(32)	52	20	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.312%		2,000	(5)	40	35	0
DUB	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.413%	EUR	5,000	137	62	199	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.091%		$1,500	3	28	31	0
	Brazil Government International Bond	1.000%	06/20/2017	1.471%		32,600	(474)	(33)	0	(507)
	Brazil Government International Bond	1.000%	06/20/2018	1.716%		9,450	(37)	(248)	0	(285)
	Canadian Natural Resources Ltd.	1.000%	12/20/2015	0.183%		25,000	123	291	414	0
	China Government International Bond	1.000%	12/20/2018	0.753%		8,900	83	26	109	0
	Citigroup, Inc.	1.000%	09/20/2017	0.503%		1,800	(144)	177	33	0
	Danone	1.000%	03/20/2016	0.120%		2,100	34	8	42	0
	Devon Energy Corp.	1.000%	06/20/2018	0.540%		600	(2)	14	12	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2015	0.114%		1,800	(4)	36	32	0
	Ford Motor Co.	5.000%	09/20/2017	0.875%		6,700	774	247	1,021	0
	MetLife, Inc.	1.000%	12/20/2014	0.135%		15,000	(840)	973	133	0
	MetLife, Inc.	1.000%	03/20/2016	0.319%		1,600	(39)	63	24	0
	MetLife, Inc.	1.000%	12/20/2018	0.713%		15,000	70	142	212	0
	MetLife, Inc.	5.000%	09/20/2019	0.842%		1,100	134	117	251	0
	Mexico Government International Bond	1.000%	06/20/2016	0.413%		6,000	0	89	89	0
	Mexico Government International Bond	1.000%	06/20/2017	0.582%		9,500	(47)	187	140	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		23,200	(278)	597	319	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		13,300	41	42	83	0
	Pacific Gas & Electric Co.	1.000%	06/20/2021	0.814%		2,000	(88)	114	26	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.220%		3,100	(11)	60	49	0
	Prudential Financial, Inc.	1.000%	12/20/2018	0.718%		19,000	0	264	264	0
FBF	Anadarko Petroleum Corp.	1.000%	09/20/2017	0.663%		700	(20)	29	9	0
	AT&T, Inc.	1.000%	03/20/2023	0.994%		21,400	(575)	593	18	0
	Bank of America Corp.	1.000%	09/20/2017	0.561%		3,200	(243)	295	52	0
	BHP Billiton Finance USA Ltd.	1.000%	12/20/2015	0.201%		200	1	2	3	0
	China Government International Bond	1.000%	09/20/2017	0.517%		15,000	(154)	425	271	0
	China Government International Bond	1.000%	09/20/2022	1.204%		8,600	(293)	162	0	(131)
	Devon Energy Corp.	1.000%	06/20/2018	0.540%		600	(1)	13	12	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.170%		5,000	10	95	105	0
	Finmeccanica Finance S.A.	5.000%	03/20/2018	2.499%	EUR	6,100	499	349	848	0
	Ford Motor Co.	5.000%	09/20/2017	0.875%		$2,900	328	114	442	0
	Glencore Finance Europe S.A.	1.000%	12/20/2018	1.442%	EUR	200	(8)	2	0	(6)
	MetLife, Inc.	1.000%	09/20/2017	0.535%		$20,000	(1,708)	2,057	349	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		5,200	(78)	149	71	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		6,350	12	27	39	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.220%		2,500	(18)	58	40	0
	Rogers Communications, Inc.	1.000%	06/20/2016	0.241%		500	3	6	9	0
	Shell International Finance BV	1.000%	09/20/2016	0.097%		300	6	2	8	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.312%		7,900	(33)	171	138	0
GST	American International Group, Inc.	1.000%	09/20/2021	1.024%		15,000	(1,601)	1,581	0	(20)
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.066%		5,000	12	59	71	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.091%		2,500	5	47	52	0
	BP Capital Markets America, Inc.	1.000%	06/20/2016	0.122%		8,700	78	115	193	0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		60,000	(2,954)	565	0	(2,389)
	Canadian Natural Resources Ltd.	1.000%	12/20/2015	0.183%		6,000	18	82	100	0
	China Government International Bond	1.000%	12/20/2018	0.753%		5,500	70	(3)	67	0

	Finmeccanica Finance S.A.	5.000%	03/20/2018	2.499%	EUR	9,600	802	533	1,335	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2016	0.405%		$7,100	(77)	184	107	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		27,600	(1,798)	1,009	0	(789)
	MetLife, Inc.	1.000%	03/20/2015	0.153%		2,100	(118)	140	22	0
	MetLife, Inc.	1.000%	12/20/2015	0.294%		16,600	(758)	996	238	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		8,400	(125)	241	116	0
	Mexico Government International Bond	1.000%	03/20/2018	0.719%		27,050	134	190	324	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		2,900	9	9	18	0
	Russia Government International Bond	1.000%	09/20/2017	1.296%		12,100	(688)	562	0	(126)
	SLM Corp.	5.000%	12/20/2016	1.432%		2,200	(86)	318	232	0
	Time Warner Cable, Inc.	1.000%	12/20/2020	2.385%		1,200	(137)	36	0	(101)
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.895%		3,400	(34)	41	7	0
	Brazil Government International Bond	1.000%	03/20/2016	1.051%		25,000	(153)	134	0	(19)
	Brazil Government International Bond	1.000%	06/20/2017	1.471%		26,700	(384)	(32)	0	(416)
	Canadian Natural Resources Ltd.	1.000%	09/20/2015	0.158%		5,100	(17)	93	76	0
	China Government International Bond	1.000%	12/20/2018	0.753%		950	16	(4)	12	0
	E.ON International Finance BV	1.000%	03/20/2016	0.201%		1,000	11	7	18	0
	Emirate of Abu Dhabi Government International Bond	1.000%	09/20/2015	0.103%		2,000	(8)	40	32	0
	Mexico Government International Bond	1.000%	06/20/2016	0.413%		6,000	6	84	90	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		5,500	(77)	153	76	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		8,000	(27)	77	50	0
	Russia Government International Bond	1.000%	03/20/2016	0.945%		14,600	(199)	222	23	0
	Russia Government International Bond	1.000%	12/20/2016	1.130%		1,500	(7)	2	0	(5)
	Russia Government International Bond	1.000%	09/20/2017	1.296%		5,400	(303)	247	0	(56)
	Russia Government International Bond	1.000%	09/20/2018	1.536%		2,600	(121)	59	0	(62)
	Spain Government International Bond	1.000%	12/20/2018	1.490%		7,300	(234)	70	0	(164)
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.312%		11,000	(65)	257	192	0
JPM	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.066%		2,600	5	32	37	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.091%		19,200	137	260	397	0
	Brazil Government International Bond	1.000%	09/20/2015	0.895%		8,500	(81)	99	18	0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		36,800	(1,918)	453	0	(1,465)
	Canadian Natural Resources Ltd.	1.000%	09/20/2015	0.158%		5,100	(17)	93	76	0
	Caterpillar, Inc.	1.000%	03/20/2016	0.121%		5,200	71	33	104	0
	China Government International Bond	1.000%	12/20/2018	0.753%		4,900	60	0	60	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2015	0.114%		1,300	5	19	24	0
	MetLife, Inc.	1.000%	12/20/2015	0.294%		4,300	(192)	254	62	0
	MetLife, Inc.	1.000%	03/20/2016	0.319%		1,400	(33)	55	22	0
	Mexico Government International Bond	1.000%	06/20/2016	0.413%		19,000	(9)	292	283	0
	Mexico Government International Bond	1.000%	09/20/2017	0.635%		24,500	(253)	591	338	0
	Mexico Government International Bond	1.000%	06/20/2018	0.779%		25,000	237	13	250	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		450	1	1	2	0
	Rogers Communications, Inc.	1.000%	06/20/2016	0.241%		3,700	25	46	71	0
	Russia Government International Bond	1.000%	09/20/2017	1.296%		19,500	(998)	796	0	(202)
MYC	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.617%		20,500	(1,076)	1,352	276	0
	Anadarko Petroleum Corp.	1.000%	09/20/2017	0.663%		11,000	(284)	424	140	0
	Barrick Gold Corp.	1.000%	06/20/2018	1.591%		11,450	(402)	117	0	(285)
	Barrick Gold Corp.	1.000%	12/20/2018	1.862%		4,300	(165)	(7)	0	(172)
	BHP Billiton Finance USA Ltd.	1.000%	12/20/2015	0.201%		5,700	14	78	92	0
	Brazil Government International Bond	1.000%	12/20/2018	1.859%		12,400	(618)	124	0	(494)
	Canadian Natural Resources Ltd.	1.000%	12/20/2015	0.183%		3,600	13	47	60	0
	China Government International Bond	1.000%	09/20/2017	0.517%		10,000	(59)	240	181	0
	Citigroup, Inc.	1.000%	12/20/2017	0.531%		3,000	(76)	132	56	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2015	0.089%		10,000	(18)	157	139	0
	Emirate of Abu Dhabi Government International Bond	1.000%	09/20/2015	0.103%		4,600	(13)	86	73	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2015	0.114%		2,000	(3)	39	36	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.170%		3,000	1	61	62	0
	Ford Motor Credit Co. LLC	5.000%	06/20/2018	1.005%		700	119	2	121	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	1.001%		4,000	(111)	113	2	0
	Italy Government International Bond	1.000%	12/20/2018	1.621%		14,400	(938)	526	0	(412)
	Mexico Government International Bond	1.000%	03/20/2016	0.359%		2,300	(7)	41	34	0
	Mexico Government International Bond	1.000%	06/20/2017	0.582%		10,000	(42)	190	148	0
	Mexico Government International Bond	1.000%	03/20/2018	0.719%		18,900	92	134	226	0
	Mexico Government International Bond	1.000%	06/20/2018	0.779%		25,000	231	19	250	0
	Mexico Government International Bond	1.000%	12/20/2018	0.879%		21,300	(45)	177	132	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.554%		1,900	(61)	43	0	(18)
	Petrobras International Finance Co.	1.000%	03/20/2018	2.425%		5,500	(249)	(60)	0	(309)
	Russia Government International Bond	1.000%	03/20/2016	0.945%		22,000	(40)	74	34	0
	Russia Government International Bond	1.000%	06/20/2016	1.020%		10,100	(136)	135	0	(1)
	RZD Capital Ltd.	1.000%	03/20/2016	1.322%		700	(17)	12	0	(5)
	Spain Government International Bond	1.000%	12/20/2018	1.490%		46,800	(2,760)	1,705	0	(1,055)
RYL	Alcoa, Inc.	1.000%	06/20/2021	2.520%		2,600	(233)	(20)	0	(253)
	BHP Billiton Finance USA Ltd.	1.000%	09/20/2016	0.297%		900	10	8	18	0
	China Government International Bond	1.000%	09/20/2017	0.517%		10,000	(59)	240	181	0
	Comcast Corp.	1.000%	12/20/2015	0.116%		1,200	0	21	21	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	03/20/2016	0.323%		12,500	(48)	241	193	0
UAG	Brazil Government International Bond	1.000%	06/20/2015	0.776%		2,000	(24)	31	7	0
	China Government International Bond	1.000%	09/20/2017	0.517%		19,300	(201)	551	350	0
	Ford Motor Credit Co. LLC	5.000%	09/20/2017	0.826%		900	106	32	138	0
	MetLife, Inc.	1.000%	12/20/2015	0.294%		7,500	(369)	477	108	0
	Mexico Government International Bond	1.000%	06/20/2017	0.582%		500	(2)	9	7	0
	Russia Government International Bond	1.000%	06/20/2015	0.782%		10,000	(152)	188	36	0
	Russia Government International Bond	1.000%	06/20/2016	1.020%		9,000	(117)	116	0	(1)

							$(43,040)	$39,991	$19,432	$(22,481)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
MYC	MCDX-21 5-Year Index	1.000%	12/20/2018	$64,500	$(1,233)	$154	$0	$(1,079)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	276,300	$12	$(9,025)	$0	$(9,013)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		243,900	304	(6,984)	0	(6,680)
	Pay	1-Year BRL-CDI	12.255%	01/02/2017		150,600	(153)	301	148	0
BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		318,000	1,083	(11,020)	0	(9,937)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	1,264,200	116	2,473	2,589	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		291,000	315	128	443	0
	Pay	28-Day MXN-TIIE	6.750%	08/31/2021		154,500	(15)	284	269	0
CBK	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		165,000	191	147	338	0
DUB	Pay	1-Year BRL-CDI	8.285%	01/02/2017	BRL	15,700	(24)	(521)	0	(545)
FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017		120,000	(12)	(3,857)	0	(3,869)
	Pay	1-Year BRL-CDI	12.255%	01/02/2017		100,000	(147)	245	98	0
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017		598,300	(177)	(20,085)	0	(20,262)
	Pay	1-Year BRL-CDI	8.720%	01/02/2017		15,100	(58)	(390)	0	(448)
	Pay	1-Year BRL-CDI	12.255%	01/02/2017		104,200	0	102	102	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	272,500	(24)	582	558	0
HUS	Pay	1-Year BRL-CDI	8.645%	01/02/2017	BRL	100,000	184	(3,233)	0	(3,049)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	2,173,000	20	4,430	4,450	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		229,000	207	141	348	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		1,012,800	2,157	3,452	5,609	0
JPM	Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	AUD	42,500	(263)	1,248	985	0
	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022		29,200	93	1,057	1,150	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	114,100	(7)	240	233	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		62,000	38	56	94	0
MYC	Pay	1-Year BRL-CDI	8.220%	01/02/2017	BRL	36,800	(154)	(1,146)	0	(1,300)
	Pay	1-Year BRL-CDI	12.255%	01/02/2017		170,700	22	145	167	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MXN	225,000	(163)	(300)	0	(463)
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		336,000	267	245	512	0
UAG	Pay	1-Year BRL-CDI	8.590%	01/02/2017	BRL	71,100	132	(2,433)	0	(2,301)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	240,200	113	379	492	0

							$4,057	$(43,339)	$18,585	$(57,867)

Total Swap Agreements							$(40,216)	$(3,194)	$38,017	$(81,427)

(i)	Securities with an aggregate market value of $92,982 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$24,649	$0	$24,649
Corporate Bonds & Notes
Banking & Finance	0	4,464,358	22,769	4,487,127
Industrials	0	5,509,046	187,853	5,696,899
Utilities	0	2,352,827	0	2,352,827
Municipal Bonds & Notes
Arizona	0	3,247	0	3,247
California	0	583,707	0	583,707
Colorado	0	660	0	660
Florida	0	8,516	0	8,516
Georgia	0	49,668	0	49,668
Illinois	0	7,498	0	7,498
Indiana	0	5,486	0	5,486
Iowa	0	4,505	0	4,505
Louisiana	0	102	0	102
Massachusetts	0	11,670	0	11,670
Mississippi	0	3,751	0	3,751
New Jersey	0	50,739	0	50,739
New York	0	298,471	0	298,471
North Carolina	0	3,228	0	3,228
Ohio	0	128,143	0	128,143
Pennsylvania	0	24,087	0	24,087
Tennessee	0	14,265	0	14,265
Texas	0	120,696	0	120,696
Washington	0	7,182	0	7,182
Wisconsin	0	3,703	0	3,703
U.S. Government Agencies	0	8,548	0	8,548
U.S. Treasury Obligations	0	4,695,713	0	4,695,713
Mortgage-Backed Securities	0	23,319	871	24,190
Asset-Backed Securities	0	20,291	0	20,291
Sovereign Issues	0	916,405	0	916,405
Convertible Preferred Securities
Banking & Finance	221	0	0	221
Preferred Securities
Banking & Finance	25,866	0	0	25,866
Short-Term Instruments
Certificates of Deposit	0	8,979	0	8,979
Commercial Paper	0	58,997	0	58,997
Repurchase Agreements	0	21,602	0	21,602
Mexico Treasury Bills	0	88,159	0	88,159
U.S. Treasury Bills	0	20,111	0	20,111
	$26,087	$19,542,328	$211,493	$19,779,908

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$122	$0	$0	$122

Total Investments	$26,209	$19,542,328	$211,493	$19,780,030

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	50	10,829	0	10,879
Over the counter	0	69,566	0	69,566
	$50	$80,395	$0	$80,445

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,150)	(2,061)	0	(5,211)
Over the counter	0	(149,507)	(43)	(149,550)

	$(3,150)	$(151,568)	$(43)	$(154,761)

Totals	$23,109	$19,471,155	$211,450	$19,705,714

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$2,317	$0	$(2,300)	$1	$8	$(26)	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	10,750	20,601	(6,795)	(71)	220	(1,936)	0	0	22,769	(1,787)
Industrials	135,703	107,043	(51,579)	(728)	(4,335)	1,749	0	0	187,853	(959)
Utilities	7,720	16,577	(417)	(13)	(28)	(215)	0	(23,624)	0	0
Mortgage-Backed Securities	0	874	0	0	0	(3)	0	0	871	(3)

	$156,490	$145,095	$(61,091)	$(811)	$(4,135)	$(431)	$0	$(23,624)	$211,493	$(2,749)

Financial Derivative Instruments - Liabilities
Over the counter	$(75)	$0	$0	$0	$0	$32	$0	$0	$(43)	$32

Totals	$156,415	$145,095	$(61,091)	$(811)	$(4,135)	$(399)	$0	$(23,624)	$211,450	$(2,717)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$22,769	Third Party Vendor	Broker Quote	101.50
Industrials	187,853	Third Party Vendor	Broker Quote	97.25 - 115.00
Mortgage-Backed Securities	871	Benchmark Pricing	Base Price	97.56

Financial Derivative Instruments - Liabilities
Over the counter	(43)	Indicative Market Quotation	Broker Quote	0.10 - 0.11

Total	$211,450

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.8%
CORPORATE BONDS & NOTES 6.9%
BANKING & FINANCE 5.1%
Banco do Brasil S.A.
3.875% due 10/10/2022	$400	$349
Bank of America Corp.
7.625% due 06/01/2019	1,400	1,738
Bank of America N.A.
0.523% due 06/15/2016	500	496
Export-Import Bank of Korea
1.250% due 11/20/2015	200	201
4.375% due 09/15/2021	700	733
5.000% due 04/11/2022	1,700	1,851
5.875% due 01/14/2015	100	105
Goldman Sachs Group, Inc.
1.238% due 02/07/2014	1,000	1,001
JPMorgan Chase & Co.
0.993% due 05/02/2014	1,300	1,303
3.150% due 07/05/2016	500	524
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	200	229
Merrill Lynch & Co., Inc.
6.875% due 11/15/2018	1,600	1,903
Morgan Stanley
5.375% due 10/15/2015	1,400	1,506
6.000% due 04/28/2015	400	426
Qatari Diar Finance Co.
3.500% due 07/21/2015	100	104
5.000% due 07/21/2020	2,300	2,530
Royal Bank of Scotland PLC
9.500% due 03/16/2022	200	235
Waha Aerospace BV
3.925% due 07/28/2020	2,100	2,213

		17,447

INDUSTRIALS 1.0%
Altria Group, Inc.
10.200% due 02/06/2039	97	151
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	2,400	2,218
EOG Resources, Inc.
0.992% due 02/03/2014	700	701
Southwestern Energy Co.
4.100% due 03/15/2022	100	99
7.500% due 02/01/2018	100	119

		3,288

UTILITIES 0.8%
Qtel International Finance Ltd.
4.750% due 02/16/2021	1,300	1,368
Verizon Communications, Inc.
1.773% due 09/15/2016	400	412
1.993% due 09/14/2018	100	105
2.500% due 09/15/2016	300	311
3.650% due 09/14/2018	400	424
4.500% due 09/15/2020	300	321

		2,941

Total Corporate Bonds & Notes (Cost $23,487)		23,676

MUNICIPAL BONDS & NOTES 0.7%
WASHINGTON 0.7%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	2,500	2,446

Total Municipal Bonds & Notes (Cost $2,500)		2,446

U.S. GOVERNMENT AGENCIES 8.1%
Fannie Mae
3.000% due 08/01/2043	7,919	7,542
3.980% due 07/01/2021	2,300	2,397

4.000% due 02/01/2044	3,000	3,080
4.500% due 02/01/2044	1,000	1,057
5.000% due 01/01/2044 - 02/01/2044	4,000	4,341
5.500% due 04/01/2034 - 01/01/2044	7,767	8,548
Freddie Mac
1.344% due 10/25/2044	664	672

Total U.S. Government Agencies (Cost $27,631)		27,637

U.S. TREASURY OBLIGATIONS 20.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2022	9,444	9,046
0.375% due 07/15/2023	3,914	3,773
2.375% due 01/15/2027	695	800
3.875% due 04/15/2029	639	876
U.S. Treasury Notes
0.250% due 01/31/2014	4,062	4,063
1.500% due 08/31/2018	46,100	45,846
1.500% due 12/31/2018	5,400	5,336

Total U.S. Treasury Obligations (Cost $70,094)		69,740

ASSET-BACKED SECURITIES 1.9%
Nelnet Student Loan Trust
0.938% due 07/25/2018	262	262
SLM Student Loan Trust
0.238% due 07/25/2017	282	281
0.443% due 03/15/2019	1,454	1,452
0.865% due 01/25/2029	1,567	1,575
1.338% due 10/25/2016	145	145
1.738% due 04/25/2023	1,995	2,058
South Carolina Student Loan Corp.
0.989% due 03/02/2020	800	800

Total Asset-Backed Securities (Cost $6,561)		6,573

SOVEREIGN ISSUES 1.0%
Brazil Government International Bond
7.125% due 01/20/2037	700	805
Qatar Government International Bond
4.000% due 01/20/2015	2,400	2,487

Total Sovereign Issues (Cost $3,428)		3,292

SHORT-TERM INSTRUMENTS 65.7%
REPURCHASE AGREEMENTS (c) 5.1%		17,368

SHORT-TERM NOTES 19.7%
Federal Home Loan Bank
0.020% due 01/03/2014	5,900	5,900
0.059% due 01/03/2014	6,200	6,200
0.061% due 01/02/2014	14,000	14,000
0.066% due 01/15/2014 - 01/17/2014	20,600	20,600
0.068% due 01/15/2014	18,200	18,199
0.132% due 01/08/2014	2,100	2,100

		66,999

U.S. TREASURY BILLS 40.9%
0.041% due 01/09/2014 - 12/11/2014 (a)	139,313	139,304

Total Short-Term Instruments (Cost $223,668)		223,671

Total Investments in Securities (Cost $357,369)		357,035

Total Investments 104.8% (Cost $357,369)		$357,035
Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $(55))		(58)
Other Assets and Liabilities, net (4.8%)		(16,282)

Net Assets 100.0%		$340,695

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$568	Fannie Mae 2.120% due 11/07/2022	$(580)	$568	$568
TDM	0.020%	12/31/2013	01/02/2014	16,800	U.S. Treasury Notes 0.875% due 02/28/2017	(17,158)	16,800	16,800

Total Repurchase Agreements						$(17,738)	$17,368	$17,368

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME 90-Day Eurodollar December Futures	$ 99.750	12/15/2014	15	$1	$1

Total Purchased Options				$1	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 90-Day Eurodollar December Futures	$ 99.000	12/15/2014	15	$(1)	$(2)

Total Written Options				$(1)	$(2)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
30-Year Deliverable Interest Rate Swap March Futures	Short	03/2014	12	$26	$11	$0
90-Day Eurodollar June Futures	Long	06/2016	49	(22)	0	(2)
90-Day Eurodollar September Futures	Long	09/2016	30	(34)	0	(2)

Total Futures Contracts				$(30)	$11	$(4)

Cash of $81 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Citigroup, Inc.	1.000%	06/20/2018	0.603%	$1,300	$(2)	$25	$23	$0
DUB	Brazil Government International Bond	1.000%	09/20/2022	2.332%	400	(23)	(16)	0	(39)
HUS	Brazil Government International Bond	1.000%	09/20/2022	2.332%	500	(30)	(18)	0	(48)

Total Swap Agreements						$(55)	$(9)	$23	$(87)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,447	$0	$17,447
Industrials	0	3,288	0	3,288
Utilities	0	2,941	0	2,941
Municipal Bonds & Notes Washington	0	2,446	0	2,446
U.S. Government Agencies	0	27,637	0	27,637
U.S. Treasury Obligations	0	69,740	0	69,740
Asset-Backed Securities	0	6,573	0	6,573
Sovereign Issues	0	3,292	0	3,292
Short-Term Instruments
Repurchase Agreements	0	17,368	0	17,368
Short-Term Notes	0	66,999	0	66,999
U.S. Treasury Bills	0	139,304	0	139,304

Total Investments	$0	$357,035	$0	$357,035

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	0	0	12
Over the counter	0	23	0	23
	$12	$23	$0	$35

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	0	0	(6)
Over the counter	0	(87)	0	(87)

	$(6)	$(87)	$0	$(93)

Totals	$6	$356,971	$0	$356,977

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.0%
CORPORATE BONDS & NOTES 14.7%
BANKING & FINANCE 9.3%
Abbey National Treasury Services PLC
1.818% due 04/25/2014	$400	$402
American Express Bank FSB
6.000% due 09/13/2017	615	708
American Express Centurion Bank
5.950% due 06/12/2017	350	396
Bank of America Corp.
3.625% due 03/17/2016	1,700	1,789
5.650% due 05/01/2018	1,400	1,594
7.625% due 06/01/2019	2,100	2,606
BM&FBovespa S.A.
5.500% due 07/16/2020	2,400	2,538
Citigroup, Inc.
4.587% due 12/15/2015	1,700	1,817
6.125% due 05/15/2018	4,500	5,210
Credit Suisse
3.500% due 03/23/2015	400	414
Export-Import Bank of Korea
4.000% due 01/29/2021	2,000	2,059
4.375% due 09/15/2021	900	942
5.000% due 04/11/2022	3,400	3,702
5.125% due 06/29/2020	900	992
Ford Motor Credit Co. LLC
3.984% due 06/15/2016	200	213
4.207% due 04/15/2016	500	533
Goldman Sachs Group, Inc.
0.744% due 01/12/2015	1,100	1,100
0.847% due 09/29/2014	1,900	1,904
6.250% due 09/01/2017	1,500	1,718
HDFC Bank Ltd.
3.000% due 03/06/2018	1,800	1,742
JPMorgan Chase & Co.
3.450% due 03/01/2016	400	420
4.250% due 10/15/2020	200	212
4.400% due 07/22/2020	700	753
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,200	1,374
Korea Development Bank
8.000% due 01/23/2014	900	904
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	500	591
Morgan Stanley
5.375% due 10/15/2015	600	646
National Australia Bank Ltd.
1.600% due 08/07/2015	600	610
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	3,960
QNB Finance Ltd.
3.125% due 11/16/2015	2,500	2,584
Rabobank Group
1.850% due 01/10/2014	300	300
Vesey Street Investment Trust
4.404% due 09/01/2016	1,700	1,826
Waha Aerospace BV
3.925% due 07/28/2020	140	148
Zions BanCorp.
4.000% due 06/20/2016	285	297
4.500% due 03/27/2017	160	170

		47,174

INDUSTRIALS 4.5%
AbbVie, Inc.
1.200% due 11/06/2015	500	505
2.900% due 11/06/2022	1,000	935
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	2,900	2,680
3.625% due 03/30/2015	700	726
5.000% due 03/30/2020	300	326
American Airlines Pass-Through Trust
5.250% due 07/31/2022	428	453
Amgen, Inc.
3.450% due 10/01/2020	500	507
3.875% due 11/15/2021	1,100	1,130

Celgene Corp.
1.900% due 08/15/2017	1,200	1,195
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	600	597
9.000% due 01/08/2018	1,365	1,556
Energy Transfer Partners LP
6.700% due 07/01/2018	510	592
Ensco PLC
3.250% due 03/15/2016	300	313
General Electric Co.
2.700% due 10/09/2022	1,200	1,124
Google, Inc.
3.625% due 05/19/2021	1,200	1,252
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	350	364
5.800% due 03/01/2021	1,400	1,555
6.850% due 02/15/2020	700	832
9.000% due 02/01/2019	400	509
NBCUniversal Media LLC
4.375% due 04/01/2021	1,200	1,270
Noble Holding International Ltd.
3.450% due 08/01/2015	400	415
Reynolds American, Inc.
4.850% due 09/15/2023	600	620
6.750% due 06/15/2017	2,100	2,405
Southwestern Energy Co.
4.100% due 03/15/2022	300	298
Sunoco, Inc.
5.750% due 01/15/2017	500	544

		22,703

UTILITIES 0.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	200	244
BP Capital Markets PLC
3.125% due 10/01/2015	500	523
3.625% due 05/08/2014	300	303
Shell International Finance BV
3.100% due 06/28/2015	400	415
Verizon Communications, Inc.
1.773% due 09/15/2016	700	722
1.993% due 09/14/2018	200	211
2.500% due 09/15/2016	500	517
3.650% due 09/14/2018	700	741
4.500% due 09/15/2020	500	536
Vodafone Group PLC
4.150% due 06/10/2014	200	203

		4,415

Total Corporate Bonds & Notes (Cost $74,103)		74,292

MUNICIPAL BONDS & NOTES 1.4%
CALIFORNIA 0.3%
University of California Revenue Bonds, (BABs), Series 2010
5.035% due 05/15/2021	700	763
University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2037	500	517

		1,280

ILLINOIS 0.1%
Cook County, Illinois General Obligation Bonds, (BABs), Series 2009
6.360% due 11/15/2033	500	495

NEW YORK 0.3%
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.968% due 03/01/2036	500	556
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	937

		1,493

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
4.000% due 01/01/2017	200	220
5.000% due 01/01/2016	200	218

		438

TEXAS 0.4%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,236

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.147% due 07/01/2018	1,200	1,198

Total Municipal Bonds & Notes (Cost $7,552)		7,140

U.S. GOVERNMENT AGENCIES 30.4%
Fannie Mae
3.000% due 04/01/2043 - 08/01/2043	47,387	45,126
3.500% due 12/01/2041 - 02/01/2044	65,740	65,438
3.820% due 09/01/2021	1,994	2,035
3.980% due 07/01/2021	2,500	2,606
4.000% due 12/01/2039 - 02/01/2044	5,000	5,133
4.500% due 04/01/2039	574	609
5.000% due 01/01/2044	4,000	4,345
5.500% due 06/01/2038 - 01/01/2044	17,698	19,498
Freddie Mac
1.250% due 08/01/2019	1,100	1,048
3.500% due 01/01/2044	8,000	7,940

Total U.S. Government Agencies (Cost $155,134)		153,778

U.S. TREASURY OBLIGATIONS 36.2%
U.S. Treasury Inflation Protected Securities (b)
0.375% due 07/15/2023	9,735	9,384
1.750% due 01/15/2028	446	477
2.375% due 01/15/2025	496	570
2.375% due 01/15/2027	81	93
3.875% due 04/15/2029	2,131	2,920
U.S. Treasury Notes
0.250% due 08/31/2014	1,000	1,001
1.375% due 06/30/2018	22,000	21,827
1.375% due 07/31/2018	25,500	25,260
1.500% due 08/31/2018	122,700	122,024

Total U.S. Treasury Obligations (Cost $184,972)		183,556

SOVEREIGN ISSUES 1.3%
Brazil Government International Bond
7.125% due 01/20/2037	2,000	2,300
Mexico Government International Bond
6.050% due 01/11/2040	200	218
Panama Government International Bond
9.375% due 04/01/2029	1,500	2,089
Republic of Korea
7.125% due 04/16/2019	1,400	1,709

Total Sovereign Issues (Cost $6,888)		6,316

SHORT-TERM INSTRUMENTS 24.0%
REPURCHASE AGREEMENTS (c) 13.3%		67,458

SHORT-TERM NOTES 7.8%
Federal Home Loan Bank
0.061% due 01/02/2014	27,900	27,900
0.066% due 01/17/2014 - 01/24/2014	5,600	5,600
0.132% due 01/08/2014	2,700	2,700
Freddie Mac
0.061% due 02/05/2014	3,300	3,300

		39,500

U.S. TREASURY BILLS 2.9%
0.041% due 01/02/2014 - 02/06/2014 (a)	14,771	14,770

Total Short-Term Instruments (Cost $121,728)		121,728

Total Investments in Securities (Cost $550,377)		546,810

Total Investments 108.0% (Cost $550,377)		$546,810
Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $(121))		(34)
Other Assets and Liabilities, net (8.0%)		(40,280)

Net Assets 100.0%		$506,496

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FOB	0.010%	12/31/2013	01/02/2014	$48,400	U.S. Treasury Notes 0.250% due 10/15/2015	$(49,431)	$48,400	$48,400
JPS	0.030%	12/31/2013	01/02/2014	5,400	U.S. Treasury Notes 2.500% due 03/31/2015	(5,513)	5,400	5,400
	0.050%	12/31/2013	01/02/2014	2,000	Freddie Mac 2.255% due 12/05/2022	(2,055)	2,000	2,000
SSB	0.000%	12/31/2013	01/02/2014	358	Fannie Mae 2.120% due 11/07/2022	(367)	358	358
TDM	0.020%	12/31/2013	01/02/2014	11,300	U.S. Treasury Notes 0.875% due 02/28/2017	(11,542)	11,300	11,300

Total Repurchase Agreements						$(68,908)	$67,458	$67,458

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.750	12/15/2014	23	$2	$1

Total Purchased Options				$2	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 90-Day Eurodollar December Futures	$ 99.000	12/15/2014	23	$(2)	$(2)

Total Written Options				$(2)	$(2)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Long	06/2016	9	$(4)	$0	$(1)
90-Day Eurodollar September Futures	Long	09/2016	6	(7)	0	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2014	87	241	41	0
U.S. Treasury Ultra Long-Term Bond March Futures	Short	03/2014	13	2	10	0

Total Futures Contracts				$232	$51	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$4,900	$89	$36	$3	$0

Total Swap Agreements				$89	$36	$3	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $432 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	Brazil Government International Bond	1.000%	09/20/2018	1.792%	$2,450	$(121)	$35	$0	$(86)

Total Swap Agreements						$(121)	$35	$0	$(86)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$47,174	$0	$47,174
Industrials	0	20,097	2,606	22,703
Utilities	0	4,415	0	4,415
Municipal Bonds & Notes
California	0	1,280	0	1,280
Illinois	0	495	0	495
New York	0	1,493	0	1,493
Pennsylvania	0	438	0	438
Texas	0	2,236	0	2,236
Washington	0	1,198	0	1,198
U.S. Government Agencies	0	153,778	0	153,778
U.S. Treasury Obligations	0	183,556	0	183,556
Sovereign Issues	0	6,316	0	6,316
Short-Term Instruments
Repurchase Agreements	0	67,458	0	67,458
Short-Term Notes	0	39,500	0	39,500
U.S. Treasury Bills	0	14,770	0	14,770

Total Investments	$0	$544,204	$2,606	$546,810

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$52	3	0	55

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	0	0	(3)
Over the counter	0	(86)	0	(86)

	$(3)	$(86)	$0	$(89)

Totals	$49	$544,121	$2,606	$546,776

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Industrials	$3,864	$0	$(1,180)	$(32)	$47	$(93)	$0	$0	$2,606	$(31)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes Industrials	$2,606	Third Party Vendor	Broker Quote	99.50 - 114.00

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.0%
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,617	$1,780

Total Corporate Bonds & Notes (Cost $1,617)		1,780

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
Ennis Economic Development Corp., Texas Revenue Bonds, (FGIC Insured), Series
1999 0.000% due 08/01/2034	7,990	1,326

Total Municipal Bonds & Notes (Cost $3,457)		1,326

U.S. GOVERNMENT AGENCIES 120.2%
Fannie Mae
0.000% due 08/25/2022 (b)	7	6
0.225% due 07/25/2037	2,719	2,557
0.226% due 12/25/2036	1,026	1,001
0.316% due 04/25/2035	866	860
0.365% due 03/25/2035 - 10/27/2037	47,147	46,809
0.385% due 07/25/2032 - 09/26/2033	379	373
0.425% due 06/25/2032	4	4
0.445% due 10/25/2033	1	1
0.465% due 12/25/2028	23	23
0.515% due 07/25/2042	17,665	17,660
0.525% due 02/25/2033	34	33
0.565% due 04/18/2028 - 09/25/2043	18,293	18,307
0.575% due 04/25/2036	1,675	1,678
0.615% due 10/18/2030	62	62
0.635% due 12/25/2040	15,517	15,543
0.645% due 12/25/2040	71,418	71,234
0.665% due 03/25/2017 - 01/25/2041	155,962	155,822
0.715% due 06/25/2018	2	2
0.745% due 06/25/2041	6,596	6,626
0.815% due 06/25/2022 - 09/25/2023	59	59
1.065% due 04/25/2032 - 04/25/2037	12,852	12,965
1.265% due 05/25/2023	29	29
1.344% due 08/01/2042 - 10/01/2044	3,953	4,039
1.348% due 03/01/2035	336	345
1.465% due 11/25/2021	16	17
1.544% due 10/01/2030 - 12/01/2040	532	555
1.625% due 06/01/2017 - 08/01/2017	40	40
1.645% due 07/01/2030	23	24
1.730% due 10/01/2016	12	12
1.742% due 06/01/2023	22	22
1.779% due 03/01/2035	124	129
1.910% due 09/01/2035	601	630
2.000% due 05/01/2028 - 01/01/2029	38,725	37,351
2.020% due 11/01/2035	602	634
2.029% due 11/01/2035	21	22
2.030% due 03/01/2025	12	12
2.072% due 09/01/2035	1,442	1,529
2.111% due 05/01/2035	158	166
2.125% due 04/01/2033	105	111
2.126% due 02/01/2035	735	779
2.139% due 01/01/2030	34	34
2.170% due 06/01/2019	4	4
2.177% due 05/01/2030	36	38
2.180% due 04/01/2022	34	36
2.200% due 03/01/2017 - 11/01/2026	94	99
2.206% due 11/01/2019 - 10/01/2023	19	19
2.207% due 10/01/2016 - 10/01/2031	55	55
2.230% due 10/01/2028 - 04/01/2030	24	25
2.245% due 11/01/2025	41	43
2.248% due 11/01/2017	6	6
2.250% due 07/01/2017 - 06/01/2026	75	77
2.253% due 08/01/2029	54	57
2.260% due 11/01/2025	97	104
2.261% due 02/01/2021	43	43
2.265% due 05/01/2029	15	15
2.267% due 02/01/2026	10	10
2.270% due 09/01/2028	1	1

2.277% due 07/01/2032	66	67
2.298% due 04/01/2030	15	15
2.301% due 03/01/2024	26	26
2.306% due 06/01/2035	43	46
2.314% due 07/01/2027	15	16
2.315% due 07/01/2035	130	140
2.318% due 12/01/2031	12	13
2.325% due 11/01/2023 - 02/01/2027	50	53
2.327% due 03/01/2018	3	3
2.330% due 04/01/2030 - 11/01/2031	82	84
2.338% due 05/01/2026	17	18
2.339% due 07/01/2035	348	369
2.340% due 09/01/2031	23	24
2.345% due 08/01/2035	195	207
2.347% due 04/01/2019 - 10/01/2035	247	263
2.355% due 03/01/2023	14,331	13,464
2.358% due 08/01/2024	1	1
2.369% due 05/25/2035	417	429
2.388% due 06/01/2035	3,408	3,621
2.389% due 06/01/2032	221	235
2.392% due 10/01/2035	110	117
2.395% due 06/01/2029 - 04/01/2032	141	147
2.396% due 01/25/2022 (a)	27,290	3,503
2.398% due 05/01/2027	49	52
2.400% due 03/01/2030	110	113
2.402% due 09/01/2030	20	21
2.415% due 07/01/2034	288	305
2.429% due 07/01/2024	2	2
2.436% due 01/01/2035	308	326
2.439% due 02/01/2034	177	189
2.440% due 01/01/2026	125	130
2.453% due 02/01/2032	368	394
2.458% due 03/01/2035	276	294
2.500% due 08/01/2023 - 01/01/2044	272,215	266,702
2.521% due 02/01/2015	4	4
2.525% due 12/01/2035	73	76
2.546% due 05/01/2036	153	163
2.550% due 02/01/2035	135	144
2.560% due 09/01/2034	304	322
2.610% due 12/01/2029	4	4
2.625% due 12/01/2023	28	29
2.634% due 09/01/2017	98	101
2.648% due 12/01/2027	23	24
2.704% due 11/01/2017	1	1
2.720% due 02/01/2024	93	97
2.777% due 04/01/2035	83	89
2.976% due 02/01/2017	64	67
3.000% due 01/01/2029 - 02/01/2044	543,286	519,652
3.028% due 02/01/2026	33	34
3.062% due 12/01/2017	61	64
3.095% due 08/01/2029	23	24
3.132% due 05/01/2036	1,495	1,551
3.250% due 06/01/2017	3	3
3.362% due 09/01/2027	2	2
3.386% due 05/01/2036	17	17
3.500% due 05/01/2025 - 02/01/2044	644,749	644,384
3.500% due 07/25/2042 (a)	18,893	3,356
3.530% due 10/25/2042	3,955	2,897
3.547% due 08/01/2026	12	12
3.561% due 06/01/2029	7	7
3.600% due 08/01/2023	2,572	2,606
3.669% due 05/01/2036	12	13
3.695% due 02/01/2025	35	35
3.765% due 12/01/2025	42,997	42,999
3.786% due 02/01/2030	234	251
3.800% due 08/01/2025	3,178	3,191
3.854% due 05/01/2036	31	32
4.000% due 01/01/2018 - 01/01/2044	546,570	568,633
4.215% due 11/01/2028	157	169
4.250% due 01/01/2026	3	3
4.272% due 11/01/2028	342	367
4.296% due 02/01/2031	80	81
4.305% due 04/01/2020	58	58
4.318% due 08/01/2028	118	126
4.374% due 02/01/2028	143	153
4.500% due 12/01/2017 - 01/01/2044	261,414	278,255
4.507% due 01/01/2028	7	7
4.595% due 09/01/2034	60	64
4.688% due 02/01/2031	278	290
4.806% due 09/01/2035	42	45
4.824% due 11/01/2035	2,086	2,244
4.875% due 05/01/2019	8	8
4.949% due 01/01/2029	18	19
4.974% due 07/01/2024	3	3
4.999% due 01/01/2024	2	3
5.000% due 11/01/2015 - 02/01/2044	219,575	238,091

5.043% due 12/01/2030	288	303
5.071% due 05/01/2035	448	482
5.090% due 12/01/2035	209	224
5.208% due 11/01/2035	88	92
5.497% due 02/01/2031	110	117
5.500% due 01/01/2017 - 01/01/2044	158,181	174,752
5.506% due 09/01/2020	9	9
5.590% due 02/01/2036	179	193
5.700% due 08/01/2018	300	323
5.753% due 01/25/2043	19,242	14,731
5.985% due 07/25/2042 (a)	25,179	5,235
6.000% due 03/25/2017 - 01/01/2044	216,897	240,886
6.290% due 02/25/2029	907	981
6.300% due 06/25/2031 - 10/17/2038	4,817	5,285
6.500% due 04/01/2014 - 05/01/2040	40,736	45,535
6.589% due 10/25/2031	15	17
6.642% due 01/01/2030	194	203
6.703% due 08/01/2028	1,190	1,293
6.850% due 12/18/2027	639	729
6.875% due 02/01/2018	35	35
7.000% due 01/01/2016 - 06/01/2037	1,266	1,437
7.491% due 08/01/2014	1	1
7.500% due 03/25/2023 - 07/25/2041	1,644	1,894
7.730% due 01/01/2025	784	825
7.800% due 10/25/2022 - 06/25/2026	67	77
8.000% due 06/01/2015 - 05/01/2032	54	64
8.200% due 04/25/2025	5	6
8.500% due 11/01/2017	23	25
8.599% due 06/25/2032	57	57
8.750% due 11/25/2019 - 06/25/2021	79	91
9.000% due 03/25/2021 - 11/01/2025	52	60
9.000% due 05/25/2022 - 06/25/2022 (a)	22	4
9.500% due 11/25/2020 - 04/01/2025	177	199
11.561% due 11/25/2043	10,468	10,126
510.000% due 09/25/2019 (a)	0	1
Farmer Mac
8.335% due 04/25/2030	259	259
FDIC Structured Sale Guaranteed Notes
0.670% due 11/29/2037	3,037	3,034
Federal Housing Administration
6.875% due 12/01/2016	88	86
6.896% due 07/01/2020	155	150
7.430% due 02/01/2020 - 05/01/2024	2,342	2,286
7.450% due 05/01/2021	697	682
Freddie Mac
0.317% due 07/15/2019 - 10/15/2020	1,020	1,018
0.367% due 03/15/2031	186	186
0.405% due 07/25/2031	40	39
0.415% due 05/25/2031	218	214
0.417% due 07/15/2034	50	50
0.445% due 09/25/2031	233	217
0.467% due 05/15/2036	124	124
0.517% due 12/15/2029 - 08/15/2043	19,782	19,781
0.567% due 06/15/2018	778	781
0.617% due 03/15/2024 - 08/15/2032	13,135	13,133
0.637% due 11/15/2040	17,691	17,711
0.647% due 10/15/2040	57,842	57,821
0.667% due 05/15/2023 - 10/15/2040	88,452	88,733
0.707% due 10/15/2037	17,461	17,565
0.717% due 03/15/2032 - 07/15/2041	1,951	1,957
0.767% due 08/15/2035	2,618	2,618
0.842% due 01/25/2023 (a)	83,628	4,827
1.039% due 01/25/2020 (a)	62,197	3,149
1.053% due 11/25/2022 (a)	32,124	2,299
1.117% due 04/15/2031	1,982	2,023
1.167% due 06/15/2031	141	144
1.250% due 10/02/2019	37,780	35,820
1.259% due 04/25/2021 (a)	103,936	7,607
1.367% due 07/15/2027	862	861
1.380% due 11/25/2019 (a)	85,063	5,821
1.394% due 11/25/2019 (a)	59,843	3,949
1.544% due 07/25/2044	14,060	14,310
1.625% due 02/01/2017 - 10/01/2024	8	8
1.655% due 11/25/2016	6,600	6,696
1.750% due 01/01/2017	2	2
1.834% due 10/01/2023	377	380
1.950% due 06/01/2030	1	1
2.085% due 04/01/2025	25	27
2.184% due 07/01/2030	120	126
2.192% due 03/01/2033	157	165
2.200% due 10/01/2027	16	16
2.207% due 05/01/2017 - 09/01/2018	69	72
2.208% due 12/01/2035	1,514	1,606
2.226% due 10/01/2018	2	2
2.250% due 10/01/2024 - 08/01/2029	125	132
2.256% due 11/01/2027	100	106

2.262% due 01/01/2028	30	32
2.267% due 10/01/2035	447	478
2.314% due 04/01/2029	25	27
2.315% due 06/01/2022	27	28
2.325% due 09/01/2027	35	36
2.329% due 06/01/2022	3	3
2.333% due 09/01/2026	156	164
2.335% due 06/01/2024	16	17
2.337% due 09/01/2028	21	22
2.339% due 07/01/2024	48	49
2.345% due 02/01/2029	152	162
2.348% due 12/01/2032	88	92
2.356% due 08/01/2031	13	13
2.365% due 10/01/2023	38	40
2.372% due 07/01/2035	627	667
2.374% due 03/01/2032	60	63
2.375% due 08/01/2031 - 11/01/2031	3	3
2.376% due 11/01/2027	71	72
2.378% due 04/01/2031	3	3
2.387% due 11/01/2027	4	4
2.394% due 08/01/2027	9	9
2.399% due 02/01/2031	3	3
2.400% due 11/01/2029	975	1,044
2.407% due 06/01/2028 - 07/01/2028	269	288
2.439% due 12/01/2029	137	147
2.450% due 05/01/2019	7	7
2.456% due 08/01/2018	28	30
2.460% due 12/01/2026	11	12
2.464% due 07/01/2029	25	27
2.468% due 10/01/2024	73	78
2.476% due 10/01/2036	371	397
2.482% due 07/01/2027	42	44
2.492% due 05/01/2032	30	30
2.506% due 03/01/2035	241	244
2.520% due 04/01/2036	768	816
2.533% due 07/01/2030	13	13
2.536% due 05/01/2032	335	357
2.538% due 02/01/2029	105	109
2.544% due 09/01/2024 - 08/01/2030	337	360
2.548% due 05/01/2032	188	188
2.568% due 10/01/2027	29	31
2.618% due 11/01/2034	287	306
2.625% due 12/01/2018 - 03/01/2033	72	74
2.638% due 02/01/2027	34	34
2.645% due 07/01/2019	15	15
2.713% due 03/01/2027	6	6
2.725% due 05/01/2032	6	6
2.875% due 04/01/2019	12	12
3.000% due 01/01/2043 - 01/01/2044	203,262	192,477
3.043% due 03/01/2029	58	59
3.088% due 08/15/2032	517	542
3.500% due 12/15/2022 - 07/01/2043	11,596	11,716
4.000% due 03/15/2023 - 01/01/2044	204,945	210,529
4.500% due 06/01/2018 - 01/01/2044	230,430	244,839
5.000% due 02/01/2019 - 01/01/2044	180,890	195,392
5.174% due 08/01/2035	254	269
5.500% due 11/01/2018 - 06/01/2041	149,263	163,350
6.000% due 03/01/2017 - 05/01/2040	26,725	29,787
6.250% due 12/15/2028	509	561
6.500% due 08/01/2016 - 10/25/2043	9,525	10,654
7.000% due 01/01/2015 - 12/01/2032	525	592
7.000% due 10/25/2023 (a)	45	8
7.400% due 02/01/2021	298	297
7.500% due 03/01/2022 - 01/15/2030	236	267
7.500% due 08/15/2029 (a)	10	2
7.645% due 05/01/2025	694	803
8.000% due 08/01/2014 - 09/01/2030	8	8
8.500% due 11/15/2018 - 08/01/2027	137	161
9.000% due 12/15/2020 - 02/15/2021	86	94
9.050% due 06/15/2019	19	21
9.500% due 12/15/2020 - 06/01/2021	110	123
9.500% due 11/01/2021 (a)	10	2
13.072% due 05/15/2041	13,712	14,217
Ginnie Mae
0.000% due 03/20/2035 - 06/20/2035 (b)	3,680	3,189
0.367% due 05/16/2030 - 02/16/2032	299	300
0.467% due 12/16/2026 - 01/16/2031	400	404
0.517% due 06/20/2032	204	206
0.567% due 06/16/2031 - 03/16/2032	507	511
0.617% due 10/16/2030	16	16
0.667% due 02/16/2030 - 04/16/2032	350	354
0.717% due 12/16/2025	258	260
0.719% due 09/20/2061	41,631	41,684
0.767% due 02/16/2030	46	47
0.817% due 02/16/2030	40	40
0.819% due 05/20/2063	5,007	4,961

0.889% due 09/20/2063	20,742	20,959
1.036% due 03/16/2051 (a)	5,467	263
1.048% due 06/16/2043 (a)	97,559	4,438
1.117% due 03/20/2031	1,769	1,806
1.157% due 01/20/2059	915	925
1.167% due 02/20/2031	1,044	1,050
1.169% due 08/20/2063	35,065	35,375
1.201% due 10/20/2058	816	826
1.469% due 09/20/2063	16,945	17,348
1.625% due 04/20/2017 - 07/20/2035	34,889	36,226
2.000% due 06/20/2017 - 08/20/2030	2,569	2,677
2.125% due 01/20/2034	5,247	5,463
2.500% due 09/20/2017 - 01/01/2044	22,086	21,423
3.000% due 06/20/2018 - 01/01/2044	209,507	204,883
3.500% due 03/20/2016 - 01/01/2044	391,245	395,035
4.000% due 11/20/2018 - 01/01/2044	263,944	274,772
4.500% due 09/15/2033 - 01/01/2044	272,268	291,629
5.000% due 03/15/2033 - 01/01/2044	194,768	211,787
5.500% due 05/15/2031 - 01/01/2044	84,644	93,168
6.000% due 10/15/2023 - 01/01/2044	23,663	26,442
6.250% due 03/16/2029	1,355	1,429
6.500% due 10/15/2023 - 01/01/2044	18,503	20,779
7.000% due 05/15/2023 - 03/16/2041	1,860	1,991
7.500% due 04/15/2017 - 11/15/2031	761	891
7.750% due 10/15/2025	16	16
8.000% due 04/15/2017 - 09/20/2031	2,634	3,100
8.500% due 06/15/2027 - 01/20/2031	655	714
9.000% due 04/15/2020 - 09/15/2030	48	50
9.500% due 12/15/2021	24	26
NCUA Guaranteed Notes
0.549% due 03/06/2020	4,402	4,417
0.639% due 11/05/2020	158,930	159,757
0.729% due 12/08/2020	68,009	68,617
Small Business Administration
5.370% due 04/01/2028	7,055	7,781
5.490% due 05/01/2028	8,759	9,618
5.870% due 05/01/2026 - 07/01/2028	6,709	7,515
6.220% due 12/01/2028	1,146	1,293
7.190% due 12/01/2019	55	60
7.220% due 11/01/2020	180	192
Vendee Mortgage Trust
6.500% due 03/15/2029	1,188	1,359
6.510% due 01/15/2030	408	463

Total U.S. Government Agencies (Cost $6,892,092)		6,897,849

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Notes
0.625% due 11/15/2016	46,400	46,258
1.500% due 08/31/2018 (g)	6,580	6,544
1.500% due 12/31/2018	69,000	68,189
2.000% due 11/30/2020	44,000	42,785

Total U.S. Treasury Obligations (Cost $164,832)		163,776

MORTGAGE-BACKED SECURITIES 9.7%
Adjustable Rate Mortgage Trust
2.446% due 01/25/2035	928	918
2.801% due 09/25/2035	1,844	1,639
American Home Mortgage Assets Trust
0.355% due 10/25/2046	2,231	1,451
American Home Mortgage Investment Trust
0.405% due 05/25/2047 ^	170	3
2.355% due 02/25/2045	1,262	1,253
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	1,880	2,037
Banc of America Funding Corp.
0.457% due 05/20/2035	1,463	979
5.000% due 09/25/2019	287	297
5.753% due 10/25/2036 ^	2,773	2,242
5.837% due 01/25/2037	2,306	1,829
Banc of America Mortgage Trust
2.623% due 07/25/2034	9	9
2.730% due 06/20/2031	189	194
2.748% due 07/25/2033	152	153
2.932% due 02/25/2036 ^	902	770
3.439% due 07/20/2032	42	34
5.000% due 12/25/2018	45	46
5.500% due 11/25/2033	558	579
6.500% due 10/25/2031	31	33
BCAP LLC Trust
0.665% due 01/26/2036	6,421	5,750
5.500% due 11/26/2035	19,000	19,225
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035	268	269

2.250% due 08/25/2035	469	471
2.460% due 08/25/2033	1,014	1,007
2.488% due 08/25/2033	881	876
2.600% due 03/25/2035	883	891
2.743% due 11/25/2030	5	5
2.793% due 03/25/2035	223	223
2.822% due 01/25/2034	6	6
2.838% due 02/25/2033	11	11
2.875% due 04/25/2034	11	10
Bear Stearns Alt-A Trust
2.484% due 08/25/2036 ^	5,792	2,414
2.598% due 11/25/2036	1,081	750
2.649% due 05/25/2035	843	802
2.672% due 11/25/2036	1,183	874
4.387% due 11/25/2036 ^	580	444
Bear Stearns Commercial Mortgage Securities Trust
5.706% due 06/11/2040	284	294
7.000% due 05/20/2030	1,227	1,364
Bear Stearns Mortgage Securities, Inc.
2.540% due 06/25/2030	8	8
Bear Stearns Structured Products, Inc.
2.591% due 12/26/2046	2,478	1,498
Bella Vista Mortgage Trust
0.417% due 05/20/2045	668	542
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.345% due 05/25/2036	403	349
0.415% due 08/25/2035	789	713
0.681% due 01/25/2035	544	376
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035	1,126	1,114
2.540% due 05/25/2035	22	22
2.613% due 08/25/2035	1,345	762
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	2,033	1,692
Commercial Mortgage Trust
2.339% due 07/10/2046 (a)	79,473	3,167
2.421% due 07/10/2046 (a)	55,263	3,412
4.867% due 05/10/2043	7,755	7,833
Countrywide Alternative Loan Trust
0.335% due 01/25/2037 ^	606	491
0.355% due 11/25/2046	3,225	2,476
0.365% due 05/25/2036	631	487
0.367% due 07/20/2046 ^	1,147	691
0.375% due 05/25/2035	1,773	1,497
0.375% due 07/25/2046	2,965	2,469
0.377% due 03/20/2046	3,135	2,269
0.385% due 05/25/2035	329	278
0.395% due 08/25/2046	462	49
0.415% due 05/25/2035	479	233
0.415% due 09/25/2046 ^	3,888	844
0.415% due 10/25/2046 ^	1,303	493
0.425% due 07/25/2046 ^	2,303	617
0.435% due 05/25/2036 ^	715	255
0.445% due 12/25/2035	426	368
0.447% due 09/20/2046	7,243	1,885
0.505% due 10/25/2046 ^	1,747	66
0.515% due 06/25/2047 ^	155	27
0.535% due 11/25/2035 ^	362	62
0.585% due 12/25/2035	1,011	555
6.000% due 10/25/2032	37	37
6.250% due 11/25/2036 ^	2,314	1,992
Countrywide Home Loan Mortgage Pass-Through Trust
0.395% due 05/25/2035	1,800	1,574
0.455% due 04/25/2035	1,294	1,116
0.465% due 04/25/2046 ^	1,290	524
0.485% due 03/25/2035	174	129
0.495% due 02/25/2035	1,129	1,037
0.505% due 02/25/2035	30	26
0.505% due 03/25/2036	1,000	541
0.515% due 02/25/2036 ^	954	274
0.565% due 03/25/2035 ^	355	52
0.705% due 02/25/2035	349	329
0.785% due 03/25/2035	2,645	2,334
1.952% due 06/19/2031	17	17
2.250% due 07/19/2031	8	8
2.263% due 09/25/2034	652	546
2.616% due 11/19/2033	20	20
2.726% due 09/25/2047 ^	1,747	1,456
2.741% due 11/19/2033	29	28
2.826% due 08/25/2034	985	871
5.085% due 02/20/2036 ^	998	878
Credit Suisse Commercial Mortgage Trust
5.683% due 06/15/2039	2,837	3,120
Credit Suisse First Boston Mortgage Securities Corp.
2.291% due 06/25/2033	45	44
4.828% due 06/25/2032	5	5

Credit Suisse Mortgage Capital Certificates
0.397% due 10/15/2021	994	992
4.784% due 07/26/2037	3,911	3,987
5.597% due 04/12/2049	1,062	1,065
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037 ^	3,216	1,962
DBUBS Mortgage Trust
1.519% due 07/12/2044	6,232	6,343
Deutsche ALT-B Securities, Inc.
0.265% due 10/25/2036 ^	36	20
Deutsche Mortgage Securities, Inc.
6.000% due 11/26/2036	1,837	1,883
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	12	12
FFCA Secured Franchise Loan Trust
8.180% due 09/18/2027	2,000	2,002
8.970% due 09/18/2027	4,000	1,415
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	697	701
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	25	26
First Republic Bank Mortgage Pass-Through Certificates
2.878% due 06/25/2030	2,462	2,506
First Republic Mortgage Loan Trust
0.517% due 11/15/2031	3,944	3,897
1.077% due 11/15/2031	939	787
Greenpoint Mortgage Funding Trust
0.365% due 10/25/2046	3,041	1,872
0.365% due 12/25/2046 ^	2,744	1,307
0.435% due 04/25/2036 ^	768	249
0.485% due 09/25/2046 ^	2,483	1,022
0.505% due 10/25/2046	3,281	1,310
Greenpoint Mortgage Pass-Through Certificates
2.792% due 10/25/2033	117	116
GSR Mortgage Loan Trust
0.425% due 08/25/2046	3,793	1,079
2.457% due 06/25/2034	65	65
2.697% due 04/25/2036	589	549
HarborView Mortgage Loan Trust
0.296% due 04/19/2038	782	636
0.355% due 07/21/2036	2,261	1,819
0.386% due 05/19/2047 ^	1,271	577
0.416% due 09/19/2046 ^	705	103
2.514% due 11/19/2034	98	80
2.704% due 08/19/2034	3,167	3,151
2.742% due 07/19/2035	58	50
5.027% due 08/19/2036 ^	984	821
HomeBanc Mortgage Trust
0.345% due 12/25/2036	614	525
1.025% due 08/25/2029	1,008	940
IndyMac Adjustable Rate Mortgage Trust
1.782% due 01/25/2032	11	10
IndyMac Mortgage Loan Trust
0.365% due 11/25/2046	3,426	1,943
0.375% due 05/25/2046	1,889	1,597
0.405% due 04/25/2035	167	148
0.405% due 07/25/2035	1,827	1,666
0.415% due 02/25/2037	2,450	1,255
0.465% due 11/25/2035 ^	272	161
0.465% due 06/25/2037 ^	630	314
0.485% due 02/25/2035	391	353
2.326% due 01/25/2036	3	2
2.503% due 12/25/2034	19	17
2.580% due 01/25/2036	2,399	1,961
4.643% due 08/25/2035 ^	1,890	1,570
JPMorgan Chase Commercial Mortgage Securities Trust
4.853% due 03/15/2046	2,041	2,063
JPMorgan Mortgage Trust
2.604% due 10/25/2035	3,600	3,608
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	14	1
LB Commercial Mortgage Trust
5.517% due 07/15/2044	1,430	1,580
LB Mortgage Trust
8.544% due 01/20/2017	314	318
Lehman XS Trust
0.395% due 06/25/2046 ^	87	1
0.485% due 11/25/2046 ^	1,769	468
Luminent Mortgage Trust
0.345% due 12/25/2036	2,974	2,190
0.365% due 10/25/2046	2,631	2,260
MASTR Adjustable Rate Mortgages Trust
0.405% due 05/25/2037	986	672
0.465% due 05/25/2047 ^	3,511	1,629
0.505% due 05/25/2047 ^	2,978	846

MASTR Asset Securitization Trust
5.000% due 12/25/2019	973	1,006
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	183	190
MASTR Seasoned Securitization Trust
2.484% due 10/25/2032	515	508
6.202% due 09/25/2017	320	332
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.607% due 12/15/2030	1,065	1,045
0.647% due 06/15/2030	942	915
0.867% due 11/15/2031	942	931
1.047% due 11/15/2031	115	94
Merrill Lynch Alternative Note Asset Trust
0.465% due 03/25/2037	1,748	738
Merrill Lynch Mortgage Investors Trust
1.053% due 10/25/2028	143	142
1.959% due 01/25/2029	4,000	3,795
2.124% due 04/25/2035	46	43
Morgan Stanley Capital Trust
5.649% due 12/15/2044	1,086	1,119
Morgan Stanley Mortgage Loan Trust
0.535% due 11/25/2035	3,628	3,048
0.675% due 02/25/2047	2,203	1,486
2.584% due 07/25/2035	2,197	1,798
5.701% due 02/25/2047	4,890	3,755
Mortgage Equity Conversion Asset Trust
0.600% due 02/25/2042	6,258	4,689
0.600% due 05/25/2042	167,164	133,522
0.630% due 10/25/2041	24,187	19,214
0.630% due 01/25/2042	43,612	34,645
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	3,770	3,775
6.138% due 03/25/2047	3,441	3,446
7.000% due 02/19/2030	419	418
PNC Commercial Mortgage Acceptance Corp.
1.254% due 07/15/2031 (a)	786	27
Prime Mortgage Trust
0.565% due 02/25/2034	89	84
4.750% due 11/25/2019	39	41
RBSSP Resecuritization Trust
0.665% due 11/26/2035	269	263
0.666% due 10/26/2045	2	2
Residential Accredit Loans, Inc. Trust
0.365% due 12/25/2046 ^	2,626	1,118
0.415% due 08/25/2037	3,067	2,181
0.435% due 05/25/2046 ^	1,995	702
0.470% due 09/25/2046	4,286	1,134
0.565% due 03/25/2033	117	114
3.201% due 08/25/2035 ^	673	403
Residential Asset Mortgage Products Trust
6.500% due 04/25/2034	12	13
Residential Asset Securitization Trust
0.565% due 05/25/2033	71	70
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^	2,256	1,851
RiverView HECM Trust
0.225% due 07/25/2047	18,847	17,340
0.915% due 09/26/2041	80,497	61,916
Sequoia Mortgage Trust
0.806% due 04/19/2027	138	130
0.866% due 10/19/2026	56	56
0.885% due 11/22/2024	14	14
0.927% due 10/20/2027	974	925
2.414% due 01/20/2047 ^	1,682	1,439
Structured Adjustable Rate Mortgage Loan Trust
0.385% due 05/25/2037	8,504	6,088
0.900% due 06/25/2034	951	878
1.849% due 10/25/2037 ^	2,505	1,567
2.453% due 07/25/2034	94	92
2.487% due 01/25/2035	2,491	2,295
2.507% due 08/25/2035	32	30
2.527% due 11/25/2035 ^	2,327	1,779
Structured Asset Mortgage Investments Trust
0.295% due 03/25/2037	308	237
0.355% due 06/25/2036	520	415
0.375% due 05/25/2046	1,749	1,385
0.395% due 05/25/2045	2,398	2,082
0.416% due 07/19/2035	5,927	5,737
0.465% due 08/25/2036	4,250	1,503
0.826% due 09/19/2032	2,844	2,736
0.826% due 10/19/2034	294	282
0.866% due 03/19/2034	1,088	1,084
Structured Asset Mortgage Investments, Inc.
2.524% due 05/02/2030	68	49
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
3.106% due 05/25/2022	354	363

Structured Asset Securities Corp.
2.625% due 10/28/2035	223	211
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.125% due 07/25/2032	1	1
2.227% due 01/25/2032	186	165
2.357% due 06/25/2033	50	50
2.459% due 08/25/2032	452	448
2.473% due 04/25/2033	101	100
2.516% due 02/25/2032	2	2
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	2,050	1,331
5.970% due 09/25/2036	9,085	1,951
6.015% due 07/25/2037	3,990	2,984
Thornburg Mortgage Securities Trust
2.280% due 06/25/2043	2,844	2,823
WaMu Mortgage Pass-Through Certificates
0.385% due 07/25/2046 ^	105	6
0.425% due 11/25/2045	1,847	1,694
0.455% due 10/25/2045	219	204
0.485% due 01/25/2045	599	578
0.485% due 07/25/2045	119	114
0.495% due 01/25/2045	2,425	2,256
0.688% due 07/25/2044	354	307
0.865% due 12/25/2045	977	168
0.979% due 11/25/2046	638	544
1.143% due 02/25/2046	2,024	1,909
1.343% due 11/25/2042	109	103
1.543% due 06/25/2042	750	692
1.543% due 08/25/2042	1,219	1,133
2.086% due 12/25/2036 ^	2,082	1,772
2.127% due 04/25/2037	2,194	1,731
2.213% due 01/25/2047	2,182	2,057
2.422% due 08/25/2033	1,076	1,080
2.423% due 09/25/2033	432	437
2.454% due 06/25/2033	1,057	1,047
2.463% due 08/25/2046	1,583	1,430
2.530% due 03/25/2034	21	21
Washington Mutual MSC Mortgage Pass-Through Certificates
0.415% due 07/25/2046	1,351	239
1.109% due 05/25/2046	2,905	2,073
2.361% due 11/25/2030	259	249
6.268% due 07/25/2036	3,664	1,991
Wells Fargo Commercial Mortgage Trust
2.136% due 10/15/2045 (a)	51,446	6,050
Wells Fargo Mortgage-Backed Securities Trust
0.665% due 07/25/2037	1,791	1,563
2.618% due 12/25/2033	553	560
2.627% due 06/25/2035	1,112	1,129
2.641% due 10/25/2033	250	252
4.735% due 07/25/2034	112	113
WFRBS Commercial Mortgage Trust
0.795% due 06/15/2044 (a)	6,920	209

Total Mortgage-Backed Securities (Cost $610,744)		558,068

ASSET-BACKED SECURITIES 4.9%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,575	1,207
Access Group, Inc.
1.538% due 10/27/2025	9,634	9,733
ACE Securities Corp. Home Equity Loan Trust
0.225% due 10/25/2036	350	119
0.865% due 08/25/2030	37	37
1.215% due 07/25/2034	2,291	2,028
AFC Home Equity Loan Trust
0.975% due 06/25/2029	327	312
1.115% due 12/26/2029	5	5
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	115	114
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.775% due 01/25/2035	5,152	3,715
Amortizing Residential Collateral Trust
0.705% due 06/25/2032	36	35
0.745% due 07/25/2032	736	677
0.865% due 10/25/2031	344	306
Amresco Residential Securities Mortgage Loan Trust
0.660% due 06/25/2028	81	75
0.720% due 06/25/2027	323	314
0.795% due 09/25/2028	937	861
1.105% due 06/25/2029	204	189
Apidos CDO Ltd.
0.492% due 01/20/2019	1,910	1,907
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.655% due 10/25/2035	7,500	5,873

Asset-Backed Funding Certificates Trust
0.865% due 06/25/2034	326	311
1.185% due 03/25/2032	692	656
Asset-Backed Securities Corp. Home Equity Loan Trust
0.245% due 05/25/2037	2	1
0.687% due 06/15/2031	187	182
0.795% due 09/25/2034	4,213	3,852
Bayview Financial Acquisition Trust
0.517% due 05/28/2037	2,690	1,893
Bayview Financial Mortgage Pass-Through Trust
5.208% due 04/28/2039	10	10
Bear Stearns Asset-Backed Securities Trust
0.255% due 06/25/2047	19	19
0.565% due 09/25/2046	2,494	2,013
1.140% due 02/25/2034	362	330
1.365% due 10/25/2032	323	304
1.665% due 11/25/2042	661	636
2.800% due 06/25/2043	44	44
Carrington Mortgage Loan Trust
0.265% due 06/25/2037	475	465
0.645% due 10/25/2035	6,500	5,303
CDC Mortgage Capital Trust
1.215% due 01/25/2033	1,012	930
Centex Home Equity Loan Trust
0.465% due 01/25/2032	188	175
1.015% due 01/25/2032	832	587
Chase Funding Trust
0.765% due 07/25/2033	43	41
0.805% due 08/25/2032	673	614
0.825% due 11/25/2032	458	433
CIT Group Home Equity Loan Trust
0.705% due 06/25/2033	796	733
1.140% due 12/25/2031	613	577
Citigroup Mortgage Loan Trust, Inc.
0.225% due 07/25/2045	504	387
5.764% due 01/25/2037	3,556	2,266
Conseco Finance Corp.
0.867% due 08/15/2033	2,896	2,734
Conseco Finance Home Equity Loan Trust
1.667% due 05/15/2032	644	631
Conseco Financial Corp.
6.240% due 12/01/2028	1,632	1,687
7.550% due 01/15/2029	169	180
Countrywide Asset-Backed Certificates
0.415% due 04/25/2036	160	157
0.635% due 11/25/2033	4	4
1.065% due 06/25/2033	159	152
1.065% due 10/25/2047	2,932	2,506
1.165% due 09/25/2032	1,361	1,285
Credit Suisse First Boston Mortgage Securities Corp.
0.525% due 05/25/2044	111	110
0.905% due 08/25/2032	153	132
Credit-Based Asset Servicing and Securitization LLC
0.235% due 01/25/2037 ^	401	167
1.265% due 04/25/2032	276	258
Delta Funding Home Equity Loan Trust
0.987% due 09/15/2029	17	15
Denver Arena Trust
6.940% due 11/15/2019	1,304	1,351
EMC Mortgage Loan Trust
0.905% due 05/25/2040	450	404
EquiFirst Mortgage Loan Trust
0.645% due 01/25/2034	230	221
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	399	390
GE-WMC Mortgage Securities Trust
0.205% due 08/25/2036	86	34
GMAC Mortgage Corp. Home Equity Loan Trust
0.645% due 01/25/2029	313	285
GSAMP Trust
0.315% due 10/25/2036	9,422	1,277
0.565% due 02/25/2033	405	376
Home Loan Trust
8.350% due 12/25/2024	34	34
8.350% due 03/25/2025	22	22
IMC Home Equity Loan Trust
6.880% due 11/20/2028	11	11
7.520% due 08/20/2028	44	44
Irwin Home Equity Loan Trust
1.515% due 02/25/2029	437	417
JPMorgan Mortgage Acquisition Trust
0.225% due 03/25/2047	11	11
0.245% due 08/25/2036	69	27
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034	62	59
1.215% due 10/25/2034	873	763
1.590% due 03/25/2032	1,192	1,101

MASTR Asset-Backed Securities Trust
0.915% due 12/25/2034 ^	6,275	5,667
Merrill Lynch Mortgage Investors Trust
0.225% due 10/25/2037	1,610	340
0.245% due 09/25/2037	254	67
0.885% due 06/25/2035	757	703
MESA Trust
0.965% due 12/25/2031	741	691
Mid-State Trust
6.340% due 10/15/2036	951	1,008
7.340% due 07/01/2035	590	643
7.400% due 07/01/2035	25	27
7.790% due 07/01/2035	34	36
7.791% due 03/15/2038	1,440	1,509
Morgan Stanley ABS Capital, Inc. Trust
0.965% due 07/25/2037	513	478
Morgan Stanley Mortgage Loan Trust
0.525% due 04/25/2037	414	232
5.726% due 10/25/2036 ^	3,996	2,412
5.750% due 04/25/2037 ^	1,088	866
6.000% due 07/25/2047 ^	2,567	2,046
New Century Home Equity Loan Trust
0.615% due 06/25/2035	7,500	6,695
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.425% due 07/25/2035	27	27
Option One Mortgage Loan Trust
0.765% due 01/25/2032	98	85
0.945% due 02/25/2035	4,021	2,672
Park Place Securities, Inc.
0.425% due 09/25/2035	617	606
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.665% due 07/25/2035	5,000	4,743
0.815% due 10/25/2034	7,500	7,204
Renaissance Home Equity Loan Trust
0.525% due 11/25/2034	254	209
0.665% due 12/25/2033	2,747	2,682
0.925% due 12/25/2032	22	17
1.045% due 08/25/2033	531	500
1.365% due 08/25/2032	1,489	1,309
Residential Asset Securities Corp. Trust
0.665% due 07/25/2032 ^	910	785
0.745% due 06/25/2033	123	96
0.765% due 06/25/2032 ^	80	65
Residential Mortgage Loan Trust
1.665% due 09/25/2029	161	153
SACO, Inc.
0.685% due 06/25/2036 ^	469	516
Salomon Brothers Mortgage Securities, Inc.
1.140% due 10/25/2028	140	136
1.538% due 01/25/2032	382	352
6.930% due 08/25/2028	390	379
Saxon Asset Securities Trust
0.845% due 12/26/2034	1,041	967
Securitized Asset-Backed Receivables LLC Trust
0.225% due 12/25/2036 ^	2,973	1,029
SLC Student Loan Trust
4.750% due 06/15/2033	1,178	1,068
SLM Student Loan Trust
0.318% due 07/25/2019	368	366
0.318% due 04/27/2020	1,852	1,840
0.328% due 07/25/2019	2,509	2,502
0.408% due 07/25/2023	2,768	2,732
0.688% due 01/25/2017	362	363
0.988% due 01/25/2019	2,200	2,218
1.338% due 10/25/2016	142	142
1.443% due 12/15/2033	5,143	5,180
1.738% due 04/25/2023	115,397	119,020
Soundview Home Loan Trust
0.225% due 11/25/2036	92	35
Specialty Underwriting & Residential Finance Trust
0.665% due 09/25/2036	7,500	3,762
0.845% due 01/25/2034	300	261
1.365% due 10/25/2035	1,962	1,567
Structured Asset Investment Loan Trust
0.645% due 09/25/2035	13,000	10,896
0.675% due 08/25/2035	9,000	5,284
0.825% due 04/25/2035	5,000	4,364
1.140% due 09/25/2034	1,111	831
1.440% due 12/25/2034	991	307
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.565% due 05/25/2034	258	255
0.745% due 01/25/2033	12	11
1.740% due 01/25/2033	667	608
Trapeza CDO Ltd.
1.004% due 11/16/2034	1,000	630

UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,227	2,215
UPS Capital Business Credit
0.747% due 04/15/2026	104	15
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.795% due 04/25/2034	1,179	1,035

Total Asset-Backed Securities (Cost $310,668)		282,573

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (d) 0.1%		5,979

U.S. TREASURY BILLS 0.2%
0.127% due 09/18/2014 - 12/11/2014 (c)(e)(g)	8,552	8,544

Total Short-Term Instruments (Cost $14,521)		14,523

Total Investments in Securities (Cost $7,997,931)		7,919,895

	SHARES
INVESTMENTS IN AFFILIATES 5.5%
SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short-Term Floating NAV Portfolio	31,486,358	315,021
PIMCO Short-Term Floating NAV Portfolio III	10,680	107

Total Short-Term Instruments (Cost $315,153)		315,128

Total Investments in Affiliates (Cost $315,153)		315,128

Total Investments 143.5% (Cost $8,313,084)		$8,235,023
Financial Derivative Instruments (f) 0.2% (Cost or Premiums, net $10,914)		12,459
Other Assets and Liabilities, net (43.7%)		(2,509,107)

Net Assets 100.0%		$5,738,375

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$5,979	Fannie Mae 2.120% due 11/07/2022	$(4,699)	$5,979	$5,979
					Freddie Mac 2.000% due 01/30/2023	(1,402)

Total Repurchase Agreements						$(6,101)	$5,979	$5,979

(1)	Includes accrued interest.

As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended December 31, 2013 was $86,360 at a weighted average interest rate of (0.186%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
Fannie Mae	3.000%	01/01/2029	$51,000	$(52,207)	$(52,062)
Fannie Mae	4.000%	01/01/2044	142,800	(147,956)	(147,039)
Fannie Mae	4.000%	02/01/2044	262,000	(269,579)	(268,960)
Fannie Mae	4.500%	01/01/2029	2,000	(2,132)	(2,129)
Fannie Mae	4.500%	01/01/2044	281,300	(299,631)	(298,145)
Fannie Mae	5.500%	01/01/2044	66,670	(100,315)	(100,463)
Fannie Mae	6.000%	01/01/2044	77,500	(85,795)	(85,971)
Ginnie Mae	2.500%	01/01/2044	1,000	(926)	(918)
Ginnie Mae	3.000%	01/01/2044	19,000	(18,371)	(18,354)
Ginnie Mae	5.000%	02/01/2044	34,000	(36,901)	(36,857)
U.S. Treasury Notes	1.250%	10/31/2018	24,200	(23,702)	(23,766)

Total Short Sales				$(1,037,515)	$(1,034,664)

(2)	Market value includes $53 of interest payable on short sales.

(e)	Securities with an aggregate market value of $6,392 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(f)	Financial Derivative Instruments: Over the Counter

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC Fannie Mae 3.500% due 01/01/2044	$102.063	01/06/2014	$142,000	$(399)	$0
GSC	Call - OTC Fannie Mae 3.500% due 01/01/2044	101.438	01/06/2014	80,000	(138)	0
JPM	Call - OTC Fannie Mae 3.500% due 01/01/2044	102.109	01/06/2014	141,000	(397)	0
RYM	Put - OTC Fannie Mae 3.500% due 01/01/2044	98.066	01/06/2014	168,000	(610)	(22)
	Put - OTC Fannie Mae 3.500% due 01/01/2044	98.891	01/06/2014	259,000	(1,315)	(290)

Total Written Options					$(2,859)	$(312)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	(1.190%	)	02/25/2034	$484	$0	$218	$218	$0
	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	(1.240%	)	02/25/2035	589	0	363	363	0
CBK	CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	(2.150%	)	10/20/2020	5,000	0	259	259	0
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%	)	10/11/2021	1,500	0	141	141	0
JPM	Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	(1.750%	)	07/20/2018	5,000	0	(50)	0	(50)
	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus % due 09/15/2040	(1.170%	)	09/15/2040	4,000	0	3,166	3,166	0
	Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	(1.850%	)	10/18/2020	1,000	0	88	88	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 1.700% due 12/27/2033	(1.390%	)	12/27/2033	446	0	5	5	0
UAG	Merrill Lynch Mortgage Trust % due 06/12/2043	(1.080%	)	06/12/2043	7,028	40	6,773	6,813	0
WNA	Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	(1.950%	)	04/15/2020	2,000	0	80	80	0

						$40	$11,043	$11,133	$(50)

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Deal Receive Rate		Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	0.960%		09/25/2034	$7,500	$(2,550)	$2,524	$0	$(26)
	Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	0.800%		08/25/2034	6,500	(2,145)	1,991	0	(154)
	Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	0.650%		06/25/2035	8,000	(2,400)	1,917	0	(483)
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	0.690%		07/25/2035	5,508	(1,927)	673	0	(1,254)
	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	1.050%		10/25/2034	218	(70)	(1)	0	(71)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	1.110%		12/25/2034	5,000	(1,600)	1,592	0	(8)
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.620% due 11/25/2034	0.620%		11/25/2034	2,971	(832)	734	0	(98)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	1.425%		04/25/2034	370	(148)	18	0	(130)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	1.950%		11/25/2034	3	(3)	0	0	(3)

						$(11,675)	$9,448	$0	$(2,227)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	$26,212	$4,530	$(4,123)	$407	$0
CBK	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	21,728	857	(519)	338	0
DUB	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	49,270	4,215	(3,449)	766	0
GST	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	9,854	1,084	(931)	153	0
JPM	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	47,300	8,080	(7,345)	735	0
MYC	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	96,572	6,488	(4,986)	1,502	0
RYL	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	985	154	(140)	14	0

						$25,408	$(21,493)	$3,915	$0

Total Swap Agreements						$13,773	$(1,002)	$15,048	$(2,277)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Securities with an aggregate market value of $700 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes Industrials	$ 0	$1,780	$0	$1,780
Municipal Bonds & Notes Texas	0	1,326	0	1,326
U.S. Government Agencies	0	6,657,461	240,388	6,897,849
U.S. Treasury Obligations	0	163,776	0	163,776
Mortgage-Backed Securities	0	285,327	272,741	558,068
Asset-Backed Securities	0	282,054	519	282,573
Short-Term Instruments
Repurchase Agreements	0	5,979	0	5,979
U.S. Treasury Bills	0	8,544	0	8,544
	$ 0	$7,406,247	$513,648	$7,919,895

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$ 315,128	$0	$0	$315,128

Total Investments	$ 315,128	$7,406,247	$513,648	$8,235,023

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(1,010,898)	0	(1,010,898)
U.S. Treasury Obligations	0	(23,766)	0	(23,766)
	$ 0	$(1,034,664)	$0	$(1,034,664)

Financial Derivative Instruments - Assets
Over the counter	$ 0	$15,048	$0	$15,048

Financial Derivative Instruments - Liabilities
Over the counter	$ 0	$(2,589)	$0	$(2,589)

Totals	$ 315,128	$6,384,042	$513,648	$7,212,818

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Investments in Securities, at Value
U.S. Government Agencies	$263,528	$0	$(24,093)	$3	$(165)	$312	$803	$0	$240,388	$408
Mortgage-Backed Securities	287,149	21,508	(31,248)	631	2,468	(7,767)	0	0	272,741	(6,055)
Asset-Backed Securities	232	0	(102)	1	0	(2)	390	0	519	(3)

	$550,909	$21,508	$(55,443)	$635	$2,303	$(7,457)	$1,193	$0	$513,648	$(5,650)

Financial Derivative Instruments - Assets
Over the counter	$362	$0	$0	$0	$0	$(282)	$0	$(80)	$0	$0

Totals	$551,271	$21,508	$(55,443)	$635	$2,303	$(7,739)	$1,193	$(80)	$513,648	$(5,650)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$4,563	Benchmark Pricing	Base Price	97.14 - 115.75
	235,825	Third Party Vendor	Broker Quote	99.90 - 101.04
Mortgage-Backed Securities	253,986	Benchmark Pricing	Base Price	75.00 - 79.94
	18,755	Third Party Vendor	Broker Quote	35.37 - 92.00
Asset-Backed Securities	519	Benchmark Pricing	Base Price	14.57 - 100.00

Total	$513,648

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Sector Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.4%
MUNICIPAL BONDS & NOTES 93.2%
ALABAMA 0.2%
Birmingham, Alabama Special Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$548

ALASKA 0.9%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,208

ARIZONA 2.0%
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	5,000	4,904

CALIFORNIA 19.3%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	10,000	10,471
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	350	387
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	122
6.918% due 04/01/2040	365	437
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	12,500	12,930
5.500% due 11/15/2040	8,500	9,057
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2028	2,500	2,622
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,076
Los Angeles Community College District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,274
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,321
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,064
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	283
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	149

		47,193

COLORADO 1.3%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,091

DISTRICT OF COLUMBIA 4.3%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,501

FLORIDA 0.8%
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,474
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	500	433

		1,907

GEORGIA 3.0%
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2036	7,000	7,339

ILLINOIS 13.0%
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,178
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,576
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,301
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	9,250	9,584

Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,363
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	6,830

		31,832

LOUISIANA 2.1%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,127

MARYLAND 1.6%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,612
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,295

		3,907

MICHIGAN 0.9%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,135

NEBRASKA 2.7%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	6,635	6,546

NEW JERSEY 8.6%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	5,900
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,661

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,217
5.250% due 06/15/2025	5,310	5,852
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	4,265

		20,895

NEW YORK 9.2%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,220
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2033	5,000	5,134
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,069
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 02/01/2025	3,000	3,377
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	514

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,045
5.750% due 11/15/2051	2,000	2,113
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2011
5.250% due 10/01/2025	1,455	1,602
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,501

		22,575

OHIO 3.9%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	271
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.000% due 06/01/2042	6,100	4,624
Franklin County, Ohio Revenue Bonds, Series 2013
5.000% due 05/15/2029	2,350	2,468
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2027	2,000	2,156

		9,519

PENNSYLVANIA 0.8%
Reading Area Water Authority, Pennsylvania Revenue Bonds, Series 2011
5.000% due 12/01/2031	2,000	2,048

RHODE ISLAND 0.6%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,375

SOUTH CAROLINA 2.1%
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	5,000	5,068

TENNESSEE 1.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,103

TEXAS 12.6%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,488
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	7,500	7,298
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,593
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,112
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	8,892
Texas State General Obligation Bonds, Series 2011
5.000% due 08/01/2031	5,000	5,310

		30,693

WASHINGTON 2.0%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,024
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,941

		4,965

WISCONSIN 0.0%
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	120	121

Total Municipal Bonds & Notes (Cost $215,490)		227,600

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (a) 0.2%		460

Total Short-Term Instruments (Cost $460)		460

Total Investments in Securities (Cost $215,950)		228,060

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio	1,226,483	12,271

Total Short-Term Instruments (Cost $12,273)		12,271

Total Investments in Affiliates (Cost $12,273)		12,271

Total Investments 98.4% (Cost $228,223)		$240,331
Other Assets and Liabilities, net 1.6%		3,926

Net Assets 100.0%		$244,257

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$460	Freddie Mac 2.000% due 01/30/2023	$(470)	$460	$460

Total Repurchase Agreements						$(470)	$460	$460

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$548	$0	$548
Alaska	0	2,208	0	2,208
Arizona	0	4,904	0	4,904
California	0	47,193	0	47,193
Colorado	0	3,091	0	3,091
District of Columbia	0	10,501	0	10,501
Florida	0	1,907	0	1,907
Georgia	0	7,339	0	7,339
Illinois	0	31,832	0	31,832
Louisiana	0	5,127	0	5,127
Maryland	0	3,907	0	3,907
Michigan	0	2,135	0	2,135
Nebraska	0	6,546	0	6,546
New Jersey	0	20,895	0	20,895
New York	0	22,575	0	22,575
Ohio	0	9,519	0	9,519
Pennsylvania	0	2,048	0	2,048
Rhode Island	0	1,375	0	1,375
South Carolina	0	5,068	0	5,068
Tennessee	0	3,103	0	3,103
Texas	0	30,693	0	30,693
Washington	0	4,965	0	4,965
Wisconsin	0	121	0	121
Short-Term Instruments
Repurchase Agreements	0	460	0	460
	$0	$228,060	$0	$228,060
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,271	$0	$0	$12,271

Total Investments	$12,271	$228,060	$0	$240,331

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.0%
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
GATX Financial Corp.
5.800% due 03/01/2016		$1,000	$1,084
SLM Corp. CPI Linked Bond
2.764% due 04/01/2014		200	201
2.964% due 03/01/2014		2,824	2,805
3.185% due 02/12/2016		1,140	1,142

Total Corporate Bonds & Notes (Cost $5,038)			5,232

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		335	261

Total Municipal Bonds & Notes (Cost $321)			261

U.S. TREASURY OBLIGATIONS 102.9%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016 (c)(g)		140,079	143,931
0.125% due 04/15/2017 (c)(e)(g)		176,914	181,952
0.125% due 04/15/2018		113,459	115,764
0.125% due 01/15/2022		1,290	1,239
0.125% due 07/15/2022 (c)		159,141	152,421
0.125% due 01/15/2023 (c)		149,342	140,994
0.375% due 07/15/2023		80,987	78,067
0.500% due 04/15/2015 (c)(g)		136,401	139,507
0.625% due 07/15/2021		98,595	100,094
0.750% due 02/15/2042		517	415
1.125% due 01/15/2021		112,026	117,737
1.250% due 04/15/2014		18,319	18,448
1.250% due 07/15/2020		189,869	203,174
1.375% due 01/15/2020		75,600	81,211
1.625% due 01/15/2015		85,752	88,399
1.750% due 01/15/2028		153,753	164,558
1.875% due 07/15/2015		6,244	6,586
1.875% due 07/15/2019		5,360	5,959
2.000% due 01/15/2014 (e)(g)		66,357	66,350
2.000% due 01/15/2016		101,231	107,965
2.000% due 01/15/2026		228,972	253,640
2.125% due 01/15/2019 (c)		13,488	15,071
2.125% due 02/15/2040		16,856	18,926
2.375% due 01/15/2017		29,068	32,008
2.375% due 01/15/2025		172,807	198,674
2.375% due 01/15/2027		99,677	114,819
2.500% due 01/15/2029		108,365	127,227
2.625% due 07/15/2017		11,715	13,186
3.375% due 04/15/2032		16,447	21,875
3.625% due 04/15/2028		43	57
3.875% due 04/15/2029		82,256	112,706

Total U.S. Treasury Obligations (Cost $2,910,337)			2,822,960

MORTGAGE-BACKED SECURITIES 0.1%
Wells Fargo Mortgage-Backed Securities Trust
2.629% due 10/25/2035		2,053	2,072

Total Mortgage-Backed Securities (Cost $1,901)			2,072

SOVEREIGN ISSUES 6.7%
Instituto de Credito Oficial
2.044% due 03/25/2014	EUR	9,400	12,966
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (a)		17,951	24,807
2.100% due 09/15/2016 (a)		17,407	24,711
2.100% due 09/15/2021 (a)		5,404	7,263
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	2,200	2,299
2.750% due 11/20/2025		20,700	23,149
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	10,700	8,252

Republic of Germany
0.750% due 04/15/2018 (a)	EUR	36,151	51,772
Slovenia Government International Bond
4.700% due 11/01/2016		5,200	7,427
United Kingdom Gilt
2.500% due 07/26/2016 (a)	GBP	2,100	11,781
Xunta de Galicia
5.763% due 04/03/2017	EUR	3,800	5,727
6.131% due 04/03/2018		2,300	3,560

Total Sovereign Issues (Cost $183,144)			183,714

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%			2,368

U.S. TREASURY BILLS 0.0%
0.135% due 05/29/2014 (g)		$159	159

Total Short-Term Instruments (Cost $2,527)			2,527

Total Investments in Securities (Cost $3,103,268)			3,016,766

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio		10,690	107

Total Short-Term Instruments (Cost $107)			107

Total Investments in Affiliates (Cost $107)			107

Total Investments 110.0% (Cost $3,103,375)			$3,016,873
Financial Derivative Instruments (d)(f) 0.1% (Cost or Premiums, net $(2,662))			1,977
Other Assets and Liabilities, net (10.1%)			(277,007)

Net Assets 100.0%			$2,741,843

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$2,368	Freddie Mac 2.000% due 01/30/2023	$(2,418)	$2,368	$2,368

Total Repurchase Agreements						$(2,418)	$2,368	$2,368

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.160%	12/09/2013	01/08/2014	$(5,176)	$(5,176)
GRE	0.120%	11/14/2013	01/13/2014	(8,048)	(8,050)
	0.170%	12/02/2013	01/31/2014	(44,198)	(44,204)
TDM	0.200%	09/20/2013	10/03/2014	(149,952)	(150,038)

Total Reverse Repurchase Agreements					$(207,468)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.050%	12/31/2013	01/03/2014	$(2,540)	$(2,539)
	0.090%	01/02/2014	01/15/2014	(50,271)	(50,231)
	0.200%	12/20/2013	01/09/2014	(9,458)	(9,454)
BPG	0.220%	12/31/2013	01/10/2014	(57,806)	(57,778)
	0.230%	12/24/2013	01/06/2014	(4,131)	(4,130)
	0.240%	12/27/2013	01/07/2014	(4,892)	(4,891)
MSC	0.250%	12/26/2013	01/02/2014	(7,824)	(7,824)
TDM	0.140%	11/06/2013	01/06/2014	(15,848)	(15,853)

Total Sale-Buyback Transactions					$(152,700)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $177,778 at a weighted average interest rate of 0.162%.
(3)	Payable for sale-buyback transactions includes $(81) of deferred price drop on sale-buyback transactions.

(c)	Securities with an aggregate market value of $358,667 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 3-Year Mid-Curve on Eurodollar March Futures	$97.375	03/14/2014	157	$(55)	$(79)

Total Written Options				$(55)	$(79)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	369	$3	$0	$(18)
90-Day Eurodollar June Futures	Long	06/2016	184	(124)	0	(9)
90-Day Eurodollar March Futures	Long	03/2016	1,102	(870)	0	(55)
90-Day Eurodollar March Futures	Long	03/2017	593	(450)	0	(52)
90-Day Eurodollar September Futures	Long	09/2015	506	(247)	0	(25)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	1,608	(2,450)	0	(151)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	237	(465)	0	(41)
U.S. Treasury 30-Year Bond March Futures	Long	03/2014	32	(28)	0	(15)

Total Futures Contracts				$(4,631)	$0	$(366)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	09/16/2016		$52,700	$88	$189	$0	$(14)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		38,500	8,378	5,902	441	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		100,000	7,940	2,823	1,275	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	5,770,000	(612)	(167)	184	0

						$15,794	$8,747	$1,900	$(14)

Total Swap Agreements						$15,794	$8,747	$1,900	$(14)

(e)	Securities with an aggregate market value of $10,629 and cash of $2,619 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	EUR	96,024		$132,494	$394	$0
BPS	01/2014		$132,033	EUR	96,024	67	0
	02/2014	EUR	96,024		$132,030	0	(68)
BRC	01/2014	AUD	43,776		39,981	901	0
	01/2014	NZD	10,133		8,298	0	(36)
	03/2014	GBP	7,245		11,854	0	(137)
HUS	02/2014	JPY	355,602		3,581	204	0
JPM	02/2014	EUR	4,853		6,644	0	(32)
SOG	01/2014		$38,746	AUD	43,776	333	0
	02/2014	AUD	43,776		$38,672	0	(334)
UAG	01/2014		$8,270	NZD	10,133	63	0
	02/2014	NZD	10,133		$8,253	0	(63)

Total Forward Foreign Currency Contracts						$1,962	$(670)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	$101,200	$(106)	$(187)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014	17,000	(35)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014	17,000	(85)	(24)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	03/17/2014	106,000	(129)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	03/17/2014	106,000	(446)	(812)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/31/2014	192,400	(447)	(355)
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	116,100	(777)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014	116,100	(1,261)	(62)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	03/03/2014	9,000	(33)	(1)

							$(3,319)	$(1,447)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (4)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$(107)	$(13)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,800	(36)	(3)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	16,300	(160)	(14)
	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	4,500	(44)	(26)

						$(347)	$(56)

Total Written Options						$(3,666)	$(1,503)

(4)	YOY options may have a series of expirations.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	GATX Financial Corp.	(1.070%	)	03/20/2016	0.204%	$1,000	$0	$(20)	$0	$(20)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	2,700	$(6)	$84	$78	$0
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		5,700	25	318	343	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		5,400	12	144	156	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		5,500	(54)	425	371	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		23,800	92	694	786	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		$14,300	(5)	4	0	(1)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		48,600	802	(1,795)	0	(993)
BRC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	14,800	(100)	529	429	0
	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016		$6,000	0	(28)	0	(28)
	Receive	3-Month USD-CPURNSA Index	1.908%	04/15/2017		17,800	0	(78)	0	(78)
CBK	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	2,400	38	107	145	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		700	9	1	10	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		2,700	34	55	89	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		$39,600	10	(966)	0	(956)
DUB	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	6,700	125	279	404	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		3,200	33	12	45	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		2,800	35	57	92	0
	Receive	3-Month USD-CPURNSA Index	1.728%	12/19/2015		$8,600	0	0	0	0
	Receive	3-Month USD-CPURNSA Index	1.860%	11/05/2016		16,800	0	(24)	0	(24)
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		15,000	0	(11)	0	(11)
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		21,800	(9)	7	0	(2)
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017		18,600	0	(462)	0	(462)
	Receive	3-Month USD-CPURNSA Index	2.173%	11/01/2018		7,700	0	(34)	0	(34)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		15,500	180	(496)	0	(316)
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	2,100	3	123	126	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		1,000	7	7	14	0
	Receive	3-Month USD-CPURNSA Index	1.935%	10/31/2016		$3,500	0	(13)	0	(14)
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	7,600	65	392	457	0
	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016		$90,500	(156)	(78)	0	(234)
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017		7,500	0	(44)	0	(44)
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		7,500	(5)	(34)	0	(39)
JPM	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	2,500	(24)	192	169	0
	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016		$10,300	0	(31)	0	(31)
MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	2,300	26	7	33	0
RYL	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		2,500	(24)	192	168	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		700	7	3	10	0
	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016		$29,700	(56)	(58)	0	(114)
	Receive	3-Month USD-CPURNSA Index	1.930%	10/31/2016		4,600	0	(17)	0	(17)
SOG	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	3,200	(27)	243	216	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		1,700	22	2	24	0

							$1,059	$(292)	$4,165	$(3,398)

Total Swap Agreements							$1,059	$(312)	$4,165	$(3,418)

(g)	Securities with an aggregate market value of $2,600 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,232	$0	$5,232
Municipal Bonds & Notes
West Virginia	0	261	0	261
U.S. Treasury Obligations	0	2,822,960	0	2,822,960
Mortgage-Backed Securities	0	2,072	0	2,072
Sovereign Issues	0	183,714	0	183,714
Short-Term Instruments
Repurchase Agreements	0	2,368	0	2,368
U.S. Treasury Bills	0	159	0	159
	$0	$3,016,766	$0	$3,016,766

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$107	$0	$0	$107

Total Investments	$107	$3,016,766	$0	$3,016,873

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,900	0	1,900
Over the counter	0	6,127	0	6,127
	$0	$8,027	$0	$8,027

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(445)	(14)	0	(459)
Over the counter	0	(5,535)	(56)	(5,591)

	$(445)	$(5,549)	$(56)	$(6,050)

Totals	$(338)	$3,019,244	$(56)	$3,018,850

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (2)
Financial Derivative Instruments - Liabilities
Over the counter	$(98)	$0	$0	$0	$0	$42	$0	$0	$(56)	$42

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Financial Derivative Instruments - Liabilities
Over the counter	$(56)	Indicative Market Quotation	Broker Quote	0.09 - 0.58

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.3%
BANK LOAN OBLIGATIONS 96.1%
ABC Supply Co., Inc.
3.500% due 04/16/2020		$898	$901
Activision Blizzard, Inc.
3.250% due 10/11/2020		748	754
Advantage Sales & Marketing, Inc.
4.000% due 11/24/2017		298	300
AES Corporation
3.750% due 06/01/2018		657	663
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018		697	705
Albertson’s LLC
4.250% due 03/21/2016		686	692
4.750% due 03/21/2019		200	201
Alcatel-Lucent USA Inc.
5.750% due 01/30/2019		696	701
Alliant Techsystems Inc.
3.500% due 11/01/2020		100	101
Allison Transmission, Inc.
3.750% due 08/23/2019		671	676
Allnex USA, Inc.
4.500% due 10/03/2019		498	503
AMC Entertainment, Inc.
3.500% due 04/30/2020		124	124
American Renal Holdings Inc.
4.500% due 08/20/2019		497	499
AmWINS Group, LLC
5.000% due 09/06/2019		547	551
Ancestry.com Inc.
4.250% due 05/15/2018		173	173
5.250% due 12/28/2018		109	110
Apex Tool Group, LLC
4.500% due 02/01/2020		746	751
Apria Healthcare Group Inc.
6.750% due 04/05/2020		498	501
Aptalis Pharma, Inc.
6.000% due 10/02/2020		798	813
ARAMARK Corp.
0.019% - 2.025% due 01/26/2014		1	1
0.019% - 3.650% due 07/26/2016		29	29
Arch Coal Inc.
6.250% due 05/16/2018		74	73
Ardagh Packaging Finance PLC
4.250% due 12/17/2019		150	151
Ardent Medical Services, Inc.
6.750% due 07/02/2018		273	275
ARG IH Corp.
5.000% due 11/15/2020		100	101
Asurion LLC
4.500% due 05/24/2019		376	376
Atlantic Aviation FBO, Inc.
3.250% due 06/01/2020		50	50
Atlantic Broadband Finance, LLC
3.250% due 12/02/2019		25	25
August LuxUK Holding Company SARL
5.000% due 04/27/2018		12	12
August U.S. Holding Company, Inc.
5.000% due 04/27/2018		9	9
Autobahn Tank & Rast GmbH
5.000% due 12/05/2019	EUR	50	69
Avaya, Inc.
5.750% due 10/26/2017		$50	49
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		144	144
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		696	702
Berlin Packaging LLC
4.750% due 04/03/2019		299	301
Berry Plastics Holdings Corp.
4.061% due 01/09/2021		150	150
Biomet, Inc.
3.665% - 3.746% due 07/25/2017		1,053	1,063
BJ’s Wholesale Club, Inc.
4.500% due 09/26/2019		400	403
8.500% due 03/31/2020		220	225

BMC Software Finance, Inc.
5.000% due 09/10/2020	1,100	1,105
Boyd Gaming Corp.
4.000% due 08/14/2020	698	703
Brand Energy & Infrastructure Services, Inc.
4.750% due 11/26/2020	475	478
Brickman Group Holdings, Inc.
4.000% due 12/18/2020	200	201
7.500% due 12/18/2021	150	154
Bright Horizons Family Solutions, Inc.
4.000% due 01/30/2020	25	25
Caesars Entertainment Operating Co.
5.488% due 01/28/2018	24	23
Calpine Construction Finance Co. LP
3.000% due 05/03/2020	100	99
Calpine Corp.
4.000% due 04/01/2018	546	550
4.000% due 10/31/2020	25	25
Capsugel Holdings U.S., Inc.
3.500% due 08/01/2018	232	232
Catalent Pharma Solutions, Inc.
3.669% due 09/15/2016	24	25
Catalina Marketing Corp.
5.250% due 10/11/2020	249	253
CCC Information Services, Inc.
4.000% due 12/17/2019	188	189
Cequel Communications LLC
3.500% due 02/14/2019	248	249
CeramTec Acquisition Corp.
4.250% due 08/30/2020	3	3
Ceridian Corp.
4.415% due 05/09/2017	50	50
CityCenter Holdings LLC
5.000% due 10/16/2020	500	508
Clear Channel Communications, Inc.
3.819% due 01/29/2016	1,150	1,117
6.919% due 01/30/2019	200	192
CNO Financial Group, Inc.
3.750% due 09/28/2018	46	47
Commercial Barge Line Co.
7.500% due 09/15/2019	158	157
CommScope, Inc.
3.250% due 01/14/2018	499	503
Community Health Systems, Inc.
3.737% - 3.747% due 01/25/2017	3	3
Convatec, Inc.
4.000% due 12/22/2016	374	377
Covis Pharma Holdings SARL
6.000% due 04/04/2019	305	305
CPG International, Inc.
4.750% due 09/30/2020	499	502
Crosby Worldwide Ltd.
7.000% due 11/18/2020	175	176
7.000% due 11/22/2021	225	229
Crown Castle International Corp.
3.250% due 01/31/2019	297	297
CSC Holdings, Inc.
2.669% due 04/17/2020	149	148
Cumulus Media Holdings, Inc.
4.250% due 12/23/2020	400	403
Cunningham Lindsey U.S., Inc.
5.000% due 12/07/2019	50	50
Darling International, Inc.
3.250% due 12/19/2020	350	353
7.250% due 04/09/2014	75	75
David’s Bridal, Inc.
5.000% due 10/11/2019	373	375
DaVita, Inc.
4.000% due 11/01/2019	596	601
4.500% due 10/20/2016	397	400
Del Monte Foods Co.
4.000% due 03/08/2018	315	316
Dell, Inc.
3.750% due 10/29/2018	500	502
4.500% due 04/29/2020	500	502
DJO Finance LLC
4.750% due 09/15/2017	373	377
Dole Food Company, Inc.
4.500% due 11/01/2018	250	251
Dunkin’ Brands, Inc.
3.750% - 5.000% due 02/14/2020	48	48
Dynegy Holdings, Inc.
4.000% due 04/23/2020	440	443
Eagle Spinco, Inc.
3.500% due 01/28/2017	49	50

Endo Health Solutions, Inc.
3.750% due 12/12/2020	250	251
4.000% due 06/17/2018	9	9
Envision Healthcare Corp.
4.000% due 05/25/2018	897	902
EP Energy LLC
3.500% due 05/24/2018	33	33
Faenza Acquisition GmbH
4.250% due 08/30/2020	34	34
Federal-Mogul Corp.
2.108% due 12/27/2014	48	48
First Data Corp.
4.164% due 03/24/2017	1,100	1,104
4.164% due 09/24/2018	25	25
FMG Resources Pty. Ltd.
4.250% due 06/30/2019	641	650
Formula One
4.500% due 04/30/2019	300	303
Freescale Semiconductor, Inc.
4.750% due 12/01/2016	373	376
5.000% due 03/01/2020	472	478
5.000% due 01/15/2021	249	253
Gardner Denver, Inc.
4.250% due 07/30/2020	1,272	1,276
Generac Power Systems, Inc.
3.500% due 05/31/2020	449	450
General Nutrition Centers, Inc.
3.250% due 03/04/2019	100	100
Genesys Telecom Holdings U.S., Inc.
4.000% due 02/08/2020	149	148
4.500% due 11/13/2020	150	150
Getty Images, Inc.
4.750% due 10/18/2019	915	856
GFA Brands, Inc.
5.000% due 07/09/2020	423	426
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019	500	506
Gray Television, Inc.
4.750% due 10/12/2019	178	179
Grifols, Inc.
4.250% due 06/01/2017	246	248
H.J. Heinz Co.
3.500% due 06/05/2020	1,841	1,857
HCA, Inc.
2.997% due 05/01/2018	349	350
HD Supply, Inc.
4.500% due 10/12/2017	894	903
Health Management Associates, Inc.
3.500% due 11/18/2018	246	247
Hertz Corp.
3.000% due 03/11/2018	242	242
Hilton Worldwide Finance LLC
4.000% due 10/25/2020	1,184	1,195
Hologic, Inc.
3.750% due 08/01/2019	598	602
Hub International Ltd.
4.750% due 10/02/2020	499	506
Huntsman International LLC
3.750% due 10/15/2020	400	401
Iasis Healthcare LLC
4.500% due 05/03/2018	894	901
IMG Worldwide, Inc.
5.500% due 06/16/2016	668	671
IMS Health, Inc.
3.750% due 09/01/2017	104	104
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	724	731
Ion Media Networks, Inc.
5.000% due 12/18/2020	325	327
J Crew Group, Inc.
4.000% due 03/07/2018	597	601
Jarden Corp.
2.919% due 09/30/2020	200	200
JMC Steel Group, Inc.
4.750% due 04/01/2017	521	523
KAR Auction Services, Inc.
3.750% due 05/19/2017	349	351
Kasima, LLC
3.250% due 05/17/2021	75	75
Keystone Automotive Operations, Inc.
7.000% due 08/13/2019	349	351
Kronos, Inc.
4.500% due 10/30/2019	348	351
9.750% due 04/30/2020	25	26
Las Vegas Sands LLC
3.250% due 12/19/2020	500	500

Leslie’s Poolmart, Inc.
4.250% due 10/16/2019	49	49
Level 3 Financing, Inc.
4.000% due 01/15/2020	500	504
LIN Television Corp.
4.000% due 12/21/2018	100	101
Live Nation Entertainment, Inc.
3.500% due 08/16/2020	748	750
LTS Buyer LLC
4.500% due 04/01/2020	149	150
Manitowoc Co., Inc.
3.250% due 12/18/2020	200	201
Manitowoc Company, Inc.
2.688% due 05/13/2016	23	23
Maxim Crane Works LP
10.250% due 11/26/2018	200	201
McJunkin Red Man Corp.
5.000% - 6.250% due 11/09/2019	200	202
MGM Resorts International
3.500% due 12/20/2019	547	547
Michael Foods Group, Inc.
4.250% due 02/25/2018	66	66
Michaels Stores, Inc.
3.750% due 01/28/2020	723	727
Multi Packaging Solutions, Inc.
4.250% due 08/15/2020	25	25
Multi Packagins Solutions
4.250% due 09/30/2020	150	150
Multiplan, Inc.
4.000% due 08/18/2017	341	344
National Financial Partners Corp.
5.250% due 07/01/2020	796	807
Neiman Marcus Group, Inc.
5.000% due 10/25/2020	260	264
NFR Energy LLC
8.750% due 12/31/2018	350	354
NGPL PipeCo LLC
6.750% due 09/15/2017	24	22
Noranda Aluminum Acquisition Corp.
5.750% due 02/28/2019	44	41
Novelis, Inc.
3.750% due 03/10/2017	744	748
NRG Energy, Inc.
2.750% due 07/01/2018	794	793
NXP BV
3.250% due 01/11/2020	249	250
Ocwen Financial Corp.
5.000% due 02/15/2018	196	199
OSI Restaurant Partners LLC
3.500% due 10/26/2019	634	636
Par Pharmaceutical Companies, Inc.
4.250% due 09/28/2019	50	50
Party City Holdings, Inc.
4.250% - 5.500% due 07/27/2019	160	161
Peabody Energy Corp.
4.250% due 09/24/2020	80	80
Penn National Gaming, Inc.
3.250% due 10/30/2020	250	251
Performance Food Group Co.
6.250% due 11/14/2019	50	50
Petco Animal Supplies, Inc.
4.000% due 11/24/2017	497	500
Pharmaceutical Product Development LLC
4.000% due 12/05/2018	696	702
Phillips-Van Heusen Corp.
3.250% due 02/13/2020	36	36
Pinnacle Entertainment, Inc.
3.750% due 08/14/2020	498	501
Pinnacle Foods Finance LLC
3.250% due 04/29/2020	845	845
Playa Resorts Holding BV
4.750% due 08/09/2019	50	51
Polarpak, Inc.
4.500% - 5.500% due 06/07/2020	32	32
PRA Holdings, Inc.
5.000% due 09/23/2020	499	501
Progressive Waste Solutions Ltd.
3.000% due 10/24/2019	50	50
Quebecor Media, Inc.
3.250% due 08/17/2020	75	74
Quintiles Transnational Corp.
4.000% due 06/08/2018	718	719
Realogy Corp.
4.500% due 03/05/2020	446	451
Regent Seven Seas Cruises, Inc.
4.750% due 12/21/2018	250	253

Rexnord LLC
4.000% due 08/21/2020	873	876
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018	898	907
Roofing Supply Group LLC
5.000% due 05/31/2019	496	499
RPI Finance Trust
3.500% due 05/09/2018	96	97
4.000% due 11/09/2018	99	99
Ruby Western Pipeline Holdings, LLC
3.500% due 03/27/2020	189	190
Sage Products, Inc.
4.250% due 12/13/2019	339	340
9.250% due 06/13/2020	25	26
Salem Communications Corp.
4.500% due 03/14/2020	49	49
Salix Pharmaceuticals Ltd.
4.250% due 12/17/2019	250	253
Santander Asset Management S.A.
4.250% due 11/26/2020	250	251
SBA Finance
3.750% due 06/30/2018	91	92
Schaeffler AG
4.250% due 01/27/2017	699	706
Scientific Games International, Inc.
4.250% due 10/18/2020	50	50
SeaWorld Parks & Entertainment, Inc.
3.000% due 05/14/2020	80	79
Sensata Technologies Finance Company LLC
3.250% due 05/12/2018	200	202
Sequa Corp.
5.250% due 06/19/2017	472	463
Serta Simmons Holdings LLC
4.250% due 10/01/2019	376	378
ServiceMaster Co.
4.250% due 01/31/2017	472	467
Ship US Bidco, Inc.
4.750% due 11/30/2019	500	505
Smart & Final Stores LLC
4.750% due 11/15/2019	273	274
Spectrum Brands, Inc.
3.000% - 4.500% due 09/04/2017	74	74
3.500% - 5.000% due 09/04/2019	698	702
Springleaf Financial Funding Co.
4.750% due 09/30/2019	500	507
Sprouts Farmers Markets Holdings LLC
4.000% due 04/23/2020	113	113
Station Casinos LLC
5.000% due 03/01/2020	895	906
Sun Products Corp.
5.500% due 03/18/2020	731	694
SunGard Data Systems, Inc.
1.915% due 02/28/2014	2	2
4.000% due 03/08/2020	50	50
4.500% due 01/31/2020	10	10
Syniverse Holdings, Inc.
4.000% due 04/23/2019	891	893
Tallgrass Operations LLC
4.250% due 11/13/2018	250	252
Taminco Global Chemical Corp.
4.250% due 02/15/2019	497	501
Telesat LLC
3.500% due 03/28/2019	496	498
Tempur-Pedic International, Inc.
3.500% due 03/18/2020	50	50
Time Warner Telecom Holdings, Inc.
2.670% due 04/17/2020	248	248
TMS International Corp.
4.500% due 10/16/2020	150	151
TNT Crane & Rigging, Inc.
5.500% due 11/27/2020	100	100
Tomkins LLC
3.750% due 09/29/2016	393	395
Transdigm, Inc.
3.500% due 02/28/2017	497	500
3.750% due 02/28/2020	249	250
TransUnion LLC
4.250% due 02/08/2019	596	600
Tribune Co.
4.000% due 12/27/2020	450	449
Tronox Pigments BV
4.500% due 03/19/2020	547	555
Truven Health Analytics, Inc.
4.500% due 06/06/2019	348	349
TWCC Holding Corp.
3.500% due 02/13/2017	747	752

U.S. Renal Care, Inc.
5.250% due 07/03/2019	425	430
United Surgical Partners International, Inc.
4.750% due 04/03/2019	298	300
Univar, Inc.
5.000% due 06/30/2017	528	524
Universal Health Services, Inc.
2.417% due 11/15/2016	37	38
Univision Communications, Inc.
4.500% due 03/01/2020	1,146	1,154
UPC Financing Partnership
3.250% due 06/30/2021	100	100
US Airways Group, Inc.
3.250% due 11/23/2016	75	75
US Foods, Inc.
4.500% due 03/31/2019	150	151
USI, Inc.
5.000% due 12/27/2019	373	375
Valeant Pharmaceuticals International, Inc.
3.750% due 02/13/2019	49	50
4.500% due 08/05/2020	1,495	1,506
Vertafore, Inc.
4.250% due 10/20/2019	732	738
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020	1,250	1,254
VWR Funding, Inc.
4.169% due 04/03/2017	25	25
Walter Energy, Inc.
6.750% due 04/01/2018	226	222
Walter Investment Management
4.750% due 12/19/2020	300	302
WaveDivision Holdings LLC
4.000% due 10/15/2019	42	42
Weight Watchers International, Inc.
3.750% due 04/02/2020	199	178
West Corp.
3.750% due 06/30/2018	690	694
Wilsonart International Holdings LLC
4.000% due 10/31/2019	994	988
Windstream Corp.
3.500% due 08/08/2019	250	251
3.500% due 01/23/2020	50	50
WMG Acquisition Corp.
3.750% due 07/01/2020	798	800
WNA Holdings Inc.
4.500% - 5.500% due 06/07/2020	18	18
WTG Holdings Corp.
4.750% due 12/12/2020	200	201
8.500% due 12/12/2021	50	51
Zuffa LLC
4.500% due 02/25/2020	472	477

Total Bank Loan Obligations (Cost $88,929)		89,277

CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.1%
SLM Corp.
4.875% due 06/17/2019	100	100

INDUSTRIALS 0.4%
Avis Budget Car Rental LLC
2.996% due 12/01/2017	50	50
Churchill Downs, Inc.
5.375% due 12/15/2021	25	25
CNH Capital LLC
3.625% due 04/15/2018	100	102
Endo Finance Co.
5.750% due 01/15/2022	75	76
Post Holdings, Inc.
6.750% due 12/01/2021	25	26
Salix Pharmaceuticals Ltd.
6.000% due 01/15/2021	25	26
SIWF Merger Sub, Inc.
6.250% due 06/01/2021	50	51
Valeant Pharmaceuticals International, Inc.
5.625% due 12/01/2021	25	25

Wise Metals Group LLC
8.750% due 12/15/2018	50	53

		434

UTILITIES 0.1%
Sprint Corp.
7.125% due 06/15/2024	75	76

Total Corporate Bonds & Notes (Cost $599)		610

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (a) 0.6%		569

Total Short-Term Instruments (Cost $569)		569

Total Investments in Securities (Cost $90,097)		90,456

	SHARES
INVESTMENTS IN AFFILIATES 9.1%
SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short-Term Floating NAV Portfolio	842,004	8,424

Total Short-Term Instruments (Cost $8,425)		8,424

Total Investments in Affiliates (Cost $8,425)		8,424

Total Investments 106.4% (Cost $98,522)		$98,880
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $(0))		0
Other Assets and Liabilities, net (6.4%)		(5,976)

Net Assets 100.0%		$92,904

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$569	Fannie Mae 2.120% due 11/07/2022	$(585)	$569	$569

Total Repurchase Agreements						$(585)	$569	$569

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
BRC	02/2014	EUR	50	$69	$0	$0

Total Forward Foreign Currency Contracts					$0	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$86,372	$2,905	$89,277
Corporate Bonds & Notes
Banking & Finance	0	100	0	100
Industrials	0	434	0	434
Utilities	0	76	0	76
Short-Term Instruments
Repurchase Agreements	0	569	0	569
	$0	$87,551	$2,905	$90,456

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,424	$0	$0	$8,424
Total Investments	$8,424	$87,551	$2,905	$98,880

Totals	$8,424	$87,551	$2,905	$98,880

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$1,174	$4,460	$(1,305)	$0	$4	$4	$399	$(1,831)	$2,905	$26

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$2,905	Indicative Market Quotation	Broker Quote	99.25 - 102.63

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0%
CORPORATE BONDS & NOTES 31.6%
BANKING & FINANCE 28.2%
Achmea Hypotheekbank NV
0.592% due 11/03/2014	$15,000	$15,036
African Development Bank
0.572% due 08/04/2014	13,200	13,225
American Express Co.
7.250% due 05/20/2014	4,000	4,106
American Express Credit Corp.
5.125% due 08/25/2014	1,200	1,237
American Honda Finance Corp.
0.643% due 06/18/2014	8,700	8,722
1.850% due 09/19/2014	16,073	16,234
American International Group, Inc.
4.250% due 09/15/2014	2,000	2,051
ANZ New Zealand International Ltd.
0.678% due 08/19/2014	6,800	6,816
Asian Development Bank
0.167% due 05/29/2015	25,000	25,008
0.180% due 05/29/2015	4,500	4,508
2.750% due 05/21/2014	32,600	32,916
Bank Nederlandse Gemeenten
0.288% due 05/07/2015	25,500	25,487
1.500% due 03/28/2014	60,700	60,875
5.000% due 05/16/2014	19,700	20,043
Bank of Montreal
1.300% due 10/31/2014	27,000	27,226
2.850% due 06/09/2015	15,000	15,512
Bank of New York Mellon Corp.
0.522% due 01/31/2014	12,800	12,803
Bank of Nova Scotia
1.250% due 11/07/2014	20,000	20,166
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014	96,700	97,132
1.500% due 12/12/2014	91,150	92,162
Caterpillar Financial Services Corp.
0.589% due 02/09/2015	600	602
CDP Financial, Inc.
3.000% due 11/25/2014	10,400	10,654
Citigroup, Inc.
0.367% due 03/07/2014	100	100
1.177% due 04/01/2014	13,525	13,552
1.694% due 01/13/2014	18,124	18,131
6.375% due 08/12/2014	1,524	1,575
CME Group, Inc.
5.750% due 02/15/2014	650	654
Commonwealth Bank of Australia
0.524% due 09/17/2014	42,900	42,994
0.689% due 07/23/2014	3,000	3,004
0.746% due 06/25/2014	90,200	90,408
2.900% due 09/17/2014	45,000	45,824
3.625% due 06/25/2014	1,100	1,118
Credit Suisse
5.500% due 05/01/2014	1,400	1,423
Dexia Credit Local S.A.
0.717% due 04/29/2014	6,000	6,009
2.750% due 01/10/2014	33,500	33,515
2.750% due 04/29/2014	43,185	43,527
Erste Abwicklungsanstalt
0.544% due 10/15/2014	20,000	20,044
European Investment Bank
0.642% due 02/03/2014	21,000	21,011
FMS Wertmanagement AoeR
0.345% due 01/26/2015	18,000	18,038
0.494% due 06/30/2015	8,600	8,633
Ford Motor Credit Co. LLC
1.338% due 08/28/2014	3,000	3,014
8.000% due 06/01/2014	8,270	8,523
General Electric Capital Corp.
0.503% due 09/15/2014	12,200	12,223
0.873% due 04/07/2014	36,454	36,515
2.150% due 01/09/2015	400	407
3.125% due 03/12/2014	3,000	3,015
5.500% due 06/04/2014	37,000	37,811
5.900% due 05/13/2014	7,400	7,550

Goldman Sachs Group, Inc.
0.847% due 09/29/2014	22,739	22,782
1.238% due 02/07/2014	133,722	133,819
5.150% due 01/15/2014	31,186	31,234
HSBC Bank PLC
1.044% due 01/17/2014	15,080	15,085
1.625% due 07/07/2015	34,000	34,225
HSBC Bank USA N.A.
4.625% due 04/01/2014	14,000	14,145
HSBC Finance Corp.
0.494% due 01/15/2014	41,315	41,316
5.250% due 01/15/2014	16,578	16,606
ING Bank NV
1.642% due 06/09/2014	300	302
Inter-American Development Bank
0.021% due 02/18/2014	28,000	27,993
0.094% due 01/15/2015	3,400	3,399
0.185% due 10/23/2015	18,900	18,901
John Deere Capital Corp.
0.388% due 04/25/2014	21,300	21,312
1.250% due 12/02/2014	5,400	5,449
JPMorgan Chase & Co.
0.993% due 05/02/2014	87,050	87,259
1.038% due 01/24/2014	70,094	70,132
2.050% due 01/24/2014	53,296	53,297
4.650% due 06/01/2014	10,375	10,558
5.375% due 01/15/2014	12,800	12,821
KFW
0.211% due 02/28/2014	170,000	170,038
0.220% due 04/11/2014	254,000	254,088
0.244% due 03/17/2014	8,000	8,001
0.378% due 08/05/2014	50,000	50,047
0.424% due 01/17/2014	12,900	12,902
1.375% due 01/13/2014	10,000	10,002
1.500% due 04/04/2014	6,400	6,423
3.500% due 03/10/2014	32,300	32,489
4.125% due 10/15/2014	8,350	8,601
Landwirtschaftliche Rentenbank
4.875% due 01/10/2014	6,000	6,005
Merrill Lynch & Co., Inc.
5.000% due 02/03/2014	17,353	17,417
MetLife Institutional Funding
1.146% due 04/04/2014	15,500	15,534
Metropolitan Life Global Funding
0.994% due 01/10/2014	3,700	3,701
Monumental Global Funding
0.444% due 01/15/2014	22,260	22,263
Morgan Stanley
0.543% due 01/09/2014	26,600	26,601
1.838% due 01/24/2014	71,585	71,644
2.875% due 01/24/2014	9,450	9,462
National Bank of Canada
1.650% due 01/30/2014	95,250	95,350
National Rural Utilities Cooperative Finance Corp.
0.318% due 02/18/2014	15,400	15,402
Nederlandse Waterschapsbank NV
0.288% due 10/27/2014	60,800	60,757
0.318% due 11/06/2014	19,500	19,502
0.518% due 05/23/2015	7,100	7,128
1.375% due 05/16/2014	28,700	28,817
Nordea Bank AB
1.144% due 01/14/2014	2,583	2,584
2.125% due 01/14/2014	1,000	1,001
Nordea Eiendomskreditt A/S
0.663% due 04/07/2015	57,010	57,068
1.875% due 04/07/2015	106,025	106,492
NRW Bank
0.559% due 12/01/2014	5,600	5,616
Oesterreichische Kontrollbank AG
1.375% due 01/21/2014	3,054	3,056
Rabobank Group
4.200% due 05/13/2014	3,200	3,245
SSIF Nevada LP
0.944% due 04/14/2014	40,675	40,748
Standard Chartered PLC
1.189% due 05/12/2014	4,225	4,238
5.500% due 11/18/2014	21,971	22,898
Svensk Exportkredit AB
0.284% due 07/13/2014	14,390	14,392
0.296% due 01/05/2015	3,600	3,601
0.396% due 03/23/2014	15,450	15,461
0.989% due 08/14/2014	94,850	95,352
3.250% due 09/16/2014	20,003	20,411
Swedbank Hypotek AB
0.697% due 03/28/2014	53,500	53,562

Toronto-Dominion Bank
0.875% due 09/12/2014	2,000	2,008
Toyota Motor Credit Corp.
0.403% due 01/27/2014	89,000	89,027
Wells Fargo & Co.
3.750% due 10/01/2014	1,800	1,846
Westpac Banking Corp.
2.700% due 12/09/2014	1,600	1,632
Westpac Securities NZ Ltd.
3.450% due 07/28/2014	42,000	42,755

		3,150,941

INDUSTRIALS 3.2%
Anheuser-Busch InBev Worldwide, Inc.
0.603% due 07/14/2014	3,700	3,708
0.788% due 01/27/2014	38,421	38,436
5.375% due 11/15/2014	7,480	7,792
BHP Billiton Finance USA Ltd.
1.125% due 11/21/2014	3,700	3,727
5.500% due 04/01/2014	3,900	3,950
Burlington Northern Santa Fe LLC
7.000% due 02/01/2014	2,000	2,010
Cisco Systems, Inc.
0.493% due 03/14/2014	1,100	1,101
Comcast Corp.
5.300% due 01/15/2014	26,542	26,581
Daimler Finance North America LLC
1.024% due 04/10/2014	13,500	13,525
Eli Lilly & Co.
4.200% due 03/06/2014	4,800	4,832
Enterprise Products Operating LLC
9.750% due 01/31/2014	2,410	2,427
EOG Resources, Inc.
0.992% due 02/03/2014	16,470	16,481
Hewlett-Packard Co.
6.125% due 03/01/2014	3,000	3,026
International Business Machines Corp.
0.875% due 10/31/2014	8,300	8,335
NBCUniversal Media LLC
2.100% due 04/01/2014	13,774	13,834
Network Rail Infrastructure Finance PLC
1.500% due 01/13/2014	2,000	2,000
Novartis Capital Corp.
4.125% due 02/10/2014	18,810	18,884
Philip Morris International, Inc.
6.875% due 03/17/2014	50,439	51,113
Procter & Gamble Co.
0.700% due 08/15/2014	250	251
Sanofi
0.557% due 03/28/2014	8,250	8,263
1.625% due 03/28/2014	979	982
Statoil ASA
3.875% due 04/15/2014	3,000	3,029
Target Corp.
0.416% due 07/18/2014	5,000	5,006
Teva Pharmaceutical Finance BV
0.746% due 03/21/2014	12,930	12,940
1.700% due 03/21/2014	8,500	8,526
Total Capital Canada Ltd.
0.624% due 01/17/2014	25,500	25,505
United Parcel Service, Inc.
3.875% due 04/01/2014	300	302
UnitedHealth Group, Inc.
0.362% due 08/28/2014	1,900	1,901
Volkswagen International Finance NV
0.837% due 11/20/2014	18,000	18,076
0.857% due 04/01/2014	20,089	20,112
0.996% due 03/21/2014	5,500	5,510
1.875% due 04/01/2014	7,200	7,202
Wal-Mart Stores, Inc.
1.625% due 04/15/2014	1,300	1,305
3.200% due 05/15/2014	400	404
Walgreen Co.
0.744% due 03/13/2014	15,170	15,186

		356,262

UTILITIES 0.2%
BP Capital Markets PLC
0.843% due 03/11/2014	12,640	12,654
3.625% due 05/08/2014	5,165	5,222
Dominion Resources, Inc.
1.800% due 03/15/2014	1,000	1,003

Duke Energy Corp.
6.300% due 02/01/2014	2,900	2,913
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	3,000	3,045
Shell International Finance BV
4.000% due 03/21/2014	500	504
Verizon Communications, Inc.
1.250% due 11/03/2014	3,600	3,622
1.950% due 03/28/2014	1,100	1,104

		30,067

Total Corporate Bonds & Notes (Cost $3,537,634)		3,537,270

U.S. GOVERNMENT AGENCIES 28.0%
Fannie Mae
0.360% due 06/23/2014	24,800	24,833
Federal Farm Credit Bank
0.150% due 02/03/2014 - 02/20/2014	145,000	145,019
0.157% due 01/28/2015	32,000	32,016
0.175% due 08/27/2014	47,075	47,101
0.180% due 07/21/2014	60,900	60,950
0.190% due 11/19/2014	5,100	5,102
0.195% due 07/27/2015	14,000	14,014
0.197% due 07/20/2015	1,400	1,401
0.204% due 08/17/2015	2,000	2,002
0.208% due 09/08/2014	2,915	2,917
0.250% due 07/28/2014	15,740	15,751
0.260% due 07/14/2014	12,405	12,420
0.290% due 09/15/2014	4,800	4,809
0.300% due 03/27/2014	110,800	110,873
0.375% due 01/02/2015	75,000	75,156
Federal Home Loan Bank
0.058% due 01/27/2014	495,000	495,045
0.113% due 12/08/2014	47,200	47,201
0.117% due 11/20/2014	110,000	110,008
0.124% due 11/17/2014 - 02/17/2015	131,900	131,918
0.127% due 02/28/2014 - 02/13/2015	76,100	76,108
0.129% due 02/12/2015	9,400	9,401
0.135% due 02/27/2014	103,000	103,011
0.140% due 02/03/2014	165,000	165,018
0.170% due 01/02/2014 - 02/24/2014	1,123,630	1,123,701
0.190% due 12/11/2014	105,000	105,031
1.375% due 08/18/2014	8,000	8,062
Freddie Mac
0.250% due 08/14/2014	50,000	50,037
1.000% due 07/30/2014 - 08/27/2014	155,627	156,474

Total U.S. Government Agencies (Cost $3,134,705)		3,135,379

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Notes
0.250% due 02/28/2015	250,000	250,176
0.250% due 05/31/2015	150,000	150,079
0.375% due 06/30/2015	125,000	125,268

Total U.S. Treasury Obligations (Cost $525,454)		525,523

ASSET-BACKED SECURITIES 0.4%
Ford Credit Auto Owner Trust
0.220% due 08/15/2014	1,032	1,032
0.240% due 12/15/2014	16,595	16,595
Honda Auto Receivables Owner Trust
0.240% due 05/16/2014	1,346	1,346
Nissan Auto Receivables Owner Trust
0.210% due 08/15/2014	5,376	5,377
0.230% due 12/15/2014	7,000	7,000
Volkswagen Auto Loan Enhanced Trust
0.230% due 11/20/2014	6,349	6,349

Total Asset-Backed Securities (Cost $37,698)		37,699

SOVEREIGN ISSUES 15.1%
Export Development Canada
0.160% due 06/03/2015	21,800	21,798
Japan Bank for International Cooperation
2.875% due 02/02/2015	16,600	17,039
4.625% due 12/12/2014	10,000	10,395
Kommunalbanken A/S
0.230% due 08/28/2014	320,400	320,526
0.361% due 03/10/2014	101,050	101,085
1.000% due 06/16/2014	7,600	7,631
Kommunekredit
0.439% due 04/23/2014	68,000	68,054

Kommuninvest Sverige AB
0.239% due 09/12/2014	70,000	69,991
0.244% due 10/17/2014	65,000	65,003
0.293% due 09/11/2014	28,000	27,987
0.396% due 04/11/2014	11,450	11,456
Province of Manitoba
1.375% due 04/28/2014	2,460	2,469
Province of Ontario
0.950% due 05/26/2015	30,000	30,241
1.375% due 01/27/2014	620,278	620,772
4.100% due 06/16/2014	179,043	182,160
Province of Quebec
4.875% due 05/05/2014	5,810	5,901
State of North Rhine-Westphalia
0.372% due 03/06/2015	3,500	3,504
0.689% due 09/03/2014	19,100	19,154
Sweden Government International Bond
0.250% due 11/13/2014	103,000	102,986
1.000% due 06/03/2014	1,250	1,255

Total Sovereign Issues (Cost $1,689,125)		1,689,407

SHORT-TERM INSTRUMENTS 20.2%
COMMERCIAL PAPER 5.4%
Bank Nederlandse Gemeenten N.V.
0.200% due 02/03/2014	2,000	2,000
0.210% due 03/07/2014	1,600	1,600
0.225% due 04/22/2014	34,500	34,480
BASF AG
0.260% due 03/28/2014	19,000	18,995
0.300% due 03/28/2014	14,300	14,296
CNPC Finance Ltd.
0.380% due 01/24/2014	24,600	24,594
0.390% due 02/10/2014	20,000	19,991
0.420% due 01/09/2014	2,600	2,600
Daimler Finance North America LLC
0.700% due 03/11/2014	20,700	20,689
Dominion Resources
0.280% due 01/21/2014	10,400	10,398
Electricite de France S.A.
0.825% due 01/17/2014	44,500	44,485
Entergy Corp.
0.700% due 01/14/2014	2,800	2,799
0.700% due 01/22/2014	3,300	3,299
0.700% due 01/30/2014	4,400	4,398
Ford Motor Credit Co.
0.800% due 05/01/2014	5,000	4,992
0.880% due 07/14/2014	6,000	5,981
0.900% due 08/01/2014	10,000	9,965
1.021% due 01/06/2014	4,525	4,524
Holcim U.S. Finance SARL & Cie S.C.S.
0.430% due 02/07/2014	5,000	4,998
Kells Funding LLC
0.170% due 01/21/2014	10,000	9,999
0.218% due 06/11/2014	19,800	19,800
0.219% due 03/14/2014	30,000	30,005
KfW
0.098% due 01/10/2014	50,000	49,999
Nederlandse Waterschapsbank N.V.
0.249% due 12/05/2014	12,000	12,001
Nissan Motor Acceptance Corp.
0.300% due 01/06/2014	10,000	10,000
0.320% due 01/07/2014	14,200	14,199
0.320% due 01/10/2014	13,100	13,099
0.320% due 01/23/2014	14,800	14,797
PROVINCE OF ONTARIO
0.095% due 01/22/2014	100,000	99,995
Vodafone Group PLC
0.215% due 01/28/2014	25,000	24,996
0.690% due 02/10/2014	7,000	6,995
0.698% due 01/28/2014	11,500	11,494
0.720% due 01/28/2014	33,800	33,782
Volvo Group Treasury North America LP
0.320% due 01/10/2014	15,000	14,999
0.418% due 04/14/2014	450	450

0.420% due 04/14/2014	5,800	5,795

		607,489

REPURCHASE AGREEMENTS (a) 8.1%		903,026

SHORT-TERM NOTES 6.7%
BMW Vehicle Owner Trust
0.230% due 10/27/2014	7,134	7,134
CNPC Finance Ltd.
0.569% due 02/20/2014	51,600	51,561
Export Development Canada
0.110% due 02/04/2014	45,100	45,103
Federal Farm Credit Bank
0.120% due 06/06/2014	27,700	27,705
0.160% due 08/01/2014	117,000	117,024
0.180% due 01/14/2014	1,700	1,700
Federal Home Loan Bank
0.010% due 01/02/2014	2,560	2,560
0.118% due 07/25/2014	100,000	99,984
0.120% due 06/09/2014	66,200	66,205
0.125% due 07/25/2014 - 09/03/2014	72,000	71,999
0.170% due 08/20/2014 - 08/28/2014	116,970	116,998
0.180% due 07/15/2014	71,655	71,676
0.190% due 07/25/2014	7,680	7,683
Holmes Master Issuer PLC
0.247% due 04/15/2014	42,000	42,001
Hyundai Auto Receivables Trust
0.220% due 09/15/2014	6,803	6,803
M&T Bank Auto Receivables Trust
0.250% due 09/15/2014	9,977	9,977
MetLife Institutional Funding
0.314% due 01/10/2014	800	800

		746,913

Total Short-Term Instruments (Cost $2,257,231)		2,257,428

Total Investments in Securities (Cost $11,181,847)		11,182,706

Total Investments 100.0% (Cost $11,181,847)		$11,182,706
Other Assets and Liabilities, net 0.0%		694

Net Assets 100.0%		$11,183,400

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.210%	05/01/2013	05/01/2014	$100,000	Fannie Mae 3.000% - 4.000% due 04/01/2027 - 03/01/2042	$(98,696)	$100,000	$100,143
	0.230%	05/21/2013	12/17/2015	7,501	Citigroup, Inc. 4.450% due 01/10/2017	(7,852)	7,501	7,509
	0.250%	05/22/2013	05/22/2015	2,960	Eli Lilly & Co. 4.200% due 03/06/2014	(3,059)	2,960	2,965
BSN	0.140%	12/11/2013	03/11/2014	68,355	Fannie Mae 2.625% due 06/12/2028	(67,863)	68,355	68,361
FOB	0.010%	12/31/2013	01/02/2014	5,000	U.S. Treasury Notes 0.625% due 08/15/2016	(5,103)	5,000	5,000
GRE	0.080%	11/12/2013	01/15/2014	75,000	U.S. Treasury Notes 1.500% due 06/30/2016	(75,840)	75,000	75,009
	0.080%	12/20/2013	01/15/2014	15,800	U.S. Treasury Notes 1.500% due 06/30/2016	(15,996)	15,800	15,800
	0.080%	11/13/2013	01/17/2014	50,000	U.S. Treasury Notes 3.250% due 07/31/2016	(50,978)	50,000	50,006
	0.080%	11/13/2013	01/23/2014	100,000	U.S. Treasury Notes 4.125% due 05/15/2015	(100,149)	100,000	100,011
	0.090%	11/25/2013	01/24/2014	50,000	U.S. Treasury Notes 4.250% due 11/15/2014	(51,007)	50,000	50,005
	0.090%	12/02/2013	01/31/2014	50,000	U.S. Treasury Notes 2.750% due 11/30/2016	(50,110)	50,000	50,004
JPS	0.060%	12/31/2013	01/02/2014	7,500	U.S. Treasury Notes 4.000% due 08/15/2018	(7,699)	7,500	7,500
MBC	0.120%	11/22/2013	01/22/2014	50,000	U.S. Treasury Notes 2.125% due 12/31/2015	(50,435)	50,000	50,007
NXN	0.010%	12/31/2013	01/02/2014	257,000	U.S. Treasury Notes 2.625% due 07/31/2014	(262,193)	257,000	257,000
RDR	0.005%	12/31/2013	01/02/2014	25,200	U.S. Treasury Notes 2.125% due 08/31/2020	(25,712)	25,200	25,200
SSB	0.000%	12/31/2013	01/02/2014	38,710	Freddie Mac 2.100% due 10/17/2022	(39,488)	38,710	38,710

Total Repurchase Agreements						$(912,180)	$903,026	$903,230

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,150,941	$0	$3,150,941
Industrials	0	356,262	0	356,262
Utilities	0	30,067	0	30,067
U.S. Government Agencies	0	3,135,379	0	3,135,379
U.S. Treasury Obligations	0	525,523	0	525,523
Asset-Backed Securities	0	37,699	0	37,699
Sovereign Issues	0	1,689,407	0	1,689,407
Short-Term Instruments
Commercial Paper	0	607,489	0	607,489
Repurchase Agreements	0	903,026	0	903,026
Short-Term Notes	0	746,913	0	746,913

Totals Investments	$0	$11,182,706	$0	$11,182,706

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Sovereign Issues	$11,988	$0	$(12,001)	$0	$0	$13	$0	$0	$0	$0
Short-Term Instruments
Finland Treasury Bills	89,641	0	(90,000)	53	0	306	0	0	0	0

Total Investments	$101,629	$0	$(102,001)	$53	$0	$319	$0	$0	$0	$0

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5%
CORPORATE BONDS & NOTES 32.1%
BANKING & FINANCE 27.2%
Achmea Hypotheekbank NV
0.592% due 11/03/2014	$51,000	$51,122
3.200% due 11/03/2014	250	256
African Development Bank
0.572% due 08/04/2014	5,200	5,210
American Express Co.
7.250% due 05/20/2014	1,000	1,026
American Express Credit Corp.
1.098% due 06/24/2014	1,650	1,656
5.125% due 08/25/2014	1,000	1,031
American Honda Finance Corp.
0.462% due 11/03/2014	3,000	3,006
0.643% due 06/18/2014	1,400	1,404
0.689% due 05/08/2014	5,000	5,009
1.850% due 09/19/2014	550	556
American International Group, Inc.
4.250% due 09/15/2014	1,000	1,025
ANZ New Zealand International Ltd.
0.678% due 08/19/2014	11,000	11,026
Asian Development Bank
0.167% due 05/29/2015	3,390	3,391
0.875% due 06/10/2014	5,350	5,366
2.750% due 05/21/2014	50,722	51,214
Bank Nederlandse Gemeenten
0.288% due 05/07/2015	21,500	21,489
1.000% due 11/17/2014	300	302
1.500% due 03/28/2014	17,250	17,300
3.125% due 01/12/2015	3,000	3,084
5.000% due 05/16/2014	5,900	6,003
Bank of America Corp.
7.375% due 05/15/2014	8,600	8,815
Bank of Montreal
1.300% due 10/31/2014	33,000	33,277
2.850% due 06/09/2015	10,000	10,342
Bank of New York Mellon Corp.
0.522% due 01/31/2014	3,600	3,601
Bank of Nova Scotia
1.050% due 03/20/2015	2,470	2,490
1.250% due 11/07/2014	7,600	7,663
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014	11,700	11,752
1.500% due 12/12/2014	21,770	22,012
CDP Financial, Inc.
3.000% due 11/25/2014	5,750	5,890
Citigroup, Inc.
0.367% due 03/07/2014	10,275	10,273
1.694% due 01/13/2014	6,700	6,703
6.375% due 08/12/2014	9,446	9,765
CME Group, Inc.
5.750% due 02/15/2014	200	201
Commonwealth Bank of Australia
0.524% due 09/17/2014	11,900	11,926
0.746% due 06/25/2014	27,400	27,463
2.900% due 09/17/2014	5,000	5,092
3.500% due 03/19/2015	1,400	1,450
3.625% due 06/25/2014	6,300	6,402
Credit Suisse
5.500% due 05/01/2014	2,200	2,236
Dexia Credit Local S.A.
0.717% due 04/29/2014	21,200	21,217
2.750% due 01/10/2014	26,918	26,930
2.750% due 04/29/2014	34,150	34,421
Erste Abwicklungsanstalt
0.544% due 10/15/2014	28,000	28,062
0.625% due 11/20/2014	9,200	9,208
0.994% due 03/13/2015	4,400	4,437
European Investment Bank
0.642% due 02/03/2014	10,000	10,005
1.125% due 08/15/2014	2,600	2,615
FMS Wertmanagement AoeR
0.345% due 01/26/2015	10,000	10,021
0.494% due 06/30/2015	51,200	51,395
0.497% due 04/01/2014	15,000	15,011

Ford Motor Credit Co. LLC
1.338% due 08/28/2014	5,000	5,024
3.875% due 01/15/2015	5,000	5,161
8.700% due 10/01/2014	6,000	6,361
General Electric Capital Corp.
0.503% due 09/15/2014	2,777	2,782
0.623% due 01/09/2015	1,000	1,004
0.869% due 06/02/2014	4,050	4,061
0.873% due 04/07/2014	4,075	4,082
1.093% due 01/07/2014	4,900	4,901
5.500% due 06/04/2014	4,000	4,088
5.900% due 05/13/2014	9,215	9,402
Goldman Sachs Group, Inc.
0.847% due 09/29/2014	12,634	12,658
1.238% due 02/07/2014	31,395	31,418
1.239% due 11/21/2014	400	402
5.150% due 01/15/2014	8,340	8,353
6.000% due 05/01/2014	4,231	4,307
HSBC Bank PLC
1.044% due 01/17/2014	2,050	2,051
1.625% due 07/07/2015	31,600	31,810
HSBC Bank USA N.A.
4.625% due 04/01/2014	3,600	3,637
HSBC Finance Corp.
0.494% due 01/15/2014	21,835	21,835
5.250% due 01/15/2014	3,500	3,506
Inter-American Development Bank
0.021% due 02/18/2014	11,400	11,397
0.094% due 01/15/2015	2,000	1,999
0.185% due 10/23/2015	11,500	11,501
0.687% due 05/20/2014	19,003	19,035
John Deere Capital Corp.
0.388% due 04/25/2014	5,700	5,703
0.413% due 06/16/2014	600	600
0.459% due 03/03/2014	1,715	1,716
1.250% due 12/02/2014	2,100	2,119
JPMorgan Chase & Co.
0.993% due 05/02/2014	37,140	37,229
1.038% due 01/24/2014	10,600	10,606
1.875% due 03/20/2015	5,000	5,069
2.050% due 01/24/2014	12,500	12,500
3.700% due 01/20/2015	900	928
4.650% due 06/01/2014	21,600	21,980
5.375% due 01/15/2014	6,300	6,310
KFW
0.211% due 02/28/2014	50,000	50,011
0.220% due 04/11/2014	40,000	40,014
0.237% due 08/20/2014	1,000	999
0.244% due 03/17/2014	2,400	2,400
0.378% due 08/05/2014	16,700	16,716
0.424% due 01/17/2014	11,720	11,722
1.000% due 01/12/2015	3,000	3,023
1.375% due 01/13/2014	25,000	25,006
1.500% due 04/04/2014	5,000	5,018
3.500% due 03/10/2014	1,000	1,006
4.125% due 10/15/2014	3,500	3,605
Landwirtschaftliche Rentenbank
0.392% due 10/19/2014	45,900	45,963
2.250% due 03/11/2014	47,259	47,430
4.875% due 01/10/2014	6,500	6,505
Lloyds Bank PLC
2.588% due 01/24/2014	1,623	1,625
MassMutual Global Funding
2.875% due 04/21/2014	515	519
Merrill Lynch & Co., Inc.
5.000% due 02/03/2014	800	803
MetLife Institutional Funding
1.146% due 04/04/2014	4,265	4,274
Metropolitan Life Global Funding
5.125% due 06/10/2014	1,000	1,021
Monumental Global Funding
0.444% due 01/15/2014	3,250	3,250
5.250% due 01/15/2014	4,800	4,808
Morgan Stanley
0.543% due 01/09/2014	18,115	18,115
1.838% due 01/24/2014	25,640	25,661
2.875% due 01/24/2014	2,940	2,944
2.875% due 07/28/2014	100	101
6.000% due 05/13/2014	5,123	5,222
National Bank of Canada
1.650% due 01/30/2014	77,650	77,732
National Rural Utilities Cooperative Finance Corp.
0.318% due 02/18/2014	3,000	3,000
Nederlandse Waterschapsbank NV
0.288% due 10/27/2014	35,345	35,320
0.318% due 11/06/2014	10,300	10,301

0.518% due 05/23/2015	5,800	5,823
1.375% due 05/16/2014	13,700	13,757
Nordea Bank AB
1.144% due 01/14/2014	2,160	2,161
2.125% due 01/14/2014	1,000	1,001
Nordea Eiendomskreditt A/S
0.663% due 04/07/2015	28,990	29,019
1.875% due 04/07/2015	38,500	38,669
NRW Bank
0.559% due 12/01/2014	2,000	2,006
Oesterreichische Kontrollbank AG
0.647% due 03/28/2014	5,000	5,006
1.375% due 01/21/2014	8,000	8,005
Pricoa Global Funding
5.450% due 06/11/2014	4,700	4,801
Rabobank Group
4.200% due 05/13/2014	3,350	3,396
SSIF Nevada LP
0.944% due 04/14/2014	21,940	21,979
Standard Chartered PLC
1.189% due 05/12/2014	11,350	11,385
5.500% due 11/18/2014	320	333
Svensk Exportkredit AB
0.284% due 07/13/2014	1,800	1,800
0.296% due 01/05/2015	1,300	1,300
0.396% due 03/23/2014	500	500
0.892% due 03/09/2015	1,000	1,008
0.989% due 08/14/2014	18,306	18,403
3.250% due 09/16/2014	57,300	58,470
Swedbank Hypotek AB
0.697% due 03/28/2014	32,920	32,959
Toronto-Dominion Bank
0.875% due 09/12/2014	9,100	9,138
Toyota Motor Credit Corp.
0.403% due 01/27/2014	21,200	21,206
Westpac Banking Corp.
2.700% due 12/09/2014	800	816
Westpac Securities NZ Ltd.
3.450% due 07/28/2014	45,925	46,751

		1,700,492

INDUSTRIALS 4.1%
Anheuser-Busch Cos. LLC
5.000% due 01/15/2015	300	314
Anheuser-Busch InBev Worldwide, Inc.
0.603% due 07/14/2014	7,910	7,927
0.788% due 01/27/2014	24,763	24,773
1.500% due 07/14/2014	1,770	1,780
5.375% due 11/15/2014	14,452	15,055
BHP Billiton Finance USA Ltd.
1.125% due 11/21/2014	1,800	1,813
5.500% due 04/01/2014	2,300	2,330
Board of Trustees of The Leland Stanford Junior University
3.625% due 05/01/2014	1,050	1,061
Boeing Co.
5.000% due 03/15/2014	4,550	4,592
Burlington Northern Santa Fe LLC
7.000% due 02/01/2014	1,400	1,407
Cisco Systems, Inc.
0.493% due 03/14/2014	180	180
Coca-Cola Enterprises, Inc.
0.538% due 02/18/2014	390	390
Comcast Corp.
5.300% due 01/15/2014	2,335	2,338
Daimler Finance North America LLC
0.857% due 03/28/2014	3,010	3,014
1.024% due 04/10/2014	13,450	13,475
1.950% due 03/28/2014	2,798	2,805
Devon Energy Corp.
5.625% due 01/15/2014	100	100
E.I. du Pont de Nemours & Co.
0.666% due 03/25/2014	7,495	7,503
4.875% due 04/30/2014	400	406
5.875% due 01/15/2014	680	681
Eaton Corp.
0.573% due 06/16/2014	7,500	7,510
Eli Lilly & Co.
4.200% due 03/06/2014	1,900	1,913
Energy Transfer Partners LP
8.500% due 04/15/2014	1,000	1,021
Enterprise Products Operating LLC
9.750% due 01/31/2014	9,773	9,842
EOG Resources, Inc.
0.992% due 02/03/2014	5,000	5,003

ERAC USA Finance LLC
2.250% due 01/10/2014	1,000	1,000
General Mills, Inc.
0.588% due 05/16/2014	1,300	1,301
Hewlett-Packard Co.
6.125% due 03/01/2014	2,000	2,017
International Business Machines Corp.
0.875% due 10/31/2014	3,200	3,214
NBCUniversal Media LLC
2.100% due 04/01/2014	18,310	18,389
Network Rail Infrastructure Finance PLC
0.875% due 01/20/2015	2,950	2,967
1.500% due 01/13/2014	3,000	3,001
Novartis Capital Corp.
4.125% due 02/10/2014	9,500	9,537
Philip Morris International, Inc.
6.875% due 03/17/2014	11,600	11,755
Rogers Communications, Inc.
5.500% due 03/15/2014	1,000	1,010
Sanofi
0.557% due 03/28/2014	5,100	5,108
1.625% due 03/28/2014	1,750	1,756
Statoil ASA
3.875% due 04/15/2014	2,175	2,196
Target Corp.
0.416% due 07/18/2014	4,330	4,335
Teva Pharmaceutical Finance BV
0.746% due 03/21/2014	7,416	7,422
1.700% due 03/21/2014	500	502
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	1,500	1,503
Total Capital Canada Ltd.
0.624% due 01/17/2014	8,200	8,202
UnitedHealth Group, Inc.
0.362% due 08/28/2014	1,200	1,201
4.750% due 02/10/2014	4,765	4,786
Volkswagen International Finance NV
0.857% due 04/01/2014	18,535	18,557
0.996% due 03/21/2014	7,245	7,258
1.038% due 02/17/2014	1,000	1,001
1.875% due 04/01/2014	6,900	6,902
Wal-Mart Stores, Inc.
3.200% due 05/15/2014	3,400	3,437
Walgreen Co.
0.744% due 03/13/2014	5,169	5,174
Walt Disney Co.
0.231% due 02/11/2015	3,800	3,800
Yale University
2.900% due 10/15/2014	1,720	1,754

		256,318

UTILITIES 0.8%
BP Capital Markets PLC
0.843% due 03/11/2014	4,625	4,630
1.700% due 12/05/2014	14,525	14,712
3.625% due 05/08/2014	6,355	6,425
Commonwealth Edison Co.
1.625% due 01/15/2014	1,000	1,000
Consolidated Natural Gas Co.
5.000% due 03/01/2014	300	302
Dominion Resources, Inc.
1.800% due 03/15/2014	4,400	4,413
Duke Energy Corp.
3.950% due 09/15/2014	3,305	3,384
6.300% due 02/01/2014	1,150	1,155
Progress Energy, Inc.
6.050% due 03/15/2014	565	571
Shell International Finance BV
4.000% due 03/21/2014	1,100	1,109
Verizon Communications, Inc.
0.857% due 03/28/2014	3,499	3,504
1.950% due 03/28/2014	5,500	5,521

		46,726

Total Corporate Bonds & Notes (Cost $2,003,730)		2,003,536

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Mount San Antonio Community College District, California General Obligation Notes, Series 2012
3.750% due 08/01/2014	450	458

TEXAS 0.0%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014	1,300	1,301

Total Municipal Bonds & Notes (Cost $1,761)		1,759

U.S. GOVERNMENT AGENCIES 23.9%
Fannie Mae
0.135% due 02/27/2015	500	500
0.147% due 06/20/2014	4,900	4,901
0.177% due 01/20/2015	500	500
0.276% due 03/04/2014	7,382	7,384
0.310% due 01/27/2014	5,000	5,001
0.360% due 06/23/2014	43,650	43,707
0.380% due 10/27/2014	3,500	3,510
0.875% due 08/28/2014	15,000	15,073
Federal Farm Credit Bank
0.135% due 07/25/2014	2,700	2,701
0.150% due 02/03/2014 - 02/20/2014	30,750	30,755
0.166% due 02/05/2015 - 03/19/2015	35,000	35,006
0.170% due 01/26/2015	3,200	3,204
0.175% due 02/27/2015	300	300
0.180% due 07/21/2014	15,000	15,012
0.185% due 06/22/2015	9,500	9,508
0.195% due 06/26/2015 - 07/27/2015	9,600	9,610
0.197% due 09/29/2014	785	786
0.199% due 04/06/2015	30,200	30,228
0.220% due 03/04/2015	14,400	14,426
0.226% due 09/24/2014	6,395	6,399
0.230% due 03/24/2015	6,200	6,212
0.245% due 02/07/2014	25,000	25,005
0.250% due 05/01/2014 - 01/26/2015	87,150	87,210
0.270% due 11/05/2014	5,000	5,005
0.280% due 10/14/2014	18,500	18,524
0.300% due 12/11/2014	26,500	26,542
Federal Home Loan Bank
0.058% due 01/27/2014	100	100
0.113% due 12/08/2014	35,000	35,001
0.116% due 12/19/2014	20,000	20,001
0.117% due 11/20/2014	30,000	30,002
0.124% due 11/17/2014 - 02/17/2015	68,800	68,808
0.127% due 02/28/2014 - 04/16/2015	142,900	142,908
0.129% due 02/12/2015	3,800	3,800
0.140% due 02/03/2014 - 04/25/2014	160,000	160,024
0.170% due 01/02/2014 - 02/24/2014	252,370	252,386
0.190% due 12/11/2014	40,800	40,812
0.200% due 03/11/2014	5,000	5,002
0.210% due 10/22/2014	25,000	25,012
0.220% due 10/24/2014	47,000	47,026
0.875% due 12/12/2014	20,400	20,540
Freddie Mac
0.375% due 04/28/2014	56,990	57,041
0.625% due 12/29/2014	8,663	8,703
1.000% due 07/30/2014 - 08/20/2014	22,035	22,153
3.000% due 07/28/2014	128,762	130,841
5.000% due 07/15/2014	13,180	13,524

Total U.S. Government Agencies (Cost $1,490,412)		1,490,693

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Notes
0.250% due 02/28/2015	165,000	165,116
0.375% due 03/15/2015	25,000	25,054

Total U.S. Treasury Obligations (Cost $190,148)		190,170

ASSET-BACKED SECURITIES 0.5%
Ford Credit Auto Lease Trust
0.260% due 11/15/2014	6,055	6,055
Ford Credit Auto Owner Trust
0.220% due 08/15/2014	397	397
0.240% due 12/15/2014	8,693	8,693
Honda Auto Receivables Owner Trust
0.240% due 05/16/2014	369	369
Nissan Auto Lease Trust
0.240% due 11/17/2014	7,711	7,712
Nissan Auto Receivables Owner Trust
0.210% due 08/15/2014	2,056	2,056
0.230% due 12/15/2014	3,500	3,500

Volkswagen Auto Loan Enhanced Trust
0.230% due 11/20/2014	4,134	4,134

Total Asset-Backed Securities (Cost $32,915)		32,916

SOVEREIGN ISSUES 10.8%
Development Bank of Japan, Inc.
0.469% due 12/01/2014	3,000	3,005
0.568% due 02/25/2015	1,000	1,003
Export Development Canada
0.160% due 06/03/2015	30,000	29,997
1.500% due 05/15/2014	7,295	7,331
Japan Bank for International Cooperation
2.875% due 02/02/2015	9,600	9,854
4.625% due 12/12/2014	7,000	7,276
Japan Finance Organization for Municipalities
0.408% due 11/28/2014	6,000	6,000
Kommunalbanken A/S
0.230% due 08/28/2014	116,700	116,746
0.361% due 03/10/2014	35,900	35,910
0.372% due 01/21/2014	25,000	25,001
1.000% due 06/16/2014	8,700	8,736
Kommunekredit
0.287% due 11/20/2014	5,000	5,000
0.439% due 04/23/2014	18,500	18,515
Kommuninvest Sverige AB
0.239% due 09/12/2014	22,750	22,747
0.244% due 10/17/2014	17,500	17,501
0.266% due 03/26/2015	1,450	1,450
0.293% due 09/11/2014	5,000	4,998
0.396% due 04/11/2014	72,300	72,335
Province of Manitoba
1.375% due 04/28/2014	3,000	3,011
Province of Ontario
0.950% due 05/26/2015	3,000	3,024
1.375% due 01/27/2014	143,135	143,249
2.950% due 02/05/2015	15,000	15,422
4.100% due 06/16/2014	38,573	39,244
4.500% due 02/03/2015	5,500	5,748
State of North Rhine-Westphalia
0.372% due 03/06/2015	10,000	10,010
0.689% due 09/03/2014	35,000	35,099
Sweden Government International Bond
0.250% due 11/13/2014	29,000	28,996

Total Sovereign Issues (Cost $677,113)		677,208

SHORT-TERM INSTRUMENTS 28.2%
CERTIFICATES OF DEPOSIT 0.1%
Bank of Nova Scotia
0.448% due 03/27/2014	4,200	4,203

COMMERCIAL PAPER 4.5%
Bank Nederlandse Gemeenten N.V.
0.200% due 02/03/2014	15,800	15,797
0.210% due 03/07/2014	12,600	12,597
0.225% due 04/22/2014	18,000	17,990
BASF AG
0.260% due 03/28/2014	6,000	5,998
0.300% due 03/28/2014	2,900	2,899
Daimler Finance North America LLC
0.700% due 03/11/2014	3,700	3,698
Dominion Resources
0.280% due 01/21/2014	5,500	5,499
Electricite de France S.A.
0.825% due 01/17/2014	21,500	21,493
Entergy Corp.
0.700% due 01/14/2014	1,600	1,600
0.700% due 01/22/2014	1,900	1,899
0.700% due 01/30/2014	2,500	2,499
Export Development Canada
0.140% due 02/26/2014	13,500	13,497
Ford Motor Credit Co.
0.800% due 05/01/2014	5,000	4,992
0.880% due 07/14/2014	4,000	3,988
0.900% due 08/01/2014	6,500	6,477
Holcim U.S. Finance SARL & Cie S.C.S.
0.430% due 02/07/2014	5,000	4,998
Kells Funding LLC
0.218% due 06/11/2014	9,600	9,600
0.219% due 03/14/2014	18,500	18,503
KFW
0.145% due 01/10/2014	25,000	24,999

Nederlandse Waterschapsbank N.V.
0.249% due 12/05/2014	5,500	5,500
Nissan Motor Acceptance Corp.
0.300% due 01/06/2014	6,000	6,000
0.320% due 01/07/2014	9,100	9,100
0.320% due 01/10/2014	8,400	8,399
0.320% due 01/23/2014	8,000	7,998
Province of Ontario
0.090% due 01/17/2014	7,000	7,000
0.090% due 01/23/2014	10,000	9,999
0.095% due 01/23/2014	10,000	9,999
Vodafone Group PLC
0.215% due 01/28/2014	15,000	14,998
0.690% due 02/10/2014	2,000	1,998
0.720% due 01/28/2014	19,800	19,790
Volvo Group Treasury North America LP
0.420% due 04/14/2014	3,500	3,497

		283,301

REPURCHASE AGREEMENTS (a) 9.0%		563,840

SHORT-TERM NOTES 14.6%
BMW Vehicle Owner Trust
0.230% due 10/27/2014	4,442	4,442
Export Development Canada
0.110% due 02/04/2014	16,900	16,902
0.123% due 03/04/2014	25,000	25,005
Federal Home Loan Bank
0.020% due 01/08/2014	81,600	81,600
0.101% due 08/19/2014	220,000	219,997
0.118% due 07/25/2014	200,000	199,968
0.125% due 07/25/2014 - 10/02/2014	122,375	122,372
0.140% due 06/04/2014	10,000	10,002
0.170% due 08/20/2014	205,000	205,049
Holmes Master Issuer PLC
0.247% due 04/15/2014	13,000	13,000
Hyundai Auto Receivables Trust
0.220% due 09/15/2014	2,721	2,721
M&T Bank Auto Receivables Trust
0.250% due 09/15/2014	4,698	4,698
MetLife Institutional Funding
0.314% due 01/10/2014	3,100	3,100

		908,856

U.S. TREASURY BILLS 0.0%
0.031% due 01/23/2014	278	278

Total Short-Term Instruments (Cost $1,760,365)		1,760,478

Total Investments in Securities (Cost $6,156,444)		6,156,760

Total Investments 98.5% (Cost $6,156,444)		$6,156,760
Other Assets and Liabilities, net 1.5%		92,272

Net Assets 100.0%		$6,249,032

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.030%	01/02/2014	01/03/2014	$24,600	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	$(25,093)	$24,600	$24,600
	0.210%	05/01/2013	05/01/2014	10,000	Fannie Mae 3.500% due 08/01/2042	(9,167)	10,000	10,014
GRE	0.080%	11/13/2013	01/17/2014	100,000	U.S. Treasury Notes 3.250% due 07/31/2016	(101,954)	100,000	100,011
	0.080%	11/13/2013	01/23/2014	150,000	U.S. Treasury Notes 4.125% due 05/15/2015	(150,223)	150,000	150,017
	0.090%	12/02/2013	01/31/2014	25,000	U.S. Treasury Notes 2.125% due 08/15/2021	(24,979)	25,000	25,002
JPS	0.060%	12/31/2013	01/02/2014	41,200	U.S. Treasury Notes 0.750% due 06/30/2017	(41,921)	41,200	41,200
MBC	0.120%	11/22/2013	01/22/2014	50,000	U.S. Treasury Notes 2.125% due 12/31/2015	(50,435)	50,000	50,007
NXN	0.010%	12/31/2013	01/02/2014	58,700	U.S. Treasury Notes 2.625% due 07/31/2014	(59,885)	58,700	58,700
SAL	0.030%	01/02/2014	01/03/2014	700	U.S. Treasury Notes 0.875% due 07/31/2019	(718)	700	700
SSB	0.000%	12/31/2013	01/02/2014	21,640	Freddie Mac 2.100% due 10/17/2022	(22,073)	21,640	21,640
TDM	0.030%	01/02/2014	01/03/2014	82,000	U.S. Treasury Notes 0.750% due 02/28/2018	(83,888)	82,000	82,000

Total Repurchase Agreements						$(570,336)	$563,840	$563,891

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,700,492	$0	$1,700,492
Industrials	0	256,318	0	256,318
Utilities	0	46,726	0	46,726
Municipal Bonds & Notes
California	0	458	0	458
Texas	0	1,301	0	1,301
U.S. Government Agencies	0	1,490,693	0	1,490,693
U.S. Treasury Obligations	0	190,170	0	190,170
Asset-Backed Securities	0	32,916	0	32,916
Sovereign Issues	0	677,208	0	677,208
Short-Term Instruments
Certificates of Deposit	0	4,203	0	4,203
Commercial Paper	0	283,301	0	283,301
Repurchase Agreements	0	563,840	0	563,840
Short-Term Notes	0	908,856	0	908,856
U.S. Treasury Bills	0	278	0	278

Totals Investments	$0	$6,156,760	$0	$6,156,760

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Sovereign Issues	$4,995	$0	$(5,001)	$0	$0	$6	$0	$0	$0	$0
Short-Term Instruments
Finland Treasury Bills	34,860	0	(35,000)	21	0	119	0	0	0	0

Totals	$39,855	$0	$(40,001)	$21	$0	$125	$0	$0	$0	$0

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio III

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.7%
CORPORATE BONDS & NOTES 24.9%
BANKING & FINANCE 21.3%
Achmea Hypotheekbank NV
0.592% due 11/03/2014		$65,900	$66,058
3.200% due 11/03/2014		55,587	56,899
African Development Bank
0.500% due 02/27/2014		7,030	7,033
0.572% due 08/04/2014		15,000	15,028
3.000% due 05/27/2014		37,460	37,876
American Express Centurion Bank
0.689% due 11/13/2015		900	904
American Express Co.
7.250% due 05/20/2014		19,898	20,423
American Express Credit Corp.
1.098% due 06/24/2014		336	337
5.125% due 08/25/2014		21,950	22,622
5.375% due 10/01/2014	GBP	3,400	5,816
American Honda Finance Corp.
0.339% due 11/13/2014		$1,950	1,952
0.368% due 04/08/2014		500	500
0.462% due 11/03/2014		19,536	19,577
0.643% due 06/18/2014		5,500	5,514
0.689% due 05/08/2014		27,250	27,298
1.850% due 09/19/2014		16,037	16,197
American International Group, Inc.
4.250% due 09/15/2014		8,540	8,757
Asian Development Bank
0.167% due 05/29/2015		67,410	67,431
0.180% due 05/29/2015		43,800	43,876
0.875% due 06/10/2014		27,305	27,387
1.125% due 11/25/2014		34,000	34,254
2.625% due 02/09/2015		1,300	1,334
2.750% due 05/21/2014		106,000	107,029
4.250% due 10/20/2014		5,385	5,558
6.640% due 05/27/2014		11,166	11,441
Bank Nederlandse Gemeenten
0.288% due 05/07/2015		154,000	153,921
1.000% due 11/17/2014		20	20
1.375% due 03/23/2015		6,000	6,075
1.500% due 03/28/2014		64,080	64,265
3.125% due 01/12/2015		23,160	23,811
5.000% due 05/16/2014		25,670	26,117
Bank of America Corp.
7.375% due 05/15/2014		116,975	119,897
Bank of Montreal
1.300% due 10/31/2014		255,805	257,950
2.850% due 06/09/2015		120,000	124,100
Bank of New York Mellon Corp.
0.522% due 01/31/2014		15,000	15,004
Bank of Nova Scotia
1.050% due 03/20/2015		309,125	311,661
1.250% due 11/07/2014		148,080	149,307
1.850% due 01/12/2015		600	609
Bear Stearns Cos. LLC
0.958% due 10/28/2014		8,300	8,339
5.700% due 11/15/2014		95,444	99,715
Boeing Capital Corp.
3.250% due 10/27/2014		5,400	5,527
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014		139,535	140,159
1.500% due 12/12/2014		243,990	246,700
2.600% due 07/02/2015		1,400	1,445
Caterpillar Financial Services Corp.
0.308% due 02/19/2015		1,900	1,901
CDP Financial, Inc.
3.000% due 11/25/2014		62,843	64,377
Citigroup, Inc.
0.367% due 03/07/2014		6,690	6,689
0.518% due 11/05/2014		5,600	5,599
1.177% due 04/01/2014		7,320	7,335
1.694% due 01/13/2014		8,575	8,578
5.125% due 05/05/2014		4,465	4,531
5.500% due 10/15/2014		4,660	4,834
6.375% due 08/12/2014		174,291	180,178

CME Group, Inc.
5.750% due 02/15/2014		1,450	1,459
Commonwealth Bank of Australia
0.459% due 10/23/2014		1,700	1,702
0.524% due 09/17/2014		173,783	174,164
0.689% due 07/23/2014		12,000	12,018
0.746% due 06/25/2014		72,200	72,366
2.700% due 11/25/2014		29,150	29,774
2.900% due 09/17/2014		130,557	132,949
3.492% due 08/13/2014		24,405	24,905
3.625% due 06/25/2014		61,730	62,728
Credit Suisse
5.500% due 05/01/2014		5,829	5,925
Dexia Credit Local S.A.
0.717% due 04/29/2014		151,900	152,129
2.750% due 01/10/2014		217,484	217,583
2.750% due 04/29/2014		91,700	92,427
DLR Kredit A/S
1.000% due 01/01/2014	EUR	18,400	25,319
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		$1,375	1,399
Erste Abwicklungsanstalt
0.544% due 10/15/2014		78,800	78,973
0.625% due 11/20/2014		194,600	194,771
0.994% due 03/13/2015		257,200	259,341
European Investment Bank
0.642% due 02/03/2014		42,750	42,773
Export-Import Bank of Korea
8.125% due 01/21/2014		3,000	3,012
FMS Wertmanagement AoeR
0.345% due 01/26/2015		105,000	105,224
0.494% due 06/30/2015		196,400	197,150
0.497% due 04/01/2014		33,800	33,825
Ford Motor Credit Co. LLC
1.338% due 08/28/2014		78,117	78,493
3.875% due 01/15/2015		5,000	5,161
8.000% due 06/01/2014		47,593	49,051
8.700% due 10/01/2014		50,319	53,344
General Electric Capital Corp.
0.503% due 09/15/2014		18,229	18,263
0.623% due 01/09/2015		225	226
0.873% due 04/07/2014		35,200	35,259
0.938% due 04/24/2014		6,250	6,265
1.093% due 01/07/2014		3,725	3,725
2.150% due 01/09/2015		110,199	112,246
3.125% due 03/12/2014		4,500	4,523
3.750% due 11/14/2014		37,668	38,803
4.750% due 09/15/2014		21,100	21,765
5.500% due 06/04/2014		38,239	39,078
5.650% due 06/09/2014		21,758	22,253
5.900% due 05/13/2014		40,735	41,563
Goldman Sachs Group, Inc.
0.847% due 09/29/2014		61,263	61,379
1.238% due 02/07/2014		69,444	69,494
1.239% due 11/21/2014		24,775	24,909
5.000% due 10/01/2014		184,038	189,924
5.150% due 01/15/2014		54,264	54,347
5.500% due 11/15/2014		75,634	78,847
6.000% due 05/01/2014		39,593	40,303
HSBC Bank PLC
1.044% due 01/17/2014		34,700	34,711
1.625% due 07/07/2015		191,738	193,005
HSBC Bank USA N.A.
4.625% due 04/01/2014		24,438	24,691
HSBC Finance Corp.
0.494% due 01/15/2014		111,182	111,184
5.250% due 01/15/2014		47,687	47,767
HSBC USA, Inc.
2.375% due 02/13/2015		2,000	2,041
ING Bank NV
1.642% due 06/09/2014		18,300	18,401
3.900% due 03/19/2014		1,450	1,461
Inter-American Development Bank
0.021% due 02/18/2014		47,200	47,189
0.094% due 01/15/2015		17,000	16,994
0.185% due 10/23/2015		203,400	203,410
4.500% due 09/15/2014		2,915	3,000
John Deere Capital Corp.
0.388% due 04/25/2014		25,000	25,015
0.413% due 06/16/2014		7,200	7,205
0.459% due 03/03/2014		9,200	9,205
1.250% due 12/02/2014		8,800	8,880
JPMorgan Chase & Co.
0.689% due 04/23/2015		10,925	10,950
0.993% due 05/02/2014		176,175	176,598
1.038% due 01/24/2014		93,141	93,191

1.875% due 03/20/2015		26,434	26,799
2.050% due 01/24/2014		76,017	76,018
3.400% due 06/24/2015		3,700	3,844
3.700% due 01/20/2015		6,400	6,601
4.650% due 06/01/2014		131,334	133,647
4.750% due 03/01/2015		61,180	64,026
5.125% due 09/15/2014		19,186	19,770
5.375% due 01/15/2014		24,400	24,439
KFW
0.220% due 04/11/2014		56,600	56,620
0.244% due 03/17/2014		12,500	12,502
0.378% due 08/05/2014		107,048	107,148
0.424% due 01/17/2014		24,888	24,891
1.000% due 01/12/2015		37,000	37,280
1.500% due 04/04/2014		278,047	279,062
2.250% due 06/10/2014		100	101
2.750% due 10/21/2014		41,915	42,780
4.125% due 10/15/2014		42,270	43,541
5.000% due 10/31/2014		9,095	9,448
7.200% due 03/15/2014		3,965	4,019
Korea Development Bank
8.000% due 01/23/2014		11,000	11,047
Landwirtschaftliche Rentenbank
0.368% due 01/28/2014		14,500	14,502
0.392% due 10/19/2014		30,000	30,041
MassMutual Global Funding
2.875% due 04/21/2014		3,940	3,971
Merrill Lynch & Co., Inc.
5.000% due 02/03/2014		12,867	12,914
5.450% due 07/15/2014		9,472	9,719
MetLife Institutional Funding
1.146% due 04/04/2014		6,805	6,820
MetLife, Inc.
2.375% due 02/06/2014		28,160	28,212
Metropolitan Life Global Funding
0.994% due 01/10/2014		4,250	4,251
2.000% due 01/10/2014		2,105	2,106
5.125% due 06/10/2014		3,000	3,062
Monumental Global Funding
0.444% due 01/15/2014		45,062	45,067
5.250% due 01/15/2014		14,660	14,683
Morgan Stanley
0.543% due 01/09/2014		102,547	102,549
1.838% due 01/24/2014		150,286	150,409
2.875% due 01/24/2014		38,689	38,740
2.875% due 07/28/2014		4,000	4,052
4.100% due 01/26/2015		600	621
4.200% due 11/20/2014		2,470	2,549
6.000% due 05/13/2014		34,825	35,492
National Australia Bank Ltd.
1.188% due 07/25/2014		50	50
3.375% due 07/08/2014		2,968	3,015
National Bank of Canada
1.650% due 01/30/2014		400	400
National Rural Utilities Cooperative Finance Corp.
0.318% due 02/18/2014		23,725	23,728
NCUA Guaranteed Notes
1.400% due 06/12/2015		2,400	2,437
Nederlandse Waterschapsbank NV
0.288% due 10/27/2014		147,800	147,695
0.318% due 11/06/2014		76,400	76,408
0.518% due 05/23/2015		23,908	24,003
1.375% due 05/16/2014		53,900	54,121
NIBC Bank NV
2.800% due 12/02/2014		25,000	25,559
Nordea Bank AB
1.144% due 01/14/2014		13,980	13,985
2.250% due 03/20/2015		3,100	3,163
3.700% due 11/13/2014		100	103
Nordea Eiendomskreditt A/S
0.663% due 04/07/2015		96,795	96,893
1.875% due 04/07/2015		151,219	151,884
Nordic Investment Bank
2.625% due 10/06/2014		4,862	4,948
NRW Bank
0.559% due 12/01/2014		1,890	1,895
1.625% due 01/17/2014		200	200
2.500% due 02/19/2014		300	300
Nykredit Realkredit A/S
2.000% due 04/01/2014	DKK	1,313,000	243,353
2.000% due 10/01/2014		1,400,000	261,820
Oesterreichische Kontrollbank AG
0.647% due 03/28/2014		$56,500	56,565
0.663% due 06/18/2014		3,500	3,509
1.375% due 01/21/2014		24,466	24,480

PACCAR Financial Corp.
0.491% due 06/05/2014	2,000	2,002
PNC Funding Corp.
0.437% due 01/31/2014	16,400	16,402
Principal Life Global Funding
0.404% due 09/19/2014	600	601
Private Export Funding Corp.
3.050% due 10/15/2014	550	562
4.550% due 05/15/2015	250	265
Rabobank Group
0.594% due 04/14/2014	2,735	2,738
1.875% due 12/15/2014	5,600	5,679
4.200% due 05/13/2014	36,825	37,340
Royal Bank of Canada
3.125% due 04/14/2015	1,500	1,551
SSIF Nevada LP
0.944% due 04/14/2014	127,710	127,939
Standard Chartered PLC
1.189% due 05/12/2014	31,875	31,973
5.500% due 11/18/2014	68,285	71,166
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014	25,800	25,811
Svensk Exportkredit AB
0.284% due 07/13/2014	62,705	62,713
0.296% due 01/05/2015	23,400	23,408
0.396% due 03/23/2014	15,700	15,711
0.718% due 08/06/2015	3,300	3,322
0.892% due 03/09/2015	106,700	107,512
0.989% due 08/14/2014	170,189	171,090
3.250% due 09/16/2014	97,371	99,358
Svenska Handelsbanken AB
4.875% due 06/10/2014	200	204
Swedbank Hypotek AB
0.697% due 03/28/2014	181,687	181,899
Toronto-Dominion Bank
0.875% due 09/12/2014	56,300	56,535
2.200% due 07/29/2015	2,000	2,054
Toyota Motor Credit Corp.
0.391% due 03/10/2015	300	300
0.403% due 01/27/2014	59,965	59,983
0.644% due 01/17/2014	10,700	10,702
Wachovia Corp.
4.875% due 02/15/2014	1,100	1,105
Wells Fargo & Co.
0.438% due 10/28/2015	2,000	2,000
Westpac Banking Corp.
2.700% due 12/09/2014	9,500	9,691
2.900% due 09/10/2014	30,000	30,541
3.585% due 08/14/2014	1,200	1,224
Westpac Securities NZ Ltd.
3.450% due 07/28/2014	69,075	70,317

		10,603,335

INDUSTRIALS 3.0%
AbbVie, Inc.
1.200% due 11/06/2015	3,900	3,941
Altria Group, Inc.
7.750% due 02/06/2014	7,270	7,317
Anadarko Petroleum Corp.
7.625% due 03/15/2014	300	304
Anheuser-Busch InBev Worldwide, Inc.
0.603% due 07/14/2014	23,880	23,930
0.788% due 01/27/2014	58,193	58,216
0.800% due 07/15/2015	200	201
1.500% due 07/14/2014	23,335	23,471
5.375% due 11/15/2014	129,303	134,702
BHP Billiton Finance USA Ltd.
1.125% due 11/21/2014	9,700	9,772
5.500% due 04/01/2014	13,275	13,445
BMW U.S. Capital LLC
0.941% due 07/22/2014	1,000	1,003
Boeing Co.
5.000% due 03/15/2014	3,640	3,674
Burlington Northern Santa Fe LLC
7.000% due 02/01/2014	3,424	3,441
Cameron International Corp.
1.169% due 06/02/2014	300	301
Cisco Systems, Inc.
0.493% due 03/14/2014	4,984	4,987
Colgate-Palmolive Co.
0.600% due 11/15/2014	385	386
Comcast Corp.
5.300% due 01/15/2014	3,904	3,910

ConocoPhillips
4.750% due 02/01/2014	2,368	2,376
Daimler Finance North America LLC
0.843% due 01/09/2015	1,300	1,305
0.857% due 03/28/2014	16,113	16,136
1.024% due 04/10/2014	42,675	42,754
1.875% due 09/15/2014	5,000	5,044
1.950% due 03/28/2014	37,038	37,132
Danaher Corp.
1.300% due 06/23/2014	4,900	4,923
Diageo Capital PLC
7.375% due 01/15/2014	500	501
E.I. du Pont de Nemours & Co.
0.666% due 03/25/2014	600	601
4.875% due 04/30/2014	1,200	1,218
Eaton Corp.
0.573% due 06/16/2014	48,787	48,854
EI du Pont de Nemours & Co.
3.250% due 01/15/2015	213	219
Eli Lilly & Co.
4.200% due 03/06/2014	13,432	13,521
Energy Transfer Partners LP
8.500% due 04/15/2014	2,982	3,045
Enterprise Products Operating LLC
9.750% due 01/31/2014	2,300	2,316
EOG Resources, Inc.
0.992% due 02/03/2014	18,400	18,412
ERAC USA Finance LLC
2.250% due 01/10/2014	6,145	6,147
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	800	809
Hewlett-Packard Co.
6.125% due 03/01/2014	15,475	15,607
Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	7,000	7,021
International Business Machines Corp.
0.875% due 10/31/2014	21,700	21,792
Johnson Controls, Inc.
0.652% due 02/04/2014	67,820	67,850
1.750% due 03/01/2014	14,694	14,727
Mondelez International, Inc.
6.750% due 02/19/2014	1,105	1,114
NBCUniversal Media LLC
2.100% due 04/01/2014	82,087	82,442
Network Rail Infrastructure Finance PLC
0.875% due 01/20/2015	49,200	49,490
1.500% due 01/13/2014	14,545	14,548
Novartis Capital Corp.
4.125% due 02/10/2014	69,778	70,052
PepsiCo, Inc.
0.800% due 08/25/2014	1,350	1,354
Philip Morris International, Inc.
6.875% due 03/17/2014	66,027	66,910
Procter & Gamble Co.
0.700% due 08/15/2014	14,200	14,239
Rogers Communications, Inc.
5.500% due 03/15/2014	4,895	4,946
SABMiller PLC
5.700% due 01/15/2014	250	250
Sanofi
0.557% due 03/28/2014	17,728	17,756
1.200% due 09/30/2014	32,000	32,203
Schlumberger Investment S.A.
0.792% due 09/12/2014	22,600	22,688
Statoil ASA
2.900% due 10/15/2014	152	155
3.875% due 04/15/2014	6,845	6,911
Takeda Pharmaceutical Co. Ltd.
1.031% due 03/17/2015	7,000	7,037
Target Corp.
0.416% due 07/18/2014	12,900	12,915
Tesco PLC
2.000% due 12/05/2014	1,500	1,519
Teva Pharmaceutical Finance BV
0.746% due 03/21/2014	65,330	65,382
1.700% due 03/21/2014	5,530	5,547
Texas Instruments, Inc.
1.375% due 05/15/2014	2,700	2,710
Total Capital Canada Ltd.
0.624% due 01/17/2014	38,840	38,848
UnitedHealth Group, Inc.
0.362% due 08/28/2014	7,753	7,757
Volkswagen International Finance NV
0.837% due 11/20/2014	86,135	86,497
0.857% due 04/01/2014	134,559	134,713
0.996% due 03/21/2014	38,065	38,131

1.038% due 02/17/2014	12,600	12,614
1.875% due 04/01/2014	25,165	25,172
Wal-Mart Stores, Inc.
1.625% due 04/15/2014	5,400	5,422
Walgreen Co.
0.744% due 03/13/2014	31,987	32,020
XTO Energy, Inc.
5.000% due 01/31/2015	298	313
Yale University
2.900% due 10/15/2014	1,600	1,632

		1,488,598

UTILITIES 0.6%
Alabama Power Co.
0.550% due 10/15/2015	1,100	1,098
BP Capital Markets PLC
0.700% due 11/06/2015	1,100	1,103
0.843% due 03/11/2014	82,210	82,303
1.700% due 12/05/2014	70,230	71,132
3.625% due 05/08/2014	53,392	53,983
3.875% due 03/10/2015	30,500	31,738
Dominion Resources, Inc.
1.800% due 03/15/2014	15,073	15,117
Duke Energy Corp.
3.950% due 09/15/2014	7,042	7,210
6.300% due 02/01/2014	3,350	3,365
Electricite de France
5.500% due 01/26/2014	4,000	4,011
Gazprom OAO Via Gaz Capital S.A.
8.125% due 07/31/2014	5,300	5,526
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	12,600	12,789
Niagara Mohawk Power Corp.
3.553% due 10/01/2014	2,500	2,555
Progress Energy, Inc.
6.050% due 03/15/2014	8,050	8,140
Sempra Energy
2.000% due 03/15/2014	2,493	2,501
Shell International Finance BV
4.000% due 03/21/2014	5,005	5,045
Verizon Communications, Inc.
0.857% due 03/28/2014	4,795	4,801
1.250% due 11/03/2014	7,500	7,545
1.950% due 03/28/2014	15,453	15,511

		335,473

Total Corporate Bonds & Notes (Cost $12,418,086)		12,427,406

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2010
2.605% due 03/15/2014	1,400	1,406
Orange County, California Revenue Notes, Series 2013
0.760% due 06/30/2014	1,500	1,503

		2,909

NEW YORK 0.0%
New York State Dormitory Authority Revenue Notes, Series 2012
0.500% due 03/15/2014	1,100	1,101

Total Municipal Bonds & Notes (Cost $4,010)		4,010

U.S. GOVERNMENT AGENCIES 24.0%
Fannie Mae
0.177% due 01/20/2015	500	500
0.360% due 06/23/2014	200	200
0.500% due 07/02/2015	15,100	15,142
0.625% due 10/30/2014	65,069	65,322
0.750% due 12/19/2014 - 01/30/2015	120,409	121,011
0.875% due 08/28/2014	174,330	175,179
1.300% due 11/17/2014	12,120	12,241
1.500% due 10/14/2014	1,000	1,010
2.625% due 11/20/2014	147,324	150,579
3.000% due 09/16/2014 - 01/01/2044	751,698	718,669
4.625% due 10/15/2014	450,886	466,733
Farmer Mac
0.240% due 10/17/2014	39,400	39,428
Federal Farm Credit Bank
0.123% due 07/07/2015	50,000	49,992
0.137% due 06/16/2015	200,000	200,020
0.147% due 08/20/2015	30,000	30,005

0.148% due 11/09/2015	200,000	200,003
0.160% due 09/21/2015	16,400	16,416
0.165% due 03/26/2015	7,290	7,294
0.166% due 03/19/2015 - 05/18/2015	159,800	159,815
0.167% due 09/14/2015	1,400	1,401
0.168% due 08/03/2015	7,400	7,404
0.170% due 08/08/2014 - 10/01/2015	202,500	202,624
0.175% due 02/27/2015	500	500
0.185% due 06/22/2015	105,000	105,090
0.186% due 05/21/2015	50,000	50,017
0.195% due 06/26/2015 - 10/26/2015	78,650	78,727
0.197% due 02/13/2015 - 07/20/2015	25,125	25,150
0.200% due 08/28/2014 - 08/03/2015	142,920	142,954
0.230% due 03/16/2015	31,700	31,728
0.250% due 06/11/2014 - 01/30/2015	671,810	672,351
0.270% due 09/25/2014 - 11/19/2014	20,300	20,319
0.280% due 10/14/2014 - 12/11/2014	3,750	3,754
0.300% due 08/21/2014 - 12/11/2014	66,300	66,397
0.305% due 03/23/2015	74,000	74,171
0.350% due 05/01/2015	25,000	25,060
0.360% due 05/29/2014	4,000	4,005
0.375% due 01/02/2015	75,000	75,156
Federal Home Loan Bank
0.113% due 11/03/2014 - 12/08/2014	592,800	592,813
0.116% due 12/19/2014	17,000	17,001
0.117% due 11/20/2014	150,000	150,011
0.124% due 11/17/2014 - 02/17/2015	250,100	250,134
0.127% due 02/13/2015 - 04/16/2015	309,500	309,519
0.129% due 02/12/2015	24,300	24,303
0.130% due 04/10/2015	80,000	80,004
0.170% due 08/12/2014 - 09/03/2014	176,090	176,133
0.210% due 09/12/2014 - 11/28/2014	1,047,705	1,048,218
0.220% due 10/24/2014 - 10/07/2015	1,112,490	1,112,985
0.230% due 09/15/2014 - 10/17/2014	864,710	865,257
0.250% due 01/26/2015 - 02/20/2015	287,820	287,999
1.250% due 08/28/2014	5,000	5,035
1.375% due 09/12/2014	230,455	232,432
5.500% due 08/13/2014	8,015	8,283
Freddie Mac
0.000% due 11/24/2014	1,600	1,590
0.147% due 10/16/2015	12,025	12,034
0.305% due 02/23/2015	550,000	550,701
0.310% due 01/09/2015 - 03/03/2015	738,500	739,462
0.320% due 12/03/2014	89,090	89,224
0.350% due 12/05/2014	28,500	28,551
0.375% due 08/28/2014	76,796	76,918
0.500% due 09/19/2014	49,000	49,125
0.625% due 12/29/2014	167,421	168,185
0.750% due 09/22/2014 - 11/25/2014	272,972	274,397
0.800% due 01/13/2015	68,800	68,811
1.000% due 08/20/2014 - 08/27/2014	527,969	530,917
2.650% due 11/06/2014	173,926	177,586
3.500% due 11/01/2041	399	397
4.375% due 07/17/2015	13,700	14,568
5.000% due 07/15/2014 - 11/13/2014	23,480	24,098

Total U.S. Government Agencies (Cost $11,985,604)		11,983,058

U.S. TREASURY OBLIGATIONS 9.2%
U.S. Treasury Notes
0.125% due 04/30/2015	264,000	263,701
0.250% due 01/31/2015	473,655	474,071
0.250% due 02/28/2015	1,475,000	1,476,037
0.250% due 03/31/2015	430,000	430,252
0.250% due 05/31/2015 (c)(e)	1,691,550	1,692,441
0.375% due 03/15/2015	200,000	200,430
0.375% due 04/15/2015	25,000	25,059

Total U.S. Treasury Obligations (Cost $4,560,888)		4,561,991

ASSET-BACKED SECURITIES 0.4%
California Republic Auto Receivables Trust
0.330% due 12/15/2014	7,362	7,363
Ford Credit Auto Lease Trust
0.260% due 11/15/2014	6,812	6,812
Ford Credit Auto Owner Trust
0.220% due 08/15/2014	2,382	2,382
0.240% due 12/15/2014	74,994	74,996
Honda Auto Receivables Owner Trust
0.240% due 05/16/2014	1,686	1,686
0.400% due 04/20/2015	1,341	1,341
0.560% due 11/17/2014	1,362	1,362
Nissan Auto Lease Trust
0.240% due 11/17/2014	11,567	11,567

Nissan Auto Receivables Owner Trust
0.210% due 08/15/2014		11,038	11,038
0.230% due 12/15/2014		30,000	30,001
Volkswagen Auto Loan Enhanced Trust
0.230% due 11/20/2014		31,006	31,006

Total Asset-Backed Securities (Cost $179,550)			179,554

SOVEREIGN ISSUES 7.1%
Bank of England Euro Note
1.375% due 03/07/2014		4,700	4,710
Caisse d’Amortissement de la Dette Sociale
1.625% due 03/17/2014		5,200	5,213
Canada Government International Bond
2.375% due 09/10/2014		12,000	12,180
Export Development Canada
0.160% due 06/03/2015		154,000	153,983
1.500% due 05/15/2014		34,260	34,427
Japan Bank for International Cooperation
2.875% due 02/02/2015		156,100	160,228
4.625% due 12/12/2014		214,000	222,448
Japan Finance Organization for Municipalities
0.408% due 11/28/2014		17,000	17,000
Kommunalbanken A/S
0.230% due 08/28/2014		372,680	372,827
0.258% due 01/26/2015		250	250
0.361% due 03/10/2014		129,850	129,896
0.447% due 04/01/2015		3,000	3,006
1.000% due 06/16/2014		35,200	35,346
1.000% due 02/09/2015		103,750	104,532
2.875% due 10/27/2014		44,500	45,439
Kommunekredit
0.287% due 11/20/2014		7,065	7,066
0.439% due 04/23/2014		57,500	57,545
0.750% due 09/02/2014		105,765	106,086
Kommuninvest Sverige AB
0.239% due 09/12/2014		86,085	86,074
0.244% due 10/17/2014		185,440	185,450
0.245% due 06/22/2015		7,100	7,100
0.248% due 02/06/2015		6,500	6,504
0.293% due 09/11/2014		24,000	23,989
0.396% due 04/11/2014		81,330	81,369
1.000% due 04/27/2015		72,448	73,067
Mexico Government International Bond
7.000% due 06/19/2014	MXN	100,000	7,817
Province of Manitoba
1.375% due 04/28/2014		$5,100	5,119
Province of Nova Scotia
2.375% due 07/21/2015		15,000	15,427
Province of Ontario
0.397% due 04/01/2015		23,200	23,224
0.950% due 05/26/2015		130,398	131,446
2.950% due 02/05/2015		256,990	264,221
4.100% due 06/16/2014		416,318	423,566
4.500% due 02/03/2015		127,033	132,761
Province of Quebec
4.600% due 05/26/2015		5,000	5,296
4.875% due 05/05/2014		2,700	2,742
Societe Financement de l’Economie Francaise
3.375% due 05/05/2014		3,400	3,436
State of North Rhine-Westphalia
0.372% due 03/06/2015		68,000	68,069
0.689% due 09/03/2014		106,100	106,400
1.500% due 01/13/2015		147,800	149,555
1.625% due 09/17/2014		60,800	61,354
Sweden Government International Bond
0.250% due 11/13/2014		211,000	210,972

Total Sovereign Issues (Cost $3,547,070)			3,547,140

SHORT-TERM INSTRUMENTS 31.1%
CERTIFICATES OF DEPOSIT 0.1%
Banco do Brasil S.A.
0.100% due 01/24/2014		38,400	38,387
Bank of Nova Scotia
0.256% due 10/19/2015		1,000	1,000
0.448% due 03/27/2014		13,400	13,410
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.719% due 04/02/2014		2,500	2,503
Nordea Bank Finland PLC
0.708% due 01/27/2014		700	700
1.123% due 04/09/2014		400	401
Rabobank Group
0.624% due 01/17/2014		400	400

Standard Chartered Bank
0.325% due 03/18/2014	1,000	1,000
Sumitomo Mitsui Banking Corp.
0.589% due 05/08/2014	1,000	1,002
0.644% due 03/13/2015	6,100	6,114

		64,917

COMMERCIAL PAPER 6.0%
Bank Nederlandse Gemeenten N.V.
0.200% due 02/03/2014	166,100	166,070
0.210% due 03/07/2014	124,900	124,870
0.225% due 04/22/2014	140,000	139,920
Bank Nederlandse Gemeenten N.V.
0.219% due 08/13/2014	50,000	50,002
BASF AG
0.260% due 03/28/2014	28,700	28,693
0.300% due 03/28/2014	13,200	13,197
British Telecommunications PLC
0.800% due 03/10/2014	700	700
CNPC Finance Ltd.
0.380% due 01/24/2014	57,200	57,187
0.390% due 02/10/2014	112,500	112,452
0.400% due 01/06/2014	38,500	38,498
0.410% due 02/07/2014	123,705	123,654
0.420% due 01/09/2014	13,200	13,199
Daimler Finance North America LLC
0.700% due 03/11/2014	38,200	38,179
Dominion Resources
0.280% due 01/21/2014	52,000	51,992
Duke Energy Corp.
0.200% due 01/07/2014	2,000	2,000
Electricite de France S.A.
0.198% due 01/06/2014	7,000	7,000
0.198% due 01/10/2014	2,300	2,300
0.198% due 01/15/2014	67,200	67,195
0.550% due 01/05/2015	13,500	13,426
0.560% due 01/02/2015	51,500	51,222
0.695% due 01/10/2014	10,000	9,998
0.825% due 01/17/2014	21,000	20,993
Entergy Corp.
0.700% due 01/14/2014	14,400	14,397
0.700% due 01/22/2014	16,900	16,893
0.700% due 01/30/2014	22,440	22,428
Export Development Canada
0.140% due 02/26/2014	118,400	118,375
Ford Motor Credit Co.
0.800% due 05/01/2014	25,000	24,959
0.850% due 06/16/2014	20,000	19,949
0.850% due 06/18/2014	900	898
0.880% due 07/14/2014	11,500	11,464
0.900% due 08/01/2014	35,000	34,877
1.021% due 01/06/2014	5,000	4,999
1.021% due 04/28/2014	8,700	8,686
Holcim U.S. Finance SARL & Cie S.C.S.
0.420% due 02/03/2014	9,200	9,197
0.420% due 02/13/2014	8,000	7,996
0.430% due 02/07/2014	10,000	9,996
0.430% due 02/12/2014	5,600	5,597
Kells Funding LLC
0.170% due 01/21/2014	69,500	69,494
0.188% due 01/16/2014	60,000	60,000
0.188% due 02/03/2014	50,000	50,001
0.218% due 06/11/2014	81,000	81,000
0.219% due 03/14/2014	165,500	165,529
KFW
0.150% due 03/03/2014	66,000	65,993
0.150% due 03/10/2014	300,000	299,962
Korea Development Bank
0.300% due 04/30/2014	17,500	17,486
Nederlandse Waterschapsbank N.V.
0.180% due 03/24/2014	90,500	90,487
0.249% due 12/05/2014	50,300	50,302
Nissan Motor Acceptance Corp.
0.300% due 01/06/2014	49,000	48,998
0.320% due 01/07/2014	74,900	74,897
0.320% due 01/10/2014	67,600	67,595
0.320% due 01/23/2014	66,800	66,788
Standard Chartered Bank
0.140% due 03/04/2014	2,500	2,499
Vodafone Group PLC
0.215% due 01/28/2014	50,000	49,992
0.595% due 01/02/2014	1,350	1,350
0.690% due 02/10/2014	8,300	8,294
0.720% due 01/28/2014	86,400	86,355

0.725% due 01/02/2014		10,000	10,000
Volvo Group Treasury North America LP
0.320% due 01/06/2014		6,000	6,000
0.320% due 01/13/2014		30,340	30,337
0.350% due 01/13/2014		20,000	19,998
0.350% due 01/14/2014		50,000	49,994
0.350% due 01/15/2014		21,000	20,997
0.420% due 04/14/2014		26,150	26,126

			2,963,932

REPURCHASE AGREEMENTS (b) 4.1%			2,062,607

SHORT-TERM NOTES 8.4%
BMW Vehicle Owner Trust
0.230% due 10/27/2014		38,558	38,559
CNPC Finance Ltd.
0.569% due 02/20/2014		164,600	164,475
Export Development Canada
0.110% due 02/04/2014		46,600	46,604
0.123% due 03/04/2014		21,000	21,004
Federal Farm Credit Bank
0.120% due 06/03/2014		26,300	26,305
0.160% due 08/12/2014 - 10/01/2014		74,895	74,909
Federal Home Loan Bank
0.118% due 07/25/2014		515,000	514,919
0.125% due 08/14/2014 - 11/12/2014		589,585	589,533
0.170% due 08/01/2014		2,175,360	2,175,880
0.180% due 08/05/2014 - 08/28/2014		378,700	378,817
Holmes Master Issuer PLC
0.247% due 04/15/2014		68,000	68,001
Hyundai Auto Receivables Trust
0.220% due 09/15/2014		18,141	18,141
M&T Bank Auto Receivables Trust
0.250% due 09/15/2014		36,311	36,311
MetLife Institutional Funding
0.314% due 01/10/2014		13,700	13,700

			4,167,158

JAPAN TREASURY BILLS 6.9%
0.053% due 01/09/2014 - 03/10/2014 (a)	JPY	361,300,000	3,430,629

MEXICO TREASURY BILLS 5.5%
3.508% due 01/02/2014 - 06/26/2014 (a)	MXN	36,289,538	2,764,014

U.S. TREASURY BILLS 0.1%
0.055% due 01/02/2014 - 10/16/2014 (a)(c)(e)		$24,923	24,919

Total Short-Term Instruments (Cost $15,631,288)			15,478,176

Total Investments in Securities (Cost $48,326,496)			48,181,335

Total Investments 96.7% (Cost $48,326,496)			$48,181,335
Financial Derivative Instruments (d)(e) 0.3% (Cost or Premiums, net $0)			131,427
Other Assets and Liabilities, net 3.0%			1,528,384

Net Assets 100.0%			$49,841,146

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.010%	12/31/2013	01/02/2014	$300	U.S. Treasury Notes 0.625% due 08/31/2017	$(307)	$300	$300
	0.200%	06/06/2013	06/06/2014	250,000	Fannie Mae 3.000% - 4.000% due 08/01/2042 - 05/01/2043	(169,319)	250,000	250,292
					Freddie Mac 3.000% due 11/01/2042	(85,965)
	0.200%	06/13/2013	06/13/2014	250,000	Fannie Mae 3.000% due 05/01/2043	(238,753)	250,000	250,282
	0.210%	05/01/2013	05/01/2014	40,000	Fannie Mae 2.500% - 3.500% due 04/01/2027 - 10/01/2042	(39,976)	40,000	40,057
	0.230%	12/11/2013	12/11/2015	3,391	Commonwealth Bank of Australia 4.000% due 03/21/2014	(2,547)	3,391	3,391
					Shell International Finance BV 2.500% due 09/20/2018	(1,019)
	0.230%	05/21/2013	12/17/2015	319	Citigroup, Inc. 4.450% due 01/10/2017	(334)	319	319
	0.230%	12/24/2013	12/24/2015	2,123	Shell International Finance BV 4.650% due 07/02/2018	(2,039)	2,123	2,123
	0.250%	05/22/2013	05/22/2015	1,974	Eli Lilly & Co. 4.200% due 03/06/2014	(2,039)	1,974	1,977
BPG	0.030%	12/31/2013	01/02/2014	51,000	Freddie Mac 3.000% due 01/01/2043	(52,774)	51,000	51,000
BSN	0.020%	12/31/2013	01/02/2014	1,700	U.S. Treasury Notes 2.375% due 02/28/2015	(1,739)	1,700	1,700
MBC	0.020%	12/31/2013	01/02/2014	13,400	U.S. Treasury Notes 2.000% due 07/31/2020	(13,648)	13,400	13,400
	0.110%	12/03/2013	01/21/2014	346,700	U.S. Treasury Notes 0.250% - 0.625% due 08/15/2015 - 08/31/2017	(352,359)	346,700	346,732
	0.120%	11/22/2013	01/22/2014	350,000	U.S. Treasury Notes 0.250% - 2.125% due 05/15/2015 - 12/31/2015	(355,571)	350,000	350,048
NXN	0.010%	12/31/2013	01/02/2014	74,600	U.S. Treasury Notes 2.625% due 07/31/2014	(76,107)	74,600	74,600
RDR	0.005%	12/31/2013	01/02/2014	115,000	U.S. Treasury Notes 2.125% due 08/31/2020	(117,336)	115,000	115,000
SOG	0.270%	12/02/2013	01/02/2014	280,172	Brazil Government International Bond 5.875% - 6.000% due 01/17/2017 - 01/15/2019	(194,430)	280,172	280,237
					Poland Government International Bond 5.000% due 10/19/2015	(103,199)
	0.270%	01/02/2014	02/03/2014	280,007	Brazil Government International Bond 5.875% - 6.000% due 01/17/2017 - 01/15/2019	(194,430)	280,007	280,007
					Poland Government International Bond 5.000% due 10/19/2015	(103,198)
SSB	0.000%	12/31/2013	01/02/2014	1,921	Freddie Mac 2.080% due 10/17/2022	(1,964)	1,921	1,921

Total Repurchase Agreements						$(2,109,053)	$2,062,607	$2,063,386

(1)	Includes accrued interest.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
Fannie Mae	3.000%	07/01/2043	$49,312	$(46,955)	$(47,004)
Fannie Mae	3.000%	01/01/2044	662,000	(631,229)	(628,641)
Freddie Mac	3.000%	01/01/2044	500	(475)	(474)

Total Short Sales				$(678,659)	$(676,119)

(2)	Market value includes $49 of interest payable on short sales.

(c)	Securities with an aggregate market value of $4,340 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2014	JPY	11,400,000		$114,047	$5,788	$0
	01/2014	MXN	30,000		2,327	30	0
	02/2014		16,685		1,257	0	(16)
	03/2014	JPY	89,000,000		883,741	38,388	0
BPS	01/2014	MXN	3,433,622		262,450	883	(1,075)
	02/2014		4,124,399		315,066	924	(681)
	03/2014		5,614,311		429,681	2,111	(48)
	04/2014		2,760,108		209,262	721	(1,203)
	05/2014		83,990		6,414	48	0
	06/2014		194,324		14,778	96	0
	10/2014	DKK	300,000		53,788	0	(1,647)
BRC	01/2014	EUR	18,584		24,265	0	(1,301)
	01/2014	JPY	75,000,000		750,901	38,651	0
	02/2014	MXN	354,322		27,501	438	0
	04/2014		1,965,503		147,743	0	(1,716)
CBK	01/2014	JPY	30,150,000		298,372	12,072	0
	02/2014	MXN	1,399,068		105,884	0	(843)
	03/2014	JPY	145,750,000		1,426,335	41,899	0
	03/2014	MXN	1,977,653		150,977	481	(122)
	04/2014		614		46	0	0
	04/2014		$138	DKK	755	2	0
	06/2014	MXN	227,157		$17,302	122	0
DUB	01/2014		1,987,382		152,655	687	0
	02/2014		587		45	0	0
	03/2014		275,328		20,708	20	(293)
	04/2014	DKK	1,339,000		244,748	0	(2,342)
	04/2014	MXN	849		65	1	0
	05/2014		22,500		1,723	18	0
	10/2014	DKK	1,120,000		203,401	0	(3,555)
FBF	03/2014	MXN	175,981		13,608	205	0
	10/2014	GBP	3,552		5,723	0	(146)
GLM	01/2014	JPY	10,000,000		98,357	3,391	0
	01/2014	MXN	496,551		38,258	290	(1)
	02/2014		1,281		97	0	(1)
	03/2014		3,076,010		233,721	775	(1,341)
	04/2014		540,555		41,177	158	0
	06/2014		227,157		17,312	132	0
HUS	04/2014		245,000		18,558	0	(33)
JPM	01/2014		3,514,787		268,597	1,002	(1,377)
	02/2014		69,592		5,392	79	0
	03/2014		429,101		32,919	251	0
	04/2014		500,000		37,750	0	(270)
	06/2014		227,157		17,310	130	0
MSC	01/2014		674,962		51,305	17	(306)
	02/2014		38,766		2,964	7	(3)
	03/2014		486,515		36,669	3	(409)
	04/2014		374,320		28,133	4	(282)
	06/2014		317,710		24,061	107	(54)
	06/2014		$114	MXN	1,519	1	0
RBC	05/2014	MXN	1,210		$93	1	0
UAG	01/2014		496,276		38,518	526	0
	01/2014		$990	DKK	5,525	29	0
	03/2014	MXN	22,076		$1,686	4	0

Total Forward Foreign Currency Contracts						$150,492	$(19,065)

(e)	Securities with an aggregate market value of $11,083 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,600,898	$2,437	$10,603,335
Industrials	0	1,488,598	0	1,488,598
Utilities	0	335,473	0	335,473
Municipal Bonds & Notes
California	0	2,909	0	2,909
New York	0	1,101	0	1,101
U.S. Government Agencies	0	11,983,058	0	11,983,058
U.S. Treasury Obligations	0	4,561,991	0	4,561,991
Asset-Backed Securities	0	179,554	0	179,554
Sovereign Issues	0	3,547,140	0	3,547,140
Short-Term Instruments
Certificates of Deposit	0	64,917	0	64,917
Commercial Paper	0	2,963,932	0	2,963,932
Repurchase Agreements	0	2,062,607	0	2,062,607
Short-Term Notes	0	4,167,158	0	4,167,158
Japan Treasury Bills	0	3,430,629	0	3,430,629
Mexico Treasury Bills	0	2,764,014	0	2,764,014
U.S. Treasury Bills	0	24,919	0	24,919

Total Investments	$0	$48,178,898	$2,437	$48,181,335

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(676,119)	$0	$(676,119)

Financial Derivative Instruments - Assets
Over the counter	$0	$150,492	$0	$150,492

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(19,065)	$0	$(19,065)

Totals	$0	$47,634,206	$2,437	$47,636,643

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$0	$2,435	$0	$(1)	$0	$3	$0	$0	$2,437	$3
Sovereign Issues	9,990	0	(10,001)	0	0	11	0	0	0	0

Totals	$9,990	$2,435	$(10,001)	$(1)	$0	$14	$0	$0	$2,437	$3

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$2,437	Third Party Vendor	Broker Quote	101.54

Total	$2,437

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1%
CORPORATE BONDS & NOTES 5.0%
BANKING & FINANCE 3.9%
American International Group, Inc.
5.050% due 10/01/2015 (c)	$20,000	$21,441
CNA Financial Corp.
5.850% due 12/15/2014	3,000	3,143
Countrywide Financial Corp.
6.250% due 05/15/2016 (c)	5,000	5,520
First Union National Bank of Florida
6.180% due 02/15/2036	600	699
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 ^	5,000	1,094
7.000% due 09/27/2027 ^	2,000	430
SLM Corp.
8.000% due 03/25/2020	1,300	1,477
8.450% due 06/15/2018	4,000	4,675

		38,479

INDUSTRIALS 1.1%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021 (c)	9,053	9,800
UAL Pass-Through Trust
6.636% due 01/02/2024 (c)	1,074	1,139

		10,939

Total Corporate Bonds & Notes (Cost $49,220)		49,418

U.S. GOVERNMENT AGENCIES 8.5%
Fannie Mae
0.225% due 12/25/2036	16	16
0.226% due 12/25/2036	316	308
0.285% due 03/25/2034	256	255
0.365% due 05/25/2035	67	66
0.465% due 01/25/2034	52	52
0.515% due 05/25/2042 - 02/25/2044	430	427
0.564% due 11/17/2030	48	48
0.565% due 08/25/2017 - 12/25/2033	474	475
0.605% due 05/25/2036	119	120
0.614% due 09/17/2027	75	75
0.615% due 10/18/2030 - 10/25/2030	207	206
0.631% due 03/25/2027	166	163
0.643% due 03/25/2027	350	345
0.665% due 11/18/2030 - 01/25/2033	314	314
0.715% due 12/25/2021 - 12/25/2030	102	102
0.765% due 04/25/2022 - 12/25/2023	94	95
0.815% due 10/25/2022 - 11/25/2031	194	196
0.865% due 09/25/2022 - 04/25/2032	131	132
0.915% due 05/25/2022	85	86
0.965% due 09/25/2020	44	44
0.995% due 01/25/2022	67	68
1.165% due 12/25/2023 - 04/25/2032	496	502
1.315% due 04/25/2023 - 10/25/2023	180	182
1.344% due 07/01/2042 - 07/01/2044	1,174	1,201
1.365% due 05/25/2022 - 01/25/2024	275	280
1.394% due 09/01/2041	59	61
1.544% due 09/01/2040	7	8
1.625% due 07/01/2017	13	13
1.630% due 08/01/2028	257	267
1.650% due 06/01/2033	277	291
1.671% due 10/01/2034	450	468
1.687% due 07/01/2033	274	278
1.688% due 05/01/2034	144	153
1.731% due 05/01/2032	79	82
1.750% due 11/01/2036	186	185
1.780% due 07/01/2035	440	443
1.782% due 04/01/2028	78	79
1.784% due 06/01/2035	106	110
1.787% due 04/01/2033 - 09/01/2033	276	293
1.790% due 10/01/2032 - 12/01/2032	117	124
1.792% due 09/01/2033	287	306
1.810% due 05/01/2035	148	154
1.825% due 01/01/2033	32	33
1.826% due 06/01/2020	2	3

1.827% due 12/01/2032 - 07/01/2036	232	240
1.834% due 01/01/2035	19	20
1.840% due 10/01/2032 - 05/01/2034	227	231
1.865% due 11/01/2033	321	335
1.870% due 10/01/2035 - 07/01/2036	595	617
1.871% due 02/01/2037	75	80
1.893% due 03/01/2034	320	335
1.897% due 06/01/2034 - 09/01/2034	177	183
1.898% due 01/01/2035	253	268
1.900% due 09/01/2033	421	430
1.915% due 01/01/2034 - 02/01/2035	501	526
1.916% due 01/01/2035	101	107
1.925% due 09/01/2033	134	141
1.931% due 07/01/2034	230	246
1.940% due 07/01/2035	134	141
1.964% due 07/01/2034	639	680
1.992% due 11/01/2035	81	85
2.004% due 11/01/2022	9	9
2.006% due 12/01/2034	47	49
2.020% due 07/01/2033 - 11/01/2035	385	406
2.025% due 05/01/2030	23	23
2.035% due 08/01/2035	163	172
2.040% due 08/01/2033	41	41
2.044% due 07/01/2037	139	144
2.070% due 04/01/2034	51	53
2.093% due 09/01/2033	448	475
2.094% due 04/01/2035	33	35
2.110% due 07/01/2033	296	313
2.120% due 01/01/2033	138	145
2.124% due 11/01/2035	58	61
2.125% due 08/01/2032 - 08/01/2034	272	279
2.138% due 11/01/2034	41	43
2.143% due 01/01/2033	15	16
2.146% due 11/01/2032	42	44
2.163% due 04/25/2023	20	21
2.170% due 04/01/2034	184	187
2.172% due 12/01/2035	9	9
2.180% due 03/25/2022	11	11
2.189% due 11/01/2034	344	364
2.192% due 02/01/2035	105	111
2.200% due 07/01/2019	11	12
2.203% due 04/01/2034	68	72
2.204% due 07/01/2022 - 08/01/2032	9	9
2.207% due 07/01/2027 - 11/01/2040	73	75
2.210% due 01/01/2034	6	6
2.211% due 01/01/2033	125	132
2.212% due 11/01/2026	286	302
2.221% due 02/01/2035	74	79
2.225% due 09/01/2033	94	99
2.234% due 10/01/2024	22	23
2.235% due 03/01/2033	98	104
2.240% due 06/01/2027	14	15
2.242% due 02/01/2034	230	243
2.250% due 06/01/2019 - 10/01/2034	211	222
2.252% due 08/01/2033 - 12/01/2036	314	333
2.253% due 07/01/2029	27	29
2.260% due 11/01/2043	125	126
2.267% due 04/01/2040	654	697
2.269% due 01/01/2033	17	18
2.272% due 04/01/2035	52	55
2.277% due 08/01/2035	344	368
2.280% due 10/25/2021	25	25
2.281% due 07/01/2034	196	210
2.305% due 11/01/2031	29	31
2.307% due 12/01/2034	120	127
2.314% due 01/01/2036	468	498
2.315% due 08/01/2046	481	509
2.319% due 03/01/2035	374	377
2.320% due 11/01/2033 - 07/01/2037	861	912
2.326% due 01/01/2035	142	151
2.328% due 03/01/2035	24	25
2.330% due 08/01/2033 - 10/01/2033	727	761
2.331% due 04/01/2037	101	109
2.335% due 09/01/2035	280	296
2.336% due 11/01/2033	441	466
2.340% due 09/01/2034	163	169
2.343% due 02/01/2035	53	56
2.344% due 06/01/2030	23	24
2.346% due 03/01/2035	499	527
2.347% due 04/01/2035 - 07/01/2035	217	232
2.350% due 07/01/2034	92	97
2.351% due 06/01/2035	37	39
2.355% due 01/01/2033	5	5
2.363% due 10/01/2035	68	71
2.367% due 10/01/2033	134	141
2.368% due 04/01/2033	3	4

2.370% due 02/01/2035 - 04/01/2036	660	688
2.373% due 07/01/2035	5	6
2.379% due 05/01/2033	21	22
2.384% due 05/01/2036	169	180
2.387% due 02/01/2035	139	147
2.398% due 05/01/2036	305	324
2.399% due 07/01/2033	19	20
2.400% due 09/01/2032 - 01/01/2033	175	182
2.415% due 11/01/2033	233	246
2.417% due 10/01/2033	245	262
2.420% due 11/01/2034 - 12/01/2035	331	336
2.424% due 03/01/2033	158	169
2.426% due 07/01/2035	30	32
2.432% due 07/01/2026	368	377
2.434% due 11/01/2034	53	56
2.435% due 11/01/2024	119	125
2.439% due 01/01/2037	12	13
2.440% due 05/01/2035	119	126
2.444% due 04/01/2033	26	28
2.447% due 02/01/2034	362	384
2.448% due 02/01/2034	151	159
2.453% due 02/01/2032	61	66
2.456% due 12/01/2033	310	327
2.470% due 06/01/2034	323	338
2.475% due 01/01/2033	40	42
2.480% due 04/01/2033	93	100
2.485% due 11/01/2034	39	42
2.486% due 12/01/2033	208	220
2.489% due 03/01/2034 - 08/01/2034	509	544
2.490% due 10/01/2043	18	19
2.492% due 09/01/2029	220	234
2.493% due 01/01/2036	10	11
2.500% due 06/01/2034 - 03/01/2036	332	348
2.503% due 12/01/2032	174	178
2.508% due 06/01/2030	2	2
2.510% due 12/01/2036	25	27
2.512% due 09/01/2036	7	7
2.514% due 12/01/2033 - 12/01/2035	199	208
2.518% due 09/01/2035	698	708
2.525% due 08/01/2033 - 12/01/2035	748	798
2.528% due 01/01/2034	72	76
2.529% due 03/01/2035	279	300
2.530% due 07/01/2017	8	8
2.534% due 04/01/2035	121	129
2.537% due 04/01/2036	120	122
2.545% due 07/01/2036	84	84
2.553% due 03/01/2033	18	19
2.565% due 01/01/2035	200	212
2.566% due 04/01/2036	9	10
2.567% due 05/01/2037	453	463
2.570% due 02/01/2036	150	160
2.580% due 03/01/2036	173	174
2.590% due 09/01/2018	12	13
2.609% due 06/01/2036	220	234
2.625% due 03/01/2034 - 01/01/2035	1,324	1,379
2.633% due 12/01/2030	5	5
2.635% due 12/01/2018 - 04/01/2035	14	15
2.660% due 02/01/2034	69	73
2.673% due 01/01/2019	103	108
2.707% due 01/01/2036	30	31
2.730% due 12/01/2035	242	253
2.735% due 09/01/2017	10	10
2.775% due 04/01/2018	1	1
2.791% due 04/01/2035	63	66
2.854% due 04/01/2033	278	294
3.000% due 12/01/2018	8	8
3.034% due 08/25/2042	60	62
3.075% due 01/01/2018	7	7
3.113% due 09/01/2035	417	441
3.132% due 05/01/2036	574	595
3.200% due 03/01/2030	822	868
3.310% due 02/25/2032	137	141
3.364% due 07/01/2019	10	10
3.365% due 08/01/2024	8	9
3.386% due 05/01/2036	166	173
3.400% due 06/01/2021	20	20
3.411% due 07/01/2019	7	7
3.854% due 05/01/2036	178	186
4.000% due 12/25/2017 - 08/25/2018	24	25
4.500% due 01/25/2014 - 09/25/2018	47	49
4.605% due 08/01/2036	184	196
5.000% due 09/25/2016	35	36
5.230% due 11/01/2014	3	3
5.240% due 03/01/2038	103	109
5.316% due 06/01/2037	135	143
5.500% due 03/25/2017 - 08/25/2020	53	55

5.658% due 08/01/2037	662	706
5.950% due 06/01/2047	214	227
5.963% due 12/25/2042	229	257
6.000% due 02/25/2017 - 08/25/2044	164	181
6.250% due 05/25/2042	51	57
6.267% due 11/01/2047	550	568
6.419% due 09/01/2024	685	737
6.500% due 07/25/2021 - 01/25/2044	1,324	1,493
6.700% due 10/01/2047	124	128
6.750% due 02/01/2015	1	1
7.000% due 10/01/2015 - 02/25/2044	216	243
7.500% due 05/01/2028 - 05/25/2042	67	74
8.000% due 08/25/2022 - 10/01/2026	197	221
9.000% due 03/25/2020 - 01/01/2026	131	141
9.500% due 07/01/2021	17	17
Federal Housing Administration
7.430% due 01/01/2021 - 06/25/2021	213	208
Freddie Mac
0.425% due 08/25/2031	877	858
0.445% due 09/25/2031	527	491
0.467% due 03/15/2036	12	12
0.515% due 06/25/2029	133	120
0.517% due 10/15/2028 - 03/15/2029	240	240
0.565% due 05/25/2043	1,690	1,694
0.567% due 07/15/2026 - 01/15/2033	333	334
0.617% due 03/15/2024 - 08/15/2029	344	344
0.667% due 05/15/2023 - 01/15/2032	392	392
0.717% due 08/15/2029 - 03/15/2032	335	338
0.767% due 08/15/2022 - 12/15/2031	485	489
0.867% due 04/15/2022	41	41
1.342% due 02/25/2045	112	113
1.344% due 10/25/2044	1,248	1,264
1.544% due 07/25/2044	6,226	6,337
1.880% due 12/01/2035	86	91
2.040% due 09/01/2034 - 01/01/2037	230	231
2.100% due 08/01/2033	50	53
2.102% due 08/01/2015	5	5
2.165% due 11/01/2035	6	6
2.200% due 10/01/2027	21	22
2.204% due 01/01/2030	91	95
2.207% due 02/01/2019	43	45
2.219% due 03/01/2035	97	103
2.230% due 11/01/2036	726	733
2.250% due 11/01/2029	149	155
2.266% due 03/01/2030	88	89
2.290% due 07/01/2036	442	453
2.325% due 07/01/2033	46	46
2.335% due 02/01/2035	99	105
2.347% due 04/01/2036	428	432
2.350% due 09/01/2030 - 05/01/2035	792	817
2.351% due 08/01/2035	260	276
2.375% due 04/01/2032 - 11/01/2036	816	859
2.378% due 03/01/2032	202	214
2.380% due 07/01/2033	9	9
2.381% due 05/01/2033	5	5
2.389% due 01/01/2030	201	216
2.395% due 08/01/2036	107	109
2.396% due 01/01/2036	138	147
2.402% due 08/01/2035	11	11
2.403% due 09/01/2035	33	35
2.405% due 09/01/2034 - 11/01/2036	533	571
2.418% due 08/01/2035	476	504
2.427% due 02/01/2036	34	36
2.448% due 09/01/2035	438	463
2.457% due 09/01/2034	224	228
2.461% due 06/01/2035	6	6
2.473% due 09/01/2034	55	58
2.480% due 09/01/2035	114	116
2.485% due 07/01/2036	2	2
2.486% due 01/01/2034 - 12/01/2034	1,380	1,457
2.488% due 09/01/2035	30	32
2.491% due 06/01/2036	362	372
2.493% due 09/01/2035	163	174
2.500% due 02/01/2037	29	31
2.505% due 01/01/2035	89	89
2.508% due 07/01/2035	298	315
2.511% due 05/01/2035	308	328
2.513% due 11/01/2034	313	323
2.514% due 07/01/2035	15	16
2.515% due 12/01/2035 - 12/01/2036	298	319
2.519% due 01/01/2036	23	25
2.551% due 02/01/2036	14	15
2.568% due 04/01/2034	16	17
2.571% due 11/01/2024	42	42
2.608% due 12/01/2034	274	280
2.620% due 06/01/2035	31	32

2.628% due 08/01/2023	16	16
2.630% due 03/01/2036	484	515
2.649% due 12/01/2024	198	199
2.655% due 03/01/2036	443	446
2.661% due 04/01/2035	140	142
2.667% due 01/01/2035 - 10/01/2035	453	485
2.670% due 04/01/2036	35	37
2.712% due 03/01/2035	159	169
2.732% due 02/01/2035	730	775
2.742% due 02/01/2036	67	71
2.750% due 03/01/2035	255	257
2.779% due 02/01/2036	35	37
2.923% due 01/01/2027	374	396
2.925% due 01/01/2037	11	11
2.966% due 07/01/2019	4	4
2.985% due 12/01/2034	22	23
3.500% due 03/15/2018	5	5
3.601% due 04/01/2030	747	792
4.098% due 09/01/2030	444	470
4.500% due 03/15/2021 - 04/15/2032	312	334
5.114% due 10/01/2034	3	3
5.174% due 08/01/2035	88	93
5.496% due 08/01/2037	539	570
5.500% due 03/15/2014 - 10/15/2032	49	52
5.672% due 03/01/2036	20	21
5.951% due 09/01/2037	693	714
6.000% due 09/15/2016 - 05/01/2035	199	215
6.018% due 07/01/2037	704	734
6.105% due 09/01/2036	694	717
6.250% due 12/15/2023	15	16
6.783% due 09/01/2037	725	749
7.000% due 06/01/2017 - 07/15/2027	147	167
8.500% due 11/15/2021	167	190
Ginnie Mae
0.367% due 01/16/2031	37	38
0.517% due 06/20/2032	61	62
0.567% due 03/16/2029 - 02/16/2032	424	428
0.617% due 03/16/2031	75	76
0.667% due 04/16/2030 - 04/16/2032	135	136
0.717% due 10/16/2029	77	78
1.625% due 07/20/2026 - 04/20/2033	2,366	2,454
2.000% due 02/20/2025	16	16

Total U.S. Government Agencies (Cost $80,966)		83,401

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
2.375% due 08/31/2014	87	88

Total U.S. Treasury Obligations (Cost $88)		88

MORTGAGE-BACKED SECURITIES 67.4%
Adjustable Rate Mortgage Trust
0.415% due 10/25/2035	28	25
0.905% due 02/25/2035	469	466
2.383% due 01/25/2035	2,296	2,269
2.446% due 01/25/2035	1,073	1,062
2.666% due 03/25/2035	89	85
2.724% due 11/25/2035 ^	534	458
American Home Mortgage Investment Trust
1.849% due 09/25/2045	1,155	1,071
1.974% due 09/25/2035	14,944	14,876
2.173% due 10/25/2034	397	392
2.355% due 02/25/2045	1,328	1,318
BAMLL Re-REMIC Trust
5.383% due 11/15/2016	1,239	1,314
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	738	766
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	2,650	2,858
5.361% due 02/10/2051	7,001	7,748
5.633% due 04/10/2049	376	377
Banc of America Funding Corp.
2.583% due 11/20/2034	3,443	3,245
2.669% due 03/20/2035	71	72
2.745% due 11/20/2035 ^	366	341
Banc of America Mortgage Trust
2.492% due 10/25/2034	49	49
2.495% due 11/25/2034	45	45
2.772% due 09/25/2033	7,377	7,413
2.775% due 09/25/2033	322	322
2.793% due 02/25/2034	1,224	1,213
2.836% due 11/25/2033	200	201
2.867% due 01/25/2034	178	177
2.875% due 05/25/2033	812	803

2.926% due 04/25/2034	274	275
3.040% due 01/25/2035	178	176
3.197% due 02/25/2033	262	258
5.000% due 12/25/2018	32	33
5.090% due 10/25/2035	264	253
6.500% due 09/25/2033	441	457
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.184% due 09/10/2047	8,000	8,521
BCAP LLC Trust
0.285% due 07/26/2036	1,979	1,966
0.355% due 12/21/2046	808	802
0.375% due 02/26/2036	8,216	7,754
2.086% due 12/26/2036	3,978	3,931
2.099% due 11/26/2045	464	465
2.277% due 07/26/2037	1,234	1,232
2.434% due 11/26/2035	7,042	6,997
2.517% due 05/26/2036	1,733	1,736
2.533% due 03/26/2037	1,417	1,429
2.550% due 10/26/2035	3,571	3,406
2.550% due 11/26/2035	288	289
2.607% due 07/26/2036	2,320	2,315
2.612% due 10/26/2036	1,732	1,726
2.626% due 07/26/2036	1,110	1,118
2.632% due 05/26/2037	1,200	1,139
2.654% due 10/26/2035	1,878	1,896
2.716% due 02/26/2036	11,545	11,582
2.754% due 07/26/2037	726	728
2.778% due 05/20/2035	3,171	3,152
2.861% due 05/26/2047	3,382	3,376
2.976% due 04/26/2037	4,585	4,585
3.485% due 08/26/2037	3,708	3,868
3.893% due 05/26/2037	2,317	2,310
4.402% due 06/26/2037	1,026	1,026
4.558% due 02/26/2037	1,213	1,208
4.761% due 04/26/2037	949	953
4.784% due 07/26/2037	1,433	1,482
4.841% due 07/26/2037	195	185
5.108% due 06/26/2047	317	319
5.250% due 06/26/2035	4,547	4,616
5.500% due 12/26/2035	3,687	3,720
5.500% due 02/26/2036	4,139	4,184
6.500% due 02/26/2036	6,603	6,431
BCRR Trust
5.804% due 08/17/2045	8,900	9,809
Bear Stearns Adjustable Rate Mortgage Trust
2.139% due 10/25/2033	2	2
2.263% due 04/25/2033	34	34
2.363% due 02/25/2033	11	11
2.430% due 10/25/2035	2,857	2,816
2.460% due 08/25/2033	3,865	3,839
2.467% due 10/25/2033	44	44
2.572% due 04/25/2033	248	253
2.581% due 08/25/2033	409	414
2.588% due 01/25/2035	149	145
2.600% due 03/25/2035	1,814	1,830
2.652% due 11/25/2034	1,889	1,871
2.660% due 10/25/2034	3,795	3,374
2.660% due 10/25/2035	1,571	1,575
2.695% due 01/25/2035	150	150
2.761% due 01/25/2034	304	305
2.761% due 02/25/2034	193	193
2.764% due 02/25/2034	1,073	1,063
2.765% due 05/25/2033	1	1
2.786% due 01/25/2034	870	865
2.796% due 10/25/2034	96	95
2.817% due 05/25/2034	2,221	2,126
2.838% due 02/25/2033	12	11
2.848% due 01/25/2035	4,388	4,361
3.141% due 12/25/2035	650	653
3.174% due 07/25/2034	125	124
Bear Stearns Alt-A Trust
0.325% due 02/25/2034	925	873
0.505% due 08/25/2036	16	9
2.598% due 11/25/2036	605	420
2.649% due 05/25/2035	132	125
Bear Stearns Commercial Mortgage Securities Trust
8.283% due 10/15/2032	3,834	4,043
Chase Mortgage Finance Trust
2.536% due 12/25/2035	132	119
2.559% due 12/25/2035	213	194
2.710% due 02/25/2037	5,930	5,950
2.722% due 02/25/2037	2,751	2,554
Citicorp Mortgage Securities, Inc.
5.000% due 02/25/2035	25	25
Citigroup Mortgage Loan Trust, Inc.
0.965% due 08/25/2035	666	530

1.421% due 08/25/2034	14	14
1.940% due 09/25/2035	5,279	5,247
2.290% due 09/25/2035	10,479	10,301
2.500% due 11/25/2035	911	892
2.540% due 05/25/2035	334	325
2.816% due 03/25/2034	89	88
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	361	300
Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	692	764
Countrywide Alternative Loan Trust
0.365% due 06/25/2037	3,116	2,568
0.565% due 03/25/2034	101	100
1.658% due 08/25/2035	5,839	5,432
2.723% due 06/25/2037	1,577	310
4.884% due 10/25/2035 ^	235	197
Countrywide Home Loan Mortgage Pass-Through Trust
0.515% due 08/25/2035	361	285
0.705% due 02/25/2035	403	381
2.376% due 02/20/2036	79	61
2.504% due 11/25/2034	5,322	4,933
2.520% due 04/20/2035	2,941	2,990
2.560% due 12/25/2033	305	304
2.565% due 08/25/2034	2,974	2,772
2.601% due 06/20/2035	460	428
2.639% due 08/25/2034	3,878	3,709
2.675% due 11/19/2033	103	100
2.741% due 11/19/2033	26	26
2.900% due 08/25/2033	353	344
4.500% due 10/25/2018	24	25
5.500% due 10/25/2035	655	635
5.500% due 11/25/2035	599	577
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039	10,000	10,846
5.383% due 02/15/2040	779	843
5.467% due 09/15/2039	10,663	11,612
5.791% due 06/15/2038	9,107	9,875
Credit Suisse First Boston Mortgage Securities Corp.
0.287% due 02/15/2022	6,689	6,646
0.387% due 02/15/2022	13,000	12,512
1.928% due 07/25/2033	104	102
2.265% due 03/25/2034	57	57
2.329% due 07/25/2033	678	678
2.382% due 10/25/2033	1,383	1,399
2.482% due 11/25/2032	26	26
2.525% due 01/25/2034	1,880	1,850
2.772% due 11/25/2034	2,316	2,347
5.500% due 08/25/2034	8	8
6.500% due 04/25/2033	104	106
Credit Suisse Mortgage Capital Certificates
0.347% due 04/15/2022	4,634	4,624
0.397% due 10/15/2021	1,888	1,884
4.784% due 07/26/2037	12,352	12,505
5.695% due 09/15/2040	100	109
7.000% due 08/26/2036	1,558	1,580
DBRR Trust
0.853% due 02/25/2045	19,120	19,033
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	173	179
5.250% due 06/25/2035	420	408
Deutsche ALT-B Securities, Inc.
0.265% due 10/25/2036 ^	13	7
First Horizon Alternative Mortgage Securities
2.188% due 08/25/2034	936	912
2.238% due 09/25/2035	110	96
2.250% due 07/25/2035	353	293
First Horizon Mortgage Pass-Through Trust
0.435% due 02/25/2035	264	243
0.714% due 02/25/2035	1,171	1,072
2.573% due 08/25/2035	3,578	3,480
2.654% due 04/25/2035	1,194	1,190
First Republic Bank Mortgage Pass-Through Certificates
0.645% due 06/25/2030	291	287
First Republic Mortgage Loan Trust
0.517% due 11/15/2031	276	273
0.567% due 11/15/2032	393	373
GMAC Commercial Mortgage Securities, Inc.
6.481% due 09/15/2033	7,500	8,023
GMAC Mortgage Corp. Loan Trust
2.930% due 11/19/2035	475	449
Greenwich Capital Commercial Funding Corp.
0.308% due 11/05/2021	516	513
GSR Mortgage Loan Trust
0.355% due 08/25/2046	1,093	1,079
0.515% due 01/25/2034	583	559
1.860% due 03/25/2033	30	30

2.295% due 06/25/2034	311	309
2.457% due 06/25/2034	37	37
2.649% due 09/25/2034	9,138	8,600
2.669% due 08/25/2034	245	241
2.870% due 05/25/2035	285	260
6.000% due 03/25/2032	14	14
HarborView Mortgage Loan Trust
0.356% due 02/19/2046	1,565	1,354
0.386% due 05/19/2035	93	81
2.125% due 08/19/2034	2,772	2,728
2.412% due 06/19/2034	5,972	5,913
2.530% due 05/19/2033	1,134	1,132
Impac CMB Trust
0.685% due 04/25/2035	2,168	2,110
0.805% due 08/25/2035	3,044	2,656
IndyMac Adjustable Rate Mortgage Trust
1.782% due 01/25/2032	58	55
IndyMac Mortgage Loan Trust
0.355% due 09/25/2046	752	629
0.945% due 05/25/2034	241	215
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	230	196
JPMorgan Chase Commercial Mortgage Securities Trust
5.335% due 08/12/2037	8,797	9,152
5.706% due 02/12/2049	8,875	9,943
JPMorgan Mortgage Trust
1.990% due 11/25/2033	49	49
2.256% due 07/25/2035	19,760	19,370
2.295% due 12/25/2034	2,287	2,272
2.339% due 12/25/2034	72	73
2.433% due 09/25/2034	4	4
2.434% due 11/25/2035	597	559
2.550% due 11/25/2033	101	101
2.604% due 10/25/2035	900	902
2.753% due 07/25/2035	1,246	1,157
2.813% due 07/25/2035	1,260	1,271
2.976% due 04/25/2035	88	91
3.339% due 04/25/2035	853	871
3.554% due 02/25/2035	2,256	2,270
5.243% due 07/25/2035	111	114
MASTR Adjustable Rate Mortgages Trust
2.236% due 02/25/2034	432	430
2.528% due 09/25/2033	1,006	990
2.562% due 08/25/2034	5,858	5,856
2.623% due 11/21/2034	3,241	3,309
2.652% due 01/25/2036	393	375
2.754% due 08/25/2034	1,583	1,573
2.838% due 07/25/2034	3,421	3,368
4.529% due 01/25/2034	85	84
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,506	1,548
Merrill Lynch Floating Trust
0.706% due 07/09/2021	3,592	3,585
Merrill Lynch Mortgage Investors Trust
0.785% due 08/25/2028	170	170
0.825% due 06/25/2028	460	460
1.217% due 03/25/2028	934	923
2.124% due 04/25/2035	1,769	1,698
2.133% due 04/25/2029	1,793	1,774
2.143% due 12/25/2034	392	402
2.273% due 02/25/2034	110	103
2.521% due 06/25/2035	1,442	1,406
2.532% due 02/25/2035	421	421
2.575% due 09/25/2033	29	29
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	1,091
5.485% due 03/12/2051	500	551
Morgan Stanley Capital Trust
5.252% due 09/15/2047	1,000	1,096
Morgan Stanley Mortgage Loan Trust
0.435% due 09/25/2035	7,341	7,156
2.375% due 02/25/2034	8	8
Nomura Asset Acceptance Corp.
0.945% due 10/25/2034	14	14
2.507% due 10/25/2035	87	77
3.257% due 05/25/2035	159	159
Prime Mortgage Trust
0.565% due 02/25/2034	107	101
5.000% due 08/25/2034	182	188
6.000% due 02/25/2034	45	47
Provident Funding Mortgage Loan Trust
2.720% due 05/25/2035	102	101
RBSSP Resecuritization Trust
0.485% due 08/26/2045	620	558
Residential Accredit Loans, Inc. Trust
0.565% due 01/25/2033	280	274

0.595% due 02/25/2033	369	348
3.176% due 04/25/2035 ^	7	1
5.500% due 08/25/2034	44	44
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	102	104
7.500% due 12/25/2031	886	920
Residential Asset Securitization Trust
3.750% due 10/25/2018	10	10
5.250% due 04/25/2034	343	373
Residential Funding Mortgage Securities, Inc. Trust
3.882% due 02/25/2036 ^	305	262
6.500% due 03/25/2032	27	29
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049	553	600
6.068% due 09/17/2039	10,892	12,021
S2 Hospitality LLC
4.500% due 04/15/2025	30	30
Sequoia Mortgage Trust
0.645% due 03/20/2035	740	652
0.879% due 05/20/2034	3,113	2,925
0.927% due 04/20/2033	108	106
0.967% due 10/20/2027	399	386
1.891% due 07/20/2034	76	76
Silver Oak Ltd.
1.696% due 06/21/2018	19,000	19,221
Structured Adjustable Rate Mortgage Loan Trust
0.405% due 03/25/2035	249	205
0.465% due 09/25/2034	322	205
0.605% due 08/25/2035	1,733	1,621
2.373% due 03/25/2034	106	105
2.433% due 06/25/2034	1,856	1,899
2.453% due 07/25/2034	1,146	1,126
2.482% due 08/25/2034	2,025	1,995
2.523% due 03/25/2034	461	459
2.787% due 09/25/2034	665	665
2.966% due 08/25/2034	3,073	2,990
Structured Asset Mortgage Investments Trust
0.846% due 11/19/2033	131	123
0.846% due 05/19/2035	553	539
0.866% due 03/19/2034	264	263
1.006% due 02/19/2033	605	572
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.829% due 05/25/2032	36	35
2.125% due 07/25/2032	21	20
2.357% due 06/25/2033	5,720	5,659
2.369% due 03/25/2033	456	456
2.418% due 09/25/2033	184	179
2.489% due 11/25/2033	156	154
Thornburg Mortgage Securities Trust
2.360% due 04/25/2045	423	426
WaMu Mortgage Pass-Through Certificates
0.385% due 08/25/2046 ^	895	112
0.395% due 04/25/2045	7,224	6,848
0.425% due 11/25/2045	10,596	9,715
0.435% due 07/25/2045	4,101	3,780
0.435% due 12/25/2045	5,545	5,081
0.455% due 07/25/2045	14,248	13,425
0.455% due 10/25/2045	7,091	6,618
0.455% due 12/25/2045	5,905	5,447
0.475% due 01/25/2045	7,345	6,945
0.485% due 08/25/2045	515	499
0.548% due 11/25/2034	5,223	5,074
0.565% due 01/25/2045	2,991	2,874
0.608% due 07/25/2044	1,114	1,077
0.678% due 10/25/2044	708	667
1.139% due 08/25/2046	148	128
1.343% due 11/25/2042	338	319
1.543% due 08/25/2042	31	29
1.543% due 04/25/2044	1,446	1,419
2.357% due 10/25/2035	3,343	775
2.422% due 08/25/2033	1,754	1,201
2.425% due 09/25/2035	1,000	916
2.427% due 10/25/2033	726	741
2.463% due 08/25/2046	3,288	2,971
2.463% due 09/25/2046	8,704	8,328
2.463% due 11/25/2046	2,764	2,579
2.530% due 03/25/2034	2,064	2,052
4.558% due 02/25/2037 ^	670	555
Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	1	1
2.063% due 02/25/2033	30	29
2.225% due 02/25/2033	59	59
2.361% due 11/25/2030	237	228
2.385% due 06/25/2033	70	70
2.440% due 01/25/2035	3,728	3,693
7.000% due 03/25/2034	162	172

Wells Fargo Mortgage-Backed Securities Trust
0.665% due 07/25/2037	660	576
2.484% due 12/25/2033	198	200
2.491% due 01/25/2034	178	176
2.494% due 09/25/2033	46	46
2.503% due 10/25/2033	70	71
2.512% due 01/25/2034	220	218
2.613% due 12/25/2034	690	697
2.615% due 09/25/2034	435	444
2.615% due 01/25/2035	1,255	1,245
2.617% due 09/25/2034	1,477	1,496
2.618% due 12/25/2033	287	293
2.626% due 04/25/2036 ^	37	34
2.627% due 06/25/2035	2,366	2,396
2.628% due 03/25/2036	3,549	3,551
2.633% due 04/25/2036	4,272	4,217
2.645% due 02/25/2034	879	888
2.659% due 08/25/2033	729	742
2.659% due 06/25/2035	140	142
2.691% due 04/25/2035	523	526
4.500% due 05/25/2034	23	23
4.694% due 06/25/2034	174	174
4.898% due 05/25/2034	7	7
5.160% due 10/25/2035	206	201
5.330% due 08/25/2035	89	91
6.000% due 09/25/2036	153	146
Wells Fargo Re-REMIC Trust
5.733% due 05/16/2017	9,000	9,851

Total Mortgage-Backed Securities (Cost $649,553)		659,223

ASSET-BACKED SECURITIES 17.9%
Accredited Mortgage Loan Trust
0.925% due 01/25/2034	234	187
ACE Securities Corp. Home Equity Loan Trust
2.790% due 06/25/2033 ^	1,148	1,140
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.515% due 02/25/2033	1,291	1,225
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.200% due 01/25/2034	653	629
Babson CLO, Inc.
0.492% due 07/20/2019	4,491	4,485
Bear Stearns Asset-Backed Securities Trust
0.235% due 12/25/2036	9	9
0.575% due 12/25/2035	1,428	1,399
1.165% due 11/25/2042	416	406
2.974% due 10/25/2036	2,525	2,477
3.014% due 10/25/2036	3,500	2,741
Bear Stearns Second Lien Trust
1.365% due 12/25/2036	21,100	14,888
BlueMountain CLO Ltd.
0.478% due 11/15/2017	393	393
Callidus Debt Partners CLO Fund Ltd.
0.504% due 04/17/2020	3,938	3,935
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035	132	132
5.267% due 06/25/2035	4,500	4,520
Carrington Mortgage Loan Trust
0.265% due 06/25/2037	1,514	1,480
0.345% due 02/25/2036	224	212
Citigroup Mortgage Loan Trust, Inc.
0.615% due 07/25/2044	145	143
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	680	699
Conseco Financial Corp.
6.240% due 12/01/2028	354	366
Countrywide Asset-Backed Certificates
0.265% due 05/25/2047	2,119	2,087
0.425% due 05/25/2036	1,302	1,300
0.625% due 09/25/2034	190	188
Credit Suisse First Boston Mortgage Securities Corp.
0.965% due 05/25/2043	2,877	2,692
Credit-Based Asset Servicing and Securitization LLC
6.280% due 05/25/2035	815	822
EFS Volunteer LLC
1.046% due 07/26/2027	2,240	2,266
EMC Mortgage Loan Trust
0.865% due 04/25/2042	732	730
FBR Securitization Trust
0.925% due 09/25/2035	243	240
Goldman Sachs Asset Management CLO PLC
0.462% due 08/01/2022	4,633	4,541
GSRPM Mortgage Loan Trust
0.675% due 03/25/2035	7,523	7,300

Home Equity Asset Trust
0.765% due 11/25/2032	8	7
Home Equity Mortgage Loan Asset-Backed Trust
0.615% due 08/25/2035	1,100	1,078
0.685% due 10/25/2035	1,600	999
6.372% due 05/25/2033	850	862
Home Equity Mortgage Trust
5.821% due 04/25/2035	947	948
HSBC Home Equity Loan Trust
0.347% due 01/20/2036	1,631	1,597
0.427% due 01/20/2035	13,776	13,718
HSI Asset Securitization Corp. Trust
0.215% due 10/25/2036	12	6
Inwood Park CDO Ltd.
0.467% due 01/20/2021	5,075	5,059
Irwin Whole Loan Home Equity Trust
0.705% due 07/25/2032	98	84
JPMorgan Mortgage Acquisition Trust
0.235% due 01/25/2037	9	9
0.595% due 12/25/2035	14,770	13,982
Lehman XS Trust
0.315% due 04/25/2037 ^	6,744	4,750
Long Beach Mortgage Loan Trust
0.635% due 08/25/2035	1,762	1,713
0.725% due 10/25/2034	940	900
0.865% due 03/25/2032	51	46
1.020% due 07/25/2034	1,159	1,117
Loomis Sayles CLO Ltd.
0.468% due 10/26/2020	1,249	1,241
Merrill Lynch Mortgage Investors Trust
0.525% due 09/25/2036	332	310
Morgan Stanley ABS Capital, Inc. Trust
0.625% due 06/25/2034	274	267
1.365% due 06/25/2033	2,723	2,644
Morgan Stanley Dean Witter Capital, Inc. Trust
1.515% due 02/25/2033	297	282
Morgan Stanley Mortgage Loan Trust
0.235% due 01/25/2047	571	557
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Nelnet Student Loan Trust
0.358% due 04/25/2031	2,000	1,941
New Century Home Equity Loan Trust
0.425% due 06/25/2035	1,160	1,160
Newcastle Investment Trust
2.450% due 12/10/2033	4,479	4,534
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.425% due 07/25/2035	189	189
Opteum Mortgage Acceptance Corp. Trust
0.445% due 11/25/2035	587	587
Option One Mortgage Loan Trust Asset-Backed Certificates
0.805% due 07/25/2033	230	214
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.275% due 12/25/2034	5,000	4,862
Primus CLO Ltd.
0.476% due 07/15/2021	9,561	9,279
Renaissance Home Equity Loan Trust
0.865% due 08/25/2032	10	9
1.265% due 09/25/2037	4,565	2,474
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,758	1,688
Residential Asset Securities Corp. Trust
5.120% due 12/25/2033	664	614
SACO, Inc.
0.725% due 11/25/2035	862	856
0.925% due 11/25/2035	164	164
Saxon Asset Securities Trust
8.264% due 12/25/2032	1,051	1,060
SLC Student Loan Trust
4.750% due 06/15/2033	5,005	4,539
SLM Student Loan Trust
0.423% due 03/15/2024	6,000	5,792
0.638% due 04/25/2023	3,898	3,895
1.080% due 03/15/2028	8,100	8,030
1.738% due 04/25/2023	4,674	4,820
2.350% due 04/15/2039	447	448
Soundview Home Loan Trust
1.465% due 11/25/2033	227	225
Specialty Underwriting & Residential Finance Trust
0.845% due 01/25/2034	50	43
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.745% due 01/25/2033	409	375
0.815% due 05/25/2034	65	64
Trapeza CDO Ltd.
1.004% due 11/16/2034	1,000	630
Truman Capital Mortgage Loan Trust
0.915% due 12/25/2032	439	422
WMC Mortgage Loan Pass-Through Certificates
0.847% due 05/15/2030	102	98

Total Asset-Backed Securities (Cost $181,110)		174,820

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
0.554% due 01/30/2014 (a)	267	1,891

Total Preferred Securities (Cost $2,003)		1,891

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		730

Total Short-Term Instruments (Cost $730)		730

Total Investments in Securities (Cost $963,670)		969,571

INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio	1,745,344	17,462

Total Short-Term Instruments (Cost $17,462)		17,462

Total Investments in Affiliates (Cost $17,462)		17,462

Total Investments 100.9% (Cost $981,132)		$987,033
Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $(175))		302
Other Assets and Liabilities, net (0.9%)		(8,676)

Net Assets 100.0%		$978,659

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2013	01/02/2014	$730	Freddie Mac 2.000% due 01/30/2023	$(748)	$730	$730

Total Repurchase Agreements						$(748)	$730	$730

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.650%	12/20/2013	03/19/2014	$(805)	$(805)
DEU	0.590%	11/21/2013	02/14/2014	(3,127)	(3,129)
FOB	0.450%	12/16/2013	01/16/2014	(5,150)	(5,151)
ULW	0.450%	10/23/2013	01/21/2014	(1,619)	(1,620)
	0.450%	12/20/2013	01/23/2014	(3,621)	(3,622)

Total Reverse Repurchase Agreements					$(14,327)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2013 was $133,599 at a weighted average interest rate of 0.554%.

(c)	Securities with an aggregate market value of $15,204 have been pledged as collateral under the terms of master agreements as of December 31, 2013.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	06/19/2016	$23,800	$(62)	$35	$9	$0
Receive	3-Month USD-LIBOR	0.750%	06/19/2017	54,600	627	446	50	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	7,900	1,719	898	91	0

					$2,284	$1,379	$150	$0

Total Swap Agreements					$2,284	$1,379	$150	$0

Cash of $1,177 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	(2.150%)	10/20/2020	$500	$0	$26	$26	$0
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	2,000	0	189	189	0
JPM	Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	(1.750%)	07/20/2018	2,500	0	(25)	0	(25)

					$0	$190	$215	$(25)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	CNA Financial Corp.	(0.470%	)	12/20/2014	0.173%	$3,000	$0	$(9)	$0	$(9)
DUB	Bank of America Corp.	(0.180%	)	12/20/2016	0.471%	10,000	0	85	85	0
JPM	Countrywide Financial Corp.	(0.710%	)	06/20/2016	0.708%	5,000	0	(2)	0	(2)
	HSBC Finance Corp.	(0.220%	)	06/20/2016	0.206%	3,000	0	(1)	0	(1)

							$0	$73	$85	$(12)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	MetLife, Inc.	1.000%	09/20/2015	0.261%	$2,600	$(175)	$209	$34	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.IG-7 10-Year Index 15-30%	0.145%	12/20/2016	$25,000	$0	$(54)	$0	$(54)
DUB	CDX.IG-7 10-Year Index 15-30%	0.157%	12/20/2016	25,000	0	(44)	0	(44)
GST	CDX.IG-7 10-Year Index 15-30%	0.153%	12/20/2016	25,000	0	(47)	0	(47)

					$0	$(144)	$0	$(144)

Total Swap Agreements					$(175)	$327	$334	$(182)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$38,479	$0	$38,479
Industrials	0	9,800	1,139	10,939
U.S. Government Agencies	0	83,193	208	83,401
U.S. Treasury Obligations	0	88	0	88
Mortgage-Backed Securities	0	659,223	0	659,223
Asset-Backed Securities	0	166,790	8,030	174,820
Preferred Securities
Banking & Finance	0	0	1,891	1,891
Short-Term Instruments
Repurchase Agreements	0	730	0	730
	$0	$958,303	$11,268	$969,571

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,462	$0	$0	$17,462

Total Investments	$17,462	$958,303	$11,268	$987,033

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	150	0	150
Over the counter	0	334	0	334
	$0	$484	$0	$484

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(182)	$0	$(182)

Totals	$17,462	$958,605	$11,268	$987,335

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$1,202	$0	$(32)	$0	$0	$(31)	$0	$0	$1,139	$(28)
U.S. Government Agencies	221	0	(12)	1	0	(2)	0	0	208	(2)
Mortgage-Backed Securities	25,171	0	(6,048)	1	7	(98)	0	(19,033)	0	0
Asset-Backed Securities	8,302	0	(250)	5	2	(29)	0	0	8,030	(28)
Preferred Securities
Banking & Finance	1,940	0	0	0	0	(49)	0	0	1,891	(49)

Totals	$36,836	$0	$(6,342)	$7	$9	$(209)	$0	$(19,033)	$11,268	$(107)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$1,139	Third Party Vendor	Broker Quote	106.00
U.S. Government Agencies	208	Benchmark Pricing	Base Price	97.71 - 97.77
Asset-Backed Securities	8,030	Benchmark Pricing	Base Price	99.52
Preferred Securities
Banking & Finance	1,891	Benchmark Pricing	Base Price	$7,081.90

Total	$11,268

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government Sector Portfolio

December 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.5%
CORPORATE BONDS & NOTES 1.5%
BANKING & FINANCE 1.5%
Citigroup, Inc.
1.694% due 01/13/2014	$24,000	$24,009
KFW
3.500% due 03/10/2014	200	201
Morgan Stanley
1.838% due 01/24/2014	24,000	24,020

		48,230

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	300	315

Total Corporate Bonds & Notes (Cost $48,510)		48,545

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	1,920	2,053

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series
2005 6.500% due 06/01/2023	1,855	1,804

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,191

Total Municipal Bonds & Notes (Cost $4,745)		5,048

U.S. GOVERNMENT AGENCIES 22.4%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	37,379
Fannie Mae
0.226% due 12/25/2036	963	940
0.285% due 03/25/2034	1,000	993
0.295% due 03/25/2036	611	567
0.385% due 07/25/2032	662	651
0.405% due 06/25/2033	385	372
0.425% due 06/25/2032	1	1
0.485% due 03/25/2032	462	440
0.500% due 03/30/2016	46,000	45,976
0.505% due 11/25/2032	3	3
0.515% due 05/25/2042	369	369
0.615% due 08/25/2021 - 03/25/2022	39	40
0.765% due 08/25/2022	9	9
0.865% due 04/25/2022	21	21
0.875% due 12/20/2017	50,000	48,983
1.065% due 04/25/2032	356	361
1.125% due 04/27/2017	100,000	100,438
1.344% due 02/01/2041 - 10/01/2044	7,168	7,358
1.544% due 11/01/2030	1	1
1.779% due 03/01/2035	1,095	1,140
1.970% due 02/01/2026	10	10
1.992% due 11/01/2035	376	396
2.020% due 11/01/2035	508	535
2.060% due 06/01/2021	755	791
2.100% due 09/01/2033	2	2
2.125% due 12/01/2032	5	5
2.206% due 11/01/2020	11	11
2.246% due 07/01/2018	145	148
2.250% due 03/15/2016 - 10/01/2032	54,328	56,373
2.251% due 06/01/2032	1	1
2.257% due 05/01/2025	9	9
2.269% due 12/01/2022	26	28
2.270% due 09/01/2028	7	7
2.302% due 09/01/2031	42	45
2.311% due 12/01/2029	5	5
2.375% due 05/01/2022	9	9
2.392% due 12/01/2029	8	8

2.400% due 12/01/2031 - 05/01/2032	7	7
2.441% due 01/01/2036 - 08/01/2036	3,935	4,171
2.446% due 12/01/2029	22	22
2.525% due 12/01/2035	160	168
2.722% due 10/01/2025 - 03/01/2026	33	34
2.750% due 09/01/2017 - 01/01/2018	16	16
2.756% due 03/01/2018	9	9
3.222% due 08/01/2028	11	11
4.000% due 03/01/2029 - 01/01/2042	9,575	9,880
4.375% due 06/01/2025	15	15
4.500% due 04/01/2028 - 10/01/2041	1,529	1,628
4.650% due 08/01/2014	4	4
5.047% due 09/01/2026	280	283
5.650% due 11/01/2014	1	1
6.000% due 06/01/2037	161	178
Freddie Mac
0.000% due 12/11/2025	9,084	5,626
0.405% due 07/25/2031	328	318
0.667% due 06/15/2030 - 12/15/2032	159	160
0.717% due 06/15/2031	76	77
0.867% due 02/15/2027	10	10
1.000% due 03/08/2017	27,700	27,758
1.342% due 02/25/2045	1,136	1,151
1.344% due 10/25/2044	3,584	3,631
1.544% due 07/25/2044	2,312	2,354
1.750% due 09/10/2015	28,000	28,665
2.002% due 02/01/2024	33	34
2.145% due 08/01/2019	24	25
2.207% due 07/01/2020	69	73
2.265% due 04/01/2027	4	4
2.333% due 05/01/2032	17	17
2.354% due 12/01/2031	2	2
2.356% due 08/01/2031	2	2
2.360% due 03/01/2025	1	1
2.373% due 02/01/2032	5	5
2.375% due 12/01/2031	53	55
2.428% due 02/01/2032	15	15
2.459% due 03/01/2035	329	331
2.468% due 06/01/2035	4,967	5,306
2.501% due 07/01/2029	14	15
2.575% due 01/01/2032	17	18
2.676% due 02/01/2035	1,875	1,983
2.683% due 02/01/2018	14	15
3.231% due 08/01/2020	15	15
4.105% due 02/01/2025	7	7
4.500% due 04/02/2014 - 09/15/2035	65,177	66,478
5.000% due 01/30/2014 - 01/15/2034	37,968	38,983
5.400% due 03/17/2021	500	547
5.500% due 08/15/2030 - 10/01/2039	621	680
6.500% due 10/25/2043	1,028	1,133
Ginnie Mae
1.625% due 04/20/2023 - 04/20/2032	2,132	2,214
2.000% due 10/20/2024 - 05/20/2030	289	302
5.000% due 05/20/2034	34,285	36,794
Israel Government AID Bond
0.000% due 11/01/2024	133,000	87,521
5.500% due 09/18/2023	61,330	70,832
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 01/15/2030	18,080	9,288
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	293	294
1.000% due 03/25/2025 - 07/25/2025	279	281
1.100% due 01/25/2019	243	245
4.500% due 03/01/2023	439	471
4.760% due 09/01/2025	13,251	14,128
4.770% due 04/01/2024	3,153	3,359
4.930% due 01/01/2024	2,541	2,734
5.240% due 08/01/2023	1,751	1,892
7.060% due 11/01/2019	219	238
7.220% due 11/01/2020	240	256
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	2,242	2,243
5.190% due 08/01/2016	2,880	2,882

Total U.S. Government Agencies (Cost $708,072)		742,320

U.S. TREASURY OBLIGATIONS 63.3%
U.S. Treasury Bonds
5.500% due 08/15/2028 (c)	3,545	4,361
6.250% due 08/15/2023 (c)	21,736	27,887
8.000% due 11/15/2021	44,700	62,039
8.125% due 05/15/2021	100,000	138,316
U.S. Treasury Notes
0.125% due 07/31/2014	94,000	94,017
0.250% due 08/31/2014	158,700	158,846

0.250% due 09/15/2014	6,000	6,006
0.250% due 10/31/2014	40,000	40,038
0.250% due 11/30/2014	4,200	4,204
0.500% due 08/15/2014	40,800	40,899
0.500% due 10/15/2014	176,927	177,438
0.625% due 08/31/2017	133,200	130,702
0.875% due 01/31/2018	188,000	184,372
1.250% due 11/30/2018	450,000	440,139
1.875% due 09/30/2017	260,000	266,622
2.625% due 11/15/2020	130,000	131,975
3.625% due 08/15/2019	129,151	140,648
3.625% due 02/15/2021	48,367	52,142

Total U.S. Treasury Obligations (Cost $2,132,854)		2,100,651

MORTGAGE-BACKED SECURITIES 5.6%
Bear Stearns Adjustable Rate Mortgage Trust
2.405% due 04/25/2033	111	112
2.572% due 04/25/2033	229	234
2.652% due 11/25/2034	2,136	2,115
2.738% due 04/25/2033	11	11
2.786% due 01/25/2034	562	558
2.838% due 02/25/2033	60	56
Bear Stearns Alt-A Trust
0.325% due 02/25/2034	3,300	3,115
2.598% due 11/25/2036	29,785	20,663
2.672% due 11/25/2036	21,383	15,803
CBA Commercial Small Balance Commercial Mortgage
0.445% due 12/25/2036	1,460	1,127
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.415% due 08/25/2035	1,002	906
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035	1,671	1,624
Countrywide Alternative Loan Trust
0.325% due 02/25/2047	1,001	853
0.345% due 05/25/2047	6,430	5,224
0.347% due 02/20/2047	9,521	6,316
0.365% due 05/25/2036	631	486
0.375% due 05/25/2035	1,290	1,089
0.377% due 03/20/2046	7,055	5,106
0.445% due 12/25/2035	426	368
1.128% due 02/25/2036	578	486
5.500% due 03/25/2036	2,832	2,203
Countrywide Home Loan Mortgage Pass-Through Trust
0.395% due 05/25/2035	2,041	1,784
0.455% due 04/25/2035	414	339
0.495% due 02/25/2035	1,297	1,191
0.505% due 02/25/2035	800	695
2.604% due 09/20/2036 ^	8,329	5,936
2.645% due 04/25/2035	765	675
Credit Suisse First Boston Mortgage Securities Corp.
2.314% due 06/25/2032	42	35
Downey Savings & Loan Association Mortgage Loan Trust
0.426% due 08/19/2045	1,049	969
First Republic Bank Mortgage Pass-Through Certificates
0.645% due 06/25/2030	388	383
First Republic Mortgage Loan Trust
0.667% due 11/15/2030	404	407
Greenpoint Mortgage Funding Trust
0.385% due 06/25/2045	991	897
GSR Mortgage Loan Trust
2.697% due 04/25/2036	8,117	7,577
HarborView Mortgage Loan Trust
0.296% due 04/19/2038	2,464	2,003
0.386% due 05/19/2035	2,685	2,361
0.906% due 02/19/2034	333	330
Impac CMB Trust
1.165% due 07/25/2033	106	97
IndyMac Mortgage Loan Trust
0.485% due 02/25/2035	3,908	3,532
JPMorgan Mortgage Trust
2.716% due 02/25/2036	2,312	2,083
2.813% due 07/25/2035	2,005	2,022
MASTR Adjustable Rate Mortgages Trust
2.401% due 05/25/2034	363	358
MASTR Asset Securitization Trust
5.500% due 09/25/2033	212	218
Merrill Lynch Mortgage Investors Trust
1.854% due 12/25/2032	166	165
Prime Mortgage Trust
5.000% due 02/25/2019	107	109
Residential Accredit Loans, Inc. Trust
0.465% due 08/25/2035	2,107	1,683
0.565% due 03/25/2033	1,062	1,037
1.503% due 09/25/2045	838	676

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	836	933
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	50	53
Sequoia Mortgage Trust
0.517% due 07/20/2033	1,825	1,806
0.637% due 07/20/2033	1,284	1,096
0.866% due 10/19/2026	997	993
Structured Adjustable Rate Mortgage Loan Trust
1.534% due 01/25/2035	703	555
Structured Asset Mortgage Investments Trust
0.385% due 05/25/2036	26,171	19,257
0.746% due 07/19/2034	375	374
0.866% due 03/19/2034	700	698
Structured Asset Securities Corp.
2.625% due 10/28/2035	840	795
WaMu Mortgage Pass-Through Certificates
0.425% due 11/25/2045	2,207	2,023
0.435% due 12/25/2045	1,267	1,180
0.869% due 01/25/2047	1,798	1,690
0.949% due 12/25/2046	3,631	3,446
1.123% due 06/25/2046	5,019	4,675
1.143% due 02/25/2046	3,532	3,332
1.340% due 05/25/2041	152	149
1.343% due 11/25/2042	754	713
2.457% due 05/25/2046	825	725
2.463% due 07/25/2046	8,480	8,007
2.463% due 08/25/2046	21,025	18,997
2.463% due 09/25/2046	3,699	3,539
2.463% due 10/25/2046	1,735	1,644
2.463% due 12/25/2046	1,924	1,849
2.530% due 03/25/2034	251	250
Washington Mutual MSC Mortgage Pass-Through Certificates
2.063% due 02/25/2033	19	18
2.225% due 02/25/2033	2	2
2.225% due 05/25/2033	50	49
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 11/25/2033	79	81

Total Mortgage-Backed Securities (Cost $225,004)		184,946

ASSET-BACKED SECURITIES 0.5%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.245% due 05/25/2037	38	24
0.687% due 06/15/2031	273	266
0.707% due 11/15/2031	31	29
Bear Stearns Asset-Backed Securities Trust
0.235% due 12/25/2036	134	133
0.275% due 11/25/2036	4,062	2,817
0.825% due 10/25/2032	70	66
Carrington Mortgage Loan Trust
0.215% due 12/25/2036	299	293
0.485% due 10/25/2035	308	307
CIT Group Home Equity Loan Trust
0.705% due 06/25/2033	252	232
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,173	840
Countrywide Asset-Backed Certificates
0.345% due 09/25/2036	1,303	1,262
0.355% due 06/25/2036	919	892
Credit Suisse First Boston Mortgage Securities Corp.
0.785% due 01/25/2032	116	109
Credit-Based Asset Servicing and Securitization LLC
0.235% due 01/25/2037 ^	1,345	561
GE-WMC Mortgage Securities Trust
0.205% due 08/25/2036	101	40
GSAMP Trust
0.235% due 12/25/2036	711	357
0.345% due 11/25/2035	223	42
Home Equity Asset Trust
1.085% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.215% due 10/25/2036	200	102
IXIS Real Estate Capital Trust
0.225% due 05/25/2037	44	15
JPMorgan Mortgage Acquisition Trust
0.225% due 03/25/2047	391	375
0.245% due 08/25/2036	51	20
L.A. Arena Funding LLC
7.656% due 12/15/2026	50	57
Lehman ABS Mortgage Loan Trust
0.255% due 06/25/2037	855	491
Long Beach Mortgage Loan Trust
0.725% due 10/25/2034	1,548	1,482

MASTR Asset-Backed Securities Trust
0.215% due 11/25/2036	134	57
Merrill Lynch Mortgage Investors Trust
0.285% due 02/25/2037	433	200
Mid-State Trust
7.340% due 07/01/2035	169	184
Morgan Stanley ABS Capital, Inc. Trust
0.225% due 05/25/2037	504	297
Morgan Stanley IXIS Real Estate Capital Trust
0.215% due 11/25/2036	50	23
Morgan Stanley Mortgage Loan Trust
0.235% due 01/25/2047	344	335
New Century Home Equity Loan Trust
0.345% due 05/25/2036	1,170	769
0.425% due 06/25/2035	210	210
Renaissance Home Equity Loan Trust
0.865% due 08/25/2032	2	2
Salomon Brothers Mortgage Securities, Inc.
1.538% due 01/25/2032	147	135
Securitized Asset-Backed Receivables LLC Trust
0.225% due 12/25/2036 ^	2,066	715
0.245% due 11/25/2036 ^	819	353
Soundview Home Loan Trust
0.225% due 11/25/2036	698	266
0.245% due 06/25/2037	428	233
Specialty Underwriting & Residential Finance Trust
0.225% due 01/25/2038	66	66
Structured Asset Securities Corp.
0.265% due 01/25/2037	356	330
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.565% due 05/25/2034	102	100

Total Asset-Backed Securities (Cost $22,028)		15,088

SHORT-TERM INSTRUMENTS 4.1%
REPURCHASE AGREEMENTS (a) 1.5%		50,957

SHORT-TERM NOTES 2.6%
Federal Home Loan Bank
0.101% due 05/02/2014	55,400	55,389
Freddie Mac
0.122% due 07/11/2014	31,200	31,187

		86,576

Total Short-Term Instruments (Cost $137,519)		137,533

Total Investments in Securities (Cost $3,278,732)		3,234,131

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	18,640	186

Total Short-Term Instruments (Cost $186)		186

Total Investments in Affiliates (Cost $186)		186

Total Investments 97.5% (Cost $3,278,918)		$3,234,317
Financial Derivative Instruments (b)(d) (0.1)% (Cost or Premiums, net $43)		(2,129)
Other Assets and Liabilities, net 2.6%		84,987

Net Assets 100.0%		$3,317,175

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.010%	12/31/2013	01/02/2014	$15,700	U.S. Treasury Notes 0.500% due 07/31/2017	$(16,041)	$15,700	$15,700
GRE	0.080%	11/12/2013	01/10/2014	30,300	U.S. Treasury Notes 1.500% due 03/31/2019	(30,896)	30,300	30,303
SSB	0.000%	12/31/2013	01/02/2014	4,957	Freddie Mac 2.000% due 01/30/2023	(5,060)	4,957	4,957

Total Repurchase Agreements						$(51,997)	$50,957	$50,960

(1)	Includes accrued interest.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	02/01/2044	$16,000	$(16,464)	$(16,425)
Fannie Mae	4.000%	01/01/2044	6,000	(6,225)	(6,178)
Fannie Mae	4.500%	01/01/2044	3,000	(3,196)	(3,180)

Total Short Sales				$(25,885)	$(25,783)

As of December 31, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended December 31, 2013 was $285,253 at a weighted average interest rate of 0.019%.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note February Futures	$115.000	02/21/2014	4,490	$43	$35

Total Purchased Options				$43	$35

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2014	14,480	$(1,839)	$0	$(362)
90-Day Eurodollar December Futures	Long	12/2015	8,089	(1,640)	0	(405)
90-Day Eurodollar June Futures	Long	06/2015	13,600	2,923	0	(510)
90-Day Eurodollar June Futures	Long	06/2016	1,500	(1,484)	0	(75)
90-Day Eurodollar March Futures	Long	03/2015	6,910	2,157	0	(173)
90-Day Eurodollar March Futures	Long	03/2016	9,201	(8,286)	0	(460)
90-Day Eurodollar September Futures	Long	09/2015	16,700	439	0	(835)
U.S. Treasury 5-Year Note March Futures	Long	03/2014	23,183	(26,266)	0	(2,173)
U.S. Treasury 10-Year Note March Futures	Long	03/2014	7,947	(17,864)	0	(1,366)

Total Futures Contracts				$(51,860)	$0	$(6,359)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$329,000	$26,121	$12,192	$4,195	$0

Total Swap Agreements					$26,121	$12,192	$4,195	$0

(c)	Securities with an aggregate market value of $27,242 and cash of $57,893 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$48,230	$0	$48,230
Industrials	0	315	0	315
Municipal Bonds & Notes
California	0	2,053	0	2,053
Iowa	0	1,804	0	1,804
New York	0	1,191	0	1,191
U.S. Government Agencies	0	742,320	0	742,320
U.S. Treasury Obligations	0	2,100,651	0	2,100,651
Mortgage-Backed Securities	0	184,946	0	184,946
Asset-Backed Securities	0	15,088	0	15,088
Short-Term Instruments
Repurchase Agreements	0	50,957	0	50,957
Short-Term Notes	0	86,576	0	86,576
	$0	$3,234,131	$0	$3,234,131
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$186	$0	$0	$186
Total Investments	$186	$3,234,131	$0	$3,234,317

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(25,783)	$0	$(25,783)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$35	$4,195	$0	$4,230

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(6,359)	$0	$0	$(6,359)

Totals	$(6,138)	$3,212,543	$0	$3,206,405

There were no transfers between Level 1 and 2 during the period ended December 31, 2013.

See Accompanying Notes

1. Basis for Consolidation for PIMCO CommoditiesPLUS ® Short Strategy Fund, PIMCO CommoditiesPLUS ® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund ®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO International Portfolio and PIMCO Short-Term Floating Nav Portfolio III PIMCO Trends Managed Futures Strategy Fund (“Consolidated Funds”)

PIMCO Cayman Commodity Fund I, II, III, IV, VII VIII Ltd. and PIMCO Cayman Japan Fund I and II Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Consolidated Funds in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of December 31, 2013 of each Commodity Subsidiary to its respective Commodity Fund (amounts in thousands):

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommoditiesPLUS ® Short Strategy Fund	PIMCO Cayman Commodity Fund IV Ltd.	4/14/2010	5/7/2010	$13,106	$2,812	21.5%
PIMCO CommoditiesPLUS ® Strategy Fund	PIMCO Cayman Commodity Fund III Ltd.	4/14/2010	5/7/2010	6,499,072	1,074,028	16.5%
PIMCO CommodityRealReturn Strategy Fund ®	PIMCO Cayman Commodity Fund I Ltd.	7/21/2006	8/1/2008	13,654,614	3,275,455	24.0%
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II Ltd.	11/21/2008	12/10/2008	2,269,198	98,712	4.4%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII Ltd.	8/1/2011	8/31/2011	678,755	152,900	22.5%
PIMCO International Portfolio	PIMCO Cayman Japan Fund II Ltd.	6/5/2012	6/12/2012	1,767,414	5,589	0.3%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Cayman Japan Fund I Ltd.	6/5/2012	6/12/2012	49,841,146	3,544,305	7.1%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII Ltd.	9/6/2013	9/20/2013	3,077	10	0.3%
2. Investment Valuation and Fair Value Measurements

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1–Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. Federal Income Tax Matters

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The PIMCO CommoditiesPLUS ® Short Strategy Fund, PIMCO CommoditiesPLUS ® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund ®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity index-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS ® Short Strategy Fund, PIMCO CommoditiesPLUS ® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund ®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS ® Short Strategy Fund, PIMCO CommoditiesPLUS ® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund ®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS ® Short Strategy Fund, PIMCO CommoditiesPLUS ® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund ®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS ® Short Strategy Fund, PIMCO CommoditiesPLUS ® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund ®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund, the Fund may be subject to additional tax risk.

As of December 31, 2013, the aggregate cost and the gross and net unrealized appreciation/depreciation of investments for federal tax purposes were as follows (amount in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO All Asset All Authority Fund	$43,555,441	$639,619	$(2,943,657)	$(2,304,038)
PIMCO All Asset Fund	32,961,414	886,340	(818,744)	67,596
PIMCO California Intermediate Municipal Bond Fund	132,895	3,619	(1,036)	2,583
PIMCO California Municipal Bond Fund	6,071	9	(200)	(191)
PIMCO California Short Duration Municipal Income Fund	209,042	1,354	(217)	1,137
PIMCO CommoditiesPLUS ® Short Strategy Fund	13,398	0	(247)	(247)
PIMCO CommoditiesPLUS ® Strategy Fund	6,886,445	0	(400,881)	(400,881)
PIMCO CommodityRealReturn Strategy Fund ®	20,174,088	0	(3,141,511)	(3,141,511)
PIMCO Convertible Fund	162,537	23,484	(2,759)	20,725
PIMCO Credit Absolute Return Fund	2,459,666	29,643	(10,987)	18,656
PIMCO Diversified Income Fund	5,400,465	231,018	(142,617)	88,401
PIMCO EM Fundamental IndexPLUS ® AR Strategy Fund	8,684,919	84,829	(58,560)	26,269
PIMCO EMG Intl Low Volatility RAFI ®-PLUS AR Fund	19,343	0	(6)	(6)
PIMCO Emerging Local Bond Fund	12,735,202	129,461	(1,335,306)	(1,205,845)
PIMCO Emerging Markets Bond Fund	6,474,413	131,652	(286,004)	(154,352)
PIMCO Emerging Markets Corporate Bond Fund	1,315,594	10,692	(32,990)	(22,298)
PIMCO Emerging Markets Currency Fund	6,458,392	31,494	(114,778)	(83,284)
PIMCO Emerging Markets Full Spectrum Bond Fund	333,049	0	(15,691)	(15,691)
PIMCO Extended Duration Fund	282,762	1,012	(49,341)	(48,329)
PIMCO Floating Income Fund	2,377,553	91,550	(71,671)	19,879
PIMCO Foreign Bond Fund (Unhedged)	2,808,820	94,660	(82,660)	12,000
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6,260,196	205,715	(135,452)	70,263
PIMCO Fundamental Advantage Absolute Return Strategy Fund	3,267,016	44,005	(33,429)	10,576
PIMCO Fundamental IndexPLUS ® AR Fund	3,430,193	27,229	(16,071)	11,158
PIMCO Global Advantage ® Strategy Bond Fund	3,533,171	88,453	(100,879)	(12,426)
PIMCO Global Bond Fund (Unhedged)	890,644	23,585	(26,895)	(3,310)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	484,509	12,423	(9,006)	3,417
PIMCO Global Multi-Asset Fund	2,370,528	84,773	(172,829)	(88,056)
PIMCO GNMA Fund	1,642,282	5,244	(24,766)	(19,522)
PIMCO Government Money Market Fund	334,605	0	0	0
PIMCO High Yield Fund	14,688,258	932,867	(141,234)	791,633
PIMCO High Yield Municipal Bond Fund	321,777	8,787	(15,342)	(6,555)
PIMCO High Yield Spectrum Fund	3,093,400	179,120	(33,966)	145,154
PIMCO Income Fund	31,345,546	1,651,332	(643,743)	1,007,589
PIMCO Inflation Response Multi-Asset Fund	715,621	928	(22,013)	(21,085)
PIMCO International Fundamental IndexPLUS ® AR Strategy Fund	4,869,035	46,004	(49,675)	(3,671)
PIMCO International StocksPLUS ® AR Strategy Fund (Unhedged)	1,468,035	14,114	(9,351)	4,763
PIMCO International StocksPLUS ® AR Strategy Fund (U.S. Dollar-Hedged)	719,007	8,365	(6,227)	2,138
PIMCO Intl Low Volatility RAFI ®-PLUS AR Fund	19,343	0	(6)	(6)
PIMCO Investment Grade Corporate Bond Fund	5,897,493	215,869	(117,151)	98,718
PIMCO Long Duration Total Return Fund	4,631,868	121,089	(210,890)	(89,801)
PIMCO Long-Term Credit Fund	6,096,027	159,386	(418,902)	(259,516)
PIMCO Long-Term U.S. Government Fund	946,207	15,502	(122,216)	(106,714)
PIMCO Low Duration Fund	26,083,444	271,534	(165,781)	105,753
PIMCO Low Duration Fund II	757,712	5,521	(4,756)	765
PIMCO Low Duration Fund III	328,949	3,073	(1,084)	1,989
PIMCO Low Volatility RAFI ®-PLUS AR Fund	19,343	0	(6)	(6)
PIMCO Moderate Duration Fund	2,641,635	55,685	(13,166)	42,519
PIMCO Money Market Fund	769,174	0	0	0
PIMCO Mortgage-Backed Securities Fund	419,480	4,649	(5,640)	(991)
PIMCO Mortgage Opportunities Fund	1,240,041	22,307	(16,122)	6,185
PIMCO Municipal Bond Fund	474,442	11,455	(2,252)	9,203
PIMCO National Intermediate Municipal Bond Fund	39,284	26	(940)	(914)
PIMCO New York Municipal Bond Fund	128,118	5,089	(855)	4,234
PIMCO Real Income 2019 Fund ®	17,830	60	(370)	(310)
PIMCO Real Income 2029 Fund ®	16,988	80	(840)	(760)
PIMCO Real Return Asset Fund	527,845	2,524	(25,653)	(23,129)
PIMCO Real Return Fund	19,394,715	258,318	(828,539)	(570,221)
PIMCO RealEstateRealReturn Strategy Fund	4,305,585	9,521	(320,311)	(310,790)
PIMCO RealRetirement ® 2015 Fund	51,735	1,541	(2,101)	(560)
PIMCO RealRetirement ® 2020 Fund	94,429	3,301	(2,985)	316
PIMCO RealRetirement ® 2025 Fund	75,210	3,330	(2,676)	654
PIMCO RealRetirement ® 2030 Fund	106,496	6,049	(3,321)	2,728
PIMCO RealRetirement ® 2035 Fund	65,871	4,682	(2,228)	2,454
PIMCO RealRetirement ® 2040 Fund	89,149	6,900	(2,839)	4,061
PIMCO RealRetirement ® 2045 Fund	37,928	2,942	(1,189)	1,753
PIMCO RealRetirement ® 2050 Fund	61,437	3,667	(1,729)	1,938
PIMCO RealRetirement ® Income and Distribution Fund	60,366	1,706	(2,478)	(772)
PIMCO Senior Floating Rate Fund	2,539,510	25,107	(5,958)	19,149
PIMCO Short Asset Investment Fund	140,246	152	(255)	(103)
PIMCO Short Duration Municipal Income Fund	344,014	1,629	(241)	1,388
PIMCO Short-Term Fund	17,146,305	89,140	(55,689)	33,451
PIMCO Small Cap StocksPLUS ® AR Strategy Fund	1,426,662	12,524	(5,108)	7,416
PIMCO Small Company Fundamental IndexPLUS ® AR Strategy Fund	633,037	9,876	(6,657)	3,219
PIMCO StocksPLUS ® Fund	837,684	8,972	(6,481)	2,491
PIMCO StocksPLUS ® Long Duration Fund	546,190	17,817	(26,043)	(8,226)
PIMCO StocksPLUS ® Absolute Return Fund	1,285,352	11,951	(11,974)	(23)
PIMCO StocksPLUS ® AR Short Strategy Fund	6,871,634	81,524	(43,221)	38,303
PIMCO Tax Managed Real Return Fund	60,727	1,468	(298)	1,170
PIMCO Total Return Fund	277,125,708	5,470,546	(4,509,319)	961,227
PIMCO Total Return Fund II	3,405,207	51,974	(36,488)	15,486
PIMCO Total Return Fund III	3,946,196	51,639	(53,999)	(2,360)
PIMCO Total Return Fund IV	1,463,668	12,843	(18,328)	(5,485)
PIMCO TRENDS Managed Futures Strategy Fund	0	0	0	0
PIMCO Unconstrained Bond Fund	27,806,411	624,838	(223,848)	400,990
PIMCO Unconstrained Tax Managed Bond Fund	454,962	18,655	(6,477)	12,178
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	3,629,932	20,866	(34,003)	(13,137)
PIMCO Asset-Backed Securities Portfolio	1,219,062	48,962	(47,373)	1,589
PIMCO Developing Local Markets Portfolio	105,710	62	(10,759)	(10,697)
PIMCO Emerging Markets Portfolio	1,054,456	15,772	(50,091)	(34,319)
PIMCO FX Strategy Portfolio	12,398	0	(12)	(12)
PIMCO High Yield Portfolio	699,270	44,037	(22,652)	21,385
PIMCO International Portfolio	1,743,901	46,778	(30,165)	16,613
PIMCO Investment Grade Corporate Portfolio	3,357,813	210,667	(27,596)	183,071
PIMCO Long Duration Corporate Bond Portfolio	20,125,314	707,103	(1,052,387)	(345,284)
PIMCO Low Duration Portfolio	357,370	516	(851)	(335)
PIMCO Moderate Duration Portfolio	550,679	853	(4,722)	(3,869)
PIMCO Mortgage Portfolio	8,321,691	82,463	(169,131)	(86,668)
PIMCO Municipal Sector Portfolio	228,224	14,890	(2,783)	12,107
PIMCO Real Return Portfolio	3,123,381	14,374	(120,882)	(106,508)
PIMCO Senior Floating Rate Portfolio	98,523	489	(132)	357
PIMCO Short-Term Floating NAV Portfolio	11,181,849	1,990	(1,133)	857
PIMCO Short-Term Floating NAV Portfolio II	6,156,444	928	(612)	316
PIMCO Short-Term Floating NAV Portfolio III	48,328,609	26,009	(173,283)	(147,274)
PIMCO Short-Term Portfolio	981,155	33,449	(27,571)	5,878
PIMCO U.S. Government Sector Portfolio	3,280,784	40,151	(86,618)	(46,467)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

4. Related Party Transactions

The Funds listed below invest substantially all of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended December 31, 2013 (amounts in thousands):

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS ® Strategy Fund	$1,487,596	$33,277	$0	$0	$(47,606)	$1,473,267	$6,848	$381
PIMCO CommodityRealReturn Strategy Fund ®	179,843	748,379	(316,160)	(12,541)	(44,747)	554,774	13,748	0
PIMCO Convertible Fund	225,880	43,695	(267,144)	26,964	(29,395)	0	4,699	0
PIMCO Credit Absolute Return Fund	409,430	873,641	0	0	(6,248)	1,276,823	13,675	416
PIMCO Diversified Income Fund	2,045,526	76,438	(961,055)	(52,356)	(56,482)	1,052,071	66,968	9,469
PIMCO EM Fundamental IndexPLUS ® AR Strategy Fund	2,125,561	1,565,755	(25,700)	(1,831)	(78,335)	3,585,450	3,734	10,871
PIMCO EMG Intl Low Volatility RAFI ®-PLUS AR Fund	0	5,700	0	0	(6)	5,694	0	0
PIMCO Emerging Local Bond Fund	2,560,203	301,507	(40,000)	(6,950)	(366,644)	2,448,116	89,377	0
PIMCO Emerging Markets Bond Fund	1,711,096	212,091	(25,699)	(3,495)	(217,263)	1,676,730	75,861	50,006
PIMCO Emerging Markets Corporate Bond Fund	454,974	121,906	0	0	(34,094)	542,786	18,327	3,672
PIMCO Emerging Markets Currency Fund	2,852,440	155,160	(213,398)	(13,419)	(104,388)	2,676,395	31,894	0
PIMCO EqS Pathfinder Fund ®	535,203	419,539	0	0	61,907	1,016,649	15,331	18,201
PIMCO EqS ® Dividend Fund	24,923	2,158	0	0	772	27,853	1,272	887
PIMCO EqS ® Emerging Markets Fund	34,020	0	0	0	(154)	33,866	0	0
PIMCO EqS ® Long/Short Fund	137,836	8,729	(18,500)	1,728	16,391	146,184	5,757	2,972
PIMCO Floating Income Fund	1,429,610	506,256	(1,045,072)	(34,296)	2,413	858,911	47,012	0
PIMCO Foreign Bond Fund (Unhedged)	504,371	5,748	(491,759)	(45,753)	27,493	100	5,748	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	1,840,862	589,620	(431,303)	(22,333)	(185,751)	1,791,095	214,159	0
PIMCO Fundamental IndexPLUS ® AR Fund	55,147	2,469	(62,579)	19,290	(12,901)	1,426	2,469	0
PIMCO Global Advantage ® Inflation-Linked Bond Exchange-Traded Fund	23,756	0	0	0	(2,790)	20,966	79	5
PIMCO Global Advantage ® Strategy Bond Fund	718,014	12,632	(406,237)	(15,415)	(16,098)	292,896	9,710	2,922
PIMCO High Yield Fund	2,906,418	266,630	(1,370,990)	10,162	(52,435)	1,759,785	120,132	0
PIMCO High Yield Spectrum Fund	1,465,829	90,451	(70,000)	(352)	(16,491)	1,469,437	85,193	5,258
PIMCO Income Fund	2,492,073	292,006	0	0	(61,042)	2,723,037	108,150	3,367
PIMCO International Fundamental IndexPLUS ® AR Strategy Fund	1,603,230	672,554	(98,500)	(7,235)	115,782	2,285,831	270,681	0
PIMCO International StocksPLUS ® AR Strategy Fund (U.S. Dollar-Hedged)	43,969	2,590	(5,700)	521	2,610	43,990	2,590	0
PIMCO International StocksPLUS ® AR Strategy Fund (Unhedged)	31,938	918	(35,527)	8,734	(6,063)	0	918	0
PIMCO Intl Low Volatility RAFI ®-PLUS AR Fund	0	5,700	0	0	0	5,700	0	0
PIMCO Investment Grade Corporate Bond Fund	1,436,069	23,826	(1,338,625)	(41,151)	(33,646)	46,473	22,180	1,647
PIMCO Long Duration Total Return Fund	1,055,238	47,074	(842,082)	(116,315)	12,913	156,828	25,689	3,118
PIMCO Long-Term Credit Fund	556,454	158,303	0	0	(74,376)	640,381	36,112	2,579
PIMCO Long-Term U.S. Government Fund	871,584	107,740	(703,529)	(119,945)	16,688	172,538	16,328	893
PIMCO Low Duration Fund	124,789	1,489,058	(1,585,184)	1,199	1,282	31,144	1,541	172
PIMCO Low Volatility RAFI ®-PLUS AR Fund	0	5,700	0	0	6	5,706	0	0
PIMCO Mortgage Opportunities Fund	0	179,791	0	0	1,018	180,809	3,391	0
PIMCO Real Return Asset Fund	98,117	265,880	(190,188)	(9,381)	(23,273)	141,155	10,433	1,927
PIMCO Real Return Fund	15,597	13,078	(26,734)	1,038	(2,416)	563	167	3
PIMCO RealEstateRealReturn Strategy Fund	140,138	1,253,348	(159,739)	(40,772)	(127,271)	1,065,704	60,030	4,007
PIMCO Senior Floating Rate Fund	1,173,793	207,756	(423,712)	(634)	(12,034)	945,169	36,789	1,311
PIMCO Short-Term Floating NAV Portfolio	89,789	4,734,850	(4,824,426)	28	(5)	236	151	0
PIMCO Short-Term Fund	5,780	405,840	(411,556)	153	(52)	165	68	0
PIMCO Small Cap StocksPLUS ® AR Strategy Fund	98,986	1,652	(115,000)	44,738	(29,878)	498	1,246	406
PIMCO Small Company Fundamental IndexPLUS ® AR Strategy Fund	290,317	90,996	(18,055)	613	(23,138)	340,733	90,841	156
PIMCO StocksPLUS ® AR Short Strategy Fund	5,810,555	2,059,483	(1,019,379)	(307,447)	(1,040,665)	5,502,547	77,478	0
PIMCO StocksPLUS ® Fund	12,189	350	(14,055)	3,816	(2,176)	124	343	7
PIMCO StocksPLUS ® Absolute Return Fund	19,305	164	(21,410)	8,119	(5,485)	693	109	56
PIMCO Total Return Fund	2,953,212	4,534,550	(7,323,533)	(123,051)	(10,050)	31,128	24,963	1,691
PIMCO Unconstrained Bond Fund	2,394,458	1,900,337	(2,039,834)	(58,006)	(40,067)	2,156,888	22,669	1,849
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	1,166,027	944,689	(25,000)	(452)	(23,995)	2,061,269	27,606	0

Totals	$46,212,145	$25,440,014	$(26,967,364)	$(906,027)	$(2,528,185)	$41,250,583	$1,672,466	$128,249

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS ® Strategy Fund	$629,838	$305,233	$0	$0	$(21,344)	$913,727	$3,548	$236
PIMCO CommodityRealReturn Strategy Fund ®	24,046	449,089	0	0	(23,123)	450,012	7,938	0
PIMCO Convertible Fund	118,620	1,673	(119,200)	48,386	(49,479)	0	1,673	0
PIMCO Credit Absolute Return Fund	174,594	496,600	0	0	(1,502)	669,692	6,932	218
PIMCO Diversified Income Fund	1,387,780	282,891	(388,631)	(24,103)	(68,202)	1,189,735	44,754	8,647
PIMCO EM Fundamental IndexPLUS ® AR Strategy Fund	3,037,072	912,874	(6,060)	(457)	(121,272)	3,822,157	3,959	12,416
PIMCO EMG Intl Low Volatility RAFI ®-PLUS AR Fund	0	6,060	0	0	(6)	6,054	0	0
PIMCO Emerging Local Bond Fund	2,397,682	333,121	0	0	(354,323)	2,376,480	84,805	0
PIMCO Emerging Markets Bond Fund	1,072,740	354,921	0	0	(148,285)	1,279,376	51,399	38,010
PIMCO Emerging Markets Corporate Bond Fund	253,864	236,509	0	0	(21,302)	469,071	13,429	3,174
PIMCO Emerging Markets Currency Fund	2,255,558	277,846	0	0	(94,906)	2,438,498	25,877	0
PIMCO EqS Pathfinder Fund ®	599,577	494,569	0	0	69,356	1,163,502	17,546	20,830
PIMCO EqS ® Dividend Fund	34,270	2,968	0	0	1,060	38,298	1,749	1,219
PIMCO EqS ® Emerging Markets Fund	68,040	0	0	0	(308)	67,732	0	0
PIMCO EqS ® Long/Short Fund	126,209	8,058	0	0	16,543	150,810	5,337	2,721
PIMCO Floating Income Fund	2,134,616	178,926	(1,623,053)	(36,579)	(1,046)	652,864	47,652	0
PIMCO Foreign Bond Fund (Unhedged)	833,708	8,794	(796,683)	(82,610)	53,366	16,575	8,794	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	948,508	408,842	(522,211)	(4,377)	(84,852)	745,910	84,675	0
PIMCO Fundamental IndexPLUS ® AR Fund	26,480	3,988	0	0	1,008	31,476	3,988	0
PIMCO Global Advantage ® Inflation-Linked Bond Exchange-Traded Fund	29,154	0	0	0	(3,423)	25,731	97	6
PIMCO Global Advantage ® Strategy Bond Fund	1,020,451	16,559	(659,832)	(19,826)	(19,623)	337,729	13,277	3,282
PIMCO High Yield Fund	2,057,298	132,124	(597,394)	6,757	(33,553)	1,565,232	85,797	0
PIMCO High Yield Spectrum Fund	1,275,401	185,228	0	0	(17,980)	1,442,649	80,118	5,110
PIMCO Income Fund	3,419,462	171,340	0	0	(77,894)	3,512,908	140,194	4,344
PIMCO International Fundamental IndexPLUS ® AR Strategy Fund	1,754,087	374,383	0	0	139,492	2,267,962	262,103	0
PIMCO International StocksPLUS ® AR Strategy Fund (U.S. Dollar-Hedged)	59,954	3,531	0	0	4,308	67,793	3,531	0
PIMCO International StocksPLUS ® AR Strategy Fund (Unhedged)	189,802	26,668	(6,060)	(285)	3,718	213,843	25,843	825
PIMCO Intl Low Volatility RAFI ®-PLUS AR Fund	0	6,060	0	0	0	6,060	0	0
PIMCO Investment Grade Corporate Bond Fund	1,078,877	29,828	(963,501)	(22,781)	(36,827)	85,596	16,462	2,354
PIMCO Long Duration Total Return Fund	1,088,957	22,239	(965,918)	(122,411)	24,302	47,169	21,675	563
PIMCO Long-Term Credit Fund	1,240,553	192,234	0	0	(146,666)	1,286,121	73,295	5,179
PIMCO Long-Term U.S. Government Fund	232,939	3,629	(195,641)	(35,824)	12,958	18,061	3,535	93
PIMCO Low Duration Fund	124	997,741	(820,025)	1,290	1,643	180,773	977	147
PIMCO Low Volatility RAFI ®-PLUS AR Fund	0	6,060	0	0	6	6,066	0	0
PIMCO Mortgage Opportunities Fund	0	179,792	0	0	1,017	180,809	3,391	0
PIMCO Real Return Asset Fund	145	125,643	0	0	(10,046)	115,742	5,272	1,128
PIMCO Real Return Fund	1,700	102,207	0	0	(2,283)	101,624	503	576
PIMCO RealEstateRealReturn Strategy Fund	0	1,273,218	0	0	(131,456)	1,141,762	51,428	4,106
PIMCO Senior Floating Rate Fund	967,180	78,647	(312,420)	430	(9,959)	723,878	27,922	1,004
PIMCO Short-Term Floating NAV Portfolio	32,262	1,963,624	(1,995,758)	(9)	0	119	24	0
PIMCO Short-Term Fund	519	122,506	(123,018)	119	(21)	105	6	0
PIMCO Small Cap StocksPLUS ® AR Strategy Fund	49,434	6,251	(20,000)	4,685	(550)	39,820	3,152	3,099
PIMCO Small Company Fundamental IndexPLUS ® AR Strategy Fund	218,356	70,536	0	0	(18,648)	270,244	70,416	120
PIMCO StocksPLUS ® Fund	3,072	402	0	0	204	3,678	194	209
PIMCO StocksPLUS ® Absolute Return Fund	40,742	6,094	(6,060)	48	1,030	41,854	2,220	3,875
PIMCO Total Return Fund	235,392	1,836,605	(1,899,572)	2,962	(403)	174,984	3,119	1,217
PIMCO Unconstrained Bond Fund	1,818,266	2,028,526	(2,509,506)	(58,652)	(13,417)	1,265,217	15,154	1,106
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	1,260,079	213,333	(33,333)	(603)	(16,846)	1,422,630	19,999	0

Totals	$34,197,408	$14,937,970	$(14,563,876)	$(343,840)	$(1,199,534)	$33,028,128	$1,343,759	$125,814

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$3,023	$184,114	$(5,998)	$(965)	$(9,261)	$170,913	$3,389	$0
PIMCO Emerging Markets Bond Fund	530	82,280	(15,895)	(675)	(2,869)	63,371	1,913	1,764
PIMCO Emerging Markets Corporate Bond Fund	1,481	84,480	(5,739)	(408)	(1,479)	78,335	1,778	500
PIMCO Short-Term Floating NAV Portfolio	5	169,112	(164,900)	(4)	0	4,213	12	0

Totals	$5,039	$519,986	$(192,532)	$(2,052)	$(13,609)	$316,832	$7,092	$2,264

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$0	$25,411	$0	$0	$9	$25,420	$96	$0
PIMCO Emerging Local Bond Fund	195,588	5,411	(80,000)	(7,152)	(18,126)	95,721	5,411	0
PIMCO Emerging Markets Corporate Bond Fund	102,693	3,231	(49,000)	737	(8,017)	49,644	2,800	431
PIMCO EqS Pathfinder Fund ®	331,013	4,771	(231,460)	30,292	(8,184)	126,432	2,108	2,662
PIMCO EqS ® Dividend Fund	349,557	49,544	(229,080)	11,940	(3,680)	178,281	11,296	6,914
PIMCO EqS ® Emerging Markets Fund	253,404	32,300	(124,000)	(25,482)	23,418	159,640	0	0
PIMCO EqS ® Long/Short Fund	0	26,350	0	0	(1,093)	25,257	894	456
PIMCO Income Fund	539,539	94,763	(266,000)	(7,257)	(5,985)	355,060	20,059	493
PIMCO Investment Grade Corporate Bond Fund	52,115	2,790	0	0	(4,275)	50,630	1,661	1,130
PIMCO Mortgage Opportunities Fund	0	25,101	0	0	(159)	24,942	101	0
PIMCO Real Return Fund	77,453	217	(72,056)	(4,453)	(1,161)	0	262	0
PIMCO RealEstateRealReturn Strategy Fund	15,117	1,254	0	0	(4,053)	12,318	1,210	44
PIMCO Short-Term Floating NAV Portfolio	39,834	2,400,188	(2,340,200)	(4)	0	99,818	288	0
PIMCO StocksPLUS ® Fund	331,336	6,853	(305,500)	62,816	(57,542)	37,963	4,181	2,672
PIMCO Total Return Fund	82,212	1,485	(46,000)	(1,686)	(2,187)	33,824	1,225	261
PIMCO Unconstrained Bond Fund	490,170	2,787	(341,200)	(12,148)	(2,643)	136,966	2,642	145

Totals	$2,860,031	$2,682,456	$(4,084,496)	$47,603	$(93,678)	$1,411,916	$54,234	$15,208

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Markets Currency Fund	$39,718	$84,719	$(5,029)	$(292)	$(2,414)	$116,702	$861	$0
PIMCO Short-Term Floating NAV Portfolio	28	0	0	0	0	28	0	0
PIMCO Short-Term Floating NAV Portfolio III	46,579	432,521	(476,100)	36	(5)	3,031	121	0

Totals	$86,325	$517,240	$(481,129)	$(256)	$(2,419)	$119,761	$982	$0

PIMCO RealRetirement ® 2015 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS ® Strategy Fund	$1,842	$9	$0	$0	$(58)	$1,793	$8	$0
PIMCO Emerging Markets Bond Fund	1,824	1,894	0	0	(323)	3,395	112	100
PIMCO EqS Pathfinder Fund ®	751	28	0	0	76	855	13	15
PIMCO EqS ® Dividend Fund	1,449	26	(1,514)	184	(145)	0	27	0
PIMCO EqS ® Emerging Markets Fund	1,117	630	(1,038)	(25)	(45)	639	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	3,156	0	0	(15)	3,141	47	9
PIMCO Global Advantage ® Strategy Bond Fund	1,813	411	0	0	(88)	2,136	35	21
PIMCO High Yield Fund	1,897	831	0	0	(10)	2,718	97	0
PIMCO International StocksPLUS ® AR Strategy Fund (U.S. Dollar-Hedged)	1,700	90	(192)	35	87	1,720	90	0
PIMCO Low Duration Fund	4,701	333	(4,945)	(83)	(6)	0	40	0
PIMCO Mortgage Opportunities Fund	216	7	0	0	(4)	219	7	0
PIMCO Real Return Fund	8,254	107	(288)	(19)	(825)	7,229	66	41
PIMCO RealEstateRealReturn Strategy Fund	1,199	344	(500)	(98)	(173)	772	78	3
PIMCO Short-Term Floating NAV Portfolio	2,411	20,403	(22,300)	0	0	514	3	0
PIMCO Short-Term Floating NAV Portfolio III	503	1	(400)	0	0	104	1	0
PIMCO Short-Term Fund	0	1,512	0	0	1	1,513	7	1
PIMCO Small Cap StocksPLUS ® AR Strategy Fund	1,257	177	0	0	97	1,531	98	79
PIMCO StocksPLUS ® Fund	4,821	1,190	0	0	332	6,343	334	360
PIMCO Total Return Fund	11,735	1,338	(525)	(37)	(534)	11,977	225	67

Totals	$47,490	$32,487	$(31,702)	$(43)	$(1,633)	$46,599	$1,288	$696

PIMCO RealRetirement ® 2020 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS ® Strategy Fund	$5,976	$659	$(1,218)	$(77)	$(112)	$5,228	$26	$1
PIMCO Emerging Markets Bond Fund	3,390	2,284	(373)	(30)	(516)	4,755	184	141
PIMCO EqS Pathfinder Fund ®	2,595	77	(559)	12	203	2,328	35	42
PIMCO EqS ® Dividend Fund	2,716	363	(3,150)	375	(304)	0	51	0
PIMCO EqS ® Emerging Markets Fund	2,803	2,496	(2,607)	(130)	(32)	2,530	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	5,966	0	0	(28)	5,938	89	18
PIMCO Global Advantage ® Strategy Bond Fund	3,454	907	(466)	(19)	(155)	3,721	64	36
PIMCO High Yield Fund	3,529	787	(466)	(5)	(34)	3,811	164	0
PIMCO International StocksPLUS ® AR Strategy Fund (U.S. Dollar-Hedged)	3,261	948	(480)	(128)	388	3,989	221	0
PIMCO Low Duration Fund	847	4,385	(5,169)	(74)	11	0	30	0
PIMCO Mortgage Opportunities Fund	427	13	0	0	(7)	433	14	0
PIMCO Real Return Fund	14,151	173	(1,397)	(113)	(1,298)	11,516	107	65
PIMCO RealEstateRealReturn Strategy Fund	3,574	1,329	(2,541)	(378)	(378)	1,606	212	6
PIMCO Short-Term Floating NAV Portfolio	925	35,906	(34,900)	0	0	1,931	6	0
PIMCO Short-Term Floating NAV Portfolio III	3,212	5	(2,200)	(3)	2	1,016	5	0
PIMCO Small Cap StocksPLUS ® AR Strategy Fund	2,336	527	(279)	7	171	2,762	177	142
PIMCO StocksPLUS ® Fund	12,932	1,520	(1,397)	102	731	13,888	732	788
PIMCO Total Return Fund	20,988	1,883	(1,863)	(104)	(903)	20,001	385	111

Totals	$87,116	$60,228	$(59,065)	$(565)	$(2,261)	$85,453	$2,502	$1,350

PIMCO RealRetirement ® 2025 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS ® Strategy Fund	$7,719	$31	$(1,693)	$(108)	$(147)	$5,802	$29	$2
PIMCO Emerging Markets Bond Fund	2,699	1,346	0	0	(401)	3,644	138	108
PIMCO EqS Pathfinder Fund ®	2,033	68	(212)	8	177	2,074	31	37
PIMCO EqS ® Dividend Fund	2,140	40	(2,236)	266	(210)	0	41	0
PIMCO EqS ® Emerging Markets Fund	2,508	2,182	(2,333)	(45)	(100)	2,212	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	3,807	0	0	(18)	3,789	57	11
PIMCO Global Advantage ® Strategy Bond Fund	2,677	290	0	0	(127)	2,840	48	28
PIMCO High Yield Fund	2,742	123	0	0	(28)	2,837	123	0
PIMCO International StocksPLUS ® AR Strategy Fund (U.S. Dollar-Hedged)	4,329	393	(359)	32	277	4,672	249	0
PIMCO Mortgage Opportunities Fund	358	12	0	0	(6)	364	11	0
PIMCO Real Return Fund	8,860	118	0	0	(929)	8,049	72	46
PIMCO RealEstateRealReturn Strategy Fund	4,211	1,007	(1,800)	(338)	(590)	2,490	266	9
PIMCO Short-Term Floating NAV Portfolio	915	31,005	(28,900)	0	0	3,020	5	0
PIMCO Short-Term Floating NAV Portfolio III	1,506	3	(500)	0	0	1,009	3	0
PIMCO Small Cap StocksPLUS ® AR Strategy Fund	2,887	362	(360)	68	157	3,114	202	160
PIMCO StocksPLUS ® Fund	11,513	2,498	(1,771)	170	592	13,002	700	737
PIMCO Total Return Fund	10,187	246	0	0	(502)	9,931	192	55

Totals	$67,284	$43,531	$(40,164)	$53	$(1,855)	$68,849	$2,167	$1,193

PIMCO RealRetirement ® 2030 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS ® Strategy Fund	$11,094	$51	$(743)	$(47)	$(308)	$10,047	$48	$3
PIMCO Emerging Markets Bond Fund	1,757	4,050	0	0	(519)	5,288	169	157
PIMCO EqS Pathfinder Fund ®	2,444	92	0	0	247	2,783	42	50
PIMCO EqS ® Dividend Fund	2,588	335	(3,000)	353	(276)	0	55	0
PIMCO EqS ® Emerging Markets Fund	3,392	3,206	(3,154)	(109)	(85)	3,250	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	3,922	0	0	(19)	3,903	58	12
PIMCO Global Advantage ® Strategy Bond Fund	3,118	83	0	0	(141)	3,060	53	29
PIMCO High Yield Fund	1,784	2,257	0	0	(31)	4,010	138	0
PIMCO International StocksPLUS ® AR Strategy Fund (U.S. Dollar-Hedged)	7,832	1,661	(292)	(62)	705	9,844	510	0
PIMCO Long-Term U.S. Government Fund	844	31	0	0	(125)	750	27	4
PIMCO Mortgage Opportunities Fund	457	14	0	0	(8)	463	15	0
PIMCO Real Return Fund	7,575	101	0	0	(794)	6,882	62	39
PIMCO RealEstateRealReturn Strategy Fund	6,034	3,363	(2,800)	(550)	(1,021)	5,026	451	18
PIMCO Short-Term Floating NAV Portfolio	2,227	36,409	(35,200)	0	0	3,436	9	0
PIMCO Short-Term Floating NAV Portfolio III	1,708	5	0	0	(1)	1,712	5	0
PIMCO Small Cap StocksPLUS ® AR Strategy Fund	6,243	817	(507)	92	394	7,039	455	362
PIMCO StocksPLUS ® Fund	18,674	4,440	(1,455)	58	1,176	22,893	1,194	1,298
PIMCO Total Return Fund	10,205	731	(930)	(25)	(431)	9,550	182	53

Totals	$87,976	$61,568	$(48,081)	$(290)	$(1,237)	$99,936	$3,473	$2,025

PIMCO RealRetirement ® 2035 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$350	$0	$0	$0	$(64)	$286	$4	$0
PIMCO CommoditiesPLUS ® Strategy Fund	7,407	34	(546)	(45)	(202)	6,648	33	2
PIMCO Emerging Markets Bond Fund	1,147	2,512	0	0	(277)	3,382	96	101
PIMCO EqS Pathfinder Fund ®	1,836	69	0	0	185	2,090	32	37
PIMCO EqS ® Dividend Fund	1,791	34	(1,872)	211	(164)	0	34	0
PIMCO EqS ® Emerging Markets Fund	2,503	2,037	(2,328)	(84)	(63)	2,065	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	1,180	0	0	(6)	1,174	18	3
PIMCO Global Advantage ® Strategy Bond Fund	865	23	0	0	(39)	849	15	8
PIMCO High Yield Fund	614	719	0	0	1	1,334	38	0
PIMCO International StocksPLUS ® AR Strategy Fund (U.S. Dollar-Hedged)	5,886	797	(296)	21	417	6,825	353	0
PIMCO Long-Term U.S. Government Fund	2,067	72	(204)	(27)	(268)	1,640	63	8
PIMCO Mortgage Opportunities Fund	299	9	0	0	(5)	303	10	0
PIMCO Real Return Fund	3,406	46	0	0	(357)	3,095	28	18
PIMCO RealEstateRealReturn Strategy Fund	4,902	1,970	(2,199)	(477)	(730)	3,466	342	12
PIMCO Short-Term Floating NAV Portfolio	313	23,605	(21,400)	0	0	2,518	5	0
PIMCO Short-Term Floating NAV Portfolio III	3	0	0	0	0	3	0	0
PIMCO Small Cap StocksPLUS ® AR Strategy Fund	5,735	714	(817)	165	307	6,104	400	314
PIMCO StocksPLUS ® Fund	13,694	2,473	(677)	24	910	16,424	886	951
PIMCO Total Return Fund	3,550	348	0	0	(187)	3,711	70	21

Totals	$56,368	$36,642	$(30,339)	$(212)	$(542)	$61,917	$2,427	$1,475

PIMCO RealRetirement ® 2040 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$565	$0	$0	$0	$(102)	$463	$6	$0
PIMCO CommoditiesPLUS ® Strategy Fund	10,440	473	(185)	(15)	(316)	10,397	49	2
PIMCO Emerging Markets Bond Fund	718	3,239	0	0	(265)	3,692	93	109
PIMCO EqS Pathfinder Fund ®	2,500	95	0	0	252	2,847	43	51
PIMCO EqS ® Dividend Fund	2,356	214	(2,634)	308	(244)	0	46	0
PIMCO EqS ® Emerging Markets Fund	2,833	3,166	(3,028)	(135)	(49)	2,787	0	0
PIMCO High Yield Fund	725	32	0	0	(7)	750	32	0
PIMCO International StocksPLUS ® AR Strategy Fund (U.S. Dollar-Hedged)	7,688	2,338	0	0	647	10,673	535	0
PIMCO Long-Term U.S. Government Fund	2,937	109	0	0	(436)	2,610	96	14
PIMCO Mortgage Opportunities Fund	351	11	0	0	(6)	356	11	0
PIMCO Real Return Fund	2,237	30	0	0	(235)	2,032	18	12
PIMCO RealEstateRealReturn Strategy Fund	6,963	3,795	(3,200)	(665)	(1,110)	5,783	513	21
PIMCO Short-Term Floating NAV Portfolio	333	36,507	(32,200)	0	0	4,640	8	0
PIMCO Short-Term Floating NAV Portfolio III	3	0	0	0	0	3	0	0
PIMCO Small Cap StocksPLUS ® AR Strategy Fund	8,054	1,303	(458)	12	631	9,542	621	515
PIMCO StocksPLUS ® Fund	20,116	3,544	(1,194)	9	1,358	23,833	1,296	1,404
PIMCO Total Return Fund	2,617	951	0	0	(134)	3,434	59	19

Totals	$71,436	$55,807	$(42,899)	$(486)	$(16)	$83,842	$3,426	$2,147

PIMCO RealRetirement ® 2045 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$226	$0	$0	$0	$(41)	$185	$2	$0
PIMCO CommoditiesPLUS ® Strategy Fund	4,846	22	(150)	(14)	(144)	4,560	21	1
PIMCO Emerging Markets Bond Fund	318	706	0	0	(77)	947	27	28
PIMCO EqS Pathfinder Fund ®	1,120	42	0	0	113	1,275	19	23
PIMCO EqS ® Dividend Fund	1,031	19	(1,077)	128	(101)	0	19	0
PIMCO EqS ® Emerging Markets Fund	1,265	1,325	(1,342)	0	(83)	1,165	0	0
PIMCO High Yield Fund	322	14	0	0	(3)	333	14	0
PIMCO International StocksPLUS ® AR Strategy Fund (U.S. Dollar-Hedged)	3,789	942	(150)	12	269	4,862	245	0
PIMCO Long-Term U.S. Government Fund	1,332	49	0	0	(197)	1,184	43	6
PIMCO Mortgage Opportunities Fund	180	6	0	0	(3)	183	6	0
PIMCO Real Return Fund	348	0	(336)	(13)	1	0	1	0
PIMCO RealEstateRealReturn Strategy Fund	3,479	1,492	(1,600)	(418)	(431)	2,522	242	9
PIMCO Short-Term Floating NAV Portfolio	7	13,703	(11,800)	0	0	1,910	3	0
PIMCO Short-Term Floating NAV Portfolio III	6	0	0	0	0	6	0	0
PIMCO Small Cap StocksPLUS ® AR Strategy Fund	3,629	511	0	0	281	4,421	284	228
PIMCO StocksPLUS ® Fund	8,899	1,166	0	0	590	10,655	562	604
PIMCO Total Return Fund	833	95	0	0	(45)	883	17	5

Totals	$31,630	$20,092	$(16,455)	$(305)	$129	$35,091	$1,505	$904

PIMCO RealRetirement ® 2050 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$329	$0	$0	$0	$(59)	$270	$3	$0
PIMCO CommoditiesPLUS ® Strategy Fund	6,694	2,655	(951)	(47)	(154)	8,197	39	2
PIMCO CommodityRealReturn Strategy Fund ®	178	0	(170)	(22)	14	0	0	0
PIMCO Emerging Markets Bond Fund	457	1,191	0	0	(129)	1,519	44	45
PIMCO EqS Pathfinder Fund ®	1,657	62	0	0	167	1,886	29	34
PIMCO EqS ® Dividend Fund	1,419	437	(1,893)	185	(148)	0	32	0
PIMCO EqS ® Emerging Markets Fund	1,807	2,394	(2,164)	(78)	(64)	1,895	0	0
PIMCO High Yield Fund	460	136	0	0	(7)	589	25	0
PIMCO International StocksPLUS ® AR Strategy Fund (U.S. Dollar-Hedged)	5,303	2,690	(796)	(92)	515	7,620	407	0
PIMCO Long-Term U.S. Government Fund	1,837	436	0	0	(317)	1,956	70	10
PIMCO Mortgage Opportunities Fund	214	7	0	0	(4)	217	7	0
PIMCO Real Return Fund	172	0	(166)	0	(6)	0	0	0
PIMCO RealEstateRealReturn Strategy Fund	5,247	4,462	(3,636)	(772)	(792)	4,509	444	16
PIMCO Short-Term Floating NAV Portfolio	810	32,804	(30,500)	0	0	3,114	4	0
PIMCO Short-Term Floating NAV Portfolio III	6	0	0	0	0	6	0	0
PIMCO Small Cap StocksPLUS ® AR Strategy Fund	5,191	2,101	(1,293)	148	297	6,444	425	354
PIMCO StocksPLUS ® Fund	13,352	3,442	(1,236)	21	908	16,487	876	935
PIMCO Total Return Fund	699	558	0	0	(49)	1,208	17	7

Totals	$45,832	$53,375	$(42,805)	$(657)	$172	$55,917	$2,422	$1,403

PIMCO RealRetirement ® Income and Distribution Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS ® Strategy Fund	$2,233	$11	$0	$0	$(71)	$2,173	$10	$1
PIMCO Emerging Markets Bond Fund	2,773	2,473	(186)	(20)	(441)	4,599	159	136
PIMCO EqS Pathfinder Fund ®	766	29	0	0	77	872	13	16
PIMCO EqS ® Dividend Fund	1,455	405	(1,907)	225	(178)	0	34	0
PIMCO EqS ® Emerging Markets Fund	1,044	247	(971)	(4)	(66)	250	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	3,918	(124)	0	(17)	3,777	57	11
PIMCO Global Advantage ® Strategy Bond Fund	2,237	440	(124)	(4)	(109)	2,440	43	24
PIMCO High Yield Fund	2,872	1,084	0	0	(20)	3,936	143	0
PIMCO International StocksPLUS ® AR Strategy Fund (U.S. Dollar-Hedged)	1,592	765	(186)	13	150	2,334	127	0
PIMCO Low Duration Fund	6,212	303	(6,398)	(128)	11	0	52	0
PIMCO Mortgage Opportunities Fund	264	9	0	0	(5)	268	8	0
PIMCO Real Return Fund	10,017	129	(620)	(71)	(960)	8,495	80	48
PIMCO RealEstateRealReturn Strategy Fund	1,431	473	(600)	(107)	(222)	975	95	4
PIMCO Short-Term Floating NAV Portfolio	4,521	25,107	(28,601)	(1)	0	1,026	7	0
PIMCO Short-Term Floating NAV Portfolio III	1	0	0	0	0	1	0	0
PIMCO Short-Term Fund	0	1,278	0	0	(1)	1,277	7	1
PIMCO Small Cap StocksPLUS ® AR Strategy Fund	1,536	216	0	0	119	1,871	120	96
PIMCO StocksPLUS ® Fund	5,057	662	0	0	335	6,054	319	343
PIMCO Total Return Fund	14,869	1,256	(1,178)	(75)	(653)	14,219	277	79

Totals	$58,880	$38,805	$(40,895)	$(172)	$(2,051)	$54,567	$1,551	$759

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series Variable Insurance Trust, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended December 31, 2013 (amounts in thousands):

The following PIMCO Funds have an investment in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO California Intermediate Municipal Bond Fund	$2,703	$106,230	$(102,800)	$(2)	$0	$6,131	$30	$0
PIMCO California Municipal Bond Fund	800	3,801	(4,400)	0	0	201	1	0
PIMCO California Short Duration Municipal Income Fund	13,504	79,745	(88,600)	0	(1)	4,648	46	0
PIMCO CommoditiesPLUS ® Short Strategy Fund	1,206	6,106	(3,900)	0	(1)	3,411	6	0
PIMCO CommoditiesPLUS ® Strategy Fund	516,330	1,439,577	(816,000)	0	(179)	1,139,728	1,378	0
PIMCO CommodityRealReturn Strategy Fund ®	718,667	4,684,239	(4,445,500)	71	(65)	957,412	239	0
PIMCO Credit Absolute Return Fund	210,457	1,132,248	(618,400)	(17)	(74)	724,214	949	0
PIMCO Diversified Income Fund	414,070	2,665,299	(2,830,200)	(62)	(36)	249,071	1,198	0
PIMCO EM Fundamental IndexPLUS ® AR Strategy Fund	8	0	0	0	0	8	0	0
PIMCO Emerging Local Bond Fund	1,831,733	3,879,140	(4,909,700)	34	(226)	800,981	2,539	0
PIMCO Emerging Markets Bond Fund	217,136	1,916,590	(1,793,000)	9	(62)	340,673	690	0
PIMCO Emerging Markets Corporate Bond Fund	123,062	1,004,887	(1,048,100)	(4)	(12)	79,833	287	0
PIMCO Emerging Markets Currency Fund	455,803	4,080,081	(4,041,900)	149	(107)	494,026	1,782	0
PIMCO Extended Duration Fund	59,248	115,921	(168,900)	4	(6)	6,267	21	0
PIMCO Floating Income Fund	327,810	1,920,807	(2,079,600)	(130)	(32)	168,855	1,108	0
PIMCO Foreign Bond Fund (Unhedged)	780,747	2,829,299	(3,518,500)	8	(76)	91,478	398	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	871,667	3,750,628	(4,345,100)	52	(84)	277,163	629	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	7	0	0	0	0	7	0	0
PIMCO Fundamental IndexPLUS ® AR Fund	2	1	0	0	0	3	0	0
PIMCO Global Advantage ® Strategy Bond Fund	883,650	1,952,833	(2,758,700)	(199)	65	77,649	1,133	0
PIMCO Global Bond Fund (Unhedged)	122,361	714,193	(827,400)	0	(10)	9,144	93	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	118,457	421,172	(523,900)	17	(10)	15,736	72	0
PIMCO GNMA Fund	55,545	825,677	(793,600)	(34)	(21)	87,567	176	0
PIMCO High Yield Fund	638,059	3,196,913	(3,694,400)	(15)	(61)	140,496	813	0
PIMCO High Yield Municipal Bond Fund	20,005	187,060	(168,600)	(1)	(3)	38,461	59	0
PIMCO High Yield Spectrum Fund	99,156	635,069	(710,400)	(5)	(7)	23,813	169	0
PIMCO Income Fund	3,467,878	6,067,471	(9,382,039)	(20)	(267)	153,023	2,532	0
PIMCO International Fundamental IndexPLUS ® AR Strategy Fund	304,919	2,989,105	(3,176,900)	(42)	(10)	117,072	805	0
PIMCO International StocksPLUS ® AR Strategy Fund (Unhedged)	4	0	0	0	0	4	0	0
PIMCO International StocksPLUS ® AR Strategy Fund (U.S. Dollar-Hedged)	27,951	169,278	(53,600)	(11)	(5)	143,613	78	0
PIMCO Investment Grade Corporate Bond Fund	148,986	4,607,120	(4,755,867)	(73)	(14)	152	220	0
PIMCO Long Duration Total Return Fund	203,763	2,119,252	(2,138,700)	(46)	(25)	184,244	553	0
PIMCO Long-Term Credit Fund	125,253	2,552,438	(2,639,100)	(32)	(13)	38,546	338	0
PIMCO Long-Term U.S. Government Fund	105,529	862,535	(950,500)	(7)	(9)	17,548	135	0
PIMCO Low Duration Fund	24	(1)	0	0	0	23	0	0
PIMCO Low Duration Fund II	2	0	0	0	0	2	0	0
PIMCO Low Duration Fund III	1	0	0	0	0	1	0	0
PIMCO Moderate Duration Fund	5	0	0	0	0	5	0	0
PIMCO Mortgage-Backed Securities Fund	170,415	194,317	(364,600)	(36)	33	129	118	0
PIMCO Mortgage Opportunities Fund	20,848	459,391	(477,200)	4	(2)	3,041	91	0
PIMCO Municipal Bond Fund	43,012	406,706	(435,600)	(5)	(4)	14,109	106	0
PIMCO National Intermediate Municipal Bond Fund	800	19,606	(14,700)	0	(1)	5,705	5	0
PIMCO New York Municipal Bond Fund	5,402	55,722	(54,600)	(1)	(2)	6,521	22	0
PIMCO Real Return Asset Fund	43,697	466,632	(506,600)	(6)	(4)	3,719	32	0
PIMCO Real Return Fund	199,018	4,402,265	(4,601,100)	33	(20)	196	164	0
PIMCO RealEstateRealReturn Strategy Fund	206,889	3,179,350	(3,098,400)	19	(30)	287,828	549	0
PIMCO Senior Floating Rate Fund	120,677	1,291,317	(1,205,800)	(35)	(19)	206,140	418	0
PIMCO Short Asset Investment Fund	0	0	0	0	0	0	0	0
PIMCO Short Duration Municipal Income Fund	62,916	202,600	(228,900)	3	(8)	36,611	101	0
PIMCO Short-Term Fund	59	10,002	(10,000)	(1)	0	60	2	0
PIMCO Small Cap StocksPLUS ® AR Strategy Fund	2	(1)	0	0	0	1	0	0
PIMCO Small Company Fundamental IndexPLUS ® AR Strategy Fund	21,992	586,501	(602,100)	(3)	(2)	6,388	101	0
PIMCO StocksPLUS ® Fund	4	0	0	0	0	4	0	0
PIMCO StocksPLUS ® Long Duration Fund	137,321	219,959	(287,900)	(131)	112	69,361	159	0
PIMCO StocksPLUS ® Absolute Return Fund	2	0	0	0	0	2	0	0
PIMCO StocksPLUS ® AR Short Strategy Fund	17	46,901	(46,900)	0	0	18	1	0
PIMCO Total Return Fund	1	574,213	(574,100)	14	0	128	13	0
PIMCO Total Return Fund II	10	0	0	0	0	10	0	0
PIMCO Total Return Fund III	8	0	0	0	0	8	0	0
PIMCO Total Return Fund IV	2	0	(1)	0	0	1	0	0
PIMCO Unconstrained Bond Fund	1,139,349	1,481,006	(2,620,100)	(115)	(2)	138	2,205	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	682,439	1,716,587	(2,035,900)	19	(83)	363,062	688	0
PIMCO Asset-Backed Securities Portfolio	15,658	687,021	(701,700)	(11)	(1)	967	21	0
PIMCO Developing Local Markets Portfolio	64,392	142,501	(159,000)	(8)	(6)	47,879	101	0
PIMCO Emerging Markets Portfolio	378,567	752,860	(803,000)	(395)	325	328,357	561	0
PIMCO FX Strategy Portfolio	28,259	20,425	(40,000)	(3)	(1)	8,680	25	0
PIMCO High Yield Portfolio	15,465	282,836	(287,400)	(4)	(1)	10,896	36	0
PIMCO International Portfolio	90,443	897,350	(593,800)	(36)	(69)	393,888	851	0
PIMCO Investment Grade Corporate Portfolio	235,642	2,369,240	(2,079,841)	(20)	(73)	524,948	840	0
PIMCO Long Duration Corporate Bond Portfolio	308,539	2,653,130	(2,961,500)	(16)	(31)	122	530	0
PIMCO Low Duration Portfolio	68,496	24,050	(92,539)	(90)	83	0	60	0
PIMCO Mortgage Portfolio	1,439,144	2,339,109	(3,463,100)	(51)	(81)	315,021	909	0
PIMCO Municipal Sector Portfolio	12,362	65,713	(65,800)	(1)	(3)	12,271	13	0
PIMCO Real Return Portfolio	63,381	584,927	(648,200)	5	(6)	107	27	0
PIMCO Senior Floating Rate Portfolio	7,906	79,215	(78,700)	4	(1)	8,424	15	0
PIMCO Short-Term Portfolio	3,231	605,146	(590,900)	(15)	0	17,462	47	0
PIMCO U.S. Government Sector Portfolio	186	12,000	(12,000)	0	0	186	1	0

The following PIMCO Funds have an investment in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS ® Short Strategy Fund	$2	$0	$0	$0	$0	$2	$0	$0
PIMCO CommoditiesPLUS ® Strategy Fund	636,926	157,590	(289,400)	(174)	25	504,967	1,690	0
PIMCO CommodityRealReturn Strategy Fund ®	72,507	6,112	(78,600)	13	(7)	25	12	0
PIMCO Credit Absolute Return Fund	13,842	40	0	0	(6)	13,876	40	0
PIMCO EM Fundamental IndexPLUS ® AR Strategy Fund	250,451	5,081,119	(3,027,800)	40	(1,346)	2,302,464	5,120	0
PIMCO Emerging Local Bond Fund	32	702,636	(50,001)	0	(330)	652,337	937	0
PIMCO Emerging Markets Bond Fund	22	1	0	0	0	23	0	0
PIMCO Emerging Markets Currency Fund	355,760	298,646	0	0	(292)	654,114	1,445	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	80,501	2,950,088	(2,135,800)	(196)	(536)	894,057	2,089	0
PIMCO Fundamental IndexPLUS ® AR Fund	232,057	3,022,833	(2,139,600)	18	(583)	1,114,725	2,433	0
PIMCO GNMA Fund	26	0	0	0	0	26	0	0
PIMCO High Yield Fund	1,018,594	2,737	(171,700)	(139)	(168)	849,324	2,738	0
PIMCO High Yield Spectrum Fund	106,437	305	0	0	(43)	106,699	304	0
PIMCO Income Fund	0	2,092,145	(1,907,000)	(474)	(137)	184,534	1,145	0
PIMCO International Fundamental IndexPLUS ® AR Strategy Fund	44	1,431,318	(274,800)	47	(735)	1,155,874	1,519	0
PIMCO International StocksPLUS ® AR Strategy Fund (Unhedged)	12,920	1,279,722	(887,900)	(30)	(247)	404,465	922	0
PIMCO Investment Grade Corporate Bond Fund	51	0	0	0	0	51	0	0
PIMCO Low Duration Fund	2,441,322	10,259,015	(9,904,000)	1,085	(1,788)	2,795,634	13,715	0
PIMCO Low Duration Fund II	181,861	343,948	(500,600)	46	0	25,255	447	0
PIMCO Low Duration Fund III	16,137	227,071	(188,000)	19	(34)	55,193	172	0
PIMCO Moderate Duration Fund	99,025	1,591,576	(1,058,900)	71	(379)	631,393	1,576	0
PIMCO Mortgage-Backed Securities Fund	19,074	43	(17,600)	(9)	10	1,518	43	0
PIMCO Senior Floating Rate Fund	184,382	421	(90,400)	(19)	16	94,400	421	0
PIMCO Short Asset Investment Fund	14,681	70,521	(85,200)	6	(2)	6	21	0
PIMCO Short-Term Fund	701,147	1,798,797	(1,589,700)	272	(449)	910,067	2,897	0
PIMCO Small Cap StocksPLUS ® AR Strategy Fund	56,561	991,217	(660,300)	52	(222)	387,308	1,016	0
PIMCO Small Company Fundamental IndexPLUS ® AR Strategy Fund	55	209,870	(97,300)	0	(69)	112,556	170	0
PIMCO StocksPLUS ® Fund	76,904	571,470	(490,600)	(3)	(88)	157,683	371	0
PIMCO StocksPLUS ® Absolute Return Fund	50,004	827,481	(516,600)	(2)	(226)	360,657	881	0
PIMCO StocksPLUS ® AR Short Strategy Fund	610,478	4,731,798	(3,955,800)	(14)	(770)	1,385,692	5,398	0
PIMCO Total Return Fund	11,196,127	71,764,019	(54,639,700)	4,718	(13,355)	28,311,809	62,418	0
PIMCO Total Return Fund II	75,972	1,755,434	(1,720,700)	(12)	(71)	110,623	733	0
PIMCO Total Return Fund III	12,966	2,449,002	(2,338,200)	(42)	(55)	123,671	1,302	0
PIMCO Total Return Fund IV	22,982	774,020	(639,100)	(13)	(100)	157,789	520	0
PIMCO Unconstrained Bond Fund	72,507	7,154,281	(4,268,300)	(1,063)	(1,736)	2,955,689	5,080	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	0	910,682	(262,300)	51	(409)	648,024	782	0
PIMCO Investment Grade Corporate Portfolio	221,715	634	0	0	(89)	222,260	634	0
PIMCO Mortgage Portfolio	386,025	515	(386,500)	(419)	486	107	514	0

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	RDR	RBC Dain Rausher, Inc.
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYM	Royal Bank of Scotland Plc - MTG OPT
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	IBD	ING Bank NV	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
CIB	Canadian Imperial Bank of Commerce	MAC	Macquarie Bank Limited	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSX	Morgan Stanley Capital Group, Inc.	WNA	Wachovia Bank N.A.
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	THB	Thai Baht
CZK	Czech Koruna	MYR	Malaysian Ringgit	TRY	Turkish New Lira
DKK	Danish Krone	NGN	Nigerian Naira	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
HKD	Hong Kong Dollar	PEN	Peruvian New Sol	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	OTC	Over-the-Counter
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	JMCU305E	JPMorgan Live Cattle Sub-Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DWRTFT	Dow Jones Wilshire REIT Total Return Index	KOSPI	Korea Composite Stock Price Index
CDX.HY	Credit Derivatives Index - High Yield	EAFE	Europe, Australasia, and Far East Stock Index	LSHSFO CAL15	2015 Calendar Fuel Oil Crack Calendar Swap
CDX.IG	Credit Derivatives Index - Investment Grade	ENHGD84T	Dow Jones-AIG E84 Total Return	MCDX	Municipal Bond Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index	ERADXULT	eRAFI International Large Strategy Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	ERAEMLT	eRAFI Emerging Markets Strategy Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CSCUS1TR	Credit Suisse Customized Total Return Index 1	ERAUSLT	eRAFI U.S. Large Strategy Index	NGCAL19	Natural Gas Calendar 2019
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	PLTMLNPM	London Platinum & Palladium Market PM Fix
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	GOCO CAL14	2014 Gasoil Crack Calendar Swap	RACNLGT	RAFI Global Long Index
DJUBLC3T	Dow Jones-UBS Live Cattle 3-Month Forward	HSFOCO CAL14	2014 High Sulfur Fuel Oil-Brent Spread Calendar Swap	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
DJUBS	Dow Jones-UBS Commodity Index	JETNWE 1Q14	First Quarter of 2014 NWE CIF Jet Fuel	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
DJUBSCOT	Dow Jones-UBS Brent Crude TR	JETNWE CAL14	2014 Calendar NWE CIF Jet Fuel	SLVRLND	London Silver Market Fixing Ltd.
DJUBSF1T	Dow Jones-UBS Commodity Index 1-Month Forward Total Return	JMABDCO1	JPMorgan Custom Brent G1 Index	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
DJUBSF3T	Dow Jones-UBS 3-Month Forward Total Return Commodity	JMABNIC0	JPMorgan Nic 0 Custom Index	ULSDNWE 1Q14	First Quarter of 2014 Ultra-Low Sulfur Diesel NWE
DJUBSGC	Dow Jones-UBS Gold Sub-Index	JMABNICP	JPMorgan Nic P Custom Index	ULSDNWE CAL14	2014 Calendar Ultra-Low Sulfur Diesel NWE
DJUBSHG	Dow Jones-UBS Copper Sub-Index	JMC1DLH5	Dow Jones-UBS Lean Hogs Sub-Index 5-Month Forward
DJUBSLH3	Dow Jones-UBS Lean Hogs Sub-Index 3-Month Forward	RACNSGT	RAFI Global Short Index
GOLDLNPM	London Gold Market Fixing Ltd. PM	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association
CM	California Mortgage Insurance	GTD	Guaranteed
FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate

Other Abbreviations:
ABS	Asset-Backed Security	EONIA	Euro OverNight Index Average	NCUA	National Credit Union Administration
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	oz.	Ounce
BABs	Build America Bonds	FSB	Federal Savings Bank	RBOB	Reformulated Blendstock for Oxygenate Blending
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CBO	Collateralized Bond Obligation	KLIBOR	Kuala Lumpur Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	MBS	Mortgage-Backed Security	WIBOR	Warsaw Interbank Offered Rate
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	WTI	West Texas Intermediate
CMBS	Collateralized Mortgage-Backed Security	M-S-R	Mechanical Systems Review	YOY	Year-Over-Year
CMO	Collateralized Mortgage Obligation

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	February 28, 2014

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	February 27, 2014